JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	74,590	1,825,966
Total Investment Companies (cost $1,728,389)		1,825,966
Total Investments 100.0% (cost $1,728,389)		1,825,966
Other Assets and Liabilities, Net (0.0)%		(522)
Total Net Assets 100.0%		1,825,444

(a)  Investment in affiliate.

JNL/American Funds Blue Chip Income and Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	233,606	2,987,820
Total Investment Companies (cost $3,134,917)		2,987,820
Total Investments 100.0% (cost $3,134,917)		2,987,820
Other Assets and Liabilities, Net (0.0)%		(951)
Total Net Assets 100.0%		2,986,869

(a)  Investment in affiliate.

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	15,560	155,601
Total Investment Companies (cost $156,952)		155,601
Total Investments 100.0% (cost $156,952)		155,601
Other Assets and Liabilities, Net (0.0)%		(58)
Total Net Assets 100.0%		155,543

(a)  Investment in affiliate.

JNL/American Funds Capital World Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	38,194	478,194
Total Investment Companies (cost $454,336)		478,194
Total Investments 100.0% (cost $454,336)		478,194
Other Assets and Liabilities, Net (0.0)%		(151)
Total Net Assets 100.0%		478,043

(a)  Investment in affiliate.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	17,550	633,538
Total Investment Companies (cost $525,066)		633,538
Total Investments 100.0% (cost $525,066)		633,538
Other Assets and Liabilities, Net (0.0)%		(167)
Total Net Assets 100.0%		633,371

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	27,192	721,941
Total Investment Companies (cost $663,899)		721,941
Total Investments 100.0% (cost $663,899)		721,941
Other Assets and Liabilities, Net (0.0)%		(203)
Total Net Assets 100.0%		721,738

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1 (a)	22,562	2,280,358
Total Investment Companies (cost $1,791,439)		2,280,358
Total Investments 100.0% (cost $1,791,439)		2,280,358
Other Assets and Liabilities, Net (0.0)%		(638)
Total Net Assets 100.0%		2,279,720

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	154,908	7,754,687
Total Investment Companies (cost $7,290,097)		7,754,687
Total Investments 100.0% (cost $7,290,097)		7,754,687
Other Assets and Liabilities, Net (0.0)%		(2,697)
Total Net Assets 100.0%		7,751,990

(a)  Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	84,736	1,654,896
Total Investment Companies (cost $1,672,475)		1,654,896
Total Investments 100.0% (cost $1,672,475)		1,654,896
Other Assets and Liabilities, Net (0.0)%		(585)
Total Net Assets 100.0%		1,654,311

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	53,352	1,413,301
Total Investment Companies (cost $1,219,346)		1,413,301
Total Investments 100.0% (cost $1,219,346)		1,413,301
Other Assets and Liabilities, Net (0.0)%		(562)
Total Net Assets 100.0%		1,412,739

(a)  Investment in affiliate.

JNL/Vanguard Capital Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Capital Growth Portfolio (a)	10,578	421,340
Total Investment Companies (cost $382,677)		421,340
Total Investments 100.0% (cost $382,677)		421,340
Other Assets and Liabilities, Net (0.0)%		(127)
Total Net Assets 100.0%		421,213

(a)  Investment in affiliate.

JNL/Vanguard Equity Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Equity Income Portfolio (a)	22,714	462,921
Total Investment Companies (cost $486,740)		462,921
Total Investments 100.0% (cost $486,740)		462,921
Other Assets and Liabilities, Net (0.0)%		(136)
Total Net Assets 100.0%		462,785

(a)  Investment in affiliate.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares	Value ($)
JNL/Vanguard International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Variable Insurance Fund - International Portfolio (a)	26,109	931,044
Total Investment Companies (cost $731,606)		931,044
Total Investments 100.0% (cost $731,606)		931,044
Other Assets and Liabilities, Net (0.0)%		(273)
Total Net Assets 100.0%		930,771

(a)  Investment in affiliate.

JNL/Vanguard Small Company Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (a)	10,552	205,449
Total Investment Companies (cost $228,565)		205,449
Total Investments 100.0% (cost $228,565)		205,449
Other Assets and Liabilities, Net (0.0)%		(76)
Total Net Assets 100.0%		205,373

(a)  Investment in affiliate.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 46.3%
JNL Multi-Manager Mid Cap Fund - Class I (13.3%) (a)	11,741	162,146
JNL Multi-Manager Small Cap Growth Fund - Class I (1.5%) (a)	1,037	40,698
JNL Multi-Manager Small Cap Value Fund - Class I (5.3%) (a)	4,102	48,446
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (5.9%) (a)	6,797	113,644
JNL/Morningstar Wide Moat Index Fund - Class I (12.3%) (a)	7,992	99,094
JNL/T. Rowe Price Established Growth Fund - Class I (0.9%) (a)	1,580	100,314
JNL/T. Rowe Price Value Fund - Class I (2.4%) (a)	5,935	100,774
		665,116
International Equity 20.9%
JNL Multi-Manager International Small Cap Fund - Class I (23.3%) (a)	5,005	59,658
JNL/Causeway International Value Select Fund - Class I (9.2%) (a)	7,690	100,504
JNL/WCM Focused International Equity Fund - Class I (7.2%) (a)	7,330	139,340
		299,502
Global Equity 12.0%
JNL/Harris Oakmark Global Equity Fund - Class I (11.7%) (a)	7,992	77,604
JNL/JPMorgan Growth & Income Fund - Class I (3.0%) (a)	2,687	28,158
JNL/Loomis Sayles Global Growth Fund - Class I (8.8%) (a)	4,793	66,328
		172,090
Alternative 9.5%
JNL Multi-Manager Alternative Fund - Class I (2.6%) (a)	2,551	27,983
JNL/First State Global Infrastructure Fund - Class I (5.7%) (a)	3,784	54,001
JNL/Heitman U.S. Focused Real Estate Fund - Class I (15.9%) (a)	2,686	27,100
JNL/Westchester Capital Event Driven Fund - Class I (19.9%) (a)	2,601	27,751
		136,835
Emerging Markets Equity 8.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.7%) (a)	5,711	54,600
JNL/GQG Emerging Markets Equity Fund - Class I (8.8%) (a)	4,771	59,786
		114,386
	Shares	Value ($)
Domestic Fixed Income 3.3%
JNL/DoubleLine Total Return Fund - Class I (1.6%) (a)	4,104	47,488
Total Investment Companies (cost $1,285,393)		1,435,417
Total Investments 100.0% (cost $1,285,393)		1,435,417
Other Assets and Liabilities, Net (0.0)%		(300)
Total Net Assets 100.0%		1,435,117

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 69.2%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.2%) (a)	5,998	88,344
JNL/DoubleLine Total Return Fund - Class I (4.2%) (a)	10,758	124,472
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (1.6%) (a)	2,473	37,865
JNL/PIMCO Income Fund - Class I (4.0%) (a)	6,245	66,822
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.8%) (a)	5,053	66,705
JNL/PIMCO Real Return Fund - Class I (1.0%) (a)	1,244	14,437
JNL/PPM America Total Return Fund - Class I (3.7%) (a)	4,875	66,743
JNL/T. Rowe Price U.S. High Yield Fund - Class I (6.3%) (a)	3,384	36,177
		501,565
Alternative 8.0%
JNL Multi-Manager Alternative Fund - Class I (2.7%) (a)	2,639	28,951
JNL/First State Global Infrastructure Fund - Class I (0.8%) (a)	513	7,317
JNL/JPMorgan Hedged Equity Fund - Class I (4.5%) (a)	1,883	21,788
		58,056
Domestic Balanced 7.1%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.7%) (a)	2,802	51,386
Domestic Equity 6.1%
JNL Multi-Manager Mid Cap Fund - Class I (1.1%) (a)	940	12,987
JNL Multi-Manager Small Cap Growth Fund - Class I (0.1%) (a)	95	3,744
JNL Multi-Manager Small Cap Value Fund - Class I (0.4%) (a)	314	3,704
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (0.5%) (a)	552	9,231
JNL/Morningstar Wide Moat Index Fund - Class I (1.8%) (a)	1,188	14,729
		44,395
Emerging Markets Fixed Income 4.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.1%) (a)	2,512	28,863
International Equity 3.1%
JNL/Causeway International Value Select Fund - Class I (0.7%) (a)	556	7,270
JNL/WCM Focused International Equity Fund - Class I (0.8%) (a)	775	14,725
		21,995
Emerging Markets Equity 1.5%
JNL/GQG Emerging Markets Equity Fund - Class I (1.6%) (a)	882	11,051
Global Equity 1.0%
JNL/Loomis Sayles Global Growth Fund - Class I (1.0%) (a)	535	7,404
Total Investment Companies (cost $675,207)		724,715
Total Investments 100.0% (cost $675,207)		724,715
Other Assets and Liabilities, Net (0.0)%		(159)
Total Net Assets 100.0%		724,556

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares	Value ($)
JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 38.6%
JNL Multi-Manager Mid Cap Fund - Class I (17.7%) (a)	15,612	215,606
JNL Multi-Manager Small Cap Growth Fund - Class I (1.5%) (a)	1,037	40,702
JNL Multi-Manager Small Cap Value Fund - Class I (5.3%) (a)	4,089	48,285
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (7.4%) (a)	8,592	143,656
JNL/Morningstar Wide Moat Index Fund - Class I (16.5%) (a)	10,779	133,663
JNL/T. Rowe Price Established Growth Fund - Class I (1.2%) (a)	2,298	145,868
JNL/T. Rowe Price Value Fund - Class I (3.3%) (a)	8,035	136,426
		864,206
International Equity 18.7%
JNL Multi-Manager International Small Cap Fund - Class I (31.7%) (a)	6,814	81,222
JNL/Causeway International Value Select Fund - Class I (13.0%) (a)	10,892	142,357
JNL/WCM Focused International Equity Fund - Class I (10.1%) (a)	10,271	195,243
		418,822
Domestic Fixed Income 16.6%
JNL/DoubleLine Core Fixed Income Fund - Class I (1.3%) (a)	3,580	52,728
JNL/DoubleLine Total Return Fund - Class I (5.2%) (a)	13,203	152,764
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (2.2%) (a)	3,496	53,527
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.9%) (a)	5,194	68,566
JNL/T. Rowe Price U.S. High Yield Fund - Class I (7.6%) (a)	4,056	43,357
		370,942
Global Equity 9.6%
JNL/Harris Oakmark Global Equity Fund - Class I (11.8%) (a)	8,015	77,829
JNL/JPMorgan Growth & Income Fund - Class I (5.5%) (a)	4,811	50,416
JNL/Loomis Sayles Global Growth Fund - Class I (11.5%) (a)	6,261	86,651
		214,896
Alternative 8.1%
JNL Multi-Manager Alternative Fund - Class I (4.7%) (a)	4,524	49,624
JNL/First State Global Infrastructure Fund - Class I (7.8%) (a)	5,143	73,396
JNL/Heitman U.S. Focused Real Estate Fund - Class I (18.4%) (a)	3,101	31,292
JNL/Westchester Capital Event Driven Fund - Class I (19.4%) (a)	2,538	27,083
		181,395
Emerging Markets Equity 6.9%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.0%) (a)	7,758	74,164
JNL/GQG Emerging Markets Equity Fund - Class I (12.0%) (a)	6,522	81,725
		155,889
Emerging Markets Fixed Income 1.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.7%) (a)	2,861	32,875
Total Investment Companies (cost $2,006,454)		2,239,025
Total Investments 100.0% (cost $2,006,454)		2,239,025
Other Assets and Liabilities, Net (0.0)%		(457)
Total Net Assets 100.0%		2,238,568

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

	Shares	Value ($)
JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 49.0%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.7%) (a)	13,059	192,366
JNL/DoubleLine Total Return Fund - Class I (11.6%) (a)	29,523	341,586
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (4.0%) (a)	6,241	95,554
JNL/PIMCO Income Fund - Class I (9.7%) (a)	15,076	161,317
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (9.1%) (a)	12,135	160,177
JNL/PIMCO Real Return Fund - Class I (3.4%) (a)	4,454	51,709
JNL/PPM America Total Return Fund - Class I (9.1%) (a)	12,081	165,388
JNL/T. Rowe Price U.S. High Yield Fund - Class I (18.2%) (a)	9,731	104,021
		1,272,118
Domestic Equity 16.0%
JNL Multi-Manager Mid Cap Fund - Class I (8.1%) (a)	7,127	98,422
JNL Multi-Manager Small Cap Growth Fund - Class I (1.0%) (a)	688	26,973
JNL Multi-Manager Small Cap Value Fund - Class I (2.8%) (a)	2,166	25,575
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (4.1%) (a)	4,787	80,035
JNL/Morningstar Wide Moat Index Fund - Class I (16.1%) (a)	10,497	130,168
JNL/T. Rowe Price Established Growth Fund - Class I (0.5%) (a)	855	54,259
		415,432
Alternative 10.5%
JNL Multi-Manager Alternative Fund - Class I (9.8%) (a)	9,528	104,524
JNL/First State Global Infrastructure Fund - Class I (6.7%) (a)	4,418	63,050
JNL/Heitman U.S. Focused Real Estate Fund - Class I (14.9%) (a)	2,524	25,468
JNL/JPMorgan Hedged Equity Fund - Class I (16.3%) (a)	6,823	78,943
		271,985
International Equity 6.8%
JNL Multi-Manager International Small Cap Fund - Class I (10.6%) (a)	2,282	27,198
JNL/Causeway International Value Select Fund - Class I (5.2%) (a)	4,343	56,765
JNL/WCM Focused International Equity Fund - Class I (4.9%) (a)	4,915	93,438
		177,401
Domestic Balanced 6.6%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (2.2%) (a)	9,305	170,653
Global Equity 4.0%
JNL/Harris Oakmark Global Equity Fund - Class I (7.7%) (a)	5,280	51,265
JNL/Loomis Sayles Global Growth Fund - Class I (7.1%) (a)	3,888	53,809
		105,074
Emerging Markets Equity 3.6%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.1%) (a)	4,858	46,443
JNL/GQG Emerging Markets Equity Fund - Class I (7.0%) (a)	3,803	47,658
		94,101
Emerging Markets Fixed Income 3.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (12.9%) (a)	7,949	91,335
Total Investment Companies (cost $2,366,703)		2,598,099
Total Investments 100.0% (cost $2,366,703)		2,598,099
Other Assets and Liabilities, Net (0.0)%		(590)
Total Net Assets 100.0%		2,597,509

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares	Value ($)
JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 32.6%
JNL/DoubleLine Core Fixed Income Fund - Class I (5.7%) (a)	15,836	233,270
JNL/DoubleLine Total Return Fund - Class I (14.6%) (a)	37,084	429,063
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (5.5%) (a)	8,668	132,710
JNL/PIMCO Income Fund - Class I (11.4%) (a)	17,811	190,575
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (10.7%) (a)	14,360	189,551
JNL/PIMCO Real Return Fund - Class I (3.0%) (a)	3,862	44,841
JNL/PPM America Total Return Fund - Class I (7.8%) (a)	10,433	142,829
JNL/T. Rowe Price U.S. High Yield Fund - Class I (24.1%) (a)	12,854	137,414
		1,500,253
Domestic Equity 26.0%
JNL Multi-Manager Mid Cap Fund - Class I (27.0%) (a)	23,749	327,979
JNL Multi-Manager Small Cap Growth Fund - Class I (2.7%) (a)	1,833	71,923
JNL Multi-Manager Small Cap Value Fund - Class I (7.5%) (a)	5,795	68,437
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (9.2%) (a)	10,656	178,161
JNL/Morningstar Wide Moat Index Fund - Class I (25.8%) (a)	16,816	208,521
JNL/T. Rowe Price Established Growth Fund - Class I (1.4%) (a)	2,654	168,464
JNL/T. Rowe Price Value Fund - Class I (4.3%) (a)	10,354	175,814
		1,199,299
International Equity 13.2%
JNL Multi-Manager International Small Cap Fund - Class I (33.0%) (a)	7,100	84,634
JNL/Causeway International Value Select Fund - Class I (20.7%) (a)	17,293	226,013
JNL/WCM Focused International Equity Fund - Class I (15.4%) (a)	15,649	297,493
		608,140
Alternative 10.4%
JNL Multi-Manager Alternative Fund - Class I (14.1%) (a)	13,681	150,077
JNL/First State Global Infrastructure Fund - Class I (14.1%) (a)	9,328	133,112
JNL/Heitman U.S. Focused Real Estate Fund - Class I (33.1%) (a)	5,595	56,449
JNL/JPMorgan Hedged Equity Fund - Class I (19.0%) (a)	7,960	92,096
JNL/Westchester Capital Event Driven Fund - Class I (32.7%) (a)	4,264	45,493
		477,227
Domestic Balanced 6.1%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (3.5%) (a)	15,261	279,893
Emerging Markets Equity 4.9%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (7.1%) (a)	11,141	106,507
JNL/GQG Emerging Markets Equity Fund - Class I (17.8%) (a)	9,665	121,095
		227,602
Global Equity 4.8%
JNL/Harris Oakmark Global Equity Fund - Class I (15.6%) (a)	10,628	103,200
JNL/Loomis Sayles Global Growth Fund - Class I (15.8%) (a)	8,637	119,542
		222,742
	Shares	Value ($)
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (13.1%) (a)	8,053	92,526
Total Investment Companies (cost $4,130,564)		4,607,682
Total Investments 100.0% (cost $4,130,564)		4,607,682
Other Assets and Liabilities, Net (0.0)%		(985)
Total Net Assets 100.0%		4,606,697

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 41.5%
American Funds Insurance Series - Growth Fund - Class 1	3,880	392,152
American Funds Insurance Series - Growth-Income Fund - Class 1	9,417	471,403
American Funds Insurance Series - Washington Mutual Investors Fund - Class R-6	8,754	401,637
		1,265,192
Global Equity 26.6%
American Funds Capital World Growth and Income Fund - Class R-6	3,010	156,430
American Funds Insurance Series - Global Growth Fund - Class 1	8,677	313,242
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	8,374	222,319
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	7,493	119,515
		811,506
Domestic Fixed Income 17.3%
American Funds American High-Income Trust - Class R-6	3,341	32,170
American Funds Intermediate Bond Fund of America - Class R-6	4,614	65,560
American Funds Mortgage Fund - Class R-6	9,643	102,216
American Funds The Bond Fund of America - Class R-6	23,254	327,181
		527,127
Emerging Markets Equity 7.4%
American Funds New World Fund - Class R-6	3,067	226,840
International Equity 5.1%
American Funds Insurance Series - International Fund - Class 1	7,964	155,548
Emerging Markets Fixed Income 2.1%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	6,723	63,403
Total Investment Companies (cost $2,726,268)		3,049,616
Total Investments 100.0% (cost $2,726,268)		3,049,616
Other Assets and Liabilities, Net 0.0%		37
Total Net Assets 100.0%		3,049,653

(a)  Investment in affiliate.

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 34.9%
American Funds American High-Income Trust - Class R-6	6,013	57,904
American Funds Inflation Linked Bond Fund - Class R-6	2,673	29,830
American Funds Intermediate Bond Fund of America - Class R-6	7,579	107,698
American Funds Mortgage Fund - Class R-6	12,494	132,432
American Funds The Bond Fund of America - Class R-6	39,552	556,493
		884,357
Domestic Equity 32.1%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	20,209	258,471

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares	Value ($)
American Funds Insurance Series - Growth Fund - Class 1	2,148	217,082
American Funds Insurance Series - Growth-Income Fund - Class 1	6,787	339,781
		815,334
Global Equity 19.5%
American Funds Capital World Growth and Income Fund - Class R-6	941	48,876
American Funds Insurance Series - Global Growth Fund - Class 1	5,518	199,188
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	5,375	142,721
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	6,458	103,006
		493,791
International Equity 5.2%
American Funds Insurance Series - International Fund - Class 1	6,752	131,870
Emerging Markets Equity 4.8%
American Funds New World Fund - Class R-6	1,641	121,410
Emerging Markets Fixed Income 3.5%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	9,452	89,133
Total Investment Companies (cost $2,315,331)		2,535,895
Total Investments 100.0% (cost $2,315,331)		2,535,895
Other Assets and Liabilities, Net 0.0%		851
Total Net Assets 100.0%		2,536,746

(a)  Investment in affiliate.

JNL/DFA Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 46.1%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	956	13,793
DFA U.S. Large Cap Value Portfolio - Institutional Class	504	16,024
DFA U.S. Large Company Portfolio - Institutional Class	2,051	52,907
DFA U.S. Small Cap Portfolio - Institutional Class	381	11,431
DFA U.S. Targeted Value Portfolio - Institutional Class	636	11,366
		105,521
Domestic Fixed Income 19.3%
DFA Intermediate Term Extended Quality Portfolio - Institutional Class	482	5,723
DFA Investment Grade Portfolio - Institutional Class	2,528	30,367
DFA Short-Term Extended Quality Portfolio - Institutional Class	732	8,025
		44,115
International Equity 16.9%
JNL/DFA International Core Equity Fund - Class I (19.1%) (a)	3,918	38,785
Emerging Markets Equity 12.7%
DFA Emerging Markets Portfolio - Institutional Class	673	18,333
DFA Emerging Markets Small Cap Portfolio - Institutional Class	553	10,889
		29,222
Alternative 5.0%
DFA International Real Estate Securities Portfolio - Institutional Class	1,312	5,156
DFA Real Estate Securities Portfolio - Institutional Class	178	6,298
		11,454
Total Investment Companies (cost $220,129)		229,097
Total Investments 100.0% (cost $220,129)		229,097
Other Assets and Liabilities, Net (0.0)%		(61)
Total Net Assets 100.0%		229,036

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

	Shares	Value ($)
JNL/DFA Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 39.1%
DFA Intermediate Term Extended Quality Portfolio - Institutional Class	1,263	14,995
DFA Investment Grade Portfolio - Institutional Class	3,557	42,721
DFA Short-Duration Real Return Portfolio - Institutional Class	234	2,350
DFA Short-Term Extended Quality Portfolio - Institutional Class	1,200	13,153
		73,219
Domestic Equity 35.5%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	618	8,911
DFA U.S. Large Cap Value Portfolio - Institutional Class	308	9,790
DFA U.S. Large Company Portfolio - Institutional Class	1,295	33,382
DFA U.S. Small Cap Portfolio - Institutional Class	232	6,963
DFA U.S. Targeted Value Portfolio - Institutional Class	411	7,352
		66,398
International Equity 12.7%
JNL/DFA International Core Equity Fund - Class I (26.1%) (a)	2,391	23,673
Emerging Markets Equity 9.0%
DFA Emerging Markets Portfolio - Institutional Class	394	10,733
DFA Emerging Markets Small Cap Portfolio - Institutional Class	307	6,040
		16,773
Alternative 3.7%
DFA International Real Estate Securities Portfolio - Institutional Class	713	2,802
DFA Real Estate Securities Portfolio - Institutional Class	117	4,154
		6,956
Total Investment Companies (cost $179,305)		187,019
Total Investments 100.0% (cost $179,305)		187,019
Other Assets and Liabilities, Net (0.0)%		(51)
Total Net Assets 100.0%		186,968

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs 4 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL/Goldman Sachs Competitive Advantage Fund - Class I (57.2%) (a)	65,139	1,251,328
JNL/Goldman Sachs Dividend Income & Growth Fund - Class I (30.8%) (a)	95,486	1,249,906
JNL/Goldman Sachs Intrinsic Value Fund - Class I (68.8%) (a)	104,929	1,245,504
JNL/Goldman Sachs Total Yield Fund - Class I (79.4%) (a)	111,812	1,248,943
Total Investment Companies (cost $5,339,324)		4,995,681
Total Investments 100.0% (cost $5,339,324)		4,995,681
Other Assets and Liabilities, Net (0.0)%		(695)
Total Net Assets 100.0%		4,994,986

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 63.9%
JNL Multi-Manager Mid Cap Fund - Class I (1.8%) (a)	1,627	22,472
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	597	23,416

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares	Value ($)
JNL Multi-Manager Small Cap Value Fund - Class I (2.4%) (a)	1,869	22,077
JNL/BlackRock Large Cap Select Growth Fund - Class I (3.8%) (a)	3,172	188,072
JNL/ClearBridge Large Cap Growth Fund - Class I (12.9%) (a)	10,267	177,112
JNL/Invesco Diversified Dividend Fund - Class I (15.4%) (a)	15,255	156,519
JNL/JPMorgan MidCap Growth Fund - Class I (1.6%) (a)	932	49,017
JNL/T. Rowe Price Established Growth Fund - Class I (3.0%) (a)	5,560	352,971
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.5%) (a)	517	32,386
JNL/T. Rowe Price Value Fund - Class I (7.8%) (a)	19,002	322,654
JNL/WMC Value Fund - Class I (10.0%) (a)	6,234	135,081
		1,481,777
International Equity 11.9%
JNL/Causeway International Value Select Fund - Class I (4.0%) (a)	3,341	43,670
JNL/Invesco International Growth Fund - Class I (2.2%) (a)	1,564	23,140
JNL/Lazard International Strategic Equity Fund - Class I (15.2%) (a)	3,268	45,657
JNL/WCM Focused International Equity Fund - Class I (8.5%) (a)	8,584	163,178
		275,645
Global Equity 8.5%
JNL/Invesco Global Growth Fund - Class I (6.7%) (a)	7,816	163,749
JNL/JPMorgan Growth & Income Fund - Class I (3.7%) (a)	3,258	34,139
		197,888
Domestic Fixed Income 6.7%
JNL/DoubleLine Total Return Fund - Class I (1.5%) (a)	3,801	43,973
JNL/PIMCO Income Fund - Class I (1.3%) (a)	2,095	22,418
JNL/PPM America High Yield Bond Fund - Class I (2.2%) (a)	2,807	45,214
JNL/PPM America Total Return Fund - Class I (2.4%) (a)	3,249	44,477
		156,082
Emerging Markets Equity 5.1%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.7%) (a)	7,272	69,524
JNL/GQG Emerging Markets Equity Fund - Class I (7.0%) (a)	3,816	47,809
		117,333
Alternative 2.9%
JNL Multi-Manager Alternative Fund - Class I (6.4%) (a)	6,179	67,784
Emerging Markets Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.2%) (a)	1,962	22,548
Total Investment Companies (cost $1,962,900)		2,319,057
Total Investments 100.0% (cost $1,962,900)		2,319,057
Other Assets and Liabilities, Net (0.0)%		(480)
Total Net Assets 100.0%		2,318,577

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 67.8%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.1%) (a)	5,726	84,341
JNL/DoubleLine Total Return Fund - Class I (4.5%) (a)	11,502	133,073
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (2.8%) (a)	2,763	36,081
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (3.0%) (a)	4,727	72,367
JNL/Lord Abbett Short Duration Income Fund - Class I (17.1%) (a)	3,514	36,301
	Shares	Value ($)
JNL/PIMCO Income Fund - Class I (3.6%) (a)	5,623	60,166
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.1%) (a)	8,188	108,077
JNL/PIMCO Real Return Fund - Class I (2.4%) (a)	3,123	36,255
JNL/PPM America High Yield Bond Fund - Class I (2.3%) (a)	2,981	48,021
JNL/PPM America Low Duration Bond Fund - Class I (15.5%) (a)	5,445	58,747
JNL/PPM America Total Return Fund - Class I (4.6%) (a)	6,152	84,223
JNL/T. Rowe Price Short-Term Bond Fund - Class I (2.1%) (a)	3,409	36,344
JNL/T. Rowe Price U.S. High Yield Fund - Class I (4.2%) (a)	2,244	23,992
		817,988
Domestic Equity 15.2%
JNL Multi-Manager Mid Cap Fund - Class I (1.0%) (a)	880	12,159
JNL Multi-Manager Small Cap Growth Fund - Class I (0.5%) (a)	315	12,349
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.5%) (a)	417	24,711
JNL/ClearBridge Large Cap Growth Fund - Class I (0.9%) (a)	714	12,312
JNL/DFA U.S. Core Equity Fund - Class I (2.0%) (a)	1,438	24,308
JNL/Invesco Diversified Dividend Fund - Class I (2.4%) (a)	2,349	24,105
JNL/JPMorgan MidCap Growth Fund - Class I (0.4%) (a)	235	12,371
JNL/T. Rowe Price Established Growth Fund - Class I (0.2%) (a)	389	24,689
JNL/T. Rowe Price Value Fund - Class I (0.9%) (a)	2,148	36,465
		183,469
Global Fixed Income 6.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (3.9%) (a)	2,611	24,052
JNL/Neuberger Berman Strategic Income Fund - Class I (6.1%) (a)	4,142	48,008
		72,060
Emerging Markets Fixed Income 4.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (6.8%) (a)	4,172	47,937
International Equity 3.0%
JNL/Invesco International Growth Fund - Class I (1.1%) (a)	817	12,091
JNL/Lazard International Strategic Equity Fund - Class I (0.0%) (a)	10	142
JNL/WCM Focused International Equity Fund - Class I (1.3%) (a)	1,285	24,431
		36,664
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (3.4%) (a)	3,303	36,234
Global Equity 1.0%
JNL/Invesco Global Growth Fund - Class I (0.5%) (a)	584	12,233
Total Investment Companies (cost $1,109,237)		1,206,585
Total Investments 100.0% (cost $1,109,237)		1,206,585
Other Assets and Liabilities, Net (0.0)%		(290)
Total Net Assets 100.0%		1,206,295

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 58.4%
JNL Multi-Manager Mid Cap Fund - Class I (4.2%) (a)	3,727	51,468
JNL Multi-Manager Small Cap Growth Fund - Class I (2.0%) (a)	1,344	52,727
JNL Multi-Manager Small Cap Value Fund - Class I (5.5%) (a)	4,228	49,931
JNL/BlackRock Large Cap Select Growth Fund - Class I (7.4%) (a)	6,271	371,790
JNL/ClearBridge Large Cap Growth Fund - Class I (27.1%) (a)	21,572	372,121

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares	Value ($)
JNL/Invesco Diversified Dividend Fund - Class I (35.0%) (a)	34,754	356,572
JNL/JPMorgan MidCap Growth Fund - Class I (2.7%) (a)	1,595	83,912
JNL/T. Rowe Price Established Growth Fund - Class I (6.4%) (a)	11,709	743,299
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (1.3%) (a)	1,302	81,585
JNL/T. Rowe Price Value Fund - Class I (15.2%) (a)	36,734	623,743
JNL/WMC Value Fund - Class I (18.9%) (a)	11,825	256,241
		3,043,389
Domestic Fixed Income 16.5%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.8%) (a)	10,366	152,697
JNL/DoubleLine Total Return Fund - Class I (3.5%) (a)	8,785	101,638
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.9%) (a)	3,884	50,723
JNL/PIMCO Income Fund - Class I (6.1%) (a)	9,543	102,108
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (5.7%) (a)	7,687	101,467
JNL/PPM America High Yield Bond Fund - Class I (5.0%) (a)	6,363	102,509
JNL/PPM America Low Duration Bond Fund - Class I (26.0%) (a)	9,121	98,416
JNL/PPM America Total Return Fund - Class I (8.3%) (a)	11,083	151,733
		861,291
International Equity 9.0%
JNL/Causeway International Value Select Fund - Class I (4.5%) (a)	3,784	49,455
JNL/Invesco International Growth Fund - Class I (4.9%) (a)	3,531	52,257
JNL/Lazard International Strategic Equity Fund - Class I (34.2%) (a)	7,365	102,884
JNL/WCM Focused International Equity Fund - Class I (13.6%) (a)	13,817	262,664
		467,260
Global Equity 8.0%
JNL/Invesco Global Growth Fund - Class I (12.9%) (a)	15,090	316,141
JNL/JPMorgan Growth & Income Fund - Class I (11.2%) (a)	9,840	103,125
		419,266
Emerging Markets Equity 4.1%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (7.0%) (a)	10,907	104,272
JNL/GQG Emerging Markets Equity Fund - Class I (15.7%) (a)	8,538	106,989
		211,261
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (14.5%) (a)	14,045	154,070
Emerging Markets Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (7.3%) (a)	4,463	51,284
Total Investment Companies (cost $4,446,857)		5,207,821
Total Investments 100.0% (cost $4,446,857)		5,207,821
Other Assets and Liabilities, Net (0.0)%		(1,064)
Total Net Assets 100.0%		5,206,757

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 51.6%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.4%) (a)	9,383	138,214
JNL/DoubleLine Total Return Fund - Class I (6.6%) (a)	16,717	193,412
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.3%) (a)	4,223	55,148
	Shares	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (4.6%) (a)	7,186	110,017
JNL/Lord Abbett Short Duration Income Fund - Class I (26.0%) (a)	5,342	55,181
JNL/PIMCO Income Fund - Class I (6.6%) (a)	10,332	110,556
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (10.9%) (a)	14,595	192,649
JNL/PIMCO Real Return Fund - Class I (4.6%) (a)	5,982	69,453
JNL/PPM America High Yield Bond Fund - Class I (4.0%) (a)	5,143	82,859
JNL/PPM America Low Duration Bond Fund - Class I (28.6%) (a)	10,029	108,208
JNL/PPM America Total Return Fund - Class I (9.0%) (a)	12,069	165,231
JNL/T. Rowe Price Short-Term Bond Fund - Class I (6.0%) (a)	9,622	102,565
JNL/T. Rowe Price U.S. High Yield Fund - Class I (7.3%) (a)	3,870	41,374
		1,424,867
Domestic Equity 30.4%
JNL Multi-Manager Mid Cap Fund - Class I (2.3%) (a)	2,010	27,760
JNL Multi-Manager Small Cap Growth Fund - Class I (1.1%) (a)	724	28,388
JNL/BlackRock Large Cap Select Growth Fund - Class I (1.7%) (a)	1,439	85,315
JNL/ClearBridge Large Cap Growth Fund - Class I (6.2%) (a)	4,914	84,775
JNL/DFA U.S. Core Equity Fund - Class I (2.3%) (a)	1,643	27,770
JNL/Invesco Diversified Dividend Fund - Class I (10.8%) (a)	10,690	109,678
JNL/JPMorgan MidCap Growth Fund - Class I (0.9%) (a)	542	28,490
JNL/T. Rowe Price Established Growth Fund - Class I (1.9%) (a)	3,570	226,593
JNL/T. Rowe Price Value Fund - Class I (4.7%) (a)	11,396	193,502
JNL/WMC Value Fund - Class I (2.0%) (a)	1,268	27,468
		839,739
International Equity 6.0%
JNL/Invesco International Growth Fund - Class I (2.6%) (a)	1,872	27,709
JNL/Lazard International Strategic Equity Fund - Class I (9.1%) (a)	1,948	27,215
JNL/WCM Focused International Equity Fund - Class I (5.8%) (a)	5,900	112,161
		167,085
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (7.8%) (a)	7,586	83,221
Emerging Markets Fixed Income 3.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (11.7%) (a)	7,201	82,744
Global Fixed Income 3.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (4.4%) (a)	2,944	27,118
JNL/Neuberger Berman Strategic Income Fund - Class I (7.1%) (a)	4,759	55,160
		82,278
Emerging Markets Equity 2.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.7%) (a)	5,784	55,293
Global Equity 1.0%
JNL/Invesco Global Growth Fund - Class I (1.1%) (a)	1,337	28,010
Total Investment Companies (cost $2,463,394)		2,763,237
Total Investments 100.0% (cost $2,463,394)		2,763,237
Other Assets and Liabilities, Net (0.0)%		(613)
Total Net Assets 100.0%		2,762,624

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 44.5%
JNL Multi-Manager Mid Cap Fund - Class I (4.5%) (a)	3,942	54,440

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares	Value ($)
JNL Multi-Manager Small Cap Growth Fund - Class I (2.1%) (a)	1,412	55,379
JNL Multi-Manager Small Cap Value Fund - Class I (5.8%) (a)	4,433	52,349
JNL/BlackRock Large Cap Select Growth Fund - Class I (3.3%) (a)	2,817	167,036
JNL/ClearBridge Large Cap Growth Fund - Class I (20.2%) (a)	16,080	277,382
JNL/Invesco Diversified Dividend Fund - Class I (26.3%) (a)	26,099	267,777
JNL/JPMorgan MidCap Growth Fund - Class I (3.5%) (a)	2,113	111,096
JNL/T. Rowe Price Established Growth Fund - Class I (6.2%) (a)	11,372	721,889
JNL/T. Rowe Price Value Fund - Class I (11.9%) (a)	28,832	489,575
JNL/WMC Value Fund - Class I (15.9%) (a)	9,926	215,098
		2,412,021
Domestic Fixed Income 34.4%
JNL/DoubleLine Core Fixed Income Fund - Class I (5.3%) (a)	14,534	214,090
JNL/DoubleLine Total Return Fund - Class I (9.1%) (a)	23,056	266,756
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (8.3%) (a)	8,183	106,864
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (4.4%) (a)	6,932	106,121
JNL/PIMCO Income Fund - Class I (9.6%) (a)	15,039	160,917
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (12.1%) (a)	16,183	213,617
JNL/PIMCO Real Return Fund - Class I (7.2%) (a)	9,307	108,057
JNL/PPM America High Yield Bond Fund - Class I (7.8%) (a)	10,029	161,559
JNL/PPM America Low Duration Bond Fund - Class I (26.7%) (a)	9,345	100,832
JNL/PPM America Total Return Fund - Class I (14.6%) (a)	19,439	266,123
JNL/T. Rowe Price Short-Term Bond Fund - Class I (6.2%) (a)	9,967	106,253
JNL/T. Rowe Price U.S. High Yield Fund - Class I (9.4%) (a)	5,018	53,639
		1,864,828
International Equity 8.0%
JNL/Causeway International Value Select Fund - Class I (4.7%) (a)	3,960	51,763
JNL/Invesco International Growth Fund - Class I (5.1%) (a)	3,671	54,330
JNL/Lazard International Strategic Equity Fund - Class I (17.8%) (a)	3,839	53,631
JNL/WCM Focused International Equity Fund - Class I (14.2%) (a)	14,425	274,223
		433,947
Global Equity 4.1%
JNL/Invesco Global Growth Fund - Class I (6.7%) (a)	7,877	165,023
JNL/JPMorgan Growth & Income Fund - Class I (5.8%) (a)	5,155	54,021
		219,044
Emerging Markets Equity 3.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (7.3%) (a)	11,344	108,447
JNL/GQG Emerging Markets Equity Fund - Class I (8.1%) (a)	4,399	55,122
		163,569
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (15.3%) (a)	14,780	162,141
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (15.2%) (a)	9,350	107,435
Global Fixed Income 1.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (6.8%) (a)	4,608	53,402
Total Investment Companies (cost $4,733,935)		5,416,387
Total Investments 100.0% (cost $4,733,935)		5,416,387
Other Assets and Liabilities, Net (0.0)%		(1,141)
Total Net Assets 100.0%		5,415,246
	Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Index 5 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 60.5%
JNL/Mellon S&P 400 MidCap Index Fund - Class I (7.8%) (a)	10,880	228,272
JNL/Mellon S&P 500 Index Fund - Class I (2.3%) (a)	8,814	230,759
JNL/Mellon Small Cap Index Fund - Class I (10.5%) (a)	13,314	225,270
		684,301
International Equity 20.0%
JNL/Mellon International Index Fund - Class I (14.2%) (a)	16,893	226,700
Domestic Fixed Income 19.5%
JNL/Mellon Bond Index Fund - Class I (15.5%) (a)	16,463	219,947
Total Investment Companies (cost $1,114,096)		1,130,948
Total Investments 100.0% (cost $1,114,096)		1,130,948
Other Assets and Liabilities, Net (0.0)%		(161)
Total Net Assets 100.0%		1,130,787

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Vanguard Global Bond Market Index Fund
INVESTMENT COMPANIES 99.9%
Domestic Fixed Income 50.0%
Vanguard Intermediate-Term Bond Index Fund - Institutional Class	976	12,342
Vanguard Long-Term Bond Index Fund - Institutional Class	798	13,505
Vanguard Mortgage-Backed Securities Index Fund - Institutional Class	439	12,887
Vanguard Short-Term Bond Index Fund - Institutional Class	2,008	21,850
Vanguard Total Bond Market Index Fund - Institutional Class	2,229	25,907
		86,491
International Fixed Income 49.9%
Vanguard Total International Bond Index Fund - Institutional Class	2,475	86,331
Total Investment Companies (cost $166,932)		172,822
Total Investments 99.9% (cost $166,932)		172,822
Other Assets and Liabilities, Net 0.1%		161
Total Net Assets 100.0%		172,983

JNL/Vanguard International Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Developed Markets Index Fund - Institutional Plus Class	6,387	131,323
Vanguard Emerging Markets Stock Index Fund - Institutional Class	2,805	76,508
Vanguard European Stock Index Fund - Institutional Class	1,802	50,407
Vanguard FTSE All World ex-US Index Fund - Institutional Class	336	33,337
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Admiral Shares	138	3,594
Vanguard Pacific Stock Index Fund - Institutional Class	2,885	37,153
Vanguard Total International Stock Index Fund - Institutional Class	329	36,929
Total Investment Companies (cost $378,447)		369,251
Total Investments 100.0% (cost $378,447)		369,251
Other Assets and Liabilities, Net (0.0)%		(120)
Total Net Assets 100.0%		369,131

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares	Value ($)
JNL/Vanguard U.S. Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Growth Index Fund - Institutional Class	1,285	150,661
Vanguard Large Cap Index Fund - Institutional Class	477	155,086
Vanguard Mid-Cap Index Fund - Institutional Class	458	22,102
Vanguard Small-Cap Index Fund - Institutional Class	797	58,739
Vanguard Total Stock Market Index Fund - Institutional Plus Class	1,382	215,081
Vanguard Value Index Fund - Institutional Class	2,824	115,201
Total Investment Companies (cost $626,700)		716,870
Total Investments 100.0% (cost $626,700)		716,870
Other Assets and Liabilities, Net (0.0)%		(193)
Total Net Assets 100.0%		716,677

JNL iShares Tactical Growth Fund
INVESTMENT COMPANIES 99.9%
iShares 0-5 Year High Yield Corporate Bond ETF	54	2,360
iShares 20+ Year Treasury Bond ETF	13	2,167
iShares Core MSCI Emerging Markets ETF	458	24,182
iShares Core S&P 500 ETF	39	13,206
iShares Core S&P Mid-Cap ETF	120	22,201
iShares Core Total U.S. Bond Market ETF	110	13,001
iShares Edge MSCI Intl Quality Factor ETF (a)	937	29,343
iShares Edge MSCI USA Quality Factor ETF (a)	401	41,598
iShares Exponential Technologies ETF	541	26,261
iShares Global Healthcare ETF (a)	167	12,033
iShares Global Infrastructure ETF (a)	168	6,492
iShares Intermediate-Term Corp. ETF (a)	77	4,707
iShares JPMorgan USD Emerging Markets Bond ETF	34	3,724
iShares Liquidity Income ETF	111	5,615
iShares MBS ETF (a)	125	13,833
iShares Morningstar Large-Cap Value ETF (a)	59	5,847
iShares S&P SmallCap 600 Index ETF	74	5,186
iShares U.S. Consumer Services ETF (a)	25	6,291
iShares U.S. Technology ETF (a)	34	10,199
iShares U.S. Utilities ETF	52	7,545
Total Investment Companies (cost $229,911)		255,791
SHORT TERM INVESTMENTS 10.6%
Securities Lending Collateral 10.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (b) (c)	26,746	26,746
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	316	316
Total Short Term Investments (cost $27,062)		27,062
Total Investments 110.5% (cost $256,973)		282,853
Other Assets and Liabilities, Net (10.5)%		(26,832)
Total Net Assets 100.0%		256,021

(a)  All or a portion of the security was on loan as of September 30, 2020.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL iShares Tactical Moderate Fund
INVESTMENT COMPANIES 100.0%
iShares 0-5 Year High Yield Corporate Bond ETF	116	5,111
iShares 0-5 Year TIPS Bond ETF	40	4,132
iShares 20+ Year Treasury Bond ETF	29	4,694
iShares Core MSCI Emerging Markets ETF	141	7,436
iShares Core S&P 500 ETF	22	7,283
iShares Core S&P Mid-Cap ETF (a)	38	7,111
iShares Core Total U.S. Bond Market ETF	230	27,135
iShares Edge MSCI Intl Quality Factor ETF (a)	374	11,698
iShares Edge MSCI USA Quality Factor ETF (a)	144	14,926
iShares Exponential Technologies ETF	194	9,422
iShares Global Healthcare ETF (a)	66	4,747
iShares Global Infrastructure ETF (a)	45	1,723
iShares Intermediate-Term Corp. ETF	167	10,167
iShares JPMorgan USD Emerging Markets Bond ETF	56	6,237
iShares Liquidity Income ETF	207	10,468
	Shares	Value ($)
iShares MBS ETF (a)	292	32,251
iShares S&P SmallCap 600 Index ETF	20	1,387
iShares U.S. Consumer Services ETF (a)	8	2,022
iShares U.S. Technology ETF (a)	12	3,671
iShares U.S. Utilities ETF (a)	12	1,750
Total Investment Companies (cost $162,250)		173,371
SHORT TERM INVESTMENTS 5.1%
Securities Lending Collateral 5.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (b) (c)	8,814	8,814
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	53	53
Total Short Term Investments (cost $8,867)		8,867
Total Investments 105.1% (cost $171,117)		182,238
Other Assets and Liabilities, Net (5.1)%		(8,895)
Total Net Assets 100.0%		173,343

(a)  All or a portion of the security was on loan as of September 30, 2020.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL iShares Tactical Moderate Growth Fund
INVESTMENT COMPANIES 99.9%
iShares 0-5 Year High Yield Corporate Bond ETF	127	5,562
iShares 0-5 Year TIPS Bond ETF (a)	33	3,382
iShares 20+ Year Treasury Bond ETF	31	5,108
iShares Core MSCI Emerging Markets ETF	369	19,485
iShares Core S&P 500 ETF	41	13,848
iShares Core S&P Mid-Cap ETF (a)	100	18,511
iShares Core Total U.S. Bond Market ETF	286	33,809
iShares Edge MSCI Intl Quality Factor ETF (a)	880	27,563
iShares Edge MSCI USA Quality Factor ETF (a)	353	36,633
iShares Exponential Technologies ETF	485	23,550
iShares Global Healthcare ETF (a)	157	11,294
iShares Global Infrastructure ETF (a)	109	4,190
iShares Intermediate-Term Corp. ETF (a)	182	11,084
iShares JPMorgan USD Emerging Markets Bond ETF	53	5,848
iShares Liquidity Income ETF (a)	208	10,535
iShares MBS ETF (a)	309	34,116
iShares Morningstar Large-Cap Value ETF (a)	42	4,141
iShares S&P SmallCap 600 Index ETF (a)	54	3,806
iShares U.S. Consumer Services ETF (a)	20	4,908
iShares U.S. Technology ETF (a)	28	8,572
iShares U.S. Utilities ETF (a)	40	5,818
Total Investment Companies (cost $262,734)		291,763
SHORT TERM INVESTMENTS 23.9%
Securities Lending Collateral 23.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (b) (c)	69,738	69,738
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	184	184
Total Short Term Investments (cost $69,922)		69,922
Total Investments 123.8% (cost $332,656)		361,685
Other Assets and Liabilities, Net (23.8)%		(69,625)
Total Net Assets 100.0%		292,060

(a)  All or a portion of the security was on loan as of September 30, 2020.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Vanguard Dividend Appreciation ETF (a)	417	53,619
Vanguard Emerging Markets Government Bond ETF	133	10,495
Vanguard FTSE Developed Markets ETF	2,262	92,534
Vanguard Global ex-U.S. Real Estate ETF	212	10,280
Vanguard Growth ETF	235	53,476
Vanguard Intermediate-Term Corporate Bond ETF (a)	167	16,006

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares	Value ($)
Vanguard Mid-Cap ETF (a)	351	61,932
Vanguard Mortgage-Backed Securities ETF	649	35,231
Vanguard MSCI Emerging Markets ETF	1,591	68,786
Vanguard REIT ETF	158	12,437
Vanguard Short-Term Corporate Bond ETF	153	12,647
Vanguard Small-Cap ETF (a)	169	25,952
Vanguard Total Bond Market ETF	310	27,353
Vanguard Total Stock Market ETF (a)	457	77,805
Total Investment Companies (cost $515,901)		558,553
SHORT TERM INVESTMENTS 8.5%
Securities Lending Collateral 8.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (b) (c)	46,991	46,991
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	535	535
Total Short Term Investments (cost $47,526)		47,526
Total Investments 108.4% (cost $563,427)		606,079
Other Assets and Liabilities, Net (8.4)%		(47,119)
Total Net Assets 100.0%		558,960

(a)  All or a portion of the security was on loan as of September 30, 2020.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 99.8%
Vanguard Dividend Appreciation ETF (a)	186	23,976
Vanguard Emerging Markets Government Bond ETF (a)	235	18,543
Vanguard FTSE Developed Markets ETF	894	36,549
Vanguard Global ex-U.S. Real Estate ETF	53	2,595
Vanguard Growth ETF (a)	62	14,169
Vanguard Intermediate-Term Corporate Bond ETF (a)	508	48,679
Vanguard Mid-Cap ETF (a)	109	19,241
Vanguard Mortgage-Backed Securities ETF (a)	1,418	76,944
Vanguard MSCI Emerging Markets ETF	547	23,668
Vanguard REIT ETF	54	4,280
Vanguard Short-Term Corporate Bond ETF	244	20,189
Vanguard Short-Term Inflation-Protected Securities Index ETF (a)	201	10,255
Vanguard Small-Cap ETF (a)	68	10,388
Vanguard Total Bond Market ETF	713	62,868
Vanguard Total Stock Market ETF (a)	243	41,288
Total Investment Companies (cost $390,344)		413,632
SHORT TERM INVESTMENTS 17.8%
Securities Lending Collateral 17.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (b) (c)	73,151	73,151
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	403	403
Total Short Term Investments (cost $73,554)		73,554
Total Investments 117.6% (cost $463,898)		487,186
Other Assets and Liabilities, Net (17.6)%		(72,867)
Total Net Assets 100.0%		414,319

(a)  All or a portion of the security was on loan as of September 30, 2020.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Vanguard Dividend Appreciation ETF (a)	355	45,687
Vanguard Emerging Markets Government Bond ETF (a)	261	20,571
Vanguard FTSE Developed Markets ETF	1,589	64,972
Vanguard Global ex-U.S. Real Estate ETF	133	6,466
Vanguard Growth ETF (a)	161	36,735
Vanguard Intermediate-Term Corporate Bond ETF (a)	355	34,058
	Shares	Value ($)
Vanguard Mid-Cap ETF (a)	234	41,227
Vanguard Mortgage-Backed Securities ETF	1,174	63,708
Vanguard MSCI Emerging Markets ETF	1,148	49,619
Vanguard REIT ETF	122	9,599
Vanguard Short-Term Corporate Bond ETF	212	17,560
Vanguard Short-Term Inflation-Protected Securities Index ETF (a)	150	7,655
Vanguard Small-Cap ETF (a)	92	14,197
Vanguard Total Bond Market ETF	595	52,472
Vanguard Total Stock Market ETF	334	56,909
Total Investment Companies (cost $488,593)		521,435
SHORT TERM INVESTMENTS 13.2%
Securities Lending Collateral 13.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (b) (c)	68,518	68,518
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	252	252
Total Short Term Investments (cost $68,770)		68,770
Total Investments 113.1% (cost $557,363)		590,205
Other Assets and Liabilities, Net (13.1)%		(68,459)
Total Net Assets 100.0%		521,746

(a)  All or a portion of the security was on loan as of September 30, 2020.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

Long Term Investments in Affiliates

A Fund’s investment in other funds advised by Jackson National Asset Management, LLC. is an investment in an affiliate.  Additionally, as defined by the Investment Company Act of 1940, as amended, an affiliate company is one in which a Fund owns 5% or more of the outstanding voting securities. The following table details each Fund's long term investments in affiliates held during the period ended September 30, 2020.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	1,593,084	268,377	63,361	14,991	(3,932)	31,798	1,825,966	100.0
	1,593,084	268,377	63,361	14,991	(3,932)	31,798	1,825,966	100.0
JNL/American Funds Blue Chip Income and Growth Fund
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	3,302,643	75,521	198,902	49,145	25,967	(217,409)	2,987,820	100.0
	3,302,643	75,521	198,902	49,145	25,967	(217,409)	2,987,820	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	131,219	51,403	16,481	3,406	(1,451)	(9,089)	155,601	100.0
	131,219	51,403	16,481	3,406	(1,451)	(9,089)	155,601	100.0
JNL/American Funds Capital World Bond Fund
American Funds Insurance Series - Global Bond Fund - Class 1	499,191	28,180	62,996	8,889	(1,018)	14,837	478,194	100.0
	499,191	28,180	62,996	8,889	(1,018)	14,837	478,194	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class 1	461,504	147,186	31,279	15,740	1,549	54,578	633,538	100.0
	461,504	147,186	31,279	15,740	1,549	54,578	633,538	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	758,039	54,381	79,188	43,636	(4,485)	(6,806)	721,941	100.0
	758,039	54,381	79,188	43,636	(4,485)	(6,806)	721,941	100.0
JNL/American Funds Growth Fund
American Funds Insurance Series - Growth Fund - Class 1	1,215,677	747,490	85,591	46,420	14,495	388,287	2,280,358	100.0
	1,215,677	747,490	85,591	46,420	14,495	388,287	2,280,358	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	7,835,010	342,687	302,795	228,833	75,060	(195,275)	7,754,687	100.0
	7,835,010	342,687	302,795	228,833	75,060	(195,275)	7,754,687	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,943,170	11,354	164,891	3,830	(22,338)	(112,399)	1,654,896	100.0
	1,943,170	11,354	164,891	3,830	(22,338)	(112,399)	1,654,896	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,482,145	31,467	122,418	16,282	8,937	13,170	1,413,301	100.0
	1,482,145	31,467	122,418	16,282	8,937	13,170	1,413,301	100.0
JNL/Vanguard Capital Growth Fund
Vanguard Variable Insurance Fund - Capital Growth Portfolio	413,209	61,758	47,049	18,523	184	(6,762)	421,340	100.0
	413,209	61,758	47,049	18,523	184	(6,762)	421,340	100.0
JNL/Vanguard Equity Income Fund
Vanguard Variable Insurance Fund - Equity Income Portfolio	369,003	161,070	13,396	23,558	(3,661)	(50,095)	462,921	100.0
	369,003	161,070	13,396	23,558	(3,661)	(50,095)	462,921	100.0
JNL/Vanguard International Fund
Vanguard Variable Insurance Fund - International Portfolio	655,748	181,792	60,961	24,608	(8,138)	162,603	931,044	100.0
	655,748	181,792	60,961	24,608	(8,138)	162,603	931,044	100.0
JNL/Vanguard Small Company Growth Fund
Vanguard Variable Insurance Fund - Small Company Growth Portfolio	283,461	24,187	63,106	23,994	(22,852)	(16,241)	205,449	100.0
	283,461	24,187	63,106	23,994	(22,852)	(16,241)	205,449	100.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Aggressive Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	18,451	10,334	1,875	—	(45)	1,118	27,983	1.9
JNL Multi-Manager Emerging Markets Equity Fund - Class I	30,842	23,190	2,598	—	(435)	3,601	54,600	3.8
JNL Multi-Manager International Small Cap Fund - Class I	61,717	159	8,710	—	501	5,991	59,658	4.2
JNL Multi-Manager Mid Cap Fund - Class I	172,170	1,626	6,479	—	701	(5,872)	162,146	11.3
JNL Multi-Manager Small Cap Growth Fund - Class I	42,117	1,886	9,469	—	2,599	3,565	40,698	2.8
JNL Multi-Manager Small Cap Value Fund - Class I	53,569	4,063	782	—	(145)	(8,259)	48,446	3.4
JNL/Boston Partners Global Long Short Equity Fund - Class I	11,040	230	9,561	—	(2,188)	479	—	—
JNL/Causeway International Value Select Fund - Class I	122,722	2,104	4,350	—	(1,148)	(18,824)	100,504	7.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	14,728	418	13,493	—	(911)	(742)	—	—
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	122,821	2,234	12,080	—	1,525	(856)	113,644	7.9
JNL/DoubleLine Total Return Fund - Class I	50,369	6,957	11,199	—	709	652	47,488	3.3
JNL/First State Global Infrastructure Fund - Class I	15,023	36,101	2,123	—	(7)	5,007	54,001	3.8
JNL/GQG Emerging Markets Equity Fund - Class I	72,618	101	19,084	—	(229)	6,380	59,786	4.2
JNL/Harris Oakmark Global Equity Fund - Class I	92,197	1,877	5,828	—	(1,623)	(9,019)	77,604	5.4
JNL/Heitman U.S. Focused Real Estate Fund - Class I	14,998	11,882	523	—	60	683	27,100	1.9
JNL/JPMorgan Growth & Income Fund - Class I	—	25,157	—	—	—	3,001	28,158	2.0
JNL/Loomis Sayles Global Growth Fund - Class I	61,230	3,612	9,420	—	1,139	9,767	66,328	4.6
JNL/Mellon Equity Income Fund - Class I	92,123	933	63,968	—	(17,877)	(11,211)	—	—
JNL/Morningstar Wide Moat Index Fund - Class I	106,625	1,278	7,134	—	502	(2,177)	99,094	6.9
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	15,371	256	11,762	—	(2,136)	(1,729)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	103,521	214	21,838	—	3,715	14,702	100,314	7.0
JNL/T. Rowe Price Value Fund - Class I	107,359	2,079	1,905	—	95	(6,854)	100,774	7.0
JNL/WCM Focused International Equity Fund - Class I	145,574	346	21,441	—	2,778	12,083	139,340	9.7
JNL/Westchester Capital Event Driven Fund - Class I	—	25,514	55	—	1	2,291	27,751	1.9
	1,527,185	162,551	245,677	—	(12,419)	3,777	1,435,417	100.0
JNL Conservative Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	15,123	14,777	2,149	—	80	1,120	28,951	4.0
JNL Multi-Manager Mid Cap Fund - Class I	9,310	7,944	4,528	—	169	92	12,987	1.8
JNL Multi-Manager Small Cap Growth Fund - Class I	3,489	2,545	2,812	—	151	371	3,744	0.5
JNL Multi-Manager Small Cap Value Fund - Class I	4,655	3,879	3,625	—	(1,241)	36	3,704	0.5
JNL/Causeway International Value Select Fund - Class I	10,502	7,721	8,320	—	(3,063)	430	7,270	1.0
JNL/DoubleLine Core Fixed Income Fund - Class I	58,126	31,825	4,403	—	150	2,646	88,344	12.2
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	27,910	12,514	10,659	—	(704)	(198)	28,863	4.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	5,827	5,605	2,887	—	277	409	9,231	1.3
JNL/DoubleLine Total Return Fund - Class I	78,965	50,487	7,817	—	384	2,453	124,472	17.2
JNL/First State Global Infrastructure Fund - Class I	—	7,683	1,452	—	235	851	7,317	1.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	23,353	2,957	25,086	—	(3,281)	2,057	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	8,179	5,218	4,024	—	(21)	1,699	11,051	1.5
JNL/JPMorgan Hedged Equity Fund - Class I	—	21,145	1,082	—	35	1,690	21,788	3.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	—	38,597	1,080	—	—	348	37,865	5.2
JNL/Loomis Sayles Global Growth Fund - Class I	—	7,287	1,520	—	197	1,440	7,404	1.0
JNL/Morningstar Wide Moat Index Fund - Class I	20,919	12,788	17,730	—	(56)	(1,192)	14,729	2.1
JNL/PIMCO Income Fund - Class I	44,194	24,816	3,398	—	93	1,117	66,822	9.2
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	32,543	34,398	4,000	—	260	3,504	66,705	9.2
JNL/PIMCO Real Return Fund - Class I	9,300	5,190	1,098	—	97	948	14,437	2.0
JNL/PPM America Total Return Fund - Class I	41,843	24,882	3,866	—	339	3,545	66,743	9.2
JNL/T. Rowe Price Capital Appreciation Fund - Class I	38,380	22,476	12,817	—	1,878	1,469	51,386	7.1
JNL/T. Rowe Price U.S. High Yield Fund - Class I	22,096	16,774	2,833	—	(114)	254	36,177	5.0
JNL/WCM Focused International Equity Fund - Class I	10,467	7,050	4,791	—	413	1,586	14,725	2.0
JNL/WMC Government Money Market Fund	—	26,460	26,460	2	—	—	—	—
	465,181	395,018	158,437	2	(3,722)	26,675	724,715	100.0
JNL Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	40,157	11,263	3,278	—	(63)	1,545	49,624	2.2
JNL Multi-Manager Emerging Markets Equity Fund - Class I	37,808	36,917	6,750	—	(1,128)	7,317	74,164	3.3
JNL Multi-Manager International Small Cap Fund - Class I	87,593	1,144	16,755	—	1,005	8,235	81,222	3.6
JNL Multi-Manager Mid Cap Fund - Class I	232,120	4,316	15,001	—	1,926	(7,755)	215,606	9.6
JNL Multi-Manager Small Cap Growth Fund - Class I	43,008	4,412	13,435	—	3,518	3,199	40,702	1.8
JNL Multi-Manager Small Cap Value Fund - Class I	55,300	3,889	2,117	—	(796)	(7,991)	48,285	2.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Boston Partners Global Long Short Equity Fund - Class I	11,678	10	9,934	—	(2,431)	677	—	—
JNL/Causeway International Value Select Fund - Class I	179,077	2,244	10,194	—	(2,727)	(26,043)	142,357	6.4
JNL/DoubleLine Core Fixed Income Fund - Class I	63,245	2,342	14,563	—	508	1,196	52,728	2.4
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	52,699	2,674	20,135	—	(1,229)	(1,134)	32,875	1.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	159,792	6,910	24,579	—	2,555	(1,022)	143,656	6.4
JNL/DoubleLine Total Return Fund - Class I	142,947	32,817	27,425	—	1,734	2,691	152,764	6.8
JNL/First State Global Infrastructure Fund - Class I	23,879	46,816	3,849	—	(8)	6,558	73,396	3.3
JNL/GQG Emerging Markets Equity Fund - Class I	103,667	381	30,840	—	96	8,421	81,725	3.6
JNL/Harris Oakmark Global Equity Fund - Class I	93,022	2,565	7,553	—	(1,680)	(8,525)	77,829	3.5
JNL/Heitman U.S. Focused Real Estate Fund - Class I	23,663	9,045	495	—	70	(991)	31,292	1.4
JNL/JPMorgan Growth & Income Fund - Class I	—	45,120	197	—	12	5,481	50,416	2.2
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	—	52,970	—	—	—	557	53,527	2.4
JNL/Loomis Sayles Global Growth Fund - Class I	86,092	1,992	15,966	—	2,430	12,103	86,651	3.9
JNL/Mellon Equity Income Fund - Class I	116,499	618	81,563	—	(22,429)	(13,125)	—	—
JNL/Morningstar Wide Moat Index Fund - Class I	133,363	8,711	8,591	—	1,053	(873)	133,663	6.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	24,768	846	19,462	—	(3,229)	(2,923)	—	—
JNL/PIMCO Income Fund - Class I	52,411	887	50,815	—	(51)	(2,432)	—	—
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	52,008	21,175	8,908	—	407	3,884	68,566	3.1
JNL/T. Rowe Price Capital Appreciation Fund - Class I	97,148	—	91,249	—	13,351	(19,250)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	124,292	19,969	28,072	—	6,198	23,481	145,868	6.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	35,199	11,541	3,362	—	(221)	200	43,357	1.9
JNL/T. Rowe Price Value Fund - Class I	147,218	6,050	8,846	—	(261)	(7,735)	136,426	6.1
JNL/WCM Focused International Equity Fund - Class I	210,365	—	37,296	—	6,333	15,841	195,243	8.7
JNL/Westchester Capital Event Driven Fund - Class I	—	24,890	114	—	3	2,304	27,083	1.2
	2,429,018	362,514	561,344	—	4,946	3,891	2,239,025	100.0
JNL Moderate Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	18,532	80,219	2,063	—	40	7,796	104,524	4.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	6,368	36,274	5,212	—	(953)	9,966	46,443	1.8
JNL Multi-Manager International Small Cap Fund - Class I	6,345	19,774	6,333	—	177	7,235	27,198	1.0
JNL Multi-Manager Mid Cap Fund - Class I	26,467	71,088	11,185	—	1,101	10,951	98,422	3.8
JNL Multi-Manager Small Cap Growth Fund - Class I	6,273	19,007	5,245	—	1,440	5,498	26,973	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	9,374	20,473	6,300	—	(2,323)	4,351	25,575	1.0
JNL/Causeway International Value Select Fund - Class I	21,999	44,207	12,946	—	(4,841)	8,346	56,765	2.2
JNL/DoubleLine Core Fixed Income Fund - Class I	52,058	143,497	11,700	—	338	8,173	192,366	7.4
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	27,722	66,330	9,392	—	(536)	7,211	91,335	3.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	18,786	58,169	13,144	—	1,198	15,026	80,035	3.1
JNL/DoubleLine Total Return Fund - Class I	82,456	261,527	12,741	—	722	9,622	341,586	13.1
JNL/First State Global Infrastructure Fund - Class I	—	58,846	978	—	65	5,117	63,050	2.4
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	12,380	187	10,238	—	(1,271)	(1,058)	—	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	24,682	599	24,071	—	(3,378)	2,168	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	15,708	33,834	13,675	—	800	10,991	47,658	1.8
JNL/Harris Oakmark Global Equity Fund - Class I	14,161	38,179	7,969	—	(2,021)	8,915	51,265	2.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	4,621	20,215	1,367	—	51	1,948	25,468	1.0
JNL/JPMorgan Hedged Equity Fund - Class I	—	73,124	1,066	—	72	6,813	78,943	3.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	—	94,560	—	—	—	994	95,554	3.7
JNL/Loomis Sayles Global Growth Fund - Class I	—	48,064	7,732	—	1,650	11,827	53,809	2.1
JNL/Morningstar Wide Moat Index Fund - Class I	37,168	95,865	15,778	—	2,025	10,888	130,168	5.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	—	16,055	16,055	—	(5,362)	5,362	—	—
JNL/PIMCO Income Fund - Class I	41,527	118,212	6,053	—	54	7,577	161,317	6.2
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	27,529	126,595	2,771	—	114	8,710	160,177	6.2
JNL/PIMCO Real Return Fund - Class I	13,771	38,306	3,342	—	249	2,725	51,709	2.0
JNL/PPM America Total Return Fund - Class I	39,722	123,203	5,143	—	346	7,260	165,388	6.4
JNL/T. Rowe Price Capital Appreciation Fund - Class I	52,654	121,389	19,889	—	3,323	13,176	170,653	6.6
JNL/T. Rowe Price Established Growth Fund - Class I	12,577	37,794	9,350	—	2,133	11,105	54,259	2.1
JNL/T. Rowe Price U.S. High Yield Fund - Class I	21,509	77,175	1,138	—	(56)	6,531	104,021	4.0
JNL/WCM Focused International Equity Fund - Class I	23,624	65,730	15,662	—	2,994	16,752	93,438	3.6
JNL/WMC Government Money Market Fund	—	23,590	23,590	2	—	—	—	—
	618,013	2,032,087	282,128	2	(1,849)	231,976	2,598,099	100.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	52,619	93,273	5,337	—	(46)	9,568	150,077	3.3
JNL Multi-Manager Emerging Markets Equity Fund - Class I	24,443	76,954	12,923	—	(2,463)	20,496	106,507	2.3
JNL Multi-Manager International Small Cap Fund - Class I	42,631	41,025	17,829	—	996	17,811	84,634	1.8
JNL Multi-Manager Mid Cap Fund - Class I	173,228	162,350	32,501	—	3,450	21,452	327,979	7.1
JNL Multi-Manager Small Cap Growth Fund - Class I	36,013	34,469	14,478	—	3,967	11,952	71,923	1.6
JNL Multi-Manager Small Cap Value Fund - Class I	42,004	37,006	10,537	—	(3,194)	3,158	68,437	1.5
JNL/Boston Partners Global Long Short Equity Fund - Class I	11,697	169	10,101	—	(2,210)	445	—	—
JNL/Causeway International Value Select Fund - Class I	144,653	114,788	29,894	—	(9,845)	6,311	226,013	4.9
JNL/DoubleLine Core Fixed Income Fund - Class I	133,178	119,345	28,795	—	971	8,571	233,270	5.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	76,343	46,415	31,606	—	(1,960)	3,334	92,526	2.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	90,093	91,408	29,106	—	3,026	22,740	178,161	3.9
JNL/DoubleLine Total Return Fund - Class I	224,757	231,834	40,400	—	2,506	10,366	429,063	9.3
JNL/First State Global Infrastructure Fund - Class I	17,916	114,052	9,986	—	(299)	11,429	133,112	2.9
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	41,582	279	35,093	—	(2,992)	(3,776)	—	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	46,831	367	44,429	—	(6,935)	4,166	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	72,272	55,857	32,192	—	2,144	23,014	121,095	2.6
JNL/Harris Oakmark Global Equity Fund - Class I	60,510	52,035	14,032	—	(3,596)	8,283	103,200	2.2
JNL/Heitman U.S. Focused Real Estate Fund - Class I	23,543	33,614	2,464	—	138	1,618	56,449	1.2
JNL/JPMorgan Hedged Equity Fund - Class I	—	84,526	461	—	51	7,980	92,096	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	—	131,317	—	—	—	1,393	132,710	2.9
JNL/Loomis Sayles Global Growth Fund - Class I	54,183	58,585	19,106	—	3,781	22,099	119,542	2.6
JNL/Mellon Equity Income Fund - Class I	78,142	1,696	55,915	—	(21,175)	(2,748)	—	—
JNL/Morningstar Wide Moat Index Fund - Class I	107,088	105,490	18,441	—	2,549	11,835	208,521	4.5
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	18,187	30,241	43,875	—	(12,967)	8,414	—	—
JNL/PIMCO Income Fund - Class I	106,334	95,597	17,852	—	288	6,208	190,575	4.1
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	75,511	114,343	11,393	—	516	10,574	189,551	4.1
JNL/PIMCO Real Return Fund - Class I	23,531	22,548	4,195	—	240	2,717	44,841	1.0
JNL/PPM America Total Return Fund - Class I	75,138	73,022	13,189	—	908	6,950	142,829	3.1
JNL/T. Rowe Price Capital Appreciation Fund - Class I	161,003	134,312	38,169	—	6,223	16,524	279,893	6.1
JNL/T. Rowe Price Established Growth Fund - Class I	60,021	96,112	27,579	—	7,096	32,814	168,464	3.6
JNL/T. Rowe Price U.S. High Yield Fund - Class I	58,736	78,568	5,368	—	(360)	5,838	137,414	3.0
JNL/T. Rowe Price Value Fund - Class I	90,389	89,993	14,095	—	(520)	10,047	175,814	3.8
JNL/WCM Focused International Equity Fund - Class I	151,049	140,538	48,316	—	9,613	44,609	297,493	6.5
JNL/Westchester Capital Event Driven Fund - Class I	—	42,125	557	—	17	3,908	45,493	1.0
JNL/WMC Government Money Market Fund	—	20,263	20,263	1	—	—	—	—
	2,373,625	2,624,516	740,477	1	(20,082)	370,100	4,607,682	100.0
JNL/American Funds Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	69,628	5,394	7,779	3,148	(1,413)	(2,427)	63,403	2.1
American Funds Insurance Series - International Growth and Income Fund - Class 1	143,596	1,876	6,955	303	(1,723)	(17,279)	119,515	3.9
	213,224	7,270	14,734	3,451	(3,136)	(19,706)	182,918	6.0
JNL/American Funds Moderate Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	97,504	4,783	8,020	4,414	(1,180)	(3,954)	89,133	3.5
American Funds Insurance Series - International Growth and Income Fund - Class 1	126,147	345	7,467	268	(930)	(15,089)	103,006	4.1
	223,651	5,128	15,487	4,682	(2,110)	(19,043)	192,139	7.6
JNL/DFA Growth Allocation Fund
JNL/DFA International Core Equity Fund - Class I	39,157	5,163	2,401	—	(229)	(2,905)	38,785	16.9
	39,157	5,163	2,401	—	(229)	(2,905)	38,785	16.9
JNL/DFA Moderate Growth Allocation Fund
JNL/DFA International Core Equity Fund - Class I	24,400	3,101	1,784	—	(147)	(1,897)	23,673	12.7
	24,400	3,101	1,784	—	(147)	(1,897)	23,673	12.7
JNL/Goldman Sachs 4 Fund
JNL/Goldman Sachs Competitive Advantage Fund - Class I	1,618,481	—	422,059	—	44,156	10,750	1,251,328	25.1
JNL/Goldman Sachs Dividend Income & Growth Fund - Class I	1,618,906	856	114,569	—	(18,699)	(236,588)	1,249,906	25.0
JNL/Goldman Sachs Intrinsic Value Fund - Class I	1,612,157	5,379	110,424	—	(6,136)	(255,472)	1,245,504	24.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Goldman Sachs Total Yield Fund - Class I	1,619,096	3,207	123,683	—	(10,802)	(238,875)	1,248,943	25.0
	6,468,640	9,442	770,735	—	8,519	(720,185)	4,995,681	100.0
JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class I	64,494	13,192	10,650	—	(30)	778	67,784	2.9
JNL Multi-Manager Emerging Markets Equity Fund - Class I	46,989	23,773	2,814	—	(438)	2,014	69,524	3.0
JNL Multi-Manager Mid Cap Fund - Class I	25,339	323	2,563	—	495	(1,122)	22,472	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	31,443	71	11,736	—	3,277	361	23,416	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	27,192	4,006	5,993	—	(388)	(2,740)	22,077	1.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	186,945	34	39,701	—	11,717	29,077	188,072	8.1
JNL/Causeway International Value Select Fund - Class I	68,550	2,628	13,972	—	(6,602)	(6,934)	43,670	1.9
JNL/ClearBridge Large Cap Growth Fund - Class I	157,292	7,131	17,531	—	5,773	24,447	177,112	7.6
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	22,479	1,413	992	—	(19)	(333)	22,548	1.0
JNL/DoubleLine Total Return Fund - Class I	42,715	16,660	16,726	—	899	425	43,973	1.9
JNL/GQG Emerging Markets Equity Fund - Class I	38,998	7,992	5,663	—	667	5,815	47,809	2.1
JNL/Invesco Diversified Dividend Fund - Class I	153,886	21,869	1,272	—	61	(18,025)	156,519	6.7
JNL/Invesco Global Growth Fund - Class I	161,149	5,825	17,741	—	1,400	13,116	163,749	7.1
JNL/Invesco Global Real Estate Fund - Class I	6,432	—	6,446	—	883	(869)	—	—
JNL/Invesco International Growth Fund - Class I	22,910	632	573	—	4	167	23,140	1.0
JNL/Invesco Small Cap Growth Fund - Class I	6,233	—	6,402	—	1,043	(874)	—	—
JNL/JPMorgan Growth & Income Fund - Class I	—	31,276	352	—	31	3,184	34,139	1.5
JNL/JPMorgan MidCap Growth Fund - Class I	25,067	20,637	4,999	—	1,266	7,046	49,017	2.1
JNL/Lazard International Strategic Equity Fund - Class I	21,725	24,174	1,039	—	18	779	45,657	2.0
JNL/MFS Mid Cap Value Fund - Class I	23,183	188	17,332	—	(4,424)	(1,615)	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	29,635	89	24,072	—	(6,069)	417	—	—
JNL/PIMCO Income Fund - Class I	20,810	18,519	17,703	—	537	255	22,418	1.0
JNL/PPM America High Yield Bond Fund - Class I	45,379	6,001	5,291	—	(293)	(582)	45,214	1.9
JNL/PPM America Total Return Fund - Class I	42,814	11,011	12,425	—	1,070	2,007	44,477	1.9
JNL/T. Rowe Price Established Growth Fund - Class I	348,738	8	64,549	—	14,185	54,589	352,971	15.2
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	85,213	—	53,022	—	9,585	(9,390)	32,386	1.4
JNL/T. Rowe Price Short-Term Bond Fund - Class I	1,971	—	1,975	—	86	(82)	—	—
JNL/T. Rowe Price Value Fund - Class I	341,560	17,515	13,470	—	(155)	(22,796)	322,654	13.9
JNL/WCM Focused International Equity Fund - Class I	155,300	8,601	19,119	—	3,219	15,177	163,178	7.0
JNL/WMC Value Fund - Class I	130,902	22,061	2,746	—	(113)	(15,023)	135,081	5.8
	2,335,343	265,629	398,869	—	37,685	79,269	2,319,057	100.0
JNL/Goldman Sachs Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class I	36,780	2,469	3,697	—	146	536	36,234	3.0
JNL Multi-Manager Mid Cap Fund - Class I	12,298	3,700	3,773	—	376	(442)	12,159	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	12,367	3,309	5,474	—	1,351	796	12,349	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	1	—	1	—	—	—	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	8,247	18,551	6,431	—	687	3,657	24,711	2.1
JNL/Causeway International Value Select Fund - Class I	12,478	4,066	12,597	—	(4,457)	510	—	—
JNL/ClearBridge Large Cap Growth Fund - Class I	12,427	2,693	5,206	—	1,655	743	12,312	1.0
JNL/DFA U.S. Core Equity Fund - Class I	24,881	7,668	8,719	—	1,242	(764)	24,308	2.0
JNL/DoubleLine Core Fixed Income Fund - Class I	84,730	4,368	7,465	—	160	2,548	84,341	7.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	23,528	26,702	4,749	—	(12)	2,468	47,937	4.0
JNL/DoubleLine Total Return Fund - Class I	124,547	18,916	13,533	—	612	2,531	133,073	11.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	36,303	1,530	3,989	—	131	2,106	36,081	3.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	50,229	5,629	28,949	—	(4,199)	1,342	24,052	2.0
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	12,346	1,324	11,881	—	(1,338)	(451)	—	—
JNL/Invesco Diversified Dividend Fund - Class I	20,798	11,000	5,210	—	79	(2,562)	24,105	2.0
JNL/Invesco Global Growth Fund - Class I	12,369	3,015	4,472	—	(182)	1,503	12,233	1.0
JNL/Invesco International Growth Fund - Class I	12,456	2,900	3,504	—	(250)	489	12,091	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	15,814	2,951	9,277	—	2,342	541	12,371	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	56,163	19,979	8,057	—	585	3,697	72,367	6.0
JNL/Lazard International Strategic Equity Fund - Class I	—	142	—	—	—	—	142	—
JNL/Lord Abbett Short Duration Income Fund - Class I	—	35,568	416	—	11	1,138	36,301	3.0
JNL/MFS Mid Cap Value Fund - Class I	3,373	—	3,377	—	543	(539)	—	—
JNL/Neuberger Berman Strategic Income Fund - Class I	48,693	3,967	5,632	—	(38)	1,018	48,008	4.0
JNL/PIMCO Income Fund - Class I	60,851	3,675	4,999	—	152	487	60,166	5.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	73,611	40,997	13,743	—	214	6,998	108,077	9.0
JNL/PIMCO Real Return Fund - Class I	44,265	2,321	13,578	—	973	2,274	36,255	3.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/PPM America Floating Rate Income Fund - Class I	24,391	1,802	24,052	—	(957)	(1,184)	—	—
JNL/PPM America High Yield Bond Fund - Class I	52,597	6,474	10,619	—	181	(612)	48,021	4.0
JNL/PPM America Low Duration Bond Fund - Class I	84,559	4,963	32,783	—	1,581	427	58,747	4.9
JNL/PPM America Total Return Fund - Class I	84,570	5,099	11,530	—	882	5,202	84,223	7.0
JNL/Scout Unconstrained Bond Fund - Class I	6,453	—	6,472	—	225	(206)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	24,869	5,765	11,371	—	2,373	3,053	24,689	2.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	42,921	3,142	10,889	—	408	762	36,344	3.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	27,754	2,952	6,210	—	50	(554)	23,992	2.0
JNL/T. Rowe Price Value Fund - Class I	47,935	16,423	23,976	—	(2,818)	(1,099)	36,465	3.0
JNL/WCM Focused International Equity Fund - Class I	12,549	14,395	5,303	—	936	1,854	24,431	2.0
JNL/WMC Value Fund - Class I	849	—	856	—	99	(92)	—	—
	1,209,002	288,455	332,790	—	3,743	38,175	1,206,585	100.0
JNL/Goldman Sachs Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class I	161,601	15,907	25,244	—	91	1,715	154,070	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	57,870	49,507	10,962	—	(1,428)	9,285	104,272	2.0
JNL Multi-Manager Mid Cap Fund - Class I	59,061	126	6,217	—	1,189	(2,691)	51,468	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	73,595	3,791	33,657	—	9,391	(393)	52,727	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	59,676	9,186	11,451	—	(1,407)	(6,073)	49,931	1.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	392,024	—	103,485	—	31,502	51,749	371,790	7.1
JNL/Causeway International Value Select Fund - Class I	109,570	537	37,120	—	(17,568)	(5,964)	49,455	0.9
JNL/ClearBridge Large Cap Growth Fund - Class I	362,216	16,676	72,073	—	23,944	41,358	372,121	7.1
JNL/DoubleLine Core Fixed Income Fund - Class I	131,790	56,985	41,656	—	(346)	5,924	152,697	2.9
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	53,184	2,484	3,546	—	20	(858)	51,284	1.0
JNL/DoubleLine Total Return Fund - Class I	97,791	40,953	40,247	—	2,183	958	101,638	1.9
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	—	48,734	147	—	6	2,130	50,723	1.0
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	53,319	89	45,932	—	(5,777)	(1,699)	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	87,836	22,102	17,487	—	1,989	12,549	106,989	2.1
JNL/Invesco Diversified Dividend Fund - Class I	324,978	75,102	4,501	—	87	(39,094)	356,572	6.8
JNL/Invesco Global Growth Fund - Class I	330,751	12,741	56,526	—	4,665	24,510	316,141	6.1
JNL/Invesco Global Real Estate Fund - Class I	7,113	—	7,128	—	1,055	(1,040)	—	—
JNL/Invesco International Growth Fund - Class I	55,582	471	4,050	—	64	190	52,257	1.0
JNL/Invesco Small Cap Growth Fund - Class I	15,440	—	15,857	—	2,609	(2,192)	—	—
JNL/JPMorgan Growth & Income Fund - Class I	—	97,097	3,137	—	346	8,819	103,125	2.0
JNL/JPMorgan MidCap Growth Fund - Class I	74,729	17,533	25,001	—	6,332	10,319	83,912	1.6
JNL/Lazard International Strategic Equity Fund - Class I	47,992	58,142	5,166	—	63	1,853	102,884	2.0
JNL/MFS Mid Cap Value Fund - Class I	55,892	285	42,090	—	(10,305)	(3,782)	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	67,731	195	54,610	—	(14,240)	924	—	—
JNL/PIMCO Income Fund - Class I	105,751	17,376	21,549	—	350	180	102,108	2.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	65,306	38,866	8,967	—	65	6,197	101,467	1.9
JNL/PIMCO Real Return Fund - Class I	14,943	—	15,080	—	1,045	(908)	—	—
JNL/PPM America High Yield Bond Fund - Class I	106,602	7,110	9,348	—	(443)	(1,412)	102,509	2.0
JNL/PPM America Low Duration Bond Fund - Class I	103,933	16,871	24,919	—	1,008	1,523	98,416	1.9
JNL/PPM America Total Return Fund - Class I	153,334	32,407	44,733	—	3,865	6,860	151,733	2.9
JNL/Scout Unconstrained Bond Fund - Class I	4,700	—	4,713	—	220	(207)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	749,056	14,108	166,403	—	37,141	109,397	743,299	14.3
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	216,936	—	134,000	—	22,774	(24,125)	81,585	1.6
JNL/T. Rowe Price Short-Term Bond Fund - Class I	6,960	—	6,973	—	273	(260)	—	—
JNL/T. Rowe Price U.S. High Yield Fund - Class I	29,784	—	29,888	—	660	(556)	—	—
JNL/T. Rowe Price Value Fund - Class I	707,535	14,980	51,407	—	(1,138)	(46,227)	623,743	12.0
JNL/WCM Focused International Equity Fund - Class I	265,793	8,704	42,843	—	8,372	22,638	262,664	5.0
JNL/WMC Value Fund - Class I	265,353	31,577	11,413	—	(674)	(28,602)	256,241	4.9
	5,475,727	710,642	1,239,526	—	107,983	152,995	5,207,821	100.0
JNL/Goldman Sachs Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class I	90,160	1,985	10,280	—	305	1,051	83,221	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	31,434	30,986	11,826	—	(2,395)	7,094	55,293	2.0
JNL Multi-Manager Mid Cap Fund - Class I	31,279	3,853	6,967	—	931	(1,336)	27,760	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	31,469	3,843	11,978	—	3,429	1,625	28,388	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	752	—	755	—	93	(90)	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	50,037	31,374	12,934	—	4,473	12,365	85,315	3.1
JNL/Causeway International Value Select Fund - Class I	31,267	690	23,335	—	(10,330)	1,708	—	—
JNL/ClearBridge Large Cap Growth Fund - Class I	79,573	13,230	24,209	—	8,529	7,652	84,775	3.1
JNL/DFA U.S. Core Equity Fund - Class I	31,618	3,705	7,816	—	1,334	(1,071)	27,770	1.0
JNL/DoubleLine Core Fixed Income Fund - Class I	138,336	15,821	20,222	—	389	3,890	138,214	5.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	56,544	28,364	4,403	—	139	2,100	82,744	3.0
JNL/DoubleLine Total Return Fund - Class I	203,245	16,993	31,349	—	1,366	3,157	193,412	7.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	19,440	35,216	2,353	—	32	2,813	55,148	2.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	101,123	2,842	72,740	—	(9,833)	5,726	27,118	1.0
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	30,331	14	26,190	—	(3,196)	(959)	—	—
JNL/Invesco Diversified Dividend Fund - Class I	109,571	22,807	10,529	—	(68)	(12,103)	109,678	4.0
JNL/Invesco Global Growth Fund - Class I	34,305	3,430	12,883	—	1,231	1,927	28,010	1.0
JNL/Invesco Global Real Estate Fund - Class I	2,950	—	2,956	—	403	(397)	—	—
JNL/Invesco International Growth Fund - Class I	31,672	2,773	7,288	—	(38)	590	27,709	1.0
JNL/Invesco Small Cap Growth Fund - Class I	9,023	—	9,265	—	1,526	(1,284)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	39,801	2,506	20,487	—	5,543	1,127	28,490	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	94,382	34,479	26,734	—	2,278	5,612	110,017	4.0
JNL/Lazard International Strategic Equity Fund - Class I	27,484	4,276	4,363	—	(101)	(81)	27,215	1.0
JNL/Lord Abbett Short Duration Income Fund - Class I	—	53,707	203	—	6	1,671	55,181	2.0
JNL/MFS Mid Cap Value Fund - Class I	27,673	664	21,090	—	(3,874)	(3,373)	—	—
JNL/Neuberger Berman Strategic Income Fund - Class I	62,015	6	7,827	—	26	940	55,160	2.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	28,066	416	21,224	—	(7,726)	468	—	—
JNL/PIMCO Income Fund - Class I	114,706	7,727	12,799	—	237	685	110,556	4.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	133,618	72,824	26,590	—	467	12,330	192,649	7.0
JNL/PIMCO Real Return Fund - Class I	86,100	4,932	27,870	—	2,183	4,108	69,453	2.5
JNL/PPM America High Yield Bond Fund - Class I	97,531	78	13,642	—	642	(1,750)	82,859	3.0
JNL/PPM America Low Duration Bond Fund - Class I	174,264	139	70,195	—	3,434	566	108,208	3.9
JNL/PPM America Total Return Fund - Class I	169,052	15,397	31,464	—	2,787	9,459	165,231	6.0
JNL/Scout Unconstrained Bond Fund - Class I	942	—	945	—	71	(68)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	242,163	17,434	82,632	—	19,994	29,634	226,593	8.2
JNL/T. Rowe Price Short-Term Bond Fund - Class I	116,449	564	17,890	—	688	2,754	102,565	3.7
JNL/T. Rowe Price U.S. High Yield Fund - Class I	57,222	1,068	16,011	—	302	(1,207)	41,374	1.5
JNL/T. Rowe Price Value Fund - Class I	208,589	31,120	36,054	—	(1,297)	(8,856)	193,502	7.0
JNL/WCM Focused International Equity Fund - Class I	88,033	24,763	14,686	—	3,186	10,865	112,161	4.0
JNL/WMC Value Fund - Class I	31,690	4,392	5,655	—	(216)	(2,743)	27,468	1.0
	2,913,909	494,418	768,639	—	26,950	96,599	2,763,237	100.0
JNL/Goldman Sachs Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class I	176,328	9,467	25,645	—	239	1,752	162,141	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	61,214	54,025	14,883	—	(2,855)	10,946	108,447	2.0
JNL Multi-Manager Mid Cap Fund - Class I	62,081	5,233	11,926	—	1,700	(2,648)	54,440	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	62,011	4,324	20,125	—	5,689	3,480	55,379	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	63,275	11,434	15,010	—	(2,148)	(5,202)	52,349	1.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	181,566	999	54,485	—	17,344	21,612	167,036	3.1
JNL/Causeway International Value Select Fund - Class I	112,221	5,539	41,564	—	(19,483)	(4,950)	51,763	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	275,355	14,775	63,368	—	21,988	28,632	277,382	5.1
JNL/DoubleLine Core Fixed Income Fund - Class I	191,836	53,412	37,335	—	561	5,616	214,090	3.9
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	111,481	4,998	7,272	—	171	(1,943)	107,435	2.0
JNL/DoubleLine Total Return Fund - Class I	173,386	107,184	20,721	—	1,104	5,803	266,756	4.9
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	57,789	50,429	6,894	—	211	5,329	106,864	2.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	119,975	274	116,455	—	(12,992)	9,198	—	—
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	59,475	41	51,375	—	(6,265)	(1,876)	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	51,601	5,997	11,495	—	1,347	7,672	55,122	1.0
JNL/Invesco Diversified Dividend Fund - Class I	253,662	52,161	7,135	—	(4)	(30,907)	267,777	4.9
JNL/Invesco Global Growth Fund - Class I	191,566	11,579	54,822	—	4,960	11,740	165,023	3.0
JNL/Invesco Global Real Estate Fund - Class I	15,850	—	15,880	—	2,172	(2,142)	—	—
JNL/Invesco International Growth Fund - Class I	60,027	2,614	8,926	—	(74)	689	54,330	1.0
JNL/Invesco Small Cap Growth Fund - Class I	16,845	—	17,293	—	2,837	(2,389)	—	—
JNL/JPMorgan Growth & Income Fund - Class I	—	50,424	2,496	—	217	5,876	54,021	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	120,737	3,459	36,820	—	10,333	13,387	111,096	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	96,393	34,070	31,996	—	2,662	4,992	106,121	2.0
JNL/Lazard International Strategic Equity Fund - Class I	50,680	10,160	5,732	—	(127)	(1,350)	53,631	1.0
JNL/MFS Mid Cap Value Fund - Class I	56,288	1,597	43,414	—	(8,294)	(6,177)	—	—
JNL/Neuberger Berman Strategic Income Fund - Class I	105,471	9,518	61,579	—	(1,689)	1,681	53,402	1.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	60,975	918	47,013	—	(18,333)	3,453	—	—
JNL/PIMCO Income Fund - Class I	165,514	20,881	26,423	—	342	603	160,917	3.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	146,839	85,624	32,391	—	231	13,314	213,617	3.9
JNL/PIMCO Real Return Fund - Class I	120,829	11,447	33,671	—	2,715	6,737	108,057	2.0
JNL/PPM America High Yield Bond Fund - Class I	178,109	5,235	18,926	—	(220)	(2,639)	161,559	3.0
JNL/PPM America Low Duration Bond Fund - Class I	230,962	89	134,916	—	6,586	(1,889)	100,832	1.9
JNL/PPM America Total Return Fund - Class I	213,635	62,520	27,242	—	1,955	15,255	266,123	4.9
JNL/Scout Unconstrained Bond Fund - Class I	5,570	—	5,585	—	323	(308)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	719,494	15,409	160,008	—	38,250	108,744	721,889	13.3
JNL/T. Rowe Price Short-Term Bond Fund - Class I	75,604	58,210	29,791	—	1,177	1,053	106,253	2.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	74,106	3,792	22,913	—	89	(1,435)	53,639	1.0
JNL/T. Rowe Price Value Fund - Class I	583,980	10,909	66,209	—	(2,803)	(36,302)	489,575	9.0
JNL/WCM Focused International Equity Fund - Class I	225,760	44,905	28,485	—	6,069	25,974	274,223	5.1
JNL/WMC Value Fund - Class I	219,113	33,373	13,183	—	(1,536)	(22,669)	215,098	4.0
	5,747,603	857,025	1,431,402	—	54,449	188,712	5,416,387	100.0
JNL/Mellon Index 5 Fund
JNL/Mellon Bond Index Fund - Class I	261,068	3,653	59,464	—	3,015	11,675	219,947	19.5
JNL/Mellon International Index Fund - Class I	276,980	9	29,274	—	(6,328)	(14,687)	226,700	20.0
JNL/Mellon S&P 400 MidCap Index Fund - Class I	277,564	524	26,109	—	1,336	(25,043)	228,272	20.2
JNL/Mellon S&P 500 Index Fund - Class I	278,848	—	57,558	—	7,228	2,241	230,759	20.4
JNL/Mellon Small Cap Index Fund - Class I	278,162	1,179	12,691	—	(87)	(41,293)	225,270	19.9
	1,372,622	5,365	185,096	—	5,164	(67,107)	1,130,948	100.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 41.2%
Financials 9.5%
ACE Convergence Acquisition Corp. (a)	83	850
Allegro Merger Corp. (a) (b)	10	—
American International Group, Inc. (c)	111	3,042
AON Public Limited Company	8	1,633
Artius Acquisition Inc. (a)	163	1,697
Ascendant Digital Acquisition Corp. (a)	41	436
B. Riley Principal Merger Corp. II - Class A (a)	13	133
Bandhan Bank Limited (a)	286	1,063
Bank of America Corporation (c)	39	940
Bespoke Capital Acquisition Corp - Class A (a)	63	619
Bowx Acquisition Corp. (a)	82	844
CC Neuberger Principal Holdings I - Class A (a)	71	734
CF Finance Acquisition Corp. - Class A (a)	147	1,525
China Construction Bank Corporation - Class H	2,281	1,489
CHP Merger Corp. - Class A (a)	18	187
Churchill Capital Corp II - Class A (a)	17	175
Churchill Capital Corp III - Class A (a)	5	53
Churchill Capital Corp IV (a)	66	663
CIIG Merger Corp. - Class A (a)	86	864
CIT Group Inc. (c)	47	839
Citigroup Inc. (c)	46	1,969
Cohn Robbins Holdings Corp. (a)	11	116
Credicorp Ltd. (c)	3	384
Deerfield Healthcare Technology Acquisitions Corp. (a)	1	10
DMY Technology Group, Inc. - Class A (a)	11	135
Dragoneer Growth Opportunities Corp. (a)	3	37
E*TRADE Financial Corp.	175	8,752
E.Merge Technology Acquisition Corp. (a)	58	583
Fintech Acquisition Corp. III - Class A (a)	71	731
Flying Eagle Acquisition Corp. - Class A (a)	20	240
Foley Trasimene Acquisition Corp. - Class A (a)	16	167
Foley Trasimene Acquisition Corp. II (a)	50	510
Fortress Value Acquisition Corp. - Class A (a)	11	151
FTAC Olympus Acquisition Corp. (a)	23	233
Fusion Acquisition Corp. - Class A (a)	81	796
Galileo Acquisition Corp. (a)	61	608
Genworth Financial, Inc. - Class A (a)	16	53
Gigcapital2 Inc. (a)	36	362
Gigcapital3, Inc. (a)	15	151
Gores Holdings IV, Inc. - Class A (a)	8	83
Grid Dynamics Holdings, Inc. - Class A (a)	24	188
Groupe Bruxelles Lambert SA	32	2,894
Grupo Financiero Banorte SAB de CV - Class O (a)	254	879
GS Acquisition Holdings Corp II - Class A (a)	5	51
HDFC Bank Limited (a)	101	1,491
HDFC Bank Limited - ADR (a) (c)	16	788
Hennessy Capital Acquisition Corp. IV - Class A (a)	75	831
Highcape Capital Acquisition Corp. (a)	75	757
HPX Corp. (a)	41	421
Industrial and Commercial Bank of China Limited - Class H	1,101	574
Jaws Acquisition Corp. - Class A (a)	12	128
Jefferies Financial Group Inc.	162	2,924
Juniper Industrial Holdings, Inc. - Class A (a)	166	1,736
Kaixin Auto Holdings (a)	13	7
KB Financial Group Inc.	31	1,004
Kensington Capital Acquisition Corp. - Class A (a)	40	678
LGL Systems Acquisition Corp. - Class A (a)	92	924
Longview Acquisition Corp. - Class A (a)	83	819
LPL Financial Holdings Inc.	14	1,060
Merida Merger Corp. I (a)	128	1,265
Mirae Asset Daewoo Co. Ltd.	107	782
Monocle Acquisition Corporation (a)	15	152
National Energy Services Reunited Corporation (a) (c)	151	962
Oaktree Acquisition Corp. - Class A (a)	5	61
One (a)	10	109
Orisun Acquisition Corp. (a)	8	85
Osprey Technology Acquisition Corp. - Class A (a)	42	433
OTP Bank Plc (a)	37	1,107
Panacea Acquisition Corp. - Class A (a)	3	34
Pershing Square Tontine Holdings, Ltd. - Class A (a)	4	94
Ping An Insurance (Group) Co of China Ltd - Class H	207	2,140
Pivotal Investment Corporation II - Class A (a)	125	1,445
Proptech Acquisition Corporation - Class A (a)	18	205
PT. Bank Central Asia Tbk	261	476
Public Joint Stock Society "Sberbank of Russia" - ADR	71	828
Samsung Securities Co. Ltd.	21	538
Schultze Special Purpose Acquisition Corp. (a)	17	173
SEI Investments Co. (c)	46	2,335
Signature Bank	8	688
Software Acquisition Group Inc. - Class A (a)	31	311
Spartan Energy Acquisition Corp. - Class A (a)	6	88
Subversive Capital Acquisition Corp. - Class A (a)	167	1,651
TD Ameritrade Holding Corporation (c)	179	6,998
Thunder Bridge Acquisition II, Ltd - Class A (a)	15	151
Tortoise Acquisition Corp. II (a)	25	272
Tottenham Acquisition I Ltd (a)	3	35
Trebia Acquisition Corp. - Class A (a)	93	946
Tuscan Holdings Corp. (a)	84	842
Visa Inc. - Class A (c)	52	10,435
Wells Fargo & Company	67	1,580
Willis Towers Watson Public Limited Company	54	11,348
		100,580
Consumer Discretionary 7.6%
Alibaba Group Holding Limited - ADS (a)	69	20,302
Amazon.com, Inc. (a) (c)	7	20,860
Caesars Entertainment, Inc. (a)	—	1
China Meidong Auto Holdings Limited	678	2,612
Compagnie Financiere Richemont SA	14	954
Delphi Technologies PLC (a)	171	2,850
Grand Korea Leisure Co.Ltd	62	658
Grubhub Holdings Inc. (a)	71	5,130
Johnson Health Tech. Co., Ltd.	138	319
Jumbo S.A.	19	336
Kia Motors Corp.	8	306
Lotte Shopping Co., Ltd.	2	140
Marriott International, Inc. - Class A	10	967
Mavi Giyim Sanayi Ve Ticaret A.S. (a)	52	262
Melco Resorts & Entertainment Ltd. - ADR (c)	77	1,280
Paradise Co., Ltd.	9	110
Prosus N.V. (a)	13	1,214
Sands China Ltd.	568	2,210
Tiffany & Co.	72	8,291
Under Armour Inc. - Class A (a) (c)	297	3,341
Vipshop (China) Co., Ltd. - ADR (a)	55	866
Vivara Participacoes S.A.	280	1,173
Wynn Macau, Limited (a)	985	1,605
Yum China Holdings, Inc. (c)	48	2,537
Zhongsheng Group Holdings Limited	383	2,413
		80,737
Information Technology 6.6%
Adyen B.V. (a)	5	8,792
Analog Devices, Inc. (c)	25	2,965
Bitauto Holdings Limited - ADR (a)	2	32
Broadcom Inc.	9	3,154
Cardtronics Group Limited - Class A (a) (c)	7	138
Chenbro Micom Co., Ltd.	491	1,509
Chicony Electronics Co. Ltd.	309	903
Fitbit, Inc. - Class A (a)	95	658
Global Mixed-mode Technology Inc.	180	953
ITEQ Corp.	79	339
Lotes Co.,Ltd	67	1,079
Maxim Integrated Products, Inc.	73	4,925
Micron Technology, Inc. (a) (c)	18	838
Microsoft Corporation	9	1,794
NEXON Co.,Ltd.	50	1,249
NXP Semiconductors N.V.	6	714
Oracle Corporation (c)	203	12,104
PagSeguro Digital Ltd. - Class A (a) (c)	12	439
Radiant Opto-Electronics Corp.	247	950

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Salesforce.Com, Inc. (a) (c)	53	13,213
Samsung Electronics Co. Ltd.	24	1,204
Simplo Technology Co. Ltd.	101	1,051
SK Hynix Inc.	42	3,024
Spigen Korea Co., Ltd.	5	321
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (c)	6	473
TE Connectivity Ltd. (c)	30	2,912
Tech Mahindra Limited	103	1,112
Vasta Platform Limited - Class A (a) (c)	85	1,316
Virtusa Corporation (a) (d)	7	327
Wiwynn Corporation	70	1,598
		70,086
Communication Services 5.3%
21Vianet Group, Inc. - ADR (a) (c)	35	815
Allegro.eu SA (a) (b)	12	138
Alphabet Inc. - Class A (a) (c)	7	9,674
Alphabet Inc. - Class C (a) (c)	6	7,820
Baidu, Inc. - Class A - ADR (a)	16	1,990
Beijing Wuba Information Technology Co., Ltd. (a) (e) (f)	91	2,540
Bharti Airtel Ltd.	277	1,589
Booking Holdings Inc. (a)	1	1,690
Charter Communications, Inc. - Class A (a)	5	3,011
Cincinnati Bell Inc. (a)	16	239
Comcast Corporation - Class A	84	3,869
Facebook, Inc. - Class A (a)	63	16,270
Innocean Worldwide Inc.	3	156
Naspers Ltd. - Class N	15	2,534
SoftBank Group Corp.	16	1,022
Tencent Holdings Limited	26	1,726
Time dotCom Berhad	449	1,297
		56,380
Health Care 5.1%
Celltrion Healthcare Co. Ltd. (a)	19	1,415
Celltrion Inc. (a)	6	1,388
Cerner Corp. (c)	94	6,812
Dentium Co., Ltd. (a)	5	134
Immunomedics Inc. (a) (d)	36	3,077
Livongo Health, Inc. (a)	18	2,512
Momenta Pharmaceuticals, Inc. (a) (d)	40	2,094
Novartis AG - ADR	64	5,601
Novo Nordisk A/S - ADR	32	2,199
Olympus Corp.	50	1,039
Pfenex Inc. (a)	24	302
Regeneron Pharmaceuticals, Inc. (a) (c)	20	11,163
Samsung Biologics Co., Ltd (a)	2	1,436
SillaJen Inc (a) (b)	3	34
Varian Medical Systems, Inc. (a) (d)	30	5,156
Wright Medical Group N.V. (a)	311	9,509
		53,871
Industrials 2.8%
Advanced Disposal Services, Inc. (a) (c)	95	2,859
Chicony Power Technology Co., Ltd.	307	706
Expeditors International of Washington Inc. (c)	72	6,516
GEA Group AG	12	404
Howmet Aerospace Inc.	96	1,613
Jardine Strategic Holdings Ltd.	14	278
LG Corp.	20	1,275
Localiza Rent A Car S/A	116	1,171
Samsung C&T Corporation	10	872
Samsung Heavy Industries Co. Ltd. (a)	182	828
Taiwan Union Technology Corp.	172	665
The Boeing Company (c)	64	10,505
Wabtec Corp.	25	1,516
		29,208
Consumer Staples 1.9%
American Beverage Co Ambev - ADR	2,134	4,824
Amorepacific Corporation	—	36
Companhia Brasileira de Distribuicao	42	517
Distell Group Holdings Limited	47	208
Fomento Economico Mexicano SAB de CV - ADR (c)	35	1,951
GS Retail Co., Ltd.	20	560
Industrias Bachoco SAB S.A De C.V (g)	148	467
Monster Beverage 1990 Corporation (a) (c)	95	7,585
Muyuan Foods Co.,Ltd. - Class A	225	2,457
Oceana Group Limited	130	478
The Spar Group	28	322
Ulker Biskuvi Sanayi Anonim Sirketi (a)	89	265
Whole Earth Brands, Inc. - Class A (a)	75	629
		20,299
Materials 0.8%
Glencore PLC	814	1,681
HeidelbergCement AG	17	1,042
Kenmare Resources Public Limited Company	30	102
Kinross Gold Corp. (c)	159	1,400
LafargeHolcim Ltd.	62	2,834
Univar Solutions Inc. (a)	86	1,459
		8,518
Real Estate 0.7%
Banco Nacional De Mexico, S.A., Integrante Del Grupo Financiero Banamex	401	368
Cibanco, S.A., Institucion de Banca Multiple	1,174	1,442
CIFI Holdings (Group) Co. Ltd.	454	338
Swire Pacific Ltd. - Class A	115	557
Swire Properties Limited	438	1,162
Taubman Centers Inc.	101	3,374
		7,241
Energy 0.6%
Berry Corporation (Bry)	4	12
Ecopetrol S.A.	383	190
Geopark Limited (c)	20	150
Kinder Morgan, Inc.	121	1,489
McDermott International, Inc. (a)	159	383
Meggitt PLC	217	719
Noble Energy, Inc.	16	134
Petroleo Brasileiro S/A Petrobras. - ADR (c)	112	797
Public Joint Stock Society "Tatneft"	82	487
Reliance Industries Ltd.	20	609
Schlumberger Ltd. (c)	84	1,313
S-Oil Corp.	3	136
Total SA	14	476
		6,895
Utilities 0.3%
Enerjisa Enerji Anonim Sirketi	252	291
Gujarat State Petronet Limited	113	322
Indraprastha Gas Limited	77	406
Korea Electric Power Corp.	5	82
Mahanagar Gas Limited	25	288
Pacific Gas And Electric Company (a)	78	731
Vivint Solar, Inc. (a)	17	732
		2,852
Total Common Stocks (cost $382,149)		436,667
CORPORATE BONDS AND NOTES 27.8%
Information Technology 6.5%
1Life Healthcare, Inc.
3.00%, 06/15/25 (c) (h) (i)	1,222	1,233
8X8, Inc.
0.50%, 02/01/24 (c) (h)	1,249	1,164
Alteryx, Inc.
0.50%, 08/01/24 (c) (h)	1,217	1,219
Avaya Holdings Corp.
2.25%, 06/15/23 (c) (h)	1,551	1,464
Broadcom Inc.
4.15%, 11/15/30	180	201
Coupa Software Incorporated
0.38%, 06/15/26 (c) (h) (i)	1,220	1,437
CSG Systems International, Inc.
4.25%, 03/15/36 (c) (h)	2,257	2,344
CyberArk Software Ltd.
0.00%, 11/15/24 (c) (h) (i) (j)	766	750
Dell International L.L.C.
6.10%, 07/15/27 (i)	140	165
Envestnet, Inc.
1.75%, 06/01/23 (c) (h)	1,140	1,452
0.75%, 08/15/25 (c) (h) (i)	608	612

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Everbridge, Inc.
0.13%, 12/15/24 (c) (h) (i)	1,311	1,731
FireEye, Inc.
0.88%, 06/01/24 (c) (h)	759	711
Five9, Inc.
0.50%, 06/01/25 (c) (h) (i)	1,215	1,466
Flexential Intermediate Corporation
11.25%, 08/01/24 (i)	225	229
Health Catalyst, Inc.
2.50%, 04/15/25 (c) (h) (i)	1,192	1,657
I3 Verticals, LLC
1.00%, 02/15/25 (c) (h) (i)	1,403	1,229
II-VI Incorporated
0.25%, 09/01/22 (c) (h)	1,825	2,063
Impinj, Inc.
2.00%, 12/15/26 (c) (h) (i)	1,066	1,046
Ingram Micro Inc.
5.45%, 12/15/24 (k)	769	821
Intel Corporation
4.60%, 03/25/40	10	13
4.75%, 03/25/50	80	110
4.95%, 03/25/60	50	73
J2 Cloud Services, LLC
1.75%, 11/01/26 (c) (h) (i)	919	817
KBR, Inc.
2.50%, 11/01/23 (c) (h)	2,043	2,316
Knowles Corporation
3.25%, 11/01/21 (c) (h)	1,216	1,286
LivePerson, Inc.
0.75%, 03/01/24 (c) (h)	1,217	1,865
MasterCard Incorporated
3.85%, 03/26/50	150	191
Medallia, Inc.
0.13%, 09/15/25 (c) (h) (i)	325	327
MongoDB, Inc.
0.25%, 01/15/26 (c) (h) (i)	1,374	1,799
Nice Ltd
0.00%, 09/15/25 (c) (h) (i) (j)	267	270
Nuance Communications, Inc.
1.00%, 12/15/35 (c) (h)	1,217	1,768
Nutanix, Inc.
0.00%, 01/15/23 (c) (h) (j)	912	855
NVIDIA Corporation
3.50%, 04/01/40 - 04/01/50	110	128
3.70%, 04/01/60	40	48
NXP B.V.
2.70%, 05/01/25 (i)	300	317
Okta, Inc.
0.38%, 06/15/26 (c) (h) (i)	1,220	1,408
Osi Systems, Inc.
1.25%, 09/01/22 (c) (h)	1,521	1,542
Palo Alto Networks, Inc.
0.38%, 06/01/25 (c) (h) (i)	1,220	1,298
Perficient, Inc.
1.25%, 08/01/25 (c) (h) (i)	1,830	1,943
Pluralsight, Inc.
0.38%, 03/01/24 (c) (h)	1,219	1,080
PROS Holdings, Inc.
1.00%, 05/15/24 (c) (h) (i)	915	800
2.25%, 09/15/27 (c) (h) (i)	650	662
Pure Storage, Inc.
0.13%, 04/15/23 (c) (h)	1,983	1,905
Rambus Inc.
1.38%, 02/01/23 (c) (h)	1,525	1,595
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (i)	1,319	1,412
8.25%, 11/15/26 (i)	1,278	1,401
RingCentral, Inc.
0.00%, 03/15/26 (c) (h) (i) (j)	760	746
Sabre GLBL Inc.
4.00%, 04/15/25 (c) (h) (i)	915	1,074
7.38%, 09/01/25 (i)	90	91
SailPoint Technologies Holdings, Inc.
0.13%, 09/15/24 (c) (h) (i)	1,374	2,097
Silicon Laboratories Inc.
0.63%, 06/15/25 (c) (h) (i)	1,219	1,315
Slack Technologies, Inc.
0.50%, 04/15/25 (c) (h) (i)	1,220	1,425
SMART Global Holdings, Inc.
2.25%, 02/15/26 (c) (h) (i)	1,524	1,402
SolarEdge Technologies Ltd.
0.00%, 09/15/25 (c) (h) (i) (j)	646	745
Square, Inc.
0.13%, 03/01/25 (c) (h) (i)	165	251
Synaptics Incorporated
0.50%, 06/15/22 (c) (h)	1,829	2,286
TTM Technologies, Inc.
1.75%, 12/15/20 (c) (h)	1,474	1,750
Verint Systems Inc.
1.50%, 06/01/21 (c) (h)	1,840	1,865
Wix.Com Ltd.
0.00%, 08/15/25 (c) (h) (i) (j)	1,217	1,226
Workiva Inc.
1.13%, 08/15/26 (c) (h)	823	822
Zscaler, Inc.
0.13%, 07/01/25 (c) (h) (i)	1,524	1,814
		69,132
Health Care 5.5%
AbbVie Inc.
2.95%, 11/21/26 (i)	40	44
4.05%, 11/21/39 (i)	310	355
Aerie Pharmaceuticals, Inc.
1.50%, 10/01/24 (c) (h)	1,751	1,407
Allscripts Healthcare Solutions, Inc.
0.88%, 01/01/27 (c) (h) (i)	1,474	1,282
Apellis Pharmaceuticals, Inc.
3.50%, 09/15/26 (c) (h)	1,106	1,195
Aphria Inc.
5.25%, 06/01/24 (c) (h) (i)	2,692	2,045
Aurora Cannabis Inc.
5.50%, 02/28/24 (c) (h)	3,823	1,793
Avadel Finance Cayman Limited
4.50%, 02/01/23 (c) (h) (i)	1,524	1,418
Bausch Health Companies Inc.
7.00%, 03/15/24 (i)	60	62
5.50%, 11/01/25 (i)	160	164
9.00%, 12/15/25 (i)	640	697
9.25%, 04/01/26 (i)	570	627
8.50%, 01/31/27 (i)	720	791
6.25%, 02/15/29 (i)	50	51
7.25%, 05/30/29 (i)	330	356
5.25%, 01/30/30 (i)	30	29
BioMarin Pharmaceutical Inc.
1.50%, 10/15/20 (c) (h)	1,067	1,060
0.60%, 08/01/24 (c) (h)	1,525	1,598
Bridgebio Pharma, Inc.
2.50%, 03/15/27 (c) (h) (i)	1,216	1,384
Canopy Growth Corporation
4.25%, 07/15/23, CAD (c) (h) (i)	2,540	1,630
Centene Corporation
4.75%, 01/15/25	40	41
Centene Escrow I Corporation
5.38%, 06/01/26 (i)	70	74
Coherus Biosciences, Inc.
1.50%, 04/15/26 (c) (h) (i)	1,219	1,438
Collegium Pharmaceutical, Inc.
2.63%, 02/15/26 (c) (h)	1,222	1,206
CommonSpirit Health
4.35%, 11/01/42	130	141
3.82%, 10/01/49	60	65
CONMED Corporation
2.63%, 02/01/24 (c) (h)	1,219	1,371
Cryoport, Inc.
3.00%, 06/01/25 (c) (h) (i)	916	1,931
CVS Health Corporation
4.78%, 03/25/38	90	109
4.13%, 04/01/40	80	92
5.05%, 03/25/48	420	534

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
4.25%, 04/01/50	10	12
Envista Holdings Corporation
2.38%, 06/01/25 (c) (h) (i)	1,824	2,533
Flexion Therapeutics, Inc.
3.38%, 05/01/24 (c) (h)	1,824	1,433
Gossamer Bio, Inc.
5.00%, 06/01/27 (c) (h)	760	785
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	90	112
HCA Inc.
5.38%, 02/01/25	20	22
7.69%, 06/15/25	50	59
5.25%, 06/15/26	60	70
4.50%, 02/15/27	50	56
5.63%, 09/01/28	10	11
5.88%, 02/01/29	30	35
3.50%, 09/01/30	40	41
5.50%, 06/15/47	10	12
Illumina, Inc.
0.00%, 08/15/23 (c) (h) (j)	1,216	1,287
Innoviva, Inc.
2.13%, 01/15/23 (c) (h)	2,088	2,002
Insmed Incorporated
1.75%, 01/15/25 (c) (h)	1,226	1,347
Integra LifeSciences Holdings Corporation
0.50%, 08/15/25 (c) (h) (i)	1,226	1,149
Intercept Pharmaceuticals, Inc.
3.25%, 07/01/23 (c) (h)	1,217	979
2.00%, 05/15/26 (c) (h)	1,225	841
Ironwood Pharmaceuticals, Inc.
2.25%, 06/15/22 (c) (h)	1,127	1,156
1.50%, 06/15/26 (c) (h)	1,372	1,364
Karyopharm Therapeutics Inc.
3.00%, 10/15/25 (c) (h)	1,125	1,353
Ligand Pharmaceuticals Incorporated
0.75%, 05/15/23 (c) (h)	1,220	1,112
Livanova USA, Inc.
3.00%, 12/15/25 (c) (h) (i)	69	72
Mesa Laboratories, Inc.
1.38%, 08/15/25 (c) (h)	608	672
Nevro Corp.
2.75%, 04/01/25 (c) (h)	773	1,203
NuVasive, Inc.
2.25%, 03/15/21 (c) (h)	1,223	1,258
1.00%, 06/01/23 (c) (h) (i)	1,677	1,616
0.38%, 03/15/25 (c) (h) (i)	104	91
Omeros Corporation
5.25%, 02/15/26 (c) (h)	165	138
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (i)	40	41
7.25%, 02/01/28 (i)	105	109
Polaris Intermediate School
8.50%, 12/01/22 (i) (l)	2,804	2,854
Radiology Partners, Inc.
9.25%, 02/01/28 (i)	230	239
Radius Health, Inc.
3.00%, 09/01/24 (c) (h)	911	754
Revance Therapeutics, Inc.
1.75%, 02/15/27 (c) (h) (i)	1,323	1,395
Tabula Rasa Healthcare, Inc.
1.75%, 02/15/26 (c) (h) (i)	1,217	1,135
Teva Pharmaceutical Finance IV B.V.
3.65%, 11/10/21	22	22
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	90	89
2.80%, 07/21/23	40	38
7.13%, 01/31/25	597	627
3.15%, 10/01/26	58	51
4.10%, 10/01/46	1,041	865
Teva Pharmaceutical Industries Ltd
3.65%, 11/10/21	20	20
2.95%, 12/18/22	194	188
Tilray, Inc.
5.00%, 10/01/23 (c) (h)	1,775	754
UnitedHealth Group Incorporated
3.13%, 05/15/60	20	21
Varex Imaging Corporation
4.00%, 06/01/25 (c) (h) (i)	798	720
Willis-Knighton Medical Center
4.81%, 09/01/48	60	75
Zogenix, Inc.
2.75%, 10/01/27 (c) (h) (i)	807	802
		58,610
Financials 4.5%
AerCap Ireland Limited
4.50%, 05/15/21	150	153
Alpha Holding, S.A. de C.V
9.00%, 02/10/25 (i)	250	191
American International Group, Inc.
3.40%, 06/30/30	100	110
BAC Capital Trust XIV
4.00%, (3M USD LIBOR + 0.40%), (callable at 100 beginning 11/16/20) (m) (n)	1,590	1,551
Banco Bilbao Vizcaya Argentaria, S.A.
8.88%, (callable at 100 beginning 04/14/21), EUR (n) (o)	200	242
Banco BTG Pactual S.A.
7.75%, 02/15/29 (o)	200	205
Banco GNB Sudameris S.A.
6.50%, 04/03/27 (o)	200	199
Banco Macro S.A.
6.75%, 11/04/26 (m) (o)	200	152
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (callable at 100 beginning 01/06/28) (n) (o)	200	199
7.63%, (callable at 100 beginning 01/10/28) (i) (n)	200	199
Banco Santander, S.A.
6.25%, (callable at 100 beginning 09/11/21), EUR (n) (o)	500	585
Bangkok Bank Public Company Limited
5.00%, (callable at 100 beginning 09/23/25) (i) (n)	250	250
Bank of America Corporation
5.88%, (callable at 100 beginning 03/15/28) (n)	100	109
6.10%, (callable at 100 beginning 03/17/25) (n)	50	54
6.25%, (callable at 100 beginning 09/05/24) (n)	150	161
4.08%, 03/20/51	10	12
Barclays PLC
8.00%, (callable at 100 beginning 06/15/24) (n)	270	288
8.00%, (callable at 100 beginning 12/15/20), EUR (n)	500	591
7.63%, 11/21/22	200	221
BBVA USA
3.88%, 04/10/25	280	300
BNP Paribas
6.13%, (callable at 100 beginning 06/17/22), EUR (n) (o)	260	319
7.38%, (callable at 100 beginning 08/19/25) (i) (n)	200	223
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (o)	200	207
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (n)	1,090	1,143
8.13%, 07/15/39	101	176
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (n) (o)	400	483
Credit Agricole SA
6.50%, (callable at 100 beginning 06/23/21), EUR (n) (o)	250	299
8.13%, (callable at 100 beginning 12/23/25) (i) (n)	200	234
Credit Suisse Group AG
5.25%, (callable at 100 beginning 02/11/27) (i) (n)	810	814
7.50%, (callable at 100 beginning 07/17/23) (i) (n)	210	221

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (callable at 100 beginning 11/29/22) (n) (o) (p)	200	150
Credivalores - Crediservicios S.A.S
8.88%, 02/07/25 (i)	200	137
Danske Bank A/S
5.88%, (callable at 100 beginning 04/06/22), EUR (n) (o)	460	555
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (i)	200	148
Element Fleet Management Corp.
4.25%, 06/30/24, CAD (h)	1,341	1,137
Encore Capital Group, Inc.
2.88%, 03/15/21 (c) (h)	1,703	1,679
3.25%, 03/15/22 - 10/01/25 (c) (h)	3,064	3,373
EZCORP, Inc.
2.88%, 07/01/24 (c) (h)	637	552
Gilex Holding SARL
8.50%, 05/02/23 (o)	200	205
Glencore Funding LLC
4.13%, 03/12/24 (i)	190	206
3.88%, 10/27/27 (i)	110	120
Gogo Intermediate Holdings LLC
9.88%, 05/01/24 (i)	758	810
Grupo Financiero Santander Mexico, S.A. de C.V.
8.50%, (callable at 100 beginning 01/20/22) (n)	200	202
Hope Bancorp, Inc.
2.00%, 05/15/38 (c) (h)	2,135	1,730
HSBC Holdings PLC
6.50%, (callable at 100 beginning 03/23/28) (h) (n)	200	212
4.58%, 06/19/29 (h)	200	230
IIP Operating Partnership, LP
3.75%, 02/21/24 (c) (h) (i)	1,476	2,911
Intesa Sanpaolo S.p.A.
7.00%, (callable at 100 beginning 01/19/21), EUR (n) (o)	500	592
Jazz Investments I Limited
2.00%, 06/15/26 (c) (h) (i)	1,217	1,430
JPMorgan Chase & Co.
2.52%, 04/22/31	60	64
2.96%, 05/13/31	140	150
3.11%, 04/22/51	20	21
LendingTree, Inc.
0.50%, 07/15/25 (c) (h) (i)	766	746
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 06/27/24) (h) (n)	200	210
Morgan Stanley
2.19%, 04/28/26	300	314
5.60%, 03/24/51	20	30
NatWest Markets PLC
5.13%, 05/28/24	380	415
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (i)	200	184
PennyMac Corp.
5.50%, 11/01/24 (c) (h) (i)	1,863	1,724
Petrobras Global Finance B.V.
7.38%, 01/17/27	280	332
6.00%, 01/27/28	50	55
6.90%, 03/19/49	200	222
6.85%, 06/05/15	440	470
Redwood Trust, Inc.
4.75%, 08/15/23 (c) (h)	2,736	2,499
5.63%, 07/15/24 (c) (h)	305	277
RKP Overseas Finance 2016 (A) Limited
7.95%, (callable at 100 beginning 02/17/22) (n) (o)	200	195
Santander UK Group Holdings PLC
5.63%, 09/15/45 (i)	200	244
Sasol Financing USA LLC
5.88%, 03/27/24	200	192
Shopify Inc.
0.13%, 11/01/25 (c) (h)	1,217	1,362
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (i)	150	188
The Goldman Sachs Group, Inc.
4.00%, (3M USD LIBOR + 0.77%), (callable at 100 beginning 11/09/20) (m) (n)	31	29
6.75%, 10/01/37	190	275
5.15%, 05/22/45	490	636
4.75%, 10/21/45	60	79
The PRA Group, Inc.
3.50%, 06/01/23 (c) (h)	1,522	1,664
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (h) (m)	200	215
The Vanguard Group, Inc.
3.05%, 08/22/50 (b)	250	250
TV Azteca S.A.B. de C.V.
8.25%, 08/09/24 (o)	200	126
UBS Group Funding (Switzerland) AG
5.75%, (callable at 100 beginning 02/19/22), EUR (n) (o)	200	244
7.00%, (callable at 100 beginning 02/19/25) (n) (o)	200	222
7.00%, (callable at 100 beginning 01/31/24) (i) (n)	200	214
UniCredit S.p.A.
6.63%, (callable at 100 beginning 06/03/23), EUR (n) (o)	890	1,033
6.57%, 01/14/22 (i)	350	371
7.30%, 04/02/34 (h) (i)	660	766
5.46%, 06/30/35 (h) (i)	200	204
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (callable at 100 beginning 01/29/25) (n) (o)	200	136
Vishay Intertechnology, Inc.
2.25%, 06/15/25 (c) (h)	1,521	1,468
Wachovia Capital Trust III
5.57%, (3M USD LIBOR + 0.93%), (callable at 100 beginning 11/09/20) (m) (n)	1,315	1,310
Wells Fargo & Company
5.88%, (callable at 100 beginning 06/15/25) (n)	101	109
4.48%, 04/04/31	40	48
4.65%, 11/04/44	120	146
4.40%, 06/14/46	180	214
4.75%, 12/07/46	50	62
5.01%, 04/04/51	760	1,040
		47,025
Consumer Discretionary 3.3%
Amazon.com, Inc.
4.95%, 12/05/44	40	57
4.05%, 08/22/47	610	788
4.25%, 08/22/57	570	776
2.70%, 06/03/60	2,090	2,152
Bloomin' Brands, Inc.
5.00%, 05/01/25 (c) (h) (i)	1,347	2,050
California Institute of Technology
3.65%, 09/01/19	90	98
Carnival Corporation
11.50%, 04/01/23 (i)	327	366
Chegg, Inc.
0.00%, 09/01/26 (c) (h) (i) (j)	608	610
Copa Holdings, S.A.
4.50%, 04/15/25 (c) (h) (i)	1,409	1,659
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/25 (i)	240	246
4.75%, 10/20/28 (i)	110	114
Delta Air Lines, Inc.
2.60%, 12/04/20	30	30
3.40%, 04/19/21	200	199
3.63%, 03/15/22	140	138
3.80%, 04/19/23	10	10
2.90%, 10/28/24	80	71
7.00%, 05/01/25 (i)	140	154
7.38%, 01/15/26	70	73

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
FTI Consulting, Inc.
2.00%, 08/15/23 (c) (h)	1,219	1,502
Hanesbrands Inc.
4.63%, 05/15/24 (i)	80	83
5.38%, 05/15/25 (i)	40	42
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (i)	60	62
5.75%, 05/01/28 (i)	20	21
K12 Inc.
1.13%, 09/01/27 (c) (h) (i)	998	837
Las Vegas Sands Corp.
3.20%, 08/08/24	140	142
2.90%, 06/25/25	10	10
Levi Strauss & Co.
5.00%, 05/01/25	40	41
Liberty Media Corporation
1.00%, 01/30/23 (c) (h)	1,220	1,451
Lithia Motors, Inc.
4.38%, 01/15/31 (i)	126	126
Lowe`s Companies, Inc.
4.50%, 04/15/30	30	37
5.13%, 04/15/50	40	55
M.D.C. Holdings, Inc.
6.00%, 01/15/43	20	24
Marriott Vacations Worldwide Corporation
1.50%, 09/15/22 (c) (h)	2,336	2,309
McDonald's Corporation
3.70%, 01/30/26	270	307
3.63%, 09/01/49	10	11
4.20%, 04/01/50	30	37
Michaels Stores, Inc.
4.75%, 10/01/27 (i)	100	99
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (i)	60	62
National Vision Holdings, Inc.
2.50%, 05/15/25 (c) (h) (i)	1,368	1,951
NCL Corporation Ltd.
6.00%, 05/15/24 (c) (h) (i)	1,372	2,008
5.38%, 08/01/25 (c) (h) (i)	912	1,070
NIKE, Inc.
2.40%, 03/27/25	280	301
3.38%, 03/27/50	20	23
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (i)	260	261
4.81%, 09/17/30 (i)	330	331
PetIQ, Inc.
4.00%, 06/01/26 (c) (h) (i)	1,277	1,724
Prosus N.V.
4.03%, 08/03/50 (i)	360	368
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (i)	50	51
RH
0.00%, 09/15/24 (c) (h) (i) (j)	1,307	2,479
Royal Caribbean Cruises Ltd.
4.25%, 06/15/23 (c) (h) (i)	610	709
11.50%, 06/01/25 (i)	562	652
Sands China Ltd.
5.13%, 08/08/25 (p)	200	218
Spirit Airlines, Inc.
8.00%, 09/20/25 (i)	80	85
Stars Group Holdings B.V.
7.00%, 07/15/26 (i)	304	322
The Home Depot, Inc.
2.50%, 04/15/27	280	305
3.30%, 04/15/40	10	11
3.35%, 04/15/50	10	12
The TJX Companies, Inc.
3.50%, 04/15/25	280	312
Under Armour, Inc.
1.50%, 06/01/24 (c) (h) (i)	1,228	1,536
Wayfair Inc.
0.63%, 10/01/25 (c) (h) (i)	1,524	1,548
Wesleyan University
4.78%, 07/01/16	60	76
Winnebago Industries, Inc.
1.50%, 04/01/25 (c) (h) (i)	1,217	1,320
Yum! Brands, Inc.
3.63%, 03/15/31	250	250
		34,772
Communication Services 2.2%
Cardlytics, Inc.
1.00%, 09/15/25 (c) (h) (i)	648	703
CCO Holdings, LLC
5.38%, 05/01/25 (i)	70	72
5.75%, 02/15/26 (i)	10	10
5.13%, 05/01/27 (i)	50	53
4.50%, 08/15/30 - 05/01/32 (i)	40	41
Charter Communications Operating, LLC
4.20%, 03/15/28	70	79
5.05%, 03/30/29	110	131
5.38%, 04/01/38	90	109
4.80%, 03/01/50	10	11
6.83%, 10/23/55	230	315
Cincinnati Bell Inc.
7.00%, 07/15/24 (i)	870	897
Cinemark Holdings, Inc.
4.50%, 08/15/25 (c) (h) (i)	1,217	1,226
Comcast Corporation
3.40%, 04/01/30	40	46
3.75%, 04/01/40	10	12
4.70%, 10/15/48	20	26
3.45%, 02/01/50	40	45
CSC Holdings, LLC
6.50%, 02/01/29 (i)	200	223
DISH DBS Corporation
5.88%, 11/15/24	40	41
7.75%, 07/01/26	10	11
Fox Corporation
5.48%, 01/25/39	70	93
5.58%, 01/25/49	20	28
Intelsat Jackson Holdings S.A.
0.00%, 10/15/24 (a) (i) (q)	320	206
Liberty Broadband Corporation
2.75%, 09/30/50 (c) (h) (i)	326	350
Liberty Latin America Ltd.
2.00%, 07/15/24 (c) (h)	1,431	1,173
Liberty Media Corporation
4.00%, 11/15/29 (c) (h)	1,842	1,373
3.75%, 02/15/30 (c) (h)	643	477
2.13%, 03/31/48 (c) (h) (i)	1,219	1,202
2.25%, 12/01/48 (c) (h) (i)	2,736	2,928
2.75%, 12/01/49 (c) (h) (i)	1,830	1,778
Live Nation Entertainment, Inc.
2.50%, 03/15/23 (c) (h)	1,520	1,689
2.00%, 02/15/25 (c) (h) (i)	1,219	1,125
Network I2I Limited
5.65%, (callable at 100 beginning 01/15/25) (i) (n)	200	199
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (l)	250	241
Prosus N.V.
4.85%, 07/06/27 (i)	350	398
Snap Inc.
0.25%, 05/01/25 (c) (h) (i)	1,402	1,936
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	20	28
Sprint Capital Corporation
8.75%, 03/15/32	40	59
Sprint Communications, Inc.
11.50%, 11/15/21	60	66
Sprint Corporation
7.88%, 09/15/23	20	23
Telecommunications Services of Trinidad and Tobago Limited (TSTT)
8.88%, 10/18/29 (o)	250	248
The Marcus Corporation
5.00%, 09/15/25 (c) (h) (i)	566	574
T-Mobile USA, Inc.
3.88%, 04/15/30 (i)	70	80

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
4.50%, 04/15/50 (i)	70	84
Uber Technologies, Inc.
8.00%, 11/01/26 (i)	73	78
6.25%, 01/15/28 (i)	135	139
Verizon Communications Inc.
4.50%, 08/10/33	20	25
3.85%, 11/01/42	10	12
4.13%, 08/15/46	100	124
4.00%, 03/22/50	20	25
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (i)	200	208
Zillow Group, Inc.
1.50%, 07/01/23 (c) (h)	1,508	2,158
		23,178
Industrials 1.8%
3M Company
3.70%, 04/15/50	40	48
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (o)	200	180
Air Canada
4.00%, 07/01/25 (c) (h) (i)	608	679
Air Transport Services Group, Inc.
1.13%, 10/15/24 (c) (h)	1,372	1,461
American Airlines Group Inc.
6.50%, 07/01/25 (c) (h)	1,375	1,281
Atlas Air Worldwide Holdings, Inc.
2.25%, 06/01/22 (c) (h)	1,525	1,665
1.88%, 06/01/24 (c) (h)	1,372	1,668
Bombardier Inc.
7.50%, 03/15/25 (i)	323	242
Carrier Global Corporation
2.70%, 02/15/31 (i)	30	31
Chart Industries, Inc.
1.00%, 11/15/24 (c) (h) (i)	1,069	1,488
Fortive Corporation
0.88%, 02/15/22 (c) (h)	762	765
General Dynamics Corporation
4.25%, 04/01/40 - 04/01/50	30	39
General Electric Capital Corporation
6.15%, 08/07/37	110	130
5.88%, 01/14/38	200	233
6.88%, 01/10/39	150	190
General Electric Company
3.45%, 05/01/27	20	21
3.63%, 05/01/30	30	31
4.25%, 05/01/40	30	30
4.35%, 05/01/50	30	30
GFL Environmental Inc.
4.25%, 06/01/25 (i)	40	40
Indika Energy Capital III Pte. Ltd.
5.88%, 11/09/24 (o)	200	179
JSL Europe SA
7.75%, 07/26/24 (o)	200	206
Kaman Corporation
3.25%, 05/01/24 (c) (h)	1,825	1,806
Northrop Grumman Corporation
5.25%, 05/01/50	190	270
Park Aerospace Holdings Limited
5.25%, 08/15/22 (i)	50	50
4.50%, 03/15/23 (i)	20	20
5.50%, 02/15/24 (i)	50	51
Patrick Industries, Inc.
1.00%, 02/01/23 (c) (h)	2,007	1,989
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (i)	40	43
The Boeing Company
4.88%, 05/01/25 (p)	300	327
2.70%, 02/01/27	70	68
5.15%, 05/01/30 (p)	160	180
3.25%, 02/01/35	190	177
3.55%, 03/01/38	20	18
5.71%, 05/01/40 (p)	140	163
3.75%, 02/01/50	10	9
5.81%, 05/01/50 (p)	310	373
5.93%, 05/01/60 (p)	140	173
The Greenbrier Companies, Inc.
2.88%, 02/01/24 (c) (h)	915	834
The Middleby Corporation
1.00%, 09/01/25 (c) (h) (i)	1,219	1,213
TransDigm Inc.
8.00%, 12/15/25 (i)	20	22
6.25%, 03/15/26 (i)	40	42
Triumph Group, Inc.
6.25%, 09/15/24 (i)	295	252
7.75%, 08/15/25	75	48
United Rentals (North America), Inc.
5.88%, 09/15/26	70	74
3.88%, 11/15/27	20	21
5.25%, 01/15/30	100	109
XPO Cnw, Inc.
6.70%, 05/01/34	140	150
		19,119
Energy 1.6%
AI Candelaria (Spain) SL.
7.50%, 12/15/28 (o)	250	270
Apache Corporation
4.38%, 10/15/28	20	18
5.10%, 09/01/40	280	251
4.75%, 04/15/43	300	266
4.25%, 01/15/44	90	76
Blue Racer Midstream, LLC
6.13%, 11/15/22 (i)	90	88
Cameron LNG, LLC
3.30%, 01/15/35 (i)	180	203
Canadian Solar Inc.
2.50%, 10/01/25 (c) (h) (i)	912	1,068
Cheniere Energy, Inc.
4.63%, 10/15/28 (h) (i)	30	31
Chevron Corporation
3.08%, 05/11/50	10	11
Cimarex Energy Co.
3.90%, 05/15/27	10	10
Concho Resources Inc.
4.85%, 08/15/48	110	120
Continental Resources, Inc.
4.90%, 06/01/44	140	106
DCP Midstream, LLC
6.45%, 11/03/36 (i)	40	38
DCP Midstream, LP
7.38%, (callable at 100 beginning 12/15/22) (n)	80	52
6.75%, 09/15/37 (i)	130	126
Devon Energy Corporation
5.85%, 12/15/25	100	112
5.00%, 06/15/45	20	19
Diamondback Energy, Inc.
3.25%, 12/01/26	40	40
Ecopetrol S.A.
5.38%, 06/26/26	50	55
5.88%, 05/28/45	210	230
Energy Transfer LP
6.75%, (callable at 100 beginning 05/15/25) (n)	140	108
7.13%, (callable at 100 beginning 05/15/30) (n)	130	103
5.00%, 05/15/50	80	74
Enterprise Products Operating LLC
4.15%, 10/16/28	20	23
6.13%, 10/15/39	60	76
6.45%, 09/01/40	80	105
5.95%, 02/01/41	40	50
5.38%, 02/15/78	70	62
EOG Resources, Inc.
4.38%, 04/15/30	20	24
4.95%, 04/15/50	20	24
Exxon Mobil Corporation
4.33%, 03/19/50	130	162
3.45%, 04/15/51 (h)	70	77
Geopark Limited
6.50%, 09/21/24 (o)	200	188

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Gran Tierra Energy Inc.
7.75%, 05/23/27 (i)	200	72
Gulfport Energy Corporation
6.63%, 05/01/23	93	58
6.00%, 10/15/24	180	112
6.38%, 05/15/25 - 01/15/26	174	106
Helix Energy Solutions Group, Inc.
6.75%, 02/15/26 (c) (h)	1,374	1,119
Hunt Oil USA, Inc.
6.38%, 06/01/28 (o)	200	199
Indo Energy Finance B.V.
6.38%, 01/24/23 (o)	114	111
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	60	64
6.95%, 01/15/38	10	13
6.50%, 09/01/39	40	50
6.55%, 09/15/40	100	124
6.38%, 03/01/41	40	49
Kinder Morgan, Inc.
5.30%, 12/01/34	130	154
Kosmos Energy Ltd.
7.13%, 04/04/26 (o)	200	176
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (o)	200	192
Montage Resources Corporation
8.88%, 07/15/23	808	823
MPLX LP
4.88%, 12/01/24 - 06/01/25	120	134
5.20%, 03/01/47	80	86
4.70%, 04/15/48	110	111
5.50%, 02/15/49	60	67
Noble Energy, Inc.
3.85%, 01/15/28	150	170
Occidental Petroleum Corporation
6.95%, 07/01/24	120	116
2.90%, 08/15/24	80	67
5.55%, 03/15/26	10	9
3.20%, 08/15/26	80	63
6.63%, 09/01/30	240	221
0.00%, 10/10/36 (j)	2,010	884
6.20%, 03/15/40	90	75
4.50%, 07/15/44	100	72
4.63%, 06/15/45	340	243
6.60%, 03/15/46	140	121
4.40%, 04/15/46	220	154
4.10%, 02/15/47	20	14
4.20%, 03/15/48	20	14
Parsley Energy, LLC
5.38%, 01/15/25 (i)	10	10
PBF Holding Company LLC
9.25%, 05/15/25 (i)	70	72
Petroleos Mexicanos
6.38%, 01/23/45	320	240
PT. Bayan Resources, Tbk
6.13%, 01/24/23 (o)	200	191
Range Resources Corporation
5.88%, 07/01/22	19	19
5.00%, 03/15/23	60	57
4.88%, 05/15/25	100	90
SEACOR Holdings Inc.
3.25%, 05/15/30 (c) (h)	295	223
SFL Corporation Ltd.
5.75%, 10/15/21 (c) (h)	2,216	2,134
Shell International Finance B.V.
2.75%, 04/06/30	20	22
3.25%, 04/06/50	80	85
Targa Resource Corporation
4.25%, 11/15/23	270	268
5.38%, 02/01/27	10	10
5.50%, 03/01/30 (i)	20	20
4.88%, 02/01/31 (i)	30	29
The Williams Companies, Inc.
7.50%, 01/15/31	40	53
8.75%, 03/15/32	190	272
5.75%, 06/24/44	220	261
Transcontinental Gas Pipe Line Company, LLC
7.85%, 02/01/26	70	91
Western Midstream Operating, LP
4.10%, 02/01/25 (p)	30	29
3.95%, 06/01/25	90	85
4.65%, 07/01/26	10	10
4.50%, 03/01/28	100	94
4.75%, 08/15/28	110	106
5.05%, 02/01/30 (p)	180	175
5.45%, 04/01/44	200	171
5.30%, 03/01/48	60	48
5.50%, 08/15/48	150	123
Williams Partners L.P.
6.30%, 04/15/40	70	86
5.10%, 09/15/45	10	11
WPX Energy, Inc.
8.25%, 08/01/23	170	192
5.25%, 10/15/27	50	51
5.88%, 06/15/28	753	787
		16,424
Real Estate 0.9%
Agile Group Holdings Limited
7.75%, (callable at 100 beginning 05/25/25) (n) (o)	200	199
Arbor Realty Trust, Inc.
4.75%, 11/01/22 (c) (h) (i)	2,043	1,960
Central China Real Estate Limited
7.25%, 07/16/24 (o)	200	196
CIFI Holdings (Group) Co. Ltd.
5.38%, (callable at 100 beginning 08/24/22) (n) (o)	200	199
Colliers International Group Inc.
4.00%, 06/01/25 (c) (h) (i)	1,216	1,706
Hannon Armstrong Sustainable Infrastructure Capital, Inc.
0.00%, 08/15/23 (c) (h) (j)	1,216	1,265
Redfin Corporation
1.75%, 07/15/23 (c) (h)	1,673	2,831
Ronshine China Holdings Limited
6.75%, 08/05/24 (o)	200	190
Tricon Residential Inc.
5.75%, 03/31/22 (h)	1,107	1,119
Yuzhou Properties Company Limited
8.30%, 05/27/25 (o)	200	201
		9,866
Consumer Staples 0.9%
Ajecorp B.V.
6.50%, 05/14/22 (o)	150	147
Altria Group, Inc.
4.40%, 02/14/26	40	46
4.80%, 02/14/29	50	59
5.80%, 02/14/39	100	128
6.20%, 02/14/59	330	449
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40	110	128
5.55%, 01/23/49	280	380
4.50%, 06/01/50	170	203
5.80%, 01/23/59	40	57
BAT Capital Corp.
3.56%, 08/15/27	110	119
4.54%, 08/15/47	90	95
Costco Wholesale Corporation
1.38%, 06/20/27	300	307
Cott Holdings Inc.
5.50%, 04/01/25 (i)	40	41
Herbalife Nutrition Ltd.
2.63%, 03/15/24 (c) (h)	2,852	2,863
Kraft Foods Group, Inc.
6.88%, 01/26/39	10	13
5.00%, 06/04/42	30	33
Kraft Heinz Foods Company
3.95%, 07/15/25	13	14
4.25%, 03/01/31 (i)	10	11
5.20%, 07/15/45	50	55

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
4.38%, 06/01/46	60	61
4.88%, 10/01/49 (i)	50	52
5.50%, 06/01/50 (i)	30	34
Lamb Weston Holdings, Inc.
4.88%, 11/01/26 (i)	40	42
Mondelez International, Inc.
1.50%, 05/04/25	300	308
PepsiCo, Inc.
2.63%, 03/19/27	130	143
Philip Morris International Inc.
1.13%, 05/01/23	300	305
Pyxus International, Inc.
10.00%, 08/24/24	97	81
Target Corporation
2.25%, 04/15/25	280	299
The Chefs' Warehouse, Inc.
1.88%, 12/01/24 (c) (h) (i)	1,371	1,085
The Coca-Cola Company
2.60%, 06/01/50	10	10
2.50%, 03/15/51	10	10
The Procter & Gamble Company
3.00%, 03/25/30	40	46
3.55%, 03/25/40	20	24
3.60%, 03/25/50	100	126
Turning Point Brands, Inc.
2.50%, 07/15/24 (c) (h)	1,916	1,701
Walnut Bidco PLC
9.13%, 08/01/24 (o)	200	204
		9,679
Materials 0.4%
Andina Acquisition Corporation
8.20%, 01/31/22 (o)	200	207
Anglo American Capital PLC
3.63%, 09/11/24 (i)	200	215
ArcelorMittal
3.60%, 07/16/24	170	176
6.13%, 06/01/25	60	69
4.55%, 03/11/26	50	53
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (i)	200	189
Braskem Netherlands Finance B.V.
5.88%, 01/31/50 (o)	200	183
C10 Capital (SPV) Limited
4.93%, (3M USD LIBOR + 4.71%), (callable at 100 beginning 12/31/20) (m) (n) (o)	200	169
CSN Islands XII Corp
7.00%, (callable at 100 beginning 12/23/20) (n) (o)	200	174
First Quantum Minerals Ltd
7.50%, 04/01/25 (i)	200	198
Freeport-McMoRan Inc.
4.55%, 11/14/24	10	11
4.63%, 08/01/30	20	21
5.40%, 11/14/34	10	11
5.45%, 03/15/43	290	322
Illuminate Buyer LLC
9.00%, 07/01/28 (i)	235	252
Metinvest B.V.
7.75%, 10/17/29 (o)	200	190
Pretium Resources Inc.
2.25%, 03/15/22 (c) (h)	1,220	1,323
Suzano Austria GmbH
3.75%, 01/15/31 (k)	40	40
UPL Corporation Limited
5.25%, (callable at 100 beginning 02/27/25) (n) (o)	200	189
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (i)	200	150
Yamana Gold Inc.
4.63%, 12/15/27	100	108
		4,250
Utilities 0.2%
AES Gener S.A.
7.13%, 03/26/79 (o)	200	205
Capex SA
6.88%, 05/15/24 (o)	100	84
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (o)	200	203
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (o)	250	204
Enel Finance International SA
6.00%, 10/07/39 (i)	150	202
FirstEnergy Corp.
3.90%, 07/15/27	120	131
7.38%, 11/15/31	660	925
Pacific Gas And Electric Company
2.50%, 02/01/31	60	57
3.30%, 08/01/40	20	18
3.50%, 08/01/50	50	45
PERU LNG
5.38%, 03/22/30 (o)	200	154
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (o)	181	200
		2,428
Total Corporate Bonds And Notes (cost $282,899)		294,483
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.6%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2C-CW1, REMIC, 0.43%, (1M USD LIBOR + 0.14%), 07/25/36 (m)	2,724	2,311
Ajax Mortgage Loan Trust
Series 2018-A-C, 4.36%, 09/25/65 (m)	2,391	2,480
Amerihome Mortgage Company, LLC
Series 2019-B-GT1, REMIC, 4.68%, 11/25/26	1,700	1,519
AMSR 2020-SFR4 Trust
Series 2020-G2-SFR4, REMIC, 4.87%, 11/19/25 (b)	3,700	3,728
Apidos CLO XXIV
Series 2016-DR-24A, 6.07%, (3M USD LIBOR + 5.80%), 10/21/30 (m)	500	435
AREIT Trust
Series 2019-D-CRE3, 2.80%, 07/14/22	350	316
Avis Budget Rental Car Funding (AESOP) LLC
Series 2020-B-2A, 2.96%, 02/20/26	360	363
BAMLL Commercial Mortgage Securities Trust
Series 2019-D-AHT, 2.65%, (1M USD LIBOR + 2.50%), 03/15/21 (m)	569	493
Banc of America Alternative Loan Trust
Series 2007-4A1-1, REMIC, 5.08%, 04/25/37 (m)	1,649	1,665
Series 2007-1A1-2, REMIC, 5.50%, 06/25/37	906	891
Banc of America Funding Trust
Series 2015-9A2-R2, REMIC, 0.45%, 07/28/27 (m)	1,069	947
Bancorp Commercial Mortgage Trust
Series 2018-D-CRE4, 2.25%, (1M USD LIBOR + 2.10%), 09/17/21 (m)	1,250	1,145
Series 2019-D-CRE5, 2.50%, 02/15/22	484	440
Barings CLO Ltd
Series 2018-E-3A, 6.02%, (3M USD LIBOR + 5.75%), 07/20/29 (m)	500	418
BBCMS Trust
Series 2018-E-CBM, 3.70%, (1M USD LIBOR + 3.55%), 07/15/37 (m)	470	374
Benchmark 2018-B4 Mortgage Trust
Series 2018-D-B4, REMIC, 2.96%, 07/17/28 (m)	377	276
Benchmark 2020-B18 Mortgage Trust
Series 2020-AGNE-B18, REMIC, 3.76%, 08/15/25	343	336
BHP Trust
Series 2019-E-BXHP, 2.72%, 08/15/21	188	170
BX Commercial Mortgage Trust
Series 2019-G-IMC, REMIC, 3.75%, (1M USD LIBOR + 3.60%), 04/15/21 (m)	481	371
BX Trust
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29	252	229
BX Trust 2017-APPL
Series 2017-F-APPL, REMIC, 4.40%, (1M USD LIBOR + 4.25%), 07/15/34 (k) (m)	425	406

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Canyon Capital CLO Ltd
Series 2014-DR-1A, 5.77%, (3M USD LIBOR + 5.50%), 01/30/31 (m)	700	561
Carlyle Global Market Strategies CLO Ltd
Series 2014-D-2RA, 5.63%, (3M USD LIBOR + 5.35%), 05/15/31 (m)	1,000	757
Carrington Mortgage Loan Trust
Series 2007-A3-RFC1, REMIC, 0.29%, (1M USD LIBOR + 0.14%), 09/25/36 (m)	2,695	2,422
Cascade MH Asset Trust
Series 2019-M-MH1, REMIC, 5.99%, 10/25/24	4,100	4,110
Castlelake Aircraft Securitization Trust
Series 2018-C-1, 6.63%, 06/15/25 (k)	1,076	484
CF Trust
Series 2019-F-MF1, 3.11%, 08/16/21	505	468
Chenango Park CLO, Ltd
Series 2018-D-1A, 6.08%, (3M USD LIBOR + 5.80%), 04/15/30 (m)	1,000	886
Chevy Chase Funding LLC
Series 2004-B1-2A, REMIC, 0.70%, 05/25/35 (m)	278	225
CHL Mortgage Pass-Through Trust
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	1,415	1,119
CIM Trust
Series 2017-B2-3RR, 10.33%, 01/29/57 (m)	180	170
Series 2016-B2-1RR, REMIC, 6.34%, 07/25/55 (m)	300	281
Series 2016-B2-3RR, REMIC, 6.30%, 02/29/56 (m)	800	751
Series 2016-B2-2RR, REMIC, 6.32%, 02/29/56 (m)	800	761
Citigroup Commercial Mortgage Trust
Series 2018-F-TBR, 3.80%, (1M USD LIBOR + 3.65%), 12/15/36 (m)	524	419
Series 2015-D-GC27, REMIC, 4.57%, 01/10/25 (m)	291	233
Citigroup Commercial Mortgage Trust 2018-C6
Series 2018-D-C6, REMIC, 5.24%, 11/10/51 (m)	350	296
Citigtoup Mortgage Loan Trust
Series 2007-A3A-AHL3, REMIC, 0.21%, (1M USD LIBOR + 0.06%), 08/25/45 (m)	3,333	2,544
Clas Limited
Series 2019-E-1A, 0.00%, 04/15/39 (b) (m)	1,000	386
COMM 2015-CCRE25 Mortgage Trust
Series 2015-C-CC25, REMIC, 4.69%, 08/12/25 (m)	217	214
COMM 2016-CCRE28 Mortgage Trust
Series 2016-D-CR28, REMIC, 4.04%, 12/12/25 (m)	313	278
COMM Mortgage Trust
Series 2018-D-HCLV, 2.33%, (1M USD LIBOR + 2.18%), 09/15/33 (m)	1,000	923
Conseco Finance Corp.
Series 1996-M1-4, REMIC, 7.75%, 06/15/27	228	225
Countrywide Asset-Backed Certificates
Series 2007-1A-BC1, REMIC, 0.29%, (1M USD LIBOR + 0.14%), 05/25/37 (m)	1,666	1,474
Credit Suisse Mortgage Trust
Series 2019-B-RIO, REMIC, 7.15%, (1M USD LIBOR + 7.00%), 12/15/21 (m)	560	503
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.72%, 11/18/25 (m)	344	329
CSAIL Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 5.09%, 05/15/26 (m)	1,000	826
CSMC Trust
Series 2018-A1-RPL7, REMIC, 4.00%, 09/25/21	1,695	1,679
Series 2017-F-CHOP, REMIC, 4.50%, (1M USD LIBOR + 4.35%), 07/15/32 (m)	880	639
CWABS Asset-Backed Certificates Trust
Series 2006-1A-12, REMIC, 0.41%, (1M USD LIBOR + 0.13%), 12/25/36 (k) (m)	335	308
CWABS, Inc.
Series 2003-3A-2, REMIC, 0.64%, (1M USD LIBOR + 0.50%), 08/26/33 (m)	117	108
CWMBS, Inc.
Series 2005-2A1-9, REMIC, 0.59%, (1M USD LIBOR + 0.44%), 05/25/35 (m)	17	14
Dividend Solar Loans LLC
Series 2019-A-1, 3.67%, 07/20/31	230	225
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 6.03%, (3M USD LIBOR + 5.75%), 08/15/31 (i) (m)	500	440
FMC GMSR Issuer Trust
Series 2019-B-GT1, 5.66%, 05/25/26 (k) (m)	3,000	2,760
Ford Credit Floorplan Master Owner Trust A
Series 2018-A-4, 4.06%, 11/15/28	260	292
Fountainbleu Miami Beach Trust Class H
Series 2019-H-FBLU, 4.09%, 12/12/24	99	81
Gilbert Park CLO Ltd
Series 2017-1A-E, 6.68%, (3M USD LIBOR + 6.40%), 10/15/30 (m)	500	460
Granite Point Mortgage Trust Inc.
Series 2018-D-FL1, REMIC, 3.12%, (1M USD LIBOR + 2.95%), 04/19/21 (m)	246	227
GreenPoint Mortgage Funding, Inc.
Series 2005-2A1-AR5, REMIC, 0.71%, (1M USD LIBOR + 0.56%), 11/25/45 (m)	455	318
GS Mortgage Securities Corp Trust
Series 2018-C-SRP5, REMIC, 3.90%, (1M USD LIBOR + 3.75%), 06/15/21 (m)	718	395
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28	1,000	694
GS Mortgage Securities Trust
Series 2014-D-GC26, REMIC, 4.66%, 11/10/47 (m)	571	344
GSAA Home Equity Trust
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	1,949	1,418
Hawaii Hotel Trust
Series 2019-F-MAUI, REMIC, 2.90%, (1M USD LIBOR + 2.75%), 05/17/21 (m)	493	417
Hertz Vehicle Financing II LP
Series 2017-C-1A, 5.27%, 10/25/20	250	243
Highbridge Loan Management Ltd
Series 2013-DR-2A, 6.87%, (3M USD LIBOR + 6.60%), 10/22/29 (m)	500	423
Homeward Opportunities Fund Trust 2020-BPL1
Series 2020-A2-BPL1, 5.44%, 08/25/23 (k)	3,000	3,000
Horizon Aircraft Finance I Limited
Series 2018-C-1, 6.66%, 12/15/25	890	409
Hospitality Investors Trust, Inc.
Series 2019-G-HIT, 4.05%, (1M USD LIBOR + 3.90%), 11/15/21 (m)	404	324
HPS Loan Management, Ltd.
Series 13A-E-18, 5.78%, (3M USD LIBOR + 5.50%), 10/15/30 (m)	900	805
Series 6A-DR-2015, 5.35%, (3M USD LIBOR + 5.10%), 02/05/31 (i) (m)	1,000	813
IndyMac ABS, Inc.
Series 2005-M2-C, REMIC, 0.90%, (1M USD LIBOR + 0.75%), 10/25/35 (k) (m)	320	302
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-F-MFP, 3.15%, (1M USD LIBOR + 3.00%), 07/15/21 (m)	582	539
Series 2019-C-UES, 4.34%, 05/07/24	83	82
Series 2019-D-UES, 4.60%, 05/07/24 (m)	85	83
Series 2019-E-UES, 4.60%, 05/07/24 (m)	99	95
Series 2019-F-UES, 4.60%, 05/07/24 (m)	104	98
Series 2019-G-UES, 4.60%, 05/07/24 (m)	114	103
Series 2011-E-C3, REMIC, 5.85%, 03/17/21 (m)	334	105
Series 2011-D-C5, REMIC, 5.61%, 09/17/21 (m)	1,650	1,380
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-Mfp
Series 2019-G-MFP, REMIC, 4.20%, (1M USD LIBOR + 4.05%), 07/15/21 (m)	347	311
Interest Only, Series 2019-XG-MFP, REMIC, 0.50%, 07/15/36 (m)	347	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
J.P. Morgan Mortgage Trust
Series 2007-3A4-A1, REMIC, 3.46%, 07/25/35 (m)	1,352	1,230
JetBlue 2019-1 Class B Pass Through Trust
Series 2019-B-1, 8.00%, 11/15/27	1,000	1,033
JPMBB Commercial Mortgage Securities Trust
Series 2014-E-C23, REMIC, 3.36%, 10/18/24	650	398
Keycorp Student Loan Trust
Series 2005-2C-A, 1.53%, (3M USD LIBOR + 1.30%), 12/27/38 (m)	355	320
LCM XVII Limited Partnership
Series ER-17A, 6.28%, (3M USD LIBOR + 6.00%), 10/15/31 (m)	500	398
LCM XX Limited Partnership
Series ER-20A, 5.72%, (3M USD LIBOR + 5.45%), 10/20/27 (m)	500	403
Legacy Mortgage Asset Trust
Series 2019-A2-GS3, REMIC, 4.25%, 04/25/21 (k)	4,700	4,662
Series 2019-A2-GS7, REMIC, 4.50%, 10/25/21 (k)	4,100	3,917
Series 2018-A1-GS3, REMIC, 4.00%, 06/25/58 (k)	2,551	2,489
Lehman ABS Corporation
Series 2003-M3-HE1, REMIC, 5.40%, (1M USD LIBOR + 5.25%), 01/15/33 (m)	2,152	2,076
Lehman Mortgage Trust
Series 2006-1A6-5, REMIC, 0.65%, (1M USD LIBOR + 0.50%), 09/25/36 (m)	1,075	487
Lehman Mortgage Trust 2007-2
Series 2007-2A1-2, REMIC, 0.46%, (1M USD LIBOR + 0.31%), 03/25/37 (m)	11,574	1,369
Interest Only, Series 2007-2A13-2, REMIC, 6.54%, (6.69% - (1M USD LIBOR * 1)), 03/25/37 (m)	11,545	3,895
LHOME Mortgage Trust
Series 2019-M-RTL2, 6.05%, 03/25/22 (k)	3,000	2,877
Loandepot GMSR Trust
Series 2018-A-GT1, 2.95%, (1M USD LIBOR + 2.80%), 10/16/23 (m)	2,000	1,930
Madison Park Funding XIV, Ltd.
Series 2014-ER-14A, 6.06%, (3M USD LIBOR + 5.80%), 10/22/30 (m)	500	435
Madison Park Funding XLV Ltd
Series 2020-E-45A, 7.67%, (3M USD LIBOR + 7.40%), 07/15/31 (m)	500	494
Madison Park Funding XXII, Ltd.
Series 2016-ER-22A, 6.98%, (3M USD LIBOR + 6.70%), 01/15/33 (m)	500	456
Mello Warehouse Securitization Trust
Series 2019-G-1, REMIC, 5.65%, (1M USD LIBOR + 5.50%), 05/14/21 (m)	1,500	1,555
Series 2019-F-2, REMIC, 3.40%, (1M USD LIBOR + 3.25%), 10/25/21 (m)	1,300	1,263
MFA Trust
Series 2017-A1-NPL1, 3.35%, 11/25/20 (k)	994	993
Mill City Solar Loan Ltd
Series 2019-A-1A, 4.34%, 11/20/28	221	229
Morgan Stanley
Series 2006-A1-13AX, REMIC, 0.33%, (1M USD LIBOR + 0.18%), 10/25/36 (m)	5,158	2,150
Morgan Stanley Capital Barclays Bank Trust 2016-MART
Series 2016-D-MART, REMIC, 3.31%, 09/15/21	241	230
Morgan Stanley Capital I Trust
Series 2007-C-IQ15, REMIC, 6.35%, 03/11/23 (m)	268	258
Mosaic Solar Loan Trust 2020-1
Series 2020-R-1A, 0.00%, 04/20/46	2,900	1,101
Motel 6 Trust
Series 2017-F-MTL6, REMIC, 4.40%, (1M USD LIBOR + 4.25%), 08/15/34 (m)	520	502
Myers Park CLO, Ltd.
Series 2018-E-1A, 5.77%, (3M USD LIBOR + 5.50%), 10/21/30 (m)	1,000	885
Natixis Commercial Mortgage Securities Trust
Series 2019-D-FAME, 4.54%, 08/15/24	520	509
Series 2019-E-FAME, 4.54%, 08/15/24	370	312
Navient Private Education Refi Loan Trust
Series 2020-B-A, REMIC, 3.16%, 11/15/68	200	207
Neuberger Berman CLO XXIII, Ltd.
Series 2016-ER-23A, 6.02%, (3M USD LIBOR + 5.75%), 10/18/27 (i) (m)	500	451
New Residential Mortgage Loan Trust 2019-NQM3
Series 2019-B1-NQM3, REMIC, 4.65%, 07/25/49	4,886	4,851
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-5A1-AR1, REMIC, 0.69%, (1M USD LIBOR + 0.54%), 02/25/36 (k) (m)	8,273	2,376
Series 2006-A5-WF1, REMIC, 6.26%, 06/25/36 (k)	3,539	1,626
NovaStar Mortgage Funding Trust
Series 2006-A2C-3, REMIC, 0.34%, (1M USD LIBOR + 0.16%), 10/25/36 (m)	4,219	3,022
Octagon Investment Partners 20, Ltd.
Series 2019-E-4A, 6.91%, (3M USD LIBOR + 6.65%), 05/12/31 (m)	500	445
Octagon Investment Partners XVI, Ltd.
Series 2013-ER-1A, 6.02%, (3M USD LIBOR + 5.75%), 07/17/30 (m)	500	426
Series 2013-SUB-1A, REMIC, 2.97%, 07/17/30 (i) (m)	1,500	321
Pioneer Aircraft Finance Ltd
Series 2019-C-1, 6.90%, 06/15/26	903	411
Pretium Mortgage Credit Partners I 2019-NPL2 LLC
Series 2019-A2-NPL2, REMIC, 5.93%, 04/27/22 (k)	1,000	1,000
Radnor Ltd
Series 2020-M1C-1, 1.90%, (1M USD LIBOR + 1.75%), 02/25/30 (i) (m)	550	514
RBSSP Resecuritization Trust
Series 2010-6A2-4, REMIC, 5.83%, 02/26/36 (k)	383	387
Residential Asset Mortgage Products, Inc.
Series 2006-M1-RZ3, REMIC, 0.50%, (1M USD LIBOR + 0.35%), 08/25/36 (m)	350	318
RFMSI Trust
Series 2006-1A2-S10, REMIC, 6.00%, 10/25/36	1,375	1,270
SoFi Professional Loan Program 2018-C Trust
Series 2018-R1-C, REMIC, 0.00%, 01/25/48 (b)	50	1,856
SoFi Professional Loan Program LLC
Series 2016-R-F, 0.00%, 02/27/40 (e) (m)	100	923
Series 2018-R1-A, 0.00%, 02/25/42 (e) (i) (m)	21	1,019
Series 2018-R2-A, 0.00%, 02/25/42 (e) (m)	6	302
Series 2019-R1-B, 0.00%, 08/17/48 (e) (m)	43	1,394
Sonic Capital LLC
Series 2020-A2I-1A, REMIC, 3.85%, 01/20/27	398	421
Spruce Hill Mortgage Loan Trust
Series 2020-B2-SH1, REMIC, 4.68%, 02/25/24	1,200	1,069
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-2A2-19, REMIC, 3.64%, 01/25/35 (m)	1,682	1,643
THL Credit Wind River CLO Ltd
Series 2018-E-2A, 6.02%, (3M USD LIBOR + 5.75%), 07/15/30 (m)	500	424
Series 2014-ER2-3A, 6.48%, (3M USD LIBOR + 6.22%), 10/22/31 (m)	500	384
Tricon American Homes 2020-SFR1
Series 2020-F-SFR1, REMIC, 4.88%, 07/17/26	5,000	5,397
TVC Mortgage Trust
Series 2020-M-RTL1, 5.19%, 09/25/22 (k)	2,400	2,008
UBS Commercial Mortgage Trust 2018-C9
Series 2018-C-C9, REMIC, 5.05%, 03/17/28 (m)	353	329
US Airways, Inc.
Series 2012-B-2, 6.75%, 06/03/21	1,138	1,061
Velocity Commercial Capital Loan Trust
Series 2018-M4-2, 5.32%, 03/25/26	542	557
Series 2018-M5-2, 6.36%, 06/25/26	231	214
Series 2018-M6-2, 7.05%, 08/25/27	853	640
Series 2019-M4-1, REMIC, 4.61%, 03/25/27	790	726
Series 2019-M5-1, REMIC, 5.70%, 08/25/27	331	283

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Series 2019-M6-1, REMIC, 6.79%, 08/25/28	951	767
Velocity Commercial Capital Loan Trust 2020-1
Series 2020-A-MC1, REMIC, 4.50%, 06/25/23	3,074	3,030
Venture XX CLO Ltd
Series 2015-CR-20A, 2.18%, (3M USD LIBOR + 1.90%), 04/15/27 (m)	1,000	963
Voya CLO Ltd
Series 2019-E-2A, 6.87%, (3M USD LIBOR + 6.60%), 07/20/32 (m)	500	463
Wells Fargo Commercial Mortgage Trust
Series 2016-D-C33, 3.12%, 03/17/26	470	361
Series 2015-D-NXS4, REMIC, 3.82%, 11/18/25 (m)	293	234
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (i) (k)	868	729
Total Non-U.S. Government Agency Asset-Backed Securities (cost $156,057)		144,571
GOVERNMENT AND AGENCY OBLIGATIONS 9.9%
Sovereign 4.3%
Abu Dhabi, Government of
4.13%, 10/11/47 (i)	360	453
3.13%, 09/30/49 (i)	600	643
Cabinet of Ministers of Ukraine
7.25%, 03/15/33 (i)	350	321
Commonwealth of Australia
3.00%, 03/21/47, AUD (o)	1,960	1,799
Ghana, Government of
8.95%, 03/26/51 (i)	250	215
Gobierno de la Provincia de Buenos Aires
0.00%, 06/15/27 (a) (i) (q)	310	120
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 11/23/34 - 11/13/42, MXN	113,860	5,580
8.00%, 11/07/47, MXN	75,340	3,765
International Bank for Reconstruction and Development
8.40%, 10/12/21, IDR	2,900,000	201
Kuwait, Government of
3.50%, 03/20/27 (i)	200	224
Ministry of Finance of the Russian Federation
7.75%, 09/16/26, RUB	20,050	286
7.95%, 10/07/26, RUB	20,060	289
8.15%, 02/03/27, RUB	152,933	2,220
6.00%, 10/06/27, RUB	32,050	415
7.05%, 01/19/28, RUB	124,715	1,713
6.90%, 05/23/29, RUB	168,970	2,294
7.65%, 04/10/30, RUB	29,130	415
7.70%, 03/23/33 - 03/16/39, RUB	264,026	3,847
7.25%, 05/10/34, RUB	91,690	1,273
Presidence de la Republique de Cote d'Ivoire
6.13%, 06/15/33 (i)	200	187
Presidencia Da Republica Federativa Do Brasil
4.25%, 01/07/25	210	225
10.00%, 01/01/23 - 01/01/27, BRL	6,875	1,370
5.00%, 01/27/45	830	825
Presidencia De La Nacion
1.00%, 07/09/29	95	43
0.13%, 07/09/30 - 01/09/38 (k)	1,966	781
Presidencia de la Republica Dominicana
6.40%, 06/05/49 (i)	200	199
5.88%, 01/30/60 (i)	210	196
Segretariato Generale Della Presidenza Della Repubblica
3.85%, 09/01/49, EUR (o)	1,890	3,274
South Africa, Parliament of
4.30%, 10/12/28	670	623
6.25%, 03/31/36, ZAR	24,286	945
The Arab Republic of Egypt
5.75%, 05/29/24 (i)	280	287
The Central People's Government of the People's Republic of China
3.38%, 11/21/24, CNH	500	76
3.31%, 11/30/25, CNY	2,000	301
3.48%, 06/29/27, CNH	4,000	616
4.29%, 05/22/29, CNH	1,000	163
The Republic of Indonesia, The Government of
7.00%, 05/15/22 - 09/15/30, IDR	55,550,000	3,786
9.00%, 03/15/29, IDR	10,524,000	796
6.50%, 02/15/31, IDR	1,694,000	111
8.25%, 05/15/29 - 05/15/36, IDR	32,866,000	2,402
8.38%, 09/15/26 - 04/15/39, IDR	27,203,000	1,960
7.38%, 05/15/48, IDR	433,000	29
		45,268
Collateralized Mortgage Obligations 2.9%
Federal Home Loan Mortgage Corporation
Interest Only, Series S7-286, 5.95%, (6.10% - (1M USD LIBOR * 1)), 10/15/42 (m)	5,577	1,029
Series 2017-B1-DNA2, REMIC, 5.30%, (1M USD LIBOR + 5.15%), 10/25/29 (m)	680	692
Series SW-4170, REMIC, 3.90%, (4.05% - (1M USD LIBOR * 1)), 01/15/33 (m)	2,030	2,081
Interest Only, Series SG-3972, REMIC, 5.75%, (5.90% - (1M USD LIBOR * 1)), 12/15/41 (m)	7,739	1,436
Series MS-4096, REMIC, 2.48%, (2.57% - (1M USD LIBOR * 0.57)), 08/15/42 (m)	1,080	1,011
Series SJ-4141, REMIC, 4.57%, (4.80% - (1M USD LIBOR * 1.5)), 12/15/42 (m)	885	892
Series ST-4666, REMIC, 6.73%, (7.00% - (1M USD LIBOR * 1.75)), 12/15/42 (m)	1,146	1,218
Federal National Mortgage Association, Inc.
Series 2015-2M2-C03, 5.15%, (1M USD LIBOR + 5.00%), 07/25/25 (m)	53	54
Series 2015-HZ-23, 3.00%, 04/25/45	295	322
Series 2017-1M2-C07, REMIC, 2.55%, (1M USD LIBOR + 2.40%), 05/28/30 (m)	270	264
Series 2018-1B1-C06, REMIC, 3.90%, (1M USD LIBOR + 3.75%), 03/25/31 (m)	340	311
Series 2020-1M2-R01, REMIC, 2.20%, (1M USD LIBOR + 2.05%), 01/25/40 (m)	400	389
Series 2012-GS-125, REMIC, 2.54%, (2.63% - (1M USD LIBOR * 0.57)), 11/25/42 (m)	3,025	2,952
Series 2012-US-137, REMIC, 5.21%, (5.40% - (1M USD LIBOR * 1.2)), 12/25/42 (m)	3,069	3,114
Series 2013-CS-15, REMIC, 5.27%, (5.46% - (1M USD LIBOR * 1.2)), 03/25/43 (m)	226	228
Series 2013-NS-26, REMIC, 5.21%, (5.40% - (1M USD LIBOR * 1.2)), 04/25/43 (m)	1,428	1,477
Series 2013-CS-59, REMIC, 3.84%, (4.00% - (1M USD LIBOR * 1)), 06/25/43 (m)	3,132	3,132
Interest Only, Series 2018-SA-54, REMIC, 6.10%, (6.25% - (1M USD LIBOR * 1)), 08/25/48 (m)	5,198	997
Government National Mortgage Association
Interest Only, Series 2018-SA-111, 4.39%, (4.55% - (1M USD LIBOR * 1)), 08/20/48 (m)	8,640	970
Interest Only, Series 2013-SA-195, REMIC, 2.52%, 01/20/42 (m)	8,896	396
Interest Only, Series 2015-MS-80, REMIC, 6.09%, (6.25% - (1M USD LIBOR * 1)), 06/20/45 (m)	4,545	1,036
Series 2016-UZ-163, REMIC, 3.00%, 11/20/46	1,290	1,290
Interest Only, Series 2018-HS-97, REMIC, 6.04%, (6.20% - (1M USD LIBOR * 1)), 07/20/48 (m)	646	100
Interest Only, Series 2018-SD-91, REMIC, 6.04%, (6.20% - (1M USD LIBOR * 1)), 07/20/48 (m)	4,782	727
Interest Only, Series 2018-SH-105, REMIC, 6.09%, (6.25% - (1M USD LIBOR * 1)), 08/20/48 (m)	4,435	688
Interest Only, Series 2018-SK-124, REMIC, 6.04%, (6.20% - (1M USD LIBOR * 1)), 09/20/48 (m)	4,732	783
Interest Only, Series 2018-SA-166, REMIC, 5.99%, (6.15% - (1M USD LIBOR * 1)), 12/20/48 (m)	8,130	1,207
Interest Only, Series 2019-SH-92, REMIC, 5.94%, (6.10% - (1M USD LIBOR * 1)), 07/20/49 (m)	5,613	770
Interest Only, Series 2020-BS-112, REMIC, 6.09%, (6.25% - (1M USD LIBOR * 1)), 08/20/50 (m)	6,000	1,156
		30,722

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
U.S. Treasury Bond 1.2%
Treasury, United States Department of
2.00%, 02/15/50	610	690
1.25%, 05/15/50 (c)	10,390	9,845
1.38%, 08/15/50	2,020	1,977
		12,512
Mortgage-Backed Securities 0.6%
Federal Home Loan Mortgage Corporation
REMIC, 2.54%, (2.63% - (1M USD LIBOR * 0.57)), 10/15/42 (m)	644	598
REMIC, 3.40%, (1M USD LIBOR + 3.25%), 07/26/49 (m)	1,400	1,296
Federal National Mortgage Association, Inc.
3.26%, 01/01/28	1,500	1,723
3.40%, 03/01/30	1,500	1,766
3.24%, 01/01/33	1,206	1,416
		6,799
U.S. Treasury Note 0.5%
Treasury, United States Department of
0.50%, 04/30/27 (c)	790	794
0.50%, 06/30/27	510	512
0.38%, 07/31/27 - 09/30/27	2,720	2,703
0.63%, 05/15/30 - 08/15/30	1,000	997
		5,006
Commercial Mortgage-Backed Securities 0.2%
Federal National Mortgage Association, Inc.
Interest Only, Series 2020-X9-M10, REMIC, 0.96%, 12/25/27 (m)	19,540	894
Interest Only, Series 2019-2XA-M24, REMIC, 1.28%, 03/25/31 (m)	4,498	450
Interest Only, Series 2020-X4-M10, REMIC, 1.00%, 07/25/32 (m)	14,971	1,193
		2,537
Municipal 0.2%
Detroit, City of
4.00%, 04/01/44	60	49
Illinois, State of
5.10%, 06/01/33	250	253
New Jersey Transportation Trust Fund Authority
4.13%, 06/15/42	170	162
Public Buildings Authority
0.00%, 07/01/42 (a) (q)	490	342
Puerto Rico Sales Tax Financing Corporation (COFINA)
0.00%, 07/01/24 - 07/01/51 (j)	660	222
4.50%, 07/01/34	23	24
4.33%, 07/01/40	119	121
4.55%, 07/01/40	12	12
4.54%, 07/01/53	4	4
4.75%, 07/01/53	86	89
4.78%, 07/01/58	48	50
5.00%, 07/01/58	217	229
Puerto Rico, Commonwealth of
0.00%, 07/01/35 (a) (q)	985	625
The Regents of the University of California
3.71%, 05/15/20	20	21
		2,203
U.S. Treasury Inflation Indexed Securities 0.0%
Treasury, United States Department of
1.00%, 02/15/49 (r)	206	287
Total Government And Agency Obligations (cost $100,898)		105,334
SENIOR FLOATING RATE INSTRUMENTS 1.8%
Information Technology 0.4%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6M USD LIBOR + 3.50%), 04/26/24 (m)	98	92
USD 1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 04/26/24 (m)	38	36
Avaya, Inc.
2018 Term Loan B, 4.40%, (3M USD LIBOR + 4.25%), 12/14/24 (m)	80	80
Term Loan, 0.00%, (3M USD LIBOR + 4.25%), 12/15/27 (m) (s)	100	97
Castle US Holding Corporation
USD Term Loan B, 3.97%, (3M USD LIBOR + 3.75%), 02/28/27 (m)	199	191
Colorado Buyer Inc
Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 03/15/24 (m)	161	138
Cvent, Inc.
1st Lien Term Loan, 3.90%, (1M USD LIBOR + 3.75%), 11/30/24 (m)	219	197
Dell International LLC
2019 Term Loan B, 2.75%, (1M USD LIBOR + 2.00%), 09/11/25 (m)	257	256
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 3.72%, (3M USD LIBOR + 3.50%), 07/24/24 (m)	312	266
Mitchell International, Inc.
2017 2nd Lien Term Loan, 7.40%, (1M USD LIBOR + 7.25%), 12/01/25 (m)	330	312
Playtika Holding Corp
Term Loan B, 0.00%, (3M USD LIBOR + 6.00%), 12/03/24 (m) (s)	60	60
Refinitiv US Holdings Inc.
2018 USD Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 09/12/25 (m)	2,472	2,445
Tibco Software Inc.
2020 2nd Lien Term Loan, 7.40%, (1M USD LIBOR + 7.25%), 02/14/28 (m)	75	73
Western Digital Corporation
2018 Term Loan B4, 1.91%, (1M USD LIBOR + 1.75%), 04/29/23 (m)	248	246
		4,489
Consumer Discretionary 0.4%
Advantage Sales & Marketing, Inc.
New 1st Lien Term Loan, 0.00%, (3M USD LIBOR + 3.25%), 07/23/21 (m) (s)	2,515	2,469
Alterra Mountain Company
Term Loan B1, 2.90%, (1M USD LIBOR + 2.75%), 06/28/24 (m)	30	28
American Tire Distributors Holdings, Inc.
2015 Term Loan, 8.50%, (3M USD LIBOR + 7.50%), 10/01/21 (m)	49	41
2015 Term Loan, 8.50%, (1M USD LIBOR + 7.50%), 10/01/21 (m)	397	336
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 12/23/24 (m)	117	109
CityCenter Holdings, LLC
2017 Term Loan B, 3.00%, (1M USD LIBOR + 2.25%), 04/14/24 (m)	39	37
Dhanani Group Inc.
2018 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 06/22/25 (m)	40	38
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3M USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (m)	110	98
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 1.90%, (1M USD LIBOR + 1.75%), 10/25/23 (m)	61	59
McGraw-Hill Global Education Holdings, LLC
2016 Term Loan B, 5.00%, (3M USD LIBOR + 4.00%), 05/04/22 (m)	978	817
Michaels Stores, Inc.
2018 Term Loan B, 3.50%, (1M USD LIBOR + 2.50%), 01/01/23 (m)	15	15
2018 Term Loan B, 3.56%, (1M USD LIBOR + 2.50%), 01/01/23 (m)	10	9
2018 Term Loan B, 3.57%, (3M USD LIBOR + 2.50%), 01/01/23 (m)	9	9
2018 Term Loan B, 0.00%, (3M USD LIBOR + 3.50%), 09/17/27 (m) (s)	30	29
Milano Acquisition Corp
Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 08/17/27 (m) (s)	90	89
Scientific Games International, Inc.
2018 Term Loan B5, 2.90%, (1M USD LIBOR + 2.75%), 08/14/24 (m)	21	20

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
2018 Term Loan B5, 3.61%, (6M USD LIBOR + 2.75%), 08/14/24 (m)	87	81
		4,284
Communication Services 0.4%
Altice France S.A.
USD Term Loan B12, 3.84%, (1M USD LIBOR + 3.69%), 01/31/26 (m)	78	75
Cengage Learning, Inc.
2016 Term Loan B, 5.25%, (3M USD LIBOR + 4.25%), 06/07/23 (m)	1,551	1,292
Charter Communications Operating, LLC
2019 Term Loan B1, 1.91%, (1M USD LIBOR + 1.75%), 04/30/25 (m)	141	139
Gray Television, Inc.
2017 Term Loan B, 2.41%, (3M USD LIBOR + 2.25%), 02/28/24 (m)	178	174
2018 Term Loan C, 2.66%, (1M USD LIBOR + 2.50%), 10/30/25 (m)	116	114
GTT Communications, Inc.
2018 USD Term Loan B, 2.97%, (3M USD LIBOR + 2.75%), 04/27/25 (m)	98	84
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 3.60%, (3M USD LIBOR + 5.50%), 07/28/21 (m)	12	13
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (m)	164	164
Level 3 Financing Inc.
2019 Term Loan B, 1.90%, (1M USD LIBOR + 1.75%), 03/01/27 (m)	108	104
Rentpath, Inc.
2017 Term Loan, 0.00%, 12/17/21 (a) (q)	2,242	1,582
2020 DIP Term Loan, 8.00%, (1M USD LIBOR + 7.00%), 12/31/48 (b) (m)	105	96
Univision Communications Inc.
2020 Replacement Term Loan, 4.75%, (1M USD LIBOR + 3.75%), 03/15/26 (m)	159	154
Virgin Media Bristol LLC
USD Term Loan N, 2.65%, (1M USD LIBOR + 2.50%), 10/03/27 (m)	45	44
		4,035
Financials 0.2%
Asurion LLC
2018 Term Loan B7, 3.15%, (1M USD LIBOR + 3.00%), 11/15/24 (m)	49	48
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 3.14%, (1M USD LIBOR + 3.00%), 06/26/25 (m)	29	28
Gulf Finance, LLC
Term Loan B, 6.25%, (1M USD LIBOR + 5.25%), 08/25/23 (m)	266	186
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 5.00%, (3M USD LIBOR + 4.00%), 11/21/24 (m)	137	134
Jane Street Group, LLC
2020 Term Loan, 3.16%, (1M USD LIBOR + 3.00%), 01/31/25 (m)	30	29
TKC Holdings, Inc.
2017 1st Lien Term Loan, 4.75%, (6M USD LIBOR + 3.75%), 02/08/23 (m)	272	254
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 0.00%, (3M USD LIBOR + 7.00%), 02/28/25 (m) (s)	31	30
2020 Super Priority Term Loan, 8.00%, (3M USD LIBOR + 7.00%), 02/28/25 (m)	68	65
2019 Term Loan, 6.07%, (3M USD LIBOR + 5.00%), 03/18/26 (m)	108	81
VFH Parent LLC
2019 Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 03/02/26 (m)	8	8
Zephyrus Capital Aviation Partners 2018-1 LLC
Term Loan, 4.61%, 10/15/38	1,150	1,030
		1,893
Health Care 0.1%
Air Methods Corporation
2017 Term Loan B, 4.50%, (3M USD LIBOR + 3.50%), 04/12/24 (m)	400	349
Athenahealth, Inc.
2019 Term Loan B, 4.63%, (1M USD LIBOR + 4.50%), 01/25/26 (m)	—	—
2019 Term Loan B, 4.75%, (3M USD LIBOR + 4.50%), 01/25/26 (m)	20	19
Bausch Health Companies Inc.
2018 Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 05/19/25 (m)	25	24
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3M USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (m)	77	76
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.90%, (3M USD LIBOR + 3.75%), 09/27/25 (m)	27	20
Global Medical Response, Inc.
2017 Term Loan B2, 5.25%, (3M USD LIBOR + 4.25%), 09/26/24 (m)	94	91
Jaguar Holding Company II
2018 Term Loan , 3.50%, (1M USD LIBOR + 2.50%), 08/18/22 (m)	145	144
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 06/07/23 (m)	315	310
Phoenix Guarantor Inc.
2020 Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 03/05/26 (m)	30	29
Radiology Partners Inc
2018 1st Lien Term Loan B, 5.29%, (1Y USD LIBOR+ 4.25%), 06/28/25 (m)	77	74
2018 1st Lien Term Loan B, 5.99%, (3M USD LIBOR + 4.25%), 06/28/25 (m)	90	86
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 11/09/25 (m)	88	85
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1M USD LIBOR + 2.75%), 01/12/24 (m)	302	252
		1,559
Consumer Staples 0.1%
BI-LO Holding LLC
Exit Term Loan B, 9.00%, (1M USD LIBOR + 8.00%), 05/31/24 (m)	422	421
Kronos Acquisition Holdings Inc.
2015 Term Loan B, 5.00%, (3M USD LIBOR + 4.00%), 08/26/22 (m)	234	233
Reynolds Consumer Products LLC
Term Loan, 1.90%, (1M USD LIBOR + 1.75%), 01/30/27 (m)	25	25
		679
Industrials 0.1%
Minotaur Acquisition, Inc.
Term Loan B, 5.15%, (1M USD LIBOR + 5.00%), 02/27/26 (m)	291	277
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.25%, (3M USD LIBOR + 3.25%), 12/31/22 (m)	46	46
2019 Term Loan B1, 4.25%, (1Y USD LIBOR+ 3.25%), 12/31/22 (m)	47	46
2019 Term Loan B1, 4.25%, (1M USD LIBOR + 3.25%), 12/31/22 (m)	51	50
Titan Acquisition Limited
2018 Term Loan B, 3.36%, (3M USD LIBOR + 3.00%), 03/16/25 (m)	145	136
		555
Energy 0.1%
Granite Holdings US Acquisition Co.
Term Loan B, 5.47%, (3M USD LIBOR + 5.25%), 09/23/26 (m)	158	150
Lower Cadence Holdings LLC
Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 05/10/26 (m)	119	109
McDermott Technology Americas Inc
2020 Make Whole Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 06/28/24 (b) (m)	7	7
2020 Take Back Term Loan, 4.15%, (1M USD LIBOR + 4.00%), 06/30/25 (m)	362	270
		536

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Materials 0.0%
Berry Global, Inc.
Term Loan W, 2.16%, (1M USD LIBOR + 2.00%), 10/01/22 (m)	77	76
Term Loan X, 2.16%, (3M USD LIBOR + 2.00%), 01/19/24 (m)	44	43
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 5.25%, (3M USD LIBOR + 4.25%), 06/30/22 (m)	29	28
Solenis Holdings LLC
2018 1st Lien Term Loan, 4.15%, (1M USD LIBOR + 4.00%), 12/18/25 (m)	—	—
2018 1st Lien Term Loan, 4.26%, (3M USD LIBOR + 4.00%), 06/26/25 - 12/18/25 (m)	179	174
2018 2nd Lien Term Loan, 8.76%, (3M USD LIBOR + 8.50%), 06/18/26 (m)	65	60
Vantage Specialty Chemicals Inc.
Term Loan, 0.00%, (3M USD LIBOR + 3.50%), 10/20/24 (m) (s)	90	81
		462
Total Senior Floating Rate Instruments (cost $19,487)		18,492
OTHER EQUITY INTERESTS 1.2%
Consumer Discretionary 1.2%
Altaba Inc. (a) (b) (t)	575	13,003
Total Other Equity Interests (cost $25,898)		13,003
PREFERRED STOCKS 0.7%
Information Technology 0.4%
Sabre Corporation, 6.50%, 09/01/23 (a) (c) (h)	3	303
Samsung Electronics Co. Ltd.	95	4,083
		4,386
Financials 0.2%
Itau Unibanco Holding S.A. (h)	340	1,366
Consumer Discretionary 0.1%
Porsche Automobil Holding SE (h)	17	1,040
Real Estate 0.0%
Pebblebrook Hotel Trust - Series E, 6.38%, (callable at 25 beginning 11/12/20) (n)	8	179
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63%, (callable at 25 beginning 06/22/25) (n)	5	153
Total Preferred Stocks (cost $6,257)		7,124
WARRANTS 0.1%
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (b)	83	6
B. Riley Principal Merger Corp. II (a)	7	9
CC Neuberger Principal Holdings I (a)	24	42
CF Finance Acquisition Corp. (a)	110	108
CHP Merger Corp. (a)	9	12
Churchill Capital Corp II (a)	6	12
Churchill Capital Corp III (a)	1	3
CIIG Merger Corp. (a)	43	37
DMY Technology Group, Inc. (a)	7	22
Fintech Acquisition Corp. III (a)	35	55
Flying Eagle Acquisition Corp. (a)	1	2
Foley Trasimene Acquisition Corp. (a)	5	12
Fortress Value Acquisition Corp. (a)	13	42
Fusion Acquisition Corp. (a)	40	44
Galileo Acquisition Corp. (a)	61	38
Gigcapital2 Inc. (a)	36	32
Gigcapital3, Inc. (a)	11	7
Gores Holdings IV, Inc. (a)	1	2
Grid Dynamics Holdings, Inc. (a)	12	19
GS Acquisition Holdings Corp II (a)	1	3
Hennessy Capital Acquisition Corp. IV (a)	56	129
International General Insurance Holdings Ltd. (a)	135	75
Jaws Acquisition Corp. (a)	4	9
Juniper Industrial Holdings, Inc. (a)	83	144
Kaixin Auto Holdings (a)	65	1
Kensington Capital Acquisition Corp. (a)	9	39
KLDiscovery (a)	47	14
LGL Systems Acquisition Corp. (a)	46	50
Longview Acquisition Corp. (a)	28	27
Merida Merger Corp. I (a)	64	33
Monocle Acquisition Corporation (a)	15	7
Panacea Acquisition Corp. (a)	1	2
Pershing Square Tontine Holdings, Ltd. (a)	—	3
Pivotal Investment Corporation II (a)	42	155
Proptech Acquisition Corporation (a)	20	34
Software Acquisition Group Inc. (a)	16	14
Thunder Bridge Acquisition II, Ltd (a)	25	35
Trebia Acquisition Corp. (a)	31	46
Tuscan Holdings Corp. (a)	42	18
Whole Earth Brands, Inc. (a)	38	36
Total Warrants (cost $848)		1,378
RIGHTS 0.0%
Alder BioPharmaceuticals, Inc. (a) (b)	211	264
Bristol-Myers Squibb Company (a)	25	57
Dyax Corp. (a) (b)	127	12
Gigcapital2 Inc. (a)	36	12
Total Rights (cost $100)		345
SHORT TERM INVESTMENTS 13.5%
Investment Companies 11.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (u) (v)	121,572	121,572
U.S. Treasury Bill 2.0%
Treasury, United States Department of
0.10%, 12/15/20 (w)	21,000	20,996
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (u) (v)	318	318
Total Short Term Investments (cost $142,886)		142,886
Total Investments 109.8% (cost $1,117,479)		1,164,283
Total Securities Sold Short (19.3)% (proceeds $164,858)		(204,225)
Total Purchased Options 0.1% (cost $723)		581
Other Derivative Instruments 0.0%		450
Other Assets and Liabilities, Net 9.4%		99,565
Total Net Assets 100.0%		1,060,654

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or a portion of the security is subject to a written call option.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Shares subject to merger appraisal rights.

(g) All or a portion of the security was on loan as of September 30, 2020.

(h) Convertible security.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $132,519 and 12.5% of the Fund.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(n) Perpetual security. Next contractual call date presented, if applicable.

(o) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(p) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(q) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(r) Treasury inflation indexed note, par amount is adjusted for inflation.

(s) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(t) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(u) Investment in affiliate.

(v) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(w) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (19.3%)
COMMON STOCKS (16.1%)
Consumer Discretionary (6.3%)
AutoZone, Inc.	(2)	(2,409)
Best Buy Co., Inc.	(123)	(13,713)
Bloomin' Brands, Inc.	(102)	(1,552)
Burlington Stores Inc.	(31)	(6,332)
Chegg, Inc.	—	(15)
Copa Holdings, S.A. - Class A	(23)	(1,181)
FTI Consulting Inc.	(9)	(925)
K12 Inc.	(12)	(313)
Marriott Vacations Worldwide Corporation	(7)	(665)
National Vision Holdings, Inc.	(39)	(1,473)
Norwegian Cruise Line Holdings Ltd.	(131)	(2,244)
PetIQ, Inc. - Class A	(36)	(1,171)
RH	(41)	(15,499)
Royal Caribbean Cruises Ltd.	(6)	(421)
Six Flags Operations Inc.	(194)	(3,931)
The Home Depot, Inc.	(28)	(7,819)
Under Armour Inc. - Class C	(99)	(973)
Vail Resorts, Inc.	(21)	(4,469)
Wayfair Inc. - Class A	(2)	(684)
Winnebago Industries Inc.	(14)	(707)
		(66,496)
Information Technology (5.4%)
1Life Healthcare, Inc.	(17)	(487)
8x8, Inc.	(28)	(435)
Apple Inc.	(111)	(12,849)
Avaya Holdings Corp.	(23)	(348)
Coupa Software Incorporated	(3)	(834)
CSG Systems International, Inc.	(8)	(331)
CyberArk Software Ltd.	(3)	(265)
Envestnet, Inc.	(11)	(881)
Everbridge, Inc.	(9)	(1,103)
FireEye, Inc.	(9)	(114)
Five9 Inc.	(6)	(816)
Health Catalyst, Inc.	(33)	(1,206)
I3 Verticals, Inc. - Class A	(25)	(624)
II-VI Incorporated	(23)	(919)
Impinj, Inc.	(25)	(667)
J2 Cloud Services, LLC	(4)	(290)
KBR, Inc.	(51)	(1,152)
Knowles Corporation	(21)	(313)
LivePerson, Inc.	(25)	(1,304)
Medallia, Inc.	(5)	(144)
Micron Technology, Inc.	(144)	(6,740)
MongoDB, Inc. - Class A	(5)	(1,178)
NetApp, Inc.	(106)	(4,640)
Nuance Communications, Inc.	(42)	(1,403)
Nutanix, Inc. - Class A	—	(4)
Okta, Inc. - Class A	(4)	(781)
OSI Systems Inc.	(5)	(425)
Palo Alto Networks, Inc.	(1)	(227)
Perficient, Inc.	(19)	(804)
Pluralsight, Inc. - Class A	(13)	(224)
PROS Holdings, Inc.	(17)	(559)
Pure Storage, Inc. - Class A	(24)	(371)
Rambus Inc.	(32)	(443)
Sabre Corporation	(79)	(513)
SailPoint Technologies Holdings, Inc.	(41)	(1,641)
Seagate Technology Public Limited Company	(127)	(6,252)
Silicon Laboratories Inc.	(2)	(182)
Slack Technologies, Inc. - Class A	(24)	(655)
SMART Global Holdings, Inc.	(29)	(789)
SolarEdge Technologies Ltd.	(2)	(409)
Square, Inc. - Class A	(1)	(179)
Synaptics Incorporated	(15)	(1,185)
TTM Technologies, Inc.	(104)	(1,182)
Verint Systems Inc.	(3)	(122)
Wix.Com Ltd.	(1)	(256)
Workiva Inc. - Class A	(7)	(407)
Zscaler, Inc.	(7)	(980)
		(57,633)
Health Care (1.7%)
Aerie Pharmaceuticals, Inc.	(25)	(294)
Allscripts Healthcare Solutions, Inc.	(76)	(621)
Apellis Pharmaceuticals, Inc.	(21)	(646)
Aphria Inc.	(72)	(318)
Aurora Cannabis Inc.	(2)	(9)
Avadel Pharmaceuticals Public Limited Company - ADR	(58)	(292)
BioMarin Pharmaceutical Inc.	(2)	(145)
Bridgebio Pharma, Inc.	(24)	(889)
Canopy Growth Corporation	(8)	(118)
Coherus Biosciences, Inc.	(54)	(987)
Collegium Pharmaceutical, Inc.	(31)	(646)
Conmed Corp.	(8)	(663)
Cryoport, Inc.	(35)	(1,650)
Envista Holdings Corporation	(70)	(1,740)
Flexion Therapeutics, Inc.	(36)	(373)
Gossamer Bio, Inc.	(40)	(494)
Illumina, Inc.	—	(153)
Innoviva, Inc.	(21)	(222)
Insmed Inc.	(21)	(671)
Integra LifeSciences Holdings Corp.	(9)	(427)
Intercept Pharmaceuticals, Inc.	(9)	(391)
Ironwood Pharmaceuticals, Inc. - Class A	(97)	(869)
Jazz Pharmaceuticals Public Limited Company	(5)	(744)
Karyopharm Therapeutics Inc.	(54)	(786)
Ligand Pharmaceuticals Incorporated	(1)	(67)
LivaNova PLC	(1)	(34)
Mesa Laboratories, Inc.	(2)	(420)
Nevro Corp.	(6)	(877)
NuVasive Inc.	(10)	(499)
Omeros Corporation	(3)	(33)
Omnicell, Inc.	—	(3)
Radius Health, Inc.	(8)	(91)
Revance Therapeutics Inc.	(32)	(798)
Tabula Rasa HealthCare Inc.	(12)	(494)
Varex Imaging Corporation	(29)	(369)
Zogenix, Inc.	(20)	(358)
		(18,191)
Communication Services (0.7%)
Cardlytics, Inc.	(6)	(412)
Cinemark Holdings, Inc.	(69)	(690)
Liberty Latin America Ltd. - Class C	(25)	(201)
Liberty Media Corporation - Class C	(21)	(769)
Liberty SiriusXM Group - Class A	(8)	(279)
Live Nation Entertainment, Inc.	(37)	(2,004)
Marcus Corp.	(27)	(206)
Sirius XM Holdings Inc.	(101)	(542)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Snap Inc. - Class A	(48)	(1,250)
Softbank Corp.	(11)	(121)
Zillow Group, Inc. - Class C	(14)	(1,453)
		(7,927)
Real Estate (0.6%)
Arbor Realty Trust, Inc.	(22)	(247)
Colliers International Group Inc.	(17)	(1,118)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(8)	(339)
Innovative Industrial Properties, Inc.	(20)	(2,457)
PennyMac Mortgage Investment Trust	(24)	(383)
Redfin Corporation	(46)	(2,295)
Redwood Trust Inc.	(23)	(172)
Tricon Residential Inc.	(1)	(9)
		(7,020)
Industrials (0.6%)
Air Canada	(33)	(395)
Air Transport Services Group, Inc.	(27)	(668)
American Airlines Group Inc.	(77)	(949)
Atlas Air Worldwide Holdings, Inc.	(28)	(1,707)
Chart Industries, Inc.	(15)	(1,036)
Greenbrier Cos. Inc.	(7)	(192)
Kaman Corp.	(8)	(324)
Middleby Corp.	(4)	(327)
Patrick Industries, Inc.	(11)	(612)
W. W. Grainger, Inc.	—	(21)
		(6,231)
Financials (0.4%)
Element Fleet Management Corp.	(62)	(515)
Encore Capital Group, Inc.	(49)	(1,877)
EZCORP, Inc. - Class A	(34)	(172)
Grupo Financiero Inbursa, S.A.B. de C.V. - Class O	(553)	(431)
LendingTree, Inc.	(1)	(203)
Shopify Inc. - Class A	—	(318)
The PRA Group, Inc.	(11)	(458)
		(3,974)
Consumer Staples (0.2%)
Herbalife Nutrition Ltd.	(25)	(1,179)
The Chefs' Warehouse, Inc.	(13)	(185)
Turning Point Brands, Inc.	(15)	(416)
		(1,780)
Materials (0.1%)
Antofagasta PLC	(51)	(669)
Pretium Resources Inc.	(35)	(443)
		(1,112)
Energy (0.1%)
Canadian Solar Inc.	(19)	(678)
Helix Energy Solutions Group, Inc.	(64)	(154)
SEACOR Holdings Inc.	(2)	(57)
SFL Corporation Ltd.	(1)	(9)
		(898)
Total Common Stocks (proceeds $134,089)		(171,262)
INVESTMENT COMPANIES (3.0%)
China Asset Management (Hong Kong) Limited	(919)	(6,342)
Financial Select Sector SPDR Fund	(39)	(929)
iShares 7-10 Year Treasury Bond Fund ETF	(49)	(5,997)
iShares MSCI Emerging Market UCITS ETF	(69)	(2,913)
iShares MSCI Emerging Markets ETF	(137)	(6,051)
iShares MSCI India Index Fund	(34)	(1,146)
iShares MSCI South Africa ETF	(15)	(545)
SPDR S&P 500 ETF	(21)	(6,849)
VanEck Vectors Russia ETF	(33)	(698)
Total Investment Companies (proceeds $29,328)		(31,470)
CORPORATE BONDS AND NOTES (0.1%)
Communication Services (0.1%)
Gray Television, Inc.
5.13%, 10/15/24 (a)	(178)	(183)
5.88%, 07/15/26	(116)	(121)
		(304)
Information Technology (0.0%)
Western Digital Corporation
4.75%, 02/15/26	(272)	(294)
Financials (0.0%)
Diamond Finance International Limited
7.13%, 06/15/24 (a)	(175)	(182)
Total Corporate Bonds And Notes (proceeds $753)		(780)
PREFERRED STOCKS (0.1%)
Consumer Discretionary (0.1%)
Volkswagen AG (b)	(4)	(713)
Total Preferred Stocks (proceeds $688)		(713)
Total Securities Sold Short (19.3%) (proceeds $164,858)		(204,225)

(a) The Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of September 30, 2020, the value and the percentage of net assets of these liquid securities was $365 and 0.0%, respectively.

(b) Convertible security.

JNL Multi-Manager Alternative Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aeropuertos Dominicanos Siglo XXI, 6.75%, 03/30/29	06/10/19	209	180	—
AES Gener S.A., 7.13%, 03/26/79	06/05/19	207	205	—
Agile Group Holdings Limited, 7.75%, callable at 100 beginning 05/25/25	01/27/20	206	199	—
AI Candelaria (Spain) SL., 7.50%, 12/15/28	04/23/20	234	270	0.1
Ajecorp B.V., 6.50%, 05/14/22	05/27/20	144	147	—
Andina Acquisition Corporation, 8.20%, 01/31/22	06/03/20	192	207	—
Banco Bilbao Vizcaya Argentaria, S.A., 8.88%, callable at 100 beginning 04/14/21	03/22/17	218	242	0.1
Banco BTG Pactual S.A., 7.75%, 02/15/29	06/04/19	204	205	—
Banco GNB Sudameris S.A., 6.50%, 04/03/27	06/15/20	188	199	—
Banco Macro S.A., 6.75%, 11/04/26	06/03/19	164	152	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63%, callable at 100 beginning 01/06/28	05/30/19	207	199	—
Banco Santander, S.A., 6.25%, callable at 100 beginning 09/11/21	03/13/18	646	585	0.1
BNP Paribas, 6.13%, callable at 100 beginning 06/17/22	03/22/17	286	319	0.1
Braskem Netherlands Finance B.V., 5.88%, 01/31/50	05/06/20	158	183	—
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	05/30/19	200	207	—
C10 Capital (SPV) Limited, 4.93%, callable at 100 beginning 12/31/20	06/27/19	199	169	—
Capex SA, 6.88%, 05/15/24	02/10/20	92	84	—
Central China Real Estate Limited, 7.25%, 07/16/24	05/11/20	190	196	—
CIFI Holdings (Group) Co. Ltd., 5.38%, callable at 100 beginning 08/24/22	04/22/20	177	199	—
Commonwealth of Australia, 3.00%, 03/21/47	06/08/17	1,681	1,799	0.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL Multi-Manager Alternative Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cooperatieve Rabobank U.A., 6.63%, callable at 100 beginning 06/29/21	03/06/18	519	483	0.1
Credit Agricole SA, 6.50%, callable at 100 beginning 06/23/21	05/23/17	283	299	0.1
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13%, callable at 100 beginning 11/29/22	06/07/19	199	150	—
CSN Islands XII Corp, 7.00%, callable at 100 beginning 12/23/20	05/30/19	178	174	—
Danske Bank A/S, 5.88%, callable at 100 beginning 04/06/22	03/22/17	508	555	0.1
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	04/14/20	174	203	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	06/16/20	207	204	—
Geopark Limited, 6.50%, 09/21/24	06/05/19	200	188	—
Gilex Holding SARL, 8.50%, 05/02/23	06/24/19	209	205	—
Hunt Oil USA, Inc., 6.38%, 06/01/28	04/16/20	151	199	—
Indika Energy Capital III Pte. Ltd., 5.88%, 11/09/24	07/31/20	185	179	—
Indo Energy Finance B.V., 6.38%, 01/24/23	06/18/20	107	111	—
Intesa Sanpaolo S.p.A., 7.00%, callable at 100 beginning 01/19/21	05/17/17	559	592	0.1
JSL Europe SA, 7.75%, 07/26/24	05/30/19	198	206	—
Kosmos Energy Ltd., 7.13%, 04/04/26	06/03/20	175	176	—
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26	10/18/19	202	192	—
Metinvest B.V., 7.75%, 10/17/29	05/07/20	140	190	—
PERU LNG, 5.38%, 03/22/30	04/16/20	116	154	—
PT. Bayan Resources, Tbk, 6.13%, 01/24/23	06/15/20	175	191	—
RKP Overseas Finance 2016 (A) Limited, 7.95%, callable at 100 beginning 02/17/22	12/06/19	192	195	—
Ronshine China Holdings Limited, 6.75%, 08/05/24	09/15/20	196	190	—
Segretariato Generale Della Presidenza Della Repubblica, 3.85%, 09/01/49	02/14/20	2,995	3,274	0.3
Star Energy Geothermal (Wayang Windu) Limited, 6.75%, 04/24/33	05/30/19	179	200	—
Telecommunications Services of Trinidad and Tobago Limited (TSTT), 8.88%, 10/18/29	08/25/20	251	248	0.1
TV Azteca S.A.B. de C.V., 8.25%, 08/09/24	03/05/20	183	126	—
UBS Group Funding (Switzerland) AG, 5.75%, callable at 100 beginning 02/19/22	03/28/17	221	244	0.1
UBS Group Funding (Switzerland) AG, 7.00%, callable at 100 beginning 02/19/25	04/28/15	205	222	—
UniCredit S.p.A., 6.63%, callable at 100 beginning 06/03/23	07/14/17	1,027	1,033	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88%, callable at 100 beginning 01/29/25	06/04/19	181	136	—
UPL Corporation Limited, 5.25%, callable at 100 beginning 02/27/25	04/14/20	134	189	—
Walnut Bidco PLC, 9.13%, 08/01/24	02/25/20	207	204	—
Yuzhou Properties Company Limited, 8.30%, 05/27/25	02/06/20	204	201	—
		16,462	17,059	1.6

JNL Multi-Manager Alternative Fund - Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
Intelsat Jackson Holdings S.A. - 2020 DIP Term Loan	12	-
	12	-

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
90 Day Eurodollar	4	December 2020		996	(1)	1
AUD/USD Spot Rate	73	December 2020		5,285	26	(56)
CAD/USD Spot Rate	23	December 2020		1,742	10	(14)
Euro OAT	47	December 2020	EUR	7,816	(25)	125
Italy Government BTP Bond	3	December 2020	EUR	442	(2)	—
JPY/USD Spot Rate	87	December 2020		10,320	18	(3)
MXN/USD Spot Rate	75	December 2020		1,659	27	23
RUB/USD Spot Rate	87	December 2020		2,858	40	(83)
United States 2 Year Note	336	January 2021		74,222	(3)	21
United States 5 Year Note	1,114	January 2021		140,222	(115)	177
United States Long Bond	902	December 2020		159,442	(839)	(436)
United States Ultra Bond	108	December 2020		24,106	(216)	(150)
					(1,080)	(395)
Short Contracts
90 Day Eurodollar	(15)	March 2021		(3,737)	—	(6)
90 Day Eurodollar	(373)	June 2021		(92,005)	(5)	(1,068)
EUR/USD Spot Rate	(16)	December 2020		(2,347)	3	—
Euro Bund	(387)	December 2020	EUR	(67,068)	160	(557)
Euro Buxl 30 Year Bond	(5)	December 2020	EUR	(1,073)	7	(48)
GBP/USD Spot Rate	(39)	December 2020		(3,161)	(9)	16
Long Gilt	(195)	December 2020	GBP	(26,473)	113	(88)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL Multi-Manager Alternative Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
United States 10 Year Note	(872)	December 2020	(121,531)	218	(140)
				487	(1,891)

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	0.45	(S)	05/15/27	109,776	177	400
3M LIBOR (Q)	Receiving	0.71	(S)	05/20/30	12,129	32	(5)
3M LIBOR (Q)	Receiving	0.69	(S)	06/24/30	13,430	36	25
3M LIBOR (Q)	Receiving	0.68	(S)	07/08/30	14,230	38	42
3M LIBOR (Q)	Receiving	0.80	(S)	11/15/45	11,827	129	492
3M LIBOR (Q)	Receiving	1.00	(S)	02/15/47	6,870	80	197
3M LIBOR (Q)	Receiving	0.90	(S)	03/17/50	520	7	24
3M LIBOR (Q)	Receiving	0.79	(S)	03/18/50	258	3	24
3M LIBOR (Q)	Receiving	0.82	(S)	03/19/50	265	4	22
3M LIBOR (Q)	Paying	0.19	(S)	06/15/22	21,171	3	(7)
Federal Funds Effective Rate (A)	Receiving	0.26	(A)	05/15/27	8,816	6	34
Federal Funds Effective Rate (A)	Paying	0.10	(A)	11/30/24	7,209	(3)	(3)
U.S. SOFR (A)	Receiving	0.56	(A)	07/20/45	3,170	21	186
U.S. SOFR (A)	Receiving	0.74	(A)	08/19/45	1,060	8	26
						541	1,457

JNL Multi-Manager Alternative Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.HY.34.V9 (Q)	5.00	06/20/25	(974)	49	3	46
CDX.NA.HY.35 (Q)	5.00	12/20/25	(3,010)	126	6	1
CDX.NA.IG.34 (Q)	1.00	06/20/25	(17,070)	121	10	59
				296	19	106

JNL Multi-Manager Alternative Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Bund Future, Nov. 2020	(30)	EUR	174.00	10/23/20	(3)	8
Euro Bund Future, Nov. 2020	(22)	EUR	175.00	10/23/20	5	9
					2	17

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
AUD/USD Spot Rate Future, Dec. 2020	Call	0.72	10/09/20	3	1
AUD/USD Spot Rate Future, Dec. 2020	Call	0.72	10/09/20	6	4
AUD/USD Spot Rate Future, Dec. 2020	Put	0.74	10/09/20	1	2
CAD/USD Spot Rate Future, Dec. 2020	Call	0.75	11/06/20	3	2
EUR/USD Spot Rate Future, Dec. 2020	Call	1.18	10/09/20	1	—
EUR/USD Spot Rate Future, Dec. 2020	Put	1.19	10/09/20	4	8
EUR/USD Spot Rate Future, Dec. 2020	Put	1.19	10/09/20	10	16
EUR/USD Spot Rate Future, Dec. 2020	Put	1.18	10/09/20	13	14
EUR/USD Spot Rate Future, Dec. 2020	Put	1.19	11/06/20	6	14
JPY/USD Spot Rate Future, Dec. 2020	Call	0.95	10/09/20	12	4
United States 10 Year Note Future, Dec. 2020	Call	139.50	10/23/20	31	12
United States 10 Year Note Future, Dec. 2020	Call	139.50	11/20/20	10	8
United States 10 Year Note Future, Dec. 2020	Put	139.75	10/23/20	5	2
United States 10 Year Note Future, Dec. 2020	Put	139.50	10/23/20	20	8
United States Long Bond Future, Dec. 2020	Call	177.00	10/23/20	30	30
United States Long Bond Future, Dec. 2020	Call	178.00	10/23/20	2	1
United States Long Bond Future, Dec. 2020	Call	176.00	10/23/20	14	22

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
United States Long Bond Future, Dec. 2020	Call	177.50	10/23/20	11	8
					156
Options on Securities
FireEye, Inc.	Call	14.00	10/16/20	45	—
II-VI Incorporated	Call	45.00	10/16/20	45	2
iShares U.S. Medical Devices ETF	Put	295.00	01/15/21	84	141
K12 Inc.	Call	37.00	10/16/20	9	—
K12 Inc.	Call	33.00	10/16/20	8	—
K12 Inc.	Call	32.00	10/16/20	2	—
LendingTree, Inc.	Call	330.00	10/16/20	15	7
Live Nation Entertainment, Inc.	Call	65.00	10/16/20	65	—
Live Nation Entertainment, Inc.	Call	60.00	10/16/20	26	1
Lumentum Holdings Inc.	Call	82.50	10/16/20	61	4
Nutanix, Inc.	Call	25.00	10/02/20	33	—
Palo Alto Networks, Inc.	Call	260.00	10/16/20	15	2
Sabre Corporation	Call	11.00	10/16/20	66	—
Sabre Corporation	Call	10.00	10/16/20	66	—
Silicon Laboratories Inc.	Call	105.00	10/16/20	15	2
Slack Technologies, Inc.	Call	28.00	10/16/20	30	2
The Chefs' Warehouse, Inc.	Call	17.50	10/16/20	34	1
Winnebago Industries, Inc.	Call	60.00	10/16/20	76	3
Wix.Com Ltd.	Call	290.00	10/16/20	15	3
Zscaler, Inc.	Call	150.00	10/16/20	15	4
					172

JNL Multi-Manager Alternative Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Foreign Currency Options
USDEUR Spot Rate	JPM	Call	EUR	1.17	11/30/20	1,480,000	19
USD/BRL Spot Rate	GSC	Put	BRL	5.65	11/20/20	1,500,000	54
USD/BRL Spot Rate	MSC	Put	BRL	5.50	12/18/20	1,480,000	43
USD/INR Spot Rate	GSC	Put	INR	74.65	10/26/20	1,390,000	21
USD/INR Spot Rate	JPM	Put	INR	74.85	11/20/20	3,000,000	54
USD/RUB Spot Rate	CGM	Put	RUB	77.00	12/18/20	1,490,000	37
USD/RUB Spot Rate	CGM	Put	RUB	73.00	11/12/20	1,510,000	5
USD/RUB Spot Rate	JPM	Put	RUB	73.00	11/18/20	1,450,000	7
USD/RUB Spot Rate	MSC	Put	RUB	73.50	12/03/20	1,610,000	13
							253

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
AUD/USD Spot Rate Future, Dec. 2020	Call	0.74	10/09/20	6	—
AUD/USD Spot Rate Future, Dec. 2020	Call	0.74	10/09/20	6	—
AUD/USD Spot Rate Future, Dec. 2020	Call	0.71	10/09/20	3	(4)
AUD/USD Spot Rate Future, Dec. 2020	Call	0.71	10/09/20	3	(3)
AUD/USD Spot Rate Future, Dec. 2020	Call	0.73	11/06/20	15	(5)
AUD/USD Spot Rate Future, Dec. 2020	Call	0.72	11/06/20	4	(4)
AUD/USD Spot Rate Future, Dec. 2020	Call	0.73	11/06/20	9	(7)
AUD/USD Spot Rate Future, Dec. 2020	Put	0.72	10/09/20	5	(2)
AUD/USD Spot Rate Future, Dec. 2020	Put	0.70	11/06/20	3	(1)
AUD/USD Spot Rate Future, Dec. 2020	Put	0.72	11/06/20	3	(3)
AUD/USD Spot Rate Future, Dec. 2020	Put	0.71	11/06/20	1	(1)
AUD/USD Spot Rate Future, Dec. 2020	Put	0.71	11/06/20	3	(2)
CAD/USD Spot Rate Future, Dec. 2020	Call	0.76	10/09/20	13	—
CAD/USD Spot Rate Future, Dec. 2020	Call	0.77	11/06/20	6	(2)
EUR/USD Spot Rate Future, Dec. 2020	Call	1.19	10/09/20	21	(6)
EUR/USD Spot Rate Future, Dec. 2020	Call	1.19	10/09/20	19	—
EUR/USD Spot Rate Future, Dec. 2020	Call	1.17	10/09/20	3	(3)
EUR/USD Spot Rate Future, Dec. 2020	Call	1.19	11/06/20	21	(19)
EUR/USD Spot Rate Future, Dec. 2020	Call	1.18	11/06/20	26	(26)
EUR/USD Spot Rate Future, Dec. 2020	Put	1.17	10/09/20	16	(6)
EUR/USD Spot Rate Future, Dec. 2020	Put	1.18	10/09/20	10	(7)
EUR/USD Spot Rate Future, Dec. 2020	Put	1.17	11/06/20	8	(10)
EUR/USD Spot Rate Future, Dec. 2020	Put	1.16	11/06/20	4	(3)
GBP/USD Spot Rate Future, Dec. 2020	Call	135.00	10/09/20	8	—
GBP/USD Spot Rate Future, Dec. 2020	Call	130.00	10/09/20	1	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
GBP/USD Spot Rate Future, Dec. 2020	Call	130.00	11/06/20	3	(3)
GBP/USD Spot Rate Future, Dec. 2020	Call	130.00	12/04/20	6	(8)
GBP/USD Spot Rate Future, Dec. 2020	Put	131.50	10/09/20	16	(26)
JPY/USD Spot Rate Future, Dec. 2020	Call	0.96	11/06/20	7	(5)
JPY/USD Spot Rate Future, Dec. 2020	Put	0.96	10/09/20	6	(8)
United States 10 Year Note Future, Dec. 2020	Call	140.00	10/23/20	77	(15)
United States 10 Year Note Future, Dec. 2020	Call	139.75	10/23/20	12	(3)
United States 10 Year Note Future, Dec. 2020	Put	139.00	10/23/20	44	(10)
United States 10 Year Note Future, Dec. 2020	Put	138.50	10/23/20	16	—
United States 10 Year Note Future, Sep. 2020	Call	139.75	10/09/20	11	(1)
United States Long Bond Future, Dec. 2020	Call	177.50	10/09/20	15	(6)
United States Long Bond Future, Dec. 2020	Call	180.00	10/23/20	10	(2)
United States Long Bond Future, Dec. 2020	Call	182.00	10/23/20	3	—
United States Long Bond Future, Dec. 2020	Call	179.00	10/23/20	42	(16)
United States Long Bond Future, Dec. 2020	Call	178.00	11/20/20	9	(15)
United States Long Bond Future, Dec. 2020	Call	180.00	11/20/20	9	(9)
United States Long Bond Future, Dec. 2020	Put	175.00	10/23/20	51	(44)
United States Long Bond Future, Dec. 2020	Put	173.00	10/23/20	35	(13)
					(298)
Options on Securities
Encore Capital Group, Inc.	Put	42.50	10/16/20	47	(18)
FireEye, Inc.	Put	12.00	10/16/20	45	(1)
II-VI Incorporated	Put	35.00	10/16/20	45	(1)
Immunomedics, Inc.	Call	90.00	11/20/20	6	—
K12 Inc.	Put	30.00	10/16/20	13	(6)
K12 Inc.	Put	27.00	10/16/20	13	(3)
LendingTree, Inc.	Put	270.00	10/16/20	15	(4)
Live Nation Entertainment, Inc.	Put	40.00	01/15/21	32	(5)
Lumentum Holdings Inc.	Put	65.00	10/16/20	61	(2)
Momenta Pharmaceuticals, Inc.	Call	55.00	10/16/20	346	(11)
Palo Alto Networks, Inc.	Put	220.00	10/16/20	15	(1)
Principia Biopharma Inc.	Call	100.00	10/16/20	65	—
Silicon Laboratories Inc.	Put	85.00	10/16/20	15	—
Slack Technologies, Inc.	Put	23.00	10/16/20	30	—
Varian Medical Systems, Inc.	Call	175.00	11/20/20	63	(6)
Verint Systems Inc.	Put	40.00	12/18/20	33	(3)
Virtusa Corporation	Call	55.00	10/16/20	15	—
Winnebago Industries, Inc.	Put	45.00	10/16/20	76	(5)
Wix.Com Ltd.	Put	240.00	10/16/20	15	(7)
					(73)

JNL Multi-Manager Alternative Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Credit Default Swaptions
CDX.NA.HY.34.V8, 06/20/25	MSC	Call		106.00	10/22/20	1,302,000	(2)

Foreign Currency Options
USD/AUD Spot Rate	JPM	Put	AUD	0.74	11/19/20	1,590,000	(7)
USD/BRL Spot Rate	JPM	Call	BRL	5.50	10/20/20	1,430,000	(47)
USD/BRL Spot Rate	GSC	Put	BRL	5.32	11/20/20	3,000,000	(34)
USD/BRL Spot Rate	MSC	Put	BRL	5.38	11/25/20	1,480,000	(23)
USD/BRL Spot Rate	MSC	Put	BRL	5.28	12/18/20	2,960,000	(43)
USD/MXN Spot Rate	BNP	Put	MXN	21.66	11/23/20	2,750,000	(47)
USD/RUB Spot Rate	CGM	Call	RUB	82.00	12/18/20	1,490,000	(28)
USD/RUB Spot Rate	GSC	Call	RUB	77.00	11/02/20	720,000	(19)
USD/RUB Spot Rate	JPM	Call	RUB	75.00	11/18/20	1,450,000	(71)
USD/RUB Spot Rate	MSC	Call	RUB	71.79	10/22/20	1,440,000	(112)
USD/RUB Spot Rate	MSC	Call	RUB	79.00	12/03/20	1,610,000	(43)
USD/RUB Spot Rate	CGM	Put	RUB	70.90	11/12/20	3,020,000	(4)
USD/RUB Spot Rate	CGM	Put	RUB	73.41	11/20/20	1,430,000	(8)
USDMXN Spot Rate	GSC	Put	MXN	21.60	11/30/20	740,000	(13)
							(499)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL Multi-Manager Alternative Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	JPM	10/16/20	AUD	92	66	2
BRL/USD	GSC	10/16/20	BRL	28,879	5,134	(240)
BRL/USD	GSC	11/24/20	BRL	454	81	—
BRL/USD	MSC	12/22/20	BRL	787	140	—
CAD/USD	BNP	10/16/20	CAD	1,390	1,044	29
CAD/USD	JPM	10/16/20	CAD	964	724	14
CNH/USD	BNP	10/16/20	CNH	43	6	—
CNY/USD	BNP	10/16/20	CNY	29,995	4,399	147
CNY/USD	GSC	10/16/20	CNY	16,151	2,369	12
EUR/USD	BNP	10/16/20	EUR	1,338	1,569	(1)
EUR/USD	BNP	10/16/20	EUR	500	587	2
EUR/USD	CIT	10/16/20	EUR	250	293	(3)
EUR/USD	CIT	10/16/20	EUR	220	258	9
EUR/USD	GSC	10/16/20	EUR	1,068	1,252	(18)
EUR/USD	JPM	12/02/20	EUR	650	763	(1)
EUR/USD	JPM	03/17/21	EUR	2,127	2,504	(31)
EUR/USD	JPM	03/17/21	EUR	1,271	1,497	55
GBP/USD	CIT	10/16/20	GBP	150	194	(6)
GBP/USD	CIT	10/16/20	GBP	3,743	4,830	159
GBP/USD	GSC	10/16/20	GBP	180	232	(3)
IDR/USD	JPM	10/16/20	IDR	22,450,227	1,507	(7)
INR/USD	JPM	10/16/20	INR	77,380	1,047	(7)
INR/USD	JPM	10/16/20	INR	262,455	3,552	78
JPY/USD	GSC	10/16/20	JPY	226,106	2,144	1
KRW/USD	JPM	10/16/20	KRW	1,455,338	1,244	15
MXN/USD	BNP	10/16/20	MXN	20,822	940	(1)
MXN/USD	BNP	10/16/20	MXN	79,341	3,582	57
MXN/USD	CIT	10/16/20	MXN	19,360	874	16
MXN/USD	GSC	10/16/20	MXN	14,774	667	22
MXN/USD	BNP	11/25/20	MXN	38,592	1,735	1
NOK/USD	JPM	10/16/20	NOK	13,533	1,451	5
NOK/USD	JPM	01/19/21	NOK	13,533	1,451	19
RUB/USD	CIT	10/16/20	RUB	232,500	2,988	(85)
RUB/USD	GSC	10/16/20	RUB	223,084	2,866	(171)
RUB/USD	GSC	10/16/20	RUB	409,957	5,268	91
RUB/USD	JPM	11/19/20	RUB	89,467	1,146	(64)
SAR/USD	BNP	10/15/20	SAR	2,964	790	1
SAR/USD	GSC	10/15/20	SAR	7,340	1,957	—
SAR/USD	MSC	10/15/20	SAR	13,774	3,672	—
SEK/USD	JPM	10/16/20	SEK	26,464	2,955	111
TRY/USD	BNP	10/16/20	TRY	—	—	—
USD/AUD	JPM	10/16/20	AUD	(2,289)	(1,639)	(14)
USD/AUD	JPM	10/16/20	AUD	(1,129)	(808)	2
USD/BRL	GSC	10/16/20	BRL	(15,316)	(2,723)	204
USD/BRL	MSC	12/22/20	BRL	(787)	(140)	—
USD/CAD	JPM	11/17/20	CAD	(3,436)	(2,582)	25
USD/CAD	SSB	12/23/20	CAD	(2,970)	(2,232)	22
USD/CHF	JPM	12/04/20	CHF	(3,728)	(4,055)	50
USD/CNH	BNP	10/16/20	CNH	(7,971)	(1,174)	(44)
USD/EUR	GSC	10/08/20	EUR	(555)	(653)	(26)
USD/EUR	GSC	10/08/20	EUR	(111)	(131)	1
USD/EUR	BNP	10/16/20	EUR	(10,328)	(12,108)	(454)
USD/EUR	BNP	10/16/20	EUR	(640)	(751)	5
USD/EUR	GSC	11/18/20	EUR	(2,454)	(2,879)	(111)
USD/EUR	GSC	03/17/21	EUR	(329)	(387)	(22)
USD/EUR	JPM	03/17/21	EUR	(8,455)	(9,947)	(421)
USD/EUR	JPM	03/17/21	EUR	(204)	(240)	3
USD/GBP	CIT	10/16/20	GBP	(660)	(852)	5
USD/GBP	JPM	10/16/20	GBP	(270)	(348)	10
USD/HKD	JPM	11/04/20	HKD	(750)	(97)	—
USD/HKD	JPM	11/10/20	HKD	(2,048)	(264)	—
USD/IDR	GSC	10/16/20	IDR	(20,803,500)	(1,396)	2
USD/IDR	JPM	10/16/20	IDR	(111,336,614)	(7,472)	38
USD/INR	JPM	10/16/20	INR	(212,304)	(2,873)	(70)
USD/INR	JPM	11/24/20	INR	(82,780)	(1,116)	(23)
USD/JPY	JPM	10/15/20	JPY	(317,326)	(3,009)	(28)
USD/JPY	GSC	10/16/20	JPY	(226,106)	(2,144)	(39)
USD/JPY	GSC	10/16/20	JPY	(137,328)	(1,302)	1
USD/JPY	GSC	01/19/21	JPY	(226,106)	(2,147)	(1)
USD/KRW	JPM	10/16/20	KRW	(1,455,338)	(1,244)	(31)
USD/MXN	CIT	10/16/20	MXN	(34,648)	(1,564)	(27)
USD/MXN	GSC	10/16/20	MXN	(26,432)	(1,193)	(41)
USD/MXN	GSC	10/16/20	MXN	(19,290)	(871)	22
USD/MXN	MSC	10/16/20	MXN	(33,105)	(1,495)	68
USD/MXN	BNP	01/19/21	MXN	(79,341)	(3,543)	(55)
USD/NOK	JPM	10/16/20	NOK	(13,533)	(1,451)	(19)
USD/NZD	JPM	12/08/20	NZD	(207)	(137)	3
USD/RUB	GSC	10/16/20	RUB	(32,972)	(424)	(4)
USD/RUB	GSC	10/16/20	RUB	(832,569)	(10,699)	749
USD/RUB	JPM	11/19/20	RUB	(89,467)	(1,145)	65
USD/RUB	MSC	12/04/20	RUB	(76,589)	(979)	32
USD/RUB	CIT	12/21/20	RUB	(81,659)	(1,041)	(9)
USD/RUB	GSC	01/19/21	RUB	(409,957)	(5,211)	(87)
USD/SAR	BNP	10/15/20	SAR	(2,964)	(790)	—
USD/SAR	GSC	10/15/20	SAR	(7,340)	(1,957)	—
USD/SAR	MSC	10/15/20	SAR	(2,964)	(790)	(1)
USD/SAR	MSC	10/15/20	SAR	(10,810)	(2,882)	—
USD/SEK	JPM	10/16/20	SEK	(26,464)	(2,955)	39
USD/TRY	BNP	10/16/20	TRY	—	—	—
USD/ZAR	CIT	10/16/20	ZAR	(17,594)	(1,051)	(49)
USD/ZAR	GSC	01/19/21	ZAR	(16,617)	(982)	(24)
ZAR/USD	CIT	10/16/20	ZAR	977	58	1
ZAR/USD	GSC	10/16/20	ZAR	16,617	993	24
					(37,044)	(21)

JNL Multi-Manager Alternative Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
3M MPOR (Q)	Paying	GSC	6.50	(A)	11/20/21	RUB	192,000	(2)	172
3M MPOR (Q)	Paying	GSC	6.50	(A)	11/20/21	RUB	320,000	2	282
3M MPOR (Q)	Paying	GSC	6.50	(A)	11/20/21	RUB	373,400	—	331
								—	785

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
AIA Group Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	54,704	HKD	4,475	(39)
Air China Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(1,384,000)	HKD	(8,152)	146

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Airports of Thailand Public Company Limited (E)	MSC	Federal Funds Effective Rate -1.55% (M)	TBD	(466,100)		(889)	58
Aliansce Sonae Shopping Centers SA (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(84,900)		(442)	82
Alibaba Group Holding Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	37,400	HKD	10,001	39
Alibaba Group Holding Limited (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	35,036		9,739	559
Alinma Bank (E)	GSC	Federal Funds Effective Rate -1.95% (M)	TBD	(85,023)		(377)	6
Amorepacific Corporation (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(6,576)		(945)	23
Arab National Bank (E)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	(130,160)		(716)	13
Banco Santander (Brasil) S.A. (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(63,500)		(342)	24
Banque Saudi Fransi (E)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	(110,197)		(949)	(1)
Becle, S.A. de C.V. (E)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(482,700)		(964)	(17)
Bumrungrad Hospital Public Company Limited (E)	MSC	Federal Funds Effective Rate -7.75% (M)	TBD	(246,200)		(832)	92
Celltrion Healthcare Co. Ltd. (E)	MBL	Federal Funds Effective Rate -1.61% (M)	TBD	(18,797)		(1,589)	180
Celltrion Inc. (E)	GSC	Federal Funds Effective Rate -3.25% (M)	TBD	(6,316)		(1,586)	195
Champion Real Estate Investment Trust (E)	GSC	1M HIBOR +0.50% (M)	TBD	543,000	HKD	2,259	(14)
Cheng Shin Rubber Ind. Co., Ltd. (E)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(796,000)		(1,049)	34
China Airlines, Ltd. (E)	GSC	Federal Funds Effective Rate -2.75% (M)	TBD	(2,852,000)		(878)	62
China International Capital Corporation (Hong Kong) Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(253,200)	HKD	(4,456)	(9)
China Life Insurance Company Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	(216,000)	HKD	(3,936)	24
China Merchants Bank Co., Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	67,500	HKD	2,602	(18)
China Overseas Land & Investment Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	65,500	HKD	1,398	(13)
China Shenhua Energy Company Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	132,000	HKD	1,761	9
China Southern Airlines Co., Ltd. (E)	GSC	1M HIBOR -1.54% (M)	TBD	(2,104,000)	HKD	(10,183)	179
China Taiping Insurance Holdings Co. Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(275,400)	HKD	(3,332)	11
China Vanke Co., Ltd. (E)	HSB	1M HIBOR +0.35% (M)	TBD	58,500	HKD	1,419	(5)
Cielo S.A. (E)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(1,005,700)		(876)	168
DBS Group Holdings Ltd (E)	GSC	Singapore Swap Offer Rate +0.50% (M)	TBD	78,000	SGD	1,587	(15)
Dentium Co., Ltd. (E)	GSC	Federal Funds Effective Rate -4.00% (M)	TBD	(25,696)		(817)	64
Eclat Textile Corporation Ltd. (E)	GSC	Federal Funds Effective Rate -2.25% (M)	TBD	(81,000)		(1,045)	40
EDENRED (E)	GSC	1W Euribor -0.40% (M)	TBD	(17,834)	EUR	(770)	100
ENN energy Holdings Limited (E)	HSB	1M HIBOR +0.35% (M)	TBD	52,900	HKD	4,478	(2)
Erste Group Bank AG (E)	GSC	1W Euribor +0.40% (M)	TBD	16,223	EUR	329	(46)
Far EasTone Telecommunications Co., Ltd. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(398,000)		(846)	7
Formosa Petrochemical Corporation (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(292,000)		(823)	17
Fortune Real Estate Investment Trust (E)	GSC	1M HIBOR +0.50% (M)	TBD	654,000	HKD	4,467	(10)
Fullshare Holdings Limited (E)	GSC	1M HIBOR -14.25% (M)	TBD	(39,170,000)	HKD	(5,288)	(205)
Glencore PLC (E)	GSC	Sterling Overnight Index Average +0.40% (M)	TBD	164,978	GBP	307	(53)
Golden Agri-Resources Ltd. (E)	GSC	Singapore Swap Offer Rate -0.50% (M)	TBD	(6,301,300)	SGD	(895)	—
Grand Korea Leisure Co.Ltd (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(61,753)		(655)	—
Grupo Televisa S.A.B. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(57,183)		(387)	33
Hana Financial Group Inc. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	47,045		1,141	(11)
Hang Lung Properties Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	248,000	HKD	5,158	(34)
Hapvida Participacoes E Investimentos Ltda (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(22,700)		(284)	31
Hellenic Telecommunications Organization S.A. (E)	GSC	1W Euribor +2.50% (M)	TBD	34,080	EUR	466	(54)
Jerónimo Martins, SGPS, S.A. (E)	GSC	1W Euribor +0.50% (M)	TBD	24,158	EUR	338	(8)
Korea Electric Power Corp (E)	MSC	Federal Funds Effective Rate -0.88% (M)	TBD	(34,413)		(595)	(5)
Largan Precision Co.,Ltd. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(7,000)		(876)	63
Longfor Group Holdings Limited (E)	HSB	1M HIBOR +0.35% (M)	TBD	80,500	HKD	3,482	3
Lotte Shopping Co., Ltd. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(11,748)		(812)	23
Mirae Asset Daewoo Co., Ltd. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(171,236)		(1,348)	106
Momo Inc. (E)	HSB	Federal Funds Effective Rate +0.25% (M)	TBD	18,164		272	(22)
Multiplan Empreendimentos ImobiliÁrios S/A (E)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(111,900)		(478)	90
Naspers (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	18,889		685	(15)
Netdragon Websoft Holdings Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	130,500	HKD	2,268	(6)
NetEase, Inc. (E)	HSB	Federal Funds Effective Rate +0.25% (M)	TBD	4,075		1,946	(87)
New China Life Insurance Company Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(131,600)	HKD	(3,948)	19
Notre Dame Intermedica Participacoes S.A. (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(22,300)		(301)	42

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Paradise Co., Ltd. (E)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(67,142)		(803)	14
PICC Property and Casualty Co. Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	694,000	HKD	4,032	(38)
POSCO (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	5,576		896	38
Powszechna Kasa Oszczednosci Bank Polski Spólka Akcyjna (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(140,720)		(823)	51
PPB Group Berhad (E)	MSC	Federal Funds Effective Rate -4.75% (M)	TBD	(193,700)		(877)	(13)
PT Bank Mandiri Tbk (E)	MBL	Federal Funds Effective Rate -4.00% (M)	TBD	(498,200)		(190)	24
PTT Exploration And Production Public Company Limited (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(118,500)		(325)	30
Public Joint Stock Company "Children's World" (E)	GSC	Federal Funds Effective Rate +0.85% (M)	TBD	695,030		1,042	33
Public Joint Stock Society "Novolipetsk Iron And Steel Works" (E)	GSC	Federal Funds Effective Rate +0.85% (M)	TBD	283,000		637	(12)
Public Joint Stock Society "Sberbank of Russia" (E)	GSC	Federal Funds Effective Rate +0.85% (M)	TBD	40,395		495	(24)
Rabigh Refining and Petrochemical Company (E)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	(143,188)		(542)	(55)
Samsung Biologics Co., Ltd (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(2,486)		(1,630)	163
Samsung Electronics Co Ltd (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	48,709		2,520	(97)
Samsung Heavy Industries Co., Ltd (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(182,184)		(856)	26
Samsung Securities Co., Ltd. (E)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(32,306)		(869)	23
Sands China Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	425,200	HKD	14,712	(261)
SATS Ltd. (E)	GSC	Singapore Swap Offer Rate -2.25% (M)	TBD	(313,300)	SGD	(902)	11
Saudi Arabian Oil Company (E)	GSC	Federal Funds Effective Rate -2.93% (M)	TBD	(100,162)		(965)	6
Saudi Kayan Petrochemical Company (E)	GSC	Federal Funds Effective Rate -2.16% (M)	TBD	(408,709)		(1,077)	(197)
SillaJen Inc (E)	GSC	Federal Funds Effective Rate -15.00% (M)	TBD	(23,634)		(243)	8
Sinopec Engineering (Group) Co., Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	697,500	HKD	2,267	(24)
SK Hynix Inc. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	2,718		189	6
S-Oil Corporation (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(17,284)		(812)	49
StarHub Ltd (E)	GSC	Singapore Swap Offer Rate -1.75% (M)	TBD	(835,600)	SGD	(986)	(13)
Taiwan Semiconductor Manufacturing Co Ltd (E)	HSB	Federal Funds Effective Rate +0.25% (M)	TBD	12,249		1,052	(53)
Taiwan Semiconductor Manufacturing Co Ltd (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	23,684		2,033	(104)
Taiwan Semiconductor Manufacturing Co Ltd (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	173,558		2,643	(34)
Tencent Holdings Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	76,700	HKD	40,613	(180)
The Hong Kong And China Gas Company Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(649,972)	HKD	(7,462)	32
Tiger Brands Limited (E)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(51,113)	ZAR	(9,635)	(6)
Total SE (E)	GSC	1W Euribor +0.40% (M)	TBD	5,141	EUR	166	(15)
Trip.com Group Limited (E)	HSB	Federal Funds Effective Rate +0.25% (M)	TBD	67,863		1,970	143
True Corporation Public Company Limited (E)	MSC	Federal Funds Effective Rate -7.38% (M)	TBD	(7,581,900)		(787)	45
United Overseas Bank Limited (E)	GSC	Singapore Swap Offer Rate +0.50% (M)	TBD	47,800	SGD	928	—
Value Partners Group Limited (E)	GSC	1M HIBOR -1.25 (M)	TBD	(914,000)	HKD	(3,254)	32
Vipshop (China) Co., Ltd. (E)	HSB	Federal Funds Effective Rate +0.25% (M)	TBD	17,352		291	(19)
WPG Holdings Limited (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(688,000)		(941)	16
Wynn Macau, Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	517,200	HKD	7,344	(123)
Yamana Gold Inc. (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	118,094		744	(71)
							1,264

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Bristol-Myers Squibb Company (E)	1M LIBOR +0.00% (Q)	BOA	12/21/20	—	—	51
Faurecia (E)	1M LIBOR +0.45% (Q)	BOA	01/28/21	150	—	4
Fiat Chrysler Automobiles N.V. (E)	1M LIBOR +0.45% (Q)	BOA	01/28/21	4,776	—	15
Northview Apartment Real Estate Investment Trust (E)	1M LIBOR +0.70% (Q)	BOA	07/12/21	2,349	—	224
Qiagen N.V. (E)	1M LIBOR +0.45% (Q)	BOA	07/05/21	4,899	—	287
Qiagen N.V. (E)	1M LIBOR +0.45% (Q)	BOA	10/04/21	1,345	—	139
Sunrise Communications AG (E)	1M LIBOR +0.45% (Q)	BOA	08/17/21	4,051	—	(41)
GrandVision (E)	1M LIBOR +0.50% (Q)	GSC	05/04/21	2,608	—	(194)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Ingenico Group (E)	1M LIBOR +0.50% (Q)	GSC	08/03/21	4,596	—	(86)
Naspers Ltd (E)	1M LIBOR +0.75% (Q)	GSC	09/17/21	844	—	(9)
NetEnt AB (publ) (E)	1M LIBOR +0.50% (Q)	GSC	08/03/21	1,056	—	30
Keihin Corporation (E)	3M LIBOR +0.40% (Q)	JPM	04/02/21	1,458	—	55
Leyou Technologies Holdings Limited (E)	3M LIBOR +0.40% (Q)	JPM	08/24/21	248	—	25
Metlifecare Limited (E)	3M LIBOR +0.70% (Q)	JPM	03/10/21	114	—	2
Nissin Kogyo Co.,Ltd. (E)	3M LIBOR +0.74% (Q)	JPM	08/11/20	642	—	22
Qiagen N.V. (E)	3M LIBOR +0.78% (Q)	JPM	04/01/21	248	—	17
SHOWA Corporation (E)	3M LIBOR +0.40% (Q)	JPM	04/02/21	789	—	30
Unilever N.V. (E)	3M LIBOR +0.37% (Q)	JPM	10/01/21	5,168	—	149
					—	720
Total return swap agreements - paying return
EQUITY
Analog Devices, Inc. (E)	1M LIBOR -0.40% (Q)	BOA	10/21/21	(5,361)	—	4
Just Eat Takeaway.Com N.V. (E)	1M LIBOR -0.35% (Q)	BOA	08/30/21	(5,237)	—	(106)
Peugeot SA (E)	1M LIBOR -0.35% (Q)	BOA	01/28/21	(4,367)	—	309
Teladoc Health, Inc. (E)	1M LIBOR -0.40% (Q)	BOA	09/20/21	(2,042)	—	(286)
AON Public Limited Company (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/21/21	(10,437)	—	(1,667)
BorgWarner Inc. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	03/17/21	(2,614)	—	(233)
Chevron Corporation (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	09/21/21	(170)	—	35
Evolution Gaming Group AB (publ) (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	08/03/21	(1,075)	—	(28)
Morgan Stanley (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	03/31/21	(8,044)	—	(753)
Prosus N.V. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	10/18/21	(845)	—	38
Sunrun Inc. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	10/13/21	(581)	—	(149)
The Charles Schwab Corporation (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	01/22/21	(8,662)	—	1,490
Worldline (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	08/03/21	(3,889)	—	131
Morgan Stanley (E)	Federal Funds Effective Rate -0.60% (Q)	JPM	08/23/21	(23)	—	2
Unilever PLC (E)	Federal Funds Effective Rate -0.33% (Q)	JPM	10/04/21	(5,248)	—	(182)
					—	(1,395)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL Multi-Manager Emerging Markets Equity Fund
COMMON STOCKS 95.3%
China 28.2%
51job Inc. - ADR (a)	86	6,670
Alibaba Group Holding Limited (a) (b)	237	8,533
Alibaba Group Holding Limited - ADS (a)	251	73,884
Amoy Diagnostics Co., Ltd.	79	886
Anhui Conch Cement Company Limited - Class H	915	6,347
Anhui Gujing Distillery Co., Ltd.	795	8,843
Autobio Diagnostics Co., Ltd.	259	6,145
Autohome Inc. - Class A - ADR	93	8,917
Baidu, Inc. - Class A - ADR (a)	62	7,912
BeiGene, Ltd. - ADR (a)	5	1,421
BY-HEALTH Co., Ltd.	1,593	4,933
China Construction Bank Corporation - Class H	8,001	5,224
China International Travel Service Company, Limited	148	4,891
China Life Insurance Company Limited - Class H	1,221	2,761
China Longyuan Power Group Corporation Limited - Class H	4,215	2,647
China Tower Corporation Limited	15,794	2,756
China Yangtze Power Co., Ltd. - GDR (a) (c) (d)	58	1,531
Chindata Group Holdings Ltd - ADR (a)	14	216
CNOOC Limited	5,897	5,700
CSC Financial Co., Ltd. (e)	959	1,360
Dongfeng Motor Group Co., Ltd - Class H	3,656	2,289
ENN Energy Holdings Ltd.	166	1,829
Fuyao Glass Industry Group Co., Ltd. - Class A	1,121	5,357
Geely Automobile Holdings Ltd.	1,001	2,018
Guangdong Hisense Home Appliances Co., Ltd.	2,483	4,530
Guangdong Investment Ltd.	3,348	5,337
Guangzhou Automobile Group Co., Ltd. - Class H	7,292	6,123
Hangzhou Tigermed Consulting Co., Ltd (a)	33	478
Hosa International Limited (f)	7,408	—
Huazhu Group Limited (a)	20	877
Industrial and Commercial Bank of China Limited - Class H	6,148	3,207
Innovent Biologics, Inc. (a)	125	934
Joyy Inc. - ADR	86	6,962
Kingdee International Software Group Co. Ltd.	2,638	6,886
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	481	4,077
Meituan Dianping (a)	215	6,788
New Oriental Education & Technology Group - ADR (a)	18	2,697
Ping An Bank Co., Ltd. - Class A	3,089	6,920
Ping An Insurance (Group) Co of China Ltd - Class A	702	7,919
Ping An Insurance (Group) Co of China Ltd - Class H	518	5,369
Postal Savings Bank of China Co., Ltd.	6,879	4,554
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	573	1,147
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	28	1,464
Shenzhou International Group Holdings Limited	1,099	18,768
Silergy Corp.	141	8,376
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	1,568	288
Sinopharm Group Co. Ltd. - Class H	1,061	2,252
TAL Education Group - ADS (a)	68	5,133
Tencent Holdings Limited	865	58,336
Tencent Music Entertainment Group - Class A - ADR (a)	202	2,977
Tongcheng-Elong Holdings Limited (a)	3,706	6,815
Tongdao Liepin Group (a)	3,246	8,137
Travelsky Technology Ltd. - Class H	3,207	6,878
Trip.com Group Limited - ADR (a)	104	3,227
Tsingtao Brewery Co.,Ltd. - Class H	786	6,421
Vipshop (China) Co., Ltd. - ADR (a)	415	6,498
Weibo Corporation - ADR (a) (e)	125	4,568
Wuhan Raycus Fiber Laser Technologies Co., Ltd	132	1,211
Wuliangye Yibin Co., Ltd. - Class A	220	7,173
WuXi AppTec Co., Ltd. (e)	845	12,256
Wuxi Biologics Cayman Inc (a)	98	2,409
Yifeng Pharmacy Chain Co., Ltd.	92	1,342
Zai Lab (PTY) LTD (a)	6	480
Zai Lab (PTY) LTD (a)	12	1,018
Zhejiang Expressway Co. Ltd. - Class H	7,866	5,688
		419,590
Taiwan 10.6%
Accton Technology Corporation	497	3,842
ADDCN Technology Co., Ltd.	715	5,052
Airtac International Group	391	8,899
Delta Electronics Inc.	379	2,489
E. Sun Financial Holding Co. Ltd.	2,486	2,207
Far Eastern New Century Corp.	2,443	2,146
Formosa Plastics Corp.	604	1,646
GlobalWafers Co., Ltd.	286	3,825
Hon Hai Precision Industry Co. Ltd.	3,372	9,063
Kerry TJ Logistics Company Limited	4,710	6,204
Largan Precision Co. Ltd.	8	938
MediaTek Inc.	672	14,222
Realtek Semiconductor Corp.	352	4,522
Sporton International Inc.	915	7,736
Taiwan Secom Co., Ltd.	948	2,760
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	571	46,275
Taiwan Semiconductor Manufacturing Co. Ltd.	1,533	23,160
Uni-President Enterprises Corp.	1,450	3,132
Voltronic Power Technology Corporation	286	9,751
		157,869
South Korea 8.6%
Amorepacific Corporation	28	3,879
Big Hit Entertainment Co Ltd (a) (c)	1	136
Douzon Bizon Co. Ltd.	123	10,942
Honam Petrochemical Corp.	19	3,188
Hyundai Mobis	18	3,505
Koh Young Technology Inc.	73	5,540
LG Chem Ltd.	6	3,557
LG Household & Health Care Ltd.	8	9,601
Nice Information Service Co., Ltd.	459	7,727
Paradise Co., Ltd.	252	2,948
POSCO	31	5,119
S1 Corp.	123	9,212
Samsung Electronics Co. Ltd.	573	28,459
SaraminHR Co., Ltd.	294	5,878
Shinhan Financial Group Co. Ltd.	143	3,354
SK Hynix Inc.	92	6,574
SK Telecom Co. Ltd.	7	1,433
Webcash Corp.	215	12,797
Younglimwon Soft Lab Co., Ltd. (a)	290	3,673
		127,522
India 8.4%
Ambuja Cements Limited	2,660	7,853
Ashok Leyland Limited	3,233	3,275
Asian Paints Limited	153	4,124
Avenue Supermarts Limited (a)	150	4,487
Axis Bank Limited (a)	254	1,468
Bharti Airtel Ltd.	452	2,591
Dabur India Ltd.	217	1,504
Divi's Laboratories Ltd.	257	10,666
Eicher Motors Limited	73	2,184
HDFC Bank Limited - ADR (a)	217	10,849
Hindalco Industries Limited	1,075	2,568
ICICI Bank Limited (a)	1,823	8,843
ICICI Bank Limited - ADR (a)	258	2,539
Indiamart Intermesh Limited	151	10,285
Kotak Mahindra Bank Ltd. (a)	520	8,958
Larsen and Toubro Limited	267	3,282
Oracle Financial Services Software Limited	167	6,952
Power Grid Corporation of India Limited	611	1,349
Reliance Industries Ltd.	181	5,484
Shriram Transport Finance Company Limited	353	2,980
Tech Mahindra Limited	569	6,133
UPL Limited	777	5,339
WNS (Holdings) Limited - ADR (a)	179	11,472
		125,185

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Hong Kong 7.7%
AIA Group Limited	2,459	24,376
ANTA Sports Products Limited	549	5,750
China Gas Holdings Ltd.	662	1,894
China Mengniu Dairy Company Limited	3,932	18,630
China Merchants Bank Co., Ltd. - Class H	742	3,533
China Oilfield Services Ltd. - Class H	2,805	1,964
China Overseas Land & Investment Ltd.	748	1,889
China Resources Enterprise Ltd.	556	3,415
China Resources Gas Group Ltd.	924	4,143
ESR Cayman Limited (a)	693	2,156
Galaxy Entertainment Group Ltd.	984	6,655
Haier Electronics Group Co., Ltd.	1,421	5,169
Kerry Properties Ltd.	300	774
Kingboard Chemical Holdings Ltd.	2,152	7,124
Kunlun Energy Co. Ltd.	7,386	4,886
Longfor Group Holdings Limited	356	2,021
Shimao Property Holdings Limited	1,604	6,687
Techtronic Industries Company Limited	1,050	13,993
		115,059
Russian Federation 6.0%
HeadHunter Group PLC - ADR (e)	589	14,414
Mobile Telesystems PJSC - ADR	159	1,391
Public Joint Stock Society "Inter RAO UES"	27,745	2,000
Public Joint Stock Society "Mobile TeleSystems"	796	3,470
Public Joint Stock Society "Moscow Exchange MICEX-RTS"	5,638	10,613
Public Joint Stock Society "Novatek" - GDR (b)	15	2,013
Public Joint Stock Society "Sberbank of Russia"	1,117	3,268
Public Joint Stock Society "Sberbank of Russia" - ADR	613	7,144
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	4	930
Public Joint Stock Society Oil Company "Lukoil" - ADR	119	6,817
Public Joint Stock Society Oil Company "Rosneft" - GDR (b)	440	2,160
Yandex N.V. - Class A (a) (e)	535	34,937
		89,157
Brazil 4.3%
Banco BTG Pactual S.A.	257	3,307
BRF SA (a)	827	2,703
CCR S.A.	1,634	3,702
Cyrela Brazil Realty SA	148	616
Energisa S/A	152	1,120
Hapvida Participacoes E Investimentos Ltda	526	5,840
Localiza Rent A Car S/A	226	2,282
Lojas Renner S/A.	649	4,589
Magazine Luiza S.A.	149	2,370
Notre Dame Intermedica Participacoes S.A.	623	7,215
Petrobras Distribuidora S/A.	815	2,947
Petroleo Brasileiro SA	1,197	4,226
Raia Drogasil S.A.	252	1,058
Tegma Gestao Logistica SA	1,623	5,999
TOTVS S.A.	1,024	4,915
Vale S.A. - ADR (e)	215	2,270
Vasta Platform Limited - Class A (a)	353	5,440
XP Inc. - Class A (a)	98	4,101
		64,700
Thailand 2.9%
Airports of Thailand Public Company Limited	2,311	4,133
Bangkok Dusit Medical Services Public Company Limited.	7,381	4,539
CP ALL Public Company Limited	3,014	5,753
Humanica Limited	29,270	7,615
Kasikornbank PCL	1,198	2,928
Land and Houses Public Company Limited	22,841	4,911
Union Auction Public Company Limited	28,389	12,556
		42,435
Mexico 2.8%
America Movil SAB de CV - Class L	2,039	1,280
Corporacion Moctezuma S.A.B. de C.V.	2,080	4,985
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Class B (a)	931	4,274
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. - ADR (e)	42	3,355
Grupo Aeroportuario del Sureste SAB de CV - Class B - ADR (a)	40	4,679
Grupo Mexico SAB de CV - Class B	2,256	5,740
Orbia Advance Corporation, S.A.B. de C.V.	5,869	10,284
Regional, S.A.B. De C.V. (a) (e)	764	1,814
Wal - Mart de Mexico, S.A.B. de C.V.	2,303	5,525
		41,936
South Africa 2.5%
Capitec Bank Holdings Ltd.	82	5,071
Clicks Group Ltd.	663	8,795
FirstRand Ltd.	1,552	3,831
Gold Fields Ltd.	225	2,719
Naspers Ltd. - Class N	54	9,666
Old Mutual Ltd. (e)	1,925	1,178
Sanlam Ltd	693	2,155
Sibanye Stillwater (e)	280	771
Telkom SA Ltd.	2,201	3,465
		37,651
United Kingdom 1.7%
Anglo American PLC	101	2,442
Auto Trader Group PLC	1,159	8,419
Coca-Cola HBC AG	10	258
Fresnillo PLC	366	5,635
Hikma Pharmaceuticals Public Limited Company	38	1,257
Wizz Air Holdings PLC (a)	200	7,995
		26,006
Indonesia 1.6%
Bank Mandiri Persero Tbk PT	4,014	1,341
Bank Rakyat Indonesia Persero Tbk PT	26,226	5,379
PT Sarana Menara Nusantara Tbk	87,196	6,082
PT. Bank Central Asia Tbk	5,149	9,394
Unilever Indonesia Tbk PT	2,468	1,346
		23,542
Singapore 1.4%
Haw Par Corp. Ltd.	800	5,471
SEA, Ltd. - ADR (a)	53	8,169
Yangzijiang Shipbuilding (Holdings) Ltd.	9,241	6,722
		20,362
Argentina 1.3%
MercadoLibre S.R.L (a)	16	17,590
YPF Sociedad Anonima - Class D - ADR (a)	529	1,889
		19,479
Poland 1.1%
"Dino Polska" Spolka Akcyjna (a)	93	5,483
Powszechny Zaklad Ubezpieczen Spolka Akcyjna (a)	661	4,239
Wirtualna Polska Holding Spolka Akcyjna (a)	348	6,558
		16,280
United States of America 0.9%
EPAM Systems, Inc. (a)	42	13,534
Malaysia 0.8%
Carlsberg Brewery Malaysia Berhad	1,132	5,637
Heineken Malaysia Berhad	1,120	5,574
		11,211
Luxembourg 0.7%
Globant S.A. (a)	36	6,387
Tenaris SA	736	3,667
		10,054
Vietnam 0.5%
Taisun Int'l (Holding) Corp.	572	2,339
Vietnam Dairy Products Joint Stock Company	1,144	5,404
		7,743
Iceland 0.4%
Marel hf	1,287	6,263
Peru 0.4%
Credicorp Ltd.	48	5,881
Sweden 0.4%
VNV Global AB (publ) (a)	712	5,710

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Japan 0.4%
NEXON Co.,Ltd.	124	3,093
Tokyo Electron Ltd. (e)	9	2,426
		5,519
United Arab Emirates 0.4%
Network International Holdings PLC (a)	1,475	5,217
NMC Health PLC (a) (f)	119	—
Philippines 0.3%
Ayala Land Inc.	1,637	1,005
PLDT Inc.	127	3,522
		4,527
Netherlands 0.2%
ASML Holding	9	3,253
Switzerland 0.2%
LafargeHolcim Ltd.	69	3,123
Hungary 0.2%
OTP Bank Plc (a)	102	3,051
Greece 0.1%
Hellenic Telecommunications Organization SA	109	1,568
Czech Republic 0.1%
Komercni Banka A/S (a)	71	1,496
Austria 0.1%
Erste Group Bank AG	48	1,003
Turkey 0.1%
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras (a)	91	935
Total Common Stocks (cost $1,179,208)		1,416,861
PREFERRED STOCKS 1.3%
Brazil 1.0%
Banco Bradesco S.A. (g)	808	2,800
Braskem S.A - Series A	542	2,016
Gerdau SA	322	1,197
Itau Unibanco Holding S.A. (g)	535	2,151
Petroleo Brasileiro S/A Petrobras. (g)	1,836	6,434
		14,598
South Korea 0.3%
Samsung Electronics Co. Ltd.	106	4,591
Total Preferred Stocks (cost $18,126)		19,189
WARRANTS 0.7%
United States of America 0.4%
Citigroup Global Markets Holdings Inc. (a) (c)	909	5,838
China 0.3%
Citigroup Global Markets Limited (Sinoseal Holding Co Ltd) (a) (f)	758	5,327
Sweden 0.0%
VNV Global AB (publ) (a)	111	96
Total Warrants (cost $10,132)		11,261
INVESTMENT COMPANIES 0.3%
United States of America 0.3%
iShares Core MSCI Emerging Markets ETF	85	4,493
Total Investment Companies (cost $4,446)		4,493
SHORT TERM INVESTMENTS 3.3%
Investment Companies 2.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (h) (i)	28,855	28,855
T. Rowe Price Government Reserve Fund, 0.09% (h) (i)	2,024	2,024
		30,879
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (h) (i)	18,300	18,300
Total Short Term Investments (cost $49,179)		49,179
Total Investments 100.9% (cost $1,261,091)		1,500,983
Other Derivative Instruments (0.0)%		(4)
Other Assets and Liabilities, Net (0.9)%		(13,793)
Total Net Assets 100.0%		1,487,186

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $1,531 and 0.1% of the Fund.

(e) All or a portion of the security was on loan as of September 30, 2020.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Convertible security.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	04/16/20	6,708	8,533	0.6
Public Joint Stock Society "Novatek"	09/25/20	2,031	2,013	0.1
Public Joint Stock Society Oil Company "Rosneft"	04/16/20	2,154	2,160	0.2
		10,893	12,706	0.9

JNL Multi-Manager Emerging Markets Equity Fund – Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	GSC	10/06/20	HKD	2,701	348	—
KRW/USD	DUB	10/05/20	KRW	220,589	189	—
USD/HKD	HSB	10/05/20	HKD	(6,929)	(894)	—
USD/HKD	SSB	10/05/20	HKD	(1,056)	(136)	—
USD/HKD	GSC	10/06/20	HKD	(595)	(77)	—
USD/PHP	SSB	10/02/20	PHP	(573)	(12)	—
USD/ZAR	GSC	10/01/20	ZAR	(1,833)	(110)	(3)
USD/ZAR	SSB	10/02/20	ZAR	(1,391)	(83)	(1)
					(775)	(4)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 95.7%
Japan 18.2%
AS ONE Corporation	16	2,295
BayCurrent Consulting , Inc.	22	3,092
Canon Marketing Japan Inc.	25	491
Capcom Co. Ltd.	35	1,967
Edion Corp. (a)	40	422
eGuarantee, Inc.	78	1,773
Freee K.K. (b)	34	2,586
GungHo Online Entertainment, Inc.	72	1,558
Haseko Corp.	143	1,871
Hennge K.K. (a) (b)	39	2,556
Hosiden Corporation.	42	376
Japan Aviation Electronics Industry Ltd.	64	880
Japan Elevator Service Holdings Co.,Ltd.	67	2,317
Japan Material Co.,Ltd.	143	1,993
JVCKenwood Corporation	44	61
Kanamoto Co. Ltd.	13	296
Kandenko Co., Ltd.	51	414
Kobe Bussan Co., Ltd.	47	2,599
Komeri Co.,Ltd.	14	449
Kumagai Gumi Co., Ltd.	25	637
Lasertec Corporation	51	4,220
Media Do Holdings Co., Ltd.	26	1,880
mixi, Inc. (a)	41	1,115
Nihon M & A Center Inc.	36	2,087
Nishimatsu Construction Co. Ltd.	24	483
NISHIMATSUYA CHAIN Co., Ltd.	29	391
Penta-Ocean Construction Co., Ltd.	120	783
Rakus Co.,Ltd. (a)	124	2,236
Sawai Pharmaceutical Co.,Ltd.	17	852
Sugi Holdings Co., Ltd.	11	756
Sumitomo Forestry Co. Ltd. (a)	29	455
Taikisha Ltd. (a)	8	221
Takeuchi Mfg. Co., Ltd.	32	637
The Hiroshima Bank Ltd. (a) (c)	54	313
Toho Holdings Co. Ltd.	31	669
YAOKO Co., Ltd. (a)	7	557
Yuasa Trading Co. Ltd. (a)	12	368
		46,656
Sweden 8.9%
Avanza Bank Holding AB	158	3,100
Axfood Aktiebolag	51	1,165
Betsson AB	106	816
Biotage AB	99	1,959
Embracer Group Lager 1 AB - Class B (b)	61	1,141
G&L Beijer Ref AB	56	1,838
Getinge AB - Class B	51	1,112
Indutrade Aktiebolag (b)	45	2,394
Inwido AB (publ) (b)	30	306
LeoVegas AB (publ)	80	337
NetEnt AB (publ)	105	895
Nobina AB (publ) (b)	56	367
Nolato AB (publ) (b)	4	429
Paradox Interactive AB (publ)	12	426
Peab AB (b)	84	843
Sectra Aktiebolag (a) (b)	39	2,616
Vitec Software Group AB (publ)	92	3,035
		22,779
United Kingdom 8.7%
Avon Rubber p.l.c.	38	2,105
Cranswick PLC	16	730
Dixons Carphone PLC	384	463
Evraz PLC	321	1,424
Fevertree Drinks PLC	66	1,991
GAN Limited (b)	56	945
Halfords Group PLC	103	243
Hammerson PLC (a) (b)	7	1
Indivior PLC (b)	599	906
Integrafin Holdings PLC (d)	369	2,415
Keller Group PLC	62	488
Morgan Sindall Group PLC	33	487
Phoenix Group Holdings PLC	100	887
Redde Northgate PLC	247	588
Royal Mail PLC	322	992
Softcat PLC	150	2,327
Team17 Group Plc (b)	249	2,242
Trainline PLC (b)	277	1,295
Wizz Air Holdings PLC (b)	44	1,763
		22,292
Canada 5.8%
AGF Holdings Inc. - Class B	280	1,248
B2Gold Corp.	44	287
CAE Inc.	97	1,416
Canaccord Genuity Group Inc.	52	267
Cargojet Inc.	14	2,006
Celestica Inc. (b)	55	381
Cominar REIT	86	476
Descartes Systems Group Inc. (b)	39	2,245
FirstService Corporation	21	2,758
Kinaxis Inc. (b)	16	2,326
The North West Company Inc.	33	891
Transcontinental Inc. - Class A	47	587
		14,888
Taiwan 4.9%
Accton Technology Corporation	5	39
Airtac International Group	72	1,628
Compeq Manufacturing Co., Ltd.	561	800
Coretronic Corp.	202	234
ELAN Microelectronics Corporation	44	223
Everlight Electronics Co., Ltd.	468	603
General Interface Solution Holding Ltd.	414	1,800
Giga-Byte Technology Co. Ltd.	263	692
International Games System Co., Ltd.	10	277
Kindom Construction Corp.	203	276
King Yuan Electronics Co. Ltd.	—	—
Radiant Opto-Electronics Corp.	534	2,055
Simplo Technology Co. Ltd.	140	1,461
Supreme Electronics Co., Ltd.	575	585
Universal Vision Biotechnology Co., Ltd.	206	1,892
		12,565
India 4.7%
Alembic Limited	20	257
Creditaccess Grameen Limited (b)	111	1,129
Granules India Limited	348	1,823
Indian Energy Exchange Limited	784	2,214
Ipca Laboratories Ltd.	28	835
Power Finance Corporation Limited	828	969
Syngene International Ltd. (b)	344	2,598
WNS (Holdings) Limited - ADR (b)	34	2,161
		11,986
Switzerland 4.3%
ALSO Holding AG	3	827
Swissquote Group Holding SA	3	248
Tecan Group AG	5	2,572
VAT Group AG	16	3,052
Zur Rose Group AG (b)	18	4,241
		10,940
Australia 4.0%
Appen Limited	75	1,852
Austal Limited	165	392
Australian Pharmaceutical Industries Ltd.	1,418	1,070
JB Hi-Fi Limited	59	1,991
Metcash Limited	818	1,621
Nanosonics Limited (a) (b)	377	1,541
Zip Co Limited (a) (b)	383	1,734
		10,201
Germany 4.0%
Ceconomy AG (b)	101	495
Eckert & Ziegler Strahlen- Und Medizintechnik Ag	48	2,458
Edge Equipment Ltd	2	30
Evotec SE (b)	55	1,465
HORNBACH Holding AG & Co. KGaA	4	436
Hypoport SE (b)	5	2,857
TAG Immobilien AG	55	1,654

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Wuestenrot & Wuerttembergische AG	48	798
		10,193
Denmark 3.6%
ALK-Abello A/S (b)	8	2,514
Dampskibsselskabet NORDEN A/S	19	305
PER AARSLEFF Holding A/S	9	362
Royal Unibrew A/S	43	4,445
Scandinavian Tobacco Group A/S	36	528
SimCorp A/S	8	1,071
		9,225
Netherlands 3.2%
ASR Nederland N.V.	57	1,921
BAM Group (b)	230	292
BE Semiconductor Industries N.V.	34	1,477
Flow Traders N.V.	20	783
IMCD B.V.	19	2,226
PostNL NV (b)	175	534
Signify N.V. (b)	24	890
		8,123
China 3.1%
China Aoyuan Group Limited	873	898
China Overseas Grand Oceans Group Limited	1,289	743
Daqo New Energy Corp. - ADR (b)	9	1,234
Huaxin Cement Co. Ltd.	850	1,937
Lao Feng Xiang Co. Ltd.	102	304
Silergy Corp.	28	1,663
SITC International Holdings Company Limited	274	381
Tianneng Power International Limited (a)	282	509
West China Cement Ltd.	1,528	227
		7,896
South Korea 3.0%
Daeduck Electronics Co., Ltd. (b)	72	658
Daesang Corporation	31	689
DGB Financial Group	86	402
Dongkook Pharmaceutical Co., Ltd.	21	490
Douzon Bizon Co. Ltd.	21	1,837
GS Home Shopping Inc.	2	269
Kiwoom Securities Co., Ltd.	5	448
Korea Kolmar Holdings Co.,Ltd	5	278
Korea Petrochemical Ind. Co., Ltd	6	877
LG International Corp.	29	384
Lotte Hi Mart Co., Ltd.	13	328
Seegene, Inc.	3	685
SK Networks Co. Ltd.	70	286
		7,631
Brazil 2.7%
Azul S.A. - ADR (a) (b)	145	1,911
Companhia De Saneamento Do Pardo - Sanepardo	166	748
Empreendimentos Pague Menos S.A (b)	1,027	1,685
Grupo SBF S/A (b)	271	1,221
Qualicorp S.A.	106	646
Transmissora Alianca de Energia Eletrica S.A.	122	607
		6,818
Italy 2.5%
Amplifon S.p.A (b)	71	2,553
Azimut Holding S.p.A.	16	282
Interpump Group SpA	61	2,258
Unipol Gruppo Finanziario S.P.A. (b)	296	1,295
		6,388
Malta 1.3%
Kambi Group PLC (b)	101	3,293
Norway 1.2%
Eurizon Opportunita	68	351
Pexip Holding ASA (b)	309	2,757
		3,108
Singapore 1.1%
BW LPG PTE. LTD.	110	456
IGG Singapore Pte Ltd.	536	615
Sheng Siong Group Ltd.	398	471
Yanlord Land Group Limited	1,605	1,335
		2,877
Belgium 1.1%
Bpost (b)	55	484
Unifiedpost Group (b)	91	2,354
		2,838
Faroe Islands 0.9%
P/F Bakkafrost Sales (b)	35	2,232
France 0.9%
Fnac Darty (b)	6	276
SOITEC (b)	13	1,923
		2,199
United States of America 0.8%
Elastic NV (b)	20	2,146
Luxembourg 0.8%
Globant S.A. (b)	12	2,086
Russian Federation 0.7%
HeadHunter Group PLC - ADR	77	1,884
Jersey 0.7%
Centamin PLC	717	1,870
Ireland 0.7%
Keywords Studios PLC	66	1,842
Spain 0.7%
Pharma Mar, S.A. (a)	14	1,772
Indonesia 0.6%
PT. Bank Tabungan Pensiunan Nasional Syariah	7,197	1,595
Israel 0.5%
Plus500 Ltd	69	1,404
United Arab Emirates 0.5%
Network International Holdings PLC (b)	340	1,201
Turkey 0.5%
Dogan Sirketler Grubu Holding A.S.	1,661	511
Migros Ticaret Anonim Sirketi (b)	65	346
Tekfen Holding Anonim Sirketi	163	313
		1,170
Mexico 0.4%
Qualitas Controladora, S.A.B. De C.V. - Class I	11	40
Regional, S.A.B. De C.V. (b)	437	1,038
		1,078
Hong Kong 0.3%
United Laboratories International Holdings Ltd	520	538
Yuexiu Property Co. Ltd.	1,360	266
		804
Thailand 0.2%
AP (Thailand) Public Company Limited	1,881	344
Origin Property Public Company Limited	1,153	231
		575
Malaysia 0.2%
Kossan Rubber Industries Bhd	153	505
Total Common Stocks (cost $197,294)		245,060
WARRANTS 0.6%
China 0.6%
Citigroup Global Markets Limited (Sinoseal Holding Co Ltd) (b) (c)	234	1,647
Total Warrants (cost $1,569)		1,647
PREFERRED STOCKS 0.6%
Brazil 0.4%
Companhia Paranaense de Energia Copel - Series B	105	1,160
Germany 0.2%
Dragerwerk AG & Co. KGaA (e)	5	461
Total Preferred Stocks (cost $1,715)		1,621
PARTICIPATORY NOTES 0.6%
China 0.6%
Citigroup Global Markets Limited (Anhui Sunhere Pharmaceutical Excipients Co Ltd ) (b)	420	1,553
Total Participatory Notes (cost $1,620)		1,553

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 2.5%
Investment Companies 2.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (f) (g)	6,411	6,411
Total Short Term Investments (cost $6,411)		6,411
Total Investments 100.0% (cost $208,609)		256,292
Other Assets and Liabilities, Net (0.0)%		(109)
Total Net Assets 100.0%		256,183

(a) All or a portion of the security was on loan as of September 30, 2020.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Multi-Manager International Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Integrafin Holdings PLC	01/30/20	2,429	2,415	0.9

JNL Multi-Manager International Small Cap Fund– Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	UBS	10/06/20	HKD	(839)	(108)	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 93.4%
Information Technology 16.6%
Amdocs Limited	40	2,268
Amphenol Corporation - Class A	109	11,837
Arista Networks, Inc. (a)	11	2,359
Aspen Technology, Inc. (a)	29	3,684
Autodesk, Inc. (a)	16	3,765
Black Knight, Inc. (a)	54	4,701
CDW Corp.	42	5,032
Coherent Inc. (a)	31	3,439
DocuSign, Inc. (a)	6	1,291
DXC Technology Company	96	1,714
Flex Ltd. (a)	404	4,499
Genpact Limited	117	4,557
Hewlett Packard Enterprise Company	243	2,277
Keysight Technologies, Inc. (a)	46	4,544
Lam Research Corp.	13	4,412
Leidos Holdings Inc.	37	3,299
MAXIMUS Inc.	59	4,036
Medallia, Inc. (a) (b)	292	8,007
Motorola Solutions Inc.	20	3,199
NCR Corporation (a)	84	1,858
New Relic, Inc. (a)	74	4,199
Nuance Communications, Inc. (a)	81	2,702
Nutanix, Inc. - Class A (a)	95	2,107
Okta, Inc. - Class A (a)	36	7,699
On Semiconductor Corporation (a)	72	1,558
Palo Alto Networks, Inc. (a)	38	9,301
Proofpoint, Inc. (a)	46	4,855
Pure Storage, Inc. - Class A (a)	434	6,676
Q2 Holdings, Inc. (a)	29	2,642
ServiceNow, Inc. (a)	14	6,790
Skyworks Solutions, Inc.	19	2,808
Smartsheet Inc. - Class A (a)	172	8,525
SolarEdge Technologies Ltd. (a)	20	4,767
Splunk Inc. (a)	80	15,145
Synopsys Inc. (a)	31	6,441
Western Digital Corporation	64	2,354
Workday, Inc. - Class A (a)	67	14,414
Xilinx, Inc.	37	3,826
Zebra Technologies Corp. - Class A (a)	7	1,755
Zendesk, Inc. (a)	37	3,808
Zscaler, Inc. (a)	63	8,934
		202,084
Health Care 15.9%
Alexion Pharmaceuticals, Inc. (a)	30	3,399
Align Technology, Inc. (a)	23	7,529
Avantor, Inc. (a)	242	5,440
Baxter International Inc.	8	628
BioMarin Pharmaceutical Inc. (a)	41	3,119
Bio-Rad Laboratories, Inc. - Class A (a)	17	8,814
Bio-Techne Corporation	51	12,585
Cantel Medical Corp.	88	3,889
Catalent Inc. (a)	146	12,480
Cooper Cos. Inc.	36	12,018
Dentsply Sirona Inc.	548	23,947
Edwards Lifesciences Corporation (a)	125	10,017
Envista Holdings Corporation (a)	112	2,777
Globus Medical Inc. - Class A (a)	44	2,193
Hill-Rom Holdings Inc.	50	4,142
Icon Public Limited Company (a)	23	4,433
ICU Medical, Inc. (a)	33	5,976
Integra LifeSciences Holdings Corp. (a)	152	7,201
Masimo Corp. (a)	23	5,429
Merit Medical Systems Inc. (a)	126	5,478
Molina Healthcare, Inc. (a)	16	2,874
Quest Diagnostics Incorporated	41	4,706
Smith & Nephew PLC - ADR	259	10,108
Syneos Health, Inc. - Class A (a)	73	3,870
Universal Health Services Inc. - Class B	7	710
Varian Medical Systems, Inc. (a)	7	1,288
Veeva Systems Inc. - Class A (a)	39	10,826
Waters Corp. (a)	37	7,240
West Pharmaceutical Services Inc.	23	6,185
Wright Medical Group N.V. (a)	125	3,830
		193,131
Financials 14.9%
AFLAC Incorporated	100	3,653
Alleghany Corporation	11	5,725
American Financial Group, Inc.	64	4,273
Arch Capital Group Ltd. (a)	144	4,221
Arthur J Gallagher & Co.	144	15,166
Chubb Limited	102	11,855
Commerce Bancshares Inc.	36	2,026
Cullen/Frost Bankers Inc. (b)	73	4,700
E*TRADE Financial Corp.	36	1,777
Everest Re Group, Ltd.	85	16,948
First Republic Bank	41	4,515
MetLife, Inc.	103	3,840
Morningstar Inc.	14	2,168
Northern Trust Corp.	203	15,814
Old Republic International Corp.	166	2,447
Progressive Corp.	53	5,008
Prosperity Bancshares Inc.	155	8,054
Reinsurance Group of America, Incorporated	16	1,526
SVB Financial Group (a)	20	4,692
TCF Financial Corporation	99	2,313
TD Ameritrade Holding Corporation	80	3,136
The Charles Schwab Corporation	192	6,963
The Hartford Financial Services Group, Inc.	110	4,055
The Travelers Companies, Inc.	157	16,981
TowneBank	32	529
Tradeweb Markets Inc. - Class A	143	8,323
UMB Financial Corp.	22	1,072
Valley National Bancorp	306	2,095
W. R. Berkley Corporation	93	5,696
Western Alliance Bancorp	126	3,984
White Mountains Insurance Group Ltd	6	4,397
Zions Bancorp	116	3,401
		181,353
Industrials 13.9%
ABB Ltd - ADR	27	696
AGCO Corporation	75	5,570
Alaska Air Group, Inc.	25	927
AMETEK, Inc.	173	17,226
Clarivate PLC (a)	435	13,468
Copart Inc. (a)	33	3,502
Fortive Corporation	179	13,642
Graco Inc.	12	714
Hubbell Inc.	30	4,078
IDEX Corporation	43	7,752
JB Hunt Transport Services Inc.	29	3,652
L3Harris Technologies, Inc.	22	3,669
Landstar System Inc.	39	4,844
Lincoln Electric Holdings Inc.	6	575
Lindsay Corp.	34	3,270
ManpowerGroup Inc.	52	3,798
Masonite International Corporation (a)	62	6,101
Mueller Water Products Inc. - Class A	410	4,259
Nordson Corp.	14	2,685
Old Dominion Freight Line Inc.	21	3,781
Owens Corning Inc.	73	5,058
Parker-Hannifin Corporation	23	4,674
Regal-Beloit Corp.	29	2,685
Republic Services Inc.	25	2,287
Rexnord Corporation	86	2,566
Rockwell Automation Inc.	33	7,172
Schneider Electric SE - ADR	28	690
Teledyne Technologies Inc. (a)	11	3,288
Textron Inc.	132	4,775
Toro Co.	92	7,734
Trane Technologies Public Limited Company	42	5,129
United Rentals Inc. (a)	16	2,871
Vertiv Holdings, LLC - Class A (a)	295	5,109
Waste Connections, Inc.	45	4,629
WillScot Mobile Mini Holdings Corp. - Class A (a)	145	2,419

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Xylem Inc.	40	3,318
		168,613
Consumer Staples 10.4%
Archer-Daniels-Midland Company	159	7,378
Beiersdorf Aktiengesellschaft - ADR	405	9,250
Brown-Forman Corp. - Class B	37	2,787
Calavo Growers Inc.	22	1,459
Cal-Maine Foods Inc. (a)	229	8,804
Campbell Soup Company	58	2,830
Casey's General Stores Inc.	36	6,360
Church & Dwight Co. Inc.	27	2,530
Diageo PLC - ADR	68	9,326
Henkel AG & Co. KGaA - ADR	177	4,096
Hershey Co.	97	13,933
Hormel Foods Corp.	39	1,921
JM Smucker Co.	87	10,050
Lamb Weston Holdings Inc.	134	8,880
Molson Coors Beverage Company - Class B	91	3,054
Performance Food Group Company (a)	151	5,228
Pernod Ricard - ADR	95	3,041
Sanderson Farms Inc.	79	9,263
Sysco Corp.	74	4,617
The Kroger Co.	86	2,902
Treehouse Foods, Inc. (a)	97	3,931
Tyson Foods Inc. - Class A	68	4,021
		125,661
Consumer Discretionary 7.9%
Advance Auto Parts, Inc.	64	9,824
Aptiv PLC	101	9,278
BorgWarner Inc.	163	6,332
Carvana Co. - Class A (a)	28	6,134
Chewy, Inc. - Class A (a) (b)	48	2,643
Darden Restaurants Inc.	53	5,349
Dunkin' Brands Group Inc.	81	6,676
Hasbro, Inc.	58	4,806
Las Vegas Sands Corp.	56	2,618
Marriott International, Inc. - Class A	27	2,500
Ross Stores Inc.	76	7,017
Service Corp. International	98	4,142
Tractor Supply Co.	71	10,177
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	49	10,863
Vail Resorts, Inc.	11	2,247
Yum! Brands, Inc.	51	4,647
		95,253
Real Estate 4.6%
Alexandria Real Estate Equities, Inc.	35	5,600
American Homes 4 Rent - Class A	120	3,432
Americold Realty Trust	107	3,811
AvalonBay Communities, Inc.	16	2,418
Boston Properties Inc.	28	2,213
CBRE Group, Inc. - Class A (a)	15	689
Equity Commonwealth	535	14,248
Healthcare Realty Trust Inc.	71	2,145
Healthcare Trust of America, Inc. - Class A	124	3,221
Highwoods Properties Inc.	108	3,632
Lamar Advertising Co. - Class A	66	4,356
National Retail Properties, Inc.	79	2,726
Public Storage	15	3,441
Starwood Property Trust, Inc.	233	3,517
		55,449
Materials 4.1%
AptarGroup, Inc.	110	12,544
ARD Holdings S.A. - Class A	117	1,641
Avery Dennison Corporation	47	6,047
Ball Corporation	66	5,478
Eastman Chemical Co.	57	4,453
Martin Marietta Materials Inc.	3	709
Packaging Corporation of America	34	3,740
Reliance Steel & Aluminum Co.	43	4,367
Reynolds Consumer Products LLC	98	3,013
Steel Dynamics Inc.	147	4,223
Westlake Chemical Corporation	63	4,014
		50,229
Utilities 2.9%
Alliant Energy Corporation	82	4,235
Ameren Corporation	69	5,425
California Water Service Group	50	2,173
DTE Energy Company	23	2,680
Essential Utilities, Inc.	114	4,598
Eversource Energy	56	4,654
Middlesex Water Co.	10	602
SJW Corp.	114	6,935
Xcel Energy Inc.	63	4,348
		35,650
Communication Services 1.3%
Expedia Group, Inc.	27	2,476
Interpublic Group of Cos. Inc.	205	3,417
John Wiley & Sons Inc. - Class A	56	1,764
Live Nation Entertainment, Inc. (a)	56	3,017
ViacomCBS Inc. - Class B	83	2,325
World Wrestling Entertainment, Inc. - Class A	69	2,776
		15,775
Energy 0.9%
Cimarex Energy Co.	77	1,866
Devon Energy Corporation	169	1,599
Parsley Energy Inc. - Class A	162	1,516
Pioneer Natural Resources Co.	35	2,984
Valero Energy Corporation	55	2,370
		10,335
Total Common Stocks (cost $1,017,655)		1,133,533
PREFERRED STOCKS 1.7%
Health Care 0.9%
Becton, Dickinson and Company, 6.00%, 06/01/23 (c)	200	10,540
Financials 0.5%
MetLife, Inc., 5.63%, (callable at 25 beginning 06/15/23) (d)	23	633
MetLife, Inc., 4.75%, (callable at 25 beginning 03/15/25) (d)	49	1,273
The Charles Schwab Corporation, 5.95%, (callable at 100 beginning 06/01/21) (d)	58	1,497
U.S. Bancorp - Series F, 6.50%, (callable at 25 beginning 01/15/22) (d)	45	1,191
U.S. Bancorp, 3.50%, (callable at 25 beginning 11/12/20) (d)	52	1,194
		5,788
Utilities 0.3%
Essential Utilities, Inc., 6.00%, 04/30/22 (c)	81	4,315
Total Preferred Stocks (cost $20,313)		20,643
SHORT TERM INVESTMENTS 5.1%
Investment Companies 4.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (e) (f)	59,187	59,187
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (e) (f)	3,157	3,157
Total Short Term Investments (cost $62,344)		62,344
Total Investments 100.2% (cost $1,100,312)		1,216,520
Other Assets and Liabilities, Net (0.2)%		(2,483)
Total Net Assets 100.0%		1,214,037

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Convertible security.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 97.4%
Information Technology 28.7%
1Life Healthcare, Inc. (a)	105	2,982
2U, Inc. (a)	264	8,949
ACI Worldwide, Inc. (a)	563	14,710
Advanced Energy Industries, Inc. (a)	70	4,391
Arco Platform Limited - Class A (a)	126	5,154
Aspen Technology, Inc. (a)	180	22,755
Avalara, Inc.	194	24,763
Avaya Holdings Corp. (a)	434	6,603
Bill.Com Holdings Inc. (a)	340	34,105
Black Knight, Inc. (a)	126	10,954
Blackline, Inc. (a)	465	41,729
Brooks Automation Inc.	381	17,625
Cabot Microelectronics Corporation	61	8,780
CEVA Inc. (a)	85	3,366
Cornerstone OnDemand, Inc. (a)	72	2,602
Coupa Software Incorporated (a)	55	15,130
DocuSign, Inc. (a)	68	14,557
Dropbox, Inc. - Class A (a)	191	3,675
Duck Creek Technologies, Inc. (a) (b)	644	29,277
Dynatrace Holdings LLC (a)	238	9,778
Enphase Energy, Inc. (a)	270	22,312
Entegris, Inc.	84	6,239
Envestnet, Inc. (a)	59	4,529
Everbridge, Inc. (a)	61	7,730
EVO Payments, Inc. - Class A (a)	355	8,838
Fair Isaac Corporation (a)	18	7,716
Five9 Inc. (a)	72	9,282
Globant S.A. (a)	33	5,933
GoDaddy Inc. - Class A (a)	71	5,357
Health Catalyst, Inc. (a)	113	4,133
HubSpot Inc. (a)	22	6,399
Itron Inc. (a)	50	3,047
Jack Henry & Associates Inc.	35	5,739
Lattice Semiconductor Corp. (a)	391	11,324
Limelight Networks, Inc. (a)	799	4,605
LivePerson, Inc. (a)	763	39,705
Liveramp, Inc. (a)	118	6,129
MACOM Technology Solutions Holdings, Inc. (a)	322	10,950
MAXIMUS Inc.	67	4,604
Medallia, Inc. (a) (b)	183	5,018
MKS Instruments, Inc.	50	5,490
Monolithic Power Systems Inc.	20	5,694
nCino, Inc. (a) (b)	150	11,989
NVE Corp.	43	2,108
Onto Innovation Inc. (a)	118	3,504
OSI Systems Inc. (a)	133	10,293
Paycom Software, Inc. (a)	74	22,987
Paylocity Holding Corporation (a)	37	5,941
Pluralsight, Inc. - Class A (a)	816	13,978
Proofpoint, Inc. (a)	99	10,425
PROS Holdings, Inc. (a)	61	1,937
Q2 Holdings, Inc. (a)	96	8,720
Repay Holdings Corporation - Class A (a)	141	3,325
RingCentral, Inc. - Class A (a)	71	19,459
Science Applications International Corp.	89	7,019
Semtech Corp. (a)	168	8,892
Shift4 Payments, LLC - Class A (a)	73	3,511
ShotSpotter, Inc. (a) (b)	133	4,116
Silicon Laboratories Inc. (a)	43	4,229
Sprout Social, Inc. - Class A (a)	419	16,122
SPS Commerce, Inc. (a)	341	26,576
The Trade Desk, Inc. - Class A (a)	10	5,395
Upland Software, Inc. (a)	252	9,500
Varonis Systems, Inc. (a)	91	10,451
Viavi Solutions Inc. (a)	421	4,938
Virtusa Corporation (a)	72	3,538
Wex, Inc. (a)	33	4,655
Wix.Com Ltd. (a)	35	8,996
WNS (Holdings) Limited - ADR (a)	194	12,358
Workiva Inc. - Class A (a)	130	7,242
Zendesk, Inc. (a)	76	7,827
Zscaler, Inc. (a)	29	4,094
		736,783
Health Care 25.0%
ACADIA Pharmaceuticals Inc. (a)	54	2,229
Acceleron Pharma Inc. (a)	60	6,801
Adaptimmune Therapeutics PLC - ADR (a)	259	2,066
Allogene Therapeutics, Inc. (a)	80	3,021
Amicus Therapeutics, Inc. (a)	342	4,826
Apellis Pharmaceuticals, Inc. (a)	131	3,967
Arcus Biosciences, Inc. (a) (b)	105	1,806
Arena Pharmaceuticals, Inc. (a)	47	3,484
argenx SE - ADR (a)	22	5,880
Arrowhead Pharmaceuticals Inc (a)	113	4,857
Ascendis Pharma A/S - ADR (a)	22	3,449
Assembly Biosciences, Inc. (a)	100	1,647
AtriCure, Inc. (a)	253	10,095
Autolus Therapeutics PLC - ADS (a)	265	3,080
Avidity Biosciences, Inc. (a)	66	1,871
Axsome Therapeutics, Inc. (a)	53	3,812
Beam Therapeutics Inc. (a) (b)	50	1,228
Biohaven Pharmaceutical Holding Company Ltd. (a)	49	3,185
BioLife Solutions, Inc. (a)	111	3,214
Bioxcel Therapeutics, Inc. (a)	53	2,318
Bluebird Bio, Inc. (a)	133	7,157
Blueprint Medicines Corporation (a)	114	10,603
Bridgebio Pharma, Inc. (a) (b)	79	2,953
Cardiovascular Systems Inc. (a)	324	12,754
Castle Biosciences, Inc. (a)	154	7,900
Celyad SA - ADR (a) (b)	68	675
Charles River Laboratories International Inc. (a)	62	14,169
ChemoCentryx, Inc. (a)	55	3,025
Cidara Therapeutics Inc. (a) (b)	317	903
Compass Pathways PLC - ADR (a)	31	1,099
Conmed Corp.	151	11,863
Constellation Pharmaceuticals, Inc. (a)	89	1,793
CRISPR Therapeutics AG (a)	20	1,648
Cryoport, Inc. (a) (b)	293	13,859
Cytomx Therapeutics, Inc. (a)	394	2,620
Editas Medicine, Inc. (a)	103	2,879
Enanta Pharmaceuticals, Inc. (a)	106	4,864
Encompass Health Corporation	72	4,662
Epizyme, Inc. (a)	232	2,764
Equillium, Inc. (a) (b)	192	1,107
Esperion Therapeutics, Inc. (a) (b)	270	10,036
Evolent Health, Inc. - Class A (a)	378	4,694
Exact Sciences Corporation (a)	109	11,153
Fate Therapeutics, Inc. (a) (b)	242	9,695
Flexion Therapeutics, Inc. (a) (b)	615	6,405
Frequency Therapeutics, Inc. (a) (b)	70	1,339
Generation Bio Co. (a)	75	2,312
Glaukos Corp. (a)	88	4,368
Gossamer Bio, Inc. (a)	159	1,977
GW Pharmaceuticals plc - ADS (a) (b)	63	6,160
Halozyme Therapeutics, Inc. (a)	463	12,184
Hanger, Inc. (a)	110	1,743
Harvard Bioscience Inc. (a)	548	1,649
HealthEquity, Inc. (a)	215	11,022
Horizon Therapeutics Public Limited Company (a)	210	16,286
Immunomedics Inc. (a)	89	7,602
Insmed Inc. (a)	350	11,246
Inspire Medical Systems Inc. (a)	49	6,280
Intellia Therapeutics, Inc. (a) (b)	34	676
Intercept Pharmaceuticals, Inc. (a) (b)	31	1,281
Invitae Corporation (a) (b)	145	6,286
Iovance Biotherapeutics Inc. (a) (b)	268	8,834
iRhythm Technologies Inc. (a)	36	8,467
Jounce Therapeutics Inc. (a)	261	2,128
Kindred Healthcare Inc. (a)	493	2,115
Kodiak Sciences, Inc. (a)	58	3,440
Krystal Biotech, Inc. (a)	48	2,069
Kura Oncology, Inc. (a)	251	7,672
LHC Group, Inc. (a)	125	26,489
Ligand Pharmaceuticals Incorporated (a) (b)	105	10,022
MacroGenics Inc. (a)	93	2,355

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Masimo Corp. (a)	45	10,519
Merit Medical Systems Inc. (a)	152	6,634
Mesa Laboratories, Inc.	34	8,612
Mirati Therapeutics, Inc. (a)	35	5,832
Momenta Pharmaceuticals, Inc. (a)	106	5,552
Myokardia, Inc. (a)	28	3,858
Myovant Sciences Ltd. (a)	161	2,257
Natera, Inc. (a)	111	8,033
National Research Corp. - Class A	283	13,914
Neogenomics Laboratories, Inc. (a)	311	11,481
Neoleukin Therapeutics, Inc. (a)	188	2,253
Neurocrine Biosciences, Inc. (a)	101	9,718
Nevro Corp. (a)	45	6,263
NuVasive Inc. (a)	126	6,130
Oric Pharmaceuticals, Inc. (a) (b)	80	2,005
Oxford Immunotec Global PLC (a)	249	2,909
Pacira Biosciences, Inc. (a)	71	4,275
Paratek Pharmaceuticals Inc. (a) (b)	397	2,148
Penumbra, Inc. (a)	50	9,641
PMV Pharmaceuticals, Inc. (a)	48	1,699
Quanterix Corporation (a) (b)	92	3,101
Reata Pharmaceuticals, Inc. - Class A (a)	20	1,900
Repligen Corporation (a)	88	12,999
Replimune Group, Inc. (a)	102	2,337
Royalty Pharma PLC - Class A	220	9,237
Sage Therapeutics Inc. (a)	44	2,692
Sangamo Therapeutics Inc. (a)	58	544
Shockwave Medical, Inc. (a)	87	6,587
Silk Road Medical, Inc. (a) (b)	76	5,124
Spero Therapeutics, Inc. (a) (b)	236	2,636
Springworks Therapeutics, Inc. (a)	46	2,178
Symbion, Inc. (a)	272	5,948
Tabula Rasa HealthCare Inc. (a) (b)	74	3,013
Tandem Diabetes Care Inc. (a)	94	10,612
Turning Point Therapeutics, Inc. (a)	78	6,828
Twist Bioscience Corporation (a)	49	3,685
U. S. Physical Therapy, Inc.	169	14,699
Ultragenyx Pharmaceutical Inc. (a)	50	4,151
Vapotherm, Inc. (a)	102	2,967
Veracyte, Inc. (a)	292	9,474
Vericel Corporation (a)	398	7,374
West Pharmaceutical Services Inc.	32	8,692
Xencor, Inc. (a)	43	1,687
		642,316
Industrials 14.2%
AAON, Inc.	435	26,220
Advanced Drainage Systems, Inc.	251	15,675
Alta Equipment Group Inc. - Class A (a) (b)	1,097	8,591
Axone Intelligence Inc. (a)	420	38,000
Chart Industries, Inc. (a)	187	13,130
Columbus Mckinnon Corp.	248	8,209
CoStar Group, Inc. (a)	24	20,458
Douglas Dynamics, Inc.	225	7,700
ESCO Technologies Inc.	18	1,488
Evoqua Water Technologies Corp. (a) (b)	204	4,335
Generac Holdings Inc. (a)	37	7,149
HEICO Corp. - Class A	199	17,609
IDEX Corporation	28	5,126
John Bean Technologies Corp.	73	6,699
Kornit Digital Ltd. (a)	439	28,498
Lawson Products Inc. (a)	162	6,657
Mercury Systems Inc. (a)	330	25,562
MSA Safety Inc.	85	11,396
Nordson Corp.	29	5,567
Omega Flex Inc. (b)	124	19,475
Pentair Public Limited Company	126	5,746
Plug Power Inc. (a) (b)	155	2,081
RBC Bearings Incorporated (a)	52	6,318
Rush Enterprises Inc. - Class A	154	7,759
Saia, Inc. (a)	37	4,721
Simpson Manufacturing Co. Inc.	59	5,730
SiteOne Landscape Supply, Inc. (a)	117	14,211
SunRun Inc. (a)	37	2,843
Tetra Tech, Inc.	74	7,105
Titan Machinery Inc. (a)	391	5,179
Trex Company, Inc. (a)	215	15,330
Watts Water Technologies Inc. - Class A	43	4,355
Woodward Governor Co.	86	6,910
		365,832
Consumer Discretionary 11.7%
Boot Barn Holdings, Inc. (a)	291	8,183
Bright Horizons Family Solutions Inc. (a)	134	20,269
Brunswick Corp.	110	6,510
Caesars Entertainment, Inc. (a)	143	8,000
Chegg, Inc. (a)	254	18,091
Churchill Downs Inc.	59	9,705
ETSY, Inc. (a)	152	18,490
Fox Factory Holding Corp. (a)	502	37,293
Frontdoor, Inc. (a)	35	1,353
FTI Consulting Inc. (a)	107	11,362
GAN Limited (a) (b)	288	4,872
Helen of Troy Ltd (a)	31	5,922
Liquidity Services, Inc. (a)	135	1,007
Lithia Motors Inc. - Class A	14	3,148
Marriott Vacations Worldwide Corporation	99	8,972
Meritage Homes Corporation (a)	23	2,589
Motorcar Parts of America Inc. (a)	111	1,731
Ollie's Bargain Outlet Holdings Inc. (a)	549	48,028
OneSpaWorld Holdings Limited (b)	799	5,191
Planet Fitness, Inc. - Class A (a)	175	10,838
Pool Corporation	25	8,270
Regis Corp. (a)	410	2,515
Skyline Corp. (a)	67	1,799
Sonic Automotive, Inc. - Class A	265	10,632
Strategic Education, Inc.	118	10,743
Tempur Sealy International, Inc. (a)	85	7,552
The Lovesac Company (a) (b)	204	5,661
The Wendy's Company	168	3,739
TopBuild Corp. (a)	51	8,756
Wingstop Inc.	43	5,958
YETI Holdings, Inc. (a)	98	4,427
		301,606
Financials 6.7%
Assetmark Financial Holdings, Inc. (a)	62	1,354
eHealth, Inc. (a)	176	13,888
Executive Network Partnering Corporation (a)	167	4,219
FactSet Research Systems Inc.	54	17,960
Focus Financial Partners Inc. - Class A (a)	196	6,425
Goosehead Insurance, Inc. - Class A	151	13,060
Interactive Brokers Group, Inc.	445	21,522
James River Group, Inc.	149	6,626
Lemonade, Inc. (a) (b)	33	1,619
LendingTree, Inc. (a) (b)	19	5,865
MarketAxess Holdings Inc.	40	19,102
Morningstar Inc.	133	21,289
Oportun Financial Corporation (a)	492	5,801
Pinnacle Financial Partners, Inc.	165	5,887
Primerica, Inc.	49	5,533
Proptech Acquisition Corporation - Class A (a)	640	7,121
The PRA Group, Inc. (a)	149	5,941
Victory Capital Holdings, Inc. - Class A (b)	228	3,857
Walker & Dunlop, Inc.	72	3,838
		170,907
Communication Services 5.9%
Auto Trader Group PLC	4,415	32,056
Autohome Inc. - Class A - ADR	394	37,779
Bandwidth Inc. - Class A (a) (b)	98	17,167
Boingo Wireless, Inc. (a)	394	4,019
EverQuote, Inc. - Class A (a)	244	9,450
GoHealth, LLC - Class A (a) (b)	186	2,422
Magnite, Inc. (a) (b)	1,840	12,777
Match Group, Inc. (a)	34	4,062
Rightmove PLC	3,606	29,064
Rumbleon Inc. - Class B (a)	23	602
Vonage Holdings Corp. (a)	211	2,160
		151,558

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Consumer Staples 3.4%
Bellring Brands, LLC - Class A (a)	331	6,863
Beyond Meat, Inc. (a) (b)	27	4,507
BJ's Wholesale Club Holdings, Inc. (a)	119	4,937
Casey's General Stores Inc.	35	6,218
E.L.F. Beauty, Inc. (a)	301	5,529
Freshpet Inc. (a)	133	14,861
Grocery Outlet Holding Corp. (a)	404	15,883
Hostess Brands, Inc. - Class A (a) (b)	696	8,587
Performance Food Group Company (a)	194	6,727
PriceSmart Inc.	112	7,414
The Chefs' Warehouse, Inc. (a)	400	5,823
		87,349
Materials 1.1%
Amyris, Inc. (a)	428	1,250
Amyris, Inc. (a) (b)	185	542
Ingevity Corporation (a)	105	5,201
Luxfer Holdings PLC	621	7,790
Materion Corp.	122	6,348
UFP Industries, Inc.	137	7,719
		28,850
Real Estate 0.7%
Americold Realty Trust	153	5,480
Innovative Industrial Properties, Inc.	58	7,206
Rexford Industrial Realty, Inc.	127	5,793
		18,479
Total Common Stocks (cost $1,961,203)		2,503,680
SHORT TERM INVESTMENTS 6.6%
Securities Lending Collateral 4.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	102,960	102,960
Investment Companies 2.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	65,409	65,409
Total Short Term Investments (cost $168,369)		168,369
Total Investments 104.0% (cost $2,129,572)		2,672,049
Other Assets and Liabilities, Net (4.0)%		(101,706)
Total Net Assets 100.0%		2,570,343

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 97.6%
Industrials 25.8%
Acuity Brands, Inc.	59	6,028
Advanced Drainage Systems, Inc.	79	4,915
Aerojet Rocketdyne Holdings, Inc. (a)	227	9,043
Air Lease Corporation - Class A	453	13,339
AMERCO	20	7,120
American Woodmark Corporation (a)	174	13,603
Beacon Roofing Supply, Inc. (a)	223	6,916
BrightView Holdings, Inc. (a)	498	5,681
BWXT Government Group, Inc.	145	8,159
Colfax Corp. (a)	302	9,471
Crane Co.	131	6,588
Donaldson Co. Inc.	65	3,008
EMCOR Group, Inc.	206	13,936
Enerpac Tool Group Corp.	195	3,672
EnerSys	103	6,927
Gates Industrial Corporation PLC (a)	352	3,912
GMS Inc. (a)	236	5,690
Gorman-Rupp Co.	75	2,198
Healthcare Services Group Inc. (b)	270	5,811
Hexcel Corp.	84	2,828
Insperity, Inc.	162	10,609
Kadant Inc.	33	3,585
Kennametal Inc.	17	497
Landstar System Inc.	58	7,266
MasTec Inc. (a)	21	895
Now, Inc. (a)	84	381
NV5 Global, Inc. (a)	72	3,784
Patrick Industries, Inc.	27	1,526
PGT Innovations, Inc. (a)	607	10,628
Rush Enterprises Inc. - Class A	133	6,722
SP Plus Corporation (a)	230	4,124
SPX Corp. (a)	59	2,732
Steelcase Inc. - Class A	461	4,657
TriNet Group Inc. (a)	119	7,051
UniFirst Corp.	62	11,707
US Ecology Parent, Inc.	167	5,449
Vectrus, Inc. (a)	84	3,181
Werner Enterprises Inc.	78	3,283
Woodward Governor Co.	86	6,902
		233,824
Financials 18.7%
1st Source Corporation	75	2,326
American Equity Investment Life Holding Company	31	672
Bank OZK	42	896
BankUnited, Inc.	133	2,922
Banner Corporation	18	584
Cathay General Bancorp	103	2,236
CNO Financial Group, Inc.	72	1,147
Commerce Bancshares Inc. (b)	91	5,123
Enstar Group Limited (a)	54	8,681
Essent Group Ltd.	283	10,470
First American Financial Corporation	193	9,846
First Citizens BancShares, Inc. - Class A	14	4,600
First Hawaiian, Inc.	414	5,992
First Horizon National Corporation	115	1,089
FirstCash, Inc.	152	8,707
FNB Corp.	106	718
Focus Financial Partners Inc. - Class A (a) (b)	416	13,629
Glacier Bancorp, Inc.	262	8,400
Hanover Insurance Group Inc.	20	1,838
HomeStreet, Inc.	120	3,089
International Bancshares Corporation	142	3,700
LPL Financial Holdings Inc.	75	5,714
National Western Life Group Inc. - Class A	23	4,259
OFG Bancorp	55	689
Sandy Spring Bancorp Inc.	120	2,763
Selective Insurance Group Inc.	87	4,490
TCF Financial Corporation	362	8,439
UMB Financial Corp.	45	2,224
Umpqua Holdings Corp.	701	7,448
Valley National Bancorp	182	1,248
Virtu Financial Inc. - Class A	134	3,092
Virtus Partners, Inc.	87	12,012
Washington Federal Inc.	64	1,338
Webster Financial Corp.	111	2,922
White Mountains Insurance Group Ltd	10	7,790
Wintrust Financial Corporation	186	7,458
WSFS Financial Corp.	22	597
		169,148
Consumer Discretionary 17.9%
American Eagle Outfitters, Inc. (b)	864	12,799
America's Car Mart, Inc. (a)	98	8,290
Bloomin' Brands, Inc.	410	6,258
Carter's Inc.	58	5,022
Dorman Products Inc. (a)	76	6,847
Extended Stay America, Inc. - Class B	1,142	13,649
Frontdoor, Inc. (a)	98	3,794
FTI Consulting Inc. (a)	23	2,433
Gentex Corp.	86	2,214
Gildan Activewear Inc.	604	11,881
Grand Canyon Education, Inc. (a)	90	7,219
Hanesbrands Inc.	280	4,413
Helen of Troy Ltd (a)	59	11,418
IAA Spinco Inc. (a)	184	9,596
JetBlue Airways Corporation (a)	35	392
KAR Auction Services, Inc.	461	6,643
LCI Industries	36	3,838
M/I Homes, Inc. (a)	89	4,116
Malibu Boats, Inc. - Class A (a)	107	5,305
Penn National Gaming Inc. (a)	50	3,611
Skechers U.S.A. Inc. - Class A (a)	98	2,976
Stoneridge, Inc. (a)	314	5,766
Thor Industries Inc.	77	7,357
Williams-Sonoma Inc.	5	442
Winnebago Industries Inc.	226	11,657
Wyndham Hotels & Resorts, Inc.	79	3,984
		161,920
Information Technology 11.2%
ACI Worldwide, Inc. (a)	276	7,212
Alteryx, Inc. - Class A (a) (b)	7	834
ASGN Incorporated (a)	107	6,801
Cabot Microelectronics Corporation	73	10,366
Cass Information Systems, Inc.	103	4,134
Cirrus Logic Inc. (a)	37	2,486
Cohu Inc.	304	5,226
Digital Turbine USA, Inc. (a)	59	1,930
Ebix Inc. (b)	53	1,091
ePlus Inc. (a)	146	10,714
FLIR Systems Inc.	197	7,059
II-VI Incorporated (a)	47	1,911
Kulicke & Soffa Industries Inc.	115	2,580
Manhattan Associates Inc. (a)	114	10,861
MAXIMUS Inc.	85	5,808
MKS Instruments, Inc.	40	4,402
Onto Innovation Inc. (a)	182	5,426
Plexus Corp. (a)	50	3,500
SPS Commerce, Inc. (a)	27	2,067
Verra Mobility Corporation - Class A (a)	747	7,213
		101,621
Health Care 8.3%
Acadia Healthcare Company, Inc. (a)	70	2,067
Addus HomeCare Corporation (a)	93	8,790
Change Healthcare Inc. (a)	527	7,647
CRISPR Therapeutics AG (a)	16	1,375
Emergent BioSolutions Inc. (a)	29	3,028
Encompass Health Corporation	121	7,863
Hill-Rom Holdings Inc.	94	7,875
Integra LifeSciences Holdings Corp. (a)	195	9,213
Jounce Therapeutics Inc. (a)	93	763
Premier Healthcare Solutions, Inc. - Class A	298	9,783
Spectrum Pharmaceuticals, Inc. (a)	108	441
Syneos Health, Inc. - Class A (a)	232	12,329
Varex Imaging Corporation (a)	286	3,638
		74,812

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Real Estate 5.7%
Alexander & Baldwin, LLC	617	6,917
Brandywine Realty Trust	126	1,303
CubeSmart	105	3,389
Getty Realty Corp.	35	915
Highwoods Properties Inc.	18	609
Independence Realty Trust, Inc.	82	953
Jones Lang LaSalle Incorporated	94	8,966
Life Storage Inc.	45	4,706
Mack-Cali Realty Corporation	34	423
Marcus & Millichap Inc. (a)	266	7,320
Pebblebrook Hotel Trust	20	252
PS Business Parks, Inc.	10	1,232
QTS Realty Trust, Inc. - Class A	39	2,470
Rayonier Inc.	140	3,702
RLJ III-EM Columbus Lessee, LLC	26	229
Ryman Hospitality Properties, Inc.	148	5,446
STAG Industrial, Inc.	87	2,645
Sunstone Hotel Investors Inc.	36	285
		51,762
Materials 4.6%
Axalta Coating Systems Ltd. (a)	203	4,507
Chase Corporation	29	2,756
Commercial Metals Co.	28	556
H.B. Fuller Company	145	6,647
Hecla Mining Co.	877	4,453
Ingevity Corporation (a)	20	993
Reliance Steel & Aluminum Co.	69	7,082
Schweitzer-Mauduit International Inc.	304	9,235
Summit Materials, Inc. - Class A (a)	220	3,633
Tronox Holdings PLC	163	1,284
Valvoline, Inc.	46	882
		42,028
Consumer Staples 1.8%
Central Garden & Pet Co. - Class A (a)	103	3,720
Darling Ingredients Inc. (a)	95	3,433
Inter Parfums Inc.	112	4,202
The Simply Good Foods Company (a)	144	3,185
WD-40 Co. (b)	7	1,389
		15,929
Utilities 1.6%
ALLETE, Inc.	10	519
Black Hills Corporation	43	2,321
Clearway Energy, Inc. - Class C	63	1,704
Portland General Electric Co.	47	1,673
Southwest Gas Corp.	108	6,820
Spire, Inc.	26	1,409
		14,446
Communication Services 1.3%
Glu Mobile Inc. (a)	96	740
Hemisphere Media Group, Inc. - Class A (a)	437	3,798
Maxar Technologies Inc. (b)	200	4,988
Telephone & Data Systems Inc.	116	2,134
		11,660
Energy 0.7%
ChampionX Corporation (a)	34	268
CVR Energy, Inc.	50	618
DHT Holdings, Inc.	280	1,446
DMC Global Inc.	57	1,864
Matador Resources Co. (a) (b)	138	1,141
Parsley Energy Inc. - Class A	133	1,242
QEP Resources, Inc.	321	289
		6,868
Total Common Stocks (cost $914,389)		884,018
SHORT TERM INVESTMENTS 5.2%
Securities Lending Collateral 2.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	24,494	24,494
Investment Companies 2.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	22,401	22,401
Total Short Term Investments (cost $46,895)		46,895
Total Investments 102.8% (cost $961,284)		930,913
Other Assets and Liabilities, Net (2.8)%		(25,005)
Total Net Assets 100.0%		905,908

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 98.7%
Information Technology 26.7%
Accenture Public Limited Company - Class A	3	691
Adobe Inc. (a)	2	1,129
Advanced Micro Devices, Inc. (a)	6	463
Akamai Technologies, Inc. (a)	1	85
Amphenol Corporation - Class A	1	156
Analog Devices, Inc.	2	208
ANSYS, Inc. (a)	—	135
Apple Inc.	77	8,935
Applied Materials, Inc.	4	261
Arista Networks, Inc. (a)	—	55
Autodesk, Inc. (a)	1	244
Automatic Data Processing, Inc.	2	288
Broadcom Inc.	2	704
Broadridge Financial Solutions, Inc.	1	72
Cadence Design Systems Inc. (a)	1	140
CDW Corp.	1	80
Cisco Systems, Inc.	20	801
Citrix Systems Inc.	1	79
Cognizant Technology Solutions Corp. - Class A	3	181
Corning Incorporated	4	119
DXC Technology Company	1	21
Equifax Inc.	1	90
F5 Networks, Inc. (a)	—	36
Fidelity National Information Services, Inc.	3	438
Fiserv, Inc. (a)	3	275
FleetCor Technologies Inc. (a)	—	94
FLIR Systems Inc.	1	21
Fortinet, Inc. (a)	1	77
Gartner Inc. (a)	—	55
Global Payments Inc.	1	256
Hewlett Packard Enterprise Company	6	56
HP Inc.	7	126
IHS Markit Ltd.	2	141
Intel Corporation	20	1,057
International Business Machines Corporation	4	521
Intuit Inc.	1	410
IPG Photonics Corporation (a)	—	28
Jack Henry & Associates Inc.	—	61
Juniper Networks, Inc.	1	33
Keysight Technologies, Inc. (a)	1	87
KLA-Tencor Corp.	1	145
Lam Research Corp.	1	233
Leidos Holdings Inc.	1	59
MasterCard Incorporated - Class A	4	1,434
Maxim Integrated Products, Inc.	1	87
Microchip Technology Incorporated	1	125
Micron Technology, Inc. (a)	5	251
Microsoft Corporation	36	7,639
Motorola Solutions Inc.	1	125
NetApp, Inc.	1	46
NortonLifelock Inc.	3	57
NVIDIA Corporation	3	1,603
Oracle Corporation	9	555
Paychex Inc.	2	123
Paycom Software, Inc. (a)	—	74
Paypal Holdings, Inc. (a)	6	1,110
Qorvo, Inc. (a)	1	71
Qualcomm Incorporated	5	638
Salesforce.Com, Inc. (a)	4	1,098
Seagate Technology Public Limited Company	1	51
ServiceNow, Inc. (a)	1	447
Skyworks Solutions, Inc.	1	117
Synopsys Inc. (a)	1	156
TE Connectivity Ltd.	2	156
Teradyne Inc.	1	65
Texas Instruments Incorporated	4	628
Tyler Technologies Inc. (a)	—	69
Western Digital Corporation	1	54
Xerox Holdings Corporation	1	14
Xilinx, Inc.	1	123
Zebra Technologies Corp. - Class A (a)	—	66
		36,128
Health Care 14.1%
Abbott Laboratories	8	925
AbbVie Inc.	8	743
ABIOMED, Inc. (a)	—	60
Agilent Technologies, Inc.	1	147
Alexion Pharmaceuticals, Inc. (a)	1	119
Align Technology, Inc. (a)	—	110
AmerisourceBergen Corporation	1	68
Amgen Inc.	3	715
Anthem, Inc.	1	325
Baxter International Inc.	2	196
Becton, Dickinson and Company	1	324
Biogen Inc. (a)	1	216
Bio-Rad Laboratories, Inc. - Class A (a)	—	55
Boston Scientific Corporation (a)	7	263
Bristol-Myers Squibb Company	11	653
Cardinal Health, Inc.	1	67
Catalent Inc. (a)	1	69
Centene Corporation (a)	3	163
Cerner Corp.	1	103
Cigna Holding Company	2	299
Cooper Cos. Inc.	—	80
CVS Health Corporation	6	367
Danaher Corporation	3	653
DaVita Inc. (a)	—	34
Dentsply Sirona Inc.	1	44
DexCom Inc. (a)	—	190
Edwards Lifesciences Corporation (a)	3	239
Eli Lilly & Co.	4	565
Gilead Sciences, Inc.	6	381
HCA Healthcare, Inc.	1	158
Henry Schein Inc. (a)	1	38
Hologic Inc. (a)	1	83
Humana Inc.	1	264
IDEXX Laboratories, Inc. (a)	—	161
Illumina, Inc. (a)	1	217
Incyte Corporation (a)	1	78
Intuitive Surgical, Inc. (a)	1	399
IQVIA Inc. (a)	1	145
Johnson & Johnson	13	1,882
Laboratory Corporation of America Holdings (a)	—	86
McKesson Corporation	1	116
Medtronic Public Limited Company	6	671
Merck & Co., Inc.	12	1,007
Mettler-Toledo International Inc. (a)	—	112
Mylan Holdings Ltd. (a)	2	35
PerkinElmer Inc.	1	69
Perrigo Company Public Limited Company	1	29
Pfizer Inc.	27	979
Quest Diagnostics Incorporated	1	72
Regeneron Pharmaceuticals, Inc. (a)	—	282
ResMed Inc.	1	120
Steris Limited	—	73
Stryker Corporation	2	327
Teleflex Incorporated	—	74
Thermo Fisher Scientific Inc.	2	839
UnitedHealth Group Incorporated	5	1,423
Universal Health Services Inc. - Class B	—	39
Varian Medical Systems, Inc. (a)	—	74
Vertex Pharmaceuticals Incorporated (a)	1	341
Waters Corp. (a)	—	60
West Pharmaceutical Services Inc.	—	96
Zimmer Biomet Holdings, Inc.	1	133
Zoetis Inc. - Class A	2	378
		19,033
Communication Services 11.0%
Activision Blizzard, Inc.	4	301
Alphabet Inc. - Class A (a)	1	2,113
Alphabet Inc. - Class C (a)	1	2,071
AT&T Inc.	34	975
Booking Holdings Inc. (a)	—	337
CenturyLink Inc.	5	49

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Charter Communications, Inc. - Class A (a)	1	449
Comcast Corporation - Class A	22	1,013
Discovery, Inc. - Class A (a) (b)	1	17
Discovery, Inc. - Class C (a)	2	30
Dish Network Corporation - Class A (a)	1	34
Electronic Arts Inc. (a)	1	181
Expedia Group, Inc.	1	61
Facebook, Inc. - Class A (a)	12	3,023
Fox Corporation - Class A	2	44
Fox Corporation - Class B	1	21
Interpublic Group of Cos. Inc.	2	30
Live Nation Entertainment, Inc. (a)	1	35
Netflix, Inc. (a)	2	1,059
News Corporation - Class A	2	25
News Corporation - Class B	1	8
Omnicom Group Inc.	1	52
Take-Two Interactive Software Inc. (a)	1	89
T-Mobile USA, Inc. (a)	3	320
Twitter, Inc. (a)	4	170
VeriSign, Inc. (a)	—	99
Verizon Communications Inc.	20	1,182
ViacomCBS Inc. - Class B	3	77
Walt Disney Co.	9	1,077
		14,942
Consumer Discretionary 10.9%
Advance Auto Parts, Inc.	—	52
Amazon.com, Inc. (a)	2	6,433
Aptiv PLC	1	119
AutoZone, Inc. (a)	—	133
Best Buy Co., Inc.	1	124
BorgWarner Inc.	1	37
Carmax Inc. (a)	1	73
Carnival Plc (b)	3	39
Chipotle Mexican Grill Inc. (a)	—	168
D.R. Horton, Inc.	2	121
Darden Restaurants Inc.	1	64
Delta Air Lines, Inc.	3	94
Dollar Tree Inc. (a)	1	105
Domino's Pizza, Inc.	—	78
eBay Inc.	3	167
ETSY, Inc. (a)	1	70
Ford Motor Company	19	126
Gap Inc.	1	17
Garmin Ltd.	1	69
General Motors Company	6	180
Genuine Parts Co.	1	67
Hanesbrands Inc.	2	26
Hasbro, Inc.	1	49
Hilton Worldwide Holdings Inc.	1	114
L Brands, Inc.	1	36
Las Vegas Sands Corp.	2	73
Leggett & Platt Inc.	1	25
Lennar Corporation - Class A	1	105
LKQ Corporation (a)	1	36
Lowe`s Companies, Inc.	4	602
Marriott International, Inc. - Class A	1	119
McDonald's Corporation	4	784
MGM Resorts International	2	42
Mohawk Industries Inc. (a)	—	26
Newell Brands Inc.	2	30
NIKE, Inc. - Class B	6	751
Norwegian Cruise Line Holdings Ltd. (a) (b)	1	22
NVR, Inc. (a)	—	69
O'Reilly Automotive, Inc. (a)	—	161
Pulte Homes Inc.	1	58
PVH Corp.	—	22
Ralph Lauren Corp. - Class A	—	15
Ross Stores Inc.	2	160
Royal Caribbean Cruises Ltd.	1	56
Southwest Airlines Co.	3	107
Stanley Black & Decker, Inc.	1	125
Starbucks Corporation	6	483
Tapestry Inc.	1	21
The Home Depot, Inc.	5	1,435
Tiffany & Co.	—	60
TJX Cos. Inc.	6	321
Tractor Supply Co.	1	78
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	61
Under Armour Inc. - Class A (a)	1	10
Under Armour Inc. - Class C (a)	1	8
United Airlines Holdings, Inc. (a)	1	47
VF Corp.	1	105
Whirlpool Corporation	—	56
Wynn Resorts Ltd.	—	33
Yum! Brands, Inc.	1	133
		14,800
Financials 10.8%
AFLAC Incorporated	3	113
American Express Company	3	315
American International Group, Inc.	4	114
Ameriprise Financial, Inc.	1	89
AON Public Limited Company	1	230
Arthur J Gallagher & Co.	1	95
Assurant, Inc.	—	36
Bank of America Corporation	37	882
Berkshire Hathaway Inc. - Class B (a)	9	2,026
BlackRock, Inc.	1	384
Capital One Financial Corporation	2	158
Cboe Global Markets, Inc.	—	44
Chubb Limited	2	252
Cincinnati Financial Corporation	1	57
Citigroup Inc.	10	431
Citizens Financial Group Inc.	2	53
CME Group Inc.	2	289
Comerica Inc.	1	24
Discover Financial Services	1	84
E*TRADE Financial Corp.	1	54
Everest Re Group, Ltd.	—	38
Fifth Third Bancorp	3	72
First Republic Bank	1	89
Franklin Resources Inc.	1	25
Globe Life Inc.	—	38
Huntington Bancshares Incorporated	5	46
Intercontinental Exchange, Inc.	3	270
Invesco Ltd.	2	20
JPMorgan Chase & Co.	15	1,409
KeyCorp	5	56
Lincoln National Corporation	1	28
Loews Corp.	1	41
M&T Bank Corporation	1	58
MarketAxess Holdings Inc.	—	86
Marsh & McLennan Companies, Inc.	2	280
MetLife, Inc.	4	135
Moody's Corp.	1	225
Morgan Stanley	6	279
MSCI Inc.	—	144
NASDAQ Inc.	1	68
Northern Trust Corp.	1	79
People's United Financial Inc.	2	20
Principal Financial Group, Inc.	1	51
Progressive Corp.	3	267
Prudential Financial Inc.	2	121
Raymond James Financial Inc.	1	42
Regions Financial Corporation	5	54
S&P Global Inc.	1	418
State Street Corporation	2	101
SVB Financial Group (a)	—	58
Synchrony Financial	3	69
T. Rowe Price Group, Inc.	1	138
The Allstate Corporation	1	140
The Bank of New York Mellon Corporation (c)	4	135
The Charles Schwab Corporation	6	202
The Goldman Sachs Group, Inc.	2	332
The Hartford Financial Services Group, Inc.	2	65
The PNC Financial Services Group, Inc.	2	225
The Travelers Companies, Inc.	1	129
Truist Financial Corporation	6	247
U.S. Bancorp	7	236

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Unum Group	1	14
Visa Inc. - Class A	8	1,619
W. R. Berkley Corporation	1	42
Wells Fargo & Company	20	466
Western Union Co.	2	40
Willis Towers Watson Public Limited Company	1	130
Zions Bancorp	1	22
		14,599
Industrials 7.7%
3M Company	3	443
Alaska Air Group, Inc.	1	23
Allegion Public Limited Company	—	42
American Airlines Group Inc. (b)	3	31
AMETEK, Inc.	1	107
AO Smith Corp.	1	35
C.H. Robinson Worldwide, Inc.	1	64
Carrier Global Corporation	4	117
Caterpillar Inc.	3	388
Cintas Corp.	—	139
Copart Inc. (a)	1	102
CSX Corp.	4	286
Cummins Inc.	1	147
Deere & Company	1	334
Dover Corporation	1	72
Eaton Corporation Public Limited Company	2	197
Emerson Electric Co.	3	189
Expeditors International of Washington Inc.	1	71
Fastenal Co.	3	125
FedEx Corporation	1	292
Flowserve Corporation	1	18
Fortive Corporation	2	124
Fortune Brands Home & Security, Inc.	1	58
General Dynamics Corporation	1	155
General Electric Company	42	262
Honeywell International Inc.	3	555
Howmet Aerospace Inc.	2	30
Huntington Ingalls Industries Inc.	—	26
IDEX Corporation	—	64
Illinois Tool Works Inc.	1	267
Ingersoll Rand Inc. (a)	2	61
Jacobs Engineering Group Inc.	1	59
JB Hunt Transport Services Inc.	—	51
Johnson Controls International Public Limited Company	3	143
Kansas City Southern	—	81
L3Harris Technologies, Inc.	1	177
Lockheed Martin Corporation	1	453
Masco Corporation	1	69
Nielsen Holdings plc	2	23
Norfolk Southern Corporation	1	263
Northrop Grumman Systems Corp.	1	235
Old Dominion Freight Line Inc.	—	84
Otis Worldwide Corporation	2	123
PACCAR Inc.	2	139
Parker-Hannifin Corporation	1	125
Pentair Public Limited Company	1	38
Quanta Services, Inc.	1	34
Raytheon BBN Technologies Corp.	7	422
Republic Services Inc.	1	92
Robert Half International Inc.	—	27
Rockwell Automation Inc.	1	124
Rollins Inc.	1	39
Roper Technologies, Inc.	—	199
Snap-On Inc.	—	37
Teledyne Technologies Inc. (a)	—	55
Textron Inc.	1	38
The Boeing Company	3	421
Trane Technologies Public Limited Company	1	140
TransDigm Group Inc.	—	124
Union Pacific Corporation	3	642
United Parcel Service Inc. - Class B	3	566
United Rentals Inc. (a)	—	62
Verisk Analytics, Inc.	1	142
W. W. Grainger, Inc.	—	75
Wabtec Corp.	1	51
Waste Management, Inc.	2	212
Xylem Inc.	1	74
		10,463
Consumer Staples 7.4%
Altria Group, Inc.	9	345
Archer-Daniels-Midland Company	3	125
Brown-Forman Corp. - Class B (b)	1	64
Campbell Soup Company	1	45
Church & Dwight Co. Inc.	1	112
Colgate-Palmolive Co.	4	318
ConAgra Brands Inc.	2	82
Constellation Brands, Inc. - Class A	1	150
Costco Wholesale Corporation	2	753
Dollar General Corporation	1	251
Estee Lauder Cos. Inc. - Class A	1	237
General Mills, Inc.	3	182
Hershey Co.	1	99
Hormel Foods Corp.	1	65
JM Smucker Co.	1	65
Kellogg Co.	1	80
Kimberly-Clark Corporation	2	242
Kraft Heinz Foods Company	3	94
Lamb Weston Holdings Inc.	1	46
McCormick & Co. Inc.	1	116
Molson Coors Beverage Company - Class B	1	31
Mondelez International, Inc. - Class A	7	394
Monster Beverage 1990 Corporation (a)	2	143
PepsiCo, Inc.	7	922
Philip Morris International Inc.	7	561
Procter & Gamble Co.	12	1,661
Sysco Corp.	2	153
Target Corporation	2	379
The Clorox Company	1	128
The Coca-Cola Company	19	917
The Kroger Co.	4	127
Tyson Foods Inc. - Class A	1	83
Walgreens Boots Alliance, Inc.	3	122
Walmart Inc.	7	933
		10,025
Utilities 2.9%
Alliant Energy Corporation	1	63
Ameren Corporation	1	93
American Electric Power Company, Inc.	2	195
American Water Works Company, Inc.	1	127
Atmos Energy Corporation	1	58
CenterPoint Energy, Inc.	3	51
CMS Energy Corp.	1	83
Consolidated Edison, Inc.	2	126
Dominion Energy, Inc.	4	319
DTE Energy Company	1	104
Duke Energy Corporation	4	313
Edison International	2	91
Entergy Corporation	1	93
Evergy, Inc.	1	57
Eversource Energy	2	138
Exelon Corporation	5	168
FirstEnergy Corp.	3	76
NextEra Energy, Inc.	2	653
NiSource Inc.	2	41
NRG Energy, Inc.	1	34
Pinnacle West Capital Corp.	—	39
PPL Corporation	4	98
Public Service Enterprise Group Inc.	2	134
Sempra Energy	1	162
The AES Corporation	3	58
The Southern Company	5	275
WEC Energy Group Inc.	1	144
Xcel Energy Inc.	2	175
		3,968
Real Estate 2.6%
Alexandria Real Estate Equities, Inc.	1	88
American Tower Corporation	2	515
Apartment Investment and Management Company - Class A	1	24

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
AvalonBay Communities, Inc.	1	99
Boston Properties Inc.	1	53
CBRE Group, Inc. - Class A (a)	2	76
Crown Castle International Corp.	2	336
Digital Realty Trust Inc.	1	190
Duke Realty Corp.	2	67
Equinix, Inc.	—	324
Equity Residential	2	85
Essex Property Trust Inc.	—	64
Extra Space Storage Inc.	1	64
Federal Realty Investment Trust	—	23
Healthpeak Properties, Inc.	3	69
Host Hotels & Resorts, Inc.	3	35
Iron Mountain Incorporated (b)	1	36
Kimco Realty Corporation	2	23
Mid-America Apartment Communities, Inc.	1	65
ProLogis Inc.	4	357
Public Storage	1	163
Realty Income Corporation	2	101
Regency Centers Corp.	1	29
SBA Communications Corporation	1	172
Simon Property Group, Inc.	1	94
SL Green Realty Corp.	—	15
UDR, Inc.	1	46
Ventas, Inc.	2	74
Vornado Realty Trust	1	25
Welltower Inc.	2	108
Weyerhaeuser Company	3	100
		3,520
Materials 2.6%
Air Products and Chemicals, Inc.	1	316
Albemarle Corporation	—	45
Amcor Plc	8	84
Avery Dennison Corporation	—	51
Ball Corporation	2	131
Celanese Corp. - Class A	1	62
CF Industries Holdings Inc.	1	33
Corteva, Inc.	3	101
Dow Inc.	4	168
DuPont de Nemours, Inc.	3	196
Eastman Chemical Co.	1	52
Ecolab Inc.	1	239
FMC Corporation	1	67
Freeport-McMoRan Inc. - Class B	7	107
International Flavors & Fragrances Inc.	—	64
International Paper Company	2	77
Linde Public Limited Company	2	601
LyondellBasell Industries N.V. - Class A	1	85
Martin Marietta Materials Inc.	—	71
MOS Holdings Inc.	2	30
Newmont Corporation	4	245
Nucor Corporation	1	65
Packaging Corporation of America	—	48
PPG Industries, Inc.	1	139
Sealed Air Corporation	1	27
Sherwin-Williams Co.	—	275
Vulcan Materials Co.	1	87
Westrock Company, Inc.	1	42
		3,508
Energy 2.0%
Apache Corporation	2	17
Baker Hughes, a GE Company, LLC - Class A	3	42
Cabot Oil & Gas Corp.	2	35
Chevron Corporation	9	646
Concho Resources Inc.	1	42
ConocoPhillips	5	170
Devon Energy Corporation	2	17
Diamondback Energy, Inc.	1	22
EOG Resources, Inc.	3	101
Exxon Mobil Corporation	20	697
Halliburton Company	4	52
Hess Corporation	1	52
HollyFrontier Corp.	1	14
Kinder Morgan, Inc.	9	116
Marathon Oil Corporation	4	16
Marathon Petroleum Corporation	3	90
National Oilwell Varco, Inc.	2	17
Noble Energy, Inc.	2	19
Occidental Petroleum Corporation	4	39
ONEOK, Inc.	2	53
Phillips 66	2	109
Pioneer Natural Resources Co.	1	69
Schlumberger Ltd.	7	104
TechnipFMC PLC	2	12
The Williams Companies, Inc.	6	115
Valero Energy Corporation	2	83
		2,749
Total Common Stocks (cost $117,623)		133,735
INVESTMENT COMPANIES 0.3%
iShares Core S&P 500 ETF	1	437
Total Investment Companies (cost $426)		437
SHORT TERM INVESTMENTS 2.4%
Investment Companies 2.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	3,122	3,122
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	134	134
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	56	56
Total Short Term Investments (cost $3,312)		3,312
Total Investments 101.4% (cost $121,361)		137,484
Other Derivative Instruments 0.0%		6
Other Assets and Liabilities, Net (1.4)%		(1,921)
Total Net Assets 100.0%		135,569

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL S&P 500 Index Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	126	59	4	3	(2)	(44)	135	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	6	December 2020	1,001	6	4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 95.7%
Consumer Staples 21.3%
Altria Group, Inc.	9	365
Campbell Soup Company	2	90
Casey's General Stores Inc.	1	246
Church & Dwight Co. Inc.	—	34
Colgate-Palmolive Co.	7	544
Costco Wholesale Corporation	2	757
Estee Lauder Cos. Inc. - Class A	3	693
Flowers Foods Inc.	2	47
General Mills, Inc.	5	293
Hershey Co.	3	452
Hormel Foods Corp.	15	724
Ingredion Inc.	1	49
Kellogg Co.	1	35
Kimberly-Clark Corporation	1	194
McCormick & Co. Inc.	2	298
Mondelez International, Inc. - Class A	9	495
Monster Beverage 1990 Corporation (a)	6	464
PepsiCo, Inc.	5	752
Philip Morris International Inc.	8	597
Procter & Gamble Co.	5	739
Target Corporation	5	779
The Clorox Company	2	452
The Coca-Cola Company	14	707
The Kroger Co.	8	288
Walmart Inc.	5	752
		10,846
Health Care 17.7%
Abbott Laboratories	5	583
AbbVie Inc.	1	88
ABIOMED, Inc. (a)	1	206
Alnylam Pharmaceuticals, Inc. (a)	—	24
Amgen Inc.	3	752
Anthem, Inc.	—	55
Becton, Dickinson and Company	—	16
Biogen Inc. (a)	2	590
Chemed Corporation	—	15
Danaher Corporation	1	302
Edwards Lifesciences Corporation (a)	6	511
Eli Lilly & Co.	3	403
Gilead Sciences, Inc.	1	39
Illumina, Inc. (a)	1	193
Intuitive Surgical, Inc. (a)	1	592
Johnson & Johnson	5	735
Medtronic Public Limited Company	2	259
Merck & Co., Inc.	9	710
Mettler-Toledo International Inc. (a)	—	201
Pfizer Inc.	6	204
Qiagen N.V. (a)	2	110
Regeneron Pharmaceuticals, Inc. (a)	1	569
ResMed Inc.	1	111
Seattle Genetics Inc. (a)	—	69
Thermo Fisher Scientific Inc.	2	745
UnitedHealth Group Incorporated	2	513
Vertex Pharmaceuticals Incorporated (a)	1	196
West Pharmaceutical Services Inc.	—	19
Zoetis Inc. - Class A	1	203
		9,013
Information Technology 14.5%
Accenture Public Limited Company - Class A	3	598
Adobe Inc. (a)	2	755
ANSYS, Inc. (a)	—	37
Apple Inc.	6	749
Automatic Data Processing, Inc.	2	323
Cisco Systems, Inc.	4	139
Cognex Corp.	2	108
DocuSign, Inc. (a)	—	88
Global Payments Inc.	—	29
Intel Corporation	7	355
International Business Machines Corporation	—	32
Intuit Inc.	2	762
Jack Henry & Associates Inc.	—	20
MasterCard Incorporated - Class A	2	725
Microsoft Corporation	4	751
NVIDIA Corporation	1	452
Oracle Corporation	1	43
Paypal Holdings, Inc. (a)	—	43
Salesforce.Com, Inc. (a)	1	334
Skyworks Solutions, Inc.	1	182
Synopsys Inc. (a)	—	16
Texas Instruments Incorporated	5	713
Workday, Inc. - Class A (a)	—	16
Zoom Video Communications, Inc. - Class A (a)	—	137
		7,407
Communication Services 9.5%
Activision Blizzard, Inc.	1	63
Alphabet Inc. - Class A (a)	—	709
AT&T Inc.	7	201
Booking Holdings Inc. (a)	—	358
Cable One, Inc.	—	25
Charter Communications, Inc. - Class A (a)	1	490
Comcast Corporation - Class A	4	163
Electronic Arts Inc. (a)	1	86
Facebook, Inc. - Class A (a)	3	728
Netflix, Inc. (a)	1	286
T-Mobile USA, Inc. (a)	6	736
VeriSign, Inc. (a)	1	265
Verizon Communications Inc.	12	722
		4,832
Industrials 8.0%
3M Company	1	125
C.H. Robinson Worldwide, Inc.	4	434
Caterpillar Inc.	1	123
Cintas Corp.	—	162
Copart Inc. (a)	—	22
CoStar Group, Inc. (a)	—	66
Emerson Electric Co.	—	18
Expeditors International of Washington Inc.	8	725
Honeywell International Inc.	2	365
Illinois Tool Works Inc.	3	483
JB Hunt Transport Services Inc.	1	82
Landstar System Inc.	3	394
Old Dominion Freight Line Inc.	4	697
Republic Services Inc.	1	107
Waste Management, Inc.	2	281
		4,084
Financials 7.5%
American Express Company	2	165
AON Public Limited Company	2	339
BlackRock, Inc.	1	314
Chubb Limited	1	92
CME Group Inc.	1	88
Erie Indemnity Company - Class A	1	250
Everest Re Group, Ltd.	1	193
JPMorgan Chase & Co.	5	434
Marsh & McLennan Companies, Inc.	1	142
Progressive Corp.	3	257
S&P Global Inc.	—	26
SVB Financial Group (a)	—	20
T. Rowe Price Group, Inc.	2	303
TFS Financial Corporation	4	52
The Allstate Corporation	3	317
The Travelers Companies, Inc.	1	128
Visa Inc. - Class A	4	714
		3,834
Utilities 7.2%
Ameren Corporation	2	189
American Electric Power Company, Inc.	3	219
American Water Works Company, Inc.	2	277
Atmos Energy Corporation	3	293
Consolidated Edison, Inc.	3	201
Dominion Energy, Inc.	4	315
DTE Energy Company	1	156
Duke Energy Corporation	4	380

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Eversource Energy	1	66
NextEra Energy, Inc.	3	718
PPL Corporation	2	60
Public Service Enterprise Group Inc.	5	263
Sempra Energy	—	53
WEC Energy Group Inc.	3	277
Xcel Energy Inc.	3	177
		3,644
Consumer Discretionary 4.6%
Amazon.com, Inc. (a)	—	749
AutoZone, Inc. (a)	—	15
Best Buy Co., Inc.	2	182
Lowe`s Companies, Inc.	—	60
Lululemon Athletica Inc. (a)	1	170
NIKE, Inc. - Class B	3	393
O'Reilly Automotive, Inc. (a)	—	94
The Home Depot, Inc.	2	656
		2,319
Materials 3.6%
Air Products and Chemicals, Inc.	1	234
Ecolab Inc.	3	519
Linde Public Limited Company	3	603
Newmont Corporation	5	306
PPG Industries, Inc.	—	55
Sherwin-Williams Co.	—	135
		1,852
Real Estate 1.8%
American Tower Corporation	1	228
Equinix, Inc.	—	204
Public Storage	2	507
		939
Total Common Stocks (cost $43,916)		48,770
SHORT TERM INVESTMENTS 4.1%
Investment Companies 4.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	2,072	2,072
Total Short Term Investments (cost $2,072)		2,072
Total Investments 99.8% (cost $45,988)		50,842
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net 0.2%		115
Total Net Assets 100.0%		50,960

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	10	December 2020	1,675	3	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Relaxed Constraint Equity Fund
COMMON STOCKS 128.0%
Information Technology 36.7%
Accenture Public Limited Company - Class A	7	1,659
Adobe Inc. (a) (b)	7	3,334
ADS Alliance Data Systems, Inc. (b)	16	655
Advanced Micro Devices, Inc. (a)	13	1,028
Akamai Technologies, Inc. (a) (b)	4	481
Amdocs Limited	11	611
Apple Inc. (b)	160	18,567
Applied Materials, Inc. (b)	23	1,389
Arrow Electronics, Inc. (a) (b)	29	2,294
Aspen Technology, Inc. (a)	3	394
Autodesk, Inc. (a)	5	1,127
Avnet, Inc. (b)	53	1,380
Blackbaud, Inc.	2	120
Booz Allen Hamilton Holding Corporation - Class A	1	67
Broadcom Inc.	5	1,687
CACI International Inc. - Class A (a)	5	1,118
Cadence Design Systems Inc. (a)	10	1,086
CDK Global, Inc.	9	397
CDW Corp.	5	641
Ciena Corp. (a)	6	223
Cirrus Logic Inc. (a)	17	1,151
Cisco Systems, Inc. (b)	75	2,972
Citrix Systems Inc.	—	57
Cognizant Technology Solutions Corp. - Class A	15	1,043
CommScope Holding Company, Inc. (a)	9	77
CommVault Systems Inc. (a)	15	622
CoreLogic, Inc.	2	149
Dell Technology Inc. - Class C (a)	9	600
DocuSign, Inc. (a)	1	191
Dolby Laboratories, Inc.	3	204
Dropbox, Inc. - Class A (a)	33	626
DXC Technology Company	3	48
EPAM Systems, Inc. (a)	—	134
Euronet Worldwide Inc. (a)	—	38
F5 Networks, Inc. (a)	1	87
Fair Isaac Corporation (a) (b)	2	821
Fidelity National Information Services, Inc.	2	247
Fortinet, Inc. (a)	7	845
Gartner Inc. (a)	2	288
HP Inc.	104	1,976
Intel Corporation (b)	103	5,354
International Business Machines Corporation (b)	18	2,163
Intuit Inc.	8	2,571
J2 Cloud Services, LLC (a)	6	444
Jabil Inc.	23	803
Juniper Networks, Inc.	2	33
KBR, Inc.	8	174
Lam Research Corp.	3	1,094
MasterCard Incorporated - Class A	7	2,279
MAXIMUS Inc.	4	271
Micron Technology, Inc. (a)	24	1,131
Microsoft Corporation (b)	70	14,618
National Instruments Corp.	14	490
NCR Corporation (a)	3	59
NetApp, Inc.	2	92
NetScout Systems, Inc. (a)	3	72
New Relic, Inc. (a)	4	218
NortonLifelock Inc.	40	826
NVIDIA Corporation	4	2,319
NXP Semiconductors N.V.	1	91
Oracle Corporation	41	2,423
Paypal Holdings, Inc. (a)	7	1,351
Perspecta Inc.	2	46
Proofpoint, Inc. (a)	1	79
Qorvo, Inc. (a)	10	1,340
Qualcomm Incorporated	10	1,192
Salesforce.Com, Inc. (a)	2	602
Science Applications International Corp.	1	59
Seagate Technology Public Limited Company	17	841
ServiceNow, Inc. (a)	1	315
Skyworks Solutions, Inc.	7	981
SS&C Technologies Holdings, Inc.	16	969
Synaptics Incorporated (a)	7	569
SYNNEX Corporation	11	1,600
Teradata Corporation (a)	7	155
Texas Instruments Incorporated	8	1,095
Universal Display Corporation	1	133
Vishay Intertechnology Inc.	80	1,250
Workday, Inc. - Class A (a)	2	407
Xerox Holdings Corporation	13	237
Xilinx, Inc.	4	409
Zoom Video Communications, Inc. - Class A (a)	2	978
		102,567
Consumer Discretionary 22.4%
Adtalem Global Education Inc. (a)	6	149
Amazon.com, Inc. (a) (b)	4	13,832
AutoNation, Inc. (a)	21	1,098
AutoZone, Inc. (a)	—	279
Best Buy Co., Inc.	15	1,722
Boyd Gaming Corporation	11	338
Caesars Entertainment, Inc. (a)	10	555
Capri Holdings Limited (a)	6	99
Chipotle Mexican Grill Inc. (a)	—	203
Cracker Barrel Old Country Store, Inc.	—	49
D.R. Horton, Inc.	6	455
Dana Holding Corp.	9	116
Darden Restaurants Inc.	2	251
Deckers Outdoor Corp. (a)	14	3,004
Dick's Sporting Goods Inc.	21	1,189
Domino's Pizza, Inc.	2	1,056
Dunkin' Brands Group Inc.	9	769
eBay Inc.	32	1,652
ETSY, Inc. (a)	6	698
Extended Stay America, Inc. - Class B	26	315
Foot Locker, Inc.	8	260
Ford Motor Company	75	499
Gap Inc.	3	55
Garmin Ltd.	8	729
General Motors Company	5	137
H & R Block, Inc.	74	1,209
Hanesbrands Inc.	26	402
Jack in the Box Inc.	19	1,487
KAR Auction Services, Inc.	9	136
KB Home	12	470
Kohl's Corporation	28	516
L Brands, Inc.	48	1,537
Lowe`s Companies, Inc. (b)	19	3,181
Lululemon Athletica Inc. (a)	1	435
Marriott Vacations Worldwide Corporation	5	451
McDonald's Corporation	6	1,370
MGM Resorts International	6	134
Mohawk Industries Inc. (a)	3	308
Murphy USA Inc. (a)	5	648
Newell Brands Inc.	6	95
NIKE, Inc. - Class B	6	705
Papa John's International Inc.	8	619
Penske Automotive Group, Inc.	3	149
Polaris Industries Inc.	5	477
Pulte Homes Inc.	32	1,464
Qurate Retail, Inc. - Class A	175	1,256
RH (a)	1	505
Sally Beauty Holdings, Inc. (a)	91	791
Scientific Games Corporation - Class A (a)	1	42
Strategic Education, Inc.	1	105
Tapestry Inc.	23	353
Tempur Sealy International, Inc. (a)	3	300
Tesla Inc. (a)	6	2,761
The Home Depot, Inc.	15	4,213
The Wendy's Company	37	818
Thor Industries Inc.	1	98
Tiffany & Co.	1	145
Tractor Supply Co.	10	1,503
TRI Pointe Homes, Inc. (a)	29	533
Wayfair Inc. - Class A (a)	3	815
Whirlpool Corporation	1	130

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Williams-Sonoma Inc.	5	411
WW International, Inc. (a)	21	396
Wyndham Destinations, Inc. (b)	19	570
Yum! Brands, Inc.	15	1,360
		62,407
Health Care 20.3%
Abbott Laboratories	8	844
AbbVie Inc.	23	2,058
Agilent Technologies, Inc. (b)	3	332
Alexion Pharmaceuticals, Inc. (a) (b)	15	1,765
Align Technology, Inc. (a)	1	200
Alkermes Public Limited Company (a)	15	256
AmerisourceBergen Corporation	9	849
Amgen Inc. (b)	1	163
Anthem, Inc.	4	1,062
Baxter International Inc. (b)	26	2,061
Becton, Dickinson and Company	3	598
Biogen Inc. (a) (b)	8	2,382
BioMarin Pharmaceutical Inc. (a)	7	499
Bio-Rad Laboratories, Inc. - Class A (a)	1	444
Boston Scientific Corporation (a)	6	224
Bristol-Myers Squibb Company (b)	35	2,084
Cardinal Health, Inc.	24	1,106
Centene Corporation (a)	1	53
Cerner Corp.	13	922
Charles River Laboratories International Inc. (a)	2	526
Cigna Holding Company	3	526
CVS Health Corporation	16	955
Dentsply Sirona Inc.	7	300
Edwards Lifesciences Corporation (a)	10	798
Eli Lilly & Co.	4	601
Exelixis, Inc. (a)	32	773
Gilead Sciences, Inc.	26	1,624
Haemonetics Corp. (a)	2	141
HCA Healthcare, Inc.	3	400
Hill-Rom Holdings Inc.	10	846
Hologic Inc. (a)	22	1,495
Horizon Therapeutics Public Limited Company (a)	1	107
Humana Inc.	3	1,439
ICU Medical, Inc. (a)	2	301
Illumina, Inc. (a)	1	453
Incyte Corporation (a)	1	93
IQVIA Inc. (a)	5	762
Jazz Pharmaceuticals Public Limited Company (a)	4	501
Johnson & Johnson (b)	35	5,146
McKesson Corporation	12	1,765
Medtronic Public Limited Company	25	2,621
Merck & Co., Inc. (b)	36	2,975
Molina Healthcare, Inc. (a)	1	154
Mylan Holdings Ltd. (a)	62	919
NuVasive Inc. (a)	2	93
Pfizer Inc. (b)	84	3,079
PRA Health Sciences, Inc. (a)	4	360
Regeneron Pharmaceuticals, Inc. (a)	2	942
Syneos Health, Inc. - Class A (a)	1	55
Tenet Healthcare Corporation (a)	4	106
Thermo Fisher Scientific Inc.	4	1,866
United Therapeutics Corporation (a)	9	902
UnitedHealth Group Incorporated	7	2,103
Universal Health Services Inc. - Class B	9	944
Veeva Systems Inc. - Class A (a)	1	146
Vertex Pharmaceuticals Incorporated (a)	5	1,314
Waters Corp. (a)	2	443
Zimmer Biomet Holdings, Inc.	—	60
		56,536
Communication Services 12.7%
Activision Blizzard, Inc.	11	906
Alphabet Inc. - Class A (a) (b)	4	5,858
Alphabet Inc. - Class C (a) (b)	3	4,119
AMC Networks, Inc. - Class A (a) (b)	36	891
AT&T Inc.	8	225
Booking Holdings Inc. (a)	—	659
Cinemark Holdings, Inc.	17	174
Comcast Corporation - Class A (b)	45	2,077
Electronic Arts Inc. (a)	19	2,513
Facebook, Inc. - Class A (a) (b)	33	8,730
Match Group, Inc. (a)	6	694
Netflix, Inc. (a)	3	1,571
Omnicom Group Inc.	14	694
Pinterest, Inc. - Class A (a)	12	508
Roku Inc. - Class A (a)	3	491
Take-Two Interactive Software Inc. (a)	1	183
TEGNA Inc.	27	322
TripAdvisor Inc.	15	295
VeriSign, Inc. (a)	5	1,094
Verizon Communications Inc.	32	1,920
Walt Disney Co. (b)	7	888
World Wrestling Entertainment, Inc. - Class A	5	209
Yelp Inc. - Class A (a)	19	373
		35,394
Industrials 11.1%
3M Company	4	587
Acuity Brands, Inc.	3	354
AGCO Corporation	9	649
Allison Systems, Inc.	24	845
Avis Budget Group, Inc. (a)	28	745
Caterpillar Inc.	5	734
Clean Harbors Inc. (a)	4	210
CoStar Group, Inc. (a)	—	82
Crane Co.	14	700
CSX Corp.	3	203
Cummins Inc. (b)	3	536
Curtiss-Wright Corp.	3	297
Deluxe Corp.	24	623
Donaldson Co. Inc.	7	309
Eaton Corporation Public Limited Company	2	228
EMCOR Group, Inc.	10	651
Flowserve Corporation	8	217
Fortive Corporation	1	61
Gates Industrial Corporation PLC (a)	16	175
General Dynamics Corporation	3	375
General Electric Company	39	244
GrafTech International Ltd.	27	188
HD Supply Holdings, Inc (a)	16	657
Healthcare Services Group Inc.	35	764
Herman Miller Inc.	30	892
Hexcel Corp.	10	329
HNI Corp.	44	1,389
Howmet Aerospace Inc.	35	580
Hubbell Inc.	1	165
Huntington Ingalls Industries Inc.	7	950
ITT Industries Holdings, Inc.	16	930
Johnson Controls International Public Limited Company	34	1,382
Knight-Swift Transportation Holdings Inc. - Class A	6	235
Lockheed Martin Corporation	4	1,714
ManpowerGroup Inc.	13	958
Masco Corporation	13	736
MSC Industrial Direct Co. - Class A	13	800
Northrop Grumman Systems Corp.	4	1,360
Nvent Electric Public Limited Company	21	379
Oshkosh Corp.	15	1,129
Owens Corning Inc.	3	223
Quanta Services, Inc.	1	61
Raytheon BBN Technologies Corp. (b)	14	811
Regal-Beloit Corp.	3	259
Robert Half International Inc.	20	1,034
Schneider National, Inc. - Class B	28	696
Snap-On Inc.	1	131
Terex Corp.	15	290
Textron Inc.	2	64
Timken Co.	17	918
Trane Technologies Public Limited Company	4	449
United Parcel Service Inc. - Class B	1	203
Waste Management, Inc.	4	478
Werner Enterprises Inc.	24	1,001
		30,980

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Financials 11.0%
AFLAC Incorporated (b)	4	160
Ally Financial Inc.	7	180
American National Group, Inc.	1	62
Ameriprise Financial, Inc.	3	493
Associated Banc-Corp	111	1,396
Assured Guaranty Ltd.	6	138
Bank of America Corporation	15	354
Berkshire Hathaway Inc. - Class B (a) (b)	13	2,747
Capital One Financial Corporation	7	538
Cathay General Bancorp	17	369
Cboe Global Markets, Inc.	2	148
Chubb Limited	1	59
Citigroup Inc.	29	1,231
CNO Financial Group, Inc.	5	74
Comerica Inc.	6	225
Eaton Vance Corp.	13	488
Evercore Inc. - Class A	7	467
Federated Investors, Inc. - Class B	35	747
Fidelity National Financial, Inc.	19	585
Fifth Third Bancorp	5	99
First American Financial Corporation	8	408
First Citizens BancShares, Inc. - Class A	1	209
FNB Corp.	51	345
Franklin Resources Inc.	3	62
Fulton Financial Corp.	39	362
International Bancshares Corporation	3	85
JPMorgan Chase & Co.	13	1,298
M&T Bank Corporation	1	48
Mercury General Corp.	9	358
MetLife, Inc.	30	1,109
MGIC Investment Corp.	22	194
Moody's Corp.	2	679
People's United Financial Inc.	64	662
Popular Inc.	50	1,806
Prudential Financial Inc.	4	277
S&P Global Inc.	3	1,029
SLM Corporation (b)	87	700
State Street Corporation	5	306
Synchrony Financial	32	839
The Allstate Corporation (b)	26	2,442
The Bank of New York Mellon Corporation	46	1,596
The Goldman Sachs Group, Inc.	—	42
The Hartford Financial Services Group, Inc.	3	128
The Travelers Companies, Inc.	5	553
Trustmark Corp.	15	325
U.S. Bancorp	9	309
UMB Financial Corp.	8	400
Umpqua Holdings Corp.	4	42
Virtu Financial Inc. - Class A	12	268
Visa Inc. - Class A	2	313
Webster Financial Corp.	2	59
Wells Fargo & Company	95	2,242
Western Union Co.	2	53
Willis Towers Watson Public Limited Company	1	277
Wintrust Financial Corporation	7	293
		30,678
Consumer Staples 7.0%
Archer-Daniels-Midland Company	8	349
Bunge Limited	8	358
Colgate-Palmolive Co.	16	1,225
Dollar General Corporation	1	176
Ingredion Inc.	3	235
Kimberly-Clark Corporation	13	1,928
Monster Beverage 1990 Corporation (a)	7	556
PepsiCo, Inc.	6	874
Philip Morris International Inc.	11	862
Pilgrim's Pride Corporation (a)	5	80
Procter & Gamble Co. (b)	19	2,681
Sprouts Farmers Market, Inc. (a)	18	373
Target Corporation (b)	8	1,306
The Coca-Cola Company	15	749
The Kroger Co.	49	1,649
Treehouse Foods, Inc. (a)	8	341
Tyson Foods Inc. - Class A (b)	22	1,283
Walgreens Boots Alliance, Inc.	33	1,191
Walmart Inc.	24	3,335
		19,551
Materials 3.2%
Allegheny Technologies Incorporated (a)	43	379
Avient Corporation	25	667
Berry Global Group, Inc. (a)	2	77
Cabot Corp.	12	440
Commercial Metals Co.	14	281
DuPont de Nemours, Inc.	8	452
Eastman Chemical Co.	7	521
Element Solutions, Inc. (a)	14	144
Huntsman Corp.	5	102
International Paper Company	23	950
Louisiana-Pacific Corp.	11	334
LyondellBasell Industries N.V. - Class A	7	496
Minerals Technologies Inc.	1	51
NewMarket Corp.	1	484
Reliance Steel & Aluminum Co.	2	159
Sensient Technologies Corporation	11	615
Sonoco Products Co.	5	252
Steel Dynamics Inc.	34	986
Univar Solutions Inc. (a)	25	428
Valvoline, Inc.	8	155
W. R. Grace & Co.	9	346
Westrock Company, Inc.	14	499
Worthington Industries Inc.	2	63
		8,881
Real Estate 1.6%
American Campus Communities, Inc.	4	123
Boston Properties Inc.	10	814
Brandywine Realty Trust	30	311
CoreSite Realty Corporation	1	65
Corporate Office Properties Trust	2	55
Douglas Emmett, Inc.	2	55
Empire State Realty Trust Inc. - Class A	6	36
Equity Residential	4	221
Highwoods Properties Inc.	15	511
Hudson Pacific Properties Inc.	3	63
Kilroy Realty Corporation	7	377
Lamar Advertising Co. - Class A	1	55
Paramount Group, Inc.	45	318
PS Business Parks, Inc.	—	55
Public Storage	1	177
Regency Centers Corp.	5	189
Service Properties Trust	41	326
Urban Edge Properties	45	435
Weingarten Realty Investors	17	291
		4,477
Energy 1.3%
Chevron Corporation	5	348
Cimarex Energy Co.	4	107
ConocoPhillips	21	694
EOG Resources, Inc.	16	578
Exxon Mobil Corporation	8	279
HollyFrontier Corp.	7	138
Kinder Morgan, Inc.	21	264
Pioneer Natural Resources Co.	3	216
World Fuel Services Corp.	47	999
		3,623
Utilities 0.7%
Entergy Corporation	1	140
Exelon Corporation (b)	11	409
IDACORP Inc.	4	334
NorthWestern Corp.	10	501
NRG Energy, Inc.	6	193
Pinnacle West Capital Corp.	7	519
		2,096
Total Common Stocks (cost $305,694)		357,190

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
PREFERRED STOCKS 0.2%
Consumer Discretionary 0.2%
Qurate Retail, Inc. (a)	4	346
Total Preferred Stocks (cost $494)		346
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	3,399	3,399
Total Short Term Investments (cost $3,399)		3,399
Total Investments 129.4% (cost $309,587)		360,935
Total Securities Sold Short (29.8)% (proceeds $77,157)		(83,123)
Other Derivative Instruments 0.0%		13
Other Assets and Liabilities, Net 0.4%		1,192
Total Net Assets 100.0%		279,017

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (29.8%)
COMMON STOCKS (29.8%)
Consumer Discretionary (6.1%)
Adient Public Limited Company	(10)	(180)
American Eagle Outfitters, Inc.	(42)	(618)
Aptiv PLC	(5)	(503)
Bright Horizons Family Solutions Inc.	(5)	(802)
Brink's Co.	(13)	(540)
Burlington Stores Inc.	(7)	(1,369)
Carmax Inc.	(3)	(287)
Carnival Plc	(3)	(53)
Carvana Co. - Class A	(4)	(820)
Choice Hotels International Inc.	(6)	(487)
Churchill Downs Inc.	(2)	(378)
Delta Air Lines, Inc.	(34)	(1,027)
Five Below, Inc.	(10)	(1,323)
Hyatt Hotels Corp. - Class A	(2)	(112)
IAA Spinco Inc.	(11)	(568)
JetBlue Airways Corporation	(60)	(680)
Mattel, Inc.	(22)	(259)
Nordstrom Inc.	(55)	(655)
Norwegian Cruise Line Holdings Ltd.	(63)	(1,075)
Penn National Gaming Inc.	(2)	(134)
Planet Fitness, Inc. - Class A	(11)	(672)
Royal Caribbean Cruises Ltd.	(14)	(896)
Taylor Morrison Home II Corporation - Class A	(4)	(95)
TJX Cos. Inc.	(6)	(326)
Toll Brothers Inc.	(6)	(313)
Ulta Salon, Cosmetics & Fragrance, Inc.	(1)	(161)
Under Armour Inc. - Class A	(25)	(285)
United Airlines Holdings, Inc.	(17)	(585)
Urban Outfitters Inc.	(24)	(507)
Vail Resorts, Inc.	(1)	(277)
VF Corp.	(12)	(875)
Visteon Corporation	(1)	(61)
Wynn Resorts Ltd.	(1)	(79)
		(17,002)
Health Care (3.6%)
Acadia Healthcare Company, Inc.	(1)	(29)
Acceleron Pharma Inc.	(3)	(286)
Adaptive Biotechnologies Corporation	(13)	(641)
Alnylam Pharmaceuticals, Inc.	(5)	(752)
Amedisys, Inc.	(1)	(172)
Arrowhead Pharmaceuticals Inc	(1)	(59)
Bluebird Bio, Inc.	(1)	(53)
Cantel Medical Corp.	(2)	(108)
Catalent Inc.	(3)	(292)
Elanco Animal Health	(7)	(199)
Exact Sciences Corporation	(7)	(712)
Global Blood Therapeutics, Inc.	(7)	(413)
Guardant Health, Inc.	(8)	(854)
HealthEquity, Inc.	(21)	(1,086)
Insulet Corporation	(1)	(180)
Ionis Pharmaceuticals Inc.	(6)	(292)
Iovance Biotherapeutics Inc.	(2)	(81)
LHC Group, Inc.	(2)	(484)
Ligand Pharmaceuticals Incorporated	(7)	(657)
Moderna, Inc.	(5)	(379)
Nektar Therapeutics	(36)	(605)
Penumbra, Inc.	(5)	(975)
Reata Pharmaceuticals, Inc. - Class A	(5)	(495)
Sage Therapeutics Inc.	(6)	(337)
Tandem Diabetes Care Inc.	—	(52)
		(10,193)
Information Technology (3.1%)
Alteryx, Inc. - Class A	—	(49)
Belden Inc.	(13)	(402)
Cognex Corp.	(17)	(1,100)
Coherent Inc.	(1)	(123)
Corning Incorporated	(7)	(227)
Coupa Software Incorporated	(2)	(488)
Cree, Inc.	(21)	(1,343)
Entegris, Inc.	(2)	(121)
Everbridge, Inc.	(1)	(85)
Fastly, Inc. - Class A	(4)	(361)
II-VI Incorporated	(44)	(1,777)
Littelfuse Inc.	(1)	(243)
Liveramp, Inc.	(2)	(84)
Medallia, Inc.	(6)	(151)
MongoDB, Inc. - Class A	(4)	(907)
Pluralsight, Inc. - Class A	(4)	(68)
Pure Storage, Inc. - Class A	(4)	(60)
RingCentral, Inc. - Class A	(2)	(500)
Sabre Corporation	(42)	(275)
Twilio Inc. - Class A	(1)	(218)
ViaSat, Inc.	(6)	(192)
		(8,774)
Industrials (3.0%)
Air Lease Corporation - Class A	(8)	(222)
Colfax Corp.	(4)	(135)
Dycom Industries, Inc.	(5)	(256)
GATX Corporation	(1)	(58)
HEICO Corp.	(7)	(728)
Ingersoll Rand Inc.	(55)	(1,943)
Kennametal Inc.	(23)	(659)
Mercury Systems Inc.	(6)	(484)
Middleby Corp.	(1)	(69)
Stericycle Inc.	(13)	(834)
The Boeing Company	(6)	(917)
TransDigm Group Inc.	—	(232)
Trex Company, Inc.	(9)	(668)
Trinity Industries Inc.	(6)	(111)
Virgin Galactic Holdings, Inc.	(15)	(291)
Woodward Governor Co.	(9)	(702)
		(8,309)
Financials (3.0%)
American International Group, Inc.	(4)	(103)
Athene Holding Ltd - Class A	(7)	(232)
Cincinnati Financial Corporation	(12)	(952)
CIT Group Inc.	(60)	(1,059)
Commerce Bancshares Inc.	(4)	(218)
Cullen/Frost Bankers Inc.	(5)	(319)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
First Horizon National Corporation	(134)	(1,267)
Home BancShares, Inc.	(5)	(78)
Invesco Ltd.	(105)	(1,201)
LendingTree, Inc.	(2)	(632)
Lincoln National Corporation	(1)	(40)
Prosperity Bancshares Inc.	(1)	(74)
Regions Financial Corporation	(9)	(108)
Reinsurance Group of America, Incorporated	(2)	(194)
Santander Consumer USA Holdings Inc.	(4)	(74)
Sterling Bancorp	(5)	(50)
SVB Financial Group	(3)	(700)
Texas Capital Bancshares, Inc.	(5)	(141)
Truist Financial Corporation	(14)	(527)
Ubiquiti Inc.	(2)	(270)
United Bankshares Inc.	(1)	(28)
		(8,267)
Utilities (2.4%)
Ameren Corporation	(3)	(208)
Atmos Energy Corporation	(7)	(706)
AVANGRID, Inc.	(3)	(135)
CenterPoint Energy, Inc.	(86)	(1,673)
Eversource Energy	(5)	(389)
FirstEnergy Corp.	(52)	(1,498)
PNM Resources, Inc.	(26)	(1,079)
Xcel Energy Inc.	(14)	(982)
		(6,670)
Communication Services (2.0%)
Expedia Group, Inc.	(11)	(1,021)
GCI Liberty, Inc. - Class A	(2)	(144)
Live Nation Entertainment, Inc.	(16)	(867)
Lyft, Inc.	(38)	(1,044)
New York Times Co. - Class A	(11)	(450)
Nexstar Media Group, Inc. - Class A	(3)	(279)
T-Mobile USA, Inc.	(2)	(264)
Twitter, Inc.	(22)	(982)
Uber Technologies, Inc.	(11)	(411)
ViacomCBS Inc. - Class B	(4)	(125)
		(5,587)
Real Estate (1.8%)
Apple Hospitality REIT, Inc.	(6)	(59)
Digital Realty Trust Inc.	(2)	(250)
Medical Properties Trust, Inc.	(10)	(173)
Park Hotels & Resorts Inc.	(66)	(662)
Pebblebrook Hotel Trust	(47)	(594)
Rexford Industrial Realty, Inc.	(1)	(55)
Simon Property Group, Inc.	(3)	(225)
SL Green Realty Corp.	(3)	(150)
Spirit Realty Capital, Inc.	(11)	(378)
STORE Capital Corp.	(4)	(104)
Taubman Centers Inc.	(28)	(920)
Ventas, Inc.	(6)	(239)
Vornado Realty Trust	(34)	(1,130)
Welltower Inc.	(3)	(169)
		(5,108)
Materials (1.8%)
Albemarle Corporation	(11)	(974)
Ball Corporation	(7)	(551)
Freeport-McMoRan Inc. - Class B	(44)	(681)
Olin Corporation	(48)	(593)
Royal Gold Inc.	(2)	(230)
The Chemours Company	(19)	(405)
United States Steel Corporation	(173)	(1,268)
Westlake Chemical Corporation	(5)	(323)
		(5,025)
Energy (1.7%)
Apache Corporation	(48)	(458)
Baker Hughes, a GE Company, LLC - Class A	(60)	(793)
ChampionX Corporation	(19)	(153)
Cheniere Energy, Inc.	(10)	(464)
Equitrans Midstream Corp.	(3)	(26)
Halliburton Company	(12)	(139)
Hess Corporation	(33)	(1,353)
Marathon Petroleum Corporation	(13)	(386)
Murphy Oil Corporation	(20)	(176)
Occidental Petroleum Corporation	(18)	(178)
Parsley Energy Inc. - Class A	(15)	(137)
PBF Energy Inc. - Class A	(52)	(295)
WPX Energy, Inc.	(11)	(56)
		(4,614)
Consumer Staples (1.3%)
Beyond Meat, Inc.	(8)	(1,400)
BJ's Wholesale Club Holdings, Inc.	(1)	(28)
Boston Beer Co. Inc. - Class A	(1)	(862)
Coty Inc. - Class A	(37)	(99)
Energizer Holdings, Inc.	(10)	(407)
Hain Celestial Group Inc.	(3)	(104)
Lamb Weston Holdings Inc.	(10)	(674)
		(3,574)
Total Common Stocks (proceeds $77,157)		(83,123)
Total Securities Sold Short (29.8%) (proceeds $77,157)		(83,123)

JNL/AQR Large Cap Relaxed Constraint Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	21	December 2020	3,552	13	(33)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/AQR Managed Futures Strategy Fund
SHORT TERM INVESTMENTS 77.4%
U.S. Treasury Bill 49.6%
Treasury, United States Department of
0.16%, 10/08/20 (a)	13,913	13,913
0.29%, 10/15/20 (a)	1,070	1,070
0.10%, 10/22/20 (a)	2,308	2,308
0.17%, 01/07/21 (a)	3,295	3,294
0.13%, 01/28/21 (a)	3,470	3,469
0.12%, 02/11/21 - 03/18/21 (a)	4,007	4,005
0.11%, 02/04/21 - 03/25/21 (a)	9,962	9,958
		38,017
Investment Companies 27.8%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	10,000	10,000
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 0.09% (c)	11,249	11,249
		21,249
Total Short Term Investments (cost $59,264)		59,266
Total Investments 77.4% (cost $59,264)		59,266
Other Derivative Instruments (1.1)%		(836)
Other Assets and Liabilities, Net 23.7%		18,179
Total Net Assets 100.0%		76,609

(a) The coupon rate represents the yield to maturity.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/AQR Managed Futures Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M EURIBOR	29	March 2021	EUR	7,285	—	3
3M EURIBOR	105	June 2021	EUR	26,386	(3)	3
3M EURIBOR	101	September 2021	EUR	25,382	(3)	4
3M EURIBOR	66	December 2021	EUR	16,586	(2)	4
3M EURIBOR	98	March 2022	EUR	24,626	(4)	4
3M EURIBOR	98	June 2022	EUR	24,626	(4)	3
3M EURIBOR	71	September 2022	EUR	17,842	(3)	1
3M EUROSWISS	1	March 2021	CHF	252	—	—
3M EUROSWISS	2	June 2021	CHF	504	—	—
3M EUROSWISS	2	September 2021	CHF	504	—	—
90 Day Eurodollar	11	March 2021		2,744	—	—
90 Day Eurodollar	22	June 2021		5,489	—	1
90 Day Eurodollar	40	September 2021		9,978	1	3
90 Day Eurodollar	46	December 2021		11,470	2	6
90 Day Eurodollar	50	March 2022		12,468	—	5
90 Day Eurodollar	50	June 2022		12,464	—	7
90 Day Eurodollar	51	September 2022		12,721	—	(2)
90 Day Sterling	33	March 2021	GBP	4,121	—	2
90 Day Sterling	40	June 2021	GBP	4,996	—	5
90 Day Sterling	45	September 2021	GBP	5,620	(1)	9
90 Day Sterling	132	December 2021	GBP	16,469	(2)	45
90 Day Sterling	135	March 2022	GBP	16,846	(2)	40
90 Day Sterling	97	June 2022	GBP	12,104	(2)	28
90 Day Sterling	62	September 2022	GBP	7,749	(1)	2
Aluminum	10	December 2020		447	(12)	(6)
AUD/USD Spot Rate	161	December 2020		11,634	53	(102)
Australia 10 Year Bond	64	December 2020	AUD	9,523	(5)	27
Australia 3 Year Bond	696	December 2020	AUD	81,459	(8)	133
Canada 10 Year Bond	81	December 2020	CAD	12,305	(27)	(7)
Canadian Bankers' Acceptance	12	March 2021	CAD	2,984	—	—
Canadian Bankers' Acceptance	5	June 2021	CAD	1,244	—	—
Cocoa	41	December 2020		1,037	(17)	7
Cocoa	25	December 2020	GBP	456	(12)	(9)
Coffee "C"	27	December 2020		1,206	15	(82)
Copper	7	December 2020		1,168	1	—
Copper	22	December 2020		1,647	24	21
Corn	33	December 2020		602	24	23
Cotton No. 2	22	December 2020		705	5	19
DAX Index	1	December 2020	EUR	330	(1)	(13)
Dow Jones Industrial Average Index	12	December 2020		1,636	14	24
EUR/USD Spot Rate	177	December 2020		26,041	(42)	(77)
Euro BOBL	53	December 2020	EUR	7,166	(6)	(3)
Euro Bund	27	December 2020	EUR	4,708	(11)	5
Euro Buxl 30 Year Bond	13	December 2020	EUR	2,880	(17)	17
Euro OAT	43	December 2020	EUR	7,191	(23)	67
FTSA China 50 Index	218	October 2020		3,294	(11)	2
FTSE/JSE Africa Top 40 Index	2	December 2020	ZAR	1,048	—	(3)
Gold, 100 Oz.	35	December 2020		6,810	(27)	(176)
Italy Government BTP Bond	22	December 2020	EUR	3,191	(13)	66
Japan 10 Year Bond	1	December 2020	JPY	152,155	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/AQR Managed Futures Strategy Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
KC HRW Wheat	46	December 2020		1,110	78	63
KOSPI 200 Index	10	December 2020	KRW	766,727	—	7
Lean Hogs	3	December 2020		79	1	(3)
Long Gilt	98	December 2020	GBP	13,342	(57)	(3)
MSCI EAFE Index	10	December 2020		940	(5)	(13)
MSCI Emerging Markets Index	111	December 2020		6,033	97	8
MSCI Taiwan Index	13	October 2020		631	2	10
NASDAQ 100 Stock Index	7	December 2020		1,553	12	44
NIFTY 50 Index	1	October 2020		22	—	—
Nikkei 225 Index	15	December 2020	JPY	346,448	(42)	13
OMX 30 Index	6	October 2020	SEK	1,088	(1)	1
Palladium	2	December 2020		443	—	23
Russell 2000 Index	11	December 2020		830	(2)	(3)
S&P 500 Index	22	December 2020		3,640	22	47
S&P Midcap 400 Index	2	December 2020		374	2	(2)
S&P/TSX 60 Index	28	December 2020	CAD	5,405	(27)	(16)
Silver	3	December 2020		388	(12)	(35)
Soybean	13	November 2020		615	20	50
Soybean Meal	22	December 2020		700	24	54
Soybean Oil	7	December 2020		139	2	—
Sugar No. 11	50	May 2021		747	5	10
TOPIX Index	24	December 2020	JPY	387,822	(74)	22
United States 10 Year Note	111	December 2020		15,460	(29)	28
United States 2 Year Note	129	January 2021		28,497	(1)	7
United States 5 Year Note	190	January 2021		23,926	(21)	20
United States Long Bond	16	December 2020		2,823	(15)	(3)
United States Ultra Bond	8	December 2020		1,774	(16)	1
Wheat	46	December 2020		1,265	66	64
Zinc	3	December 2020		187	(11)	(7)
					(102)	493
Short Contracts
AEX Index	(19)	October 2020	EUR	(2,088)	6	9
Brent Crude	(80)	October 2020		(3,343)	(58)	(41)
CAC 40 Index	(56)	October 2020	EUR	(2,728)	19	47
CAD/USD Spot Rate	(240)	December 2020		(18,117)	(96)	86
Crude Oil, WTI	(33)	November 2020		(1,270)	(30)	(57)
Euro Schatz	(131)	December 2020	EUR	(14,700)	2	(12)
Euro STOXX 50 Price Index	(45)	December 2020	EUR	(1,428)	4	(11)
FTSE 100 Index	(18)	December 2020	GBP	(1,084)	7	42
FTSE/MIB Index	(8)	December 2020	EUR	(770)	3	13
Gasoline, RBOB	(14)	November 2020		(660)	(6)	(35)
GBP/USD Spot Rate	(79)	December 2020		(6,353)	(19)	(18)
Hang Seng China Enterprises Index	(13)	October 2020	HKD	(6,095)	(4)	—
Hang Seng Index	(2)	October 2020	HKD	(2,342)	(1)	—
IBEX 35 Index	(10)	October 2020	EUR	(703)	(1)	36
JPY/USD Spot Rate	(15)	December 2020		(1,777)	(2)	(3)
Live Cattle	(1)	January 2021		(45)	—	—
Low Sulfur Gasoil	(34)	November 2020		(1,124)	(12)	(11)
MSCI Singapore Free Index	(8)	October 2020	SGD	(227)	—	1
MXN/USD Spot Rate	(67)	December 2020		(1,488)	(21)	(15)
Natural Gas	(8)	November 2020		(216)	3	13
New York Harbor ULSD	(25)	November 2020		(1,174)	(38)	(35)
Nickel	(9)	December 2020		(787)	4	4
NZD/USD Spot Rate	(20)	December 2020		(1,315)	(4)	(8)
Platinum	(4)	January 2021		(172)	(2)	(10)
S&P/ASX 200 Index	(21)	December 2020	AUD	(3,086)	50	30
					(196)	25

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/AQR Managed Futures Strategy Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	12/16/20	AUD	106	76	(1)
AUD/USD	CIT	12/16/20	AUD	9,598	6,876	—
BRL/USD	CIT	12/16/20	BRL	1,194	212	(14)
CAD/USD	CIT	12/16/20	CAD	13,721	10,311	(167)
CHF/USD	CIT	12/16/20	CHF	4,518	4,919	(80)
CHF/USD	CIT	12/16/20	CHF	24	26	—
CLP/USD	CIT	12/16/20	CLP	134,814	173	(5)
CLP/USD	CIT	12/16/20	CLP	46,841	58	—
COP/USD	CIT	12/16/20	COP	2,257,052	587	(18)
COP/USD	CIT	12/16/20	COP	59,617	15	—
EUR/USD	CIT	12/16/20	EUR	13,272	15,581	(157)
GBP/USD	CIT	12/16/20	GBP	1,806	2,331	(57)
GBP/USD	CIT	12/16/20	GBP	2,716	3,506	14
HUF/USD	CIT	12/16/20	HUF	371,447	1,196	(30)
HUF/USD	CIT	12/16/20	HUF	37,190	120	1
IDR/USD	CIT	12/16/20	IDR	8,871,650	592	(5)
IDR/USD	CIT	12/16/20	IDR	3,729,158	249	—
ILS/USD	CIT	12/16/20	ILS	2,915	851	(7)
ILS/USD	CIT	12/16/20	ILS	232	68	—
INR/USD	CIT	12/16/20	INR	136,894	1,841	(8)
INR/USD	CIT	12/16/20	INR	126,382	1,699	10
JPY/USD	CIT	12/16/20	JPY	574,475	5,451	(25)
JPY/USD	CIT	12/16/20	JPY	131,385	1,247	2
KRW/USD	CIT	12/16/20	KRW	112,274	96	(1)
KRW/USD	CIT	12/16/20	KRW	16,758,368	14,331	197
MXN/USD	CIT	12/16/20	MXN	6,254	280	(5)
MXN/USD	CIT	12/16/20	MXN	551	25	—
NOK/USD	CIT	12/16/20	NOK	11,974	1,283	(69)
NZD/USD	CIT	12/16/20	NZD	13,961	9,233	(154)
NZD/USD	CIT	12/16/20	NZD	52	34	—
PHP/USD	CIT	12/16/20	PHP	75,803	1,559	6
PLN/USD	CIT	12/16/20	PLN	3,413	883	(37)
SEK/USD	CIT	12/16/20	SEK	124,213	13,882	(317)
SEK/USD	CIT	12/16/20	SEK	483	54	—
SGD/USD	CIT	12/16/20	SGD	2,075	1,520	7
TWD/USD	CIT	12/16/20	TWD	46,107	1,592	(21)
TWD/USD	CIT	12/16/20	TWD	88,467	3,056	5
USD/AUD	CIT	12/16/20	AUD	(981)	(703)	8
USD/BRL	CIT	12/16/20	BRL	(10,060)	(1,785)	31
USD/CAD	CIT	12/16/20	CAD	(27,475)	(20,648)	215
USD/CHF	CIT	12/16/20	CHF	(2,243)	(2,441)	(14)
USD/CHF	CIT	12/16/20	CHF	(4,542)	(4,943)	51
USD/CLP	CIT	12/16/20	CLP	(145,946)	(186)	—
USD/COP	CIT	12/16/20	COP	(4,169,843)	(1,085)	(12)
USD/COP	CIT	12/16/20	COP	(1,271,205)	(331)	4
USD/EUR	CIT	12/16/20	EUR	(3,703)	(4,347)	(15)
USD/EUR	CIT	12/16/20	EUR	(9,570)	(11,233)	160
USD/GBP	CIT	12/16/20	GBP	(5,229)	(6,750)	(27)
USD/GBP	CIT	12/16/20	GBP	(3,825)	(4,939)	16
USD/HUF	CIT	12/16/20	HUF	(1,423,446)	(4,585)	164
USD/IDR	CIT	12/16/20	IDR	(18,417,402)	(1,230)	(10)
USD/IDR	CIT	12/16/20	IDR	(8,654,894)	(578)	—
USD/ILS	CIT	12/16/20	ILS	(2,877)	(841)	(6)
USD/ILS	CIT	12/16/20	ILS	(1,375)	(402)	—
USD/INR	CIT	12/16/20	INR	(65,181)	(876)	(16)
USD/INR	CIT	12/16/20	INR	(57,891)	(778)	—
USD/JPY	CIT	12/16/20	JPY	(705,860)	(6,698)	(40)
USD/KRW	CIT	12/16/20	KRW	(2,583,704)	(2,210)	(31)
USD/KRW	CIT	12/16/20	KRW	(87,831)	(75)	—
USD/MXN	CIT	12/16/20	MXN	(6,805)	(305)	2
USD/NOK	CIT	12/16/20	NOK	(24,088)	(2,583)	(43)
USD/NOK	CIT	12/16/20	NOK	(34,806)	(3,733)	115
USD/NZD	CIT	12/16/20	NZD	(15,327)	(10,137)	(108)
USD/NZD	CIT	12/16/20	NZD	(293)	(193)	2
USD/PHP	CIT	12/16/20	PHP	(23,644)	(487)	—
USD/PLN	CIT	12/16/20	PLN	(12,764)	(3,303)	(31)
USD/PLN	CIT	12/16/20	PLN	(30,683)	(7,940)	189
USD/SEK	CIT	12/16/20	SEK	(44,928)	(5,023)	(78)
USD/SEK	CIT	12/16/20	SEK	(11,077)	(1,238)	26
USD/SGD	CIT	12/16/20	SGD	(690)	(505)	(3)
USD/SGD	CIT	12/16/20	SGD	(1,757)	(1,284)	3
USD/TWD	CIT	12/16/20	TWD	(13,500)	(466)	(1)
USD/TWD	CIT	12/16/20	TWD	(31,184)	(1,076)	2
USD/ZAR	CIT	12/17/20	ZAR	(210,363)	(12,473)	(254)
USD/ZAR	CIT	12/17/20	ZAR	(1,415)	(84)	—
ZAR/USD	CIT	12/17/20	ZAR	41,030	2,433	(48)
ZAR/USD	CIT	12/17/20	ZAR	80,454	4,772	16
					(15,476)	(669)

JNL/AQR Managed Futures Strategy Fund — OTC Total Return Swap Agreements
Reference Entity	Counter-party	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
Cotton No. 2 Future, Dec. 2020	CGM	12/22/20		558	—	1
Soybean Future, Nov. 2020	CGM	11/17/20		3,617	—	170
Soybean Meal Future, Dec. 2020	CGM	12/16/20		779	—	10
Soybean Oil Future, Dec. 2020	CGM	12/23/20		153	—	6
Wheat Future, Dec. 2020	CGM	12/16/20		1,207	—	65
Cotton No. 2 Future, Dec. 2020	MLP	12/22/20		393	—	1
KOSPI 200 Index Future, Dec. 2020	MLP	12/11/20	KRW	630,540	—	(9)
Soybean Oil Future, Dec. 2020	MLP	12/23/20		736	—	20
Swiss Market Index Future, Dec. 2020	MLP	12/18/20	CHF	1,050	—	(34)
					—	230
Total return swap agreements - paying return
FUTURES
Sau Paulo Stock Exchange Index Future, Oct. 2020	MSC	10/14/20	BRL	(1,906)	—	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/BlackRock Advantage International Fund
COMMON STOCKS 98.1%
Japan 27.1%
AEON Financial Service Co. Ltd.	2	15
AICA Kogyo Co., Ltd.	—	11
Amada Co. Ltd.	2	18
Anritsu Corporation (a)	1	27
Aozora Bank, Ltd. (a)	1	10
Asahi Breweries Ltd.	5	181
Asahi Kasei Corp.	2	20
Astellas Pharma Inc.	2	22
Benesse Holdings Inc.	1	26
Bridgestone Corp.	2	63
Canon Inc. (a)	5	78
Central Japan Railway Co.	—	43
Chugai Pharmaceutical Co. Ltd.	2	67
Citizen Watch Co., Ltd.	—	1
Daicel Corp.	2	11
Daiichi Sankyo Company, Ltd	5	138
Daikin Industries Ltd.	—	55
Daito Trust Construction Co. Ltd.	—	9
Daiwa House Industry Co. Ltd. (a)	3	87
Dena Co., Ltd.	1	11
Denso Corp. (a)	2	101
DIC Corp.	1	30
DIP Corporation	1	10
Disco Corp. (a)	—	24
East Japan Railway Co.	1	86
Eisai Co. Ltd. (a)	1	73
Electric Power Development Co., Ltd.	1	12
Fanuc Ltd.	1	231
Fast Retailing Co. Ltd.	—	126
Fuji Media Holdings, Inc.	2	15
FUJIFILM Holdings Corp.	1	54
H2O Retailing Corporation	—	1
Hitachi Ltd.	1	44
Honda Motor Co. Ltd.	7	160
House Foods Group Inc.	—	11
Isuzu Motors Ltd.	3	24
ITOCHU Corp.	2	46
J.Front Retailing Co., Ltd.	1	10
Japan Post Holdings Co., Ltd.	20	135
Japan Tobacco Inc.	5	97
JXTG Holdings, Inc.	15	55
Kajima Corp. (a)	2	28
Kakaku.com Inc.	1	21
Kaneka Corp.	—	11
Kao Corp.	1	105
KDDI Corp. (a)	11	270
Keyence Corp.	1	373
Kinden Corp.	1	14
Kirin Holdings Co. Ltd.	1	15
Konami Corp.	—	17
Konica Minolta Holdings Inc. (a)	8	21
Kyocera Corp.	1	51
Kyushu Railway Company	1	23
Lintec Corporation	1	12
Maeda Corporation	2	11
Mitsubishi Chemical Holdings Corporation	3	14
Mitsubishi Estate Co. Ltd.	1	14
Mitsubishi Motors Corp.	5	11
Mitsubishi UFJ Financial Group Inc.	14	54
Mitsui Chemicals Inc.	1	14
Mitsui Fudosan Co. Ltd.	1	14
Mizuho Financial Group Inc. (a)	2	24
MS&AD Insurance Group Holdings, Inc. (a)	3	83
Murata Manufacturing Co. Ltd. (a)	3	168
NEXON Co.,Ltd.	5	130
Nidec Corp.	3	280
Nihon Kohden Corporation	1	16
Nikon Corp.	1	9
Nintendo Co. Ltd.	—	227
Nippon Shokubai Co., Ltd.	—	16
Nippon Telegraph & Telephone Corp.	1	16
Nisshin Seifun Group Inc. (a)	1	21
Nitori Co. Ltd.	—	83
Nitto Denko Corp.	—	26
NTT Data Corp.	2	27
NTT DoCoMo Inc. (a)	4	136
Obic Co. Ltd.	—	35
OJI Holdings Corp. (a)	2	11
Omron Corp.	—	31
Oriental Land Co. Ltd. (a)	1	98
Otsuka Holdings Co., Ltd.	1	51
Panasonic Corp.	2	17
PeptiDream Inc. (b)	1	42
Pola Orbis Holdings Inc.	6	111
Rakuten Inc.	4	38
Recruit Holdings Co., Ltd.	3	104
Rohm Co. Ltd.	1	62
Sankyu Inc.	—	12
Santen Pharmaceutical Co. Ltd.	1	12
Sanwa Holdings Corporation	2	19
SCSK Corporation (a)	—	17
Seiko Epson Corp. (a)	1	15
Seven & I Holdings Co., Ltd.	9	275
Shikoku Electric Power Company, Incorporated (a)	1	10
Shimadzu Corp.	—	12
Shin-Etsu Chemical Co. Ltd.	—	13
Shionogi & Co. Ltd. (a)	1	59
SMC Corp.	—	55
Softbank Corp. (a)	6	68
SoftBank Group Corp.	3	205
Sony Corp.	4	321
Sugi Holdings Co., Ltd.	—	14
Sumitomo Chemical Co. Ltd. (a)	10	34
Sumitomo Corp.	3	32
Sumitomo Forestry Co. Ltd.	1	14
Sumitomo Mitsui Financial Group Inc.	8	217
Sumitomo Mitsui Trust Holdings Inc.	1	29
Sumitomo Rubber Industries Inc.	2	18
Sundrug Co. Ltd.	—	4
Suntory Beverage & Food Limited	1	34
Sysmex Corp.	—	29
T&D Holdings Inc.	2	15
Takara Bio Inc.	1	14
Takeda Pharmaceutical Co. Ltd.	6	221
TDK Corp.	—	11
Teijin Ltd. (a)	1	19
Toda Corp.	2	12
Tokio Marine Holdings Inc.	1	39
Toray Industries Inc. (a)	2	8
TOTO Ltd. (a)	—	14
Toyo Seikan Group Holdings Ltd.	1	11
Toyota Boshoku Corporation	1	10
Toyota Motor Corp.	6	409
Toyota Tsusho Corp. (a)	1	17
Trend Micro Inc.	1	37
TS Tech Co.,Ltd.	—	11
TV Asahi Holdings Corp.	1	10
Ube Industries Ltd. (a)	4	62
Unicharm Corp.	2	76
West Japan Railway Co.	1	30
Yahoo! Japan Corp.	10	65
Yakult Honsha Co. Ltd.	1	72
Yamada Denki Co. Ltd.	14	71
Yamaguchi Financial Group,Inc.	3	22
Yaskawa Electric Corp.	2	67
Zenkoku Hosho Co., Ltd.	—	16
		8,050
United Kingdom 12.3%
ABCAM PLC	1	9
Anglo American PLC	1	21
Ashmore Group PLC	3	12
AstraZeneca PLC	3	352
Auto Trader Group PLC	14	102
Aviva PLC	3	10
Babcock International Group PLC	3	11

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Bellway P L C	—	7
BP P.L.C.	36	103
British American Tobacco P.L.C.	6	225
BT Group Plc	32	40
Compass Group PLC	3	42
Convatec Group PLC	7	17
Croda International Public Limited Company	—	15
DCC Public Limited Company	—	8
Diageo PLC	10	326
Dunelm Group PLC	1	17
easyJet PLC	2	11
Experian PLC	6	238
GlaxoSmithKline PLC	12	227
Greggs PLC	1	9
GVC Holdings PLC	2	21
Halma Public Limited Company	2	75
HomeServe PLC	5	83
Howden Joinery Group PLC	6	43
HSBC Holdings PLC	24	93
IG Group Holdings PLC	2	16
Imperial Brands PLC	1	10
Informa Switzerland Limited	12	56
ITV Plc	33	29
JD Sports Fashion Plc	2	18
Johnson Matthey PLC	1	25
Kingfisher Plc	8	32
Legal & General Group PLC	5	12
Lloyds Banking Group PLC (b)	206	70
Marks & Spencer Group Plc	9	12
Meggitt PLC	10	32
Micro Focus International PLC	1	4
Moneysupermarket.com Group PLC	1	3
Ocado Group PLC (b)	2	56
Pets at Home Group PLC	4	22
Relx PLC	3	58
Rentokil Initial PLC (b)	12	83
Rightmove PLC	10	82
Rio Tinto PLC	1	78
Rotork P.L.C.	6	23
Schroders PLC	—	15
Smiths Group PLC	2	30
Spirax-Sarco Engineering PLC	—	20
SSE PLC	3	46
Standard Chartered PLC	2	9
Tesco PLC	19	53
The Berkeley Group Holdings PLC	—	25
The Royal Bank of Scotland Group Public Limited Company	15	21
Travis Perkins PLC	1	9
Unilever N.V.	5	313
Unilever PLC	2	153
Vodafone Group Public Limited Company	79	104
WH Smith PLC	—	5
WM Morrison Supermarkets P L C	6	12
WPP 2012 Limited	1	7
		3,660
France 11.4%
Alstom (b)	1	32
Amundi (b)	—	31
Bureau Veritas (b)	1	16
Cie de Saint-Gobain (b)	2	96
Cie Generale d'Optique Essilor International SA	1	84
CNP Assurances SA (b)	1	18
Danone	1	45
Dassault Systemes SA	1	224
Eiffage (b)	—	12
Electricite de France	3	27
Engie (b)	5	66
Eutelsat Communications	2	23
Faurecia (b)	1	22
Gecina SA	—	20
Hermes International SCA	—	244
Kering SA	—	129
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	1	167
Legrand SA	1	57
L'Oreal SA	1	400
LVMH Moet Hennessy Louis Vuitton SE	1	300
Nexans (b)	—	7
Orange SA	9	90
Pernod-Ricard SA	2	284
Peugeot SA (b)	1	18
Renault SA (b)	2	63
Rexel (b)	9	116
Safran (b)	—	2
Sanofi SA	2	241
Schneider Electric SE (b)	2	191
SCOR (b)	1	34
Societe Generale SA (b)	8	100
Sopra Steria Group (b)	—	10
Teleperformance	—	49
Thales SA	—	19
Ubisoft Entertainment (b)	—	6
Valeo	1	30
VINCI	1	107
Wendel SA	—	12
		3,392
Switzerland 9.4%
Alcon AG (b)	1	60
Baloise Holding AG	—	28
Compagnie Financiere Richemont SA	3	182
Credit Suisse Group AG	—	3
Dufry AG (a) (b)	—	14
Geberit AG	—	25
Givaudan SA	—	215
Glencore PLC	11	22
Kühne + Nagel International AG	1	106
Lonza Group AG	—	102
Nestle SA	7	797
Novartis AG	4	326
Roche Holding AG	1	357
SGS SA	—	80
Sika AG	1	315
STMicroelectronics NV	2	61
Swiss Re AG	1	100
		2,793
Germany 9.2%
Adidas AG (b)	—	128
Aroundtown SA (b)	2	12
BASF SE	2	129
Bayer AG	1	70
Bayerische Motoren Werke AG	1	64
Beiersdorf AG	2	248
CompuGroup Medical SE & Co. KGaA	—	9
Covestro AG	1	34
Daimler AG	2	113
Delivery Hero SE (b)	1	81
Deutsche Boerse AG	1	198
Dialog Semiconductor PLC (b)	—	18
DWS Group GmbH & Co. KGaA (b)	—	10
E.ON SE	25	271
Fielmann AG (b)	—	12
freenet AG	1	15
Hannover Rueck SE	—	25
HELLA GmbH & Co. KGaA	—	17
Hellofresh SE (b)	—	22
Hugo Boss AG	1	15
Infineon Technologies AG	3	89
Knorr - Bremse Aktiengesellschaft	—	29
LEG Immobilien AG	1	107
Puma SE (b)	1	87
RTL Group SA (b)	1	24
RWE AG	2	58
SAP SE	3	438
Scout24 Holding GmbH	1	51
Siemens AG	2	227
Siemens Energy AG (b)	1	24
Siemens Healthineers AG	2	80
Stroer SE & Co. KGaA (b)	—	16

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
ThyssenKrupp AG (b)	3	13
Wacker Chemie AG	—	13
		2,747
Australia 6.6%
ALS Limited	4	29
Altium Limited	1	17
Alumina Ltd.	28	27
Aristocrat Leisure Ltd.	7	144
ASX Ltd.	1	52
Atlas Arteria Limited	1	4
Bendigo and Adelaide Bank Ltd.	11	48
BHP Group PLC	—	8
BHP Group PLC	11	269
Brambles Limited	18	136
Cochlear Ltd.	—	65
Commonwealth Bank of Australia	3	152
CSL Ltd.	1	203
Goodman Funding Pty Ltd	2	31
IDP Education Limited	2	23
Iluka Resources Limited	2	10
Independence Group NL	2	7
Insurance Australia Group Ltd.	18	58
Macquarie Group Limited	1	104
Magellan Financial Group Ltd	—	10
Mirvac Group	22	35
National Australia Bank Ltd.	18	233
Perpetual Limited	1	12
Platinum Investment Management Limited	4	8
Ramsay Health Care Ltd.	1	32
REA Group Ltd.	—	17
Rio Tinto Ltd.	—	13
Scentre Group Limited	6	9
SEEK Limited	2	29
Sonic Health Care Ltd.	1	19
South32 Limited	27	39
Suncorp Group Ltd.	3	16
Tabcorp Holdings Ltd.	10	25
Telstra Corp. Ltd.	27	54
Transurban Group	—	2
Vicinity Centres RE Ltd	10	10
Westpac Banking Corporation	2	22
		1,972
Netherlands 5.5%
ABN AMRO Bank N.V. - CVA	6	51
Airbus SE (b)	—	23
Akzo Nobel N.V.	1	135
argenx SE (b)	—	25
ASML Holding	1	449
ING Groep N.V. (b)	24	172
Just Eat Takeaway.Com N.V. (a) (b)	—	52
Koninklijke Philips N.V.	7	315
Prosus N.V. (b)	2	155
Royal Dutch Shell PLC - Class A	8	98
Royal Dutch Shell PLC - Class B	7	90
Signify N.V. (b)	1	19
Unibail-Rodamco SE (a)	2	66
		1,650
Sweden 3.8%
Aktiebolaget Electrolux - Class B	1	33
Aktiebolaget Volvo - Class B (b)	4	75
Alfa Laval AB (b)	1	23
Assa Abloy AB - Class B	5	106
Atlas Copco Aktiebolag - Class A	4	196
Atlas Copco Aktiebolag - Class B	4	155
Elekta AB (publ) - Class B	2	21
Epiroc Aktiebolag - Class A	8	119
Epiroc Aktiebolag - Class B	1	14
Evolution Gaming Group AB (publ)	1	41
Kinnevik AB	1	54
L E Lundbergforetagen AB - Series B (b)	1	53
Nordea Bank ABP	25	190
Saab AB - Class B	—	1
Sinch AB (publ) (b)	—	11
SSAB AB - Class A	5	15
Swedbank AB - Class A (b)	1	20
		1,127
Hong Kong 2.6%
AIA Group Limited	16	163
CLP Holdings Ltd.	13	117
Hang Seng Bank Ltd.	1	18
Hong Kong & China Gas Co. Ltd.	17	24
Hong Kong Exchanges & Clearing Ltd.	1	66
Hongkong Land Holdings Ltd.	8	30
Hysan Development Co. Ltd.	3	9
Link Real Estate Investment Trust	10	84
MGM China Holdings Limited	9	12
Sun Hung Kai Properties Ltd.	5	58
Swire Pacific Ltd. - Class A	13	61
Swire Properties Limited	8	20
Techtronic Industries Company Limited	8	100
		762
Spain 2.3%
Banco Bilbao Vizcaya Argentaria SA	52	145
Banco de Sabadell, S.A.	34	12
Grifols, S.A. - Class A (a)	1	24
Iberdrola, Sociedad Anonima	13	162
Industria de Diseno Textil, S.A.	9	239
Naturgy Energy Group SA	2	37
Repsol SA	5	33
Siemens Gamesa Renewable Energy, S.A.	1	30
		682
Italy 1.8%
Amplifon S.p.A (b)	1	24
Assicurazioni Generali SpA	13	183
Azimut Holding S.p.A.	—	—
Banca Generali S.p.A. (b)	—	15
Banca Mediolanum SpA	2	13
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	16
Enel SpA	18	157
Exor Nederland N.V.	—	25
Ferrari N.V.	—	18
Interpump Group SpA	—	13
Prysmian S.p.A.	1	29
Terna – Rete Elettrica Nazionale S.p.A.	4	30
Unipol Gruppo Finanziario S.P.A. (b)	2	9
		532
Denmark 1.7%
Chr. Hansen Holding A/S	1	80
Genmab A/S (b)	—	41
ISS A/S	1	10
Novo Nordisk A/S - Class B	2	137
Orsted A/S	1	85
Rockwool International A/S	—	17
Tryg A/S	1	39
Vestas Wind Systems A/S	1	83
		492
Finland 1.6%
Kesko Oyj	4	94
Kojamo Oyj	1	20
Kone Corporation - Class B	2	169
Neste Oyj	1	74
Orion Oyj - Class B	—	10
Sampo Oyj - Class A	1	49
Valmet Oy	—	8
Wartsila Oyj	8	63
		487
Singapore 0.8%
Ascendas REIT	9	22
Jardine Cycle & Carriage Ltd.	2	30
Oversea-Chinese Banking Corporation Limited	7	43
Singapore Technologies Engineering Ltd.	15	38
United Overseas Bank Ltd.	2	34
Wilmar International Limited	26	85
		252

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Austria 0.4%
Erste Group Bank AG	4	94
Raiffeisen Bank International AG (b)	2	33
		127
Norway 0.4%
Equinor ASA	7	100
Gjensidige Forsikring ASA	—	8
Nel ASA (b)	7	13
		121
Belgium 0.4%
Barco	1	15
Galapagos (b)	—	12
UCB SA	—	55
Umicore (a)	1	28
		110
Portugal 0.2%
EDP Renovaveis, S.A.	1	21
Energias de Portugal SA	8	41
		62
New Zealand 0.2%
Fisher & Paykel Healthcare Corp.	1	22
Xero Limited (b)	—	30
		52
Ireland 0.1%
Kingspan Group Plc	1	45
Macau 0.1%
Sands China Ltd.	8	31
Israel 0.1%
Nice Ltd. (b)	—	15
The First International Bank of Israel Limited	—	9
		24
United States of America 0.1%
Qiagen N.V. (b)	—	18
Total Common Stocks (cost $29,303)		29,188
PREFERRED STOCKS 0.6%
Germany 0.6%
Sartorius AG	—	58
Volkswagen AG (c)	1	116
Total Preferred Stocks (cost $169)		174
SHORT TERM INVESTMENTS 6.5%
Securities Lending Collateral 5.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (d) (e)	1,602	1,602
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	326	326
Total Short Term Investments (cost $1,928)		1,928
Total Investments 105.2% (cost $31,400)		31,290
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (5.2)%		(1,537)
Total Net Assets 100.0%		29,752

(a) All or a portion of the security was on loan as of September 30, 2020.

(b) Non-income producing security.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/BlackRock Advantage International Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE Index	3	December 2020	284	(1)	(6)

JNL/BlackRock Advantage International Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	ANZ	10/06/20	HKD	59	8	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund
COMMON STOCKS 62.4%
Information Technology 14.2%
AAC Technologies Holdings Inc.	109	591
Adobe Inc. (a)	14	6,849
Advanced Micro Devices, Inc. (a)	1	49
Adyen B.V. (a)	5	8,888
Akamai Technologies, Inc. (a)	10	1,081
Altair Engineering Inc. - Class A (a)	48	2,010
Analog Devices, Inc.	4	483
Apple Inc. (b)	636	73,602
Applied Materials, Inc. (b)	247	14,663
ASE Technology Holding Co., Ltd.	16	33
ASML Holding (b)	52	19,120
Asustek Computer Inc.	10	88
Atlassian Corporation PLC - Class A (a)	8	1,497
Autodesk, Inc. (a) (b)	48	11,155
Automatic Data Processing, Inc.	—	18
Bicycle Club Joint Venture, L.P.	86	487
Broadcom Inc.	3	1,157
Cadence Design Systems Inc. (a)	19	2,065
Canon Inc.	9	148
CGI Inc. (a)	—	15
Ciena Corp. (a)	4	168
Cognizant Technology Solutions Corp. - Class A	1	52
Constellation Software Inc.	—	68
CrowdStrike Holdings, Inc. - Class A (a)	33	4,572
Daum Communications Corp.	7	2,329
Dell Technology Inc. - Class C (a)	103	6,951
EPAM Systems, Inc. (a)	3	1,067
Fiserv, Inc. (a)	—	48
Fortinet, Inc. (a)	17	1,962
FUJIFILM Holdings Corp.	1	54
Fujitsu Ltd.	—	41
Global Payments Inc. (b)	68	12,115
Globant S.A. (a)	4	731
Glodon Company Limited	80	857
Hangzhou Hikvision Digital Technology Co.,Ltd. - Class A	334	1,883
Hewlett Packard Enterprise Company	19	182
Hexagon Aktiebolag - Class B (a)	36	2,722
Hitachi Ltd.	2	81
Hon Hai Precision Industry Co. Ltd.	240	645
HP Inc.	8	151
Hundsun Technologies Inc. - Class A	31	446
Infineon Technologies AG	45	1,255
INPHI Corporation (a)	2	236
Inspur Electronic Information Industry Co., Ltd.	78	353
Intel Corporation (b)	16	829
Intuit Inc.	1	213
Keyence Corp.	5	2,190
Kingdee International Software Group Co. Ltd.	1,071	2,796
Lenovo Group Ltd.	84	56
Lookout, Inc. (a) (c) (d)	21	109
Marvell Technology Group Ltd	92	3,637
MasterCard Incorporated - Class A (b)	93	31,383
MediaTek Inc.	34	720
Microchip Technology Incorporated	79	8,075
Micron Technology, Inc. (a)	105	4,934
Microsoft Corporation (b)	338	71,090
MongoDB, Inc. - Class A (a)	3	772
Motorola Solutions Inc.	20	3,084
Murata Manufacturing Co. Ltd.	104	6,706
Nanya Technology Corp.	38	76
NCSoft Corp.	2	1,507
NEC Corp.	1	53
NetEase, Inc. - ADR	3	1,520
New Relic, Inc. (a)	13	707
NEXON Co.,Ltd.	1	12
Nintendo Co. Ltd.	—	57
Nokia Oyj (a)	139	542
NortonLifelock Inc.	53	1,108
NTT Data Corp.	6	75
NVIDIA Corporation (b)	33	17,779
NXP Semiconductors N.V.	111	13,857
Okta, Inc. - Class A (a)	11	2,386
Oracle Corporation	20	1,165
Palantir Technologies Inc. (a)	103	974
Palo Alto Networks, Inc. (a)	10	2,530
Paycom Software, Inc. (a)	4	1,192
Paypal Holdings, Inc. (a) (b)	66	13,089
Proofpoint, Inc. (a)	8	815
PTC Inc. (a)	197	16,281
Qualcomm Incorporated	28	3,254
Salesforce.Com, Inc. (a) (b)	96	24,239
Samsung SDI Co. Ltd.	3	997
ServiceNow, Inc. (a) (b)	18	8,562
Shenzhen Goodix Technology Co., Ltd.	1	19
Silergy Corp.	20	1,188
Splunk Inc. (a)	15	2,877
STMicroelectronics NV	13	390
Taiwan Semiconductor Manufacturing Co. Ltd.	2,087	31,530
Telefonaktiebolaget LM Ericsson - Class B (e)	220	2,404
Thomson Reuters Corporation	1	102
Tokyo Electron Ltd.	—	52
Twilio Inc. - Class A (a)	5	1,145
United Microelectronics Corp.	237	235
VMware, Inc. - Class A (a) (b) (e)	74	10,643
Western Digital Corporation	26	944
Wipro Ltd.	4	17
Workday, Inc. - Class A (a)	1	133
Xilinx, Inc. (b)	56	5,868
Yageo Corp.	76	933
Zoom Video Communications, Inc. - Class A (a)	—	64
Zscaler, Inc. (a)	16	2,298
		493,181
Health Care 9.7%
Abbott Laboratories (b)	153	16,695
AbbVie Inc.	205	17,961
Agilent Technologies, Inc. (b)	115	11,592
Aier Eye Hospital Group Co., Ltd	153	1,162
Alcon AG (a) (e)	24	1,348
Alcon AG (a)	2	138
Alexion Pharmaceuticals, Inc. (a)	7	760
Amgen Inc.	—	51
Amoy Diagnostics Co., Ltd.	49	552
Anthem, Inc. (b)	66	17,817
Apellis Pharmaceuticals, Inc. (a)	19	571
Astellas Pharma Inc.	652	9,717
AstraZeneca PLC	5	545
Asymchem Laboratories (Tianjin) Co., Ltd.	22	854
Autobio Diagnostics Co., Ltd.	34	812
Baxter International Inc.	18	1,451
Bayer AG	2	127
Becton, Dickinson and Company	47	11,009
BioMarin Pharmaceutical Inc. (a)	9	712
Boston Scientific Corporation (a) (b)	210	8,036
Bristol-Myers Squibb Company	194	11,666
Cardinal Health, Inc.	3	128
Celltrion Inc. (a)	—	44
Cerner Corp.	2	113
China Resources Pharmaceutical Group Limited	68	35
Cie Generale d'Optique Essilor International SA	63	8,612
Cigna Holding Company	1	110
CSL Ltd. (e)	—	30
DexCom Inc. (a)	2	890
Edwards Lifesciences Corporation (a) (b)	44	3,476
Eisai Co. Ltd.	—	27
Eli Lilly & Co.	1	124
Fresenius SE & Co. KGaA	1	65
Genmab A/S (a)	2	769
Gilead Sciences, Inc.	90	5,672
GlaxoSmithKline PLC	5	98
Grifols, S.A. - Class A (e)	1	23
Guardant Health, Inc. (a) (b)	19	2,150
Hangzhou Tigermed Consulting Co., Ltd (a)	48	685
Hangzhou Tigermed Consulting Co., Ltd	32	481
Hansoh Pharmaceutical Group Company Limited (a)	46	225

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
HCA Healthcare, Inc. (b)	122	15,248
Hoya Corp.	101	11,366
Humana Inc.	2	702
Illumina, Inc. (a)	2	635
Incyte Corporation (a)	—	44
Insulet Corporation (a)	2	569
Intuitive Surgical, Inc. (a) (b)	7	4,666
Iovance Biotherapeutics Inc. (a)	13	437
IQVIA Inc. (a)	1	215
Johnson & Johnson (b)	172	25,580
Lonza Group AG	—	26
McKesson Corporation	—	37
Medtronic Public Limited Company	3	261
Merck & Co., Inc. (b)	219	18,203
Nevro Corp. (a)	4	511
NMC Health PLC (a) (c)	162	—
Novartis AG	3	288
Olympus Corp.	1	27
Otsuka Holdings Co., Ltd.	1	47
Pfizer Inc. (b)	322	11,817
PTC Therapeutics, Inc. (a)	7	308
Regeneron Pharmaceuticals, Inc. (a)	—	19
ResMed Inc. (b)	7	1,253
Roche Holding AG (b)	66	22,687
Samsung Biologics Co., Ltd (a)	—	60
Sanofi SA (b)	171	17,075
Sarepta Therapeutics, Inc. (a)	6	823
Seattle Genetics Inc. (a)	9	1,692
Shionogi & Co. Ltd.	1	37
Straumann Holding AG	1	1,379
Stryker Corporation	7	1,419
Thermo Fisher Scientific Inc.	34	15,068
UnitedHealth Group Incorporated (b)	112	35,025
Venus Medtech (Hangzhou) Inc. (a)	92	983
Vertex Pharmaceuticals Incorporated (a)	26	6,988
WuXi AppTec Co., Ltd.	34	516
Wuxi Biologics Cayman Inc (a)	43	1,045
Zimmer Biomet Holdings, Inc.	—	15
Zoetis Inc. - Class A (b)	13	2,184
		336,588
Consumer Discretionary 8.5%
Adidas AG (a) (b)	54	17,477
Aisin Seiki Co. Ltd.	—	10
Alibaba Group Holding Limited (a) (d)	31	1,117
Alibaba Group Holding Limited - ADS (a) (b)	34	10,092
Amazon.com, Inc. (a) (b) (f)	22	68,453
ANTA Sports Products Limited	114	1,194
Aptiv PLC	143	13,074
AutoZone, Inc. (a)	—	135
Brilliance China Automotive Holdings Ltd.	476	450
BYD Company Limited - Class A	44	788
D.R. Horton, Inc. (b)	293	22,181
Daimler AG	1	48
Dollar Tree Inc. (a)	1	64
eBay Inc.	5	253
Fiat Chrysler Automobiles N.V. (a)	3	35
Gree Electric Appliances, Inc. of Zhuhai - Class A	69	546
Guangzhou Automobile Group Co., Ltd. - Class A	228	320
Guangzhou Automobile Group Co., Ltd. - Class H (e)	510	428
Haidilao International Holding Ltd. (e)	85	617
Haier Smart Home Co., Ltd - Class A	142	458
Hangzhou Robam Appliances Co., Ltd. - Class A	152	735
Honda Motor Co. Ltd.	1	31
Huazhu Group Limited - ADS	26	1,123
Hyundai Mobis	—	42
Jardine Matheson Holdings Ltd.	18	699
Jawbone Inc. (a) (c) (d)	98	—
JD.com, Inc. - Class A - ADR (a)	3	271
Kering SA	4	2,744
Kia Motors Corp.	3	121
Lennar Corporation - Class A (b)	83	6,745
LG Electronics Inc.	1	91
Li Auto Inc - ADR (a) (e)	112	1,954
Lowe`s Companies, Inc. (b)	145	24,102
LVMH Moet Hennessy Louis Vuitton SE (b)	19	8,880
Magna International Inc.	—	22
McDonald's Corporation (b)	86	18,821
MercadoLibre S.R.L (a)	—	41
MGM Resorts International	13	286
New Oriental Education & Technology Group - ADR (a)	5	800
Panasonic Corp.	7	63
Peloton Interactive, Inc. (a)	101	10,052
Prosus N.V. (a)	—	39
Rai Way S.P.A.	580	3,692
Rakuten Inc.	6	67
Restaurant Brands International Limited Partnership	1	67
Sekisui House Ltd.	2	35
Southwest Airlines Co.	19	696
Stanley Black & Decker, Inc.	1	138
Starbucks Corporation (b)	244	20,990
Subaru Corp. NPV	255	4,932
Sumitomo Electric Industries Ltd.	1	15
Suzuki Motor Corp.	177	7,580
Tesla Inc. (a)	—	27
The Berkeley Group Holdings PLC	34	1,839
The Home Depot, Inc. (b)	68	18,801
Thor Industries Inc.	—	43
TJX Cos. Inc.	245	13,608
Toll Brothers Inc.	7	346
Trip.com Group Limited - ADR (a)	51	1,579
Vail Resorts, Inc.	—	73
Vipshop (China) Co., Ltd. - ADR (a)	5	72
Winnebago Industries Inc.	1	36
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A	8	47
Wynn Resorts Ltd.	27	1,967
Yum China Holdings, Inc.	24	1,296
Yum! Brands, Inc.	1	106
Zhejiang Century Huatong Group Co. Ltd. - Class A (a)	31	43
		293,497
Industrials 6.8%
A P Moller - Maersk A/S - Class A	—	38
A P Moller - Maersk A/S - Class B	—	95
Aktiebolaget Volvo - Class B (a)	1,013	19,521
Alaska Air Group, Inc.	9	320
Assa Abloy AB - Class B	5	127
Atlas Copco Aktiebolag - Class A	26	1,262
Brambles Limited	11	82
C.H. Robinson Worldwide, Inc.	20	2,009
Cie de Saint-Gobain (a)	24	993
ComfortDelgro Corp. Ltd.	445	462
Contemporary Amperex Technology Co., Limited	47	1,466
Country Garden Services Holdings Company Limited	12	80
CRRC Corporation Limited - Class H	228	91
Cummins Inc.	—	42
Deutsche Post AG	5	235
DSV Panalpina A/S	20	3,317
East Japan Railway Co. (e)	83	5,127
Eaton Corporation Public Limited Company	2	166
Emerson Electric Co.	213	13,985
Experian PLC	—	12
FedEx Corporation	1	143
Ferguson PLC	19	1,920
Fortive Corporation (b)	203	15,485
Fortune Brands Home & Security, Inc.	20	1,753
Guangzhou Baiyun International Airport Xianglong Restaurant	450	900
Han's Laser Technology Industry Group Co., Ltd. - Class A	176	853
Illinois Tool Works Inc.	—	23
Koninklijke Philips N.V.	332	15,637
L3Harris Technologies, Inc. (b)	161	27,302
Maeda Road Construction Co. Ltd.	12	223
Marubeni Corp.	8	45
Masco Corporation	52	2,856
Mitsubishi Corp.	4	84

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Mitsubishi Heavy Industries Ltd.	8	177
Northrop Grumman Systems Corp.	2	574
Otis Worldwide Corporation	4	252
Raytheon BBN Technologies Corp. (b)	338	19,443
Relx PLC	98	2,186
Rockwell Automation Inc.	—	104
Safran (a)	147	14,501
Sandvik AB (a)	3	60
Schneider Electric SE (a)	1	138
Sensata Technologies Holding PLC (a)	4	180
SGS SA	—	104
Shanghai International Airport Co.Ltd.	94	959
Shenzhen Inovance technology Co., Ltd.	91	778
Siemens AG	255	32,229
TransDigm Group Inc.	6	2,660
Union Pacific Corporation (b)	157	30,860
United Parcel Service Inc. - Class B	1	117
Vertiv Holdings, LLC - Class A (a)	720	12,469
Xinjiang Goldwind Science & Technology Co., Ltd. - Class H	10	9
		234,454
Communication Services 6.4%
Advanced Info Service PLC.	127	688
Alphabet Inc. - Class C (a) (b)	33	48,118
Baidu, Inc. - Class A - ADR (a)	1	104
Beijing Zhonggong Education Technology Co., Ltd.	6	29
Booking Holdings Inc. (a)	—	70
Cellnex Telecom, S.A.	193	11,740
Charter Communications, Inc. - Class A (a) (b) (f)	41	25,449
China Mobile Ltd.	36	231
China Telecom Corp. Ltd. - Class H	602	181
China Unicom Hong Kong Ltd.	132	87
Chunghwa Telecom Co. Ltd.	210	777
Comcast Corporation - Class A (b) (f)	638	29,505
Deutsche Telekom AG	878	14,661
Electronic Arts Inc. (a)	1	153
Facebook, Inc. - Class A (a) (b)	61	15,977
GoodRx Holdings, Inc. - Class A (a) (e)	17	969
HKT Trust	492	654
Intouch Holdings Public Company Limited	427	694
KDDI Corp. (e)	72	1,810
KE Holdings Inc - Class A - ADR (a) (e)	28	1,689
LG Uplus Corp.	3	29
Liberty Broadband Corp. - Class C (a)	2	346
Liberty SiriusXM Group - Class A (a)	84	2,796
Liberty SiriusXM Group - Class C (a)	149	4,915
Live Nation Entertainment, Inc. (a)	8	439
Meituan Dianping (a)	33	1,045
Momo Inc. - ADR	7	97
MTN Group Ltd. (e)	32	107
Netflix, Inc. (a)	—	120
Nippon Telegraph & Telephone Corp.	74	1,512
Orange SA	6	64
Singapore Telecommunications Limited	102	160
SK Telecom Co. Ltd.	—	12
Telefonica SA	33	113
Tencent Holdings Limited	268	18,084
The Madison Square Garden Company - Class A (a)	—	54
T-Mobile USA, Inc. (a)	16	1,815
Uber Technologies, Inc. (a) (b)	294	10,707
VeriSign, Inc. (a)	1	133
Verizon Communications Inc.	29	1,726
Vivendi SA	5	151
Vodafone Group Public Limited Company	9,426	12,524
Walt Disney Co. (b)	85	10,563
Zee Entertainment Enterprises Ltd.	231	656
Zillow Group, Inc. - Class C (a)	19	1,918
		223,672
Financials 6.2%
AIA Group Limited	1,759	17,439
AON Public Limited Company	1	114
AXA SA	4	82
B3 S.A. - Brasil, Bolsa, Balcao	13	126
Banco do Brasil SA	7	36
Banco Santander (Brasil) S.A.	6	28
Bank of America Corporation (b)	798	19,219
Berkshire Hathaway Inc. - Class B (a)	21	4,553
BNP Paribas SA	30	1,084
Brookfield Asset Management Inc. - Class A	1	49
Capital One Financial Corporation (b)	264	18,936
Cathay Financial Holding Co. Ltd.	431	577
China Merchants Bank Co., Ltd. - Class H	179	849
Chubb Limited	48	5,611
Citigroup Inc. (b)	153	6,575
CME Group Inc.	1	138
DBS Group Holdings Ltd.	70	1,028
Deutsche Boerse AG	1	226
Fairfax Financial Holdings Ltd.	—	77
Fubon Financial Holding Co. Ltd.	444	646
Haitong Securities Co., Ltd. - Class H (a)	66	56
HDFC Asset Management Company Limited	1	22
HSBC Holdings PLC	22	86
Industrial and Commercial Bank of China Limited - Class H	1,246	650
ING Groep N.V. (a)	2,267	16,096
Intesa Sanpaolo SpA (a)	3,381	6,344
JPMorgan Chase & Co.	303	29,171
KB Financial Group Inc.	1	32
Legal & General Group PLC	29	70
Manulife Financial Corp.	2	33
Marsh & McLennan Companies, Inc. (b)	157	18,004
Moody's Corp.	—	78
Morgan Stanley (b)	571	27,608
MSCI Inc.	—	24
Nomura Holdings Inc.	2	10
PICC Property & Casualty Co. Ltd. - Class H	138	97
Ping An Insurance (Group) Co of China Ltd - Class A	68	772
Prudential Financial Inc.	1	93
PT. Bank Central Asia Tbk	507	925
Shinhan Financial Group Co. Ltd.	2	51
Shopify Inc. - Class A (a)	—	88
Societe Generale SA (a)	59	782
Sompo Holdings, Inc.	1	48
The Allstate Corporation	1	134
The Bank of New York Mellon Corporation	4	132
The Charles Schwab Corporation	147	5,327
The Goldman Sachs Group, Inc.	1	225
The Travelers Companies, Inc.	14	1,564
U.S. Bancorp (b)	72	2,574
UniCredit S.p.A. (a)	1,945	16,046
United Overseas Bank Ltd.	120	1,679
Venustech Group Inc.	158	806
Visa Inc. - Class A	22	4,374
Wells Fargo & Company	49	1,149
Willis Towers Watson Public Limited Company	—	23
Wuhan Raycus Fiber Laser Technologies Co., Ltd	83	761
		213,327
Materials 3.7%
Air Products and Chemicals, Inc.	85	25,374
Akzo Nobel N.V.	203	20,613
Anglo American Platinum Ltd.	1	96
Anglo American PLC	28	685
AngloGold Ashanti Ltd.	2	61
Anhui Conch Cement Company Limited - Class H	8	52
Arkema	63	6,673
Asahi Kasei Corp. (e)	7	58
Barrick Gold Corp.	98	2,742
BHP Group PLC	47	994
BHP Group PLC (e)	5	138
China National Building Material Co., Ltd. - Class H	68	87
China Resources Cement Holdings Limited	56	77
Corteva, Inc.	1	33
Evonik Industries AG	5	119
First Quantum Minerals Ltd	265	2,362
Formosa Chemicals & Fibre Corp.	192	451
Formosa Plastics Corp.	170	464
Freeport-McMoRan Inc. - Class B	183	2,862

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Ganfeng Lithium Co., Ltd. - Class H	32	160
Glencore PLC	5	11
International Flavors & Fragrances Inc. (e)	112	13,722
Jiangxi Copper Company Limited - Class H	33	37
LafargeHolcim Ltd.	1	59
LG Chem Ltd.	5	2,958
Nan Ya Plastics Corp.	232	479
Newcrest Mining Ltd.	70	1,563
Newmont Corporation	46	2,941
Nutrien Ltd.	1	39
POSCO	3	535
PPG Industries, Inc. (b)	140	17,147
Quintis Limited (a) (c) (d)	3,771	4,402
Rio Tinto Ltd.	1	77
Rio Tinto PLC	17	1,029
Sesa Sterlite Ltd.	42	77
Sherwin-Williams Co.	—	42
Shin-Etsu Chemical Co. Ltd.	92	12,019
Sika AG	13	3,225
Vale S.A. - ADR	60	635
Wheaton Precious Metals Corp.	61	3,017
		128,115
Consumer Staples 3.1%
Ajinomoto Co. Inc.	455	9,333
Altria Group, Inc.	1	29
Anhui Gujing Distillery Co., Ltd.	3	30
BIM Birlesik Magazalar A.S.	3	23
Carrefour SA	11	170
China Feihe Limited (e)	53	124
Coca-Cola European Partners PLC	—	10
Colgate-Palmolive Co.	32	2,492
Compania Cervecerias Unidas S.A. - ADR	8	98
Constellation Brands, Inc. - Class A	1	107
Costco Wholesale Corporation (b)	27	9,492
Dali Foods Group Company Limited	92	57
Danone	278	17,970
Diageo PLC	8	273
Dollar General Corporation	—	87
Familymart Co., Ltd. (e)	2	45
Fomento Economico Mexicano SAB de CV	10	58
Grupo Bimbo SAB de CV - Class A	47	88
Guangdong Marubi Biotechnology Co., Ltd.	47	445
Hengan International Group Co. Ltd.	10	69
Henkel AG & Co. KGaA	—	42
Hindustan Unilever Ltd.	2	51
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	106	604
JBS S/A	122	450
Jeronimo Martins, SGPS, S.A.	41	652
Kraft Heinz Foods Company	1	22
Kweichow Moutai Co., Ltd. - Class A	3	812
Loblaw Cos. Ltd.	2	123
Mondelez International, Inc. - Class A	33	1,881
Nestle SA	117	13,881
PepsiCo, Inc.	18	2,446
Pernod-Ricard SA	4	614
Procter & Gamble Co.	1	171
Seven & I Holdings Co., Ltd.	4	127
Shiseido Co. Ltd.	1	34
Sun Art Retail Group Limited	43	48
Target Corporation	1	152
Thai Beverage Public Company Limited	504	225
The Clorox Company	—	22
The Kroger Co.	3	87
The Simply Good Foods Company (a)	46	1,015
Tingyi Cayman Islands Holding Corp.	70	124
Tyson Foods Inc. - Class A	1	84
Unilever N.V.	247	14,896
Unilever PLC	128	7,869
Uni-President Enterprises Corp.	343	741
Wal - Mart de Mexico, S.A.B. de C.V.	7	17
Walmart Inc. (b)	115	16,132
Want Want China Holdings Limited	746	522
Wesfarmers Ltd.	5	150
WH Group Limited	730	597
Yifeng Pharmacy Chain Co., Ltd.	64	938
YiHai International Holdings Limited	38	598
		107,127
Utilities 1.9%
American Electric Power Company, Inc.	1	97
American Water Works Company, Inc.	10	1,492
Centrais Eletricas Brasileiras SA	3	17
China Resources Power Holdings Co. Ltd.	64	71
CK Infrastructure Holdings Limited	105	493
CLP Holdings Ltd.	75	699
Enel SpA	3,251	28,205
Engie (a)	4	59
ENGIE Brasil Energia S.A.	19	135
Exelon Corporation	1	39
FirstEnergy Corp.	3	92
Fortum Oyj	2	44
NextEra Energy, Inc. (b)	102	28,440
NTPC Limited	39	45
Sempra Energy	1	95
Siemens Energy AG (a)	128	3,440
Snam Rete Gas SpA	239	1,231
The Southern Company	2	86
Vistra Energy Corp.	78	1,469
		66,249
Energy 1.3%
China Oilfield Services Ltd. - Class H	250	175
CNOOC Limited	44	43
Enbridge Inc.	610	17,830
Formosa Petrochemical Corp.	103	286
Hess Corporation	45	1,843
Kinder Morgan, Inc.	10	118
Kunlun Energy Co. Ltd.	46	30
Neste Oyj	185	9,696
Petronet LNG Limited	113	338
Polski Koncern Naftowy Orlen S.A.	3	36
Reliance Industries Limited	46	830
Reliance Industries Ltd.	491	14,898
Repsol SA (e)	21	141
Royal Dutch Shell PLC - Class A	2	26
Royal Dutch Shell PLC - Class B	4	50
Schlumberger Ltd.	4	70
TC Energy Corporation (e)	—	7
The Williams Companies, Inc.	1	29
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras (a)	10	107
		46,553
Real Estate 0.6%
Agile Group Holdings Limited	22	29
American Tower Corporation	11	2,559
CapitaLand Ltd.	2,840	5,666
Crown Castle International Corp.	1	174
Goodman Funding Pty Ltd	4	45
Hang Lung Properties Ltd.	479	1,221
Hysan Development Co. Ltd.	115	346
Mitsubishi Estate Co. Ltd.	113	1,700
Poly Property Services Co., Ltd. (d)	1	9
Sun Hung Kai Properties Ltd.	459	5,895
Vonovia SE	35	2,425
Weyerhaeuser Company	48	1,361
		21,430
Total Common Stocks (cost $1,770,482)		2,164,193
GOVERNMENT AND AGENCY OBLIGATIONS 16.4%
Sovereign 7.3%
Bahrain Government International Bond
6.75%, 09/20/29 (d)	407	434
Bundesrepublik Deutschland
0.00%, 08/15/50, EUR (g)	3,754	4,522
Cabinet of Ministers of Ukraine
7.75%, 09/01/25 (h)	407	407
7.25%, 03/15/33 (h)	743	682
Cabinet Office, Government of Japan
0.40%, 09/20/49, JPY	3,346,800	30,204
Commonwealth of Australia
3.00%, 03/21/47, AUD (d)	27,468	25,209

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
El Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	714	957
Estado Espanol
0.60%, 10/31/29, EUR	19,631	23,966
1.25%, 10/31/30, EUR (d)	2,711	3,494
2.70%, 10/31/48, EUR (d)	2,109	3,487
1.00%, 10/31/50, EUR	4,753	5,471
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (h)	394	462
Gobierno Federal de los Estados Unidos Mexicanos
4.75%, 04/27/32 (e)	1,105	1,227
Government of the Republic of Panama
6.70%, 01/26/36	322	469
Greek Parliament
2.00%, 04/22/27, EUR (d)	6,667	8,457
Ministerul Finantelor Publice
6.13%, 01/22/44 (h)	332	445
Ministry of Diwan Amiri Affairs
4.40%, 04/16/50 (h)	348	444
Ministry of Finance People's Republic of China
3.29%, 05/23/29, CNY	316,190	46,732
2.68%, 05/21/30, CNY	58,340	8,232
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/27, BRL	32,551	6,569
3.88%, 06/12/30	460	456
Presidencia De La Nacion
1.00%, 07/09/29	573	260
0.13%, 07/09/30 - 01/09/38 (i)	14,459	5,782
Presidencia de la Republica de Colombia
4.50%, 03/15/29	394	441
Presidencia de la Republica Dominicana
5.50%, 01/27/25 (d)	427	454
6.88%, 01/29/26 (d)	332	368
4.50%, 01/30/30 (d)	477	466
4.88%, 09/23/32 (h)	330	325
Russia Government International Bond
5.25%, 06/23/47 (d)	200	265
Saudi Arabia, Kingdom of
4.63%, 10/04/47 (d)	464	567
Segretariato Generale Della Presidenza Della Repubblica
1.35%, 04/01/30, EUR	22,233	27,410
0.95%, 08/01/30, EUR	18,564	22,032
3.85%, 09/01/49, EUR (d)	11,191	19,386
The Arab Republic of Egypt
7.60%, 03/01/29 (d)	465	477
The Republic of Indonesia, The Government of
4.20%, 10/15/50	395	456
		251,015
U.S. Treasury Inflation Indexed Securities 5.4%
Treasury, United States Department of
0.13%, 10/15/24 - 01/15/30 (j)	176,723	188,552
U.S. Treasury Note 2.5%
Treasury, United States Department of
1.75%, 11/15/29 (f)	77,663	85,490
U.S. Treasury Bond 1.2%
Treasury, United States Department of
1.13%, 05/15/40 - 08/15/40	13,340	13,109
2.38%, 11/15/49	23,454	28,635
		41,744
Commercial Mortgage-Backed Securities 0.0%
Federal National Mortgage Association, Inc.
Series 2018-A2-M13, REMIC, 3.82%, 09/25/30 (k)	331	402
Total Government And Agency Obligations (cost $542,908)		567,203
INVESTMENT COMPANIES 6.4%
Consumer Discretionary Select Sector SPDR Fund (e)	28	4,180
Financial Select Sector SPDR Fund	122	2,947
Industrial Select Sector SPDR Fund (e)	82	6,322
Invesco QQQ Trust (e)	87	24,201
iShares China Large-Cap ETF (e) (l)	80	3,341
iShares iBoxx USD High Yield Corporate Bond ETF (l)	779	65,329
iShares iBoxx USD Investment Grade Corporate Bond ETF (l)	79	10,654
iShares MSCI Brazil Capped ETF (e) (l)	52	1,434
iShares MSCI Emerging Markets ETF (l)	13	556
iShares Nasdaq Biotechnology Index Fund (e) (l)	5	629
iShares Russell 2000 ETF (e) (l)	91	13,563
iShares S&P 500 Value ETF (e) (l)	35	3,899
KraneShares CSI China Internet ETF (e)	20	1,369
SPDR Bloomberg Barclays High Yield Bond ETF	56	5,815
SPDR Gold Trust ETF (a) (b)	435	76,960
VanEck Vectors Semiconductor ETF (b) (e)	9	1,579
Total Investment Companies (cost $214,284)		222,778
CORPORATE BONDS AND NOTES 6.2%
Financials 1.2%
Ally Financial Inc.
1.45%, 10/02/23 (e)	465	464
American Express Company
3.54%, (callable at 100 beginning 12/15/20) (m)	1,382	1,244
Banco Santander, S.A.
2.75%, 05/28/25 (n)	600	630
3.49%, 05/28/30 (n)	200	218
Bank of America Corporation
4.00%, 01/22/25	1,120	1,243
2.59%, 04/29/31	2,850	3,015
BNP Paribas
2.59%, 08/12/35 (h) (n)	1,744	1,692
Citigroup Inc.
4.38%, (callable at 100 beginning 11/15/20) (m)	1,908	1,861
4.41%, 03/31/31	989	1,185
Colfax Corporation
6.00%, 02/15/24 (h)	51	53
Ford Motor Credit Company LLC
5.13%, 06/16/25	353	364
4.13%, 08/17/27	639	621
General Motors Financial Company, Inc.
5.70%, (callable at 100 beginning 09/30/30) (m)	288	288
5.20%, 03/20/23	665	721
2.70%, 08/20/27	1,298	1,292
3.60%, 06/21/30	965	996
Itau Unibanco Holding S.A.
3.25%, 01/24/25 (d) (e)	420	428
JPMorgan Chase & Co.
3.11%, 04/22/51	1,275	1,357
Lloyds Bank PLC
13.00%, (callable at 100 beginning 01/22/29), GBP (d) (m)	2,148	4,786
MDGH - GMTN B.V
3.70%, 11/07/49 (h)	414	463
Morgan Stanley
3.89%, (3M USD LIBOR + 3.61%), (callable at 100 beginning 10/15/20) (k) (m)	1,618	1,532
3.62%, 04/01/31	1,519	1,741
Nationstar Mortgage Holdings Inc.
5.50%, 08/15/28 (h)	299	298
NatWest Group PLC
3.03%, 11/28/35 (n)	944	905
Outfront Media Capital Corporation
6.25%, 06/15/25 (h)	139	143
5.00%, 08/15/27 (h)	55	54
Petrobras Global Finance B.V.
5.30%, 01/27/25	405	443
5.60%, 01/03/31 (e)	821	877
Prudential Financial, Inc.
5.88%, 09/15/42 (k)	1,233	1,296
5.63%, 06/15/43 (k)	851	902
Quicken Loans Inc.
5.75%, 05/01/25 (h)	100	103
5.25%, 01/15/28 (h)	414	436
Quicken Loans, LLC
3.63%, 03/01/29 (h)	2,533	2,514
3.88%, 03/01/31 (h)	2,035	2,017
The Goldman Sachs Group, Inc.
4.17%, (callable at 100 beginning 11/09/20) (m)	2,191	2,126

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
2.60%, 02/07/30	997	1,052
4.75%, 10/21/45	230	302
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (h)	1,405	1,601
UniCredit S.p.A.
5.46%, 06/30/35 (h) (n)	907	923
USB Capital IX
3.50%, (3M USD LIBOR + 1.02%), (callable at 100 beginning 11/09/20) (k) (m)	594	544
		42,730
Health Care 0.8%
AbbVie Inc.
4.25%, 11/21/49 (h)	962	1,137
Acadia Healthcare Company, Inc.
5.50%, 07/01/28 (h)	423	435
5.00%, 04/15/29 (h)	99	100
Avantor, Inc.
6.00%, 10/01/24 (h)	128	134
Bausch Health Companies Inc.
5.50%, 11/01/25 (h)	113	116
5.75%, 08/15/27 (h)	34	36
6.25%, 02/15/29 (h)	325	335
Becton, Dickinson and Company
2.82%, 05/20/30	277	298
3.79%, 05/20/50	353	392
Bio City Development Company B.V.
0.00%, 07/06/18 (a) (c) (h) (n) (o)	600	59
Centene Corporation
4.75%, 01/15/25 (e)	1,201	1,234
5.25%, 04/01/25 (h)	93	97
5.38%, 08/15/26 (h)	63	66
4.25%, 12/15/27	208	218
3.00%, 10/15/30	1,386	1,414
Centene Escrow I Corporation
5.38%, 06/01/26 (h)	1,344	1,418
Charles River Laboratories International, Inc.
5.50%, 04/01/26 (h)	43	45
Community Health Systems, Inc.
8.00%, 03/15/26 (h)	463	454
CVS Health Corporation
3.75%, 04/01/30	978	1,118
2.70%, 08/21/40	573	548
5.05%, 03/25/48	974	1,239
DaVita Inc.
4.63%, 06/01/30 (h)	2,105	2,154
3.75%, 02/15/31 (h)	4,672	4,501
Elanco Animal Health
4.91%, 08/27/21 (p)	41	42
5.27%, 08/28/23 (p)	64	69
Emergent BioSolutions Inc.
3.88%, 08/15/28 (h)	57	57
HCA Inc.
3.50%, 09/01/30	2,950	3,004
5.25%, 06/15/49	664	806
Hologic, Inc.
3.25%, 02/15/29 (h)	1,221	1,231
Molina Healthcare, Inc.
5.38%, 11/15/22 (i)	60	63
Regeneron Pharmaceuticals, Inc.
2.80%, 09/15/50	763	701
Select Medical Corporation
6.25%, 08/15/26 (h)	1,523	1,584
Takeda Pharmaceutical Co Ltd
3.18%, 07/09/50	565	580
Teleflex Incorporated
4.63%, 11/15/27 (e)	42	44
Tenet Healthcare Corporation
4.63%, 07/15/24	351	352
5.13%, 05/01/25	115	116
4.88%, 01/01/26 (h)	172	174
6.25%, 02/01/27 (h)	128	132
4.63%, 09/01/24 - 06/15/28 (h)	158	159
		26,662
Communication Services 0.7%
AMC Networks, Inc.
5.00%, 04/01/24	82	84
4.75%, 08/01/25	65	67
Charter Communications Operating, LLC
2.80%, 04/01/31	2,401	2,487
CSC Holdings, LLC
5.50%, 05/15/26 (h)	629	654
4.13%, 12/01/30 (h)	1,440	1,465
4.63%, 12/01/30 (h)	2,774	2,784
3.38%, 02/15/31 (h)	499	484
GCI, LLC
4.75%, 10/15/28 (h)	204	207
Hughes Satellite Systems Corporation
7.63%, 06/15/21	379	393
iHeartCommunications, Inc.
6.38%, 05/01/26 (e)	2,425	2,528
8.38%, 05/01/27	740	730
5.25%, 08/15/27 (h)	395	386
4.75%, 01/15/28 (h)	332	314
Lamar Media Corp.
5.75%, 02/01/26	56	58
4.88%, 01/15/29 (h)	148	154
Level 3 Financing, Inc.
5.25%, 03/15/26	65	67
4.63%, 09/15/27 (h)	208	214
4.25%, 07/01/28 (h)	2,687	2,725
3.63%, 01/15/29 (h)	1,413	1,396
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (h) (m)	1,608	1,614
Netflix, Inc.
5.50%, 02/15/22	60	63
Nexstar Media Group, Inc.
4.75%, 11/01/28 (h)	459	468
Sirius XM Radio Inc.
3.88%, 08/01/22 (h)	82	83
4.63%, 07/15/24 (h)	117	121
5.38%, 07/15/26 (h)	84	88
5.00%, 08/01/27 (h)	127	133
5.50%, 07/01/29 (h)	107	115
4.13%, 07/01/30 (h)	1,395	1,429
TEGNA Inc.
4.75%, 03/15/26 (h)	297	304
T-Mobile USA, Inc.
3.88%, 04/15/30 (h)	924	1,054
2.55%, 02/15/31 (h)	2,132	2,203
Uber Technologies, Inc.
6.25%, 01/15/28 (h)	176	181
		25,053
Consumer Discretionary 0.7%
Aramark Services, Inc.
4.75%, 06/01/26	41	41
5.00%, 02/01/28 (e) (h)	97	98
AutoNation, Inc.
4.75%, 06/01/30	442	523
BorgWarner Inc.
2.65%, 07/01/27	471	496
Brookfield Residential Properties Inc.
6.25%, 09/15/27 (h)	52	52
Cedar Fair, L.P.
5.38%, 04/15/27	43	43
5.25%, 07/15/29	42	40
Churchill Downs Incorporated
5.50%, 04/01/27 (h)	51	53
Colt Merger Sub, Inc.
5.75%, 07/01/25 (h)	436	449
CSC Holdings, LLC
5.38%, 02/01/28 (h)	204	216
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/25 (h)	857	879
Eldorado Resorts, Inc.
6.25%, 07/01/25 (h)	3,212	3,350
8.13%, 07/01/27 (h)	1,220	1,293

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
ERAC USA Finance LLC
3.80%, 11/01/25 (h)	995	1,106
General Motors Company
6.80%, 10/01/27	469	570
GLP Financing, LLC
4.00%, 01/15/31	1,322	1,377
Hanesbrands Inc.
4.63%, 05/15/24 (h)	75	78
HD Supply, Inc.
5.38%, 10/15/26 (h)	64	67
Hilton Domestic Operating Company Inc.
5.13%, 05/01/26	125	128
Hilton Worldwide Holdings Inc.
4.63%, 04/01/25	74	75
4.88%, 04/01/27	50	51
International Game Technology PLC
6.50%, 02/15/25 (h)	200	213
KFC Holding Co.
5.25%, 06/01/26 (h)	199	207
L Brands, Inc.
6.88%, 07/01/25 (h)	199	215
5.25%, 02/01/28	133	129
6.63%, 10/01/30 (h)	286	292
Lennar Corporation
4.75%, 04/01/21	41	41
4.13%, 01/15/22	49	50
4.50%, 04/30/24	55	59
Lowe`s Companies, Inc.
5.13%, 04/15/50	890	1,220
Marriott International, Inc.
3.50%, 10/15/32	1,421	1,407
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (h)	1,142	1,194
6.50%, 09/15/26	66	67
McDonald's Corporation
4.45%, 09/01/48	878	1,090
4.20%, 04/01/50	992	1,208
Michaels Stores, Inc.
8.00%, 07/15/27 (e) (h)	582	611
Newell Brands Inc.
4.35%, 04/01/23 (p)	116	121
Picasso Finance Sub, Inc.
6.13%, 06/15/25 (h)	199	214
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (h)	199	204
4.00%, 10/15/30 (h)	661	666
S.A.C.I.Falabella
4.38%, 01/27/25 (d)	404	434
Seaworld Entertainment, Inc.
9.50%, 08/01/25 (h)	146	151
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 04/01/29 (h)	862	858
Six Flags Operations Inc.
4.88%, 07/31/24 (h)	82	77
Spirit Airlines, Inc.
8.00%, 09/20/25 (h)	286	303
Starbucks Corporation
3.50%, 11/15/50	997	1,059
Tempur Sealy International, Inc.
5.50%, 06/15/26	50	52
The William Carter Company
5.63%, 03/15/27 (h)	43	45
Williams Scotsman International, Inc.
4.63%, 08/15/28 (h)	87	87
Wyndham Destinations, Inc.
6.63%, 07/31/26 (h)	631	666
Wyndham Hotels & Resorts, Inc.
5.38%, 04/15/26 (h)	42	43
4.38%, 08/15/28 (h)	196	190
Yum! Brands, Inc.
3.63%, 03/15/31	801	801
		24,959
Energy 0.6%
BP Capital Markets America Inc.
1.75%, 08/10/30	273	271
Buckeye Partners, L.P.
4.35%, 10/15/24	179	176
4.13%, 03/01/25 (h)	883	843
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	323	330
5.63%, 10/01/26	93	97
Cheniere Energy, Inc.
4.63%, 10/15/28 (h) (n)	561	576
CrownRock, L.P.
5.63%, 10/15/25 (h)	96	91
Ecopetrol S.A.
6.88%, 04/29/30	824	985
Empresa Nacional del Petroleo
4.50%, 09/14/47 (d)	442	480
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (h)	41	41
5.75%, 01/30/28 (h)	84	85
Energy Transfer LP
4.05%, 03/15/25	640	672
Exxon Mobil Corporation
3.45%, 04/15/51 (n)	1,118	1,228
Great Western Petroleum LLC
9.00%, 09/30/21 (h)	530	308
Leviathan Bond Ltd
5.75%, 06/30/23 (d)	460	474
Marathon Petroleum Corporation
4.70%, 05/01/25	858	968
NuStar Logistics, L.P.
5.75%, 10/01/25	1,259	1,301
ONEOK Partners, L.P.
4.90%, 03/15/25	1,489	1,631
ONEOK, Inc.
2.75%, 09/01/24	864	885
2.20%, 09/15/25	65	64
Parsley Energy, LLC
5.38%, 01/15/25 (h)	488	487
5.25%, 08/15/25 (h)	1,062	1,051
5.63%, 10/15/27 (h)	59	59
PBF Holding Company LLC
9.25%, 05/15/25 (h)	1,043	1,069
Petroleos Mexicanos
6.50%, 03/13/27	894	834
PETRONAS Capital Limited
4.55%, 04/21/50 (h)	343	438
Pioneer Natural Resources Company
1.90%, 08/15/30	1,078	1,013
PT Pertamina (Persero)
3.65%, 07/30/29 (d)	844	904
QEP Resources, Inc.
5.25%, 05/01/23	225	163
Saudi Arabian Oil Company
4.25%, 04/16/39 (d)	450	516
SM Energy Company
1.50%, 07/01/21 (n)	921	847
10.00%, 01/15/25 (h)	873	833
Sunoco Logistics Partners Operations L.P.
4.00%, 10/01/27	333	338
Sunoco LP
4.88%, 01/15/23	81	82
5.50%, 02/15/26	66	66
6.00%, 04/15/27	50	52
Targa Resource Corporation
5.13%, 02/01/25	42	42
5.88%, 04/15/26	85	87
5.38%, 02/01/27	42	42
6.50%, 07/15/27	68	71
6.88%, 01/15/29	69	74
WPX Energy, Inc.
5.75%, 06/01/26	42	43
		20,617

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Real Estate 0.5%
American Tower Corporation
3.10%, 06/15/50	1,464	1,446
CapitaLand Limited
1.95%, 10/17/23, SGD (h) (n)	2,250	1,622
Crown Castle International Corp.
4.15%, 07/01/50	1,530	1,750
ESH Hospitality, Inc.
5.25%, 05/01/25 (h)	107	108
Forestar Group Inc.
8.00%, 04/15/24 (h)	409	433
5.00%, 03/01/28 (h)	1,524	1,536
Hospitality Properties Trust
5.00%, 08/15/22	1,816	1,797
Host Hotels & Resorts, L.P.
3.50%, 09/15/30 (p)	1,354	1,296
Iron Mountain Incorporated
5.25%, 07/15/30 (h)	1,564	1,630
4.50%, 02/15/31 (h)	1,479	1,487
Life Storage LP
2.20%, 10/15/30	436	436
Mattamy Homes Limited
4.63%, 03/01/30 (h)	711	719
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	91	97
4.63%, 06/15/25 (h)	159	162
MPT Operating Partnership, L.P.
5.00%, 10/15/27	118	123
Park Intermediate Holdings LLC
5.88%, 10/01/28 (h)	153	153
Service Properties Trust
4.50%, 06/15/23 (e)	1,326	1,294
The Howard Hughes Corporation
5.38%, 03/15/25 - 08/01/28 (h)	1,373	1,374
VICI Properties Inc.
3.50%, 02/15/25 (h)	567	562
3.75%, 02/15/27 (h)	545	536
4.13%, 08/15/30 (h)	650	640
XHR LP
6.38%, 08/15/25 (h)	390	391
		19,592
Industrials 0.5%
Carrier Global Corporation
3.58%, 04/05/50 (h)	663	699
Clark Equipment Company
5.88%, 06/01/25 (h)	159	165
Clean Harbors, Inc.
4.88%, 07/15/27 (h)	45	47
DP World UAE Region FZE
6.85%, 07/02/37 (d)	340	423
Ellaktor Value PLC
6.38%, 12/15/24, EUR (h)	2,425	2,439
Ferguson Finance PLC
3.25%, 06/02/30 (h)	980	1,063
Flowserve Corporation
3.50%, 10/01/30	1,042	1,032
General Electric Company
4.35%, 05/01/50	390	396
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (h)	88	92
H&E Equipment Services, Inc.
5.63%, 09/01/25	80	83
Masonite International Corporation
5.38%, 02/01/28 (h)	109	116
Meritor, Inc.
6.25%, 06/01/25 (h)	430	450
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (h)	177	171
Sensata Technologies, Inc.
3.75%, 02/15/31 (h)	74	74
Standard Industries Inc.
5.00%, 02/15/27 (h)	39	41
4.38%, 07/15/30 (h)	240	245
3.38%, 01/15/31 (h)	140	137
Summit Materials, LLC
5.25%, 01/15/29 (h)	132	137
Terex Corporation
5.63%, 02/01/25 (h)	50	50
TransDigm Inc.
6.25%, 03/15/26 (h)	5,628	5,878
Union Pacific Corporation
3.25%, 02/05/50	996	1,105
United Rentals (North America), Inc.
4.63%, 10/15/25	61	62
5.88%, 09/15/26	86	91
5.50%, 05/15/27	86	92
4.88%, 01/15/28	138	145
Weekley Homes, LLC
4.88%, 09/15/28 (h)	459	464
WESCO Distribution, Inc.
7.25%, 06/15/28 (h)	250	274
XPO Logistics, Inc.
6.13%, 09/01/23 (h)	45	46
6.75%, 08/15/24 (h)	88	93
6.25%, 05/01/25 (h)	530	567
		16,677
Materials 0.5%
Avantor Funding, Inc.
4.63%, 07/15/28 (h)	537	557
Ball Corporation
2.88%, 08/15/30	447	442
Boise Cascade Company
4.88%, 07/01/30 (h)	115	124
Corporacion Nacional del Cobre de Chile
4.25%, 07/17/42 (d)	828	937
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	426	481
First Quantum Minerals Ltd
6.88%, 10/15/27 (h)	663	641
FMG Resources (August 2006) Pty Ltd
4.75%, 05/15/22 (h)	62	63
5.13%, 03/15/23 - 05/15/24 (h)	106	112
Freeport-McMoRan Inc.
5.00%, 09/01/27	199	208
4.63%, 08/01/30	340	357
Hudbay Minerals Inc.
6.13%, 04/01/29 (h)	142	141
Joseph T. Ryerson & Son, Inc.
8.50%, 08/01/28 (h)	226	238
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (h)	331	312
MEGlobal Canada ULC
5.88%, 05/18/30 (d)	386	450
Nutrition & Biosciences, Inc.
3.47%, 12/01/50 (h)	1,139	1,142
Quintis Ltd
7.50%, 10/01/26 (c) (q)	432	432
0.00%, 10/01/28 (c) (q)	7,017	7,017
Reliance Steel & Aluminum Co.
2.15%, 08/15/30	325	318
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (h)	199	201
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (h)	110	111
Steel Dynamics, Inc.
3.25%, 01/15/31	99	106
The Dow Chemical Company
3.63%, 05/15/26	449	497
The Sherwin-Williams Company
3.80%, 08/15/49	996	1,130
U.S. Concrete, Inc.
6.38%, 06/01/24 (e)	50	52
5.13%, 03/01/29 (h)	432	433
		16,502
Information Technology 0.4%
Broadcom Inc.
4.11%, 09/15/28	251	281
4.15%, 11/15/30	667	746

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
BY Crown Parent, LLC
4.25%, 01/31/26 (h)	170	173
Commscope, Inc.
7.13%, 07/01/28 (h)	460	473
Flir Systems, Inc.
2.50%, 08/01/30	960	982
Global Payments Inc.
2.90%, 05/15/30	1,019	1,090
International Business Machines Corporation
1.95%, 05/15/30	1,617	1,666
2.95%, 05/15/50	465	478
Microchip Technology Incorporated
4.33%, 06/01/23	942	1,014
Motorola Solutions, Inc.
2.30%, 11/15/30	1,249	1,240
NVIDIA Corporation
3.50%, 04/01/50	750	874
Oracle Corporation
3.60%, 04/01/40	2,875	3,240
Radiate HoldCo, LLC
4.50%, 09/15/26 (h)	368	370
Xerox Holdings Corporation
5.00%, 08/15/25 (h)	649	641
		13,268
Utilities 0.2%
Calpine Corporation
5.13%, 03/15/28 (h)	199	206
Comision Federal de Electricidad
4.75%, 02/23/27 (d)	841	906
NRG Energy, Inc.
7.25%, 05/15/26	87	93
6.63%, 01/15/27	104	110
5.75%, 01/15/28	70	76
5.25%, 06/15/29 (h)	63	69
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (d)	452	467
Pacific Gas And Electric Company
5.00%, 07/01/28	904	876
5.25%, 07/01/30	155	150
Talen Energy Supply, LLC
7.63%, 06/01/28 (h)	1,215	1,204
Vistra Operations Company LLC
5.50%, 09/01/26 (h)	85	89
5.63%, 02/15/27 (h)	1,939	2,046
5.00%, 07/31/27 (h)	110	116
		6,408
Consumer Staples 0.1%
Albertsons Companies, Inc.
5.75%, 03/15/25	242	250
China Milk Products Group Limited
0.00%, 01/05/12 (a) (n) (o)	100	—
Darling Ingredients Inc.
5.25%, 04/15/27 (h)	43	45
Energizer Holdings, Inc.
4.75%, 06/15/28 (h)	299	309
4.38%, 03/31/29 (e) (h)	108	109
JBS USA Finance, Inc.
6.75%, 02/15/28 (h)	81	88
JBS USA Food Company
5.75%, 06/15/25 (h)	286	295
6.50%, 04/15/29 (h)	126	140
Kronos Acquisition Holdings Inc
9.00%, 08/15/23 (h)	992	1,006
Lamb Weston Holdings, Inc.
4.63%, 11/01/24 (h)	70	73
4.88%, 11/01/26 (h)	70	73
Pilgrim's Pride Corporation
5.88%, 09/30/27 (h)	73	76
REI Agro Limited
0.00%, 11/13/14 (a) (d) (n) (o)	628	6
0.00%, 11/13/14 (a) (h) (n) (o)	185	2
Safeway Inc.
3.50%, 02/15/23 (h)	66	67
7.50%, 03/15/26 (h)	54	59
Spectrum Brands, Inc.
5.50%, 07/15/30 (h)	146	154
		2,752
Total Corporate Bonds And Notes (cost $212,276)		215,220
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.2%
1211 Avenue of the Americas Trust 2015-1211
Series 2015-D-1211, REMIC, 4.28%, 08/12/25 (k)	665	683
AGL CLO 7 Ltd
Series 2020-A1-7A, 2.05%, (3M USD LIBOR + 1.80%), 07/15/31 (k)	250	251
AOA 2015-1177 Mortgage Trust
Series 2015-C-1177, REMIC, 3.11%, 12/15/21 (k)	447	441
Apidos CLO XV
Series 2013-A1RR-15A, 1.28%, (3M USD LIBOR + 1.01%), 04/21/31 (k)	275	272
Aqueduct European CLO 4 - 2019 Designated Activity Company
Series 2019-B1-4X, 1.80%, (3M EURIBOR + 1.80%), 07/15/32, EUR (d) (k)	100	116
Ares European CLO XI B.V.
Series B1-11X, 1.85%, (3M EURIBOR + 1.85%), 04/15/32, EUR (d) (k)	100	117
Avoca CLO XVII Designated Activity Company
Series AR-17X, 0.96%, (3M EURIBOR + 0.96%), 10/15/32, EUR (d) (k)	103	121
Bank 2017-BNK8
Series 2017-B-BNK8, REMIC, 4.06%, 11/17/27 (k)	237	264
Bank 2017-BNK9
Series 2017-A4-BNK9, REMIC, 3.54%, 12/17/27	302	343
Battalion CLO Ltd
Series 2020-A1-18A, 0.00%, (3M USD LIBOR + 1.80%), 10/15/32 (k)	264	265
Series 2020-B-18A, 0.00%, (3M USD LIBOR + 2.30%), 10/15/32 (k)	264	265
BBCMS Mortgage Trust
Series 2018-C-TALL, REMIC, 1.27%, (1M USD LIBOR + 1.12%), 03/16/37 (i) (k)	744	696
Benefit Street Partners CLO II, Ltd.
Series 2013-A1R-IIA, 1.52%, (3M USD LIBOR + 1.25%), 07/15/29 (k)	250	248
Benefit Street Partners CLO XII, Ltd.
Series 2017-A1-12A, 1.52%, (3M USD LIBOR + 1.25%), 10/15/30 (k)	264	261
Benefit Street Partners CLO XIX Ltd
Series 2019-A-19A, 1.63%, (3M USD LIBOR + 1.35%), 01/18/33 (k)	250	248
Benefit Street Partners CLO XVIII Ltd
Series 2019-A-18A, 1.61%, (3M USD LIBOR + 1.34%), 10/15/32 (k)	381	377
Birch Grove CLO Ltd
Series A-19X, REMIC, 1.74%, (3M USD LIBOR + 1.49%), 06/16/31 (k)	506	502
BWAY 2013-1515 Mortgage Trust
Series 2013-D-1515, REMIC, 3.63%, 03/12/25	300	304
BX Commercial Mortgage Trust
Series 2019-A-XL, REMIC, 1.07%, (1M USD LIBOR + 0.92%), 10/15/21 (k)	861	861
Series 2018-D-BIOA, REMIC, 1.47%, (1M USD LIBOR + 1.32%), 03/16/37 (k)	200	197
BX Commercial Mortgage Trust 2018-BIOA
Series 2018-F-BIOA, REMIC, 2.62%, (1M USD LIBOR + 2.47%), 03/15/37 (k)	474	455
BX Commercial Mortgage Trust 2018-IND
Series 2018-G-IND, REMIC, 2.20%, (1M USD LIBOR + 2.05%), 10/15/20 (k)	389	383
BX Commercial Mortgage Trust 2019-XL
Series 2019-G-XL, REMIC, 2.45%, (1M USD LIBOR + 2.30%), 10/15/21 (k)	1,400	1,378
Series 2019-J-XL, REMIC, 2.80%, (1M USD LIBOR + 2.65%), 10/15/21 (k)	475	463
BX Trust
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29	1,238	1,192
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29	1,735	1,579

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Catskill Park CLO Ltd
Series 2017-A1B-1A, 1.62%, (3M USD LIBOR + 1.35%), 04/20/29 (k)	254	249
CD 2017-CD6 Mortgage Trust
Series 2017-B-CD6, REMIC, 3.91%, 11/15/27	132	137
CGDBB Commercial Mortgage Trust 2017-BIOC
Series 2017-E-BIOC, REMIC, 2.30%, (1M USD LIBOR + 2.15%), 07/15/32 (k)	509	504
Chenango Park CLO Ltd
Series 2018-A2-1A, 1.82%, (3M USD LIBOR + 1.55%), 04/15/30 (k)	264	261
CIFC European Funding CLO II Designated Activity Company
Series B1-2X, 1.35%, (3M EURIBOR + 1.60%), 04/15/33, EUR (d) (k)	100	116
CIFC Funding Ltd.
Series 2017-A1-3A, 1.49%, (3M USD LIBOR + 1.22%), 07/22/30 (k)	290	286
Series 2017-A1-4A, 1.51%, (3M USD LIBOR + 1.25%), 10/24/30 (k)	250	248
Citigroup Commercial Mortgage Trust
Series 2014-AS-GC23, REMIC, 3.86%, 07/12/24	848	905
Citigroup Commercial Mortgage Trust 2018-C6
Series 2018-A4-C6, REMIC, 4.41%, 11/13/28	306	368
COMM 2019-521F Mortgage Trust
Series 2019-A-521F, REMIC, 1.06%, (1M USD LIBOR + 0.90%), 06/15/21 (k)	441	432
COMM Mortgage Trust
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	616	670
Cook Park CLO, Ltd.
Series 2018-B-1A, 1.67%, (3M USD LIBOR + 1.40%), 04/17/30 (k)	258	253
CORE 2019-CORE Mortgage Trust
Series 2019-F-CORE, REMIC, 2.50%, (1M USD LIBOR + 2.35%), 12/15/20 (k)	307	288
CSAIL Commercial Mortgage Trust
Series 2019-A3-C19, REMIC, 2.56%, 03/15/30	1,802	1,941
CSMC 2020-NET
Series 2020-A-NET, 2.26%, 08/15/25	617	636
DBWF 2018-GLKS Mortgage Trust
Series 2018-C-GLKS, REMIC, 1.91%, (1M USD LIBOR + 1.75%), 12/21/20 (k)	250	231
GRACE 2014-GRCE Mortgage Trust
Series 2014-B-GRCE, REMIC, 3.52%, 06/10/21	550	552
GS Mortgage Securities Trust 2020-GC47
Series 2020-AS-GC47, REMIC, 2.73%, 04/12/30	676	713
Gulf Stream Meridian 1 Ltd
Series 2020-A1-IA, 1.64%, (3M USD LIBOR + 1.37%), 04/15/33 (k)	762	753
Harvest CLO XVIII Designated Activity Company
Series B-18X, 1.20%, (3M EURIBOR + 1.20%), 10/15/30, EUR (d) (k)	102	118
Holland Park CLO Designated Activity Company
Series A1RR-1X, 0.92%, (3M EURIBOR + 0.92%), 11/14/32, EUR (d) (k)	100	117
Hudson Yards 2016-10HY Mortgage Trust
Series 2016-E-10HY, REMIC, 3.08%, 08/12/26 (k)	138	132
Invesco Euro CLO II Designated Activity Company
Series B1-2X, 1.80%, (3M EURIBOR + 1.80%), 08/15/32, EUR (d) (k)	100	116
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-DFL-WPT, REMIC, 2.41%, (1M USD LIBOR + 2.25%), 07/07/23 (i) (k)	192	186
Series 2018-DFX-WPT, REMIC, 5.35%, 07/07/23	330	328
JPMCC Commercial Mortgage Securities Trust 2019-COR4
Series 2019-A5-COR4, REMIC, 4.03%, 12/12/28	661	785
JPMorgan Ultra-Short Income ETF
Series 2019-A2-2A, 1.87%, (3M USD LIBOR + 1.60%), 04/20/27 (k)	255	253
Madison Park Funding XI, Ltd.
Series 2013-AR-11A, 1.42%, (3M USD LIBOR + 1.16%), 07/23/29 (h) (k)	250	249
Madison Park Funding XIII, Ltd
Series 2014-BR2-13A, 1.77%, (3M USD LIBOR + 1.50%), 04/19/30 (k)	250	246
Madison Park Funding XVIII, Ltd.
Series 2015-A1R-18A, 1.46%, (3M USD LIBOR + 1.19%), 10/21/30 (k)	258	254
Madison Park Funding XXXVI Ltd
Series 2019-B1-36A, 2.13%, (3M USD LIBOR + 1.85%), 01/18/33 (k)	251	251
Mariner CLO 8 Ltd
Series 2020-A-8A, 2.50%, (3M USD LIBOR + 1.27%), 04/20/33 (k)	381	380
Mariner Finance Issuance Trust 2020-A
Series 2020-A-AA, 2.19%, 08/21/34	900	903
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
Series 2015-C-C24, REMIC, 4.49%, 07/17/25 (k)	99	93
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
Series 2016-A4-C32, REMIC, 3.72%, 12/17/26	518	590
Morgan Stanley Capital I Trust 2020-L4
Series 2020-A3-L4, REMIC, 2.70%, 02/15/30	436	475
Navient Funding, LLC
Series 2006-A5-A, 0.54%, (3M USD LIBOR + 0.29%), 06/15/39 (k)	1,013	964
Series 2005-A4-B, REMIC, 0.58%, (3M USD LIBOR + 0.33%), 06/15/39 (k)	667	628
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	348	364
Oak Hill European Credit Partners VI Designated Activity Company
Series 2017-B1-6X, 1.20%, (3M EURIBOR + 1.20%), 01/20/32, EUR (d) (k)	104	120
OCP CLO 2017-13 Ltd
Series 2017-A1A-13A, 1.54%, (3M USD LIBOR + 1.26%), 07/15/30 (k)	250	248
Series 2017-A2A-13A, 2.08%, (3M USD LIBOR + 1.80%), 07/15/30 (k)	264	263
OCP Euro CLO 2017-1 Designated Activity Company
Series 2017-B-2X, 1.35%, (3M EURIBOR + 1.35%), 01/15/32, EUR (d) (k)	104	121
OHA Credit Funding 3 LTD
Series 2019-B1-3A, 2.07%, (3M USD LIBOR + 1.80%), 07/20/32 (k)	256	255
OHA Loan Funding 2015-1 Ltd
Series 2015-A1R2-1A, 1.62%, (3M USD LIBOR + 1.34%), 11/15/32 (k)	400	397
Palmer Square Loan Funding 2018-2, Ltd
Series 2018-A2-2A, 1.33%, (3M USD LIBOR + 1.05%), 07/15/26 (k)	275	272
Rockford Tower Europe CLO 2018-1 Designated Activity Company
Series 2018-B-1X, 1.85%, (3M EURIBOR + 1.85%), 12/20/31, EUR (d) (k)	100	117
RR 2 Ltd
Series 2017-A2-2A, 1.87%, (3M USD LIBOR + 1.60%), 10/15/29 (k)	255	253
SLM Private Credit Student Loan Trust 2007-A
Series 2007-A4A-A, 0.49%, (3M USD LIBOR + 0.24%), 12/15/41 (k)	1,075	997
SLM Private Education Loan Trust 2010-C
Series 2010-A5-C, 4.90%, (1M USD LIBOR + 4.75%), 04/15/24 (k)	2,470	2,672
SMB Private Education Loan Trust 2019-A
Series 2019-A2A-A, 3.44%, 07/15/36	915	961
SMB Private Education Loan Trust 2020-B
Series 2020-B-BA, REMIC, 2.76%, 07/15/53	580	564
SoFi Professional Loan Program 2018-B Trust
Series 2018-A2FX-B, 3.34%, 06/25/27	270	278
SoFi Professional Loan Program 2019-A Trust
Series 2019-A2FX-A, 3.69%, 06/15/48	540	576

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
TICP CLO XV Ltd
Series 2020-A-15A, 2.93%, (3M USD LIBOR + 1.28%), 04/20/33 (k)	255	253
TRESTLES CLO III LTD
Series 2020-A1-3A, 1.60%, (3M USD LIBOR + 1.33%), 01/20/33 (k)	380	376
UBS Commercial Mortgage Trust 2019-C17
Series 2019-A4-C17, REMIC, 2.92%, 09/17/29	180	198
VNDO Trust 2016-350P
Series 2016-D-350P, REMIC, 4.03%, 01/12/27 (k)	325	329
Wells Fargo & Company
Series 2015-AS-C28, REMIC, 3.87%, 04/17/25	500	549
Wells Fargo Commercial Mortgage Trust 2018-1745
Series 2018-A-1745, REMIC, 3.87%, 06/15/28 (k)	332	366
Whitebox Clo II Ltd
Series 2020-A1-2A, 1.97%, (3M USD LIBOR + 1.75%), 10/24/31 (k)	265	265
York CLO-6 Ltd
Series 2019-A1-1A, 1.61%, (3M USD LIBOR + 1.35%), 07/22/32 (k)	478	473
Total Non-U.S. Government Agency Asset-Backed Securities (cost $39,619)		40,160
SENIOR FLOATING RATE INSTRUMENTS 0.9%
Consumer Staples 0.3%
Casino Guichard-Perrachon SA
Term Loan, 5.50%, (3M EURIBOR + 5.50%), 01/31/24, EUR (k)	3,594	3,993
Knowlton Development
Term Loan, 5.00%, (3M EURIBOR + 5.00%), 12/22/25, EUR (k)	3,610	4,190
Shearer's Foods, Inc.
2020 Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 09/15/27 (k) (r)	294	292
		8,475
Consumer Discretionary 0.2%
Aimbridge Acquisition Co., Inc.
Term Loan B, 0.00%, (3M USD LIBOR + 6.00%), 02/01/26 (k) (r)	1,416	1,388
Airbnb, Inc.
Term Loan, 8.50%, (3M USD LIBOR + 7.50%), 04/17/25 (c) (k)	1,167	1,255
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.65%, (1M USD LIBOR + 4.50%), 06/19/25 (k)	447	432
2020 Term Loan B1, 4.77%, (3M USD LIBOR + 4.50%), 06/19/25 (k)	224	216
Herschend Entertainment Company, LLC
Term Loan B, 6.75%, (3M USD LIBOR + 5.75%), 08/18/25 (k)	1,707	1,630
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 1.90%, (1M USD LIBOR + 1.75%), 10/25/23 (k)	2,923	2,817
		7,738
Communication Services 0.2%
Cablevision Lightpath LLC
Term Loan B, 0.00%, (3M USD LIBOR + 3.25%), 09/15/27 (k) (r)	363	361
Ziggo B.V.
Term Loan, 3.00%, (3M EURIBOR + 3.00%), 01/16/29, EUR (k)	6,053	6,914
		7,275
Industrials 0.2%
Boels Topholding BV
Term Loan B, 4.00%, (3M EURIBOR + 4.00%), 02/06/27, EUR (k)	4,780	5,438
Douglas Dynamics LLC
2020 Incremental Term Loan B, 4.75%, (3M USD LIBOR + 3.75%), 06/05/26 (c) (k)	235	233
Pike Corporation
2020 Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 07/24/26 (k)	519	514
		6,185
Utilities 0.0%
Pacific Gas And Electric Company
2020 Term Loan, 5.50%, (3M USD LIBOR + 4.50%), 06/18/25 (k)	927	907
Total Senior Floating Rate Instruments (cost $29,762)		30,580
PREFERRED STOCKS 0.7%
Health Care 0.2%
Becton, Dickinson and Company, 6.00%, 06/01/23 (e) (n)	77	4,071
Boston Scientific Corporation, 5.50%, 06/01/23 (n)	14	1,522
Grand Round, Inc. - Series C (a) (c) (d)	639	2,077
		7,670
Financials 0.2%
Itau Unibanco Holding S.A. (n)	145	583
T-Mobile US, Inc., 5.25%, 06/01/23 (a) (h) (n)	5	5,652
Wells Fargo & Company - Series L, 7.50% (m) (n)	1	1,198
		7,433
Information Technology 0.2%
Lookout, Inc. - Series F (a) (c) (d)	284	3,235
Palantir Technologies Inc. - Series I (a) (c) (d)	410	3,700
		6,935
Consumer Discretionary 0.1%
Aptiv PLC, 5.50%, 06/15/23 (n)	21	2,335
Volkswagen AG (n)	—	53
		2,388
Utilities 0.0%
Centrais Eletricas Brasileiras SA - Series B	5	27
Total Preferred Stocks (cost $22,366)		24,453
TRUST PREFERREDS 0.1%
Financials 0.1%
Citigroup Capital XIII, 6.64%, (callable at 25 beginning 11/09/20)	96	2,593
GMAC Capital Trust I, 6.07%, (callable at 25 beginning 11/09/20) (e)	106	2,637
Total Trust Preferreds (cost $5,423)		5,230
SHORT TERM INVESTMENTS 4.9%
U.S. Treasury Bill 3.6%
Treasury, United States Department of
0.08%, 10/27/20 (s)	30,000	29,998
0.11%, 11/19/20 (s)	12,000	11,999
0.10%, 11/27/20 - 12/08/20 (s)	32,000	31,994
0.13%, 01/28/21 (s)	20,000	19,993
0.12%, 02/11/21 (s)	30,000	29,989
		123,973
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (l) (t)	23,398	23,398
Treasury Securities 0.6%
Cabinet Office, Government of Japan
-0.09%, 10/12/20, JPY (s)	2,331,600	22,104
Total Short Term Investments (cost $169,171)		169,475
Total Investments 99.2% (cost $3,006,291)		3,439,292
Total Securities Sold Short (0.3)% (proceeds $10,085)		(9,921)
Total Purchased Options 1.0% (cost $39,111)		35,867
Other Derivative Instruments (0.7)%		(25,300)
Other Assets and Liabilities, Net 0.8%		26,535
Total Net Assets 100.0%		3,466,473

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) All or a portion of the security was on loan as of September 30, 2020.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) Security issued with a zero coupon. Income is recognized through the accretion of

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

discount.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $108,280 and 3.1% of the Fund.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Investment in affiliate.

(m) Perpetual security. Next contractual call date presented, if applicable.

(n) Convertible security.

(o) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(p) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(q) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(r) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) The coupon rate represents the yield to maturity.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.3%)
COMMON STOCKS (0.3%)
Materials (0.1%)
Svenska Cellulosa Aktiebolaget SCA - Class B	(122)	(1,766)
UPM-Kymmene Oyj	(52)	(1,575)
		(3,341)
Energy (0.1%)
Exxon Mobil Corporation	(54)	(1,863)
Information Technology (0.1%)
Seagate Technology Public Limited Company	(38)	(1,849)
Consumer Staples (0.0%)
JM Smucker Co.	(8)	(900)
McCormick & Co. Inc.	(4)	(845)
		(1,745)
Consumer Discretionary (0.0%)
Hennes & Mauritz AB - Class B	(65)	(1,123)
Total Common Stocks (proceeds $10,085)		(9,921)
Total Securities Sold Short (0.3%) (proceeds $10,085)		(9,921)

JNL/BlackRock Global Allocation Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares Nasdaq Biotechnology Index Fund	—	527	—	1	—	102	629	—
iShares S&P 500 Value ETF	4,590	—	79	78	4	(616)	3,899	0.1
iShares iBoxx USD High Yield Corporate Bond ETF	—	102,184	40,705	625	3,263	587	65,329	1.9
iShares Russell 2000 ETF	6,047	19,675	8,785	95	(3,024)	(350)	13,563	0.4
iShares China Large-Cap ETF	3,649	7,791	7,621	27	(283)	(195)	3,341	0.1
iShares MSCI Brazil Capped ETF	—	1,590	—	—	—	(156)	1,434	0.1
iShares iBoxx USD Investment Grade Corporate Bond ETF*	—	59,508	52,037	(11)	3,274	(91)	10,654	0.3
iShares MSCI Emerging Markets ETF	9,024	—	7,238	3	(1,176)	(54)	556	—
	23,310	191,275	116,465	818	2,058	(773)	99,405	2.9

*During the period, the Fund held both long and short positions in this security.

JNL/BlackRock Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	11/20/19	704	1,117	0.1
Aqueduct European CLO 4 - 2019 Designated Activity Company, Series 2019-B1-4X, 1.80%, 07/15/32	07/07/20	112	116	—
Ares European CLO XI B.V., Series B1-11X, 1.85%, 04/15/32	07/10/20	112	117	—
Avoca CLO XVII Designated Activity Company, Series AR-17X, 0.96%, 10/15/32	07/09/20	115	121	—
Bahrain Government International Bond, 6.75%, 09/20/29	08/14/20	460	434	—
CIFC European Funding CLO II Designated Activity Company, Series B1-2X, 1.35%, 04/15/33	07/07/20	111	116	—
Comision Federal de Electricidad, 4.75%, 02/23/27	04/29/20	831	906	—
Commonwealth of Australia, 3.00%, 03/21/47	05/24/17	21,277	25,209	0.8
Corporacion Nacional del Cobre de Chile, 4.25%, 07/17/42	04/29/20	828	937	—
DP World UAE Region FZE, 6.85%, 07/02/37	05/08/20	395	423	—
Empresa Nacional del Petroleo, 4.50%, 09/14/47	05/01/20	408	480	—
Estado Espanol, 1.25%, 10/31/30	06/30/20	3,283	3,494	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Estado Espanol, 2.70%, 10/31/48	04/20/20	2,775	3,487	0.1
Grand Round, Inc. - Series C	03/31/15	1,774	2,077	0.1
Greek Parliament, 2.00%, 04/22/27	06/12/20	7,975	8,457	0.3
Harvest CLO XVIII Designated Activity Company, Series B-18X, 1.20%, 10/15/30	06/15/20	112	118	—
Holland Park CLO Designated Activity Company, Series A1RR-1X, 0.92%, 11/14/32	07/10/20	111	117	—
Invesco Euro CLO II Designated Activity Company, Series B1-2X, 1.80%, 08/15/32	07/22/20	115	116	—
Itau Unibanco Holding S.A., 3.25%, 01/24/25	06/09/20	421	428	—
Jawbone Inc.	01/25/17	—	—	—
Leviathan Bond Ltd, 5.75%, 06/30/23	08/17/20	477	474	—
Lloyds Bank PLC, 13.00%, callable at 100 beginning 01/22/29	08/22/12	4,403	4,786	0.2
Lookout, Inc. - Series F	09/19/14	3,242	3,235	0.1
Lookout, Inc.	03/04/15	237	109	—
MEGlobal Canada ULC, 5.88%, 05/18/30	08/14/20	469	450	—
Oak Hill European Credit Partners VI Designated Activity Company, Series 2017-B1-6X, 1.20%, 01/20/32	06/15/20	114	120	—
OCP Euro CLO 2017-1 Designated Activity Company, Series 2017-B-2X, 1.35%, 01/15/32	07/09/20	115	121	—
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	08/14/20	472	467	—
Palantir Technologies Inc. - Series I	03/27/14	2,513	3,700	0.1
Poly Property Services Co., Ltd.	09/09/20	10	9	—
Presidencia de la Republica Dominicana, 5.50%, 01/27/25	04/29/20	400	454	—
Presidencia de la Republica Dominicana, 6.88%, 01/29/26	05/27/20	345	368	—
Presidencia de la Republica Dominicana, 4.50%, 01/30/30	08/14/20	475	466	—
PT Pertamina (Persero), 3.65%, 07/30/29	05/28/20	877	904	—
Quintis Limited	11/03/17	1,905	4,402	0.1
REI Agro Limited, 0.00%, 11/13/14	08/26/11	606	6	—
Rockford Tower Europe CLO 2018-1 Designated Activity Company, Series 2018-B-1X, 1.85%, 12/20/31	06/24/20	111	117	—
Russia Government International Bond, 5.25%, 06/23/47	05/04/20	245	265	—
S.A.C.I.Falabella, 4.38%, 01/27/25	06/08/20	418	434	—
Saudi Arabia, Kingdom of, 4.63%, 10/04/47	05/11/20	524	567	—
Saudi Arabian Oil Company, 4.25%, 04/16/39	04/29/20	471	516	—
Segretariato Generale Della Presidenza Della Repubblica, 3.85%, 09/01/49	07/10/19	15,933	19,386	0.6
The Arab Republic of Egypt, 7.60%, 03/01/29	05/29/20	477	477	—
		76,758	90,103	2.6

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	107	December 2020	AUD	15,868	(9)	83
DAX Index	9	December 2020	EUR	2,950	(5)	(88)
Euro OAT	164	December 2020	EUR	27,477	(88)	195
Euro STOXX 50 Price Index	576	December 2020	EUR	19,140	(61)	(878)
FTSE 100 Index	54	December 2020	GBP	3,239	(20)	(109)
FTSE/MIB Index	19	December 2020	EUR	1,876	(6)	(87)
Italy Government BTP Bond	247	December 2020	EUR	35,845	(148)	716
MSCI Emerging Markets Index	93	December 2020		5,115	81	(54)
Russell 2000 Index	105	December 2020		7,819	(14)	79
United States 10 Year Note	1,201	December 2020		167,112	(268)	465
United States 10 Year Ultra Bond	778	December 2020		123,929	(329)	490
United States Ultra Bond	90	December 2020		20,091	(284)	(128)
					(1,151)	684
Short Contracts
Euro Bund	(18)	December 2020	EUR	(3,130)	7	(14)
NASDAQ 100 Stock Index	(156)	December 2020		(34,595)	(282)	(995)
Nikkei 225 Index	(10)	December 2020	JPY	(113,964)	9	(22)
S&P 500 Index	(1,235)	December 2020		(205,326)	(1,274)	(1,660)
United States 2 Year Note	(1,167)	January 2021		(257,704)	9	(157)
United States 5 Year Note	(1,084)	January 2021		(136,567)	110	(51)
United States Long Bond	(11)	December 2020		(1,946)	10	7
					(1,411)	(2,892)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M Canada Bankers Acceptance (Q)	Paying	1.91	(S)	07/09/21	CAD	52,600	2	423
3M Canada Bankers Acceptance (Q)	Paying	1.91	(S)	07/09/21	CAD	52,833	2	424
3M LIBOR (Q)	Receiving	1.06	(S)	03/27/22		157,288	(14)	(1,991)
3M LIBOR (Q)	Receiving	0.88	(S)	08/17/22		88,053	(10)	(1,099)
3M LIBOR (Q)	Receiving	0.53	(S)	06/06/24		32,103	27	(118)
3M LIBOR (Q)	Receiving	1.60	(S)	01/24/25		63,056	52	(3,492)
3M LIBOR (Q)	Receiving	0.35	(S)	08/27/25		24,619	23	1
3M LIBOR (Q)	Receiving	0.69	(S)	06/23/30		7,837	21	14
3M LIBOR (Q)	Receiving	0.71	(S)	09/25/30		4,749	13	7
3M LIBOR (Q)	Receiving	0.76	(S)	09/29/30		3,800	10	(15)
3M LIBOR (Q)	Receiving	0.89	(S)	07/02/50		5,812	78	394
3M LIBOR (Q)	Receiving	0.88	(S)	07/21/50		3,805	51	269
3M LIBOR (Q)	Paying	1.08	(S)	08/17/30		17,703	(48)	622
3M LIBOR (Q)	Paying	0.64	(S)	08/21/30		8,478	(23)	(66)
3M LIBOR (Q)	Paying	0.68	(S)	09/14/30		3,131	(9)	(15)
3M LIBOR (Q)	Paying	0.66	(S)	09/25/30		4,749	(13)	(30)
3M LIBOR (Q)	Paying	0.69	(S)	09/29/30		3,800	(10)	(12)
3M LIBOR (Q)	Paying	1.08	(S)	09/28/50		8,259	(114)	(148)
3M LIBOR (Q)	Paying	1.08	(S)	09/28/50		1,937	(27)	(32)
3M LIBOR (Q)	Paying	0.97	(S)	10/28/50		4,634	(63)	(216)
							(52)	(5,080)

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.IG.33 (Q)	1.00	12/20/24	134,009	(1,128)	(133)	1,831

Credit default swap agreements - sell protection
CDX.NA.HY.34.V9 (Q)	5.00	06/20/25	(8,487)	424	18	361
ITRAXX.EUR.34 (Q)	5.00	12/20/25	(12,261)	1,026	63	86
				1,450	81	447

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Agilent Technologies, Inc.	Call	105.00	11/20/20	519	146
Alibaba Group Holding Limited	Call	270.00	11/20/20	82	265
Alibaba Group Holding Limited	Call	210.00	02/19/21	296	2,597
Alphabet Inc.	Call	1,620.00	12/18/20	23	96
Alphabet Inc.	Put	1,480.00	11/20/20	19	171
Alphabet Inc.	Put	1,415.00	11/20/20	22	133
Alphabet Inc.	Put	1,560.00	01/15/21	32	514
Amazon.com, Inc.	Call	3,300.00	01/15/21	11	267
Amazon.com, Inc.	Call	2,350.00	01/15/21	6	507
Amazon.com, Inc.	Put	3,250.00	01/15/21	16	575
Amazon.com, Inc.	Put	3,350.00	02/19/21	15	693
Anthem, Inc.	Put	250.00	12/18/20	126	156
Apple Inc.	Call	75.00	10/16/20	440	1,814
Apple Inc.	Call	122.50	12/18/20	304	204
Apple Inc.	Call	125.00	01/15/21	572	402
Apple Inc.	Put	125.00	01/15/21	399	646
Autodesk, Inc.	Call	260.00	01/15/21	145	149
Bank of America Corporation	Call	28.00	12/18/20	1,346	66
Bank of America Corporation	Call	27.00	12/18/20	2,220	160
Bank of America Corporation	Call	27.00	01/15/21	1,345	128
BJ's Wholesale Club Holdings, Inc.	Put	30.00	11/20/20	270	9
Carnival Corporation	Put	15.00	10/16/20	434	41
Charter Communications, Inc.	Call	670.00	12/18/20	26	43
Charter Communications, Inc.	Put	500.00	12/18/20	62	35
Chewy, Inc.	Put	45.00	10/16/20	108	3
Citigroup Inc.	Call	52.50	12/18/20	700	47
Comcast Corporation	Call	45.00	01/15/21	805	282

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Costco Wholesale Corporation	Call	315.00	10/16/20	60	250
D.R. Horton, Inc.	Call	80.00	01/15/21	487	250
Dow Inc.	Call	52.50	11/20/20	234	23
Dow Inc.	Call	52.50	12/18/20	368	51
Exxon Mobil Corporation	Put	37.50	10/16/20	537	180
Fortive Corporation	Call	75.00	12/18/20	493	281
Global Payments Inc.	Call	185.00	11/20/20	201	143
Global Payments Inc.	Call	180.00	12/18/20	208	256
Health Care Select Sector SPDR Fund	Call	111.00	12/18/20	940	205
Invesco QQQ Trust, Series 1	Call	315.00	10/16/20	637	3
Invesco QQQ Trust, Series 1	Call	290.00	10/16/20	367	60
Invesco QQQ Trust, Series 1	Call	285.00	10/16/20	685	209
Invesco QQQ Trust, Series 1	Call	290.00	10/23/20	258	71
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	134.00	10/16/20	10,823	828
iShares Latin America 40 ETF	Call	25.00	12/18/20	868	26
iShares Silver Trust ETF	Put	20.00	10/16/20	1,406	37
JPMorgan Chase & Co.	Call	110.00	12/18/20	208	40
L3Harris Technologies, Inc.	Call	165.00	10/16/20	106	77
L3Harris Technologies, Inc.	Call	190.00	12/18/20	195	59
LyondellBasell Industries N.V.	Call	75.00	12/18/20	160	65
MasterCard Incorporated	Call	350.00	01/15/21	108	205
MasterCard Incorporated	Call	335.00	01/15/21	294	776
McDonald's Corporation	Call	230.00	12/18/20	54	34
McDonald's Corporation	Call	220.00	12/18/20	169	180
Merck & Co., Inc.	Call	87.50	11/20/20	644	104
Merck & Co., Inc.	Call	90.00	12/18/20	305	40
Micron Technology, Inc.	Call	52.50	11/20/20	316	40
Microsoft Corporation	Call	220.00	12/18/20	169	165
Microsoft Corporation	Call	165.00	12/18/20	192	920
Microsoft Corporation	Call	215.00	02/19/21	168	260
Microsoft Corporation	Put	215.00	01/15/21	236	434
Microsoft Corporation	Put	215.00	02/19/21	233	497
Morgan Stanley	Call	55.00	10/16/20	655	5
Morgan Stanley	Call	55.00	01/15/21	676	103
NVIDIA Corporation	Call	520.00	10/16/20	21	71
NVIDIA Corporation	Put	470.00	11/20/20	66	112
Paypal Holdings, Inc.	Call	210.00	10/16/20	108	21
Paypal Holdings, Inc.	Call	192.50	10/16/20	78	68
PPG Industries, Inc.	Call	125.00	01/15/21	296	213
Raytheon BBN Technologies Corp.	Call	65.00	01/15/21	554	108
Raytheon BBN Technologies Corp.	Call	65.00	02/19/21	553	143
Southwest Airlines Co.	Call	40.00	11/20/20	320	71
SPDR EURO STOXX 50 ETF	Call	41.00	11/20/20	160	2
SPDR EURO STOXX 50 ETF	Call	38.00	11/20/20	160	11
SPDR Gold Shares	Call	190.00	12/18/20	1,077	324
SPDR S&P 500 ETF	Call	340.00	10/07/20	954	155
SPDR S&P 500 ETF	Call	340.00	10/09/20	731	160
SPDR S&P 500 ETF	Call	342.00	10/09/20	779	124
SPDR S&P 500 ETF	Call	350.00	10/16/20	2,659	255
SPDR S&P 500 ETF	Call	333.00	10/16/20	760	531
SPDR S&P 500 ETF	Call	335.00	10/16/20	472	277
SPDR S&P 500 ETF	Call	350.00	11/20/20	556	297
SPDR S&P 500 ETF	Call	360.00	12/18/20	542	269
SPDR S&P 500 ETF	Call	365.00	12/18/20	323	121
SPDR S&P 500 ETF	Call	350.00	12/18/20	347	292
SPDR S&P 500 ETF	Call	340.00	12/18/20	884	1,171
SPDR S&P 500 ETF	Call	350.00	12/31/20	270	242
SPDR S&P 500 ETF	Call	305.00	12/17/21	402	2,042
SPDR S&P 500 ETF	Call	360.00	12/17/21	194	368
Starbucks Corporation	Call	90.00	01/15/21	301	128
Starbucks Corporation	Call	82.50	01/15/21	447	354
The Home Depot, Inc.	Call	275.00	10/16/20	275	202
The Walt Disney Company	Call	140.00	11/20/20	130	20
The Walt Disney Company	Call	140.00	01/15/21	365	116
T-Mobile USA, Inc.	Call	125.00	11/20/20	215	45
Union Pacific Corporation	Call	202.50	10/16/20	32	8
Union Pacific Corporation	Call	200.00	01/15/21	184	220
UnitedHealth Group Incorporated	Put	280.00	12/18/20	113	105
VanEck Vectors Semiconductor ETF	Call	185.00	01/15/21	108	82
VanEck Vectors Semiconductor ETF	Call	180.00	01/15/21	97	94
VanEck Vectors Semiconductor ETF	Call	170.00	01/15/21	437	638
VMware, Inc.	Call	160.00	10/16/20	287	9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Walgreens Boots Alliance, Inc.	Put	42.50	01/15/21	820	649
Walmart Inc.	Call	145.00	10/16/20	162	17
Walmart Inc.	Call	150.00	11/20/20	289	80
Wells Fargo & Company	Call	35.00	10/16/20	468	—
					27,241

JNL/BlackRock Global Allocation Fund — OTC Purchased Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)		Exercise Price ($)		Expiration	Notional/ Contracts[1]		Value ($)
Index Options
Euro STOXX 50 Price Index	GSC	Call	One-Touch		3,562.75		3,562.75	10/02/20		745,051	—
Euro STOXX 50 Price Index	GSC	Call	One-Touch		3,562.75		3,562.75	10/16/20		745,051	2
S&P 500 Index	JPM	Put	Down-and-Out		2,200.00		2,900.00	12/18/20		2,533	53
											55
Foreign Currency Options
AUD/JPY Spot Rate	BOA	Put	One-Touch	JPY	70.00	JPY	70.00	11/12/20	AUD	1,883,826	70
AUD/JPY Spot Rate	DUB	Put	One-Touch	JPY	71.00	JPY	71.00	10/12/20	AUD	1,883,827	18
EUR/AUD Spot Rate	GSC	Call	One-Touch	AUD	1.70	AUD	1.70	10/13/20	EUR	895,852	23
NZD/USD Spot Rate	BOA	Put	One-Touch		0.62		0.62	10/27/20	NZD	1,596,554	28
USD/BRL Spot Rate	BOA	Call	One-Touch	BRL	4.90	BRL	4.90	10/08/20		253,891	—
USD/BRL Spot Rate	BOA	Call	One-Touch	BRL	4.90	BRL	4.90	10/13/20		253,157	—
USD/CAD Spot Rate	BOA	Call	One-Touch	CAD	1.40	CAD	1.40	11/03/20		651,414	16
USD/JPY Spot Rate	HSB	Call	One-Touch	JPY	100.00	JPY	100.00	02/18/21		762,000	195
											350
Options on Securities
SPDR Gold Shares	MSC	Call	Up-and-Out		218.40		191.10	03/19/21		46,250	34

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]		Value ($)
Foreign Currency Options
EUR/AUD Spot Rate	GSC	Call	AUD	1.65	10/13/20	EUR	26,954,458	78
EUR/USD Spot Rate	BNP	Call		1.22	01/27/21	EUR	16,593,000	117
EUR/USD Spot Rate	JPM	Call		1.17	10/22/20	EUR	7,030,542	82
GBP/USD Spot Rate	UBS	Call		1.32	12/17/20	GBP	6,602,000	105
USD/BRL Spot Rate	DUB	Call	BRL	6.00	10/22/20		3,502,000	17
USD/CAD Spot Rate	BOA	Call	CAD	1.36	11/03/20		21,576,748	40
USD/CNH Spot Rate	CIT	Call	CNH	7.05	11/03/20		16,182,561	20
USD/MXN Spot Rate	MSC	Call	MXN	21.40	11/02/20		16,450,000	3
USD/NOK Spot Rate	MSC	Call	NOK	10.70	11/19/20		16,551,000	21
USD/ZAR Spot Rate	BNP	Call	ZAR	16.58	11/02/20		7,703,000	2
USD/ZAR Spot Rate	BOA	Call	ZAR	17.03	11/02/20		8,747,000	10
AUD/JPY Spot Rate	MSC	Put	JPY	73.00	10/13/20	AUD	29,226,808	20
AUD/JPY Spot Rate	MSC	Put	JPY	72.00	10/12/20	AUD	58,182,360	23
USD/BRL Spot Rate	BOA	Put	BRL	5.25	10/08/20		5,406,075	1
USD/BRL Spot Rate	BOA	Put	BRL	5.20	10/13/20		5,390,568	2
USD/BRL Spot Rate	DUB	Put	BRL	5.45	10/22/20		7,004,000	59
USD/BRL Spot Rate	MSC	Put	BRL	5.10	11/13/20		10,806,881	31
USD/MXN Spot Rate	MSC	Put	MXN	20.70	10/30/20		5,367,596	10
USD/MXN Spot Rate	MSC	Put	MXN	21.70	10/30/20		8,359,884	92
								733
Index Options
Euro STOXX 50 Price Index	CSI	Call	EUR	3,400.00	12/17/21		2,054	364

Interest Rate Swaptions
3M LIBOR, 06/15/51	BNP	Call		100.00	06/11/21		5,194,033	270
3M LIBOR, 10/21/50	CIT	Call		72.00	10/19/20		5,707,730	1
3M LIBOR, 12/22/50	GSC	Call		85.00	12/18/20		18,802,070	273
3M LIBOR, 10/29/50	GSC	Call		58.00	10/27/20		14,058,268	2
3M LIBOR, 06/08/51	JPM	Call		100.00	06/04/21		15,928,369	816
3M LIBOR, 10/21/50	MSC	Call		93.00	10/21/20		13,830,000	39
3M LIBOR, 10/28/50	CIT	Put		117.00	10/26/20		4,817,680	56
3M LIBOR, 11/27/50	CIT	Put		122.00	11/24/20		4,817,680	87
3M LIBOR, 02/10/51	CIT	Put		88.75	02/08/21		9,057,535	800

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/BlackRock Global Allocation Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
3M LIBOR, 12/30/50	CIT	Put		127.00	12/24/20	4,817,680	118
3M LIBOR, 11/23/30	CIT	Put		81.00	11/19/20	13,029,082	54
3M LIBOR, 10/28/50	DUB	Put		114.50	10/26/20	27,671,000	393
3M LIBOR, 10/29/50	GSC	Put		98.00	10/27/20	14,058,268	575
3M LIBOR, 10/06/30	JPM	Put		75.00	10/02/20	9,989,722	2
							3,486
Options on Securities
Adidas AG	BCL	Call	EUR	285.00	12/18/20	9,735	159
Boston Scientific Corporation	NSI	Call		41.00	11/20/20	52,082	43
Capital One Financial Corporation	NSI	Call		55.00	11/20/20	23,982	429
LVMH Moet Hennessy Louis Vuitton	BCL	Call	EUR	415.00	12/18/20	12,993	213
SPDR Gold Shares	BNP	Call		190.00	12/18/20	66,154	198
SPDR Gold Shares	GSC	Call		182.00	11/20/20	66,007	244
SPDR Gold Shares	JPM	Call		187.00	10/16/20	66,169	22
SPDR Gold Shares	MSC	Call		186.00	11/20/20	66,079	171
SPDR Gold Shares	SGB	Call		190.00	01/15/21	66,164	255
SPDR Gold Shares	SGB	Call		198.21	12/18/20	45,298	29
SPDR Gold Shares	SGB	Call		184.00	12/31/20	49,479	235
SPDR S&P 500 ETF	MSC	Call		360.00	06/18/21	89,200	1,184
Union Pacific Corporation	GSC	Call		207.50	11/20/20	19,613	102
Amazon.com, Inc.	CIT	Put		2,881.58	11/20/20	1,498	176
D.R. Horton, Inc.	CSI	Put		70.00	11/20/20	32,517	94
Lennar Corporation	JPM	Put		76.00	11/20/20	14,958	50
							3,604

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Abbott Laboratories	Call	110.00	11/20/20	181	(82)
Agilent Technologies, Inc.	Call	115.00	11/20/20	519	(36)
Agilent Technologies, Inc.	Call	110.00	11/20/20	188	(26)
Agilent Technologies, Inc.	Put	90.00	11/20/20	260	(36)
Alibaba Group Holding Limited	Call	350.00	02/19/21	297	(287)
Alphabet Inc.	Call	1,800.00	12/18/20	23	(29)
Alphabet Inc.	Put	1,350.00	10/16/20	11	(6)
Alphabet Inc.	Put	1,200.00	11/20/20	22	(23)
Alphabet Inc.	Put	1,280.00	11/20/20	19	(40)
Alphabet Inc.	Put	1,300.00	12/18/20	23	(86)
Alphabet Inc.	Put	1,320.00	01/15/21	32	(168)
Amazon.com, Inc.	Call	3,500.00	11/20/20	26	(281)
Amazon.com, Inc.	Call	3,750.00	01/15/21	11	(123)
Amazon.com, Inc.	Call	2,900.00	01/15/21	11	(484)
Amazon.com, Inc.	Put	2,840.00	10/16/20	5	(8)
Amazon.com, Inc.	Put	2,460.00	11/20/20	22	(60)
Amazon.com, Inc.	Put	2,695.00	01/15/21	11	(126)
Amazon.com, Inc.	Put	2,740.00	01/15/21	16	(204)
Amazon.com, Inc.	Put	2,800.00	02/19/21	15	(274)
Anthem, Inc.	Call	290.00	12/18/20	126	(107)
Anthem, Inc.	Put	210.00	12/18/20	126	(41)
Apple Inc.	Call	82.50	10/16/20	884	(2,802)
Apple Inc.	Call	140.00	12/18/20	304	(69)
Apple Inc.	Call	150.00	01/15/21	1,144	(233)
Apple Inc.	Put	105.00	10/16/20	392	(31)
Apple Inc.	Put	100.00	10/16/20	323	(11)
Apple Inc.	Put	97.50	12/18/20	304	(82)
Apple Inc.	Put	107.50	01/15/21	399	(275)
Apple Inc.	Put	100.00	01/15/21	572	(240)
Applied Materials, Inc.	Call	65.00	10/16/20	314	(9)
Applied Materials, Inc.	Call	70.00	01/15/21	314	(62)
Applied Materials, Inc.	Put	47.50	10/16/20	314	(1)
Applied Materials, Inc.	Put	45.00	01/15/21	314	(35)
Autodesk, Inc.	Call	290.00	01/15/21	145	(57)
Autodesk, Inc.	Put	210.00	01/15/21	145	(182)
Bank of America Corporation	Call	32.00	12/18/20	1,346	(16)
Bank of America Corporation	Call	30.00	12/18/20	1,315	(33)
Bank of America Corporation	Call	31.00	01/15/21	1,345	(39)
Bank of America Corporation	Put	22.00	12/18/20	1,346	(140)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Bank of America Corporation	Put	21.00	12/18/20	1,315	(97)
Bank of America Corporation	Put	22.00	01/15/21	1,345	(169)
BJ's Wholesale Club Holdings, Inc.	Put	25.00	11/20/20	270	(3)
Charter Communications, Inc.	Call	660.00	12/18/20	32	(65)
Charter Communications, Inc.	Call	600.00	12/18/20	62	(310)
Charter Communications, Inc.	Put	590.00	12/18/20	26	(53)
Chewy, Inc.	Put	35.00	10/16/20	108	(1)
Citigroup Inc.	Call	60.00	12/18/20	700	(13)
Citigroup Inc.	Call	57.50	12/18/20	136	(4)
Citigroup Inc.	Put	42.50	12/18/20	700	(241)
Comcast Corporation	Call	40.00	10/16/20	920	(584)
Comcast Corporation	Call	52.50	01/15/21	805	(63)
Comcast Corporation	Put	37.50	01/15/21	805	(55)
Costco Wholesale Corporation	Call	345.00	10/16/20	60	(74)
D.R. Horton, Inc.	Call	95.00	01/15/21	487	(77)
D.R. Horton, Inc.	Put	60.00	01/15/21	487	(99)
Dow Inc.	Call	60.00	11/20/20	234	(4)
Dow Inc.	Call	60.00	12/18/20	368	(13)
Dow Inc.	Put	40.00	11/20/20	234	(22)
Dow Inc.	Put	40.00	12/18/20	368	(55)
Edwards Lifesciences Corporation	Call	85.00	11/20/20	225	(51)
Edwards Lifesciences Corporation	Put	70.00	11/20/20	225	(26)
Exxon Mobil Corporation	Put	35.00	10/16/20	537	(78)
Facebook, Inc.	Call	290.00	11/20/20	178	(135)
Facebook, Inc.	Put	235.00	10/16/20	64	(6)
Fortive Corporation	Call	85.00	12/18/20	493	(86)
Fortive Corporation	Put	65.00	12/18/20	493	(67)
Global Payments Inc.	Call	200.00	12/18/20	208	(102)
Global Payments Inc.	Put	155.00	11/20/20	201	(53)
Global Payments Inc.	Put	150.00	12/18/20	208	(80)
Guardant Health, Inc.	Call	105.00	10/16/20	188	(158)
Guardant Health, Inc.	Put	85.00	10/16/20	188	(7)
HCA Healthcare, Inc.	Call	145.00	12/18/20	155	(47)
Health Care Select Sector SPDR Fund	Put	100.00	10/23/20	300	(21)
Intel Corporation	Call	55.00	11/20/20	98	(15)
Intuitive Surgical, Inc.	Call	760.00	11/20/20	25	(58)
Intuitive Surgical, Inc.	Put	600.00	11/20/20	25	(23)
Invesco QQQ Trust, Series 1	Put	245.00	10/16/20	552	(36)
Invesco QQQ Trust, Series 1	Put	258.00	10/16/20	552	(94)
Invesco QQQ Trust, Series 1	Put	219.00	11/20/20	430	(72)
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	129.00	10/16/20	10,823	(152)
Johnson & Johnson	Call	165.00	12/18/20	41	(5)
L3Harris Technologies, Inc.	Call	190.00	10/16/20	106	(2)
L3Harris Technologies, Inc.	Call	210.00	12/18/20	195	(13)
L3Harris Technologies, Inc.	Put	155.00	12/18/20	195	(105)
Legacy Vulcan Corp.	Put	110.00	11/20/20	128	(15)
Legacy Vulcan Corp.	Put	110.00	02/19/21	128	(52)
Lowe`s Companies, Inc.	Call	175.00	10/16/20	133	(14)
Lowe`s Companies, Inc.	Call	180.00	01/15/21	281	(183)
LyondellBasell Industries N.V.	Call	85.00	12/18/20	160	(21)
LyondellBasell Industries N.V.	Put	60.00	12/18/20	160	(40)
Marsh & Mclennan Companies, Inc.	Call	120.00	10/16/20	154	(4)
MasterCard Incorporated	Call	360.00	11/20/20	117	(90)
MasterCard Incorporated	Call	400.00	01/15/21	108	(49)
MasterCard Incorporated	Call	365.00	01/15/21	294	(388)
MasterCard Incorporated	Put	300.00	01/15/21	147	(165)
MasterCard Incorporated	Put	280.00	01/15/21	108	(75)
McDonald's Corporation	Call	220.00	10/16/20	90	(34)
McDonald's Corporation	Call	250.00	12/18/20	54	(11)
McDonald's Corporation	Call	240.00	12/18/20	169	(61)
McDonald's Corporation	Call	240.00	01/15/21	174	(79)
McDonald's Corporation	Put	210.00	12/18/20	54	(42)
McDonald's Corporation	Put	180.00	12/18/20	169	(30)
Merck & Co., Inc.	Call	95.00	11/20/20	214	(8)
Merck & Co., Inc.	Put	70.00	12/18/20	305	(23)
Micron Technology, Inc.	Put	40.00	11/20/20	316	(22)
Microsoft Corporation	Call	240.00	11/20/20	169	(41)
Microsoft Corporation	Call	250.00	12/18/20	169	(39)
Microsoft Corporation	Call	190.00	12/18/20	192	(503)
Microsoft Corporation	Call	245.00	02/19/21	168	(106)
Microsoft Corporation	Put	195.00	10/16/20	218	(20)
Microsoft Corporation	Put	185.00	11/20/20	168	(55)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Microsoft Corporation	Put	180.00	12/18/20	169	(64)
Microsoft Corporation	Put	180.00	01/15/21	236	(120)
Microsoft Corporation	Put	185.00	02/19/21	233	(185)
Morgan Stanley	Call	65.00	10/16/20	983	—
Morgan Stanley	Call	62.50	01/15/21	676	(29)
Morgan Stanley	Put	44.00	01/15/21	676	(160)
Netflix, Inc.	Put	350.00	11/20/20	56	(15)
NextEra Energy, Inc.	Call	310.00	11/20/20	129	(33)
NVIDIA Corporation	Call	600.00	10/16/20	21	(9)
NVIDIA Corporation	Call	650.00	11/20/20	53	(68)
NVIDIA Corporation	Call	620.00	11/20/20	33	(61)
NVIDIA Corporation	Call	560.00	11/20/20	72	(270)
NVIDIA Corporation	Call	700.00	12/18/20	62	(79)
NVIDIA Corporation	Put	420.00	10/16/20	21	(1)
NVIDIA Corporation	Put	400.00	11/20/20	53	(25)
NVIDIA Corporation	Put	380.00	11/20/20	33	(9)
NXP Semiconductors N.V.	Put	110.00	10/16/20	137	(7)
Paypal Holdings, Inc.	Call	240.00	10/16/20	108	(1)
Paypal Holdings, Inc.	Put	165.00	10/16/20	78	(2)
Pfizer Inc.	Call	41.00	11/20/20	501	(21)
Pfizer Inc.	Call	40.00	11/20/20	1,314	(81)
PPG Industries, Inc.	Call	140.00	01/15/21	296	(70)
PPG Industries, Inc.	Put	100.00	01/15/21	296	(70)
Raytheon BBN Technologies Corp.	Call	75.00	01/15/21	554	(35)
Raytheon BBN Technologies Corp.	Call	75.00	02/19/21	553	(45)
Raytheon BBN Technologies Corp.	Put	55.00	01/15/21	554	(208)
Raytheon BBN Technologies Corp.	Put	50.00	02/19/21	553	(132)
ResMed Inc.	Call	195.00	01/15/21	71	(30)
ResMed Inc.	Put	160.00	01/15/21	71	(60)
Salesforce.Com, Inc.	Call	290.00	10/16/20	69	(4)
Salesforce.Com, Inc.	Put	210.00	10/16/20	241	(12)
ServiceNow, Inc.	Call	490.00	11/20/20	41	(136)
Southwest Airlines Co.	Put	35.00	11/20/20	320	(67)
SPDR Gold Shares	Call	210.00	12/18/20	797	(79)
SPDR Gold Shares	Call	205.00	12/18/20	280	(35)
SPDR S&P 500 ETF	Put	300.00	10/16/20	339	(21)
SPDR S&P 500 ETF	Put	310.00	10/16/20	184	(23)
SPDR S&P 500 ETF	Put	300.00	11/20/20	732	(314)
SPDR S&P 500 ETF	Put	250.00	12/31/20	270	(53)
SPDR S&P 500 ETF	Put	270.00	12/17/21	97	(158)
Starbucks Corporation	Call	92.50	01/15/21	447	(148)
Starbucks Corporation	Call	100.00	01/15/21	301	(48)
Starbucks Corporation	Put	77.50	11/20/20	301	(48)
Starbucks Corporation	Put	67.50	01/15/21	447	(56)
The Home Depot, Inc.	Call	295.00	10/16/20	412	(31)
The Home Depot, Inc.	Call	320.00	01/15/21	143	(58)
The Walt Disney Company	Call	140.00	10/16/20	145	(2)
The Walt Disney Company	Call	160.00	11/20/20	195	(5)
The Walt Disney Company	Call	155.00	01/15/21	270	(30)
The Walt Disney Company	Put	120.00	10/16/20	129	(18)
The Walt Disney Company	Put	120.00	11/20/20	130	(62)
The Walt Disney Company	Put	110.00	01/15/21	365	(131)
The Walt Disney Company	Put	100.00	01/15/21	259	(47)
T-Mobile USA, Inc.	Put	95.00	11/20/20	753	(82)
U.S. Bancorp	Call	42.50	11/20/20	186	(8)
Uber Technologies, Inc.	Call	40.00	12/18/20	179	(41)
Union Pacific Corporation	Call	230.00	01/15/21	184	(41)
Union Pacific Corporation	Put	190.00	10/16/20	32	(6)
Union Pacific Corporation	Put	165.00	01/15/21	184	(85)
UnitedHealth Group Incorporated	Call	320.00	12/18/20	113	(167)
UnitedHealth Group Incorporated	Put	290.00	10/30/20	75	(32)
UnitedHealth Group Incorporated	Put	240.00	12/18/20	113	(32)
VanEck Vectors Semiconductor ETF	Call	210.00	01/15/21	108	(20)
VanEck Vectors Semiconductor ETF	Call	205.00	01/15/21	97	(24)
VanEck Vectors Semiconductor ETF	Put	165.00	11/20/20	107	(59)
VanEck Vectors Semiconductor ETF	Put	150.00	01/15/21	108	(55)
VanEck Vectors Semiconductor ETF	Put	145.00	01/15/21	97	(39)
Visa Inc.	Put	180.00	11/20/20	280	(91)
Visa Inc.	Put	175.00	12/18/20	280	(103)
VMware, Inc.	Call	180.00	10/16/20	287	(1)
Walgreens Boots Alliance, Inc.	Put	37.50	01/15/21	820	(346)
Walmart Inc.	Call	160.00	10/16/20	162	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Walmart Inc.	Call	155.00	10/16/20	127	(2)
Walmart Inc.	Put	130.00	10/16/20	162	(6)
Walmart Inc.	Put	125.00	10/16/20	127	(2)
Walmart Inc.	Put	130.00	11/20/20	289	(75)
Xilinx, Inc.	Call	110.00	11/20/20	70	(31)
Zoetis Inc.	Call	175.00	01/15/21	59	(34)
Zoetis Inc.	Put	140.00	01/15/21	59	(15)
					(17,382)

JNL/BlackRock Global Allocation Fund — OTC Written Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)		Exercise Price ($)		Expiration	Notional/ Contracts[1]	Value ($)
Index Options
Euro STOXX 50 Price Index	CSI	Put	Down-and-In	EUR	2,200.00	EUR	2,600.00	12/17/21	2,054	(332)

Foreign Currency Options
USD/BRL Spot Rate	MSC	Call	One-Touch	BRL	5.50	BRL	5.50	11/13/20	180,115	(115)
USD/JPY Spot Rate	HSB	Call	One-Touch	JPY	100.00	JPY	100.00	11/19/20	762,000	(71)
										(186)

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]		Value ($)
Foreign Currency Options
AUD/JPY Spot Rate	MSC	Put	JPY	69.50	10/13/20	AUD	29,226,808	(1)
EUR/AUD Spot Rate	GSC	Call	AUD	1.71	10/13/20	EUR	26,954,458	(3)
EUR/USD Spot Rate	BNP	Call		1.34	01/27/21	EUR	24,890,000	(14)
EUR/USD Spot Rate	BNP	Put		1.10	01/27/21	EUR	16,593,000	(30)
GBP/USD Spot Rate	UBS	Call		1.37	12/17/20	GBP	13,205,000	(54)
USD/BRL Spot Rate	DUB	Call	BRL	5.65	10/22/20		3,502,000	(69)
USD/BRL Spot Rate	BOA	Put	BRL	5.05	10/08/20		8,109,112	—
USD/BRL Spot Rate	BOA	Put	BRL	5.00	10/13/20		8,085,852	—
USD/BRL Spot Rate	MSC	Put	BRL	4.85	11/13/20		10,806,881	(7)
USD/MXN Spot Rate	MSC	Call	MXN	22.50	10/30/20		5,367,596	(86)
USD/MXN Spot Rate	MSC	Put	MXN	21.00	10/30/20		8,359,884	(28)
USD/MXN Spot Rate	MSC	Put	MXN	20.10	10/30/20		6,441,115	(4)
								(296)
Interest Rate Swaptions
3M EURIBOR, 04/21/27	BCL	Call		12.90	04/19/22	EUR	17,720,000	(403)
3M EURIBOR, 04/12/27	BCL	Put		2.10	04/08/22	EUR	26,880,000	(91)
3M EURIBOR, 04/21/27	BCL	Put		15.00	04/19/22	EUR	14,185,302	(70)
3M EURIBOR, 04/21/27	BCL	Put		12.90	04/19/22	EUR	17,720,000	(82)
3M LIBOR, 04/12/27	BCL	Call		2.10	04/08/22	EUR	26,880,000	(751)
3M LIBOR, 06/15/51	BNP	Call		50.00	06/11/21		5,194,033	(89)
3M LIBOR, 11/23/30	CIT	Call		51.00	11/19/20		13,029,082	(19)
3M LIBOR, 12/17/30	CIT	Call		47.00	12/15/20		8,628,961	(22)
3M LIBOR, 01/13/51	CIT	Call		71.00	01/11/21		10,706,216	(136)
3M LIBOR, 03/26/51	CIT	Call		87.00	03/24/21		6,882,400	(212)
3M LIBOR, 09/17/31	CIT	Call		55.00	09/15/21		8,628,961	(110)
3M LIBOR, 10/29/25	GSC	Call		17.00	10/27/20		71,159,132	(2)
3M LIBOR, 12/22/50	GSC	Call		60.00	12/18/20		18,802,070	(102)
3M LIBOR, 06/08/51	JPM	Call		50.00	06/04/21		15,928,369	(267)
3M LIBOR, 09/22/31	MSC	Call		55.00	09/20/21		8,536,758	(110)
3M LIBOR, 10/21/50	CIT	Put		107.00	10/19/20		5,707,730	(122)
3M LIBOR, 11/27/25	CIT	Put		48.50	11/25/20		81,428,000	(50)
3M LIBOR, 12/17/30	CIT	Put		107.00	12/15/20		25,886,882	(50)
3M LIBOR, 02/10/51	CIT	Put		123.75	02/08/21		13,586,302	(509)
3M LIBOR, 02/10/26	CIT	Put		38.50	02/08/21		49,816,441	(213)
3M LIBOR, 09/17/31	CIT	Put		140.00	09/15/21		17,257,921	(116)
3M LIBOR, 10/29/25	GSC	Put		37.00	10/27/20		71,159,132	(81)
3M LIBOR, 12/22/50	GSC	Put		120.00	12/18/20		18,802,070	(543)
3M LIBOR, 02/15/32	JPM	Put		200.00	02/11/22		38,292,039	(144)
3M LIBOR, 10/21/50	MSC	Put		119.00	10/21/20		13,830,000	(113)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
3M LIBOR, 09/22/31	MSC	Put		140.00	09/20/21	17,073,515	(117)
							(4,524)
Options on Securities
Adidas AG	BCL	Call	EUR	325.00	12/18/20	9,735	(87)
Adidas AG	BCL	Put	EUR	245.00	12/18/20	9,735	(159)
Amazon.com, Inc.	CIT	Call		3,397.23	11/20/20	1,498	(206)
ASML Holding N.V.	CSI	Call	EUR	335.00	11/20/20	3,380	(30)
Autodesk, Inc.	NSI	Call		260.00	11/20/20	19,536	(83)
Boston Scientific Corporation	NSI	Call		45.00	11/20/20	52,082	(12)
Boston Scientific Corporation	NSI	Put		35.00	11/20/20	26,041	(24)
Capital One Financial Corporation	NSI	Call		70.00	11/20/20	23,982	(156)
D.R. Horton, Inc.	CSI	Call		85.00	11/20/20	32,517	(64)
D.R. Horton, Inc.	CSI	Put		60.00	11/20/20	32,517	(29)
Lennar Corporation	JPM	Call		86.00	11/20/20	14,958	(55)
Lennar Corporation	JPM	Put		62.00	11/20/20	14,958	(11)
LVMH Moet Hennessy Louis Vuitton	BCL	Call	EUR	450.00	12/18/20	12,993	(70)
LVMH Moet Hennessy Louis Vuitton	BCL	Put	EUR	375.00	12/18/20	6,497	(102)
Roche Holding AG	BCL	Call	CHF	350.00	11/20/20	3,913	(7)
Roche Holding AG	BCL	Put	CHF	300.00	10/16/20	2,928	(5)
Roche Holding AG	BCL	Put	CHF	285.00	11/20/20	3,913	(12)
Sanofi	BCL	Call	EUR	98.00	10/16/20	16,252	—
Sanofi	BCL	Call	EUR	98.00	11/20/20	13,043	(4)
Sanofi	BCL	Put	EUR	80.00	10/16/20	16,252	(8)
Sanofi	BCL	Put	EUR	76.00	11/20/20	13,043	(11)
SPDR Gold Shares	BNP	Call		210.00	12/18/20	66,154	(65)
SPDR Gold Shares	GSC	Call		192.00	11/20/20	66,007	(103)
SPDR Gold Shares	JPM	Call		197.00	10/16/20	66,169	(4)
SPDR Gold Shares	MSC	Call		198.00	11/20/20	66,079	(64)
SPDR Gold Shares	SGB	Call		198.00	12/31/20	65,971	(142)
SPDR Gold Shares	SGB	Call		215.00	01/15/21	66,164	(78)
SPDR Gold Shares	GSC	Put		165.00	11/20/20	33,004	(44)
SPDR Gold Shares	JPM	Put		170.00	10/16/20	66,169	(36)
SPDR Gold Shares	MSC	Put		173.00	11/20/20	66,079	(229)
SPDR Gold Shares	SGB	Put		164.00	12/31/20	24,739	(53)
SPDR Gold Shares	SGB	Put		170.00	01/15/21	66,164	(275)
Union Pacific Corporation	GSC	Call		227.50	11/20/20	19,613	(20)
Union Pacific Corporation	GSC	Put		187.50	11/20/20	19,613	(125)
							(2,373)

JNL/BlackRock Global Allocation Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	JPM	11/16/20	BRL	7,695	1,367	(27)
CAD/USD	JPM	10/01/20	CAD	6,153	4,623	103
CAD/USD	JPM	12/17/20	CAD	22,095	16,605	2
CAD/USD	GSC	01/14/21	CAD	6,045	4,544	32
CHF/USD	JPM	11/06/20	CHF	7,360	8,000	(59)
EUR/AUD	MSC	10/29/20	AUD	(7,268)	(5,206)	(26)
EUR/USD	HSB	10/09/20	EUR	11,918	13,970	321
EUR/USD	MSC	10/15/20	EUR	11,918	13,971	323
EUR/USD	JPM	11/05/20	EUR	4,828	5,663	(82)
EUR/USD	BCL	11/12/20	EUR	4,437	5,204	(55)
EUR/USD	JPM	11/13/20	EUR	17,314	20,310	(179)
EUR/USD	BNP	12/03/20	EUR	7,198	8,447	(164)
EUR/USD	BCL	12/04/20	EUR	1,553	1,822	(22)
EUR/USD	BOA	12/04/20	EUR	4,329	5,080	(52)
EUR/USD	CIT	12/04/20	EUR	4,512	5,296	(82)
EUR/USD	JPM	12/10/20	EUR	4,278	5,022	(33)
EUR/USD	BCL	12/17/20	EUR	4,419	5,189	—
EUR/USD	JPM	01/08/21	EUR	10,599	12,452	61
GBP/EUR	JPM	12/17/20	EUR	(7,232)	(8,491)	117
GBP/USD	JPM	10/01/20	GBP	14,344	18,509	760
GBP/USD	JPM	10/08/20	GBP	8,942	11,539	307
GBP/USD	BCL	10/22/20	GBP	21,510	27,758	348
GBP/USD	CIT	11/05/20	GBP	2,734	3,528	(64)
GBP/USD	CIT	12/17/20	GBP	5,466	7,057	13
GBP/USD	HSB	12/29/20	GBP	2,675	3,454	44
GBP/USD	JPM	01/14/21	GBP	13,788	17,805	72
HKD/USD	CIT	10/05/20	HKD	63	8	—
JPY/EUR	BOA	10/30/20	EUR	(14,659)	(17,191)	19
JPY/EUR	JPM	12/17/20	EUR	(5,072)	(5,955)	61
JPY/EUR	JPM	01/08/21	EUR	(8,546)	(10,040)	(48)
JPY/USD	GSC	10/08/20	JPY	1,746,491	16,558	295
JPY/USD	MSC	10/29/20	JPY	2,583,450	24,499	(90)
JPY/USD	JPM	11/05/20	JPY	2,617,295	24,822	137
JPY/USD	UBS	11/06/20	JPY	3,322,950	31,514	266
JPY/USD	JPM	11/12/20	JPY	2,987,550	28,335	124
JPY/USD	JPM	12/03/20	JPY	928,150	8,805	56
JPY/USD	JPM	12/10/20	JPY	2,048,900	19,441	103
JPY/USD	BNP	12/30/20	JPY	3,397,775	32,258	(203)
JPY/USD	UBS	12/30/20	JPY	3,396	32	—
KRW/USD	DUB	11/16/20	KRW	12,391,086	10,595	125
MXN/USD	CIT	11/05/20	MXN	186,702	8,409	319
MXN/USD	JPM	11/19/20	MXN	146,786	6,601	61
MYR/USD	BCL	11/17/20	MYR	39,793	9,559	76
NOK/USD	BOA	12/11/20	NOK	712	76	(3)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
NOK/USD	JPM	12/11/20	NOK	31,199	3,345	(115)
RUB/USD	BNP	11/16/20	RUB	833,807	10,679	(639)
USD/AUD	BOA	10/01/20	AUD	(13,481)	(9,656)	(358)
USD/AUD	HSB	10/22/20	AUD	(19,964)	(14,300)	(142)
USD/AUD	MSC	10/23/20	AUD	(7,246)	(5,190)	(8)
USD/CNY	JPM	10/14/20	CNY	(108,202)	(15,873)	(477)
USD/CNY	CIT	11/05/20	CNY	(122,050)	(17,874)	(393)
USD/CNY	HSB	12/11/20	CNY	(100,556)	(14,690)	(65)
USD/CNY	BCL	12/30/20	CNY	(104,477)	(15,240)	63
USD/EUR	CIT	11/13/20	EUR	(8,913)	(10,455)	119
USD/EUR	JPM	11/19/20	EUR	(2,964)	(3,477)	58
USD/HKD	HSB	11/05/20	HKD	(129,505)	(16,708)	(1)
USD/HKD	HSB	11/06/20	HKD	(130,510)	(16,837)	1
USD/INR	BOA	12/08/20	INR	(540,812)	(7,278)	37
USD/INR	HSB	12/08/20	INR	(248,021)	(3,338)	18
USD/INR	BCL	01/08/21	INR	(496,740)	(6,663)	16
USD/JPY	JPM	10/29/20	JPY	(93,840)	(890)	(3)
USD/JPY	BNP	11/06/20	JPY	(99,060)	(939)	(8)
USD/JPY	BNP	11/12/20	JPY	(91,671)	(869)	(3)
USD/MXN	BNP	11/05/20	MXN	(60,804)	(2,738)	(23)
USD/RUB	BNP	11/16/20	RUB	(833,807)	(10,679)	601
USD/TWD	JPM	10/05/20	TWD	(345)	(12)	—
USD/ZAR	JPM	10/01/20	ZAR	(145,565)	(8,713)	(380)
USD/ZAR	BOA	11/13/20	ZAR	(165,225)	(9,839)	(289)
					223,610	965

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
AENA, S.M.E., S.A. (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(367)	(54)	3
Airbus SE (E)	BOA	1W LIBOR -0.25% (M)	TBD	(786)	(57)	—
Aluminum Corporation of China Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(144,000)	(35)	6
AmerisourceBergen Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(283)	(27)	—
Amorepacific Corporation (E)	JPM	1M LIBOR -0.35% (M)	TBD	(155)	(4)	—
ANA Holdings Inc. (E)	BOA	1M LIBOR -1.50% (M)	TBD	(1,400)	(37)	5
Atlantia S.p.A. (E)	BOA	1W LIBOR -0.25% (M)	TBD	(3,944)	(61)	(1)
Bouygues (E)	BOA	1W LIBOR -0.25% (M)	TBD	(2,682)	(94)	1
British American Tobacco P.L.C. (E)	BOA	1W LIBOR +0.00% (M)	TBD	(725)	(26)	—
CaixaBank, S.A. (E)	BOA	1W LIBOR -0.25% (M)	TBD	(58,914)	(134)	9
Canadian National Railway Company (E)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(312)	(32)	(1)
Capitec Bank Holdings (E)	JPM	Federal Funds Effective Rate -0.54% (M)	TBD	(1,036)	(56)	(8)
Catcher Technology Co., Ltd. (E)	BOA	1M LIBOR -0.75% (M)	TBD	(1,000)	(6)	—
Celltrion Healthcare Co. Ltd. (E)	BOA	1W LIBOR -0.83% (M)	TBD	(1,139)	(89)	3
China Communications Services Co., Ltd. (E)	BOA	1W LIBOR -0.30% (M)	TBD	(68,000)	(42)	2
China Conch Venture Holdings Limited (E)	BOA	1W LIBOR -0.30% (M)	TBD	(24,000)	(114)	3
China Eastern Airlines Corporation Limited (E)	BOA	1W LIBOR -1.00% (M)	TBD	(138,000)	(60)	1
China Evergrande Group (E)	BOA	1W LIBOR -1.29% (M)	TBD	(18,000)	(37)	(9)
China Gas Holdings Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(8,000)	(23)	—
China Jinmao Holdings Group Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(98,000)	(61)	7
China Literature Limited (E)	BOA	1W LIBOR -1.00% (M)	TBD	(13,800)	(106)	2
China Molybdenum Co.,Ltd (E)	BOA	1W LIBOR -0.85% (M)	TBD	(132,000)	(52)	5
China Resources Gas Group Limited (E)	BOA	1W LIBOR -0.30% (M)	TBD	(14,000)	(63)	1
China Resources Land Limited (E)	BOA	1W LIBOR -0.30% (M)	TBD	(10,000)	(46)	—
China Southern Airlines Co., Ltd. (E)	JPM	1M LIBOR -0.30% (M)	TBD	(214,000)	(128)	12
COSCO SHIPPING Holdings Co., Ltd. (E)	BOA	1W LIBOR -0.50% (M)	TBD	(75,500)	(35)	(2)
Credicorp Ltd. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(712)	(91)	3
Dominion Energy, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(2,133)	(167)	(4)
E.Sun Financial Holding Company, Ltd. (E)	BOA	1M LIBOR -0.40% (M)	TBD	(45,000)	(40)	—
Electricite de France (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(1,364)	(14)	(1)
Equinor ASA (E)	BOA	1W LIBOR -0.25% (M)	TBD	(6,484)	(98)	6
Eversource Energy (E)	BOA	1M LIBOR -0.18% (M)	TBD	(827)	(65)	(4)
Fast Retailing Co., Ltd. (E)	JPM	1M LIBOR -0.25% (M)	TBD	(300)	(190)	2
Ferrovial, S.A. (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(1,616)	(43)	4
Fox Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(2,992)	(83)	(1)
Fox Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(3,180)	(89)	(1)
Galaxy Entertainment Group Limited (E)	BOA	1W LIBOR -0.30% (M)	TBD	(3,000)	(21)	—
Geely Automobile Holdings Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(29,000)	(61)	4
Great Wall Motor Company Limited (E)	JPM	1M LIBOR -0.33% (M)	TBD	(21,000)	(26)	(1)
GSX Techedu Inc. (E)	BOA	1M LIBOR -0.18% (M)	TBD	(294)	(31)	4
Hapvida Participacoes E Investimentos Ltda (E)	JPM	1M LIBOR -0.50% (M)	TBD	(7,915)	(99)	11
Hermes International (E)	BOA	1W LIBOR -0.25% (M)	TBD	(77)	(65)	(1)
Honeywell International Inc. (E)	BOA	1M LIBOR -0.18% (M)	TBD	(346)	(56)	(1)
Hormel Foods Corporation (E)	JPM	Federal Fund Effective Rate -0.18% (M)	TBD	(1,627)	(82)	2
Hotai Motor Co., Ltd. (E)	BOA	1M LIBOR -1.00% (M)	TBD	(1,000)	(22)	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Industria de Diseño Textil, S.A. (E)	BOA	1W LIBOR -0.25% (M)	TBD	(38,735)	(1,086)	5
Intact Financial Corporation (E)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(217)	(23)	—
Investor Aktiebolag (E)	BOA	1W LIBOR -0.25% (M)	TBD	(670)	(43)	(1)
iQIYI, Inc. (E)	JPM	Federal Fund Effective Rate -0.18% (M)	TBD	(5,706)	(121)	(8)
Keurig Dr Pepper Inc. (E)	BOA	1M LIBOR -0.18% (M)	TBD	(1,953)	(54)	—
Kintetsu Group Holdings Co., Ltd. (E)	JPM	1M LIBOR -0.25% (M)	TBD	(600)	(27)	1
Knorr - Bremse Aktiengesellschaft (E)	JPM	Federal Fund Effective Rate -0.28% (M)	TBD	(286)	(37)	3
Kone Corporation (E)	BOA	1W LIBOR -0.25% (M)	TBD	(269)	(23)	(1)
Leonardo S.p.A. (E)	BOA	1W LIBOR -0.30% (M)	TBD	1,345,330	7,835	52
LG Display Co., Ltd. (E)	JPM	1M LIBOR -0.35% (M)	TBD	(6,349)	(85)	2
Link Real Estate Investment Trust (E)	JPM	1M LIBOR -0.30% (M)	TBD	(9,300)	(75)	—
Lojas Americanas S/A (E)	JPM	1M LIBOR -0.50% (M)	TBD	(4,619)	(27)	3
Longfor Group Holdings Limited (E)	BOA	1W LIBOR -0.30% (M)	TBD	(29,500)	(167)	1
L'Oreal (E)	BOA	1W LIBOR -0.25% (M)	TBD	(51)	(16)	—
Magazine Luiza S.A. (E)	JPM	1M LIBOR -0.40% (M)	TBD	(4,792)	(79)	2
Marathon Petroleum Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(2,326)	(75)	6
Marriott International, Inc. (E)	BOA	1M LIBOR -0.18% (M)	TBD	(391)	(37)	1
Mega Financial Holding Co., Ltd. (E)	JPM	1M LIBOR -0.50% (M)	TBD	(19,000)	(19)	—
National Bank of Canada (E)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(1,398)	(76)	6
NIO, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,108)	(21)	(3)
Nippon Paint Holdings Co., Ltd. (E)	JPM	1M LIBOR -0.25% (M)	TBD	(1,100)	(94)	(19)
Oriental Land Co., Ltd. (E)	BOA	1M LIBOR -0.30% (M)	TBD	(300)	(43)	1
ORIX Corporation (E)	JPM	1M LIBOR -0.75% (M)	TBD	(2,700)	(35)	2
Ørsted A/S (E)	BOA	1W LIBOR -0.25% (M)	TBD	(679)	(92)	(2)
Ping An Healthcare and Technology Company Limited (E)	BOA	1W LIBOR -0.75% (M)	TBD	(1,800)	(26)	3
Polskie Górnictwo Naftowe I Gazownictwo Spólka Akcyjna (E)	BOA	1W LIBOR -0.75% (M)	TBD	(23,763)	(29)	(2)
Ramsay Health Care Limited (E)	JPM	1M LIBOR -0.25% (M)	TBD	(3,317)	(157)	—
Roper Technologies, Inc. (E)	JPM	Federal funds Effective Rate -0.18% (M)	TBD	(436)	(172)	(1)
Ross Stores, Inc. (E)	JPM	Federal funds Effective Rate -0.18% (M)	TBD	(1,283)	(120)	—
Samsung C&T Corporation (E)	JPM	1M LIBOR -0.57% (M)	TBD	(570)	(53)	2
Scentre Group Limited (E)	JPM	1M LIBOR -0.93% (M)	TBD	(73,989)	(120)	3
Schindler Holding AG (E)	JPM	Federal Funds Effective Rate +0.00% (M)	TBD	(51)	(14)	—
Semiconductor Manufacturing International Corporation (E)	BOA	1W LIBOR -0.64% (M)	TBD	(45,000)	(119)	14
Shandong Weigao Group Medical Polymer Co.,Ltd. (E)	JPM	1M LIBOR -0.30% (M)	TBD	(4,000)	(9)	1
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. (E)	BOA	1W LIBOR -0.30% (M)	TBD	(24,000)	(98)	(2)
Shenzhou International Group Holdings Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(3,200)	(51)	(3)
Shimao Group Holdings Limited (E)	BOA	1W LIBOR -0.30% (M)	TBD	(10,000)	(42)	—
Shoprite Holdings (E)	JPM	Federal Funds Effective Rate -0.50% (M)	TBD	(5,036)	(38)	(3)
Simon Property Group, Inc. (E)	BOA	1M LIBOR -0.18% (M)	TBD	(716)	(47)	—
Sino Biopharmaceutical Limted (E)	BOA	1W LIBOR -0.30% (M)	TBD	(68,500)	(77)	2
SoftBank Group Corp (E)	JPM	1M LIBOR -0.30% (M)	TBD	(1,200)	(67)	(7)
Suzano S.A. (E)	JPM	1M LIBOR -0.17% (M)	TBD	(10,198)	(89)	7
Swedbank AB (E)	BOA	1W LIBOR -0.25% (M)	TBD	(3,495)	(54)	(1)
Swisscom AG (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(203)	(111)	3
Sydney Airport Corporation Limited (E)	JPM	1M LIBOR -0.50% (M)	TBD	(15,855)	(62)	(5)
Tesco PLC (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(23,589)	(68)	3
The Boeing Company (E)	BOA	1M LIBOR -0.18% (M)	TBD	(998)	(157)	(8)
The Progressive Corporation (E)	BOA	1M LIBOR -0.18% (M)	TBD	(1,168)	(110)	—
Trane Technologies Public Limited Company (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(137)	(16)	(1)
Transurban Holdings Limited (E)	JPM	1M LIBOR -0.25% (M)	TBD	(9,273)	(95)	1
TravelSky Technology Limted (E)	BOA	1W LIBOR -0.30% (M)	TBD	(12,000)	(26)	—
Tsingtao Brewery Co.,Ltd. (E)	JPM	1M LIBOR -0.30% (M)	TBD	(8,000)	(66)	1
Twitter, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(495)	(22)	—
Vodacom Group Limited (E)	JPM	Federal Funds Effective Rate -0.58% (M)	TBD	(8,976)	(68)	2
Welltower Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(892)	(54)	4
Wharf Real Estate Investment Company Limited (E)	BOA	1W LIBOR -0.50% (M)	TBD	(16,000)	(65)	—
Xcel Energy Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,512)	(104)	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Xiaomi Corporation (E)	BOA	1W LIBOR -0.30% (M)	TBD	(55,600)	(147)	—
Z Holdings Corp. (E)	BOA	1M LIBOR -0.30% (M)	TBD	(6,500)	(42)	(1)
						124

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Goldman Sachs Expensive Software Index (Q)	3M LIBOR -0.10% (Q)	GSC	01/22/21	5,124	—	387
Goldman Sachs Expensive Software Index (E)	3M LIBOR +0.10% (Q)	GSC	01/24/21	6,506	—	792
					—	1,179

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
S&P 500 Annual Dividend Index Future, Dec. 2021	BNP	12/17/21	1,032	—	74
S&P 500 Annual Dividend Index Future, Dec. 2020	GSC	12/18/20	815	—	161
				—	235

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 98.7%
United States of America 36.9%
Albemarle Corporation	46	4,137
Bunge Limited	207	9,465
CF Industries Holdings Inc.	789	24,238
Chevron Corporation	392	28,243
ConocoPhillips	340	11,167
FMC Corporation	207	21,911
Freeport-McMoRan Inc. - Class B	732	11,445
Graphic Packaging Holding Company	989	13,936
International Paper Company	180	7,317
Marathon Petroleum Corporation	214	6,279
Newmont Corporation	360	22,814
Packaging Corporation of America	84	9,200
Pioneer Natural Resources Co.	73	6,288
The Williams Companies, Inc.	194	3,813
Tractor Supply Co.	63	9,035
Trimble Inc. (a)	291	14,179
Valero Energy Corporation	138	5,999
		209,466
Canada 15.1%
Barrick Gold Corporation	806	22,648
Equinox Gold Corp. (a)	30	348
First Quantum Minerals Ltd	970	8,647
Kinross Gold Corporation (a)	343	3,029
Kirkland Lake Gold Ltd. (b)	60	2,916
Lundin Mining Corp.	1,481	8,266
Neo Lithium Corp. (a) (b)	5,089	3,097
Pure Gold Mining Inc. (a)	427	697
Stelco Holdings Inc. (b)	850	7,254
Suncor Energy Inc.	809	9,882
Wheaton Precious Metals Corp.	381	18,715
		85,499
Australia 8.1%
BHP Group PLC	1,668	35,547
Fortescue Metals Group Ltd.	253	2,970
Newcrest Mining Ltd.	342	7,664
		46,181
United Kingdom 7.5%
Anglo American PLC	703	16,937
BP P.L.C.	6,742	19,600
THG Holdings PLC (a)	803	6,202
		42,739
Brazil 7.1%
JBS S/A	2,121	7,805
Petroleo Brasileiro S/A Petrobras. - ADR	951	6,768
Vale S.A. - ADR	2,404	25,436
		40,009
Netherlands 5.2%
Koninklijke DSM N.V.	99	16,386
Royal Dutch Shell PLC - Class B	1,060	12,849
		29,235
France 5.1%
Total SA (b)	841	28,678
Russian Federation 3.6%
Gazprom OAO Via Gaz Capital SA - ADR	839	3,652
Public Joint Stock Society "Polyus" - GDR (c)	73	7,678
Public Joint Stock Society Oil Company "Lukoil" - ADR	156	8,969
		20,299
Norway 1.9%
SalMar ASA (a)	189	10,751
Germany 1.9%
Symrise AG	76	10,547
Ireland 1.7%
Kerry Group Plc - Class A	75	9,624
China 1.3%
CNOOC Limited	7,923	7,658
Switzerland 1.3%
Nestle SA	64	7,585
Portugal 0.9%
Galp Energia, SGPS, S.A.	584	5,401
Sweden 0.7%
Lundin Petroleum AB	199	3,957
Ghana 0.4%
Kosmos Energy Ltd.	2,260	2,205
Total Common Stocks (cost $595,863)		559,834
WARRANTS 0.1%
Canada 0.1%
BonTerra Resources Inc. (a) (d)	32	—
Marathon Gold Corp. (a) (d)	170	114
Pure Gold Mining Inc. (a) (d)	283	301
Total Warrants (cost $73)		415
SHORT TERM INVESTMENTS 6.1%
Securities Lending Collateral 5.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (e) (f)	31,575	31,575
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (e) (f)	2,985	2,985
Total Short Term Investments (cost $34,560)		34,560
Total Investments 104.9% (cost $630,496)		594,809
Other Assets and Liabilities, Net (4.9)%		(27,717)
Total Net Assets 100.0%		567,092

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/BlackRock Global Natural Resources Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Society "Polyus"	09/20/17	3,683	7,678	1.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 99.5%
Information Technology 38.1%
Adobe Inc. (a)	293	143,449
Analog Devices, Inc.	573	66,833
Apple Inc.	1,477	171,065
ASML Holding - ADR	307	113,470
Autodesk, Inc. (a)	265	61,172
Coupa Software Incorporated (a)	111	30,389
Fidelity National Information Services, Inc.	339	49,902
GoDaddy Inc. - Class A (a)	545	41,437
Intuit Inc.	399	130,232
Keysight Technologies, Inc. (a)	383	37,862
MasterCard Incorporated - Class A	593	200,610
Microsoft Corporation	1,781	374,633
NVIDIA Corporation	97	52,762
Paypal Holdings, Inc. (a)	397	78,201
RingCentral, Inc. - Class A (a)	195	53,553
Salesforce.Com, Inc. (a)	201	50,550
ServiceNow, Inc. (a)	356	172,885
Snowflake Inc. - Class A (a)	24	6,083
		1,835,088
Consumer Discretionary 21.3%
Alibaba Group Holding Limited - ADS (a)	406	119,231
Amazon.com, Inc. (a)	156	492,068
Domino's Pizza, Inc.	49	20,745
Ferrari N.V. (b)	106	19,532
Lowe`s Companies, Inc.	573	94,960
LVMH Moet Hennessy Louis Vuitton SE	69	32,156
MercadoLibre S.R.L (a)	89	96,731
NIKE, Inc. - Class B	805	101,070
TJX Cos. Inc.	930	51,755
		1,028,248
Health Care 11.5%
AstraZeneca PLC - ADR	789	43,231
Biogen Inc. (a)	62	17,544
Boston Scientific Corporation (a)	2,282	87,201
Humana Inc.	163	67,353
Intuitive Surgical, Inc. (a)	80	56,851
Lonza Group AG	40	24,459
UnitedHealth Group Incorporated	337	105,023
Vertex Pharmaceuticals Incorporated (a)	243	66,024
Zoetis Inc. - Class A	520	85,911
		553,597
Communication Services 10.8%
Alphabet Inc. - Class A (a)	95	139,571
Facebook, Inc. - Class A (a)	467	122,273
Netflix, Inc. (a)	321	160,396
Snap Inc. - Class A (a)	3,865	100,915
		523,155
Financials 8.6%
S&P Global Inc.	379	136,585
Shopify Inc. - Class A (a)	51	51,735
Visa Inc. - Class A	1,121	224,210
		412,530
Industrials 4.4%
CoStar Group, Inc. (a)	135	114,820
Roper Technologies, Inc.	127	49,986
TransUnion	562	47,319
		212,125
Real Estate 2.4%
ProLogis Inc.	287	28,854
SBA Communications Corporation	279	88,785
		117,639
Materials 2.4%
Ball Corporation	435	36,156
Sherwin-Williams Co.	112	78,158
		114,314
Total Common Stocks (cost $2,753,031)		4,796,696
PREFERRED STOCKS 0.2%
Information Technology 0.2%
Palantir Technologies Inc. - Series I (a) (c) (d)	997	8,997
Total Preferred Stocks (cost $6,111)		8,997
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (e) (f)	18,257	18,257
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (e) (f)	1,727	1,727
Total Short Term Investments (cost $19,984)		19,984
Total Investments 100.1% (cost $2,779,126)		4,825,677
Other Assets and Liabilities, Net (0.1)%		(6,230)
Total Net Assets 100.0%		4,819,447

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/BlackRock Large Cap Select Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Palantir Technologies Inc. - Series I	02/07/14	6,111	8,997	0.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Boston Partners Global Long Short Equity Fund
COMMON STOCKS 95.4%
Information Technology 18.3%
Applied Materials, Inc. (a) (b)	6	345
Capgemini SA	2	271
Crayon Group Holding ASA (c)	17	218
Hitachi Ltd. (d)	19	643
II-VI Incorporated (c)	5	213
Micron Technology, Inc. (a) (c)	5	257
Microsoft Corporation (a) (b)	4	778
NEC Corp.	6	345
NXP Semiconductors N.V. (a)	3	418
Oracle Corporation (a) (b)	6	341
Rackspace Technology, Inc. (c)	14	269
Samsung Electronics Co. Ltd.	10	515
Science Applications International Corp. (a)	4	335
Simplo Technology Co. Ltd.	26	271
STMicroelectronics NV	25	782
SYNNEX Corporation (a)	5	635
Tokyo Electron Ltd. (d)	1	209
Vasta Platform Limited - Class A (c)	9	131
VMware, Inc. - Class A (a) (b) (c)	2	229
		7,205
Financials 14.7%
American International Group, Inc. (a)	12	331
AXIS Capital Holdings Limited (a)	5	223
Bank of America Corporation (a) (b)	12	286
BNP Paribas SA	18	664
Citigroup Inc. (a)	7	285
Everest Re Group, Ltd. (a)	3	549
Hana Financial Group Inc.	14	333
JPMorgan Chase & Co. (b)	10	952
KB Financial Group Inc.	8	266
KeyCorp (b)	33	394
OTP Bank Plc (c)	6	167
The Allstate Corporation (a) (b)	5	518
The Goldman Sachs Group, Inc. (a)	1	257
UBS Group AG	24	267
Virtu Financial Inc. - Class A (b)	12	280
		5,772
Consumer Discretionary 14.2%
Accor SA (c)	7	209
Alibaba Group Holding Limited (c) (e)	21	766
AutoZone, Inc. (c)	—	549
Dick's Sporting Goods Inc. (a)	6	335
eBay Inc.	5	257
Kingfisher Plc	57	217
Lennar Corporation - Class A (a) (b)	3	214
Lowe`s Companies, Inc. (a) (b)	2	389
Persimmon Public Limited Company	6	207
Peugeot SA (c)	22	398
Redrow PLC	62	325
Sony Corp.	13	993
Topsports International Holdings Limited	260	362
WH Smith PLC	11	130
Wynn Macau, Limited (c)	135	220
		5,571
Industrials 12.2%
Aalberts N.V.	7	267
Aktiebolaget Volvo - Class B (c)	16	309
Andritz AG	8	242
Eaton Corporation Public Limited Company (a) (b)	4	415
Eiffage (c)	4	316
FedEx Corporation (b)	1	241
Fuji Corporation	18	347
Kurita Water Industries Ltd.	2	63
Kyudenko Corp.	10	297
Leonardo S.p.A.	39	230
MasTec Inc. (c)	5	191
Melrose Holdings Limited	171	253
Owens Corning Inc. (a)	5	344
Rheinmetall Aktiengesellschaft	3	273
Sanwa Holdings Corporation	24	252
Siemens AG	3	397
Taiyo Yuden Co. Ltd. (d)	11	352
		4,789
Materials 11.0%
CF Industries Holdings Inc. (a)	8	254
Corteva, Inc. (b)	7	207
DuPont de Nemours, Inc.	10	549
Eagle Materials Inc.	4	345
Glencore PLC	118	243
Graphic Packaging Holding Company (a)	33	460
HeidelbergCement AG	6	382
Kinross Gold Corporation (c)	84	740
Lundin Mining Corp.	33	182
Rio Tinto PLC	3	207
West Fraser Timber Co. Ltd. (d)	4	167
Yamana Gold Inc. (a)	63	358
Yara International ASA	6	225
		4,319
Health Care 8.8%
Anthem, Inc. (a)	1	267
Bausch Health Companies Inc. (a) (c)	9	143
Change Healthcare Inc. (c)	3	47
Cigna Holding Company (a)	2	296
CVS Health Corporation (a)	7	422
Laboratory Corporation of America Holdings (a) (c)	1	242
McKesson Corporation (a)	2	344
Medtronic Public Limited Company (a)	2	229
Novartis AG	4	336
Pfizer Inc. (a) (b)	12	457
Sanofi SA	7	694
		3,477
Communication Services 6.3%
Activision Blizzard, Inc. (a)	2	193
Alphabet Inc. - Class C (a) (c)	—	628
Deutsche Telekom AG	21	343
Electronic Arts Inc. (a) (c)	2	238
Hellenic Telecommunications Organization SA	14	205
KDDI Corp. (d)	17	423
KT Corp - ADR (a)	45	437
		2,467
Consumer Staples 5.1%
GS Retail Co., Ltd.	12	334
JBS S/A	73	267
Nomad Foods Limited (c)	8	212
Tesco PLC	240	658
Tyson Foods Inc. - Class A (a)	4	261
WH Group Limited	316	259
		1,991
Utilities 2.4%
Enel SpA	23	195
Siemens Energy AG (c)	2	42
Vistra Energy Corp. (a)	38	724
		961
Energy 2.4%
Diamondback Energy, Inc.	8	229
Marathon Petroleum Corporation (a)	6	163
Parsley Energy Inc. - Class A (a)	31	292
Petroleo Brasileiro S/A Petrobras. - ADR	21	152
Viper Energy Partners LP	13	101
		937
Total Common Stocks (cost $34,000)		37,489
SHORT TERM INVESTMENTS 4.5%
Investment Companies 4.0%
JNL Government Money Market Fund - Institutional Class, 0.02% (f) (g)	1,562	1,562

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (f) (g)	181	181
Total Short Term Investments (cost $1,743)		1,743
Total Investments 99.9% (cost $35,743)		39,232
Total Securities Sold Short (33.5)% (proceeds $11,701)		(13,159)
Other Derivative Instruments (1.0)%		(399)
Other Assets and Liabilities, Net 34.6%		13,609
Total Net Assets 100.0%		39,283

(a) All or a portion of the security is pledged or segregated as collateral.

(b) All or a portion of the security is subject to a written call option.

(c) Non-income producing security.

(d) All or a portion of the security was on loan as of September 30, 2020.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (33.5%)
COMMON STOCKS (33.5%)
Industrials (8.7%)
Dun & Bradstreet Holdings, Inc.	(6)	(163)
Fraport AG Frankfurt Airport Services Worldwide	(3)	(137)
John Bean Technologies Corp.	(3)	(258)
Kawasaki Heavy Industries Ltd.	(11)	(145)
Lennox International Inc.	(1)	(276)
Middleby Corp.	(3)	(235)
MTR Corp.	(24)	(120)
MTU Aero Engines AG	(1)	(238)
Nidec Corp.	(1)	(93)
NTN Corporation	(94)	(176)
Odakyu Electric Railway Co. Ltd.	(13)	(327)
Proto Labs Inc.	(1)	(86)
Rational AG	—	(264)
Renishaw P L C	(1)	(100)
Singapore Airport Terminal Services Ltd.	(74)	(155)
Sotetsu Holdings,Inc.	(11)	(307)
TransDigm Group Inc.	—	(129)
Trex Company, Inc.	(3)	(193)
		(3,402)
Information Technology (6.3%)
Alteryx, Inc. - Class A	(1)	(95)
AppFolio, Inc. - Class A	(1)	(114)
Appian Corporation - Class A	(2)	(137)
Blackline, Inc.	(2)	(223)
Brooks Automation Inc.	(3)	(138)
Cognex Corp.	(3)	(163)
Cree, Inc.	(5)	(320)
GSX Techedu Inc. - Class A-ADR	(2)	(148)
Hirose Electric Co. Ltd.	(1)	(90)
MongoDB, Inc. - Class A	(1)	(141)
Novantas Inc.	(2)	(190)
Q2 Holdings, Inc.	(1)	(115)
Seiko Epson Corp.	(17)	(194)
Slack Technologies, Inc. - Class A	(3)	(94)
Technology One Limited	(16)	(93)
The Trade Desk, Inc. - Class A	—	(127)
Wisetech Global Limited	(5)	(97)
		(2,479)
Consumer Staples (3.7%)
Beiersdorf AG	(2)	(210)
Beyond Meat, Inc.	(1)	(177)
Cal-Maine Foods Inc.	(3)	(132)
Casey's General Stores Inc.	(1)	(175)
Hormel Foods Corp.	(8)	(371)
Kao Corp.	(1)	(105)
McCormick & Co. Inc.	(1)	(159)
Remy Cointreau SA	(1)	(139)
		(1,468)
Consumer Discretionary (3.7%)
Carmax Inc.	(1)	(86)
Carvana Co. - Class A	(1)	(205)
Choice Hotels International Inc.	(2)	(168)
Dentsu Inc.	(4)	(112)
Floor & Decor Holdings Inc.	(2)	(148)
LGI Homes, Inc.	(1)	(154)
Pinduoduo Inc. - ADR	(2)	(155)
Sanrio Co., Ltd.	(11)	(190)
Tesla Inc.	(1)	(228)
		(1,446)
Financials (3.6%)
Afterpay Limited	(2)	(114)
Cincinnati Financial Corporation	(3)	(212)
Commonwealth Bank of Australia	(2)	(103)
Credit Acceptance Corp.	—	(115)
Cullen/Frost Bankers Inc.	(2)	(121)
CVB Financial Corp.	(10)	(158)
Deutsche Bank Aktiengesellschaft	(22)	(187)
RLI Corp.	(2)	(174)
Trustmark Corp.	(4)	(96)
Westamerica Bancorp	(3)	(139)
		(1,419)
Materials (2.8%)
Amcor Plc	(9)	(100)
Cleveland-Cliffs Inc.	(20)	(127)
Compass Minerals International, Inc.	(3)	(152)
Ecolab Inc.	(1)	(177)
International Flavors & Fragrances Inc.	(3)	(376)
Mitsubishi Chemical Holdings Corporation	(32)	(187)
		(1,119)
Health Care (2.4%)
Acadia Healthcare Company, Inc.	(4)	(112)
Glaukos Corp.	(2)	(106)
MANI, Inc.	(7)	(199)
Moderna, Inc.	(1)	(98)
PeptiDream Inc.	(3)	(140)
Straumann Holding AG	—	(224)
Tabula Rasa HealthCare Inc.	(2)	(75)
		(954)
Communication Services (1.4%)
Netflix, Inc.	—	(208)
Twitter, Inc.	(3)	(141)
Zillow Group, Inc. - Class A	(2)	(201)
		(550)
Energy (0.6%)
Delek US Holdings, Inc.	(11)	(125)
Murphy Oil Corporation	(11)	(96)
		(221)
Real Estate (0.3%)
Sun Communities Inc.	(1)	(101)
Total Common Stocks (proceeds $11,701)		(13,159)
Total Securities Sold Short (33.5%) (proceeds $11,701)		(13,159)

JNL/Boston Partners Global Long Short Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Applied Materials, Inc.	Call	65.00	01/15/21	26	(9)
Bank of America Corporation	Call	25.00	01/15/21	115	(19)
Corteva, Inc.	Call	26.00	01/15/21	69	(29)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Boston Partners Global Long Short Equity Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Eaton Corporation Public Limited Company	Call	100.00	01/15/21	39	(32)
FedEx Corporation	Call	230.00	01/15/21	9	(32)
JPMorgan Chase & Co.	Call	100.00	01/15/21	48	(26)
KeyCorp	Call	11.00	03/19/21	330	(64)
Lennar Corporation	Call	70.00	01/15/21	25	(38)
Lowe`s Companies, Inc.	Call	155.00	01/15/21	18	(33)
Microsoft Corporation	Call	200.00	01/15/21	33	(71)
Oracle Corporation	Call	55.00	01/15/21	31	(21)
Pfizer Inc.	Call	37.00	01/15/21	104	(21)
The Allstate Corporation	Call	105.00	01/15/21	35	(7)
Virtu Financial, Inc.	Call	25.00	03/19/21	121	(23)
VMware, Inc.	Call	150.00	01/15/21	10	(10)
					(435)

JNL/Boston Partners Global Long Short Equity Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BBH	10/05/20	HKD	64	8	—
HKD/USD	BBH	10/06/20	HKD	107	14	—
					22	—

JNL/Boston Partners Global Long Short Equity Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Antofagasta PLC (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(10,008)	GBP	(110)	9
Canon Inc. (E)	GSC	Tokyo Overnight Average Rate -0.45% (M)	TBD	(9,600)	JPY	(17,058)	3
Celltrion Inc. (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(371)		(93)	11
Croda International Public Limited Company (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(1,402)	GBP	(87)	(2)
First Financial Bankshares, Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(6,215)		(181)	7
Formosa Petrochemical Corporation (E)	MBL	Federal Funds Effective Rate +0.15% (M)	TBD	(72,000)		(203)	4
Japan Tobacco Inc. (E)	GSC	Tokyo Overnight Average Rate -0.45% (M)	TBD	(9,600)	JPY	(19,016)	6
Pearson Plc (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(24,901)	GBP	(128)	(12)
TC Energy Corporation (E)	GSC	Canada 1M Bankers' Acceptances Rate -0.25% (M)	TBD	(4,135)	CAD	(248)	10
							36

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 93.7%
Germany 14.9%
BASF SE	670	40,727
Bayer AG	210	12,936
Deutsche Post AG	475	21,572
Infineon Technologies AG	1,112	31,272
RWE AG	185	6,907
SAP SE	133	20,678
Siemens AG	190	24,025
Siemens Energy AG (a)	95	2,564
		160,681
United Kingdom 13.5%
Aviva PLC	4,450	16,372
Barclays PLC	18,871	23,788
BP P.L.C.	4,913	14,284
British American Tobacco P.L.C.	807	28,981
Coca-Cola European Partners PLC	177	6,853
Compass Group PLC	968	14,555
International Consolidated Airlines Group, S.A. (b)	6,541	7,968
Johnson Matthey PLC	161	4,884
Linde Public Limited Company	46	10,841
Micro Focus International PLC	449	1,423
Relx PLC	72	1,597
Rolls-Royce Holdings plc (a) (b)	8,565	14,259
		145,805
France 12.6%
AXA SA	1,041	19,186
BNP Paribas SA	674	24,438
Carrefour SA	896	14,339
Danone	285	18,366
Renault SA (a)	58	1,494
Sanofi SA	204	20,426
Total SA (b)	400	13,628
Valeo	265	8,149
VINCI	194	16,205
		136,231
Switzerland 11.2%
ABB Ltd.	1,201	30,503
Compagnie Financiere Richemont SA	348	23,219
Novartis AG	381	33,040
Roche Holding AG	63	21,554
Zurich Insurance Group AG	38	13,219
		121,535
Japan 10.3%
Fanuc Ltd.	173	33,356
Murata Manufacturing Co. Ltd.	368	23,739
Sompo Holdings, Inc.	237	8,172
Sumitomo Mitsui Financial Group Inc. (b)	565	15,685
Takeda Pharmaceutical Co. Ltd.	866	30,910
		111,862
Netherlands 7.4%
Airbus SE (a)	280	20,335
Akzo Nobel N.V.	248	25,127
ING Groep N.V. (a)	4,799	34,077
		79,539
Spain 6.2%
AENA, S.M.E., S.A. (a)	91	12,747
Amadeus IT Group SA	304	16,943
Banco Bilbao Vizcaya Argentaria SA	6,889	19,147
CaixaBank, S.A.	8,328	17,676
		66,513
Italy 5.2%
Enel SpA	2,020	17,524
UniCredit S.p.A. (a)	4,755	39,228
		56,752
South Korea 4.7%
Samsung Electronics Co. Ltd.	732	36,409
SK Hynix Inc.	198	14,219
		50,628
China 2.3%
Baidu, Inc. - Class A - ADR (a)	154	19,483
Beijing Capital International Airport Co. Ltd. - Class H	9,724	5,862
		25,345
Ireland 2.1%
Ryanair Holdings Plc - ADR (a)	265	21,696
Ryanair Holdings Public Limited Company (a)	102	1,351
		23,047
Sweden 1.2%
Aktiebolaget Volvo - Class B (a)	651	12,556
Macau 0.8%
Sands China Ltd.	2,101	8,180
Luxembourg 0.7%
ArcelorMittal (a)	535	7,152
Mexico 0.6%
Grupo Financiero Banorte SAB de CV - Class O (a)	1,953	6,768
Total Common Stocks (cost $1,126,552)		1,012,594
PREFERRED STOCKS 4.8%
Germany 4.8%
Volkswagen AG (c)	322	51,816
Total Preferred Stocks (cost $51,981)		51,816
SHORT TERM INVESTMENTS 3.7%
Securities Lending Collateral 3.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (d) (e)	34,170	34,170
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	6,000	6,000
Total Short Term Investments (cost $40,170)		40,170
Total Investments 102.2% (cost $1,218,703)		1,104,580
Other Assets and Liabilities, Net (2.2)%		(23,915)
Total Net Assets 100.0%		1,080,665

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/Causeway International Value Select Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	UBS	10/05/20	HKD	253	33	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 99.1%
Information Technology 35.1%
Adobe Inc. (a)	98	47,858
Akamai Technologies, Inc. (a)	243	26,849
Apple Inc.	591	68,479
Fidelity National Information Services, Inc.	155	22,903
IHS Markit Ltd.	314	24,630
Microsoft Corporation	341	71,670
Nutanix, Inc. - Class A (a)	340	7,540
NVIDIA Corporation	74	40,047
NXP Semiconductors N.V.	99	12,332
Palo Alto Networks, Inc. (a)	82	19,994
Qualcomm Incorporated	281	33,021
Salesforce.Com, Inc. (a)	175	44,092
Splunk Inc. (a)	131	24,703
Texas Instruments Incorporated	121	17,255
VMware, Inc. - Class A (a)	134	19,307
		480,680
Consumer Discretionary 17.7%
Advance Auto Parts, Inc.	129	19,756
Alibaba Group Holding Limited - ADS (a)	103	30,281
Amazon.com, Inc. (a)	40	127,763
Aptiv PLC	174	15,993
The Home Depot, Inc.	98	27,361
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	94	20,980
		242,134
Health Care 14.9%
Alcon AG (a)	274	15,590
Alexion Pharmaceuticals, Inc. (a)	161	18,389
Amgen Inc.	139	35,242
BioMarin Pharmaceutical Inc. (a)	155	11,789
Thermo Fisher Scientific Inc.	91	40,415
UnitedHealth Group Incorporated	143	44,683
Zoetis Inc. - Class A	227	37,573
		203,681
Communication Services 11.8%
Booking Holdings Inc. (a)	9	15,726
Comcast Corporation - Class A	560	25,900
Facebook, Inc. - Class A (a)	310	81,143
Uber Technologies, Inc. (a)	513	18,723
Walt Disney Co.	164	20,355
		161,847
Industrials 6.8%
C.H. Robinson Worldwide, Inc.	137	13,977
Raytheon BBN Technologies Corp.	296	17,023
United Parcel Service Inc. - Class B	235	39,095
W. W. Grainger, Inc.	62	22,243
		92,338
Financials 5.5%
American Express Company	179	17,966
Visa Inc. - Class A	288	57,519
		75,485
Consumer Staples 4.0%
Anheuser-Busch InBev - ADR (b)	210	11,310
Costco Wholesale Corporation	65	22,998
Monster Beverage 1990 Corporation (a)	253	20,299
		54,607
Real Estate 1.9%
Equinix, Inc.	34	25,802
Materials 1.4%
Ecolab Inc.	96	19,283
Total Common Stocks (cost $950,446)		1,355,857
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	11,490	11,490
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	3,419	3,419
Total Short Term Investments (cost $14,909)		14,909
Total Investments 100.2% (cost $965,355)		1,370,766
Other Assets and Liabilities, Net (0.2)%		(2,685)
Total Net Assets 100.0%		1,368,081

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund
COMMON STOCKS 98.4%
Japan 24.6%
Adastria Co. Ltd.	1	16
Adeka Corporation	2	22
Advantest Corporation	1	44
AEON Co. Ltd.	2	48
Aeon Delight Co.,Ltd.	1	22
AEON Financial Service Co. Ltd.	1	13
AEON Mall Co. Ltd.	1	20
Aichi Steel Corporation	1	12
Aida Engineering,Ltd.	2	16
AIFUL Corporation (a)	5	14
Ain Holdings Inc	—	28
Air Water Inc.	2	23
Aisin Seiki Co. Ltd.	2	51
Ajinomoto Co. Inc.	1	25
Alfresa Holdings Corp.	1	20
All Nippon Airways Co. Ltd. (a)	1	16
ALPS Alpine Co. Ltd.	4	51
Amada Co. Ltd.	5	44
AMANO Corporation	1	19
Anritsu Corporation (b)	1	30
AOKI Holdings Inc.	3	13
Aoyama Trading Co., Ltd. (b)	2	9
Aozora Bank, Ltd. (b)	1	18
Arata Corporation	1	35
ArcLand Sakamoto Co., Ltd.	—	8
ARCS Company, Ltd	1	20
Arisawa Manufacturing Co., Ltd.	2	15
Asahi Breweries Ltd.	2	66
Asahi Glass Co. Ltd.	3	73
Asahi Holdings, Inc.	1	36
Asahi Intecc Co., Ltd.	1	25
Asahi Kasei Corp.	15	132
Asics Corp.	2	29
ASKUL Corporation	—	12
Astellas Pharma Inc.	4	63
Autobacs Seven Co., Ltd. (b)	1	9
Avex Inc.	1	11
Bandai Namco Holdings Inc.	1	37
Bando Chemical Industries, Ltd.	1	7
Bank of Kyoto Ltd.	1	29
Bank of The Ryukyus, Limited	1	10
BayCurrent Consulting , Inc.	1	84
Belc CO., LTD.	—	22
Bellsystem24 Holdings, Inc.	2	27
Benefit One Inc.	1	25
Benesse Holdings Inc.	1	23
Bic Camera Inc.	2	24
BML Inc.	1	18
BrainPad Inc. (a)	—	16
Bridgestone Corp.	3	79
Broadleaf Co.,Ltd.	4	19
Brother Industries Ltd.	2	29
Bunka Shutter Co. Ltd.	2	13
C. Uyemura & Co., Ltd.	—	26
Calbee,Inc.	1	26
Canon Electronics Inc.	1	20
Canon Inc. (b)	2	30
Canon Marketing Japan Inc.	1	10
Casio Computer Co. Ltd. (b)	2	39
Cawachi Limited	1	19
Central Glass Co., Ltd.	1	23
Central Japan Railway Co.	—	29
China Bank Ltd.	4	24
Chiyoda Co., Ltd.	1	9
ChubuShiryo Co., Ltd.	1	17
Chudenko Corporation	1	22
Chugai Pharmaceutical Co. Ltd.	1	40
Chugoku Electric Power Co. Inc. (b)	1	18
Chugoku Marine Paints, Ltd.	1	13
Citizen Watch Co., Ltd.	5	13
CMK Corporation	2	8
Coca-Cola Bottlers Japan Holdings Inc. (b)	1	18
Colowide Co., Ltd. (b)	1	20
COMSYS Holdings Corporation (b)	1	22
Concordia Financial Group, Ltd. (b)	6	21
Create SD Holdings.Co., Ltd	1	32
Credit Saison Co. Ltd.	2	20
CyberAgent Inc.	1	37
Dai Nippon Printing Co. Ltd. (b)	1	22
Daibiru Corp.	1	10
Daicel Corp. (b)	3	22
Daido Steel Co., Ltd.	1	19
Daifuke Co. Ltd.	—	40
Daiichi Jitsugyo Co., Ltd.	1	25
Dai-ichi Life Holdings, Inc.	2	31
Daiichikosho Co., Ltd.	1	16
Daikin Industries Ltd.	1	92
DaikyoNishikawa Corporation (b)	1	7
Dainippon Sumitomo Pharma Co. Ltd.	1	16
Daio Paper Corporation	1	17
Daishi Hokuetsu Financial Group, Inc.	1	10
Daito Pharmaceutical Co.,Ltd.	1	24
Daito Trust Construction Co. Ltd.	—	35
Daiwa House Industry Co. Ltd.	3	82
Daiwa Securities Group Inc. (b)	7	30
Daiwabo Holdings Co., Ltd.	1	32
Dena Co., Ltd.	1	22
Denka Company Limited	2	49
Denso Corp.	1	48
Dentsu Inc.	2	47
Dexerials Corporation	2	19
DIC Corp.	2	40
DIP Corporation	1	29
DMG Mori Co., Ltd.	2	33
Doshisha Co., Ltd.	1	14
DOUTOR·NICHIRES Holdings Co., Ltd.	1	18
Dowa Holdings Co. Ltd.	1	21
DTS Corporation	1	13
Earth Corporation	—	22
East Japan Railway Co.	—	25
EBARA Corporation	1	19
Eisai Co. Ltd.	1	73
EIZO Corporation	1	23
Elecom Co.,Ltd.	1	34
Electric Power Development Co., Ltd.	1	15
En-Japan Inc.	1	15
EPS Holdings Inc	1	14
Exedy Corp.	1	14
Ezaki Glico Co.,Ltd.	1	22
F.C.C. Co. Ltd.	1	20
Familymart Co., Ltd.	3	59
FANCL Corporation	1	33
Fanuc Ltd.	—	39
Fast Retailing Co. Ltd.	—	63
Ferrotec Holdings Corporation (b)	3	25
Financial Products Group Co.,Ltd. (b)	2	8
FP Corporation	1	34
Fuji Co., Ltd.	1	13
Fuji Corporation	2	30
Fuji Electric Holdings Co. Ltd.	1	28
Fuji Kyuko Co.,Ltd.	—	15
Fuji Media Holdings, Inc.	2	15
Fuji Oil Holdings Inc.	1	25
Fuji Seal International, Inc.	1	19
FUJIFILM Holdings Corp.	1	25
Fujikura Ltd.	4	10
Fujimori Kogyo Co., Ltd.	1	21
Fujisoft Incorporated	1	31
Fujitsu General Limited	1	26
Fujitsu Ltd.	—	55
Fukuoka Financial Group, Inc.	2	27
Fukuyama Transporting Co., Ltd.	1	34
Furukawa Co., Ltd.	2	17
Furukawa Electric Co., Ltd.	1	24
Futaba Corporation	2	15
Fuyo General Lease Co., Ltd.	—	25

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Geo Holdings Corp.	1	22
GMO Financial Holdings, Inc.	3	15
GMO Internet, Inc.	1	34
Goldwin Inc.	—	32
GREE, Inc.	5	24
GS Yuasa Corp.	1	16
GungHo Online Entertainment, Inc.	1	24
Gunze Limited	1	19
H.I.S.Co.,Ltd. (b)	1	16
H2O Retailing Corporation (b)	2	13
Hakuhodo DY Holdings Incorporated	3	41
Hamakyorex Co.,Ltd.	1	15
Hamamatsu Photonics KK	1	30
Hankyu Hanshin Holdings Inc.	1	22
HANWA Co., Ltd.	1	18
Haseko Corp.	4	50
Hazama Ando Corporation	3	19
Heiwa Corporation	1	18
Heiwa Real Estate Co., Ltd.	1	22
Heiwado Co., Ltd.	1	28
Hikari Tsushin Inc.	—	24
HI-LEX Corporation	1	8
Hino Motors Ltd.	3	19
Hitachi Capital Corporation	2	38
Hitachi Construction Machinery Co. Ltd. (b)	1	40
Hitachi Ltd.	2	58
Hitachi Maxell, Ltd.	1	13
Hitachi Metals Ltd.	2	29
Hitachi Transport System, Ltd. (b)	1	22
Hitachi Zosen Corporation	5	22
Hokkaido Electric Power Co., Inc.	2	9
Hokuhoku Financial Group, Inc.	1	13
Hokuriku Electric Power Company	2	14
Hokuto Corporation	1	23
Honda Motor Co. Ltd.	4	97
Hoshizaki Corporation	—	24
Hosiden Corporation. (b)	2	18
House Foods Group Inc.	1	21
Hoya Corp.	1	90
Hulic Co. Ltd.	4	41
IBIDEN Co., Ltd.	1	34
Ichigo Inc.	5	13
Idec Corp.	1	25
Idemitsu Kosan Co., Ltd. (b)	1	28
IHI Corp.	3	42
Iida Group Holdings Co., Ltd.	1	28
Inabata & Co., Ltd.	1	18
Infocom Corporation	1	39
Infomart Corporation	4	35
Inpex Corporation	13	71
Internet Initiative Japan Inc	1	54
IRISO Electronics Co., Ltd.	—	16
Isetan Mitsukoshi Holdings Ltd. (b)	3	16
Ishihara Sangyo Kaisha, Ltd.	2	13
Isuzu Motors Ltd.	4	38
ITO EN, LTD. (b)	1	36
ITOCHU Corp. (b)	5	135
ITOCHU ENEX Co., Ltd.	2	14
Itoham Yonekyu Holdings Inc.	3	24
Iwatani Corporation	—	15
IZUMI Co., Ltd.	1	22
J Trust Co., Ltd.	5	10
J.Front Retailing Co., Ltd.	2	16
JACCS Co., Ltd.	1	15
JAFCO Co., Ltd.	1	25
Japan Airlines Co., Ltd	2	30
Japan Airport Terminal Co. Ltd. (b)	—	18
Japan Aviation Electronics Industry Ltd.	2	22
Japan Elevator Service Holdings Co.,Ltd.	1	31
Japan Exchange Group Inc.	2	42
Japan Lifeline Co., Ltd.	1	19
Japan Material Co.,Ltd.	2	22
Japan Petroleum Exploration Co., Ltd.	1	14
Japan Post Holdings Co., Ltd.	3	22
Japan Post Insurance Co., Ltd.	2	27
Japan Pulp and Paper Co., Ltd.	—	14
Japan Securities Finance Co., LTD	3	14
Japan Tobacco Inc.	6	104
JCU Corporation	1	39
JEOL Ltd.	1	34
JFE Holdings Inc.	2	14
JGC Holding Corporation	2	22
Jins Holdings Inc.	—	31
Joshin Denki Co.,Ltd.	1	15
JS Group Corp.	2	32
JSR Corp.	1	24
JTEKT Corp.	2	17
JustSystems Corporation	1	50
JVCKenwood Corporation	8	11
JXTG Holdings, Inc.	17	62
Kaga Electronics Co.,Ltd.	1	26
Kagome Co., Ltd.	1	35
Kajima Corp.	4	52
Kakaku.com Inc.	1	32
Kaken Pharmaceutical Co., Ltd.	—	18
Kaleidoscape, Y.K.	1	33
Kamakura Shinsho, Ltd. (b)	2	14
Kameda Seika Co., Ltd.	1	26
Kamigumi Co. Ltd.	2	37
Kanamoto Co. Ltd.	1	20
Kandenko Co., Ltd.	3	22
Kaneka Corp.	1	17
Kanematsu Corporation	1	11
Kansai Electric Power Co. Inc.	2	19
Kansai Paint Co. Ltd.	1	27
Kanto Denka Kogyo Co.,Ltd.	2	16
Kao Corp.	1	60
KATITAS Co., Ltd.	1	17
Kawada Technologies,Inc.	—	9
Kawasaki Heavy Industries Ltd. (b)	3	34
Kawasaki Kisen Kaisha, Ltd. (a)	1	13
KDDI Corp.	8	214
Keihan Holdings Co. Ltd.	1	21
Keihin Corporation	2	39
Keikyu Corp. (b)	1	18
Keio Corp.	—	12
Keisei Electric Railway Co. Ltd.	1	17
Kenedix, Inc.	3	16
Kewpie Corporation	1	21
Keyence Corp.	—	93
KFC Holdings Japan, Ltd.	1	23
KH Neochem Co., Ltd.	1	23
Kikkoman Corp.	1	28
Kinden Corp.	2	39
Kintetsu Corp.	1	21
Kirin Holdings Co. Ltd.	2	36
KITZ Corporation	3	18
Kmto Energy K.K.	1	14
Kobe Steel Ltd. (a)	4	13
Kohnan Shoji Co.,Ltd.	1	31
Koito Manufacturing Co. Ltd.	1	61
KOKUYO Co.,Ltd.	2	23
Komatsu Ltd.	5	106
KOMEDA Holdings Co.,Ltd.	1	22
Komeri Co.,Ltd.	1	35
Komori Corporation	2	14
Konami Corp. (b)	1	22
Konica Minolta Holdings Inc. (b)	5	14
Konishi Co., Ltd.	1	9
Kose Corp.	—	24
Kotobuki Spirits Co., Ltd.	1	26
Krosaki Harima Corporation	—	11
K's Holdings Corporation	2	20
Kubota Corp.	1	25
Kumagai Gumi Co., Ltd.	1	18
Kuraray Co. Ltd.	5	48
Kurita Water Industries Ltd.	1	33
Kusurino Aoki Holdings Co., Ltd.	—	33
KYB Corporation (a)	1	17
Kyocera Corp.	1	51

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Kyokuto Kaihatsu Kogyo Co.,Ltd.	1	13
Kyoritsu Maintenance Co., Ltd.	1	19
Kyowa Exeo Corp.	1	23
Kyudenko Corp.	1	23
Kyushu Electric Power Co. Inc.	1	12
Kyushu Financial Group, Inc. (b)	6	26
LAC Co., Ltd	1	16
Lawson Inc.	1	24
Lintec Corporation	1	26
Lion Corp.	1	16
M&A Capital Partners Co.,Ltd. (a)	1	38
M3, Inc.	1	74
Mabuchi Motor Co. Ltd.	1	23
Macnica Fuji Electronics Holdings, Inc.	2	31
Macromill, Inc.	1	10
Maeda Kosen Co.,Ltd.	1	31
Maeda Road Construction Co. Ltd.	1	13
Makino Milling Machine Co., Ltd.	1	21
Makita Corp.	1	38
Marubeni Corp. (b)	7	41
Marudai Food Co., Ltd.	1	13
Maruha Nichiro Holdings, Inc.	1	18
Marui Group Co. Ltd. (b)	1	21
Maruichi Steel Tube Ltd.	1	27
Marusan Securities Co., Ltd. (b)	3	14
Maruwa Unyu Kikan Co.,Ltd.	1	40
Matsumotokiyoshi Holdings Co., Ltd.	1	26
Mazda Motor Corp.	8	46
McDonald's Holdings Co. Japan Ltd.	1	24
Mebuki Financial Group, Inc.	9	20
Meidensha Corporation	1	11
Meiji Holdings Co., Ltd.	—	23
Milbon Co.,Ltd.	1	27
Minebea Mitsumi Inc. (b)	2	38
Miraca Holdings Inc.	1	24
Mirait Holdings Corp.	1	14
Miroku Jyoho Service Co., Ltd.	1	10
MISUMI Group Inc.	1	25
Mitsubishi Chemical Holdings Corporation	15	88
Mitsubishi Corp.	3	72
Mitsubishi Electric Corp.	3	43
Mitsubishi Estate Co. Ltd.	3	38
Mitsubishi Gas Chemical Co. Inc.	2	32
Mitsubishi Heavy Industries Ltd.	4	82
Mitsubishi Logistics Corporation.	1	23
Mitsubishi Materials Corp.	1	26
Mitsubishi Motors Corp. (b)	7	16
Mitsubishi UFJ Financial Group Inc.	26	103
Mitsubishi UFJ Lease & Finance Co. Ltd.	7	32
Mitsuboshi Belting Ltd.	1	11
Mitsui & Co. Ltd.	5	86
Mitsui Chemicals Inc.	3	60
Mitsui E&S Holdings Co., Ltd. (a)	3	10
Mitsui Fudosan Co. Ltd.	3	43
Mitsui High Tec Incorporation	1	20
Mitsui Mining & Smelting Co Ltd	1	22
Mitsui OSK Lines Ltd.	1	18
Mitsui-Soko Co., Ltd.	1	14
mixi, Inc.	1	30
Mizuho Financial Group Inc. (b)	6	72
Mizuho Leasing Company, Limited	1	23
MIZUNO Corporation	1	9
MonotaRO Co., Ltd.	1	30
Morinaga & Co.,Ltd.	1	20
Morinaga Milk Industry Co., Ltd.	1	26
Morita Holdings Corp.	1	14
MS&AD Insurance Group Holdings, Inc. (b)	2	46
Murata Manufacturing Co. Ltd.	2	110
Musashi Seimitsu Industry Co., Ltd.	2	19
Nabtesco Corp.	1	25
Nachi-Fujikoshi Corp.	—	11
Nagase & Co., Ltd.	2	21
Nagoya Railroad Co. Ltd.	1	22
Nankai Electric Railway Co., Ltd.	1	20
NEC Corp.	2	88
NEC Electronics Corp. (a)	10	74
NET One Systems Co. Ltd.	1	36
Neturen Co., Ltd.	1	7
NEXON Co.,Ltd.	2	37
NEXTAGE Co., Ltd.	2	22
NGK Insulators Ltd.	1	14
NGK Spark Plug Co. Ltd.	3	51
NHK SPRING Co.,Ltd.	3	20
Nichias Corp.	1	17
Nichicon Corporation	3	22
NICHIDEN Corporation	1	18
Nichiha Corporation	1	24
Nichirei Corporation	1	26
Nidec Corp.	1	56
Nifco Inc.	1	24
Nihon Kohden Corporation	1	26
Nihon M & A Center Inc.	1	51
Nihon Parkerizing Co. Ltd.	1	14
Nihon Unisys,Ltd.	—	13
Nikkiso Co., Ltd.	2	16
Nikon Corp.	4	27
Nintendo Co. Ltd.	—	170
Nippo Corp.	1	17
Nippon Densetsu Kogyo Co.,Ltd.	1	19
Nippon Electric Glass Co. Ltd.	1	21
Nippon Express Co. Ltd.	1	64
Nippon Flour Mills Co., Ltd.	1	23
Nippon Gas Co., Ltd.	1	41
Nippon Kayaku Co., Ltd. (b)	1	11
Nippon Meat Packers Inc.	1	22
Nippon Paper Industries Co., Ltd. (b)	1	15
Nippon Parking Development Co., Ltd.	11	13
Nippon Seiki Co., Ltd.	1	8
Nippon Sheet Glass Company,Limited (a)	3	12
Nippon Shokubai Co., Ltd.	—	16
Nippon Signal Co.,Ltd.	2	16
Nippon Steel Corporation	5	51
Nippon Suisan Kaisha, Ltd.	4	16
Nippon Telegraph & Telephone Corp.	2	37
Nippon Yusen KK	2	31
Nipro Corp. (b)	2	23
NISHIMATSUYA CHAIN Co., Ltd.	2	22
Nishi-Nippon Financial Holdings, Inc.	3	22
Nishi-Nippon Railroad Co., Ltd.	1	14
Nishio Rent All Co.,Ltd.	1	17
Nissan Chemical Industries Ltd.	1	27
Nissan Motor Co., Ltd.	13	45
Nissha Co., Ltd.	1	12
Nisshinbo Holdings Inc.	1	9
Nissin Electric Co., Ltd.	2	22
Nitori Co. Ltd.	—	42
Nitto Denko Corp.	1	72
Noevir Holdings Co.,Ltd.	—	14
NOF Corporation	1	24
Nojima Corporation	1	32
NOK Corporation	2	22
Nomura Co., Ltd.	2	13
Nomura Holdings Inc.	7	30
Nomura Real Estate Holdings, Inc.	1	13
Noritsu Koki Co., Ltd.	1	17
North Pacific Bank, Ltd.	5	12
NS Solutions Corporation (b)	1	22
NSD Co., Ltd.	2	31
NSK Ltd.	4	29
NTN Corporation	8	14
NTT Data Corp.	2	24
NTT DoCoMo Inc.	6	232
Obayashi Corp.	8	71
Obic Co. Ltd.	—	35
OCO, K.K.	—	15
Odakyu Electric Railway Co. Ltd.	1	23
Ohsho Food Service Corp.	—	23
Oiles Corporation	1	12
OJI Holdings Corp.	9	42
Okamoto Industries, Inc.	—	16

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Okamura Corporation	2	15
Okasan Securities Group Inc.	6	21
Oki Electric Industry Company Limited	4	46
Okumura Corp.	1	13
Olympus Corp.	3	52
Omron Corp.	1	39
Open House Co.,Ltd.	1	18
OPTORUN Co.,Ltd.	1	10
Orient Corporation	17	19
Oriental Land Co. Ltd.	—	28
ORIX Corp.	9	113
Osaka Gas Co. Ltd.	1	25
Osaka Soda Co., Ltd.	1	22
OSG Corporation	1	21
OSJB Holdings Corporation	8	18
Otsuka Holdings Co., Ltd.	1	30
Outsourcing Inc.	2	19
Pacific Industrial Co., Ltd.	2	15
Paltac Corporation	1	25
Pan Pacific International Holdings Corporation	1	28
Panasonic Corp.	12	99
Paramount Bed Holdings Co., Ltd.	1	25
Park24 Co. Ltd.	1	16
Penta-Ocean Construction Co., Ltd.	3	22
PeptiDream Inc. (a)	1	23
Persol Holdings Co., Ltd.	2	26
Pigeon Corp.	1	27
PILOT Corporation	—	9
Piolax, Inc.	1	12
Press Kogyo Co., Ltd.	5	14
Prestige International Inc.	3	25
Qol Holdings Co., Ltd.	1	11
Rakus Co.,Ltd. (b)	4	65
Rakuten Inc.	3	28
Recruit Holdings Co., Ltd.	3	104
Relo Group, Inc.	1	24
Rengo Co., Ltd.	3	22
Resona Holdings Inc.	9	32
Resorttrust, Inc.	1	21
Retail Partners Co., Ltd.	1	13
Ricoh Co. Ltd. (b)	3	21
Riken, K.K.	—	8
Rinnai Corp.	—	29
Riso Kyoiku Co., Ltd. (b)	5	15
Rohm Co. Ltd.	—	23
Rohto Pharmaceutical Co. Ltd.	1	26
Round One Corporation (b)	2	19
Royal Holdings Co., Ltd.	1	14
Ryohin Keikaku Co. Ltd.	3	43
Ryosan Company,Limited	1	14
Saibu Gas Co.,Ltd.	1	15
Sakai Moving Service Co., Ltd.	—	20
Sakata INX Corporation	1	11
SALA Corporation	2	11
Samty Co., Ltd.	2	23
San-Ai Oil Co.,Ltd.	1	13
Sanken Electric Co.,Ltd.	1	26
Sanki Engineering Co., Ltd.	2	18
Sankyo Co. Ltd.	1	16
Sankyo Tateyama, Inc.	1	11
Sankyu Inc.	1	43
Santen Pharmaceutical Co. Ltd.	1	29
Sanwa Holdings Corporation	2	22
Sapporo Holdings Limited	1	13
Sato Holdings Corporation	1	19
Sawai Pharmaceutical Co.,Ltd.	—	20
SBI Holdings Inc.	1	23
SCREEN Holdings Co., Ltd.	1	32
Sega Sammy Holdings Inc.	2	18
Seibu Holdings Inc.	4	47
Seiko Epson Corp. (b)	3	38
Seiko Holdings Corporation	1	13
Seino Holdings Corp.	2	25
SEIREN Co., Ltd.	1	16
Sekisui Chemical Co. Ltd.	3	42
Sekisui House Ltd.	1	23
SENKO Group Holdings Co., Ltd.	3	24
Seria Co., Ltd.	1	21
Seven & I Holdings Co., Ltd.	4	108
Seven Bank, Ltd. (b)	8	19
SG Holdings Co., Ltd.	1	26
Sharp Corp.	2	26
Shibuya Corporation	—	10
Shikoku Chemicals Corporation	1	12
Shikoku Electric Power Company, Incorporated	1	11
Shima Seiki Mfg., Ltd.	1	13
Shimachu Co., Ltd. (b)	1	34
Shimamura Co. Ltd.	—	19
Shimizu Corp.	9	65
Shin-Etsu Chemical Co. Ltd.	1	130
Shin-Etsu Polymer Co.,Ltd.	2	14
Shinsei Bank Ltd. (b)	2	18
Shionogi & Co. Ltd.	1	48
Shiseido Co. Ltd.	1	40
Shizuoka Bank Ltd.	4	26
Shizuoka Gas Co., Ltd.	2	20
Shoei Co., Ltd.	1	30
Showa Corp.	2	37
Showa Denko KK	2	42
Showa Sangyo Co., Ltd.	1	27
Sinko Industries Ltd.	1	11
Sintokogio, Ltd.	2	13
SKY Perfect JSAT Holdings Inc.	4	16
SKYLARK Holdings Co., Ltd. (b)	2	31
SMC Corp.	—	55
SMS Co., Ltd.	1	20
Softbank Corp. (b)	2	20
SoftBank Group Corp.	7	435
Sohgo Security Services Co. Ltd.	1	24
Sojitz Corp. (b)	16	36
Solasto Corporation	2	29
Sompo Holdings, Inc.	1	38
Sony Corp.	4	290
Sotetsu Holdings,Inc.	1	22
S-Pool, Inc.	4	28
Square Enix Holdings Co. Ltd.	—	20
Stanley Electric Co. Ltd.	1	29
Star Micronics Co. Ltd.	1	17
Starts Corporation, Inc.	1	18
Starzen Company Limited	—	16
Subaru Corp. NPV	3	66
Sugi Holdings Co., Ltd.	1	35
SUMCO Corporation	2	27
Sumitomo Chemical Co. Ltd.	14	45
Sumitomo Corp. (b)	2	29
Sumitomo Electric Industries Ltd.	4	47
Sumitomo Forestry Co. Ltd.	2	25
Sumitomo Heavy Industries Ltd.	2	49
Sumitomo Metal Mining Co. Ltd.	1	34
Sumitomo Mitsui Construction Co., Ltd.	6	22
Sumitomo Mitsui Financial Group Inc. (b)	2	53
Sumitomo Mitsui Trust Holdings Inc.	2	42
Sumitomo Osaka Cement Co., Ltd.	—	10
Sumitomo Realty & Development Co. Ltd.	2	53
Sumitomo Rubber Industries Inc.	2	22
Suntory Beverage & Food Limited	1	41
Sushiro Global Holdings Ltd.	2	41
Suzuken Co. Ltd.	1	27
Suzuki Motor Corp.	2	85
Sysmex Corp.	—	38
Systena Corporation (b)	1	23
T&D Holdings Inc.	3	30
Tadano Ltd. (b)	2	18
Taihei Dengyo Kaisha, Ltd.	1	16
Taiheiyo Cement Corp.	2	56
Taisei Corp.	2	54
Taisho Pharmaceutical Holdings Company Ltd.	—	20
Taiyo Nippon Sanso Corp.	3	38
Taiyo Yuden Co. Ltd. (b)	1	44
Takamatsu Construction Group Co.,Ltd.	1	13

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Takara Holdings Inc.	1	13
Takara Leben Co., Ltd.	5	15
Takasago International Corporation	1	17
Takashimaya Co. Ltd.	2	19
Takeda Pharmaceutical Co. Ltd.	2	75
Takeuchi Mfg. Co., Ltd.	1	24
Tayca Corporation	1	7
TDK Corp.	1	109
TechMatrix Corporation	2	52
TechnoPro Holdings, Inc.	—	25
Teijin Ltd.	3	42
Terumo Corp.	2	84
The Akita Bank, Ltd.	1	9
The Aomori Bank, Ltd.	1	12
The Bank of Iwate, Ltd.	1	22
The Bank of Nagoya, Ltd.	1	15
The Bank of Okinawa, Ltd.	—	12
The Chugoku Bank, Limited	3	24
The Ehime Bank, Ltd.	2	17
The Gunma Bank, Ltd.	6	21
The Hachijuni Bank, Ltd.	5	21
The Hiroshima Bank Ltd. (c)	2	13
The Hokkoku Bank, Ltd.	—	12
The Hyakugo Bank, Ltd.	4	13
The Hyakujushi Bank, Ltd.	1	10
The Iyo Bank, Ltd.	4	27
The Japan Wool Textile Co.,Ltd.	2	15
The Juroku Bank, Ltd.	1	13
The Kiyo Bank, Ltd.	1	18
The Monogatari Corporation	—	30
The Musashino Bank, Ltd	—	6
The Nanto Bank, Ltd.	1	11
The Ogaki Kyoritsu Bank, Ltd.	1	18
The Oita Bank, Ltd.	1	19
The Pack Corporation	—	12
The San-in Godo Bank, Ltd.	3	18
The Sumitomo Warehouse Co., Ltd.	2	24
TheKeiyo Bank, Ltd.	2	11
THK Co. Ltd.	1	35
Toagosei Co. Ltd.	1	13
Tobu Railway Co. Ltd.	1	25
TOCALO Co., Ltd.	1	12
Toda Corp. (b)	4	27
Toei Animation Co., Ltd.	—	20
Toei Company, Ltd.	—	17
Toho Co. Ltd.	1	21
Toho Gas Co. Ltd.	1	30
Toho Holdings Co. Ltd.	1	22
Tohoku Electric Power Co. Inc.	2	22
Tokai Carbon Co., Ltd. (b)	2	21
TOKAI Holdings Corporation	3	27
Tokairika Co., Ltd.	1	21
Token Corporation	—	30
Tokio Marine Holdings Inc.	1	48
Tokuyama Corporation	1	22
Tokyo Broadcasting System Holdings,Inc.	1	22
Tokyo Century Corp. (b)	1	38
Tokyo Dome Corporation	1	10
Tokyo Electric Power Co. Holdings Inc. (a)	4	10
Tokyo Electron Ltd.	—	78
Tokyo Gas Co. Ltd.	1	23
Tokyo Seimitsu Co., Ltd.	1	29
Tokyo Tatemono Co. Ltd.	2	22
Tokyu Construction Co., Ltd.	3	14
Tokyu Corp.	1	17
Tokyu Fudosan Holdings Corporation	6	27
TOMONY Holdings,Inc.	4	12
TOMY Company, Ltd.	2	15
TOPCON Corporation	2	16
Toppan Forms Co., Ltd.	2	23
Toppan Printing Co. Ltd.	1	20
Topre Corporation	1	12
Topy Industries Ltd.	1	11
Toray Industries Inc.	16	74
Toshiba Corp.	1	20
Toshiba Machine Co. Ltd.	1	21
Toshiba TEC Corporation	1	33
Tosoh Corp.	2	39
TOTO Ltd.	1	28
Towa Pharmaceutical Co. Ltd.	1	12
Toyo Construction Co., Ltd.	6	22
Toyo Seikan Group Holdings Ltd.	1	11
Toyo Tire Corporation	3	49
Toyobo Co., Ltd.	2	21
Toyoda Gosei Co. Ltd.	1	28
Toyota Boshoku Corporation	2	23
Toyota Industries Corp.	—	25
Toyota Motor Corp. (b)	10	666
Toyota Tsusho Corp.	2	64
transcosmos inc.	1	14
Trend Micro Inc.	1	37
Tsubaki Nakashima Co., Ltd.	1	11
Tsubakimoto Chain Co.	1	16
Tsugami Corporation (b)	3	30
Tsukui Corporation	4	25
Tsumura & Co.	1	16
TV Asahi Holdings Corp.	1	19
UACJ Corporation	1	21
Ube Industries Ltd.	1	22
Uchida Yoko Co., Ltd.	—	20
Ulvac Inc.	1	22
Unicharm Corp.	1	36
Unipres Corp.	1	11
United Super Markets Holdings Inc.	1	14
Universal Entertainment Corporation (a)	—	7
Ushio Inc.	2	25
USS Co. Ltd.	1	20
UT Group Co., Ltd. (a)	1	41
Valor Holdings Co. Ltd.	1	30
Vector, Inc. (a) (b)	2	23
Vital Ksk Holdings, Inc.	1	13
VT Holdings Co., Ltd.	2	9
V-Technology Co., Ltd. (b)	1	21
Wacom Co., Ltd.	6	41
Wakita & Co., Ltd.	1	11
West Holdings Corporation	1	38
West Japan Railway Co.	—	15
Workman Co., Ltd.	—	26
Yahoo! Japan Corp.	6	37
Yakult Honsha Co. Ltd.	—	22
Yakuodo Holdings Co.,Ltd.	1	13
Yamada Denki Co. Ltd.	2	11
Yamaguchi Financial Group,Inc.	2	14
Yamaha Corp.	1	24
Yamaha Motor Co. Ltd.	4	57
Yamaichi Electronics Co., Ltd.	2	20
Yamato Holdings Co. Ltd.	1	37
Yamato Kogyo Co. Ltd.	1	20
Yamazen Corporation	1	13
YAOKO Co., Ltd. (b)	1	37
Yaskawa Electric Corp.	1	43
Yokogawa Electric Corp.	1	14
Yokohama Reito Co., Ltd. (b)	2	15
Yokohama Rubber Co. Ltd.	2	31
Yokowo Co., Ltd.	1	24
Yoshinoya Holdings Co., Ltd.	1	11
Yuasa Trading Co. Ltd.	1	25
Yumeshin Holdings Co., Ltd. (b)	2	16
Zenkoku Hosho Co., Ltd.	1	24
Zenrin Co., Ltd.	1	13
Zeon Corporation	1	15
		22,244
United Kingdom 12.1%
3i Group plc	3	40
4imprint Group PLC (a)	1	23
888 Holdings Public Limited Company	7	24
Admiral Group PLC	1	42
Aggreko PLC	3	16
AJ Bell PLC	4	25

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Alliance Pharma PLC	14	13
Anglo American PLC	5	123
Antofagasta PLC	2	25
Arrow Global Group PLC	4	6
Ascential Group Limited (a)	4	16
Ashmore Group PLC	6	27
Ashtead Group Public Limited Company	3	95
ASOS Plc (a)	1	48
Associated British Foods PLC	1	32
AstraZeneca PLC - ADR	6	321
Auto Trader Group PLC	8	56
Avast PLC	8	57
Aviva PLC	22	81
Avon Rubber p.l.c.	1	30
B&M European Value Retail S.A.	11	67
Babcock International Group PLC	8	26
BAE Systems PLC	17	108
Balfour Beatty PLC	7	21
Barclays PLC - ADR	6	32
Barratt Developments P L C	7	45
Beazley Ireland Holdings PLC	4	16
Bellway P L C	2	51
Biffa PLC	3	10
Bodycote PLC	1	10
boohoo Group PLC (a)	5	23
BP P.L.C. - ADR	19	331
BP P.L.C.	12	35
Brewin Dolphin Holdings PLC	3	10
British American Tobacco P.L.C. - ADR (b)	2	63
British American Tobacco P.L.C.	3	126
Britvic PLC	3	37
BT Group Plc	117	148
Bunzl Public Limited Company	2	56
Burberry Group PLC	4	84
Cairn Energy PLC (a)	12	23
Capita PLC (a)	6	2
Carnival PLC - ADR (b)	—	6
Central Asia Metals PLC	8	16
Centrica PLC	98	51
Chemring Group PLC	6	18
Chesnara PLC	3	12
Cineworld Group PLC (b)	10	5
Clarkson PLC	—	11
Clinigen Group PLC	2	19
Close Brothers Group PLC	2	24
CMC Markets PLC	2	10
Coats Group PLC	40	29
Coca-Cola European Partners PLC	2	71
Coca-Cola HBC AG	1	15
Compass Group PLC	9	136
Computacenter PLC	1	21
Concentric AB (a)	1	11
Contourglobal PLC	8	20
Convatec Group PLC	10	24
Costain Group PLC	3	1
Countryside Properties PLC	3	12
Cranswick PLC	—	22
Crest Nicholson Holdings PLC	7	18
Croda International Public Limited Company	1	54
CVS Group PLC	1	14
Daily Mail and General Trust P L C	2	17
DCC Public Limited Company	1	43
Dechra Pharmaceuticals PLC	—	11
Devro PLC	8	20
DFS Furniture PLC	5	10
Diageo PLC - ADR	1	148
Diploma PLC	1	35
Direct Line Insurance Limited	15	52
Dixons Carphone PLC	16	20
Domino's Pizza Group PLC	6	30
Drax Group PLC	6	22
DS Smith PLC	14	53
Dunelm Group PLC	1	23
easyJet PLC	1	7
Electrocomponents Public Limited Company	7	60
Elementis PLC (a)	6	6
EMIS Group PLC	1	11
EnQuest PLC (a)	59	8
Equiniti Group PLC	5	8
Essentra PLC (a)	3	9
Euromoney Institutional Investor PLC	1	8
Evraz PLC	7	30
Experian PLC	2	90
FDM Group (Holdings) PLC	1	14
Ferguson PLC	1	113
Ferrexpo PLC	7	15
Fevertree Drinks PLC	1	35
Fiat Chrysler Automobiles N.V. (a)	14	176
FirstGroup PLC (a)	24	12
Forterra PLC	3	7
Frasers Group PLC (a)	3	13
Fresnillo PLC	2	38
G4S PLC	26	67
Galliford Try Holdings PLC	1	1
Games Workshop Group PLC	—	54
Gamesys Group PLC	2	31
Gamma Communications PLC	1	31
GlaxoSmithKline PLC - ADR	7	245
GlaxoSmithKline PLC	1	24
Grainger PLC	10	37
Greencore Group Public Limited Company	4	6
Greggs PLC	1	20
GVC Holdings PLC	7	92
Halma Public Limited Company	1	41
Hargreaves Lansdown PLC	1	27
Hastings Group Holdings PLC	5	17
Hays PLC	23	34
Helical PLC	2	6
Henry Boot PLC	4	14
Hikma Pharmaceuticals Public Limited Company	2	64
Hill & Smith Holdings PLC	1	11
Hilton Food Group PLC	1	13
Hiscox Ltd. (a)	3	30
Hochschild Mining PLC (a)	6	16
HomeServe PLC	3	46
Howden Joinery Group PLC	9	71
HSBC Holdings PLC - ADR	10	204
Hyve Group PLC	3	2
Ibstock PLC (a)	7	14
IG Group Holdings PLC	4	45
IMI Plc	3	39
Imperial Brands PLC	12	207
Inchcape PLC (a)	8	43
Informa Switzerland Limited	5	22
Integrafin Holdings PLC (d)	3	18
InterContinental Hotels Group PLC - ADR (b)	1	27
Intermediate Capital Group PLC	3	45
International Personal Finance PLC (a)	5	3
Intertek Group Plc	1	61
Investec PLC	6	11
Iomart Group PLC	2	11
IP Group PLC (a)	10	10
IQE PLC (a) (b)	22	14
ITV Plc	36	32
J D Wetherspoon PLC	1	9
J Sainsbury PLC	25	60
James Fisher And Sons Public Limited Company	1	8
James Halstead PLC	2	13
JD Sports Fashion Plc	3	35
Jet2 PLC	2	14
John Laing Group PLC	11	44
John Wood Group PLC	6	15
Johnson Matthey PLC	1	36
Johnson Service Group PLC	7	8
Jupiter Fund Management PLC	3	10
Just Group Plc (a)	13	8
KAZ Minerals PLC	4	29
Keller Group PLC	2	15
Kingfisher Plc	21	81
Lancashire Holdings Limited	1	13

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Legal & General Group PLC	29	70
Liontrust Asset Management PLC	1	22
Lloyds Banking Group PLC (a)	212	72
London Stock Exchange Group PLC	—	49
M&G PLC	43	89
Man Group PLC	12	18
Marks & Spencer Group Plc	13	16
Marshalls PLC	2	21
Marston's PLC	15	9
Mears Group PLC (a)	3	4
Mediclinic International PLC	10	37
Meggitt PLC	5	17
Melrose Holdings Limited	24	35
Micro Focus International PLC - ADR (b)	1	3
Mitchells & Butlers PLC (a)	3	5
MITIE Group PLC	20	9
Monarch Realisations 1 PLC	7	6
Mondi plc	5	99
Moneysupermarket.com Group PLC	9	30
Morgan Advanced Materials PLC	3	10
Morgan Sindall Group PLC	1	11
National Express Group PLC (a)	3	7
National Grid PLC - ADR (b)	1	62
NatWest Group PLC - ADR (a) (b)	5	13
Next Fifteen Communications Limited	3	17
Next PLC	1	47
Ninety One PLC (a)	3	8
Ocado Group PLC (a)	1	32
OneSavings Bank PLC	2	7
Oxford Instruments PLC	1	29
PageGroup Plc	7	32
Pan African Resources PLC	32	9
Paragon Banking Group PLC	4	16
PayPoint PLC	1	5
Pearson PLC - ADR (b)	6	39
Pearson PLC	4	29
Pennon Group PLC	3	47
Persimmon Public Limited Company	3	91
Petrofac Limited	2	3
Pets at Home Group PLC	8	42
Phoenix Group Holdings PLC	7	63
Photo - Me International P L C	9	6
Playtech PLC	5	22
Polar Capital Holdings PLC	2	10
Premier Oil PLC (a) (b)	23	5
PZ Cussons PLC	4	12
QinetiQ Group PLC	5	17
Quilter PLC	20	33
R P S Group PLC	6	3
Rathbone Brothers Public Limited Company	1	17
Reach PLC	11	11
Reckitt Benckiser Group PLC	2	195
Redde Northgate PLC	1	3
Redrow PLC	4	19
Relx PLC - ADR	4	85
Renew Holdings PLC.	1	3
Rentokil Initial PLC (a)	9	59
Rightmove PLC	7	59
Rio Tinto PLC - ADR	5	329
Robert Walters PLC	1	4
Rolls-Royce Holdings plc (a) (b)	5	9
Rotork P.L.C.	10	35
Royal Mail PLC	13	41
RSA Insurance Group PLC	6	35
RWS Holdings PLC (b)	2	17
Sabre Insurance Group PLC	2	6
Savills PLC	2	19
Schroders PLC	1	28
Schroders PLC	1	14
Severn Trent PLC	1	45
Signature Aviation PLC	7	21
Smith & Nephew PLC	2	34
Smiths Group PLC	3	53
Softcat PLC	1	16
Spectris PLC	1	28
Speedy Hire PLC	21	14
Spirax-Sarco Engineering PLC	—	49
Spire Healthcare Group PLC	7	8
Spirent Communications PLC	4	13
SSE PLC	7	107
SSP Group PLC	4	10
St. James's Place PLC	6	74
St. Modwen Properties PLC	6	23
Stagecoach Group PLC	6	3
Standard Chartered PLC	15	70
Standard Life Aberdeen PLC	29	85
Sthree Plc	4	12
Stolt-Nielsen M.S. Ltd.	2	16
Superdry PLC	2	4
Synthomer PLC	3	12
Tate & Lyle Public Limited Company	8	71
Taylor Wimpey PLC	36	50
Telecom Plus PLC	1	11
Tesco PLC	41	113
The Berkeley Group Holdings PLC	1	44
The Royal Bank of Scotland Group Public Limited Company	15	21
The Sage Group PLC.	5	48
TI Fluid Systems PLC (a)	6	11
TP ICAP PLC	6	19
Travis Perkins PLC	4	57
TT Electronics PLC (a)	5	14
TUI AG (d)	1	3
Tullow Oil PLC (b)	20	4
Tyman PLC (a)	4	12
Ultra Electronics Holdings PLC	1	26
Unilever N.V. - ADR	4	262
Unilever Plc - ADR (b)	3	180
United Utilities Group PLC	4	45
Urban&Civic PLC	4	10
Vectura Group PLC	17	23
Vesuvius PLC (a)	4	20
Victrex PLC	1	25
Virgin Money UK PLC (a)	14	13
Vistry Group PLC	2	12
Vodafone Group Public Limited Company	53	70
Vodafone Group Public Limited Company - ADR	4	56
Watkin Jones PLC	6	11
Weir Group PLC(The)	3	45
WH Smith PLC	1	18
Whitbread PLC	1	37
William Hill PLC	12	43
WM Morrison Supermarkets P L C	28	61
WPP 2012 Limited	7	58
Young & Co's Brewery PLC	1	11
		10,919
Canada 9.1%
Aecon Group Inc.	2	15
Agnico Eagle Mines Limited	—	19
Agnico Eagle Mines Limited	1	55
Air Canada (a)	1	8
Alamos Gold Inc - Class A	6	55
Algonquin Power & Utilities Corp.	3	49
Alimentation Couche-Tard Inc.	3	100
AltaGas Ltd.	4	51
Altius Minerals Corporation	1	9
ARC Resources Ltd. (b)	9	42
Aritzia, Inc. (a)	1	12
ATCO Ltd. - Class I	—	12
B2Gold Corp.	16	103
Badger Daylighting Ltd. (b)	1	29
Bank of Montreal	3	150
Bank of Montreal	1	42
Barrick Gold Corp.	1	31
Baytex Energy Corp. (a) (b)	13	4
BlackBerry Limited (a)	11	52
Boralex Inc. - Class A	1	40
Brookfield Asset Management Inc. - Class A	2	59
BRP Inc.	1	26
CAE Inc.	3	37

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Cameco Corp.	2	24
Canaccord Genuity Group Inc.	2	11
Canacol Energy Ltd. (b)	7	18
Canada Goose Holdings Inc. (a) (b)	1	19
Canadian Imperial Bank of Commerce	3	209
Canadian National Railway Company	2	185
Canadian Natural Resources Ltd.	14	224
Canadian Pacific Railway Limited	—	61
Canadian Tire Corporation, Limited - Class A	1	81
Canadian Utilities Limited - Class A	1	31
Canadian Western Bank	1	24
Canopy Growth Corporation (a) (b)	1	17
Canopy Growth Corporation (a)	1	8
CanWel Building Materials Group Ltd.	4	18
Capital Power Corporation	2	38
Cardinal Energy Ltd (b)	8	3
Cascades Inc.	2	29
CCL Industries Inc. - Class B	1	42
Celestica Inc. (a)	3	22
Cenovus Energy Inc.	5	21
Centerra Gold Inc.	4	41
CGI Inc. (a)	—	19
CGI Inc. (a)	1	61
CI Financial Corp.	4	47
Cineplex Inc. (b)	1	6
Cogeco Communications	—	25
Cogeco Inc.	—	20
Colliers International Group Inc.	1	40
Computer Modelling Group Ltd.	2	8
Constellation Software Inc.	—	111
Corus Entertainment Inc - Class B	2	5
Crescent Point Energy Corp. (b)	9	11
Descartes Systems Group Inc. (a)	—	17
Dollarama Inc.	1	35
Dream Unlimited Corp. - Class A	1	21
ECN Capital Corp.	3	12
Eldorado Gold Corporation (a)	3	27
Element Fleet Management Corp.	7	59
Emera Inc.	1	33
Empire Company Limited - Class A	2	52
Enbridge Inc.	3	91
Enerflex Ltd.	2	6
Enerplus Corporation (b)	4	7
Enghouse Systems Limited	1	44
Equinox Gold Corp. (a)	2	20
Equitable Group Inc.	—	23
Ero Copper Corp. (a)	1	19
Extendicare Inc.	3	14
Fairfax Financial Holdings Ltd.	—	88
Fiera Capital Corporation - Class A	2	13
Finning International Inc.	3	38
First National Financial Corporation	1	17
First Quantum Minerals Ltd	7	63
FirstService Corporation	—	40
Fortis Inc.	1	57
Franco-Nevada Corporation	—	28
Freehold Royalties Ltd. (b)	3	9
Genworth MI Canada Inc.	1	13
George Weston Ltd.	1	66
Gibson Energy Holding ULC	3	44
Gildan Activewear Inc.	1	14
Great Canadian Gaming Corp (a)	1	18
Great-West Lifeco Inc.	2	36
Guardian Capital Group Limited - Class A	1	13
Heroux-Devtek Inc. (a)	1	10
Home Capital Group Inc. (a)	1	18
Husky Energy Inc. (a)	7	16
Hydro One Limited	1	25
iA Financial Corporation Inc.	1	45
IGM Financial Inc. (b)	1	30
Imperial Oil Limited (b)	1	11
Industries Lassonde Inc. - Class A	—	11
Innergex Energie Renouvelable Inc.	2	29
Intact Financial Corporation	—	32
Inter Pipeline Ltd.	4	42
Interfor Corporation (a)	1	12
Intertape Polymer Group Inc.	2	20
Jamieson Wellness Inc.	1	44
Keyera Corp.	4	54
Kinaxis Inc. (a)	—	29
Kinross Gold Corporation (a)	15	134
Kirkland Lake Gold Ltd.	1	59
Knight Therapeutics Inc. (a)	4	17
Labrador Iron Ore Royalty Corporation	1	27
Laurentian Bank of Canada	1	23
Leon's Furniture Limited	1	12
Linamar Corporation	1	21
Loblaw Cos. Ltd.	1	58
Lundin Mining Corp.	7	38
Luxembourg Branch(Es) of Turquoise Hill Resources Ltd - Class A (a)	14	50
Magna International Inc.	4	181
Manulife Financial Corp.	6	90
Maple Leaf Foods Inc.	1	20
Martinrea International Inc.	2	16
MEG Energy Corp. (a)	4	9
Metro Inc.	1	60
Morneau Shepell Inc. (b)	1	13
MTY Food Group Inc. (b)	1	30
Mullen Group Ltd.	3	19
National Bank of Canada	3	151
New Gold Inc (a)	16	27
NFI Group Inc. (b)	1	6
Norbord Inc.	1	27
Northland Power Inc. (b)	2	64
Nutrien Ltd.	2	82
ONEX Corporation	1	58
Open Text Corporation	1	57
Pan American Silver Corp.	2	51
Paramount Resources Ltd - Class A (a) (b)	4	6
Parex Resources Inc. (a)	4	37
Park Lawn Corporation (b)	1	14
Parkland Corporation	2	53
Pason Systems Inc.	1	4
Pembina Pipeline Corporation	2	49
Plastiques IPL Inc. (a)	1	11
Prairiesky Royalty Ltd. (b)	2	13
Premier Gold Mines Limited (a)	12	24
Premium Brands Holdings Corporation	—	23
Pretium Resources Inc. (a)	2	28
Quebecor Inc. - Class B	2	38
Quincaillerie Richelieu Ltee	1	34
Real Matters Inc. (a)	1	21
Restaurant Brands International Limited Partnership	1	46
Ritchie Bros. Auctioneers Incorporated	1	36
Rogers Communications Inc. - Class B	1	35
Rogers Communications Inc. - Class B	1	33
Rogers Sugar Inc.	4	13
Roxgold Inc. (a)	16	21
Royal Bank of Canada	4	288
Royal Bank of Canada	3	218
Russel Metals Inc.	1	12
Sabina Gold & Silver Corp. (a)	13	26
Saputo Inc.	1	28
Secure Energy Services Inc. (b)	3	3
Seven Generations Energy Ltd. (a)	5	14
Shaw Communications Inc. - Class B	5	93
ShawCor Ltd. (b)	2	3
Shopify Inc. - Class A (a)	—	64
Sienna Senior Living Inc.	2	13
Sleep Country Canada Holdings Inc.	1	13
SNC-Lavalin Group Inc.	3	48
SSR Mining Inc. (a)	3	56
Stantec Inc.	1	30
Stelco Holdings Inc.	2	16
Stella-Jones Inc.	1	24
Sun Life Financial Inc.	1	48
Suncor Energy Inc.	5	60
Suncor Energy Inc.	8	99
Superior Plus Corp.	3	24

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
TC Energy Corporation (b)	4	170
Teck Resources Ltd. - Class B	6	81
Teranga Gold Corporation (a)	6	64
TF1 International	1	54
The Bank of Nova Scotia	2	79
The North West Company Inc.	1	30
The Toronto-Dominion Bank	3	145
Thomson Reuters Corporation	1	48
Timbercreek Financial Corp. (b)	3	18
TMX Group Limited	—	31
TORC Oil & Gas Ltd. (b)	7	7
Torex Gold Resources Inc. (a)	2	30
Toromont Industries Ltd.	1	36
Tourmaline Oil Corp	3	39
TransAlta Corporation	2	25
TransAlta Corporation	5	28
Transcontinental Inc. - Class A	2	21
Tricon Residential Inc.	2	14
Turquoise Hill Resources Ltd. (a)	8	7
Vermilion Energy Inc. (b)	2	6
Wajax Corporation	1	8
Waste Connections, Inc.	—	31
Wesdome Gold Mines Ltd (a)	3	28
West Fraser Timber Co. Ltd.	1	46
Western Forest Products Inc.	12	9
Westshore Terminals Investment Corporation (b)	1	10
Wheaton Precious Metals Corp.	1	34
Whitecap Resources Inc. (b)	7	12
WSP Canada Inc.	1	53
Yamana Gold Inc.	6	33
		8,260
Switzerland 7.4%
ABB Ltd.	4	114
Adecco Group AG	2	94
Alcon AG (a)	2	134
Allreal Holding AG	—	47
ALSO Holding AG	—	20
Arbonia Solutions AG (a)	1	13
ARYZTA AG (a) (b)	11	8
Bachem Holding AG	—	38
Baloise Holding AG	—	72
Banque Cantonale De Geneve	—	19
Banque Cantonale Vaudoise	—	30
Barry Callebaut AG	—	51
BELIMO Holding AG	—	15
Bell AG	—	11
Berner Kantonalbank AG	—	23
BKW Energie AG	—	21
Bobst Group SA	—	13
Bossard Holding AG	—	14
Bucher Industries AG	—	20
Burckhardt Compression Holding AG	—	10
Burkhalter Holding AG	—	19
Cembra Money Bank AG	—	39
Clariant AG	3	61
COLTENE Holding AG	—	12
Compagnie Financiere Richemont SA	1	80
Conzzeta AG	—	10
Credit Suisse Group AG	9	86
DKSH Holding AG	—	33
dormakaba Holding AG	—	22
Dufry AG (a) (b)	—	15
EFG International AG	2	10
Emmi AG	—	41
EMS-Chemie Holding AG	—	32
Flughafen Zurich AG (a)	—	40
Forbo Holding AG	—	26
GAM Holding AG (a)	3	5
Geberit AG	—	96
Georg Fischer AG	—	61
Givaudan SA	—	108
Glencore PLC	63	130
Helvetia Holding AG	—	39
HIAG Immobilien Holding AG (a)	—	20
Huber+Suhner AG	—	33
Implenia AG	1	17
Ina Invest Holding AG (a)	—	2
INFICON Holding AG	—	28
Interroll Holding AG	—	23
Intershop Holding AG	—	19
IWG PLC	8	28
Julius Bar Gruppe AG	2	97
Jungfraubahn Holding AG (a)	—	15
Kardex Holding AG	—	24
Kühne + Nagel International AG	—	69
LafargeHolcim Ltd.	2	111
Landis+Gyr Group AG (a)	—	14
LEM Holding SA	—	21
Lindt & Spruengli AG	—	89
Logitech International S.A.	1	100
Lonza Group AG	—	212
Luzerner Kantonalbank AG	—	33
Metall Zug AG	—	13
mobilezone holding ag	2	25
Mobimo Holding AG	—	24
Nestle SA	9	1,089
Novartis AG	4	333
OC Oerlikon Corporation AG, Pfaffikon	3	24
Orior AG	—	13
Partners Group Holding AG	—	76
PSP Swiss Property AG	—	25
Resurs Holding AB	4	20
Rieter Holding AG (b)	—	13
Roche Holding AG	2	541
Roche Holding AG	—	25
Schindler Holding AG	—	44
SFS Group AG	—	25
SGS SA	—	64
Siegfried Holding AG	—	31
SIG Combibloc Services AG	4	75
Sika AG	1	165
Sonova Holding AG	—	47
SSM Scharer Schweiter Mettler AG	—	32
St.Galler Kantonalbank AG	—	21
STMicroelectronics NV	4	118
Straumann Holding AG	—	43
Sulzer AG	—	16
Sunrise Communications AG - Class N	—	57
Swatch Group AG	—	84
Swatch Group AG - Class N	1	24
Swiss Life Holding AG	—	44
Swiss Prime Site AG	1	74
Swiss Re AG	1	77
Swisscom AG	—	174
Swissquote Group Holding SA	—	24
Temenos Group AG	1	68
u-blox Holding AG	—	17
UBS Group AG	9	102
Valiant Holding AG	—	20
Valora Holding AG (a)	—	15
VAT Group AG	—	45
Vaudoise Assurances Holding SA	—	9
Vifor Pharma AG	—	33
Vifor Pharma Management AG	—	65
Vontobel Holding AG	1	35
VZ Holding AG	—	16
V-ZUG AG (a)	—	7
Zug Estates Holding AG	—	15
Zuger Kantonalbank	—	14
Zurich Insurance Group AG	—	119
		6,727
France 7.1%
Accor SA (a)	1	23
Aeroports de Paris	—	22
Air France - KLM (a) (b)	3	11
Albioma	1	29
ALD (e)	1	9
Alstom (a)	1	45

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Alten (a)	—	44
Amundi (a)	—	22
Arkema	1	99
AtoS SE (a)	1	97
AXA SA	4	76
Beneteau SA	1	6
Biomerieux SA	—	40
BNP Paribas SA	3	96
Bollore SA	8	30
Bonduelle	—	8
Bouygues SA	3	92
Bureau Veritas (a)	2	52
Capgemini SA	1	66
Carrefour SA	8	132
CGG (a)	11	8
Cie de Saint-Gobain (a)	3	121
Cie Generale d'Optique Essilor International SA	1	75
CNP Assurances SA (a)	1	12
Coface SA (a)	1	9
Compagnie Generale des Etablissements Michelin	2	203
Compagnie Plastic Omnium	1	23
Credit Agricole SA	3	28
Danone	3	189
Dassault Systemes SA	—	26
Derichebourg	6	19
Devoteam (a)	—	18
EDENRED	1	34
Eiffage (a)	1	104
Electricite de France	4	44
Elior Group	2	7
Elis SA (a)	2	29
Engie (a)	6	81
ERAMET (a)	—	12
Eurofins Scientific SE (a)	—	91
Europcar Mobility Group (a) (b)	3	2
Eutelsat Communications	3	27
Faurecia (a)	2	75
Fnac Darty (a)	—	12
Gaztransport Et Technigaz	—	37
Getlink S.E. (a)	2	28
Guerbet	—	9
Hermes International SCA	—	61
ID Logistics (a)	—	23
Iliad SA	—	45
Imerys	1	22
Ingenico Group (a) (b)	—	71
IPSEN	1	54
Ipsos	1	19
Jacquet Metal Service	1	11
JC Decaux SA (a)	1	13
Kaufman & Broad SA	1	20
Kering SA	—	112
Korian S.A. (a)	1	26
L.D.C.	—	10
Lagardere SCA (a) (b)	1	14
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	1	212
Lectra	1	20
Legrand SA	1	99
L'Oreal SA	—	54
LVMH Moet Hennessy Louis Vuitton SE	1	353
Maisons Du Monde (a)	1	15
Mersen (a)	1	20
Metropole Television (a)	1	8
Natixis (a)	4	10
Nexans (a)	—	19
Nexity	1	19
NYSE B.V.	1	67
Orange SA	15	155
Orpea (a)	—	55
Pernod-Ricard SA	—	45
Peugeot SA (a)	10	180
Publicis Groupe SA	4	118
Quadient SAS	1	7
Remy Cointreau SA (b)	—	37
Renault SA (a)	2	48
Rexel (a)	4	54
Rothschild & Co (a)	1	23
Rubis	1	30
Safran (a)	1	53
Sanofi SA	1	149
Sartorius Stedim Biotech	—	39
Schneider Electric SE (a)	1	126
SCOR (a)	2	61
SEB SA	—	39
Societe BIC SA	—	14
Societe Generale SA (a)	3	46
Sodexo SA	1	70
SOITEC (a)	—	29
Somfy SA	—	21
Sopra Steria Group (a)	—	47
Spie SA (a)	3	50
STEF (a)	—	11
SUEZ	2	37
Synergie (a)	—	9
Tarkett (a)	1	7
Teleperformance	—	84
Television Francaise 1 (a) (b)	1	9
Thales SA	—	37
Tikehau Capital (b)	—	10
Total SA (b)	14	468
Trigano	—	16
Ubisoft Entertainment (a)	1	62
Valeo	4	131
Vallourec (a) (b)	—	4
Veolia Environnement	2	35
Vicat	—	8
Vilmorin & Cie	—	5
VINCI	2	207
Virbac (a)	—	11
Vivendi SA	2	51
Worldline (a)	—	25
		6,442
Germany 7.0%
1&1 Drillisch AG	1	28
Aareal Bank AG (a)	1	15
Adidas AG (a)	—	133
ADO Properties S.A. (a)	1	20
ADVA AG Optical Networking (a)	3	21
Aixtron SE (a)	2	21
Allgeier SE	—	12
Allianz SE	1	230
Amadeus FiRe AG (a)	—	16
Aroundtown SA (a)	1	7
ATOSS Software AG	—	6
Aurubis AG	—	31
BASF SE	2	114
Bayer AG	3	213
Bayerische Motoren Werke AG	3	183
Baywa Aktiengesellschaft	—	11
Bechtle Aktiengesellschaft	—	74
Beiersdorf AG	—	46
Bilfinger SE	1	14
Borussia Dortmund GmbH & Co. Kommanditgesellschaft auf Aktien	2	14
Brenntag AG	2	120
CANCOM SE	—	19
Carl Zeiss Meditec AG	—	28
Ceconomy AG	2	20
Ceconomy AG (a)	2	9
CEWE Stiftung & Co. KGaA	—	25
CompuGroup Medical SE & Co. KGaA	—	30
Continental AG	1	120
Corestate Capital Holding S.A. (a)	1	14
Covestro AG	2	116
CropEnergies AG	2	26
CTS Eventim AG & Co. KGaA (a)	1	35
Daimler AG	6	309
Delivery Hero SE (a)	—	18
Deutsche Bank Aktiengesellschaft (a)	10	86

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Deutsche Beteiligungs AG	—	10
Deutsche Boerse AG	1	118
Deutsche EuroShop AG (a)	1	10
Deutsche Lufthansa AG (a)	4	33
Deutsche Pfandbriefbank AG (a)	2	14
Deutsche Post AG	3	146
Deutsche Telekom AG	18	300
DEUTZ Aktiengesellschaft (a)	3	18
Dialog Semiconductor PLC (a)	1	46
Dr. Honle AG	—	1
Dresdner Bank AG (a)	16	78
Durr Aktiengesellschaft	1	20
DW Property Invest GmbH	1	56
E.ON SE	5	50
Eckert & Ziegler Strahlen- Und Medizintechnik Ag	—	10
Edge Equipment Ltd	2	20
Evonik Industries AG	2	41
Fielmann AG (a)	—	27
Fraport AG Frankfurt Airport Services Worldwide (a)	—	18
freenet AG	2	39
Fresenius Medical Care AG & Co. KGaA	2	154
Fresenius SE & Co. KGaA	3	155
Fuchs Petrolub SE	1	20
GEA Group AG	1	53
Gerresheimer AG	1	58
Grenke Bank AG	—	12
Hamburger Hafen und Logistik Aktiengesellschaft	1	15
Hannover Rueck SE	—	36
Hapag-Lloyd Aktiengesellschaft	—	9
HeidelbergCement AG	1	83
HELLA GmbH & Co. KGaA	1	25
Hellofresh SE (a)	1	47
Henkel AG & Co. KGaA	—	23
Hochtief AG	—	21
HORNBACH Holding AG & Co. KGaA	—	41
Hugo Boss AG	1	23
Hypoport SE (a)	—	38
INDUS Holding Aktiengesellschaft	—	8
Infineon Technologies AG	4	113
Instone Real Estate Group AG (a) (d)	—	12
JENOPTIK Aktiengesellschaft	1	25
K+S Aktiengesellschaft	2	16
Kion Group AG	1	75
Klockner & Co SE (a)	3	17
Knorr - Bremse Aktiengesellschaft	—	38
Koenig & Bauer AG (a)	1	12
KWS SAAT SE & Co. KGaA	—	16
LANXESS Aktiengesellschaft	1	75
LEG Immobilien AG	—	53
Merck KGaA	—	58
MLP SE	2	15
MTU Aero Engines AG	—	40
Muenchener Rueckversicherungs AG	—	78
Nemetschek SE	1	57
New Work SE	—	12
Nexus AG	—	18
Nordex SE (a)	2	20
NORMA Group SE	—	13
Patrizia AG	1	14
ProSiebenSat.1 Media SE (a)	3	45
Puma SE (a)	—	22
Rational AG	—	35
Rheinmetall Aktiengesellschaft	1	58
Rocket Internet SE (a) (e)	1	19
RTL Group SA (a)	—	17
RWE AG	3	99
SAF-HOLLAND GmbH (a)	2	16
Salzgitter AG (a)	1	13
SAP SE	2	284
Siemens AG	1	118
Siemens Energy AG (a)	—	13
Siltronic AG	—	30
Sixt SE (a)	—	30
Software Aktiengesellschaft	1	26
Stabilus S.A.	—	12
Stroer SE & Co. KGaA (a)	1	40
Sudzucker AG	1	21
Symrise AG	—	62
TAG Immobilien AG	1	35
TAKKT AG (a)	2	19
Tele Columbus AG (a)	2	7
Telefonica Deutschland Holding AG	20	50
ThyssenKrupp AG (a)	2	8
Uniper SE	2	53
United Internet AG	1	55
Varta AG (a)	—	26
Volkswagen AG	—	49
Vonovia SE	2	109
Vossloh Aktiengesellschaft (a)	1	21
Wacker Chemie AG	—	18
Wacker Neuson SE (a)	2	37
Wuestenrot & Wuerttembergische AG	1	9
		6,293
Australia 6.2%
A.P. Eagers Limited	2	10
Adelaide Brighton Ltd.	8	16
AGL Energy Limited	2	18
ALS Limited	6	37
Altium Limited	—	12
Alumina Ltd. (b)	15	15
AMP Ltd.	31	29
Ampol Limited	4	67
Ansell Limited	1	40
APA Group	5	37
ARB Corporation Limited	2	34
Aristocrat Leisure Ltd.	3	57
ASX Ltd.	—	22
Atlas Arteria Limited	8	37
Aurizon Holdings Limited	16	48
AusNet Services Holdings Pty Ltd	18	25
Australia & New Zealand Banking Group Ltd.	6	76
Bank of Queensland Ltd. (b)	9	38
Bapcor Limited	6	32
Beach Energy Ltd.	21	20
Bega Cheese Limited (b)	2	9
Bendigo and Adelaide Bank Ltd.	5	21
BHP Group Limited - ADR (b)	3	146
BHP Group Plc - ADR	2	98
BHP Group PLC	6	133
BHP Group PLC (b)	8	212
Bingo Industries Limited	13	23
BlueScope Steel Ltd.	7	64
Boral Ltd.	16	54
Brambles Limited	3	20
Breville Group Limited	2	30
Brickworks Ltd.	1	18
Carsales.com Limited	3	43
Challenger Financial Services Group Ltd.	5	15
CIMIC Group Limited	1	9
Cleanaway Waste Management Limited	13	20
Coca-Cola Amatil Ltd.	6	38
Cochlear Ltd.	—	39
CODAN Limited	3	22
Coles Group Limited	5	60
Collins Foods Limited	3	23
Commonwealth Bank of Australia	3	141
Computershare Ltd.	4	38
Consolidated Transport Industries Pty Ltd (a) (b)	1	16
Cooper Energy Limited (a) (b)	47	12
Costa Group Holdings Limited	10	25
Crown Resorts Limited	2	15
CSL Ltd.	1	197
CSR Ltd.	8	23
Data#3 Limited.	4	19
Domain Holdings Australia Limited	7	19
Domino's Pizza Enterprises Limited	1	48
Downer EDI Ltd.	8	25
Eclipx Group Limited (a)	23	25
Elders Limited	3	27

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Emeco Holdings Limited (a)	23	14
Equity Trustees Limited	1	12
Estia Health Limited	12	12
Event Hospitality and Entertainment Ltd	1	9
Evolution Mining Limited	14	59
Flight Centre Ltd.	2	15
Fortescue Metals Group Ltd.	9	111
G.U.D. Holdings Limited	3	22
G8 Education Limited	4	3
Genworth Mortgage Insurance Australia Limited	7	8
GrainCorp Limited - Class A (a)	2	5
Hansen Technologies Limited	8	21
Harvey Norman Holdings Ltd.	9	29
HT&E Limited (b)	8	8
IDP Education Limited	1	19
Iluka Resources Limited	3	21
IMDEX Ltd	17	16
Incitec Pivot Ltd.	31	45
Independence Group NL	6	17
Inghams Group Limited	8	16
Insurance Australia Group Ltd.	17	53
InvoCare Limited (b)	2	16
IOOF Holdings Ltd	11	24
IPH Limited	4	20
IRESS Limited	2	17
JB Hi-Fi Limited	1	45
LendLease Corp. Ltd.	4	31
Lifestyle Communities Ltd (b)	2	12
Link Administration Holdings Limited	8	21
Macquarie Group Limited	1	115
Magellan Financial Group Ltd	1	26
McMillan Shakespeare Limited	1	7
Medibank Private Limited	15	28
Metcash Limited	23	45
Mineral Resources Limited	2	42
Myer Holdings Limited (a) (b)	28	4
National Australia Bank Ltd.	6	73
Network Limited	14	13
Newcrest Mining Ltd.	2	48
NEXTDC Limited (a)	1	13
NIB Holdings Ltd	4	12
Nine Entertainment Co. Holdings Limited	23	29
Northern Star Resources Ltd.	5	54
NRW Holdings Limited	14	21
Nufarm Limited (a)	7	20
NYMET Holdings Inc.	21	17
OceanaGold Corporation (a)	7	11
Oil Search Ltd.	8	14
Oramelius Resources Limited	40	59
Orica Ltd.	4	42
Origin Energy Ltd.	8	25
Orora Limited	13	23
OZ Minerals Ltd.	5	46
Peet Limited	13	12
Pendal Group Limited	4	17
Perpetual Limited	1	17
Perseus Mining Limited (a)	52	51
Platinum Investment Management Limited	7	15
Premier Investments Limited	2	30
Pro Medicus Limited (b)	1	24
Qantas Airways Ltd.	19	57
QBE Insurance Group Ltd.	8	50
Qube Holdings Limited	11	20
Ramsay Health Care Ltd.	1	32
REA Group Ltd. (b)	—	26
Reece Limited	3	28
Regis Resources Ltd.	6	23
Reliance Worldwide Corporation Limited	8	23
Resolute Mining Limited (a) (b)	27	18
Rio Tinto Ltd.	2	136
Sandfire Resources NL	5	16
Santos Ltd.	18	63
Saracen Mineral Holdings Ltd. (a)	4	14
SEEK Limited	2	27
Select Harvests Limited	3	12
Senex Energy Limited (a)	82	19
Service Stream Limited	11	17
Seven Group Holdings Limited (b)	2	24
Seven West Media Limited (a)	32	3
Sigma Healthcare Ltd (a)	30	13
Silver Lake Resources Limited (a)	27	45
SIMS Limited	3	16
Smartgroup Corporation Ltd	3	13
Sonic Health Care Ltd.	1	26
South32 Limited	27	40
Spark Infrastructure Management Limited	13	18
St Barbara Limited	10	22
Steadfast Group Ltd	6	14
Suncorp Group Ltd.	6	35
Super Retail Group Limited	2	18
Superloop Limited (a) (b)	21	14
Sydney Airport Corporation Limited	5	19
Tabcorp Holdings Ltd.	28	67
Tassal Group Limited	7	19
Technology One Limited	2	11
Telstra Corp. Ltd.	12	25
The Star Entertainment Group Limited	12	26
Transurban Group	4	43
Treasury Wine Estates Limited	4	27
United Malt Group Limited (a)	2	6
Virtus Health Limited	3	9
Vocus Group Limited (a)	9	24
Webjet Limited (b)	6	16
Wesfarmers Ltd.	3	108
Western Areas Ltd.	13	20
Westpac Banking Corporation	10	123
Whitehaven Coal Limited	9	7
Wisetech Global Limited	1	21
Woodside Petroleum Ltd. (b)	3	41
Woolworths Group Ltd.	3	87
WorleyParsons Ltd.	3	17
		5,649
Sweden 3.8%
AAK AB (publ) (a)	1	11
AB Sagax	1	14
ACM 2001 AB	5	41
Addnode Group Aktiebolag (publ) (a)	—	3
Addtech AB - Class B	3	42
AF Poyry AB (a)	1	29
Ahlstrom-Munksjo Oyj (b)	1	30
Aktiebolaget Electrolux - Class B	2	53
Aktiebolaget SKF - Class B	4	90
Aktiebolaget Volvo (a)	1	21
Aktiebolaget Volvo - Class B (a)	9	168
Alfa Laval AB (a)	3	63
Alimak Group AB (publ)	1	10
Arjo AB (publ) - Class B	3	16
Assa Abloy AB - Class B	1	23
Atlas Copco Aktiebolag - Class A	1	71
Atlas Copco Aktiebolag - Class B	1	36
Attendo International AB (a)	2	12
Avanza Bank Holding AB	2	44
Axfood Aktiebolag	1	25
Beijer Alma AB	1	10
Betsson AB	4	31
Bilia AB (a)	1	13
Billerudkorsnas Aktiebolag (Publ)	2	27
BioGaia AB	—	15
Biotage AB	2	44
Boliden AB	4	112
Bonava AB (Publ)	1	9
Bravida Holding AB (a)	1	13
Bure Equity AB	1	33
Byggmax Group AB (a)	4	25
Castellum AB	1	15
Catena AB	—	12
Clas Ohlson Aktiebolag	2	22
Cloetta AB - Class B (a)	5	16
Dometic Group AB (publ) (a)	5	59

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Duni AB	2	18
Dustin Group AB	2	15
Electrolux Professional AB (publ) (a)	2	9
Elekta AB (publ) - Class B (b)	3	44
Eltel AB (a)	5	12
Epiroc Aktiebolag - Class A	2	24
Epiroc Aktiebolag - Class B	1	12
Essity Aktiebolag (publ) - Class B (a) (b)	2	58
Evolution Gaming Group AB (publ)	1	39
Fastighets Ab Balder (a)	—	21
G&L Beijer Ref AB	1	19
Getinge AB - Class B	2	33
Granges AB (a)	2	17
Hennes & Mauritz AB - Class B	3	44
Hexagon Aktiebolag - Class B (a)	—	36
Hexpol AB (a)	3	26
HMS Networks AB (a)	1	25
Hoist Finance AB (publ) (a) (b)	2	6
Holmen Aktiebolag	—	16
Hufvudstaden AB - Class A	2	26
Husqvarna Aktiebolag - Class B	4	48
ICA Gruppen Aktiebolag	1	35
Indutrade Aktiebolag (a)	1	34
Instalco AB	—	8
Intrum AB (b)	1	21
JM AB	1	30
Knowit Aktiebolag (publ) (a)	1	21
Kungsleden Aktiebolag	1	11
Lagercrantz Group Aktiebolag	1	24
Lifco Ab (Publ)	—	32
Lindab International AB	2	34
Loomis AB (a)	1	27
Lundin Petroleum AB (b)	1	14
MIPS AB	1	30
Modern Times Group MTG AB (a)	1	14
Mycronic AB (publ)	1	23
NCC Aktiebolag	1	27
NIBE Industrier AB (a)	1	27
Nobia AB (a)	3	18
Nobina AB (publ) (a)	4	24
Nolato AB (publ) (a)	—	18
Nordic Entertainment Group AB (a)	—	21
Nyfosa AB (a)	3	27
OEM International Aktiebolag (a)	—	14
Pandox Aktiebolag (a)	1	10
Peab AB (a)	3	27
Ratos AB (a)	7	26
Recipharm AB (publ) (a)	1	18
Saab AB - Class B	1	20
Samhallsbyggnadsbolaget i Norden AB (b)	11	34
Sandvik AB (a)	4	84
Scandi Standard AB (publ) (a)	1	6
Sectra Aktiebolag (a)	—	28
Securitas AB - Class B (a)	5	76
Skandinaviska Enskilda Banken AB - Class A (a)	6	52
Skanska AB - Class B	4	82
SSAB AB	7	23
SSAB AB - Class A (b)	7	23
Svenska Cellulosa Aktiebolaget SCA - Class B (a)	5	66
Svenska Handelsbanken AB - Class A (a)	5	45
Swedbank AB - Class A (a)	4	55
Swedish Match AB	1	41
Swedish Orphan Biovitrum AB (Publ) (a)	2	43
Systemair AB (a)	1	15
Tele2 AB - Class B (b)	4	59
Telefonaktiebolaget LM Ericsson - Class B	2	24
Telia Co. AB (b)	16	66
Thule Group AB	1	29
Trelleborg AB (a)	4	65
VBG Group AB (publ) (a)	1	10
Wallenstam AB	1	14
Wihlborgs Fastigheter AB	1	23
		3,404
Netherlands 3.5%
Aalberts N.V.	2	55
ABN AMRO Bank N.V. - CVA	1	12
Accell Group N.V. (a)	—	12
Adyen B.V. (a)	—	48
Aegon NV	12	32
Airbus SE (a)	1	94
Akzo Nobel N.V.	—	24
Altice N.V. (a)	7	32
Amsterdam Commodities N.V.	1	18
Arcadis NV (a)	2	36
ASM International N.V.	1	98
ASML Holding - ADR	1	240
ASR Nederland N.V.	2	74
BAM Group (a)	3	4
Basic-Fit N.V. (a)	1	27
BE Semiconductor Industries N.V.	1	41
CNH Industrial N.V. (a)	13	102
Corbion	1	50
Flow Traders N.V.	—	12
Heineken NV	1	105
IMCD B.V.	—	49
ING Groep N.V. (a)	8	53
Intertrust N.V.	1	18
Just Eat Takeaway.Com N.V. (a) (b)	1	57
Just Eat Takeaway.Com N.V. (a) (b)	1	57
Koninklijke Ahold Delhaize N.V.	12	368
Koninklijke Boskalis Westminster N.V. (a) (b)	1	16
Koninklijke DSM N.V.	1	147
Koninklijke KPN N.V.	50	117
Koninklijke Philips N.V. - NYRS (a)	1	40
Koninklijke Philips N.V.	3	148
Koninklijke Vopak N.V.	1	48
NN Group N.V.	3	129
OCI N.V. (a) (b)	1	10
PostNL NV (a)	9	29
Prosus N.V. (a)	1	62
Randstad NV	2	101
Royal Dutch Shell PLC - Class B	1	17
Royal Dutch Shell PLC - Class B - ADR	9	226
SBM Offshore N.V.	3	43
Signify N.V. (a)	2	88
Sligro Food Group N.V. (b)	—	6
TKH Group N.V. - ADR	—	15
TomTom N.V. (a)	2	16
Wolters Kluwer NV	2	156
		3,132
Hong Kong 2.6%
AIA Group Limited	41	404
ASM Pacific Technology Ltd.	3	34
Bank of East Asia Ltd.	11	21
BOC Hong Kong Holdings Ltd.	22	58
Cafe de Coral Holdings Ltd.	8	17
Camsing International Holding Limited (a) (c)	12	—
Cathay Pacific Airways Limited (b)	20	14
Chinese Estates Holdings Limited	17	9
Chow Sang Sang Holdings International Limited	8	9
Chow Tai Fook Jewellery Group Limited	22	29
CITIC Telecom International Holdings Limited	33	11
CK Asset Holdings Limited	13	64
CK Hutchison Holdings Limited	16	97
CK Infrastructure Holdings Limited	4	19
CLP Holdings Ltd.	5	42
Dah Sing Financial Holdings Limited	4	10
Dairy Farm International Holdings Ltd.	2	7
Far East Consortium International Limited	23	6
FIH Mobile Limited (a) (b)	151	22
First Pacific Company Limited	56	15
Galaxy Entertainment Group Ltd.	8	54
Giordano International Limited	30	5
Great Eagle Holdings Limited	4	9
Guoco Group Limited	1	13
Haitong International Securities Group Limited	71	17
Hang Lung Group Ltd.	10	23

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Hang Lung Properties Ltd.	8	20
Hang Seng Bank Ltd.	3	49
Henderson Land Development Co. Ltd.	6	22
HK Electric Investments Limited	27	28
HKT Trust	36	48
Hong Kong & China Gas Co. Ltd.	10	15
Hong Kong Exchanges & Clearing Ltd.	3	145
Hongkong Land Holdings Ltd.	4	15
Hysan Development Co. Ltd.	6	18
Johnson Electric Holdings Limited	17	38
K. Wah International Holdings Ltd.	48	23
Kerry Logistics Network Limited	9	16
Kerry Properties Ltd.	9	24
Kowloon Development Company Limited	11	13
Lifestyle International Holdings Limited (a)	7	6
Luk Fook Holdings International Ltd.	4	10
Man Wah Holdings Limited	13	18
Melco International Development Limited	11	19
MGM China Holdings Limited (b)	13	17
Miramar Hotel and Investment Company, Limited	6	10
MTR Corp.	4	18
New World Development Company Limited	12	57
NWS Holdings Ltd.	22	17
Pacific Basin Shipping Limited	99	15
Pacific Century Premium Developments Limited (a)	6	2
Pacific Textiles Holdings Limited	21	10
PCCW Ltd.	57	34
Power Assets Holdings Ltd.	3	13
Shangri-La Asia Ltd.	10	8
Shun Tak Holdings Limited	28	9
Sino Land Co.	24	28
SJM Holdings Limited	22	26
Sun Hung Kai Properties Ltd.	5	58
SUNeVision Holdings Ltd.	15	12
Swire Pacific Limited	17	15
Swire Pacific Ltd. - Class A	6	29
Swire Properties Limited	5	14
Tai Cheung Holdings Limited	11	7
Techtronic Industries Company Limited	6	87
Television Broadcasts Limited	6	5
The Hongkong and Shanghai Hotels, Limited	11	8
The Kowloon Motor Bus Holdings Limited	9	16
United Laboratories International Holdings Ltd	36	37
Value Partners Group Limited	39	17
Vitasoy International Holdings Ltd.	12	47
VTech Holdings Ltd.	1	9
WH Group Limited	104	86
Wharf Real Estate Investment Company Limited	7	29
Xinyi Glass Holdings Limited	24	49
Yue Yuen Industrial Holdings Ltd.	8	13
		2,338
Italy 2.3%
A2A SpA	20	29
Acea SpA	1	23
Amplifon S.p.A (a)	2	63
ANIMA Holding S.p.A.	5	21
Assicurazioni Generali SpA	4	50
Atlantia SpA (a)	3	54
Azimut Holding S.p.A.	2	27
Banca Farmafactoring S.p.A. (a) (e)	4	23
Banca Generali S.p.A. (a)	1	23
Banca IFIS S.p.A. (a)	1	14
Banca Piccolo Credito Valtellinese S.p.A. O (a)	3	26
Banca Popolare Di Sondrio - Societa' Cooperativa Per Azioni (a)	8	17
Banco BPM Societa' Per Azioni (a)	13	22
Bper Banca Spa (a) (b)	6	14
Brunello Cucinelli S.p.A. (a) (b)	1	22
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	26
Cerved Group SpA (a)	1	10
Credito Emiliano SpA (a)	4	20
Danieli & C. Officine Meccaniche S.p.A. (b)	1	10
DiaSorin S.p.A.	—	44
Enel SpA	22	193
ENI SpA	10	77
Erg S.P.A.	1	22
Ferrari N.V.	—	54
Fincantieri S.P.A. (a) (b)	19	12
Finecobank Banca Fineco SPA (a)	5	62
Guala Closures S.p.A. (a) (d)	2	14
Hera S.p.A.	6	22
I.M.A. Industria Macchine Automatiche S.P.A. (a)	—	22
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	2	25
Interpump Group SpA	1	40
Intesa Sanpaolo SpA (a) (b)	62	116
Iren S.p.A.	7	18
Italgas S.p.A.	5	28
Italmobiliare S.p.A.	—	15
Juventus F.C. - S.p.A. O Juventus Football Club S.P.A. (a) (b)	17	17
Leonardo S.p.A.	5	27
Mediobanca SpA	9	70
Moncler S.p.A. (a)	2	64
Mutuionline S.P.A.	—	14
OVS SpA (a) (b)	12	14
Piaggio & C. S.p.A.	7	18
Pirelli & C. S.p.A. (a)	5	22
Poste Italiane - Societa' Per Azioni	2	16
Prada S.p.A. (a)	5	21
Prysmian S.p.A.	2	50
Rai Way S.P.A.	2	14
Recordati Industria Chimica E Farmaceutica S.p.A.	1	26
Reply S.p.A.	—	37
Saipem S.p.A.	5	8
Salini Impregilo S.p.A. (b)	11	13
Salvatore Ferragamo. S.p.A. (a) (b)	1	14
Saras S.p.A. (a) (b)	13	7
Snam Rete Gas SpA	11	59
Societa' Cattolica Di Assicurazione - Societa' Cooperativa (a)	4	20
Tamburi Investment Partners S.P.A. In Via Breve T.I.P. S.P.A. Ov Vero Tip S.P.A.	1	10
Technogym S.p.A. (a)	1	8
Telecom Italia SpA	88	36
Telecom Italia SpA	83	33
Terna – Rete Elettrica Nazionale S.p.A.	3	24
Tinexta S.P.A. (a)	1	27
UniCredit S.p.A. (a)	10	85
Unipol Gruppo Finanziario S.P.A. (a)	7	30
UnipolSai Assicurazioni S.p.A.	4	10
Zignago Vetro S.p.A	1	13
		2,065
Denmark 2.2%
A P Moller - Maersk A/S - Class A	—	16
A P Moller - Maersk A/S - Class B	—	25
Aktieselskabet Schouw & Co.	—	13
ALK-Abello A/S (a)	—	23
Alm. Brand A/S (a)	1	15
Ambu A/S (b)	1	27
Bavarian Nordic A/S (a) (b)	2	52
Carlsberg A/S - Class B	—	65
Chr. Hansen Holding A/S	—	40
Coloplast A/S - Class B	—	53
Dampskibsselskabet NORDEN A/S	2	25
Danske Bank A/S (a)	6	77
Demant A/S (a) (b)	1	21
DFDS A/S (a)	—	16
DSV Panalpina A/S	1	83
FLSmidth & Co. A/S	1	17
Genmab A/S (a)	—	54
GN Store Nord A/S	1	95
H Lundbeck A/S	1	43
ISS A/S	2	20
Jyske Bank A/S (a)	1	28
Netcompany Group A/S (a)	—	36
NKT A/S (a)	—	12
Novo Nordisk A/S - Class B	4	304
Novozymes A/S - Class B	1	92

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Orsted A/S	—	29
Pandora A/S	2	142
PER AARSLEFF Holding A/S	1	26
Ringkjobing Landbobank. Aktieselskab	—	32
Rockwool International A/S	—	40
Rockwool International A/S	—	33
Royal Unibrew A/S	1	67
Scandinavian Tobacco Group A/S	1	15
SimCorp A/S	1	79
Spar Nord Bank A/S (a)	1	9
Sydbank A/S (a)	1	23
Topdanmark A/S	1	46
Torm PLC (b)	2	12
Tryg A/S	1	21
Vestas Wind Systems A/S	1	95
Zealand Pharma A/S (a)	1	40
		1,961
Spain 2.0%
Acciona,S.A.	—	44
ACS, Actividades de Construccion y Servicios, S.A.	4	83
AENA, S.M.E., S.A. (a)	—	47
Almirall, S.A.	1	14
Amadeus IT Group SA	2	102
Atresmedia Corporacion de Medios de Comunicacion, S.A.	4	12
Banco Bilbao Vizcaya Argentaria SA	14	39
Banco Bilbao Vizcaya Argentaria, S.A. - ADR (b)	7	20
Banco de Sabadell, S.A.	35	12
Banco Santander, S.A.	38	71
Bankia SA	18	25
Bankinter SA	6	25
Befesa	1	32
CaixaBank, S.A.	15	33
Cellnex Telecom, S.A.	—	21
CIE Automotive, S.A.	1	19
Compania De Distribucion Integral Logista Holdings, S.A.	1	20
Construcciones Y Auxiliar De Ferrocarriles, S.A (a)	1	23
Ebro Foods, S.A.	1	12
Enagas SA	3	73
ENCE Energia y Celulosa, S.A. (a) (b)	6	14
Endesa SA	2	43
Euskaltel, S.A.	2	18
Faes Farma, SA	3	14
Ferrovial, S.A.	1	21
Fomento De Construcciones Y Contratas, S.A.	1	9
Global Dominion Access, S.A.	2	9
Grifols, S.A. - Class A (b)	1	41
Grupo Catalana Occidente, S.A.	1	13
Iberdrola, Sociedad Anonima	24	297
Indra Sistemas, S.A. (a) (b)	1	9
Industria de Diseno Textil, S.A.	3	74
MAPFRE, S.A.	20	31
Masmovil Ibercom, S.A. (a)	1	25
Mediaset Espana Comunicacion, S.A. (a)	3	11
Melia Hotels International, S.A. (a)	3	10
Naturgy Energy Group SA	3	66
Neinor Homes, S.A. (a)	2	19
Pharma Mar, S.A. (b)	—	43
Prosegur Compa?ia de Seguridad, S.A.	5	12
Red Electrica Corporacion, S.A.	2	42
Repsol SA	6	43
Sacyr, S.A.	4	7
Siemens Gamesa Renewable Energy, S.A.	1	34
Tecnicas Reunidas, S.A. (a) (b)	1	9
Telefonica SA	29	100
Tubacex, S.A. (a)	7	9
Unicaja Banco, S.A. (a)	22	17
Vidrala SA	—	8
Viscofan, S.A.	—	29
Zardoya Otis SA	2	9
		1,813
Finland 1.6%
Adapteo Oyj (a)	1	7
Cargotec Oyj	—	14
Citycon Oyj (b)	1	9
Elisa Oyj	1	69
Finnair Oyj (a) (b)	19	9
Fortum Oyj	3	51
Huhtamaki Oyj - Class I	1	58
Kemira Oyj	1	13
Kesko Oyj	2	42
Kesko Oyj	3	86
Kojamo Oyj	1	25
Kone Corporation - Class B	1	67
Konecranes Abp	—	14
Lassila & Tikanoja Oyj	1	12
Neles Finland Oy	1	14
Neste Oyj	2	88
Nokia Oyj (a)	23	90
Nokian Renkaat Oyj	2	43
Nordea Bank ABP (a)	12	90
Olvi Oyj	—	16
Orion Oyj	—	17
Orion Oyj - Class B	1	47
Outokumpu Oyj (a) (b)	6	17
Outotec Oyj	4	31
Ponsse Oyj	—	12
Sampo Oyj - Class A	2	68
Sanoma Oyj	1	18
Stora Enso Oyj - Class R	6	100
Terveystalo Oyj	1	12
Tietoevry Oyj	1	22
Tikkurila Oyj	1	12
UPM-Kymmene Oyj	4	116
Uponor Oyj	1	17
Vaisala Oyj	1	28
Valmet Oy	2	46
Wartsila Oyj (b)	1	12
YIT Oyj (b)	4	24
		1,416
Belgium 1.1%
Ackermans (a)	—	32
ageas SA/NV	2	72
Agfa-Gevaert NV (a)	3	11
AKKA Technologies (b)	—	7
Anheuser-Busch InBev	3	171
Barco	1	12
Bpost (a)	3	28
Colruyt SA	1	52
Compagnie D'entreprises CFE (a)	—	11
D'ieteren	—	15
Elia Group	—	30
Euronav	4	38
Fagron	1	15
Galapagos (a)	—	8
Gimv	1	32
Immobel	—	13
KBC Groep NV	1	64
Kinepolis Group (a) (b)	—	7
Lotus Bakeries	—	20
Melexis	—	16
NV Bekaert SA	1	10
Ontex Group (a)	2	30
Orange Belgium	—	8
Proximus	2	37
Recticel	2	25
Shurgard Self Storage Europe	—	20
Solvay SA	1	82
Telenet Group Holding	—	16
Tessenderlo Group (a)	—	13
UCB SA	1	69
Umicore	1	58
		1,022
Ireland 1.1%
AIB Group Public Limited Company (b)	8	8
Bank of Ireland Group Public Limited Company (a)	15	28
C & C Group Public Limited Company	4	11

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Cairn Homes Public Limited Company	11	10
CRH public limited company - ADR	9	316
Flutter Entertainment Public Limited Company (a)	—	70
Flutter Entertainment Public Limited Company (b)	1	97
Glambia Plc	3	29
Grafton Group Public Limited Company	2	13
Irish Continental Group, Public Limited Company	3	13
James Hardie Industries Public Limited Company - CDI	2	46
Kerry Group Plc - Class A	—	56
Kingspan Group Plc	2	154
Smurfit Kappa Funding Designated Activity Company (b)	3	112
UDG Healthcare Public Limited Company	1	14
		977
Singapore 0.9%
Allied Esports Entertainment, Inc.	16	12
Ascendas India Trust (f)	12	12
BOC Aviation Limited	2	16
Bukit Sembawang Estates Limited	3	7
BW LPG PTE. LTD.	4	18
CapitaLand Ltd.	15	31
City Developments Ltd.	3	14
ComfortDelgro Corp. Ltd.	30	31
DBS Group Holdings Ltd.	4	65
First Resources Limited	16	15
Genting Singapore Limited	15	8
Golden Agri-Resources Ltd.	129	13
Haw Par Corp. Ltd.	4	26
Hong Leong Finance Limited F.K.A	5	9
Hutchison Port Holdings Trust	85	14
IGG Singapore Pte Ltd.	10	11
Jardine Cycle & Carriage Ltd.	1	17
Keppel Corporation Limited	6	18
Keppel Infrastructure Trust	46	19
Olam International Limited	13	12
Oversea-Chinese Banking Corporation Limited	5	32
Sembcorp Industries Ltd	20	20
SembCorp Marine Ltd. (a)	156	17
Sheng Siong Group Ltd.	22	27
Singapore Airlines Ltd.	24	63
Singapore Airport Terminal Services Ltd.	16	34
Singapore Exchange Ltd.	4	25
Singapore Press Holdings Ltd. (b)	37	28
Singapore Technologies Engineering Ltd.	10	25
Singapore Telecommunications Limited	13	20
StarHub Ltd	19	17
United Overseas Bank Ltd.	4	56
UOL Group Ltd.	2	10
Venture Corp. Ltd.	3	38
Wilmar International Limited	3	11
Wing Tai Holdings Limited	9	12
XP Power PLC	—	21
Yangzijiang Shipbuilding (Holdings) Ltd.	35	26
		850
Israel 0.9%
Airport City Ltd (a)	—	5
Alony Hetz Properties & Investments Ltd	1	12
Alrov Properties & Lodgings Ltd.	—	3
Amot Investments Ltd.	2	8
Bank Hapoalim BM	5	25
Bank Leumi Le-Israel BM	11	51
Bezeq Israeli Telecommunication Corp. Ltd. (a)	16	19
Cellcom Israel Ltd. (a)	4	18
Clal Insurance Co Ltd. (a)	1	7
Danel (Adir Yehoshua) Ltd.	—	37
Delek Group Ltd. (a)	—	2
Elbit Systems Ltd.	—	22
Elbit Systems Ltd.	—	8
Electra Ltd	—	16
Equital Ltd. (a)	1	15
Formula Systems (1985) Ltd.	—	33
Gav-Yam Bayside Land Corp. Ltd.	—	19
Harel Insurance Investments & Financial Services Ltd. (a)	1	8
Hilan Ltd	1	30
Inrom Construction Industries Ltd	4	14
Isracard Ltd.	—	—
Israel Chemicals Ltd.	7	25
Israel Discount Bank Ltd. - Class A	10	27
Matrix I.T. Ltd	2	37
Maytronics Ltd.	2	31
Melisron Ltd.	—	7
Menora Mivtachim Insurance Ltd.	1	15
Mizrahi Tefahot Bank Ltd.	1	17
Nice Ltd. (a)	—	44
Nova Measuring Instruments Ltd. (a)	1	33
Oil Refineries Ltd	23	4
Partner Communications Co Ltd (a)	1	6
Paz Oil Company Limited	—	6
Plus500 Ltd	2	32
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	—	29
Shapir Engineering And Industry Ltd (a)	3	23
Shikun & Binui Ltd. (a)	4	19
Shufersal Ltd.	2	14
Strauss Group Ltd	1	16
Summit Real Estate Holdings Ltd	—	3
Teva Pharmaceutical Industries Ltd - ADR (a)	2	19
The First International Bank of Israel Limited	1	19
Tower Semiconductor Ltd. (a)	1	26
		804
Norway 0.8%
AF Gruppen ASA (b)	1	27
Aker ASA	1	12
Aker ASA	1	23
Atea ASA	1	9
Austevoll Seafood ASA	1	11
Bonheur ASA	1	20
Borregaard ASA	1	17
BW Energy Limited (a)	1	1
BW Offshore Limited	3	9
DNB Bank ASA (a)	3	34
Entra ASA (b)	1	9
Equinor ASA	5	77
Eurizon Opportunita	6	32
Fjordkraft Holding ASA	1	12
Frontline Ltd.	2	14
Gjensidige Forsikring ASA (b)	1	20
Grieg Seafood ASA	2	15
Leroy Seafood Group ASA	3	17
Mowi ASA (b)	2	34
Norsk Hydro ASA	6	15
Norwegian Finans Holding ASA (a)	2	12
Odfjell Drilling Ltd. (a) (b)	7	8
Orkla ASA	2	24
PGS ASA (a)	6	2
SalMar ASA (a)	—	14
Sbanken ASA (a)	3	19
Scatec Solar ASA	1	32
Sparebank 1 Sr-Bank Asa (a)	5	41
Storebrand ASA (a)	5	27
Subsea 7 S.A. (a)	2	13
Telenor ASA	2	27
TGS NOPEC Geophysical Company ASA	1	12
TOMRA Systems ASA (a)	1	28
Veidekke ASA (a)	1	10
Yara International ASA	1	36
		713
United States of America 0.5%
Bausch Health Companies Inc. (a)	2	28
BCE Inc.	1	22
Burford Capital Limited	5	36
Cameco Corporation	3	26
Credit Suisse Group AG - ADR	1	14
Diversified Gas & Oil PLC	9	12
Fortuna Silver Mines Inc. (a)	7	44

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Honda Motor Co., Ltd. - ADR	1	14
Hudbay Minerals Inc.	7	29
Iamgold Corp. (a)	5	20
Methanex Corporation	—	11
Ovintiv Canada ULC	2	17
Ovintiv Canada ULC (b)	2	14
Primo Water Holdings LLC	2	23
Qiagen N.V. (a)	1	31
Ritchie Bros. Auctioneers Incorporated	1	38
Samsonite International S.A. (a)	18	19
Sumitomo Mitsui Financial Group, Inc. - ADR	2	12
Toyota Motor Corporation - ADR (b)	—	46
Waste Connections, Inc.	—	41
		497
New Zealand 0.5%
a2 Milk Co. Ltd. (a)	2	24
Air New Zealand Limited	6	5
Arvida Group Limited	8	9
Auckland International Airport Limited	4	18
Chorus Limited	6	35
Contact Energy Limited	3	11
EBOS Group Limited	1	15
Fisher & Paykel Healthcare Corp.	1	15
Fletcher Building Ltd.	11	27
Freightways Limited	3	13
Genesis Energy Limited	7	14
Heartland Group Holdings Limited	20	17
Infratil Limited	7	23
IWL Broking Solutions Limited	3	11
Mainfreight Limited	1	40
Mercury NZ Limited	7	25
Meridian Energy Limited	7	23
Metlifecare Limited (a)	4	15
Ryman Healthcare Ltd.	2	15
SKYCITY Entertainment Group Limited	5	9
Spark New Zealand Ltd.	14	42
Summerset Group Holdings Limited	4	23
Xero Limited (a)	—	24
Z Energy Limited	2	3
		456
Austria 0.5%
ams AG (a)	1	27
Andritz AG	1	19
AT & S Austria Technologie & Systemtechnik Aktiengesellschaft	1	11
BAWAG Group AG (a)	1	27
CA Immobilien Anlagen Aktiengesellschaft	1	19
Erste Group Bank AG	1	24
EVN AG	1	11
IMMOFINANZ AG (a)	—	6
Lenzing Aktiengesellschaft (a) (b)	—	5
Mayr-Melnhof Karton Aktiengesellschaft	—	25
OMV AG	2	42
Osterreichische Post Aktiengesellschaft (b)	1	22
Raiffeisen Bank International AG (a)	3	38
RHI Magnesita N.V.	—	12
S IMMO AG (a)	1	13
S&T System Integration & Technology Distribution AG (a)	1	13
Strabag SE (a)	—	11
Telekom Austria Aktiengesellschaft	2	12
UNIQA Insurance Group AG	2	11
Verbund AG	1	27
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	1	19
Voestalpine AG	2	61
		455
Portugal 0.2%
Alphaquest Original Ltd	4	11
Altri, SGPS, S.A.	3	15
EDP Renovaveis, S.A.	1	21
Energias de Portugal SA	8	39
Galp Energia, SGPS, S.A.	5	43
Jeronimo Martins, SGPS, S.A.	2	30
NOS, SGPS, SA.	4	13
Ren - Redes Energeticas Nacionais, SGPS, S.A.	8	23
SEMAPA - Sociedade de Investimento e Gestao, SGPS, S.A.	1	7
SONAE - S.G.P.S., S.A.	20	13
		215
Luxembourg 0.2%
Aperam	1	22
ArcelorMittal (a)	5	60
Grand City Properties S.A.	1	20
L'Occitane International S.A.	6	10
Millicom International Cellular SA - SDR	1	19
SES S.A. - FDR	1	7
Tenaris SA	2	9
		147
Jersey 0.1%
Centamin PLC	18	46
Highland Gold Mining Limited	5	21
		67
China 0.1%
Leyou Technologies Holdings Limited (a)	35	15
SITC International Holdings Company Limited	22	31
VSTECS Holdings Limited	22	15
		61
Monaco 0.0%
Endeavour Mining Corporation (a)	2	38
Macau 0.0%
Sands China Ltd.	4	16
Wynn Macau, Limited (a)	12	20
		36
Georgia 0.0%
Bank of Georgia Group Plc (a)	1	8
TBC Bank Group PLC (a)	1	11
		19
Taiwan 0.0%
Foxconn Interconnect Technology Limited (a)	49	19
Liechtenstein 0.0%
Liechtensteinische Landesbank Aktiengesellschaft	—	9
VP Bank AG	—	9
		18
Isle of Man 0.0%
Strix Group PLC (b)	5	17
Cambodia 0.0%
NagaCorp Ltd.	12	14
Malta 0.0%
Kindred Group PLC - SDR	2	13
Netherlands Antilles 0.0%
Hunter Douglas N.V. (a)	—	9
Colombia 0.0%
Frontera Energy Corporation	2	3
United Arab Emirates 0.0%
NMC Health PLC (a) (c)	1	—
Total Common Stocks (cost $90,135)		89,113
PREFERRED STOCKS 0.7%
Germany 0.7%
Bayerische Motoren Werke AG	—	26
Dragerwerk AG & Co. KGaA (g)	—	18
Fuchs Petrolub SE	1	43
Henkel AG & Co. KGaA (g)	—	46
Jungheinrich Aktiengesellschaft	2	52
Porsche Automobil Holding SE (g)	1	63
Sartorius AG	—	69
Sixt SE	—	8
STO SE & Co. KGaA	—	13
Volkswagen AG (g)	2	244
		582
Italy 0.0%
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	11

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Danieli & C. Officine Meccaniche S.p.A.	2	23
		34
Total Preferred Stocks (cost $535)		616
RIGHTS 0.0%
Australia 0.0%
Consolidated Transport Industries Pty Ltd (a) (h)	—	1
Total Rights (cost $0)		1
SHORT TERM INVESTMENTS 3.3%
Securities Lending Collateral 2.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (i) (j)	2,370	2,370
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 0.02% (i) (j)	584	584
Total Short Term Investments (cost $2,954)		2,954
Total Investments 102.4% (cost $93,624)		92,684
Other Assets and Liabilities, Net (2.4)%		(2,175)
Total Net Assets 100.0%		90,509

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $51 and 0.1% of the Fund.

(f) Perpetual security. Next contractual call date presented, if applicable.

(g) Convertible security.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/DFA International Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Guala Closures S.p.A.	06/25/19	13	14	—
Instone Real Estate Group AG	02/26/20	13	12	—
Integrafin Holdings PLC	04/24/20	17	18	0.1
TUI AG	12/27/19	11	3	—
		54	47	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.7%
Information Technology 24.1%
3D Systems Corporation (a) (b)	15	72
Acacia Communications, Inc. (a)	3	211
Accenture Public Limited Company - Class A	20	4,471
ACI Worldwide, Inc. (a)	8	204
Adobe Inc. (a)	12	5,740
ADS Alliance Data Systems, Inc.	3	139
ADTRAN, Inc.	6	57
Advanced Energy Industries, Inc. (a)	3	214
Advanced Micro Devices, Inc. (a)	22	1,780
Agilysys, Inc. (a)	1	20
Akamai Technologies, Inc. (a)	8	844
Alarm.Com Holdings, Inc. (a)	2	127
Alpha and Omega Semiconductor Limited (a)	3	42
Alteryx, Inc. - Class A (a) (b)	1	134
Ambarella Inc. (a)	3	135
Amdocs Limited	7	422
American Software, Inc. - Class A	2	25
Amkor Technology, Inc. (a)	29	330
Amphenol Corporation - Class A	9	951
Amtech Systems, Inc. (a)	1	4
Analog Devices, Inc.	10	1,140
Anaplan, Inc. (a)	2	131
ANSYS, Inc. (a)	2	796
Apple Inc.	543	62,849
Applied Materials, Inc.	27	1,616
Applied Optoelectronics, Inc. (a) (b)	1	12
Arista Networks, Inc. (a)	4	737
Arlo Technologies, Inc. (a)	6	33
Arrow Electronics, Inc. (a)	6	479
ASGN Incorporated (a)	5	313
Aspen Technology, Inc. (a)	4	507
Atlassian Corporation PLC - Class A (a)	1	166
Autodesk, Inc. (a)	5	1,253
Automatic Data Processing, Inc.	18	2,554
Avalara, Inc.	2	297
Avaya Holdings Corp. (a)	8	123
Avid Technology, Inc. (a)	3	28
Avnet, Inc.	8	213
Axcelis Technologies, Inc. (a)	3	66
AXT, Inc. (a)	1	5
Badger Meter, Inc.	3	172
Bel Fuse Inc. - Class B	1	14
Belden Inc.	5	152
Benchmark Electronics, Inc.	7	133
Black Knight, Inc. (a)	6	563
Blackbaud, Inc.	3	163
Booz Allen Hamilton Holding Corporation - Class A	8	667
Bottomline Technologies Inc. (a)	2	80
Broadcom Inc.	11	4,185
Broadridge Financial Solutions, Inc.	6	777
Brooks Automation Inc.	7	323
Cabot Microelectronics Corporation	2	258
CACI International Inc. - Class A (a)	2	488
Cadence Design Systems Inc. (a)	10	1,045
CalAmp Corp. (a)	3	19
Calix, Inc. (a)	6	102
Cardtronics Group Limited - Class A (a)	7	137
Cass Information Systems, Inc.	1	50
CDK Global, Inc.	10	432
CDW Corp.	6	743
Ceridian HCM Holding Inc. (a)	3	286
CEVA Inc. (a)	1	31
Ciena Corp. (a)	13	513
Cirrus Logic Inc. (a)	5	312
Cisco Systems, Inc.	135	5,330
Citrix Systems Inc.	4	609
Clearfield, Inc. (a)	1	12
Cognex Corp.	7	438
Cognizant Technology Solutions Corp. - Class A	19	1,304
Coherent Inc. (a)	2	191
Cohu Inc.	5	80
CommScope Holding Company, Inc. (a)	11	100
Communications Systems Inc.	1	5
CommVault Systems Inc. (a)	2	93
Computer Task Group Inc. (a)	3	13
Comtech Telecommunications Corp.	1	17
Conduent Inc. (a)	15	46
CoreLogic, Inc.	6	421
Cornerstone OnDemand, Inc. (a)	3	101
Corning Incorporated	31	1,017
Coupa Software Incorporated (a)	1	283
Cree, Inc. (a)	8	537
CSG Systems International, Inc.	4	171
CTS Corp.	3	74
Cyberoptics Corp. (a)	1	18
Daktronics Inc.	5	20
Dell Technology Inc. - Class C (a)	4	274
Digi International Inc. (a)	4	57
Diodes Inc. (a)	5	305
DocuSign, Inc. (a)	2	446
Dolby Laboratories, Inc.	4	294
Dropbox, Inc. - Class A (a)	5	104
DSP Group, Inc. (a)	1	13
DXC Technology Company	20	358
Ebix Inc.	4	86
EchoStar Corp. - Class A (a)	4	104
Elastic NV (a)	2	200
EMCORE Corporation (a)	3	11
Endurance International Group Holdings, Inc. (a)	8	43
Enphase Energy, Inc. (a)	4	337
Entegris, Inc.	11	806
Envestnet, Inc. (a)	2	135
EPAM Systems, Inc. (a)	1	430
ePlus Inc. (a)	2	124
Equifax Inc.	3	486
Euronet Worldwide Inc. (a)	5	411
EVERTEC, Inc.	6	221
EVO Payments, Inc. - Class A (a)	1	27
ExlService Holdings Inc. (a)	3	195
F5 Networks, Inc. (a)	3	400
Fabrinet (a)	2	146
Fair Isaac Corporation (a)	1	555
FARO Technologies Inc. (a)	2	108
Fidelity National Information Services, Inc.	16	2,394
FireEye, Inc. (a)	2	26
First Solar, Inc. (a)	7	432
Fiserv, Inc. (a)	12	1,196
Fitbit, Inc. - Class A (a)	31	215
Five9 Inc. (a)	1	162
FleetCor Technologies Inc. (a)	4	984
Flex Ltd. (a)	53	591
FLIR Systems Inc.	10	352
FormFactor Inc. (a)	8	196
Fortinet, Inc. (a)	6	678
Frequency Electronics Inc. (a)	1	10
Gartner Inc. (a)	4	453
Genpact Limited	16	609
Global Payments Inc.	8	1,426
Globant S.A. (a)	3	455
GoDaddy Inc. - Class A (a)	6	427
GSI Technology, Inc. (a)	1	5
GTT Communications Inc. (a) (b)	8	39
Guidewire Software, Inc. (a)	3	327
Hackett Group Inc.	3	36
Harmonic, Inc. (a)	10	58
Hewlett Packard Enterprise Company	65	606
HP Inc.	49	938
HubSpot Inc. (a)	1	415
Ichor Holdings, Ltd. (a)	2	52
Infinera Corporation (a)	26	160
INPHI Corporation (a)	2	274
Insight Enterprises, Inc. (a)	4	215
Intel Corporation	176	9,137
InterDigital Communications, Inc.	4	213
International Business Machines Corporation	42	5,161
Intevac Inc. (a)	1	6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Intuit Inc.	6	2,018
IPG Photonics Corporation (a)	2	375
Itron Inc. (a)	4	244
J2 Cloud Services, LLC (a)	4	298
Jabil Inc.	19	651
Jack Henry & Associates Inc.	3	414
Juniper Networks, Inc.	14	302
KBR, Inc.	15	330
Key Tronic Corp. (a)	—	4
Keysight Technologies, Inc. (a)	8	836
Kimball Electronics Group, LLC (a)	3	30
KLA-Tencor Corp.	7	1,326
Knowles Corporation (a)	11	162
Kulicke & Soffa Industries Inc.	9	194
KVH Industries Inc. (a)	2	14
Lam Research Corp.	5	1,801
Lattice Semiconductor Corp. (a)	7	214
Leidos Holdings Inc.	9	785
Limelight Networks, Inc. (a)	7	42
Littelfuse Inc.	2	391
Liveramp, Inc. (a)	7	360
Lumentum Holdings Inc. (a)	3	230
MACOM Technology Solutions Holdings, Inc. (a)	5	167
MagnaChip Semiconductor, Ltd. (a) (b)	4	56
Manhattan Associates Inc. (a)	4	377
Mantech International Corp. - Class A	3	183
Marvell Technology Group Ltd	24	962
MasterCard Incorporated - Class A	29	9,939
Maxim Integrated Products, Inc.	10	676
MAXIMUS Inc.	6	419
MaxLinear, Inc. - Class A (a)	10	222
Methode Electronics Inc.	5	150
Microchip Technology Incorporated	10	1,014
Micron Technology, Inc. (a)	42	1,969
Microsoft Corporation	205	43,048
MicroStrategy Inc. - Class A (a)	1	131
Mimecast Uk Limited (a)	3	130
MKS Instruments, Inc.	4	463
MongoDB, Inc. - Class A (a)	1	260
Monolithic Power Systems Inc.	2	519
Motorola Solutions Inc.	5	774
MTS Systems Corp.	2	46
National Instruments Corp.	8	274
NCR Corporation (a)	10	221
NeoPhotonics Corporation (a)	3	19
NetApp, Inc.	10	434
NETGEAR, Inc. (a)	6	186
NetScout Systems, Inc. (a)	8	178
New Relic, Inc. (a)	3	158
NIC Inc.	5	98
NortonLifelock Inc.	25	528
Novantas Inc. (a)	3	294
Nuance Communications, Inc. (a)	15	506
NVE Corp.	—	23
NVIDIA Corporation	14	7,337
Okta, Inc. - Class A (a)	2	387
On Semiconductor Corporation (a)	33	713
Onespan, Inc. (a)	3	71
Onto Innovation Inc. (a)	4	117
Oracle Corporation	80	4,796
OSI Systems Inc. (a)	2	151
Palo Alto Networks, Inc. (a)	1	328
Paychex Inc.	16	1,276
Paycom Software, Inc. (a)	2	682
Paylocity Holding Corporation (a)	3	486
Paypal Holdings, Inc. (a)	19	3,681
PC Connection, Inc.	3	127
PDF Solutions Inc. (a)	2	45
Pegasystems Inc.	3	307
Perceptron, Inc. (a)	1	7
Perficient, Inc. (a)	3	143
Perspecta Inc.	12	242
PFSweb Inc. (a)	2	15
Photronics Inc. (a)	7	70
Pitney Bowes Inc.	16	82
Plexus Corp. (a)	3	241
Power Integrations Inc.	5	263
PRGX Global, Inc. (a)	1	4
Progress Software Corp.	4	150
Proofpoint, Inc. (a)	2	251
PTC Inc. (a)	3	287
Pure Storage, Inc. - Class A (a)	10	152
QAD Inc. - Class A	1	26
Qorvo, Inc. (a)	5	669
Qualcomm Incorporated	35	4,126
Qualys, Inc. (a)	2	226
Rambus Inc. (a)	13	181
RealNetworks, Inc. (a)	2	2
RealPage, Inc. (a)	7	402
Ribbon Communications Inc. (a)	7	27
Richardson Electronics Ltd.	1	3
RingCentral, Inc. - Class A (a)	1	315
Rogers Corp. (a)	2	174
Rosetta Stone Inc. (a)	2	48
Sabre Corporation	23	147
Salesforce.Com, Inc. (a)	14	3,466
Sanmina Corp. (a)	8	228
Sapiens International Corporation N.V.	1	25
ScanSource Inc. (a)	4	76
Science Applications International Corp.	5	359
SeaChange International Inc. (a)	2	2
Seagate Technology Public Limited Company	15	742
Semtech Corp. (a)	4	198
ServiceNow, Inc. (a)	2	857
Servicesource International, Inc. (a)	1	1
Silicon Laboratories Inc. (a)	1	144
Skyworks Solutions, Inc.	8	1,115
SMART Global Holdings, Inc. (a)	4	109
SolarEdge Technologies Ltd. (a)	4	842
SolarWinds Corporation (a)	1	16
Splunk Inc. (a)	2	452
SPS Commerce, Inc. (a)	2	165
Square, Inc. - Class A (a)	2	346
SS&C Technologies Holdings, Inc.	11	641
Stratasys, Inc. (a) (b)	5	65
Super Micro Computer, Inc. (a)	2	61
Sykes Enterprises Inc. (a)	7	225
Synaptics Incorporated (a)	3	257
Synchronoss Technologies, Inc. (a)	4	13
SYNNEX Corporation	6	796
Synopsys Inc. (a)	5	1,010
Systemax Inc.	3	77
TE Connectivity Ltd.	13	1,259
TeleNav Inc. (a)	3	12
Teradata Corporation (a)	10	238
Teradyne Inc.	8	636
Tessco Technologies Inc.	1	3
Texas Instruments Incorporated	39	5,522
The Trade Desk, Inc. - Class A (a)	1	519
Transact Technologies Inc.	—	1
Trimble Inc. (a)	11	518
TTEC Holdings, Inc.	5	292
TTM Technologies, Inc. (a)	17	190
Twilio Inc. - Class A (a)	3	784
Tyler Technologies Inc. (a)	1	294
Ultra Clean Holdings, Inc. (a)	3	64
Unisys Corp. (a)	4	42
Universal Display Corporation	2	426
Upstate Property Rentals, LLC (a)	2	119
Veeco Instruments Inc. (a)	5	61
Verint Systems Inc. (a)	5	242
ViaSat, Inc. (a)	5	169
Viavi Solutions Inc. (a)	17	196
Virtusa Corporation (a)	4	176
Vishay Intertechnology Inc.	13	207
Vishay Precision Group, Inc. (a)	1	18
VMware, Inc. - Class A (a)	2	317
Western Digital Corporation	14	513
Wex, Inc. (a)	2	236
Workday, Inc. - Class A (a)	2	357

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Xerox Holdings Corporation	20	379
Xilinx, Inc.	8	822
Xperi Holding Corporation	15	168
Zebra Technologies Corp. - Class A (a)	2	623
Zendesk, Inc. (a)	1	95
Zoom Video Communications, Inc. - Class A (a)	1	366
		279,043
Consumer Discretionary 13.4%
1-800-Flowers.Com, Inc. - Class A (a)	4	88
Aaron's, Inc.	6	326
Abercrombie & Fitch Co. - Class A	9	129
Acushnet Holdings Corp.	8	263
Adient Public Limited Company (a)	6	97
Adtalem Global Education Inc. (a)	6	141
Advance Auto Parts, Inc.	3	453
Amazon.com, Inc. (a)	12	37,404
American Axle & Manufacturing Holdings, Inc. (a)	17	96
American Eagle Outfitters, Inc.	23	338
American Outdoor Brands, Inc. (a)	2	21
American Public Education, Inc. (a)	2	54
America's Car Mart, Inc. (a)	1	83
Aptiv PLC	12	1,059
Aramark	19	501
Arch Restaurants, Inc. - Class A	3	119
Asbury Automotive Group, Inc. (a)	2	223
At Home Group, Inc. (a)	7	99
Autoliv, Inc.	9	653
AutoNation, Inc. (a)	8	424
AutoZone, Inc. (a)	1	705
Barnes & Noble Education, Inc. (a)	6	16
Bassett Furniture Industries, Incorporated	1	7
BBQ Holdings, Inc. (a)	1	2
BBX Capital Corporation - Class A (a)	1	8
Beazer Homes USA, Inc. (a)	7	89
Bed Bath & Beyond Inc. (b)	17	261
Best Buy Co., Inc.	17	1,923
Big 5 Sporting Goods Corporation (b)	2	18
Big Lots, Inc.	6	287
BJ's Restaurants, Inc.	5	135
Bloomin' Brands, Inc.	9	139
Boot Barn Holdings, Inc. (a)	4	100
BorgWarner Inc.	21	813
Bright Horizons Family Solutions Inc. (a)	4	639
Brinker International Inc.	5	214
Brink's Co.	3	115
Brunswick Corp.	8	498
Buckle Inc.	1	27
Build-A-Bear Workshop Inc. (a)	2	5
Burlington Stores Inc. (a)	3	616
Caleres Inc.	5	46
Callaway Golf Co.	10	184
Capri Holdings Limited (a)	11	193
Carmax Inc. (a)	9	873
Carnival Plc	17	262
Carriage Services Inc.	2	47
Carrols Restaurant Group, Inc. (a)	5	33
Carter's Inc.	5	395
Cato Corp. - Class A	2	18
Cavco Industries Inc. (a)	1	217
Century Communities Inc. (a)	4	174
Cheesecake Factory Inc. (b)	6	154
Chegg, Inc. (a)	4	316
Chico's FAS Inc.	23	22
Childrens Place Retail Stores Inc. (b)	2	62
Chipotle Mexican Grill Inc. (a)	1	996
Choice Hotels International Inc.	3	301
Churchill Downs Inc.	1	180
Chuy's Holdings Inc. (a)	2	36
Citi Trends, Inc.	2	46
Collectors Universe, Inc.	—	15
Columbia Sportswear Co.	5	468
Conn's Inc. (a)	4	46
Container Store Group Inc. (a)	3	18
Cooper Tire & Rubber Co.	6	193
Cooper-Standard Holdings Inc. (a)	3	40
Copa Holdings, S.A. - Class A	3	164
Core-Mark Holding Co. Inc.	6	168
Cracker Barrel Old Country Store, Inc.	2	251
Crocs Inc. (a)	5	216
Culp Inc.	2	19
D.R. Horton, Inc.	15	1,145
Dana Holding Corp.	18	218
Darden Restaurants Inc.	9	883
Dave & Buster's Entertainment Inc. (b)	4	63
Deckers Outdoor Corp. (a)	2	488
Del Taco Restaurants Inc. (a)	3	24
Delphi Technologies PLC (a)	6	101
Delta Air Lines, Inc.	29	887
Denny's Corporation (a)	8	78
Designer Brands Inc. - Class A	8	45
Dick's Sporting Goods Inc.	6	365
Dillard's Inc. - Class A (b)	2	74
Dine Brands Global Inc.	2	116
Dollar Tree Inc. (a)	14	1,267
Domino's Pizza, Inc.	1	578
Dorman Products Inc. (a)	3	300
Dunkin' Brands Group Inc.	6	521
eBay Inc.	29	1,505
El Pollo Loco Holdings Inc. (a)	2	28
Escalade Inc.	1	16
Ethan Allen Interiors Inc.	3	46
ETSY, Inc. (a)	5	663
Express, Inc. (a)	8	5
Fiesta Restaurant Group, Inc. (a)	3	27
Five Below, Inc. (a)	4	512
Flexsteel Industries Inc.	1	18
Floor & Decor Holdings Inc. (a)	8	619
Foot Locker, Inc.	12	408
Ford Motor Company	180	1,197
Fossil Group, Inc. (a)	5	30
Fox Factory Holding Corp. (a)	4	283
Francesca's Holdings Corporation (a) (b)	1	1
Frontdoor, Inc. (a)	6	219
FTI Consulting Inc. (a)	3	314
Funko Inc. - Class A (a) (b)	3	18
GameStop Corp. - Class A (a) (b)	17	173
Gap Inc.	33	564
Garmin Ltd.	8	782
General Motors Company	75	2,222
Genesco Inc. (a)	4	90
Gentex Corp.	21	548
Gentherm Incorporated (a)	4	165
Genuine Parts Co.	7	635
G-III Apparel Group, Ltd. (a)	8	99
Gopro Inc. - Class A (a)	8	36
Graham Holdings Co.	—	164
Grand Canyon Education, Inc. (a)	4	332
Green Brick Partners Inc. (a)	1	10
Griffon Corporation	5	93
Group 1 Automotive Inc.	2	195
Grubhub Holdings Inc. (a)	5	383
Guess Inc.	10	117
H & R Block, Inc.	16	260
Hamilton Beach Brands Holding Company	1	19
Hanesbrands Inc.	36	569
Harley-Davidson, Inc.	17	411
Hasbro, Inc.	6	515
Haverty Furniture Cos. Inc.	2	33
Helen of Troy Ltd (a)	2	407
Hibbett Sports Inc. (a)	2	73
Hilton Grand Vacations Inc. (a)	10	201
Hilton Worldwide Holdings Inc.	10	811
Hooker Furniture Corp.	1	35
Horizon Global Corporation (a)	2	10
Houghton Mifflin Harcourt Company (a)	14	25
Hudson Ltd. (a)	8	60
Hyatt Hotels Corp. - Class A	4	203
IAA Spinco Inc. (a)	9	483
Installed Building Products, Inc. (a)	3	277

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
International Game Technology PLC (b)	17	188
iRobot Corp. (a) (b)	3	220
J. Alexander's Holdings, Inc. (a)	—	1
Jack in the Box Inc.	2	172
JetBlue Airways Corporation (a)	28	312
Johnson Outdoors Inc. - Class A	1	79
K12 Inc. (a)	5	120
KAR Auction Services, Inc.	12	171
KB Home	7	275
Kohl's Corporation	18	342
Kontoor Brands, Inc.	2	37
L Brands, Inc.	3	100
Lakeland Industries Inc. (a)	—	3
Lands' End, Inc. (a)	2	20
Las Vegas Sands Corp.	17	792
Laureate Education Inc. - Class A (a)	7	88
La-Z-Boy Inc.	5	159
LCI Industries	3	291
Leaf Group Ltd. (a)	1	4
Lear Corporation	6	621
Leggett & Platt Inc.	12	495
Lennar Corporation - Class A	12	1,017
Lennar Corporation - Class B	1	69
LGI Homes, Inc. (a)	3	322
Lifetime Brands, Inc.	1	10
Lindblad Expeditions Holdings Inc. (a)	3	24
Liquidity Services, Inc. (a)	4	30
Lithia Motors Inc. - Class A	2	514
LKQ Corporation (a)	24	669
Lowe`s Companies, Inc.	25	4,130
Luby's Inc. (a)	1	4
Lululemon Athletica Inc. (a)	3	1,066
Lumber Liquidators, Inc. (a)	1	22
M/I Homes, Inc. (a)	2	101
Macy's, Inc. (b)	42	237
Malibu Boats, Inc. - Class A (a)	2	80
Marine Products Corp.	2	27
MarineMax Inc. (a)	3	72
Marriott International, Inc. - Class A	8	722
Marriott Vacations Worldwide Corporation	3	282
Mattel, Inc. (a)	16	187
McDonald's Corporation	19	4,153
MDC Holdings Inc.	8	362
Meritage Homes Corporation (a)	4	495
MGM Resorts International	22	482
Modine Manufacturing Co. (a)	4	28
Mohawk Industries Inc. (a)	4	428
Monarch Casino & Resort Inc. (a)	1	31
Monro Inc.	3	114
Motorcar Parts of America Inc. (a)	2	31
Movado Group Inc.	1	11
Murphy USA Inc. (a)	4	471
Nathan's Famous Inc.	1	31
National Vision Holdings, Inc. (a)	3	110
Nautilus, Inc. (a)	3	58
New Home Co. Inc. (a)	1	5
Newell Brands Inc.	33	558
NIKE, Inc. - Class B	31	3,931
Nordstrom Inc. (b)	15	183
Norwegian Cruise Line Holdings Ltd. (a)	17	288
NVR, Inc. (a)	—	653
Obh Inc. - Class A (a)	—	5
Obh Inc. - Class B (a)	—	10
Office Depot, Inc.	8	160
Ollie's Bargain Outlet Holdings Inc. (a)	6	499
O'Reilly Automotive, Inc. (a)	3	1,212
Oxford Industries Inc.	2	80
Papa John's International Inc.	4	292
Penn National Gaming Inc. (a)	5	377
Penske Automotive Group, Inc.	8	362
Perdoceo Education Corporation (a)	9	111
PetIQ, Inc. - Class A (a) (b)	2	52
PetMed Express Inc. (b)	2	73
Pico Holdings Inc. (a)	3	30
Planet Fitness, Inc. - Class A (a)	5	310
Playa Hotels & Resorts N.V. (a)	4	17
Polaris Industries Inc.	5	455
Pool Corporation	2	626
Potbelly Corporation (a)	2	8
Pulte Homes Inc.	22	1,034
PVH Corp.	5	286
Quotient Technology Inc. (a)	7	54
Qurate Retail, Inc. - Class A	37	263
Ralph Lauren Corp. - Class A	4	292
Red Lion Hotels Corp. (a)	2	5
Red Robin Gourmet Burgers, Inc. (a)	1	19
Red Rock Resorts, Inc. - Class A	9	154
Regis Corp. (a)	4	25
Rent-A-Center, Inc.	6	166
RH (a)	1	548
Rocky Brands Inc.	1	15
Ross Stores Inc.	15	1,370
Royal Caribbean Cruises Ltd.	8	525
Ruth's Hospitality Group Inc.	5	53
Sally Beauty Holdings, Inc. (a)	12	108
Scientific Games Corporation - Class A (a)	8	282
Seaworld Entertainment, Inc. (a)	6	115
Service Corp. International	15	634
ServiceMaster Holding Corporation (a)	9	370
Shake Shack Inc. - Class A (a) (b)	3	162
Shoe Carnival Inc.	2	58
Shutterstock Inc.	2	126
Signet Jewelers Limited	9	163
Six Flags Operations Inc.	6	117
Skechers U.S.A. Inc. - Class A (a)	11	347
Skyline Corp. (a)	7	176
Sleep Number Corporation (a)	3	160
Smith & Wesson Brands, Inc.	6	99
Sonic Automotive, Inc. - Class A	4	175
Southwest Airlines Co.	27	1,017
Spirit Airlines Inc. (a)	9	147
Sportsman's Warehouse Holdings, Inc. (a)	3	45
Stamps.com Inc. (a)	2	486
Standard Motor Products Inc.	2	107
Stanley Black & Decker, Inc.	6	1,024
Starbucks Corporation	30	2,554
Steven Madden Ltd.	6	124
Stoneridge, Inc. (a)	3	57
Strategic Education, Inc.	1	126
Strattec Security Corp.	—	5
Superior Industries International Inc. (a)	2	2
Superior Uniform Group Inc.	1	23
Tapestry Inc.	23	359
Taylor Morrison Home II Corporation - Class A (a)	15	376
Tempur Sealy International, Inc. (a)	3	298
Tenneco Inc. (a)	8	54
Tesla Inc. (a)	11	4,863
Texas Roadhouse Inc.	6	375
The Goodyear Tire & Rubber Company	27	207
The Home Depot, Inc.	27	7,493
The Michaels Companies, Inc. (a) (b)	17	164
The Wendy's Company	18	409
Thor Industries Inc.	3	264
Tiffany & Co.	8	936
Tilly's Inc. - Class A	1	7
TJX Cos. Inc.	51	2,821
Toll Brothers Inc.	11	513
TopBuild Corp. (a)	4	607
Tractor Supply Co.	6	882
TRI Pointe Homes, Inc. (a)	16	288
Tupperware Brands Corp.	4	78
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3	760
Under Armour Inc. - Class A (a)	11	125
Under Armour Inc. - Class C (a)	9	87
Unifi Inc. (a)	2	27
United Airlines Holdings, Inc. (a)	26	889
Universal Electronics Inc. (a)	1	32
Universal Technical Institute Inc. (a)	2	8
Urban Outfitters Inc. (a)	10	217
Vail Resorts, Inc.	3	589

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Veoneer, Inc. (a) (b)	6	93
Vera Bradley, Inc. (a)	3	19
VF Corp.	20	1,411
Vista Outdoor Inc. (a)	6	122
Visteon Corporation (a)	3	195
VOXX International Corporation - Class A (a)	2	15
Wayfair Inc. - Class A (a) (b)	3	758
Weyco Group Inc.	1	15
Whirlpool Corporation	5	983
Williams-Sonoma Inc.	7	664
Wingstop Inc.	3	370
Winmark Corp.	—	43
Winnebago Industries Inc.	4	185
Wolverine World Wide, Inc.	9	228
WW International, Inc. (a)	6	109
Wyndham Destinations, Inc.	7	201
Wyndham Hotels & Resorts, Inc.	7	344
Wynn Resorts Ltd.	5	355
YETI Holdings, Inc. (a)	2	80
Yum! Brands, Inc.	8	729
ZAGG Inc (a)	4	10
Zovio Inc. (a)	4	18
Zumiez Inc. (a)	3	93
		154,966
Financials 12.8%
1st Source Corporation	5	142
Affiliated Managers Group, Inc.	4	284
AFLAC Incorporated	22	813
Alleghany Corporation	1	322
Allegiance Bancshares, Inc.	2	40
Ally Financial Inc.	23	566
Altabancorp	1	13
A-Mark Precious Metals, Inc.	—	13
Ambac Financial Group, Inc. (a)	4	52
American Equity Investment Life Holding Company	7	149
American Express Company	23	2,257
American Financial Group, Inc.	5	350
American International Group, Inc.	26	715
American National Bankshares Inc.	1	13
American National Group, Inc.	2	106
Ameriprise Financial, Inc.	9	1,451
Ameris Bancorp	7	155
Amerisafe, Inc.	2	120
AON Public Limited Company	8	1,624
Arch Capital Group Ltd. (a)	14	398
Ares Management Corporation - Class A	4	163
Argo Group International Holdings, Ltd.	3	109
Arrow Financial Corporation	2	49
Arthur J Gallagher & Co.	8	897
Artisan Partners Asset Management Inc. - Class A	5	206
Associated Banc-Corp	14	176
Assurant, Inc.	5	548
Assured Guaranty Ltd.	9	183
Atlantic Capital Bancshares, Inc. (a)	1	13
Atlantic Union Bank	8	170
AXIS Capital Holdings Limited	6	243
Axos Financial, Inc. (a)	7	167
Banc of California, Inc.	11	112
BancFirst Corporation	3	141
BancorpSouth Bank	8	161
Bank of America Corporation	203	4,899
Bank of Hawaii Corporation	4	187
Bank of Marin Bancorp	2	50
Bank of N.T. Butterfield & Son Limited (The)	7	160
Bank OZK	13	270
BankFinancial Corporation	2	15
BankUnited, Inc.	9	188
Banner Corporation	4	136
Bar Harbor Bankshares	1	27
Berkshire Hathaway Inc. - Class B (a)	51	10,756
Berkshire Hills Bancorp, Inc.	6	65
BGC Partners, Inc. - Class A	34	83
BlackRock, Inc.	3	1,862
Blucora, Inc. (a)	4	40
BOK Financial Corporation	4	227
Boston Private Financial Holdings Inc.	10	53
Bridge Bancorp Inc.	2	32
Brighthouse Financial, Inc. (a)	10	264
Brightsphere Investment Group Inc.	9	116
Brookline Bancorp, Inc.	11	95
Brown & Brown Inc.	13	573
Bryn Mawr Bank Corp.	2	60
C&F Financial Corporation	—	1
Cadence Bancorporation - Class A	15	130
Camden National Corp.	2	57
Cannae Holdings, Inc. (a)	10	356
Capital City Bank Group Inc.	1	19
Capital One Financial Corporation	13	949
Capitol Federal Financial	16	146
Cathay General Bancorp	7	146
Cboe Global Markets, Inc.	5	424
CBTX, Inc.	1	20
Central Pacific Financial Corp.	4	50
Central Valley Community Bancorp	—	3
Chubb Limited	12	1,355
Cincinnati Financial Corporation	7	576
CIT Group Inc.	7	115
Citigroup Inc.	55	2,385
Citizens & Northern Corp.	1	12
Citizens Financial Group Inc.	19	484
Citizens Inc. - Class A (a)	4	21
City Holdings Co.	2	113
CME Group Inc.	7	1,090
CNA Financial Corp.	1	45
CNB Financial Corp.	1	20
CNO Financial Group, Inc.	11	184
Codorus Valley Bancorp Inc.	—	4
Cohen & Steers, Inc.	5	283
Columbia Banking System Inc.	6	154
Columbia Financial, Inc. (a)	6	62
Comerica Inc.	9	361
Commerce Bancshares Inc.	9	507
Community Bank System Inc.	4	199
Community Trust Bancorp Inc.	2	58
ConnectOne Bancorp, Inc.	8	108
Consumer Portfolio Services Inc. (a)	2	7
Cowen Inc. - Class A	2	36
Crawford & Co. - Class B	1	9
Credit Acceptance Corp. (a) (b)	2	515
Cullen/Frost Bankers Inc.	5	309
Customers Bancorp, Inc. (a)	3	37
CVB Financial Corp.	11	187
Diamond Hill Investment Group, Inc.	—	61
Dime Community Bancshares Inc.	4	44
Discover Financial Services	14	781
Donegal Group Inc. - Class A	2	22
Donnelley Financial Solutions, Inc. (a)	5	72
E*TRADE Financial Corp.	17	843
Eagle Bancorp Inc.	5	125
East West Bancorp, Inc.	11	371
Eaton Vance Corp.	9	346
eHealth, Inc. (a)	2	120
Employer Holdings Inc.	4	110
Encore Capital Group, Inc. (a)	4	157
Enova International, Inc. (a)	5	89
Enstar Group Limited (a)	1	205
Enterprise Financial Services Corp.	4	110
Equitable Holdings, Inc.	18	334
Equity Bancshares, Inc. - Class A (a)	1	16
Erie Indemnity Company - Class A	2	395
ESSA Bancorp, Inc.	1	12
Essent Group Ltd.	10	382
Evercore Inc. - Class A	5	320
Everest Re Group, Ltd.	2	297
EZCORP, Inc. - Class A (a)	7	37
FactSet Research Systems Inc.	2	542
Farmers National Banc Corp.	1	9
FB Financial Corporation	7	185
FBL Financial Group, Inc. - Class A	3	126

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Federal Agricultural Mortgage Corporation - Class C	1	57
Federated Investors, Inc. - Class B	11	233
Fednat Holding Company	2	10
Fidelity National Financial, Inc.	17	531
Fifth Third Bancorp	28	605
Financial Institutions Inc.	2	29
First American Financial Corporation	10	505
First Bancorp.	4	74
First Bancorp.	22	115
First Bancshares Inc.	1	16
First Busey Corporation	7	107
First Business Financial Services, Inc.	1	13
First Citizens BancShares, Inc. - Class A	1	326
First Commonwealth Financial Corporation	12	92
First Community Bancshares, Inc.	2	32
First Financial Bancorp.	10	123
First Financial Bankshares, Inc.	11	315
First Financial Corporation	1	30
First Financial Northwest, Inc.	1	9
First Foundation Inc.	4	54
First Hawaiian, Inc.	9	123
First Horizon National Corporation	46	438
First Interstate BancSystem, Inc. - Class A	3	110
First Merchants Corporation	6	149
First Mid Bancshares, Inc.	2	41
First Midwest Bancorp, Inc.	12	134
First Republic Bank	5	580
FirstCash, Inc.	4	200
Flagstar Bancorp, Inc.	8	241
Flushing Financial Corp.	3	37
FNB Corp.	30	205
Franklin Resources Inc.	23	473
Fulton Financial Corp.	15	142
GAMCO Investors Inc. - Class A	1	14
GBLI Holdings, LLC - Class A	1	21
Genworth Financial, Inc. - Class A (a)	49	163
German American Bancorp Inc.	4	102
Glacier Bancorp, Inc.	6	186
Globe Life Inc.	6	444
Great Southern Bancorp Inc.	2	66
Great Western Bancorp Inc.	8	99
Green Dot Corporation - Class A (a)	6	281
Greenhill & Co. Inc.	3	28
Greenlight Capital Re, Ltd. - Class A (a)	3	22
Hallmark Financial Services, Inc. (a)	2	6
Hamilton Lane Inc. - Class A	1	95
Hancock Whitney Co.	6	107
Hanmi Financial Corp.	3	28
Hanover Insurance Group Inc.	4	334
HarborOne Bancorp, Inc.	8	62
HCI Group, Inc.	2	75
Heartland Financial USA, Inc.	4	131
Hennessy Advisors Inc. (b)	—	3
Heritage Commerce Corp.	5	30
Heritage Financial Corporation	6	107
Heritage Insurance Holdings, Inc.	3	27
Hilltop Holdings Inc.	10	214
Home BancShares, Inc.	11	174
HomeStreet, Inc.	3	74
HomeTrust Bancshares Inc.	1	19
Hope Bancorp, Inc.	18	137
Horace Mann Educators Corp.	5	166
Horizon Bancorp Inc.	5	46
Houlihan Lokey Inc. - Class A	4	244
Huntington Bancshares Incorporated	52	472
Independence Holding Co.	1	30
Independence Holdings, LLC	12	389
Independent Bank Corp.	3	31
Independent Bank Corp.	3	169
Independent Bank Group, Inc.	6	255
Interactive Brokers Group, Inc.	7	344
Intercontinental Exchange, Inc.	14	1,375
International Bancshares Corporation	8	210
Invesco Ltd.	25	286
Investors Bancorp, Inc.	25	181
James River Group, Inc.	5	215
Janus Henderson Group PLC	14	314
Jefferies Financial Group Inc.	19	349
JPMorgan Chase & Co.	109	10,497
K.K.R. Co., Inc.	18	606
Kearny Financial Corp	11	80
Kemper Corp.	6	431
KeyCorp	42	503
Kinsale Capital Group, Inc.	2	337
Lakeland Bancorp Inc.	11	106
Lakeland Financial Corp.	4	151
Lazard Ltd - Class A	11	378
LendingClub Corporation (a)	15	69
LendingTree, Inc. (a) (b)	1	249
Lincoln National Corporation	8	236
Live Oak Bancshares, Inc.	6	150
Loews Corp.	11	378
LPL Financial Holdings Inc.	8	581
M&T Bank Corporation	6	561
Macatawa Bank Corp.	1	4
Maiden Holdings, Ltd. (a)	9	11
Manning & Napier, Inc. - Class A	1	5
Markel Corporation (a)	1	490
MarketAxess Holdings Inc.	1	631
Marlin Business Services Inc.	2	14
Marsh & McLennan Companies, Inc.	14	1,621
MBIA Inc. (a)	14	85
Mercantile Bank Corp.	2	37
Merchants Bancorp, Inc.	1	10
Mercury General Corp.	5	198
Meridian Bancorp, Inc.	10	101
Meta Financial Group, Inc.	5	101
MetLife, Inc.	19	717
MGIC Investment Corp.	10	89
Midland States Bancorp Inc.	2	20
MidWestOne Financial Group Inc.	1	14
Moelis & Company LLC - Class A	5	169
Moody's Corp.	5	1,554
Morgan Stanley	44	2,137
Morningstar Inc.	4	563
Mr. Cooper Group Inc. (a)	3	69
MSCI Inc.	3	966
NASDAQ Inc.	7	843
National Bank Holdings Corp. - Class A	6	149
National Bankshares Inc.	—	2
National General Holdings Corp.	11	363
National Western Life Group Inc. - Class A	1	123
Navient Corporation	19	161
NBT Bancorp Inc.	6	171
Nelnet, Inc. - Class A	3	194
New York Community Bancorp Inc.	26	211
Nicholas Financial, Inc. (a)	1	4
Nicolet Bankshares, Inc. (a)	—	15
NMI Holdings Inc. - Class A (a)	7	127
Northern Trust Corp.	10	787
Northfield Bancorp Inc.	5	48
Northrim BanCorp Inc.	—	10
Northwest Bancshares Inc.	16	144
OceanFirst Financial Corp.	9	130
Ocwen Financial Corporation (a)	—	5
OFG Bancorp	6	77
Old National Bancorp	17	217
Old Republic International Corp.	23	337
Old Second Bancorp Inc.	1	5
On Deck Capital Inc. (a)	6	10
Oppenheimer Holdings Inc. - Class A	1	24
Origin Bancorp, Inc.	1	17
Pacific Premier Bancorp, Inc.	12	236
PacWest Bancorp	7	127
Park National Corp.	2	188
Peapack Gladstone Financial Corp.	2	34
Penns Woods Bancorp Inc.	—	7
PennyMac Financial Services, Inc.	8	468
Peoples Bancorp Inc.	2	40
Peoples Financial Services Corp.	—	7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
People's United Financial Inc.	33	343
Pinnacle Financial Partners, Inc.	5	169
Piper Jaffray Cos.	2	131
PJT Partners Inc. - Class A	2	142
Popular Inc.	9	320
Preferred Bank	2	51
Premier Financial Corporation	3	54
Primerica, Inc.	5	556
Principal Financial Group, Inc.	12	496
ProAssurance Corporation	6	95
Progressive Corp.	20	1,849
Prosperity Bancshares Inc.	7	353
Protective Insurance Company - Class B	1	13
Provident Financial Holdings Inc.	—	5
Provident Financial Services, Inc.	9	110
Prudential Bancorp Inc of Pennsylvania	—	3
Prudential Financial Inc.	15	955
Pzena Investment Management, Inc. - Class A	2	10
QCR Holdings, Inc.	1	27
Radian Group Inc.	8	123
Raymond James Financial Inc.	8	571
Regional Management Corp. (a)	2	30
Regions Financial Corporation	43	496
Reinsurance Group of America, Incorporated	3	292
RenaissanceRe Holdings Ltd	3	434
Renasant Corporation	8	188
Republic Bancorp Inc. - Class A	2	51
Republic First Bancorp Inc. (a)	2	5
RLI Corp.	3	211
S&P Global Inc.	6	2,199
S&T Bancorp Inc.	5	96
Safety Insurance Group, Inc.	2	113
Sandy Spring Bancorp Inc.	5	108
Santander Consumer USA Holdings Inc.	25	456
Seacoast Banking Corp. of Florida (a)	4	68
SEI Investments Co.	11	536
Selective Insurance Group Inc.	4	231
ServisFirst Bancshares, Inc.	6	189
Sierra BanCorp	1	25
Signature Bank	3	288
Simmons First National Corp. - Class A	9	140
SLM Corporation	49	397
South State Corp.	5	244
Southside Bancshares, Inc.	4	95
State Auto Financial Corp.	7	99
State Street Corporation	11	675
Sterling Bancorp	19	196
Sterling Bancorp, Inc.	3	8
Stewart Information Services Corp.	3	110
Stifel Financial Corp.	7	333
Stock Yards Bancorp Inc.	2	65
StoneX Group Inc. (a)	2	94
SVB Financial Group (a)	3	633
Synchrony Financial	42	1,103
Synovus Financial Corp.	15	326
T. Rowe Price Group, Inc.	8	1,037
TCF Financial Corporation	15	361
TD Ameritrade Holding Corporation	21	821
Territorial Bancorp Inc.	1	22
Texas Capital Bancshares, Inc. (a)	5	153
TFS Financial Corporation	11	156
The Allstate Corporation	18	1,677
The Bancorp, Inc. (a)	8	68
The Bank of New York Mellon Corporation	29	1,005
The Blackstone Group Inc.	15	796
The Charles Schwab Corporation	34	1,236
The First Bancorp, Inc.	1	24
The First of Long Island Corporation	2	34
The Goldman Sachs Group, Inc.	9	1,762
The Hartford Financial Services Group, Inc.	25	906
The PNC Financial Services Group, Inc.	12	1,287
The PRA Group, Inc. (a)	4	179
The Travelers Companies, Inc.	15	1,594
Third Point Reinsurance Ltd. (a)	17	117
Tiptree Inc. - Class A	3	15
Tompkins Financial Corp.	2	89
TowneBank	11	175
Trico Bancshares	4	87
Tristate Capital Holdings, Inc. (a)	4	49
Triumph Bancorp, Inc. (a)	5	142
Truist Financial Corporation	33	1,259
TrustCo Bank Corp.	11	59
Trustmark Corp.	8	171
U.S. Bancorp	48	1,730
Ubiquiti Inc.	1	143
UMB Financial Corp.	4	206
Umpqua Holdings Corp.	18	190
United Bankshares Inc.	12	256
United Community Banks, Inc.	10	161
United Fire Group Inc.	3	61
United Insurance Holdings Corp.	8	46
Universal Insurance Holdings, Inc.	6	83
Univest Financial Corporation	3	44
Unum Group	10	161
Valley National Bancorp	32	218
Virtu Financial Inc. - Class A	9	196
Virtus Partners, Inc.	1	111
Visa Inc. - Class A	50	9,999
Voya Financial, Inc.	10	490
W. R. Berkley Corporation	9	531
Waddell & Reed Financial Inc. - Class A	10	150
Walker & Dunlop, Inc.	3	175
Washington Federal Inc.	7	146
Washington Trust Bancorp, Inc.	2	63
Waterstone Financial, Inc.	3	51
Webster Financial Corp.	7	197
Wells Fargo & Company	102	2,397
WesBanco Inc.	6	122
West Bancorporation, Inc.	2	28
Westamerica Bancorp	3	153
Western Alliance Bancorp	10	329
Western Union Co.	15	332
Westwood Holdings Group Inc.	1	9
White Mountains Insurance Group Ltd	—	247
Willis Towers Watson Public Limited Company	4	813
Wintrust Financial Corporation	5	210
WisdomTree Investments, Inc.	17	55
World Acceptance Corp. (a) (b)	1	141
WSFS Financial Corp.	5	140
Zions Bancorp	10	289
		148,065
Health Care 12.5%
Abbott Laboratories	33	3,593
AbbVie Inc.	50	4,401
ABIOMED, Inc. (a)	2	467
Acadia Healthcare Company, Inc. (a)	11	323
ACADIA Pharmaceuticals Inc. (a)	5	215
Acceleron Pharma Inc. (a)	2	231
Accuray Incorporated (a)	6	14
Addus HomeCare Corporation (a)	1	105
Adverum Biotechnologies, Inc. (a)	10	102
Agilent Technologies, Inc.	7	718
Agios Pharmaceuticals, Inc. (a)	1	37
Akebia Therapeutics, Inc. (a)	12	29
Alexion Pharmaceuticals, Inc. (a)	8	928
Align Technology, Inc. (a)	2	752
Alkermes Public Limited Company (a)	3	48
Allscripts Healthcare Solutions, Inc. (a)	22	180
Alnylam Pharmaceuticals, Inc. (a)	2	333
Amedisys, Inc. (a)	2	521
AmerisourceBergen Corporation	10	939
Amgen Inc.	21	5,281
Amicus Therapeutics, Inc. (a)	6	92
AMN Healthcare Services, Inc. (a)	5	275
Amphastar Pharmaceuticals, Inc. (a)	4	79
Anaptysbio, Inc. (a)	2	29
AngioDynamics, Inc. (a)	4	54
ANI Pharmaceuticals, Inc. (a)	1	22
Anika Therapeutics, Inc. (a)	1	53

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Anthem, Inc.	7	1,794
Ardelyx, Inc. (a)	1	4
Arena Pharmaceuticals, Inc. (a)	4	307
Arrowhead Pharmaceuticals Inc (a)	5	233
Assertio Holdings, Inc. (a)	3	2
Atara Biotherapeutics, Inc. (a)	4	53
Atrion Corporation	—	102
Avanos Medical, Inc. (a)	5	151
Baxter International Inc.	11	866
Becton, Dickinson and Company	5	1,219
Biogen Inc. (a)	8	2,291
BioMarin Pharmaceutical Inc. (a)	4	322
Bio-Rad Laboratories, Inc. - Class A (a)	1	612
BioSpecifics Technologies Corp. (a)	1	39
Bio-Techne Corporation	1	302
BioTelemetry, Inc. (a)	2	92
Bluebird Bio, Inc. (a)	4	207
Boston Scientific Corporation (a)	25	962
Bristol-Myers Squibb Company	52	3,126
Brookdale Senior Living Inc. (a)	30	76
Bruker Corp.	12	490
Cantel Medical Corp.	4	176
Cardinal Health, Inc.	13	617
Catalent Inc. (a)	12	1,006
Centene Corporation (a)	17	992
Cerner Corp.	13	971
Change Healthcare Inc. (a)	17	248
Charles River Laboratories International Inc. (a)	3	756
Chemed Corporation	1	576
Chimerix, Inc. (a)	5	13
Cigna Holding Company	13	2,251
Community Health Systems Inc. (a)	12	50
Computer Programs & Systems Inc.	1	20
Concert Pharmaceuticals Inc. (a)	—	4
Conmed Corp.	3	197
Cooper Cos. Inc.	2	636
Corcept Therapeutics Inc. (a)	9	154
Corvel Corp. (a)	2	172
Covetrus, Inc. (a)	3	67
CRISPR Therapeutics AG (a)	1	88
Cross Country Healthcare Inc. (a)	2	15
CryoLife Inc. (a)	3	51
Cumberland Pharmaceuticals Inc. (a)	1	3
CVS Health Corporation	48	2,807
Danaher Corporation	11	2,289
DaVita Inc. (a)	8	654
Denali Therapeutics Inc. (a)	7	238
Dentsply Sirona Inc.	10	426
DexCom Inc. (a)	1	576
Eagle Pharmaceuticals Inc. (a)	1	56
Edwards Lifesciences Corporation (a)	10	829
Elanco Animal Health (a)	18	499
Eli Lilly & Co.	28	4,202
Emergent BioSolutions Inc. (a)	4	420
Enanta Pharmaceuticals, Inc. (a)	2	73
Encompass Health Corporation	8	511
Endo International Public Limited Company (a)	23	77
Envista Holdings Corporation (a)	7	168
Enzo Biochem Inc. (a)	4	7
Epizyme, Inc. (a)	5	57
Evolent Health, Inc. - Class A (a)	14	171
Exact Sciences Corporation (a)	3	323
Exelixis, Inc. (a)	26	624
FibroGen, Inc. (a)	4	155
Five Prime Therapeutics, Inc. (a)	4	19
Five Star Senior Living Inc. (a)	—	—
G1 Therapeutics, Inc. (a)	4	41
Gilead Sciences, Inc.	47	2,997
Global Blood Therapeutics, Inc. (a)	4	206
Globus Medical Inc. - Class A (a)	6	279
Guardant Health, Inc. (a)	4	418
Haemonetics Corp. (a)	3	304
Hanger, Inc. (a)	3	44
Harvard Bioscience Inc. (a)	2	5
HCA Healthcare, Inc.	7	889
Healthstream, Inc. (a)	2	43
Henry Schein Inc. (a)	7	406
Heron Therapeutics, Inc. (a)	2	31
Heska Corporation (a)	—	16
Hill-Rom Holdings Inc.	4	333
HMS Holdings Corp. (a)	8	181
Hologic Inc. (a)	13	833
Horizon Therapeutics Public Limited Company (a)	15	1,178
Humana Inc.	4	1,819
ICU Medical, Inc. (a)	1	201
IDEXX Laboratories, Inc. (a)	4	1,514
Illumina, Inc. (a)	2	771
Immunomedics Inc. (a)	5	407
Incyte Corporation (a)	5	442
Innoviva, Inc. (a)	12	125
Inogen, Inc. (a)	1	35
Insulet Corporation (a)	2	457
Integer Holdings Corporation (a)	3	206
Integra LifeSciences Holdings Corp. (a)	5	243
Intellia Therapeutics, Inc. (a) (b)	3	58
Intra-Cellular Therapies, Inc. (a)	4	103
Intuitive Surgical, Inc. (a)	2	1,286
Invacare Corp.	4	29
Ionis Pharmaceuticals Inc. (a)	5	246
IQVIA Inc. (a)	6	963
Ironwood Pharmaceuticals, Inc. - Class A (a)	9	82
Jazz Pharmaceuticals Public Limited Company (a)	4	639
Johnson & Johnson	83	12,414
Karyopharm Therapeutics Inc. (a)	4	51
Kura Oncology, Inc. (a)	3	79
Laboratory Corporation of America Holdings (a)	4	826
Lannett Co. Inc. (a)	3	19
Lantheus Holdings Inc. (a)	5	63
LeMaitre Vascular Inc.	2	52
LHC Group, Inc. (a)	3	535
Ligand Pharmaceuticals Incorporated (a) (b)	2	176
LivaNova PLC (a)	4	160
Luminex Corporation	6	152
Lumos Pharma, Inc. (a) (b)	—	3
MacroGenics Inc. (a)	3	79
Madrigal Pharmaceuticals Inc. (a)	—	58
Magellan Health Services Inc. (a)	4	306
Mallinckrodt Public Limited Company (a) (b)	11	10
Masimo Corp. (a)	1	313
McKesson Corporation	9	1,282
Mednax, Inc. (a)	7	111
Medpace Holdings, Inc. (a)	3	319
Medtronic Public Limited Company	25	2,604
Merck & Co., Inc.	77	6,361
Meridian Bioscience Inc. (a)	4	73
Merit Medical Systems Inc. (a)	4	154
Mesa Laboratories, Inc.	—	33
Mettler-Toledo International Inc. (a)	1	915
Mirati Therapeutics, Inc. (a)	1	91
Moderna, Inc. (a)	3	203
Molina Healthcare, Inc. (a)	4	721
Momenta Pharmaceuticals, Inc. (a)	8	398
Mylan Holdings Ltd. (a)	27	402
Myriad Genetics, Inc. (a)	6	74
National Healthcare Corp.	2	141
National Research Corp. - Class A	1	34
Natus Medical Inc. (a)	3	50
Nektar Therapeutics (a)	6	99
Neogen Corp. (a)	3	261
Neogenomics Laboratories, Inc. (a)	3	116
Neurocrine Biosciences, Inc. (a)	2	172
Nextgen Healthcare Inc. (a)	10	127
Novavax, Inc. (a)	2	228
Novocure Limited (a)	3	328
NuVasive Inc. (a)	5	228
Omnicell, Inc. (a)	3	236
OPKO Health, Inc. (a) (b)	27	101
Orasure Technologies, Inc. (a)	4	51
Orthofix Medical Inc. (a)	3	100
Otonomy, Inc. (a)	2	8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Owens & Minor Inc.	7	172
Pacira Biosciences, Inc. (a)	1	60
Patterson Cos. Inc.	10	238
PDL BioPharma, Inc. (a)	6	18
Penumbra, Inc. (a)	1	168
PerkinElmer Inc.	4	499
Perrigo Company Public Limited Company	9	405
Pfizer Inc.	141	5,187
Phibro Animal Health Corporation - Class A	2	28
PRA Health Sciences, Inc. (a)	5	516
Premier Healthcare Solutions, Inc. - Class A	5	156
Prestige Consumer Healthcare Inc. (a)	6	234
Prothena Corporation Public Limited Company (a)	4	42
Providence Services Corp. (a)	2	146
Psychemedics Corp.	1	2
Quest Diagnostics Incorporated	6	664
Quidel Corporation (a)	3	730
R1 RCM Inc. (a)	4	64
RadNet Inc. (a)	4	58
Regeneron Pharmaceuticals, Inc. (a)	2	1,232
Regenxbio Inc. (a)	4	122
Repligen Corporation (a)	2	258
ResMed Inc.	4	766
Retrophin Inc. (a)	4	77
Revance Therapeutics Inc. (a)	4	92
Rhythm Pharmaceuticals, Inc. (a)	1	11
Rocket Pharmaceuticals, Ltd. (a)	3	78
Sage Therapeutics Inc. (a)	1	80
Sangamo Therapeutics Inc. (a)	16	155
Sarepta Therapeutics, Inc. (a)	2	322
SeaSpine Holdings Corporation (a)	1	9
Seattle Genetics Inc. (a)	2	487
Select Medical Holdings Corporation (a)	17	351
Simulations Plus Inc.	1	44
Spectrum Pharmaceuticals, Inc. (a)	3	11
Steris Limited	3	597
Stryker Corporation	7	1,371
Supernus Pharmaceuticals Inc. (a)	5	95
Surgalign Holdings, Inc. (a)	4	7
SurModics Inc. (a)	1	56
Symbion, Inc. (a)	5	101
Syneos Health, Inc. - Class A (a)	8	446
Tandem Diabetes Care Inc. (a)	2	184
Taro Pharmaceutical Industries Ltd (a)	3	163
Teladoc Health, Inc. (a) (b)	1	314
Teleflex Incorporated	2	564
Tenet Healthcare Corporation (a)	8	208
The Ensign Group, Inc.	5	308
The Pennant Group, Inc. (a)	3	104
Thermo Fisher Scientific Inc.	7	3,216
Triple-S Management Corp. - Class B (a)	2	38
U. S. Physical Therapy, Inc.	1	97
Ultragenyx Pharmaceutical Inc. (a)	1	108
United Therapeutics Corporation (a)	5	470
UnitedHealth Group Incorporated	26	8,257
Universal Health Services Inc. - Class B	5	553
Utah Medical Products Inc.	—	16
Vanda Pharmaceuticals Inc. (a)	5	46
Varex Imaging Corporation (a)	6	76
Varian Medical Systems, Inc. (a)	4	658
Veeva Systems Inc. - Class A (a)	3	723
Vertex Pharmaceuticals Incorporated (a)	5	1,320
Waters Corp. (a)	2	450
West Pharmaceutical Services Inc.	3	746
Wright Medical Group N.V. (a) (b)	3	105
Xencor, Inc. (a)	5	206
Zimmer Biomet Holdings, Inc.	6	821
Zoetis Inc. - Class A	16	2,619
Zogenix, Inc. (a)	4	74
		145,061
Industrials 11.6%
3M Company	24	3,864
AAON, Inc.	4	266
AAR Corp.	4	82
ABM Industries Incorporated	7	256
Acacia Research Corporation (a)	2	6
ACCO Brands Corporation	11	67
Acuity Brands, Inc.	3	321
ADT, Inc.	18	144
Advanced Disposal Services, Inc. (a)	2	62
Advanced Drainage Systems, Inc.	7	417
AECOM (a)	13	533
Aegion Corporation (a)	3	47
Aerojet Rocketdyne Holdings, Inc. (a)	6	232
AeroVironment, Inc. (a)	2	141
AGCO Corporation	8	592
Air Lease Corporation - Class A	15	439
Air Transport Services Group, Inc. (a)	9	220
Alamo Group Inc.	1	132
Alaska Air Group, Inc.	13	485
Albany International Corp. - Class A	2	101
Allegiant Travel Company	2	234
Allegion Public Limited Company	4	441
Allied Motion Technologies Inc.	1	51
Allison Systems, Inc.	11	399
AMERCO	2	566
Ameresco, Inc. - Class A (a)	1	38
American Airlines Group Inc. (b)	18	218
American Woodmark Corporation (a)	2	172
AMETEK, Inc.	10	963
AO Smith Corp.	10	526
Apogee Enterprises, Inc.	4	75
Applied Industrial Technologies, Inc.	4	243
ARC Document Solutions, Inc.	4	4
Arcbest Corporation	4	127
Arcosa, Inc.	4	168
Argan, Inc.	2	69
Armstrong Flooring, Inc. (a)	3	10
Armstrong World Industries, Inc.	3	223
Astec Industries, Inc.	3	174
Astronics Corporation (a)	2	17
Astronics Corporation - Class B (a)	1	11
Atkore International Group Inc. (a)	5	120
Atlas Air Worldwide Holdings, Inc. (a)	5	290
Avis Budget Group, Inc. (a)	7	195
Axone Intelligence Inc. (a)	3	239
AZZ Inc.	3	89
Barnes Group Inc.	6	199
Barrett Business Services, Inc.	1	61
Beacon Roofing Supply, Inc. (a)	7	225
Brady Corp. - Class A	5	209
Builders FirstSource, Inc. (a)	12	400
BWXT Government Group, Inc.	7	387
C.H. Robinson Worldwide, Inc.	8	812
CAI International Inc.	1	26
Carlisle Cos. Inc.	5	566
Carrier Global Corporation	25	760
Casella Waste Systems Inc. - Class A (a)	3	162
Caterpillar Inc.	26	3,823
CBIZ Inc. (a)	7	150
Ceco Environmental Corp. (a)	3	23
Chart Industries, Inc. (a)	3	238
Cimpress Public Limited Company (a)	2	134
Cintas Corp.	3	994
CIRCOR International, Inc. (a)	2	44
Civeo Corporation (a)	8	5
Clean Harbors Inc. (a)	5	289
Colfax Corp. (a)	10	313
Columbus Mckinnon Corp.	2	80
Comfort Systems USA Inc.	5	265
Commercial Vehicle Group Inc. (a)	5	30
Construction Partners, Inc. - Class A (a)	3	63
Copart Inc. (a)	8	848
Cornerstone Building Brands, Inc. (a)	7	57
Costamare Inc.	8	49
CoStar Group, Inc. (a)	1	682
Covanta Holding Corporation	11	89
Covenant Transportation Group, Inc. - Class A (a)	2	39
CRA International, Inc.	1	40

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Crane Co.	6	278
CSW Industrials Inc.	2	157
CSX Corp.	27	2,126
Cubic Corp.	3	156
Cummins Inc.	9	1,927
Curtiss-Wright Corp.	4	411
Deere & Company	9	1,965
Deluxe Corp.	5	120
Donaldson Co. Inc.	12	550
Douglas Dynamics, Inc.	3	96
Dover Corporation	7	718
Ducommun Inc. (a)	1	43
DXP Enterprises Inc. (a)	2	29
Dycom Industries, Inc. (a)	5	243
Eagle Bulk Shipping Inc. (a)	—	6
Eaton Corporation Public Limited Company	12	1,198
Echo Global Logistics, Inc. (a)	3	84
EMCOR Group, Inc.	6	435
Emerson Electric Co.	21	1,387
Encore Wire Corp.	3	136
Enerpac Tool Group Corp.	7	130
EnerSys	4	297
Ennis Inc.	3	56
EnPro Industries, Inc.	3	166
ESCO Technologies Inc.	2	197
Evoqua Water Technologies Corp. (a)	6	120
ExOne Co. (a) (b)	1	16
Expeditors International of Washington Inc.	8	692
Exponent, Inc.	4	313
Fastenal Co.	27	1,219
Federal Signal Corporation	8	243
FedEx Corporation	9	2,172
Flowserve Corporation	9	243
Fluor Corp.	8	68
Forrester Research Inc. (a)	2	55
Fortive Corporation	13	997
Fortune Brands Home & Security, Inc.	11	989
Forward Air Corp.	3	178
Franklin Covey Co. (a)	1	19
Franklin Electric Co. Inc.	4	251
FreightCar America Inc. (a)	1	2
GATX Corporation	3	181
Genco Shipping & Trading Limited	1	5
Gencor Industries Inc. (a)	1	6
Generac Holdings Inc. (a)	4	831
General Dynamics Corporation	7	1,028
General Electric Company	180	1,121
Gibraltar Industries Inc. (a)	3	222
GMS Inc. (a)	6	140
Goldfield Corp. (a)	3	13
Gorman-Rupp Co.	2	72
GP Strategies Corporation (a)	2	19
Graco Inc.	11	675
GrafTech International Ltd.	12	84
Graham Corp.	—	5
Granite Construction Incorporated	5	92
Great Lakes Dredge & Dock Corp. (a)	7	70
Greenbrier Cos. Inc.	5	153
H&E Equipment Services, Inc.	5	97
Harsco Corporation (a)	8	107
Hawaiian Holdings, Inc.	7	96
HD Supply Holdings, Inc (a)	16	675
Healthcare Services Group Inc.	5	108
Heartland Express Inc.	9	175
HEICO Corp.	2	246
HEICO Corp. - Class A	4	341
Heidrick & Struggles International Inc.	2	43
Helios Technologies, Inc.	5	165
Herc Holdings Inc. (a)	4	174
Heritage-Crystal Clean, LLC (a)	1	13
Herman Miller Inc.	7	212
Hertz Global Holdings, Inc. (a)	12	14
Hexcel Corp.	8	268
Hill International Inc. (a)	4	5
Hillenbrand Inc.	5	155
HNI Corp.	5	160
Honeywell International Inc.	20	3,210
Houston Wire & Cable Company (a)	1	2
Howmet Aerospace Inc.	28	469
HUB Group Inc. - Class A (a)	3	155
Hubbell Inc.	5	702
Hudson Global, Inc. (a)	—	1
Huntington Ingalls Industries Inc.	3	400
Hurco Cos. Inc.	—	9
Huron Consulting Group Inc. (a)	2	88
Hyster-Yale Materials Handling Inc. - Class A	1	42
ICF International, Inc.	2	126
IDEX Corporation	3	497
IES Holdings, Inc. (a)	2	66
Illinois Tool Works Inc.	10	2,013
Ingersoll Rand Inc. (a)	19	691
InnerWorkings, Inc. (a)	5	15
Insperity, Inc.	3	183
Insteel Industries, Inc.	2	39
Interface Inc.	8	51
ITT Industries Holdings, Inc.	7	416
Jacobs Engineering Group Inc.	6	527
JB Hunt Transport Services Inc.	6	796
JELD-WEN Holding, Inc. (a)	13	289
John Bean Technologies Corp.	2	216
Johnson Controls International Public Limited Company	31	1,281
Kadant Inc.	1	159
Kaman Corp.	3	110
Kansas City Southern	4	786
Kelly Services Inc. - Class A	4	61
Kennametal Inc.	8	233
Kforce Inc.	4	121
Kimball International Inc. - Class B	4	46
Kirby Corp. (a)	5	166
Knight-Swift Transportation Holdings Inc. - Class A	13	546
Knoll Inc.	8	95
Korn Ferry	5	151
Kratos Defense & Security Solutions, Inc. (a)	8	145
L3Harris Technologies, Inc.	5	769
Landstar System Inc.	3	419
Lawson Products Inc. (a)	—	19
LB Foster Co. (a)	1	13
Lennox International Inc.	2	631
Lincoln Electric Holdings Inc.	5	446
Lindsay Corp.	1	144
Lockheed Martin Corporation	8	3,191
LSI Industries Inc.	1	8
Lydall Inc. (a)	2	30
Macquarie Infrastructure Corporation	5	133
Manitowoc Co. Inc. (a)	4	30
ManpowerGroup Inc.	5	403
Marten Transport Ltd.	12	190
Masco Corporation	9	483
Masonite International Corporation (a)	3	285
MasTec Inc. (a)	9	370
Matson Intermodal - Paragon, Inc.	5	197
Matthews International Corp. - Class A	5	110
McGrath RentCorp	3	169
Mercury Systems Inc. (a)	3	235
Meritor, Inc. (a)	9	179
Middleby Corp. (a)	4	347
Miller Industries Inc.	1	39
Mistras Group, Inc. (a)	3	10
Moog Inc. - Class A	3	193
MRC Global Inc. (a)	10	41
MSA Safety Inc.	2	266
MSC Industrial Direct Co. - Class A	5	346
Mueller Industries Inc.	8	216
Mueller Water Products Inc. - Class A	16	171
MYR Group Inc. (a)	2	86
National Presto Industries Inc.	1	51
Navistar International Corporation (a)	9	386
Nielsen Holdings plc	26	371

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
NL Industries Inc.	1	4
NN Inc.	3	15
Nordson Corp.	3	575
Norfolk Southern Corporation	8	1,772
Northrop Grumman Systems Corp.	5	1,628
Northwest Pipe Co. (a)	1	26
Now, Inc. (a)	13	60
NV5 Global, Inc. (a)	1	72
Nvent Electric Public Limited Company	7	122
Old Dominion Freight Line Inc.	6	1,083
Orion Group Holdings, Inc. (a)	2	4
Oshkosh Corp.	6	465
Otis Worldwide Corporation	14	894
Owens Corning Inc.	8	584
PACCAR Inc.	21	1,817
PAM Transportation Services Inc. (a)	—	11
Parker-Hannifin Corporation	7	1,514
Park-Ohio Holdings Corp.	1	21
Patrick Industries, Inc.	3	185
Pentair Public Limited Company	10	457
Performant Financial Corporation (a)	4	3
PGT Innovations, Inc. (a)	8	139
Powell Industries Inc.	1	26
Preformed Line Products Co.	—	9
Primoris Services Corporation	6	102
Proto Labs Inc. (a)	2	303
Quad/Graphics Inc. - Class A	4	14
Quanex Building Products Corp.	4	66
Quanta Services, Inc.	12	635
Radiant Logistics, Inc. (a)	3	17
Raven Industries Inc.	2	52
Raytheon BBN Technologies Corp.	53	3,035
RBC Bearings Incorporated (a)	1	174
Regal-Beloit Corp.	4	413
Republic Services Inc.	10	968
Resideo Technologies, Inc. (a)	13	144
Resources Connection, Inc.	4	51
REV Group Inc.	7	51
Rexnord Corporation	12	354
Robert Half International Inc.	10	531
Rockwell Automation Inc.	5	1,035
Rollins Inc.	10	539
Roper Technologies, Inc.	3	1,066
Rush Enterprises Inc. - Class A	5	254
Ryder System, Inc.	8	329
Saia, Inc. (a)	3	395
Schneider National, Inc. - Class B	3	85
Scorpio Bulkers Inc.	1	14
Sensata Technologies Holding PLC (a)	13	563
Shyft Group, Inc.	4	77
SIFCO Industries Inc. (a)	—	1
Simpson Manufacturing Co. Inc.	3	297
SiteOne Landscape Supply, Inc. (a)	2	303
SkyWest Inc.	6	170
Snap-On Inc.	4	609
SP Plus Corporation (a)	2	37
Spirit Aerosystems Holdings Inc. - Class A	7	135
SPX Corp. (a)	5	239
SPX Flow, Inc. (a)	4	171
Standex International Corp.	2	138
Steel Connect Inc. (a)	6	3
Steelcase Inc. - Class A	13	129
Stericycle Inc. (a)	6	392
Sterling Construction Co. Inc. (a)	3	38
Stock Building Supply Holdings, LLC (a)	9	398
SunRun Inc. (a)	15	1,154
Team, Inc. (a)	3	16
Teledyne Technologies Inc. (a)	1	457
Tennant Co.	2	142
Terex Corp.	7	127
Tetra Tech, Inc.	4	389
Textainer Group Holdings Limited (a)	10	137
Textron Inc.	18	643
The Boeing Company	13	2,095
Thermon Group Holdings, Inc. (a)	3	30
Timken Co.	9	495
Titan International, Inc.	6	18
Titan Machinery Inc. (a)	1	17
Toro Co.	7	551
TPI Composites, Inc. (a)	4	125
Trane Technologies Public Limited Company	12	1,487
TransDigm Group Inc.	2	830
TransUnion	8	641
Trex Company, Inc. (a)	9	639
TriMas Corp. (a)	6	125
TriNet Group Inc. (a)	6	333
Trinity Industries Inc.	11	223
Triton Container International Limited - Class A	10	417
TrueBlue, Inc. (a)	8	130
Tutor Perini Corp. (a)	11	121
Twin Disc Inc. (a)	1	6
Ultralife Corp. (a)	—	1
UniFirst Corp.	1	187
Union Pacific Corporation	21	4,063
United Parcel Service Inc. - Class B	23	3,870
United Rentals Inc. (a)	6	1,075
Universal Logistics Holdings, Inc.	2	47
US Ecology Parent, Inc.	3	91
USA Truck Inc. (a)	1	10
Valmont Industries Inc.	2	207
Vectrus, Inc. (a)	1	48
Verisk Analytics, Inc.	4	743
Veritiv Corp. (a)	2	21
Viad Corp	2	45
Vicor Corp. (a)	1	109
VSE Corp.	1	37
W. W. Grainger, Inc.	2	841
Wabash National Corp.	7	88
Wabtec Corp.	7	424
Waste Management, Inc.	15	1,664
Watsco Inc.	2	522
Watts Water Technologies Inc. - Class A	3	266
Welbilt Inc. (a)	9	56
Werner Enterprises Inc.	8	347
WESCO International, Inc. (a)	6	252
Willdan Group, Inc. (a)	1	25
WillScot Mobile Mini Holdings Corp. - Class A (a)	23	384
Woodward Governor Co.	6	448
XPO Logistics, Inc. (a)	8	714
Xylem Inc.	6	513
YRC Worldwide Inc. (a)	4	15
		134,544
Communication Services 8.9%
A. H. Belo Corporation - Class A	3	4
Activision Blizzard, Inc.	19	1,508
Alaska Communications Systems Group, Inc.	3	6
Alphabet Inc. - Class A (a)	6	8,638
Alphabet Inc. - Class C (a)	6	8,715
Altice USA, Inc. - Class A (a)	11	297
AMC Networks, Inc. - Class A (a)	5	127
Anterix Inc. (a)	2	49
AT&T Inc.	267	7,609
ATN International Limited	3	129
Boingo Wireless, Inc. (a)	4	39
Booking Holdings Inc. (a)	1	2,537
Cable One, Inc.	—	481
Cargurus Inc. - Class A (a)	3	66
Cars.com Inc. (a)	9	74
CenturyLink Inc.	95	954
Charter Communications, Inc. - Class A (a)	4	2,591
Cincinnati Bell Inc. (a)	4	67
Cinemark Holdings, Inc.	14	141
Cogent Communications Group, Inc.	3	202
Comcast Corporation - Class A	150	6,937
comScore, Inc. (a)	7	14
Consolidated Communications Holdings Inc. (a)	13	75
DHI Group, Inc. (a)	—	—
Discovery, Inc. - Class A (a) (b)	12	268
Discovery, Inc. - Class C (a)	24	480

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Dish Network Corporation - Class A (a)	15	422
Electronic Arts Inc. (a)	6	755
Emerald Holding, Inc.	11	22
Entercom Communications Corp. - Class A	15	25
Entravision Communications Corporation - Class A	6	8
EW Scripps Co. - Class A	8	89
Expedia Group, Inc.	5	424
Facebook, Inc. - Class A (a)	66	17,411
Fox Corporation - Class A	18	502
Fox Corporation - Class B	15	408
Gannett Media Corp.	17	22
GCI Liberty, Inc. - Class A (a)	8	629
Glu Mobile Inc. (a)	—	1
Gray Television, Inc. (a)	11	157
Groupon, Inc. (a)	2	50
IDT Corp. - Class B (a)	3	18
IMAX Corporation (a)	9	105
Interpublic Group of Cos. Inc.	26	430
Iridium Communications Inc. (a)	11	273
John Wiley & Sons Inc. - Class A	6	175
John Wiley & Sons Inc. - Class B	—	3
Liberty Braves Group - Class A (a)	—	8
Liberty Braves Group - Class C (a)	3	60
Liberty Broadband Corp. - Class A (a)	1	172
Liberty Broadband Corp. - Class C (a)	5	780
Liberty Latin America Ltd. - Class C (a)	13	103
Liberty Media Corporation - Class A (a)	1	30
Liberty Media Corporation - Class C (a)	14	520
Liberty SiriusXM Group - Class A (a)	6	196
Liberty SiriusXM Group - Class C (a)	10	335
Liberty TripAdvisor Holdings Inc. - Class A (a)	7	13
Lions Gate Entertainment Corp. - Class A (a)	5	43
Lions Gate Entertainment Corp. - Class B (a)	8	74
Live Nation Entertainment, Inc. (a)	6	340
Loral Spacecom Corporation	1	16
Madison Square Garden Entertainment Corp. - Class A (a)	1	84
Magnite, Inc. (a)	5	32
Marchex, Inc. - Class B (a)	3	6
Marcus Corp.	3	26
Match Group Holdings II, LLC (a)	7	801
Match Group, Inc. (a)	2	198
Meredith Corporation	4	50
MSG Networks Inc. - Class A (a)	6	55
National CineMedia, Inc.	5	15
Netflix, Inc. (a)	8	4,238
New York Times Co. - Class A	12	500
News Corporation - Class A	29	404
News Corporation - Class B	13	182
Nexstar Media Group, Inc. - Class A	6	533
Omnicom Group Inc.	15	729
ORBCOMM Inc. (a)	6	19
QuinStreet, Inc. (a)	2	37
Reading International Inc. - Class A (a)	2	6
Roku Inc. - Class A (a)	2	358
Scholastic Corp.	3	73
Shenandoah Telecommunications Company	5	239
Sirius XM Holdings Inc.	68	366
Snap Inc. - Class A (a)	15	404
Spok Holdings, Inc.	2	20
Take-Two Interactive Software Inc. (a)	4	719
TechTarget, Inc. (a)	2	93
TEGNA Inc.	27	321
Telephone & Data Systems Inc.	9	173
T-Mobile USA, Inc. (a)	25	2,903
Townsquare Media Inc. - Class A	2	7
Travelzoo (a)	1	7
Tribune Publishing Company, LLC	5	58
TripAdvisor Inc.	7	133
Truecar, Inc. (a)	12	61
Twitter, Inc. (a)	17	773
US Cellular Corp. (a)	2	70
VeriSign, Inc. (a)	4	812
Verizon Communications Inc.	229	13,596
ViacomCBS Inc. - Class A	1	30
ViacomCBS Inc. - Class B	25	696
Vonage Holdings Corp. (a)	18	179
Walt Disney Co.	34	4,224
World Wrestling Entertainment, Inc. - Class A	3	108
Yelp Inc. - Class A (a)	6	124
Zedge, Inc. - Class B (a)	1	1
Zillow Group, Inc. - Class A (a)	2	230
Zillow Group, Inc. - Class C (a)	5	496
Zynga Inc. - Class A (a)	68	618
		102,434
Consumer Staples 7.1%
Alico, Inc.	1	24
Altria Group, Inc.	79	3,061
Archer-Daniels-Midland Company	22	1,023
B&G Foods, Inc. (b)	7	203
BJ's Wholesale Club Holdings, Inc. (a)	10	399
Boston Beer Co. Inc. - Class A (a)	1	576
Brown-Forman Corp. - Class A	3	216
Brown-Forman Corp. - Class B	10	781
Bunge Limited	10	455
Calavo Growers Inc.	2	110
Cal-Maine Foods Inc. (a)	5	173
Campbell Soup Company	14	696
Casey's General Stores Inc.	3	608
Central Garden & Pet Co. (a)	1	45
Central Garden & Pet Co. - Class A (a)	5	189
Church & Dwight Co. Inc.	10	931
Coca-Cola Consolidated Inc.	1	161
Colgate-Palmolive Co.	23	1,803
ConAgra Brands Inc.	24	841
Constellation Brands, Inc. - Class A	4	694
Costco Wholesale Corporation	12	4,107
Coty Inc. - Class A	55	147
Darling Ingredients Inc. (a)	17	620
Del Monte Fresh Produce Company	5	125
Dollar General Corporation	7	1,545
E.L.F. Beauty, Inc. (a)	4	72
Edgewell Personal Care Colombia S A S (a)	6	174
Energizer Holdings, Inc.	4	174
Estee Lauder Cos. Inc. - Class A	9	2,039
Farmer Bros. Co. (a)	2	7
Flowers Foods Inc.	20	476
General Mills, Inc.	20	1,262
Hain Celestial Group Inc. (a)	9	305
Herbalife Nutrition Ltd. (a)	11	508
Hershey Co.	5	742
Hormel Foods Corp.	14	666
Hostess Brands, Inc. - Class A (a)	14	171
Ingles Markets Inc. - Class A	2	70
Ingredion Inc.	6	452
Inter Parfums Inc.	3	99
J&J Snack Foods Corp.	2	220
JM Smucker Co.	5	592
John B. Sanfilippo & Son Inc.	1	66
Kellogg Co.	15	951
Keurig Dr Pepper Inc.	8	208
Kimberly-Clark Corporation	9	1,370
Kraft Heinz Foods Company	23	691
Lamb Weston Holdings Inc.	6	404
Lancaster Colony Corp.	2	444
Landec Corp. (a)	3	26
Limoneira Co.	1	15
Mannatech Inc.	—	5
McCormick & Co. Inc.	6	1,133
Medifast, Inc.	1	197
MGPI Processing, Inc.	2	75
Molson Coors Beverage Company - Class B	11	372
Mondelez International, Inc. - Class A	27	1,529
Monster Beverage 1990 Corporation (a)	11	846
National Beverage Corp. (a) (b)	2	149
Natura & Co Holding SA - ADR (b)	13	230
Natural Grocers By Vitamin Cottage, Inc.	2	21
Natural Health Trends Corp.	—	1
Nature's Sunshine Products Inc. (a)	1	9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Nu Skin Enterprises, Inc. - Class A	6	312
Oil-Dri Corp. of America	—	14
PepsiCo, Inc.	58	8,062
Performance Food Group Company (a)	10	352
Philip Morris International Inc.	39	2,932
Pilgrim's Pride Corporation (a)	18	263
Post Holdings, Inc. (a)	7	594
PriceSmart Inc.	2	152
Procter & Gamble Co.	69	9,627
Rite Aid Corporation (a) (b)	5	44
Sanderson Farms Inc.	2	258
Seneca Foods Corp. - Class A (a)	1	24
SpartanNash Co.	6	91
Spectrum Brands Legacy, Inc.	5	282
Sprouts Farmers Market, Inc. (a)	9	194
Sysco Corp.	20	1,235
Target Corporation	16	2,466
The Andersons, Inc.	3	62
The Chefs' Warehouse, Inc. (a)	3	37
The Clorox Company	5	1,077
The Coca-Cola Company	123	6,075
The Kroger Co.	63	2,153
The Simply Good Foods Company (a)	7	151
Tootsie Roll Industries Inc. (b)	3	99
Treehouse Foods, Inc. (a)	6	238
Tyson Foods Inc. - Class A	12	740
United Natural Foods Inc. (a)	6	86
Universal Corp.	4	155
US Foods Holding Corp. (a)	16	347
USANA Health Sciences, Inc. (a)	2	135
Vector Group Ltd.	15	141
Village Super Market Inc. - Class A	1	24
Walgreens Boots Alliance, Inc.	28	1,011
Walmart Inc.	40	5,609
WD-40 Co.	1	201
Weis Markets Inc.	4	179
		81,726
Materials 4.0%
AdvanSix Inc. (a)	6	77
Air Products and Chemicals, Inc.	6	1,885
Albemarle Corporation	7	663
Alcoa Corporation (a)	16	182
Allegheny Technologies Incorporated (a)	11	94
Amcor Plc	58	641
American Vanguard Corporation	4	47
Ampco-Pittsburgh Corporation (a)	1	3
AptarGroup, Inc.	5	510
Arconic Corporation (a)	7	133
Ashland Global Holdings Inc.	4	310
Avery Dennison Corporation	5	584
Avient Corporation	7	180
Axalta Coating Systems Ltd. (a)	24	527
Balchem Corporation	2	234
Ball Corporation	11	933
Berry Global Group, Inc. (a)	15	731
Boise Cascade Company	5	181
Cabot Corp.	7	245
Carpenter Technology Corp.	5	93
Celanese Corp. - Class A	7	772
Century Aluminum Co. (a)	8	60
CF Industries Holdings Inc.	18	547
Chase Corporation	1	122
Clearwater Paper Corporation (a)	2	75
Cleveland-Cliffs Inc. (b)	11	68
Coeur d'Alene Mines Corp. (a)	24	180
Commercial Metals Co.	16	325
Compass Minerals International, Inc.	3	197
Core Molding Technologies Inc. (a)	1	7
Corteva, Inc.	31	880
Crown Holdings Inc. (a)	10	760
Domtar Corp.	6	163
Dow Inc.	25	1,180
DuPont de Nemours, Inc.	21	1,153
Eagle Materials Inc.	3	287
Eastman Chemical Co.	7	512
Ecolab Inc.	7	1,461
Element Solutions, Inc. (a)	30	318
Ferro Corporation (a)	14	175
Ferroglobe PLC (a)	13	9
Ferroglobe Rep and Warranty Insurance Trust (a) (c)	10	—
Flotek Industries Inc. (a)	1	4
FMC Corporation	7	699
Freeport-McMoRan Inc. - Class B	64	1,003
FutureFuel Corp.	4	41
GCP Applied Technologies Inc. (a)	7	141
Gold Resource Corporation	4	15
Graphic Packaging Holding Company	35	497
Greif Inc. - Class A	5	195
Greif Inc. - Class B	1	41
H.B. Fuller Company	4	191
Hawkins Inc.	1	45
Haynes International Inc.	2	26
Hecla Mining Co.	59	302
Huntsman Corp.	22	497
Ingevity Corporation (a)	3	124
Innospec Inc.	3	168
International Flavors & Fragrances Inc.	4	500
International Paper Company	28	1,154
Intrepid Potash, Inc. (a)	2	17
Kaiser Aluminum Corporation	1	59
Koppers Holdings Inc. (a)	2	48
Kraton Corporation (a)	4	78
Kronos Worldwide, Inc.	13	162
Linde Public Limited Company	10	2,357
Livent Corporation (a) (b)	7	60
Louisiana-Pacific Corp.	8	251
LSB Industries Inc. (a)	3	4
LyondellBasell Industries N.V. - Class A	18	1,291
Martin Marietta Materials Inc.	3	659
Materion Corp.	2	106
Mercer International Inc.	11	72
Minerals Technologies Inc.	4	201
MOS Holdings Inc.	21	378
Myers Industries Inc.	3	46
Neenah Inc.	2	65
NewMarket Corp.	1	355
Newmont Corporation	24	1,522
Nucor Corporation	15	658
O-I Glass, Inc.	22	231
Olin Corporation	17	206
Olympic Steel, Inc.	1	12
P.H. Glatfelter Co.	4	62
Packaging Corporation of America	7	748
Park Aerospace Technologies Corp.	2	23
PPG Industries, Inc.	11	1,294
PQ Group Holdings Inc. (a)	4	42
Rayonier Advanced Materials Inc. (a)	11	37
Reliance Steel & Aluminum Co.	6	577
Resolute Forest Products Inc. (a)	8	38
Royal Gold Inc.	2	289
RPM International Inc.	6	515
Ryerson Holding Corp. (a)	3	15
Schnitzer Steel Industries Inc. - Class A	3	51
Schweitzer-Mauduit International Inc.	6	176
Scotts Miracle-Gro Co. - Class A	5	716
Sealed Air Corporation	12	447
Sensient Technologies Corporation	4	231
Sherwin-Williams Co.	3	2,430
Silgan Holdings Inc.	14	508
Sonoco Products Co.	10	535
Southern Copper Corporation	4	190
Steel Dynamics Inc.	24	686
Stepan Co.	2	247
Summit Materials, Inc. - Class A (a)	11	188
SunCoke Energy, Inc.	8	27
The Chemours Company	15	315
TimkenSteel Corp. (a)	5	16
Trecora Resources (a)	2	12

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Tredegar Corp.	3	42
Trinseo S.A.	6	158
Tronox Holdings PLC	10	79
U.S. Concrete, Inc. (a)	2	63
UFP Industries, Inc.	5	275
UFP Technologies Inc. (a)	—	12
United States Lime & Minerals Inc.	1	45
United States Steel Corporation (b)	17	126
Univar Solutions Inc. (a)	14	233
Universal Stainless & Alloy Products Inc. (a)	1	4
Valvoline, Inc.	15	293
Verso Corporation - Class A	4	28
Vulcan Materials Co.	6	809
W. R. Grace & Co.	5	185
Warrior Met Coal, Inc.	7	125
Westlake Chemical Corporation	6	387
Westrock Company, Inc.	12	418
Worthington Industries Inc.	6	234
		45,916
Utilities 2.8%
ALLETE, Inc.	4	218
Alliant Energy Corporation	9	464
Ameren Corporation	8	604
American Electric Power Company, Inc.	13	1,088
American States Water Company	3	228
American Water Works Company, Inc.	5	751
Artesian Resources Corporation - Class A	1	32
Atlantica Yield PLC	9	245
Atmos Energy Corporation	5	524
AVANGRID, Inc.	5	239
Avista Corporation	7	227
Black Hills Corporation	4	233
Brookfield Renewable Corporation - Class A	6	364
California Water Service Group	5	213
CenterPoint Energy, Inc.	22	421
Chesapeake Utilities Corporation	2	133
Clearway Energy, Inc. - Class A	4	89
Clearway Energy, Inc. - Class C	6	168
CMS Energy Corp.	11	646
Consolidated Edison, Inc.	9	680
Consolidated Water Co. Ltd.	2	19
Dominion Energy, Inc.	21	1,692
DTE Energy Company	6	724
Duke Energy Corporation	19	1,653
Edison International	9	450
Entergy Corporation	7	702
Essential Utilities, Inc.	10	401
Evergy, Inc.	8	402
Eversource Energy	9	783
Exelon Corporation	25	910
FirstEnergy Corp.	14	413
Genie Energy Ltd. - Class B	2	16
Hawaiian Electric Industries Inc.	10	323
IDACORP Inc.	4	313
MDU Resources Group Inc.	19	424
MGE Energy, Inc.	3	208
Middlesex Water Co.	2	96
National Fuel Gas Company	8	322
New Jersey Resources Corp.	8	225
NextEra Energy, Inc.	12	3,399
NiSource Inc.	14	307
Northwest Natural Holding Company	2	95
NorthWestern Corp.	5	221
NRG Energy, Inc.	19	595
OGE Energy Corp.	13	376
One Gas, Inc.	4	252
Ormat Technologies Inc.	5	311
Otter Tail Corp.	4	132
Pacific Gas And Electric Company (a)	10	92
Pinnacle West Capital Corp.	6	471
PNM Resources, Inc.	7	302
Portland General Electric Co.	7	251
PPL Corporation	18	492
Public Service Enterprise Group Inc.	14	747
Sempra Energy	5	646
SJW Corp.	4	219
South Jersey Industries Inc.	8	151
Southwest Gas Corp.	5	286
Spark Energy Inc. - Class A	1	12
Spire, Inc.	4	231
The AES Corporation	28	503
The Southern Company	26	1,420
UGI Corp.	8	262
Unitil Corp.	1	54
Vistra Energy Corp.	38	723
WEC Energy Group Inc.	9	882
Xcel Energy Inc.	14	961
York Water Co.	1	62
		32,098
Energy 2.3%
Adams Resources & Energy, Inc.	—	5
Antero Midstream Corporation	10	52
Antero Resources Corporation (a)	25	68
Apache Corporation	31	296
Archrock, Inc.	19	101
Baker Hughes, a GE Company, LLC - Class A	29	381
Berry Corporation (Bry)	5	17
Bonanza Creek Energy, Inc. (a)	1	18
Bristow Group Inc. (a)	1	11
Cabot Oil & Gas Corp.	36	620
Cactus Inc. - Class A	4	74
Callon Petroleum Company (a) (b)	6	28
Centennial Resource Development, LLC - Class A (a) (b)	20	12
ChampionX Corporation (a)	15	117
Cheniere Energy, Inc. (a)	11	491
Chevron Corporation	46	3,337
Cimarex Energy Co.	9	210
Clean Energy Fuels Corp. (a)	22	56
CNX Resources Corporation (a)	22	211
Concho Resources Inc.	11	493
ConocoPhillips	60	1,961
CONSOL Mining Corporation (a)	5	21
Contango Oil & Gas Company (a) (b)	2	3
Continental Resources Inc.	14	171
Core Laboratories N.V.	4	61
CVR Energy, Inc.	9	108
Dawson Geophysical Co. (a)	3	4
Delek US Holdings, Inc.	10	109
Devon Energy Corporation	35	327
DHT Holdings, Inc.	22	116
Diamondback Energy, Inc.	2	68
DMC Global Inc.	2	73
Dorian LPG Ltd. (a)	5	44
Dril-Quip Inc. (a)	4	101
Enlink Midstream, LLC	30	70
EOG Resources, Inc.	27	955
EQT Corporation	20	261
Equitrans Midstream Corp.	16	134
Evolution Petroleum Corporation	3	6
Exterran Trinidad LLC (a)	5	21
Exxon Mobil Corporation	112	3,836
Forum Energy Technologies, Inc. (a)	11	6
Frank's International N.V. (a)	22	34
GasLog Ltd.	12	33
Geospace Technologies Corporation (a)	1	4
Green Plains Renewable Energy Inc. (a)	4	61
Gulf Island Fabrication Inc. (a)	1	3
Gulfport Energy Corporation (a)	28	15
Halliburton Company	52	621
Helix Energy Solutions Group, Inc. (a)	22	52
Helmerich & Payne Inc.	8	120
Hess Corporation	14	583
HighPoint Resources Corporation (a) (b)	15	3
HollyFrontier Corp.	15	292
International Seaways, Inc.	2	29
ION Geophysical Corp. (a) (b)	1	1
Kinder Morgan, Inc.	58	719
KLX Energy Services Holdings, Inc. (a) (b)	—	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Kosmos Energy Ltd.	42	40
Laredo Petroleum, Inc. (a)	1	13
Liberty Oilfield Services Inc. - Class A	5	44
Mammoth Energy Services, Inc. (a)	2	4
Marathon Oil Corporation	56	228
Marathon Petroleum Corporation	27	780
Matador Resources Co. (a)	13	108
Matrix Service Co. (a)	3	27
Montage Resources Corporation (a)	1	6
Murphy Oil Corporation	17	148
Nabors Industries Ltd (b)	1	21
NACCO Industries Inc. - Class A	1	9
National Oilwell Varco, Inc.	23	211
Natural Gas Services Group, Inc. (a)	2	14
Newpark Resources Inc. (a)	10	11
NexTier Oilfield Solutions Inc. (a)	33	61
Noble Energy, Inc.	31	262
Northern Oil and Gas Incorporated (a) (b)	5	27
Occidental Petroleum Corporation	44	444
Oceaneering International, Inc. (a)	12	41
Oil States International Inc. (a)	6	16
ONEOK, Inc.	13	345
Panhandle Oil and Gas Inc. - Class A	2	2
Par Pacific Holdings, Inc. (a)	7	48
Parsley Energy Inc. - Class A	24	224
Patterson-UTI Energy Inc.	17	48
PBF Energy Inc. - Class A	12	68
PDC Energy, Inc. (a)	10	122
Peabody Energy Corp.	12	28
Penn Virginia Corporation (a)	—	3
Phillips 66	12	611
Pioneer Natural Resources Co.	8	685
Propetro Holding Corp. (a)	11	44
QEP Resources, Inc.	33	30
Range Resources Corporation	16	108
Reg Biofuels, LLC (a)	5	258
REX Stores Corp. (a)	—	11
Ring Energy Inc. (a) (b)	4	2
RPC Inc. (a)	13	33
Schlumberger Ltd.	44	685
Scorpio Tankers Inc.	6	69
SEACOR Holdings Inc. (a)	4	115
SEACOR Marine Holdings Inc. (a)	2	4
Select Energy Services, Inc. - Class A (a)	12	45
SFL Corporation Ltd.	16	117
SM Energy Company	13	21
Southwestern Energy Co. (a)	52	123
Talos Energy Inc. (a)	7	48
Targa Resources Corp.	15	213
TechnipFMC PLC	27	172
Teekay Shipping (Canada) Ltd. (a) (b)	7	16
Teekay Tankers Ltd. - Class A (a) (b)	—	5
TETRA Technologies, Inc. (a)	8	4
The Williams Companies, Inc.	44	860
Tidewater Inc. (a)	3	20
Transocean Ltd. (a) (b)	35	29
U.S. Silica Holdings, Inc.	12	37
Valero Energy Corporation	16	684
World Fuel Services Corp.	7	158
WPX Energy, Inc. (a)	41	201
		26,437
Real Estate 0.2%
Altisource Portfolio Solutions S.A. (a) (b)	1	18
CBRE Group, Inc. - Class A (a)	16	762
CTO Realty Growth Inc.	—	19
Cushman & Wakefield PLC (a) (b)	9	98
Dwight A. Walker Real Estate, Inc. - Class A	5	148
Florida Rock Properties, Inc. (a)	1	22
Forestar Group Inc. (a)	—	7
Jones Lang LaSalle Incorporated	4	396
Kennedy-Wilson Holdings Inc.	13	192
Marcus & Millichap Inc. (a)	4	115
Newmark Group, Inc. - Class A	16	69
Rafael Holdings, Inc. - Class B (a)	1	22
Realogy Holdings Corp. (a)	16	150
Redfin Corporation (a)	5	247
St. Joe Co. (a)	9	179
Stratus Properties Inc. (a)	—	10
Tejon Ranch Co. (a)	3	44
The Howard Hughes Corporation (a)	3	185
The Rmr Group Inc. - Class A	2	52
		2,735
Total Common Stocks (cost $827,626)		1,153,025
PREFERRED STOCKS 0.0%
Consumer Discretionary 0.0%
Qurate Retail, Inc. (a)	1	108
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63%, (callable at 25 beginning 06/22/25) (d)	2	57
Total Preferred Stocks (cost $477)		165
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (c)	8	4
Dyax Corp. (a) (c)	2	—
Elanco Animal Health (a) (c)	2	—
First Eagle Private Credit, LLC (a) (c)	4	—
Total Rights (cost $1)		4
OTHER EQUITY INTERESTS 0.0%
Calamos Asset Management Inc. (a) (e)	2	2
Total Other Equity Interests (cost $0)		2
SHORT TERM INVESTMENTS 0.5%
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (f) (g)	3,694	3,694
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (f) (g)	1,535	1,535
Total Short Term Investments (cost $5,229)		5,229
Total Investments 100.2% (cost $833,333)		1,158,425
Other Assets and Liabilities, Net (0.2)%		(2,411)
Total Net Assets 100.0%		1,156,014

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.7%
Industrials 18.4%
AAON, Inc.	3	166
AAR Corp.	2	32
ABM Industries Incorporated	6	216
Acacia Research Corporation (a)	6	19
ACCO Brands Corporation	7	41
Acuity Brands, Inc.	2	183
Advanced Drainage Systems, Inc.	3	205
Aegion Corporation (a)	1	20
Aerojet Rocketdyne Holdings, Inc. (a)	5	206
AeroVironment, Inc. (a)	2	116
AGCO Corporation	3	201
Air Lease Corporation - Class A	5	154
Air Transport Services Group, Inc. (a)	6	150
Alamo Group Inc.	1	135
Albany International Corp. - Class A	2	124
Allegiant Travel Company	1	135
Allied Motion Technologies Inc.	1	42
Allison Systems, Inc.	6	205
Altra Industrial Motion Corp.	5	190
Ameresco, Inc. - Class A (a)	4	127
American Superconductor Corporation (a)	2	36
American Woodmark Corporation (a)	2	142
APi Group Corporation (a)	2	30
Apogee Enterprises, Inc.	3	55
Applied Industrial Technologies, Inc.	3	177
ARC Document Solutions, Inc.	3	3
Arcbest Corporation	2	57
Arcosa, Inc.	4	156
Ardmore Shipping Services (Ireland) Limited	4	13
Argan, Inc.	1	47
Armstrong Flooring, Inc. (a)	2	7
Armstrong World Industries, Inc.	3	201
Astec Industries, Inc.	2	113
Astronics Corporation (a)	3	19
Astronics Corporation - Class B (a)	—	1
Atkore International Group Inc. (a)	5	108
Atlas Air Worldwide Holdings, Inc. (a)	3	188
Avis Budget Group, Inc. (a)	6	170
Axone Intelligence Inc. (a)	1	64
AZZ Inc.	3	86
Barnes Group Inc.	4	148
Barrett Business Services, Inc.	1	34
Beacon Roofing Supply, Inc. (a)	6	195
BG Staffing, Inc.	2	13
Blue Bird Global Corporation (a)	3	37
BlueLinx Holdings Inc. (a)	1	17
Brady Corp. - Class A	3	115
BrightView Holdings, Inc. (a)	8	95
Builders FirstSource, Inc. (a)	11	366
CAI International Inc.	2	47
Casella Waste Systems Inc. - Class A (a)	4	214
CBIZ Inc. (a)	5	123
Ceco Environmental Corp. (a)	5	40
Chart Industries, Inc. (a)	2	166
Cimpress Public Limited Company (a)	2	141
CIRCOR International, Inc. (a)	2	44
Civeo Corporation (a)	12	8
Clean Harbors Inc. (a)	4	199
Colfax Corp. (a)	7	227
Columbus Mckinnon Corp.	3	95
Comfort Systems USA Inc.	3	168
Commercial Vehicle Group Inc. (a)	4	27
Construction Partners, Inc. - Class A (a)	4	76
Costamare Inc.	11	66
Covanta Holding Corporation	13	99
Covenant Transportation Group, Inc. - Class A (a)	1	24
CRA International, Inc.	1	33
Crane Co.	2	80
CSW Industrials Inc.	2	119
Cubic Corp.	2	143
Curtiss-Wright Corp.	2	147
Daseke Companies, Inc. (a)	7	38
Deluxe Corp.	3	88
Douglas Dynamics, Inc.	2	84
Ducommun Inc. (a)	1	39
DXP Enterprises Inc. (a)	2	31
Dycom Industries, Inc. (a)	3	148
Eagle Bulk Shipping Inc. (a)	1	18
Eastern Co.	1	11
Echo Global Logistics, Inc. (a)	3	67
Elance, Inc. (a)	10	176
EMCOR Group, Inc.	4	243
Encore Wire Corp.	2	82
Energy Recovery, Inc. (a)	4	36
Enerpac Tool Group Corp.	6	114
EnerSys	3	208
Ennis Inc.	3	50
EnPro Industries, Inc.	2	95
ESCO Technologies Inc.	2	161
Evoqua Water Technologies Corp. (a)	11	242
Exponent, Inc.	3	220
Federal Signal Corporation	6	166
Flowserve Corporation	5	125
Fluor Corp.	4	31
Forrester Research Inc. (a)	1	49
Forward Air Corp.	3	157
Franklin Covey Co. (a)	1	24
Franklin Electric Co. Inc.	3	191
FreightCar America Inc. (a)	1	1
Gates Industrial Corporation PLC (a)	9	97
GATX Corporation	3	174
Genco Shipping & Trading Limited	5	35
Generac Holdings Inc. (a)	2	450
Gibraltar Industries Inc. (a)	3	169
GMS Inc. (a)	4	108
Goldfield Corp. (a)	1	6
Gorman-Rupp Co.	2	73
GP Strategies Corporation (a)	1	11
GrafTech International Ltd.	18	120
Graham Corp.	1	15
Granite Construction Incorporated	4	67
Great Lakes Dredge & Dock Corp. (a)	6	55
Greenbrier Cos. Inc.	3	79
H&E Equipment Services, Inc.	3	68
Harsco Corporation (a)	6	87
Hawaiian Holdings, Inc.	4	51
HC2 Holdings, Inc. (a) (b)	1	2
Healthcare Services Group Inc.	7	143
Heartland Express Inc.	7	133
Heidrick & Struggles International Inc.	3	52
Helios Technologies, Inc.	3	122
Herc Holdings Inc. (a)	3	105
Heritage-Crystal Clean, LLC (a)	3	40
Herman Miller Inc.	5	139
Hertz Global Holdings, Inc. (a)	11	12
Hexcel Corp.	1	36
Hill International Inc. (a)	5	7
HNI Corp.	5	143
HUB Group Inc. - Class A (a)	3	153
Hudson Global, Inc. (a)	—	2
Hurco Cos. Inc.	1	29
Huron Consulting Group Inc. (a)	2	72
Huttig Building Products Inc. (a)	2	3
Hyster-Yale Materials Handling Inc. - Class A	2	64
ICF International, Inc.	2	109
IES Holdings, Inc. (a)	2	62
InnerWorkings, Inc. (a)	6	19
Innovative Solutions and Support, Inc.	—	3
Insperity, Inc.	2	151
Insteel Industries, Inc.	2	39
Interface Inc.	5	32
IntriCon Corporation (a)	1	17
ITT Industries Holdings, Inc.	—	27
JELD-WEN Holding, Inc. (a)	9	203
John Bean Technologies Corp.	2	159
Kadant Inc.	1	122

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Kaman Corp.	2	90
Kelly Services Inc. - Class A	4	60
Kennametal Inc.	7	209
Kforce Inc.	2	75
Kimball International Inc. - Class B	4	40
Kirby Corp. (a)	2	71
Knoll Inc.	4	54
Korn Ferry	5	157
Kratos Defense & Security Solutions, Inc. (a)	8	161
Landstar System Inc.	2	272
Lawson Products Inc. (a)	1	49
LB Foster Co. (a)	1	14
Lincoln Electric Holdings Inc.	1	73
Lindsay Corp.	1	84
LSI Industries Inc.	3	22
Lydall Inc. (a)	2	30
Macquarie Infrastructure Corporation	7	178
Manitex International Inc. (a)	1	4
Manitowoc Co. Inc. (a)	4	35
ManpowerGroup Inc.	2	125
Marten Transport Ltd.	8	136
Masonite International Corporation (a)	3	249
MasTec Inc. (a)	5	215
Mastech Digital, Inc. (a)	1	14
Matson Intermodal - Paragon, Inc.	4	166
Matthews International Corp. - Class A	3	72
McGrath RentCorp	2	137
Mercury Systems Inc. (a)	3	233
Meritor, Inc. (a)	7	142
Mesa Air Group, Inc. (a)	4	12
Middleby Corp. (a)	2	178
Miller Industries Inc.	1	41
Mistras Group, Inc. (a)	3	10
Moog Inc. - Class A	3	178
MRC Global Inc. (a)	7	30
MSA Safety Inc.	2	309
MSC Industrial Direct Co. - Class A	1	95
Mueller Industries Inc.	5	146
Mueller Water Products Inc. - Class A	15	155
MYR Group Inc. (a)	2	80
National Presto Industries Inc.	1	70
Navistar International Corporation (a)	6	266
NN Inc.	4	21
Northwest Pipe Co. (a)	1	27
Now, Inc. (a)	9	39
NV5 Global, Inc. (a)	1	54
Nvent Electric Public Limited Company	10	171
Omega Flex Inc.	1	159
Orion Energy Systems, Inc. (a)	5	40
Orion Group Holdings, Inc. (a)	2	7
Oshkosh Corp.	4	273
PAM Transportation Services Inc. (a)	1	20
Park-Ohio Holdings Corp.	1	19
Patrick Industries, Inc.	2	112
Patriot Transportation, Inc.	—	3
PGT Innovations, Inc. (a)	5	83
Powell Industries Inc.	1	26
Preformed Line Products Co.	1	26
Primoris Services Corporation	5	86
Proto Labs Inc. (a)	2	254
Quad/Graphics Inc. - Class A	3	9
Quanex Building Products Corp.	2	40
Quanta Services, Inc.	1	76
Radiant Logistics, Inc. (a)	6	30
Raven Industries Inc.	4	80
RBC Bearings Incorporated (a)	1	172
Red Violet, Inc. (a)	1	23
Regal-Beloit Corp.	3	238
Resideo Technologies, Inc. (a)	8	83
Resources Connection, Inc.	4	44
REV Group Inc.	6	44
Rexnord Corporation	7	208
RR Donnelley & Sons Co.	8	12
Rush Enterprises Inc. - Class A	2	116
Saia, Inc. (a)	2	273
Schneider National, Inc. - Class B	5	135
Scorpio Bulkers Inc.	1	9
Sharps Compliance Corp. (a)	1	9
Shyft Group, Inc.	3	65
Simpson Manufacturing Co. Inc.	3	245
SiteOne Landscape Supply, Inc. (a)	2	283
SkyWest Inc.	4	108
SP Plus Corporation (a)	2	33
SPX Corp. (a)	4	203
SPX Flow, Inc. (a)	2	88
Standex International Corp.	2	96
Steelcase Inc. - Class A	8	80
Stericycle Inc. (a)	—	14
Sterling Construction Co. Inc. (a)	3	47
Stock Building Supply Holdings, LLC (a)	6	256
SunRun Inc. (a)	11	875
Team, Inc. (a)	3	16
Tennant Co.	2	115
Terex Corp.	7	139
Tetra Tech, Inc.	3	330
Textainer Group Holdings Limited (a)	5	77
Thermon Group Holdings, Inc. (a)	2	25
Timken Co.	5	258
Titan International, Inc.	9	27
Titan Machinery Inc. (a)	2	24
TPI Composites, Inc. (a)	4	128
Transact, Inc. (a)	1	22
Trex Company, Inc. (a)	7	527
TriMas Corp. (a)	4	95
TriNet Group Inc. (a)	4	230
Trinity Industries Inc.	8	160
Triton Container International Limited - Class A	6	231
TrueBlue, Inc. (a)	2	36
Tutor Perini Corp. (a)	5	51
Twin Disc Inc. (a)	1	4
U.S. Xpress Enterprises, Inc. (a)	5	40
Ultralife Corp. (a)	—	1
UniFirst Corp.	1	184
Universal Logistics Holdings, Inc.	3	53
US Ecology Parent, Inc.	2	52
USA Truck Inc. (a)	1	11
Valmont Industries Inc.	1	161
Vectrus, Inc. (a)	1	57
Veritiv Corp. (a)	2	21
Viad Corp	2	36
Vicor Corp. (a)	3	229
VSE Corp.	1	30
Wabash National Corp.	4	46
Watts Water Technologies Inc. - Class A	2	164
Welbilt Inc. (a)	10	64
Werner Enterprises Inc.	4	176
WESCO International, Inc. (a)	5	200
Willdan Group, Inc. (a)	1	19
WillScot Mobile Mini Holdings Corp. - Class A (a)	21	356
Woodward Governor Co.	2	157
YRC Worldwide Inc. (a)	4	16
		29,125
Financials 17.9%
1st Constitution Bancorp	1	7
1st Security Bank of Washington	—	20
1st Source Corporation	2	75
ACNB Corporation	1	24
Affiliated Managers Group, Inc.	3	185
Allegiance Bancshares, Inc.	2	45
Altabancorp	2	44
A-Mark Precious Metals, Inc.	1	27
Ambac Financial Group, Inc. (a)	3	35
American Equity Investment Life Holding Company	8	184
American National Bankshares Inc.	1	29
American National Group, Inc.	2	102
American River Bankshares	1	11
Ameris Bancorp	5	123
Amerisafe, Inc.	2	109
Ames National Corporation	1	17

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Argo Group International Holdings, Ltd.	2	82
Arrow Financial Corporation	2	53
Artisan Partners Asset Management Inc. - Class A	6	227
Assetmark Financial Holdings, Inc. (a)	2	39
Associated Banc-Corp	12	152
Associated Capital Group Inc. - Class A	—	13
Assured Guaranty Ltd.	6	122
Atlantic Capital Bancshares, Inc. (a)	3	29
Atlantic Union Bank	6	132
Atlanticus Holdings Corporation (a)	2	23
AXIS Capital Holdings Limited	3	114
Axos Financial, Inc. (a)	6	146
Banc of California, Inc.	3	34
BancFirst Corporation	3	135
BancorpSouth Bank	7	136
Bank of Hawaii Corporation	2	110
Bank of Marin Bancorp	2	47
Bank of N.T. Butterfield & Son Limited (The)	6	123
Bank OZK	8	173
BankFinancial Corporation	2	12
BankUnited, Inc.	7	150
Banner Corporation	3	92
Bar Harbor Bankshares	2	31
Baycom Corp (a)	1	11
BCB Bancorp, Inc.	2	16
Berks County Industrial Development Authority (a)	4	20
Berkshire Hills Bancorp, Inc.	6	56
BGC Partners, Inc. - Class A	31	74
Blucora, Inc. (a)	4	40
BOK Financial Corporation	2	116
Boston Private Financial Holdings Inc.	9	47
Bridge Bancorp Inc.	2	42
Bridgewater Bancshares, Inc. (a)	3	31
Brighthouse Financial, Inc. (a)	6	170
Brightsphere Investment Group Inc.	10	130
Brookline Bancorp, Inc.	7	64
Bryn Mawr Bank Corp.	2	54
Business First Bancshares, Inc. (b)	2	30
Byline Bancorp, Inc.	4	47
C&F Financial Corporation	—	12
Cadence Bancorporation - Class A	9	79
Cambridge Bancorp	1	32
Camden National Corp.	1	35
Cannae Holdings, Inc. (a)	6	234
Capital City Bank Group Inc.	2	35
Capitol Federal Financial	12	110
Capstar Financial Holdings, Inc.	2	19
Cathay General Bancorp	6	134
CBTX, Inc.	2	38
Central Pacific Financial Corp.	2	30
Central Valley Community Bancorp	1	11
Century Bancorp Inc. - Class A	1	37
Chemung Financial Corporation	—	5
CIT Group Inc.	5	82
Citizens & Northern Corp.	2	26
Citizens Inc. - Class A (a)	4	22
City Holdings Co.	2	89
Civista Bancshares Inc.	2	25
CNB Financial Corp.	3	39
Cohen & Steers, Inc.	4	199
Columbia Banking System Inc.	6	145
Columbia Financial, Inc. (a)	9	104
Comerica Inc.	1	28
Community Bank System Inc.	4	207
Community Bankers Trust Corp.	1	7
Community Trust Bancorp Inc.	2	54
ConnectOne Bancorp, Inc.	3	48
Cowen Inc. - Class A	2	32
Crawford & Co. - Class A	3	18
Crawford & Co. - Class B	3	18
Crossfirst Bankshares Inc. (a)	1	11
Cullen/Frost Bankers Inc.	3	162
Curo Group Holdings Corp.	3	25
Customers Bancorp, Inc. (a)	2	27
CVB Financial Corp.	9	154
Diamond Hill Investment Group, Inc.	—	48
Dime Community Bancshares Inc.	2	26
Donegal Group Inc. - Class A	3	39
Donnelley Financial Solutions, Inc. (a)	4	54
Eagle Bancorp Inc.	3	80
East West Bancorp, Inc.	4	124
Eaton Vance Corp.	6	237
eHealth, Inc. (a)	2	133
Elevate Credit, Inc. (a)	4	11
Employer Holdings Inc.	3	77
Encore Capital Group, Inc. (a)	3	111
Enova International, Inc. (a)	3	52
Enstar Group Limited (a)	1	207
Enterprise Bancorp Inc.	2	38
Enterprise Financial Services Corp.	3	76
Equity Bancshares, Inc. - Class A (a)	2	38
Esquire Financial Holdings, Inc. (a)	1	14
Essent Group Ltd.	8	281
Evercore Inc. - Class A	3	204
EZCORP, Inc. - Class A (a)	7	36
Farmers National Banc Corp.	3	37
FB Financial Corporation	4	97
FBL Financial Group, Inc. - Class A	2	119
Federal Agricultural Mortgage Corporation - Class C	1	57
Federated Investors, Inc. - Class B	8	166
Fednat Holding Company	1	9
Financial Institutions Inc.	1	22
First Bancorp.	3	53
First Bancorp.	18	94
First Bancshares Inc.	3	53
First Bank of New Jersey	1	8
First Busey Corporation	5	72
First Business Financial Services, Inc.	1	17
First Citizens BancShares, Inc. - Class A	—	131
First Commonwealth Financial Corporation	9	71
First Community Bancshares, Inc.	2	39
First Financial Bancorp.	8	96
First Financial Bankshares, Inc.	10	272
First Financial Corporation	2	50
First Financial Northwest, Inc.	1	7
First Foundation Inc.	3	40
First Hawaiian, Inc.	9	124
First Horizon National Corporation	12	109
First Internet Bancorp	1	20
First Interstate BancSystem, Inc. - Class A	3	111
First Merchants Corporation	5	110
First Mid Bancshares, Inc.	2	53
First Midwest Bancorp, Inc.	10	104
First United Corporation	—	6
FirstCash, Inc.	3	148
Flagstar Bancorp, Inc.	6	172
Flushing Financial Corp.	4	44
FNB Corp.	19	130
Fulton Financial Corp.	12	113
GAMCO Investors Inc. - Class A	1	14
GBLI Holdings, LLC - Class A	1	30
Genworth Financial, Inc. - Class A (a)	4	13
German American Bancorp Inc.	2	58
Glacier Bancorp, Inc.	7	210
Goosehead Insurance, Inc. - Class A	1	90
Great Southern Bancorp Inc.	2	57
Great Western Bancorp Inc.	5	60
Green Dot Corporation - Class A (a)	5	254
Greenhill & Co. Inc.	2	27
Greenlight Capital Re, Ltd. - Class A (a)	4	24
Guaranty Bancshares Inc.	2	38
Hallmark Financial Services, Inc. (a)	2	5
Hamilton Lane Inc. - Class A	2	100
Hancock Whitney Co.	7	134
Hanmi Financial Corp.	3	24
Hanover Insurance Group Inc.	2	155
HarborOne Bancorp, Inc.	7	57
HCI Group, Inc.	1	45
Heartland Financial USA, Inc.	3	96
Hennessy Advisors Inc. (b)	1	6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Heritage Commerce Corp.	6	38
Heritage Financial Corporation	3	55
Heritage Insurance Holdings, Inc.	4	41
Hingham Institution for Savings	—	46
Home Bancorp, Inc.	1	24
Home BancShares, Inc.	12	184
HomeStreet, Inc.	2	54
HomeTrust Bancshares Inc.	1	15
Hope Bancorp, Inc.	10	75
Horace Mann Educators Corp.	4	120
Horizon Bancorp Inc.	5	47
Houlihan Lokey Inc. - Class A	3	189
Howard Bancorp Inc. (a)	2	19
Independence Holding Co.	1	26
Independence Holdings, LLC	6	181
Independent Bank Corp.	2	114
Independent Bank Group, Inc.	3	137
Interactive Brokers Group, Inc.	4	194
International Bancshares Corporation	6	148
Invesco Ltd.	9	100
Investors Bancorp, Inc.	19	140
Investors Title Co.	—	33
James River Group, Inc.	3	124
Janus Henderson Group PLC	11	232
Jefferies Financial Group Inc.	11	192
Kearny Financial Corp	3	22
Kemper Corp.	3	185
Kingstone Cos. Inc.	1	8
Kinsale Capital Group, Inc.	1	232
Lakeland Bancorp Inc.	5	46
Lakeland Financial Corp.	2	103
Lazard Ltd - Class A	5	165
LCNB Corp.	1	7
LendingClub Corporation (a)	8	39
LendingTree, Inc. (a) (b)	1	272
Live Oak Bancshares, Inc.	4	91
Longlade, Dr Charles W	2	25
Luther Burbank Corporation	5	45
Macatawa Bank Corp.	5	31
Maiden Holdings, Ltd. (a)	5	6
Manning & Napier, Inc. - Class A	3	11
Marlin Business Services Inc.	1	5
MBIA Inc. (a)	6	33
Mercantile Bank Corp.	2	35
Merchants Bancorp, Inc.	3	51
Mercury General Corp.	4	153
Meridian Bancorp, Inc.	4	40
Meta Financial Group, Inc.	3	56
Metropolitan Bank Holding Corp. (a)	1	21
Midland States Bancorp Inc.	3	35
MidWestOne Financial Group Inc.	2	40
Moelis & Company LLC - Class A	5	172
Mr. Cooper Group Inc. (a)	9	195
MVB Financial Corp.	1	21
National Bank Holdings Corp. - Class A	2	53
National Bankshares Inc.	—	8
National General Holdings Corp.	8	275
National Western Life Group Inc. - Class A	—	55
Navient Corporation	16	137
NBT Bancorp Inc.	4	94
Nelnet, Inc. - Class A	2	135
New York Community Bancorp Inc.	19	158
Nicholas Financial, Inc. (a)	2	14
Nicolet Bankshares, Inc. (a)	1	56
NMI Holdings Inc. - Class A (a)	5	92
Northeast Bank	1	14
Northfield Bancorp Inc.	4	40
Northrim BanCorp Inc.	1	14
Northwest Bancshares Inc.	11	99
OceanFirst Financial Corp.	5	62
Ocwen Financial Corporation (a)	—	8
OFG Bancorp	4	52
Old National Bancorp	10	129
Old Republic International Corp.	10	152
Old Second Bancorp Inc.	3	21
Oppenheimer Holdings Inc. - Class A	2	35
Origin Bancorp, Inc.	2	42
Pacific Mercantile Bancorp (a)	1	4
Pacific Premier Bancorp, Inc.	7	138
PacWest Bancorp	7	114
Palomar Holdings, Inc. (a)	1	67
Park National Corp.	1	115
Peapack Gladstone Financial Corp.	2	31
PennyMac Financial Services, Inc.	7	404
Peoples Bancorp Inc.	2	44
People's United Financial Inc.	18	186
Pinnacle Financial Partners, Inc.	4	155
Piper Jaffray Cos.	2	114
PJT Partners Inc. - Class A	2	138
Popular Inc.	3	100
Preferred Bank	1	39
Premier Financial Corporation	3	48
Primerica, Inc.	2	263
ProAssurance Corporation	5	83
Prosperity Bancshares Inc.	1	29
Protective Insurance Company - Class B	1	16
Provident Financial Services, Inc.	6	79
Pzena Investment Management, Inc. - Class A	1	6
QCR Holdings, Inc.	2	47
Radian Group Inc.	2	25
RBB Bancorp	2	28
Regional Management Corp. (a)	1	19
Reliant Bancorp, Inc.	1	9
Renasant Corporation	5	124
Republic Bancorp Inc. - Class A	2	52
Republic First Bancorp Inc. (a)	5	10
Riverview Bancorp Inc.	3	11
RLI Corp.	3	256
S&T Bancorp Inc.	3	61
Safeguard Scientifics Inc.	1	8
Safety Insurance Group, Inc.	1	91
Sandy Spring Bancorp Inc.	3	76
Seacoast Banking Corp. of Florida (a)	4	79
Select Bancorp, Inc. (a)	1	11
Selective Insurance Group Inc.	4	213
ServisFirst Bancshares, Inc.	5	166
Sierra BanCorp	2	30
Silvercrest Asset Management Group Inc. - Class A	1	8
Simmons First National Corp. - Class A	9	143
SLM Corporation	26	210
Smartfinancial, Inc.	2	21
South State Corp.	5	232
Southern First Bancshares Inc. (a)	1	20
Southern Missouri Bancorp Inc.	1	23
Southern National Bancorp of Virginia Inc.	2	21
Southside Bancshares, Inc.	3	68
Spirit Of Texas Bancshares Inc. (a)	2	21
State Auto Financial Corp.	4	57
Sterling Bancorp	13	134
Sterling Bancorp, Inc.	5	14
Stewart Information Services Corp.	2	106
Stifel Financial Corp.	5	240
Stock Yards Bancorp Inc.	2	84
StoneX Group Inc. (a)	2	114
Summit Financial Group, Inc.	1	12
Synovus Financial Corp.	2	51
TCF Financial Corporation	9	218
Territorial Bancorp Inc.	1	21
Texas Capital Bancshares, Inc. (a)	3	89
The Bancorp, Inc. (a)	5	45
The First Bancorp, Inc.	1	25
The First of Long Island Corporation	3	44
The PRA Group, Inc. (a)	4	151
Third Point Reinsurance Ltd. (a)	8	58
Timberland Bancorp Inc.	1	12
Tompkins Financial Corp.	1	78
TowneBank	6	98
Trico Bancshares	3	64
Tristate Capital Holdings, Inc. (a)	3	39
Triumph Bancorp, Inc. (a)	3	79

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Trupanion Inc. (a)	1	111
TrustCo Bank Corp.	6	34
Trustmark Corp.	5	112
UMB Financial Corp.	3	159
Umpqua Holdings Corp.	13	139
United Bankshares Inc.	9	188
United Community Banks, Inc.	7	123
United Fire Group Inc.	2	50
United Insurance Holdings Corp.	5	28
Universal Insurance Holdings, Inc.	3	46
Univest Financial Corporation	3	44
Unum Group	4	73
Valley National Bancorp	28	192
Veritex Holdings Inc.	1	25
Virtu Financial Inc. - Class A	6	128
Virtus Partners, Inc.	1	120
Waddell & Reed Financial Inc. - Class A	4	67
Walker & Dunlop, Inc.	3	158
Washington Federal Inc.	6	129
Washington Trust Bancorp, Inc.	2	53
Waterstone Financial, Inc.	3	41
Webster Financial Corp.	6	150
WesBanco Inc.	6	125
West Bancorporation, Inc.	2	33
Westamerica Bancorp	2	118
Western Alliance Bancorp	4	127
Western New England Bancorp Inc.	4	24
Westwood Holdings Group Inc.	1	11
White Mountains Insurance Group Ltd	—	141
Wintrust Financial Corporation	4	143
WisdomTree Investments, Inc.	13	43
World Acceptance Corp. (a)	1	68
WSFS Financial Corp.	4	106
Zions Bancorp	3	96
		28,342
Consumer Discretionary 17.4%
1-800-Flowers.Com, Inc. - Class A (a)	4	105
Aaron's, Inc.	5	257
Abercrombie & Fitch Co. - Class A	5	76
Acushnet Holdings Corp.	7	221
Adient Public Limited Company (a)	9	156
Adtalem Global Education Inc. (a)	4	87
American Axle & Manufacturing Holdings, Inc. (a)	11	66
American Eagle Outfitters, Inc.	14	213
American Outdoor Brands, Inc. (a)	2	27
American Public Education, Inc. (a)	1	32
America's Car Mart, Inc. (a)	1	58
Arch Restaurants, Inc. - Class A	1	56
Ark Restaurants Corp.	1	6
Asbury Automotive Group, Inc. (a)	2	154
Aspen Group, Inc. (a)	3	31
At Home Group, Inc. (a)	8	125
AutoNation, Inc. (a)	5	281
Barnes & Noble Education, Inc. (a)	5	14
Bassett Furniture Industries, Incorporated	1	12
BBX Capital Corporation - Class A (a)	2	22
Bed Bath & Beyond Inc. (b)	9	134
Big 5 Sporting Goods Corporation (b)	3	20
Big Lots, Inc.	3	116
BJ's Restaurants, Inc.	2	56
Bloomin' Brands, Inc.	7	106
Boot Barn Holdings, Inc. (a)	2	68
Boyd Gaming Corporation	3	86
Brinker International Inc.	3	133
Brink's Co.	3	122
Brunswick Corp.	2	138
Buckle Inc.	5	108
Build-A-Bear Workshop Inc. (a)	1	3
Caleres Inc.	2	22
Callaway Golf Co.	7	128
Camping World Holdings, Inc. - Class A	3	99
Capri Holdings Limited (a)	4	72
Carriage Services Inc.	2	44
Carrols Restaurant Group, Inc. (a)	4	23
Carter's Inc.	3	227
Cato Corp. - Class A	2	18
Cavco Industries Inc. (a)	1	143
Century Communities Inc. (a)	2	96
Cheesecake Factory Inc.	3	94
Chico's FAS Inc.	13	13
Childrens Place Retail Stores Inc. (b)	1	33
Choice Hotels International Inc.	2	182
Churchill Downs Inc.	1	96
Chuy's Holdings Inc. (a)	2	30
Citi Trends, Inc.	1	21
Collectors Universe, Inc.	1	67
Columbia Sportswear Co.	—	40
Conn's Inc. (a)	2	24
Container Store Group Inc. (a)	7	43
Cooper Tire & Rubber Co.	5	145
Cooper-Standard Holdings Inc. (a)	1	19
Copa Holdings, S.A. - Class A	2	102
Core-Mark Holding Co. Inc.	4	118
Cracker Barrel Old Country Store, Inc.	2	208
Crocs Inc. (a)	5	234
Culp Inc.	1	16
Dana Holding Corp.	14	175
Dave & Buster's Entertainment Inc. (b)	3	39
Deckers Outdoor Corp. (a)	2	388
Del Taco Restaurants Inc. (a)	3	21
Delphi Technologies PLC (a)	7	124
Delta Apparel Inc. (a)	1	14
Denny's Corporation (a)	5	47
Designer Brands Inc. - Class A	5	30
Dick's Sporting Goods Inc.	5	267
Dillard's Inc. - Class A (b)	1	44
Dine Brands Global Inc.	—	23
Dorman Products Inc. (a)	2	207
Duluth Holdings Inc. - Class B (a)	1	15
El Pollo Loco Holdings Inc. (a)	4	66
Escalade Inc.	2	39
Ethan Allen Interiors Inc.	2	33
Everi Holdings Inc. (a)	7	56
Express, Inc. (a)	6	4
Extended Stay America, Inc. - Class B	16	186
Fiesta Restaurant Group, Inc. (a)	3	33
Flexsteel Industries Inc.	1	26
Floor & Decor Holdings Inc. (a)	4	274
Foot Locker, Inc.	5	161
Fossil Group, Inc. (a)	3	20
Fox Factory Holding Corp. (a)	4	273
Francesca's Holdings Corporation (a) (b)	—	1
Frontdoor, Inc. (a)	5	193
FTI Consulting Inc. (a)	2	209
Funko Inc. - Class A (a) (b)	2	12
GameStop Corp. - Class A (a) (b)	8	84
Gap Inc.	18	305
Genesco Inc. (a)	1	30
Gentherm Incorporated (a)	3	138
G-III Apparel Group, Ltd. (a)	3	38
Gopro Inc. - Class A (a)	11	48
Graham Holdings Co.	—	127
Grand Canyon Education, Inc. (a)	2	143
Grantley Adams International Airport Inc. - Class A (a)	1	8
Green Brick Partners Inc. (a)	4	62
Griffon Corporation	5	90
Group 1 Automotive Inc.	1	107
Grubhub Holdings Inc. (a)	1	107
Guess Inc.	5	62
H & R Block, Inc.	6	95
Hamilton Beach Brands Holding Company	1	16
Hanesbrands Inc.	17	270
Harley-Davidson, Inc.	7	169
Haverty Furniture Cos. Inc.	1	30
Helen of Troy Ltd (a)	1	287
Hibbett Sports Inc. (a)	2	62
Hilton Grand Vacations Inc. (a)	7	156
Hooker Furniture Corp.	2	44

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Horizon Global Corporation (a)	1	7
Houghton Mifflin Harcourt Company (a)	11	19
Hudson Ltd. (a)	3	23
Installed Building Products, Inc. (a)	3	327
International Game Technology PLC (b)	17	189
iRobot Corp. (a) (b)	2	126
J. Alexander's Holdings, Inc. (a)	1	7
Jack in the Box Inc.	2	155
JetBlue Airways Corporation (a)	4	48
Johnson Outdoors Inc. - Class A	1	66
K12 Inc. (a)	3	79
KAR Auction Services, Inc.	12	175
KB Home	9	327
Kohl's Corporation	4	77
Kontoor Brands, Inc.	4	101
Lakeland Industries Inc. (a)	2	32
Lands' End, Inc. (a)	3	42
Laureate Education Inc. - Class A (a)	11	140
La-Z-Boy Inc.	4	136
LCI Industries	2	239
Leaf Group Ltd. (a)	4	21
Leggett & Platt Inc.	7	300
LGI Homes, Inc. (a)	2	273
Lifetime Brands, Inc.	2	19
Lindblad Expeditions Holdings Inc. (a)	4	37
Liquidity Services, Inc. (a)	3	26
Lithia Motors Inc. - Class A	2	414
Lumber Liquidators, Inc. (a)	2	49
M/I Homes, Inc. (a)	3	116
Macy's, Inc. (b)	14	81
Malibu Boats, Inc. - Class A (a)	2	116
Marine Products Corp.	2	34
MarineMax Inc. (a)	2	50
Marriott Vacations Worldwide Corporation	3	248
MasterCraft Boat Holdings, Inc. (a)	3	44
Mattel, Inc. (a)	10	117
MDC Holdings Inc.	6	271
Meritage Homes Corporation (a)	4	470
Modine Manufacturing Co. (a)	6	35
Monarch Casino & Resort Inc. (a)	1	46
Monro Inc.	3	121
Morgan Group Holding Co. (a)	—	—
Motorcar Parts of America Inc. (a)	2	31
Movado Group Inc.	1	11
Murphy USA Inc. (a)	2	249
Nathan's Famous Inc.	1	26
National Vision Holdings, Inc. (a)	6	223
Nautilus, Inc. (a)	2	40
New Home Co. Inc. (a)	2	9
Noodles & Company - Class A (a)	5	31
Nordstrom Inc. (b)	2	28
Obh Inc. - Class A (a)	—	4
Obh Inc. - Class B (a)	—	23
Office Depot, Inc.	4	69
Ollie's Bargain Outlet Holdings Inc. (a)	3	244
Oxford Industries Inc.	2	64
Papa John's International Inc.	3	221
Penn National Gaming Inc. (a) (b)	5	366
Penske Automotive Group, Inc.	5	249
Perdoceo Education Corporation (a)	7	89
PetIQ, Inc. - Class A (a) (b)	2	64
PetMed Express Inc. (b)	2	56
Pico Holdings Inc. (a)	1	12
Playa Hotels & Resorts N.V. (a)	9	39
PlayAGS, Inc. (a)	4	15
Potbelly Corporation (a)	2	8
Purple Innovation, Inc. (a)	2	48
PVH Corp.	1	32
Quotient Technology Inc. (a)	7	49
Qurate Retail, Inc. - Class A	17	120
RCI Hospitality Holdings, Inc. (b)	1	16
Red Lion Hotels Corp. (a)	2	5
Red Robin Gourmet Burgers, Inc. (a)	1	17
Red Rock Resorts, Inc. - Class A	5	93
Regis Corp. (a)	3	21
Rent-A-Center, Inc.	6	168
RH (a)	1	535
Rocky Brands Inc.	1	22
Ruth's Hospitality Group Inc.	3	29
Sally Beauty Holdings, Inc. (a)	12	100
Scientific Games Corporation - Class A (a)	7	241
Seaworld Entertainment, Inc. (a)	7	133
ServiceMaster Holding Corporation (a)	3	139
Shake Shack Inc. - Class A (a) (b)	3	209
Shoe Carnival Inc.	1	29
Shutterstock Inc.	3	163
Signet Jewelers Limited	7	123
Six Flags Operations Inc.	6	128
Skechers U.S.A. Inc. - Class A (a)	6	169
Skyline Corp. (a)	5	126
Sleep Number Corporation (a)	3	130
Smith & Wesson Brands, Inc.	8	127
Sonic Automotive, Inc. - Class A	3	111
Sonos, Inc. (a)	6	94
Spirit Airlines Inc. (a)	6	94
Sportsman's Warehouse Holdings, Inc. (a)	6	89
Stamps.com Inc. (a)	2	365
Standard Motor Products Inc.	2	100
Steven Madden Ltd.	7	136
Stitch Fix, Inc. - Class A (a)	2	55
Stoneridge, Inc. (a)	3	60
Strategic Education, Inc.	2	143
Strattec Security Corp.	1	11
Superior Industries International Inc. (a)	1	1
Superior Uniform Group Inc.	2	57
Tandy Leather Factory, Inc. (a)	1	4
Tapestry Inc.	9	145
Taylor Morrison Home II Corporation - Class A (a)	9	232
Tempur Sealy International, Inc. (a)	4	334
Tenneco Inc. (a)	2	12
Texas Roadhouse Inc.	4	248
The Goodyear Tire & Rubber Company	17	128
The Lovesac Company (a) (b)	2	42
The Michaels Companies, Inc. (a) (b)	13	126
The Wendy's Company	11	252
Thor Industries Inc.	2	167
Tilly's Inc. - Class A	2	14
Toll Brothers Inc.	6	269
TopBuild Corp. (a)	2	389
TRI Pointe Homes, Inc. (a)	9	164
Tupperware Brands Corp.	6	111
Twin River Worldwide Holdings, Inc.	1	36
Under Armour Inc. - Class A (a)	4	50
Unifi Inc. (a)	2	23
Universal Electronics Inc. (a)	1	51
Universal Technical Institute Inc. (a)	4	23
Urban Outfitters Inc. (a)	8	170
Veoneer, Inc. (a) (b)	4	56
Vera Bradley, Inc. (a)	2	9
Vincent Holding Corp. (a)	1	5
Vista Outdoor Inc. (a)	5	110
Visteon Corporation (a)	3	185
VOXX International Corporation - Class A (a)	1	12
Weyco Group Inc.	1	10
Williams-Sonoma Inc.	—	6
Wingstop Inc.	2	250
Winmark Corp.	—	67
Winnebago Industries Inc.	3	150
Wolverine World Wide, Inc.	7	193
WW International, Inc. (a)	6	105
Wyndham Destinations, Inc.	6	193
Wyndham Hotels & Resorts, Inc.	5	258
YETI Holdings, Inc. (a)	7	326
ZAGG Inc (a)	4	12
Zovio Inc. (a)	2	10
Zumiez Inc. (a)	3	72
		27,585
Information Technology 13.9%
2U, Inc. (a)	6	196

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
3D Systems Corporation (a) (b)	8	40
A10 Networks, Inc. (a)	7	47
Acacia Communications, Inc. (a)	3	175
ACI Worldwide, Inc. (a)	8	210
ACM Research, Inc. - Class A (a)	1	62
ADS Alliance Data Systems, Inc.	2	99
ADTRAN, Inc.	5	51
Advanced Energy Industries, Inc. (a)	3	180
Agilysys, Inc. (a)	2	55
Airgain, Inc. (a)	1	11
Alarm.Com Holdings, Inc. (a)	4	197
Alpha and Omega Semiconductor Limited (a)	3	33
Altair Engineering Inc. - Class A (a)	3	138
Ambarella Inc. (a)	2	120
American Software, Inc. - Class A	3	47
Amkor Technology, Inc. (a)	17	195
Amtech Systems, Inc. (a)	2	8
AppFolio, Inc. - Class A (a)	1	125
Applied Optoelectronics, Inc. (a) (b)	2	17
Arlo Technologies, Inc. (a)	8	40
ASGN Incorporated (a)	5	294
AstroNova, Inc.	—	4
Avaya Holdings Corp. (a)	5	71
Avid Technology, Inc. (a)	5	47
Avnet, Inc.	6	150
Aware Inc. (a)	5	13
Axcelis Technologies, Inc. (a)	3	71
AXT, Inc. (a)	4	26
Badger Meter, Inc.	3	175
Bel Fuse Inc. - Class B	1	15
Belden Inc.	3	109
Benchmark Electronics, Inc.	1	26
Blackbaud, Inc.	3	161
Blackline, Inc. (a)	1	126
Bottomline Technologies Inc. (a)	3	139
Brightcove Inc. (a)	4	45
Brooks Automation Inc.	5	227
Cabot Microelectronics Corporation	2	251
CACI International Inc. - Class A (a)	1	241
CalAmp Corp. (a)	5	34
Calix, Inc. (a)	6	104
Cardtronics Group Limited - Class A (a)	5	91
Casa Systems, Inc. (a)	8	32
Cass Information Systems, Inc.	2	72
CCUR Holdings, Inc.	1	4
CDK Global, Inc.	1	36
CEVA Inc. (a)	2	80
ChannelAdvisor Corp. (a)	3	39
Cirrus Logic Inc. (a)	4	239
Clearfield, Inc. (a)	1	23
Cloudera, Inc. (a)	19	210
Coda Octopus Group, Inc. (a)	1	6
Coherent Inc. (a)	1	157
Cohu Inc.	4	62
CommScope Holding Company, Inc. (a)	5	46
CommVault Systems Inc. (a)	4	144
Comtech Telecommunications Corp.	2	34
Conduent Inc. (a)	17	54
CoreLogic, Inc.	5	323
Cornerstone OnDemand, Inc. (a)	3	120
Cree, Inc. (a)	—	25
CSG Systems International, Inc.	3	121
CTS Corp.	4	81
Cyberoptics Corp. (a)	1	22
Daktronics Inc.	6	22
Digi International Inc. (a)	3	48
Digital Turbine USA, Inc. (a)	9	282
Diodes Inc. (a)	4	202
DSP Group, Inc. (a)	2	32
DXC Technology Company	7	128
DZS, Inc. (a)	3	27
Ebix Inc.	3	58
EchoStar Corp. - Class A (a)	3	68
Endurance International Group Holdings, Inc. (a)	14	79
Enphase Energy, Inc. (a)	1	110
Envestnet, Inc. (a)	3	226
ePlus Inc. (a)	1	93
Euronet Worldwide Inc. (a)	2	163
EVERTEC, Inc.	7	231
EVO Payments, Inc. - Class A (a)	4	109
ExlService Holdings Inc. (a)	3	207
Fabrinet (a)	3	173
FARO Technologies Inc. (a)	1	88
FireEye, Inc. (a)	11	138
First Solar, Inc. (a)	3	187
Fitbit, Inc. - Class A (a)	13	93
Flex Ltd. (a)	4	43
FLIR Systems Inc.	2	85
FormFactor Inc. (a)	7	173
Globant S.A. (a)	2	398
GreenSky, Inc. - Class A (a)	2	11
GSI Technology, Inc. (a)	3	20
GTT Communications Inc. (a) (b)	2	10
Hackett Group Inc.	4	49
Harmonic, Inc. (a)	6	36
I3 Verticals, Inc. - Class A (a)	1	27
Ichor Holdings, Ltd. (a)	2	33
Immersion Corp. (a)	4	27
Impinj, Inc. (a) (b)	1	34
Infinera Corporation (a)	12	74
INPHI Corporation (a)	2	192
Inseego Corp. (a) (b)	4	38
Insight Enterprises, Inc. (a)	3	183
Intelligent Systems Corporation (a)	1	20
InterDigital Communications, Inc.	3	144
Intevac Inc. (a)	3	14
Iteris, Inc. (a)	4	16
Itron Inc. (a)	3	153
J2 Cloud Services, LLC (a)	3	203
Jabil Inc.	4	131
KBR, Inc.	10	228
Kimball Electronics Group, LLC (a)	2	29
Knowles Corporation (a)	7	108
Kulicke & Soffa Industries Inc.	5	104
KVH Industries Inc. (a)	3	25
Lattice Semiconductor Corp. (a)	9	251
Limelight Networks, Inc. (a)	11	61
Littelfuse Inc.	1	241
Liveramp, Inc. (a)	4	224
Lumentum Holdings Inc. (a)	1	106
Luna Innovations Incorporated (a)	3	20
MACOM Technology Solutions Holdings, Inc. (a)	2	56
MagnaChip Semiconductor, Ltd. (a) (b)	3	43
Manhattan Associates Inc. (a)	4	345
Mantech International Corp. - Class A	2	114
MAXIMUS Inc.	4	242
MaxLinear, Inc. - Class A (a)	4	91
Methode Electronics Inc.	3	96
MicroStrategy Inc. - Class A (a)	1	103
Mimecast Uk Limited (a)	3	162
Mitek Systems, Inc. (a)	5	58
MKS Instruments, Inc.	—	48
MoneyGram International, Inc. (a) (b)	6	17
MTS Systems Corp.	1	27
NAPCO Security Technologies Inc. (a)	3	64
National Instruments Corp.	3	101
NCR Corporation (a)	8	187
NeoPhotonics Corporation (a)	5	29
NETGEAR, Inc. (a)	2	54
NetScout Systems, Inc. (a)	6	139
Network-1 Technologies, Inc.	3	7
New Relic, Inc. (a)	—	24
NIC Inc.	7	135
Novantas Inc. (a)	2	225
NVE Corp.	1	33
Onespan, Inc. (a)	3	56
Onto Innovation Inc. (a)	3	93
OSI Systems Inc. (a)	2	130
PAR Technology Corp. (b)	—	17
Paysign, Inc. (a) (b)	3	19

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
PC Connection, Inc.	2	102
PC-Tel, Inc.	3	15
PDF Solutions Inc. (a)	3	60
Perficient, Inc. (a)	3	135
Perspecta Inc.	11	204
PFSweb Inc. (a)	2	15
Photronics Inc. (a)	3	32
Pitney Bowes Inc.	17	88
Pixelworks, Inc. (a)	6	12
Plexus Corp. (a)	3	189
Power Integrations Inc.	3	185
PRGX Global, Inc. (a)	4	19
Progress Software Corp.	4	143
Pure Storage, Inc. - Class A (a)	6	97
QAD Inc. - Class A	2	64
Qualys, Inc. (a)	2	239
Rambus Inc. (a)	11	155
Ribbon Communications Inc. (a)	12	48
Rogers Corp. (a)	1	132
Sabre Corporation	13	85
SailPoint Technologies Holdings, Inc. (a)	6	257
Sanmina Corp. (a)	6	154
Sapiens International Corporation N.V.	5	147
ScanSource Inc. (a)	2	46
Science Applications International Corp.	1	80
Sciplay Corporation - Class A (a)	1	24
Secureworks Corp. - Class A (a)	1	13
Semtech Corp. (a)	4	195
Servicesource International, Inc. (a)	4	7
Sharpspring Technologies, Inc. (a)	1	11
ShotSpotter, Inc. (a)	1	37
Silicon Laboratories Inc. (a)	3	309
SMART Global Holdings, Inc. (a)	2	67
SolarEdge Technologies Ltd. (a)	2	436
SPS Commerce, Inc. (a)	3	221
StarTek, Inc. (a)	2	9
Stratasys, Inc. (a) (b)	1	17
Super Micro Computer, Inc. (a)	5	142
Sykes Enterprises Inc. (a)	2	67
Synaptics Incorporated (a)	2	186
Synchronoss Technologies, Inc. (a)	3	10
SYNNEX Corporation	2	240
Systemax Inc.	3	83
TeleNav Inc. (a)	5	17
Teradata Corporation (a)	5	122
Tessco Technologies Inc.	—	3
Transact Technologies Inc.	—	1
TTEC Holdings, Inc.	4	230
TTM Technologies, Inc. (a)	8	86
Tucows Inc. (a) (b)	1	40
Ultra Clean Holdings, Inc. (a)	3	60
Unisys Corp. (a)	6	63
Upland Software, Inc. (a)	2	63
Veeco Instruments Inc. (a)	3	39
Verint Systems Inc. (a)	5	217
Verra Mobility Corporation - Class A (a)	13	129
ViaSat, Inc. (a)	3	115
Viavi Solutions Inc. (a)	15	171
Virtusa Corporation (a)	3	153
Vishay Intertechnology Inc.	9	146
Vishay Precision Group, Inc. (a)	2	40
Wayside Technology Group Inc.	—	8
Xperi Holding Corporation	4	43
Zix Corporation (a)	3	15
		21,924
Health Care 11.7%
Abeona Therapeutics Inc. (a)	4	4
AC Immune SA (a) (b)	2	8
Acadia Healthcare Company, Inc. (a)	5	161
Accuray Incorporated (a)	10	24
Addus HomeCare Corporation (a)	1	97
Aduro Biotech, Inc. (a)	15	37
Adverum Biotechnologies, Inc. (a)	6	64
Aeglea Biotherapeutics, Inc. (a)	3	19
Aerie Pharmaceuticals, Inc. (a)	2	19
Agios Pharmaceuticals, Inc. (a)	2	64
Akcea Therapeutics, Inc. (a)	1	25
Akebia Therapeutics, Inc. (a)	11	28
Albireo Pharma, Inc. (a)	2	56
Aldeyra Therapeutics, Inc. (a)	3	19
Alector, Inc. (a)	1	12
Alkermes Public Limited Company (a)	7	114
Allscripts Healthcare Solutions, Inc. (a)	13	107
AMAG Pharmaceuticals, Inc. (a)	3	24
Amedisys, Inc. (a)	1	184
American Renal Associates Holdings, Inc. (a)	4	25
Amicus Therapeutics, Inc. (a)	7	95
AMN Healthcare Services, Inc. (a)	3	187
Amneal Pharmaceuticals, Inc. - Class A (a)	8	30
Amphastar Pharmaceuticals, Inc. (a)	3	53
Anaptysbio, Inc. (a)	2	36
AngioDynamics, Inc. (a)	4	47
ANI Pharmaceuticals, Inc. (a)	1	25
Anika Therapeutics, Inc. (a)	1	43
Apex Medical Corp. (a)	4	19
Apollo Medical Holdings, Inc. (a)	—	4
Applied Genetic Technologies Corporation (a)	2	11
Aravas Inc. (a)	2	2
Aravive Biologics, Inc. (a)	2	10
Arcus Biosciences, Inc. (a)	4	75
Ardelyx, Inc. (a)	7	35
Arena Pharmaceuticals, Inc. (a)	4	319
Arrowhead Pharmaceuticals Inc (a)	4	153
Assembly Biosciences, Inc. (a)	3	54
Assertio Holdings, Inc. (a)	6	4
Atara Biotherapeutics, Inc. (a)	5	65
Atreca, Inc. (a)	1	14
AtriCure, Inc. (a)	3	123
Atrion Corporation	—	107
Avanos Medical, Inc. (a)	3	101
AxoGen, Inc. (a) (b)	4	45
BioDelivery Sciences International, Inc. (a)	13	47
BioLife Solutions, Inc. (a)	2	45
BioSpecifics Technologies Corp. (a)	1	37
BioTelemetry, Inc. (a)	3	122
Bluebird Bio, Inc. (a)	3	151
Brookdale Senior Living Inc. (a)	16	40
Calithera Biosciences, Inc. (a)	6	20
Calyxt, Inc. (a) (b)	1	5
Cantel Medical Corp.	3	127
Cardiovascular Systems Inc. (a)	1	24
Caredx, Inc. (a)	2	58
Cassava Sciences, Inc. (a) (b)	1	12
Castlight Health, Inc. - Class B (a)	7	8
Catabasis Pharmaceuticals, Inc. (a)	2	11
Catalyst Bio, Inc. (a)	1	4
Catalyst Pharmaceuticals, Inc. (a)	6	19
Champions Oncology, Inc. (a)	—	5
Chembio Diagnostics, Inc. (a) (b)	2	9
ChemoCentryx, Inc. (a)	3	176
Chiasma, Inc. (a)	4	18
Chimerix, Inc. (a)	4	10
Cidara Therapeutics Inc. (a) (b)	1	2
Codexis, Inc. (a)	3	36
Collegium Pharmaceutical, Inc. (a)	2	38
Community Health Systems Inc. (a)	10	41
Computer Programs & Systems Inc.	1	39
Concert Pharmaceuticals Inc. (a)	3	28
ConforMIS, Inc. (a)	2	2
Conmed Corp.	2	147
Corcept Therapeutics Inc. (a)	10	170
Corvel Corp. (a)	2	130
Corvus Pharmaceuticals Inc. (a) (b)	1	5
Covetrus, Inc. (a)	8	184
Crinetics Pharmaceuticals, Inc. (a)	1	16
CRISPR Therapeutics AG (a)	1	84

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Cross Country Healthcare Inc. (a)	4	23
CryoLife Inc. (a)	3	56
Cumberland Pharmaceuticals Inc. (a)	3	9
Cutera Inc. (a)	1	19
Cyclerion Therapeutics, Inc. (a)	2	15
Cymabay Therapeutics, Inc. (a)	5	35
Cytomx Therapeutics, Inc. (a)	5	30
Denali Therapeutics Inc. (a)	5	176
Eagle Pharmaceuticals Inc. (a)	1	54
Eiger Biopharmaceuticals, Inc. (a)	3	23
Electromed, Inc. (a)	1	8
Emergent BioSolutions Inc. (a)	3	292
Enanta Pharmaceuticals, Inc. (a)	1	55
Endo International Public Limited Company (a)	19	62
Envista Holdings Corporation (a)	9	210
Enzo Biochem Inc. (a)	4	7
Epizyme, Inc. (a)	3	36
Evelo Biosciences, Inc. (a)	2	12
Evolent Health, Inc. - Class A (a)	10	127
FibroGen, Inc. (a)	5	193
Five Prime Therapeutics, Inc. (a)	5	21
Five Star Senior Living Inc. (a)	2	11
Fluidigm Corporation (a) (b)	7	54
Fonar Corporation (a)	1	12
Fulgent Genetics, Inc. (a) (b)	1	53
G1 Therapeutics, Inc. (a)	3	33
Geron Corp. (a) (b)	10	17
Global Blood Therapeutics, Inc. (a)	1	75
Globus Medical Inc. - Class A (a)	2	107
GlycoMimetics, Inc. (a)	5	14
Gritstone Oncology, Inc. (a)	1	3
Haemonetics Corp. (a)	3	248
Hanger, Inc. (a)	3	52
Harpoon Therapeutics, Inc. (a)	1	15
Harvard Bioscience Inc. (a)	3	9
Healthstream, Inc. (a)	2	48
Heron Therapeutics, Inc. (a)	5	79
Heska Corporation (a)	1	57
HMS Holdings Corp. (a)	6	133
Homology Medicines, Inc. (a)	1	14
Horizon Therapeutics Public Limited Company (a)	5	388
ICU Medical, Inc. (a)	1	150
IDEAYA Biosciences, Inc. (a)	2	23
Immunic, Inc. (a)	—	4
InfuSystem Holdings, Inc. (a)	3	35
Innoviva, Inc. (a)	8	84
Inogen, Inc. (a)	2	46
Inovalon Holdings, Inc. - Class A (a)	4	102
Inovio Pharmaceuticals, Inc. (a) (b)	5	57
Integer Holdings Corporation (a)	2	130
Integra LifeSciences Holdings Corp. (a)	4	176
Intellia Therapeutics, Inc. (a) (b)	3	62
Intersect ENT, Inc. (a)	3	51
Intra-Cellular Therapies, Inc. (a)	5	116
Invacare Corp.	5	35
Iradimed Corp. (a)	2	39
Ironwood Pharmaceuticals, Inc. - Class A (a)	14	123
Iveric Bio, Inc. (a)	5	31
Jounce Therapeutics Inc. (a)	3	22
Kala Pharmaceuticals Inc. (a) (b)	2	13
KalVista Pharmaceuticals Inc. (a)	2	27
Karyopharm Therapeutics Inc. (a)	3	40
Kindred Healthcare Inc. (a)	4	19
Kiniksa Pharmaceuticals Ltd. - Class A (a)	2	31
Krystal Biotech, Inc. (a)	1	44
Kura Oncology, Inc. (a)	3	99
Lannett Co. Inc. (a)	—	2
Lantheus Holdings Inc. (a)	4	51
LeMaitre Vascular Inc.	2	64
Lexicon Pharmaceuticals, Inc. (a) (b)	4	6
LHC Group, Inc. (a)	2	390
Ligand Pharmaceuticals Incorporated (a) (b)	1	103
LivaNova PLC (a)	3	133
Luminex Corporation	4	107
MacroGenics Inc. (a)	4	109
Madrigal Pharmaceuticals Inc. (a)	1	118
Magellan Health Services Inc. (a)	1	113
Magenta Therapeutics, Inc. (a)	3	22
Mallinckrodt Public Limited Company (a) (b)	6	5
MediciNova, Inc. (a) (b)	3	16
Mednax, Inc. (a)	7	111
Medpace Holdings, Inc. (a)	2	230
MEI Pharma, Inc. (a)	4	13
MeiraGTx Holdings plc (a)	1	11
Meridian Bioscience Inc. (a)	5	92
Merit Medical Systems Inc. (a)	4	183
Merrimack Pharmaceuticals Inc. (b)	1	3
Mersana Therapeutics, Inc. (a)	4	84
Millendo Therapeutics, Inc. (a)	1	2
Minerva Neurosciences Inc. (a)	3	9
Momenta Pharmaceuticals, Inc. (a)	1	73
Myokardia, Inc. (a)	1	86
Myriad Genetics, Inc. (a)	4	55
Nabriva Therapeutics Public Limited Company (a) (b)	6	3
NantKwest, Inc. (a) (b)	4	30
National Healthcare Corp.	1	75
National Research Corp. - Class A	3	127
Natus Medical Inc. (a)	3	52
Nektar Therapeutics (a)	8	125
Neogen Corp. (a)	3	211
Neogenomics Laboratories, Inc. (a)	5	170
Neoleukin Therapeutics, Inc. (a)	1	11
Nextgen Healthcare Inc. (a)	6	71
NGM Biopharmaceuticals, Inc. (a)	1	12
NuVasive Inc. (a)	4	172
ObsEva SA (a) (b)	5	13
Omnicell, Inc. (a)	3	217
OPKO Health, Inc. (a) (b)	17	63
Option Care Health, Inc. (a)	1	13
Orasure Technologies, Inc. (a)	7	81
Orthofix Medical Inc. (a)	1	42
Orthopediatrics Corp. (a)	1	66
Otonomy, Inc. (a)	2	8
Owens & Minor Inc.	8	205
Oxford Immunotec Global PLC (a)	3	31
Pacira Biosciences, Inc. (a)	3	196
Patterson Cos. Inc.	7	176
PDL BioPharma, Inc. (a)	14	45
Pfenex Inc. (a)	2	27
Phibro Animal Health Corporation - Class A	2	29
Pieris AG (a)	4	8
Premier Healthcare Solutions, Inc. - Class A	3	94
Prestige Consumer Healthcare Inc. (a)	4	133
Prevail Therapeutics Inc. (a)	2	17
Protagonist Therapeutics, Inc. (a)	2	36
Proteostasis Therapeutics, Inc. (a) (b)	4	4
Prothena Corporation Public Limited Company (a)	4	41
Providence Services Corp. (a)	1	89
Quidel Corporation (a)	2	522
R1 RCM Inc. (a)	10	172
RadNet Inc. (a)	4	63
Recro Pharma, Inc. (a)	2	5
Regenxbio Inc. (a)	3	69
Repligen Corporation (a)	2	315
Retrophin Inc. (a)	4	76
Revance Therapeutics Inc. (a)	3	75
Rhythm Pharmaceuticals, Inc. (a)	4	77
Rigel Pharmaceuticals Inc. (a)	7	16
Rocket Pharmaceuticals, Ltd. (a)	4	86
Rubius Therapeutics, Inc. (a) (b)	2	11
Sage Therapeutics Inc. (a)	1	44
Sangamo Therapeutics Inc. (a)	8	79
scPharmaceuticals Inc. (a)	—	1
SeaSpine Holdings Corporation (a)	2	34
Select Medical Holdings Corporation (a)	8	173
Sientra, Inc. (a)	6	19
SIGA Technologies, Inc. (a)	7	46
Simulations Plus Inc.	2	120
Solid Biosciences Inc. (a)	1	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Spectrum Pharmaceuticals, Inc. (a)	9	39
Spero Therapeutics, Inc. (a)	2	27
Staar Surgical Co. (a)	2	88
Strongbridge Biopharma Public Limited Company (a)	3	7
Supernus Pharmaceuticals Inc. (a)	4	84
Surgalign Holdings, Inc. (a)	9	16
SurModics Inc. (a)	1	40
Symbion, Inc. (a)	5	104
Syndax Pharmaceuticals, Inc. (a)	3	39
Syneos Health, Inc. - Class A (a)	1	31
Synlogic Operating Company, Inc. (a)	2	4
Syros Pharmaceuticals, Inc. (a)	4	32
Tactile Systems Technology, Inc. (a)	1	45
Taro Pharmaceutical Industries Ltd (a)	2	103
TCR2 Therapeutics Inc. (a)	2	38
Tenet Healthcare Corporation (a)	6	152
The Ensign Group, Inc.	3	176
The Joint Corp (a)	1	25
The Pennant Group, Inc. (a)	2	59
Translate Bio, Inc. (a)	3	40
TransMedics Group, Inc. (a)	1	15
Triple-S Management Corp. - Class B (a)	2	33
U. S. Physical Therapy, Inc.	1	83
Ultragenyx Pharmaceutical Inc. (a)	2	183
United Therapeutics Corporation (a)	2	233
Utah Medical Products Inc.	—	40
Vanda Pharmaceuticals Inc. (a)	4	38
Varex Imaging Corporation (a)	2	24
Vericel Corporation (a)	2	38
ViewRay, Inc. (a) (b)	11	40
Viking Therapeutics, Inc. (a) (b)	7	41
Vocera Communications, Inc. (a)	2	68
Voyager Therapeutics, Inc. (a)	3	28
VYNE Therapeutics Inc. (a) (b)	2	3
Wright Medical Group N.V. (a) (b)	8	229
Xencor, Inc. (a)	4	148
Zogenix, Inc. (a)	4	67
Zynex, Inc. (a)	2	28
		18,439
Materials 6.0%
AdvanSix Inc. (a)	3	33
AgroFresh Solutions, Inc. (a)	4	11
Alcoa Corporation (a)	12	137
Allegheny Technologies Incorporated (a)	8	68
American Vanguard Corporation	3	42
Andina Acquisition Corporation	1	8
Ashland Global Holdings Inc.	2	138
Avient Corporation	7	183
Balchem Corporation	2	204
Boise Cascade Company	4	164
Cabot Corp.	5	185
Carpenter Technology Corp.	3	56
Century Aluminum Co. (a)	8	60
Chase Corporation	1	82
Clearwater Paper Corporation (a)	2	62
Coeur d'Alene Mines Corp. (a)	19	138
Commercial Metals Co.	10	208
Compass Minerals International, Inc.	3	191
Core Molding Technologies Inc. (a)	—	2
Domtar Corp.	5	138
Eagle Materials Inc.	2	196
Element Solutions, Inc. (a)	18	184
Ferro Corporation (a)	9	110
Ferroglobe PLC (a)	5	4
Ferroglobe Rep and Warranty Insurance Trust (a) (c)	9	—
Flotek Industries Inc. (a)	5	14
Forterra, Inc. (a)	5	63
FutureFuel Corp.	5	56
GCP Applied Technologies Inc. (a)	6	129
Gold Resource Corporation	8	27
Graphic Packaging Holding Company	13	188
Greif Inc. - Class A	3	106
Greif Inc. - Class B	1	37
H.B. Fuller Company	5	216
Hawkins Inc.	1	50
Haynes International Inc.	1	24
Hecla Mining Co.	44	225
Huntsman Corp.	7	149
Ingevity Corporation (a)	3	158
Innospec Inc.	2	141
Intrepid Potash, Inc. (a)	1	8
Kaiser Aluminum Corporation	2	120
Koppers Holdings Inc. (a)	2	37
Kraton Corporation (a)	2	34
Kronos Worldwide, Inc.	7	86
Livent Corporation (a) (b)	13	115
Louisiana-Pacific Corp.	8	239
LSB Industries Inc. (a)	3	5
Materion Corp.	2	91
Mercer International Inc.	6	42
Minera Andes Inc. (a) (b)	4	4
Minerals Technologies Inc.	3	172
MOS Holdings Inc.	10	188
Myers Industries Inc.	4	53
Neenah Inc.	2	58
NewMarket Corp.	1	212
Nexa Resources S.A.	8	44
O-I Glass, Inc.	16	172
Olin Corporation	12	147
Olympic Steel, Inc.	1	11
P.H. Glatfelter Co.	4	61
Park Aerospace Technologies Corp.	3	35
PQ Group Holdings Inc. (a)	10	99
Rayonier Advanced Materials Inc. (a)	7	22
Resolute Forest Products Inc. (a)	8	37
Ryerson Holding Corp. (a)	4	21
Schnitzer Steel Industries Inc. - Class A	3	60
Schweitzer-Mauduit International Inc.	3	96
Sealed Air Corporation	4	138
Select Interior Concepts, Inc. (a)	2	13
Sensient Technologies Corporation	4	205
Silgan Holdings Inc.	7	255
Stepan Co.	2	186
Summit Materials, Inc. - Class A (a)	11	179
SunCoke Energy, Inc.	10	33
Synalloy Corp. (a)	2	9
The Chemours Company	14	299
TimkenSteel Corp. (a)	6	22
Trecora Resources (a)	1	7
Tredegar Corp.	3	47
Trinseo S.A.	4	97
Tronox Holdings PLC	17	132
U.S. Concrete, Inc. (a)	2	48
UFP Industries, Inc.	4	210
UFP Technologies Inc. (a)	1	44
United States Lime & Minerals Inc.	1	46
United States Steel Corporation (b)	10	75
Univar Solutions Inc. (a)	12	209
Universal Stainless & Alloy Products Inc. (a)	1	6
Valvoline, Inc.	11	213
Venator Materials PLC (a)	8	16
Verso Corporation - Class A	5	37
W. R. Grace & Co.	4	154
Warrior Met Coal, Inc.	5	93
Worthington Industries Inc.	5	205
		9,434
Consumer Staples 4.4%
Alico, Inc.	1	32
B&G Foods, Inc. (b)	3	86
BJ's Wholesale Club Holdings, Inc. (a)	8	319
Boston Beer Co. Inc. - Class A (a)	1	471
Calavo Growers Inc.	2	111
Cal-Maine Foods Inc. (a)	4	135
Central Garden & Pet Co. (a)	1	47
Central Garden & Pet Co. - Class A (a)	4	137
Coca-Cola Consolidated Inc.	1	136
Darling Ingredients Inc. (a)	10	378

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Del Monte Fresh Produce Company	4	89
E.L.F. Beauty, Inc. (a)	5	91
Edgewell Personal Care Colombia S A S (a)	4	101
Energizer Holdings, Inc.	3	133
Farmer Bros. Co. (a)	2	10
Flowers Foods Inc.	9	229
Freshpet Inc. (a)	2	247
Hain Celestial Group Inc. (a)	6	199
Hostess Brands, Inc. - Class A (a)	8	97
Ingles Markets Inc. - Class A	2	65
Ingredion Inc.	1	61
Inter Parfums Inc.	3	94
J&J Snack Foods Corp.	1	155
John B. Sanfilippo & Son Inc.	1	64
Lancaster Colony Corp.	2	280
Landec Corp. (a)	3	30
LifeVantage Corporation (a)	2	22
Limoneira Co.	2	27
Medifast, Inc.	1	141
MGPI Processing, Inc.	2	77
National Beverage Corp. (a) (b)	2	104
Natura & Co Holding SA - ADR (b)	6	107
Natural Alternatives International Inc. (a)	1	7
Natural Grocers By Vitamin Cottage, Inc.	3	31
Natural Health Trends Corp.	1	5
Nu Skin Enterprises, Inc. - Class A	5	260
Oil-Dri Corp. of America	—	14
Performance Food Group Company (a)	6	201
PriceSmart Inc.	2	161
Rite Aid Corporation (a) (b)	4	41
Rocky Mountain Chocolate Factory, Inc.	1	4
Sanderson Farms Inc.	1	176
Seaboard Corp.	—	113
Seneca Foods Corp. - Class A (a)	—	15
SpartanNash Co.	4	57
Spectrum Brands Legacy, Inc.	2	135
Sprouts Farmers Market, Inc. (a)	10	210
The Andersons, Inc.	3	63
The Chefs' Warehouse, Inc. (a)	3	41
The Simply Good Foods Company (a)	9	193
Tootsie Roll Industries Inc. (b)	2	71
Treehouse Foods, Inc. (a)	3	137
Turning Point Brands, Inc.	1	36
United Natural Foods Inc. (a)	5	79
United-Guardian Inc.	—	2
Universal Corp.	1	60
USANA Health Sciences, Inc. (a)	2	147
Vector Group Ltd.	14	135
Village Super Market Inc. - Class A	2	41
WD-40 Co.	1	160
Weis Markets Inc.	3	132
		7,002
Energy 3.2%
Adams Resources & Energy, Inc.	1	16
Antero Midstream Corporation	10	52
Antero Resources Corporation (a)	14	38
Apache Corporation	2	20
Archrock, Inc.	12	64
Aspen Aerogels, Inc. (a)	5	57
Berry Corporation (Bry)	8	25
Bonanza Creek Energy, Inc. (a)	2	36
Bristow Group Inc. (a)	1	16
Cactus Inc. - Class A	4	81
Callon Petroleum Company (a) (b)	3	12
Centennial Resource Development, LLC - Class A (a) (b)	21	13
ChampionX Corporation (a)	6	47
Cimarex Energy Co.	7	166
Clean Energy Fuels Corp. (a)	15	38
CNX Resources Corporation (a)	17	159
CONSOL Mining Corporation (a)	3	12
Core Laboratories N.V.	3	50
CVR Energy, Inc.	6	72
Dawson Geophysical Co. (a)	2	3
Delek US Holdings, Inc.	5	55
Devon Energy Corporation	20	193
DHT Holdings, Inc.	15	75
Diamondback Energy, Inc.	9	262
DMC Global Inc.	2	52
Dorian LPG Ltd. (a)	6	52
Dril-Quip Inc. (a)	3	73
Earthstone Energy, Inc. - Class A (a) (b)	4	10
Enlink Midstream, LLC	23	55
EQT Corporation	18	238
Equitrans Midstream Corp.	17	145
Evolution Petroleum Corporation	3	7
Exterran Trinidad LLC (a)	3	10
Frank's International N.V. (a)	18	28
GasLog Ltd.	4	12
Geospace Technologies Corporation (a)	2	13
Green Plains Renewable Energy Inc. (a)	3	50
Gulf Island Fabrication Inc. (a)	2	5
Gulfport Energy Corporation (a)	11	6
Helix Energy Solutions Group, Inc. (a)	10	24
Helmerich & Payne Inc.	7	108
HighPoint Resources Corporation (a) (b)	5	1
HollyFrontier Corp.	6	122
Independence Contract Drilling, Inc. (a)	—	1
International Seaways, Inc.	3	47
ION Geophysical Corp. (a) (b)	1	2
KLX Energy Services Holdings, Inc. (a) (b)	—	1
Kosmos Energy Ltd.	23	22
Laredo Petroleum, Inc. (a)	1	10
Liberty Oilfield Services Inc. - Class A	6	48
Mammoth Energy Services, Inc. (a)	1	2
Marathon Oil Corporation	22	89
Matador Resources Co. (a)	10	83
Matrix Service Co. (a)	3	25
Montage Resources Corporation (a)	4	17
Murphy Oil Corporation	11	95
Nabors Industries Ltd (b)	1	16
NACCO Industries Inc. - Class A	—	7
Natural Gas Services Group, Inc. (a)	1	9
Newpark Resources Inc. (a)	8	9
NexTier Oilfield Solutions Inc. (a)	16	29
Nine Energy Service, Inc. (a) (b)	2	2
Nordic American Tankers Limited	15	53
Northern Oil and Gas Incorporated (a) (b)	3	17
Oceaneering International, Inc. (a)	5	16
Oil States International Inc. (a)	5	14
Overseas Shipholding Group, Inc. - Class A (a)	9	19
Panhandle Oil and Gas Inc. - Class A	1	2
Par Pacific Holdings, Inc. (a)	4	28
Parsley Energy Inc. - Class A	21	197
Patterson-UTI Energy Inc.	15	43
PBF Energy Inc. - Class A	7	39
PDC Energy, Inc. (a)	7	83
Peabody Energy Corp.	6	13
Penn Virginia Corporation (a)	1	14
Primeenergy Resources Corporation (a)	—	7
Propetro Holding Corp. (a)	9	35
QEP Resources, Inc.	12	11
Range Resources Corporation	17	110
Reg Biofuels, LLC (a)	4	214
REX Stores Corp. (a)	1	42
RPC Inc. (a)	16	42
SandRidge Energy, Inc. (a)	3	5
Scorpio Tankers Inc. (b)	4	42
SEACOR Holdings Inc. (a)	2	60
SEACOR Marine Holdings Inc. (a)	1	3
Select Energy Services, Inc. - Class A (a)	9	36
SFL Corporation Ltd.	12	90
SilverBow Resources, Inc. (a)	1	4
SM Energy Company	9	14
Solaris Oilfield Infrastructure, Inc. - Class A	3	18
Southwestern Energy Co. (a)	52	123
Sunnova Energy International Inc. (a)	2	65
Talos Energy Inc. (a)	4	27
Targa Resources Corp.	8	109
Teekay Tankers Ltd. - Class A (a)	3	33

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
TETRA Technologies, Inc. (a)	11	5
Tidewater Inc. (a)	3	21
Transocean Ltd. (a) (b)	25	20
TravelCenters of America, Inc. (a)	1	23
U.S. Silica Holdings, Inc.	8	24
W&T Offshore, Inc. (a) (b)	16	28
World Fuel Services Corp.	6	124
WPX Energy, Inc. (a)	35	169
		5,129
Utilities 3.0%
ALLETE, Inc.	3	162
American States Water Company	3	190
Artesian Resources Corporation - Class A	1	38
Atlantica Yield PLC	7	194
Avista Corporation	3	115
Black Hills Corporation	2	127
Brookfield Renewable Corporation - Class A	5	299
California Water Service Group	3	123
Chesapeake Utilities Corporation	1	126
Clearway Energy, Inc. - Class A	2	49
Clearway Energy, Inc. - Class C	5	137
Consolidated Water Co. Ltd.	2	23
Genie Energy Ltd. - Class B	3	28
Hawaiian Electric Industries Inc.	4	150
IDACORP Inc.	2	161
MDU Resources Group Inc.	9	204
MGE Energy, Inc.	2	149
Middlesex Water Co.	2	98
National Fuel Gas Company	5	191
New Jersey Resources Corp.	7	185
Northwest Natural Holding Company	3	119
NorthWestern Corp.	3	152
One Gas, Inc.	2	157
Ormat Technologies Inc.	3	204
Otter Tail Corp.	3	125
PNM Resources, Inc.	5	196
Portland General Electric Co.	3	111
Pure Cycle Corporation (a)	4	32
RGC Resources, Inc.	1	20
SJW Corp.	2	100
South Jersey Industries Inc.	4	79
Southwest Gas Corp.	3	195
Spark Energy Inc. - Class A	2	16
Spire, Inc.	3	158
Unitil Corp.	2	63
Vivint Solar, Inc. (a)	3	116
York Water Co.	2	70
		4,662
Communication Services 2.9%
Alaska Communications Systems Group, Inc.	2	5
AMC Networks, Inc. - Class A (a)	4	90
Anterix Inc. (a)	2	50
ATN International Limited	2	94
Bandwidth Inc. - Class A (a)	—	47
Boingo Wireless, Inc. (a)	5	53
Boston Omaha Corporation - Class A (a)	3	47
Cardlytics, Inc. (a) (b)	—	18
Cargurus Inc. - Class A (a)	7	148
Cars.com Inc. (a)	6	49
Central European Media Enterprises Ltd - Class A (a)	16	65
Cincinnati Bell Inc. (a)	4	57
Cinemark Holdings, Inc.	6	64
Cogent Communications Group, Inc.	3	174
comScore, Inc. (a)	11	22
Consolidated Communications Holdings Inc. (a)	10	60
Cumulus Media Inc. - Class A (a)	2	12
Daily Journal Corp. (a) (b)	—	12
DHI Group, Inc. (a)	6	13
Egain Corporation (a)	4	54
Emerald Holding, Inc.	5	11
Entercom Communications Corp. - Class A	14	22
Entravision Communications Corporation - Class A	4	6
Eventbrite, Inc. - Class A (a) (b)	6	67
EW Scripps Co. - Class A	8	91
Fluent Inc. (a)	7	16
Gannett Media Corp.	8	10
Glu Mobile Inc. (a)	17	131
Gray Television, Inc. (a)	9	124
Groupon, Inc. (a)	2	49
Hemisphere Media Group, Inc. - Class A (a)	2	15
IDT Corp. - Class B (a)	3	17
IMAX Corporation (a)	5	62
Iridium Communications Inc. (a)	9	224
John Wiley & Sons Inc. - Class A	3	108
Liberty Braves Group - Class A (a)	1	22
Liberty Braves Group - Class C (a)	3	67
Liberty Latin America Ltd. - Class A (a)	4	32
Liberty Latin America Ltd. - Class C (a)	16	131
Liberty TripAdvisor Holdings Inc. - Class A (a)	5	9
Lions Gate Entertainment Corp. - Class A (a)	7	67
Lions Gate Entertainment Corp. - Class B (a)	10	86
Loral Spacecom Corporation	2	34
Magnite, Inc. (a)	2	12
Marchex, Inc. - Class B (a)	2	5
Marcus Corp.	2	14
Maxar Technologies Inc.	5	115
Meredith Corporation	3	43
MSG Networks Inc. - Class A (a)	5	48
National CineMedia, Inc.	7	19
New York Times Co. - Class A	2	99
Nexstar Media Group, Inc. - Class A	2	219
NII Holdings, Inc. (a)	3	54
ORBCOMM Inc. (a)	7	25
QuinStreet, Inc. (a)	4	66
Reading International Inc. - Class A (a)	2	8
Saga Communications Inc. - Class A	—	6
Scholastic Corp.	2	50
Shenandoah Telecommunications Company	4	157
Spok Holdings, Inc.	1	10
Switch Inc - Class A	4	61
TechTarget, Inc. (a)	3	131
TEGNA Inc.	13	156
Telephone & Data Systems Inc.	8	148
Townsquare Media Inc. - Class A	1	6
Travelzoo (a)	1	9
Tribune Publishing Company, LLC	5	57
TripAdvisor Inc.	2	37
Truecar, Inc. (a)	10	51
US Cellular Corp. (a)	2	70
Vonage Holdings Corp. (a)	21	219
World Wrestling Entertainment, Inc. - Class A	2	80
Yelp Inc. - Class A (a)	5	104
Zedge, Inc. - Class B (a)	1	2
		4,616
Real Estate 0.9%
Altisource Portfolio Solutions S.A. (a) (b)	1	12
CTO Realty Growth Inc.	—	22
Cushman & Wakefield PLC (a) (b)	7	73
Dwight A. Walker Real Estate, Inc. - Class A	2	71
Five Point Holdings, LLC - Class A (a)	8	32
Florida Rock Properties, Inc. (a)	1	39
Forestar Group Inc. (a)	4	75
Griffin Industrial Realty Inc.	1	47
Kennedy-Wilson Holdings Inc.	11	164
Marcus & Millichap Inc. (a)	4	102
Maui Land & Pineapple Co. Inc. (a)	1	11
Newmark Group, Inc. - Class A	11	46
Rafael Holdings, Inc. - Class B (a)	2	30
Realogy Holdings Corp. (a)	5	46
Redfin Corporation (a)	8	400
St. Joe Co. (a)	4	84
Tejon Ranch Co. (a)	3	44
The Howard Hughes Corporation (a)	1	43
The Rmr Group Inc. - Class A	1	39
		1,380
Total Common Stocks (cost $162,637)		157,638

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
PREFERRED STOCKS 0.0%
Consumer Discretionary 0.0%
Qurate Retail, Inc. (a)	—	49
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63%, (callable at 25 beginning 06/22/25) (d)	1	38
Total Preferred Stocks (cost $112)		87
OTHER EQUITY INTERESTS 0.0%
Calamos Asset Management Inc. (a) (e)	4	6
Total Other Equity Interests (cost $0)		6
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (c)	11	5
First Eagle Private Credit, LLC (a) (c)	3	—
Lantheus Holdings, Inc. (a) (c)	3	—
Total Rights (cost $1)		5
SHORT TERM INVESTMENTS 1.9%
Securities Lending Collateral 1.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (f) (g)	2,518	2,518
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (f) (g)	491	491
Total Short Term Investments (cost $3,009)		3,009
Total Investments 101.6% (cost $165,759)		160,745
Other Assets and Liabilities, Net (1.6)%		(2,574)
Total Net Assets 100.0%		158,171

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 45.4%
U.S. Treasury Note 18.1%
Treasury, United States Department of
1.75%, 11/30/21	49,070	49,990
0.13%, 09/30/22 - 09/15/23	104,450	104,384
2.25%, 01/31/24 - 11/15/27	115,550	127,477
2.50%, 05/15/24	3,530	3,823
2.38%, 08/15/24 - 05/15/29	6,260	6,965
2.13%, 09/30/24	35,520	38,217
2.00%, 06/30/24 - 08/15/25	10,740	11,551
2.75%, 05/31/23 - 02/28/25	25,320	27,957
0.25%, 07/31/25 - 09/30/25	72,970	72,869
3.00%, 09/30/25	34,750	39,430
2.63%, 01/31/26	7,480	8,394
2.00%, 11/15/26	3,380	3,710
1.75%, 12/31/26	3,300	3,576
0.38%, 09/30/27	103,500	102,805
1.63%, 02/15/26 - 08/15/29	44,930	48,305
1.50%, 02/15/30	3,190	3,441
0.63%, 05/15/30 - 08/15/30	42,060	41,825
		694,719
Mortgage-Backed Securities 11.6%
Federal Home Loan Mortgage Corporation
2.77%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.36%), 07/01/27 (a)	—	—
2.50%, 09/01/34	4,023	4,315
1.50%, 09/01/35	12,518	12,817
2.00%, 09/01/40	15,335	15,888
3.00%, 08/01/34 - 07/01/47	143,677	150,856
3.50%, 10/01/47	29,860	31,658
Series 250-360, 2.50%, 11/01/47	12,984	13,648
4.00%, 10/01/48	9,621	10,251
2.00%, 10/01/50 (b)	16,500	16,904
Federal National Mortgage Association, Inc.
4.50%, 11/01/20 - 07/01/42	5,578	6,081
5.50%, 02/01/21 - 09/01/25	56	60
4.00%, 09/01/20 - 01/01/46	7,615	8,079
2.14%, 10/01/29	31,950	34,526
2.28%, 11/01/29	10,700	11,684
2.37%, 12/01/29	12,200	13,411
2.26%, 01/01/30	4,700	5,214
2.32%, 10/01/31	12,800	14,043
3.00%, 07/01/34 - 04/01/47	15,848	16,707
3.53%, (1Y USD LIBOR + 1.45%), 01/01/35 (a)	241	250
2.00%, 09/01/35 - 10/01/50	24,977	25,918
3.26%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.24%), 01/01/36 (a)	3,035	3,181
5.00%, 05/01/37 - 04/01/44	1,094	1,250
2.50%, 08/01/34 - 12/01/39	14,322	15,138
2.57%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 09/01/40 (a)	1	1
2.37%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 06/01/43 (a)	91	92
2.00%, 10/01/40 - 10/01/50 (b)	22,500	23,080
Government National Mortgage Association
2.87%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.50%), 05/20/26 - 05/20/30 (a)	12	12
3.00%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.50%), 02/20/27 - 02/20/32 (a)	27	27
5.00%, 02/15/38 - 07/15/41	7,307	8,396
3.00%, 11/15/44 - 07/15/45	2,903	3,053
		446,540
Collateralized Mortgage Obligations 6.9%
Federal Home Loan Mortgage Corporation
Series 300-336, 3.00%, 08/15/44	30,160	32,532
Interest Only, Series FH-S358A, 3.00%, 10/15/47	6,447	6,940
Series JZ-1507, REMIC, 7.00%, 05/15/23	13	14
Series LZ-2764, REMIC, 4.50%, 03/15/34	2,270	2,467
Series ZL-3979, REMIC, 3.50%, 01/15/42	5,133	5,409
Series P-4934, REMIC, 2.50%, 11/15/40	26,983	28,635
Series QD-4076, REMIC, 2.50%, 11/15/41	3,125	3,190
Series AG-4729, REMIC, 3.00%, 01/15/44	25,110	25,628
Series GS-PA-4381, REMIC, 3.00%, 07/15/46	15,730	16,209
Series Z-4966, REMIC, 2.50%, 04/25/50	15,492	16,128
Series 2019-M55D-4, REMIC, 4.00%, 02/25/59	8,594	9,430
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 3.14%, 05/25/35 (a)	14	14
Series 2020-2M2-R02, REMIC, 2.15%, (1M USD LIBOR + 2.00%), 01/25/40 (a)	12,000	11,646
Series 2012-KB-150, REMIC, 1.75%, 01/25/43	17,275	17,626
Series 2016-EA-55, REMIC, 1.75%, 07/25/43	3,152	3,206
Series 2015-PO-67, REMIC, 0.00%, 09/25/43	9,874	9,691
Series 2014-A-23, REMIC, 3.00%, 05/25/44	15,056	15,689
Series 2019-GA-67, REMIC, 3.00%, 02/25/45	3,098	3,232
Series 2016-CZ-72, REMIC, 3.00%, 10/25/46	7,778	7,798
Series 2018-PO-21, REMIC, 0.00%, 04/25/48	22,821	21,372
Series 2018-A-33, REMIC, 3.00%, 05/25/48	14,293	15,118
Government National Mortgage Association
Series 2011-PQ-148, REMIC, 3.50%, 11/16/41	3,349	3,685
Series 2019-CB-71, REMIC, 2.50%, 03/20/49	11,033	11,367
		267,026
Sovereign 4.4%
Abu Dhabi, Government of
0.75%, 09/02/23 (c)	700	698
2.50%, 04/16/25 (c)	700	740
3.13%, 04/16/30 (c)	1,000	1,118
Assembleia da Republica
2.20%, 10/17/22, EUR (d)	2,260	2,799
2.88%, 10/15/25, EUR (d)	1,660	2,250
1.95%, 06/15/29, EUR (d)	1,000	1,357
Bundesrepublik Deutschland
0.00%, 02/15/30 - 08/15/30, EUR	6,630	8,181
Cabinet Office, Government of Japan
2.10%, 12/20/27, JPY	349,000	3,836
0.10%, 03/20/28, JPY	410,000	3,943
1.90%, 12/20/28 - 03/20/31, JPY	825,000	9,233
1.60%, 03/20/33 - 12/20/33, JPY	384,000	4,300
1.50%, 06/20/34, JPY	350,000	3,900
1.30%, 06/20/35, JPY	385,000	4,202
1.20%, 09/20/35, JPY	335,000	3,612
0.50%, 03/20/38, JPY	782,000	7,607
Canada, Government of
0.50%, 03/01/22, CAD	770	581
1.50%, 06/01/23, CAD	4,420	3,435
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.39%, 01/23/26	1,000	1,058
2.78%, 01/23/31	3,300	3,531
6.95%, 08/12/31, PEN (c)	7,640	2,609
5.40%, 08/12/34, PEN (c)	12,580	3,673
Commonwealth of Australia
2.75%, 04/21/24, AUD	1,840	1,436
3.25%, 04/21/25, AUD (d)	4,870	3,952
Estado Espanol
0.40%, 04/30/22, EUR	3,200	3,804
0.35%, 07/30/23, EUR	890	1,066
1.60%, 04/30/25, EUR (d)	1,100	1,402
1.30%, 10/31/26, EUR	1,360	1,736
0.60%, 10/31/29, EUR	1,300	1,587
Export-Import Bank of Thailand
1.15%, (3M USD LIBOR + 0.90%), 11/20/23 (a) (d)	1,000	994
Federale Overheidsdienst Kanselarij van de Eerste Minister
0.80%, 06/22/25, EUR (d)	2,240	2,802
1.00%, 06/22/26, EUR (d)	2,480	3,168
0.90%, 06/22/29, EUR (d)	2,770	3,611
Gobierno Federal de los Estados Unidos Mexicanos
8.00%, 09/05/24, MXN	51,300	2,577
4.15%, 03/28/27	2,635	2,928
3.75%, 01/11/28	4,650	4,988

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Government of Saudi Arabia
2.90%, 10/22/25 (c)	2,500	2,665
Government of the Republic of Panama
4.00%, 09/22/24	5,500	6,009
Ireland, Government of
5.40%, 03/13/25, EUR	1,480	2,197
1.00%, 05/15/26, EUR (d)	2,020	2,563
0.90%, 05/15/28, EUR (d)	2,100	2,690
Malaysia Sovereign Sukuk Berhad
3.04%, 04/22/25 (d)	3,000	3,261
Ministry of Defence State of Israel
4.25%, 03/31/23, ILS	7,490	2,410
2.00%, 03/31/27, ILS	12,150	3,898
New Zealand Government
2.75%, 04/15/25, NZD	7,410	5,498
Republique Francaise Presidence
0.25%, 11/25/26, EUR (d)	885	1,087
1.00%, 05/25/27, EUR (d)	305	394
0.50%, 05/25/29, EUR (d)	300	378
0.00%, 11/25/29, EUR (d) (e)	6,400	7,724
Saudi Arabia, Kingdom of
2.38%, 10/26/21 (d)	2,800	2,845
2.88%, 03/04/23 (d)	1,400	1,461
South Africa, Parliament of
7.75%, 02/28/23, ZAR	925	59
8.00%, 01/31/30, ZAR	15,890	868
The Philippines, Government of
2.46%, 05/05/30	1,200	1,295
2.95%, 05/05/45	700	733
The Republic of Indonesia, The Government of
3.38%, 04/15/23 (d)	1,700	1,793
The State of Qatar
3.88%, 04/23/23 (d)	1,100	1,179
3.38%, 03/14/24 (d)	2,600	2,798
Urad Vlady CR
0.45%, 10/25/23, CZK	22,700	988
2.40%, 09/17/25, CZK	44,100	2,085
Urzad Rady Ministrow
3.25%, 07/25/25, PLN	11,770	3,425
		169,017
U.S. Treasury Bond 4.2%
Treasury, United States Department of
1.13%, 08/15/40	27,550	27,038
3.13%, 02/15/43	22,600	30,616
3.63%, 08/15/43	21,250	30,975
2.75%, 11/15/42 - 11/15/47	27,730	35,952
2.00%, 02/15/50	14,000	15,833
1.38%, 08/15/50	21,400	20,942
		161,356
Treasury Inflation Indexed Securities 0.1%
France Government Inflation Indexed Bond
0.70%, 07/25/30, EUR (d) (f)	3,444	4,773
Municipal 0.1%
California, State of
7.55%, 04/01/39	1,570	2,747
Missouri Highways and Transportation Commission
5.06%, 05/01/24	1,150	1,297
		4,044
Asset-Backed Securities 0.0%
U.S. Small Business Administration
Series 2001-1-20A, 6.29%, 01/01/21	—	—
Series 2003-1-20I, 5.13%, 09/01/23	3	3
Series 2004-1-20F, 5.52%, 06/01/24	46	47
		50
Total Government And Agency Obligations (cost $1,668,455)		1,747,525
CORPORATE BONDS AND NOTES 25.4%
Financials 7.2%
AerCap Ireland Capital Designated Activity Company
3.50%, 01/15/25	4,595	4,470
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (c)	415	435
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (c)	375	299
AssuredPartners, Inc.
7.00%, 08/15/25 (c)	940	957
Athene Global Funding
3.00%, 07/01/22 (c)	4,555	4,699
Avation Capital
6.50%, 05/15/21 (c)	560	384
Avolon Holdings Funding Limited
3.25%, 02/15/27 (c)	3,820	3,406
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (d)	800	829
Banco de Credito del Peru
6.13%, 04/24/27 (d)	600	633
3.13%, 07/01/30 (c)	800	802
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (d)	1,157	1,184
Banco Espirito Santo, S.A. - Em Liquidacao
0.00%, 05/08/17 - 01/21/19, EUR (d) (g) (h)	6,400	1,777
Banco Internacional Del Peru S.A.A. – Interbank
3.38%, 01/18/23 (d) (i)	1,500	1,553
Banco Macro S.A.
6.75%, 11/04/26 (a) (d)	1,800	1,366
6.75%, 11/04/26 (c)	800	608
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (callable at 100 beginning 07/06/22) (d) (j)	600	593
7.50%, (callable at 100 beginning 06/27/29) (d) (j)	600	591
7.50%, (callable at 100 beginning 06/27/29) (c) (j)	300	296
7.63%, (callable at 100 beginning 01/06/28) (d) (j)	3,200	3,192
Banco Nacional De Panama
2.50%, 08/11/30 (c)	700	688
Banco Santander, S.A.
1.35%, (3M USD LIBOR + 1.09%), 02/23/23 (a)	5,000	5,011
Bancolombia SA
4.88%, 10/18/27	500	491
4.63%, 12/18/29	300	291
Banistmo S.A.
3.65%, 09/19/22 (c) (i)	4,000	4,050
Bank of America Corporation
3.97%, 02/07/30	4,340	5,030
Bank of Montreal
3.80%, 12/15/32	3,710	4,124
Bank of New Zealand
3.50%, 02/20/24 (c)	4,595	5,000
Barclays PLC
1.66%, (3M USD LIBOR + 1.38%), 05/16/24 (a)	4,950	4,975
BBVA Bancomer, S.A.
5.35%, 11/12/29 (d)	200	198
5.13%, 01/18/33 (d)	2,800	2,697
BDO Unibank, Inc.
2.95%, 03/06/23 (d)	5,000	5,162
BNP Paribas
3.05%, 01/13/31 (c) (k)	4,385	4,698
BTG Pactual Holding S.A.
7.75%, 02/15/29 (c)	1,900	1,947
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (d)	700	725
Camelot Finance S.A.
4.50%, 11/01/26 (c)	455	464
Capital One Financial Corporation
0.99%, (3M USD LIBOR + 0.72%), 01/30/23 (a)	1,115	1,116
China National Petroleum Corporation
3.95%, 04/19/22 (d)	500	522
1.13%, 06/23/23 (d)	1,400	1,400
1.35%, 06/23/25 (d)	2,000	2,002
CIMB Bank Berhad
1.05%, (3M USD LIBOR + 0.78%), 10/09/24 (a) (d)	1,200	1,191
Citigroup Inc.
1.68%, (3M USD LIBOR + 1.43%), 09/01/23 (a)	2,200	2,252

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
1.38%, (3M USD LIBOR + 1.10%), 05/17/24 (a)	5,330	5,384
CNOOC Finance (2002) Limited
3.88%, 05/02/22 (d)	3,500	3,649
Colfax Corporation
6.38%, 02/15/26 (c)	665	706
Commonwealth Bank of Australia
4.32%, 01/10/48 (c)	4,230	5,056
Commscope Finance LLC
5.50%, 03/01/24 (c)	350	359
6.00%, 03/01/26 (c)	195	203
Continental Senior Trust
5.50%, 11/18/20 (d)	4,500	4,517
Credit Acceptance Corporation
6.63%, 03/15/26	630	650
Credit Agricole SA
3.75%, 04/24/23 (c)	4,435	4,758
Credit Suisse Group AG
1.49%, (3M USD LIBOR + 1.24%), 06/12/24 (a) (c)	4,870	4,910
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (callable at 100 beginning 11/29/22) (d) (j) (l)	2,000	1,505
9.50%, 02/07/26 (c) (i)	1,800	1,728
DBS Group Holdings Ltd
3.60%, (callable at 100 beginning 09/07/21) (d) (j)	5,000	5,013
4.52%, 12/11/28 (d)	500	544
Discover Financial Services
4.10%, 02/09/27	5,780	6,393
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (c)	1,500	1,106
EG Global Finance PLC
8.50%, 10/30/25 (c)	615	648
Ena Norte SA
4.95%, 04/25/23 (d)	1,291	1,297
Equitable Holdings, Inc.
3.90%, 04/20/23	4,305	4,625
Ford Motor Credit Company LLC
5.75%, 02/01/21	800	806
4.25%, 09/20/22	800	805
4.39%, 01/08/26	600	593
General Motors Financial Company, Inc.
1.29%, (3M USD LIBOR + 0.99%), 01/05/23 (a)	900	890
3.95%, 04/13/24	810	858
2.75%, 06/20/25	5,350	5,480
Gilex Holding SARL
8.50%, 05/02/23 (d)	1,450	1,483
8.50%, 05/02/23 (c)	600	614
Global Aviation Leasing Co., Ltd.
7.25%, 09/15/24 (c) (m)	575	326
Global Bank Corporation
5.25%, 04/16/29 (c)	2,300	2,420
Gogo Intermediate Holdings LLC
9.88%, 05/01/24 (c)	520	556
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22 (d)	500	513
4.38%, 02/04/30 (c)	400	386
GW Honos Security Corporation
8.75%, 05/15/25 (c)	555	560
HSBC Holdings PLC
1.63%, (3M USD LIBOR + 1.38%), 09/12/26 (a) (k)	7,255	7,268
Icahn Enterprises L.P.
6.25%, 05/15/26	710	742
5.25%, 05/15/27	545	569
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (c)	695	713
Imperial Brands Finance PLC
3.50%, 07/26/26 (c) (l)	2,365	2,560
Itau Unibanco Holding S.A.
4.63%, (callable at 100 beginning 02/27/25) (c) (j)	800	699
JPMorgan Chase & Co.
2.52%, 04/22/31	3,155	3,357
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (c)	460	457
Lloyds Banking Group PLC
3.57%, 11/07/28	4,290	4,691
Macquarie Group Limited
3.19%, 11/28/23 (c)	2,200	2,301
4.15%, 03/27/24 (c)	2,260	2,426
Malayan Banking Berhad
3.91%, 10/29/26 (a) (d)	3,800	3,876
Minejesa Capital B.V.
4.63%, 08/10/30 (d)	1,720	1,768
5.63%, 08/10/37 (d)	1,000	1,029
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/25	4,740	4,803
Morgan Stanley
3.59%, 07/22/28 (a)	4,240	4,755
Multibank, Inc.
4.38%, 11/09/22 (d)	1,000	1,015
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (c)	80	82
5.50%, 08/15/28 (c)	435	434
Navient Corporation
6.50%, 06/15/22	880	898
5.00%, 03/15/27	290	272
NFP Corp.
7.00%, 05/15/25 (c)	50	53
6.88%, 08/15/28 (c)	380	385
NongHyup Bank
1.25%, 07/20/25 (c)	500	504
Ooredoo International Finance Limited
3.25%, 02/21/23 (d)	2,200	2,299
3.75%, 06/22/26 (d)	200	223
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (c)	1,500	1,381
Oversea-Chinese Banking Corporation Limited
4.25%, 06/19/24 (d)	241	263
1.83%, 09/10/30 (c) (k)	1,600	1,598
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (c) (i)	385	390
Prudential Financial, Inc.
3.91%, 12/07/47	2,165	2,417
Radiant Access Limited
4.60%, (callable at 100 beginning 11/18/20) (d) (j)	800	800
Resideo Funding Inc.
6.13%, 11/01/26 (c)	625	620
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	500	530
SPARC Limited
0.00%, 12/05/22 (d) (e)	5,834	5,645
Springleaf Finance Corporation
6.88%, 03/15/25	290	322
7.13%, 03/15/26	35	39
6.63%, 01/15/28	120	133
5.38%, 11/15/29	240	250
Sumitomo Mitsui Financial Group, Inc.
1.01%, (3M USD LIBOR + 0.74%), 01/17/23 (a)	7,825	7,860
Sydney Airport Finance Company Pty Limited
3.38%, 04/30/25 (c)	2,650	2,799
3.63%, 04/28/26 (c)	1,973	2,120
Synchrony Financial
3.95%, 12/01/27	4,925	5,270
Syngenta Finance N.V.
4.38%, 03/28/42	200	191
5.68%, 04/24/48 (d) (l)	2,500	2,675
5.68%, 04/24/48 (c)	200	214
Temasek Financial (I) Limited
1.00%, 10/06/30 (c)	2,600	2,556
Tervita Corporation
7.63%, 12/01/21 (c)	600	550
The Bank of Nova Scotia
1.63%, 05/01/23 (k)	314	322
3.40%, 02/11/24 (k)	2,910	3,161

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
The Charles Schwab Corporation
3.55%, 02/01/24	4,350	4,749
The Goldman Sachs Group, Inc.
1.45%, (3M USD LIBOR + 1.17%), 05/15/26 (a)	6,500	6,557
Titan Acquisition Limited
7.75%, 04/15/26 (c)	160	158
Trident TPI Holdings, Inc.
6.63%, 11/01/25 (c)	380	376
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (callable at 100 beginning 01/29/25) (d) (j)	4,600	3,140
7.38%, 02/12/26 (d)	500	408
United Overseas Bank Limited
3.88%, (callable at 100 beginning 10/19/23) (j)	3,200	3,248
2.88%, 03/08/27 (a)	3,170	3,225
USA Compression Finance Corp.
6.88%, 09/01/27	930	919
Volkswagen Group of America, Inc.
4.25%, 11/13/23 (c)	2,400	2,637
Wells Fargo & Company
3.20%, 06/17/27	2,520	2,736
2.88%, 10/30/30	2,345	2,508
Willis North America Inc.
4.50%, 09/15/28	4,465	5,294
Ziggo B.V.
4.88%, 01/15/30 (c)	240	248
		277,937
Utilities 3.9%
AEP Transmission Company, LLC
3.10%, 12/01/26	2,000	2,242
AES Gener S.A.
5.00%, 07/14/25 (d)	900	941
7.13%, 03/26/79 (c)	2,900	2,979
7.13%, 03/26/79 (d)	800	822
6.35%, 10/07/79 (d)	700	702
6.35%, 10/07/79 (c)	600	602
AES Panama Generation Holdings SRL
4.38%, 05/31/30 (c)	1,400	1,438
Ameren Corporation
3.65%, 02/15/26	5,000	5,599
Arizona Public Service Company
3.35%, 05/15/50	1,480	1,623
Boston Gas Company
3.15%, 08/01/27 (c)	5,000	5,643
Calpine Corporation
4.50%, 02/15/28 (c)	265	272
5.13%, 03/15/28 (c)	165	171
4.63%, 02/01/29 (c)	215	215
Clearway Energy Operating LLC
4.75%, 03/15/28 (c)	375	391
Dominion Energy, Inc.
3.38%, 04/01/30	4,500	5,063
Duke Energy Corporation
3.15%, 08/15/27	5,000	5,525
3.95%, 08/15/47	3,390	3,943
Duke Energy Progress, LLC
4.15%, 12/01/44	3,175	3,919
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (c)	5,000	5,338
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (d)	4,014	4,069
Emirates Sembcorp Water & Power Company PJSC
4.45%, 08/01/35 (c)	1,000	1,155
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (d)	1,174	1,159
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (d)	2,785	2,273
Engie Energia Chile S.A.
4.50%, 01/29/25 (d)	500	552
Entergy Corporation
2.80%, 06/15/30	1,220	1,321
Essential Utilities, Inc.
2.70%, 04/15/30	2,495	2,667
Eversource Energy
2.90%, 10/01/24	4,000	4,320
1.65%, 08/15/30	2,695	2,683
Exelon Corporation
3.40%, 04/15/26	5,712	6,365
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (d)	4,309	4,632
FirstEnergy Corp.
2.25%, 09/01/30	705	689
Georgia Power Company
2.20%, 09/15/24	4,840	5,092
GNL Quintero S.A
4.63%, 07/31/29 (d)	2,500	2,700
ITC Holdings Corp.
3.25%, 06/30/26	3,000	3,341
2.95%, 05/14/30 (c)	1,250	1,343
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (c)	400	414
Korea Electric Power Corp
1.13%, 06/15/25 (c)	1,000	1,006
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	2,160	2,493
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (d)	320	359
Monongahela Power Company
5.40%, 12/15/43 (c)	1,770	2,371
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	6,815	7,681
NiSource Inc.
3.60%, 05/01/30	1,235	1,405
NSTAR Electric Company
3.20%, 05/15/27	5,000	5,596
Oncor Electric Delivery Company LLC
3.10%, 09/15/49	4,335	4,754
Pacific Gas And Electric Company
5.00%, 07/01/28	215	208
Pampa Energia S.A.
7.50%, 01/24/27 (d)	2,900	2,168
Pattern Energy Group Inc.
4.50%, 08/15/28 (c)	620	644
PERU LNG
5.38%, 03/22/30 (d)	2,450	1,886
Pinnacle West Capital Corporation
1.30%, 06/15/25	2,480	2,516
PSEG Power LLC
3.85%, 06/01/23	3,385	3,634
Southwestern Electric Power Company
2.75%, 10/01/26	3,000	3,229
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (d)	1,497	1,647
6.75%, 04/24/33 (c)	181	200
State Grid Overseas Investment Limited
3.75%, 05/02/23 (d)	500	534
3.13%, 05/22/23 (d)	1,100	1,158
Stoneway Capital Corporation
0.00%, 03/01/27 (d) (g) (h)	3,055	1,218
Superior Plus LP
7.00%, 07/15/26 (c)	955	1,028
The Brooklyn Union Gas Company
4.49%, 03/04/49 (c)	3,770	4,854
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (c)	1,500	1,625
The East Ohio Gas Company
3.00%, 06/15/50 (c)	2,660	2,756
Transelec S.A.
4.63%, 07/26/23 (d)	500	539
3.88%, 01/12/29 (c) (i)	2,500	2,711
		150,423
Energy 2.4%
Aker BP ASA
4.75%, 06/15/24 (c)	340	350
Antero Midstream Partners LP
5.75%, 03/01/27 (c)	289	239

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Apache Corporation
4.63%, 11/15/25	210	200
4.38%, 10/15/28	375	343
APT Pipelines Limited
4.25%, 07/15/27 (c)	5,000	5,639
Canacol Energy Ltd.
7.25%, 05/03/25 (d)	2,700	2,761
Cenovus Energy Inc.
5.38%, 07/15/25	365	352
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	810	828
5.63%, 10/01/26	420	437
CNOOC Limited
3.75%, 05/02/23 (i)	4,630	4,938
3.00%, 05/09/23	200	209
CNX Midstream Partners LP
6.50%, 03/15/26 (c)	520	526
CSI Compressco LP
7.50%, 04/01/25 (c)	720	633
Delek & Avner (Tamar Bond) Ltd
5.08%, 12/30/23 (c)	400	406
5.41%, 12/30/25 (c)	500	508
Diamondback Energy, Inc.
2.88%, 12/01/24	1,100	1,104
Enable Midstream Partners, LP
4.40%, 03/15/27	1,805	1,706
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (c)	255	262
Energy Transfer LP
4.75%, 01/15/26	980	1,044
EOG Resources, Inc.
4.38%, 04/15/30	780	921
EQM Midstream Partners, LP
6.50%, 07/01/27 (c)	140	148
EQT Corporation
7.88%, 02/01/25 (l)	345	382
Exterran Energy Solutions, L.P.
8.13%, 05/01/25	410	349
Extraction Oil & Gas, Inc.
0.00%, 02/01/26 (c) (g) (h)	250	64
Exxon Mobil Corporation
2.61%, 10/15/30 (k)	1,860	2,009
4.23%, 03/19/40	2,070	2,532
FTS International, Inc.
6.25%, 05/01/22	300	109
Geopark Limited
6.50%, 09/21/24 (d)	3,900	3,676
Gran Tierra Energy Inc.
7.75%, 05/23/27 (c)	900	325
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (d)	3,400	1,207
Gulfport Energy Corporation
6.38%, 05/15/25	510	311
Halliburton Company
2.92%, 03/01/30	1,415	1,392
Hess Infrastructure Partners LP
5.63%, 02/15/26 (c)	460	468
Hess Midstream Operations LP
5.13%, 06/15/28 (c)	395	394
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (c)	540	495
Hunt Oil USA, Inc.
6.38%, 06/01/28 (d)	1,000	994
Indian Oil Corporation Limited
5.63%, 08/02/21 (d)	1,000	1,029
Indigo Natural Resources LLC
6.88%, 02/15/26 (c)	260	253
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	3,415	4,455
Marathon Petroleum Corporation
5.13%, 12/15/26	4,245	4,933
Medco Bell PTE. LTD.
6.38%, 01/30/27 (c)	800	692
MEG Energy Corp.
7.13%, 02/01/27 (c)	625	561
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (c)	390	239
Murphy Oil USA, Inc.
4.75%, 09/15/29	335	357
Nabors Industries Ltd
7.25%, 01/15/26 (c)	310	155
NGL Energy Partners LP
7.50%, 04/15/26	245	152
NuStar Logistics, L.P.
6.00%, 06/01/26	750	753
Oasis Petroleum Inc.
0.00%, 03/15/22 (g) (h)	360	85
0.00%, 05/01/26 (c) (g) (h)	310	73
Occidental Petroleum Corporation
2.70%, 08/15/22	407	380
8.00%, 07/15/25 (i)	265	266
3.50%, 08/15/29	775	595
6.63%, 09/01/30	635	585
ONEOK, Inc.
3.40%, 09/01/29	1,145	1,123
ONGC Videsh Limited
4.63%, 07/15/24 (d)	2,800	3,002
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22 (d)	2,000	2,017
Par Petroleum, LLC
7.75%, 12/15/25 (c)	740	655
Parkland Fuel Corporation
5.88%, 07/15/27 (c)	575	605
Parsley Energy, LLC
5.63%, 10/15/27 (c)	600	597
PBF Holding Company LLC
6.00%, 02/15/28 (c)	235	156
Peabody Energy Corporation
6.00%, 03/31/22 (c)	375	244
PETRONAS Capital Limited
3.50%, 04/21/30 (c)	600	671
Pioneer Natural Resources Company
1.90%, 08/15/30	2,695	2,532
PT Pertamina (Persero)
4.30%, 05/20/23 (d)	1,800	1,928
PTTEP Treasury Center Company Limited
2.59%, 06/10/27 (c)	300	310
QEP Resources, Inc.
5.25%, 05/01/23	340	247
5.63%, 03/01/26	365	207
Rattler Midstream LP
5.63%, 07/15/25 (c)	310	312
Regency Energy Partners LP
4.50%, 11/01/23	3,700	3,904
Reliance Industries Limited
5.40%, 02/14/22 (d)	2,800	2,946
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	2,070	2,331
Schlumberger Investment SA
2.65%, 06/26/30	1,160	1,165
Sinopec Group Overseas Development (2016) Limited
2.75%, 05/03/21 (d)	1,500	1,515
Sinopec Group Overseas Development (2018) Limited
2.70%, 05/13/30 (c)	2,700	2,844
Sunoco LP
5.50%, 02/15/26	590	591
6.00%, 04/15/27	310	321
Targa Resource Corporation
6.50%, 07/15/27	260	272
4.88%, 02/01/31 (c)	685	664
Terraform Power Operating, LLC
4.25%, 01/31/23 (c)	665	681
TransCanada PipeLines Limited
4.25%, 05/15/28	4,000	4,612
Transocean Inc
11.50%, 01/30/27 (c)	145	58
Transocean Poseidon Limited
6.88%, 02/01/27 (c)	635	508

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Transocean Proteus Limited
6.25%, 12/01/24 (c)	435	389
Vine Oil & Gas LP
8.75%, 04/15/23 (c)	175	119
Viper Energy Partners LP
5.38%, 11/01/27 (c)	350	347
Weatherford International Ltd.
11.00%, 12/01/24 (c)	23	14
Western Midstream Operating, LP
4.10%, 02/01/25 (l)	420	399
5.05%, 02/01/30 (l)	435	422
WPX Energy, Inc.
5.25%, 10/15/27	425	432
5.88%, 06/15/28	340	355
4.50%, 01/15/30	260	256
		93,575
Industrials 1.8%
Adani Ports and Special Economic Zone Limited
3.95%, 01/19/22 (d)	1,700	1,734
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (c)	360	376
Air Lease Corporation
3.75%, 02/01/22	2,865	2,921
2.75%, 01/15/23	1,930	1,953
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (c)	600	589
4.50%, 11/15/26 (c) (i)	240	247
BOC Aviation Limited
1.36%, (3M USD LIBOR + 1.13%), 09/26/23 (a) (c)	4,775	4,688
Bombardier Inc.
6.00%, 10/15/22 (c)	315	293
7.88%, 04/15/27 (c)	205	154
Builders FirstSource, Inc.
6.75%, 06/01/27 (c)	180	193
5.00%, 03/01/30 (c)	400	414
Burlington Northern Santa FE, LLC
3.05%, 02/15/51	2,420	2,630
BWXT Government Group, Inc.
4.13%, 06/30/28 (c)	275	283
Carrier Global Corporation
3.38%, 04/05/40 (c)	3,085	3,223
Clean Harbors, Inc.
4.88%, 07/15/27 (c)	635	665
5.13%, 07/15/29 (c)	135	146
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (c)	315	319
CSX Corporation
3.80%, 11/01/46	4,815	5,564
Empresa de Transporte de Pasajeros Metro S.A.
5.00%, 01/25/47 (c)	1,845	2,298
FedEx Corporation
4.75%, 11/15/45	2,144	2,646
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (d)	700	816
Garda World Security Corporation
4.63%, 02/15/27 (c)	625	619
Gates Global LLC
6.25%, 01/15/26 (c)	450	463
General Electric Capital Corporation
5.88%, 01/14/38	2,025	2,356
GFL Environmental Inc.
4.25%, 06/01/25 (c)	180	182
3.75%, 08/01/25 (c)	280	282
5.13%, 12/15/26 (c)	460	478
8.50%, 05/01/27 (c)	165	180
Jeld-Wen, Inc.
4.63%, 12/15/25 (c)	675	679
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (c)	465	487
LATAM Airlines Group S.A.
0.00%, 03/01/26 (c) (g) (h)	1,000	370
LATAM Finance Limited
0.00%, 04/11/24 (d) (g) (h)	1,900	691
Lima Metro Line 2 Finance Ltd
5.88%, 07/05/34 (d)	1,863	2,273
Lockheed Martin Corporation
4.70%, 05/15/46	3,350	4,533
Masonite International Corporation
5.75%, 09/15/26 (c)	765	796
Northrop Grumman Corporation
5.15%, 05/01/40	2,815	3,785
Omers Private Equity U.S.A. Inc.
7.88%, 07/31/23 (c) (i)	85	83
Owens Corning
4.40%, 01/30/48	2,545	2,811
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (c)	75	82
4.20%, 04/01/27 (c)	2,160	2,434
Pike Corporation
5.50%, 09/01/28 (c)	395	396
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (c)	335	341
PSA Treasury Pte. Ltd.
2.13%, 09/05/29 (d)	1,400	1,459
Roper Technologies, Inc.
1.75%, 02/15/31	5,460	5,448
Stevens Holding Co., Inc.
6.13%, 10/01/26 (c)	555	594
Tempo Acquisition, LLC
6.75%, 06/01/25 (c)	1,030	1,051
The Dun & Bradstreet Corporation
6.88%, 08/15/26 (c)	165	177
10.25%, 02/15/27 (c)	282	319
The Hillman Group, Inc.
6.38%, 07/15/22 (c)	245	239
TransDigm Inc.
8.00%, 12/15/25 (c)	100	109
6.25%, 03/15/26 (c)	605	632
6.38%, 06/15/26	430	432
5.50%, 11/15/27	345	332
Triumph Group, Inc.
6.25%, 09/15/24 (c)	155	132
7.75%, 08/15/25	310	199
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (c)	400	414
United Rentals (North America), Inc.
5.25%, 01/15/30	45	49
4.00%, 07/15/30	390	401
United Rentals, Inc.
3.88%, 02/15/31	70	71
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (c)	750	779
Waste Pro USA, Inc.
5.50%, 02/15/26 (c)	385	389
		69,699
Health Care 1.8%
AbbVie Inc.
4.70%, 05/14/45	4,675	5,691
Air Medical Group Holdings LLC
6.38%, 05/15/23 (c)	440	440
Anthem, Inc.
2.38%, 01/15/25	2,100	2,227
Bausch Health Companies Inc.
7.00%, 03/15/24 - 01/15/28 (c)	1,070	1,125
6.25%, 02/15/29 (c)	330	340
5.25%, 01/30/30 (c)	395	388
Baxalta Incorporated
4.00%, 06/23/25	691	785
Becton, Dickinson and Company
2.89%, 06/06/22	6,875	7,106
Bristol-Myers Squibb Company
4.35%, 11/15/47	3,955	5,220
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (c)	620	648
Centene Corporation
4.25%, 12/15/27	450	471
3.00%, 10/15/30	220	224

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (c)	360	377
Cigna Holding Company
1.16%, (3M USD LIBOR + 0.89%), 07/15/23 (a)	2,740	2,768
4.90%, 12/15/48	2,865	3,708
CVS Health Corporation
5.05%, 03/25/48	2,035	2,588
DaVita Inc.
4.63%, 06/01/30 (c)	245	251
Eli Lilly and Company
2.25%, 05/15/50	5,560	5,244
Emergent BioSolutions Inc.
3.88%, 08/15/28 (c)	175	175
Encompass Health Corporation
4.50%, 02/01/28	180	181
4.75%, 02/01/30	60	61
4.63%, 04/01/31	310	310
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (c)	265	127
Fresenius Medical Care Holdings, Inc.
4.88%, 06/15/27 (c)	715	737
HCA Inc.
5.38%, 09/01/26	980	1,082
4.13%, 06/15/29	2,180	2,464
3.50%, 09/01/30	620	631
Health Care Service Corporation, A Mutual Legal Reserve Company
3.20%, 06/01/50 (c)	580	600
Hill-Rom Holdings, Inc.
4.38%, 09/15/27 (c)	290	301
Horizon Therapeutics USA, Inc.
5.50%, 08/01/27 (c)	630	669
IQVIA Inc.
5.00%, 05/15/27 (c)	610	639
Jaguar Holding Company II
5.00%, 06/15/28 (c)	195	203
Legacy Lifepoint Health, LLC
6.75%, 04/15/25 (c)	245	258
4.38%, 02/15/27 (c)	415	415
Merck & Co., Inc.
3.40%, 03/07/29	4,360	5,074
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (c)	525	539
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (c)	70	71
7.25%, 02/01/28 (c)	385	400
Polaris Intermediate School
8.50%, 12/01/22 (c) (m)	575	585
Radiology Partners, Inc.
9.25%, 02/01/28 (c)	465	484
Royalty Pharma PLC
3.30%, 09/02/40 (c)	2,690	2,649
Select Medical Corporation
6.25%, 08/15/26 (c)	855	889
Takeda Pharmaceutical Co Ltd
4.40%, 11/26/23	3,000	3,330
Tenet Healthcare Corporation
7.00%, 08/01/25	550	566
4.88%, 01/01/26 (c)	510	516
6.25%, 02/01/27 (c)	605	624
5.13%, 11/01/27 (c)	215	221
Upjohn Inc.
1.65%, 06/22/25 (c)	1,460	1,493
Vizient, Inc.
6.25%, 05/15/27 (c)	410	430
West Street Merger Sub, Inc.
6.38%, 09/01/25 (c)	700	715
		67,040
Communication Services 1.8%
Altice Financing S.A.
5.00%, 01/15/28 (c)	245	238
Altice France
7.38%, 05/01/26 (c)	665	697
6.00%, 02/15/28 (c)	435	414
AT&T Inc.
2.75%, 06/01/31	4,000	4,207
5.25%, 03/01/37	6,185	7,751
6.38%, 03/01/41	300	415
Axiata SPV2 Berhad
3.47%, 11/19/20 (d)	1,000	1,002
Baidu, Inc.
3.43%, 04/07/30	200	219
Cablevision Lightpath LLC
3.88%, 09/15/27 (c)	300	300
5.63%, 09/15/28 (c)	200	203
CCO Holdings, LLC
5.75%, 02/15/26 (c)	1,505	1,565
5.00%, 02/01/28 (c)	295	310
4.75%, 03/01/30 (c)	735	778
4.50%, 08/15/30 (c)	380	399
Cengage Learning, Inc.
9.50%, 06/15/24 (c)	345	223
CenturyLink, Inc.
5.13%, 12/15/26 (c)	390	399
4.00%, 02/15/27 (c)	360	365
Charter Communications Operating, LLC
4.91%, 07/23/25	4,083	4,710
Cincinnati Bell Inc.
7.00%, 07/15/24 (c)	805	830
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	170	165
Comcast Corporation
3.95%, 10/15/25	1,705	1,955
3.40%, 04/01/30	2,255	2,598
1.50%, 02/15/31	3,540	3,494
CSC Holdings, LLC
5.25%, 06/01/24	690	740
5.75%, 01/15/30 (c)	795	845
4.63%, 12/01/30 (c)	400	401
Diamond Sports Group, LLC
5.38%, 08/15/26 (c)	475	336
DISH DBS Corporation
5.88%, 11/15/24	410	423
Embarq Corporation
8.00%, 06/01/36	370	438
Expedia Group, Inc.
3.80%, 02/15/28	2,295	2,305
Frontier Communications Corporation
0.00%, 04/15/20 - 01/15/23 (g) (h)	425	164
8.50%, 04/01/26 (c)	215	217
8.00%, 04/01/27 (c)	275	275
GCI, LLC
4.75%, 10/15/28 (c)	380	385
Globo Comunicacao e Participacoes S.A.
4.88%, 01/22/30 (c)	1,300	1,280
Gray Escrow, Inc.
7.00%, 05/15/27 (c)	475	515
Gray Television, Inc.
5.13%, 10/15/24 (c)	275	281
Greeneden U.S. Holdings II, LLC
10.00%, 11/30/24 (c)	1,075	1,137
iHeartCommunications, Inc.
8.38%, 05/01/27	70	69
5.25%, 08/15/27 (c)	285	279
Intelsat Jackson Holdings S.A.
0.00%, 08/01/23 (g) (h)	440	276
0.00%, 10/15/24 (c) (g) (h)	425	274
Level 3 Financing, Inc.
4.63%, 09/15/27 (c)	450	462
4.25%, 07/01/28 (c)	305	309
Live Nation Entertainment, Inc.
5.63%, 03/15/26 (c)	945	912
6.50%, 05/15/27 (c)	205	221
Match Group Holdings II, LLC
4.63%, 06/01/28 (c)	185	190
Match Group, Inc.
5.00%, 12/15/27 (c)	340	359
Netflix, Inc.
5.88%, 02/15/25	275	311

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
5.38%, 11/15/29 (c)	230	271
4.88%, 06/15/30 (c)	160	182
Network I2I Limited
5.65%, (callable at 100 beginning 01/15/25) (c) (j)	900	896
Nexstar Escrow Inc.
5.63%, 07/15/27 (c)	300	315
Scripps Escrow, Inc.
5.88%, 07/15/27 (c)	355	344
Sirius XM Radio Inc.
5.38%, 07/15/26 (c)	440	458
5.50%, 07/01/29 (c)	325	349
4.13%, 07/01/30 (c)	540	553
Sprint Capital Corporation
6.88%, 11/15/28	1,255	1,563
Sprint Corporation
7.13%, 06/15/24	1,205	1,386
Switch, Ltd.
3.75%, 09/15/28 (c)	230	232
Telesat Canada
4.88%, 06/01/27 (c)	360	362
6.50%, 10/15/27 (c)	365	368
Tencent Holdings Limited
2.39%, 06/03/30 (c)	3,000	3,063
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (c)	155	156
The Interpublic Group of Companies, Inc.
5.40%, 10/01/48	3,725	4,375
T-Mobile USA, Inc.
3.50%, 04/15/25 (c)	2,415	2,649
1.50%, 02/15/26 (c)	530	532
Uber Technologies, Inc.
8.00%, 11/01/26 (c)	370	394
7.50%, 09/15/27 (c)	205	219
Univision Communications Inc.
6.63%, 06/01/27 (c)	385	378
Virgin Media Finance PLC
5.00%, 07/15/30 (c)	620	619
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (c)	460	453
6.13%, 03/01/28 (c)	215	222
		66,980
Materials 1.5%
Alcoa Nederland Holding B.V.
6.13%, 05/15/28 (c)	610	643
Andina Acquisition Corporation
8.20%, 01/31/22 (d)	400	415
Anglo American Capital PLC
4.50%, 03/15/28 (c)	4,720	5,339
Arconic Corporation
6.00%, 05/15/25 (c)	190	203
6.13%, 02/15/28 (c)	605	622
ARD Finance S.A.
6.50%, 06/30/27 (c) (m)	200	199
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (c)	280	286
Avantor Funding, Inc.
4.63%, 07/15/28 (c)	290	301
Axalta Coating Systems, LLC
4.75%, 06/15/27 (c)	670	690
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (c)	2,000	1,894
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (c)	2,300	2,317
CCL Industries Inc.
3.05%, 06/01/30 (c)	1,875	1,999
CNAC (HK) Finbridge Company Limited
3.50%, 07/19/22 (d)	400	410
3.38%, 06/19/24 (d)	400	416
Crown Americas LLC
4.50%, 01/15/23	650	674
CSN Islands XII Corp
7.00%, (callable at 100 beginning 12/23/20) (d) (j)	2,100	1,824
6.75%, 01/28/28 (c)	1,500	1,453
CSN Resources S.A.
7.63%, 04/17/26 (c) (i)	700	704
DuPont de Nemours, Inc.
5.42%, 11/15/48	2,035	2,712
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (c)	630	630
Freeport-McMoRan Inc.
4.63%, 08/01/30	800	841
Hexion Inc.
7.88%, 07/15/27 (c)	285	287
Illuminate Buyer LLC
9.00%, 07/01/28 (c)	360	386
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (c)	55	56
Inversiones CMPC S.A.
4.50%, 04/25/22 (d)	1,000	1,038
Kraton Polymers LLC
7.00%, 04/15/25 (c) (i)	465	475
MEGlobal Canada ULC
5.00%, 05/18/25 (c)	2,300	2,476
Nouryon Finance B.V.
8.00%, 10/01/26 (c) (i)	175	186
Novelis Corporation
4.75%, 01/30/30 (c)	240	234
Nutrien Ltd.
4.20%, 04/01/29	4,075	4,832
Orbia Advance Corporation, S.A.B. de C.V.
4.88%, 09/19/22 (d)	3,200	3,392
Packaging Corporation of America
3.40%, 12/15/27	1,975	2,198
POSCO
2.38%, 11/12/22 - 01/17/23 (d)	2,700	2,767
2.75%, 07/15/24 (d)	600	628
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (c)	240	242
Schweitzer-Mauduit International, Inc.
6.88%, 10/01/26 (c)	485	513
Silgan Holdings Inc.
4.13%, 02/01/28	630	643
SunCoke Energy, Inc.
7.50%, 06/15/25 (c)	855	770
The Scotts Miracle-Gro Company
4.50%, 10/15/29	420	445
UPL Corporation Limited
3.25%, 10/13/21 (d)	1,000	1,009
4.50%, 03/08/28 (d)	700	713
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (c)	1,300	976
Vedanta Resources Limited
6.13%, 08/09/24 (d)	5,300	3,737
Westrock Company, Inc.
3.75%, 03/15/25	4,220	4,714
		57,289
Consumer Discretionary 1.5%
Allied Universal Holdco LLC
6.63%, 07/15/26 (c)	370	393
9.75%, 07/15/27 (c)	715	778
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	320	310
Aramark Services, Inc.
6.38%, 05/01/25 (c)	475	494
Argos Holdings Inc.
7.13%, 03/15/23 (c)	395	399
Asbury Automotive Group, Inc.
4.50%, 03/01/28 (c)	112	112
4.75%, 03/01/30 (c)	112	112
Boyd Gaming Corporation
4.75%, 12/01/27	625	613
Boyne USA, Inc.
7.25%, 05/01/25 (c)	1,095	1,150
Carnival Corporation
11.50%, 04/01/23 (c)	180	202

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Carvana Co.
8.88%, 10/01/23 (c)	220	230
5.63%, 10/01/25 (c)	175	173
Cedar Fair, L.P.
5.25%, 07/15/29	550	522
Century Communities, Inc.
6.75%, 06/01/27	345	369
Constellation Merger Sub Inc.
8.50%, 09/15/25 (c) (i)	430	358
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (c)	565	546
Dana Corporation
5.38%, 11/15/27	120	123
5.63%, 06/15/28	310	320
Dealer Tire, LLC
8.00%, 02/01/28 (c)	175	179
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/28 (c)	225	233
Delta Air Lines, Inc.
7.00%, 05/01/25 (c)	145	159
Dollar Tree, Inc.
4.00%, 05/15/25	1,930	2,174
Eldorado Resorts, Inc.
6.25%, 07/01/25 (c)	460	480
Ford Motor Company
9.00%, 04/22/25	195	223
7.45%, 07/16/31	480	552
Frontdoor, Inc.
6.75%, 08/15/26 (c)	675	721
Gohl Capital Limited
4.25%, 01/24/27 (d)	600	597
Golden Entertainment, Inc.
7.63%, 04/15/26 (c)	315	311
Griffon Corporation
5.75%, 03/01/28	875	915
Group 1 Automotive, Inc.
4.00%, 08/15/28 (c)	140	137
Grubhub Holdings Inc.
5.50%, 07/01/27 (c)	215	223
Hasbro, Inc.
3.50%, 09/15/27	2,835	2,953
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (c)	25	26
5.75%, 05/01/28 (c)	30	32
Hyundai Capital America
2.65%, 02/10/25 (c)	4,845	4,987
1.80%, 10/15/25 (c)	150	149
IAA Spinco Inc.
5.50%, 06/15/27 (c)	550	572
Installed Building Products, Inc.
5.75%, 02/01/28 (c)	425	449
IRB Holding Corp.
7.00%, 06/15/25 (c)	275	294
6.75%, 02/15/26 (c)	640	641
JD.com, Inc.
3.38%, 01/14/30	2,500	2,699
KAR Auction Services, Inc.
5.13%, 06/01/25 (c)	770	768
LTF Merger Sub, Inc.
8.50%, 06/15/23 (c)	695	667
M/I Homes, Inc.
4.95%, 02/01/28	380	390
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	600	613
McDonald's Corporation
3.60%, 07/01/30	2,250	2,621
4.45%, 03/01/47	2,385	2,948
MGM Resorts International
6.75%, 05/01/25	465	488
5.75%, 06/15/25	227	238
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (c)	455	474
NCL Corporation Ltd.
3.63%, 12/15/24 (c)	605	424
New Golden Nugget Inc.
6.75%, 10/15/24 (c)	795	663
8.75%, 10/01/25 (c) (i)	150	118
Newell Brands Inc.
4.88%, 06/01/25	185	199
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (c)	430	451
8.50%, 05/15/27 (c)	230	238
Penn National Gaming, Inc.
5.63%, 01/15/27 (c)	655	680
PetSmart, Inc.
5.88%, 06/01/25 (c)	307	314
S.A.C.I. Falabella
3.75%, 04/30/23 (d)	2,600	2,711
Scientific Games International, Inc.
5.00%, 10/15/25 (c)	570	574
8.25%, 03/15/26 (c)	215	225
Six Flags Operations Inc.
4.88%, 07/31/24 (c)	660	621
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (c)	265	282
Southwest Airlines Co.
4.75%, 05/04/23	2,560	2,731
Staples, Inc.
7.50%, 04/15/26 (c)	365	337
10.75%, 04/15/27 (c)	150	120
Stars Group Holdings B.V.
7.00%, 07/15/26 (c)	675	715
Tempur Sealy International, Inc.
5.50%, 06/15/26	970	1,006
The Home Depot, Inc.
3.90%, 06/15/47	2,125	2,597
The ServiceMaster Company, LLC
5.13%, 11/15/24 (c)	620	634
The William Carter Company
5.63%, 03/15/27 (c)	490	517
TRI Pointe Homes, Inc.
5.70%, 06/15/28	435	475
Twin River Worldwide Holdings, Inc.
6.75%, 06/01/27 (c)	835	833
Viking Cruises Limited
13.00%, 05/15/25 (c)	135	156
5.88%, 09/15/27 (c)	1,025	796
Wolverine Escrow LLC
9.00%, 11/15/26 (c)	325	268
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (c)	400	388
Yum! Brands, Inc.
7.75%, 04/01/25 (c)	190	210
4.75%, 01/15/30 (c)	370	399
3.63%, 03/15/31	370	370
		56,169
Consumer Staples 1.4%
Altria Group, Inc.
4.80%, 02/14/29	3,990	4,719
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	1,765	2,163
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	2,340	2,817
B&G Foods, Inc.
5.25%, 04/01/25 - 09/15/27	545	563
BAT Capital Corp.
3.46%, 09/06/29	6,805	7,231
Campbell Soup Company
2.38%, 04/24/30	1,295	1,345
CK Hutchison International (17) (II) Limited
2.75%, 03/29/23 (c)	1,500	1,558
Constellation Brands, Inc.
3.15%, 08/01/29	2,130	2,328
2.88%, 05/01/30	260	280
Costco Wholesale Corporation
1.75%, 04/20/32	825	844
Embotelladora Andina S.A
5.00%, 10/01/23 (d)	500	550

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Energizer Holdings, Inc.
7.75%, 01/15/27 (c)	390	426
JBS USA Food Company
5.88%, 07/15/24 (c)	63	64
5.75%, 06/15/25 (c)	85	88
6.50%, 04/15/29 (c)	345	383
5.50%, 01/15/30 (c)	85	93
Keurig Dr Pepper Inc.
3.80%, 05/01/50	1,560	1,784
Kraft Heinz Foods Company
5.00%, 07/15/35	440	506
5.20%, 07/15/45	1,210	1,329
Kronos Acquisition Holdings Inc
9.00%, 08/15/23 (c)	505	512
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (c)	450	442
Mondelez International, Inc.
1.50%, 05/04/25	1,470	1,511
1.88%, 10/15/32	2,595	2,589
Performance Food Group Company
5.50%, 10/15/27 (c)	530	546
Pilgrim's Pride Corporation
5.88%, 09/30/27 (c)	465	483
Post Holdings, Inc.
5.50%, 12/15/29 (c)	130	140
4.63%, 04/15/30 (c)	540	555
Safeway Inc.
4.63%, 01/15/27 (c)	395	404
3.50%, 03/15/29 (c)	410	398
Smithfield Foods, Inc.
4.25%, 02/01/27 (c)	4,365	4,768
Spectrum Brands, Inc.
5.00%, 10/01/29 (c)	360	374
Sysco Corporation
3.30%, 02/15/50	4,125	3,880
Target Corporation
3.38%, 04/15/29	4,600	5,345
The Kroger Co.
3.40%, 04/15/22	1,000	1,037
2.80%, 08/01/22	1,132	1,176
U.S. Foods Inc.
6.25%, 04/15/25 (c)	40	42
Verscend Holding Corp.
9.75%, 08/15/26 (c)	739	804
		54,077
Information Technology 1.1%
Activision Blizzard, Inc.
1.35%, 09/15/30	1,120	1,093
Apple Inc.
4.65%, 02/23/46	3,660	5,038
Arrow Electronics, Inc.
3.88%, 01/12/28	2,420	2,676
Ascend Learning, LLC
6.88%, 08/01/25 (c)	965	992
ASGN Incorporated
4.63%, 05/15/28 (c)	290	291
Avaya, Inc.
6.13%, 09/15/28 (c)	425	434
Banff Merger Sub Inc.
9.75%, 09/01/26 (c)	165	174
Boxer Parent Company Inc.
7.13%, 10/02/25 (c)	35	37
Broadcom Inc.
3.15%, 11/15/25	3,765	4,060
BY Crown Parent, LLC
4.25%, 01/31/26 (c)	225	229
Castle United States Holding Corporation
9.50%, 02/15/28 (c)	175	167
Corning Incorporated
4.38%, 11/15/57	2,325	2,790
Ensemble S Merger Sub, Inc.
9.00%, 09/30/23 (c)	557	557
GTT Communications Inc.
7.88%, 12/31/24 (c)	340	177
Lam Research Corporation
2.88%, 06/15/50	2,100	2,165
LogMeIn, Inc.
5.50%, 09/01/27 (c)	185	188
Marvell Technology Group Ltd
4.20%, 06/22/23	4,360	4,698
Micron Technology, Inc.
2.50%, 04/24/23	2,130	2,211
NetApp, Inc.
1.88%, 06/22/25	2,515	2,604
NXP B.V.
3.88%, 06/18/26 (c)	2,185	2,448
Oracle Corporation
3.85%, 04/01/60	3,030	3,534
Radiate HoldCo, LLC
4.50%, 09/15/26 (c)	315	317
6.50%, 09/15/28 (c)	120	123
Refinitiv US Holdings Inc.
8.25%, 11/15/26 (c)	495	543
Riverbed Technology, Inc.
8.88%, 03/01/23 (c)	320	221
Sabre GLBL Inc.
9.25%, 04/15/25 (c)	220	242
Science Applications International Corporation
4.88%, 04/01/28 (c)	180	183
Texas Instruments Incorporated
1.75%, 05/04/30	1,185	1,221
ViaSat, Inc.
6.50%, 07/15/28 (c)	460	461
Xilinx, Inc.
2.38%, 06/01/30	2,460	2,587
		42,461
Real Estate 1.0%
Alexandria Real Estate Equities, Inc.
4.00%, 01/15/24	3,345	3,686
American Tower Corporation
3.38%, 10/15/26	5,000	5,532
3.60%, 01/15/28	4,495	5,029
Boston Properties Limited Partnership
3.40%, 06/21/29	4,440	4,819
Crown Castle International Corp.
3.65%, 09/01/27	9,690	10,837
Equinix, Inc.
1.80%, 07/15/27	1,630	1,648
ESH Hospitality, Inc.
5.25%, 05/01/25 (c)	540	545
Iron Mountain Incorporated
4.88%, 09/15/29 (c)	365	371
4.50%, 02/15/31 (c)	275	276
iStar Inc.
4.75%, 10/01/24	300	290
Mattamy Homes Limited
4.63%, 03/01/30 (c)	400	404
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27	540	581
MPT Operating Partnership, L.P.
5.00%, 10/15/27	1,375	1,435
National Retail Properties, Inc.
2.50%, 04/15/30	1,145	1,137
Realogy Group LLC
7.63%, 06/15/25 (c)	205	214
Simon Property Group, L.P.
2.45%, 09/13/29	1,100	1,089
VICI Properties Inc.
3.75%, 02/15/27 (c)	70	69
4.13%, 08/15/30 (c)	350	345
WeWork Companies Inc.
7.88%, 05/01/25 (c)	210	134
XHR LP
6.38%, 08/15/25 (c)	145	145
		38,586

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Energy 0.0%
Bharat Petroleum Corporation Limited
4.00%, 05/08/25 (d)	600	627
Total Corporate Bonds And Notes (cost $946,849)		974,863
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 24.7%
ABFC Trust
Series 2006-A2B-HE1, REMIC, 0.26%, (1M USD LIBOR + 0.11%), 01/25/37 (a)	3,668	2,523
Series 2007-A1A-WMC1, REMIC, 1.40%, (1M USD LIBOR + 1.25%), 06/25/37 (a) (n)	3,395	2,794
Accredited Mortgage Loan Trust
Series 2004-A2-1, 0.75%, (1M USD LIBOR + 0.60%), 04/25/34 (a)	369	334
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2D-HE1, REMIC, 0.75%, (1M USD LIBOR + 0.60%), 02/25/36 (a)	9,162	9,026
Aimco CDO
Series 2019-D-10A, 3.81%, (3M USD LIBOR + 3.55%), 07/22/32 (a)	2,000	1,882
Aimco CLO
Series 2018-D-AA, 2.82%, (3M USD LIBOR + 2.55%), 04/17/31 (a)	1,000	900
AIMCO CLO Series 2018-A
Series 2018-B-AA, 1.67%, (3M USD LIBOR + 1.40%), 04/17/31 (a)	2,500	2,453
Alternative Loan Trust
Series 2005-A3-32T1, REMIC, 1.15%, (1M USD LIBOR + 1.00%), 08/25/35 (a)	6,221	3,435
Series 2005-1A2-27, REMIC, 2.42%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 08/25/35 (a)	334	306
Series 2005-1A1-59, REMIC, 0.82%, (1M USD LIBOR + 0.33%), 11/20/35 (a)	5,098	4,680
Series 2005-2A1-J12, REMIC, 0.69%, (1M USD LIBOR + 0.54%), 11/25/35 (a)	2,886	1,937
Series 2006-A1B-OA12, REMIC, 0.35%, (1M USD LIBOR + 0.19%), 09/20/46 (a)	2,272	2,042
Series 2006-1A1A-OA17, REMIC, 0.35%, (1M USD LIBOR + 0.20%), 12/20/46 (a)	5,303	4,183
Series 2006-2A3-OC3, REMIC, 0.76%, (1M USD LIBOR + 0.29%), 03/25/36 (a) (n)	8,852	8,332
American Home Mortgage Investment Trust
Series 2004-4A-4, REMIC, 2.31%, (6M USD LIBOR + 2.00%), 02/25/45 (a)	38	38
Anchorage Capital CLO 13 Ltd
Series 2019-B-13A, 3.22%, (3M USD LIBOR + 2.00%), 04/15/32 (a)	2,000	1,996
Anchorage Capital CLO 15 Ltd
Series 2020-B1-15A, 2.69%, (3M USD LIBOR + 2.45%), 07/21/31 (a)	2,500	2,510
Anchorage Capital CLO 1-R Ltd
Series 2018-C-1RA, 2.07%, (3M USD LIBOR + 1.80%), 04/14/31 (a)	1,300	1,265
Apidos CLO XII
Series 2013-DR-12A, 2.87%, (3M USD LIBOR + 2.60%), 04/15/31 (a)	1,000	915
Apidos CLO XXI
Series 2015-CR-21A, 2.72%, (3M USD LIBOR + 2.45%), 07/19/27 (a) (c)	500	474
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (c)	1,541	1,409
Argent Securities Inc.
Series 2005-A2C-W2, REMIC, 0.87%, (1M USD LIBOR + 0.72%), 10/25/35 (a)	424	414
Series 2006-A2C-W2, REMIC, 0.73%, (1M USD LIBOR + 0.58%), 03/25/36 (a) (n)	8,819	5,778
Atrium XIII LLC
Series D-13A, 2.96%, (3M USD LIBOR + 2.70%), 11/21/30 (a)	1,000	910
Atrium XIV LLC
Series D-14A, 3.22%, (3M USD LIBOR + 2.95%), 08/23/30 (a)	1,000	931
Atrium XV LLC
Series D-15A, REMIC, 3.26%, (3M USD LIBOR + 3.00%), 01/23/31 (a)	2,500	2,325
Babson CLO Ltd/Cayman Islands
Series 2018-D-3A, 3.17%, (3M USD LIBOR + 2.90%), 07/20/29 (a)	500	447
Series 2016-DR-1A, 3.31%, (3M USD LIBOR + 3.05%), 07/23/30 (a)	1,000	939
Series 2019-C-2A, 4.12%, (3M USD LIBOR + 3.85%), 04/15/31 (a)	500	498
Bain Capital Credit Clo 2016-2 Ltd
Series 2016-DR-2A, 4.38%, (3M USD LIBOR + 4.10%), 01/16/29 (a)	1,650	1,592
BAMLL Commercial Mortgage Securities Trust
Series 2016-C-ISQ, REMIC, 3.73%, 08/14/26 (a)	3,125	3,193
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 3.89%, 02/20/35 (a)	374	391
Banc of America Mortgage Securities, Inc.
Series 2004-5A1-2, REMIC, 6.50%, 10/25/31	7	7
Bancorp Commercial Mortgage Trust
Series 2019-D-CRE6, REMIC, 2.45%, 08/15/22	6,727	6,038
Bank 2018-BNK10
Series 2018-C-BN10, REMIC, 4.16%, 02/17/28	3,376	3,358
Bank 2020-BNK28
Series 2020-C-BN28, REMIC, 3.15%, 10/18/30 (a)	4,109	4,225
Bank of America Corporation
Series 2005-A1-D, REMIC, 3.68%, 05/25/35 (a)	4,553	4,602
Barings CLO Ltd
Series 2018-C-1A, 2.87%, (3M USD LIBOR + 2.60%), 04/15/31 (a)	1,000	909
Series 2019-D-1A, 4.12%, (3M USD LIBOR + 3.85%), 04/15/31 (a)	1,000	997
BBCMS Mortgage Trust
Series 2019-B-C3, REMIC, 4.10%, 05/17/29	3,554	3,891
Series 2019-C-C3, REMIC, 4.18%, 05/17/29	4,250	4,048
Series 2018-F-TALL, REMIC, 3.39%, (1M USD LIBOR + 3.24%), 03/16/37 (a) (n)	4,330	3,668
BB-UBS Trust
Interest Only, Series 2012-XB-SHOW, REMIC, 0.28%, 11/07/36 (a)	6,436	45
Interest Only, Series 2012-XA-SHOW, REMIC, 0.73%, 11/07/36 (a)	11,689	266
BCAP LLC Trust
Series 2010-5A3-RR11, REMIC, 3.83%, 01/12/22 (a)	6,127	5,052
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36	658	453
Series 2011-12A1-RR5, REMIC, 4.85%, 03/26/37 (a)	160	162
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37	3,985	2,846
Series 2012-6A6-RR1, REMIC, 0.35%, 12/27/46 (a)	7,474	6,886
Series 2007-11A-AA2, REMIC, 0.34%, (1M USD LIBOR + 0.19%), 05/25/47 (a) (n)	3,141	3,153
Bear Stearns ALT-A Trust
Series 2005-23A1-4, REMIC, 3.50%, 05/25/35 (a)	145	145
Series 2005-26A1-7, REMIC, 3.18%, 09/25/35 (a)	7,660	4,426
Series 2005-22A1-7, REMIC, 3.25%, 09/25/35 (a)	100	77
Bear Stearns ARM Trust
Series 2000-A1-2, REMIC, 2.78%, 11/25/30 (a)	1	1
Series 2002-1A1-11, REMIC, 3.68%, 02/25/33 (a)	1	1
Series 2002-1A2-11, REMIC, 3.75%, 02/25/33 (a)	2	2
Series 2003-6A1-1, REMIC, 4.02%, 04/25/33 (a)	7	7
Series 2003-4A1-8, REMIC, 3.54%, 01/25/34 (a)	64	62
Series 2004-12A5-1, REMIC, 3.78%, 04/25/34 (a)	163	163
Series 2004-2A1-8, REMIC, 3.19%, 11/25/34 (a)	224	208

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Bear Stearns Asset Backed Securities I Trust
Series 2005-M2-AQ1, REMIC, 1.12%, (1M USD LIBOR + 0.98%), 03/25/35 (a)	4,593	4,491
Series 2007-1A3-HE3, REMIC, 0.43%, (1M USD LIBOR + 0.25%), 01/25/37 (a)	4,204	4,394
Bear Stearns Asset Backed Securities Trust
Series 2006-A2-4, REMIC, 0.41%, (1M USD LIBOR + 0.26%), 10/25/36 (a)	706	701
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 3.07%, 01/26/36 (a)	313	256
Series 2007-2A1-R6, REMIC, 6.76%, 12/26/46 (a)	215	188
Bear Stearns Structured Products Trust
Series 2007-A2-EMX1, REMIC, 1.45%, (1M USD LIBOR + 1.30%), 03/25/37 (a)	1,759	1,674
Benchmark 2020-B18 Mortgage Trust
Series 2020-C-B18, REMIC, 3.77%, 07/17/30	3,826	4,069
Benchmark 2020-B19 Mortgage Trust
Series 2020-C-B19, REMIC, 3.21%, 09/17/30	4,109	4,246
BX Trust
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29	520	501
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29	3,595	3,272
BXMT, Ltd.
Series 2020-A-FL2, 1.05%, (1M USD LIBOR + 0.90%), 02/18/38 (a)	1,064	1,045
CAL Funding III Limited
Series 2018-A-1A, REMIC, 3.96%, 02/25/28	3,750	3,738
CAL Funding IV Ltd
Series 2020-A-1A, 2.22%, 09/25/45	2,000	1,999
Canyon Capital CLO Ltd
Series 2014-DR-2A, 3.93%, (3M USD LIBOR + 3.65%), 04/15/29 (a)	1,000	947
Series 2012-D-1RA, 3.27%, (3M USD LIBOR + 3.00%), 07/15/30 (a)	1,500	1,388
Series 2014-CR-1A, 3.02%, (3M USD LIBOR + 2.75%), 01/30/31 (a) (c)	1,134	1,007
Series 2016-DR-1A, 3.08%, (3M USD LIBOR + 2.80%), 07/15/31 (a)	1,000	913
Series 2019-D-2A, 4.22%, (3M USD LIBOR + 3.95%), 10/15/32 (a)	1,000	966
Canyon CLO Ltd
Series 2018-D-1A, 3.17%, (3M USD LIBOR + 2.90%), 07/15/31 (a)	1,000	915
CF Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 04/17/24	2,737	2,586
CF Trust
Series 2019-E-MF1, 2.36%, 08/16/21	4,037	3,899
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 3.67%, 12/25/35 (a)	403	369
ChaseFlex Trust Series
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	461	345
CHT 2017-COSMO Mortgage Trust
Series 2017-B-CSMO, REMIC, 1.55%, (1M USD LIBOR + 1.40%), 11/15/36 (a) (n)	3,379	3,258
CIFC Funding Ltd.
Series 2015-CR-4A, 4.27%, (3M USD LIBOR + 4.00%), 10/20/27 (a)	1,000	1,000
Series 2020-B-1A, 2.54%, (3M USD LIBOR + 2.30%), 07/15/32 (a)	2,000	2,006
CIM Trust
Series 2017-A1-6, 3.02%, 06/25/57 (a)	6,981	6,937
Citicorp Mortgage Securities Trust
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	929	884
Citigroup Commercial Mortgage Trust
Series 2020-F-555, 3.62%, 12/12/29	2,584	2,293
Series 2020-G-555, 3.62%, 12/12/29	2,584	1,975
Series 2015-D-GC27, REMIC, 4.57%, 01/10/25 (a)	1,696	1,357
Series 2016-D-GC36, REMIC, 2.85%, 01/10/26	2,223	1,377
Series 2016-B-GC36, REMIC, 4.91%, 01/12/26	2,892	3,062
Series 2017-D-P7, REMIC, 3.25%, 04/14/27	2,919	1,997
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-B-GC41, REMIC, 3.20%, 08/10/29	4,080	4,375
Citigroup Mortgage Loan Trust 2018-RP1
Series 2018-M3-RP1, REMIC, 3.00%, 09/25/64	1,500	1,496
Citigtoup Mortgage Loan Trust
Series 2018-A1-C, 4.13%, 03/25/59	897	900
Series 2005-A2A-11, REMIC, 2.53%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.40%), 10/25/35 (a)	15	15
Series 2005-1A3A-8, REMIC, 3.82%, 11/25/35 (a)	2,522	2,610
Series 2007-1A1-FS1, REMIC, 4.39%, 10/25/37 (n)	2,909	2,749
Series 2007-A3A-AHL3, REMIC, 0.21%, (1M USD LIBOR + 0.06%), 08/25/45 (a)	321	245
Series 2018-A1-A, REMIC, 4.00%, 01/25/68 (n)	891	899
CLI Funding LLC
Series 2018-A-1A, 4.03%, 04/18/28	2,973	3,050
CLI Funding VI LLC
Series 2019-A-1A, 3.71%, 05/18/29	2,603	2,649
Series 2020-A-1A, 2.08%, 09/18/45	2,000	1,999
Columbia Cent CLO 29 Ltd
Series 2020-B1-29A, REMIC, 0.00%, (3M USD LIBOR + 2.45%), 07/21/31 (a)	2,000	2,003
COMM Mortgage Trust
Series 2017-E-PANW, 4.13%, 10/11/24 (a)	5,717	5,647
Series 2017-D-PANW, 4.34%, 10/11/24 (a)	3,425	3,524
Series 2015-C-DC1, REMIC, 4.45%, 01/10/25 (a)	200	179
Interest Only, Series 2015-XA-CR22, REMIC, 1.03%, 03/12/48 (a)	114,835	3,429
Cook Park CLO, Ltd.
Series 2018-D-1A, 2.87%, (3M USD LIBOR + 2.60%), 04/17/30 (a)	2,000	1,841
Countrywide Alternative Loan Trust
Series 2006-A1-OA21, REMIC, 0.35%, (1M USD LIBOR + 0.19%), 03/20/47 (a)	3,768	3,225
Series 2007-A1A-OA7, REMIC, 0.36%, (1M USD LIBOR + 0.18%), 05/25/47 (a)	253	231
Countrywide Asset-Backed Certificates
Series 2006-2A3-24, REMIC, 0.30%, (1M USD LIBOR + 0.15%), 04/25/34 (a)	924	856
Credit Acceptance Auto Loan Trust
Series 2017-A-3A, 2.65%, 01/15/21	164	164
Credit Suisse Commerical Mortgage Trust
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (a)	922	879
Credit Suisse Securities (USA) LLC
Series 2002-A-P1A, REMIC, 0.80%, 03/25/32 (a)	24	22
Crown Point CLO Ltd
Series 2020-C-9A, 3.87%, (3M USD LIBOR + 3.60%), 07/14/32 (a)	1,000	1,001
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-B-C6, REMIC, 3.92%, 04/17/26	1,097	1,193
Series 2016-C-C6, REMIC, 5.09%, 04/17/26 (a)	389	405
CSAIL 2017-CX10 Commercial Mortgage Trust
Series 2017-B-CX10, REMIC, 3.89%, 11/17/27	3,666	3,810
CSAIL 2020-C19 Commercial Mortgage Trust
Interest Only, Series 2020-XA-C19, REMIC, 1.24%, 03/17/53 (a)	41,214	3,483
CSAIL Commercial Mortgage Trust
Series 2017-C-CX10, 4.25%, 11/17/27 (a)	3,875	3,712
Series 2016-D-C6, REMIC, 5.09%, 05/15/26 (a)	4,254	3,515
Series 2019-AS-C16, REMIC, 3.61%, 06/15/29	2,673	2,996
Series 2019-B-C16, REMIC, 3.88%, 06/15/29	2,673	2,884
CSMC
Series 2017-E-CALI, REMIC, 3.90%, 11/12/24 (a)	5,200	4,916
Series 2017-F-CALI, REMIC, 3.90%, 11/12/24 (a)	5,200	4,823
CSMC Mortgage-Backed Trust
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,612	1,322
CWABS, Inc.
Series 2004-M1-3, REMIC, 0.90%, (1M USD LIBOR + 0.75%), 06/25/34 (a)	24	22
Series 2005-M3-BC5, REMIC, 0.90%, (1M USD LIBOR + 0.75%), 12/25/35 (a)	3,621	3,582

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Series 2005-3A2A-HYB9, REMIC, 2.19%, (1Y USD LIBOR + 1.75%), 02/20/36 (a)	31	27
Series 2005-MV1-17, REMIC, 0.61%, (1M USD LIBOR + 0.46%), 04/25/36 (a)	5,400	5,263
Series 2005-2AV-17, REMIC, 0.39%, (1M USD LIBOR + 0.24%), 05/25/36 (a)	2,216	2,143
Series 2007-1A-13, REMIC, 0.99%, (1M USD LIBOR + 0.84%), 06/25/36 (a)	1,668	1,482
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	1,919	1,970
Series 2004-A2-HYB6, REMIC, 3.18%, 11/21/34 (a)	393	380
Series 2004-A3-22, REMIC, 3.73%, 11/25/34 (a)	171	171
Series 2004-1A1-HYB9, REMIC, 3.60%, 02/20/35 (a)	106	106
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	1,319	1,019
Dryden 36 Senior Loan Fund
Series 2014-DR2-36A, 3.98%, (3M USD LIBOR + 3.70%), 04/16/29 (a)	2,500	2,455
Dryden 40 Senior Loan Fund
Series 2015-DR-40A, 3.38%, (3M USD LIBOR + 3.10%), 08/15/31 (a) (c)	1,000	957
Dryden 43 Senior Loan Fund LLC
Series 2016-DRR-43A, 3.82%, (3M USD LIBOR + 3.55%), 07/20/29 (a)	1,000	989
Dryden 57 CLO Ltd
Series 2018-D-57A, 2.83%, (3M USD LIBOR + 2.55%), 05/15/31 (a)	1,000	918
Dryden 60 CLO, Ltd.
Series 2018-D-60A, 3.27%, (3M USD LIBOR + 3.00%), 07/15/31 (a)	2,000	1,901
Fillmore Park CLO Ltd
Series 2018-D-1A, 3.17%, (3M USD LIBOR + 2.90%), 07/15/30 (a)	1,500	1,421
First Franklin Mortgage Loan Trust
Series 2005-A4-FF9, REMIC, 0.87%, (1M USD LIBOR + 0.72%), 10/25/35 (a)	1,756	1,722
First Franklin Mortgage Loan Trust Asset-Backed Certificates
Series 2005-M2-FFH2, REMIC, 0.96%, (1M USD LIBOR + 0.81%), 04/25/35 (a)	179	178
First Horizon Mortgage Pass-Through Trust
Series 2005-2A1-AR4, REMIC, 3.10%, 10/25/35 (a)	550	510
Series 2005-4A1-AR6, REMIC, 3.71%, 02/25/36 (a)	244	229
FMC GMSR Issuer Trust
Series 2019-A-GT2, 4.23%, 09/25/24	4,000	3,909
Fountainbleu Miami Beach Trust Class E
Series 2019-E-FBLU, 4.10%, 12/12/24	2,407	2,260
Fountainbleu Miami Beach Trust Class F
Series 2019-F-FBLU, 4.09%, 12/12/24	1,872	1,698
Fountainbleu Miami Beach Trust Class G
Series 2019-G-FBLU, 4.09%, 12/12/24	2,165	1,862
GCAT, LLC
Series 2020-A1-2, 3.72%, 06/23/23 (n)	2,808	2,805
GE-WMC Mortgage Securities, L.L.C.
Series 2005-A2C-2, REMIC, 0.65%, (1M USD LIBOR + 0.50%), 12/26/35 (a)	1,606	1,573
Gilbert Park CLO Ltd
Series 2017-1A-E, 3.22%, (3M USD LIBOR + 2.95%), 10/15/30 (a)	1,000	965
Series 2017-1A-E, 6.68%, (3M USD LIBOR + 6.40%), 10/15/30 (a)	2,000	1,840
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,000	999
Goldentree Loan Management US CLO 3, Ltd.
Series 2018-D-3A, 3.12%, (3M USD LIBOR + 2.85%), 04/22/30 (a) (c)	1,000	944
Goldentree Loan Opportunities XI Ltd.
Series 2015-DR2-11A, 2.67%, (3M USD LIBOR + 2.40%), 01/21/31 (a) (c)	1,000	929
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	1,000	1,006
Great Wolf Trust 2019-WOLF
Series 2019-F-WOLF, REMIC, 3.31%, (1M USD LIBOR + 3.13%), 12/15/21 (a)	3,659	3,113
Greenwood Park CLO Ltd
Series 2018-D-1A, 2.77%, (3M USD LIBOR + 2.50%), 04/15/31 (a)	1,000	919
Grippen Park CLO, Ltd.
Series 2017-D-1A, REMIC, 3.57%, (3M USD LIBOR + 3.30%), 01/20/30 (a)	500	487
GS Mortgage Securities Corp Trust
Series 2019-E-SOHO, 2.03%, (1M USD LIBOR + 1.87%), 06/15/21 (a)	3,446	3,232
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-C-RIVR, REMIC, 1.43%, (1M USD LIBOR + 1.25%), 07/16/35 (a) (n)	3,736	3,466
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 3.68%, 09/25/35 (a)	184	186
Series 2005-6A1-AR7, REMIC, 3.35%, 11/25/35 (a)	67	65
GS Mortgage Securities Trust
Series 2019-E-SMP, 2.75%, (1M USD LIBOR + 2.60%), 08/21/21 (a)	4,330	3,810
Series 2019-F-SMP, 3.25%, (1M USD LIBOR + 3.10%), 08/21/21 (a)	4,330	2,975
Series 2016-WMB-GS3, 3.72%, 09/14/26	9,000	8,654
Series 2017-C-GS8, 4.48%, 11/12/27	6,463	6,488
Series 2015-D-GC32, REMIC, 3.35%, 07/11/25	1,969	1,378
GS Mortgage Securities Trust 2016-GS2
Series 2016-B-GS2, REMIC, 3.76%, 04/10/26	1,400	1,509
GS Mortgage Securities Trust 2020-GC45
Series 2020-B-GC45, REMIC, 3.41%, 12/14/29	3,194	3,353
GSAMP Trust
Series 2006-A1-HE4, REMIC, 0.29%, (1M USD LIBOR + 0.14%), 06/25/36 (a)	1,005	931
GSR Mortgage Loan Trust 2006-OA1
Series 2006-1A1-OA1, REMIC, 0.59%, (1M USD LIBOR + 0.44%), 08/25/46 (a) (n)	17,552	5,965
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 0.60%, (1M USD LIBOR + 0.44%), 05/19/35 (a)	49	45
Series 2005-3A1-4, REMIC, 3.57%, 07/19/35 (a)	202	170
Harbour Aircraft Investments Ltd
Series 2017-A-1, 4.00%, 11/15/37	7,695	6,993
Helios Issuer LLC Series
Series 2017-A-1A, 4.94%, 09/20/23	2,535	2,597
Highbridge Loan Management Ltd
Series 8A-DR-2016, 3.17%, (3M USD LIBOR + 2.90%), 07/22/30 (a)	2,500	2,249
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (c)	6,773	6,106
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, 3.30%, (1M USD LIBOR + 3.15%), 11/15/21 (a)	3,271	2,848
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 0.51%, (1M USD LIBOR + 0.36%), 12/25/35 (a)	3,000	2,925
Series 2006-1A1-HE1, REMIC, 0.29%, (1M USD LIBOR + 0.14%), 10/25/36 (a) (n)	6,353	2,570
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 2.00%, 01/25/32 (a)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 3.23%, 08/25/35 (a)	1,253	1,096
Series 2005-1A1-AR31, REMIC, 3.47%, 01/25/36 (a)	245	231
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-F-MFP, 3.15%, (1M USD LIBOR + 3.00%), 07/15/21 (a)	6,698	6,207
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2020-E-LOOP, 3.86%, 12/07/26	2,547	2,254
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23	3,152	3,022
J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 2014-B-C20, REMIC, 4.40%, 06/17/24	674	694

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
J.P. Morgan Mortgage Acquisition Trust
Series 2006-A5-CW1, REMIC, 0.63%, (1M USD LIBOR + 0.48%), 05/25/36 (a)	2,294	2,261
Series 2007-MV6-CH1, REMIC, 0.70%, (1M USD LIBOR + 0.55%), 11/25/36 (a)	2,414	2,198
J.P. Morgan Mortgage Trust
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	67	48
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	344	356
Jersey Mike's Funding
Series 2019-A2-1A, 4.43%, 02/15/27	3,000	3,183
JOL Air Ltd
Series 2019-A-1, 3.97%, 04/15/26	2,684	2,534
JPMBB Commercial Mortgage Securities Trust
Series 2014-D-C23, REMIC, 4.12%, 09/17/24 (a)	3,663	2,945
JPMBB Commercial Mortgage Securities Trust 2015-C27
Series 2015-C-C27, REMIC, 4.44%, 02/18/25 (a)	3,481	3,480
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2017-XA-C7, 1.04%, 10/17/50 (a)	95,604	4,459
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-C-COR7, REMIC, 3.85%, 03/15/30 (a)	3,525	3,665
JPMorgan Chase Bank, N.A.
Series 2007-MV1-CH2, REMIC, 0.43%, (1M USD LIBOR + 0.28%), 01/25/37 (a)	4,800	4,636
LCM 28 Limited Partnership
Series D-28A, 3.22%, (3M USD LIBOR + 2.95%), 10/21/30 (a)	1,000	895
LCM XIV Limited Partnership
Series DR-14A, 3.02%, (3M USD LIBOR + 2.75%), 07/21/31 (a) (c)	2,000	1,772
LCM XV Limited Partnership
Series DR-15A, 3.97%, (3M USD LIBOR + 3.70%), 07/22/30 (a)	2,750	2,585
LCM XX Limited Partnership
Series DR-20A, 3.07%, (3M USD LIBOR + 2.80%), 10/20/27 (a)	1,000	921
LCM XXI LP
Series DR-21A, 3.07%, (3M USD LIBOR + 2.80%), 04/20/28 (a)	1,000	926
Legacy Mortgage Asset Trust
Series 2018-A1-GS1, REMIC, 4.00%, 03/25/58 (n)	41,535	43,080
Legacy Mortgage Asset Trust 2020-GS2
Series 2020-A1-GS2, 2.75%, 03/25/22 (n)	13,864	13,937
Lehman XS Trust
Series 2005-1A3-4, REMIC, 0.98%, (1M USD LIBOR + 0.80%), 10/25/35 (a)	655	644
Series 2007-3A3-2N, REMIC, 0.35%, (1M USD LIBOR + 0.17%), 02/25/37 (a)	5,982	5,526
Long Point Park CLO Ltd
Series 2017-C-1A, 2.67%, (3M USD LIBOR + 2.40%), 01/17/30 (a)	1,000	907
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (c)	7,427	6,456
Madison Park Funding XIV, Ltd.
Series 2014-DRR-14A, 3.21%, (3M USD LIBOR + 2.95%), 10/22/30 (a)	2,000	1,850
Madison Park Funding XLV Ltd
Series 2020-D-45A, 4.27%, (3M USD LIBOR + 4.00%), 07/15/31 (a)	1,000	1,002
Magnetite XIV, Limited
Series 2015-D-14RA, 3.12%, (3M USD LIBOR + 2.85%), 10/20/31 (a)	1,500	1,417
Magnetite XVIII, Limited
Series 2016-DR-18A, 2.98%, (3M USD LIBOR + 2.70%), 11/15/28 (a)	1,000	952
MASTR Asset Backed Securities Trust
Series 2003-M3-OPT1, 4.27%, (1M USD LIBOR + 4.13%), 12/25/32 (a)	1,129	1,152
Series 2005-M5-WMC1, REMIC, 1.18%, (1M USD LIBOR + 1.01%), 03/25/35 (a)	5,005	4,649
Series 2006-A3-AM3, REMIC, 0.32%, (1M USD LIBOR + 0.17%), 10/25/36 (a)	2,086	1,925
Series 2007-A2-WMC1, REMIC, 0.20%, (1M USD LIBOR + 0.05%), 01/25/37 (a)	309	113
Series 2007-A1-HE2, REMIC, 1.30%, (1M USD LIBOR + 1.15%), 08/25/37 (a)	5,721	5,067
MBRT
Series 2019-F-MBR, 2.70%, 11/17/36	3,595	3,125
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 2.61%, (1M USD LIBOR + 0.49%), 10/20/29 (a)	26	25
Merrill Lynch Mortgage Capital Inc.
Series 2005-2A3-A6, REMIC, 0.91%, (1M USD LIBOR + 0.38%), 08/25/35 (a)	611	603
Series 2005-5A-3, REMIC, 0.40%, (1M USD LIBOR + 0.25%), 11/25/35 (a)	46	43
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 2.85%, 05/25/33 (a)	159	152
MF1 Multifamily Housing Mortgage Loan Trust
Series 2020-AS-FL3, 3.01%, (1M USD LIBOR + 2.85%), 07/16/35 (a)	3,446	3,478
Mill City Mortgage Loan Trust 2017-1
Series 2017-B2-1, REMIC, 3.67%, 09/25/30 (a)	8,210	8,431
MKT Mortgage Trust
Series 2020-E-525M, 2.94%, 02/12/40	2,000	1,867
Series 2020-F-525M, 2.94%, 02/12/40	2,000	1,794
Morgan Stanley Capital I Trust
Series 2019-F-NUGS, REMIC, 4.34%, (1M USD LIBOR + 2.84%), 12/15/36 (a)	3,663	3,162
Morgan Stanley Capital I Trust 2017-HR2
Series 2017-C-HR2, REMIC, 4.37%, 12/17/27 (a)	495	505
Morgan Stanley Dean Witter Capital I Inc.
Series 2002-M1-HE1, REMIC, 1.08%, (1M USD LIBOR + 0.90%), 07/25/32 (a)	85	84
MortgageIT Trust
Series 2005-A1-5, REMIC, 0.67%, (1M USD LIBOR + 0.52%), 12/25/35 (a)	1,917	1,825
Mosaic Solar Loan Trust
Series 2017-A-2A, 3.82%, 01/22/30	6,245	6,782
Series 2019-B-2A, 3.28%, 09/20/40	1,500	1,513
Series 2018-A-1A, REMIC, 4.01%, 08/20/30	1,506	1,652
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	1,901	1,922
Series 2020-B-1A, 3.10%, 11/22/32	2,376	2,375
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 08/20/46	2,000	1,971
MRCD 2019-MARK Mortgage Trust
Series 2019-F-PARK, 2.72%, 12/15/36	566	539
MRCD Mortgage Trust
Series 2019-G-PARK, 2.72%, 12/15/36	3,375	3,100
Myers Park CLO, Ltd.
Series 2018-D-1A, 3.32%, (3M USD LIBOR + 3.05%), 10/21/30 (a)	1,000	951
Navient Private Education Refi Loan Trust
Series 2017-B-A, 3.91%, 09/15/25	8,000	7,773
Neuberger Berman CLO XVI-S Ltd
Series 2017-D-16SA, 2.77%, (3M USD LIBOR + 2.50%), 01/18/28 (a) (c)	2,000	1,922
Neuberger Berman Loan Advisers CLO 27, Ltd.
Series 2018-D-27A, 2.87%, (3M USD LIBOR + 2.60%), 01/15/30 (a) (c)	1,000	932
New Century Home Equity Loan Trust
Series 2005-M2-4, REMIC, 0.91%, (1M USD LIBOR + 0.77%), 09/25/35 (a)	325	324
New Residential Mortgage Loan Trust
Series 2020-M1-NQM1, REMIC, 3.21%, 01/25/60	3,600	3,549
New Residential Mortgage Loan Trust 2020-NPL1
Series 2020-A1-NPL1, 4.34%, 06/25/23 (n)	5,817	5,851
New Residential Mortgage Loan Trust 2020-NPL2
Series 2020-A1-NPL2, 3.23%, 08/25/23 (n)	24,442	24,442
New Residential Mortgage Loan Trust 2020-RPL2
Series 2020-A1-RPL2, 3.58%, 08/25/23	1,587	1,587
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2005-3A1-AR4, REMIC, 3.85%, 08/25/35 (a)	335	337

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/47	3,559	3,563
NRPL Trust 2019-3
Series 2019-A1-3A, REMIC, 3.00%, 09/25/22 (n)	6,562	6,472
Oak Hill Credit Partners
Series 2014-D-10RA, 3.42%, (3M USD LIBOR + 3.15%), 12/12/30 (a)	2,000	1,883
Ocean Trails CLO
Series 2020-B-8A, 2.77%, (3M USD LIBOR + 2.50%), 07/16/29 (a)	2,000	2,002
Octagon Investment Partners 30, Ltd.
Series 2017-C-1A, 3.77%, (3M USD LIBOR + 3.50%), 03/17/30 (a)	2,500	2,370
Octagon Investment Partners 31, Ltd.
Series 2017-D-1A, 3.97%, (3M USD LIBOR + 3.70%), 07/22/30 (a)	1,282	1,228
Octagon Investment Partners 33, Ltd.
Series 2017-C-1A, 3.02%, (3M USD LIBOR + 2.75%), 01/21/31 (a) (c)	1,000	904
Series 2017-D-1A, 6.57%, (3M USD LIBOR + 6.30%), 01/21/31 (a) (c)	1,000	886
Octagon Investment Partners 34, Ltd.
Series 2017-DD-1A, 2.77%, (3M USD LIBOR + 2.50%), 01/22/30 (a)	1,000	884
Octagon Investment Partners 37, Ltd.
Series 2018-C-2A, 3.09%, (3M USD LIBOR + 2.85%), 07/25/30 (a)	1,000	898
Octagon Investment Partners XV, Ltd.
Series 2013-DR-1A, 3.97%, (3M USD LIBOR + 3.70%), 07/19/30 (a)	2,500	2,373
Octagon Investment Partners XVI, Ltd.
Series 2013-DR-1A, 3.27%, (3M USD LIBOR + 3.00%), 07/17/30 (a)	500	454
Octagon Investment Partners XXI, Ltd.
Series 2014-CRR-1A, 4.21%, (3M USD LIBOR + 3.95%), 02/17/32 (a)	500	483
OHA Credit Funding 1 LTD
Series 2018-D-1A, 3.32%, (3M USD LIBOR + 3.05%), 10/21/30 (a)	1,000	943
OHA Loan Funding 2015-1 Ltd
Series 2015-CR2-1A, 2.93%, (3M USD LIBOR + 2.65%), 11/15/32 (a)	1,500	1,479
One Market Plaza Trust
Series 2017-E-1MKT, REMIC, 4.14%, 02/10/24	3,891	3,959
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21	1,578	1,582
Option One Mortgage Loan Trust
Series 2005-M3-3, REMIC, 0.91%, (1M USD LIBOR + 0.77%), 08/25/35 (a)	3,700	3,182
Series 2007-2A2-6, REMIC, 0.28%, (1M USD LIBOR + 0.13%), 07/25/37 (a)	849	596
Park Place Securities, Inc.
Series 2005-M2-WCW1, REMIC, 0.85%, (1M USD LIBOR + 0.71%), 05/25/35 (a)	1,070	1,051
Series 2005-M1-WCW3, REMIC, 0.87%, (1M USD LIBOR + 0.72%), 08/25/35 (a)	569	563
Positive Results Property Management LLC
Series 2018-A1-1A, 3.75%, 04/25/23	13,500	13,517
Pretium Mortgage Credit Partners LLC
Series 2019-A1-NPL3, REMIC, 3.10%, 09/27/22 (n)	2,890	2,874
Series 2020-A1-NPL2, REMIC, 3.72%, 05/25/23 (n)	5,635	5,664
Prime Mortgage Trust
Series 2004-1A2-CL1, REMIC, 0.55%, (1M USD LIBOR + 0.40%), 02/25/34 (a)	8	7
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	4,962	5,087
Progress Residential Trust
Series 2019-E-SFR4, 3.44%, 10/21/24	7,000	7,113
PRPM 2020-3 LLC
Series 2020-A1-3, 2.86%, 09/25/23 (n)	13,500	13,500
Race Point VI CLO, Ltd
Series 2015-DR-7A, 4.82%, (3M USD LIBOR + 3.60%), 01/18/28 (a)	1,000	954
RALI Series Trust
Series 2007-1A2-QS7, REMIC, 6.00%, 05/25/37	4,266	4,131
RBSSP Resecuritization Trust
Series 2011-2A1-3, REMIC, 0.43%, 02/26/37 (a)	532	520
Renew Financial Group LLC
Series 2017-A-2A, 3.22%, 09/22/53	5,930	6,060
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 4.48%, 01/25/36 (a)	5,319	4,467
Residential Asset Mortgage Products, Inc.
Series 2005-M5-EFC1, REMIC, 1.12%, (1M USD LIBOR + 0.98%), 05/25/35 (a)	12,706	12,325
Residential Asset Securities Corporation
Series 2005-M1-KS1, REMIC, 0.82%, (1M USD LIBOR + 0.68%), 02/25/35 (a)	1,129	1,121
Series 2006-AI3-KS9, REMIC, 0.31%, (1M USD LIBOR + 0.16%), 09/25/36 (a)	1,523	1,570
Series 2006-A4-KS7, REMIC, 0.39%, (1M USD LIBOR + 0.24%), 09/25/36 (a)	1,126	1,097
Series 2006-1A3-EMX9, REMIC, 0.49%, (1M USD LIBOR + 0.34%), 09/25/36 (a)	1,733	1,520
Series 2007-A3-KS1, REMIC, 0.30%, (1M USD LIBOR + 0.15%), 11/25/36 (a)	3,802	3,561
RR 4 Ltd
Series 2018-C-4A, 3.22%, (3M USD LIBOR + 2.95%), 04/15/30 (a) (c)	1,000	925
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	2,750	2,435
SBA Towers, LLC
Series 2020-2C-1, 1.88%, 01/15/26	4,000	4,075
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR2, REMIC, 1.12%, (1M USD LIBOR + 0.98%), 03/25/35 (a)	63	63
Series 2007-A2A-HE1, REMIC, 0.21%, (1M USD LIBOR + 0.06%), 12/25/36 (a)	240	77
Servpro Master Issuer LLC
Series 2019-A2-1A, 3.88%, 10/27/26	3,970	4,165
SG Commercial Mortgage Securities, LLC
Interest Only, Series 2016-XA-C5, REMIC, 2.12%, 10/13/48 (a)	31,766	2,139
Short-Term Investments Trust
Series 2018-F-SELF, 3.20%, (1M USD LIBOR + 3.05%), 10/15/20 (a)	5,349	4,830
SLM Student Loan Trust
Series 2008-A-9, 1.74%, (3M USD LIBOR + 1.50%), 04/25/23 (a)	1,269	1,255
SMB Private Education Loan Trust
Series 2018-A2B-B, 0.87%, (1M USD LIBOR + 0.72%), 03/15/28 (a) (c)	3,040	3,008
Sound Point CLO, Ltd.
Series 2020-C-1A, 3.61%, (3M USD LIBOR + 3.30%), 07/22/30 (a)	1,000	1,000
Series 2020-D-1A, 5.01%, (3M USD LIBOR + 4.70%), 07/22/30 (a)	500	501
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24	2,583	2,185
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	1,453	1,341
Stewart Park CLO, Ltd.
Series 2015-DR-1A, 2.87%, (3M USD LIBOR + 2.60%), 01/15/30 (a)	2,000	1,839
Stichting Babson Euro CLO
Series 2015-DR-IA, 2.87%, (3M USD LIBOR + 2.60%), 01/21/31 (a) (c)	1,280	1,170
Structured Asset Investment Loan Trust
Series 2006-A4-1, REMIC, 0.77%, (1M USD LIBOR + 0.62%), 01/25/36 (a)	1,718	1,394
Structured Asset Investment Loan Trust 2005-4
Series 2005-M5-5, REMIC, 1.12%, (1M USD LIBOR + 0.98%), 06/25/35 (a) (n)	5,780	5,263
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 0.66%, (1M USD LIBOR + 0.50%), 07/19/35 (a)	157	147
Structured Asset Mortgage Investments II Trust
Series 2007-2A1-AR2, REMIC, 0.41%, (1M USD LIBOR + 0.26%), 03/25/37 (a)	391	190

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 0.82%, (1M USD LIBOR + 0.66%), 09/19/32 (a)	9	9
STWD, Ltd.
Series 2019-D-FL1, 2.50%, (1M USD LIBOR + 2.35%), 02/15/25 (a)	4,007	3,860
Sunnova Helios IV Issuer LLC
Series 2020-A-AA, 2.98%, 06/21/27	2,369	2,455
Sunnova Sol Issuer, LLC
Series 2020-A-1A, 3.35%, 01/30/30 (c)	2,985	2,985
Sunrun Atlas Issuer 2019-2 LLC
Series 2019-A-2, 3.61%, 11/01/27	2,949	3,004
Symphony CLO XVI Ltd
Series 2015-DR-16A, 3.32%, (3M USD LIBOR + 3.05%), 10/15/31 (a)	1,000	940
Symphony CLO XVII Ltd
Series 2016-DR-17A, 2.93%, (3M USD LIBOR + 2.65%), 04/17/28 (a)	1,000	962
Taco Bell Funding, LLC
Series 2018-A2I-1, 4.32%, 11/25/23	4,912	5,017
Taconic Park CLO Ltd
Series 2016-CR-1A, 3.27%, (3M USD LIBOR + 3.00%), 01/20/29 (a)	2,000	1,910
Tailwind Limited
Series 2019-A-1, 3.97%, 12/15/44	3,689	3,261
Tal Advantage V LLC
Series 2013-A-1A, 2.83%, 02/20/23	2,500	2,500
Series 2014-A-1A, 3.51%, 02/20/24	1,820	1,820
TAL Advantage VII, LLC
Series 2020-A-1A, 2.05%, 09/21/45	750	751
Textainer Marine Containers VII Ltd
Series 2019-A-1A, 3.96%, 10/20/26	1,787	1,787
Series 2020-A-2A, 2.10%, 06/20/30	750	750
Thayer Park CLO Ltd
Series 2017-C-1A, 3.97%, (3M USD LIBOR + 3.70%), 04/20/29 (a)	1,000	992
THL Credit Wind River CLO Ltd
Series 2015-ER-2A, 5.83%, (3M USD LIBOR + 5.55%), 10/15/27 (a)	2,000	1,637
Series 2016-DR-1A, 3.13%, (3M USD LIBOR + 2.85%), 07/17/28 (a)	1,000	942
Series 2017-C-1A, 2.57%, (3M USD LIBOR + 2.30%), 04/18/29 (a)	1,500	1,469
Series 2018-1, 3.17%, (3M USD LIBOR + 2.90%), 07/15/30 (a)	1,500	1,366
Series 2018-D-2A, 3.27%, (3M USD LIBOR + 3.00%), 07/15/30 (a)	2,000	1,808
Series 2018-1, 5.78%, (3M USD LIBOR + 5.50%), 07/15/30 (a)	500	421
Series 2014-DR-2A, 3.17%, (3M USD LIBOR + 2.90%), 01/15/31 (a)	1,000	892
Series 2014-ER-2A, 6.02%, (3M USD LIBOR + 5.75%), 01/15/31 (a)	1,000	761
Series 2018-D-3A, 3.22%, (3M USD LIBOR + 2.95%), 01/21/31 (a)	1,000	909
Series 2014-DRR-1A, 3.27%, (3M USD LIBOR + 3.00%), 07/18/31 (a)	1,000	888
Thunderbolt Aircraft Lease Limited
Series 2017-A-A, 4.21%, 04/15/24 (c) (n)	3,773	3,538
Toorak Mortgage Corp Ltd
Series 2018-A1-1, REMIC, 4.34%, 04/25/21 (n)	2,968	2,973
Triton Container Finance VI LLC
Series 2018-A-1A, 3.95%, 03/20/43	3,792	3,811
Series 2018-A-2A, 4.19%, 06/20/43	1,567	1,679
U.S. Department of Veterans Affairs
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	68	74
UBS Commercial Mortgage Trust
Series 2017-C-C4, 4.60%, 10/15/27 (a)	3,298	3,084
Series 2018-C-C8, 4.86%, 02/17/28 (a)	3,776	3,646
Series 2017-C-C5, REMIC, 4.46%, 11/17/27 (a)	5,169	4,781
Series 2019-B-C16, REMIC, 4.32%, 03/16/29	7,479	8,308
Series 2019-B-C18, REMIC, 3.68%, 12/17/29	3,659	3,892
UBS Commercial Mortgage Trust 2017-C1
Series 2017-B-C1, REMIC, 4.04%, 05/17/27	3,589	3,712
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	1,050	1,049
Vantage Data Centers Issuer, LLC
Series 2018-A2-1A, 4.07%, 02/15/23	6,819	6,931
Series 2020-A2-2A, 1.99%, 09/15/27 (b) (o)	7,500	7,517
VB-S1 Issuer, LLC
Series 2018-C-1A, 3.41%, 02/15/23	2,000	2,003
Series 2020-C2-1A, REMIC, 3.03%, 06/15/25	2,000	2,082
Venture 33 CLO Ltd
Series 2018-B-33A, 2.13%, (3M USD LIBOR + 1.85%), 07/15/31 (a)	1,000	971
Venture XIV CLO Ltd
Series 2013-BRR-14A, 1.81%, (3M USD LIBOR + 1.55%), 08/28/29 (a)	1,000	973
Venture XVIII CLO Ltd
Series 2014-BR-18A, 1.93%, (3M USD LIBOR + 1.65%), 10/15/29 (a)	1,000	972
Vericrest Opportunity Loan Transferee
Series 2019-A1A-NPL5, REMIC, 3.35%, 08/25/22 (n)	2,122	2,124
Vericrest Opportunity Loan Trust 2019-NPL2
Series 2019-A1-NPL2, 3.97%, 02/25/22 (n)	715	720
Verus Securitization Trust 2020-1
Series 2020-A3-INV1, REMIC, 3.89%, 03/25/60	1,863	1,928
Verus Securitization Trust 2020-NPL1
Series 2020-A1-NPL1, 3.60%, 08/25/50 (n)	1,400	1,400
Volt LXXXVII, LLC
Series 2020-A1A-NPL3, 2.98%, 01/25/23 (n)	2,171	2,171
Voya CLO Ltd
Series 2014-CR2-1A, 3.07%, (3M USD LIBOR + 2.80%), 04/18/31 (a)	1,000	875
Series 2018-D-2A, 3.03%, (3M USD LIBOR + 2.75%), 07/15/31 (a)	1,000	888
WaMu Asset-Backed Certificates
Series 2004-A5-5, REMIC, 0.71%, (1M USD LIBOR + 0.56%), 09/25/34 (a)	198	187
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-1A3A-AR18, REMIC, 3.68%, 01/25/36 (a)	289	288
Series 2006-3A3-AR8, REMIC, 3.29%, 08/25/36 (a)	1,505	1,394
Series 2007-4A1-HY1, REMIC, 3.55%, 02/25/37 (a)	128	119
Series 2007-3A3-HY1, REMIC, 3.66%, 02/25/37 (a)	1,442	1,368
Series 2007-2A3-HY7, REMIC, 3.07%, 07/25/37 (a)	233	220
Series 2002-1A-AR17, REMIC, 2.37%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 11/25/42 (a)	21	20
Series 2005-A1A1-AR13, REMIC, 0.73%, (1M USD LIBOR + 0.58%), 10/25/45 (a)	42	40
Series 2006-1A-AR9, REMIC, 2.00%, (12M US Federal Reserve Cumulative Average CMT + 0.83%), 11/25/46 (a)	1,866	1,505
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 3.27%, 02/25/31 (a)	—	—
Series 2002-1A-AR9, REMIC, 2.42%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 08/25/42 (a)	33	32
WAVE LLC
Series 2019-A-1, 3.60%, 09/15/27	2,839	2,585
Wells Fargo & Company
Series 2016-B-C35, REMIC, 3.44%, 07/17/26	3,589	3,668
Wells Fargo Alternative Loan 2007-PA6 Trust
Series 2007-A1-PA6, REMIC, 3.46%, 12/25/37 (a)	1,022	967
Wells Fargo Commercial Mortgage Trust
Series 2019-B-C51, 3.84%, 06/15/29	670	720
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,550	1,425
Series 2019-B-C49, REMIC, 4.55%, 02/16/29	785	871
Series 2019-B-C50, REMIC, 4.19%, 04/17/29	3,188	3,355
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	3,188	2,928
Interest Only, Series 2018-XA-C43, REMIC, 0.83%, 03/17/51 (a)	72,849	3,088
Wells Fargo Mortgage Backed Securities 2007-15 Trust
Series 2007-A1-15, REMIC, 6.00%, 11/25/37	6,127	6,129

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Wendy's Funding, LLC
Series 2018-A2I-1A, 3.57%, 03/15/48	1,702	1,753
WFRBS Commercial Mortgage Trust
Series 2014-D-C23, REMIC, 4.14%, 10/17/57	5,789	4,773
WFRBS Commercial Mortgage Trust 2014-C25
Series 2014-B-C25, REMIC, 4.24%, 11/18/24	2,050	2,143
Whitehorse VIII, Ltd.
Series 2014-AR-1A, 1.15%, (3M USD LIBOR + 0.90%), 05/01/26 (a)	1,013	1,011
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28	4,886	3,996
Total Non-U.S. Government Agency Asset-Backed Securities (cost $962,444)		948,210
SENIOR FLOATING RATE INSTRUMENTS 3.4%
Information Technology 0.7%
Access CIG, LLC
2018 1st Lien Term Loan, 3.91%, (3M USD LIBOR + 3.75%), 02/14/25 (a)	700	682
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6M USD LIBOR + 3.50%), 04/26/24 (a)	309	288
USD 1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 04/26/24 (a)	121	113
USD 2nd Lien Term Loan , 8.25%, (6M USD LIBOR + 7.25%), 04/27/25 (a)	145	136
Applied Systems, Inc.
2017 1st Lien Term Loan, 4.25%, (3M USD LIBOR + 3.25%), 09/06/24 (a)	827	821
Ascend Learning, LLC
2017 Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 06/29/24 (a)	813	801
2017 Term Loan B, 0.00%, (3M USD LIBOR + 3.00%), 07/29/24 (a) (p)	10	10
Avaya, Inc.
2018 Term Loan B, 4.40%, (3M USD LIBOR + 4.25%), 12/14/24 (a)	255	254
Term Loan, 0.00%, (3M USD LIBOR + 4.25%), 12/15/27 (a) (p)	317	309
Banff Merger Sub Inc.
2018 USD Term Loan B, 4.41%, (1M USD LIBOR + 4.25%), 06/30/25 (a)	565	547
Blackhawk Network Holdings, Inc.
2018 1st Lien Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 05/31/25 (a)	525	494
Bright Bidco B.V.
2018 Term Loan B, 4.50%, (6M USD LIBOR + 3.50%), 06/28/24 (a)	316	152
By Crown Parent, LLC
Term Loan B1, 4.00%, (1M USD LIBOR + 3.00%), 01/30/26 (a)	374	369
Castle US Holding Corporation
USD Term Loan B, 3.97%, (3M USD LIBOR + 3.75%), 02/28/27 (a)	856	821
Colorado Buyer Inc
Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 03/15/24 (a)	375	321
Cornerstone OnDemand, Inc.
Term Loan B, 4.41%, (1M USD LIBOR + 4.25%), 04/22/27 (a)	540	539
Cvent, Inc.
1st Lien Term Loan, 3.90%, (1M USD LIBOR + 3.75%), 11/30/24 (a)	791	713
DCert Buyer, Inc.
2019 Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 07/31/26 (a)	403	397
Dell International LLC
2019 Term Loan B, 2.75%, (1M USD LIBOR + 2.00%), 09/11/25 (a)	859	854
Dynatrace LLC
2018 1st Lien Term Loan, 2.40%, (1M USD LIBOR + 2.25%), 08/08/25 (a)	162	159
ECI Macola Max Holdings LLC
Term Loan, 0.00%, (3M USD LIBOR + 3.75%), 12/31/23 (a) (p)	175	173
Emerald TopCo Inc
Term Loan, 3.76%, (3M USD LIBOR + 3.50%), 07/16/26 (a)	401	385
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 3.72%, (3M USD LIBOR + 3.50%), 07/24/24 (a)	642	548
Flexera Software LLC
2018 1st Lien Term Loan, 4.25%, (3M USD LIBOR + 3.25%), 01/24/25 (a)	388	385
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 1.91%, (1M USD LIBOR + 1.75%), 02/15/24 (a)	809	793
2020 Term Loan B3, 2.65%, (1M USD LIBOR + 2.50%), 08/07/27 (a)	474	466
Hyland Software, Inc.
2018 1st Lien Term Loan, 0.00%, (3M USD LIBOR + 3.25%), 07/01/24 (a) (p)	280	279
2018 1st Lien Term Loan, 4.00%, (1M USD LIBOR + 3.25%), 07/01/24 (a)	821	816
2017 2nd Lien Term Loan, 7.75%, (1M USD LIBOR + 7.00%), 05/24/25 (a)	143	142
Informatica LLC,
2020 USD Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 02/19/27 (a)	547	535
IRI Holdings, Inc.
2018 1st Lien Term Loan, 4.40%, (1M USD LIBOR + 4.25%), 11/06/25 (a)	831	819
KBR, Inc.
2020 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 02/03/27 (a)	273	270
LogMeIn, Inc.
Term Loan B, 4.91%, (3M USD LIBOR + 4.75%), 08/31/27 (a)	290	280
Mitchell International, Inc.
2017 1st Lien Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 11/21/24 (a)	432	412
2017 2nd Lien Term Loan, 7.40%, (1M USD LIBOR + 7.25%), 12/01/25 (a)	100	95
MLN US HoldCo LLC
2018 1st Lien Term Loan, 4.66%, (3M USD LIBOR + 4.50%), 07/13/25 (a)	228	194
NCR Corporation
2019 Term Loan, 2.65%, (1M USD LIBOR + 2.50%), 04/12/25 (a)	148	145
Playtika Holding Corp
Term Loan B, 0.00%, (3M USD LIBOR + 6.00%), 12/03/24 (a) (p)	275	275
Presidio, Inc.
2020 Term Loan B, 3.77%, (3M USD LIBOR + 3.50%), 12/19/26 (a)	85	83
Project Alpha Intermediate Holding, Inc.
2017 Term Loan B, 4.50%, (3M USD LIBOR + 3.50%), 04/26/24 (a)	826	809
Radiate Holdco, LLC
1st Lien Term Loan, 3.75%, (1M USD LIBOR + 3.00%), 12/09/23 (a)	691	678
Redstone Buyer LLC
Term Loan, 6.00%, (3M USD LIBOR + 5.00%), 07/01/27 (a)	305	304
Refinitiv US Holdings Inc.
2018 USD Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 09/12/25 (a)	666	659
Renaissance Holding Corp.
2018 1st Lien Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 05/21/25 (a)	626	602
Sabre GLBL Inc.
2018 Term Loan B, 2.15%, (1M USD LIBOR + 2.00%), 02/22/24 (a)	289	269
Science Applications International Corporation
2020 Incremental Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 03/05/27 (a)	164	162
Severin Acquisition, LLC
2018 Term Loan B, 3.41%, (1M USD LIBOR + 3.25%), 06/15/25 (a)	828	802
Solera, LLC
USD Term Loan B, 2.94%, (3M USD LIBOR + 2.75%), 03/03/23 (a)	802	785
Sophia, L.P.
2017 Term Loan B, 4.25%, (1M USD LIBOR + 3.25%), 09/30/22 (a)	829	825

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Term Loan, 0.00%, (3M USD LIBOR + 3.75%), 10/06/27 (a) (p)	820	814
SS&C Technologies Inc.
2018 Term Loan B5, 1.90%, (1M USD LIBOR + 1.75%), 04/16/25 (a)	485	469
Surf Holdings, LLC
USD Term Loan, 3.75%, (3M USD LIBOR + 3.50%), 01/15/27 (a)	818	799
Tibco Software Inc.
2020 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 07/03/26 (a)	798	777
2020 2nd Lien Term Loan, 7.40%, (1M USD LIBOR + 7.25%), 02/14/28 (a)	45	44
Ultimate Software Group Inc(The)
Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 04/08/26 (a)	394	391
2020 Incremental Term Loan B, 4.75%, (3M USD LIBOR + 4.00%), 05/03/26 (a)	610	608
2020 2nd Lien Incremental Term Loan, 7.50%, (3M USD LIBOR + 6.75%), 05/03/27 (a)	70	71
VS Buyer, LLC
Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 02/19/27 (a)	821	805
Web.com Group, Inc.
2018 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 09/17/25 (a)	245	236
		26,784
Consumer Discretionary 0.6%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 1.90%, (1M USD LIBOR + 1.75%), 11/14/26 (a)	858	821
Allied Universal Holdco LLC
2019 Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 06/18/26 (a)	814	804
Alterra Mountain Company
Term Loan B1, 2.90%, (1M USD LIBOR + 2.75%), 06/28/24 (a)	676	650
American Tire Distributors Holdings, Inc.
2015 Term Loan, 8.50%, (3M USD LIBOR + 7.50%), 10/01/21 (a)	29	24
2015 Term Loan, 8.50%, (1M USD LIBOR + 7.50%), 10/01/21 (a)	231	196
Aramark Services, Inc.
2018 Term Loan B3, 1.90%, (1M USD LIBOR + 1.75%), 03/01/25 (a)	490	468
2019 Term Loan B4, 1.90%, (1M USD LIBOR + 1.75%), 12/04/26 (a)	204	195
Bass Pro Group, LLC
Term Loan B, 5.75%, (3M USD LIBOR + 5.00%), 11/15/23 (a)	560	554
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 12/23/24 (a)	732	684
2020 Term Loan B1, 4.65%, (1M USD LIBOR + 4.50%), 06/19/25 (a)	223	216
2020 Term Loan B1, 4.77%, (3M USD LIBOR + 4.50%), 06/19/25 (a)	112	108
Carnival Corporation
USD Term Loan B, 8.50%, (1M USD LIBOR + 7.50%), 06/29/25 (a)	204	207
ClubCorp Holdings, Inc.
2017 Term Loan B, 2.97%, (3M USD LIBOR + 2.75%), 08/16/24 (a)	282	240
Comet Acquisition, Inc.
Term Loan, 3.47%, (3M USD LIBOR + 3.25%), 10/23/25 (a)	128	125
Conservice Midco, LLC
2020 Term Loan B, 4.47%, (3M USD LIBOR + 4.25%), 05/07/27 (a)	320	316
Dealer Tire, LLC
2020 Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 12/19/25 (a)	60	58
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1M USD LIBOR + 2.50%), 02/01/24 (a)	824	798
Delta Air Lines, Inc.
Term Loan B, 0.00%, (3M USD LIBOR + 3.75%), 09/16/27 (a) (p)	295	297
Dhanani Group Inc.
2018 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 06/22/25 (a)	237	227
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 4.00%, (3M USD LIBOR + 3.00%), 03/08/24 (a)	293	224
FrontDoor Inc
2018 Term Loan B, 2.69%, (3M USD LIBOR + 2.50%), 08/16/25 (a)	198	196
Getty Images, Inc.
2019 USD Term Loan B, 4.69%, (1M USD LIBOR + 4.50%), 02/13/26 (a)	420	391
GOBP Holdings, Inc.
2020 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 10/22/25 (a)	842	827
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3M USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (a)	843	750
Hayward Industries, Inc.
1st Lien Term Loan, 3.65%, (1M USD LIBOR + 3.50%), 08/04/24 (a)	138	134
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 1.90%, (1M USD LIBOR + 1.75%), 10/25/23 (a)	690	665
IAA, Inc.
Term Loan B, 2.44%, (1M USD LIBOR + 2.25%), 05/22/26 (a)	776	762
IRB Holding Corp
2020 Term Loan B, 3.75%, (6M USD LIBOR + 2.75%), 02/05/25 (a)	845	806
2020 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 02/05/25 (a)	2	2
Jo-Ann Stores, Inc.
2016 Term Loan, 6.00%, (3M USD LIBOR + 5.00%), 09/29/23 (a)	93	79
KAR Auction Services, Inc.
2019 Term Loan B6, 2.44%, (3M USD LIBOR + 2.25%), 09/13/26 (a)	821	790
Kestrel Bidco Inc.
Term Loan B, 4.00%, (6M USD LIBOR + 3.00%), 07/31/26 (a)	397	343
Life Time Fitness Inc
2017 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 06/22/22 (a)	591	536
Mavis Tire Express Services Corp.
2018 1st Lien Term Loan, 3.47%, (3M USD LIBOR + 3.25%), 03/15/25 (a)	558	529
Milano Acquisition Corp
Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 08/17/27 (a) (p)	685	676
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3M USD LIBOR + 5.25%), 12/31/23 (a)	355	361
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 0.00%, (3M USD LIBOR + 3.25%), 05/08/26 (a) (p)	255	241
2019 Term Loan B, 4.38%, (6M USD LIBOR + 3.25%), 05/08/26 (a)	469	443
Motion Finco Sarl
USD Term Loan B1, 3.47%, (3M USD LIBOR + 3.25%), 10/11/26 (a)	127	110
Delayed Draw Term Loan B2, 3.47%, (3M USD LIBOR + 3.25%), 10/31/26 (a)	17	14
Panther BF Aggregator 2 LP
USD Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 03/13/26 (a)	696	677
PCI Gaming Authority
Term Loan, 2.65%, (1M USD LIBOR + 2.50%), 05/15/26 (a)	149	145
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 3.00%, (1M USD LIBOR + 2.25%), 08/15/25 (a)	133	129
PetSmart, Inc.
Consenting Term Loan, 5.00%, (3M USD LIBOR + 3.50%), 03/11/22 (a)	688	686
Scientific Games International, Inc.
2018 Term Loan B5, 2.90%, (1M USD LIBOR + 2.75%), 08/14/24 (a)	114	107

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
2018 Term Loan B5, 3.61%, (6M USD LIBOR + 2.75%), 08/14/24 (a)	465	437
SIWF Holdings Inc.
1st Lien Term Loan, 4.47%, (3M USD LIBOR + 4.25%), 05/25/25 (a)	577	554
Six Flags Theme Parks, Inc.
2019 Term Loan B, 1.90%, (1M USD LIBOR + 1.75%), 04/09/26 (a)	278	259
SMG US Midco 2, Inc.
2020 Term Loan, 2.65%, (1M USD LIBOR + 2.50%), 01/23/25 (a)	124	108
2020 Term Loan, 2.76%, (3M USD LIBOR + 2.50%), 01/23/25 (a)	300	261
Staples, Inc.
7 Year Term Loan, 5.25%, (3M USD LIBOR + 5.00%), 04/05/26 (a)	272	252
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 3.81%, (3M USD LIBOR + 3.50%), 06/29/25 (a)	611	609
STG-Fairway Holdings, LLC
Term Loan B, 3.47%, (3M USD LIBOR + 3.25%), 01/22/27 (a)	100	98
Tamko Building Products, LLC
Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 05/15/26 (a)	347	341
Travel Leaders Group, LLC
2018 Term Loan B, 4.15%, (3M USD LIBOR + 4.00%), 01/25/24 (a)	223	164
Wand NewCo 3, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 02/05/26 (a)	160	154
2020 Term Loan, 4.07%, (3M USD LIBOR + 3.00%), 02/05/26 (a)	401	386
Whatabrands LLC
2020 Term Loan B, 2.91%, (1M USD LIBOR + 2.75%), 08/02/26 (a)	666	651
		21,885
Health Care 0.5%
Agiliti Health, Inc.
Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 10/10/25 (a)	2	2
Term Loan, 3.19%, (1M USD LIBOR + 3.00%), 10/18/25 (a)	821	795
Air Methods Corporation
2017 Term Loan B, 4.50%, (3M USD LIBOR + 3.50%), 04/12/24 (a)	445	388
Aldevron, L.L.C.
2019 Term Loan B, 5.25%, (1M USD LIBOR + 4.25%), 09/20/26 (a)	537	537
Athenahealth, Inc.
2019 Term Loan B, 4.63%, (1M USD LIBOR + 4.50%), 01/25/26 (a)	1	1
2019 Term Loan B, 4.75%, (3M USD LIBOR + 4.50%), 01/25/26 (a)	400	393
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 3.90%, (1M USD LIBOR + 3.75%), 07/23/25 (a)	366	337
Bausch Health Companies Inc.
2018 Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 05/19/25 (a)	314	308
Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 11/26/25 (a)	432	421
Catalent Pharma Solutions Inc.
Term Loan B2, 3.25%, (1M USD LIBOR + 2.25%), 05/10/26 (a)	272	271
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3M USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	819	802
CHG Healthcare Services Inc.
2017 1st Lien Term Loan B, 4.00%, (6M USD LIBOR + 3.00%), 06/07/23 (a)	791	776
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 4.75%, (1M USD LIBOR + 3.75%), 05/09/25 (a)	695	655
Elanco Animal Health Incorporated
Term Loan B, 0.00%, (3M USD LIBOR + 1.75%), 02/04/27 (a) (p)	570	553
Term Loan B, 1.91%, (1M USD LIBOR + 1.75%), 02/04/27 (a)	229	223
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.90%, (3M USD LIBOR + 3.75%), 09/27/25 (a)	456	328
Gentiva Health Services, Inc.
2020 Term Loan, 3.44%, (1M USD LIBOR + 3.25%), 07/02/25 (a)	832	814
Global Medical Response, Inc.
2018 Term Loan B1, 4.25%, (3M USD LIBOR + 3.25%), 04/28/22 (a)	495	493
HC Group Holdings II, Inc.
Term Loan B, 4.65%, (1M USD LIBOR + 4.50%), 05/22/26 (a)	825	816
IQVIA Inc.
2017 USD Term Loan B2, 1.90%, (1M USD LIBOR + 1.75%), 01/17/25 (a)	540	532
Jaguar Holding Company II
2018 Term Loan , 3.50%, (1M USD LIBOR + 2.50%), 08/18/22 (a)	731	728
Kindred Healthcare LLC
2018 1st Lien Term Loan, 5.19%, (1M USD LIBOR + 5.00%), 06/21/25 (a)	355	348
MED ParentCo LP
1st Lien Delayed Draw Term Loan, 4.40%, (1M USD LIBOR + 4.25%), 08/01/26 (a)	58	55
1st Lien Term Loan, 4.40%, (1M USD LIBOR + 4.25%), 08/01/26 (a)	329	312
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 06/07/23 (a)	391	384
Packaging Coordinators Midco, Inc.
Term Loan, 0.00%, (3M USD LIBOR + 3.75%), 10/01/27 (a) (p)	210	209
Parexel International Corporation
Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 08/06/24 (a)	841	806
Pathway Vet Alliance LLC
2020 Term Loan, 4.15%, (1M USD LIBOR + 4.00%), 03/31/27 (a)	626	615
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 0.00%, (3M USD LIBOR + 4.25%), 06/28/25 (a) (p)	155	148
Radiology Partners Inc
2018 1st Lien Term Loan B, 5.29%, (1Y USD LIBOR+ 4.25%), 06/28/25 (a)	319	305
2018 1st Lien Term Loan B, 5.99%, (3M USD LIBOR + 4.25%), 06/28/25 (a)	372	356
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 11/09/25 (a)	675	655
Select Medical Corporation
2017 Term Loan B, 2.78%, (6M USD LIBOR + 2.50%), 03/06/25 (a)	795	772
Sotera Health Holdings, LLC
2019 Term Loan, 5.50%, (3M USD LIBOR + 4.50%), 11/19/26 (a)	806	802
Sound Inpatient Physicians
2018 1st Lien Term Loan, 2.90%, (3M USD LIBOR + 2.75%), 06/19/25 (a)	836	818
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1M USD LIBOR + 2.75%), 01/12/24 (a)	238	199
Upstream Newco, Inc.
2019 Term Loan, 4.65%, (1M USD LIBOR + 4.50%), 10/21/26 (a)	194	182
Wink Holdco, Inc
1st Lien Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 11/02/24 (a)	833	829
Zelis Healthcare Corporation
Term Loan B, 0.00%, (3M USD LIBOR + 4.75%), 09/26/26 (a) (p)	275	273
Term Loan B, 4.90%, (1M USD LIBOR + 4.75%), 09/26/26 (a)	134	133
		18,374

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Communication Services 0.4%
Altice France S.A.
2018 Term Loan B13, 4.15%, (1M USD LIBOR + 4.00%), 07/13/26 (a)	829	804
Cablevision Lightpath LLC
Term Loan B, 0.00%, (3M USD LIBOR + 3.25%), 09/15/27 (a) (p)	270	268
Cengage Learning, Inc.
2016 Term Loan B, 5.25%, (3M USD LIBOR + 4.25%), 06/07/23 (a)	589	491
CenturyLink, Inc.
2020 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 03/15/27 (a)	804	771
Cincinnati Bell, Inc.
2017 Term Loan, 4.25%, (1M USD LIBOR + 3.25%), 10/02/24 (a)	221	220
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 3.76%, (3M USD LIBOR + 3.50%), 08/08/26 (a)	89	81
Connect Finco Sarl
Term Loan B, 4.65%, (1M USD LIBOR + 4.50%), 09/23/26 (a)	210	203
Consolidated Communications, Inc.
2016 Term Loan B, 0.00%, (3M USD LIBOR + 4.75%), 09/15/27 (a) (p)	125	124
CSC Holdings, LLC
2017 Term Loan B1, 2.40%, (1M USD LIBOR + 2.25%), 07/15/25 (a)	248	239
2018 Incremental Term Loan, 2.40%, (1M USD LIBOR + 2.25%), 01/31/26 (a)	172	166
2019 Term Loan B5, 2.65%, (1M USD LIBOR + 2.50%), 04/15/27 (a)	457	442
Diamond Sports Group, LLC
Term Loan, 0.00%, (3M USD LIBOR + 3.25%), 07/16/26 (a) (p)	225	174
Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 08/24/26 (a)	99	76
Digicel International Finance Limited
2017 Term Loan B, 3.80%, (3M USD LIBOR + 3.25%), 05/27/24 (a)	197	172
E.W. Scripps Company (The)
2019 Term Loan B2, 2.65%, (1M USD LIBOR + 2.50%), 05/01/26 (a)	830	807
GoodRx, Inc.
1st Lien Term Loan, 2.90%, (1M USD LIBOR + 2.75%), 10/10/25 (a)	828	812
Gray Television, Inc.
2018 Term Loan C, 2.66%, (1M USD LIBOR + 2.50%), 10/30/25 (a)	822	806
Greeneden U.S. Holdings II, LLC
2018 USD Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 12/01/23 (a)	833	830
GTT Communications, Inc.
2018 USD Term Loan B, 2.97%, (3M USD LIBOR + 2.75%), 04/27/25 (a)	283	243
iHeartCommunications, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 05/01/26 (a)	353	334
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 3.60%, (3M USD LIBOR + 5.50%), 07/28/21 (a)	62	63
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	830	833
Level 3 Financing Inc.
2019 Term Loan B, 1.90%, (1M USD LIBOR + 1.75%), 03/01/27 (a)	822	795
NASCAR Holdings Inc.
Term Loan B, 2.89%, (1M USD LIBOR + 2.75%), 07/26/26 (a)	212	206
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.91%, (1M USD LIBOR + 2.75%), 07/15/26 (a)	803	784
PUG LLC
USD Term Loan, 3.65%, (3M USD LIBOR + 3.50%), 01/31/27 (a)	144	127
Radiate Holdco, LLC
1st Lien Term Loan B, 0.00%, (3M USD LIBOR + 3.50%), 09/10/26 (a) (p)	725	711
Rentpath, Inc.
2017 Term Loan, 0.00%, 12/17/21 (g) (h)	493	348
2020 DIP Term Loan, 8.00%, (1M USD LIBOR + 7.00%), 12/31/48 (a) (q)	86	79
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3M USD LIBOR + 4.50%), 06/20/24 (a)	434	358
Sinclair Television Group Inc.
Term Loan B2B, 2.65%, (1M USD LIBOR + 2.50%), 07/18/26 (a)	733	713
Telesat Canada
Term Loan B5, 2.90%, (1M USD LIBOR + 2.75%), 11/22/26 (a)	546	526
Terrier Media Buyer, Inc.
Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 10/04/26 (a)	481	469
T-Mobile USA, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 04/01/27 (a)	519	518
Uber Technologies, Inc.
2018 Incremental Term Loan, 3.65%, (1M USD LIBOR + 3.50%), 07/13/23 (a)	30	29
2018 Term Loan, 5.00%, (1M USD LIBOR + 4.00%), 04/04/25 (a)	657	651
Univision Communications Inc.
2020 Replacement Term Loan, 4.75%, (1M USD LIBOR + 3.75%), 03/15/26 (a)	129	125
Virgin Media Bristol LLC
USD Term Loan N, 0.00%, (3M USD LIBOR + 3.25%), 12/31/23 (a) (p)	290	285
USD Term Loan N, 2.65%, (1M USD LIBOR + 2.50%), 10/03/27 (a)	740	717
Zayo Group Holdings, Inc.
USD Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 02/20/27 (a)	806	781
Ziggo Financing Partnership
USD Term Loan I, 2.65%, (1M USD LIBOR + 2.50%), 04/17/28 (a)	65	62
		17,243
Industrials 0.4%
Achilles Acquisition LLC
2018 Term Loan, 4.19%, (1M USD LIBOR + 4.00%), 10/13/25 (a)	474	465
Advanced Drainage Systems, Inc.
Term Loan B, 2.44%, (3M USD LIBOR + 2.25%), 09/18/26 (a)	125	124
Amentum Government Services Holdings LLC
Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 01/24/27 (a)	95	93
American Airlines, Inc.
2017 1st Lien Term Loan, 1.90%, (1M USD LIBOR + 1.75%), 10/10/21 (a)	95	69
2017 Incremental Term Loan, 2.15%, (1M USD LIBOR + 2.00%), 12/14/23 (a)	144	118
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3M USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	449	416
Term Loan, 5.25%, (3M USD LIBOR + 4.25%), 06/16/24 (a)	123	114
Brookfield WEC Holdings Inc.
2020 Term Loan, 3.75%, (1M USD LIBOR + 3.00%), 08/01/25 (a)	401	390
Camelot U.S. Acquisition 1 Co.
Term Loan B, 0.00%, (3M USD LIBOR + 3.00%), 10/31/26 (a) (p)	175	174
Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 10/31/26 (a)	810	794
Compass Power Generation LLC
2018 Term Loan B, 4.50%, (1M USD LIBOR + 3.50%), 12/20/24 (a)	639	627
Dun & Bradstreet Corporation (The)
Term Loan, 3.89%, (1M USD LIBOR + 3.75%), 02/06/26 (a)	828	819
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.72%, (3M USD LIBOR + 3.50%), 04/06/26 (a)	109	96
2020 Term Loan B1, 3.72%, (3M USD LIBOR + 3.50%), 04/06/26 (a)	203	178

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
EAB Global, Inc.
1st Lien Term Loan, 4.75%, (3M USD LIBOR + 3.75%), 08/15/22 (a)	695	661
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 11/16/24 (a)	524	517
Filtration Group Corporation
2018 1st Lien Term Loan, 0.00%, (3M USD LIBOR + 3.00%), 03/27/25 (a) (p)	150	147
2018 1st Lien Term Loan, 3.15%, (3M USD LIBOR + 3.00%), 03/27/25 (a)	544	532
Garda World Security Corporation
2019 1st Lien Term Loan B, 0.00%, (3M USD LIBOR + 4.75%), 10/17/26 (a) (p)	5	5
2019 1st Lien Term Loan B, 4.90%, (1M USD LIBOR + 4.75%), 10/17/26 (a)	675	670
Gates Global LLC
2017 USD Repriced Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 04/01/24 (a)	144	142
GFL Environmental Inc.
2018 USD Term Loan B, 4.00%, (3M USD LIBOR + 3.00%), 05/11/25 (a)	51	51
2018 USD Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 05/11/25 (a)	284	283
Graham Packaging Company Inc.
Term Loan, 4.50%, (1M USD LIBOR + 3.75%), 07/28/27 (a)	445	442
Harbor Freight Tools USA, Inc.
2018 Term Loan B, 3.25%, (1M USD LIBOR + 2.50%), 08/16/23 (a)	827	814
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 1.90%, (3M USD LIBOR + 1.75%), 02/05/27 (a)	165	159
Lineage Logistics Holdings, LLC
2018 Term Loan, 4.00%, (1M USD LIBOR + 3.00%), 02/27/25 (a)	786	774
Minotaur Acquisition, Inc.
Term Loan B, 5.15%, (1M USD LIBOR + 5.00%), 02/27/26 (a)	689	655
NCI Building Systems, Inc.
2018 Term Loan , 3.90%, (1M USD LIBOR + 3.75%), 04/12/25 (a)	224	219
PODS, LLC
2018 1st Lien Term Loan, 3.75%, (1M USD LIBOR + 2.75%), 11/21/24 (a)	531	519
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.25%, (3M USD LIBOR + 3.25%), 12/31/22 (a)	202	200
2019 Term Loan B1, 4.25%, (1Y USD LIBOR+ 3.25%), 12/31/22 (a)	201	199
2019 Term Loan B1, 4.25%, (1M USD LIBOR + 3.25%), 12/31/22 (a)	217	215
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.90%, (1M USD LIBOR + 2.75%), 02/05/23 (a)	89	87
USD 2017 Term Loan, 2.91%, (3M USD LIBOR + 2.75%), 02/05/23 (a)	538	531
Southern Graphics, Inc.
2018 Term Loan B, 3.41%, (1M USD LIBOR + 3.25%), 12/31/22 (a)	209	123
Syncreon Group B.V.
2019 First Out Term Loan, 6.00%, (3M USD LIBOR + 5.00%), 10/01/24 (a)	93	89
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1M USD LIBOR + 3.25%), 11/02/26 (a)	730	707
Titan Acquisition Limited
2018 Term Loan B, 3.36%, (3M USD LIBOR + 3.00%), 03/16/25 (a)	654	616
TransDigm, Inc.
2020 Term Loan F, 2.40%, (1M USD LIBOR + 2.25%), 06/09/23 (a)	709	669
USIC Holdings, Inc.
2017 Term Loan B, 4.25%, (1M USD LIBOR + 3.25%), 12/09/23 (a)	358	352
		14,855
Financials 0.3%
Acrisure, LLC
2020 Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 01/30/27 (a)	555	535
Alera Group Holdings, Inc.
2018 Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 07/26/25 (a) (p)	140	138
2018 Term Loan B, 4.27%, (3M USD LIBOR + 4.00%), 07/26/25 (a)	687	675
AlixPartners, LLP
2017 Term Loan B, 2.64%, (1M USD LIBOR + 2.50%), 03/28/24 (a)	782	762
Alliant Holdings Intermediate, LLC
Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 05/10/25 (a)	500	491
AssuredPartners, Inc.
2020 Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 02/13/27 (a)	820	795
Asurion LLC
2018 Term Loan B6, 3.15%, (1M USD LIBOR + 3.00%), 11/03/23 (a)	964	948
2017 2nd Lien Term Loan, 6.65%, (1M USD LIBOR + 6.50%), 08/04/25 (a)	451	451
Blackstone CQP Holdco LP
Term Loan B, 3.73%, (3M USD LIBOR + 3.50%), 05/29/24 (a)	488	477
Capri Finance LLC
USD 2017 1st Lien Term Loan, 3.26%, (3M USD LIBOR + 3.00%), 10/04/24 (a)	702	701
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (1M USD LIBOR + 3.75%), 03/05/27 (a)	858	852
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 3.14%, (1M USD LIBOR + 3.00%), 06/26/25 (a)	811	782
Gulf Finance, LLC
Term Loan B, 6.25%, (1M USD LIBOR + 5.25%), 08/25/23 (a)	307	216
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 0.00%, (1M USD LIBOR + 4.00%), 11/21/24 (a) (p)	10	10
USD Incremental Term Loan B, 5.00%, (3M USD LIBOR + 4.00%), 11/21/24 (a)	542	531
Lions Gate Capital Holdings LLC
2018 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 03/20/25 (a)	126	121
RPI Intermediate Finance Trust
2020 Term Loan B1, 1.91%, (1M USD LIBOR + 1.75%), 02/07/27 (a)	214	214
Ryan Specialty Group, LLC
Term Loan, 4.00%, (1M USD LIBOR + 3.25%), 07/23/27 (a)	145	143
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 11/06/25 (a)	530	510
SolarWinds Holdings, Inc.
2018 Term Loan B, 2.91%, (1M USD LIBOR + 2.75%), 02/06/24 (a)	827	811
TKC Holdings, Inc.
2017 1st Lien Term Loan, 4.75%, (6M USD LIBOR + 3.75%), 02/08/23 (a)	534	500
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 0.00%, (3M USD LIBOR + 7.00%), 02/28/25 (a) (p)	39	38
2020 Super Priority Term Loan, 8.00%, (3M USD LIBOR + 7.00%), 02/28/25 (a)	85	82
2019 Term Loan, 6.07%, (3M USD LIBOR + 5.00%), 03/18/26 (a)	136	102
UFC Holdings, LLC
2019 Term Loan, 4.25%, (6M USD LIBOR + 3.25%), 04/25/26 (a)	803	788
UGI Energy Services, LLC
Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 08/01/26 (a)	227	226
Victory Capital Holdings, Inc.
2020 Term Loan B1, 2.80%, (3M USD LIBOR + 2.50%), 07/01/26 (a)	174	171
		12,070

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Materials 0.2%
Asplundh Tree Expert, LLC
Term Loan B, 2.65%, (3M USD LIBOR + 2.50%), 08/19/27 (a)	400	399
Avantor Funding, Inc.
USD Term Loan B3, 3.25%, (1M USD LIBOR + 2.25%), 09/22/24 (a)	187	184
Axalta Coating Systems US Holdings Inc.
Term Loan, 2.06%, (3M USD LIBOR + 1.75%), 06/01/24 (a)	823	802
Berry Global, Inc.
Term Loan W, 2.16%, (1M USD LIBOR + 2.00%), 10/01/22 (a)	75	75
Term Loan Y, 2.16%, (1M USD LIBOR + 2.00%), 07/01/26 (a)	671	651
Charter NEX US, Inc.
Incremental Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 05/16/24 (a)	289	281
Cyanco Intermediate Corporation
2018 Term Loan B, 3.64%, (1M USD LIBOR + 3.50%), 03/07/25 (a)	134	131
Diamond (BC) B.V.
USD Term Loan , 3.16%, (1M USD LIBOR + 3.00%), 07/24/24 (a)	2	2
Flex Acquisition Company, Inc.
1st Lien Term Loan, 4.00%, (3M USD LIBOR + 3.00%), 12/15/23 (a)	245	239
2018 Incremental Term Loan, 3.55%, (3M USD LIBOR + 3.25%), 06/20/25 (a)	385	373
Forterra Finance, LLC
2017 Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 10/25/23 (a)	166	164
GrafTech Finance, Inc.
2018 Term Loan B, 4.50%, (1M USD LIBOR + 3.50%), 02/01/25 (a)	390	384
Hexion Inc.
USD Exit Term Loan, 3.80%, (3M USD LIBOR + 3.50%), 06/27/26 (a)	213	209
Illuminate Buyer, LLC
Term Loan, 4.15%, (3M USD LIBOR + 4.00%), 06/16/27 (a)	485	480
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 5.25%, (3M USD LIBOR + 4.25%), 06/30/22 (a)	259	251
Messer Industries GmbH
2018 USD Term Loan, 2.72%, (3M USD LIBOR + 2.50%), 10/10/25 (a)	479	468
Phoenix Services International, LLC
Term Loan, 4.75%, (3M USD LIBOR + 3.75%), 01/29/25 (a)	144	138
Pregis TopCo Corporation
1st Lien Term Loan, 3.90%, (1M USD LIBOR + 3.75%), 07/25/26 (a)	491	484
Pro Mach Group, Inc.
2018 Term Loan B, 2.89%, (3M USD LIBOR + 2.75%), 03/07/25 (a)	270	259
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 0.00%, (3M USD LIBOR + 3.25%), 02/03/26 (a) (p)	245	240
Solenis Holdings LLC
2018 1st Lien Term Loan, 4.15%, (1M USD LIBOR + 4.00%), 12/18/25 (a)	1	1
2018 1st Lien Term Loan, 4.26%, (3M USD LIBOR + 4.00%), 06/26/25 - 12/18/25 (a)	440	429
2018 2nd Lien Term Loan, 8.76%, (3M USD LIBOR + 8.50%), 06/18/26 (a)	25	23
Starfruit Finco B.V
2018 USD Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 09/20/25 (a)	231	223
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.00%, (3M USD LIBOR + 3.00%), 10/05/24 (a)	238	231
Univar Solutions Inc.
2019 USD Term Loan B5, 2.15%, (1M USD LIBOR + 2.00%), 11/08/26 (a)	94	91
Vertical Midco GmbH
USD Term Loan B, 4.57%, (3M USD LIBOR + 4.25%), 06/30/27 (a)	820	812
		8,024
Consumer Staples 0.2%
BellRing Brands, LLC
2019 Term Loan B, 6.00%, (1M USD LIBOR + 5.00%), 10/10/24 (a)	265	265
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 2.15%, (1M USD LIBOR + 2.00%), 01/26/24 (a)	721	707
CHG PPC Parent LLC
2018 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 03/16/25 (a)	691	664
CSM Bakery Solutions LLC
1st Lien Term Loan, 7.25%, (3M USD LIBOR + 6.25%), 01/04/22 (a)	385	356
Diamond (BC) B.V.
USD Term Loan, 3.26%, (1M USD LIBOR + 3.00%), 07/24/24 (a)	717	669
Froneri International Ltd.
2020 USD Term Loan, 2.40%, (3M USD LIBOR + 2.25%), 01/29/27 (a)	830	796
Hearthside Food Solutions, LLC
2018 Term Loan B, 3.83%, (3M USD LIBOR + 3.69%), 05/17/25 (a)	682	661
JBS USA Lux S.A.
2019 Term Loan B, 2.15%, (1M USD LIBOR + 2.00%), 04/27/26 (a)	819	795
Kronos Acquisition Holdings Inc.
2015 Term Loan B, 5.00%, (3M USD LIBOR + 4.00%), 08/26/22 (a)	703	697
Reynolds Consumer Products LLC
Term Loan, 1.90%, (1M USD LIBOR + 1.75%), 01/30/27 (a)	181	179
Sunshine Luxembourg VII SARL
USD Term Loan B1, 5.32%, (6M USD LIBOR + 4.25%), 07/12/26 (a)	129	128
United Natural Foods, Inc.
Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 10/22/25 (a)	214	208
US Foods, Inc.
2019 Term Loan B, 2.75%, (1M USD LIBOR + 2.00%), 08/14/26 (a)	723	689
Verscend Holding Corp.
2018 Term Loan B, 4.65%, (1M USD LIBOR + 4.50%), 08/08/25 (a)	827	818
		7,632
Energy 0.1%
Brazos Delaware II, LLC
Term Loan B, 4.16%, (1M USD LIBOR + 4.00%), 05/16/25 (a)	463	349
Buckeye Partners, L.P.
2019 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 10/10/26 (a)	557	546
Covia Holdings Corporation
Term Loan, 0.00%, 05/17/25 (g) (h)	214	156
EG America LLC
2018 USD Term Loan, 4.22%, (3M USD LIBOR + 4.00%), 06/30/25 (a)	233	228
ExGen Renewables IV, LLC
Term Loan B, 4.00%, (3M USD LIBOR + 3.00%), 11/15/24 (a)	108	107
Foresight Energy LLC
2020 Exit Term Loan A, 9.50%, (3M USD LIBOR + 8.00%), 06/30/27 (a) (q)	171	171
Frontera Generation Holdings LLC
2018 Term Loan B, 5.25%, (3M USD LIBOR + 4.25%), 04/25/25 (a)	223	72
Gavilan Resources, LLC
2nd Lien Term Loan, 0.00%, 02/24/24 (g) (h) (q)	185	—
Granite Holdings US Acquisition Co.
Term Loan B, 5.47%, (3M USD LIBOR + 5.25%), 09/23/26 (a)	305	288

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Lower Cadence Holdings LLC
Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 05/10/26 (a)	437	403
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 4.00%, (1M USD LIBOR + 3.00%), 01/31/25 (a)	453	414
McDermott Technology Americas Inc
2020 Take Back Term Loan, 4.15%, (1M USD LIBOR + 4.00%), 06/30/25 (a)	26	19
PowerTeam Services, LLC
2018 1st Lien Term Loan, 4.25%, (3M USD LIBOR + 3.25%), 02/28/25 (a)	274	266
Prairie ECI Acquiror LP
Term Loan B, 4.90%, (1M USD LIBOR + 4.75%), 03/07/26 (a)	197	177
Tapstone Energy Holdings III, LLC
Term Loan, 5.00%, (1M USD LIBOR + 4.00%), 04/17/24 (a) (q)	6	6
		3,202
Utilities 0.0%
Calpine Corporation
Term Loan B9, 2.40%, (1M USD LIBOR + 2.25%), 03/22/26 (a)	980	952
2019 Term Loan B10, 2.15%, (1M USD LIBOR + 2.00%), 08/02/26 (a)	54	53
Pacific Gas And Electric Company
2020 Term Loan, 5.50%, (3M USD LIBOR + 4.50%), 06/18/25 (a)	429	420
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.90%, (1M USD LIBOR + 1.75%), 12/11/25 (a)	369	362
		1,787
Real Estate 0.0%
ESH Hospitality, Inc.
2019 Term Loan B, 2.15%, (1M USD LIBOR + 2.00%), 09/18/26 (a)	254	247
Iron Mountain, Inc.
2018 Term Loan B, 1.90%, (1M USD LIBOR + 1.75%), 03/02/26 (a)	807	775
		1,022
Total Senior Floating Rate Instruments (cost $136,538)		132,878
COMMON STOCKS 0.0%
Utilities 0.0%
El Paso Electric Company (g) (q)	20	300
Energy 0.0%
McDermott International, Inc. (g)	11	27
Tapstone Energy, LLC (g) (q)	8	18
Weatherford International Public Limited Company (g)	3	6
Whiting Petroleum Corporation (g)	11	192
		243
Total Common Stocks (cost $1,250)		543
OTHER EQUITY INTERESTS 0.0%
General Motors Company (g) (q) (r)	128	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 2.6%
Investment Companies 1.8%
JNL Government Money Market Fund - Institutional Class, 0.02% (s) (t)	69,586	69,586
U.S. Treasury Bill 0.5%
Treasury, United States Department of
0.14%, 11/05/20 (u)	1,000	1,000
0.10%, 11/27/20 (u)	14,750	14,748
0.11%, 12/03/20 (u)	4,650	4,649
		20,397
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (s) (t)	9,164	9,164
Total Short Term Investments (cost $99,145)		99,147
Total Investments 101.5% (cost $3,814,681)		3,903,166
Other Derivative Instruments 0.0%		61
Other Assets and Liabilities, Net (1.5)%		(58,957)
Total Net Assets 100.0%		3,844,270

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2020, the total payable for investments purchased on a delayed delivery basis was $47,297.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $333,388 and 8.7% of the Fund.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f) Treasury inflation indexed note, par amount is adjusted for inflation.

(g) Non-income producing security.

(h) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) All or a portion of the security was on loan as of September 30, 2020.

(j) Perpetual security. Next contractual call date presented, if applicable.

(k) Convertible security.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(o) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(q) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(r) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(u) The coupon rate represents the yield to maturity.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Ports and Special Economic Zone Limited, 3.95%, 01/19/22	09/28/17	1,715	1,734	0.1
AES Gener S.A., 5.00%, 07/14/25	12/19/19	933	941	—
AES Gener S.A., 7.13%, 03/26/79	05/28/19	833	822	—
AES Gener S.A., 6.35%, 10/07/79	12/20/19	715	702	—
Andina Acquisition Corporation, 8.20%, 01/31/22	02/06/19	409	415	—
Assembleia da Republica, 2.20%, 10/17/22	11/08/17	2,688	2,799	0.1
Assembleia da Republica, 2.88%, 10/15/25	02/05/19	2,083	2,250	0.1
Assembleia da Republica, 1.95%, 06/15/29	07/09/19	1,272	1,357	—
Axiata SPV2 Berhad, 3.47%, 11/19/20	09/26/17	1,001	1,002	—
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	12/20/19	855	829	—
Banco de Credito del Peru, 6.13%, 04/24/27	06/17/20	627	633	—
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	07/26/18	1,169	1,184	—
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 05/08/17	07/10/15	5,090	1,313	—
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 01/21/19	12/09/15	1,852	464	—
Banco Internacional Del Peru S.A.A. – Interbank, 3.38%, 01/18/23	09/26/19	1,513	1,553	0.1
Banco Macro S.A., 6.75%, 11/04/26	07/16/18	1,609	1,366	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88%, callable at 100 beginning 07/06/22	01/14/19	593	593	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50%, callable at 100 beginning 06/27/29	09/25/19	602	591	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63%, callable at 100 beginning 01/06/28	08/21/18	3,166	3,192	0.1
BBVA Bancomer, S.A., 5.35%, 11/12/29	06/27/18	188	198	—
BBVA Bancomer, S.A., 5.13%, 01/18/33	10/02/18	2,501	2,697	0.1
BDO Unibank, Inc., 2.95%, 03/06/23	10/17/17	4,992	5,162	0.1
Bharat Petroleum Corporation Limited, 4.00%, 05/08/25	10/08/19	628	627	—
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	08/16/18	666	725	—
Canacol Energy Ltd., 7.25%, 05/03/25	07/03/18	2,647	2,761	0.1
China National Petroleum Corporation, 3.95%, 04/19/22	09/26/17	510	522	—
China National Petroleum Corporation, 1.13%, 06/23/23	08/21/20	1,403	1,400	—
China National Petroleum Corporation, 1.35%, 06/23/25	08/31/20	2,019	2,002	0.1
CIMB Bank Berhad, 1.05%, 10/09/24	11/26/19	1,205	1,191	—
CNAC (HK) Finbridge Company Limited, 3.50%, 07/19/22	08/25/20	414	410	—
CNAC (HK) Finbridge Company Limited, 3.38%, 06/19/24	08/21/20	422	416	—
CNOOC Finance (2002) Limited, 3.88%, 05/02/22	10/05/17	3,571	3,649	0.1
Commonwealth of Australia, 3.25%, 04/21/25	09/27/17	3,901	3,952	0.1
Continental Senior Trust, 5.50%, 11/18/20	09/28/17	4,519	4,517	0.1
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13%, callable at 100 beginning 11/29/22	07/23/18	1,960	1,505	0.1
CSN Islands XII Corp, 7.00%, callable at 100 beginning 12/23/20	01/07/19	1,756	1,824	0.1
DBS Group Holdings Ltd, 3.60%, callable at 100 beginning 09/07/21	09/26/17	4,966	5,013	0.1
DBS Group Holdings Ltd, 4.52%, 12/11/28	09/25/19	525	544	—
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	07/12/18	4,108	4,069	0.1
Embotelladora Andina S.A, 5.00%, 10/01/23	10/04/17	528	550	—
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	1,166	1,159	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/16/18	2,633	2,273	0.1
Ena Norte SA, 4.95%, 04/25/23	10/24/17	1,320	1,297	—
Engie Energia Chile S.A., 4.50%, 01/29/25	12/04/19	523	552	—
Estado Espanol, 1.60%, 04/30/25	09/28/17	1,385	1,402	—
Export-Import Bank of Thailand, 1.15%, 11/20/23	07/18/19	1,006	994	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.80%, 06/22/25	09/28/17	2,680	2,802	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.00%, 06/22/26	07/02/18	2,961	3,168	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.90%, 06/22/29	07/09/19	3,213	3,611	0.1
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	09/27/17	4,690	4,632	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	746	816	—
France Government Inflation Indexed Bond, 0.70%, 07/25/30	07/01/20	4,505	4,773	0.1
Geopark Limited, 6.50%, 09/21/24	06/19/18	3,848	3,676	0.1
Gilex Holding SARL, 8.50%, 05/02/23	01/16/19	1,463	1,483	—
GNL Quintero S.A, 4.63%, 07/31/29	11/08/17	2,587	2,700	0.1
Gohl Capital Limited, 4.25%, 01/24/27	03/12/19	592	597	—
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	05/24/18	3,295	1,207	—
Grupo Aval Acciones y Valores S.A., 4.75%, 09/26/22	02/07/20	517	513	—
Hunt Oil USA, Inc., 6.38%, 06/01/28	04/28/20	809	994	—
Indian Oil Corporation Limited, 5.63%, 08/02/21	09/26/17	1,023	1,029	—
Inversiones CMPC S.A., 4.50%, 04/25/22	09/26/17	1,016	1,038	—
Ireland, Government of, 1.00%, 05/15/26	09/27/17	2,404	2,563	0.1
Ireland, Government of, 0.90%, 05/15/28	07/02/18	2,467	2,690	0.1
LATAM Finance Limited, 0.00%, 04/11/24	06/06/18	1,927	691	—
Lima Metro Line 2 Finance Ltd, 5.88%, 07/05/34	10/24/17	2,034	2,273	0.1
Malayan Banking Berhad, 3.91%, 10/29/26	10/03/17	3,835	3,876	0.1
Malaysia Sovereign Sukuk Berhad, 3.04%, 04/22/25	10/02/17	3,015	3,261	0.1
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	01/08/19	307	359	—
Minejesa Capital B.V., 4.63%, 08/10/30	03/07/19	1,661	1,768	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Minejesa Capital B.V., 5.63%, 08/10/37	03/12/19	979	1,029	—
Multibank, Inc., 4.38%, 11/09/22	09/25/19	1,014	1,015	—
ONGC Videsh Limited, 4.63%, 07/15/24	07/25/18	2,812	3,002	0.1
ONGC Videsh Vankorneft Pte. Ltd., 2.88%, 01/27/22	10/16/17	2,001	2,017	0.1
Ooredoo International Finance Limited, 3.25%, 02/21/23	05/06/20	2,272	2,299	0.1
Ooredoo International Finance Limited, 3.75%, 06/22/26	05/11/20	212	223	—
Orbia Advance Corporation, S.A.B. de C.V., 4.88%, 09/19/22	09/25/19	3,314	3,392	0.1
Oversea-Chinese Banking Corporation Limited, 4.25%, 06/19/24	10/23/19	254	263	—
Pampa Energia S.A., 7.50%, 01/24/27	06/20/18	2,711	2,168	0.1
PERU LNG, 5.38%, 03/22/30	04/16/20	1,456	1,886	0.1
POSCO, 2.38%, 11/12/22	07/27/20	819	820	—
POSCO, 2.38%, 01/17/23	07/10/20	1,946	1,947	0.1
POSCO, 2.75%, 07/15/24	09/17/20	630	628	—
PSA Treasury Pte. Ltd., 2.13%, 09/05/29	04/30/20	1,439	1,459	—
PT Pertamina (Persero), 4.30%, 05/20/23	09/26/19	1,873	1,928	0.1
Radiant Access Limited, 4.60%, callable at 100 beginning 11/18/20	06/26/19	779	800	—
Reliance Industries Limited, 5.40%, 02/14/22	08/21/20	2,973	2,946	0.1
Republique Francaise Presidence, 0.25%, 11/25/26	02/04/19	1,011	1,087	—
Republique Francaise Presidence, 1.00%, 05/25/27	04/03/18	374	394	—
Republique Francaise Presidence, 0.50%, 05/25/29	06/02/20	353	378	—
Republique Francaise Presidence, 0.00%, 11/25/29	02/25/20	7,035	7,724	0.2
S.A.C.I. Falabella, 3.75%, 04/30/23	09/25/19	2,657	2,711	0.1
Saudi Arabia, Kingdom of, 2.38%, 10/26/21	04/22/20	2,816	2,845	0.1
Saudi Arabia, Kingdom of, 2.88%, 03/04/23	05/04/20	1,430	1,461	—
Sinopec Group Overseas Development (2016) Limited, 2.75%, 05/03/21	09/26/17	1,502	1,515	0.1
SPARC Limited, 0.00%, 12/05/22	09/25/17	5,617	5,645	0.2
Star Energy Geothermal (Wayang Windu) Limited, 6.75%, 04/24/33	03/26/19	1,492	1,647	0.1
State Grid Overseas Investment Limited, 3.75%, 05/02/23	09/15/20	536	534	—
State Grid Overseas Investment Limited, 3.13%, 05/22/23	08/13/20	1,162	1,158	—
Stoneway Capital Corporation, 0.00%, 03/01/27	02/15/19	3,051	1,218	—
Syngenta Finance N.V., 5.68%, 04/24/48	03/20/19	2,352	2,675	0.1
The Republic of Indonesia, The Government of, 3.38%, 04/15/23	07/13/20	1,773	1,793	0.1
The State of Qatar, 3.88%, 04/23/23	04/27/20	1,150	1,179	—
The State of Qatar, 3.38%, 03/14/24	04/27/20	2,728	2,798	0.1
Transelec S.A., 4.63%, 07/26/23	09/26/19	525	539	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88%, callable at 100 beginning 01/29/25	06/22/18	4,230	3,140	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.38%, 02/12/26	01/10/19	437	408	—
UPL Corporation Limited, 3.25%, 10/13/21	11/06/17	1,001	1,009	—
UPL Corporation Limited, 4.50%, 03/08/28	03/14/19	685	713	—
Vedanta Resources Limited, 6.13%, 08/09/24	06/14/18	4,912	3,737	0.1
		208,095	199,801	5.2

JNL/DoubleLine Core Fixed Income Fund - Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
Intelsat Jackson Holdings S.A. - 2020 DIP Term Loan	62	1
MED ParentCo LP - 1st Lien Delayed Draw Term Loan	24	(1)
Pathway Vet Alliance LLC - 2020 Delayed Draw Term Loan	50	-
	136	-

JNL/DoubleLine Core Fixed Income Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	CIT	10/01/20	EUR	3,000	3,516	19
USD/AUD	ANZ	10/23/20	AUD	(4,500)	(3,223)	19
USD/EUR	CIT	10/01/20	EUR	(3,000)	(3,516)	19
USD/EUR	CIT	11/06/20	EUR	(3,000)	(3,519)	(19)
USD/NZD	ANZ	10/23/20	NZD	(5,070)	(3,353)	23
					(10,095)	61

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 84.1%
Mexico 9.9%
Alpha Holding, S.A. de C.V
9.00%, 02/10/25 (a)	310	237
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (callable at 100 beginning 09/27/24) (b) (c)	400	396
6.88%, (callable at 100 beginning 07/06/22) (b) (c)	1,800	1,778
7.50%, (callable at 100 beginning 06/27/29) (b) (c)	1,500	1,478
7.50%, (callable at 100 beginning 06/27/29) (a) (b)	530	522
7.63%, (callable at 100 beginning 01/06/28) (b) (c)	6,800	6,783
Banco Nacional De Comercio Exterior, S.N.C.
3.80%, 08/11/26 (c) (d)	800	797
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.38%, 04/17/25 (a)	1,300	1,444
5.95%, 10/01/28 (a)	3,500	3,691
BBVA Bancomer, S.A.
5.35%, 11/12/29 (c)	700	694
5.13%, 01/18/33 (c)	9,700	9,342
5.13%, 01/18/33 (a)	500	482
5.88%, 09/13/34 (a)	600	608
Becle, S.A. de C.V.
3.75%, 05/13/25 (a)	600	638
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (a)	1,800	1,704
Cometa Energia SA de CV
6.38%, 04/24/35 (c)	4,275	4,647
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (callable at 100 beginning 11/29/22) (b) (c) (e)	3,950	2,972
9.50%, 02/07/26 (a)	3,200	3,072
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (a)	2,400	1,770
Fresnillo PLC
5.50%, 11/13/23 (c)	3,502	3,896
GRUMA, S.A.B. de C.V.
4.88%, 12/01/24 (a)	910	1,011
Grupo Bimbo S.A.B. de C.V.
5.95%, (callable at 100 beginning 04/17/23) (b) (c)	8,500	8,914
Grupo Cementos de Chihuahua, S.A.B. de C.V.
5.25%, 06/23/24 (a)	300	312
Grupo Idesa, S.A. de C.V.
9.38%, 05/22/26 (a) (f)	1,212	672
Kimberly - Clark De Mexico S.A.B. De C.V.
3.25%, 03/12/25 (a)	100	106
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (c)	1,518	1,705
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (a)	2,700	2,485
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (callable at 100 beginning 01/29/25) (b) (c)	8,350	5,699
7.38%, 02/12/26 (c) (g)	2,200	1,793
8.38%, 01/27/28 (c)	300	240
		69,888
Singapore 8.1%
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (c)	1,000	1,046
DBS Group Holdings Ltd
3.60%, (callable at 100 beginning 09/07/21) (b) (c)	14,100	14,135
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	188	216
Medco Bell PTE. LTD.
6.38%, 01/30/27 (a)	1,740	1,506
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (a) (h)	7,200	7,191
PSA Treasury Pte. Ltd.
2.13%, 09/05/29 (c)	3,400	3,544
Temasek Financial (I) Limited
1.00%, 10/06/30 (a)	12,950	12,732
United Overseas Bank Limited
3.88%, (callable at 100 beginning 10/19/23) (b)	8,100	8,221
3.50%, 09/16/26 (c) (d)	3,259	3,308
2.88%, 03/08/27 (d)	5,200	5,291
		57,190
India 8.0%
Adani Ports and Special Economic Zone Limited
3.95%, 01/19/22 (c)	3,000	3,060
3.38%, 07/24/24 (c)	1,400	1,424
Bharat Petroleum Corporation Limited
4.00%, 05/08/25 (c)	800	836
Indian Oil Corporation Limited
5.63%, 08/02/21 (c)	200	206
5.75%, 08/01/23 (c)	7,900	8,638
Network I2I Limited
5.65%, (callable at 100 beginning 01/15/25) (a) (b)	1,900	1,891
ONGC Videsh Limited
3.75%, 05/07/23 (c)	1,400	1,445
4.63%, 07/15/24 (c)	200	214
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22 (c)	810	817
3.75%, 07/27/26 (c)	10,000	10,387
Reliance Industries Limited
5.40%, 02/14/22 (c)	12,500	13,152
3.67%, 11/30/27 (a)	410	448
UPL Corporation Limited
3.25%, 10/13/21 (c)	6,000	6,052
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (a)	2,200	1,652
Vedanta Resources Limited
7.13%, 05/31/23 (c)	2,000	1,532
6.13%, 08/09/24 (c)	6,500	4,583
		56,337
China 6.9%
Baidu, Inc.
3.43%, 04/07/30	200	219
China National Petroleum Corporation
1.13%, 06/23/23 (c)	5,300	5,300
1.35%, 06/23/25 (c)	4,300	4,304
CNAC (HK) Finbridge Company Limited
3.50%, 07/19/22 (c)	2,683	2,753
3.38%, 06/19/24 (c)	1,733	1,802
CNOOC Finance (2002) Limited
3.88%, 05/02/22 (c)	4,900	5,109
CNOOC Limited
3.00%, 05/09/23	6,400	6,696
ENN energy Holdings Limited
3.25%, 07/24/22 (c)	200	205
JD.com, Inc.
3.13%, 04/29/21	775	783
Sinopec Group Overseas Development (2017) Limited
3.63%, 04/12/27 (a)	5,500	6,071
Sinopec Group Overseas Development (2018) Limited
2.70%, 05/13/30 (a)	4,500	4,739
State Grid Overseas Investment Limited
3.13%, 05/22/23 (c)	3,700	3,895
Tencent Holdings Limited
2.39%, 06/03/30 (a)	7,100	7,249
		49,125
Colombia 6.9%
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (c)	2,500	2,592
Banco de Bogota S.A.
5.38%, 02/19/23 (c)	800	844

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Banco GNB Sudameris S.A.
6.50%, 04/03/27 (c)	800	796
Bancolombia SA
4.88%, 10/18/27	8,850	8,685
Canacol Energy Ltd.
7.25%, 05/03/25 (c)	7,400	7,566
7.25%, 05/03/25 (a)	800	821
Ecopetrol S.A.
5.88%, 09/18/23	1,000	1,099
6.88%, 04/29/30	2,000	2,390
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (c)	1,000	1,166
Geopark Limited
6.50%, 09/21/24 (c)	7,000	6,597
5.50%, 01/17/27 (a)	1,500	1,319
Gilex Holding SARL
8.50%, 05/02/23 (c)	800	818
8.50%, 05/02/23 (a)	2,200	2,250
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (c)	6,400	2,272
6.25%, 02/15/25 (a)	300	115
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22 (c)	6,420	6,589
4.38%, 02/04/30 (a)	200	193
SURA Asset Management SA
4.88%, 04/17/24 (c)	2,300	2,493
		48,605
Chile 6.6%
AES Gener S.A.
5.00%, 07/14/25 (c)	900	941
7.13%, 03/26/79 (a)	4,300	4,418
7.13%, 03/26/79 (c) (g)	1,200	1,233
6.35%, 10/07/79 (c)	4,100	4,110
6.35%, 10/07/79 (a)	2,000	2,005
Corporacion Nacional del Cobre de Chile
3.75%, 01/15/31 (a)	2,000	2,225
Embotelladora Andina S.A
5.00%, 10/01/23 (c)	4,770	5,247
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (c)	2,269	2,241
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (c)	4,600	3,755
Empresa Nacional de Telecomunicaciones S.A.
4.88%, 10/30/24 (c)	800	859
Engie Energia Chile S.A.
4.50%, 01/29/25 (c)	800	883
Inversiones CMPC S.A.
4.75%, 09/15/24 (c)	4,000	4,389
LATAM Airlines Group S.A.
0.00%, 03/01/26 (a) (i) (j)	2,900	1,074
LATAM Finance Limited
0.00%, 04/11/24 (c) (i) (j)	3,400	1,237
S.A.C.I. Falabella
3.75%, 04/30/23 (c) (g)	7,895	8,231
Sociedad Quimica Y Minera De Chile S.A.
3.63%, 04/03/23 (c)	300	314
4.38%, 01/28/25 (c)	369	403
Transelec S.A.
4.63%, 07/26/23 (c)	2,295	2,473
4.25%, 01/14/25 (c)	500	543
		46,581
Peru 5.2%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (a)	936	1,223
Banco de Credito del Peru
6.13%, 04/24/27 (c)	1,600	1,687
3.13%, 07/01/30 (a)	2,300	2,305
Banco Internacional Del Peru S.A.A. – Interbank
3.38%, 01/18/23 (c) (g)	3,180	3,291
Consorcio Transmantaro S.A.
4.70%, 04/16/34 (a)	490	577
Corporacion Lindley S.A.
6.75%, 11/23/21 (c)	1,317	1,345
Credicorp Ltd.
2.75%, 06/17/25 (a)	800	810
Hunt Oil USA, Inc.
6.38%, 06/01/28 (c)	3,537	3,517
Inkia Energy Limited
5.88%, 11/09/27 (c)	5,062	5,277
Inretail Pharma S.A
5.38%, 05/02/23 (a)	710	738
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (c) (k)	654	615
PERU LNG
5.38%, 03/22/30 (c)	6,100	4,697
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (c)	7,620	8,085
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (c)	2,175	2,409
		36,576
Brazil 5.0%
Banco Bradesco S.A.
5.75%, 03/01/22 (c)	2,400	2,514
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (b) (c)	6,640	6,217
BTG Pactual Holding S.A.
7.75%, 02/15/29 (a)	6,600	6,763
Cosan Overseas Limited
8.25%, (callable at 100 beginning 02/05/21) (b) (c)	2,500	2,550
CSN Islands XII Corp
7.00%, (callable at 100 beginning 12/23/20) (b) (c)	3,050	2,650
6.75%, 01/28/28 (a)	4,400	4,261
CSN Resources S.A.
7.63%, 04/17/26 (a) (g)	3,400	3,421
Globo Comunicacao e Participacoes S.A.
4.84%, 06/08/25 (c) (l)	300	309
4.88%, 01/22/30 (a)	2,300	2,265
Itau Unibanco Holding S.A.
4.63%, (callable at 100 beginning 02/27/25) (a) (b)	2,560	2,238
6.13%, (callable at 100 beginning 12/12/22) (b) (c)	1,900	1,834
JSL Europe SA
7.75%, 07/26/24 (c)	400	413
		35,435
Panama 4.9%
AES Panama Generation Holdings SRL
4.38%, 05/31/30 (a)	4,300	4,416
Banco Latinoamericano de Comercio Exterior, S.A.
2.38%, 09/14/25 (a)	4,500	4,562
Banco Nacional De Panama
2.50%, 08/11/30 (a)	1,900	1,867
Banistmo S.A.
3.65%, 09/19/22 (a) (g)	1,600	1,620
3.65%, 09/19/22 (c)	5,000	5,036
Empresa De Transmision Electrica, S.A.
5.13%, 05/02/49 (a)	1,700	1,954
Ena Norte SA
4.95%, 04/25/23 (c)	5,504	5,530
Global Bank Corporation
4.50%, 10/20/21 (c)	5,800	5,930
4.50%, 10/20/21 (a)	200	205
5.25%, 04/16/29 (a)	1,200	1,263
Multibank, Inc.
4.38%, 11/09/22 (c)	2,191	2,225
		34,608
South Korea 3.0%
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (a)	1,000	1,034
Korea Electric Power Corp
1.13%, 06/15/25 (a)	2,500	2,515
NongHyup Bank
1.25%, 07/20/25 (a)	6,000	6,051

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
POSCO
2.38%, 11/12/22 - 01/17/23 (c)	5,800	5,944
2.75%, 07/15/24 (c)	5,300	5,548
		21,092
Malaysia 2.7%
CIMB Bank Berhad
1.05%, (3M USD LIBOR + 0.78%), 10/09/24 (c) (d)	500	496
Gohl Capital Limited
4.25%, 01/24/27 (c)	8,840	8,796
Malayan Banking Berhad
1.08%, (3M USD LIBOR + 0.80%), 08/16/24 (c) (d)	5,400	5,373
3.91%, 10/29/26 (c) (d)	2,800	2,856
PETRONAS Capital Limited
3.50%, 04/21/30 (a)	1,200	1,342
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (c)	200	215
		19,078
Indonesia 2.6%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (a)	4,545	5,245
Minejesa Capital B.V.
4.63%, 08/10/30 (c)	4,170	4,286
5.63%, 08/10/37 (c)	2,900	2,983
PT Perusahaan Gas Negara Tbk
5.13%, 05/16/24 (c)	210	229
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (c)	5,034	5,539
6.75%, 04/24/33 (a)	181	200
		18,482
Cayman Islands 2.1%
JD.com, Inc.
3.38%, 01/14/30	7,000	7,557
Sparc EM SPC
0.00%, 12/05/22 (a) (k)	3,488	3,375
SPARC Limited
0.00%, 12/05/22 (c) (k)	3,805	3,681
		14,613
United States of America 1.9%
Andina Acquisition Corporation
8.20%, 01/31/22 (c)	600	622
Freeport-McMoRan Inc.
4.63%, 08/01/30	1,500	1,577
5.40%, 11/14/34	3,500	3,870
5.45%, 03/15/43	3,000	3,328
Radiant Access Limited
4.60%, (callable at 100 beginning 11/18/20) (b) (c)	3,950	3,950
		13,347
Netherlands 1.7%
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (a)	7,200	7,252
Digicel International Finance Limited
8.75%, 05/25/24 (a)	412	414
13.00%, 12/31/25 (a) (f)	208	190
8.00%, 12/31/26 (a)	164	127
Petrobras Global Finance B.V.
5.09%, 01/15/30	810	850
7.25%, 03/17/44	1,600	1,825
Premier Health Group Inc.
7.95%, 05/11/26 (a)	1,500	1,526
		12,184
Argentina 1.7%
Banco Macro S.A.
6.75%, 11/04/26 (c) (d)	4,800	3,642
6.75%, 11/04/26 (a)	1,000	761
Pampa Energia S.A.
7.50%, 01/24/27 (c)	7,250	5,419
9.13%, 04/15/29 (c)	150	114
Stoneway Capital Corporation
0.00%, 03/01/27 (c) (i) (j)	4,649	1,854
		11,790
Switzerland 1.2%
Syngenta Finance N.V.
5.68%, 04/24/48 (c) (e)	7,462	7,984
5.68%, 04/24/48 (a)	638	683
		8,667
Dominican Republic 1.2%
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (a)	840	777
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (c)	2,244	2,297
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (c)	5,400	5,474
		8,548
Canada 1.1%
MEGlobal Canada ULC
5.00%, 05/18/25 (a)	5,300	5,706
5.88%, 05/18/30 (a)	1,900	2,213
		7,919
Qatar 0.9%
Ooredoo International Finance Limited
3.25%, 02/21/23 (c)	5,700	5,956
3.75%, 06/22/26 (c)	430	480
		6,436
Ireland 0.7%
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (c)	5,000	5,181
Hong Kong 0.6%
CK Hutchison International (20) Limited
2.50%, 05/08/30 (a)	3,400	3,566
State Grid Overseas Investment Limited
3.75%, 05/02/23 (c)	500	534
		4,100
Guatemala 0.4%
Energuate Trust
5.88%, 05/03/27 (c)	600	624
5.88%, 05/03/27 (a)	1,360	1,411
Industrial Senior Trust
5.50%, 11/01/22 (c)	350	361
The Central America Bottling Corporation
5.75%, 01/31/27 (a)	680	708
		3,104
Philippines 0.3%
BDO Unibank, Inc.
2.95%, 03/06/23 (c)	2,000	2,065
Paraguay 0.2%
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (a)	1,700	1,774
Israel 0.2%
Delek & Avner (Tamar Bond) Ltd
5.08%, 12/30/23 (a)	600	609
5.41%, 12/30/25 (a)	1,095	1,113
		1,722
Thailand 0.1%
PTTEP Treasury Center Company Limited
2.59%, 06/10/27 (a)	400	414
2.99%, 01/15/30 (a)	260	274
		688
Jamaica 0.0%
Digicel Group Limited
7.00%, (callable at 125 beginning 06/01/21) (a) (b) (f) (h)	774	93
8.00%, 04/01/25 (a) (f)	559	196
		289
Total Corporate Bonds And Notes (cost $599,018)		595,424
GOVERNMENT AND AGENCY OBLIGATIONS 13.7%
Indonesia 3.4%
The Republic of Indonesia, The Government of
3.38%, 04/15/23 (c)	9,000	9,495

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
3.85%, 10/15/30	13,200	14,950
		24,445
Saudi Arabia 2.4%
Government of Saudi Arabia
2.90%, 10/22/25 (a)	5,300	5,650
Saudi Arabia, Kingdom of
2.38%, 10/26/21 (c)	7,300	7,417
2.88%, 03/04/23 (c)	3,700	3,860
		16,927
Peru 1.5%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.39%, 01/23/26	3,250	3,437
2.78%, 01/23/31	7,000	7,489
		10,926
Qatar 1.4%
The State of Qatar
3.88%, 04/23/23 (c)	2,500	2,679
3.38%, 03/14/24 (c)	6,500	6,996
		9,675
United Arab Emirates 1.0%
Abu Dhabi, Government of
0.75%, 09/02/23 (a)	3,000	2,993
2.50%, 04/16/25 (a)	1,700	1,797
3.13%, 04/16/30 (a)	2,400	2,683
		7,473
Panama 1.0%
Government of the Republic of Panama
4.00%, 09/22/24	2,763	3,019
3.75%, 03/16/25	3,837	4,182
		7,201
Philippines 0.8%
The Philippines, Government of
2.46%, 05/05/30	2,700	2,913
2.95%, 05/05/45	2,400	2,514
		5,427
Chile 0.7%
Gobierno de la Republica de Chile
2.45%, 01/31/31	4,700	4,898
Mexico 0.6%
Gobierno Federal de los Estados Unidos Mexicanos
4.75%, 04/27/32	2,650	2,943
5.00%, 04/27/51	1,400	1,520
		4,463
Dominican Republic 0.4%
Presidencia de la Republica Dominicana
4.50%, 01/30/30 (a)	2,000	1,955
6.40%, 06/05/49 (a)	750	747
		2,702
Guatemala 0.3%
Gobierno de la Republica de Guatemala
5.38%, 04/24/32 (a)	700	801
6.13%, 06/01/50 (a)	900	1,072
		1,873
Ukraine 0.1%
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 - 09/01/23 (c)	510	522
Thailand 0.1%
Export-Import Bank of Thailand
1.15%, (3M USD LIBOR + 0.90%), 11/20/23 (c) (d)	473	470
Total Government And Agency Obligations (cost $91,971)		97,002
COMMON STOCKS 0.0%
United States of America 0.0%
New Cotai LLC (i) (m)	—	—
Total Common Stocks (cost $0)		—
SHORT TERM INVESTMENTS 3.4%
Investment Companies 2.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (n) (o)	17,769	17,769
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (n) (o)	6,590	6,590
Total Short Term Investments (cost $24,359)		24,359
Total Investments 101.2% (cost $715,348)		716,785
Other Assets and Liabilities, Net (1.2)%		(8,737)
Total Net Assets 100.0%		708,048

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $184,408 and 26.0% of the Fund.

(b) Perpetual security. Next contractual call date presented, if applicable.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) All or a portion of the security was on loan as of September 30, 2020.

(h) Convertible security.

(i) Non-income producing security.

(j) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.6% of the Fund’s net assets.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Ports and Special Economic Zone Limited, 3.95%, 01/19/22	09/28/17	3,027	3,060	0.4
Adani Ports and Special Economic Zone Limited, 3.38%, 07/24/24	01/13/20	1,417	1,424	0.2
AES Gener S.A., 5.00%, 07/14/25	12/19/19	933	941	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AES Gener S.A., 7.13%, 03/26/79	05/07/19	1,243	1,233	0.2
AES Gener S.A., 6.35%, 10/07/79	11/18/19	4,113	4,110	0.6
Andina Acquisition Corporation, 8.20%, 01/31/22	02/06/19	614	622	0.1
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	07/13/18	2,616	2,592	0.4
Banco Bradesco S.A., 5.75%, 03/01/22	11/21/19	2,487	2,514	0.4
Banco de Bogota S.A., 5.38%, 02/19/23	11/14/19	832	844	0.1
Banco de Credito del Peru, 6.13%, 04/24/27	06/17/20	1,671	1,687	0.2
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	05/04/16	2,253	2,297	0.3
Banco do Brasil S.A, 6.25%, callable at 100 beginning 04/15/24	06/04/18	5,460	6,217	0.9
Banco GNB Sudameris S.A., 6.50%, 04/03/27	09/06/18	806	796	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 3.38%, 01/18/23	09/26/19	3,209	3,291	0.5
Banco Macro S.A., 6.75%, 11/04/26	06/05/18	4,461	3,642	0.5
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.75%, callable at 100 beginning 09/27/24	01/31/20	432	396	0.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88%, callable at 100 beginning 07/06/22	06/27/18	1,800	1,778	0.3
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50%, callable at 100 beginning 06/27/29	09/25/19	1,505	1,478	0.2
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63%, callable at 100 beginning 01/06/28	07/05/18	6,738	6,783	1.0
Banco Nacional De Comercio Exterior, S.N.C., 3.80%, 08/11/26	07/10/19	805	797	0.1
Banistmo S.A., 3.65%, 09/19/22	09/25/19	5,030	5,036	0.7
BBVA Bancomer, S.A., 5.35%, 11/12/29	06/27/18	671	694	0.1
BBVA Bancomer, S.A., 5.13%, 01/18/33	06/25/18	8,927	9,342	1.3
BDO Unibank, Inc., 2.95%, 03/06/23	10/17/17	1,997	2,065	0.3
Bharat Petroleum Corporation Limited, 4.00%, 05/08/25	10/08/19	837	836	0.1
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	04/25/17	1,021	1,046	0.1
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	07/02/18	4,860	5,181	0.7
Cabinet of Ministers of Ukraine, 7.75%, 09/01/22	08/15/19	388	390	0.1
Cabinet of Ministers of Ukraine, 7.75%, 09/01/23	08/15/19	133	132	—
Canacol Energy Ltd., 7.25%, 05/03/25	06/25/18	7,253	7,566	1.1
China National Petroleum Corporation, 1.13%, 06/23/23	08/21/20	5,311	5,300	0.7
China National Petroleum Corporation, 1.35%, 06/23/25	08/28/20	4,338	4,304	0.6
CIMB Bank Berhad, 1.05%, 10/09/24	12/03/19	501	496	0.1
CNAC (HK) Finbridge Company Limited, 3.50%, 07/19/22	08/25/20	2,777	2,753	0.4
CNAC (HK) Finbridge Company Limited, 3.38%, 06/19/24	06/13/19	1,810	1,802	0.3
CNOOC Finance (2002) Limited, 3.88%, 05/02/22	07/15/20	5,112	5,109	0.7
Cometa Energia SA de CV, 6.38%, 04/24/35	08/03/18	4,132	4,647	0.7
Corporacion Lindley S.A., 6.75%, 11/23/21	05/13/14	1,343	1,345	0.2
Cosan Overseas Limited, 8.25%, callable at 100 beginning 02/05/21	04/25/16	2,307	2,550	0.4
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13%, callable at 100 beginning 11/29/22	07/23/18	3,871	2,972	0.4
CSN Islands XII Corp, 7.00%, callable at 100 beginning 12/23/20	02/01/19	2,624	2,650	0.4
DBS Group Holdings Ltd, 3.60%, callable at 100 beginning 09/07/21	05/01/17	13,983	14,135	2.0
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	09/11/18	5,516	5,474	0.8
Embotelladora Andina S.A, 5.00%, 10/01/23	10/04/17	5,038	5,247	0.7
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	2,289	2,241	0.3
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/16/18	4,297	3,755	0.5
Empresa Nacional de Telecomunicaciones S.A., 4.88%, 10/30/24	09/26/19	835	859	0.1
Ena Norte SA, 4.95%, 04/25/23	09/07/16	5,630	5,530	0.8
Energuate Trust, 5.88%, 05/03/27	08/09/18	575	624	0.1
Engie Energia Chile S.A., 4.50%, 01/29/25	12/04/19	837	883	0.1
ENN energy Holdings Limited, 3.25%, 07/24/22	09/17/20	206	205	—
Export-Import Bank of Thailand, 1.15%, 11/20/23	09/17/19	475	470	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	1,065	1,166	0.2
Fresnillo PLC, 5.50%, 11/13/23	04/17/18	3,593	3,896	0.6
Geopark Limited, 6.50%, 09/21/24	05/25/18	6,887	6,597	0.9
Gilex Holding SARL, 8.50%, 05/02/23	01/16/19	810	818	0.1
Global Bank Corporation, 4.50%, 10/20/21	04/25/17	5,812	5,930	0.8
Globo Comunicacao e Participacoes S.A., 4.84%, 06/08/25	02/04/20	312	309	—
Gohl Capital Limited, 4.25%, 01/24/27	04/25/17	8,965	8,796	1.2
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	05/24/18	6,215	2,272	0.3
Grupo Aval Acciones y Valores S.A., 4.75%, 09/26/22	10/08/19	6,554	6,589	0.9
Grupo Bimbo S.A.B. de C.V., 5.95%, callable at 100 beginning 04/17/23	01/09/19	8,732	8,914	1.3
Hunt Oil USA, Inc., 6.38%, 06/01/28	04/16/20	2,848	3,517	0.5
Indian Oil Corporation Limited, 5.63%, 08/02/21	09/07/17	205	206	—
Indian Oil Corporation Limited, 5.75%, 08/01/23	06/20/17	8,445	8,638	1.2
Industrial Senior Trust, 5.50%, 11/01/22	05/03/16	350	361	0.1
Inkia Energy Limited, 5.88%, 11/09/27	07/16/18	4,904	5,277	0.7
Inversiones CMPC S.A., 4.75%, 09/15/24	09/25/19	4,227	4,389	0.6
Itau Unibanco Holding S.A., 6.13%, callable at 100 beginning 12/12/22	06/21/18	1,775	1,834	0.3
JSL Europe SA, 7.75%, 07/26/24	03/20/19	399	413	0.1
LATAM Finance Limited, 0.00%, 04/11/24	06/06/18	3,427	1,237	0.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	06/14/19	208	216	—
Malayan Banking Berhad, 1.08%, 08/16/24	10/09/19	5,421	5,373	0.8
Malayan Banking Berhad, 3.91%, 10/29/26	08/15/17	2,823	2,856	0.4
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	08/31/18	1,476	1,705	0.2
Minejesa Capital B.V., 4.63%, 08/10/30	08/15/18	3,992	4,286	0.6
Minejesa Capital B.V., 5.63%, 08/10/37	03/01/19	2,816	2,983	0.4
Multibank, Inc., 4.38%, 11/09/22	09/25/19	2,215	2,225	0.3
ONGC Videsh Limited, 3.75%, 05/07/23	07/21/20	1,442	1,445	0.2
ONGC Videsh Limited, 4.63%, 07/15/24	08/07/20	216	214	—
ONGC Videsh Vankorneft Pte. Ltd., 2.88%, 01/27/22	07/17/20	817	817	0.1
ONGC Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	11/28/16	9,868	10,387	1.5
Ooredoo International Finance Limited, 3.25%, 02/21/23	05/06/20	5,891	5,956	0.8
Ooredoo International Finance Limited, 3.75%, 06/22/26	05/11/20	455	480	0.1
Pampa Energia S.A., 7.50%, 01/24/27	05/30/18	6,901	5,419	0.8
Pampa Energia S.A., 9.13%, 04/15/29	11/27/19	120	114	—
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	03/19/13	563	615	0.1
PERU LNG, 5.38%, 03/22/30	04/16/20	3,669	4,697	0.7
POSCO, 2.38%, 11/12/22	07/22/20	2,150	2,152	0.3
POSCO, 2.38%, 01/17/23	07/10/20	3,778	3,792	0.5
POSCO, 2.75%, 07/15/24	09/16/20	5,560	5,548	0.8
PSA Treasury Pte. Ltd., 2.13%, 09/05/29	04/30/20	3,496	3,544	0.5
PT Perusahaan Gas Negara Tbk, 5.13%, 05/16/24	01/22/20	227	229	—
Radiant Access Limited, 4.60%, callable at 100 beginning 11/18/20	06/18/19	3,834	3,950	0.6
Reliance Industries Limited, 5.40%, 02/14/22	08/21/20	13,483	13,152	1.9
S.A.C.I. Falabella, 3.75%, 04/30/23	11/15/17	8,034	8,231	1.2
Saudi Arabia, Kingdom of, 2.38%, 10/26/21	04/22/20	7,350	7,417	1.0
Saudi Arabia, Kingdom of, 2.88%, 03/04/23	05/04/20	3,779	3,860	0.5
Scotiabank Peru S.A.A., 4.50%, 12/13/27	10/23/19	7,803	8,085	1.1
Sociedad Quimica Y Minera De Chile S.A., 3.63%, 04/03/23	10/18/13	287	314	—
Sociedad Quimica Y Minera De Chile S.A., 4.38%, 01/28/25	02/19/19	367	403	0.1
SPARC Limited, 0.00%, 12/05/22	09/29/17	3,665	3,681	0.5
Star Energy Geothermal (Wayang Windu) Limited, 6.75%, 04/24/33	01/31/19	5,007	5,539	0.8
State Grid Overseas Investment Limited, 3.75%, 05/02/23	09/02/20	536	534	0.1
State Grid Overseas Investment Limited, 3.13%, 05/22/23	08/13/20	3,909	3,895	0.6
Stoneway Capital Corporation, 0.00%, 03/01/27	02/15/19	4,643	1,854	0.3
SURA Asset Management SA, 4.88%, 04/17/24	09/13/18	2,299	2,493	0.4
Syngenta Finance N.V., 5.68%, 04/24/48	02/06/19	6,878	7,984	1.1
The Republic of Indonesia, The Government of, 3.38%, 04/15/23	07/13/20	9,385	9,495	1.3
The State of Qatar, 3.88%, 04/23/23	04/27/20	2,613	2,679	0.4
The State of Qatar, 3.38%, 03/14/24	04/27/20	6,822	6,996	1.0
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	01/31/20	206	215	—
Transelec S.A., 4.63%, 07/26/23	09/08/17	2,400	2,473	0.3
Transelec S.A., 4.25%, 01/14/25	02/11/20	530	543	0.1
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	05/03/17	2,221	2,409	0.3
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88%, callable at 100 beginning 01/29/25	06/22/18	7,694	5,699	0.8
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.38%, 02/12/26	07/18/18	1,563	1,793	0.3
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.38%, 01/27/28	05/15/20	192	240	—
United Overseas Bank Limited, 3.50%, 09/16/26	09/11/17	3,314	3,308	0.5
UPL Corporation Limited, 3.25%, 10/13/21	11/06/17	5,986	6,052	0.9
Vedanta Resources Limited, 7.13%, 05/31/23	07/10/18	1,961	1,532	0.2
Vedanta Resources Limited, 6.13%, 08/09/24	06/06/18	6,034	4,583	0.6
		413,770	407,762	57.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 46.1%
5 Bryant Park Mortgage Trust
Series 2018-F-5BP, 2.61%, (1M USD LIBOR + 2.45%), 06/15/33 (a)	2,913	2,647
522 Funding Clo I Ltd
Series 2019-A1-1A, 1.67%, (3M USD LIBOR + 1.39%), 01/18/33 (a)	2,500	2,482
AASET Trust
Series 2019-A-2, 3.38%, 10/16/26	2,787	2,607
Affirm Asset Securitization Trust 2020-A
Series 2020-A-A, REMIC, 2.10%, 10/17/22	3,450	3,456
Affirm Asset Securitization Trust 2020-Z1
Series 2020-A-Z1, 3.46%, 10/15/24	3,606	3,582
AGL CLO Ltd
Series 2020-B-5A, 3.08%, (3M USD LIBOR + 2.78%), 07/22/30 (a)	2,000	2,012
Ajax Mortgage Loan Trust
Series 2019-A-C, 3.95%, 05/25/22 (a)	3,972	4,018
Allegro CLO VII Ltd
Series 2018-A-1A, 1.37%, (3M USD LIBOR + 1.10%), 06/13/31 (a) (b)	3,000	2,948
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	1,131	940
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	943	817
American Home Mortgage Investment Trust 2004-3
Series 2004-M1-2, REMIC, 1.05%, (1M USD LIBOR + 0.90%), 02/25/44 (a) (c)	2,572	2,352
AMMC CLO 18, Limited
Series 2016-AR-18A, REMIC, 1.33%, (3M USD LIBOR + 1.10%), 05/27/31 (a)	3,383	3,320
AMSR Trust
Series 2020-B-SFR2, 2.03%, 07/17/37	10,500	10,543
Anchorage Capital CLO 4 Ltd.
Series 2014-B-4RA, 1.75%, (3M USD LIBOR + 1.50%), 01/28/31 (a)	2,000	1,988
Anchorage Capital CLO 6 Ltd
Series 2015-AR-6A, 1.55%, (3M USD LIBOR + 1.27%), 07/15/30 (a)	3,000	2,977
Anchorage Capital CLO 9 Ltd
Series 2016-AR-9A, 1.64%, (3M USD LIBOR + 1.37%), 07/15/32 (a)	7,500	7,496
Angel Oak Mortgage Trust 2020-6
Series 2020-A3-6, 1.78%, 05/25/65	2,431	2,431
Angel Oak Mortgage Trust, LLC
Series 2020-A1-4, REMIC, 1.47%, 07/25/24	4,831	4,824
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (b)	1,541	1,409
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Interest Only, Series 2020-XA-MF1, 1.09%, 05/15/53	49,188	3,651
AREIT Trust
Series 2019-D-CRE3, 2.80%, 07/14/22	4,369	3,944
Ares XXXVII CLO Ltd
Series 2015-A3R-4A, 1.78%, (3M USD LIBOR + 1.50%), 10/15/30 (a)	2,750	2,707
Arroyo Mortgage Trust
Series 2019-A3-3, REMIC, 3.42%, 12/25/25	3,240	3,284
Assurant CLO III LTD
Series 2018-A-2A, 1.50%, (3M USD LIBOR + 1.23%), 10/20/31 (a)	4,000	3,939
Atlas Senior Loan Fund III Ltd
Series 2013-AR-1A, 1.11%, (3M USD LIBOR + 0.83%), 11/17/27 (a)	3,398	3,351
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 1.37%, (3M USD LIBOR + 1.09%), 01/15/31 (a)	985	966
Atlas Senior Loan Fund XI Ltd
Series 2018-B-11A, 1.89%, (3M USD LIBOR + 1.65%), 07/26/31 (a) (b)	2,000	1,955
Atrium Hotel Portfolio Trust
Series 2018-D-ATRM, 2.45%, (1M USD LIBOR + 2.30%), 06/15/21 (a)	1,232	1,079
Series 2017-E-ATRM, 3.20%, (1M USD LIBOR + 3.05%), 12/15/36 (a)	1,692	1,312
Series 2018-E-ATRM, REMIC, 3.55%, (1M USD LIBOR + 3.40%), 06/15/21 (a)	2,913	2,471
Avant Loans Funding Trust
Series 2019-A-B, 2.72%, 05/15/21	1,168	1,172
Avery Point VI CLO, Limited
Series 2015-AR-6A, 1.30%, (3M USD LIBOR + 1.05%), 08/05/27 (a) (b)	2,000	1,993
Banc of America Alternative Loan Trust
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	669	682
Series 2006-3CB1-1, REMIC, 6.50%, 02/25/36	591	593
Banc of America Funding Trust
Series 2006-A1-D, REMIC, 3.32%, 05/20/36 (a)	2,751	2,741
Bank 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.57%, 05/17/50 (a)	15,731	1,046
Battalion Clo XV Ltd
Series 2020-A1-15A, 1.62%, (3M USD LIBOR + 1.35%), 01/18/33 (a)	5,000	4,997
Bayview Opportunity Master Fund IVb Trust
Series 2019-A1-SBR2, 3.43%, 06/28/34 (c)	2,040	2,039
BBCMS Mortgage Trust
Series 2017-C-DELC, REMIC, 1.35%, (1M USD LIBOR + 1.20%), 08/15/36 (a)	331	309
Series 2017-D-DELC, REMIC, 1.85%, (1M USD LIBOR + 1.70%), 08/15/36 (a)	377	344
Series 2017-E-DELC, REMIC, 2.65%, (1M USD LIBOR + 2.50%), 08/15/36 (a)	759	687
Series 2017-F-DELC, REMIC, 3.65%, (1M USD LIBOR + 3.50%), 08/15/36 (a)	2,138	1,818
Series 2018-F-TALL, REMIC, 3.39%, (1M USD LIBOR + 3.24%), 03/16/37 (a) (c)	4,000	3,389
Interest Only, Series 2017-XA-C1, REMIC, 1.66%, 02/17/50 (a)	22,312	1,581
BBCMS Trust
Series 2019-E-BWAY, REMIC, 3.00%, (1M USD LIBOR + 2.85%), 11/15/21 (a)	2,715	2,254
Series 2018-D-CBM, REMIC, 2.54%, (1M USD LIBOR + 2.39%), 07/15/37 (a)	2,753	2,402
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.56%, 06/07/30 (a)	3,283	2,462
Benefit Street Partners CLO III, Ltd.
Series 2013-A1R-IIIA, 1.52%, (3M USD LIBOR + 1.25%), 07/20/29 (a)	1,997	1,989
BFLD Trust
Series 2019-F-DPLO, REMIC, 2.69%, (1M USD LIBOR + 2.54%), 10/15/21 (a)	2,751	2,426
BHMS
Series 2018-C-ATLS, REMIC, 2.06%, (1M USD LIBOR + 1.90%), 07/16/35 (a)	2,868	2,603
Birch Grove CLO Ltd
Series A-19A, 1.74%, (3M USD LIBOR + 1.49%), 06/16/31 (a)	2,500	2,480
BlueMountain CLO XXV Ltd
Series 2019-B-25A, 2.08%, (3M USD LIBOR + 1.80%), 07/15/32 (a)	1,250	1,248
Braemar Hotels & Resorts Trust
Series 2018-E-PRME, REMIC, 2.55%, (1M USD LIBOR + 2.40%), 06/15/35 (a)	1,762	1,438
BRAVO Residential Funding Trust
Series 2019-A2-NQM1, REMIC, 2.89%, 07/25/59	1,216	1,228
BX Commercial Mortgage Trust
Series 2019-D-IMC, REMIC, 2.05%, (1M USD LIBOR + 1.90%), 04/15/21 (a)	1,000	916
Series 2019-F-IMC, REMIC, 3.05%, (1M USD LIBOR + 2.90%), 04/15/21 (a)	4,606	3,932
Series 2018-D-BIOA, REMIC, 1.47%, (1M USD LIBOR + 1.32%), 03/16/37 (a)	810	799
BX Trust
Series 2019-E-MMP, REMIC, 2.05%, (1M USD LIBOR + 1.90%), 08/16/21 (a)	3,784	3,532
Series 2018-E-GW, REMIC, 2.12%, (1M USD LIBOR + 1.97%), 05/15/37 (a)	968	883

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Series 2018-F-GW, REMIC, 2.57%, (1M USD LIBOR + 2.42%), 05/15/37 (a)	839	757
Series 2018-G-GW, REMIC, 3.07%, (1M USD LIBOR + 2.92%), 05/15/37 (a)	581	500
CAL Funding IV Ltd
Series 2020-A-1A, 2.22%, 09/25/45	3,000	2,999
Carbon Capital VI Commercial Mortgage Trust
Series 2019-B-FL2, REMIC, 3.00%, (1M USD LIBOR + 2.85%), 11/18/21 (a)	3,310	2,889
Carbone Clo Ltd
Series 2017-A1-1A, 1.41%, (3M USD LIBOR + 1.14%), 01/21/31 (a) (b)	3,000	2,956
CARLYLE US CLO Ltd
Series 2017-A1A-1A, 1.57%, (3M USD LIBOR + 1.30%), 04/21/31 (a)	994	981
Series 2017-A2-1A, 1.92%, (3M USD LIBOR + 1.65%), 04/21/31 (a)	2,000	1,954
CarVal CLO III Ltd
Series 2019-A-2A, 1.62%, (3M USD LIBOR + 1.35%), 07/20/32 (a)	8,000	7,922
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26	2,909	2,612
Cathedral Lake CLO Ltd
Series 2015-AR-3A, 1.60%, (3M USD LIBOR + 1.32%), 07/16/29 (a)	2,000	1,980
Cathedral Lake II, Ltd.
Series 2015-A1R-2A, 1.59%, (3M USD LIBOR + 1.31%), 07/16/29 (a)	2,000	1,978
CBAM 2017-1 Ltd
Series 2017-B-1A, 2.07%, (3M USD LIBOR + 1.80%), 07/22/30 (a)	1,000	999
CD Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.45%, 05/12/50 (a)	18,048	1,106
CFCRE Mortgage Trust
Interest Only, Series 2017-XA-C8, 1.77%, 06/17/50 (a)	15,831	1,163
Series 2016-C-C4, REMIC, 5.03%, 04/10/26 (a)	2,332	2,253
Interest Only, Series 2016-XA-C3, REMIC, 1.16%, 01/10/48 (a)	4,893	214
Interest Only, Series 2016-XA-C4, REMIC, 1.85%, 05/10/58 (a)	16,533	1,201
CFIP CLO Ltd
Series 2014-AR-1A, 1.59%, (3M USD LIBOR + 1.32%), 07/13/29 (a)	7,500	7,444
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 3.15%, (1M USD LIBOR + 3.00%), 11/17/36 (a)	549	513
Series 2017-F-CSMO, REMIC, 3.89%, (1M USD LIBOR + 3.74%), 11/17/36 (a)	172	159
Citigroup Commercial Mortgage Trust
Series 2018-E-TBR, 2.95%, (1M USD LIBOR + 2.80%), 12/15/36 (a)	4,739	4,107
Series 2018-F-TBR, 3.80%, (1M USD LIBOR + 3.65%), 12/15/36 (a)	4,510	3,607
Series 2015-C-GC27, REMIC, 4.57%, 01/10/25 (a)	828	814
Interest Only, Series 2014-XA-GC19, REMIC, 1.31%, 03/12/47 (a)	26,189	850
Interest Only, Series 2014-XA-GC21, REMIC, 1.34%, 05/10/47 (a)	25,106	868
Interest Only, Series 2016-XA-GC36, REMIC, 1.41%, 02/12/49 (a)	4,116	208
Interest Only, Series 2016-XA-GC37, REMIC, 1.90%, 04/12/49 (a)	4,223	312
Interest Only, Series 2016-XA-P3, REMIC, 1.86%, 04/16/49 (a)	6,949	448
Interest Only, Series 2016-XA-P5, REMIC, 1.65%, 10/13/49 (a)	11,038	647
Interest Only, Series 2017-XA-P7, REMIC, 1.27%, 04/15/50 (a)	13,547	738
Citigtoup Mortgage Loan Trust
Series 2018-A1-C, 4.13%, 03/25/59	8,799	8,820
Series 2019-A1-E, 3.23%, 11/25/70 (c)	7,936	7,980
Series 2018-A1-A, REMIC, 4.00%, 01/25/68 (c)	13,363	13,485
Citimortgage Alternative Loan Trust
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	1,066	1,089
CLI Funding VI LLC
Series 2019-A-1A, 3.71%, 05/18/29	1,301	1,325
CLNC Ltd
Series 2019-D-FL1, 3.06%, 04/19/26	3,000	2,644
COMM 2015-CCRE25 Mortgage Trust
Series 2015-C-CC25, REMIC, 4.69%, 08/12/25 (a)	2,252	2,216
COMM Mortgage Trust
Series 2018-D-HCLV, 2.33%, (1M USD LIBOR + 2.18%), 09/15/33 (a)	197	182
Series 2015-C-LC23, REMIC, 4.79%, 10/10/25 (a)	306	301
Series 2016-C-CR28, REMIC, 4.79%, 12/12/25 (a)	405	404
Interest Only, Series 2013-XA-CR12, REMIC, 1.29%, 10/15/46 (a)	32,497	937
Interest Only, Series 2014-XA-UBS3, REMIC, 1.23%, 06/12/47 (a)	31,166	1,022
Interest Only, Series 2015-XA-CR26, REMIC, 1.08%, 10/10/48 (a)	4,855	184
Interest Only, Series 2015-XA-LC21, REMIC, 0.84%, 07/10/48 (a)	18,776	501
Interest Only, Series 2015-XA-CR25, REMIC, 0.99%, 08/12/48 (a)	20,758	708
Interest Only, Series 2015-XA-CR27, REMIC, 1.09%, 10/13/48 (a)	10,878	420
Commonbond Student Loan Trust
Series 2016-A1-A, 3.32%, 05/25/40	1,043	1,062
CPS Auto Receivables Trust
Series 2019-A-B, 2.89%, 05/16/22	109	109
Credit Suisse ABS Trust 2020-AT1
Series 2020-A-AT1, 2.63%, 12/15/23	3,000	2,999
Credit Suisse Commercial Mortgage Trust
Series 2007-B-C2, REMIC, 5.53%, 01/15/49 (a)	3,480	3,465
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	865	829
Credit Suisse Mortgage Capital Certificates
Series 2020-A1-SPT1, REMIC, 1.62%, 06/25/24 (c)	5,943	5,940
Series 2020-A3-SPT1, REMIC, 2.73%, 07/25/24 (c)	500	508
Credit Suisse Mortgage Trust
Series 2017-E-LSTK, REMIC, 3.44%, 04/07/21 (a)	1,799	1,771
Series 2017-E-CHOP, REMIC, 3.45%, (1M USD LIBOR + 3.30%), 07/15/32 (a)	1,874	1,476
Crown Point CLO 6 Ltd
Series 2018-A1-6A, 1.44%, (3M USD LIBOR + 1.17%), 10/20/28 (a)	4,912	4,882
CSAIL Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.71%, 11/18/25 (a)	309	327
CSMC 2019-ICE4
Series 2019-F-ICE4, REMIC, 2.80%, (1M USD LIBOR + 2.65%), 05/17/21 (a)	3,398	3,347
CSMC 2020-RPL2 Trust
Series 2020-A12-RPL2, 3.53%, 02/25/60	5,025	5,063
CSMC 2020-RPL3 Trust
Series 2020-A1-RPL3, REMIC, 2.69%, 03/25/60 (a)	7,700	7,700
CSMC Trust
Series 2019-A1-RPL9, 3.08%, 10/25/59 (a)	405	395
Series 2020-A1-BPL1, REMIC, 3.39%, 02/25/24 (a)	7,675	7,629
Series 2019-A1-RPL2, REMIC, 3.86%, 11/25/58 (c)	4,427	4,373
Series 2019-A1-RP10, REMIC, 3.12%, 12/25/59 (a)	11,977	11,803
CVP CLO Ltd
Series 2017-A-1A, 1.61%, (3M USD LIBOR + 1.34%), 07/22/30 (a)	7,500	7,430
Series 2017-A-2A, 1.46%, (3M USD LIBOR + 1.19%), 01/21/31 (a) (b)	10,000	9,858
DBGS 2018-BIOD Mortgage Trust
Series 2018-F-BIOD, REMIC, 2.15%, (1M USD LIBOR + 2.00%), 05/15/35 (a) (c)	3,154	2,943
DBJPM Mortgage Trust
Series 2016-C-C1, REMIC, 3.50%, 03/12/26 (a)	801	713

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Interest Only, Series 2016-XA-C1, REMIC, 1.59%, 05/12/49 (a)	13,183	788
DBUBS Mortgage Trust
Series 2017-E-BRBK, REMIC, 3.65%, 10/11/24 (a)	3,430	3,474
Deephaven Residential Mortgage Trust
Series 2017-A2-3A, REMIC, 2.71%, 11/25/21 (a)	863	865
Series 2017-A3-3A, REMIC, 2.81%, 11/25/21 (a)	863	860
Series 2017-A1-1A, REMIC, 2.72%, 10/27/25 (a)	178	178
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 0.45%, (1M USD LIBOR + 0.30%), 09/25/47 (a)	1,367	1,248
Domino's Pizza, Inc.
Series 2015-A2II-1A, 4.47%, 10/25/25	2,688	2,858
DT Auto Owner Trust
Series 2019-A-2A, 2.85%, 12/15/20	261	262
Earnest Student Loan Program LLC
Series 2017-A2-A, 2.65%, 02/25/26	661	661
Elevation CLO, Ltd.
Series 2018-A1-9A, 1.40%, (3M USD LIBOR + 1.12%), 07/15/31 (a)	6,000	5,888
Elmwood CLO II Ltd
Series 2019-A-2A, 1.72%, (3M USD LIBOR + 1.45%), 04/21/31 (a)	5,000	5,002
Series 2019-B-2A, 2.37%, (3M USD LIBOR + 2.10%), 04/21/31 (a)	2,500	2,505
Elmwood CLO IV Ltd
Series 2020-A-1A, 2.42%, (3M USD LIBOR + 1.24%), 04/15/33 (a)	2,500	2,480
Flagship Credit Auto Trust
Series 2016-C-4, 2.71%, 11/15/22	728	731
Foundation Finance Trust
Series 2019-A-1A, 3.86%, 12/15/24	2,275	2,326
Fountainbleu Miami Beach Trust Class F
Series 2019-F-FBLU, 4.09%, 12/12/24	2,086	1,893
Fountainbleu Miami Beach Trust Class G
Series 2019-G-FBLU, 4.09%, 12/12/24	3,670	3,156
Freed ABS Trust
Series 2019-A-1, 3.42%, 06/18/26	44	44
Galaxy XXII CLO Ltd
Series 2016-A2R-22A, 1.12%, (3M USD LIBOR + 0.85%), 07/17/28 (a) (b)	5,000	4,948
Gilbert Park CLO Ltd
Series 2017-A-1A, 1.46%, (3M USD LIBOR + 1.19%), 10/15/30 (a)	3,000	2,976
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	2,000	1,998
GLS Auto Receivables Issuer Trust 2020-2
Series 2020-A-2A, 1.58%, 08/15/24	3,052	3,079
GLS Auto Receivables Trust
Series 2018-A-3A, 3.35%, 08/15/22	145	146
Series 2019-A-2A, 3.06%, 04/17/23	866	874
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 1.22%, (1M USD LIBOR + 1.03%), 12/15/21 (a) (c)	3,075	2,971
Series 2019-F-WOLF, REMIC, 3.31%, (1M USD LIBOR + 3.13%), 12/15/21 (a)	4,283	3,644
Greystone Commercial Real Estate Notes
Series 2019-D-FL2, 2.55%, (1M USD LIBOR + 2.40%), 02/15/25 (a)	3,777	3,532
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 1.45%, (3M USD LIBOR + 1.18%), 10/20/31 (a) (b)	3,000	2,959
GS Mortgage Securities Corp Trust
Series 2019-E-SOHO, 2.03%, (1M USD LIBOR + 1.87%), 06/15/21 (a)	3,605	3,381
Series 2018-E-LUAU, REMIC, 2.70%, (1M USD LIBOR + 2.55%), 11/16/20 (a)	3,342	2,893
Series 2012-A-ALOH, REMIC, 3.55%, 04/10/22	3,490	3,502
Series 2018-G-RIVR, REMIC, 2.78%, (1M USD LIBOR + 2.60%), 07/16/35 (a)	2,000	1,543
GS Mortgage Securities Trust
Series 2019-E-SMP, 2.75%, (1M USD LIBOR + 2.60%), 08/21/21 (a)	4,000	3,519
Interest Only, Series 2017-XA-GS6, 1.18%, 05/12/50 (a)	22,925	1,312
Interest Only, Series 2017-XA-GS8, 1.12%, 11/11/50 (a)	32,435	1,724
Interest Only, Series 2014-XA-GC24, REMIC, 0.87%, 09/10/47 (a)	9,196	218
Series 2014-D-GC26, REMIC, 4.66%, 11/10/47 (a)	2,038	1,228
Interest Only, Series 2015-XA-GS1, REMIC, 0.92%, 11/10/48 (a)	5,494	185
GS Mortgage-Backed Securities Trust
Series 2019-A1-SL1, REMIC, 2.63%, 01/25/59	3,701	3,729
Halcyon Loan Advisors Funding Ltd
Series 2015-A1R-3A, 1.17%, (3M USD LIBOR + 0.90%), 10/18/27 (a) (b)	4,325	4,292
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22	4,410	4,442
Hayfin Kingsland IX Ltd
Series 2018-AR-9A, 1.40%, (3M USD LIBOR + 1.15%), 04/28/31 (a)	4,000	3,949
Highbridge Loan Management Ltd
Series 3A-2014-CR, 3.87%, (3M USD LIBOR + 3.60%), 07/18/29 (a)	1,900	1,774
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	2,663	2,481
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b)	7,837	7,065
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, 3.30%, (1M USD LIBOR + 3.15%), 11/15/21 (a)	2,922	2,544
IMT Trust
Series 2017-EFL-APTS, 2.30%, (1M USD LIBOR + 2.15%), 06/15/34 (a)	652	616
Series 2017-FFL-APTS, 3.00%, (1M USD LIBOR + 2.85%), 06/15/34 (a)	652	603
IndyMac MBS, Inc.
Series 2005-1A2-A15, REMIC, 5.75%, 02/25/36	687	720
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,245	837
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-E-MFP, 2.31%, (1M USD LIBOR + 2.16%), 07/15/21 (a)	2,438	2,290
Series 2019-F-MFP, 3.15%, (1M USD LIBOR + 3.00%), 07/15/21 (a)	2,160	2,002
Series 2018-E-AON, 4.77%, 07/10/23 (a)	3,103	3,120
Series 2019-C-UES, 4.34%, 05/07/24	1,177	1,164
Series 2019-D-UES, 4.60%, 05/07/24 (a)	1,205	1,177
Series 2019-E-UES, 4.60%, 05/07/24 (a)	1,406	1,351
Series 2019-F-UES, 4.60%, 05/07/24 (a)	1,476	1,385
Series 2019-G-UES, 4.60%, 05/07/24 (a)	1,612	1,453
Series 2018-C-LAQ, 1.75%, (1M USD LIBOR + 1.60%), 06/15/35 (a)	3,830	3,591
Series 2018-D-LAQ, 2.25%, (1M USD LIBOR + 2.10%), 06/15/35 (a)	1,520	1,463
Series 2018-E-LAQ, 3.15%, (1M USD LIBOR + 3.00%), 06/15/35 (a)	486	449
Series 2011-D-C5, REMIC, 5.61%, 09/17/21 (a)	2,400	2,007
Series 2018-EFX-WPT, REMIC, 5.54%, 07/07/23	3,141	3,062
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	172	134
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2020-EFX-NNN, REMIC, 3.97%, 01/16/25	2,898	2,766
J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 2014-B-C20, REMIC, 4.40%, 06/17/24	3,529	3,635
Jamestown CLO Ltd
Series 2018-A1-6RA, 1.39%, (3M USD LIBOR + 1.15%), 04/25/30 (a) (b)	1,000	987
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27	2,910	2,950
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.14%, 10/07/21 (a)	2,356	2,077

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JPMBB Commercial Mortgage Securities Trust
Series 2015-C-C32, REMIC, 4.80%, 10/15/25 (a)	366	336
Series 2015-C-C33, REMIC, 4.77%, 11/15/25 (a)	359	340
Series 2014-D-C23, REMIC, 4.12%, 09/17/24 (a)	2,274	1,829
Interest Only, Series 2015-XA-C32, REMIC, 1.43%, 11/18/48 (a)	11,770	369
JPMBB Commercial Mortgage Securities Trust 2015-C28
Series 2015-B-C28, REMIC, 3.99%, 03/17/25	3,275	3,377
JPMCC Commercial Mortgage Securities Trust
Interest Only, Series 2015-XA-JP1, REMIC, 1.19%, 01/15/49 (a)	4,602	140
Interest Only, Series 2016-XA-JP4, REMIC, 0.82%, 12/17/49 (a)	17,403	499
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.81%, 06/17/49 (a)	33,899	1,816
Kabbage Asset Securitization LLC
Series 2019-A-1, 3.83%, 03/15/22	227	227
Kayne CLO 7 Ltd
Series 2020-A1-7A, 2.36%, (3M USD LIBOR + 1.20%), 04/18/33 (a)	5,000	4,930
Kestrel Aircraft Funding Limited
Series 2018-A-1A, 4.25%, 10/15/25 (b)	1,737	1,536
Kingsland VIII Ltd
Series 2018-A-8A, 1.39%, (3M USD LIBOR + 1.12%), 04/21/31 (a)	4,000	3,933
LCCM Mortgage Trust
Series 2017-C-LC26, REMIC, 4.71%, 06/11/27	2,900	2,718
LCM XVII Limited Partnership
Series A2RR-17A, 1.42%, (3M USD LIBOR + 1.15%), 10/15/31 (a)	5,000	4,909
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, 3.75%, 04/25/21 (c)	4,267	4,254
Series 2019-A1-GS4, 3.44%, 05/25/21 (c)	3,473	3,366
Series 2018-A1-GS2, 4.00%, 04/25/58 (c)	4,841	4,917
Series 2019-A1-GS1, REMIC, 4.00%, 02/25/21 (c)	3,774	3,787
Series 2017-A1-GS1, REMIC, 3.50%, 01/25/57 (c)	3,258	3,245
Series 2018-A1-GS1, REMIC, 4.00%, 03/25/58 (c)	4,154	4,308
Legacy Mortgage Asset Trust 2020-GS3
Series 2020-A1-GS3, REMIC, 3.25%, 10/25/21 (c)	9,148	9,152
Legacy Mortgage Asset Trust 2020-GS4
Series 2020-A1-GS4, 3.25%, 11/25/21 (c)	5,131	5,085
Lendingpoint Asset Securitization Trust
Series 2019-A-1, 3.15%, 01/15/21	254	254
LSTAR Commercial Mortgage Trust
Interest Only, Series 2016-XA-4, 1.92%, 03/12/49 (a)	13,145	682
Luna Aircraft Ltd
Series 2020-A-1A, 3.38%, 02/15/45	2,598	2,377
Madison Park Funding X, Ltd
Series 2012-BR2-10A, 2.07%, (3M USD LIBOR + 1.80%), 01/22/29 (a)	840	837
Madison Park Funding XXXI Ltd
Series 2018-B-31A, 1.96%, (3M USD LIBOR + 1.70%), 01/23/31 (a)	1,000	994
Marathon CLO V Ltd.
Series 2013-A1R-5A, 1.12%, (3M USD LIBOR + 0.87%), 11/22/27 (a)	4,397	4,324
Marble Point CLO XI Ltd
Series 2017-A-2A, 1.46%, (3M USD LIBOR + 1.18%), 12/18/30 (a) (b)	2,000	1,973
Marble Point CLO XV Ltd
Series 2019-A1-1A, 1.68%, (3M USD LIBOR + 1.42%), 07/23/32 (a)	3,000	2,967
Marlette Funding Trust
Series 2019-A-2A, 3.13%, 11/15/21	709	716
MBRT
Series 2019-F-MBR, 2.70%, 11/17/36	2,350	2,043
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-D-C27, REMIC, 3.24%, 11/15/25	297	190
Series 2015-C-C27, REMIC, 4.68%, 11/15/25 (a)	207	191
Series 2016-C-C29, REMIC, 4.90%, 04/17/26 (a)	2,371	2,234
Interest Only, Series 2014-XA-C15, REMIC, 1.12%, 04/17/47 (a)	13,284	348
Interest Only, Series 2016-XA-C28, REMIC, 1.35%, 01/15/49 (a)	3,992	182
Series 2014-C-C17, REMIC, 4.64%, 07/17/24 (a)	1,240	1,220
Series 2018-D-SUN, REMIC, 1.80%, (1M USD LIBOR + 1.65%), 07/16/35 (a)	899	836
Series 2018-F-SUN, REMIC, 2.70%, (1M USD LIBOR + 2.55%), 07/16/35 (a)	1,342	1,228
Series 2018-G-SUN, REMIC, 3.20%, (1M USD LIBOR + 3.05%), 07/16/35 (a)	899	800
Morgan Stanley Capital I Trust
Series 2017-F-CLS, 2.75%, (1M USD LIBOR + 2.60%), 11/15/34 (a)	3,371	3,248
Interest Only, Series 2017-XA-H1, 1.58%, 06/17/50 (a)	26,030	1,668
Interest Only, Series 2015-XA-UBS8, REMIC, 1.03%, 12/15/48 (a)	4,667	176
Series 2019-F-NUGS, REMIC, 4.34%, (1M USD LIBOR + 2.84%), 12/15/36 (a)	4,283	3,697
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	665	673
Series 2020-B-1A, 3.10%, 11/22/32	6,272	6,269
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 08/20/46	2,250	2,218
Motel 6 Trust
Series 2017-A-MTL6, 1.07%, (1M USD LIBOR + 0.92%), 08/15/34 (a)	253	249
Series 2017-D-MTL6, REMIC, 2.30%, (1M USD LIBOR + 2.15%), 08/15/34 (a)	1,898	1,845
Series 2017-F-MTL6, REMIC, 4.40%, (1M USD LIBOR + 4.25%), 08/15/34 (a)	2,495	2,409
MP CLO IV Ltd
Series 2013-ARR-2A, 1.52%, (3M USD LIBOR + 1.28%), 07/25/29 (a)	7,500	7,417
MP CLO VIII Ltd
Series 2015-AR-2A, 1.16%, (3M USD LIBOR + 0.91%), 10/28/27 (a)	2,798	2,775
Nassau Ltd
Series 2018-A-IA, 1.42%, (3M USD LIBOR + 1.15%), 07/15/31 (a)	5,000	4,833
Natixis Commercial Mortgage Securities Trust
Series 2018-C-FL1, 2.35%, (1M USD LIBOR + 2.20%), 06/15/22 (a)	3,129	2,846
Navient Private Education Refi Loan Trust
Series 2018-B-A, 3.68%, 11/17/25	3,000	3,028
New Residential Mortgage Loan Trust 2020-NPL1
Series 2020-A1-NPL1, 4.34%, 06/25/23 (c)	3,878	3,901
New Residential Mortgage Loan Trust 2020-RPL2
Series 2020-A1-RPL2, 3.58%, 08/25/23	1,488	1,488
NLY 2019-FL2 Issuer Ltd.
Series 2019-B-FL2, 2.05%, (1M USD LIBOR + 1.90%), 01/15/23 (a)	3,226	3,188
NP SPE X LP
Series 2019-A1-2A, 2.86%, 11/19/49	4,790	4,785
Oaktown Re III Ltd
Series 2019-M1A-1A, 1.55%, (1M USD LIBOR + 1.40%), 07/25/24 (a)	151	151
OBX 2020-EXP2 Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 07/25/36	1,401	1,420
Ocean Trails CLO V
Series 2014-ARR-5A, 1.55%, (3M USD LIBOR + 1.28%), 10/14/31 (a) (b)	4,946	4,871
OFSI BSL IX, Ltd.
Series 2018-A-1A, 1.42%, (3M USD LIBOR + 1.15%), 07/15/31 (a) (b)	8,000	7,836
One Market Plaza Trust
Series 2017-E-1MKT, REMIC, 4.14%, 02/10/24	3,437	3,497

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Oxford Finance Funding 2020-1 LLC
Series 2020-A2-1, 3.10%, 12/15/24	3,500	3,550
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 1.46%, (3M USD LIBOR + 1.20%), 08/25/31 (a) (b)	4,500	4,436
PFP Ltd
Series 2019-B-5, REMIC, 1.81%, (1M USD LIBOR + 1.65%), 04/16/36 (a)	1,052	1,013
Pretium Mortgage Credit Partners LLC
Series 2019-A1-NPL3, REMIC, 3.10%, 09/27/22 (c)	1,907	1,897
Series 2020-A1-NPL1, REMIC, 2.86%, 03/01/23 (a) (c)	12,605	12,460
PRPM 2020-3 LLC
Series 2020-A1-3, 2.86%, 09/25/23 (c)	10,000	10,000
PRPM, LLC
Series 2019-A1-1A, 4.50%, 01/25/22 (c)	9,951	10,050
Radnor Ltd
Series 2019-M1A-2, 1.35%, (1M USD LIBOR + 1.20%), 06/25/21 (a)	200	200
RALI Series 2007-QS4 Trust
Series 2007-3A4-QS4, REMIC, 6.00%, 03/25/37	2,233	2,123
Rali Series 2007-Qs8 Trust
Series 2007-A3-QS8, REMIC, 0.75%, (1M USD LIBOR + 0.60%), 06/25/37 (a)	1,870	1,296
RBSSP Resecuritization Trust 2009-2
Series 2009-3A2-2, REMIC, 0.67%, 04/26/35 (a)	996	859
Residential Accredit Loans, Inc.
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	1,148	1,054
RFMSI Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	750	696
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	5,499	4,869
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (b)	5,000	5,131
Short-Term Investments Trust
Interest Only, Series 2018-XCP-SELF, 0.00%, 10/20/20 (a)	77,520	—
Sierra Receivables Funding Co LLC
Series 2016-A-3A, 2.43%, 05/20/24	1,055	1,047
SoFi Consumer Loan Program LLC
Series 2016-A-1, 3.26%, 07/25/21	476	480
Series 2017-A-3, 2.77%, 03/25/22	114	114
Series 2017-A2-5, 2.78%, 04/25/22	434	439
Series 2017-A-1, 3.28%, 01/26/26	23	23
Series 2017-A-2, 3.28%, 02/25/26	33	33
SoFi Consumer Loan Program Trust
Series 2019-A-1, 3.24%, 04/25/22	845	851
SoFi Professional Loan Program LLC
Series 2017-A2B-A, 2.40%, 03/26/40	1,023	1,034
Sound Point CLO, Ltd.
Series 2015-A-1RA, 1.61%, (3M USD LIBOR + 1.36%), 04/15/30 (a)	3,500	3,454
Series 2013-A-3RA, 1.42%, (3M USD LIBOR + 1.15%), 04/18/31 (a) (b)	1,500	1,475
Series 2018-A1A-21, 1.42%, (3M USD LIBOR + 1.18%), 10/27/31 (a) (b)	3,000	2,943
Series 2019-A-1A, 1.64%, (3M USD LIBOR + 1.37%), 01/20/32 (a)	2,500	2,472
Spruce ABS Trust
Series 2016-A-E1, 4.32%, 01/18/22	287	289
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	727	671
Steele Creek CLO Ltd
Series 2015-AR-1A, 1.51%, (3M USD LIBOR + 1.26%), 05/21/29 (a)	4,000	3,956
Series 2017-A-1A, 1.52%, (3M USD LIBOR + 1.25%), 10/15/30 (a)	1,000	981
Series 2014-A-1RA, 1.34%, (3M USD LIBOR + 1.07%), 04/21/31 (a)	2,550	2,500
Series 2016-1A, 1.37%, (3M USD LIBOR + 1.12%), 06/16/31 (a) (b)	2,500	2,435
Series 2018-A-2A, 1.47%, (3M USD LIBOR + 1.20%), 08/18/31 (a)	2,000	1,955
Series 2019-B-1A, 2.48%, (3M USD LIBOR + 2.20%), 04/15/32 (a)	4,000	3,957
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4A1-22, REMIC, 3.92%, 12/25/35 (a)	1,329	1,244
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	2,543	2,052
STWD, Ltd.
Series 2019-D-FL1, 2.50%, (1M USD LIBOR + 2.35%), 02/15/25 (a)	2,494	2,402
Symphony CLO XV Ltd
Series 2014-AR2-15A, REMIC, 2.39%, (3M USD LIBOR + 1.26%), 01/20/32 (a)	2,000	1,984
Taco Bell Funding, LLC
Series 2018-A2I-1, 4.32%, 11/25/23	2,948	3,010
Tesla Auto Lease Trust
Series 2019-D-A, 3.37%, 01/20/23	1,500	1,505
Tharaldson Hotel Portfolio Trust
Series 2018-E-THL, 3.33%, (1M USD LIBOR + 3.18%), 11/13/34 (a)	2,244	1,842
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 1.42%, (3M USD LIBOR + 1.14%), 01/15/31 (a)	4,250	4,187
Series 2019-B-3A, 2.37%, (3M USD LIBOR + 2.10%), 04/15/31 (a)	2,000	2,001
Toorak Mortgage Corp Ltd
Series 2020-A1-1, 2.73%, 03/25/23 (c)	10,000	9,954
UBS Commercial Mortgage Trust
Series 2018-C-C8, 4.86%, 02/17/28 (a)	1,858	1,794
Interest Only, Series 2017-XB-C1, REMIC, 1.05%, 06/17/50 (a)	25,883	1,427
Upgrade Receivables Trust 2019-1
Series 2019-C-1A, 5.15%, 03/15/25	3,000	3,031
Upstart Pass-Through Trust
Series 2020-A-ST1, 3.75%, 02/20/28	3,611	3,661
Upstart Securitization Trust
Series 2019-A-2, 2.90%, 09/20/21	1,065	1,073
Series 2019-B-1, 4.19%, 04/20/26	519	521
Series 2020-A-1, 2.32%, 04/22/30	2,421	2,439
Series 2020-B-1, 3.09%, 04/22/30	1,500	1,453
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23	2,209	2,234
Series 2019-A2-1A, 3.19%, 07/15/24	1,978	1,961
Velocity Commercial Capital Loan Trust
Series 2018-A-2, REMIC, 4.05%, 09/25/24	1,842	2,000
Series 2019-A-2, REMIC, 3.13%, 06/25/25	7,201	7,215
Venture XIV CLO Ltd
Series 2013-BRR-14A, 1.81%, (3M USD LIBOR + 1.55%), 08/28/29 (a)	2,750	2,676
Venture XXIX CLO Ltd
Series 2017-A-29A, 1.56%, (3M USD LIBOR + 1.28%), 09/09/30 (a)	4,000	3,936
VERDE CLO
Series 2019-A-1A, 1.63%, (3M USD LIBOR + 1.35%), 04/15/32 (a)	3,755	3,717
Vericrest Opportunity Loan Transferee
Series 2019-A1A-NPL9, 3.33%, 10/25/22 (c)	2,153	2,154
Series 2019-A1A-NPL5, REMIC, 3.35%, 08/25/22 (c)	5,660	5,664
Verus Securitization Trust
Series 2018-A2-2, REMIC, 3.78%, 07/25/58	779	798
Series 2018-A3-2, REMIC, 3.83%, 07/25/58	909	920
Verus Securitization Trust 2020-1
Series 2020-A2-INV1, REMIC, 3.04%, 03/25/60	2,500	2,590
Verus Securitization Trust 2020-4
Series 2020-A1-4, REMIC, 1.50%, 05/25/65 (c)	4,820	4,813
Verus Securitization Trust 2020-NPL1
Series 2020-A1-NPL1, 3.60%, 08/25/50 (c)	10,000	9,999
Vibrant Clo Ltd
Series 2018-A1-10A, 1.47%, (3M USD LIBOR + 1.20%), 10/20/31 (a) (b)	3,000	2,970
Volt LXXX, LLC
Series 2019-A1A-NPL6, REMIC, 3.23%, 09/25/22 (c)	6,735	6,731
Volt LXXXIV, LLC
Series 2019-A1A-NP10, 3.43%, 11/25/22	687	689

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Volt LXXXIX, LLC
Series 2020-A1A-NPL5, REMIC, 2.98%, 02/25/23 (c)	5,950	5,929
Volt LXXXV, LLC
Series 2020-A1A-NPL1, REMIC, 3.23%, 12/26/22 (c)	1,481	1,480
Volt LXXXVII, LLC
Series 2020-A1A-NPL3, 2.98%, 01/25/23 (c)	1,530	1,530
Washington Mutural Asset-Backed Certificates
Series 2006-M1-HE1, REMIC, 0.69%, (1M USD LIBOR + 0.34%), 02/25/36 (a)	14,984	13,073
WAVE LLC
Series 2019-A-1, 3.60%, 09/15/27	4,732	4,308
Wellfleet CLO Ltd
Series 2018-A1-2A, 1.47%, (3M USD LIBOR + 1.20%), 10/20/31 (a)	4,500	4,424
Series 2020-A1A-!, 2.49%, (3M USD LIBOR + 1.31%), 04/15/33 (a)	5,000	4,943
Wells Fargo Alternative Loan Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	713	672
Wells Fargo Commercial Mortgage Trust
Interest Only, Series 2017-XA-C38, 1.19%, 07/15/50 (a)	25,860	1,392
Series 2014-D-LC16, REMIC, 3.94%, 06/15/24	98	52
Series 2015-D-NXS4, REMIC, 3.82%, 11/18/25 (a)	375	299
Series 2015-C-NXS4, REMIC, 4.82%, 11/18/25 (a)	310	319
Series 2015-A4-P2, REMIC, 3.81%, 12/15/25	363	408
Interest Only, Series 2015-XA-P2, REMIC, 1.08%, 12/15/48 (a)	4,721	162
Series 2015-C-LC22, REMIC, 4.69%, 09/15/58 (a)	302	294
Interest Only, Series 2016-XA-C33, REMIC, 1.87%, 03/17/59 (a)	2,579	152
Series 2018-C-C47, REMIC, 5.10%, 10/17/28 (a)	344	335
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	453	452
Series 2007-A1-AR4, REMIC, 3.45%, 08/25/37 (a)	435	406
Wendy's Funding, LLC
Series 2018-A2I-1A, 3.57%, 03/15/48	2,918	3,005
WFRBS Commercial Mortgage Trust
Interest Only, Series 2013-XA-C18, REMIC, 0.88%, 12/17/46 (a)	50,260	853
Interest Only, Series 2014-XA-C19, REMIC, 1.19%, 03/15/47 (a)	41,914	1,015
Interest Only, Series 2014-XA-C21, REMIC, 1.19%, 08/15/47 (a)	2,617	77
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28	2,932	2,397
Total Non-U.S. Government Agency Asset-Backed Securities (cost $912,434)		888,800
GOVERNMENT AND AGENCY OBLIGATIONS 28.0%
U.S. Treasury Note 19.3%
Treasury, United States Department of
2.63%, 05/15/21	82,300	83,573
1.50%, 09/30/21 - 02/15/30	105,700	108,307
1.38%, 01/31/22	35,500	36,088
0.13%, 05/15/23	51,000	50,968
2.25%, 12/31/23	84,950	90,658
0.38%, 07/31/27	2,000	1,989
		371,583
Mortgage-Backed Securities 5.1%
Federal Home Loan Mortgage Corporation
2.50%, 06/01/35	26,868	28,063
2.00%, 07/01/35	6,908	7,183
1.50%, 08/01/35 - 09/01/35	25,343	25,948
Federal National Mortgage Association, Inc.
2.00%, 06/01/35 - 08/01/35	23,550	24,488
2.00%, 10/01/40 (d)	9,700	10,050
3.19%, (1Y USD LIBOR + 1.63%), 11/01/42 (a)	1,054	1,089
2.70%, (1Y USD LIBOR + 1.67%), 05/01/44 (a)	2,528	2,629
		99,450
Collateralized Mortgage Obligations 2.6%
Federal Home Loan Mortgage Corporation
Series F1-264, 0.70%, (1M USD LIBOR + 0.55%), 07/15/42 (a)	1,864	1,883
Series HA-4582, REMIC, 3.00%, 09/15/45	2,343	2,470
Series QA-4060, REMIC, 1.50%, 09/15/26	1,490	1,501
Series AN-4030, REMIC, 1.75%, 04/15/27	3,224	3,266
Series CD-4484, REMIC, 1.75%, 07/15/30	2,504	2,545
Series BA-4642, REMIC, 3.00%, 02/15/41	2,141	2,154
Series A-4734, REMIC, 3.00%, 07/15/42	1,507	1,516
Series Z-4171, REMIC, 3.00%, 02/15/43	4,966	5,039
Series LA-4738, REMIC, 3.00%, 11/15/43	2,507	2,537
Series EA-4824, REMIC, 4.50%, 02/15/45	913	925
Series MB-4911, REMIC, 3.00%, 09/25/49	9,516	9,907
Federal National Mortgage Association, Inc.
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	3,238	3,353
Series 2014-AF-73, REMIC, 0.60%, (1M USD LIBOR + 0.45%), 11/25/44 (a)	4,085	4,142
Government National Mortgage Association
Series 2016-UD-136, REMIC, 3.00%, 04/20/45	8,651	8,840
		50,078
Sovereign 1.0%
Abu Dhabi, Government of
0.75%, 09/02/23 (b)	200	200
2.50%, 04/16/25 (b)	900	952
Banco del Estado de Chile
3.88%, 02/08/22 (e)	600	623
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.39%, 01/23/26	500	529
Export-Import Bank of India
3.13%, 07/20/21 (e)	1,000	1,012
Export-Import Bank of Thailand
1.15%, (3M USD LIBOR + 0.90%), 11/20/23 (a) (e)	400	398
1.11%, (3M USD LIBOR + 0.85%), 05/23/24 (a) (e)	400	397
Gobierno Federal de los Estados Unidos Mexicanos
3.90%, 04/27/25	800	871
Ministry of Diwan Amiri Affairs
4.50%, 01/20/22 (e)	500	523
Nacional Financiera, S.N.C., Institucion de Banca de Desarrollo
3.38%, 11/05/20 (e)	900	900
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.30%, 11/21/22 (e)	200	210
3.75%, 03/01/23 (e)	800	848
Presidencia Da Republica Federativa Do Brasil
2.88%, 06/06/25	800	809
Presidencia de la Republica de Colombia
4.38%, 07/12/21	2,500	2,566
2.63%, 03/15/23	300	307
Presidencia de la Republica Dominicana
7.50%, 05/06/21 (e)	1,467	1,511
Saudi Arabia, Kingdom of
2.38%, 10/26/21 (e)	1,700	1,727
2.88%, 03/04/23 (e)	1,000	1,043
The Republic of Indonesia, The Government of
3.75%, 04/25/22 (e)	600	624
2.95%, 01/11/23	700	729
The State of Qatar
2.38%, 06/02/21 (e)	1,300	1,313
Wakala Global Sukuk Berhad
4.65%, 07/06/21 (e)	500	514
		18,606
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K722, REMIC, 1.44%, 03/25/23 (a)	12,094	287
Total Government And Agency Obligations (cost $535,330)		540,004

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 12.2%
Financials 5.9%
American Express Company
0.90%, (3M USD LIBOR + 0.65%), 02/27/23 (a)	1,400	1,409
ANZ New Zealand (Int'l) Limited
1.90%, 02/13/23 (b)	1,395	1,438
Avolon Holdings Funding Limited
3.63%, 05/01/22 (b)	1,570	1,543
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	1,400	1,403
Banco Bradesco S.A.
5.90%, 01/16/21 (e)	1,000	1,009
2.85%, 01/27/23 (b)	400	406
Banco de Credito del Peru
6.13%, 04/24/27 (e)	700	738
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (e)	550	563
Banco do Brasil S.A
8.50%, (callable at 100 beginning 10/20/2020) (e) (f)	1,600	1,602
Banco Latinoamericano de Comercio Exterior, S.A.
2.38%, 09/14/25 (b)	300	304
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (callable at 100 beginning 07/06/22) (e) (f)	1,900	1,876
Banco Nacional De Comercio Exterior, S.N.C.
3.80%, 08/11/26 (a) (e)	2,700	2,690
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
4.13%, 11/09/22 (e)	750	789
Banco Santander-Chile
2.50%, 12/15/20 (e)	250	250
Bangkok Bank Public Company Limited
4.80%, 10/18/20 (e)	1,300	1,302
3.88%, 09/27/22 (e)	600	630
Banistmo S.A.
3.65%, 09/19/22 (e)	2,300	2,317
3.65%, 09/19/22 (b)	500	506
Bank of America Corporation
1.04%, (3M USD LIBOR + 0.79%), 03/05/24 (a)	2,791	2,809
Bank of The Philippine Islands
2.50%, 09/10/24 (e)	900	923
Barclays PLC
2.65%, 01/11/21	2,800	2,813
BBVA Bancomer, S.A.
6.75%, 09/30/22 (e)	500	538
5.35%, 11/12/29 (e)	200	198
BDO Unibank, Inc.
2.95%, 03/06/23 (e)	1,000	1,032
BPCE
2.38%, 01/14/25 (b)	1,125	1,173
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (e)	700	734
Capital One Financial Corporation
2.40%, 10/30/20	1,430	1,432
3.20%, 01/30/23	200	211
China National Petroleum Corporation
3.95%, 04/19/22 (e)	2,000	2,088
Citigroup Inc.
2.75%, 04/25/22	965	997
2.31%, 11/04/22	480	489
1.27%, (3M USD LIBOR + 1.02%), 06/01/24 (a)	1,395	1,401
CNOOC Finance (2002) Limited
3.88%, 05/02/22 (e)	400	417
Commonwealth Bank of Australia
2.75%, 03/10/22 (b)	1,418	1,468
Continental Senior Trust
5.00%, 08/26/22 (e)	1,700	1,810
Credicorp Ltd.
2.75%, 06/17/25 (b)	400	405
Credit Suisse Group AG
1.49%, (3M USD LIBOR + 1.24%), 06/12/24 (a) (b)	1,630	1,643
Daimler Finance North America LLC
2.30%, 02/12/21 (b)	1,205	1,212
DBS Group Holdings Ltd
3.60%, (callable at 100 beginning 09/07/21) (e) (f)	2,400	2,406
2.85%, 04/16/22 (e)	300	310
Ena Norte SA
4.95%, 04/25/23 (e)	1,241	1,247
Global Bank Corporation
4.50%, 10/20/21 (e)	700	716
4.50%, 10/20/21 (b)	500	513
Gruposura Finance S.A.
5.70%, 05/18/21 (e)	2,000	2,060
HSBC Holdings PLC
1.27%, (3M USD LIBOR + 1.00%), 05/18/24 (a)	1,580	1,577
Industrial Senior Trust
5.50%, 11/01/22 (e)	700	723
Interoceanica IV Finance Ltd
0.00%, 11/30/25 (e) (g)	380	351
Itau Unibanco Holding S.A.
5.75%, 01/22/21 (e)	1,500	1,514
J.P. Morgan Chase & Co.
3.21%, 04/01/23	1,665	1,729
Macquarie Bank Limited
2.10%, 10/17/22 (b)	1,375	1,416
Malayan Banking Berhad
3.91%, 10/29/26 (a) (e)	3,100	3,162
Marsh & Mclennan Companies, Inc.
1.42%, (3M USD LIBOR + 1.20%), 12/29/21 (a)	1,275	1,275
Mitsubishi UFJ Financial Group Inc
1.10%, (3M USD LIBOR + 0.86%), 07/26/23 (a)	2,785	2,811
Mizuho Financial Group Inc
1.04%, (3M USD LIBOR + 0.79%), 03/05/23 (a)	2,800	2,813
Morgan Stanley
1.19%, (3M USD LIBOR + 0.93%), 07/22/22 (a)	2,795	2,822
Multibank, Inc.
4.38%, 11/09/22 (e)	1,600	1,625
National Securities Clearing Corporation
1.20%, 04/23/23 (b)	685	696
NongHyup Bank
1.25%, 07/20/25 (b)	1,200	1,210
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (b) (h)	1,200	1,199
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (e) (g)	812	763
Petrobras International Finance Co
5.38%, 01/27/21	400	405
PNC Bank, National Association
2.45%, 11/05/20	485	485
2.03%, 12/09/22	425	433
PNC Funding Corp
3.30%, 03/08/22	575	597
Prudential Financial, Inc.
3.50%, 05/15/24	2,520	2,787
Santander UK Group Holdings PLC
2.50%, 01/05/21	1,625	1,633
2.10%, 01/13/23 (h)	1,125	1,162
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (e)	1,000	1,061
Sinochem Overseas Capital Co., Ltd.
4.50%, 11/12/20 (e)	700	701
Sparc EM SPC
0.00%, 12/05/22 (b) (g)	634	614
SPARC Limited
0.00%, 12/05/22 (e) (g)	1,776	1,718
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	1,400	1,419
Sumitomo Mitsui Trust Bank Ltd
0.80%, 09/12/23 (b)	1,410	1,411
Synchrony Financial
3.75%, 08/15/21	1,615	1,647

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Temasek Financial (I) Limited
2.38%, 01/23/23 (e)	250	261
The Bank of Nova Scotia
0.55%, 09/15/23 (h)	2,180	2,178
The Goldman Sachs Group, Inc.
2.35%, 11/15/21	2,240	2,245
The Royal Bank of Scotland Group Public Limited Company
1.78%, (3M USD LIBOR + 1.55%), 06/25/24 (a)	1,355	1,369
The Toronto-Dominion Bank
3.25%, 06/11/21	1,375	1,403
0.57%, (SOFR + 0.48%), 01/27/23 (a) (h)	1,410	1,412
Truist Financial Corporation
2.20%, 03/16/23	1,465	1,521
UBS Group AG
1.01%, 07/30/24 (b) (h)	1,420	1,424
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
7.25%, 09/27/23 (e)	1,100	938
7.00%, 01/15/25 (e)	800	658
United Overseas Bank Limited
3.50%, 09/16/26 (a) (e)	2,200	2,233
2.88%, 03/08/27 (a)	800	814
Volkswagen Group of America, Inc.
4.00%, 11/12/21 (b)	1,565	1,623
Wells Fargo Bank, National Association
2.60%, 01/15/21	1,390	1,399
		113,057
Health Care 1.1%
AbbVie Inc.
2.30%, 11/21/22 (b)	2,045	2,116
Amgen Inc.
2.70%, 05/01/22	75	78
2.65%, 05/11/22	355	367
3.63%, 05/15/22	1,010	1,053
1.90%, 02/21/25	805	841
Anthem, Inc.
2.50%, 11/21/20	2,765	2,773
3.30%, 01/15/23	135	143
AstraZeneca PLC
2.38%, 11/16/20 - 06/12/22	1,615	1,623
3.50%, 08/17/23	410	443
Bristol-Myers Squibb Company
2.60%, 05/16/22	1,315	1,364
Cardinal Health, Inc.
2.62%, 06/15/22	2,725	2,807
Cigna Holding Company
3.40%, 09/17/21	990	1,019
CVS Health Corporation
3.70%, 03/09/23	1,203	1,288
GlaxoSmithKline Capital PLC
3.13%, 05/14/21	195	198
0.53%, 10/01/23	2,455	2,457
Royalty Pharma PLC
0.75%, 09/02/23 (b)	1,300	1,297
Takeda Pharmaceutical Co Ltd
4.00%, 11/26/21	1,440	1,494
Upjohn Inc.
1.13%, 06/22/22 (b)	445	448
		21,809
Energy 1.0%
China National Petroleum Corporation
4.50%, 04/28/21 (e)	500	510
CNOOC Limited
3.00%, 05/09/23	2,000	2,092
Delek & Avner (Tamar Bond) Ltd
4.44%, 12/30/20 (b)	235	235
Energy Transfer LP
4.25%, 03/15/23	880	916
2.90%, 05/15/25	470	472
Exxon Mobil Corporation
1.57%, 04/15/23 (h)	1,315	1,352
Indian Oil Corporation Limited
5.63%, 08/02/21 (e)	700	720
5.75%, 08/01/23 (e)	300	328
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	1,330	1,397
ONGC Videsh Limited
3.75%, 05/07/23 (e)	200	206
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22 (e)	2,650	2,673
PETRONAS Capital Limited
3.13%, 03/18/22 (e)	200	206
Reliance Industries Limited
4.50%, 10/19/20 (e)	750	751
5.40%, 02/14/22 (e)	2,250	2,367
Saudi Arabian Oil Company
2.75%, 04/16/22 (e)	1,200	1,230
Schlumberger Holdings Corporation
3.75%, 05/01/24 (b)	1,285	1,395
Sinopec Group Overseas Development (2016) Limited
2.00%, 09/29/21 (e)	600	606
Sinopec Group Overseas Development (2018) Limited
2.15%, 05/13/25 (b)	1,000	1,035
Valero Energy Corporation
1.20%, 03/15/24	695	692
		19,183
Industrials 0.8%
Adani Ports and Special Economic Zone Limited
3.95%, 01/19/22 (e)	1,250	1,275
3.38%, 07/24/24 (e)	300	305
Carrier Global Corporation
1.92%, 02/15/23 (b)	1,370	1,409
Cintas Corporation No. 2
2.90%, 04/01/22	1,480	1,528
Honeywell International Inc.
0.48%, 08/19/22	695	696
HPHT Finance (19) Limited
2.88%, 11/05/24 (e)	2,300	2,389
LATAM Finance Limited
0.00%, 04/11/24 (e) (i) (j)	1,050	382
Northrop Grumman Corporation
2.08%, 10/15/20	1,505	1,506
3.25%, 08/01/23	1,140	1,230
Penske Truck Leasing Co., L.P.
2.70%, 11/01/24 (b)	1,630	1,729
PSA Treasury Pte. Ltd.
2.50%, 04/12/26 (e)	200	214
Republic Services, Inc.
2.50%, 08/15/24	1,315	1,400
Union Pacific Corporation
3.20%, 06/08/21	1,600	1,629
		15,692
Materials 0.8%
Andina Acquisition Corporation
8.20%, 01/31/22 (e)	900	933
CEMEX S.A.B. de C.V.
7.75%, 04/16/26 (e)	400	420
CNAC (HK) Finbridge Company Limited
3.50%, 07/19/22 (e)	2,700	2,770
Corporacion Nacional del Cobre de Chile
3.88%, 11/03/21 (e)	200	205
3.00%, 07/17/22 (e)	400	412
DuPont de Nemours, Inc.
3.77%, 11/15/20	925	929
4.49%, 11/15/25	405	466
Inversiones CMPC S.A.
4.50%, 04/25/22 (e)	1,000	1,038
LG Chem, Ltd.
3.25%, 10/15/24 (e)	1,400	1,505
MEGlobal Canada ULC
5.00%, 05/18/25 (b)	1,800	1,938
POSCO
2.38%, 11/12/22 - 01/17/23 (e)	2,000	2,049
2.75%, 07/15/24 (e)	400	419
UPL Corporation Limited
3.25%, 10/13/21 (e)	1,400	1,412

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Vedanta Resources Limited
7.13%, 05/31/23 (e)	500	383
		14,879
Communication Services 0.7%
AT&T Inc.
4.45%, 04/01/24	1,260	1,407
Axiata SPV2 Berhad
3.47%, 11/19/20 (e)	3,300	3,308
Baidu, Inc.
3.50%, 11/28/22	700	735
3.88%, 09/29/23	1,200	1,290
Digicel Group Limited
7.00%, (callable at 125 beginning 06/01/21) (b) (f) (h) (k)	52	6
8.00%, 04/01/25 (b) (k)	148	52
Omnicom Group Inc.
3.63%, 05/01/22	975	1,021
Singtel Group Treasury Pte. Ltd.
3.25%, 06/30/25 (e)	654	720
2.38%, 10/03/26 (e)	500	537
Telefonica Chile S.A.
3.88%, 10/12/22 (e)	1,800	1,890
Tencent Holdings Limited
3.28%, 04/11/24 (e)	200	213
1.81%, 01/26/26 (b)	1,000	1,019
Verizon Communications Inc.
1.38%, (3M USD LIBOR + 1.10%), 05/15/25 (a)	1,485	1,516
		13,714
Utilities 0.6%
AES Gener S.A.
5.00%, 07/14/25 (e)	200	209
7.13%, 03/26/79 (e)	400	411
DTE Energy Company
2.25%, 11/01/22	160	165
2.53%, 10/01/24 (c)	695	737
1.05%, 06/01/25	535	536
Duke Energy Corporation
0.90%, 09/15/25	1,005	1,004
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (e)	400	406
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (e)	626	618
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (e)	800	653
ENN energy Holdings Limited
3.25%, 07/24/22 (e)	200	205
Entergy Corporation
0.90%, 09/15/25	1,405	1,400
Eversource Energy
0.80%, 08/15/25	220	219
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (b)	1,200	1,241
Korea Electric Power Corp
1.13%, 06/15/25 (b)	1,000	1,006
PSEG Power LLC
3.85%, 06/01/23	1,310	1,406
PT Indonesia Power
5.50%, 11/22/21 (e)	500	523
The Israel Electric Corporation Ltd.
6.88%, 06/21/23 (e)	300	343
		11,082
Consumer Discretionary 0.5%
Alibaba Group Holding Limited
2.80%, 06/06/23	1,300	1,368
Dollar Tree, Inc.
3.70%, 05/15/23	305	327
4.00%, 05/15/25	955	1,076
eBay Inc.
2.75%, 01/30/23	1,405	1,472
Hyundai Capital America
2.85%, 11/01/22 (b)	1,365	1,413
JD.com, Inc.
3.13%, 04/29/21	1,875	1,895
McDonald's Corporation
2.63%, 01/15/22	1,435	1,475
		9,026
Consumer Staples 0.4%
General Mills, Inc.
3.15%, 12/15/21	1,385	1,421
Grupo Bimbo S.A.B. de C.V.
4.50%, 01/25/22 (e)	900	939
Mondelez International, Inc.
0.63%, 07/01/22	390	391
3.63%, 05/07/23	2,011	2,161
PepsiCo, Inc.
0.75%, 05/01/23	1,500	1,515
Target Corporation
2.90%, 01/15/22	1,420	1,468
		7,895
Information Technology 0.2%
Broadcom Inc.
2.25%, 11/15/23	1,030	1,070
Microchip Technology Incorporated
3.92%, 06/01/21	1,455	1,484
Oracle Corporation
2.50%, 04/01/25	895	958
Paypal Holdings, Inc.
2.20%, 09/26/22	1,305	1,348
1.35%, 06/01/23	145	148
		5,008
Real Estate 0.2%
Crown Castle International Corp.
1.35%, 07/15/25	450	455
Equinix, Inc.
1.25%, 07/15/25	1,445	1,457
Simon Property Group, L.P.
2.00%, 09/13/24	1,625	1,675
Welltower Inc.
3.63%, 03/15/24	1,295	1,401
		4,988
Total Corporate Bonds And Notes (cost $233,496)		236,333
SENIOR FLOATING RATE INSTRUMENTS 4.2%
Information Technology 0.8%
Access CIG, LLC
2018 1st Lien Term Loan, 3.91%, (3M USD LIBOR + 3.75%), 02/14/25 (a)	416	406
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6M USD LIBOR + 3.50%), 04/26/24 (a)	186	173
USD 1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 04/26/24 (a)	73	67
USD 2nd Lien Term Loan , 8.25%, (6M USD LIBOR + 7.25%), 04/27/25 (a)	85	80
Applied Systems, Inc.
2017 1st Lien Term Loan, 0.00%, (3M USD LIBOR + 3.25%), 09/06/24 (a) (l)	475	472
Ascend Learning, LLC
2017 Term Loan B, 0.00%, (3M USD LIBOR + 3.00%), 07/29/24 (a) (l)	490	483
Avaya, Inc.
2018 Term Loan B, 4.40%, (3M USD LIBOR + 4.25%), 12/14/24 (a)	140	139
Term Loan, 0.00%, (3M USD LIBOR + 4.25%), 12/15/27 (a) (l)	174	170
Banff Merger Sub Inc
2018 USD Term Loan B, 0.00%, (3M USD LIBOR + 4.25%), 06/30/25 (a) (l)	335	324
Blackhawk Network Holdings, Inc.
2018 1st Lien Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 05/31/25 (a)	410	385
Bright Bidco B.V.
2018 Term Loan B, 4.50%, (6M USD LIBOR + 3.50%), 06/28/24 (a)	273	131
By Crown Parent, LLC
Term Loan B1, 4.00%, (1M USD LIBOR + 3.00%), 01/30/26 (a)	219	216

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Castle US Holding Corporation
USD Term Loan B, 3.97%, (3M USD LIBOR + 3.75%), 02/28/27 (a)	509	488
Colorado Buyer Inc
Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 03/15/24 (a)	318	272
Cornerstone OnDemand, Inc.
Term Loan B, 4.41%, (1M USD LIBOR + 4.25%), 04/22/27 (a)	320	319
Cvent, Inc.
1st Lien Term Loan, 3.90%, (1M USD LIBOR + 3.75%), 11/30/24 (a)	450	405
DCert Buyer, Inc.
2019 Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 07/31/26 (a)	239	235
Dynatrace LLC
2018 1st Lien Term Loan, 2.40%, (1M USD LIBOR + 2.25%), 08/08/25 (a)	124	122
ECI Macola Max Holdings LLC
Term Loan, 0.00%, (3M USD LIBOR + 3.75%), 12/31/23 (a) (l)	105	104
Emerald TopCo Inc
Term Loan, 3.76%, (3M USD LIBOR + 3.50%), 07/16/26 (a)	219	210
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 3.72%, (3M USD LIBOR + 3.50%), 07/24/24 (a)	374	319
Flexera Software LLC
2018 1st Lien Term Loan, 4.25%, (3M USD LIBOR + 3.25%), 01/24/25 (a)	347	344
Go Daddy Operating Company, LLC
2020 Term Loan B3, 2.65%, (1M USD LIBOR + 2.50%), 08/07/27 (a)	279	275
Hyland Software, Inc.
2018 1st Lien Term Loan, 0.00%, (3M USD LIBOR + 3.25%), 07/01/24 (a) (l)	170	169
2018 1st Lien Term Loan, 4.00%, (1M USD LIBOR + 3.25%), 07/01/24 (a)	490	488
2017 2nd Lien Term Loan, 7.75%, (1M USD LIBOR + 7.00%), 05/24/25 (a)	139	138
Informatica LLC,
2020 USD Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 02/19/27 (a)	164	160
IRI Holdings, Inc.
2018 1st Lien Term Loan, 4.40%, (1M USD LIBOR + 4.25%), 11/06/25 (a)	507	500
KBR, Inc.
2020 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 02/03/27 (a)	236	233
LogMeIn, Inc.
Term Loan B, 4.91%, (3M USD LIBOR + 4.75%), 08/31/27 (a)	175	169
Mitchell International, Inc.
2017 1st Lien Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 11/21/24 (a)	397	379
2017 2nd Lien Term Loan, 7.40%, (1M USD LIBOR + 7.25%), 12/01/25 (a)	90	85
MLN US HoldCo LLC
2018 1st Lien Term Loan, 4.66%, (3M USD LIBOR + 4.50%), 07/13/25 (a)	193	164
NCR Corporation
2019 Term Loan, 2.65%, (1M USD LIBOR + 2.50%), 04/12/25 (a)	129	125
Playtika Holding Corp
Term Loan B, 0.00%, (3M USD LIBOR + 6.00%), 12/03/24 (a) (l)	165	165
Presidio, Inc.
2020 Term Loan B, 3.77%, (3M USD LIBOR + 3.50%), 12/19/26 (a)	75	74
Project Alpha Intermediate Holding, Inc.
2017 Term Loan B, 4.50%, (3M USD LIBOR + 3.50%), 04/26/24 (a)	492	483
Radiate Holdco, LLC
1st Lien Term Loan, 3.75%, (1M USD LIBOR + 3.00%), 12/09/23 (a)	302	297
Redstone Buyer LLC
Term Loan, 6.00%, (3M USD LIBOR + 5.00%), 07/01/27 (a)	180	179
Refinitiv US Holdings Inc.
2018 USD Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 09/12/25 (a)	767	758
Renaissance Holding Corp.
2018 1st Lien Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 05/21/25 (a)	478	460
Sabre GLBL Inc.
2018 Term Loan B, 2.15%, (1M USD LIBOR + 2.00%), 02/22/24 (a)	175	162
Science Applications International Corporation
2020 Incremental Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 03/05/27 (a)	102	101
Severin Acquisition, LLC
2018 Term Loan B, 3.41%, (1M USD LIBOR + 3.25%), 06/15/25 (a)	438	425
Solera, LLC
USD Term Loan B, 2.94%, (3M USD LIBOR + 2.75%), 03/03/23 (a)	478	467
Sophia, L.P.
2017 Term Loan B, 4.25%, (1M USD LIBOR + 3.25%), 09/30/22 (a)	393	391
Term Loan, 0.00%, (3M USD LIBOR + 3.75%), 10/06/27 (a) (l)	490	486
SS&C Technologies Inc.
2018 Term Loan B5, 1.90%, (1M USD LIBOR + 1.75%), 04/16/25 (a)	434	420
Surf Holdings, LLC
USD Term Loan, 3.75%, (3M USD LIBOR + 3.50%), 01/15/27 (a)	439	428
Tibco Software Inc.
2020 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 07/03/26 (a)	474	461
2020 2nd Lien Term Loan, 7.40%, (1M USD LIBOR + 7.25%), 02/14/28 (a)	40	39
Ultimate Software Group Inc(The)
Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 04/08/26 (a)	257	254
2020 Incremental Term Loan B, 4.75%, (3M USD LIBOR + 4.00%), 05/03/26 (a)	360	359
2020 2nd Lien Incremental Term Loan, 7.50%, (3M USD LIBOR + 6.75%), 05/03/27 (a)	40	41
VS Buyer, LLC
Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 02/19/27 (a)	488	479
Web.com Group, Inc.
2018 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 09/17/25 (a)	218	210
		15,888
Consumer Discretionary 0.7%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 1.90%, (1M USD LIBOR + 1.75%), 11/14/26 (a)	767	734
Allied Universal Holdco LLC
2019 Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 06/18/26 (a)	482	476
Alterra Mountain Company
Term Loan B1, 2.90%, (1M USD LIBOR + 2.75%), 06/28/24 (a)	477	459
American Tire Distributors Holdings, Inc.
2015 Term Loan, 8.50%, (3M USD LIBOR + 7.50%), 10/01/21 (a)	25	21
2015 Term Loan, 8.50%, (1M USD LIBOR + 7.50%), 10/01/21 (a)	203	172
Aramark Services, Inc.
2018 Term Loan B3, 1.90%, (1M USD LIBOR + 1.75%), 03/01/25 (a)	440	420
2019 Term Loan B4, 1.90%, (1M USD LIBOR + 1.75%), 12/04/26 (a)	184	176
Bass Pro Group, LLC
Term Loan B, 5.75%, (3M USD LIBOR + 5.00%), 11/15/23 (a)	331	328
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 0.00%, (3M USD LIBOR + 2.00%), 02/03/24 (a) (l)	205	201
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 12/23/24 (a)	159	149

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
2020 Term Loan B1, 4.65%, (1M USD LIBOR + 4.50%), 06/19/25 (a)	130	126
2020 Term Loan B1, 4.77%, (3M USD LIBOR + 4.50%), 06/19/25 (a)	65	63
Carnival Corporation
USD Term Loan B, 8.50%, (1M USD LIBOR + 7.50%), 06/29/25 (a)	125	126
ClubCorp Holdings, Inc.
2017 Term Loan B, 2.97%, (3M USD LIBOR + 2.75%), 08/16/24 (a)	239	203
Comet Acquisition, Inc.
Term Loan, 3.47%, (3M USD LIBOR + 3.25%), 10/23/25 (a)	103	101
Conservice Midco, LLC
2020 Term Loan B, 4.47%, (3M USD LIBOR + 4.25%), 05/07/27 (a)	195	193
Dealer Tire, LLC
2020 Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 12/19/25 (a)	50	49
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1M USD LIBOR + 2.50%), 02/01/24 (a)	190	184
Delta Air Lines, Inc.
Term Loan B, 0.00%, (3M USD LIBOR + 3.75%), 09/16/27 (a) (l)	175	176
Dhanani Group Inc.
2018 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 06/22/25 (a)	217	210
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 4.00%, (3M USD LIBOR + 3.00%), 03/08/24 (a)	203	155
FrontDoor Inc
2018 Term Loan B, 2.69%, (3M USD LIBOR + 2.50%), 08/16/25 (a)	173	171
Getty Images, Inc.
2019 USD Term Loan B, 4.69%, (1M USD LIBOR + 4.50%), 02/13/26 (a)	302	281
GOBP Holdings, Inc.
2020 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 10/22/25 (a)	507	498
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3M USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (a)	506	450
Hayward Industries, Inc.
1st Lien Term Loan, 3.65%, (1M USD LIBOR + 3.50%), 08/04/24 (a)	120	116
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 1.90%, (1M USD LIBOR + 1.75%), 10/25/23 (a)	400	386
IAA, Inc.
Term Loan B, 2.44%, (1M USD LIBOR + 2.25%), 05/22/26 (a)	126	124
IRB Holding Corp
2020 Term Loan B, 3.75%, (6M USD LIBOR + 2.75%), 02/05/25 (a)	504	480
2020 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 02/05/25 (a)	1	1
KAR Auction Services, Inc.
2019 Term Loan B6, 2.44%, (3M USD LIBOR + 2.25%), 09/13/26 (a)	149	143
Kestrel Bidco Inc.
Term Loan B, 4.00%, (6M USD LIBOR + 3.00%), 07/31/26 (a)	342	296
Life Time Fitness Inc
2017 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 06/22/22 (a)	452	410
Mavis Tire Express Services Corp.
2018 1st Lien Term Loan, 3.47%, (3M USD LIBOR + 3.25%), 03/15/25 (a)	307	290
Milano Acquisition Corp
Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 08/17/27 (a) (l)	410	405
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3M USD LIBOR + 5.25%), 12/31/23 (a)	210	213
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 0.00%, (3M USD LIBOR + 3.25%), 05/08/26 (a) (l)	15	14
2019 Term Loan B, 4.38%, (6M USD LIBOR + 3.25%), 05/08/26 (a)	410	387
Motion Finco Sarl
USD Term Loan B1, 3.47%, (3M USD LIBOR + 3.25%), 10/11/26 (a)	114	98
Delayed Draw Term Loan B2, 3.47%, (3M USD LIBOR + 3.25%), 10/31/26 (a)	15	13
Panther BF Aggregator 2 LP
USD Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 03/13/26 (a)	414	402
PCI Gaming Authority
Term Loan, 2.65%, (1M USD LIBOR + 2.50%), 05/15/26 (a)	145	141
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 3.00%, (1M USD LIBOR + 2.25%), 08/15/25 (a)	123	119
PetSmart, Inc.
Consenting Term Loan, 5.00%, (3M USD LIBOR + 3.50%), 03/11/22 (a)	382	380
Scientific Games International, Inc.
2018 Term Loan B5, 2.90%, (1M USD LIBOR + 2.75%), 08/14/24 (a)	68	63
2018 Term Loan B5, 3.61%, (6M USD LIBOR + 2.75%), 08/14/24 (a)	276	259
SIWF Holdings Inc.
1st Lien Term Loan, 4.47%, (3M USD LIBOR + 4.25%), 05/25/25 (a)	343	329
Six Flags Theme Parks, Inc.
2019 Term Loan B, 1.90%, (1M USD LIBOR + 1.75%), 04/09/26 (a)	263	245
SMG US Midco 2, Inc.
2020 Term Loan, 2.65%, (1M USD LIBOR + 2.50%), 01/23/25 (a)	116	101
2020 Term Loan, 2.76%, (3M USD LIBOR + 2.50%), 01/23/25 (a)	282	245
Staples, Inc.
7 Year Term Loan, 5.25%, (3M USD LIBOR + 5.00%), 04/05/26 (a)	176	164
STG-Fairway Holdings, LLC
Term Loan B, 3.47%, (3M USD LIBOR + 3.25%), 01/22/27 (a)	90	88
Tamko Building Products, LLC
Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 05/15/26 (a)	183	179
Travel Leaders Group, LLC
2018 Term Loan B, 4.15%, (3M USD LIBOR + 4.00%), 01/25/24 (a)	231	169
Wand NewCo 3, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 02/05/26 (a)	100	96
2020 Term Loan, 4.07%, (3M USD LIBOR + 3.00%), 02/05/26 (a)	251	242
Whatabrands LLC
2020 Term Loan B, 2.91%, (1M USD LIBOR + 2.75%), 08/02/26 (a)	328	320
		13,040
Health Care 0.6%
Acadia Healthcare Company, Inc.
2018 Term Loan B4, 2.65%, (1M USD LIBOR + 2.50%), 02/16/23 (a)	203	201
Agiliti Health, Inc.
Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 10/10/25 (a)	1	1
Term Loan, 3.19%, (1M USD LIBOR + 3.00%), 10/18/25 (a)	261	253
Air Methods Corporation
2017 Term Loan B, 4.50%, (3M USD LIBOR + 3.50%), 04/12/24 (a)	319	278
Aldevron, L.L.C.
2019 Term Loan B, 5.25%, (1M USD LIBOR + 4.25%), 09/20/26 (a)	323	323
Athenahealth, Inc.
2019 Term Loan B, 4.63%, (1M USD LIBOR + 4.50%), 01/25/26 (a)	1	1
2019 Term Loan B, 4.75%, (3M USD LIBOR + 4.50%), 01/25/26 (a)	219	215

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 3.90%, (1M USD LIBOR + 3.75%), 07/23/25 (a)	217	200
Bausch Health Companies Inc.
2018 Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 05/19/25 (a)	107	105
Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 11/26/25 (a)	336	328
Catalent Pharma Solutions Inc.
Term Loan B2, 3.25%, (1M USD LIBOR + 2.25%), 05/10/26 (a)	253	252
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3M USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	459	449
CHG Healthcare Services Inc.
2017 1st Lien Term Loan B, 4.00%, (6M USD LIBOR + 3.00%), 06/07/23 (a)	469	461
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 4.75%, (1M USD LIBOR + 3.75%), 05/09/25 (a)	363	342
Elanco Animal Health Incorporated
Term Loan B, 1.91%, (1M USD LIBOR + 1.75%), 02/04/27 (a)	205	199
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.90%, (3M USD LIBOR + 3.75%), 09/27/25 (a)	411	296
Gentiva Health Services, Inc.
2020 Term Loan, 3.44%, (1M USD LIBOR + 3.25%), 07/02/25 (a)	478	467
HC Group Holdings II, Inc.
Term Loan B, 4.65%, (1M USD LIBOR + 4.50%), 05/22/26 (a)	521	515
IQVIA Inc.
2017 USD Term Loan B2, 1.90%, (1M USD LIBOR + 1.75%), 01/17/25 (a)	501	494
Jaguar Holding Company II
2018 Term Loan , 3.50%, (1M USD LIBOR + 2.50%), 08/18/22 (a)	620	617
Kindred Healthcare LLC
2018 1st Lien Term Loan, 5.19%, (1M USD LIBOR + 5.00%), 06/21/25 (a)	310	304
MED ParentCo LP
1st Lien Delayed Draw Term Loan, 4.40%, (1M USD LIBOR + 4.25%), 08/01/26 (a)	25	24
1st Lien Term Loan, 4.40%, (1M USD LIBOR + 4.25%), 08/01/26 (a)	143	135
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 06/07/23 (a)	351	345
Packaging Coordinators Midco, Inc.
Term Loan, 0.00%, (3M USD LIBOR + 3.75%), 10/01/27 (a) (l)	125	124
Parexel International Corporation
Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 08/06/24 (a)	503	482
Pathway Vet Alliance LLC
2020 Term Loan, 4.15%, (1M USD LIBOR + 4.00%), 03/31/27 (a)	368	362
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 0.00%, (3M USD LIBOR + 4.25%), 06/28/25 (a) (l)	160	153
Radiology Partners Inc
2018 1st Lien Term Loan B, 5.29%, (1Y USD LIBOR+ 4.25%), 06/28/25 (a)	161	154
2018 1st Lien Term Loan B, 5.99%, (3M USD LIBOR + 4.25%), 06/28/25 (a)	187	179
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 11/09/25 (a)	394	382
Select Medical Corporation
2017 Term Loan B, 2.78%, (6M USD LIBOR + 2.50%), 03/06/25 (a)	508	493
Sotera Health Holdings, LLC
2019 Term Loan, 5.50%, (3M USD LIBOR + 4.50%), 11/19/26 (a)	468	465
Sound Inpatient Physicians
2018 1st Lien Term Loan, 2.90%, (3M USD LIBOR + 2.75%), 06/19/25 (a)	518	507
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1M USD LIBOR + 2.75%), 01/12/24 (a)	213	178
Upstream Newco, Inc.
2019 Term Loan, 4.65%, (1M USD LIBOR + 4.50%), 10/21/26 (a)	169	159
Wink Holdco, Inc
1st Lien Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 11/02/24 (a)	452	451
Zelis Healthcare Corporation
Term Loan B, 0.00%, (3M USD LIBOR + 4.75%), 09/26/26 (a) (l)	120	119
Term Loan B, 4.90%, (1M USD LIBOR + 4.75%), 09/26/26 (a)	124	123
		11,136
Communication Services 0.6%
Altice France S.A.
2018 Term Loan B13, 4.15%, (1M USD LIBOR + 4.00%), 07/13/26 (a)	495	480
Cablevision Lightpath LLC
Term Loan B, 0.00%, (3M USD LIBOR + 3.25%), 09/15/27 (a) (l)	160	159
Cengage Learning, Inc.
2016 Term Loan B, 5.25%, (3M USD LIBOR + 4.25%), 06/07/23 (a)	330	275
CenturyLink, Inc.
2020 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 03/15/27 (a)	472	453
Cincinnati Bell, Inc.
2017 Term Loan, 4.25%, (1M USD LIBOR + 3.25%), 10/02/24 (a)	192	192
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 3.76%, (3M USD LIBOR + 3.50%), 08/08/26 (a)	79	72
Connect Finco Sarl
Term Loan B, 4.65%, (1M USD LIBOR + 4.50%), 09/23/26 (a)	125	120
Consolidated Communications, Inc.
2016 Term Loan B, 0.00%, (3M USD LIBOR + 4.75%), 09/15/27 (a) (l)	75	74
CSC Holdings, LLC
2017 Term Loan B1, 2.40%, (1M USD LIBOR + 2.25%), 07/15/25 (a)	267	258
2018 Incremental Term Loan, 2.40%, (1M USD LIBOR + 2.25%), 01/31/26 (a)	128	124
2019 Term Loan B5, 2.65%, (1M USD LIBOR + 2.50%), 04/15/27 (a)	352	341
Diamond Sports Group, LLC
Term Loan, 0.00%, (3M USD LIBOR + 3.25%), 07/16/26 (a) (l)	110	85
Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 08/24/26 (a)	84	65
Digicel International Finance Limited
2017 Term Loan B, 3.80%, (3M USD LIBOR + 3.25%), 05/27/24 (a)	58	51
E.W. Scripps Company (The)
2019 Term Loan B2, 2.65%, (1M USD LIBOR + 2.50%), 05/01/26 (a)	497	484
GoodRx, Inc.
1st Lien Term Loan, 2.90%, (1M USD LIBOR + 2.75%), 10/10/25 (a)	491	481
Gray Television, Inc.
2018 Term Loan C, 2.66%, (1M USD LIBOR + 2.50%), 10/30/25 (a)	651	639
Greeneden U.S. Holdings II, LLC
2018 USD Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 12/01/23 (a)	470	468
GTT Communications, Inc.
2018 USD Term Loan B, 2.97%, (3M USD LIBOR + 2.75%), 04/27/25 (a)	248	212
iHeartCommunications, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 05/01/26 (a)	208	197
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 3.60%, (3M USD LIBOR + 5.50%), 07/28/21 (a)	20	20
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	266	267

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Level 3 Financing Inc.
2019 Term Loan B, 1.90%, (1M USD LIBOR + 1.75%), 03/01/27 (a)	663	642
NASCAR Holdings Inc.
Term Loan B, 2.89%, (1M USD LIBOR + 2.75%), 07/26/26 (a)	184	179
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.91%, (1M USD LIBOR + 2.75%), 07/15/26 (a)	490	479
PUG LLC
USD Term Loan, 3.65%, (3M USD LIBOR + 3.50%), 01/31/27 (a)	129	114
Radiate Holdco, LLC
1st Lien Term Loan B, 0.00%, (3M USD LIBOR + 3.50%), 09/10/26 (a) (l)	435	427
Rentpath, Inc.
2017 Term Loan, 0.00%, 12/17/21 (i) (j)	448	316
2020 DIP Term Loan, 8.00%, (1M USD LIBOR + 7.00%), 12/31/48 (a) (m)	78	72
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3M USD LIBOR + 4.50%), 06/20/24 (a)	392	323
Sinclair Television Group Inc.
Term Loan B2B, 2.65%, (1M USD LIBOR + 2.50%), 07/18/26 (a)	648	631
Telesat Canada
Term Loan B5, 2.90%, (1M USD LIBOR + 2.75%), 11/22/26 (a)	233	225
Terrier Media Buyer, Inc.
Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 10/04/26 (a)	139	135
T-Mobile USA, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 04/01/27 (a)	279	279
Uber Technologies, Inc.
2018 Term Loan, 5.00%, (1M USD LIBOR + 4.00%), 04/04/25 (a)	219	217
Univision Communications Inc.
2020 Replacement Term Loan, 4.75%, (1M USD LIBOR + 3.75%), 03/15/26 (a)	115	112
Virgin Media Bristol LLC
USD Term Loan N, 0.00%, (3M USD LIBOR + 3.25%), 12/31/23 (a) (l)	175	172
USD Term Loan N, 2.65%, (1M USD LIBOR + 2.50%), 10/03/27 (a)	695	674
Zayo Group Holdings, Inc.
USD Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 02/20/27 (a)	478	463
Ziggo Financing Partnership
USD Term Loan I, 2.65%, (1M USD LIBOR + 2.50%), 04/17/28 (a)	60	58
		11,035
Industrials 0.5%
Achilles Acquisition LLC
2018 Term Loan, 4.19%, (1M USD LIBOR + 4.00%), 10/13/25 (a)	251	246
Advanced Drainage Systems, Inc.
Term Loan B, 2.44%, (3M USD LIBOR + 2.25%), 09/18/26 (a)	109	109
Amentum Government Services Holdings LLC
Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 01/24/27 (a)	84	83
American Airlines, Inc.
2017 1st Lien Term Loan, 1.90%, (1M USD LIBOR + 1.75%), 10/10/21 (a)	90	65
2017 Incremental Term Loan, 2.15%, (1M USD LIBOR + 2.00%), 12/14/23 (a)	85	69
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3M USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	265	246
Term Loan, 5.25%, (3M USD LIBOR + 4.25%), 06/16/24 (a)	72	67
Camelot U.S. Acquisition 1 Co.
Term Loan B, 0.00%, (3M USD LIBOR + 3.00%), 10/31/26 (a) (l)	105	104
Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 10/31/26 (a)	462	452
Compass Power Generation LLC
2018 Term Loan B, 4.50%, (1M USD LIBOR + 3.50%), 12/20/24 (a)	358	351
Dun & Bradstreet Corporation (The)
Term Loan, 3.89%, (1M USD LIBOR + 3.75%), 02/06/26 (a)	482	476
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.72%, (3M USD LIBOR + 3.50%), 04/06/26 (a)	83	73
2020 Term Loan B1, 3.72%, (3M USD LIBOR + 3.50%), 04/06/26 (a)	155	136
EAB Global, Inc.
1st Lien Term Loan, 4.75%, (3M USD LIBOR + 3.75%), 08/15/22 (a)	401	381
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 11/16/24 (a)	444	438
Filtration Group Corporation
2018 1st Lien Term Loan, 3.15%, (3M USD LIBOR + 3.00%), 03/27/25 (a)	463	453
Garda World Security Corporation
2019 1st Lien Term Loan B, 4.90%, (1M USD LIBOR + 4.75%), 10/17/26 (a)	410	407
Gates Global LLC
2017 USD Repriced Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 04/01/24 (a)	134	132
GFL Environmental Inc.
2018 USD Term Loan B, 4.00%, (3M USD LIBOR + 3.00%), 05/11/25 (a)	31	31
2018 USD Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 05/11/25 (a)	174	173
Graham Packaging Company Inc.
Term Loan, 4.50%, (1M USD LIBOR + 3.75%), 07/28/27 (a)	270	268
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 1.90%, (3M USD LIBOR + 1.75%), 02/05/27 (a)	150	144
Lineage Logistics Holdings, LLC
2018 Term Loan, 4.00%, (1M USD LIBOR + 3.00%), 02/27/25 (a)	467	460
Minotaur Acquisition, Inc.
Term Loan B, 5.15%, (1M USD LIBOR + 5.00%), 02/27/26 (a)	494	470
NCI Building Systems, Inc.
2018 Term Loan , 3.90%, (1M USD LIBOR + 3.75%), 04/12/25 (a)	194	190
PODS, LLC
2018 1st Lien Term Loan, 3.75%, (1M USD LIBOR + 2.75%), 11/21/24 (a)	317	310
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.25%, (3M USD LIBOR + 3.25%), 12/31/22 (a)	96	96
2019 Term Loan B1, 4.25%, (1Y USD LIBOR+ 3.25%), 12/31/22 (a)	96	95
2019 Term Loan B1, 4.25%, (1M USD LIBOR + 3.25%), 12/31/22 (a)	104	103
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.90%, (1M USD LIBOR + 2.75%), 02/05/23 (a)	53	52
USD 2017 Term Loan, 2.91%, (3M USD LIBOR + 2.75%), 02/05/23 (a)	319	315
Southern Graphics, Inc.
2018 Term Loan B, 3.41%, (1M USD LIBOR + 3.25%), 12/31/22 (a)	180	107
Syncreon Group B.V.
2019 First Out Term Loan, 6.00%, (3M USD LIBOR + 5.00%), 10/01/24 (a)	87	83
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1M USD LIBOR + 3.25%), 11/02/26 (a)	416	403
Titan Acquisition Limited
2018 Term Loan B, 3.36%, (3M USD LIBOR + 3.00%), 03/16/25 (a)	390	368
TransDigm, Inc.
2020 Term Loan F, 2.40%, (1M USD LIBOR + 2.25%), 06/09/23 (a)	601	568

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
USIC Holdings, Inc.
2017 Term Loan B, 4.25%, (1M USD LIBOR + 3.25%), 12/09/23 (a)	214	211
		8,735
Financials 0.4%
Acrisure, LLC
2020 Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 01/30/27 (a)	457	440
Alera Group Holdings, Inc.
2018 Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 07/26/25 (a) (l)	85	84
2018 Term Loan B, 4.27%, (3M USD LIBOR + 4.00%), 07/26/25 (a)	411	404
AlixPartners, LLP
2017 Term Loan B, 2.64%, (1M USD LIBOR + 2.50%), 03/28/24 (a)	466	454
Alliant Holdings Intermediate, LLC
Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 05/10/25 (a)	456	447
AssuredPartners, Inc.
2020 Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 02/13/27 (a)	483	468
Asurion LLC
2018 Term Loan B6, 3.15%, (1M USD LIBOR + 3.00%), 11/03/23 (a)	453	445
2017 2nd Lien Term Loan, 6.65%, (1M USD LIBOR + 6.50%), 08/04/25 (a)	104	104
Blackstone CQP Holdco LP
Term Loan B, 3.73%, (3M USD LIBOR + 3.50%), 05/29/24 (a)	439	429
Capri Finance LLC
USD 2017 1st Lien Term Loan, 3.26%, (3M USD LIBOR + 3.00%), 10/04/24 (a)	443	442
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (1M USD LIBOR + 3.75%), 03/05/27 (a)	354	352
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 3.14%, (1M USD LIBOR + 3.00%), 06/26/25 (a)	487	470
Gulf Finance, LLC
Term Loan B, 6.25%, (1M USD LIBOR + 5.25%), 08/25/23 (a)	186	130
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 0.00%, (1M USD LIBOR + 4.00%), 11/21/24 (a) (l)	35	34
USD Incremental Term Loan B, 5.00%, (3M USD LIBOR + 4.00%), 11/21/24 (a)	296	290
Lions Gate Capital Holdings LLC
2018 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 03/20/25 (a)	111	107
Ryan Specialty Group, LLC
Term Loan, 4.00%, (1M USD LIBOR + 3.25%), 07/23/27 (a)	85	84
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 11/06/25 (a)	300	289
TKC Holdings, Inc.
2017 1st Lien Term Loan, 4.75%, (6M USD LIBOR + 3.75%), 02/08/23 (a)	417	390
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 0.00%, (3M USD LIBOR + 7.00%), 02/28/25 (a) (l)	24	23
2020 Super Priority Term Loan, 8.00%, (3M USD LIBOR + 7.00%), 02/28/25 (a)	51	49
2019 Term Loan, 6.07%, (3M USD LIBOR + 5.00%), 03/18/26 (a)	82	62
UFC Holdings, LLC
2019 Term Loan, 4.25%, (6M USD LIBOR + 3.25%), 04/25/26 (a)	473	464
UGI Energy Services, LLC
Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 08/01/26 (a)	202	201
Victory Capital Holdings, Inc.
2020 Term Loan B1, 2.80%, (3M USD LIBOR + 2.50%), 07/01/26 (a)	169	167
		6,829
Materials 0.2%
Asplundh Tree Expert, LLC
Term Loan B, 2.65%, (3M USD LIBOR + 2.50%), 08/19/27 (a)	240	240
Avantor Funding, Inc.
USD Term Loan B3, 3.25%, (1M USD LIBOR + 2.25%), 09/22/24 (a)	168	166
Berry Global, Inc.
Term Loan W, 2.16%, (1M USD LIBOR + 2.00%), 10/01/22 (a)	57	56
Charter NEX US, Inc.
Incremental Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 05/16/24 (a)	259	252
Cyanco Intermediate Corporation
2018 Term Loan B, 3.64%, (1M USD LIBOR + 3.50%), 03/07/25 (a)	124	122
Diamond (BC) B.V.
USD Term Loan , 3.16%, (1M USD LIBOR + 3.00%), 07/24/24 (a)	1	1
Flex Acquisition Company, Inc.
1st Lien Term Loan, 4.00%, (3M USD LIBOR + 3.00%), 12/15/23 (a)	240	234
2018 Incremental Term Loan, 3.55%, (3M USD LIBOR + 3.25%), 06/20/25 (a)	205	199
Forterra Finance, LLC
2017 Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 10/25/23 (a)	112	111
GrafTech Finance, Inc.
2018 Term Loan B, 4.50%, (1M USD LIBOR + 3.50%), 02/01/25 (a)	358	353
Hexion Inc.
USD Exit Term Loan, 3.80%, (3M USD LIBOR + 3.50%), 06/27/26 (a)	183	180
Illuminate Buyer, LLC
Term Loan, 4.15%, (3M USD LIBOR + 4.00%), 06/16/27 (a)	290	287
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 5.25%, (3M USD LIBOR + 4.25%), 06/30/22 (a)	146	142
Messer Industries GmbH
2018 USD Term Loan, 2.72%, (3M USD LIBOR + 2.50%), 10/10/25 (a)	291	284
Phoenix Services International, LLC
Term Loan, 4.75%, (3M USD LIBOR + 3.75%), 01/29/25 (a)	129	124
Pregis TopCo Corporation
1st Lien Term Loan, 3.90%, (1M USD LIBOR + 3.75%), 07/25/26 (a)	313	308
Pro Mach Group, Inc.
2018 Term Loan B, 2.89%, (3M USD LIBOR + 2.75%), 03/07/25 (a)	233	224
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 0.00%, (3M USD LIBOR + 3.25%), 02/03/26 (a) (l)	145	142
Solenis Holdings LLC
2018 1st Lien Term Loan, 4.15%, (1M USD LIBOR + 4.00%), 12/18/25 (a)	1	1
2018 1st Lien Term Loan, 4.26%, (3M USD LIBOR + 4.00%), 06/26/25 - 12/18/25 (a)	396	386
2018 2nd Lien Term Loan, 8.76%, (3M USD LIBOR + 8.50%), 06/18/26 (a)	20	19
Starfruit Finco B.V
2018 USD Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 09/20/25 (a)	208	201
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.00%, (3M USD LIBOR + 3.00%), 10/05/24 (a)	213	207
Univar Solutions Inc.
2019 USD Term Loan B5, 2.15%, (1M USD LIBOR + 2.00%), 11/08/26 (a)	84	82
Vertical Midco GmbH
USD Term Loan B, 4.57%, (3M USD LIBOR + 4.25%), 06/30/27 (a)	490	485
		4,806

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Consumer Staples 0.2%
CHG PPC Parent LLC
2018 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 03/16/25 (a)	450	432
CSM Bakery Solutions LLC
1st Lien Term Loan, 7.25%, (3M USD LIBOR + 6.25%), 01/04/22 (a)	298	275
Diamond (BC) B.V.
USD Term Loan, 3.26%, (1M USD LIBOR + 3.00%), 07/24/24 (a)	426	397
Froneri International Ltd.
2020 USD Term Loan, 2.40%, (3M USD LIBOR + 2.25%), 01/29/27 (a)	490	470
Hearthside Food Solutions, LLC
2018 Term Loan B, 3.83%, (3M USD LIBOR + 3.69%), 05/17/25 (a)	403	390
JBS USA Lux S.A.
2019 Term Loan B, 2.15%, (1M USD LIBOR + 2.00%), 04/27/26 (a)	704	684
Kronos Acquisition Holdings Inc.
2015 Term Loan B, 5.00%, (3M USD LIBOR + 4.00%), 08/26/22 (a)	405	400
Sunshine Luxembourg VII SARL
USD Term Loan B1, 5.32%, (6M USD LIBOR + 4.25%), 07/12/26 (a)	109	108
United Natural Foods, Inc.
Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 10/22/25 (a)	190	185
US Foods, Inc.
2019 Term Loan B, 2.75%, (1M USD LIBOR + 2.00%), 08/14/26 (a)	653	623
Verscend Holding Corp.
2018 Term Loan B, 4.65%, (1M USD LIBOR + 4.50%), 08/08/25 (a)	488	483
		4,447
Energy 0.1%
Brazos Delaware II, LLC
Term Loan B, 4.16%, (1M USD LIBOR + 4.00%), 05/16/25 (a)	392	295
Buckeye Partners, L.P.
2019 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 10/10/26 (a)	274	268
Covia Holdings Corporation
Term Loan, 0.00%, 05/17/25 (i) (j)	182	132
EG America LLC
2018 USD Term Loan, 4.22%, (3M USD LIBOR + 4.00%), 06/30/25 (a)	210	205
ExGen Renewables IV, LLC
Term Loan B, 4.00%, (3M USD LIBOR + 3.00%), 11/15/24 (a)	144	143
Foresight Energy LLC
2020 Exit Term Loan A, 9.50%, (3M USD LIBOR + 8.00%), 06/30/27 (a) (m)	130	130
Frontera Generation Holdings LLC
2018 Term Loan B, 5.25%, (3M USD LIBOR + 4.25%), 04/25/25 (a)	192	62
Gavilan Resources, LLC
2nd Lien Term Loan, 0.00%, 02/24/24 (i) (j) (m)	125	—
Granite Holdings US Acquisition Co.
Term Loan B, 5.47%, (3M USD LIBOR + 5.25%), 09/23/26 (a)	180	169
Lower Cadence Holdings LLC
Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 05/10/26 (a)	377	347
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 4.00%, (1M USD LIBOR + 3.00%), 01/31/25 (a)	391	357
McDermott Technology Americas Inc
2020 Take Back Term Loan, 4.15%, (1M USD LIBOR + 4.00%), 06/30/25 (a)	23	17
PowerTeam Services, LLC
2018 1st Lien Term Loan, 4.25%, (3M USD LIBOR + 3.25%), 02/28/25 (a)	239	233
Prairie ECI Acquiror LP
Term Loan B, 4.90%, (1M USD LIBOR + 4.75%), 03/07/26 (a)	177	159
		2,517
Real Estate 0.1%
ESH Hospitality, Inc.
2019 Term Loan B, 2.15%, (1M USD LIBOR + 2.00%), 09/18/26 (a)	462	448
Iron Mountain, Inc.
2018 Term Loan B, 1.90%, (1M USD LIBOR + 1.75%), 03/02/26 (a)	658	632
VICI Properties 1 LLC
Replacement Term Loan B, 1.93%, (1M USD LIBOR + 1.75%), 12/13/24 (a)	660	637
		1,717
Utilities 0.0%
Calpine Corporation
Term Loan B9, 2.40%, (1M USD LIBOR + 2.25%), 03/22/26 (a)	209	204
2019 Term Loan B10, 2.15%, (1M USD LIBOR + 2.00%), 08/02/26 (a)	40	38
Pacific Gas And Electric Company
2020 Term Loan, 5.50%, (3M USD LIBOR + 4.50%), 06/18/25 (a)	249	244
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.90%, (1M USD LIBOR + 1.75%), 12/11/25 (a)	120	119
		605
Total Senior Floating Rate Instruments (cost $83,537)		80,755
COMMON STOCKS 0.0%
Utilities 0.0%
El Paso Electric Company (i) (m)	15	226
Energy 0.0%
McDermott International, Inc. (i)	10	25
Total Common Stocks (cost $206)		251
SHORT TERM INVESTMENTS 3.4%
Investment Companies 3.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (n) (o)	65,367	65,367
Total Short Term Investments (cost $65,367)		65,367
Total Investments 93.9% (cost $1,830,370)		1,811,510
Other Derivative Instruments 7.0%		135,376
Other Assets and Liabilities, Net (0.9)%		(17,523)
Total Net Assets 100.0%		1,929,363

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $114,671 and 5.9% of the Fund.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2020, the total payable for investments purchased on a delayed delivery basis was $10,050.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Perpetual security. Next contractual call date presented, if applicable.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) Convertible security.

(i) Non-income producing security.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

(j) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Ports and Special Economic Zone Limited, 3.95%, 01/19/22	10/15/19	1,268	1,275	0.1
Adani Ports and Special Economic Zone Limited, 3.38%, 07/24/24	01/10/20	303	305	—
AES Gener S.A., 5.00%, 07/14/25	01/10/20	209	209	—
AES Gener S.A., 7.13%, 03/26/79	05/07/19	414	411	—
Andina Acquisition Corporation, 8.20%, 01/31/22	01/08/19	918	933	0.1
Axiata SPV2 Berhad, 3.47%, 11/19/20	07/18/17	3,304	3,308	0.2
Banco Bradesco S.A., 5.90%, 01/16/21	08/20/19	1,008	1,009	0.1
Banco de Credito del Peru, 6.13%, 04/24/27	06/10/20	731	738	—
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	01/14/19	559	563	—
Banco del Estado de Chile, 3.88%, 02/08/22	07/12/17	609	623	—
Banco do Brasil S.A, 8.50%, callable at 100 beginning 10/20/2020	07/29/19	1,604	1,602	0.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88%, callable at 100 beginning 07/06/22	10/11/18	1,866	1,876	0.1
Banco Nacional De Comercio Exterior, S.N.C., 3.80%, 08/11/26	08/28/18	2,669	2,690	0.2
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 4.13%, 11/09/22	01/29/20	776	789	0.1
Banco Santander-Chile, 2.50%, 12/15/20	09/11/19	250	250	—
Bangkok Bank Public Company Limited, 4.80%, 10/18/20	07/26/19	1,301	1,302	0.1
Bangkok Bank Public Company Limited, 3.88%, 09/27/22	09/23/19	616	630	—
Banistmo S.A., 3.65%, 09/19/22	01/10/20	2,335	2,317	0.1
Bank of The Philippine Islands, 2.50%, 09/10/24	01/10/20	896	923	0.1
BBVA Bancomer, S.A., 6.75%, 09/30/22	07/17/18	518	538	—
BBVA Bancomer, S.A., 5.35%, 11/12/29	04/04/19	194	198	—
BDO Unibank, Inc., 2.95%, 03/06/23	01/10/20	1,013	1,032	0.1
C&W Senior Financing Designated Activity Company, 7.50%, 10/15/26	04/08/19	717	734	—
CEMEX S.A.B. de C.V., 7.75%, 04/16/26	02/11/19	419	420	—
China National Petroleum Corporation, 4.50%, 04/28/21	05/16/17	505	510	—
China National Petroleum Corporation, 3.95%, 04/19/22	03/31/17	2,034	2,088	0.1
CNAC (HK) Finbridge Company Limited, 3.50%, 07/19/22	01/14/20	2,737	2,770	0.2
CNOOC Finance (2002) Limited, 3.88%, 05/02/22	07/22/20	418	417	—
Continental Senior Trust, 5.00%, 08/26/22	04/17/18	1,736	1,810	0.1
Corporacion Nacional del Cobre de Chile, 3.88%, 11/03/21	07/02/19	203	205	—
Corporacion Nacional del Cobre de Chile, 3.00%, 07/17/22	06/18/20	409	412	—
DBS Group Holdings Ltd, 3.60%, callable at 100 beginning 09/07/21	10/26/16	2,371	2,406	0.1
DBS Group Holdings Ltd, 2.85%, 04/16/22	10/15/19	303	310	—
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	05/09/19	420	406	—
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	01/10/20	636	618	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	05/06/20	592	653	—
Ena Norte SA, 4.95%, 04/25/23	10/02/15	1,248	1,247	0.1
ENN energy Holdings Limited, 3.25%, 07/24/22	09/17/20	206	205	—
Export-Import Bank of India, 3.13%, 07/20/21	07/12/16	1,003	1,012	0.1
Export-Import Bank of Thailand, 1.15%, 11/20/23	08/26/19	401	398	—
Export-Import Bank of Thailand, 1.11%, 05/23/24	08/22/19	401	397	—
Global Bank Corporation, 4.50%, 10/20/21	11/19/19	711	716	—
Grupo Bimbo S.A.B. de C.V., 4.50%, 01/25/22	11/19/19	924	939	0.1
Gruposura Finance S.A., 5.70%, 05/18/21	06/17/19	2,036	2,060	0.1
HPHT Finance (19) Limited, 2.88%, 11/05/24	01/14/20	2,316	2,389	0.1
Indian Oil Corporation Limited, 5.63%, 08/02/21	06/23/17	715	720	—
Indian Oil Corporation Limited, 5.75%, 08/01/23	10/02/18	309	328	—
Industrial Senior Trust, 5.50%, 11/01/22	05/04/16	693	723	—
Interoceanica IV Finance Ltd, 0.00%, 11/30/25	12/06/19	354	351	—
Inversiones CMPC S.A., 4.50%, 04/25/22	02/24/17	1,012	1,038	0.1
Itau Unibanco Holding S.A., 5.75%, 01/22/21	07/12/19	1,512	1,514	0.1
LATAM Finance Limited, 0.00%, 04/11/24	03/18/19	1,070	382	—
LG Chem, Ltd., 3.25%, 10/15/24	05/18/20	1,473	1,505	0.1
Malayan Banking Berhad, 3.91%, 10/29/26	10/23/17	3,123	3,162	0.2
Ministry of Diwan Amiri Affairs, 4.50%, 01/20/22	04/27/20	518	523	—
Multibank, Inc., 4.38%, 11/09/22	04/18/19	1,626	1,625	0.1
Nacional Financiera, S.N.C., Institucion de Banca de Desarrollo, 3.38%, 11/05/20	06/27/19	901	900	0.1
ONGC Videsh Limited, 3.75%, 05/07/23	12/12/19	204	206	—
ONGC Videsh Vankorneft Pte. Ltd., 2.88%, 01/27/22	01/17/17	2,649	2,673	0.1
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	04/20/16	725	763	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.30%, 11/21/22	06/11/20	206	210	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.75%, 03/01/23	06/12/20	835	848	0.1
PETRONAS Capital Limited, 3.13%, 03/18/22	06/26/20	206	206	—
POSCO, 2.38%, 11/12/22	05/12/20	1,104	1,127	0.1
POSCO, 2.38%, 01/17/23	05/12/20	903	922	0.1
POSCO, 2.75%, 07/15/24	05/12/20	404	419	—
Presidencia de la Republica Dominicana, 7.50%, 05/06/21	05/12/17	1,494	1,511	0.1
PSA Treasury Pte. Ltd., 2.50%, 04/12/26	06/10/20	212	214	—
PT Indonesia Power, 5.50%, 11/22/21	06/26/19	515	523	—
Reliance Industries Limited, 4.50%, 10/19/20	01/17/18	751	751	—
Reliance Industries Limited, 5.40%, 02/14/22	08/21/20	2,439	2,367	0.1
Saudi Arabia, Kingdom of, 2.38%, 10/26/21	04/17/20	1,699	1,727	0.1
Saudi Arabia, Kingdom of, 2.88%, 03/04/23	04/17/20	1,008	1,043	0.1
Saudi Arabian Oil Company, 2.75%, 04/16/22	05/07/20	1,218	1,230	0.1
Scotiabank Peru S.A.A., 4.50%, 12/13/27	09/17/19	1,027	1,061	0.1
Singtel Group Treasury Pte. Ltd., 3.25%, 06/30/25	05/18/20	710	720	—
Singtel Group Treasury Pte. Ltd., 2.38%, 10/03/26	05/21/20	528	537	—
Sinochem Overseas Capital Co., Ltd., 4.50%, 11/12/20	08/06/19	702	701	—
Sinopec Group Overseas Development (2016) Limited, 2.00%, 09/29/21	05/12/17	597	606	—
SPARC Limited, 0.00%, 12/05/22	10/03/17	1,716	1,718	0.1
Telefonica Chile S.A., 3.88%, 10/12/22	01/05/17	1,825	1,890	0.1
Temasek Financial (I) Limited, 2.38%, 01/23/23	07/23/20	261	261	—
Tencent Holdings Limited, 3.28%, 04/11/24	05/20/20	211	213	—
The Israel Electric Corporation Ltd., 6.88%, 06/21/23	08/21/18	319	343	—
The Republic of Indonesia, The Government of, 3.75%, 04/25/22	08/11/20	626	624	—
The State of Qatar, 2.38%, 06/02/21	04/27/20	1,309	1,313	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.25%, 09/27/23	08/15/18	1,096	938	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.00%, 01/15/25	05/13/20	562	658	—
United Overseas Bank Limited, 3.50%, 09/16/26	04/27/16	2,208	2,233	0.1
UPL Corporation Limited, 3.25%, 10/13/21	11/28/17	1,389	1,412	0.1
Vedanta Resources Limited, 7.13%, 05/31/23	01/16/19	488	383	—
Wakala Global Sukuk Berhad, 4.65%, 07/06/21	09/18/19	509	514	—
		92,068	92,279	4.8

JNL/DoubleLine Shiller Enhanced CAPE Fund – Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
Intelsat Jackson Holdings S.A. - 2020 DIP Term Loan	20	-
MED ParentCo LP - 1st Lien Delayed Draw Term Loan	11	-
Pathway Vet Alliance LLC - 2020 Delayed Draw Term Loan	29	-
	60	-

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/02/20	4,000	—	124
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	12/24/20	70,000	—	2,360
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	12/04/20	60,000	—	5,785
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/02/20	90,000	—	22,671
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/02/20	26,700	—	(645)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	03/19/21	100,000	—	(491)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/30/20	60,000	—	9,880
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	02/12/21	100,000	—	(3,218)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	01/14/21	100,000	—	8,250
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	10/22/20	80,000	—	19,537
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	02/04/21	100,000	—	4,414
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	12/03/20	90,000	—	22,425
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	12/31/20	90,000	—	14,222
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	03/04/21	100,000	—	3,094
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	02/18/21	100,000	—	90
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	03/12/21	100,000	—	430
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	12/11/20	80,000	—	4,925
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	11/25/20	90,000	—	6,973
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	02/17/21	95,000	—	905
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	10/16/20	90,000	—	12,277
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	01/15/21	80,000	—	3,783

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	03/31/21	100,000	—	(2,415)
					—	135,376

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.barclays/IM/21/en/indices/details.app;ticker=BXIICS2E;tab=constituents.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 55.7%
Mortgage-Backed Securities 27.7%
Federal Home Loan Mortgage Corporation
2.00%, 10/01/40 - 10/01/50 (a)	71,750	74,038
4.00%, 09/01/43 - 02/01/44	7,454	8,312
3.00%, 06/01/43 - 07/01/47	134,769	142,964
3.50%, 02/01/46 - 01/01/48	28,698	30,941
2.50%, 11/01/49	5,026	5,328
REMIC, 3.00%, 06/15/44	6,477	6,975
Federal National Mortgage Association, Inc.
4.50%, 04/01/26	1,978	2,102
2.41%, 10/01/29	10,000	11,293
2.48%, 11/01/29	25,000	27,370
2.31%, 12/01/29	9,100	9,946
2.32%, 12/01/29	4,800	5,258
1.90%, 05/01/30	25,000	26,966
2.44%, 01/01/32	10,000	11,153
3.00%, 03/01/35 - 08/01/50	100,855	105,621
2.00%, 05/01/35 - 10/01/50	136,744	141,871
2.50%, 12/01/39 - 04/01/40	72,186	75,756
2.70%, (1Y USD LIBOR + 1.67%), 05/01/44 (b)	13,605	14,144
3.00%, 10/01/46	2,178	2,288
3.50%, 09/01/43 - 07/01/50	68,254	72,974
4.00%, 08/01/47 - 01/01/48	22,010	23,585
2.00%, 10/01/50 (a)	10,000	10,245
Government National Mortgage Association
3.50%, 10/20/45	5,377	5,628
		814,758
Collateralized Mortgage Obligations 18.3%
Federal Home Loan Mortgage Corporation
Series A-4260, REMIC, 3.00%, 02/15/32	5,883	6,137
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	9,079
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	10,958
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	6,844
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	5,648
Series A-4377, REMIC, 3.00%, 06/15/39	6,021	6,110
Series BK-4469, REMIC, 3.00%, 08/15/39	334	334
Series JA-3818, REMIC, 4.50%, 01/15/40	63	64
Series GA-4376, REMIC, 3.00%, 04/15/40	6,590	6,809
Series NY-4390, REMIC, 3.00%, 06/15/40	5,973	6,113
Series MA-4391, REMIC, 3.00%, 07/15/40	5,697	5,817
Interest Only, Series SP-3770, REMIC, 6.35%, (6.50% - (1M USD LIBOR * 1)), 11/15/40 (b)	1,335	154
Interest Only, Series SM-3780, REMIC, 6.35%, (6.50% - (1M USD LIBOR * 1)), 12/15/40 (b)	9,931	2,480
Series KA-4366, REMIC, 3.00%, 03/15/41	6,147	6,344
Series SL-4061, REMIC, 6.79%, (7.06% - (1M USD LIBOR * 1.75)), 06/15/42 (b)	1,223	1,289
Series B-4481, REMIC, 3.00%, 12/15/42	12,213	12,587
Series CS-4156, REMIC, 5.21%, (5.40% - (1M USD LIBOR * 1.2)), 01/15/43 (b)	5,045	5,290
Series UZ-4508, REMIC, 3.00%, 07/15/43	8,602	8,682
Series ZX-4404, REMIC, 4.00%, 04/15/44	62,059	71,054
Series CA-4573, REMIC, 3.00%, 11/15/44	23,445	24,578
Series LZ-4410, REMIC, 4.00%, 11/15/44	1,878	2,337
Series KZ-4440, REMIC, 3.00%, 02/15/45	12,715	14,109
Series HA-4582, REMIC, 3.00%, 09/15/45	16,399	17,292
Interest Only, Series MS-4291, REMIC, 5.75%, (5.90% - (1M USD LIBOR * 1)), 01/15/54 (b)	4,026	765
Series A-4734, REMIC, 3.00%, 07/15/42	6,305	6,343
Series KM-4141, REMIC, 1.75%, 12/15/42	17,907	18,426
Series DA-4464, REMIC, 2.50%, 01/15/43	3,351	3,366
Series EA-4951, REMIC, 2.50%, 09/15/44	2,445	2,550
Series EC-4745, REMIC, 3.00%, 12/15/44	10,494	10,800
Series 2020-M2-DNA2, REMIC, 2.00%, (1M USD LIBOR + 1.85%), 02/25/50 (b)	5,700	5,548
Federal National Mortgage Association, Inc.
Interest Only, Series 2010-CS-134, REMIC, 6.53%, (6.68% - (1M USD LIBOR * 1)), 12/25/25 (b)	946	84
Series 2013-AB-53, REMIC, 1.50%, 03/25/28	3,397	3,447
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	1,543	1,565
Series 2013-WB-100, REMIC, 3.00%, 10/25/33	20,000	21,643
Interest Only, Series 2005-S-2, REMIC, 6.45%, (6.60% - (1M USD LIBOR * 1)), 02/25/35 (b)	5,374	1,181
Interest Only, Series 2011-PS-84, REMIC, 6.45%, (6.60% - (1M USD LIBOR * 1)), 01/25/40 (b)	5,607	390
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	727	773
Series 2014-MA-68, REMIC, 3.00%, 11/25/40	5,545	5,674
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	3,245	3,324
Interest Only, Series 2011-ES-93, REMIC, 6.35%, (6.50% - (1M USD LIBOR * 1)), 09/25/41 (b)	1,609	391
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	2,021	2,239
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	1,960	2,173
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	12,772	13,777
Series 2015-AP-95, REMIC, 3.00%, 08/25/42	6,796	6,910
Series 2013-NZ-31, REMIC, 3.00%, 04/25/43	17,376	17,592
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	10,326	10,580
Series 2013-ZA-52, REMIC, 3.00%, 06/25/43	3,186	3,205
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	16,807	19,022
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	11,942	13,123
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	19,739	20,652
Series 2014-KZ-11, REMIC, 2.50%, 10/25/41	3,943	4,235
Series 2017-CH-4, REMIC, 3.00%, 06/25/42	11,215	11,298
Series 2016-A-9, REMIC, 3.00%, 09/25/43	4,846	4,940
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	12,766	13,077
Series 2017-ZC-4, REMIC, 3.50%, 02/25/47	12,759	13,814
Series 2018-JA-27, REMIC, 3.00%, 12/25/47	4,931	5,149
Series 2018-C-33, REMIC, 3.00%, 05/25/48	26,257	27,770
Series 2018-LA-38, REMIC, 3.00%, 06/25/48	9,893	10,465
Series 2018-A-64, REMIC, 3.00%, 09/25/48	11,443	12,109
Series 2019-BA-12, REMIC, 3.00%, 04/25/49	6,829	7,224
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 5.94%, (6.10% - (1M USD LIBOR * 1)), 03/20/40 (b)	4,116	306
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	2,847	3,014
		539,053
U.S. Treasury Note 5.7%
Treasury, United States Department of
1.50%, 02/15/30	154,000	166,103
U.S. Treasury Bond 3.0%
Treasury, United States Department of
1.25%, 05/15/50	92,000	87,170
Commercial Mortgage-Backed Securities 1.0%
Federal Home Loan Mortgage Corporation
Series K-A2-1517, REMIC, 1.72%, 07/25/34	30,000	30,754
Total Government And Agency Obligations (cost $1,576,109)		1,637,838
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 43.3%
522 Funding Clo I Ltd
Series 2019-A1-1A, 1.67%, (3M USD LIBOR + 1.39%), 01/18/33 (b)	2,500	2,482
ABFC Trust
Series 2007-A1A-WMC1, REMIC, 1.40%, (1M USD LIBOR + 1.25%), 06/25/37 (b) (c)	4,622	3,805
Affirm Asset Securitization Trust 2020-Z1
Series 2020-A-Z1, 3.46%, 10/15/24	3,155	3,134
AGL CLO Ltd
Series 2020-B-5A, 3.08%, (3M USD LIBOR + 2.78%), 07/22/30 (b)	1,000	1,006
Aimco CLO
Series 2015-AR-AA, 1.13%, (3M USD LIBOR + 0.85%), 01/15/30 (b)	950	945
Aircraft Lease Securitisation Limited
Series 2007-2F5-M1, REMIC, 4.19%, 12/25/28 (c)	3,722	3,402
Alternative Loan Trust
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	2,925	2,870
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	2,039	2,106
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	2,058	1,710
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	14,064	10,023
AMSR Trust
Series 2019-E-SFR1, 3.47%, 01/20/27	3,300	3,352

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Anchorage Capital CLO Ltd
Series 2018-A1A-10A, 1.47%, (3M USD LIBOR + 1.20%), 10/15/31 (b)	2,000	1,979
Apidos CLO XII
Series 2013-CR-12A, 2.08%, (3M USD LIBOR + 1.80%), 04/15/31 (b)	1,000	971
Apres Static CLO Ltd
Series 2020-B-1A, 4.18%, (3M USD LIBOR + 3.75%), 04/17/28 (b)	1,000	1,008
Aqua Finance Trust
Series 2017-A-A, 3.72%, 10/15/24	2,670	2,742
Assurant CLO III LTD
Series 2018-A-2A, 1.50%, (3M USD LIBOR + 1.23%), 10/20/31 (b)	1,500	1,477
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 1.37%, (3M USD LIBOR + 1.09%), 01/15/31 (b)	985	966
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 3.20%, (1M USD LIBOR + 3.05%), 12/15/36 (b)	2,785	2,159
Banc of America Alternative Loan Trust
Series 2006-1CB1-1, REMIC, 6.00%, 02/25/36	7,900	8,259
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	4,908	4,922
Series 2005-CB2-7, REMIC, 5.00%, 08/25/35	7,993	7,847
Bancorp Commercial Mortgage Trust
Series 2019-A-CRE5, 1.15%, 01/15/22	232	225
Bank 2019-BNK19
Series 2019-AS-BN19, REMIC, 3.45%, 07/17/29	3,534	3,971
Bank 2020-BNK25
Series 2020-AS-BN25, REMIC, 2.84%, 01/17/30	306	331
BBCMS Mortgage Trust
Series 2020-AS-C6, 2.84%, 01/17/30	4,395	4,716
Series 2017-C-DELC, REMIC, 1.35%, (1M USD LIBOR + 1.20%), 08/15/36 (b)	722	673
Series 2017-D-DELC, REMIC, 1.85%, (1M USD LIBOR + 1.70%), 08/15/36 (b)	823	751
Series 2017-E-DELC, REMIC, 2.65%, (1M USD LIBOR + 2.50%), 08/15/36 (b)	1,660	1,502
Series 2017-F-DELC, REMIC, 3.65%, (1M USD LIBOR + 3.50%), 08/15/36 (b)	1,653	1,405
Series 2018-F-TALL, REMIC, 3.39%, (1M USD LIBOR + 3.24%), 03/16/37 (b) (c)	6,125	5,189
BBCMS Trust
Series 2018-A-BXH, REMIC, 1.15%, (1M USD LIBOR + 1.00%), 10/15/20 (b)	2,559	2,411
Series 2018-A-CBM, REMIC, 1.15%, (1M USD LIBOR + 1.00%), 07/15/37 (b)	2,389	2,283
Bear Stearns Asset Backed Securities I Trust
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	921	959
Bellemeade Re Ltd
Series 2019-M1B-2A, 1.60%, (1M USD LIBOR + 1.45%), 04/25/29 (b)	1,632	1,627
Benchmark 2020-B19 Mortgage Trust
Interest Only, Series 2020-XA-B19, REMIC, 1.78%, 09/17/53 (b)	36,543	4,726
Benchmark Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.60%, 05/16/53 (b)	91,269	2,522
BHMS
Series 2018-A-ATLS, REMIC, 1.41%, (1M USD LIBOR + 1.25%), 07/16/35 (b)	2,382	2,278
BlueMountain CLO 2014-2 Ltd
Series 2014-BR2-2A, 2.02%, (3M USD LIBOR + 1.75%), 10/21/30 (b)	3,000	2,971
Bravo Residential Funding Trust 2020-RPL1
Series 2020-M1-RPL1, REMIC, 3.25%, 05/25/59 (b)	4,500	4,712
BX Commercial Mortgage Trust
Series 2018-A-IND, 0.90%, (1M USD LIBOR + 0.75%), 10/15/20 (b)	1,205	1,203
BX Trust
Series 2017-D-SLCT, 2.20%, (1M USD LIBOR + 2.05%), 07/17/34 (b)	632	602
Series 2017-E-SLCT, 3.30%, (1M USD LIBOR + 3.15%), 07/17/34 (b)	1,549	1,496
Series 2018-A-GW, 0.95%, (1M USD LIBOR + 0.80%), 05/15/37 (b)	2,264	2,185
Series 2018-D-GW, 1.92%, (1M USD LIBOR + 1.77%), 05/15/37 (b)	198	185
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29	5,172	4,708
Series 2018-A-EXCL, REMIC, 1.24%, (1M USD LIBOR + 1.09%), 09/15/37 (b)	2,782	2,535
CAL Funding IV Ltd
Series 2020-A-1A, 2.22%, 09/25/45	3,000	2,999
Carrington Mortgage Loan Trust
Series 2007-A3-RFC1, REMIC, 0.29%, (1M USD LIBOR + 0.14%), 09/25/36 (b)	6,377	5,732
Catamaran CLO Ltd
Series 2018-A1-1A, 1.49%, (3M USD LIBOR + 1.25%), 10/27/31 (b)	3,000	2,950
CFCRE Mortgage Trust
Series 2016-C-C4, REMIC, 5.03%, 04/10/26 (b)	2,839	2,742
Interest Only, Series 2016-XA-C4, REMIC, 1.85%, 05/10/58 (b)	83,304	6,049
CFIP CLO 2017-1 Ltd
Series 2017-C-1A, 2.37%, (3M USD LIBOR + 2.10%), 01/18/30 (b)	500	474
CFIP CLO Ltd
Series 2013-AR-1A, 1.61%, (3M USD LIBOR + 1.34%), 04/20/29 (b)	2,000	1,985
Chase Mortgage Finance Trust
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	8,818	6,136
CHL Mortgage Pass-Through Trust
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	2,754	2,137
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	2,918	1,986
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 3.15%, (1M USD LIBOR + 3.00%), 11/17/36 (b)	1,305	1,220
Series 2017-F-CSMO, REMIC, 3.89%, (1M USD LIBOR + 3.74%), 11/17/36 (b)	408	376
CIM Trust
Series 2017-B2-3RR, 10.33%, 01/29/57 (b)	35,590	33,534
Series 2016-B2-1RR, REMIC, 6.34%, 07/25/55 (b)	26,187	24,581
Series 2016-B2-3RR, REMIC, 6.30%, 02/29/56 (b)	26,200	24,587
Series 2016-B2-2RR, REMIC, 6.32%, 02/29/56 (b)	26,200	24,914
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC21, REMIC, 1.34%, 05/10/47 (b)	23,889	826
Interest Only, Series 2016-XA-GC36, REMIC, 1.41%, 02/12/49 (b)	20,900	1,057
Interest Only, Series 2016-XA-P3, REMIC, 1.86%, 04/16/49 (b)	16,606	1,071
Citigroup Mortgage Loan Trust
Series 2019-A1-C, 3.23%, 09/25/59	4,055	4,053
Series 2007-1A1A-AR8, REMIC, 3.39%, 07/25/47 (b)	2,509	2,351
Citimortgage Alternative Loan Trust
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	1,746	1,658
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	1,465	1,438
CLI Funding VI LLC
Series 2019-A-1A, 3.71%, 05/18/29	4,338	4,415
CLNC Ltd
Series 2019-A-FL1, 1.41%, 09/19/25	3,766	3,729
COMM 2013-LC13 Mortgage Trust
Series 2013-B-LC13, REMIC, 5.01%, 09/12/23	3,356	3,510
COMM Mortgage Trust
Series 2018-A-HCLV, 1.15%, (1M USD LIBOR + 1.00%), 09/15/33 (b)	3,070	2,955
Series 2014-C-CR19, REMIC, 4.89%, 08/10/24 (b)	1,163	1,137
Series 2016-C-CR28, REMIC, 4.79%, 12/12/25 (b)	2,047	2,043
Series 2016-C-DC2, REMIC, 4.79%, 02/12/26 (b)	1,340	1,214
Interest Only, Series 2013-XA-CR12, REMIC, 1.29%, 10/15/46 (b)	30,924	892
Interest Only, Series 2014-XA-CR17, REMIC, 1.13%, 05/10/47 (b)	28,726	811

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Interest Only, Series 2015-XA-DC1, REMIC, 1.17%, 02/10/48 (b)	24,437	796
Interest Only, Series 2015-XA-CR26, REMIC, 1.08%, 10/10/48 (b)	27,780	1,055
Interest Only, Series 2016-XA-DC2, REMIC, 1.14%, 02/12/49 (b)	19,110	781
Series 2016-F-GCT, REMIC, 3.58%, 08/12/21 (b)	3,461	3,353
Commonbond Student Loan Trust
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28	220	220
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	7,090	5,853
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, 3.51%, 04/25/22	4,993	4,943
Series 2020-M1-SPT1, REMIC, 3.39%, 07/25/24	7,000	7,002
Credit Suisse Mortgage Trust
Series 2018-A-TOP, 1.15%, (1M USD LIBOR + 1.00%), 08/15/35 (b)	1,874	1,823
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,389	2,342
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	3,694	2,897
CSAIL 2019-C16 Commercial Mortgage Trust
Interest Only, Series 2019-XA-C16, REMIC, 1.73%, 06/17/52 (b)	9,044	972
CSAIL Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 0.98%, 01/17/25 (b)	18,685	548
Series 2015-C-C4, REMIC, 4.71%, 11/18/25 (b)	1,911	2,025
CSMC
Series 2011-6A9-5R, REMIC, 3.39%, 11/27/37 (b)	4,369	4,352
CSMC 2020-NET
Series 2020-A-NET, 2.26%, 08/15/25	4,546	4,688
CSMC Trust
Series 2019-A1-JR1, 4.10%, 09/27/66 (b)	3,205	3,205
Series 2017-D-MOON, REMIC, 3.30%, 07/12/22 (b)	2,373	2,346
Series 2020-A1-BPL1, REMIC, 3.39%, 02/25/24 (b)	6,294	6,256
CSMCM Trust
Interest Only, Series 2018-CERT-SP3, 3.01%, 09/25/58	29,498	28,931
CVP CLO Ltd
Series 2017-A-2A, 1.46%, (3M USD LIBOR + 1.19%), 01/21/31 (b) (d)	2,000	1,972
DB Master Finance LLC
Series 2019-A2I-1A, 3.79%, 02/20/24	1,485	1,525
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.59%, 05/12/49 (b)	23,647	1,413
DBUBS 2017-BRBK Mortgage Trust
Series 2017-F-BRBK, REMIC, 3.65%, 10/11/24 (b)	4,600	4,532
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 0.45%, (1M USD LIBOR + 0.30%), 09/25/47 (b)	16,183	14,779
Domino's Pizza, Inc.
Series 2019-A2-1A, 3.67%, 10/25/29 (d)	4,962	5,267
Dryden 49 Senior Loan Fund
Series 2017-A-49A, 1.48%, (3M USD LIBOR + 1.21%), 07/18/30 (b) (d)	2,000	1,988
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-B-53A, 1.68%, (3M USD LIBOR + 1.40%), 01/15/31 (b)	1,000	980
Elevation CLO, Ltd.
Series 2017-A-7A, 1.50%, (3M USD LIBOR + 1.22%), 07/15/30 (b) (d)	2,500	2,464
Series 2018-A1-9A, 1.40%, (3M USD LIBOR + 1.12%), 07/15/31 (b)	2,500	2,453
Exantas Capital Corp
Series 2019-A-RSO7, 1.15%, (1M USD LIBOR + 1.00%), 04/15/22 (b)	2,310	2,242
First Franklin Mortgage Loan Trust, Series 2007-FF2
Series 2007-A1-FF2, REMIC, 0.32%, (1M USD LIBOR + 0.14%), 03/25/37 (b) (c)	7,112	4,999
First Horizon Mortgage Pass-Through Trust
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	3,790	2,782
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	5,100	5,109
FMC GMSR Issuer Trust
Series 2019-A-GT2, 4.23%, 09/25/24	13,200	12,900
Series 2019-A-GT1, 5.07%, 05/25/26 (b) (c)	10,500	10,572
Fort Washington CLO 2019-1
Series 2019-A-1A, 1.69%, (3M USD LIBOR + 1.42%), 10/20/32 (b)	2,000	1,958
GCAT 2020-1, LLC
Series 2020-A1-1, 2.98%, 01/25/23 (c)	7,371	7,309
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	2,000	1,998
GMACM Mortgage Loan Trust
Series 2005-A7-AF1, REMIC, 5.75%, 07/25/35	4,375	4,226
Series 2005-A1-AF2, REMIC, 6.00%, 12/25/35	8,761	8,227
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	4,550	4,579
Great Wolf Trust 2019-WOLF
Series 2019-E-WOLF, REMIC, 2.92%, (1M USD LIBOR + 2.73%), 12/15/21 (b)	3,908	3,481
Series 2019-F-WOLF, REMIC, 3.31%, (1M USD LIBOR + 3.13%), 12/15/21 (b)	3,908	3,325
Greywolf CLO IV Ltd
Series 2019-A2-1A, 2.22%, (3M USD LIBOR + 1.95%), 04/17/30 (b)	1,750	1,732
Greywolf CLO VI, Ltd.
Series 2018-A1-1A, 1.27%, (3M USD LIBOR + 1.03%), 04/26/31 (b)	1,000	983
GS Mortgage Securities Corp Trust
Series 2019-E-SOHO, 2.03%, (1M USD LIBOR + 1.87%), 06/15/21 (b)	3,566	3,345
Series 2018-A-LUAU, REMIC, 1.15%, (1M USD LIBOR + 1.00%), 11/16/20 (b)	3,201	3,051
Series 2012-A-ALOH, REMIC, 3.55%, 04/10/22	5,758	5,778
GS Mortgage Securities Trust
Interest Only, Series 2016-XA-GS3, 1.36%, 10/13/49 (b)	27,573	1,411
Interest Only, Series 2015-XA-GC34, REMIC, 1.40%, 10/10/25 (b)	22,981	1,133
Interest Only, Series 2014-XA-GC24, REMIC, 0.87%, 09/10/47 (b)	42,559	1,010
Interest Only, Series 2015-XA-GS1, REMIC, 0.92%, 11/10/48 (b)	33,444	1,123
Series 2018-A-TWR, REMIC, 1.05%, (1M USD LIBOR + 0.90%), 07/15/21 (b)	1,000	966
Series 2018-D-TWR, REMIC, 1.75%, (1M USD LIBOR + 1.60%), 07/15/21 (b)	1,000	914
Series 2018-E-TWR, REMIC, 2.25%, (1M USD LIBOR + 2.10%), 07/15/21 (b)	1,000	902
Series 2018-F-TWR, REMIC, 2.95%, (1M USD LIBOR + 2.80%), 07/15/21 (b)	1,000	859
Series 2018-G-TWR, REMIC, 4.07%, (1M USD LIBOR + 3.92%), 07/15/21 (b)	1,000	842
Series 2015-B-GC34, REMIC, 4.47%, 10/10/25 (b)	782	826
Interest Only, Series 2017-C-2, REMIC, 1.27%, 08/12/50 (b)	33,994	1,852
Interest Only, Series 2019-XA-GC38, REMIC, 1.12%, 02/12/52	43,640	2,927
GS Mortgage Securities Trust 2020-GC45
Interest Only, Series 2020-XA-GC45, REMIC, 0.79%, 02/14/53 (b)	48,943	2,494
Halcyon Loan Advisors Funding Ltd
Series 2012-B-1A, 3.28%, (3M USD LIBOR + 3.00%), 08/15/23 (b)	196	196
Series 2013-C-2A, 2.95%, (3M USD LIBOR + 2.70%), 08/01/25 (b) (d)	250	248
Series 2013-D-2A, 4.05%, (3M USD LIBOR + 3.80%), 08/01/25 (b)	1,000	869
Halsey Point CLO I Ltd
Series 2019-A1A1-1A, 1.62%, (3M USD LIBOR + 1.35%), 01/20/33 (b)	5,000	4,954
Series 2019-B1-1A, 2.47%, (3M USD LIBOR + 2.20%), 01/20/33 (b)	3,000	2,994

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22	3,920	3,948
Headlands Residential LLC
Series 2019-RPL1, 3.97%, 06/25/22 (c)	5,800	5,710
HERO Funding Trust
Series 2016-A2-4A, 4.29%, 09/20/37	4,113	4,380
Hertz Vehicle Financing II LP
Series 2019-B-2A, 3.67%, 05/25/24	5,200	5,170
Hilton Orlando Trust
Series 2018-E-ORL, REMIC, 2.80%, (1M USD LIBOR + 2.65%), 12/15/34 (b)	1,067	913
Homeward Opportunities Fund Trust 2020-BPL1
Series 2020-A1-BPL1, 3.23%, 08/25/23 (c)	8,000	8,000
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	5,326	4,963
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, 3.30%, (1M USD LIBOR + 3.15%), 11/15/21 (b)	2,919	2,541
IndyMac INDA Mortgage Loan Trust
Series 2006-4A1-AR2, REMIC, 3.22%, 09/25/36 (b)	2,108	1,971
IndyMac MBS, Inc.
Series 2005-A6-A8CB, REMIC, 5.00%, 07/25/35	9,492	8,114
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2020-E-LOOP, 3.86%, 12/07/26	2,666	2,359
Series 2018-A-LAQ, 1.15%, (1M USD LIBOR + 1.00%), 06/15/35 (b)	1,805	1,724
Series 2018-E-BCON, REMIC, 3.88%, 01/06/23 (b)	1,187	1,121
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23	2,666	2,556
Jack in the Box Funding, LLC
Series 2019-A2I-1A, 3.98%, 08/25/23	2,481	2,544
Jamestown CLO Ltd
Series 2018-A1-6RA, 1.39%, (3M USD LIBOR + 1.15%), 04/25/30 (b) (d)	3,000	2,961
Series 2018-A2A-6RA, 2.02%, (3M USD LIBOR + 1.78%), 04/25/30 (b)	1,000	988
Series 2019-A2-14A, 2.47%, (3M USD LIBOR + 2.20%), 10/20/32 (b)	500	501
Series 2019-A1-14A, 3.29%, (3M USD LIBOR + 1.38%), 10/20/32 (b)	1,000	1,000
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.14%, 10/07/21 (b)	3,075	2,711
JPMBB Commercial Mortgage Securities Trust
Series 2014-C-C21, REMIC, 4.81%, 07/15/24 (b)	2,000	1,928
Series 2015-C-C32, REMIC, 4.80%, 10/15/25 (b)	2,065	1,897
Series 2015-C-C33, REMIC, 4.77%, 11/15/25 (b)	2,224	2,106
JPMBB Commercial Mortgage Securities Trust 2014-C21
Series 2014-B-C21, REMIC, 4.34%, 07/17/24	1,469	1,523
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-B-JP2, REMIC, 3.46%, 07/17/26	5,081	5,188
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.81%, 06/17/49 (b)	24,786	1,328
Series 2019-AS-COR6, REMIC, 3.41%, 11/15/29	4,415	4,896
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-B-COR7, REMIC, 3.29%, 03/15/30 (b)	4,562	4,987
Interest Only, Series 2020-XA-COR7, REMIC, 1.79%, 05/15/53 (b)	39,249	4,583
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2017-D-FL10, REMIC, 2.05%, (1M USD LIBOR + 1.90%), 06/15/32 (b)	109	104
JPMorgan Resecuritization Trust
Series 2009-4A2-10, REMIC, 2.58%, 03/26/37 (b)	2,494	2,437
Kingsland VIII Ltd
Series 2018-A-8A, 1.39%, (3M USD LIBOR + 1.12%), 04/21/31 (b)	2,000	1,967
KKR Industrial Portfolio Trust 2020-AIP
Series 2020-B-AIP, REMIC, 1.49%, (1M USD LIBOR + 1.34%), 03/15/22 (b)	290	289
KVK CLO Ltd
Series 2013-AR-1A, 1.17%, (3M USD LIBOR + 0.90%), 01/14/28 (b) (d)	2,987	2,966
Labrador Aviation Finance Limited
Series 2016-A1-1A, 4.30%, 01/15/24	15,417	13,634
Legacy Mortgage Asset Trust
Series 2019-A1-GS5, REMIC, 3.20%, 07/25/21 (c)	443	438
Series 2019-A-SL3, REMIC, 3.47%, 07/25/21	1,652	1,587
Legacy Mortgage Asset Trust 2020-GS3
Series 2020-A1-GS3, REMIC, 3.25%, 10/25/21 (c)	30,762	30,777
Legacy Mortgage Asset Trust 2020-GS4
Series 2020-A1-GS4, 3.25%, 11/25/21 (c)	9,585	9,498
Loancore Issuer Ltd.
Series 2019-AS-CRE2, 1.65%, (1M USD LIBOR + 1.50%), 02/15/24 (b)	3,567	3,479
Longfellow Place CLO Ltd
Series 2013-ARR-1A, 1.61%, (3M USD LIBOR + 1.34%), 04/15/29 (b)	2,663	2,648
LSTAR Commercial Mortgage Trust
Interest Only, Series 2017-X-5, 1.15%, 03/11/50 (b)	40,921	1,322
Madison Park Funding XL, Ltd.
Series AR-9A, 1.50%, (3M USD LIBOR + 1.24%), 05/28/30 (b) (d)	2,000	1,988
Madison Park Funding XV, Ltd.
Series 2014-CR-15A, 3.69%, (3M USD LIBOR + 3.45%), 01/27/26 (b)	500	498
Madison Park Funding XVIII, Ltd.
Series 2015-DR-18A, 3.22%, (3M USD LIBOR + 2.95%), 10/21/30 (b)	1,500	1,393
Marble Point CLO XIV Ltd
Series 2018-A-2A, 1.60%, (3M USD LIBOR + 1.33%), 01/20/32 (b)	2,500	2,470
Marlette Funding Trust
Series 2018-A-4A, 3.71%, 04/15/21	646	651
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	3,499	3,149
MBRT 2019-MBR
Series 2019-A-MBR, 1.00%, 11/17/36	2,744	2,656
MF1 Multifamily Housing Mortgage Loan Trust
Series 2020-A-FL3, 2.21%, (1M USD LIBOR + 2.05%), 07/16/35 (b)	4,498	4,521
MidOcean Credit CLO
Series 2018-A1-9A, 1.42%, (3M USD LIBOR + 1.15%), 07/21/31 (b) (d)	2,500	2,455
MidOcean Partners
Series 2018-A1-8A, 1.40%, (3M USD LIBOR + 1.15%), 02/20/31 (b) (d)	2,000	1,968
Morgan Stanley & Co. LLC
Series 2014-C-C19, REMIC, 4.00%, 12/15/24	2,000	1,996
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C18, REMIC, 4.67%, 09/15/24	1,500	1,534
Series 2015-C-C20, REMIC, 4.61%, 01/15/25 (b)	1,200	1,199
Series 2015-C-C25, REMIC, 4.68%, 09/15/25 (b)	2,320	2,151
Series 2016-C-C29, REMIC, 4.90%, 04/17/26 (b)	676	637
Interest Only, Series 2013-XA-C7, REMIC, 1.47%, 02/15/46 (b)	19,200	452
Interest Only, Series 2016-XA-C28, REMIC, 1.35%, 01/15/49 (b)	21,083	961
Interest Only, Series 2016-XA-C30, REMIC, 1.55%, 09/17/49 (b)	18,150	1,145
Series 2016-C-C31, REMIC, 4.45%, 10/19/26 (b)	2,960	2,703
Series 2018-A-SUN, REMIC, 1.05%, (1M USD LIBOR + 0.90%), 07/16/35 (b)	2,389	2,296

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Morgan Stanley Capital Barclays Bank Trust
Series 2016-B-MART, REMIC, 2.48%, 09/15/21	3,538	3,447
Morgan Stanley Capital I Trust
Series 2019-AS-L3, REMIC, 3.49%, 11/16/29	3,847	4,309
Interest Only, Series 2019-XA-L3, REMIC, 0.77%, 11/18/52 (b)	71,086	3,545
Morgan Stanley Mortgage Loan Trust
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (b)	1,295	858
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,509	1,051
Mosaic Solar Loan Trust 2020-1
Series 2020-B-1A, 3.10%, 11/22/32	3,540	3,538
MP CLO VIII Ltd
Series 2015-AR-2A, 1.16%, (3M USD LIBOR + 0.91%), 10/28/27 (b)	1,082	1,073
MRCD 2019-MARK Mortgage Trust
Series 2019-F-PARK, 2.72%, 12/15/36	1,018	970
MRCD Mortgage Trust
Series 2019-G-PARK, 2.72%, 12/15/36	6,065	5,572
Nassau Ltd
Series 2018-A-IA, 1.42%, (3M USD LIBOR + 1.15%), 07/15/31 (b)	2,000	1,933
Natixis Commercial Mortgage Securities Trust
Series 2018-A-FL1, 1.10%, (1M USD LIBOR + 0.95%), 01/17/22 (b)	2,225	2,094
Series 2020-D-2PAC, 3.75%, 04/17/25	4,415	4,357
Series 2018-E-850T, REMIC, 2.11%, (1M USD LIBOR + 1.95%), 07/15/21 (b)	2,183	2,051
New Residential Mortgage Loan Trust 2020-RPL1
Series 2020-M2-RPL1, REMIC, 3.50%, 11/25/59	5,300	5,443
New Residential Mortgage Loan Trust 2020-RPL2
Series 2020-A1-RPL2, 3.58%, 08/25/23	800	800
Newtek Small Business Finance, LLC
Series 2018-A-1, 1.85%, (1M USD LIBOR + 1.70%), 11/25/24 (b)	3,521	3,410
NLY 2019-FL2 Issuer Ltd.
Series 2019-AS-FL2, 1.75%, (1M USD LIBOR + 1.60%), 12/15/22 (b)	3,371	3,252
Series 2019-B-FL2, 2.05%, (1M USD LIBOR + 1.90%), 01/15/23 (b)	3,371	3,331
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-3A-AR1, REMIC, 3.35%, 02/25/36 (b)	591	457
Nomura Resecuritization Trust
Series 2011-2A10-4RA, REMIC, 3.13%, 07/26/41 (b)	9,734	8,565
NP SPE II LLC
Series 2019-A2-1A, 3.24%, 09/20/26	7,500	7,355
NRPL Trust 2018-2
Series 2018-A1-2A, REMIC, 4.25%, 07/25/67 (c)	4,907	4,918
NYMT Loan Trust 2020-SP1
Series 2020-A1-SP1, REMIC, 3.96%, 07/25/23	9,791	9,848
Ocean Trails CLO IX
Series 2020-B1-9A, 2.66%, (3M USD LIBOR + 2.40%), 10/15/29 (b)	2,000	2,000
Ocean Trails CLO V
Series 2014-ARR-5A, 1.55%, (3M USD LIBOR + 1.28%), 10/14/31 (b) (d)	989	974
Octagon Investment Partners 31, LLC
Series 2017-C-1A, 2.67%, (3M USD LIBOR + 2.40%), 07/22/30 (b)	500	489
OFSI BSL IX, Ltd.
Series 2018-A-1A, 1.42%, (3M USD LIBOR + 1.15%), 07/15/31 (b) (d)	2,000	1,959
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 1.46%, (3M USD LIBOR + 1.20%), 08/25/31 (b) (d)	2,500	2,464
PFP 2019-6, Ltd.
Series 2019-A-6, 1.20%, (1M USD LIBOR + 1.05%), 04/16/37 (b)	1,583	1,544
Pioneer Aircraft Finance Ltd
Series 2019-A-1, 3.97%, 06/15/26	4,679	4,295
PMT Credit Risk Transfer Trust
Series 2019-A-3R, REMIC, 2.68%, (1M USD LIBOR + 2.70%), 10/27/22 (b)	2,780	2,681
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.93%, 09/25/47	8,224	8,042
Pretium Mortgage Credit Partners I LLC
Series 2019-A1-CFL1, REMIC, 3.72%, 07/25/22 (c)	1,098	1,088
Pretium Mortgage Credit Partners LLC
Series 2019-A1-NPL3, REMIC, 3.10%, 09/27/22 (c)	5,779	5,749
Series 2020-A1-NPL2, REMIC, 3.72%, 05/25/23 (c)	12,145	12,207
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	9,925	10,174
PRPM 2020-3 LLC
Series 2020-A1-3, 2.86%, 09/25/23 (c)	8,087	8,087
PRPM, LLC
Series 2019-A1-2A, 3.97%, 04/25/22 (c)	8,087	8,130
Series 2019-A1-3A, 3.35%, 07/25/22 (c)	2,183	2,178
Series 2020-A1-1A, REMIC, 2.98%, 02/25/23 (c)	20,363	20,187
Series 2019-A1-GS1, REMIC, 3.47%, 10/25/23	6,584	6,575
Raptor Aircraft Finance I Limited
Series 2019-A-1, 4.21%, 08/23/26 (d)	3,851	3,398
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 3.35%, 08/25/35 (b)	4,701	4,521
RBSGC Mortgage Loan Trust
Series 2007-1A4-B, REMIC, 0.60%, (1M USD LIBOR + 0.45%), 01/25/37 (b)	3,658	1,469
Interest Only, Series 2007-1A6-B, REMIC, 5.90%, (6.05% - (1M USD LIBOR * 1)), 01/25/37 (b)	3,658	670
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	4,504	4,438
Residential Accredit Loans, Inc.
Series 2005-A41-QA10, REMIC, 4.54%, 09/25/35 (b)	671	551
Series 2006-A21-QA1, REMIC, 4.48%, 01/25/36 (b)	4,581	3,846
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	2,485	2,337
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	2,894	2,751
Residential Asset Securitization Trust
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	3,298	2,764
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	9,780	5,778
Series 2007-1A1-A3, REMIC, 0.60%, (1M USD LIBOR + 0.45%), 04/25/37 (b)	6,170	2,314
Series 2007-1A2-A3, REMIC, 45.25%, (46.38% - (1M USD LIBOR * 7.67)), 04/25/37 (b)	805	2,371
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	18,681	14,652
RFMSI Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	375	370
Series 2006-A1-S11, REMIC, 6.00%, 11/25/36	2,321	2,286
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	949	891
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	1,403	1,358
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	7,355	7,174
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	1,711	1,603
Rockford Tower CLO Ltd
Series 2017-A-3A, 1.46%, (3M USD LIBOR + 1.19%), 10/21/30 (b) (d)	1,000	990
Series 2018-A-1A, 1.35%, (3M USD LIBOR + 1.10%), 05/20/31 (b) (d)	3,000	2,949
Rosslyn Portfolio Trust
Series 2017-A-ROSS, 1.10%, (1M USD LIBOR + 0.95%), 06/15/33 (b)	1,267	1,234
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	9,176	8,125
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (d)	10,000	10,262
Series 2020-2C-1, 1.88%, 01/15/26	10,000	10,188
Servpro Master Issuer LLC
Series 2019-A2-1A, 3.88%, 10/27/26	2,978	3,124
Shenton Aircraft Investment I Ltd
Series 2015-A-1A, 4.75%, 11/15/27	9,346	8,069

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Short-Term Investments Trust
Series 2018-A-SELF, 1.05%, (1M USD LIBOR + 0.90%), 10/15/20 (b)	2,295	2,296
SoFi Consumer Loan Program Trust
Series 2018-A-4, 3.54%, 12/25/21	301	303
SoFi Professional Loan Program LLC
Series 2017-BFX-F, 3.62%, 05/25/27	8,000	8,237
Sound Point CLO, Ltd.
Series 2013-A-3RA, 1.42%, (3M USD LIBOR + 1.15%), 04/18/31 (b) (d)	3,000	2,950
Series 2018-A1A-21, 1.42%, (3M USD LIBOR + 1.18%), 10/27/31 (b) (d)	3,250	3,189
Series 2015-ARR-2A, 1.66%, (3M USD LIBOR + 1.39%), 07/20/32 (b)	2,500	2,455
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24	4,197	3,550
Starm Mortgage Loan Trust
Series 2007-4A1-2, REMIC, 3.86%, 04/25/37 (b)	828	612
Steele Creek CLO Ltd
Series 2015-AR-1A, 1.51%, (3M USD LIBOR + 1.26%), 05/21/29 (b)	4,000	3,956
Series 2014-A-1RA, 1.34%, (3M USD LIBOR + 1.07%), 04/21/31 (b)	2,000	1,961
Series 2016-1A, 1.37%, (3M USD LIBOR + 1.12%), 06/16/31 (b) (d)	2,000	1,948
Series 2019-B-1A, 2.48%, (3M USD LIBOR + 2.20%), 04/15/32 (b)	1,000	989
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-2A-21, REMIC, 3.24%, 11/25/35 (b)	5,528	4,869
Structured Asset Investment Loan Trust
Series 2006-A1-3, REMIC, 0.31%, (1M USD LIBOR + 0.16%), 06/25/36 (b) (c)	6,873	5,207
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	7,251	5,851
Sunnova Helios III Issuer, LLC
Series 2019-A-AA, 3.75%, 06/20/29	4,864	4,902
The Goldman Sachs Group, Inc.
Series 2017-B-ROSS, 1.40%, (1M USD LIBOR + 1.25%), 06/15/33 (b) (d)	1,267	1,234
THL Credit Wind River 2014-1 CLO Ltd
Series 2014-ARR-1A, 1.32%, (3M USD LIBOR + 1.05%), 07/18/31 (b)	2,490	2,434
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 1.42%, (3M USD LIBOR + 1.14%), 01/15/31 (b)	1,000	985
Toorak Mortgage Corp Ltd
Series 2020-A2-1, 3.23%, 03/25/23 (c)	5,100	4,486
TPG Real Estate Finance Issuer LTD
Series 2019-AS-FL3, 1.60%, (1M USD LIBOR + 1.45%), 03/15/24 (b)	3,766	3,638
Trinity Rail Leasing LLC
Series 2010-A-1A, 5.19%, 01/16/31 (d)	3,913	4,126
UBS Commercial Mortgage Trust
Interest Only, Series 2017-XA-C1, REMIC, 1.71%, 06/17/50 (b)	19,793	1,520
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	3,000	2,997
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23	4,663	4,715
VB-S1 Issuer, LLC
Series 2020-C2-1A, REMIC, 3.03%, 06/15/25	8,750	9,107
VCAT, LLC
Series 2019-A1-NPL2, 3.57%, 11/25/22	2,487	2,472
Velocity Commercial Capital Loan Trust
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (b)	5,253	5,302
Vericrest Opportunity Loan Transferee
Series 2019-A1A-NPL5, REMIC, 3.35%, 08/25/22 (c)	10,612	10,621
Vericrest Opportunity Loan Trust 2019-NPL4
Series 2019-A1A-NPL4, 3.35%, 07/25/22 (c)	8,668	8,674
Vibrant Clo III Ltd
Series 2015-A1RR-3A, REMIC, 1.52%, (3M USD LIBOR + 1.25%), 10/20/31 (b)	1,195	1,170
Vibrant Clo Ltd
Series 2018-A1-10A, 1.47%, (3M USD LIBOR + 1.20%), 10/20/31 (b) (d)	3,000	2,970
Volt LXXX, LLC
Series 2019-A1A-NPL6, REMIC, 3.23%, 09/25/22 (c)	6,803	6,800
Volt LXXXV, LLC
Series 2020-A1A-NPL1, REMIC, 3.23%, 12/26/22 (c)	25,219	25,203
Volt LXXXVII, LLC
Series 2020-A1A-NPL3, 2.98%, 01/25/23 (c)	9,184	9,184
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A3-2, REMIC, 0.53%, (1M USD LIBOR + 0.38%), 04/25/36 (b) (c)	15,823	7,694
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	1,658	1,565
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	2,962	2,795
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	1,900	1,914
Series 2006-A4-7, REMIC, 4.24%, 09/25/36 (c)	20,081	8,250
Waterfall Commercial Mortgage Trust
Series 2015-A-SBC5, REMIC, 4.10%, 09/19/22 (b)	4,532	4,595
Wellfleet CLO Ltd
Series 2017-A1-3A, 1.42%, (3M USD LIBOR + 1.15%), 01/17/31 (b)	3,250	3,187
Series 2018-A1-2A, 1.47%, (3M USD LIBOR + 1.20%), 10/20/31 (b)	2,000	1,966
Wells Fargo Alternative Loan Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	1,901	1,899
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	2,487	2,346
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	754	734
Wells Fargo Commercial Mortgage Trust
Series 2015-C-C31, REMIC, 4.76%, 11/15/25 (b)	1,850	1,669
Series 2015-D-NXS4, REMIC, 3.82%, 11/18/25 (b)	2,031	1,620
Series 2016-C-C32, REMIC, 4.88%, 01/16/26 (b)	1,577	1,502
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,508	1,387
Series 2016-C-C34, REMIC, 5.19%, 04/17/26 (b)	1,937	1,679
Interest Only, Series 2015-XA-P2, REMIC, 1.08%, 12/15/48 (b)	25,331	871
Interest Only, Series 2015-XA-LC20, REMIC, 1.46%, 04/15/50 (b)	21,625	819
Interest Only, Series 2016-XA-C33, REMIC, 1.87%, 03/17/59 (b)	13,964	824
Series 2020-AS-C55, REMIC, 2.94%, 01/17/30	2,920	3,150
Interest Only, Series 2019-XA-C54, REMIC, 0.97%, 12/17/52 (b)	37,620	2,387
Interest Only, Series 2017-XA-RC1, REMIC, 1.66%, 01/16/60 (b)	24,226	1,585
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 03/17/25	2,386	2,276
Wells Fargo Commercial Mortgage Trust 2017-C39
Interest Only, Series 2017-XA-C39, REMIC, 1.26%, 09/16/50 (b)	75,976	4,463
Wells Fargo Commercial Mortgage Trust 2018-C47
Interest Only, Series 2020-XA-C55, REMIC, 1.44%, 02/18/53 (b)	59,195	5,788
Wells Fargo Commercial Mortgage Trust 2020-C56
Interest Only, Series 2020-XA-C56, REMIC, 1.55%, 06/17/53 (b)	59,623	6,176
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	1,505	1,510
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C19, REMIC, 1.19%, 03/15/47 (b)	19,536	473
Interest Only, Series 2014-XA-C25, REMIC, 0.96%, 11/15/47 (b)	25,840	717
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-B-C23, REMIC, 4.53%, 09/17/24 (b)	2,003	2,148

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (c) (d)	1,736	1,458
York CLO-6 Ltd
Series 2019-A1-1A, 1.61%, (3M USD LIBOR + 1.35%), 07/22/32 (b)	3,500	3,465
ZAIS CLO 2, Limited
Series 2014-A1AR-2A, 1.44%, (3M USD LIBOR + 1.20%), 07/27/26 (b)	361	360
ZAIS CLO 5, Limited
Series 2016-A1-2A, 1.81%, (3M USD LIBOR + 1.53%), 10/16/28 (b)	1,969	1,954
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,290,711)		1,273,972
SHORT TERM INVESTMENTS 3.9%
Investment Companies 3.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (e) (f)	114,528	114,528
Total Short Term Investments (cost $114,528)		114,528
Total Investments 102.9% (cost $2,981,348)		3,026,338
Other Assets and Liabilities, Net (2.9)%		(85,843)
Total Net Assets 100.0%		2,940,495

(a) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2020, the total payable for investments purchased on a delayed delivery basis was $84,064.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $65,148 and 2.2% of the Fund.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 45.7%
Mortgage-Backed Securities 16.6%
Federal Home Loan Mortgage Corporation
4.00%, 05/01/38 - 05/01/48	11,744	12,618
3.50%, 04/01/34 - 02/01/50	6,860	7,367
3.00%, 12/01/32 - 08/01/49	4,577	4,833
2.50%, 07/01/50	991	1,054
3.00%, 11/01/49 - 08/01/50 (a)	4,440	4,809
Federal National Mortgage Association, Inc.
3.00%, 02/01/33 (b)	5,005	5,276
4.00%, 03/01/38 - 11/01/49	24,219	26,275
4.50%, 03/01/39 - 09/01/49	12,419	13,652
TBA, 3.00%, 11/15/47 (a)	2,400	2,515
3.50%, 02/01/48 - 06/01/49 (a)	1,200	1,270
3.00%, 10/01/49 - 09/01/50	21,365	22,714
3.50%, 07/01/34 - 05/01/50	37,803	40,616
TBA, 2.00%, 10/15/31 - 11/15/50 (a)	14,500	14,998
Government National Mortgage Association
4.00%, 02/20/41	11	12
TBA, 2.50%, 10/15/44 - 11/15/46 (a)	5,900	6,188
4.00%, 11/20/44 (b)	1,183	1,297
4.00%, 01/20/45 - 08/20/48	19,926	21,484
3.50%, 09/20/46	905	972
3.50%, 02/20/42 - 02/20/47	14,109	15,260
4.50%, 04/20/47	2,509	2,742
5.00%, 04/20/48	1,190	1,316
3.00%, 08/20/50 (a)	2,998	3,166
		210,434
U.S. Treasury Note 10.9%
Treasury, United States Department of
0.13%, 08/15/23	7,790	7,783
0.25%, 07/31/25	72,780	72,712
1.63%, 09/30/26	25,770	27,679
0.38%, 09/30/27	30,429	30,225
		138,399
U.S. Treasury Bond 9.3%
Treasury, United States Department of
0.00%, 11/15/35 - 08/15/41 (c)	51,970	40,678
3.63%, 02/15/44	2,020	2,952
3.13%, 08/15/44	6,470	8,805
3.00%, 11/15/44	1,900	2,539
2.88%, 11/15/46	1,778	2,350
2.88%, 08/15/45 - 05/15/49	4,316	5,690
2.00%, 02/15/50	12,061	13,640
1.25%, 05/15/50	6,576	6,231
1.38%, 08/15/50	35,500	34,740
		117,625
U.S. Treasury Inflation Indexed Securities 5.7%
Treasury, United States Department of
0.75%, 07/15/28 (d)	5,326	6,132
0.88%, 01/15/29 (d)	18,658	21,716
0.13%, 10/15/24 - 01/15/30 (d)	25,518	27,712
1.00%, 02/15/49 (d)	7,208	10,028
0.25%, 07/15/29 - 02/15/50 (d)	5,425	6,194
		71,782
Sovereign 2.5%
Abu Dhabi, Government of
2.50%, 04/16/25 (e)	110	116
3.13%, 04/16/30 - 09/30/49 (e)	1,060	1,176
1.70%, 03/02/31 (e)	130	128
3.88%, 04/16/50 (e)	710	864
Angola, Government of
9.50%, 11/12/25 (e)	90	79
8.25%, 05/09/28 (e)	60	48
9.38%, 05/08/48 (e)	20	16
Banque Centrale De Tunisie
5.75%, 01/30/25 (e)	120	107
Belarus, Council of Ministers of The Republic of
6.88%, 02/28/23 (e)	115	112
Bermuda, Government of
3.72%, 01/25/27 (e)	215	236
3.38%, 08/20/50 (e)	60	61
Cabinet of Ministers of Ukraine
7.75%, 09/01/21 - 09/01/27 (e)	1,205	1,230
7.38%, 09/25/32 (e)	65	61
Cameroon, Government of
9.50%, 11/19/25 (e)	295	303
El Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	95	127
Gabon, Government of
6.38%, 12/12/24 (e)	40	38
Georgia, Government of
6.88%, 04/12/21 (e)	50	51
Ghana, Government of
10.75%, 10/14/30 (e)	45	55
Gobierno de la Ciudad de Buenos Aires
8.95%, 02/19/21 (e)	70	66
7.50%, 06/01/27 (e) (f)	200	141
Gobierno de la Provincia de Cordoba
7.13%, 06/10/21 (e)	345	205
Gobierno de la Provincia de Mendoza
0.00%, 05/19/24 (e) (g) (h)	10	6
Gobierno de la Provincia de Santa Fe
7.00%, 03/23/23 (e)	10	8
Gobierno de la Republica de Chile
2.45%, 01/31/31	665	693
Gobierno de la Republica de Costa Rica
5.63%, 04/30/43 (e)	65	53
Gobierno de la Republica de Guatemala
4.90%, 06/01/30 (e)	10	11
5.38%, 04/24/32 (e)	200	229
Gobierno de la Republica del Ecuador
0.50%, 07/31/30 - 07/31/35 (e) (f)	290	181
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (e)	200	235
5.40%, 03/30/50 (e)	20	24
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	125	134
4.50%, 04/22/29	70	78
3.25%, 04/16/30 (i)	135	137
6.05%, 01/11/40	145	182
5.75%, 10/12/10	375	433
Government of Commonwealth of the Bahamas
6.00%, 11/21/28 (e)	20	18
Government of Saudi Arabia
2.90%, 10/22/25 (e)	585	624
3.63%, 03/04/28 (e)	65	72
3.25%, 10/22/30 (e)	385	416
3.75%, 01/21/55 (e)	55	59
4.50%, 04/22/60 (e)	345	424
Government of the Independent State of Papua New Guinea
8.38%, 10/04/28 (e)	70	70
Government of the Republic of Panama
2.25%, 09/29/32	200	202
3.87%, 07/23/60	200	229
Government of the Republic of Serbia
7.25%, 09/28/21 (e)	85	90
Government of the Sultanate of Oman
4.13%, 01/17/23 (e)	70	69
5.38%, 03/08/27 (e)	200	183
Iraq, Government of
5.80%, 01/15/28 (j)	375	332
Jamaica, Government of
6.75%, 04/28/28	25	28
7.88%, 07/28/45	35	44
Jordan, The Government Of, The Hashemite Kingdom of
4.95%, 07/07/25 (e)	200	199
Kenya, Government of
6.88%, 06/24/24 (e)	65	66
Kingdom of Bahrain
6.13%, 07/05/22 (e)	45	47

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Ministerio De Gobierno
7.45%, 09/01/24 (e)	170	93
Ministerul Finantelor Publice
4.38%, 08/22/23 (e)	45	49
3.00%, 02/14/31 (e) (i)	60	61
4.00%, 02/14/51 (e)	50	51
Ministry of Defence Republic of Namibia
5.50%, 11/03/21 (e)	15	15
Ministry of Diwan Amiri Affairs
3.40%, 04/16/25 (e)	360	394
4.50%, 04/23/28 (e)	20	24
4.00%, 03/14/29 (e)	200	233
3.75%, 04/16/30 (e)	1,295	1,493
4.82%, 03/14/49 (e)	275	367
4.40%, 04/16/50 (e)	1,000	1,277
Ministry of Finance of the Russian Federation
4.25%, 06/23/27 (j)	200	225
4.38%, 03/21/29 (j)	400	458
5.10%, 03/28/35 (j)	600	736
5.10%, 03/28/35 (e)	200	245
5.25%, 06/23/47 (e)	200	265
Minstry of Finance, Lebenon Republic of
0.00%, 03/09/20 - 04/14/20 (g) (h) (j)	315	55
Morocco, Kingdom of
5.50%, 12/11/42 (e)	15	19
Nigeria, Federal Government of
6.75%, 01/28/21 (e)	35	35
7.63%, 11/21/25 (e)	360	374
Oman Government International Bond
3.88%, 03/08/22 (e)	30	30
Pakistan, Government of
8.25%, 04/15/24 (e)	40	42
People's Government of Inner Mongolia Autonomous Region
5.13%, 04/07/26 (e)	200	201
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 - 04/12/27 (g) (h) (j) (k)	10,380	296
Presidence de la Republique de Cote d'Ivoire
6.38%, 03/03/28 (e)	25	25
5.75%, 12/31/32 (e) (f)	125	115
Presidencia Da Republica Federativa Do Brasil
2.88%, 06/06/25	275	278
3.88%, 06/12/30	70	69
8.25%, 01/20/34	335	447
7.13%, 01/20/37	75	92
4.75%, 01/14/50	50	48
Presidencia De La Nacion
1.00%, 07/09/29	153	69
0.13%, 07/09/30 - 01/09/38 (f)	2,505	1,022
Presidencia de la Republica de Colombia
3.00%, 01/30/30	35	36
5.00%, 06/15/45	130	152
Presidencia de la Republica de El Salvador
7.75%, 01/24/23 (e)	135	132
5.88%, 01/30/25 (e)	15	13
7.65%, 06/15/35 (j)	20	17
7.63%, 02/01/41 (e)	20	17
7.12%, 01/20/50 (e)	5	4
9.50%, 07/15/52 (e)	30	29
Presidencia de la Republica Dominicana
5.50%, 01/27/25 (e)	55	58
6.88%, 01/29/26 (e)	110	122
5.95%, 01/25/27 (e)	240	256
6.00%, 07/19/28 (e)	75	80
4.50%, 01/30/30 (e)	30	29
6.50%, 02/15/48 (e)	15	15
6.40%, 06/05/49 (e)	320	319
5.88%, 01/30/60 (e)	80	75
Saudi Arabia, Government of
4.63%, 10/04/47 (e)	110	134
The Arab Republic of Egypt
6.13%, 01/31/22 (e)	175	179
7.50%, 01/31/27 (e)	625	655
7.60%, 03/01/29 (e)	230	236
8.70%, 03/01/49 (e)	200	195
The Democratic Socialist Republic of Sri Lanka
6.25%, 10/04/20 (e)	145	143
7.85%, 03/14/29 (e)	60	42
7.55%, 03/28/30 (e)	15	10
The Government of Barbados
6.50%, 02/01/21 - 10/01/29 (e)	242	238
The Government of the Republic of Armenia
7.15%, 03/26/25 (e)	20	22
The Government of the Republic of Azerbaijan
4.75%, 03/18/24 (e)	65	68
The Republic of Indonesia, The Government of
4.10%, 04/24/28	145	165
3.85%, 10/15/30	1,500	1,699
8.50%, 10/12/35 (e)	130	208
6.63%, 02/17/37 (e)	30	42
7.75%, 01/17/38 (e)	160	247
5.25%, 01/17/42 (e)	45	57
6.75%, 01/15/44 (e)	70	105
5.13%, 01/15/45 (e)	85	107
5.95%, 01/08/46 (e)	220	308
4.35%, 01/11/48	90	104
4.20%, 10/15/50	1,515	1,748
The Republic of Korea, Government of
1.00%, 09/16/30	200	197
The Republic of Rwanda, Government of
6.63%, 05/02/23 (e)	140	144
The Republic of Uzbekistan
4.75%, 02/20/24 (e)	45	47
The Third Pakistan International Sukuk Co Ltd
5.50%, 10/13/21 (e)	75	75
Turkiye Cumhuriyeti Basbakanlik
5.13%, 03/25/22	415	413
6.25%, 09/26/22	365	368
3.25%, 03/23/23	560	530
6.35%, 08/10/24	200	199
4.25%, 03/13/25	215	197
6.00%, 01/14/41	50	41
4.88%, 04/16/43	150	111
5.75%, 05/11/47	310	244
Viet Nam, Socialist Republic of
4.80%, 11/19/24 (j)	350	391
4.80%, 11/19/24 (e)	15	17
		31,039
Municipal 0.6%
California, State of
7.95%, 03/01/36	—	—
7.63%, 03/01/40	1,390	2,406
Illinois, State of
5.10%, 06/01/33	2,535	2,562
6.63%, 02/01/35	310	342
7.35%, 07/01/35	610	691
New Jersey Economic Development Authority
insured by National Public Finance Guarantee Corp., 7.43%, 02/15/29	1,024	1,274
		7,275
Collateralized Mortgage Obligations 0.1%
Federal National Mortgage Association, Inc.
Series 2013-DJ-44, REMIC, 1.85%, 05/25/33	1,195	1,220
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	600	644
		1,864
Total Government And Agency Obligations (cost $551,685)		578,418
CORPORATE BONDS AND NOTES 36.3%
Financials 13.4%
1MDB Global Investments Limited
4.40%, 03/09/23 (j)	1,000	1,001
AerCap Ireland Capital Designated Activity Company
4.88%, 01/16/24	800	826
2.88%, 08/14/24	888	854
6.50%, 07/15/25	540	582
AIA Group Limited
3.38%, 04/07/30 (e)	1,055	1,175

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
3.20%, 09/16/40 (e)	538	555
AIB Group Public Limited Company
4.75%, 10/12/23 (e)	2,425	2,626
Akbank Turk Anonim Sirketi
5.13%, 03/31/25 (e)	25	23
7.20%, 03/16/27 (e) (l)	60	56
Alfa Bond Issuance Public Limited Company
6.95%, (callable at 100 beginning 04/30/23) (j) (m)	200	197
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (e)	610	639
Ally Financial Inc.
3.05%, 06/05/23	1,441	1,497
1.45%, 10/02/23	349	348
5.13%, 09/30/24	304	339
4.63%, 03/30/25	500	550
5.80%, 05/01/25	741	854
5.75%, 11/20/25	480	539
8.00%, 11/01/31	414	566
American International Group, Inc.
2.50%, 06/30/25	2,200	2,349
3.90%, 04/01/26	2,000	2,274
4.20%, 04/01/28	775	898
3.40%, 06/30/30	2,200	2,429
AmWINS Group, Inc.
7.75%, 07/01/26 (e)	490	525
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (e)	100	101
Ares Capital Corporation
3.88%, 01/15/26	1,926	1,964
Avolon Holdings Funding Limited
3.95%, 07/01/24 (e)	850	811
Azul Investments LLP
5.88%, 10/26/24 (e)	170	128
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (e) (i) (m)	55	52
Banco Macro S.A.
6.75%, 11/04/26 (e)	150	114
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (callable at 100 beginning 07/06/22) (e) (m)	25	25
7.63%, (callable at 100 beginning 01/10/28) (e) (m)	50	50
Bank of America Corporation
4.20%, 08/26/24	100	111
3.25%, 10/21/27	1,875	2,072
4.18%, 11/25/27	3,725	4,273
3.82%, 01/20/28 (l)	1,575	1,784
4.27%, 07/23/29	1,475	1,730
Barclays PLC
4.61%, 02/15/23 (n)	2,400	2,512
2.85%, 05/07/26 (n)	1,270	1,319
5.09%, 06/20/30	2,500	2,823
Bayer US Finance II LLC
3.88%, 12/15/23 (e)	1,900	2,074
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (e)	80	85
Biz Finance PLC
9.63%, 04/27/22 (e)	100	102
BNP Paribas
3.38%, 01/09/25 (e)	975	1,057
2.22%, 06/09/26 (e) (n)	1,123	1,158
BPCE
4.63%, 09/12/28 (e)	975	1,155
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (e)	775	812
Camelot Finance S.A.
4.50%, 11/01/26 (e)	155	158
Capital One Financial Corporation
2.60%, 05/11/23	1,171	1,224
3.65%, 05/11/27	2,113	2,333
CIT Group Inc.
3.93%, 06/19/24	185	186
Citigroup Inc.
4.60%, 03/09/26	309	356
3.40%, 05/01/26	4,925	5,474
4.30%, 11/20/26	200	228
4.13%, 07/25/28	475	545
4.41%, 03/31/31	1,522	1,823
Commonwealth Bank of Australia
3.61%, 09/12/34 (e)	384	416
Corporacion Andina de Fomento
2.38%, 05/12/23	1,100	1,135
Credit Suisse Group AG
6.50%, 08/08/23 (e)	400	453
4.21%, 06/12/24 (e)	1,000	1,081
2.59%, 09/11/25 (e)	1,546	1,613
4.28%, 01/09/28 (e)	2,059	2,333
3.87%, 01/12/29 (e)	303	338
4.19%, 04/01/31 (e) (n)	1,376	1,589
Credit Suisse Group Funding (Guernsey) Ltd
4.55%, 04/17/26	699	813
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.50%, 02/07/26 (e)	35	34
CTR Partnership, L.P.
5.25%, 06/01/25	200	206
Deutsche Bank Aktiengesellschaft
4.50%, 04/01/25	4,000	4,028
Diamond Finance International Limited
5.45%, 06/15/23 (e)	1,125	1,233
6.02%, 06/15/26 (e)	250	294
8.35%, 07/15/46 (e)	450	596
Discover Bank
4.68%, 08/09/28	2,000	2,088
Discover Financial Services
4.50%, 01/30/26	2,000	2,279
EG Global Finance PLC
6.75%, 02/07/25 (e)	141	144
8.50%, 10/30/25 (e)	234	246
Fidelity Bank PLC
10.50%, 10/16/22 (e)	10	11
Ford Motor Credit Company LLC
3.22%, 01/09/22	105	105
3.34%, 03/28/22	80	80
3.09%, 01/09/23	115	113
4.06%, 11/01/24	2,990	2,984
4.69%, 06/09/25	160	162
5.13%, 06/16/25	120	124
5.11%, 05/03/29	190	195
HSBC Holdings PLC
4.95%, 03/31/30 (n)	205	247
HUB International Limited
7.00%, 05/01/26 (e)	420	435
Icahn Enterprises L.P.
4.75%, 09/15/24	185	187
6.38%, 12/15/25	600	618
6.25%, 05/15/26	285	298
5.25%, 05/15/27	265	276
Intesa Sanpaolo S.p.A.
5.71%, 01/15/26 (e)	2,000	2,183
Itau Unibanco Holding S.A.
6.13%, (callable at 100 beginning 12/12/22) (e) (m)	95	92
JPMorgan Chase & Co.
3.96%, 01/29/27	2,050	2,336
3.51%, 01/23/29	1,850	2,082
4.49%, 03/24/31	2,100	2,561
2.96%, 05/13/31	677	725
JSC Bank of Georgia
6.00%, 07/26/23 (e)	200	208
JSC BTA Bank
5.50%, 12/21/22 (e)	147	147
Marsh & Mclennan Companies, Inc.
4.38%, 03/15/29	1,200	1,447
MDGH - GMTN B.V
2.88%, 11/07/29 (e)	200	214

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Moody's Corporation
3.75%, 03/24/25	728	820
Morgan Stanley
3.88%, 04/29/24	1,150	1,268
4.00%, 07/23/25	150	169
5.00%, 11/24/25	3,000	3,519
3.63%, 01/20/27	150	170
4.43%, 01/23/30	2,100	2,512
3.62%, 04/01/31	1,444	1,655
NatWest Group PLC
3.07%, 05/22/28 (n)	712	755
NatWest Markets PLC
2.38%, 05/21/23 (e)	1,333	1,371
5.13%, 05/28/24	1,500	1,639
Nielsen Finance LLC
5.63%, 10/01/28 (e)	185	190
5.88%, 10/01/30 (e)	180	187
Nostrum Oil & Gas Finance B.V.
0.00%, 07/25/22 (e) (g) (h)	570	142
Ooredoo International Finance Limited
3.25%, 02/21/23 (e)	85	89
5.00%, 10/19/25 (e)	50	58
Petrobras Global Finance B.V.
8.75%, 05/23/26	165	206
7.38%, 01/17/27	35	41
5.75%, 02/01/29	70	77
5.09%, 01/15/30	30	31
6.90%, 03/19/49	235	261
Petrobras International Finance Co
6.88%, 01/20/40	125	138
Pine Street Trust I
4.57%, 02/15/29 (e)	1,000	1,141
Pine Street Trust II
5.57%, 02/15/49 (e)	1,000	1,190
Quicken Loans Inc.
5.25%, 01/15/28 (e)	180	190
Regions Bank
6.45%, 06/26/37	1,000	1,374
Regions Financial Corporation
2.25%, 05/18/25	1,000	1,056
SABIC Capital II B.V.
4.00%, 10/10/23 (e)	200	215
Sasol Financing International Limited
4.50%, 11/14/22	115	111
Sasol Financing USA LLC
5.88%, 03/27/24	25	24
SLM Corporation
7.25%, 01/25/22	500	513
Springleaf Finance Corporation
7.13%, 03/15/26	300	335
State Street Corporation
2.83%, 03/30/23 (e)	98	101
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 (e)	1,275	1,395
Synchrony Financial
4.38%, 03/19/24	1,480	1,603
5.15%, 03/19/29	2,759	3,206
Tanger Properties Limited Partnership
3.13%, 09/01/26	3,000	2,876
TCS Finance Designated Activity Company
9.25%, (callable at 100 beginning 09/15/22) (j) (m)	200	210
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (e)	640	804
3.30%, 05/15/50 (e)	234	239
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (e)	400	418
The Goldman Sachs Group, Inc.
4.22%, 05/01/29	7,500	8,738
3.80%, 03/15/30	2,570	2,964
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (l) (n)	2,035	2,107
3.88%, 09/12/23	1,479	1,588
4.52%, 06/25/24 (l) (n)	1,975	2,124
4.27%, 03/22/25 (n)	1,225	1,331
Tiaa Asset Management, LLC
4.00%, 11/01/28 (e)	425	504
Trade and Development Bank of Mongolia LLC
7.25%, 10/23/23 (e)	25	26
Turkiye Cumhuriyeti Ziraat Bankasi Anonim Sirketi
5.13%, 05/03/22 (e)	105	102
Turkiye Sinai Kalkinma Bankasi A.S.
6.00%, 01/23/25 (e)	70	65
Turkiye Vakiflar Bankasi T.A.O.
5.75%, 01/30/23 (e)	120	115
TV Azteca S.A.B. de C.V.
8.25%, 08/09/24 (j)	500	314
UniCredit S.p.A.
6.57%, 01/14/22 (e)	2,000	2,122
Unum Group
4.50%, 03/15/25	1,066	1,182
4.00%, 06/15/29	1,500	1,645
5.75%, 08/15/42	1,500	1,706
USA Compression Finance Corp.
6.88%, 04/01/26	200	198
Usiminas International S.A R.L.
5.88%, 07/18/26 (e) (i)	45	46
USIS Merger Sub, Inc.
6.88%, 05/01/25 (e)	480	487
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (e)	440	448
Volkswagen Group of America, Inc.
2.90%, 05/13/22 (e)	898	928
3.13%, 05/12/23 (e)	782	826
Wells Fargo & Company
2.41%, 10/30/25	650	682
4.48%, 04/04/31	2,110	2,552
5.01%, 04/04/51	3,036	4,156
Westpac Banking Corporation
4.11%, 07/24/34	558	627
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (e)	300	310
		169,282
Energy 5.5%
ADES International Holding PLC
8.63%, 04/24/24 (j)	200	190
Apache Corporation
5.10%, 09/01/40	85	76
7.38%, 08/15/47	30	28
Canadian Natural Resources Limited
3.90%, 02/01/25	1,500	1,623
Cenovus Energy Inc.
4.25%, 04/15/27	1,045	949
Cenub Qaz Dehlizi, Qsc
6.88%, 03/24/26 (e)	65	74
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	605	619
5.63%, 10/01/26	265	276
Cheniere Energy, Inc.
4.63%, 10/15/28 (e) (n)	290	298
Citgo Petroleum Corporation
6.25%, 08/15/22 (e)	850	844
7.00%, 06/15/25 (e)	70	68
Comstock Escrow Corporation
9.75%, 08/15/26	300	308
Continental Resources, Inc.
4.50%, 04/15/23	4,375	4,171
4.38%, 01/15/28	200	173
Crestwood Midstream Partners LP
6.25%, 04/01/23 (f)	55	54
5.75%, 04/01/25	612	558
5.63%, 05/01/27 (e)	788	704
CVR Energy, Inc.
5.25%, 02/15/25 (e)	200	176
5.75%, 02/15/28 (e)	285	246
DCP Midstream Operating, LP
5.38%, 07/15/25	400	413

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
5.63%, 07/15/27	230	235
5.13%, 05/15/29	225	222
Devon Energy Corporation
5.85%, 12/15/25	452	506
4.75%, 05/15/42	800	733
DTEK Finance PLC
10.75%, 12/31/24 (f) (j) (o)	205	136
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (e)	45	46
5.50%, 01/30/26 (e)	15	15
5.75%, 01/30/28 (e)	160	161
Energy Transfer LP
4.20%, 09/15/23	1,775	1,870
5.50%, 06/01/27	1,400	1,541
5.25%, 04/15/29	1,125	1,210
3.75%, 05/15/30	327	317
5.30%, 04/15/47	700	646
6.00%, 06/15/48	490	490
5.00%, 05/15/50	731	674
EQM Midstream Partners, LP
4.75%, 07/15/23	3,250	3,230
6.50%, 07/01/27 (e)	115	122
Exxon Mobil Corporation
3.48%, 03/19/30	2,230	2,570
Frontera Energy Corporation
9.70%, 06/25/23 (e)	55	45
Geopark Limited
6.50%, 09/21/24 (e)	65	61
Global Partners LP
7.00%, 06/15/23 - 08/01/27	582	594
6.88%, 01/15/29 (e)	205	207
Halliburton Company
3.80%, 11/15/25	14	15
Hess Corporation
4.30%, 04/01/27	120	125
7.13%, 03/15/33	151	182
5.60%, 02/15/41	210	227
5.80%, 04/01/47	601	657
Hess Infrastructure Partners LP
5.63%, 02/15/26 (e)	345	351
Hess Midstream Operations LP
5.13%, 06/15/28 (e)	205	205
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (e)	135	122
Holly Energy Partners, L.P.
5.00%, 02/01/28 (e)	230	225
Jonah Energy LLC
7.25%, 10/15/25 (e)	200	22
JSC National Company 'KazMunayGas'
3.88%, 04/19/22 (e)	75	78
Kondor Finance PLC
7.38%, 07/19/22 (j)	200	201
Kosmos Energy Ltd.
7.13%, 04/04/26 (e)	345	303
Leviathan Bond Ltd
5.75%, 06/30/23 (j)	80	82
6.13%, 06/30/25 (j)	50	52
Marathon Oil Corporation
4.40%, 07/15/27	650	647
Marathon Petroleum Corporation
3.80%, 04/01/28	625	676
Medco Platinum Road Pte. Ltd.
6.75%, 01/30/25 (e)	25	24
MEG Energy Corp.
7.13%, 02/01/27 (e)	152	136
Mesquite Energy, Inc.
15.00%, 07/15/23 (j) (n) (o) (p)	24	24
MPLX LP
4.80%, 02/15/29	500	569
4.50%, 04/15/38	675	688
4.70%, 04/15/48	325	329
New Fortress Energy Inc.
6.75%, 09/15/25 (e)	345	361
Occidental Petroleum Corporation
2.90%, 08/15/24	751	628
5.55%, 03/15/26	295	265
3.40%, 04/15/26	115	91
3.20%, 08/15/26	90	71
3.50%, 08/15/29	393	301
8.88%, 07/15/30	125	128
7.50%, 05/01/31	380	365
7.88%, 09/15/31	35	34
6.45%, 09/15/36	1,450	1,232
4.30%, 08/15/39	101	70
6.20%, 03/15/40	60	50
6.60%, 03/15/46	1,375	1,186
4.20%, 03/15/48	85	58
4.40%, 04/15/46 - 08/15/49	171	120
Oleoducto Central S.A.
4.00%, 07/14/27 (e)	55	57
Ovintiv Canada ULC
5.15%, 11/15/41	1,996	1,565
PBF Holding Company LLC
9.25%, 05/15/25 (e)	410	420
7.25%, 06/15/25	215	163
PBF Logistics LP
6.88%, 05/15/23	300	285
PDV America, Inc.
9.25%, 08/01/24 (e)	90	86
Pemex Project Funding Master Trust
8.63%, 02/01/22 (f)	110	116
6.63%, 06/15/35	410	336
Petroleos Mexicanos
6.38%, 02/04/21 - 01/23/45	80	65
3.90%, (3M USD LIBOR + 3.65%), 03/11/22 (l)	90	88
5.38%, 03/13/22	85	86
3.50%, 01/30/23 (i)	415	408
4.88%, 01/24/22 - 01/18/24	405	403
6.49%, 01/23/27 (e)	395	368
6.84%, 01/23/30 (e)	775	690
5.95%, 01/28/31 (e)	1,830	1,525
6.50%, 06/02/41	40	31
6.75%, 09/21/47	8,670	6,589
7.69%, 01/23/50 (e)	796	657
PETRONAS Capital Limited
3.50%, 04/21/30 (e)	50	56
Phillips 66
3.70%, 04/06/23	67	72
3.85%, 04/09/25	87	97
3.90%, 03/15/28	1,425	1,601
PK Borets , OOO Proizvodstvennaya Kompaniya Borets, OOO
6.00%, 09/17/26 (e)	200	200
Plains All American Pipeline, L.P.
3.85%, 10/15/23	800	836
4.50%, 12/15/26	1,450	1,546
3.55%, 12/15/29	188	182
PT Adaro Indonesia
4.25%, 10/31/24 (e)	135	132
Rattler Midstream LP
5.63%, 07/15/25 (e)	320	322
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30 (e) (n)	1,251	1,409
Sanchez Energy Corporation
0.00%, 02/15/23 (e) (g) (h)	269	1
Saudi Arabian Oil Company
3.50%, 04/16/29 (e)	580	636
4.25%, 04/16/39 (e)	60	69
4.38%, 04/16/49 (e)	60	72
Sunoco Logistics Partners Operations L.P.
4.25%, 04/01/24	500	525
5.40%, 10/01/47	200	189
Sunoco LP
4.88%, 01/15/23	55	55
5.50%, 02/15/26	235	235
6.00%, 04/15/27	5	5
5.88%, 03/15/28	95	98
Targa Resource Corporation
5.13%, 02/01/25	300	300
6.50%, 07/15/27	400	418

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
4.88%, 02/01/31 (e)	85	82
Tecpetrol
4.88%, 12/12/22 (e)	20	18
The Oil And Gas Holding Company B.S.C.
7.63%, 11/07/24 (e)	95	102
7.50%, 10/25/27 (e)	30	32
The Williams Companies, Inc.
3.50%, 11/15/30	1,306	1,418
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30 (e)	158	171
3.95%, 05/15/50 (e)	509	530
Transportadora de Gas del Sur S.A.
6.75%, 05/02/25 (e)	150	121
Tullow Oil PLC
6.25%, 04/15/22 (e)	575	294
Valero Energy Corporation
2.70%, 04/15/23	236	245
2.85%, 04/15/25	136	143
Viper Energy Partners LP
5.38%, 11/01/27 (e)	200	198
Weatherford International Ltd.
11.00%, 12/01/24 (e)	56	34
Western Midstream Operating, LP
4.00%, 07/01/22	40	40
4.10%, 02/01/25 (q)	170	162
3.95%, 06/01/25	1,314	1,240
4.65%, 07/01/26	255	248
5.05%, 02/01/30 (q)	280	272
5.30%, 03/01/48	80	65
6.25%, 02/01/50 (q)	30	28
Williams Partners L.P.
3.90%, 01/15/25	1,275	1,391
YPF Sociedad Anonima
8.75%, 04/04/24 (e)	455	365
8.50%, 03/23/21 - 03/23/25 (e)	334	267
		68,839
Communication Services 4.0%
Altice Financing S.A.
7.50%, 05/15/26 (e)	285	302
5.00%, 01/15/28 (e)	200	194
Altice France
7.38%, 05/01/26 (e)	475	498
6.00%, 02/15/28 (e)	425	405
Altice France Holding S.A.
8.13%, 02/01/27 (e)	1,180	1,285
5.13%, 01/15/29 (e)	270	270
AT&T Inc.
4.10%, 02/15/28	203	234
4.35%, 03/01/29	450	528
4.30%, 02/15/30	415	491
4.90%, 08/15/37	400	483
5.45%, 03/01/47	500	643
Axtel, S.A.B. de C.V.
6.38%, 11/14/24 (e)	80	83
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (e)	1,260	1,305
Cable Onda, S.A.
4.50%, 01/30/30 (e)	200	209
Cablevision Lightpath LLC
3.88%, 09/15/27 (e)	45	45
5.63%, 09/15/28 (e)	35	36
CCO Holdings, LLC
4.00%, 03/01/23 (e)	600	607
5.75%, 02/15/26 (e)	845	878
5.13%, 05/01/27 (e)	85	89
5.00%, 02/01/28 (e)	645	678
4.75%, 03/01/30 (e)	180	191
4.50%, 08/15/30 (e)	110	115
CenturyLink, Inc.
5.63%, 04/01/25	405	433
5.13%, 12/15/26 (e)	600	614
6.88%, 01/15/28	10	11
Charter Communications Operating, LLC
4.50%, 02/01/24	3,100	3,430
4.91%, 07/23/25	1,700	1,961
5.38%, 05/01/47	1,000	1,183
Colombia Telecomunicaciones, S.A. ESP
4.95%, 07/17/30 (e)	45	47
Comcast Corporation
4.15%, 10/15/28	1,400	1,684
4.25%, 10/15/30	1,075	1,320
Comcel Trust
6.88%, 02/06/24 (e)	200	204
CSC Holdings, LLC
5.25%, 06/01/24	300	322
5.75%, 01/15/30 (e)	585	622
4.13%, 12/01/30 (e)	190	193
Digicel Group Limited
6.75%, 03/01/23 (e)	50	32
Discovery Communications, LLC
3.63%, 05/15/30	539	598
4.65%, 05/15/50	1,453	1,648
DISH DBS Corporation
7.75%, 07/01/26	500	550
Dish Network Corporation
2.38%, 03/15/24 (n)	376	341
3.38%, 08/15/26 (n)	150	137
Fox Corporation
4.03%, 01/25/24	650	715
4.71%, 01/25/29	550	659
Frontier Communications Corporation
8.00%, 04/01/27 (e)	990	990
GTH Finance B.V.
7.25%, 04/26/23 (e)	130	143
Intelsat Jackson Holdings S.A.
8.00%, 02/15/24 (e)	945	960
0.00%, 10/15/24 (e) (g) (h)	200	129
Level 3 Financing, Inc.
4.63%, 09/15/27 (e)	190	195
4.25%, 07/01/28 (e)	230	233
3.63%, 01/15/29 (e)	35	35
Match Group Holdings II, LLC
4.13%, 08/01/30 (e)	45	46
Millicom International Cellular SA
6.00%, 03/15/25 (e)	585	601
6.63%, 10/15/26 (e)	250	268
5.13%, 01/15/28 (e)	200	207
MTN (Mauritius) Investments Limited
6.50%, 10/13/26 (e)	50	56
Netflix, Inc.
3.63%, 06/15/25 (e)	160	167
4.88%, 04/15/28	500	562
5.88%, 11/15/28	115	137
6.38%, 05/15/29	35	43
5.38%, 11/15/29 (e)	30	35
Sable International Finance Limited
5.75%, 09/07/27 (e)	55	58
Sirius XM Radio Inc.
3.88%, 08/01/22 (e)	200	202
5.38%, 07/15/26 (e)	170	177
5.00%, 08/01/27 (e)	400	418
4.13%, 07/01/30 (e)	55	56
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	528
5.50%, 09/01/41	4,071	4,924
Sprint Capital Corporation
6.88%, 11/15/28	585	729
TBG Global Pte. Ltd.
5.25%, 02/10/22 (j)	200	201
Telecom Italia S.p.A.
5.30%, 05/30/24 (e)	400	434
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (e)	201	203
The Walt Disney Company
3.80%, 03/22/30 (n)	1,450	1,711
4.70%, 03/23/50	1,045	1,378
T-Mobile USA, Inc.
6.50%, 01/15/26	365	381
4.50%, 02/01/26	295	304

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
3.75%, 04/15/27 (e)	1,165	1,304
4.75%, 02/01/28	65	70
3.88%, 04/15/30 (e)	335	382
4.38%, 04/15/40 (e)	40	47
4.50%, 04/15/50 (e)	40	48
Univision Communications Inc.
9.50%, 05/01/25 (e)	35	38
6.63%, 06/01/27 (e)	40	39
Verizon Communications Inc.
3.00%, 03/22/27	184	205
5.25%, 03/16/37	550	761
4.86%, 08/21/46	580	789
5.01%, 04/15/49	1,413	2,023
VFU Funding PLC
6.20%, 02/11/25 (e)	200	199
Virgin Media Finance PLC
5.00%, 07/15/30 (e)	215	215
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (e)	200	208
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (e)	225	225
VTR Comunicaciones SpA
5.13%, 01/15/28 (e)	35	36
VTR Finance B.V.
6.38%, 07/15/28 (e)	70	73
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (e)	95	94
6.13%, 03/01/28 (e)	355	366
Ziggo Bond Company B.V.
5.13%, 02/28/30 (e)	545	551
		50,457
Consumer Staples 2.5%
Altria Group, Inc.
3.80%, 02/14/24	1,825	1,992
4.40%, 02/14/26	25	29
3.88%, 09/16/46	4,000	4,078
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	975	1,175
4.90%, 02/01/46	1,025	1,256
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,000	4,621
4.75%, 01/23/29	1,750	2,128
3.50%, 06/01/30	500	570
4.35%, 06/01/40	500	581
4.60%, 04/15/48 - 06/01/60	1,150	1,385
4.50%, 06/01/50	500	599
5.80%, 01/23/59	1,000	1,426
BAT Capital Corp.
3.22%, 08/15/24	1,580	1,689
Camposol SA
6.00%, 02/04/27 (e)	30	31
Cosan Overseas Limited
8.25%, (callable at 100 beginning 02/05/21) (j) (m)	390	398
Darling Ingredients Inc.
5.25%, 04/15/27 (e)	230	242
JBS Investments II GmbH
7.00%, 01/15/26 (e)	45	48
JBS USA Finance, Inc.
6.75%, 02/15/28 (e)	500	545
JBS USA Food Company
5.75%, 06/15/25 (e)	175	180
6.50%, 04/15/29 (e)	465	516
5.50%, 01/15/30 (e)	805	877
Kraft Heinz Foods Company
5.00%, 07/15/35	205	236
MHP SE SA
7.75%, 05/10/24 (e)	75	78
Performance Food Group Company
5.50%, 10/15/27 (e)	180	185
Performance Food Group, Inc.
6.88%, 05/01/25 (e) (i)	210	224
Post Holdings, Inc.
5.00%, 08/15/26 (e)	20	21
5.75%, 03/01/27 (e)	465	489
5.63%, 01/15/28 (e)	70	74
5.50%, 12/15/29 (e)	246	264
4.63%, 04/15/30 (e)	95	98
Reynolds American Inc.
4.45%, 06/12/25	325	366
5.85%, 08/15/45	1,000	1,214
Safeway Inc.
3.50%, 02/15/23 (e)	5	5
Sysco Corporation
5.65%, 04/01/25 (q)	400	473
5.95%, 04/01/30 (q)	500	631
6.60%, 04/01/40 - 04/01/50 (q)	1,000	1,379
The Coca-Cola Company
3.38%, 03/25/27	893	1,023
3.45%, 03/25/30	498	588
Treehouse Foods, Inc.
4.00%, 09/01/28	145	147
U.S. Foods Inc.
6.25%, 04/15/25 (e)	140	148
		32,009
Real Estate 2.4%
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/30	600	757
American Homes 4 Rent, L.P.
4.90%, 02/15/29	1,100	1,308
Boston Properties Limited Partnership
3.25%, 01/30/31	613	659
Brandywine Operating Partnership, L.P.
4.10%, 10/01/24	1,233	1,295
4.55%, 10/01/29	189	201
Brixmor Operating Partnership LP
3.85%, 02/01/25	3,000	3,203
4.13%, 05/15/29	631	682
4.05%, 07/01/30	773	827
Communications Sales & Leasing Inc.
7.13%, 12/15/24 (e)	90	87
CoreCivic, Inc.
4.63%, 05/01/23 (i)	300	287
Corporate Office Properties Trust
2.25%, 03/15/26	257	260
Healthcare Trust of America Holdings, LP
3.50%, 08/01/26	201	225
3.10%, 02/15/30	193	208
Hudson Pacific Properties, L.P.
4.65%, 04/01/29	2,500	2,850
Kilroy Realty, L.P.
4.75%, 12/15/28	925	1,074
Lexington Realty Trust
2.70%, 09/15/30	123	125
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	200	212
4.63%, 06/15/25 (e)	55	56
MPT Operating Partnership, L.P.
6.38%, 03/01/24	300	308
National Retail Properties, Inc.
3.60%, 12/15/26	1,250	1,354
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	900	961
4.50%, 04/01/27	5,000	5,364
3.63%, 10/01/29	852	862
Realty Income Corporation
3.25%, 01/15/31	156	172
Retail Properties of America, Inc.
4.75%, 09/15/30	58	58
Simon Property Group, L.P.
2.45%, 09/13/29	257	254
Starwood Property Trust, Inc.
4.75%, 03/15/25	200	193
The GEO Group, Inc.
5.88%, 10/15/24	40	31
6.00%, 04/15/26	185	132
The Howard Hughes Corporation
5.38%, 03/15/25 (e)	300	305

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Uniti Group Inc.
7.88%, 02/15/25 (e)	675	715
Ventas Realty, Limited Partnership
3.00%, 01/15/30	1,104	1,122
4.75%, 11/15/30	1,439	1,664
Vereit Operating Partnership, L.P.
4.63%, 11/01/25	1,475	1,623
3.95%, 08/15/27	650	690
3.40%, 01/15/28	238	248
VICI Properties Inc.
3.50%, 02/15/25 (e)	80	79
4.25%, 12/01/26 (e)	120	121
4.63%, 12/01/29 (e)	150	153
		30,725
Industrials 1.8%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (e)	425	444
AECOM
5.88%, 10/15/24	500	543
5.13%, 03/15/27	320	345
Aeropuertos Argentina 2000 S.A.
9.38%, 02/01/27 (e) (o)	290	200
Air Lease Corporation
3.38%, 07/01/25	961	981
3.75%, 06/01/26	3,475	3,532
APX Group, Inc.
6.75%, 02/15/27 (e)	210	218
BBA U.S. Holdings, Inc.
5.38%, 05/01/26 (e)	300	303
Bombardier Inc.
6.00%, 10/15/22 (e)	90	84
6.13%, 01/15/23 (e)	400	342
7.50%, 12/01/24 - 03/15/25 (e)	115	86
7.88%, 04/15/27 (e)	290	218
Brand Energy & Infrastructure Services, Inc.
8.50%, 07/15/25 (e)	625	590
BWXT Government Group, Inc.
5.38%, 07/15/26 (e)	300	312
4.13%, 06/30/28 (e)	175	180
DP World Crescent Limited
3.75%, 01/30/30 (e)	65	67
DP World UAE Region FZE
5.63%, 09/25/48 (e)	35	40
Elementia, S.A.B. De C.V.
5.50%, 01/15/25 (e)	100	97
Embraer Overseas Limited
5.70%, 09/16/23 (e)	11	11
Georgian Railway JSC
7.75%, 07/11/22 (e)	40	42
HTA Group Limited
7.00%, 12/18/25 (e)	25	26
IHS Netherlands Holdco B.V.
7.13%, 03/18/25 (e)	240	245
Indika Energy Capital II Pte. Ltd.
6.88%, 04/10/22 (e)	280	280
LBC Tank Terminals Holding Netherlands B.V.
6.88%, 05/15/23 (e)	305	306
Moog Inc.
4.25%, 12/15/27 (e)	200	205
Park Aerospace Holdings Limited
5.50%, 02/15/24 (e)	4,000	4,046
Pike Corporation
5.50%, 09/01/28 (e)	295	296
Rumo Luxembourg SARL
7.38%, 02/09/24 (e)	355	371
Shortline PLC
9.88%, 09/15/21 (e)	40	40
Tempo Acquisition, LLC
5.75%, 06/01/25 (e)	120	126
6.75%, 06/01/25 (e)	600	612
The Boeing Company
5.04%, 05/01/27 (q)	555	611
5.15%, 05/01/30 (q)	555	623
5.71%, 05/01/40 (q)	560	652
5.81%, 05/01/50 (q)	600	723
5.93%, 05/01/60 (q)	560	692
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (e) (i)	930	945
TransDigm Inc.
6.50%, 05/15/25	30	30
8.00%, 12/15/25 (e)	325	353
6.25%, 03/15/26 (e)	500	522
6.38%, 06/15/26	365	366
7.50%, 03/15/27	60	62
5.50%, 11/15/27	830	798
Transdigm UK Holdings PLC
6.88%, 05/15/26	65	65
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (e)	536	555
8.50%, 08/15/27 (e)	35	38
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (e)	475	494
XPO Logistics, Inc.
6.25%, 05/01/25 (e)	275	294
		23,011
Utilities 1.8%
Abu Dhabi National Energy Company - J S C
4.88%, 04/23/30 (e)	20	25
4.00%, 10/03/49 (e)	35	41
Berkshire Hathaway Energy Company
4.05%, 04/15/25 (e)	1,784	2,034
3.25%, 04/15/28	475	540
Clearway Energy Operating LLC
5.00%, 09/15/26	330	342
4.75%, 03/15/28 (e)	35	36
Cleco Corporate Holdings LLC
3.38%, 09/15/29	1,499	1,522
Consolidated Edison Company of New York, Inc.
3.35%, 04/01/30	114	131
Duke Energy Corporation
3.15%, 08/15/27	2,150	2,376
2.45%, 06/01/30	427	450
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (e)	209	210
Entergy Corporation
2.80%, 06/15/30	438	474
ESKOM Holdings
5.75%, 01/26/21 (e)	1,225	1,197
6.75%, 08/06/23 (e)	80	74
Exelon Corporation
4.05%, 04/15/30	250	292
4.70%, 04/15/50	111	142
MidAmerican Energy Company
3.65%, 04/15/29	800	946
NextEra Energy Operating Partners, LP
4.25%, 07/15/24 (e)	300	313
NiSource Inc.
2.95%, 09/01/29	1,265	1,368
NRG Energy, Inc.
7.25%, 05/15/26	300	319
Pacific Gas And Electric Company
5.25%, 07/01/30	295	285
Pattern Energy Group Inc.
4.50%, 08/15/28 (e)	80	83
Petrobras Argentina S.A.
7.38%, 07/21/23 (e)	20	17
Puget Energy, Inc.
4.10%, 06/15/30 (e)	516	574
Southern California Edison Company
3.70%, 08/01/25	1,425	1,585
4.20%, 03/01/29	975	1,123
Talen Energy Supply, LLC
7.63%, 06/01/28 (e)	75	74
Termocandelaria Power Ltd.
7.88%, 01/30/29 (e)	50	54
The AES Corporation
5.50%, 04/15/25	300	309
3.30%, 07/15/25 (e)	1,317	1,402

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
3.95%, 07/15/30 (e)	1,148	1,269
The Southern Company
3.25%, 07/01/26	1,850	2,055
Vistra Operations Company LLC
5.63%, 02/15/27 (e)	140	148
5.00%, 07/31/27 (e)	430	452
		22,262
Health Care 1.6%
Avantor, Inc.
6.00%, 10/01/24 (e)	200	209
Bausch Health Companies Inc.
5.88%, 05/15/23 (e)	27	27
7.00%, 03/15/24 (e)	200	207
5.50%, 11/01/25 (e)	130	133
9.25%, 04/01/26 (e)	400	440
Centene Corporation
4.75%, 01/15/25	495	508
5.25%, 04/01/25 (e)	455	473
4.25%, 12/15/27	845	884
4.63%, 12/15/29	840	905
3.38%, 02/15/30	495	514
Centene Escrow I Corporation
5.38%, 06/01/26 (e)	155	164
Charles River Laboratories International, Inc.
5.50%, 04/01/26 (e)	200	211
4.25%, 05/01/28 (e)	20	21
Cigna Holding Company
4.90%, 12/15/48	1,000	1,294
Community Health Systems, Inc.
6.25%, 03/31/23	215	210
8.63%, 01/15/24 (e)	500	497
8.00%, 03/15/26 (e)	125	123
CVS Health Corporation
4.10%, 03/25/25	28	32
3.88%, 07/20/25	2,475	2,790
3.00%, 08/15/26	92	100
3.63%, 04/01/27	259	291
4.78%, 03/25/38	1,100	1,328
DaVita Inc.
4.63%, 06/01/30 (e)	305	312
Elanco Animal Health
5.27%, 08/28/23 (q)	550	590
Fresenius Medical Care Holdings, Inc.
4.88%, 06/15/27 (e)	115	119
HCA Inc.
5.38%, 02/01/25	925	1,013
5.88%, 02/15/26	700	784
Hologic, Inc.
4.38%, 10/15/25 (e)	200	204
3.25%, 02/15/29 (e)	200	202
IQVIA Inc.
5.00%, 05/15/27 (e)	300	314
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (e)	230	236
Radiology Partners, Inc.
9.25%, 02/01/28 (e)	105	109
Teleflex Incorporated
4.88%, 06/01/26	300	310
4.25%, 06/01/28 (e)	55	57
Tenet Healthcare Corporation
6.75%, 06/15/23	500	526
7.50%, 04/01/25 (e)	330	356
7.00%, 08/01/25 (i)	400	412
4.88%, 01/01/26 (e)	100	101
6.25%, 02/01/27 (e)	70	72
5.13%, 11/01/27 (e)	500	514
4.63%, 06/15/28 (e)	70	71
6.13%, 10/01/28 (e)	285	278
Teva Pharmaceutical Finance IV B.V.
3.65%, 11/10/21	75	75
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/23	55	53
UnitedHealth Group Incorporated
2.75%, 05/15/40	241	253
Upjohn Inc.
1.13%, 06/22/22 (e)	456	460
1.65%, 06/22/25 (e)	147	150
2.70%, 06/22/30 (e)	745	773
3.85%, 06/22/40 (e)	325	351
4.00%, 06/22/50 (e)	560	595
		20,651
Consumer Discretionary 1.6%
Aramark Services, Inc.
6.38%, 05/01/25 (e)	130	135
5.00%, 02/01/28 (e)	1,160	1,168
AutoNation, Inc.
4.75%, 06/01/30	117	138
AutoZone, Inc.
3.63%, 04/15/25	164	183
4.00%, 04/15/30	762	902
Boyd Gaming Corporation
6.38%, 04/01/26	130	135
6.00%, 08/15/26	65	67
4.75%, 12/01/27	185	181
Corporacion GEO S.A.B. de C.V.
0.00%, 04/13/21 (g) (h) (p)	99	—
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (e)	600	580
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/25 (e)	25	26
Dollar Tree, Inc.
4.00%, 05/15/25	1,050	1,183
4.20%, 05/15/28	1,125	1,325
Eldorado Resorts, Inc.
6.25%, 07/01/25 (e)	335	349
8.13%, 07/01/27 (e)	165	175
Evrotorg, OOO
8.75%, 10/30/22 (e)	170	170
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (e)	315	311
Golden Entertainment, Inc.
7.63%, 04/15/26 (e)	300	296
Hasbro, Inc.
2.60%, 11/19/22 (q)	268	277
3.00%, 11/19/24 (q)	610	647
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	200	201
KFC Holding Co.
5.00%, 06/01/24 (e)	200	205
Laureate Education, Inc.
8.25%, 05/01/25 (e)	300	319
Lowe`s Companies, Inc.
4.50%, 04/15/30	549	679
5.00%, 04/15/40	350	460
5.13%, 04/15/50	414	568
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (e)	55	58
Mattel, Inc.
6.75%, 12/31/25 (e)	315	332
5.88%, 12/15/27 (e)	50	54
McDonald's Corporation
3.50%, 07/01/27	243	276
3.60%, 07/01/30	290	338
4.20%, 04/01/50	146	178
Metalsa, S.A. de C.V.
4.90%, 04/24/23 (e)	205	206
NagaCorp Ltd.
9.38%, 05/21/21 (e)	115	117
7.95%, 07/06/24 (j)	200	201
NCL Corporation Ltd.
12.25%, 05/15/24 (e)	5	6
New Golden Nugget Inc.
6.75%, 10/15/24 (e)	320	267
Northwest Fiber, LLC
10.75%, 06/01/28 (e)	280	307
O'Reilly Automotive, Inc.
4.20%, 04/01/30	170	204

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (e)	300	306
5.75%, 04/15/25 (e)	60	64
4.38%, 01/15/28 (e)	170	174
4.00%, 10/15/30 (e)	300	302
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (e)	40	44
9.13%, 06/15/23 (e)	10	11
Scientific Games International, Inc.
5.00%, 10/15/25 (e)	150	151
Service Corporation International
5.13%, 06/01/29	440	488
Sotheby's, Inc.
7.38%, 10/15/27 (e) (i)	295	297
Stars Group Holdings B.V.
7.00%, 07/15/26 (e)	455	482
Station Casinos LLC
5.00%, 10/01/25 (e)	30	29
The TJX Companies, Inc.
3.75%, 04/15/27	622	714
3.88%, 04/15/30	1,155	1,369
The William Carter Company
5.63%, 03/15/27 (e)	200	211
Toyota Motor Credit Corporation
2.90%, 03/30/23	1,108	1,174
Wolverine World Wide, Inc.
6.38%, 05/15/25 (e)	210	222
Wyndham Hotels & Resorts, Inc.
5.38%, 04/15/26 (e)	200	203
Wynn Las Vegas, LLC
5.50%, 03/01/25 (e)	240	230
5.25%, 05/15/27 (e)	160	150
Wynn Macau, Limited
4.88%, 10/01/24 (e)	185	182
Wynn Resorts Finance, LLC
7.75%, 04/15/25 (e)	155	164
Yum! Brands, Inc.
7.75%, 04/01/25 (e)	350	387
		20,578
Information Technology 0.9%
Ascend Learning, LLC
6.88%, 08/01/25 (e)	377	387
ASGN Incorporated
4.63%, 05/15/28 (e)	65	65
Banff Merger Sub Inc.
9.75%, 09/01/26 (e)	220	232
Black Knight Infoserv, LLC
3.63%, 09/01/28 (e)	255	258
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (e)	285	292
Boxer Parent Company Inc.
7.13%, 10/02/25 (e)	80	85
CDK Global, Inc.
4.88%, 06/01/27	300	315
Dell International L.L.C.
5.85%, 07/15/25 (e)	182	212
6.10%, 07/15/27 (e)	334	395
6.20%, 07/15/30 (e)	289	346
Ensemble S Merger Sub, Inc.
9.00%, 09/30/23 (e) (i)	355	355
Entegris, Inc.
4.38%, 04/15/28 (e)	155	160
Five Corners Funding Trust II
2.85%, 05/15/30 (e)	1,463	1,576
Gartner, Inc.
4.50%, 07/01/28 (e)	145	152
3.75%, 10/01/30 (e)	95	96
Inception Merger Sub, Inc.
8.63%, 11/15/24 (e) (i)	775	811
Micron Technology, Inc.
2.50%, 04/24/23	989	1,027
NortonLifelock Inc.
3.95%, 06/15/22	400	412
Nuance Communications, Inc.
5.63%, 12/15/26	335	354
On Semiconductor Corporation
3.88%, 09/01/28 (e)	110	112
Open Text Corporation
5.88%, 06/01/26 (e)	235	244
3.88%, 02/15/28 (e)	105	106
Oracle Corporation
2.80%, 04/01/27	991	1,087
3.60%, 04/01/40	990	1,116
Radiate HoldCo, LLC
4.50%, 09/15/26 (e)	240	241
6.50%, 09/15/28 (e)	290	298
Refinitiv US Holdings Inc.
8.25%, 11/15/26 (e)	280	307
SS&C Technologies, Inc.
5.50%, 09/30/27 (e)	300	318
TTM Technologies, Inc.
5.63%, 10/01/25 (e)	415	423
		11,782
Materials 0.8%
Allegheny Technologies Incorporated
5.88%, 12/01/27 (i)	346	333
Avantor Funding, Inc.
4.63%, 07/15/28 (e)	285	295
Axalta Coating Systems, LLC
4.75%, 06/15/27 (e)	210	216
Berry Global Escrow Corporation
4.88%, 07/15/26 (e)	200	210
Celtic Resources Holdings Designated Activity Company
4.13%, 10/09/24 (e)	45	48
CEMEX S.A.B. de C.V.
7.75%, 04/16/26 (e)	50	53
CF Industries, Inc.
4.95%, 06/01/43	5	6
5.38%, 03/15/44	290	349
Chevron Phillips Chemical Company LLC
5.13%, 04/01/25 (e)	826	971
Cimpor Financial Operations B.V.
5.75%, 07/17/24 (e)	225	163
Consolidated Energy Holdings, LLC
6.88%, 06/15/25 (e)	10	9
6.50%, 05/15/26 (e)	270	236
Corporacion Nacional del Cobre de Chile
3.70%, 01/30/50 (e)	75	79
Crown Americas LLC
4.50%, 01/15/23	300	311
CSN Resources S.A.
7.63%, 02/13/23 (e)	430	444
First Quantum Minerals Ltd
7.25%, 05/15/22 - 04/01/23 (e)	735	734
6.50%, 03/01/24 (e)	300	287
7.50%, 04/01/25 (e)	50	49
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (e)	170	170
7.88%, 07/15/26 (e)	370	377
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (e)	5	5
Fresnillo PLC
4.25%, 10/02/50 (e)	200	197
Gold Fields Orogen Holding (BVI) Limited
4.88%, 10/07/20 (e)	140	140
5.13%, 05/15/24 (e)	100	109
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (e)	35	36
Kaiser Aluminum Corporation
6.50%, 05/01/25 (e)	95	98
4.63%, 03/01/28 (e)	245	229
Methanex Corporation
5.13%, 10/15/27	285	284
Metinvest B.V.
7.75%, 04/23/23 (e) (i)	355	363
Nexa Resources S.A.
6.50%, 01/18/28 (e)	25	27

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Nufarm Australia Limited
5.75%, 04/30/26 (e)	300	305
Office Cherifien Des Phosphates
6.88%, 04/25/44 (e)	20	25
Olin Corporation
5.13%, 09/15/27	200	198
5.63%, 08/01/29	160	157
5.00%, 02/01/30	155	146
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25 (e)	300	319
Petkim Petrokimya Holding Anonim Sirketi
5.88%, 01/26/23 (e)	155	153
PT Bukit Makmur Mandiri Utama
7.75%, 02/13/22 (e)	175	147
PT Indonesia Asahan Aluminium (Persero)
5.45%, 05/15/30 (e)	35	40
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (e)	300	304
Stillwater Mining Company
6.13%, 06/27/22 (e)	300	304
The Chemours Company
6.63%, 05/15/23	200	203
7.00%, 05/15/25 (i)	235	239
5.38%, 05/15/27	91	90
Turkiye Sise ve Cam Fabrikalari A.S.
6.95%, 03/14/26 (e)	25	25
Valvoline, Inc.
4.38%, 08/15/25	415	427
4.25%, 02/15/30 (e)	215	219
Vedanta Resources Holdings Limited
13.00%, 08/21/23 (e)	30	31
Vedanta Resources Limited
8.25%, 06/07/21 (e)	125	117
6.38%, 07/30/22 (e)	330	265
		10,542
Total Corporate Bonds And Notes (cost $432,683)		460,138
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.3%
AASET Trust
Series 2019-A-2, 3.38%, 10/16/26	883	825
Series 2019-B-2, 4.46%, 10/16/26	241	157
Series 2020-A-1A, 3.35%, 01/15/27	414	373
Series 2020-B-1A, 4.34%, 01/15/27	245	155
AIMCO CLO 10 Ltd
Series 2019-A-10A, 1.58%, (3M USD LIBOR + 1.32%), 07/22/32 (l)	319	315
Aimco CLO 11 Ltd
Series 2020-A-11A, 0.00%, (3M USD LIBOR + 1.38%), 10/15/31 (l)	725	725
Allegany Park CLO, Ltd.
Series 2019-A-1A, 1.60%, (3M USD LIBOR + 1.33%), 01/20/33 (l)	421	419
AMMC CLO XI Limited
Series 2012-A1R2-11A, 1.28%, (3M USD LIBOR + 1.01%), 04/30/31 (e) (l)	1,000	979
Ares LIV CLO Ltd
Series 2019-A-54A, 1.60%, (3M USD LIBOR + 1.32%), 10/15/32 (l)	778	776
Ares LV CLO Ltd
Series 2020-A1-55A, 2.07%, (3M USD LIBOR + 1.70%), 04/15/31 (l)	894	897
Ares XLI CLO Ltd.
Series 2016-AR-41A, REMIC, 1.47%, (3M USD LIBOR + 1.20%), 01/16/29 (l)	1,032	1,027
Ares XXXIV CLO Ltd
Series 2015-AR2-2A, 1.52%, (3M USD LIBOR + 1.25%), 04/18/33 (l)	303	300
BAMLL Commercial Mortgage Securities Trust
Series 2019-ANM-BPR, 3.11%, 11/07/24	534	521
Series 2019-BNM-BPR, 3.47%, 11/07/24	100	88
Series 2019-CNM-BPR, 3.84%, 11/07/24	100	85
Series 2019-AMP-BPR, REMIC, 3.29%, 11/07/24	1,300	1,310
Bank 2019-BNK21
Series 2019-A5-BN21, REMIC, 2.85%, 09/17/29	94	104
Barings CLO Ltd 2020-I
Series 2020-A1-1A, 0.00%, (3M USD LIBOR + 1.40%), 10/15/32 (l)	1,129	1,129
Beechwood Park CLO Ltd
Series 2019-A1-1A, 1.60%, (3M USD LIBOR + 1.33%), 01/18/33 (l)	454	453
Benchmark Mortgage Trust
Series 2018-A5-B4, REMIC, 4.12%, 06/16/28	106	126
Series 2019-A5-B14, REMIC, 3.05%, 11/16/29	146	164
Interest Only, Series 2019-XA-B12, REMIC, 1.20%, 08/16/52 (l)	7,278	496
Interest Only, Series 2019-XA-B14, REMIC, 0.91%, 12/15/62 (l)	4,985	256
Bristol Park CLO LTD
Series 2016-AR-1A, 1.27%, 04/16/29	911	901
BX Commercial Mortgage Trust
Series 2019-B-XL, REMIC, 1.23%, (1M USD LIBOR + 1.08%), 10/15/21 (l)	420	419
Series 2019-C-XL, REMIC, 1.40%, (1M USD LIBOR + 1.25%), 10/15/21 (l)	528	527
Series 2019-D-XL, REMIC, 1.60%, (1M USD LIBOR + 1.45%), 10/15/21 (l)	748	744
Series 2019-E-XL, REMIC, 1.95%, (1M USD LIBOR + 1.80%), 10/15/21 (l)	3,424	3,392
Series 2020-A-BXLP, REMIC, 0.95%, (1M USD LIBOR + 0.80%), 12/15/21 (l)	939	939
Series 2020-B-BXLP, REMIC, 1.15%, (1M USD LIBOR + 1.00%), 12/15/21 (l)	465	463
Series 2020-C-BXLP, REMIC, 1.27%, (1M USD LIBOR + 1.12%), 12/15/21 (l)	369	367
Series 2020-D-BXLP, REMIC, 1.40%, (1M USD LIBOR + 1.25%), 12/15/21 (l)	571	566
Series 2020-E-BXLP, REMIC, 1.75%, (1M USD LIBOR + 1.60%), 12/15/21 (l)	435	429
BX Trust
Series 2019-A-CALM, 1.03%, (1M USD LIBOR + 0.88%), 11/15/32 (l)	210	209
Series 2018-A-EXCL, REMIC, 1.24%, (1M USD LIBOR + 1.09%), 09/15/37 (l)	2,393	2,180
Carvana Auto Receivables Trust
Series 2019-A2-4A, 2.20%, 03/15/21	90	90
Series 2019-A3-4A, 2.30%, 02/15/22	235	238
Cedar Funding Ltd
Series 2019-A-10A, 1.61%, (3M USD LIBOR + 1.34%), 10/20/32 (l)	666	661
Cedar Funding VI CLO Ltd.
Series 2016-AR-6A, 1.36%, (3M USD LIBOR + 1.09%), 10/20/28 (l)	250	248
Cedar Funding XII CLO Ltd
Series 2020-A-12A, 0.00%, (3M USD LIBOR + 1.27%), 10/25/32 (l)	700	700
CHC Commercial Mortgage Trust
Series 2019-A-CHC, 1.27%, (1M USD LIBOR + 1.12%), 06/15/21 (l)	1,444	1,413
Series 2019-B-CHC, 1.65%, (1M USD LIBOR + 1.50%), 06/15/21 (l)	237	222
Series 2019-C-CHC, 1.90%, (1M USD LIBOR + 1.75%), 06/15/21 (l)	268	247
Columbia Cent CLO 29 Ltd
Series 2020-A1N-29A, REMIC, 0.00%, (3M USD LIBOR + 1.70%), 07/21/31 (l)	929	927
COMM Mortgage Trust
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	180	197
Consumer Loan Underlying Bond (Club) Credit Trust
Series 2019-A-HP1, 2.59%, 12/15/26	794	803
Credit Suisse Mortgage Capital Certificates
Series 2019-C-ICE4, 1.58%, (1M USD LIBOR + 1.43%), 05/15/21 (l)	572	568
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 1.38%, (1M USD LIBOR + 1.23%), 05/17/21 (l)	521	518
CSMC 2020-NET
Series 2020-A-NET, 2.26%, 08/15/25	303	312
Dryden 68 CLO Ltd
Series 2019-A-68A, 1.59%, (3M USD LIBOR + 1.31%), 07/15/32 (l)	920	914

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Dryden 78 CLO Ltd
Series 2020-A-78A, 2.45%, (3M USD LIBOR + 1.18%), 04/18/33 (l)	600	594
Dryden 85 CLO Ltd
Series 2020-A1-85A, 0.00%, (3M USD LIBOR + 1.35%), 10/15/32 (l)	868	868
Dryden Senior Loan Fund
Series 2019-A1-76A, 1.60%, (3M USD LIBOR + 1.33%), 10/20/32 (l)	876	870
Eaton Vance CLO 2020-1 Ltd
Series 2020-A-1A, 0.00%, (3M USD LIBOR + 1.65%), 10/15/30 (l)	1,200	1,197
Flatiron CLO 19 Ltd
Series 2019-A-1A, 1.59%, (3M USD LIBOR + 1.32%), 11/16/32 (l)	867	858
GB Trust 2020-FLIX
Series 2020-A-FLIX, 1.29%, (1M USD LIBOR + 1.12%), 08/17/37 (l)	810	810
Series 2020-B-FLIX, 1.52%, (1M USD LIBOR + 1.35%), 08/17/37 (l)	170	170
Series 2020-C-FLIX, 1.77%, (1M USD LIBOR + 1.60%), 08/17/37 (l)	100	100
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFX-WPT, REMIC, 4.25%, 07/07/23	339	356
Madison Park Funding XIX, Ltd.
Series 2015-A1R2-19A, 1.18%, (3M USD LIBOR + 0.92%), 01/24/28 (l)	674	668
Madison Park Funding XLV Ltd
Series 2020-A-45A, 1.92%, (3M USD LIBOR + 1.65%), 07/15/31 (l)	1,240	1,243
Madison Park Funding XXXIII, Ltd.
Series 2019-A-33A, 1.60%, (3M USD LIBOR + 1.33%), 10/15/32 (l)	426	425
Magnetite XXIII, Limited
Series 2019-A-23A, 1.54%, (3M USD LIBOR + 1.30%), 10/25/32 (l)	7,500	7,476
Magnetite XXIV, Limited
Series 2019-A-24A, 1.60%, (3M USD LIBOR + 1.33%), 01/18/33 (l)	1,305	1,302
Marlette Funding Trust
Series 2019-A-4A, REMIC, 2.39%, 12/15/29	298	301
Milos CLO Ltd
Series 2017-AR-1A, 1.34%, (3M USD LIBOR + 1.07%), 10/21/30 (l)	915	900
Morgan Stanley Capital Barclays Bank Trust 2016-MART
Series 2016-A-MART, REMIC, 2.20%, 09/15/21	261	258
Morgan Stanley Capital I Trust
Series 2019-A-MEAD, 3.17%, 11/13/24	1,163	1,185
Series 2019-B-MEAD, 3.28%, 11/13/24	168	160
Series 2019-C-MEAD, 3.28%, 11/13/24	161	149
Series 2011-AJ-C3, REMIC, 5.42%, 08/17/21 (l)	300	305
Series 2019-A-NUGS, REMIC, 2.45%, (1M USD LIBOR + 0.95%), 12/15/36 (l)	900	904
Nationstar HECM Loan Trust 2020-1
Series 2020-A1-1A, 1.27%, 03/25/23 (k)	500	500
Navient Private Education Refi Loan Trust
Series 2016-A-5A, 1.40%, (1M USD LIBOR + 1.25%), 12/25/28 (l)	7,605	7,605
Navient Student Loan Trust
Series 2016-A-7A, 1.30%, (1M USD LIBOR + 1.15%), 12/25/28 (l)	3,380	3,380
New Residential Mortgage Loan Trust
Series 2020-A1B-1A, 3.50%, 10/25/59 (l)	636	677
Permanent Master Issuer PLC
Series 2018-1A1-1A, 0.65%, (3M USD LIBOR + 0.38%), 10/15/20 (e) (l)	627	627
Planet Fitness Master
Series 2018-A2II-1A, 4.67%, 09/05/25	1,454	1,449
Series 2019-A2-1A, 3.86%, 12/05/49 (e)	656	617
Prosper Marketplace Issuance Trust
Series 2019-A-4A, 2.48%, 09/15/21	115	115
Provident Funding Mortgage Loan Trust
Series 2019-A3-1, 3.00%, 10/25/26	237	240
RETL
Series 2019-C-RVP, REMIC, 2.25%, (1M USD LIBOR + 2.10%), 03/15/21 (l)	1,320	1,203
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	782	692
Series 2020-B-1A, 4.34%, 03/15/27	234	164
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	896	943
Series 2020-2C-1, 1.88%, 01/15/26	365	372
Series 2020-2C-2, 2.33%, 01/15/28	279	285
Silver Aircraft Lease Investment Limited
Series 2019-A-1, 3.97%, 07/15/26	750	697
Silverstone Master Issuer PLC
Series 2019-1A-1A, 0.84%, (3M USD LIBOR + 0.57%), 01/21/70 (l)	375	376
Stratus CLO 2020-1 Ltd
Series 2020-A-1A, 3.14%, (3M USD LIBOR + 1.98%), 05/01/28 (l)	1,222	1,225
Taconic Park CLO Ltd
Series 2016-A1R-1A, 1.27%, (3M USD LIBOR + 1.00%), 01/20/29 (l)	606	600
Thunderbolt III Aircraft Lease Limited
Series 2019-A-1, 3.67%, 11/15/26	1,099	1,012
Usaa Ultra Short-Term Bond Fund
Series 2019-AR-75A, 1.47%, (3M USD LIBOR + 1.20%), 07/15/30 (l)	447	444
Voya CLO 2017-1, Ltd
Series 2017-A1-1A, REMIC, 1.52%, (3M USD LIBOR + 1.25%), 04/17/30 (l)	766	760
Voya CLO 2020-2 Ltd
Series 2020-A1-2A, REMIC, 1.85%, (3M USD LIBOR + 1.60%), 07/21/31 (l)	1,200	1,198
Voya CLO 2020-3 Ltd
Series 2020-A1-3A, 0.00%, (3M USD LIBOR + 1.30%), 10/20/31 (l)	1,600	1,600
Voya CLO Ltd
Series 2020-A-1A, 1.98%, (3M USD LIBOR + 1.70%), 07/16/31 (l)	1,032	1,033
Wells Fargo Commercial Mortgage Trust 2015-C26
Series 2015-A4-C26, REMIC, 3.17%, 01/17/25	575	622
Total Non-U.S. Government Agency Asset-Backed Securities (cost $81,345)		80,409
SENIOR FLOATING RATE INSTRUMENTS 4.8%
Communication Services 0.9%
ABG Intermediate Holdings 2 LLC
2020 Incremental Term Loan, 6.50%, (3M USD LIBOR + 5.25%), 09/29/24 (l) (p)	30	30
Allen Media, LLC
2020 Term Loan B, 5.81%, (3M USD LIBOR + 5.50%), 02/05/27 (l)	328	318
Altice France S.A.
USD Term Loan B12, 3.84%, (1M USD LIBOR + 3.69%), 01/31/26 (l)	987	949
Ancestry.com Operations Inc.
Non-Extended Term Loan B, 4.75%, (1M USD LIBOR + 3.75%), 10/19/23 (l)	495	494
Cablevision Lightpath LLC
Term Loan B, 0.00%, (3M USD LIBOR + 3.25%), 09/15/27 (l) (r)	85	84
CenturyLink, Inc.
2020 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 03/15/27 (l)	90	86
Charter Communications Operating, LLC
2019 Term Loan B2, 1.91%, (1M USD LIBOR + 1.75%), 02/01/27 (l)	634	619
Connect Finco Sarl
Term Loan B, 4.65%, (1M USD LIBOR + 4.50%), 09/23/26 (l)	169	164
Consolidated Communications, Inc.
2016 Term Loan B, 0.00%, (3M USD LIBOR + 4.75%), 09/15/27 (l) (r)	85	84
Coral-US Co-Borrower, LLC
2020 Term Loan B2, 2.41%, (1M USD LIBOR + 2.25%), 01/22/28 (l)	290	280
CSC Holdings, LLC
2017 Term Loan B1, 2.40%, (1M USD LIBOR + 2.25%), 07/15/25 (l)	987	953

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Cumulus Media New Holdings Inc.
Term Loan B, 4.06%, (3M USD LIBOR + 3.75%), 03/31/26 (l)	69	65
Diamond Sports Group, LLC
Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 08/24/26 (l)	327	252
Frontier Communications Corporation
2017 Term Loan B1, 6.00%, (PRIME + 2.75%), 05/31/24 (l)	368	361
iHeartCommunications, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 05/01/26 (l)	55	52
iHeartMedia, Inc.
2020 Incremental Term Loan, 4.75%, (1M USD LIBOR + 4.00%), 05/01/26 (l)	125	120
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 0.00%, (3M USD LIBOR + 5.50%), 07/28/21 (l) (r)	214	218
2020 DIP Term Loan, 3.60%, (3M USD LIBOR + 5.50%), 07/28/21 (l)	214	218
2017 Term Loan B3, 0.00%, (PRIME + 4.75%), 11/27/23 (l) (r)	65	65
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (l)	1,200	1,204
2017 Term Loan B4, 8.75%, (PRIME + 5.50%), 01/14/24 (l)	25	25
ION Media Networks, Inc.
2019 Term Loan B, 3.19%, (3M USD LIBOR + 3.00%), 12/17/24 (l)	150	149
Iridium Satellite LLC
Term Loan, 4.75%, (1M USD LIBOR + 3.75%), 10/08/27 (l)	90	89
LCPR Loan Financing LLC
Term Loan B, 5.15%, (1M USD LIBOR + 5.00%), 10/22/26 (l)	90	90
Level 3 Financing Inc.
2019 Term Loan B, 1.90%, (1M USD LIBOR + 1.75%), 03/01/27 (l)	247	239
NASCAR Holdings Inc.
Term Loan B, 2.89%, (1M USD LIBOR + 2.75%), 07/26/26 (l)	118	115
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.91%, (1M USD LIBOR + 2.75%), 07/15/26 (l)	295	288
Northwest Fiber, LLC
Term Loan B, 5.66%, (3M USD LIBOR + 5.50%), 05/01/27 (l)	250	249
Radiate Holdco, LLC
1st Lien Term Loan B, 0.00%, (3M USD LIBOR + 3.50%), 09/10/26 (l) (r)	305	299
Red Ventures, LLC
2020 Term Loan B2, 2.66%, (1M USD LIBOR + 2.50%), 11/08/24 (l)	213	204
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3M USD LIBOR + 4.50%), 06/20/24 (l)	199	164
2017 2nd Lien Term Loan, 8.52%, (3M USD LIBOR + 8.25%), 06/30/25 (l)	150	91
Sinclair Television Group Inc.
Term Loan B2B, 2.65%, (1M USD LIBOR + 2.50%), 07/18/26 (l)	89	87
Springer Nature Deutschland GmbH
USD Term Loan B16, 4.50%, (1M USD LIBOR + 3.50%), 08/14/24 (l)	305	303
Telesat Canada
Term Loan B5, 2.90%, (1M USD LIBOR + 2.75%), 11/22/26 (l)	125	120
Terrier Media Buyer, Inc.
Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 10/04/26 (l)	447	435
T-Mobile USA, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 04/01/27 (l)	420	419
Uber Technologies, Inc.
2018 Incremental Term Loan, 3.65%, (1M USD LIBOR + 3.50%), 07/13/23 (l)	527	518
Univision Communications Inc.
2020 Replacement Term Loan, 0.00%, (3M USD LIBOR + 3.75%), 03/15/26 (l) (r)	15	15
2020 Replacement Term Loan, 4.75%, (1M USD LIBOR + 3.75%), 03/15/26 (l)	79	77
Virgin Media Bristol LLC
USD Term Loan N, 2.65%, (1M USD LIBOR + 2.50%), 10/03/27 (l)	125	121
Windstream Services, LLC
2020 Exit Term Loan B, 7.25%, (1M USD LIBOR + 6.25%), 08/24/27 (l)	120	116
Xplornet Communications, Inc.
2020 Term Loan B, 4.91%, (1M USD LIBOR + 4.75%), 05/28/27 (l)	85	83
Zayo Group Holdings, Inc.
USD Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 02/20/27 (l)	478	463
		11,375
Consumer Discretionary 0.9%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 1.90%, (1M USD LIBOR + 1.75%), 11/14/26 (l)	248	237
Aimbridge Acquisition Co., Inc.
Term Loan B, 0.00%, (3M USD LIBOR + 6.00%), 02/01/26 (l) (r)	75	74
Airbnb, Inc.
Term Loan, 8.50%, (3M USD LIBOR + 7.50%), 04/17/25 (l) (p)	110	118
Alterra Mountain Company
2020 Term Loan B, 5.50%, (1M USD LIBOR + 4.50%), 05/13/26 (l)	45	44
Anastasia Parent, LLC
2018 Term Loan B, 4.82%, (3M USD LIBOR + 3.75%), 08/03/25 (l)	246	105
Apro, LLC
2019 Term Loan B, 5.00%, (3M USD LIBOR + 4.00%), 10/28/26 (l) (p)	39	38
2019 Term Loan B, 5.00%, (1M USD LIBOR + 4.00%), 10/28/26 (l) (p)	11	11
Aramark Services, Inc.
2019 Term Loan B4, 1.90%, (1M USD LIBOR + 1.75%), 12/04/26 (l)	124	119
Aristocrat Leisure Limited
2020 Incremental Term Loan B, 4.75%, (3M USD LIBOR + 3.75%), 10/19/24 (l)	35	35
Bass Pro Group, LLC
Term Loan B, 5.75%, (3M USD LIBOR + 5.00%), 11/15/23 (l)	1,432	1,417
BidFair MergerRight Inc
Term Loan B, 6.50%, (1M USD LIBOR + 5.50%), 01/23/27 (l)	116	115
Bombardier Recreational Products, Inc.
2020 Incremental Term Loan B2, 6.00%, (3M USD LIBOR + 5.00%), 05/07/25 (l)	287	289
Boyd Gaming Corporation
Term Loan B3, 2.35%, (3M USD LIBOR + 2.25%), 09/15/23 (l)	89	87
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 12/23/24 (l)	659	616
2020 Term Loan B1, 4.65%, (1M USD LIBOR + 4.50%), 06/19/25 (l)	297	287
2020 Term Loan B1, 4.77%, (3M USD LIBOR + 4.50%), 06/19/25 (l)	148	143
Canister International Group Inc.
Term Loan B, 4.91%, (1M USD LIBOR + 4.75%), 12/21/26 (l)	124	124
Carnival Corporation
USD Term Loan B, 8.50%, (1M USD LIBOR + 7.50%), 06/29/25 (l)	95	96
Cast and Crew Payroll, LLC
2019 1st Lien Term Loan, 3.91%, (1M USD LIBOR + 3.75%), 02/07/26 (l)	149	142
CCM Merger, Inc.
New Term Loan B, 3.00%, (1M USD LIBOR + 2.25%), 08/08/21 (l)	74	74

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
CEC Entertainment, Inc.
2019 Term Loan B, 7.57%, (3M USD LIBOR + 8.50%), 08/26/24 (l)	124	79
CityCenter Holdings, LLC
2017 Term Loan B, 3.00%, (1M USD LIBOR + 2.25%), 04/14/24 (l)	246	236
Conservice Midco, LLC
2020 Term Loan B, 4.47%, (3M USD LIBOR + 4.25%), 05/07/27 (l)	65	64
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1M USD LIBOR + 2.50%), 02/01/24 (l)	430	416
Delta Air Lines, Inc.
2020 Term Loan B, 5.75%, (3M USD LIBOR + 4.75%), 04/27/23 (l)	135	134
Term Loan B, 0.00%, (3M USD LIBOR + 3.75%), 09/16/27 (l) (r)	185	186
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 4.00%, (3M USD LIBOR + 3.00%), 03/08/24 (l)	492	376
2017 2nd Lien Term Loan, 8.07%, (3M USD LIBOR + 7.00%), 09/08/24 (l)	30	18
Global Education Management Systems Establishment
Term Loan, 0.00%, (3M USD LIBOR + 5.00%), 07/30/26 (l) (r)	25	24
Term Loan, 6.00%, (3M USD LIBOR + 5.00%), 07/30/26 (l)	193	187
Golden Entertainment, Inc.
2017 1st Lien Term Loan, 0.00%, (3M USD LIBOR + 3.00%), 06/10/24 (l) (r)	20	19
2017 1st Lien Term Loan, 3.75%, (1M USD LIBOR + 3.00%), 06/10/24 (l)	250	239
Golden Nugget Online Gaming
Term Loan, 13.00%, (3M USD LIBOR + 12.00%), 10/04/23 (l) (p)	35	40
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3M USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (l)	445	396
Herschend Entertainment Company, LLC
Term Loan B, 6.75%, (3M USD LIBOR + 5.75%), 08/18/25 (l)	50	48
JetBlue Airways Corporation
Term Loan, 6.25%, (3M USD LIBOR + 5.25%), 06/12/24 (l)	65	64
JP Intermediate B, LLC
Term Loan, 6.50%, (3M USD LIBOR + 5.50%), 11/20/25 (l)	44	39
Kestrel Bidco Inc.
Term Loan B, 4.00%, (6M USD LIBOR + 3.00%), 07/31/26 (l)	119	103
KUEHG Corp.
2018 Incremental Term Loan, 4.75%, (3M USD LIBOR + 3.75%), 02/21/25 (l)	492	449
Learning Care Group (US) No. 2 Inc.
2020 Incremental Term Loan, 0.00%, (3M USD LIBOR + 8.50%), 03/13/25 (l) (r)	—	—
2020 Incremental Term Loan, 9.50%, (3M USD LIBOR + 8.50%), 03/13/25 (l)	76	76
LEB Holdings (USA), Inc
Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 09/25/27 (l) (r)	40	40
Life Time Fitness Inc
2017 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 06/22/22 (l)	119	108
Michaels Stores, Inc.
2018 Term Loan B, 0.00%, (3M USD LIBOR + 3.50%), 09/17/27 (l) (r)	120	117
Milano Acquisition Corp
Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 08/17/27 (l) (r)	330	326
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3M USD LIBOR + 5.25%), 12/31/23 (l)	210	213
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 6.41%, (1M USD LIBOR + 6.25%), 03/01/26 (l)	40	29
Panther BF Aggregator 2 LP
USD Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 03/13/26 (l)	119	116
Party City Holdings Inc.
2018 Term Loan B, 2.66%, (3M USD LIBOR + 2.50%), 08/19/22 (l)	—	—
2018 Term Loan B, 3.25%, (3M USD LIBOR + 2.50%), 08/19/22 (l)	93	76
2018 Term Loan B, 3.25%, (1M USD LIBOR + 2.50%), 08/19/22 (l)	12	10
Recorded Books Inc.
1st Lien Term Loan B, 0.00%, (3M USD LIBOR + 4.25%), 08/31/25 (l) (p) (r)	60	59
Samsonite International S.A.
2020 Incremental Term Loan B2, 5.50%, (3M USD LIBOR + 4.50%), 04/25/25 (l)	71	69
2020 Incremental Term Loan B2, 5.50%, (1M USD LIBOR + 4.50%), 04/25/25 (l)	19	18
Scientific Games International, Inc.
2018 Term Loan B5, 2.90%, (1M USD LIBOR + 2.75%), 08/14/24 (l)	30	28
2018 Term Loan B5, 3.61%, (6M USD LIBOR + 2.75%), 08/14/24 (l)	122	114
Seminole Tribe of Florida
2018 Term Loan B, 1.91%, (1M USD LIBOR + 1.75%), 07/26/24 (l)	124	121
SMG US Midco 2, Inc.
2020 Term Loan, 2.65%, (1M USD LIBOR + 2.50%), 01/23/25 (l)	14	13
2020 Term Loan, 2.76%, (3M USD LIBOR + 2.50%), 01/23/25 (l)	35	31
Spin Holdco Inc.
2017 Term Loan B, 4.25%, (3M USD LIBOR + 3.25%), 11/14/22 (l)	479	468
Springer Nature Deutschland GmbH
USD Term Loan B16, 4.50%, (1M USD LIBOR + 3.50%), 08/14/24 (l)	59	59
Staples, Inc.
Term Loan B2, 4.75%, (3M USD LIBOR + 4.50%), 09/12/24 (l)	34	32
7 Year Term Loan, 5.25%, (3M USD LIBOR + 5.00%), 04/05/26 (l)	152	141
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 3.81%, (3M USD LIBOR + 3.50%), 06/29/25 (l)	246	245
Station Casinos LLC
2020 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 01/30/27 (l)	248	237
STG-Fairway Holdings, LLC
Term Loan B, 3.47%, (3M USD LIBOR + 3.25%), 01/22/27 (l)	50	49
Thor Industries, Inc.
USD Term Loan B, 3.94%, (1M USD LIBOR + 3.75%), 02/01/26 (l)	30	29
Twin River Worldwide Holdings, Inc.
2020 Incremental Term Loan B1, 9.00%, (1M USD LIBOR + 8.00%), 05/10/25 (l)	90	95
United PF Holdings, LLC
2019 1st Lien Term Loan, 4.31%, (3M USD LIBOR + 4.00%), 12/30/26 (l)	128	112
2020 Incremental Term Loan, 9.50%, (3M USD LIBOR + 8.50%), 12/30/26 (l) (p)	30	30
Whatabrands LLC
2020 Term Loan B, 2.91%, (1M USD LIBOR + 2.75%), 08/02/26 (l)	204	199
WideOpenWest Finance LLC
2017 Term Loan B, 4.25%, (1M USD LIBOR + 3.25%), 08/19/23 (l)	346	340
WW International, Inc.
2017 Term Loan B, 5.50%, (1M USD LIBOR + 4.75%), 11/16/24 (l)	202	201
		11,089
Information Technology 0.8%
Allegro Microsystems
Term Loan, 0.00%, 09/24/27 (k) (l) (r)	100	99
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6M USD LIBOR + 3.50%), 04/26/24 (l)	532	496

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
USD 1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 04/26/24 (l)	208	193
USD 2nd Lien Term Loan , 8.25%, (6M USD LIBOR + 7.25%), 04/27/25 (l)	250	234
AppLovin Corporation
2020 Incremental Term Loan B, 4.16%, (1M USD LIBOR + 4.00%), 08/15/25 (l)	107	105
Ascend Learning, LLC
2017 Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 06/29/24 (l)	148	146
Banff Merger Sub Inc.
2018 USD Term Loan B, 4.41%, (1M USD LIBOR + 4.25%), 06/30/25 (l)	410	397
Cabot Microelectronics Corporation
2019 Term Loan B1, 2.19%, (1M USD LIBOR + 2.00%), 11/14/25 (l)	238	233
CCC Information Services, Inc.
2017 1st Lien Term Loan, 4.00%, (1M USD LIBOR + 3.00%), 03/30/24 (l)	124	123
Ceridian HCM Holding Inc.
2018 Term Loan B, 2.60%, (3M USD LIBOR + 2.50%), 04/05/25 (l)	150	145
CommScope, Inc.
2019 Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 02/07/26 (l)	495	481
DCert Buyer, Inc.
2019 Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 07/31/26 (l)	199	196
Dell International LLC
2019 Term Loan B, 2.75%, (1M USD LIBOR + 2.00%), 09/11/25 (l)	198	197
EIG Investors Corp.
2018 1st Lien Term Loan, 4.75%, (3M USD LIBOR + 3.75%), 02/09/23 (l)	173	172
Emerald TopCo Inc
Term Loan, 3.76%, (3M USD LIBOR + 3.50%), 07/16/26 (l)	124	119
Epicor Software Corporation
2020 Term Loan, 5.25%, (1M USD LIBOR + 4.25%), 07/21/27 (l)	140	140
EVO Payments International LLC
2018 1st Lien Term Loan, 3.41%, (1M USD LIBOR + 3.25%), 12/22/23 (l)	184	181
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 1.91%, (1M USD LIBOR + 1.75%), 02/15/24 (l)	489	480
2020 Term Loan B3, 2.65%, (1M USD LIBOR + 2.50%), 08/07/27 (l)	125	123
GT Polaris, Inc.
Term Loan B, 5.00%, (3M USD LIBOR + 4.00%), 08/04/27 (l)	60	59
Term Loan B, 5.50%, (3M USD LIBOR + 4.00%), 08/04/27 (l)	15	15
Hyland Software, Inc.
2018 1st Lien Term Loan, 0.00%, (3M USD LIBOR + 3.25%), 07/01/24 (l) (r)	125	124
2018 1st Lien Term Loan, 4.00%, (1M USD LIBOR + 3.25%), 07/01/24 (l)	90	89
Ivanti Software, Inc.
2017 Term Loan B, 5.25%, (1M USD LIBOR + 4.25%), 01/20/24 (l)	277	275
MA FinanceCo., LLC
USD Term Loan B3, 2.66%, (1M USD LIBOR + 2.50%), 04/19/24 (l)	15	14
2020 USD Term Loan B, 5.25%, (3M USD LIBOR + 4.25%), 05/28/25 (l)	50	50
Marcel LUX IV SARL
1st Lien Term Loan B, 0.00%, (3M USD LIBOR + 4.75%), 09/22/27 (l) (r)	55	55
McAfee, LLC
2018 USD Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 09/30/24 (l)	494	490
MH Sub I, LLC
2017 1st Lien Term Loan, 0.00%, (3M USD LIBOR + 3.50%), 08/16/24 (l) (r)	100	97
NAVEX TopCo, Inc.
2018 1st Lien Term Loan, 3.41%, (1M USD LIBOR + 3.25%), 09/04/25 (l)	25	24
ON Semiconductor Corporation
2019 Term Loan B, 2.16%, (1M USD LIBOR + 2.00%), 09/13/26 (l)	124	122
Pitney Bowes Inc.
Term Loan B, 5.66%, (1M USD LIBOR + 5.50%), 12/12/26 (l)	49	47
Playtika Holding Corp
Term Loan B, 7.00%, (6M USD LIBOR + 6.00%), 12/03/24 (l)	304	304
Rackspace Hosting, Inc.
2017 Incremental 1st Lien Term Loan, 4.00%, (1M USD LIBOR + 3.00%), 11/03/23 (l)	323	317
Radiate Holdco, LLC
1st Lien Term Loan, 3.75%, (1M USD LIBOR + 3.00%), 12/09/23 (l)	174	171
Refinitiv US Holdings Inc.
2018 USD Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 09/12/25 (l)	696	689
S2P Acquisition Borrower, Inc.
Term Loan, 5.07%, (1M USD LIBOR + 4.00%), 08/01/26 (l)	59	58
Seattle Spinco, Inc.
USD Term Loan B3, 2.66%, (1M USD LIBOR + 2.50%), 04/19/24 (l)	315	299
Sophia, L.P.
2017 Term Loan B, 4.25%, (1M USD LIBOR + 3.25%), 09/30/22 (l)	219	218
Term Loan, 0.00%, (3M USD LIBOR + 3.75%), 10/06/27 (l) (r)	215	213
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 1.90%, (1M USD LIBOR + 1.75%), 02/27/25 (l)	260	251
SS&C Technologies Inc.
2018 Term Loan B3, 1.90%, (1M USD LIBOR + 1.75%), 02/27/25 (l)	371	359
2018 Term Loan B5, 1.90%, (1M USD LIBOR + 1.75%), 04/16/25 (l)	120	116
TTM Technologies, Inc.
2017 Term Loan, 2.66%, (1M USD LIBOR + 2.50%), 09/28/24 (l)	126	123
Ultimate Software Group Inc(The)
Term Loan B, 0.00%, (3M USD LIBOR + 3.75%), 04/08/26 (l) (r)	30	30
Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 04/08/26 (l)	25	25
2020 Incremental Term Loan B, 4.75%, (3M USD LIBOR + 4.00%), 05/03/26 (l)	475	473
2020 2nd Lien Incremental Term Loan, 7.50%, (3M USD LIBOR + 6.75%), 05/03/27 (l)	125	127
VS Buyer, LLC
Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 02/19/27 (l)	139	137
Web.com Group, Inc.
2018 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 09/17/25 (l)	250	241
Xperi Corporation
2020 Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 06/01/25 (l) (r)	70	68
2020 Term Loan B, 4.16%, (1M USD LIBOR + 4.00%), 06/01/25 (l)	138	135
		10,075
Financials 0.6%
Acrisure, LLC
2020 Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 01/30/27 (l)	254	245
Agro Merchants NAI Holdings, LLC
2017 1st Lien Term Loan B, 4.75%, (3M USD LIBOR + 3.75%), 07/18/25 (l)	246	241
AlixPartners, LLP
2017 Term Loan B, 2.64%, (1M USD LIBOR + 2.50%), 03/28/24 (l)	99	97
AmeriLife Group, LLC
2020 Delayed Draw Term Loan, 0.00%, (3M USD LIBOR + 4.00%), 02/06/27 (l) (r)	5	5
Amerilife Holdings LLC
2020 Term Loan, 4.16%, (1M USD LIBOR + 4.00%), 02/06/27 (l)	160	157

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
2020 Delayed Draw Term Loan, 4.24%, (3M USD LIBOR + 4.00%), 02/06/27 (l)	5	5
AmWINS Group, Inc.
2017 Term Loan B, 0.00%, (3M USD LIBOR + 2.75%), 01/19/24 (l) (r)	125	124
2017 Term Loan B, 3.75%, (1M USD LIBOR + 2.75%), 01/19/24 (l)	198	196
AssuredPartners Capital, Inc.
2020 Incremental Term Loan B, 5.50%, (1M USD LIBOR + 4.50%), 02/13/27 (l)	75	74
AssuredPartners, Inc.
2020 Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 02/13/27 (l)	79	77
Asurion LLC
2017 Term Loan B4, 3.16%, (1M USD LIBOR + 3.00%), 08/04/22 (l)	1,342	1,325
2017 2nd Lien Term Loan, 6.65%, (1M USD LIBOR + 6.50%), 08/04/25 (l)	352	352
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.50%, (1M USD LIBOR + 1.75%), 01/15/25 (l)	82	80
BCP Renaissance Parent LLC
2017 Term Loan B, 4.50%, (3M USD LIBOR + 3.50%), 09/20/24 (l)	162	150
Blackstone CQP Holdco LP
Term Loan B, 3.73%, (3M USD LIBOR + 3.50%), 05/29/24 (l)	314	307
Blucora, Inc.
2017 Term Loan B, 5.00%, (3M USD LIBOR + 4.00%), 05/22/24 (l)	125	122
Buzz Merger Sub Ltd
Term Loan B, 2.91%, (1M USD LIBOR + 2.75%), 01/29/27 (l)	25	24
Citadel Securities LP
2020 Term Loan B, 0.00%, (3M USD LIBOR + 2.75%), 02/27/26 (l) (r)	40	40
2020 Term Loan B, 2.91%, (1M USD LIBOR + 2.75%), 02/27/26 (l)	226	224
Crown Finance US, Inc.
2018 USD Term Loan, 2.52%, (6M USD LIBOR + 2.25%), 02/05/25 (l)	284	188
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 08/15/25 (l)	248	238
FinCo I LLC
Term Loan B, 0.00%, (3M USD LIBOR + 2.50%), 06/27/25 (l) (r)	100	99
Focus Financial Partners, LLC
2020 Term Loan, 2.16%, (1M USD LIBOR + 2.00%), 07/03/24 (l)	50	48
Franklin Square Holdings, L.P.
2018 Term Loan B, 2.44%, (3M USD LIBOR + 2.25%), 07/26/25 (l)	75	74
Hub International Limited
2018 Term Loan B, 3.22%, (3M USD LIBOR + 3.00%), 04/25/25 (l)	1	1
2018 Term Loan B, 3.26%, (3M USD LIBOR + 3.00%), 04/25/25 (l)	491	474
2019 Incremental Term Loan B, 5.00%, (3M USD LIBOR + 4.00%), 04/25/25 (l)	124	123
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 5.00%, (3M USD LIBOR + 4.00%), 11/21/24 (l)	298	292
Lightstone Holdco LLC
2018 Term Loan B, 4.75%, (3M USD LIBOR + 3.75%), 01/30/24 (l)	237	204
2018 Term Loan C, 4.75%, (3M USD LIBOR + 3.75%), 01/30/24 (l)	13	11
Nielsen Finance LLC
2020 USD Term Loan B5, 4.75%, (1M USD LIBOR + 3.75%), 06/06/25 (l)	80	80
RPI Intermediate Finance Trust
2020 Term Loan B1, 1.91%, (1M USD LIBOR + 1.75%), 02/07/27 (l)	202	201
Ryan Specialty Group, LLC
Term Loan, 4.00%, (1M USD LIBOR + 3.25%), 07/23/27 (l)	145	143
Trans Union, LLC
2019 Term Loan B5, 1.91%, (1M USD LIBOR + 1.75%), 11/13/26 (l)	350	341
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 8.00%, (3M USD LIBOR + 7.00%), 02/28/25 (l)	101	97
2019 Term Loan, 6.07%, (3M USD LIBOR + 5.00%), 03/18/26 (l)	91	68
UFC Holdings, LLC
2019 Term Loan, 4.25%, (6M USD LIBOR + 3.25%), 04/25/26 (l)	39	39
UGI Energy Services, LLC
Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 08/01/26 (l)	123	123
VFH Parent LLC
2019 Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 03/02/26 (l)	211	209
		6,898
Industrials 0.5%
AI Convoy (Luxembourg) S.A.R.L
USD Term Loan B, 4.65%, (6M USD LIBOR + 3.50%), 01/20/27 (l)	105	104
Altra Industrial Motion Corp.
2018 Term Loan B, 2.16%, (1M USD LIBOR + 2.00%), 09/26/25 (l)	214	207
Amentum Government Services Holdings LLC
Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 01/24/27 (l)	150	147
APi Group DE, Inc.
Term Loan B, 2.65%, (1M USD LIBOR + 2.50%), 09/25/26 (l)	124	121
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3M USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (l)	295	275
2017 Term Loan, 0.00%, (3M USD LIBOR + 4.25%), 06/17/24 (l) (r)	35	33
Brookfield WEC Holdings Inc.
2020 Term Loan, 0.00%, (3M USD LIBOR + 3.00%), 08/01/25 (l) (r)	50	49
2020 Term Loan, 3.75%, (1M USD LIBOR + 3.00%), 08/01/25 (l)	387	377
Camelot U.S. Acquisition 1 Co.
Term Loan B, 0.00%, (3M USD LIBOR + 3.00%), 10/31/26 (l) (r)	325	323
Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 10/31/26 (l)	133	131
Clarios Global LP
USD Term Loan B, 0.00%, (3M USD LIBOR + 3.50%), 03/13/26 (l) (r)	30	29
CPI Holdco, LLC
2019 Term Loan, 4.41%, (1M USD LIBOR + 4.25%), 10/28/26 (l)	25	25
CTOS, LLC
2020 Term Loan B, 4.40%, (3M USD LIBOR + 4.25%), 04/18/25 (l)	45	44
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.72%, (3M USD LIBOR + 3.50%), 04/06/26 (l)	173	152
2020 Term Loan B1, 3.72%, (3M USD LIBOR + 3.50%), 04/06/26 (l)	322	283
Filtration Group Corporation
2018 1st Lien Term Loan, 3.15%, (3M USD LIBOR + 3.00%), 03/27/25 (l)	237	232
Genesee & Wyoming Inc.
Term Loan, 2.22%, (3M USD LIBOR + 2.00%), 10/29/26 (l)	85	83
GIP III Stetson I, L.P
2018 Term Loan B, 4.39%, (1M USD LIBOR + 4.25%), 12/06/24 (l)	324	212
Graham Packaging Company Inc.
Term Loan, 4.50%, (1M USD LIBOR + 3.75%), 07/28/27 (l)	180	179
Hamilton Holdco, LLC
2018 Term Loan B, 2.31%, (3M USD LIBOR + 2.00%), 06/01/25 (l)	69	68
Harbor Freight Tools USA, Inc.
2018 Term Loan B, 3.25%, (1M USD LIBOR + 2.50%), 08/16/23 (l)	150	147

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Hillman Group Inc. (The)
2018 Term Loan B, 5.07%, (1M USD LIBOR + 4.00%), 05/16/25 (l)	249	243
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 1.90%, (3M USD LIBOR + 1.75%), 02/05/27 (l)	115	111
Lineage Logicstics, LLC
2018 Term Loan, 0.00%, (3M USD LIBOR + 3.00%), 02/27/25 (l) (r)	45	44
Lineage Logistics Holdings, LLC
2018 Term Loan, 4.00%, (1M USD LIBOR + 3.00%), 02/27/25 (l)	465	458
MHI Holdings,LLC
Term Loan B, 5.15%, (3M USD LIBOR + 5.00%), 09/18/26 (l) (p)	55	55
Pike Corporation
2020 Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 07/24/26 (l)	70	69
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.90%, (1M USD LIBOR + 2.75%), 02/05/23 (l)	58	57
USD 2017 Term Loan, 2.91%, (3M USD LIBOR + 2.75%), 02/05/23 (l)	351	346
TransDigm, Inc.
2020 Term Loan F, 2.40%, (1M USD LIBOR + 2.25%), 06/09/23 (l)	985	930
Tunnel Hill Partners, LP
Term Loan B, 3.81%, (1M USD LIBOR + 3.50%), 02/08/26 (l) (p)	123	118
USI, Inc.
2017 Repriced Term Loan, 3.31%, (3M USD LIBOR + 3.00%), 05/16/24 (l)	369	356
Ventia Deco LLC
2016 Term Loan B, 5.00%, (3M USD LIBOR + 4.00%), 05/21/22 (l)	124	122
Vertiv Group Corporation
Term Loan B, 0.00%, (3M USD LIBOR + 3.00%), 02/11/27 (l) (r)	65	64
Term Loan B, 3.16%, (3M USD LIBOR + 3.00%), 02/11/27 (l)	224	220
WP CPP Holdings, LLC
2018 Term Loan , 4.50%, (3M USD LIBOR + 3.50%), 04/30/25 (l)	123	108
Zekelman Industries, Inc.
2020 Term Loan, 2.14%, (3M USD LIBOR + 2.00%), 01/17/27 (l)	100	96
		6,618
Health Care 0.4%
Aldevron, L.L.C.
2019 Term Loan B, 5.25%, (1M USD LIBOR + 4.25%), 09/20/26 (l)	269	269
American Renal Holdings Inc.
2017 Term Loan B, 5.16%, (1M USD LIBOR + 5.00%), 06/22/24 (l)	489	470
Athenahealth, Inc.
2019 Term Loan B, 4.63%, (1M USD LIBOR + 4.50%), 01/25/26 (l)	1	1
2019 Term Loan B, 4.75%, (3M USD LIBOR + 4.50%), 01/25/26 (l)	399	392
Bausch Health Companies Inc.
Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 11/26/25 (l)	842	821
Da Vinci Purchaser Corp.
2019 Term Loan, 5.24%, (3M USD LIBOR + 4.00%), 12/10/26 (l)	239	236
DaVita, Inc.
2020 Term Loan B, 1.91%, (1M USD LIBOR + 1.75%), 07/30/26 (l)	124	121
Elanco Animal Health Incorporated
Term Loan B, 1.91%, (1M USD LIBOR + 1.75%), 02/04/27 (l)	366	356
Ensemble RCM, LLC
Term Loan, 4.01%, (3M USD LIBOR + 3.75%), 07/24/26 (l)	74	73
Global Medical Response, Inc.
2018 Term Loan B1, 0.00%, (3M USD LIBOR + 4.75%), 09/24/25 (l) (r)	100	98
MED ParentCo LP
1st Lien Delayed Draw Term Loan, 0.00%, (3M USD LIBOR + 4.25%), 08/01/26 (l) (r)	5	5
1st Lien Delayed Draw Term Loan, 4.25%, (3M USD LIBOR + 4.25%), 08/01/26 (l)	5	5
1st Lien Term Loan, 4.40%, (1M USD LIBOR + 4.25%), 08/01/26 (l)	73	70
1st Lien Delayed Draw Term Loan, 4.61%, (3M USD LIBOR + 4.25%), 08/01/26 (l)	7	6
2020 Incremental Term Loan B, 7.25%, (1M USD LIBOR + 6.25%), 08/31/26 (l) (p)	70	69
2nd Lien Term Loan, 8.41%, (1M USD LIBOR + 8.25%), 07/31/27 (l)	35	32
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 06/07/23 (l)	325	319
Packaging Coordinators Midco, Inc.
Term Loan, 0.00%, (3M USD LIBOR + 3.75%), 10/01/27 (l) (r)	85	85
Pathway Vet Alliance LLC
2017 Term Loan B, 0.00%, 03/31/27 (l) (r)	8	8
2020 Term Loan, 4.15%, (1M USD LIBOR + 4.00%), 03/31/27 (l)	101	100
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 11/09/25 (l)	315	305
Rockwood Service Corporation
2020 Term Loan, 4.56%, (1M USD LIBOR + 4.25%), 12/21/26 (l)	164	163
Surgery Center Holdings, Inc.
2017 Term Loan B, 4.25%, (1M USD LIBOR + 3.25%), 06/18/24 (l)	108	102
U.S. Anesthesia Partners, Inc.
2017 Term Loan, 4.00%, (6M USD LIBOR + 3.00%), 06/16/24 (l)	492	464
U.S. Renal Care, Inc.
2019 Term Loan B, 5.15%, (1M USD LIBOR + 5.00%), 06/12/26 (l)	371	361
Zelis Healthcare Corporation
Term Loan B, 4.90%, (1M USD LIBOR + 4.75%), 09/26/26 (l)	124	123
		5,054
Materials 0.3%
Asplundh Tree Expert, LLC
Term Loan B, 2.65%, (3M USD LIBOR + 2.50%), 08/19/27 (l)	135	135
BCPE Empire Holdings, Inc.
2019 Delayed Draw Term Loan, 0.00%, (3M USD LIBOR + 4.00%), 06/11/26 (l) (r)	2	2
2019 Delayed Draw Term Loan, 4.00%, (3M USD LIBOR + 4.00%), 06/11/26 (l)	2	1
2019 Delayed Draw Term Loan, 4.16%, (3M USD LIBOR + 4.00%), 06/11/26 (l)	6	6
2019 Term Loan B, 4.16%, (1M USD LIBOR + 4.00%), 06/11/26 (l)	47	45
Berlin Packaging LLC
2018 1st Lien Term Loan, 3.16%, (1M USD LIBOR + 3.00%), 11/01/25 (l)	488	473
2018 1st Lien Term Loan, 3.23%, (3M USD LIBOR + 3.00%), 11/01/25 (l)	4	4
Berry Global, Inc.
Term Loan Y, 2.16%, (1M USD LIBOR + 2.00%), 07/01/26 (l)	709	687
Clearwater Paper Corporation
Term Loan B, 3.19%, (1M USD LIBOR + 3.00%), 07/19/26 (l) (p)	33	33
Consolidated Energy Finance, S.A.
Term Loan B, 2.66%, (3M USD LIBOR + 2.50%), 05/07/25 (l)	494	449
Emerald Performance Materials, LLC
2020 Term Loan B, 5.00%, (1M USD LIBOR + 4.00%), 08/07/25 (l)	100	100
Flex Acquisition Company, Inc.
1st Lien Term Loan, 4.00%, (3M USD LIBOR + 3.00%), 12/15/23 (l)	438	427
Hexion Inc.
USD Exit Term Loan, 3.80%, (3M USD LIBOR + 3.50%), 06/27/26 (l)	50	49

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Messer Industries GmbH
2018 USD Term Loan, 2.72%, (3M USD LIBOR + 2.50%), 10/10/25 (l)	180	176
Neenah, Inc.
Term Loan B, 5.00%, (3M USD LIBOR + 4.00%), 06/26/27 (l) (p)	35	35
Pixelle Specialty Solutions LLC
Term Loan B, 7.50%, (3M USD LIBOR + 6.50%), 10/31/24 (l)	60	59
Pregis TopCo Corporation
1st Lien Term Loan, 3.90%, (1M USD LIBOR + 3.75%), 07/25/26 (l)	74	73
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 0.00%, (3M USD LIBOR + 3.25%), 02/03/26 (l) (r)	125	123
Sabert Corporation
Term Loan B, 5.50%, (1M USD LIBOR + 4.50%), 11/22/26 (l)	149	147
SCIH Salt Holdings Inc.
Term Loan B, 5.50%, (3M USD LIBOR + 4.50%), 03/03/27 (l)	70	70
Starfruit Finco B.V
2018 USD Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 09/20/25 (l)	480	464
Vectra Co.
1st Lien Term Loan, 3.41%, (1M USD LIBOR + 3.25%), 02/27/25 (l)	174	168
Vertical Midco GmbH
USD Term Loan B, 0.00%, (3M USD LIBOR + 4.25%), 06/30/27 (l) (r)	30	30
USD Term Loan B, 4.57%, (3M USD LIBOR + 4.25%), 06/30/27 (l)	70	69
		3,825
Consumer Staples 0.2%
Atkins Nutritionals Holdings II, Inc.
2017 Term Loan B, 4.75%, (1M USD LIBOR + 3.75%), 07/07/24 (l)	24	24
BellRing Brands, LLC
2019 Term Loan B, 6.00%, (1M USD LIBOR + 5.00%), 10/10/24 (l)	145	145
BI-LO Holding LLC
Exit Term Loan B, 9.00%, (1M USD LIBOR + 8.00%), 05/31/24 (l)	371	371
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 2.15%, (1M USD LIBOR + 2.00%), 01/26/24 (l)	336	330
BW Gas & Convenience Holdings, LLC
Term Loan, 6.40%, (1M USD LIBOR + 6.25%), 11/14/24 (l)	72	72
Chobani, LLC
2017 Term Loan B, 4.50%, (1M USD LIBOR + 3.50%), 10/09/23 (l)	331	327
Froneri International Ltd.
2020 USD Term Loan, 2.40%, (3M USD LIBOR + 2.25%), 01/29/27 (l)	120	115
JBS USA Lux S.A.
2019 Term Loan B, 2.15%, (1M USD LIBOR + 2.00%), 04/27/26 (l)	493	478
Reynolds Consumer Products LLC
Term Loan, 1.90%, (1M USD LIBOR + 1.75%), 01/30/27 (l)	167	165
Shearer's Foods, Inc.
2019 Term Loan B, 5.25%, (1M USD LIBOR + 4.25%), 03/31/22 (l)	60	59
2020 Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 09/15/27 (l) (r)	49	49
Smart & Final Stores LLC
2019 Term Loan B, 6.91%, (1M USD LIBOR + 6.75%), 06/20/25 (l)	129	129
US Foods, Inc.
2019 Term Loan B, 2.75%, (1M USD LIBOR + 2.00%), 08/14/26 (l)	124	118
Verscend Holding Corp.
2018 Term Loan B, 4.65%, (1M USD LIBOR + 4.50%), 08/08/25 (l)	289	286
		2,668
Energy 0.1%
Apergy Corporation
2020 Term Loan, 6.00%, (3M USD LIBOR + 5.00%), 05/29/27 (l)	80	79
BCP Raptor, LLC
Term Loan B, 5.25%, (3M USD LIBOR + 4.25%), 06/07/24 (l)	492	384
Buckeye Partners, L.P.
2019 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 10/10/26 (l)	5	5
California Resources Corporation
Second Out Term Loan, 0.00%, 08/05/23 (g) (h)	700	13
Chesapeake Energy Corporation
2019 Last Out Term Loan, 0.00%, 06/09/24 (g) (h)	100	70
CITGO Holding Inc.
2019 Term Loan B, 8.00%, (3M USD LIBOR + 7.00%), 07/23/23 (l)	60	56
Citgo Petroleum Corporation
2019 Term Loan B, 6.00%, (3M USD LIBOR + 5.00%), 03/28/24 (l)	122	116
Delek US Holdings, Inc.
2018 Term Loan B, 2.41%, (3M USD LIBOR + 2.25%), 03/16/25 (l)	174	164
Eastern Power, LLC
Term Loan B, 4.75%, (3M USD LIBOR + 3.75%), 10/02/23 (l)	29	29
Gavilan Resources, LLC
2nd Lien Term Loan, 0.00%, 02/24/24 (g) (h) (p)	495	1
Granite Generation LLC
Term Loan B, 0.00%, (3M USD LIBOR + 3.75%), 10/22/26 (l) (r)	35	35
Term Loan B, 4.75%, (3M USD LIBOR + 3.75%), 10/22/26 (l)	8	7
Term Loan B, 4.75%, (1M USD LIBOR + 3.75%), 10/22/26 (l)	41	41
Limetree Bay Terminals, LLC
2017 Term Loan B, 4.16%, (3M USD LIBOR + 4.00%), 02/10/24 (l)	173	161
Lower Cadence Holdings LLC
Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 05/10/26 (l)	99	91
Matador Bidco S.a.r.l.
Term Loan, 4.91%, (1M USD LIBOR + 4.75%), 10/15/26 (l)	35	34
Murray Energy Corporation
DIP Term Loan, 13.00%, (1M USD LIBOR + 11.00%), 10/15/20 (l) (p)	168	135
2018 1st Lien Term Loan, 0.00%, 10/17/22 (g) (h) (p)	497	5
TPF II Power LLC
Term Loan B, 0.00%, (3M USD LIBOR + 3.75%), 10/02/23 (l) (r)	30	30
		1,456
Real Estate 0.1%
KREF Holdings X LLC
Term Loan B, 5.00%, (3M USD LIBOR + 4.75%), 08/04/27 (l) (p)	85	85
VICI Properties 1 LLC
Replacement Term Loan B, 1.93%, (1M USD LIBOR + 1.75%), 12/13/24 (l)	500	482
		567
Utilities 0.0%
Hamilton Projects Acquiror, LLC
Term Loan B, 5.75%, (3M USD LIBOR + 4.75%), 06/10/27 (l)	150	149
Pacific Gas And Electric Company
2020 Term Loan, 5.50%, (3M USD LIBOR + 4.50%), 06/18/25 (l)	229	224
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.90%, (1M USD LIBOR + 1.75%), 12/11/25 (l)	184	180
		553
Total Senior Floating Rate Instruments (cost $62,656)		60,178

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
COMMON STOCKS 0.0%
Industrials 0.0%
Alamo Group Inc. (g) (k)	1	36
Energy 0.0%
Weatherford International Public Limited Company (g)	—	—
Total Common Stocks (cost $43)		36
SHORT TERM INVESTMENTS 10.1%
Investment Companies 9.8%
JNL Government Money Market Fund - Institutional Class, 0.02% (s) (t)	123,534	123,534
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (s) (t)	4,346	4,346
Total Short Term Investments (cost $127,880)		127,880
Total Investments 103.2% (cost $1,256,292)		1,307,059
Total Forward Sales Commitments (0.2)% (proceeds $2,515)		(2,515)
Total Purchased Options 0.0% (cost $100)		91
Other Derivative Instruments (0.0)%		(303)
Other Assets and Liabilities, Net (3.0)%		(37,935)
Total Net Assets 100.0%		1,266,397

(a) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2020, the total payable for investments purchased on a delayed delivery basis was $32,890.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Treasury inflation indexed note, par amount is adjusted for inflation.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $151,505 and 12.0% of the Fund.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(g) Non-income producing security.

(h) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) All or a portion of the security was on loan as of September 30, 2020.

(j) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) Perpetual security. Next contractual call date presented, if applicable.

(n) Convertible security.

(o) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(p) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(q) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(r) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.2%)
Mortgage-Backed Securities (0.2%)
Federal National Mortgage Association, Inc.
TBA, 3.00%, 10/15/47 (a)	(2,400)	(2,515)
Total Government And Agency Obligations (proceeds $2,515)		(2,515)
Total Forward Sales Commitments (0.2%) (proceeds $2,515)		(2,515)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2020, the total proceeds for investments sold on a delayed delivery basis was $2,515.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
1MDB Global Investments Limited, 4.40%, 03/09/23	07/08/19	978	1,001	0.1
ADES International Holding PLC, 8.63%, 04/24/24	07/11/19	201	190	—
Alfa Bond Issuance Public Limited Company, 6.95%, callable at 100 beginning 04/30/23	01/22/20	201	197	—
Cosan Overseas Limited, 8.25%, callable at 100 beginning 02/05/21	06/27/19	390	398	0.1
DTEK Finance PLC, 10.75%, 12/31/24	06/25/19	208	136	—
Iraq, Government of, 5.80%, 01/15/28	06/24/19	370	332	—
Kondor Finance PLC, 7.38%, 07/19/22	01/16/20	208	201	—
Leviathan Bond Ltd, 5.75%, 06/30/23	08/04/20	80	82	—
Leviathan Bond Ltd, 6.13%, 06/30/25	09/22/20	52	52	—
Mesquite Energy, Inc., 15.00%, 07/15/23	07/09/20	24	24	—
Ministry of Finance of the Russian Federation, 4.25%, 06/23/27	07/29/20	226	225	—
Ministry of Finance of the Russian Federation, 4.38%, 03/21/29	08/20/20	464	458	0.1
Ministry of Finance of the Russian Federation, 5.10%, 03/28/35	11/19/19	705	736	0.1
Minstry of Finance, Lebenon Republic of, 0.00%, 03/09/20	06/24/19	217	37	—
Minstry of Finance, Lebenon Republic of, 0.00%, 04/14/20	07/01/19	74	18	—
NagaCorp Ltd., 7.95%, 07/06/24	08/04/20	197	201	—
Petroleos de Venezuela, S.A., 0.00%, 10/28/22	05/15/17	3,158	256	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	402	40	—
Presidencia de la Republica de El Salvador, 7.65%, 06/15/35	07/30/19	22	17	—
TBG Global Pte. Ltd., 5.25%, 02/10/22	07/03/19	201	201	—
TCS Finance Designated Activity Company, 9.25%, callable at 100 beginning 09/15/22	06/25/19	206	210	—
TV Azteca S.A.B. de C.V., 8.25%, 08/09/24	07/01/19	499	314	—
Viet Nam, Socialist Republic of, 4.80%, 11/19/24	07/15/19	371	391	0.1
		9,454	5,717	0.5

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	6	January 2021	1,326	—	1
United States Long Bond	31	December 2020	5,490	(23)	(25)
				(23)	(24)
Short Contracts
United States 10 Year Note	(82)	December 2020	(11,433)	20	(9)
United States 5 Year Note	(55)	January 2021	(6,929)	6	(3)
				26	(12)

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	0.50	(S)	03/17/26	389	1	1
3M LIBOR (Q)	Paying	0.25	(S)	03/17/23	2,403	—	(1)
3M LIBOR (Q)	Paying	0.75	(S)	03/17/31	1,669	(6)	(5)
3M LIBOR (Q)	Paying	1.00	(S)	03/17/51	43	(1)	(1)
						(6)	(6)

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 07/03/30	BOA	Call	98.00	07/03/25	300,000	5
3M LIBOR, 02/28/30	GSC	Call	140.25	02/26/25	1,500,000	24
3M LIBOR, 07/03/30	BOA	Put	98.00	07/03/25	300,000	8
3M LIBOR, 02/28/30	GSC	Put	140.25	02/26/25	1,500,000	54
						91

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 12/11/29	BOA	Call	189.00	12/09/24	2,900,000	(157)
3M LIBOR, 12/12/29	BOA	Call	190.00	12/10/24	1,900,000	(103)
3M LIBOR, 12/11/29	BOA	Put	189.00	12/09/24	2,900,000	(24)
3M LIBOR, 12/12/29	BOA	Put	190.00	12/10/24	1,900,000	(16)
						(300)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/First State Global Infrastructure Fund
COMMON STOCKS 98.9%
United States of America 54.8%
Alliant Energy Corporation	463	23,928
American Electric Power Company, Inc.	322	26,306
American Tower Corporation	137	33,155
Avista Corporation	321	10,945
CenterPoint Energy, Inc.	1,323	25,609
Cheniere Energy, Inc. (a)	345	15,959
Crown Castle International Corp.	130	21,595
Dominion Energy, Inc.	587	46,360
Enterprise Products Partners LP	990	15,628
Evergy, Inc.	341	17,344
Eversource Energy	438	36,575
Magellan Midstream Partners LP	415	14,190
NextEra Energy, Inc.	208	57,830
NiSource Inc.	916	20,154
Norfolk Southern Corporation	105	22,569
PNM Resources, Inc.	368	15,220
Portland General Electric Co.	452	16,049
SBA Communications Corporation	105	33,329
The Williams Companies, Inc.	262	5,148
UGI Corp.	632	20,830
Union Pacific Corporation	56	10,942
Xcel Energy Inc.	344	23,751
		513,416
Australia 8.8%
Aurizon Holdings Limited	4,574	13,967
Transurban Group	6,739	68,430
		82,397
France 5.4%
Eiffage (a)	229	18,687
Rubis	335	13,437
VINCI	221	18,500
		50,624
United Kingdom 5.1%
National Grid PLC	1,104	12,669
Severn Trent PLC	491	15,434
Signature Aviation PLC	1,350	4,166
SSE PLC	992	15,420
		47,689
Japan 4.7%
East Japan Railway Co.	290	17,798
Tokyo Gas Co. Ltd.	708	16,166
West Japan Railway Co. (b)	212	10,456
		44,420
Canada 3.6%
Emera Inc.	609	25,043
Pembina Pipeline Corporation (b)	421	8,927
		33,970
Hong Kong 3.5%
China Gas Holdings Ltd.	4,477	12,817
CLP Holdings Ltd.	2,129	19,847
		32,664
Italy 3.0%
Atlantia SpA (a)	1,207	18,968
Hera S.p.A.	1,421	5,250
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	341	3,764
		27,982
Mexico 2.8%
Grupo Aeroportuario del Sureste SAB de CV - Class B (a) (b)	1,035	12,016
Infraestructura Energetica Nova, S.A.B. de C.V. - Class I	1,768	5,329
Promotora y Operadora de Infraestructura SAB de CV (a) (b)	1,206	8,528
		25,873
China 2.5%
ENN Energy Holdings Ltd.	928	10,205
Guangdong Investment Ltd.	1,172	1,868
Jiangsu Expressway Co. Ltd. - Class H	11,058	11,178
		23,251
Switzerland 2.1%
Flughafen Zurich AG (a)	143	19,559
Spain 1.6%
AENA, S.M.E., S.A. (a)	105	14,626
New Zealand 1.0%
Auckland International Airport Limited (b)	2,017	9,721
Total Common Stocks (cost $930,086)		926,192
SHORT TERM INVESTMENTS 1.5%
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	11,806	11,806
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	2,272	2,272
Total Short Term Investments (cost $14,078)		14,078
Total Investments 100.4% (cost $944,164)		940,270
Other Assets and Liabilities, Net (0.4)%		(4,072)
Total Net Assets 100.0%		936,198

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Global Multisector Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 71.5%
United States of America 26.0%
Treasury, United States Department of
1.50%, 11/30/24	450	474
1.75%, 12/31/24	1,950	2,075
2.00%, 02/15/25	23,150	24,915
2.88%, 05/31/25	14,860	16,662
2.63%, 12/31/25	15,589	17,469
1.63%, 02/15/26 - 10/31/26	16,850	18,063
2.13%, 05/15/25 - 05/31/26	71,380	78,106
		157,764
Mexico 11.3%
Gobierno Federal de los Estados Unidos Mexicanos
2.50%, 12/10/20, MXN (a)	5,011	228
6.50%, 06/10/21 - 06/09/22, MXN	702,894	32,631
7.25%, 12/09/21, MXN	599,010	27,994
6.75%, 03/09/23, MXN	86,654	4,119
8.00%, 12/07/23, MXN	64,699	3,210
10.00%, 12/05/24, MXN	13,340	717
		68,899
Norway 9.5%
Stortinget
3.75%, 05/25/21, NOK	165,341	18,152
2.00%, 05/24/23, NOK	168,187	18,900
3.00%, 03/14/24, NOK	141,513	16,611
1.75%, 03/13/25, NOK	21,868	2,495
1.50%, 02/19/26, NOK	11,831	1,346
		57,504
South Korea 4.7%
The Republic of Korea, Government of
2.25%, 09/10/23, KRW	496,200	441
1.88%, 03/10/24, KRW	6,797,000	5,991
1.38%, 09/10/24, KRW	17,959,410	15,588
3.00%, 09/10/24, KRW	7,490,000	6,884
		28,904
Brazil 4.7%
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/21, BRL	156,090	28,303
Indonesia 4.5%
The Republic of Indonesia, The Government of
8.38%, 03/15/24, IDR	139,096,000	10,117
6.50%, 06/15/25, IDR	248,775,000	17,227
		27,344
Ghana 4.0%
Ghana, Government of
24.00%, 11/23/20, GHS	1,960	342
24.75%, 03/01/21 - 07/19/21, GHS	33,940	6,123
16.25%, 05/17/21, GHS	14,870	2,553
24.50%, 06/21/21, GHS	8,540	1,543
18.75%, 01/24/22, GHS	7,270	1,261
18.25%, 07/25/22, GHS	2,890	498
17.60%, 11/28/22, GHS	370	63
16.50%, 03/22/21 - 02/06/23, GHS	2,890	481
19.75%, 03/25/24 - 03/15/32, GHS	37,620	6,139
19.00%, 11/02/26, GHS	33,440	5,430
		24,433
Argentina 3.7%
Presidencia De La Nacion
18.20%, 10/03/21, ARS	484,003	2,719
0.00%, 12/04/21, ARS (b)	183,273	1,434
1.20%, 03/18/22, ARS (b)	792,275	6,111
1.10%, 04/17/22, ARS (b)	150,682	1,035
1.40%, 03/25/23, ARS (b)	478,659	3,548
16.00%, 10/17/23, ARS	450,969	1,760
1.50%, 03/25/24, ARS (b)	478,659	3,337
15.50%, 10/17/26, ARS	885,973	2,617
		22,561
Colombia 3.0%
Presidencia de la Republica de Colombia
7.75%, 04/14/21, COP	13,557,000	3,627
4.38%, 03/21/23, COP	592,000	157
10.00%, 07/24/24, COP	7,757,000	2,490
7.50%, 08/26/26, COP	38,018,800	11,443
9.85%, 06/28/27, COP	942,000	316
		18,033
India 0.1%
Ministry of Defence
8.13%, 09/21/22, INR	48,000	696
Total Government And Agency Obligations (cost $569,288)		434,441
CORPORATE BONDS AND NOTES 0.0%
South Africa 0.0%
K2016470219 (South Africa) Ltd
0.02%, 12/31/22 (c) (d)	10,198	77
0.04%, 12/31/22, EUR (c) (d)	3,593	—
K2016470260 South Africa Ltd
0.63%, 12/31/22 (c) (d)	3,448	—
Total Corporate Bonds And Notes (cost $11,730)		77
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. - Class A (e) (f) (g)	124,903	—
Edcon Holdings Ltd. - Class B (e) (f) (g)	14,399	—
Total Common Stocks (cost $106)		—
SHORT TERM INVESTMENTS 26.3%
Treasury Securities 17.2%
Cabinet Office, Government of Japan
-0.11%, 10/05/20, JPY (h)	1,520,500	14,414
-0.22%, 10/12/20 - 11/25/20, JPY (h)	4,882,000	46,286
-0.10%, 11/09/20, JPY (h)	155,200	1,471
0.00%, 12/14/20, JPY (h)	961,800	9,120
-0.14%, 02/10/21, JPY (h)	629,150	5,967
-0.17%, 03/10/21 - 03/25/21, JPY (h)	635,300	6,027
Gobierno Federal de los Estados Unidos Mexicanos
5.45%, 10/22/20, MXN (h)	241	109
4.68%, 11/05/20 - 02/25/21, MXN (h)	13,862	6,196
5.03%, 12/03/20, MXN (h)	331	149
4.52%, 12/17/20, MXN (h)	143	64
4.99%, 01/28/21, MXN (h)	331	148
4.41%, 03/25/21, MXN (h)	1,978	876
Presidencia Da Republica Federativa Do Brasil
3.55%, 10/01/20, BRL (h)	17,910	3,185
5.24%, 04/01/21, BRL (h)	43,320	7,617
5.26%, 07/01/21, BRL (h)	16,660	2,908
		104,537
Investment Companies 9.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (i) (j)	54,909	54,909
Total Short Term Investments (cost $162,666)		159,446
Total Investments 97.8% (cost $743,790)		593,964
Other Derivative Instruments 0.5%		2,797
Other Assets and Liabilities, Net 1.7%		10,370
Total Net Assets 100.0%		607,131

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

(b) Treasury inflation indexed note, par amount is not adjusted for inflation.

(c) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $77 and 0.0% of the Fund.

(e) Non-income producing security.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

(h) The coupon rate represents the yield to maturity.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/Franklin Templeton Global Multisector Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Edcon Holdings Ltd. - Class B	02/27/17	11	—	—
Edcon Holdings Ltd. - Class A	02/28/17	95	—	—
		106	—	—

JNL/Franklin Templeton Global Multisector Bond Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	10/02/20	BRL	33,121	5,890	28
BRL/USD	JPM	10/02/20	BRL	41,061	7,302	38
CHF/EUR	UBS	10/13/20	EUR	(1,299)	(1,523)	(5)
CHF/EUR	UBS	11/09/20	EUR	(7,942)	(9,316)	148
CHF/EUR	GSC	11/12/20	EUR	(5,286)	(6,200)	(8)
CHF/EUR	GSC	11/12/20	EUR	(7,797)	(9,146)	142
CHF/EUR	UBS	02/10/21	EUR	(2,601)	(3,058)	(9)
CHF/EUR	GSC	02/12/21	EUR	(5,290)	(6,219)	(8)
CHF/EUR	UBS	03/10/21	EUR	(1,296)	(1,525)	1
CHF/EUR	GSC	03/15/21	EUR	(5,289)	(6,223)	(6)
EUR/USD	HSB	10/13/20	EUR	786	921	25
EUR/USD	DUB	10/15/20	EUR	823	964	26
EUR/USD	BOA	10/16/20	EUR	134	157	4
EUR/USD	DUB	10/26/20	EUR	10,433	12,234	330
EUR/USD	JPM	03/04/21	EUR	2,801	3,296	(20)
JPY/AUD	HSB	10/13/20	AUD	(11,932)	(8,547)	(82)
JPY/AUD	JPM	10/13/20	AUD	(13,855)	(9,924)	(105)
JPY/AUD	JPM	10/14/20	AUD	(13,882)	(9,943)	279
JPY/AUD	DUB	10/15/20	AUD	(18,034)	(12,917)	(217)
JPY/AUD	CIT	11/24/20	AUD	(19,737)	(14,139)	30
JPY/AUD	HSB	12/14/20	AUD	(15,715)	(11,258)	277
JPY/AUD	JPM	12/14/20	AUD	(13,882)	(9,945)	280
JPY/AUD	JPM	02/22/21	AUD	(33,680)	(24,133)	243
JPY/AUD	CIT	02/26/21	AUD	(2,490)	(1,784)	9
JPY/AUD	CIT	03/10/21	AUD	(5,215)	(3,737)	54
JPY/AUD	HSB	03/11/21	AUD	(11,933)	(8,550)	184
JPY/AUD	HSB	03/17/21	AUD	(7,980)	(5,718)	105
JPY/EUR	CIT	10/30/20	EUR	(6,778)	(7,948)	(5)
JPY/EUR	HSB	11/24/20	EUR	(12,732)	(14,938)	(673)
JPY/EUR	HSB	11/24/20	EUR	(12,732)	(14,939)	218
JPY/EUR	CIT	12/30/20	EUR	(6,628)	(7,785)	(36)
JPY/EUR	DUB	01/15/21	EUR	(32,500)	(38,189)	(569)
JPY/EUR	HSB	02/24/21	EUR	(12,732)	(14,973)	212
JPY/EUR	CIT	02/26/21	EUR	(6,778)	(7,971)	128
JPY/EUR	HSB	03/25/21	EUR	(5,232)	(6,157)	(41)
JPY/EUR	CIT	03/31/21	EUR	(6,628)	(7,801)	(38)
JPY/EUR	CIT	06/30/21	EUR	(6,628)	(7,816)	(38)
JPY/USD	JPM	11/24/20	JPY	7,907,454	75,008	1,257
SEK/EUR	DUB	10/15/20	EUR	(1,574)	(1,845)	(18)
SEK/EUR	DUB	10/16/20	EUR	(10,623)	(12,454)	(94)
SEK/EUR	DUB	11/13/20	EUR	(3,584)	(4,204)	(82)
SEK/EUR	DUB	11/17/20	EUR	(1,592)	(1,867)	(39)
SEK/EUR	DUB	12/14/20	EUR	(7,136)	(8,378)	(131)
SEK/EUR	DUB	12/15/20	EUR	(1,573)	(1,847)	(18)
SEK/EUR	DUB	03/15/21	EUR	(4,722)	(5,555)	(62)
USD/AUD	JPM	11/27/20	AUD	(4,680)	(3,353)	9
USD/BRL	CIT	10/02/20	BRL	(33,121)	(5,890)	501
USD/BRL	JPM	10/02/20	BRL	(41,061)	(7,302)	479
USD/BRL	CIT	10/15/20	BRL	(33,121)	(5,889)	(28)
USD/BRL	CIT	11/04/20	BRL	(20,369)	(3,620)	100
USD/BRL	HSB	11/04/20	BRL	(8,090)	(1,438)	118
USD/BRL	JPM	11/04/20	BRL	(41,061)	(7,297)	(38)
USD/BRL	JPM	11/04/20	BRL	(116,699)	(20,737)	386
USD/BRL	CIT	12/02/20	BRL	(6,341)	(1,126)	28
USD/BRL	HSB	12/02/20	BRL	(10,052)	(1,785)	42
USD/EUR	HSB	10/13/20	EUR	(786)	(921)	(38)
USD/EUR	DUB	10/15/20	EUR	(823)	(965)	(36)
USD/EUR	BOA	10/16/20	EUR	(134)	(157)	(5)
USD/EUR	DUB	10/26/20	EUR	(10,433)	(12,234)	(357)
USD/EUR	JPM	03/04/21	EUR	(2,802)	(3,295)	41
USD/GHS	SCB	10/05/20	GHS	(575)	(99)	(1)
USD/JPY	JPM	11/24/20	JPY	(7,907,454)	(75,008)	(1,430)
USD/KRW	DUB	11/27/20	KRW	(26,210,900)	(22,413)	(1,183)
USD/KRW	GSC	03/09/21	KRW	(7,854,300)	(6,719)	(98)
USD/MXN	HSB	10/07/20	MXN	(592,275)	(26,768)	1,615
USD/MXN	CIT	10/08/20	MXN	(60,044)	(2,713)	200
USD/MXN	CIT	10/09/20	MXN	(45,098)	(2,038)	148
USD/MXN	CIT	10/13/20	MXN	(150,357)	(6,791)	480
USD/MXN	CIT	10/15/20	MXN	(221,319)	(9,993)	749
USD/MXN	CIT	10/16/20	MXN	(202,651)	(9,149)	777
USD/MXN	CIT	10/27/20	MXN	(89,293)	(4,026)	(504)
USD/MXN	CIT	10/29/20	MXN	(149,338)	(6,731)	(877)
USD/MXN	CIT	03/11/21	MXN	(200,658)	(8,905)	5
					(480,062)	2,797

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Growth Allocation Fund
COMMON STOCKS 72.1%
United States of America 46.4%
10X Genomics, Inc. (a)	2	212
3M Company	10	1,540
Abbott Laboratories	30	3,263
AbbVie Inc.	32	2,801
ABIOMED, Inc. (a)	—	41
Activision Blizzard, Inc.	8	661
Acuity Brands, Inc.	2	192
Adobe Inc. (a)	7	3,670
AFLAC Incorporated	17	621
Agilent Technologies, Inc.	13	1,333
Air Products and Chemicals, Inc.	19	5,516
Akamai Technologies, Inc. (a)	4	471
Albemarle Corporation	20	1,805
Align Technology, Inc. (a)	—	87
Alliant Energy Corporation	3	160
Allison Systems, Inc.	1	39
Alphabet Inc. - Class A (a)	5	7,261
Alphabet Inc. - Class C (a)	3	4,099
Altria Group, Inc.	17	672
Amazon.com, Inc. (a)	5	15,089
Amdocs Limited	8	452
Ameren Corporation	2	188
American Electric Power Company, Inc.	18	1,442
American National Group, Inc.	—	7
American Tower Corporation	3	636
American Water Works Company, Inc.	11	1,645
American Well Corporation - Class A (a) (b)	1	18
AMETEK, Inc.	6	602
Amgen Inc.	15	3,700
Amphenol Corporation - Class A	13	1,382
Analog Devices, Inc.	36	4,232
AO Smith Corp.	5	269
Apple Inc.	151	17,531
Applied Materials, Inc.	12	711
Arista Networks, Inc. (a)	—	42
Arrow Electronics, Inc. (a)	3	270
Aspen Technology, Inc. (a)	1	91
AT&T Inc.	61	1,742
Atmos Energy Corporation	1	141
Autodesk, Inc. (a)	8	1,775
Automatic Data Processing, Inc.	11	1,500
AutoNation, Inc. (a)	3	151
AutoZone, Inc. (a)	—	349
Avalara, Inc.	4	453
Avery Dennison Corporation	3	324
Avnet, Inc.	15	375
Bank of America Corporation	62	1,505
Becton, Dickinson and Company	10	2,428
Berkshire Hathaway Inc. - Class B (a)	6	1,224
Best Buy Co., Inc.	14	1,579
Bill.Com Holdings Inc. (a)	10	993
Biogen Inc. (a)	7	2,102
BlackRock, Inc.	3	1,941
Booking Holdings Inc. (a)	—	765
Booz Allen Hamilton Holding Corporation - Class A	1	100
Boston Beer Co. Inc. - Class A (a)	—	27
Bristol-Myers Squibb Company	69	4,171
Brixmor Property Group Inc.	12	142
Broadridge Financial Solutions, Inc.	2	229
Brown-Forman Corp. - Class A	1	52
Brown-Forman Corp. - Class B	16	1,188
BWXT Government Group, Inc.	16	927
C.H. Robinson Worldwide, Inc.	5	536
Cable One, Inc.	1	1,493
Cabot Oil & Gas Corp.	16	274
Cadence Design Systems Inc. (a)	15	1,564
Campbell Soup Company	1	31
Carlisle Cos. Inc.	4	534
Carter's Inc.	1	48
Casey's General Stores Inc.	1	89
Catalent Inc. (a)	30	2,572
Caterpillar Inc.	5	731
Cboe Global Markets, Inc.	2	178
CBRE Group, Inc. - Class A (a)	4	192
Celanese Corp. - Class A	12	1,305
Cerner Corp.	19	1,342
Chemed Corporation	1	240
Chevron Corporation	49	3,525
Church & Dwight Co. Inc.	4	345
Ciena Corp. (a)	1	20
Cigna Holding Company	2	263
Cintas Corp.	7	2,300
Cirrus Logic Inc. (a)	—	12
Cisco Systems, Inc.	48	1,871
Citigroup Inc.	35	1,509
Citrix Systems Inc.	4	588
Cognex Corp.	3	221
Cognizant Technology Solutions Corp. - Class A	6	419
Colgate-Palmolive Co.	29	2,211
Comcast Corporation - Class A	60	2,763
Consolidated Edison, Inc.	4	326
Constellation Brands, Inc. - Class A	5	928
Copart Inc. (a)	7	780
CoreSite Realty Corporation	—	16
CoStar Group, Inc. (a)	1	509
Costco Wholesale Corporation	2	811
Crown Castle International Corp.	10	1,667
Cummins Inc.	9	1,848
CVS Health Corporation	53	3,122
D.R. Horton, Inc.	2	155
Danaher Corporation	16	3,416
Darden Restaurants Inc.	2	186
Deciphera Pharmaceuticals, Inc. (a)	5	262
Deere & Company	4	992
Dentsply Sirona Inc.	6	270
Devon Energy Corporation	13	126
Dollar General Corporation	5	998
Dominion Energy, Inc.	26	2,027
Domino's Pizza, Inc.	2	1,051
Donaldson Co. Inc.	12	536
Dover Corporation	12	1,303
DTE Energy Company	9	1,012
Duck Creek Technologies, Inc. (a) (b)	1	32
Duke Energy Corporation	25	2,214
Eastman Chemical Co.	1	111
Eaton Vance Corp.	5	200
eBay Inc.	6	320
Ecolab Inc.	14	2,725
Edwards Lifesciences Corporation (a)	22	1,730
Electronic Arts Inc. (a)	7	936
Eli Lilly & Co.	21	3,044
Emerson Electric Co.	8	533
Enphase Energy, Inc. (a)	—	29
EOG Resources, Inc.	34	1,236
EPR Properties	1	27
Equifax Inc.	5	752
Equinix, Inc.	2	1,414
Equitable Holdings, Inc.	1	24
Equity Commonwealth	5	144
Erie Indemnity Company - Class A	4	880
Estee Lauder Cos. Inc. - Class A	4	805
Evercore Inc. - Class A	—	8
Evergy, Inc.	2	110
Eversource Energy	4	320
Exelixis, Inc. (a)	10	245
Expedia Group, Inc.	3	260
Expeditors International of Washington Inc.	7	611
Exxon Mobil Corporation	161	5,535
F5 Networks, Inc. (a)	4	463
Facebook, Inc. - Class A (a)	26	6,863
FactSet Research Systems Inc.	2	763
Fair Isaac Corporation (a)	—	195
Fastenal Co.	50	2,255
Fidelity National Financial, Inc.	4	135
Flowers Foods Inc.	3	67
Foot Locker, Inc.	2	58

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Fortinet, Inc. (a)	6	730
Fortive Corporation	10	736
FTI Consulting Inc. (a)	—	13
Gaming and Leisure Properties, Inc.	12	433
Gap Inc.	4	61
Generac Holdings Inc. (a)	—	40
General Dynamics Corporation	7	1,024
General Mills, Inc.	9	576
Gentex Corp.	11	275
Gilead Sciences, Inc.	19	1,183
GoodRx Holdings, Inc. - Class A (a) (b)	—	22
Graco Inc.	10	590
GrafTech International Ltd.	—	3
Grand Canyon Education, Inc. (a)	2	185
Graphic Packaging Holding Company	13	187
H & R Block, Inc.	3	53
Haemonetics Corp. (a)	9	770
Hanesbrands Inc.	3	46
Hawaiian Electric Industries Inc.	1	47
Hershey Co.	3	367
Highwoods Properties Inc.	5	163
Honeywell International Inc.	32	5,302
Horizon Therapeutics Public Limited Company (a)	1	49
Hormel Foods Corp.	4	214
Host Hotels & Resorts, Inc.	58	625
HP Inc.	24	447
Humana Inc.	1	379
Huntington Ingalls Industries Inc.	2	337
Huntsman Corp.	1	14
IAA Spinco Inc. (a)	1	46
IDEXX Laboratories, Inc. (a)	3	1,106
Illinois Tool Works Inc.	12	2,298
Illumina, Inc. (a)	5	1,697
Ingersoll Rand Inc. (a)	9	306
Ingredion Inc.	1	66
Intel Corporation	75	3,897
Intercontinental Exchange, Inc.	12	1,238
International Business Machines Corporation	13	1,572
International Flavors & Fragrances Inc.	4	436
Interpublic Group of Cos. Inc.	4	66
Intuit Inc.	16	5,382
Intuitive Surgical, Inc. (a)	4	2,838
Invesco Ltd.	22	251
Iovance Biotherapeutics Inc. (a)	4	119
Jabil Inc.	4	138
Jack Henry & Associates Inc.	1	153
Jazz Pharmaceuticals Public Limited Company (a)	2	263
JB Hunt Transport Services Inc.	9	1,194
Jefferies Financial Group Inc.	1	13
JM Smucker Co.	1	136
Johnson & Johnson	59	8,712
Johnson Controls International Public Limited Company	30	1,216
Jones Lang LaSalle Incorporated	1	135
JPMorgan Chase & Co.	43	4,097
Kansas City Southern	7	1,186
Kellogg Co.	2	160
Keysight Technologies, Inc. (a)	6	618
Kimberly-Clark Corporation	11	1,687
Kimco Realty Corporation	5	55
KLA-Tencor Corp.	2	421
Knight-Swift Transportation Holdings Inc. - Class A	6	235
Laboratory Corporation of America Holdings (a)	4	828
Lam Research Corp.	2	760
Lamar Advertising Co. - Class A	4	267
Lamb Weston Holdings Inc.	5	318
Landstar System Inc.	2	297
Las Vegas Sands Corp.	17	801
Lennar Corporation - Class A	3	237
Lennox International Inc.	—	79
Lincoln Electric Holdings Inc.	3	261
Lincoln National Corporation	9	275
Lockheed Martin Corporation	12	4,704
Lowe`s Companies, Inc.	15	2,525
Manhattan Associates Inc. (a)	3	287
ManpowerGroup Inc.	8	571
MarketAxess Holdings Inc.	2	1,048
Martin Marietta Materials Inc.	4	856
Masco Corporation	2	92
Masimo Corp. (a)	1	150
MasterCard Incorporated - Class A	16	5,498
Match Group Holdings II, LLC (a)	9	982
Match Group, Inc. (a)	3	319
Maxim Integrated Products, Inc.	4	267
McCormick & Co. Inc.	8	1,550
McDonald's Corporation	11	2,522
Merck & Co., Inc.	65	5,420
Mercury Systems Inc. (a)	7	573
MetLife, Inc.	46	1,710
Mettler-Toledo International Inc. (a)	5	4,469
Micron Technology, Inc. (a)	9	421
Microsoft Corporation	130	27,314
Mohawk Industries Inc. (a)	2	170
Mondelez International, Inc. - Class A	13	759
Monolithic Power Systems Inc.	4	1,144
Monster Beverage 1990 Corporation (a)	33	2,644
Moody's Corp.	8	2,425
Morgan Stanley	46	2,211
Morningstar Inc.	—	43
Motorola Solutions Inc.	2	366
MSC Industrial Direct Co. - Class A	3	171
MSCI Inc.	5	1,809
NASDAQ Inc.	7	839
National Retail Properties, Inc.	2	84
NetApp, Inc.	3	144
Netflix, Inc. (a)	1	607
Neurocrine Biosciences, Inc. (a)	4	424
NewMarket Corp.	—	38
Newmont Corporation	3	185
NextEra Energy, Inc.	9	2,468
NIKE, Inc. - Class B	42	5,214
Nordstrom Inc. (b)	1	17
Norfolk Southern Corporation	6	1,241
Northrop Grumman Systems Corp.	11	3,550
NRG Energy, Inc.	11	342
Nu Skin Enterprises, Inc. - Class A	1	36
Nucor Corporation	7	324
NVIDIA Corporation	9	4,823
NVR, Inc. (a)	—	437
Okta, Inc. - Class A (a)	1	171
Old Dominion Freight Line Inc.	5	932
Omega Healthcare Investors, Inc.	5	158
Omnicom Group Inc.	3	149
Oracle Corporation	24	1,410
O'Reilly Automotive, Inc. (a)	2	868
Oshkosh Corp.	3	214
Otis Worldwide Corporation	10	654
Owens Corning Inc.	3	226
PACCAR Inc.	3	238
Packaging Corporation of America	1	122
Paychex Inc.	5	406
Paycom Software, Inc. (a)	1	249
Paypal Holdings, Inc. (a)	7	1,300
PepsiCo, Inc.	44	6,133
Pfizer Inc.	45	1,651
Philip Morris International Inc.	13	997
Polaris Industries Inc.	3	258
Pool Corporation	2	785
PPL Corporation	7	194
Premier Healthcare Solutions, Inc. - Class A	—	14
Principal Financial Group, Inc.	3	133
Procter & Gamble Co.	51	7,060
Progressive Corp.	2	191
Prudential Financial Inc.	3	191
PTC Inc. (a)	11	920
PTC Therapeutics, Inc. (a)	4	164
Public Service Enterprise Group Inc.	7	388
Public Storage	8	1,767
Pulte Homes Inc.	8	393
Qualcomm Incorporated	14	1,660

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Quest Diagnostics Incorporated	8	909
Raytheon BBN Technologies Corp.	69	3,963
Realty Income Corporation	5	277
Regeneron Pharmaceuticals, Inc. (a)	2	1,325
Reliance Steel & Aluminum Co.	3	349
Republic Services Inc.	6	521
ResMed Inc.	3	469
Robert Half International Inc.	7	382
Rockwell Automation Inc.	4	819
Rollins Inc.	9	483
Roper Technologies, Inc.	11	4,498
Ross Stores Inc.	22	2,016
Royal Gold Inc.	—	49
S&P Global Inc.	12	4,174
Salesforce.Com, Inc. (a)	5	1,251
Santander Consumer USA Holdings Inc.	1	24
Schneider National, Inc. - Class B	—	5
SEI Investments Co.	7	336
ServiceNow, Inc. (a)	9	4,341
Sherwin-Williams Co.	2	1,100
Simon Property Group, Inc.	18	1,185
Skyworks Solutions, Inc.	6	941
Snap-On Inc.	1	79
Snowflake Inc. - Class A (a) (b)	2	602
SolarEdge Technologies Ltd. (a)	—	37
Sonoco Products Co.	1	70
Spirit Realty Capital, Inc.	1	48
Spotify Technology S.A. (a)	1	337
Sprouts Farmers Market, Inc. (a)	7	145
Stanley Black & Decker, Inc.	7	1,103
Starbucks Corporation	7	644
State Street Corporation	9	509
Steel Dynamics Inc.	12	333
STORE Capital Corp.	3	80
Stryker Corporation	19	4,035
SYNNEX Corporation	2	266
Synopsys Inc. (a)	9	2,003
T. Rowe Price Group, Inc.	14	1,845
Target Corporation	24	3,792
Teleflex Incorporated	5	1,532
Teradyne Inc.	4	285
Tesla Inc. (a)	1	472
Texas Instruments Incorporated	76	10,879
The Bank of New York Mellon Corporation	19	665
The Boeing Company	1	146
The Charles Schwab Corporation	27	981
The Clorox Company	6	1,175
The Coca-Cola Company	52	2,561
The Home Depot, Inc.	12	3,248
The Kroger Co.	44	1,505
The Southern Company	60	3,243
Thermo Fisher Scientific Inc.	1	558
TJX Cos. Inc.	11	608
Toro Co.	2	137
Tractor Supply Co.	7	1,048
Tradeweb Markets Inc. - Class A	5	304
Trane Technologies Public Limited Company	10	1,192
Trex Company, Inc. (a)	4	293
Truist Financial Corporation	30	1,137
Twilio Inc. - Class A (a)	4	1,027
Tyler Technologies Inc. (a)	2	739
Tyson Foods Inc. - Class A	4	231
U.S. Bancorp	35	1,255
Uber Technologies, Inc. (a)	9	344
Ubiquiti Inc.	—	24
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1	170
Union Pacific Corporation	29	5,774
United Parcel Service Inc. - Class B	29	4,900
United Therapeutics Corporation (a)	2	204
UnitedHealth Group Incorporated	9	2,686
Universal Health Services Inc. - Class B	2	227
Unum Group	10	166
Valero Energy Corporation	8	337
Valvoline, Inc.	2	29
Veeva Systems Inc. - Class A (a)	4	1,119
Ventas, Inc.	15	629
Verisk Analytics, Inc.	14	2,593
Verizon Communications Inc.	105	6,231
Vertex Pharmaceuticals Incorporated (a)	3	857
Visa Inc. - Class A	26	5,245
VMware, Inc. - Class A (a)	—	37
Vornado Realty Trust	8	285
W. W. Grainger, Inc.	4	1,432
W.P. Carey Inc.	2	127
Walgreens Boots Alliance, Inc.	9	318
Walmart Inc.	25	3,437
Walt Disney Co.	23	2,805
Waters Corp. (a)	—	45
Watsco Inc.	1	263
WEC Energy Group Inc.	1	99
Wells Fargo & Company	70	1,637
West Pharmaceutical Services Inc.	14	3,833
Western Union Co.	15	316
Williams-Sonoma Inc.	5	433
Workday, Inc. - Class A (a)	7	1,444
Xcel Energy Inc.	3	207
Xerox Holdings Corporation	1	12
Xilinx, Inc.	4	366
Yum China Holdings, Inc.	8	427
Yum! Brands, Inc.	7	628
Zoetis Inc. - Class A	2	263
		508,530
United Kingdom 3.9%
3i Group plc	6	72
Admiral Group PLC	9	307
Ascential Group Limited (a)	470	1,780
AstraZeneca PLC - ADR	18	988
AstraZeneca PLC	12	1,310
Atlassian Corporation PLC - Class A (a)	2	288
AVEVA Group plc	35	2,162
Aviva PLC	189	697
BAE Systems PLC	105	648
Barclays PLC	500	630
Barratt Developments P L C	49	303
boohoo Group PLC (a)	550	2,666
BP P.L.C. - ADR	22	384
BP P.L.C.	204	594
Burberry Group PLC	9	187
Centrica PLC	102	53
Direct Line Insurance Limited	17	58
Evraz PLC	24	108
Experian PLC	66	2,482
Ferguson PLC	23	2,318
Fiat Chrysler Automobiles N.V. (a)	6	79
GW Pharmaceuticals plc - ADS (a) (b)	2	188
Hargreaves Lansdown PLC	16	315
Hikma Pharmaceuticals Public Limited Company	68	2,271
IHS Markit Ltd.	26	2,057
Imperial Brands PLC	60	1,059
Informa Switzerland Limited	40	193
Intermediate Capital Group PLC	110	1,696
International Consolidated Airlines Group, S.A. (b)	244	297
Linde Public Limited Company	21	4,940
LivaNova PLC (a)	18	791
M&G PLC	123	252
Next PLC	6	490
Nvent Electric Public Limited Company	20	356
Persimmon Public Limited Company	15	491
Relx PLC	43	951
Rio Tinto PLC - ADR	24	1,449
Rio Tinto PLC	11	653
SEGRO Public Limited Company	5	62
Standard Chartered PLC	230	1,057
Taylor Wimpey PLC	42	59
The Berkeley Group Holdings PLC	6	336
The Sage Group PLC.	253	2,343
Unilever N.V.	7	434
Unilever PLC	24	1,464

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Vodafone Group Public Limited Company	300	398
		42,716
China 2.9%
Alibaba Group Holding Limited (a) (c)	21	763
Alibaba Group Holding Limited - ADS (a)	23	6,901
Alibaba Health Information Technology Limited (a) (b)	110	272
A-Living Services Co., Ltd.	21	106
Anhui Conch Cement Company Limited - Class A	25	206
Anhui Conch Cement Company Limited - Class H	93	645
BAIC Motor Corporation., Ltd - Class H	172	71
Baidu, Inc. - Class A - ADR (a)	6	802
Bank of China Limited - Class H (b)	3,930	1,224
Bank of Communications Co., Ltd. - Class A	256	171
Bank of Communications Co., Ltd. - Class H	535	259
Brilliance China Automotive Holdings Ltd.	80	76
Changchun High And New Technology Industry (Group) Inc.	3	142
China CITIC Bank Corporation Limited - Class H	961	373
China Construction Bank Corporation - Class H	1,640	1,071
China Everbright Bank Company Limited - Class A	241	129
China Lesso Group Holdings Limited	100	181
China Minsheng Banking Corp., Ltd. - Class A	230	180
China Minsheng Banking Corp., Ltd. - Class H	690	363
China Mobile Ltd.	214	1,379
China National Building Material Co., Ltd. - Class H	94	120
China Resources Cement Holdings Limited	216	298
China Telecom Corp. Ltd. - Class H	1,142	343
China Yuhua Education Group Co., Ltd	124	107
Chongqing Rural Commercial Bank Co., Ltd. - Class H	254	94
CNOOC Limited	416	402
Country Garden Services Holdings Company Limited	155	1,004
Dali Foods Group Company Limited	173	106
Dragon Delight Holdings Company Limited	79	126
ENN Energy Holdings Ltd.	7	81
Glodon Company Limited	8	84
GSX Techedu Inc. - Class A - ADR (a) (b)	1	99
Guangdong Wens Foodstuff Group Co., Ltd.	42	120
Haitian International Holdings Limited	60	140
Henan Shuanghui Investment & Development Co.,Ltd. - Class A	19	147
Hithink Royalflush Information Network Co., Ltd	3	69
Hualan Biological Engineering, Inc.	13	109
Hundsun Technologies Inc. - Class A	7	107
Industrial and Commercial Bank of China Limited - Class H	745	389
Industrial Bank Co., Ltd. - Class A	131	312
JD.com, Inc. - Class A - ADR (a)	5	411
Jiangsu Hengli Hydraulic Technology Co., Ltd.	9	98
KWG Group Holdings Limited	73	125
Li Ning Company Limited	20	92
Meituan Dianping (a)	16	502
Momo Inc. - ADR	15	206
NetEase, Inc. - ADR (b)	2	864
New Oriental Education & Technology Group - ADR (a)	4	523
Noah Holdings Limited - Class A - ADS (a)	4	96
Pinduoduo Inc. - ADR (a) (b)	2	156
Poly Developments And Holdings Group Co., Ltd. - Class A	73	172
Shanghai Pudong Development Bank Co., Ltd. - Class A	189	261
Shenzhen Goodix Technology Co., Ltd.	3	63
Shenzhen Kangtai Biological Products Co., Ltd.	5	123
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	7	375
Sinopec Engineering (Group) Co., Ltd. - Class H	748	279
Sinopharm Group Co. Ltd. - Class H	122	259
Sun Art Retail Group Limited	43	47
TAL Education Group - ADS (a) (b)	30	2,281
Tencent Holdings Limited	58	3,884
Tingyi Cayman Islands Holding Corp.	82	145
Topsports International Holdings Limited	139	194
Vipshop (China) Co., Ltd. - ADR (a)	31	482
Weichai Power Co., Ltd. - Class H	131	265
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A	15	88
Wuxi Biologics Cayman Inc (a)	21	504
		32,066
Japan 2.9%
ABC-Mart Inc.	1	62
Advantest Corporation (b)	4	170
Amada Co. Ltd.	10	91
Astellas Pharma Inc.	14	210
Bandai Namco Holdings Inc. (b)	1	80
Calbee,Inc.	4	125
Chugai Pharmaceutical Co. Ltd.	1	63
CyberAgent Inc.	40	2,472
Daito Trust Construction Co. Ltd.	3	292
Daiwa Securities Group Inc. (b)	15	62
En-Japan Inc.	—	3
Fujitsu Ltd.	9	1,286
Hitachi Ltd.	30	1,013
Honda Motor Co. Ltd.	25	587
Hoya Corp.	5	564
Isuzu Motors Ltd.	77	669
Japan Airlines Co., Ltd	—	2
Japan Exchange Group Inc.	11	293
Japan Post Insurance Co., Ltd.	11	178
Kakaku.com Inc.	6	169
Kamigumi Co. Ltd.	5	96
KDDI Corp. (b)	35	882
Kirin Holdings Co. Ltd.	46	861
Komatsu Ltd. (b)	26	578
Kurita Water Industries Ltd.	2	79
Lawson Inc.	2	115
Matsumotokiyoshi Holdings Co., Ltd.	21	759
Medipal Holdings Corp.	4	70
Mitsubishi Electric Corp.	62	840
Mitsubishi UFJ Lease & Finance Co. Ltd. (b)	20	92
Mitsui Fudosan Co. Ltd.	37	642
MS&AD Insurance Group Holdings, Inc. (b)	3	70
NEC Corp.	2	135
Nihon M & A Center Inc.	7	389
Nippon Telegraph & Telephone Corp.	36	732
Nippon Television Holdings Inc.	16	175
Nitori Co. Ltd.	4	789
Nitto Denko Corp.	8	515
Nomura Holdings Inc.	118	537
Nomura Research Institute Ltd.	14	412
NTT DoCoMo Inc. (b)	25	918
Obayashi Corp. (b)	33	297
Oracle Corp. Japan	2	194
ORIX Corp.	67	831
Otsuka Corp.	5	261
Persol Holdings Co., Ltd.	6	101
Recruit Holdings Co., Ltd.	11	435
Sekisui Chemical Co. Ltd.	5	77
Sekisui House Ltd.	31	547
Seria Co., Ltd. (b)	10	438
Seven & I Holdings Co., Ltd.	4	111
Shin-Etsu Chemical Co. Ltd.	1	157
Shinsei Bank Ltd.	6	70
Shionogi & Co. Ltd. (b)	1	54
Softbank Corp. (b)	40	441
Sony Corp.	10	771
Sumitomo Heavy Industries Ltd.	3	76
Sumitomo Metal Mining Co. Ltd.	25	786
Sumitomo Mitsui Financial Group Inc.	62	1,722
Sundrug Co. Ltd.	23	882
Suzuken Co. Ltd.	2	69
Taiheiyo Cement Corp.	3	76
Takeda Pharmaceutical Co. Ltd.	43	1,547
Toho Gas Co. Ltd. (b)	4	179
Tokyo Broadcasting System Holdings,Inc.	18	303
Tokyo Electron Ltd.	4	1,096
Tokyo Gas Co. Ltd.	18	418
TOPCON Corporation	7	66
Tosoh Corp.	37	607

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Toyota Industries Corp.	8	484
Trend Micro Inc.	6	390
Welcia Holdings Co.,Ltd.	5	202
Yamazaki Baking Co. Ltd.	4	66
ZOZO, Inc.	4	120
		31,951
Netherlands 1.8%
Adyen B.V. (a)	2	3,422
ASML Holding - ADR	4	1,601
ASML Holding	6	2,101
Flow Traders N.V.	12	474
ING Groep N.V. (a)	203	1,440
Koninklijke Ahold Delhaize N.V.	50	1,494
Koninklijke DSM N.V.	15	2,389
LyondellBasell Industries N.V. - Class A	17	1,230
NN Group N.V.	9	322
NXP Semiconductors N.V.	14	1,773
Randstad NV	6	302
Royal Dutch Shell PLC - Class A - ADR	15	378
Royal Dutch Shell PLC - Class B	95	1,154
SBM Offshore N.V.	53	846
Wolters Kluwer NV	7	607
		19,533
Germany 1.8%
Adidas AG (a)	1	278
Allianz SE	—	60
Aroundtown SA (a)	11	54
BASF SE	15	911
Bayer AG	27	1,648
Bayerische Motoren Werke AG	10	702
Covestro AG	13	650
CTS Eventim AG & Co. KGaA (a)	35	1,688
Deutsche Boerse AG	15	2,572
Deutsche Lufthansa AG (a)	7	64
Deutsche Telekom AG	71	1,180
E.ON SE	107	1,174
MTU Aero Engines AG	14	2,273
SAP SE	22	3,352
Symrise AG	17	2,279
Zalando SE (a)	7	621
		19,506
Switzerland 1.2%
Adecco Group AG	8	397
Alcon AG (a)	31	1,757
EMS-Chemie Holding AG	—	353
Garmin Ltd.	2	196
Geberit AG	2	1,069
Kühne + Nagel International AG	3	512
Nestle SA	4	441
Novartis AG	3	237
Partners Group Holding AG	1	828
Roche Holding AG	10	3,394
SGS SA	—	789
Swisscom AG	1	664
TE Connectivity Ltd.	17	1,637
UBS Group AG	89	991
		13,265
Ireland 1.2%
Accenture Public Limited Company - Class A	27	6,016
Allegion Public Limited Company	7	651
Bank of Ireland Group Public Limited Company (a)	36	68
Keywords Studios PLC	84	2,360
Kingspan Group Plc	1	83
Medtronic Public Limited Company	26	2,724
Pentair Public Limited Company	19	860
		12,762
Taiwan 1.1%
Accton Technology Corporation	53	410
Chicony Electronics Co. Ltd.	64	187
Feng Tay Enterprise Co. Ltd.	42	253
Fubon Financial Holding Co. Ltd.	231	336
Hon Hai Precision Industry Co. Ltd.	243	653
Inventec Co. Ltd.	259	202
Nien Made Enterprise Co., LTD.	16	191
Novatek Microelectronics Corp.	48	443
Powertech Technology Inc.	77	231
Quanta Computer Inc.	137	360
Realtek Semiconductor Corp.	16	206
Ruentex Development Co. Ltd.	87	117
Synnex Technology International Corp.	151	216
Taiwan Semiconductor Manufacturing Co. Ltd.	476	7,188
United Microelectronics Corp.	1,222	1,214
Wistron Corp.	116	120
Zhen Ding Technology Holding Limited	13	57
		12,384
South Korea 0.9%
BGFretail Co., Ltd.	1	91
BNK Financial Group Inc.	30	131
CJ Corp.	2	120
CJ O Shopping Co. Ltd.	1	144
Daelim Industrial Co. Ltd.	2	130
GS Retail Co., Ltd.	3	86
Hana Financial Group Inc.	34	809
Hyundai Glovis Co., Ltd.	2	251
KB Financial Group Inc.	40	1,288
LG Electronics Inc.	4	320
LG Household & Health Care Ltd.	—	211
LG Innotek Co., Ltd.	1	127
LG Uplus Corp.	13	127
MERITZ Securities Co. Ltd.	30	84
NCSoft Corp.	1	453
Pearl Abyss Corp. (a)	—	76
S1 Corp.	2	140
Samsung Electronics Co. Ltd.	78	3,864
Shinhan Financial Group Co. Ltd.	30	700
Woongjin Coway Co., Ltd.	5	349
		9,501
Denmark 0.9%
Coloplast A/S - Class B	3	522
DSV Panalpina A/S	17	2,762
Genmab A/S (a)	4	1,521
GN Store Nord A/S	36	2,717
Novo Nordisk A/S - Class B	24	1,688
Pandora A/S	4	279
		9,489
Australia 0.8%
AGL Energy Limited	31	305
Ampol Limited	12	213
BHP Group PLC	16	349
Cochlear Ltd.	16	2,297
Coles Group Limited	5	61
CSL Ltd. (b)	15	3,187
Downer EDI Ltd.	62	198
Fortescue Metals Group Ltd.	58	679
Goodman Funding Pty Ltd	63	813
Magellan Financial Group Ltd	6	258
Medibank Private Limited	34	62
Rio Tinto Ltd.	11	771
		9,193
Hong Kong 0.8%
Agricultural Bank of China Limited - Class H (b)	1,735	545
AIA Group Limited	102	1,011
China Cinda Asset Management Co., Ltd. - Class H	739	139
China Everbright Bank Company Limited - Class H	342	108
China Medical System Holdings Limited	150	166
China Overseas Holdings Limited	140	115
China Overseas Land & Investment Ltd.	150	380
China Unicom Hong Kong Ltd.	120	79
CK Asset Holdings Limited	166	815
CK Hutchison Holdings Limited	187	1,133
CSPC Pharmaceutical Group Ltd.	74	145
Hong Kong Exchanges & Clearing Ltd.	20	943
Kerry Properties Ltd.	31	80
Kunlun Energy Co. Ltd.	170	112
Link Real Estate Investment Trust	8	68

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
People's Insurance Company (Group) of China Limited, The - Class H	843	251
PICC Property & Casualty Co. Ltd. - Class H	420	295
Sinotruk (Hong Kong) Limited	71	182
Sun Hung Kai Properties Ltd.	62	790
Swire Pacific Ltd. - Class A (b)	80	387
Uni-President China Holdings Ltd	128	118
WH Group Limited	457	374
		8,236
France 0.7%
Amundi (a)	3	210
Compagnie Generale des Etablissements Michelin	9	979
Dassault Aviation SA (a)	—	378
Faurecia (a)	2	73
Gecina SA	1	67
Hermes International SCA	1	979
Natixis (a)	27	60
Peugeot SA (a)	4	73
Sanofi SA	14	1,360
Sartorius Stedim Biotech	1	457
Schneider Electric SE (a)	11	1,352
Total SA (b)	25	849
Total SA - ADR	15	515
Ubisoft Entertainment (a)	1	70
Veolia Environnement	16	341
		7,763
India 0.7%
Aurobindo Pharma Ltd.	28	304
Coal India Ltd Govt Of India Undertaking	51	80
Colgate-Palmolive (India) Limited	7	146
Divi's Laboratories Ltd.	9	388
Dr. Reddy's Laboratories Ltd.	7	469
GAIL India Ltd.	173	204
HCL Technologies Ltd.	42	465
HDFC Asset Management Company Limited	5	144
Hero Motocorp Ltd.	3	113
Hindustan Unilever Ltd.	47	1,328
Housing Development Finance Corp.	33	789
Infosys Ltd.	30	410
Nestle India Ltd.	3	581
Oil & Natural Gas Corp. Ltd.	280	263
Page Industries Limited	1	173
Pidilite Industries Limited	4	87
Rec Limited	78	105
Tata Consultancy Services Limited	36	1,216
		7,265
Canada 0.6%
BCE Inc.	20	830
Canadian National Railway Company	9	953
Canadian Pacific Railway Limited	4	1,363
Husky Energy Inc. (a)	88	205
Lululemon Athletica Inc. (a)	2	760
Shopify Inc. - Class A (a)	2	1,841
Wheaton Precious Metals Corp.	19	909
		6,861
Belgium 0.5%
Anheuser-Busch InBev	4	210
Galapagos (a)	4	612
KBC Groep NV	36	1,786
Proximus	7	131
Sofina	1	198
Umicore	51	2,115
		5,052
Spain 0.4%
Amadeus IT Group SA	31	1,725
Banco de Sabadell, S.A.	282	98
Cellnex Telecom, S.A.	24	1,454
Endesa SA	15	405
Industria de Diseno Textil, S.A.	2	68
Red Electrica Corporacion, S.A.	14	261
Tecnicas Reunidas, S.A. (a)	12	130
Telefonica SA (b)	16	53
		4,194
Italy 0.3%
DiaSorin S.p.A.	1	245
ENI SpA	7	57
Exor Nederland N.V.	4	236
Finecobank Banca Fineco SPA (a)	168	2,312
Moncler S.p.A. (a)	9	386
		3,236
Israel 0.3%
Check Point Software Technologies Ltd (a)	4	433
CyberArk Software Ltd. (a)	23	2,379
Nice Ltd. (a)	1	142
		2,954
Russian Federation 0.2%
Polymetal International PLC	3	75
Public Joint Stock Society "Fosagro" - GDR (c)	16	191
Public Joint Stock Society "Inter RAO UES"	4,034	292
Public Joint Stock Society "Magnitogorsk Iron And Steel Works"	143	71
Public Joint Stock Society "Moscow Exchange MICEX-RTS"	127	239
Public Joint Stock Society "Polyus"	—	94
Public Joint Stock Society "Tatneft"	65	386
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	6	1,359
		2,707
Sweden 0.2%
Aktiebolaget SKF - Class B	17	348
Atlas Copco Aktiebolag - Class A	22	1,045
Atlas Copco Aktiebolag - Class B	8	335
Epiroc Aktiebolag - Class A	32	462
Epiroc Aktiebolag - Class B	19	263
Essity Aktiebolag (publ) - Class B (a)	2	67
Hennes & Mauritz AB - Class B (b)	4	72
		2,592
Argentina 0.2%
MercadoLibre S.R.L (a)	2	2,057
Malaysia 0.2%
Carlsberg Brewery Malaysia Berhad	17	84
Dialog Group Berhad	319	293
Hartalega Holdings Berhad	152	597
Nestle Bhd	8	272
Petronas Gas Bhd	17	67
Top Glove Corporation Bhd	266	534
Westports Holdings Berhad	96	89
		1,936
South Africa 0.2%
Anglo American Platinum Ltd.	4	305
Discover Ltd.	28	215
Exxaro Resources Ltd.	21	160
Kumba Iron Ore Ltd	7	213
Mr Price Group	29	233
Naspers Ltd. - Class N	3	459
Rand Merchant Investment Holdings Limited	84	145
Vodacom Group Limited	27	199
		1,929
Brazil 0.2%
B3 S.A. - Brasil, Bolsa, Balcao	59	582
BB Seguridade Participacoes S/A	76	331
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP	7	61
Irb Brasil Resseguros S/A	89	118
Vale S.A.	7	75
WEG SA	47	543
		1,710
Saudi Arabia 0.1%
Abdullah Al-Othaim Markets Company	7	229
Advanced Petrochemical Company	22	353
BUPA Arabia for Cooperative Insurance Company (a)	7	216
Jarir Marketing Company	9	431
Saudi Airlines Catering Co.	5	102
		1,331

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Finland 0.1%
Kone Corporation - Class B	7	582
Neste Oyj	5	259
Orion Oyj - Class B	5	229
		1,070
Thailand 0.1%
Kasikornbank PCL	164	402
Krungthai Card Public Company Limited	87	96
Land and Houses Public Company Limited	990	213
Muangthai Leasing Public Company Limited - Class F	71	111
Srisawad Corporation Public Company Limited	88	136
		958
Norway 0.1%
Equinor ASA	58	827
Orkla ASA	7	67
		894
Luxembourg 0.1%
ArcelorMittal (a)	56	743
Tenaris SA	11	56
		799
Indonesia 0.1%
Indofood Sukses Makmur Tbk	289	139
PT Adaro Energy Tbk	1,109	85
Unilever Indonesia Tbk PT	882	481
		705
Poland 0.1%
CD Projekt SA (a)	4	473
Polski Koncern Naftowy Orlen S.A.	12	141
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	55	72
		686
Mexico 0.1%
Arca Continental S.A.B. de C.V.	51	221
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	168	133
Kimberly-Clark de Mexico SAB de CV - Class A	61	97
Megacable Holdings, SAB de CV	32	93
		544
Portugal 0.0%
Galp Energia, SGPS, S.A.	47	432
Jeronimo Martins, SGPS, S.A.	4	62
		494
United Arab Emirates 0.0%
Emaar Properties PJSC (a)	607	462
Philippines 0.0%
BDO Unibank, Inc.	41	74
Globe Telecom Inc.	4	159
Manila Electric Company	25	137
PLDT Inc.	3	72
		442
Singapore 0.0%
ComfortDelgro Corp. Ltd.	84	87
Singapore Exchange Ltd.	38	258
Yangzijiang Shipbuilding (Holdings) Ltd.	123	90
		435
Turkey 0.0%
BIM Birlesik Magazalar A.S.	31	281
Turkcell Iletisim Hizmetleri Anonim Sirketi	56	110
		391
New Zealand 0.0%
a2 Milk Co. Ltd. (a)	5	54
Fisher & Paykel Healthcare Corp.	10	230
		284
Qatar 0.0%
Ooredoo QSC	91	166
Qatar Fuel Company Q.P.S.C. (WOQOD)	15	73
		239
Hungary 0.0%
Chemical Works of Gedeon Richter Plc.	10	216
Chile 0.0%
Enel Americas SA	1,186	154
Austria 0.0%
OMV AG	5	141
Greece 0.0%
Jumbo S.A.	7	125
Czech Republic 0.0%
MONETA Money Bank, a.s. (b)	47	107
Egypt 0.0%
Eastern Tobacco Co.	115	88
Bermuda 0.0%
Lazard Ltd - Class A	2	51
Total Common Stocks (cost $701,403)		790,004
GOVERNMENT AND AGENCY OBLIGATIONS 10.1%
United States of America 9.8%
Austin, City of
2.79%, 11/15/31	370	407
Beaverton, City of
5.00%, 04/01/33	250	334
California, State of
4.00%, 11/01/33	250	296
Federal Home Loan Mortgage Corporation
4.50%, 10/01/48	1,629	1,822
4.00%, 09/01/49	646	712
3.00%, 03/01/50	2,266	2,411
3.50%, 04/01/50	4,232	4,628
2.50%, 07/01/50	763	802
Federal National Mortgage Association, Inc.
3.50%, 02/01/48 - 04/01/48	2,837	3,006
4.50%, 12/01/48	1,206	1,340
4.00%, 05/01/48 - 01/01/50	3,279	3,570
3.00%, 07/01/35 - 10/01/50	7,220	7,590
2.00%, 08/01/35 - 10/01/50	5,178	5,370
2.50%, 07/01/35 - 10/01/50	8,690	9,116
Government National Mortgage Association
3.50%, 01/20/50 - 06/20/50	3,508	3,712
3.00%, 07/20/50	1,614	1,702
Massachusetts School Building Authority
4.00%, 11/15/35	150	172
Massachusetts, Commonwealth of
2.51%, 07/01/41	700	702
Portland, City of
4.00%, 04/01/32	265	304
San Antonio Water System
5.92%, 05/15/40	250	361
Texas, State of
3.21%, 04/01/44	700	756
Treasury, United States Department of
2.38%, 03/15/21	3,000	3,031
1.50%, 03/31/23	4,574	4,728
2.75%, 05/31/23 - 11/15/42	6,900	8,201
1.88%, 08/31/24	17,260	18,377
0.50%, 03/31/25	1,255	1,269
0.25%, 06/30/25 - 09/30/25	1,840	1,838
3.50%, 02/15/39	2,221	3,116
1.13%, 08/15/40	80	79
3.00%, 11/15/44	200	267
2.50%, 05/15/46	90	111
2.25%, 08/15/49	3,063	3,643
2.00%, 11/30/22 - 02/15/50	4,800	5,075
1.25%, 05/15/50	315	298
1.38%, 08/31/23 - 08/15/50	8,100	8,382
		107,528
Colombia 0.1%
Presidencia de la Republica de Colombia
4.38%, 07/12/21	200	205
5.00%, 06/15/45	400	467
		672
Mexico 0.1%
Gobierno Federal de los Estados Unidos Mexicanos
3.60%, 01/30/25	400	431

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
4.15%, 03/28/27	200	222
		653
Uruguay 0.1%
El Gobierno De La Republica Oriental Del Uruguay
4.50%, 08/14/24	500	545
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	200	214
6.55%, 03/14/37	200	302
		516
Panama 0.0%
Government of the Republic of Panama
3.75%, 04/17/26	450	482
Indonesia 0.0%
Indonesia Government International Bond
4.35%, 01/08/27 (d)	200	229
The Republic of Indonesia, The Government of
4.13%, 01/15/25 (d)	200	223
		452
Total Government And Agency Obligations (cost $110,444)		110,848
CORPORATE BONDS AND NOTES 9.3%
United States of America 7.8%
AbbVie Inc.
3.20%, 05/14/26	1,000	1,099
4.25%, 11/14/28	300	354
4.55%, 03/15/35 (d)	1,000	1,220
Altria Group, Inc.
3.40%, 05/06/30	250	272
Amazon.com, Inc.
4.05%, 08/22/47	600	775
American Tower Corporation
3.38%, 10/15/26	1,000	1,106
Amgen Inc.
2.45%, 02/21/30	600	636
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	200	241
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	200	228
Anthem, Inc.
2.88%, 09/15/29	400	431
5.10%, 01/15/44	300	399
Aon Corporation
2.80%, 05/15/30	600	649
AT&T Inc.
4.25%, 03/01/27	300	347
AvalonBay Communities, Inc.
2.45%, 01/15/31	100	107
Baker Hughes, a GE Company, LLC
3.34%, 12/15/27	600	636
Bank of America Corporation
4.25%, 10/22/26	300	346
4.18%, 11/25/27	1,000	1,147
2.88%, 10/22/30	300	323
Bausch Health Companies Inc.
6.13%, 04/15/25 (d)	4,000	4,094
Bemis Company, Inc.
2.63%, 06/19/30	650	692
Berkshire Hathaway Energy Company
3.70%, 07/15/30 (d)	500	587
BP Capital Markets America Inc.
3.63%, 04/06/30	300	344
Burlington Northern Santa FE, LLC
5.75%, 05/01/40	200	286
Calumet Specialty Products Partners, L.P.
7.75%, 04/15/23	1,500	1,350
Capital One Financial Corporation
3.75%, 07/28/26	1,000	1,087
3.65%, 05/11/27	100	110
Carrier Global Corporation
2.72%, 02/15/30 (d)	300	313
Caterpillar Inc.
2.60%, 04/09/30	400	438
Charter Communications Operating, LLC
2.80%, 04/01/31	100	104
Chevron Corporation
2.24%, 05/11/30	600	636
Cigna Holding Company
4.38%, 10/15/28	700	830
4.80%, 07/15/46	900	1,124
Citigroup Inc.
2.98%, 11/05/30	600	647
Comcast Corporation
4.25%, 01/15/33	400	497
3.90%, 03/01/38	200	236
Commonwealth Edison Company
4.00%, 03/01/48	500	611
CommScope Holding Company, Inc.
6.00%, 06/15/25 (d)	933	945
Community Health Systems, Inc.
8.00%, 03/15/26 (d)	8,500	8,341
CSX Corporation
3.80%, 11/01/46	200	231
CVS Health Corporation
4.30%, 03/25/28	1,500	1,754
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/25 (d)	300	308
Diamond Sports Group, LLC
5.38%, 08/15/26 (d)	300	212
DISH DBS Corporation
5.88%, 07/15/22	2,500	2,591
Dollar Tree, Inc.
4.20%, 05/15/28	100	118
Dominion Energy, Inc.
3.90%, 10/01/25	300	341
Duke Energy Corporation
2.45%, 06/01/30	50	53
3.75%, 09/01/46	500	566
E. I. du Pont de Nemours and Company
2.30%, 07/15/30	200	212
Eldorado Resorts, Inc.
6.25%, 07/01/25 (d)	1,000	1,043
Energy Transfer LP
4.75%, 01/15/26	600	639
Enterprise Products Operating LLC
3.13%, 07/31/29	300	327
2.80%, 01/31/30	300	318
EOG Resources, Inc.
4.38%, 04/15/30	50	59
ERP Operating Limited Partnership
4.50%, 07/01/44	200	256
Exelon Corporation
4.45%, 04/15/46	100	121
Exxon Mobil Corporation
2.44%, 08/16/29	600	642
2.61%, 10/15/30 (e)	100	108
FedEx Corporation
3.25%, 04/01/26	400	444
Fiserv, Inc.
3.50%, 07/01/29	300	342
2.65%, 06/01/30	300	323
Flir Systems, Inc.
2.50%, 08/01/30	650	665
Ford Motor Credit Company LLC
5.13%, 06/16/25	2,000	2,061
Fox Corporation
4.71%, 01/25/29	300	359
General Dynamics Corporation
3.63%, 04/01/30	400	476
General Motors Company
6.13%, 10/01/25	1,600	1,858
Highpoint Operating Corporation
8.75%, 06/15/25	1,000	248
Honeywell International Inc.
1.95%, 06/01/30	200	210
Intel Corporation
3.10%, 02/15/60	600	644

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Iron Mountain Incorporated
4.88%, 09/15/27 (d)	1,000	1,021
JPMorgan Chase & Co.
5.15%, (callable at 100 beginning 05/01/23) (f)	1,700	1,697
2.52%, 04/22/31	200	213
4.95%, 06/01/45	200	269
KeyCorp
2.55%, 10/01/29	300	319
Lockheed Martin Corporation
3.80%, 03/01/45	200	237
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (d)	1,500	1,412
MetLife, Inc.
4.60%, 05/13/46	100	130
Metropolitan Life Global Funding I
2.95%, 04/09/30 (d)	600	671
Microchip Technology Incorporated
4.33%, 06/01/23	1,000	1,077
Mohawk Industries, Inc.
3.63%, 05/15/30	200	218
Morgan Stanley
3.97%, 07/22/38	200	236
MPLX LP
4.13%, 03/01/27	600	661
Nestle Holdings, Inc.
3.63%, 09/24/28 (d)	500	585
Northrop Grumman Corporation
5.25%, 05/01/50	400	568
Occidental Petroleum Corporation
8.00%, 07/15/25 (b)	300	302
6.63%, 09/01/30	200	184
Post Holdings, Inc.
5.63%, 01/15/28 (d)	1,000	1,059
Quest Diagnostics Incorporated
2.80%, 06/30/31	650	702
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	50	49
Schlumberger Holdings Corporation
4.00%, 12/21/25 (d)	400	446
Shea Homes Limited Partnership, A California Limited Partnership
6.13%, 04/01/25 (d)	958	988
Simon Property Group, L.P.
3.38%, 12/01/27	200	215
Southwest Airlines Co.
1.25%, 05/01/25 (e)	500	653
Sprint Corporation
7.63%, 03/01/26	1,500	1,813
Tenet Healthcare Corporation
5.13%, 05/01/25	2,000	2,018
6.13%, 10/01/28 (d)	2,000	1,949
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (d)	600	621
The Goldman Sachs Group, Inc.
2.60%, 02/07/30	600	633
The Procter & Gamble Company
3.00%, 03/25/30	100	116
The Sherwin-Williams Company
2.30%, 05/15/30	200	209
The Southern Company
3.25%, 07/01/26	300	333
3.70%, 04/30/30 (e)	600	684
The Walt Disney Company
2.20%, 01/13/28	600	631
The Williams Companies, Inc.
3.50%, 11/15/30	50	54
T-Mobile USA, Inc.
3.75%, 04/15/27 (d)	200	224
3.30%, 02/15/51 (d)	200	197
United Parcel Service, Inc.
3.75%, 11/15/47	600	722
United Rentals (North America), Inc.
4.88%, 01/15/28	1,500	1,576
Univision Communications Inc.
5.13%, 02/15/25 (d)	1,500	1,415
Vail Resorts, Inc.
6.25%, 05/15/25 (d)	700	743
Valero Energy Corp.
4.35%, 06/01/28	300	337
Walmart Inc.
2.95%, 09/24/49	400	451
Weatherford International Ltd.
8.75%, 09/01/24 (d)	1,500	1,532
Wells Fargo & Company
2.57%, 02/11/31	600	628
WESCO Distribution, Inc.
7.13%, 06/15/25 (d)	600	653
WRKCo Inc.
3.90%, 06/01/28	600	683
Wynn Las Vegas, LLC
5.50%, 03/01/25 (d)	1,000	959
Xilinx, Inc.
2.95%, 06/01/24	1,000	1,074
		85,284
United Kingdom 0.4%
Ashtead Capital, Inc.
4.38%, 08/15/27 (d)	1,000	1,039
Barclays PLC
4.38%, 01/12/26	500	561
BAT Capital Corp.
3.56%, 08/15/27	1,600	1,726
BP Capital Markets P.L.C.
3.72%, 11/28/28	300	343
HSBC Holdings PLC
2.01%, 09/22/28 (e)	300	297
2.36%, 08/18/31 (e)	200	198
Imperial Brands Finance PLC
3.50%, 07/26/26 (d) (g)	300	325
Royalty Pharma PLC
1.75%, 09/02/27 (d)	100	100
		4,589
China 0.2%
Alibaba Group Holding Limited
3.40%, 12/06/27	300	336
4.00%, 12/06/37	300	355
State Grid Overseas Investment Ltd.
3.50%, 05/04/27 (d)	600	669
Tencent Holdings Limited
2.39%, 06/03/30 (d)	600	613
		1,973
Canada 0.2%
Bell Canada Enterprises Inc.
4.46%, 04/01/48	500	616
Canadian Natural Resources Limited
3.85%, 06/01/27	600	647
TransCanada PipeLines Limited
4.25%, 05/15/28	300	346
4.63%, 03/01/34	300	352
		1,961
France 0.2%
AXA
8.60%, 12/15/30	100	151
BNP Paribas
3.05%, 01/13/31 (d) (e)	600	643
Orange SA
5.38%, 01/13/42	200	280
Total Capital International
2.83%, 01/10/30	600	663
		1,737
Germany 0.1%
Bayer US Finance II LLC
4.25%, 12/15/25 (d)	1,000	1,143
Italy 0.1%
Enel Finance International N.V.
3.50%, 04/06/28 (d)	700	777

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Netherlands 0.1%
EDP Finance B.V.
1.71%, 01/24/28 (d)	300	299
Shell International Finance B.V.
4.13%, 05/11/35	300	362
		661
Bermuda 0.1%
Arch Capital Group Ltd.
3.64%, 06/30/50	500	536
Colombia 0.1%
Ecopetrol S.A.
4.13%, 01/16/25	500	524
Japan 0.0%
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	500	508
Cayman Islands 0.0%
China Overseas Finance (Cayman) VI Limited
5.95%, 05/08/24 (c)	400	459
Chile 0.0%
Colbun S.A.
3.95%, 10/11/27 (d)	400	450
Hong Kong 0.0%
CNAC (HK) Finbridge Company Limited
4.88%, 03/14/25 (c)	400	442
Egypt 0.0%
African Export-Import Bank
3.99%, 09/21/29 (d)	400	414
Singapore 0.0%
Flex Ltd.
4.88%, 05/12/30	300	345
Mexico 0.0%
Kimberly - Clark De Mexico S.A.B. De C.V.
2.43%, 07/01/31 (d)	200	204
Total Corporate Bonds And Notes (cost $99,398)		102,007
INVESTMENT COMPANIES 2.1%
United States of America 2.1%
iShares MSCI Russia ETF	8	260
Schwab U.S. TIPs ETF (b)	183	11,257
Templeton Global Bond Fund - Class R6 (h)	1,129	11,056
Total Investment Companies (cost $23,464)		22,573
EQUITY LINKED STRUCTURED NOTES 1.3%
United States of America 1.3%
Bank of America Corporation
(Wells Fargo & Company) (i)	30	705
Barclays PLC
(Bank of America Corporation)	45	1,099
(Comcast Corporation) (d)	16	675
Citigroup Global Markets Holdings Inc.
(Amazon.com, Inc.)	1	1,651
Credit Suisse AG
(International Business Machines Corporation)	15	1,858
(Pfizer Inc.)	75	2,785
Goldman Sachs International
(AbbVie Inc. ) (i)	14	1,253
Royal Bank of Canada
(The Home Depot, Inc.) (d)	7	1,546
Societe Generale
(Raytheon BBN Technologies Corp.)	27	1,568
UBS AG
(MetLife, Inc.)	30	1,115
Total Equity Linked Structured Notes (cost $15,900)		14,255
PREFERRED STOCKS 1.0%
United States of America 0.9%
American Electric Power Company, Inc., 6.13%, 03/15/22 (b) (e)	17	825
Broadcom Inc., 8.00%, 09/30/22 (e)	3	3,117
Dominion Energy, Inc., 7.25%, 06/01/22 (b) (e)	10	1,018
DTE Energy Company, 6.25%, 11/01/22 (e)	20	903
K.K.R. Co., Inc., 6.00%, 09/15/23 (a) (e)	4	198
NextEra Energy, Inc., 5.28%, 03/01/23 (e)	25	1,167
Sempra Energy, 6.75%, 07/15/21 (b) (e)	17	1,666
The Southern Company, 6.75%, 08/01/22 (e)	10	465
		9,359
Brazil 0.1%
Banco Bradesco S.A. (e)	56	192
Itau Unibanco Holding S.A. (e)	17	70
Itausa - Investimentos Itau SA	472	743
		1,005
Germany 0.0%
Fuchs Petrolub SE	3	171
South Korea 0.0%
LG Household & Health Care Ltd.	—	142
Total Preferred Stocks (cost $10,578)		10,677
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
United States of America 0.2%
Capital One Multi-Asset Execution Trust
Series 2016-A5-A5, 1.66%, 08/16/21	400	405
Series 2019-A1-A1, 2.84%, 02/15/22	485	502
Series 2019-A2-A2, 1.72%, 08/15/22	1,000	1,027
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	160	162
Discover Card Execution Note Trust
Series 2019-A1-A1, 3.04%, 01/18/22	400	414
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,490)		2,510
WARRANTS 0.0%
Thailand 0.0%
Srisawad Corporation Public Company Limited (a)	4	5
Total Warrants (cost $0)		5
SHORT TERM INVESTMENTS 4.1%
Investment Companies 3.0%
JNL Government Money Market Fund - Institutional Class, 0.02% (h) (j)	33,209	33,209
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (h) (j)	12,290	12,290
Total Short Term Investments (cost $45,499)		45,499
Total Investments 100.2% (cost $1,009,176)		1,098,378
Other Derivative Instruments 0.0%		113
Other Assets and Liabilities, Net (0.2)%		(2,558)
Total Net Assets 100.0%		1,095,933

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $40,887 and 3.7% of the Fund.

(e) Convertible security.

(f) Perpetual security. Next contractual call date presented, if applicable.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Investment in affiliate.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

as of September 30, 2020.

JNL/Franklin Templeton Growth Allocation Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Templeton Global Bond Fund	47,589	5,643	38,474	1,443	(5,183)	1,481	11,056	1.0

JNL/Franklin Templeton Growth Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	06/18/20	612	763	0.1
China Overseas Finance (Cayman) VI Limited, 5.95%, 05/08/24	04/03/20	446	459	0.1
CNAC (HK) Finbridge Company Limited, 4.88%, 03/14/25	04/03/20	432	442	—
Public Joint Stock Society "Fosagro"	07/07/20	191	191	—
		1,681	1,855	0.2

JNL/Franklin Templeton Growth Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	50	December 2020	2,754	43	(33)
S&P 500 Index	68	December 2020	11,495	52	(98)
United States 10 Year Note	21	December 2020	2,925	(3)	5
United States 2 Year Note	14	January 2021	3,092	—	2
United States 5 Year Note	14	January 2021	1,761	(2)	3
United States Ultra Bond	1	December 2020	223	(2)	(1)
				88	(122)
Short Contracts
United States 10 Year Ultra Bond	(53)	December 2020	(8,418)	25	(58)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
COMMON STOCKS 42.0%
Utilities 7.6%
American Electric Power Company, Inc.	135	11,034
Dominion Energy, Inc.	350	27,625
DTE Energy Company	70	8,053
Duke Energy Corporation	245	21,697
Sempra Energy	123	14,617
The Southern Company	650	35,243
		118,269
Health Care 6.8%
AstraZeneca PLC	170	18,561
Bristol-Myers Squibb Company	400	24,116
CVS Health Corporation	350	20,440
Johnson & Johnson	150	22,332
Merck & Co., Inc.	260	21,567
		107,016
Financials 6.1%
Bank of America Corporation	450	10,841
Barclays PLC	5,500	6,933
Citigroup Inc.	150	6,467
JPMorgan Chase & Co.	300	28,881
MetLife, Inc.	200	7,434
Morgan Stanley	310	14,989
Truist Financial Corporation	201	7,636
U.S. Bancorp	220	7,887
Wells Fargo & Company	200	4,702
		95,770
Consumer Staples 5.8%
PepsiCo, Inc.	147	20,360
Philip Morris International Inc.	100	7,499
Procter & Gamble Co.	190	26,408
Target Corporation	85	13,462
The Coca-Cola Company	330	16,292
Unilever PLC	100	6,156
		90,177
Industrials 4.4%
Cummins Inc.	40	8,446
Honeywell International Inc.	110	18,107
Raytheon BBN Technologies Corp.	250	14,385
Union Pacific Corporation	75	14,765
United Parcel Service Inc. - Class B	75	12,497
		68,200
Energy 3.8%
BP P.L.C. - ADR	200	3,492
Chevron Corporation	325	23,400
Exxon Mobil Corporation	750	25,747
Royal Dutch Shell PLC - Class A - ADR (a)	150	3,776
Total SA - ADR	100	3,430
Weatherford International Public Limited Company (b)	200	390
		60,235
Communication Services 2.7%
BCE Inc.	180	7,467
Comcast Corporation - Class A	250	11,565
Verizon Communications Inc.	400	23,796
		42,828
Materials 2.2%
BASF SE	180	10,938
Rio Tinto PLC - ADR	380	22,960
		33,898
Information Technology 1.9%
Analog Devices, Inc.	50	5,837
Intel Corporation	195	10,082
International Business Machines Corporation	65	7,909
Oracle Corporation	15	919
Texas Instruments Incorporated	30	4,284
		29,031
Consumer Discretionary 0.4%
General Motors Company	225	6,658
Real Estate 0.3%
Host Hotels & Resorts, Inc.	400	4,316
Total Common Stocks (cost $619,108)		656,398
CORPORATE BONDS AND NOTES 31.4%
Health Care 12.3%
AbbVie Inc.
3.80%, 03/15/25 (c)	7,500	8,306
Bausch Health Companies Inc.
5.88%, 05/15/23 (c)	834	831
7.00%, 03/15/24 (c)	3,400	3,518
6.13%, 04/15/25 (c)	4,700	4,811
5.50%, 11/01/25 (c)	3,500	3,590
9.00%, 12/15/25 (c)	2,500	2,725
Bristol-Myers Squibb Company
3.40%, 07/26/29	3,500	4,063
Cigna Holding Company
3.75%, 07/15/23	6,646	7,189
Community Health Systems, Inc.
8.13%, 06/30/24 (c)	5,000	3,649
6.63%, 02/15/25 (c)	33,000	31,941
8.00%, 03/15/26 (c)	50,000	49,063
CVS Health Corporation
4.10%, 03/25/25	505	571
4.30%, 03/25/28	3,500	4,093
5.05%, 03/25/48	1,600	2,035
Endo Designated Activity Company
9.50%, 07/31/27 (c)	1,448	1,513
6.00%, 06/30/28 (c)	1,827	1,350
HCA Inc.
5.88%, 05/01/23	7,500	8,164
Mylan N.V.
3.95%, 06/15/26	2,700	3,034
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (c)	4,724	4,944
Tenet Healthcare Corporation
8.13%, 04/01/22	7,500	8,338
6.75%, 06/15/23	20,000	21,058
5.13%, 05/01/25	1,200	1,211
6.25%, 02/01/27 (c)	15,000	15,472
		191,469
Communication Services 5.2%
AT&T Inc.
4.13%, 02/17/26	5,000	5,727
CCO Holdings, LLC
5.50%, 05/01/26 (c)	1,800	1,875
5.13%, 05/01/27 (c)	3,300	3,472
Diamond Sports Group, LLC
5.38%, 08/15/26 (c)	5,000	3,538
DISH DBS Corporation
5.88%, 07/15/22	9,500	9,847
5.00%, 03/15/23	11,000	11,193
Netflix, Inc.
4.38%, 11/15/26	5,000	5,450
4.88%, 04/15/28	4,000	4,493
Sprint Communications, Inc.
11.50%, 11/15/21	7,500	8,245
6.00%, 11/15/22	4,200	4,525
Sprint Corporation
7.13%, 06/15/24	5,500	6,326
7.63%, 03/01/26	9,200	11,117
Univision Communications Inc.
6.63%, 06/01/27 (c)	5,500	5,395
		81,203
Financials 4.3%
Bank of America Corporation
5.20%, (callable at 100 beginning 06/01/23) (d)	2,100	2,113
6.10%, (callable at 100 beginning 03/17/25) (d)	4,000	4,333
6.25%, (callable at 100 beginning 09/05/24) (d)	2,500	2,678
3.42%, 12/20/28	7,500	8,352
Capital One Financial Corporation
4.20%, 10/29/25	7,500	8,326
Cemex Finance LLC
6.00%, 04/01/24 (c)	1,938	1,978

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Citigroup Inc.
4.13%, 07/25/28	7,500	8,612
Ford Motor Credit Company LLC
5.13%, 06/16/25	13,000	13,399
JPMorgan Chase & Co.
3.62%, (3M USD LIBOR + 3.32%), (callable at 100 beginning 10/01/20) (d) (e)	1,900	1,758
3.74%, (3M USD LIBOR + 3.47%), (callable at 100 beginning 01/30/21) (d) (e)	2,833	2,721
5.15%, (callable at 100 beginning 05/01/23) (d)	1,800	1,797
The Goldman Sachs Group, Inc.
3.27%, 09/29/25	6,500	7,038
Wells Fargo & Company
5.90%, (callable at 100 beginning 06/15/24) (d)	3,900	3,993
		67,098
Consumer Discretionary 3.0%
Eldorado Resorts, Inc.
6.25%, 07/01/25 (c)	7,500	7,822
Ford Motor Company
4.35%, 12/08/26	5,000	4,932
General Motors Company
6.13%, 10/01/25	1,000	1,161
5.15%, 04/01/38	7,000	7,436
Shea Homes Limited Partnership, A California Limited Partnership
6.13%, 04/01/25 (c)	5,748	5,929
Southwest Airlines Co.
1.25%, 05/01/25 (f)	3,000	3,920
Vail Resorts, Inc.
6.25%, 05/15/25 (c)	5,000	5,305
Wynn Las Vegas, LLC
5.50%, 03/01/25 (c)	9,500	9,114
5.25%, 05/15/27 (c)	2,000	1,877
		47,496
Energy 2.3%
Calumet Specialty Products Partners, L.P.
7.63%, 01/15/22	1,056	1,048
9.25%, 07/15/24 (c)	1,944	2,107
11.00%, 04/15/25 (a) (c)	12,000	10,850
El Paso LLC
7.75%, 01/15/32	1,000	1,386
Highpoint Operating Corporation
7.00%, 10/15/22	8,000	1,949
8.75%, 06/15/25	7,500	1,857
Occidental Petroleum Corporation
8.00%, 07/15/25 (a)	2,000	2,011
6.63%, 09/01/30	2,000	1,844
Weatherford International Ltd.
8.75%, 09/01/24 (c)	7,500	7,662
11.00%, 12/01/24 (c)	9,359	5,653
		36,367
Consumer Staples 1.6%
BAT Capital Corp.
3.22%, 08/15/24	2,500	2,672
3.56%, 08/15/27	10,000	10,785
Kraft Heinz Foods Company
4.63%, 01/30/29	4,100	4,555
Post Holdings, Inc.
5.00%, 08/15/26 (c)	4,500	4,614
5.63%, 01/15/28 (c)	1,500	1,589
		24,215
Industrials 1.5%
Ashtead Capital, Inc.
4.25%, 11/01/29 (c)	3,000	3,143
United Rentals (North America), Inc.
4.88%, 01/15/28	6,000	6,305
United Technologies Corporation
3.95%, 08/16/25	7,000	7,950
WESCO Distribution, Inc.
7.13%, 06/15/25 (c)	5,000	5,443
		22,841
Materials 1.0%
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (a) (c)	4,400	4,695
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (c)	11,000	10,353
		15,048
Real Estate 0.2%
Equinix, Inc.
5.38%, 05/15/27	3,500	3,811
Total Corporate Bonds And Notes (cost $478,857)		489,548
GOVERNMENT AND AGENCY OBLIGATIONS 9.8%
U.S. Treasury Note 5.5%
Treasury, United States Department of
2.00%, 11/30/22	20,000	20,803
2.75%, 04/30/23 - 05/31/23	40,000	42,719
2.88%, 05/31/25	20,000	22,425
		85,947
Mortgage-Backed Securities 4.3%
Federal National Mortgage Association, Inc.
4.00%, 08/01/49	1,513	1,660
3.00%, 07/01/50 - 08/01/50	12,843	13,508
Government National Mortgage Association
3.50%, 01/20/50 - 06/20/50	33,485	35,437
3.00%, 07/20/50	15,573	16,430
		67,035
Total Government And Agency Obligations (cost $147,336)		152,982
EQUITY LINKED STRUCTURED NOTES 8.0%
Bank of America Corporation
(Wells Fargo & Company) (e)	280	6,575
Barclays PLC
(Bank of America Corporation)	450	10,987
(Comcast Corporation) (c)	160	6,748
Citigroup Global Markets Holdings Inc.
Microsoft Corporation, %, 09/24/21	32	6,870
Credit Suisse AG
(International Business Machines Corporation)	60	7,434
(Cisco Systems, Inc.)	169	6,818
(Pfizer Inc.)	597	22,170
Royal Bank of Canada
(The Home Depot, Inc.) (c)	60	14,275
Analog Devices, Inc., %, 09/10/21 (c)	103	12,128
UBS AG
(Texas Instruments Incorporated)	150	20,832
(MetLife, Inc.)	290	10,777
Total Equity Linked Structured Notes (cost $137,380)		125,614
PREFERRED STOCKS 3.9%
Utilities 1.8%
American Electric Power Company, Inc., 6.13%, 03/15/22 (a) (f)	150	7,277
DTE Energy Company, 6.25%, 11/01/22 (f)	50	2,258
NextEra Energy, Inc., 5.28%, 03/01/23 (f)	250	11,670
Sempra Energy, 6.75%, 07/15/21 (a) (f)	75	7,351
		28,556
Information Technology 1.6%
Broadcom Inc., 8.00%, 09/30/22 (a) (f)	20	24,935
Financials 0.5%
Federal National Mortgage Association, Inc., 5.38%, (callable at 105,000 beginning 11/02/20) (a) (b) (d) (f) (g)	—	1,345
JPMorgan Chase & Co., 6.00%, (callable at 25 beginning 03/01/24) (d)	150	4,116
K.K.R. Co., Inc., 6.00%, 09/15/23 (b) (f)	32	1,690
		7,151
Total Preferred Stocks (cost $58,483)		60,642
OTHER EQUITY INTERESTS 0.0%
General Motors Company (b) (h) (i)	100	1
Total Other Equity Interests (cost $0)		1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 4.9%
Investment Companies 4.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (j) (k)	65,468	65,468
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (j) (k)	11,734	11,734
Total Short Term Investments (cost $77,202)		77,202
Total Investments 100.0% (cost $1,518,366)		1,562,387
Other Assets and Liabilities, Net (0.0)%		(764)
Total Net Assets 100.0%		1,561,623

(a) All or a portion of the security was on loan as of September 30, 2020.

(b) Non-income producing security.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $267,278 and 17.1% of the Fund.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Convertible security.

(g) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton International Small Cap Fund
COMMON STOCKS 97.6%
Japan 15.0%
Anicom Holdings, Inc. (a)	296	3,009
Asahi Corporation (a)	72	1,269
Asics Corp.	200	2,795
BML Inc. (a)	296	8,944
Bunka Shutter Co. Ltd. (a)	132	1,043
Daibiru Corp. (a)	147	1,707
Dowa Holdings Co. Ltd.	65	1,894
En-Japan Inc.	54	1,350
Fuji Oil Holdings Inc. (a)	128	4,043
Gulliver International Co. Ltd.	352	2,122
Hosokawa Micron Corporation (a)	28	1,457
Idec Corp. (a)	102	1,851
Kobayashi Pharmaceutical Co. Ltd.	11	1,044
Meitec Corp. (a)	71	3,616
Morita Holdings Corp. (a)	87	1,699
Nichiha Corporation	113	3,399
Nihon Parkerizing Co. Ltd. (a)	134	1,312
Nissei ASB Machine Co., Ltd. (a)	50	2,009
Qol Holdings Co., Ltd. (a)	202	2,327
Seria Co., Ltd. (a)	40	1,698
Shima Seiki Mfg., Ltd. (a)	57	902
Solasto Corporation	595	7,781
Square Enix Holdings Co. Ltd.	47	3,133
TechnoPro Holdings, Inc.	46	2,853
TOPCON Corporation	57	521
Tsumura & Co.	121	3,762
Zojirushi Corp. (a)	63	1,048
		68,588
United Kingdom 9.0%
Biffa PLC	3,611	10,139
Clarkson PLC	247	7,191
Coats Group PLC	1,077	777
Devro PLC	1,418	3,392
Foxtons Group PLC (b)	4,794	2,301
Greggs PLC	92	1,396
Headlam Group PLC	1,520	5,267
Hyve Group PLC	1,760	1,474
Man Group PLC	1,595	2,358
Oxford Instruments PLC	92	1,881
Rathbone Brothers Public Limited Company	48	960
Trifast PLC	2,216	3,082
Watches of Switzerland Group PLC (b)	292	1,270
		41,488
Sweden 8.4%
Cloetta AB - Class B (b)	3,041	8,835
Dometic Group AB (publ) (b)	295	3,653
Dustin Group AB	999	6,300
Granges AB (b)	279	2,499
Hexpol AB (b)	596	5,348
Loomis AB (b)	268	7,349
Thule Group AB	131	4,338
		38,322
Canada 6.9%
Canaccord Genuity Group Inc.	401	2,048
Canada Goose Holdings Inc. (a) (b)	40	1,298
Canadian Western Bank (a)	129	2,602
Computer Modelling Group Ltd.	449	1,741
Fairfax Financial Holdings Ltd.	23	6,687
Fairfax India Holdings Corporation (b) (c)	1,038	7,099
K-Bro Linen Inc.	205	4,263
Park Lawn Corporation (a)	176	3,636
The North West Company Inc. (a)	77	2,103
		31,477
France 5.4%
Beneteau SA (a)	129	1,044
Elis SA (b)	541	6,861
Nexans (b)	37	2,118
SEB SA	44	7,225
Solutions 30 SE (b)	156	3,269
Somfy SA	30	4,213
		24,730
Bermuda 4.8%
Arch Capital Group Ltd. (b)	268	7,825
AXIS Capital Holdings Limited	28	1,234
Liberty Latin America Ltd. - Class A (b)	620	5,112
Liberty Latin America Ltd. - Class C (b)	293	2,389
RenaissanceRe Holdings Ltd	33	5,652
		22,212
Spain 3.9%
Construcciones Y Auxiliar De Ferrocarriles, S.A (b)	43	1,492
Lar Espana Real Estate Socimi, S.A.	826	3,827
Prosegur Cash, S.A.	6,146	5,053
Zardoya Otis SA	1,235	7,543
		17,915
Germany 3.9%
CTS Eventim AG & Co. KGaA (b)	159	7,650
Gerresheimer AG	19	2,088
JENOPTIK Aktiengesellschaft	76	2,042
Rational AG	4	2,911
Stabilus S.A.	40	2,372
VIA optronics AG - ADR (b)	68	604
		17,667
Hong Kong 3.6%
Goodbaby International Holdings Limited (b)	5,794	729
Greatview Aseptic Packaging Company Limited	2,073	798
Hang Lung Group Ltd.	2,466	5,629
Johnson Electric Holdings Limited	482	1,049
Techtronic Industries Company Limited	318	4,232
Value Partners Group Limited	2,858	1,220
VTech Holdings Ltd.	234	1,455
Xtep International Holdings Limited	5,345	1,593
		16,705
Italy 3.6%
Brunello Cucinelli S.p.A. (a) (b)	28	852
Interpump Group SpA	109	4,067
Marr S.p.A (a) (b)	86	1,390
Recordati Industria Chimica E Farmaceutica S.p.A.	91	4,680
Sanlorenzo S.P.A. (b)	132	2,622
Technogym S.p.A. (a) (b)	351	3,009
		16,620
Netherlands 3.6%
Aalberts N.V.	27	967
Accell Group N.V. (b)	55	1,523
Arcadis NV (a) (b)	80	1,735
Flow Traders N.V.	87	3,475
IMCD B.V.	49	5,805
Intertrust N.V.	174	2,967
		16,472
Switzerland 3.5%
Bucher Industries AG	10	3,873
Landis+Gyr Group AG (b)	31	1,713
Logitech International S.A.	48	3,702
Siegfried Holding AG	5	3,721
Tecan Group AG	3	1,627
Zur Rose Group AG (b)	5	1,219
		15,855
Taiwan 3.4%
Chicony Electronics Co. Ltd.	1,021	2,982
Giant Manufacturing Co. Ltd.	327	3,105
King Yuan Electronics Co. Ltd.	2,302	2,440
Merida Industry Co. Ltd.	366	2,968
Nien Made Enterprise Co., LTD.	105	1,256
Quang Viet Enterprise Co., Ltd.	220	852
Tripod Technology Corp.	519	1,990
		15,593
Belgium 2.8%
Barco	112	2,341
Fagron	48	1,217
Kinepolis Group (a) (b)	28	998

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Shurgard Self Storage Europe	188	8,188
		12,744
Ireland 2.8%
Total Produce Public Limited Company	9,448	12,642
South Korea 2.7%
BNK Financial Group Inc.	245	1,059
DGB Financial Group	352	1,647
Orion Incorporation	87	9,748
		12,454
China 2.6%
Beijing Hollysys Co.,Ltd.	130	1,433
Shanghai Haohai Biological Technology Co., Ltd. - Class H	209	1,391
Travelsky Technology Ltd. - Class H	3,606	7,734
Xiabuxiabu Catering Management (China) Holdings Co., Ltd.	1,074	1,330
		11,888
Australia 2.0%
Hansen Technologies Limited	3,322	9,287
Singapore 1.3%
Haw Par Corp. Ltd.	715	4,890
Straits Trading Co. Ltd.	1,081	1,191
		6,081
New Zealand 1.3%
Mainfreight Limited	190	5,794
Finland 1.2%
Fiskars Oyj Abp	41	561
Huhtamaki Oyj - Class I	83	4,101
Outotec Oyj	149	1,050
		5,712
Brazil 1.2%
Camil Alimentos S.A.	1,279	2,826
Grendene S.A.	670	914
M. Dias Branco S.A. Industria e Comercio de Alimentos	293	1,783
		5,523
India 1.2%
IIFL Wealth Management Limited	415	5,421
United States of America 0.8%
Livent Corporation (a) (b)	209	1,870
OneSpaWorld Holdings Limited (a)	290	1,884
		3,754
Denmark 0.8%
Matas A/S (b)	111	1,292
Scandinavian Tobacco Group A/S (a)	163	2,413
		3,705
Luxembourg 0.5%
Grand City Properties S.A.	102	2,473
Thailand 0.4%
Hana Microelectronics Public Company Limited	1,113	1,536
Hana Microelectronics Public Company Limited	313	432
		1,968
Israel 0.4%
Maxeon Solar Technologies, Ltd. (b)	488	1,702
Norway 0.2%
Sbanken ASA (b)	138	998
Greece 0.2%
Jumbo S.A.	50	868
Indonesia 0.2%
PT XL Axiata Tbk.	6,282	860
Total Common Stocks (cost $470,711)		447,518
PREFERRED STOCKS 0.2%
Brazil 0.2%
Alpargatas S.A.	149	1,022
Total Preferred Stocks (cost $355)		1,022
WARRANTS 0.0%
United States of America 0.0%
OneSpaWorld Holdings Limited (b)	60	106
Total Warrants (cost $0)		106
SHORT TERM INVESTMENTS 6.2%
Securities Lending Collateral 4.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (d) (e)	19,724	19,724
Investment Companies 1.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	8,779	8,779
Total Short Term Investments (cost $28,503)		28,503
Total Investments 104.0% (cost $499,569)		477,149
Other Assets and Liabilities, Net (4.0)%		(18,568)
Total Net Assets 100.0%		458,581

(a) All or a portion of the security was on loan as of September 30, 2020.

(b) Non-income producing security.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $7,099 and 1.5% of the Fund.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Competitive Advantage Fund
COMMON STOCKS 99.2%
Information Technology 32.0%
Accenture Public Limited Company - Class A (a)	324	73,191
Adobe Inc. (b)	57	28,140
Apple Inc.	824	95,476
Automatic Data Processing, Inc.	434	60,594
Cisco Systems, Inc.	563	22,190
Citrix Systems Inc.	398	54,796
F5 Networks, Inc. (b)	159	19,552
Intuit Inc.	232	75,748
Jack Henry & Associates Inc.	276	44,792
KLA-Tencor Corp.	116	22,429
Microsoft Corporation (a)	105	22,169
NetApp, Inc.	816	35,766
Paychex Inc. (a)	836	66,708
Texas Instruments Incorporated	533	76,096
		697,647
Industrials 29.3%
Copart Inc. (b)	240	25,209
Expeditors International of Washington Inc. (a)	269	24,379
Fastenal Co. (a)	1,731	78,054
Illinois Tool Works Inc. (a)	371	71,694
JB Hunt Transport Services Inc. (a)	372	46,952
Lockheed Martin Corporation (a)	174	66,690
Old Dominion Freight Line Inc. (a)	272	49,276
Robert Half International Inc. (a)	1,234	65,346
Rockwell Automation Inc.	331	73,132
Rollins Inc.	432	23,385
United Parcel Service Inc. - Class B	370	61,648
W. W. Grainger, Inc. (a)	145	51,637
		637,402
Consumer Discretionary 11.8%
Best Buy Co., Inc.	770	85,676
H & R Block, Inc. (a)	961	15,660
Lowe`s Companies, Inc.	145	23,964
NIKE, Inc. - Class B	468	58,772
NVR, Inc. (b)	5	22,032
Ross Stores Inc. (a)	382	35,679
Southwest Airlines Co. (a)	428	16,064
		257,847
Health Care 11.1%
Align Technology, Inc. (a) (b)	84	27,328
AmerisourceBergen Corporation	235	22,747
Biogen Inc. (b)	227	64,408
Eli Lilly & Co.	354	52,428
Merck & Co., Inc.	539	44,712
Mettler-Toledo International Inc. (a) (b)	32	30,499
		242,122
Consumer Staples 7.7%
Altria Group, Inc.	544	21,024
Hershey Co.	293	41,984
Monster Beverage 1990 Corporation (a) (b)	284	22,753
The Clorox Company (a)	387	81,224
		166,985
Financials 3.3%
MarketAxess Holdings Inc.	106	50,878
T. Rowe Price Group, Inc.	171	21,894
		72,772
Materials 2.1%
Avery Dennison Corporation (a)	348	44,499
Communication Services 1.9%
Booking Holdings Inc. (b)	24	41,010
Total Common Stocks (cost $1,762,835)		2,160,284
SHORT TERM INVESTMENTS 3.2%
Securities Lending Collateral 2.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	5,585	5,585
Repurchase Agreement with CIT, 0.57% (Collateralized by publicly traded equities and U.S. Treasury securities with a value of $49,337) acquired on 09/30/20, due 12/31/20 at $45,066	45,000	45,000
		50,585
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	16,743	16,743
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	1,851	1,850
Total Short Term Investments (cost $69,178)		69,178
Total Investments 102.4% (cost $1,832,013)		2,229,462
Other Derivative Instruments 0.0%		122
Other Assets and Liabilities, Net (2.4)%		(51,657)
Total Net Assets 100.0%		2,177,927

(a) All or a portion of the security was on loan as of September 30, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Goldman Sachs Competitive Advantage Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	124	December 2020	20,908	122	(126)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Dividend Income & Growth Fund
COMMON STOCKS 99.6%
Industrials 11.5%
3M Company	820	131,285
PACCAR Inc. (a)	1,703	145,223
Raytheon BBN Technologies Corp.	654	37,639
United Parcel Service Inc. - Class B	875	145,749
		459,896
Materials 10.6%
Air Products and Chemicals, Inc.	541	161,088
Linde Public Limited Company	247	58,851
LyondellBasell Industries N.V. - Class A	579	40,800
Nucor Corporation (a)	2,761	123,881
PPG Industries, Inc.	332	40,489
		425,109
Health Care 10.2%
Amgen Inc.	419	106,562
Cardinal Health, Inc.	910	42,719
Johnson & Johnson	932	138,706
Merck & Co., Inc.	468	38,815
Pfizer Inc.	2,290	84,052
		410,854
Consumer Staples 10.2%
Archer-Daniels-Midland Company (a)	3,146	146,236
Kimberly-Clark Corporation	679	100,218
Philip Morris International Inc. (a)	1,612	120,877
The Coca-Cola Company (a)	806	39,792
		407,123
Information Technology 9.9%
Automatic Data Processing, Inc.	287	39,999
Cisco Systems, Inc.	3,100	122,093
International Business Machines Corporation	1,018	123,872
Maxim Integrated Products, Inc.	1,621	109,568
		395,532
Utilities 9.3%
Duke Energy Corporation (a)	1,518	134,446
PPL Corporation (a)	4,293	116,820
The Southern Company (a)	2,262	122,668
		373,934
Communication Services 9.0%
Activision Blizzard, Inc.	477	38,643
Comcast Corporation - Class A	3,061	141,589
Omnicom Group Inc. (a)	1,954	96,712
Walt Disney Co. (a)	681	84,486
		361,430
Consumer Discretionary 7.6%
Carnival Plc (a)	2,363	35,877
Harley-Davidson, Inc. (a)	2,507	61,533
McDonald's Corporation	187	41,032
Ralph Lauren Corp. - Class A (a)	461	31,364
The Home Depot, Inc.	329	91,477
VF Corp.	607	42,670
		303,953
Financials 7.4%
Comerica Inc. (a)	1,794	68,603
Huntington Bancshares Incorporated (a)	4,242	38,901
Invesco Ltd. (a)	5,753	65,639
People's United Financial Inc. (a)	8,532	87,968
Principal Financial Group, Inc. (a)	917	36,922
		298,033
Energy 7.0%
Chevron Corporation	423	30,429
Exxon Mobil Corporation	2,520	86,524
ONEOK, Inc.	2,147	55,777
The Williams Companies, Inc.	4,088	80,329
Valero Energy Corporation (a)	632	27,363
		280,422
Real Estate 6.9%
Federal Realty Investment Trust (a)	503	36,972
Kimco Realty Corporation	4,728	53,238
Realty Income Corporation	643	39,092
Simon Property Group, Inc. (a)	1,254	81,105
Ventas, Inc. (a)	1,628	68,303
		278,710
Total Common Stocks (cost $4,305,823)		3,994,996
SHORT TERM INVESTMENTS 3.1%
Securities Lending Collateral 2.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (b) (c)	25,434	25,434
Repurchase Agreement with CIT, 0.57% (Collateralized by publicly traded equities and U.S. Treasury securities with a value of $98,662) acquired on 09/30/20, due 12/31/20 at $90,131	90,000	90,000
		115,434
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	7,579	7,579
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.10%, 02/25/21 (d) (e)	1,522	1,521
Total Short Term Investments (cost $124,534)		124,534
Total Investments 102.7% (cost $4,430,357)		4,119,530
Other Derivative Instruments 0.0%		107
Other Assets and Liabilities, Net (2.7)%		(107,645)
Total Net Assets 100.0%		4,011,992

(a) All or a portion of the security was on loan as of September 30, 2020.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/Goldman Sachs Dividend Income & Growth Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	124	December 2020	20,814	107	(32)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs International 5 Fund
COMMON STOCKS 98.1%
Japan 24.1%
Aisin Seiki Co. Ltd.	12	392
Amada Co. Ltd.	39	362
Bridgestone Corp.	12	385
Canon Inc.	16	268
Concordia Financial Group, Ltd. (a)	52	180
Daiwa House Industry Co. Ltd. (a)	15	377
Fukuoka Financial Group, Inc. (a)	12	195
Japan Airlines Co., Ltd	17	313
Japan Hotel REIT Investment Corporation	1	293
Japan Post Holdings Co., Ltd.	47	318
Japan Post Insurance Co., Ltd.	17	272
Japan Retail Fund Investment Corp.	—	140
Japan Tobacco Inc.	21	377
JFE Holdings Inc. (a)	44	304
JXTG Holdings, Inc.	102	363
Kajima Corp. (a)	33	400
Kansai Electric Power Co. Inc. (a)	37	357
Komatsu Ltd. (a)	21	451
Marubeni Corp.	61	346
Mazda Motor Corp.	58	336
Mitsubishi Corp.	16	392
Mitsubishi Heavy Industries Ltd.	13	283
Mitsubishi Motors Corp. (a)	106	233
Mitsui & Co. Ltd.	24	420
Mitsui Chemicals Inc. (a)	16	388
MS&AD Insurance Group Holdings, Inc.	13	341
NGK Spark Plug Co. Ltd.	16	286
Nikon Corp. (a)	39	263
Nomura Real Estate Holdings, Inc. (a)	12	228
NSK Ltd. (a)	47	356
Resona Holdings Inc.	108	367
Showa Denko KK	19	339
Sojitz Corp. (a)	123	279
Subaru Corp. NPV	17	323
Sumitomo Chemical Co. Ltd.	110	363
Sumitomo Corp.	29	345
Sumitomo Heavy Industries Ltd.	12	283
Sumitomo Rubber Industries Inc.	17	158
Tohoku Electric Power Co. Inc.	20	202
Tosoh Corp.	26	416
Yamaha Motor Co. Ltd.	25	366
		13,060
United Kingdom 10.5%
Anglo American PLC	22	525
Aviva PLC	110	406
British American Tobacco P.L.C.	13	456
Coca-Cola European Partners PLC	10	377
Direct Line Insurance Limited	57	199
GlaxoSmithKline PLC	25	463
International Consolidated Airlines Group, S.A. (a)	88	108
ITV Plc	228	198
Land Securities Group PLC	31	209
Next PLC	6	496
Persimmon Public Limited Company	14	441
Rio Tinto PLC	11	658
Schroders PLC	6	208
Taylor Wimpey PLC	195	272
The British Land Company Public Limited Company	53	230
WPP 2012 Limited	52	412
		5,658
Australia 9.9%
AGL Energy Limited	26	249
Alumina Ltd.	225	223
Ampol Limited	15	253
Aurizon Holdings Limited	100	306
BHP Group PLC (a)	14	360
BlueScope Steel Ltd.	37	338
Boral Ltd.	96	316
Brambles Limited	41	310
Commonwealth Bank of Australia	6	270
Crown Resorts Limited	22	138
Fortescue Metals Group Ltd.	46	541
Qantas Airways Ltd.	88	259
QBE Insurance Group Ltd.	35	216
Rio Tinto Ltd.	5	372
South32 Limited	224	330
Stockland	92	251
Suncorp Group Ltd.	42	256
Vicinity Centres RE Ltd	101	99
Westpac Banking Corporation	20	248
		5,335
France 9.2%
Accor SA (b)	14	394
AXA SA	21	394
Bouygues SA	12	429
Bureau Veritas (b)	14	309
Capgemini SA	5	591
Cie de Saint-Gobain (b)	14	599
Compagnie Generale des Etablissements Michelin	5	504
Credit Agricole SA	41	360
Schneider Electric SE	5	631
Sodexo SA	5	377
VINCI	5	410
		4,998
Germany 8.1%
Allianz SE	2	439
Bayer AG	7	435
Deutsche Post AG	16	750
Deutsche Telekom AG	31	515
Fresenius Medical Care AG & Co. KGaA	7	562
HeidelbergCement AG	8	516
Muenchener Rueckversicherungs AG	2	489
Siemens AG	5	617
Siemens Energy AG (b)	2	65
		4,388
Sweden 6.6%
Aktiebolaget SKF - Class B	29	597
Aktiebolaget Volvo - Class B (b)	33	632
Husqvarna Aktiebolag - Class B	34	376
ICA Gruppen Aktiebolag	6	311
Sandvik AB (b)	31	601
Securitas AB - Class B (b)	17	252
Telia Co. AB	127	523
Trelleborg AB (b)	15	258
		3,550
Italy 4.5%
A2A SpA	190	276
Assicurazioni Generali SpA	28	389
Atlantia SpA (b)	23	361
Intesa Sanpaolo SpA (b)	204	383
Mediobanca SpA	55	429
Poste Italiane - Societa' Per Azioni	46	411
Telecom Italia SpA	401	162
		2,411
Switzerland 3.4%
Roche Holding AG	2	534
Swiss Re AG	5	389
Swisscom AG	1	499
Zurich Insurance Group AG	1	445
		1,867
South Korea 3.4%
Honam Petrochemical Corp.	2	316
Lotte Shopping Co., Ltd.	2	120
POSCO	2	331
Samsung Fire & Marine Insurance Co. Ltd.	2	276
SK innovation Co., Ltd.	3	404
Woongjin Coway Co., Ltd.	6	385
		1,832
Belgium 2.8%
ageas SA/NV	10	391
Anheuser-Busch InBev	9	461
Proximus	14	259

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Solvay SA	5	423
		1,534
Canada 2.7%
Air Canada (b)	9	103
Cenovus Energy Inc.	30	118
Empire Company Limited - Class A	3	96
Genworth MI Canada Inc. (a)	2	49
George Weston Ltd.	1	74
Great-West Lifeco Inc.	5	88
Imperial Oil Ltd.	5	56
Loblaw Cos. Ltd.	2	105
Magna International Inc.	3	133
Manulife Financial Corp.	13	186
Power Corporation of Canada	10	194
Suncor Energy Inc.	8	100
Teck Resources Ltd. - Class B	13	182
		1,484
Spain 2.2%
AENA, S.M.E., S.A. (b)	3	388
Amadeus IT Group SA	8	423
Naturgy Energy Group SA	19	389
		1,200
Netherlands 2.0%
Koninklijke Ahold Delhaize N.V.	21	636
Randstad NV	9	458
		1,094
Finland 1.8%
Fortum Oyj	24	477
UPM-Kymmene Oyj	17	507
		984
Ireland 1.7%
Ryanair Holdings Plc - ADR (b)	6	524
Smurfit Kappa Funding Designated Activity Company	10	397
		921
Hong Kong 1.3%
HKT Trust	99	132
Melco Resorts & Entertainment Ltd. - ADR	18	305
Wharf Real Estate Investment Company Limited	61	250
		687
Norway 1.0%
DNB Bank ASA (b)	27	369
Subsea 7 S.A. (b)	26	190
		559
Singapore 0.8%
ComfortDelgro Corp. Ltd.	207	215
Singapore Telecommunications Limited	150	234
		449
Austria 0.6%
ams AG (b)	14	324
Israel 0.5%
Alony Hetz Properties & Investments Ltd	4	44
Israel Discount Bank Ltd. - Class A	66	179
Mizrahi Tefahot Bank Ltd.	3	47
		270
China 0.5%
Fosun International Limited	225	264
Macau 0.5%
Wynn Macau, Limited (b)	159	259
Total Common Stocks (cost $58,713)		53,128
PREFERRED STOCKS 0.8%
Germany 0.8%
Porsche Automobil Holding SE (c)	7	443
Total Preferred Stocks (cost $455)		443
INVESTMENT COMPANIES 0.1%
United States of America 0.1%
iShares MSCI EAFE ETF (a)	1	45
Total Investment Companies (cost $45)		45
SHORT TERM INVESTMENTS 5.3%
Securities Lending Collateral 4.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (d) (e)	2,466	2,466
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	360	360
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (f) (g)	55	55
Total Short Term Investments (cost $2,881)		2,881
Total Investments 104.3% (cost $62,094)		56,497
Other Derivative Instruments (0.0)%		(2)
Other Assets and Liabilities, Net (4.3)%		(2,338)
Total Net Assets 100.0%		54,157

(a) All or a portion of the security was on loan as of September 30, 2020.

(b) Non-income producing security.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/Goldman Sachs International 5 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE Index	4	December 2020	382	(2)	(11)

JNL/Goldman Sachs International 5 Fund – Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	JPM	10/06/20	HKD	70	9	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Intrinsic Value Fund
COMMON STOCKS 98.4%
Consumer Discretionary 29.8%
Best Buy Co., Inc.	197	21,947
BorgWarner Inc.	603	23,366
Delta Air Lines, Inc.	865	26,442
eBay Inc.	732	38,149
Ford Motor Company	5,582	37,174
H & R Block, Inc.	1,979	32,240
Hanesbrands Inc.	1,431	22,539
Harley-Davidson, Inc.	1,239	30,401
Kohl's Corporation	2,053	38,049
Lennar Corporation - Class A	293	23,893
LKQ Corporation (a)	1,421	39,414
Mohawk Industries Inc. (a)	394	38,458
Pulte Homes Inc.	1,149	53,187
PVH Corp.	650	38,745
Ralph Lauren Corp. - Class A	421	28,599
Southwest Airlines Co.	865	32,432
United Airlines Holdings, Inc. (a)	310	10,788
		535,823
Health Care 24.8%
AmerisourceBergen Corporation	291	28,254
Anthem, Inc.	78	20,858
Biogen Inc. (a)	226	64,139
Cardinal Health, Inc.	1,269	59,586
Cigna Holding Company	123	20,889
DaVita Inc. (a)	855	73,247
Gilead Sciences, Inc.	718	45,383
HCA Healthcare, Inc.	161	20,097
Humana Inc.	60	24,745
McKesson Corporation	458	68,259
Universal Health Services Inc. - Class B	198	21,224
		446,681
Materials 9.0%
Eastman Chemical Co.	938	73,276
International Paper Company	1,675	67,886
Nucor Corporation	464	20,812
		161,974
Communication Services 8.2%
AT&T Inc.	1,274	36,317
Discovery, Inc. - Class A (a) (b)	992	21,594
Expedia Group, Inc.	447	41,007
Omnicom Group Inc.	999	49,469
		148,387
Information Technology 7.1%
HP Inc.	2,207	41,909
International Business Machines Corporation	339	41,246
Xerox Holdings Corporation	2,412	45,265
		128,420
Industrials 6.7%
Alaska Air Group, Inc.	379	13,880
Cummins Inc.	267	56,362
Huntington Ingalls Industries Inc.	144	20,319
United Rentals Inc. (a)	168	29,298
		119,859
Consumer Staples 4.2%
Altria Group, Inc.	500	19,328
The Kroger Co.	613	20,787
Walgreens Boots Alliance, Inc.	991	35,584
		75,699
Real Estate 3.2%
Host Hotels & Resorts, Inc.	1,470	15,858
Simon Property Group, Inc.	648	41,893
		57,751
Utilities 3.2%
NRG Energy, Inc.	1,856	57,067
Energy 2.2%
HollyFrontier Corp.	1,963	38,684
Total Common Stocks (cost $2,008,840)		1,770,345
SHORT TERM INVESTMENTS 2.3%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	23,037	23,037
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	16,086	16,086
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	2,192	2,191
Total Short Term Investments (cost $41,314)		41,314
Total Investments 100.7% (cost $2,050,154)		1,811,659
Other Derivative Instruments 0.0%		157
Other Assets and Liabilities, Net (0.7)%		(12,662)
Total Net Assets 100.0%		1,799,154

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Goldman Sachs Intrinsic Value Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	176	December 2020	29,670	157	(173)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Total Yield Fund
COMMON STOCKS 99.2%
Consumer Discretionary 24.2%
Delta Air Lines, Inc.	728	22,271
eBay Inc.	568	29,570
Genuine Parts Co.	204	19,388
Hanesbrands Inc.	2,614	41,165
Kohl's Corporation	871	16,147
L Brands, Inc.	1,088	34,593
Leggett & Platt Inc.	469	19,322
Lennar Corporation - Class A	257	20,998
LKQ Corporation (a)	606	16,802
Macy's, Inc. (b)	2,613	14,896
Newell Brands Inc.	3,370	57,832
Nordstrom Inc. (b)	1,036	12,347
Ralph Lauren Corp. - Class A	351	23,856
Whirlpool Corporation	274	50,420
		379,607
Information Technology 23.6%
ADS Alliance Data Systems, Inc.	388	16,307
Cisco Systems, Inc.	1,331	52,411
Citrix Systems Inc.	345	47,520
HP Inc.	1,836	34,873
International Business Machines Corporation	156	18,971
Juniper Networks, Inc.	1,586	34,106
NetApp, Inc.	707	30,975
Oracle Corporation	709	42,329
Seagate Technology Public Limited Company	1,101	54,262
Xerox Holdings Corporation	2,070	38,859
		370,613
Health Care 15.4%
Amgen Inc.	87	22,127
Biogen Inc. (a)	67	18,954
Cardinal Health, Inc.	718	33,714
DaVita Inc. (a)	723	61,900
HCA Healthcare, Inc.	142	17,663
Henry Schein Inc. (a)	572	33,645
Universal Health Services Inc. - Class B	174	18,653
Waters Corp. (a)	178	34,854
		241,510
Financials 12.6%
American Express Company	189	18,978
Ameriprise Financial, Inc.	123	18,894
Capital One Financial Corporation	279	20,022
Discover Financial Services	597	34,481
E*TRADE Financial Corp.	443	22,182
Morgan Stanley	402	19,453
Northern Trust Corp.	385	29,992
State Street Corporation	255	15,148
The Allstate Corporation	207	19,467
		198,617
Industrials 8.4%
Jacobs Engineering Group Inc.	410	38,045
Johnson Controls International Public Limited Company	944	38,578
Masco Corporation	330	18,184
Raytheon BBN Technologies Corp.	315	18,138
United Rentals Inc. (a)	109	18,950
		131,895
Materials 6.4%
Amcor Plc	1,866	20,616
International Paper Company	1,433	58,105
Westrock Company, Inc.	634	22,037
		100,758
Consumer Staples 3.9%
Campbell Soup Company	365	17,657
Molson Coors Beverage Company - Class B	743	24,938
Walgreens Boots Alliance, Inc.	505	18,153
		60,748
Real Estate 2.5%
Equity Residential	341	17,480
Vornado Realty Trust	640	21,556
		39,036
Communication Services 1.2%
Discovery, Inc. - Class A (a) (b)	872	18,977
Energy 1.0%
HollyFrontier Corp.	805	15,860
Total Common Stocks (cost $1,693,994)		1,557,621
SHORT TERM INVESTMENTS 3.2%
Securities Lending Collateral 2.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	39,950	39,950
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	8,991	8,991
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	954	954
Total Short Term Investments (cost $49,895)		49,895
Total Investments 102.4% (cost $1,743,889)		1,607,516
Other Derivative Instruments 0.0%		69
Other Assets and Liabilities, Net (2.4)%		(37,145)
Total Net Assets 100.0%		1,570,440

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Goldman Sachs Total Yield Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	79	December 2020	13,302	69	(62)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 88.0%
China 32.1%
Alibaba Group Holding Limited - ADS (a)	178	52,423
Alibaba Health Information Technology Limited (a)	2,226	5,502
Foshan Haitian Flavoring & Food Co., Ltd - Class A	285	6,809
GDS Holdings Ltd. - ADR (a)	150	12,252
Guangdong Investment Ltd.	458	730
JD.com, Inc. (a)	57	2,212
JD.com, Inc. - Class A - ADR (a)	335	26,011
KE Holdings Inc - Class A - ADR (a)	55	3,390
Meituan Dianping (a)	438	13,817
NetEase, Inc.	716	12,839
NetEase, Inc. - ADR	27	12,438
New Oriental Education & Technology Group - ADR (a)	44	6,625
Ping An Insurance (Group) Co of China Ltd - Class H	932	9,654
TAL Education Group - ADS (a)	72	5,504
Tencent Holdings Limited	718	48,402
		218,608
India 15.1%
Hindustan Unilever Ltd.	349	9,802
Housing Development Finance Corp.	1,009	23,872
Infosys Ltd. - ADR	752	10,384
Infosys Ltd.	1,111	15,351
Reliance Industries Limited - GDR (b)	154	9,338
Reliance Industries Ltd.	884	26,815
Tata Consultancy Services Limited	224	7,581
		103,143
United States of America 7.6%
EPAM Systems, Inc. (a)	39	12,581
Facebook, Inc. - Class A (a)	28	7,447
Monolithic Power Systems Inc.	20	5,522
NVIDIA Corporation	48	26,078
		51,628
Russian Federation 7.0%
Polymetal International PLC	35	759
Polymetal International PLC	165	3,602
Public Joint Stock Society "Polyus" - GDR (c)	141	14,842
Public Joint Stock Society "Polyus" - GDR (b)	25	2,617
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	11	2,559
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel" - ADR	439	10,587
Yandex N.V. - Class A (a)	192	12,505
		47,471
Taiwan 6.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,074	46,445
South Korea 5.6%
Samsung Electronics Co. Ltd.	633	31,496
SK Telecom Co. Ltd.	32	6,435
		37,931
Argentina 4.6%
MercadoLibre S.R.L (a)	29	31,418
Singapore 2.9%
SEA, Ltd. - ADR (a)	130	20,090
Netherlands 2.9%
ASML Holding	53	19,576
Brazil 1.5%
Magazine Luiza S.A.	630	10,027
Rumo SA (a)	1	2
		10,029
Hong Kong 1.0%
Hong Kong Exchanges & Clearing Ltd.	143	6,742
Indonesia 0.9%
PT. Bank Central Asia Tbk	3,360	6,131
Total Common Stocks (cost $455,930)		599,212
PARTICIPATORY NOTES 10.9%
China 10.9%
Macquarie Bank Limited (Wuliangye Yibin Co., Ltd.)	1,117	36,429
Macquarie Bank Limited (Shanghai International Airport Co., Ltd.)	34	341
Macquarie Bank Limited (Kweichow Moutai Co., Ltd.)	109	26,891
Macquarie Bank Limited (Jiangsu Hengrui Medicine Co., Ltd.)	798	10,561
Total Participatory Notes (cost $36,132)		74,222
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	5,220	5,220
Total Short Term Investments (cost $5,220)		5,220
Total Investments 99.7% (cost $497,282)		678,654
Other Derivative Instruments (0.0)%		(60)
Other Assets and Liabilities, Net 0.3%		1,819
Total Net Assets 100.0%		680,413

(a) Non-income producing security.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $11,955 and 1.8% of the Fund.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/GQG Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Society "Polyus"	01/10/19	7,575	14,842	2.2

JNL/GQG Emerging Markets Equity Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	10/06/20	HKD	1,342	173	—
USD/ZAR	SSB	10/02/20	ZAR	(57,043)	(3,414)	(54)
USD/ZAR	SSB	10/05/20	ZAR	(21,715)	(1,299)	(6)
					(4,540)	(60)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 97.0%
United States of America 41.1%
Agilent Technologies, Inc.	139	14,000
Alphabet Inc. - Class A (a)	24	34,890
American International Group, Inc.	418	11,521
Automatic Data Processing, Inc.	49	6,849
Bank of America Corporation	559	13,457
Berkshire Hathaway Inc. - Class B (a)	130	27,597
Booking Holdings Inc. (a)	11	18,711
Caterpillar Inc.	54	7,989
Charter Communications, Inc. - Class A (a)	21	13,194
Citigroup Inc.	245	10,564
Comcast Corporation - Class A	169	7,823
Constellation Brands, Inc. - Class A	53	10,075
General Motors Company	436	12,915
Halliburton Company	608	7,323
HCA Healthcare, Inc.	147	18,297
Hilton Worldwide Holdings Inc.	247	21,040
Keurig Dr Pepper Inc.	362	9,994
Moody's Corp.	44	12,899
Workday, Inc. - Class A (a)	57	12,327
		271,465
Switzerland 16.9%
Compagnie Financiere Richemont SA	212	14,135
Credit Suisse Group AG	3,321	33,263
Glencore PLC	15,721	32,475
Julius Bar Gruppe AG	534	22,659
LafargeHolcim Ltd.	205	9,329
		111,861
Germany 13.3%
Allianz SE	115	22,116
Bayer AG	350	21,526
Daimler AG	602	32,372
Fresenius Medical Care AG & Co. KGaA	98	8,260
Henkel AG & Co. KGaA	41	3,793
		88,067
United Kingdom 6.7%
Compass Group PLC	749	11,256
Liberty Global PLC - Class A (a)	753	15,816
Liberty Global PLC - Class C (a)	93	1,915
WPP 2012 Limited	1,959	15,398
		44,385
France 4.8%
BNP Paribas SA	886	32,094
Netherlands 3.9%
CNH Industrial N.V. (a)	3,293	25,670
South Africa 3.3%
Naspers Ltd. - Class N	123	21,906
South Korea 2.4%
NAVER Corp.	35	8,954
Samsung Electronics Co. Ltd.	143	7,107
		16,061
Japan 2.0%
Toyota Motor Corp.	197	12,976
China 1.6%
Baidu, Inc. - Class A - ADR (a)	82	10,440
Mexico 1.0%
Grupo Televisa S.A.B. - ADR (a)	1,054	6,511
Total Common Stocks (cost $707,741)		641,436
PREFERRED STOCKS 0.8%
Germany 0.8%
Henkel AG & Co. KGaA (b)	52	5,475
Total Preferred Stocks (cost $5,197)		5,475
SHORT TERM INVESTMENTS 2.3%
Investment Companies 2.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	15,025	15,025
Total Short Term Investments (cost $15,025)		15,025
Total Investments 100.1% (cost $727,963)		661,936
Other Derivative Instruments (0.0)%		(309)
Other Assets and Liabilities, Net (0.1)%		(637)
Total Net Assets 100.0%		660,990

(a) Non-income producing security.

(b) Convertible security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/Harris Oakmark Global Equity Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CHF	SSB	12/16/20	CHF	(10,274)	(11,182)	(309)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Heitman U.S. Focused Real Estate Fund
COMMON STOCKS 97.4%
Real Estate 97.4%
Agree Realty Corporation	118	7,529
Apple Hospitality REIT, Inc.	270	2,599
Boston Properties Inc.	66	5,263
Cyrusone LLC	97	6,760
DiamondRock Hospitality Co.	673	3,414
Duke Realty Corp.	239	8,810
Equinix, Inc.	12	9,436
Equity Lifestyle Properties, Inc.	53	3,252
Essential Properties Realty Trust, Inc.	377	6,911
Extra Space Storage Inc.	45	4,807
First Industrial Realty Trust, Inc.	175	6,950
Healthpeak Properties, Inc.	224	6,088
Highwoods Properties Inc.	127	4,258
Invitation Homes Inc.	297	8,317
Life Storage Inc.	68	7,183
Mid-America Apartment Communities, Inc.	80	9,271
New Senior Investment Group Inc.	716	2,863
Physicians Realty Trust (a)	319	5,713
Piedmont Office Realty Trust Inc. - Class A	253	3,436
ProLogis Inc.	121	12,150
QTS Realty Trust, Inc. - Class A	65	4,105
SITE Centers Corp.	614	4,419
UDR, Inc.	324	10,552
VICI Properties Inc.	332	7,748
Weingarten Realty Investors	246	4,179
Welltower Inc.	179	9,835
Total Common Stocks (cost $165,841)		165,848
SHORT TERM INVESTMENTS 1.4%
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (b) (c)	1,476	1,476
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	913	913
Total Short Term Investments (cost $2,389)		2,389
Total Investments 98.8% (cost $168,230)		168,237
Other Assets and Liabilities, Net 1.2%		2,024
Total Net Assets 100.0%		170,261

(a) All or a portion of the security was on loan as of September 30, 2020.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 93.4%
Consumer Staples 26.3%
Anheuser-Busch InBev	252	13,590
Campbell Soup Company	523	25,310
General Mills, Inc.	614	37,886
Heineken NV	213	18,924
Kimberly-Clark Corporation	163	24,095
Kraft Heinz Foods Company	341	10,217
L'Oreal SA	45	14,646
Mondelez International, Inc. - Class A	346	19,882
Nestle SA	155	18,454
Procter & Gamble Co.	230	31,937
Sysco Corp.	182	11,307
Target Corporation	132	20,782
The Coca-Cola Company	410	20,229
		267,259
Utilities 14.6%
American Electric Power Company, Inc.	132	10,785
Consolidated Edison, Inc.	117	9,111
Dominion Energy, Inc.	335	26,403
Duke Energy Corporation	139	12,271
Entergy Corporation	188	18,571
Exelon Corporation	466	16,668
PPL Corporation	931	25,333
Sempra Energy	142	16,775
Siemens Energy AG (a)	39	1,051
SSE PLC	757	11,773
		148,741
Industrials 12.1%
3M Company	87	14,005
ABB Ltd.	712	18,090
Cummins Inc.	64	13,480
Deere & Company	50	10,994
Emerson Electric Co.	129	8,473
Flowserve Corporation	497	13,561
General Dynamics Corporation	38	5,265
Pentair Public Limited Company	202	9,228
Raytheon BBN Technologies Corp.	91	5,260
Siemens AG	78	9,846
United Parcel Service Inc. - Class B	89	14,756
		122,958
Financials 12.1%
American Express Company	107	10,745
Comerica Inc.	229	8,745
Cullen/Frost Bankers Inc. (b)	130	8,320
Federated Investors, Inc. - Class B	23	499
Fifth Third Bancorp	560	11,943
KeyCorp	556	6,632
M&T Bank Corporation	170	15,625
The Hartford Financial Services Group, Inc.	634	23,364
The PNC Financial Services Group, Inc.	71	7,819
The Travelers Companies, Inc.	151	16,285
Zions Bancorp	437	12,764
		122,741
Health Care 7.7%
Bayer AG	192	11,826
Bristol-Myers Squibb Company	218	13,123
Eli Lilly & Co.	111	16,442
Johnson & Johnson	127	18,901
Merck & Co., Inc.	217	17,982
		78,274
Materials 5.0%
Avery Dennison Corporation	48	6,202
BASF SE	148	9,016
DuPont de Nemours, Inc.	220	12,197
International Paper Company	287	11,630
Nutrien Ltd.	108	4,231
Sonoco Products Co.	150	7,682
		50,958
Consumer Discretionary 4.0%
Columbia Sportswear Co.	75	6,526
Darden Restaurants Inc.	27	2,743
Harley-Davidson, Inc.	409	10,028
Stanley Black & Decker, Inc.	48	7,802
TJX Cos. Inc.	254	14,158
		41,257
Communication Services 3.9%
AT&T Inc.	663	18,909
Deutsche Telekom AG	758	12,664
Walt Disney Co.	68	8,497
		40,070
Energy 3.8%
Baker Hughes, a GE Company, LLC - Class A	364	4,843
ConocoPhillips	329	10,793
Suncor Energy Inc.	374	4,575
Total SA	530	18,065
		38,276
Information Technology 2.4%
Automatic Data Processing, Inc.	87	12,077
International Business Machines Corporation	99	12,053
		24,130
Real Estate 1.5%
Weyerhaeuser Company	544	15,523
Total Common Stocks (cost $991,586)		950,187
SHORT TERM INVESTMENTS 6.6%
Investment Companies 6.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	65,156	65,156
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	2,368	2,368
Total Short Term Investments (cost $67,524)		67,524
Total Investments 100.0% (cost $1,059,110)		1,017,711
Other Derivative Instruments 0.0%		352
Other Assets and Liabilities, Net (0.0)%		(328)
Total Net Assets 100.0%		1,017,735

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/Invesco Diversified Dividend Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	SSB	11/17/20	EUR	(34,309)	(40,249)	352

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Invesco Global Growth Fund
COMMON STOCKS 99.4%
United States of America 56.3%
Adobe Inc. (a)	262	128,300
Agilent Technologies, Inc.	408	41,217
Alphabet Inc. - Class A (a)	135	198,233
Amazon.com, Inc. (a)	12	36,900
Analog Devices, Inc.	38	4,427
Anthem, Inc.	76	20,320
Avantor, Inc. (a)	1,292	29,055
Blueprint Medicines Corporation (a)	146	13,578
Boston Scientific Corporation (a)	370	14,134
Centene Corporation (a)	373	21,758
Colgate-Palmolive Co.	161	12,419
Dun & Bradstreet Holdings, Inc. (a)	154	3,963
Electronic Arts Inc. (a)	174	22,641
Equifax Inc.	230	36,158
Facebook, Inc. - Class A (a)	451	118,096
Fidelity National Information Services, Inc.	227	33,397
Illumina, Inc. (a)	49	15,267
Incyte Corporation (a)	58	5,174
Intuit Inc.	305	99,357
Ionis Pharmaceuticals Inc. (a)	273	12,944
IQVIA Inc. (a)	49	7,666
MacroGenics Inc. (a)	528	13,306
Maxim Integrated Products, Inc.	856	57,874
Microsoft Corporation	126	26,457
Paypal Holdings, Inc. (a)	406	80,046
Pegasystems Inc.	130	15,727
Phathom Pharmaceuticals, Inc. (a)	247	9,060
S&P Global Inc.	334	120,515
Sage Therapeutics Inc. (a)	99	6,059
Sarepta Therapeutics, Inc. (a)	115	16,167
Twist Bioscience Corporation (a)	13	972
United Parcel Service Inc. - Class B	278	46,291
Veracyte, Inc. (a)	327	10,627
Visa Inc. - Class A	135	27,054
Walt Disney Co.	318	39,499
Zimmer Biomet Holdings, Inc.	92	12,474
		1,357,132
Japan 15.5%
Capcom Co. Ltd.	628	35,105
Fanuc Ltd.	132	25,345
Keyence Corp.	144	67,187
Minebea Mitsumi Inc.	405	7,691
Murata Manufacturing Co. Ltd.	952	61,465
Nidec Corp.	840	78,506
Omron Corp.	494	38,478
Takeda Pharmaceutical Co. Ltd.	577	20,573
TDK Corp.	349	38,124
		372,474
France 7.5%
Dassault Systemes SA	39	7,332
Kering SA	101	66,901
LVMH Moet Hennessy Louis Vuitton SE	229	106,931
		181,164
China 4.4%
JD.com, Inc. - Class A - ADR (a)	1,355	105,166
Germany 3.4%
SAP SE	529	82,163
Sweden 3.1%
Assa Abloy AB - Class B	1,408	32,914
Atlas Copco Aktiebolag - Class A	879	41,950
		74,864
Netherlands 2.9%
Airbus SE (a)	688	50,039
ASML Holding	28	10,304
uniQure N.V. (a) (b)	227	8,358
		68,701
India 2.5%
DLF Limited	17,160	35,589
ICICI Bank Limited - ADR (a)	2,618	25,736
		61,325
Spain 1.2%
Industria de Diseno Textil, S.A.	1,061	29,520
United Kingdom 1.1%
Farfetch Ltd - Class A (a) (b)	688	17,302
International Game Technology PLC (b)	748	8,330
		25,632
Brazil 0.8%
StoneCo Ltd. (a)	377	19,926
Switzerland 0.4%
Zur Rose Group AG (a)	38	9,075
Italy 0.2%
Brunello Cucinelli S.p.A. (a) (b)	170	5,203
Denmark 0.1%
Ascendis Pharma A/S - ADR (a)	11	1,762
Total Common Stocks (cost $1,392,860)		2,394,107
PREFERRED STOCKS 0.0%
India 0.0%
Zee Entertainment Enterprises Limited, 6.00%, 03/05/22	1,435	70
Total Preferred Stocks (cost $0)		70
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	13,190	13,190
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	3,873	3,873
Total Short Term Investments (cost $17,063)		17,063
Total Investments 100.1% (cost $1,409,923)		2,411,240
Other Assets and Liabilities, Net (0.1)%		(2,006)
Total Net Assets 100.0%		2,409,234

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Invesco Global Real Estate Fund
COMMON STOCKS 96.9%
United States of America 47.5%
Agree Realty Corporation	73	4,618
Alexandria Real Estate Equities, Inc.	142	22,704
American Assets Trust, Inc.	165	3,978
American Tower Corporation	42	10,146
Americold Realty Trust	83	2,954
Apple Hospitality REIT, Inc.	752	7,222
Brandywine Realty Trust	571	5,908
CubeSmart	162	5,237
Cyrusone LLC	213	14,906
Digital Realty Trust Inc.	17	2,458
Duke Realty Corp.	581	21,443
Equity Lifestyle Properties, Inc.	79	4,840
Equity Residential	375	19,259
Essential Properties Realty Trust, Inc.	559	10,241
Extra Space Storage Inc.	81	8,641
First Industrial Realty Trust, Inc.	198	7,863
Gaming and Leisure Properties, Inc.	273	10,082
Healthcare Realty Trust Inc.	320	9,646
Healthcare Trust of America, Inc. - Class A	364	9,451
Healthpeak Properties, Inc.	794	21,549
Host Hotels & Resorts, Inc.	1,012	10,918
Invitation Homes Inc.	974	27,274
Kimco Realty Corporation	168	1,893
Medical Properties Trust, Inc.	68	1,205
National Retail Properties, Inc.	392	13,525
Netstreit Corp.	113	2,057
ProLogis Inc.	72	7,264
Public Storage	8	1,796
QTS Realty Trust, Inc. - Class A	134	8,414
Realty Income Corporation	291	17,669
Regency Centers Corp.	298	11,313
Retail Opportunity Investments Corp.	832	8,670
Rexford Industrial Realty, Inc.	234	10,719
Sabra Health Care REIT, Inc.	578	7,965
STAG Industrial, Inc.	315	9,607
Sun Communities Inc.	78	10,982
UDR, Inc.	539	17,584
VEREIT, Inc.	2,310	15,018
VICI Properties Inc.	886	20,717
Weyerhaeuser Company	234	6,666
		414,402
Japan 10.6%
Activia Properties Inc.	2	8,504
GLP J-REIT	6	9,526
Japan Prime Realty Investment Corp.	3	9,065
Japan Retail Fund Investment Corp.	6	9,351
LaSalle LOGIPORT REIT	4	7,100
Mitsui Fudosan Co. Ltd.	745	12,939
Mitsui Fudosan Logistics Park Investment Corporation	1	6,917
Nomura Real Estate Master Fund. Inc.	2	1,965
Orix J-REIT Inc.	7	9,965
Sumitomo Realty & Development Co. Ltd.	384	11,335
Tokyu Fudosan Holdings Corporation (a)	1,333	5,730
		92,397
Hong Kong 9.5%
China Resources Land Ltd.	2,846	12,981
Hang Lung Properties Ltd.	3,501	8,924
Link Real Estate Investment Trust	712	5,831
Longfor Group Holdings Limited	1,218	6,903
Shimao Property Holdings Limited	2,753	11,474
Sun Hung Kai Properties Ltd.	1,746	22,422
Swire Properties Limited	4,200	11,129
Wharf Holdings Ltd.	65	130
Yuexiu Property Co. Ltd.	15,104	2,959
		82,753
Germany 5.8%
DW Property Invest GmbH	145	7,254
Vonovia SE	629	43,072
		50,326
United Kingdom 3.8%
Assura PLC	5,632	5,619
GCP Student Living PLC	1,453	2,316
Land Securities Group PLC	1,315	8,852
SEGRO Public Limited Company	370	4,449
Tritax Big Box Reit PLC	4,828	9,641
Workspace Group PLC	297	2,057
		32,934
Singapore 3.0%
Ascendas India Trust (b)	3,022	3,043
Ascendas REIT	2,809	6,716
CapitaLand Ltd.	4,681	9,338
Keppel DC REIT Management Pte. Ltd.	2,059	4,402
Mapletree Industrial Trust	1,112	2,625
		26,124
Australia 2.6%
DEXUS Funds Management Limited	1,502	9,579
Scentre Group Limited	8,207	13,062
		22,641
Canada 2.6%
Allied Properties REIT	300	8,086
Canadian Apartment Properties REIT	268	9,363
Killam Apartment Real Estate Investment Trust	395	5,153
		22,602
France 1.7%
Covivio	63	4,419
Gecina SA	80	10,589
		15,008
China 1.7%
Agile Group Holdings Limited	986	1,299
China Aoyuan Group Limited	752	774
China SCE Group Holdings Limited	3,602	1,625
CIFI Holdings (Group) Co. Ltd.	9,084	6,754
Country Garden Holdings Company Limited	3,665	4,522
		14,974
Sweden 1.6%
Fabege AB	366	5,073
Wihlborgs Fastigheter AB	429	8,491
		13,564
Philippines 1.2%
Ayala Land Inc.	9,573	5,877
Megaworld Corp. (c)	68,482	4,203
SM Prime Holdings Inc.	631	383
		10,463
Belgium 1.2%
Cofinimmo	43	6,392
MONTEA	34	3,977
		10,369
Luxembourg 0.9%
Grand City Properties S.A.	328	7,922
Spain 0.8%
Merlin Properties, Socimi, S.A.	888	7,418
Thailand 0.7%
Central Pattana Public Company Limited	1,713	2,301
WHA Corporation Public Company Limited	42,096	3,776
		6,077
Brazil 0.5%
Cyrela Brazil Realty SA	982	4,087
Mexico 0.4%
Cibanco, S.A., Institucion de Banca Multiple	2,657	3,263
South Africa 0.2%
Growthpoint Properties Ltd	2,556	1,876
Sa Corporate Real Estate	3,421	238
		2,114
Netherlands 0.2%
Unibail-Rodamco SE (a)	52	1,927
Indonesia 0.2%
Bumi Serpong Damai, PT Tbk (c)	2,730	137

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
PT Pakuwon Jati Tbk (c)	73,715	1,758
		1,895
India 0.2%
DLF Limited	878	1,821
Malta 0.0%
BGP Holdings PLC (c) (d)	5,552	4
Total Common Stocks (cost $857,562)		845,085
SHORT TERM INVESTMENTS 2.1%
Investment Companies 2.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (e) (f)	18,352	18,352
Total Short Term Investments (cost $18,352)		18,352
Total Investments 99.0% (cost $875,914)		863,437
Other Derivative Instruments (0.0)%		(3)
Other Assets and Liabilities, Net 1.0%		9,135
Total Net Assets 100.0%		872,569

(a) All or a portion of the security was on loan as of September 30, 2020.

(b) Perpetual security. Next contractual call date presented, if applicable.

(c) Non-income producing security.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/Invesco Global Real Estate Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	10/05/20	HKD	472	61	—
USD/HKD	JPM	10/06/20	HKD	(15,687)	(2,024)	—
USD/ZAR	GSC	10/01/20	ZAR	(1,662)	(100)	(3)
					(2,063)	(3)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Invesco International Growth Fund
COMMON STOCKS 96.9%
Japan 13.0%
Asahi Breweries Ltd.	465	16,186
Fanuc Ltd.	70	13,385
Hoya Corp.	178	20,080
Kao Corp.	119	8,886
Keyence Corp.	25	11,555
Koito Manufacturing Co. Ltd.	216	10,987
Komatsu Ltd.	630	13,845
Nidec Corp.	84	7,860
Olympus Corp.	343	7,122
SMC Corp.	21	11,818
Sony Corp.	113	8,653
		130,377
Switzerland 9.4%
Alcon AG (a)	188	10,663
Kühne + Nagel International AG (b)	100	19,434
Logitech International S.A.	132	10,169
Nestle SA	193	22,931
Novartis AG	137	11,894
Roche Holding AG	58	19,951
		95,042
China 8.6%
Alibaba Group Holding Limited - ADS (a)	123	36,180
JD.com, Inc. - Class A - ADR (a)	83	6,459
Kweichow Moutai Co. Ltd. - Class A	25	6,199
New Oriental Education & Technology Group - ADR (a)	80	11,903
Tencent Holdings Limited	264	17,807
Wuliangye Yibin Co., Ltd. - Class A	231	7,545
		86,093
United States of America 8.3%
Booking Holdings Inc. (a)	11	19,243
Broadcom Inc.	81	29,401
Philip Morris International Inc.	268	20,079
Yum China Holdings, Inc.	286	15,131
		83,854
Germany 7.8%
Allianz SE	58	11,090
Beiersdorf AG	83	9,401
Deutsche Boerse AG	132	23,154
Knorr - Bremse Aktiengesellschaft	86	10,185
SAP SE	159	24,707
		78,537
Canada 6.1%
Canadian National Railway Co.	237	25,254
CGI Inc. (a)	446	30,272
Suncor Energy Inc.	459	5,605
		61,131
Netherlands 4.9%
ASML Holding	23	8,391
Prosus N.V. (a)	178	16,438
Wolters Kluwer NV	282	24,075
		48,904
France 4.6%
LVMH Moet Hennessy Louis Vuitton SE	14	6,691
Pernod-Ricard SA	61	9,678
Sanofi SA	99	9,886
Schneider Electric SE (a)	164	20,360
		46,615
Hong Kong 4.3%
AIA Group Limited	1,744	17,291
China Mengniu Dairy Company Limited	2,426	11,494
Galaxy Entertainment Group Ltd.	2,202	14,892
		43,677
Sweden 4.1%
Investor AB - Class B	437	28,661
Sandvik AB (a)	619	12,075
		40,736
United Kingdom 3.6%
British American Tobacco P.L.C.	283	10,140
Linde Public Limited Company	63	14,960
Relx PLC	495	11,015
		36,115
South Korea 3.3%
NAVER Corp.	64	16,228
Samsung Electronics Co. Ltd.	350	17,396
		33,624
Taiwan 3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,995	30,147
Denmark 2.9%
Carlsberg A/S - Class B	132	17,853
Novo Nordisk A/S - Class B	169	11,687
		29,540
Ireland 2.7%
Flutter Entertainment Public Limited Company (a)	52	8,253
Icon Public Limited Company (a)	97	18,464
		26,717
Mexico 2.2%
Wal - Mart de Mexico, S.A.B. de C.V.	9,320	22,360
Italy 2.0%
Finecobank Banca Fineco SPA (a)	1,474	20,336
Australia 1.9%
Amcor Ltd.	1,213	13,402
CSL Ltd.	28	5,785
		19,187
Brazil 1.9%
B3 S.A. - Brasil, Bolsa, Balcao	1,368	13,410
Banco Bradesco S.A. - ADR	1,544	5,297
		18,707
India 1.6%
HDFC Bank Limited - ADR (a)	319	15,942
Singapore 0.7%
United Overseas Bank Ltd.	514	7,196
Total Common Stocks (cost $796,838)		974,837
SHORT TERM INVESTMENTS 4.1%
Investment Companies 3.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	35,507	35,507
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	5,891	5,891
Total Short Term Investments (cost $41,398)		41,398
Total Investments 101.0% (cost $838,236)		1,016,235
Other Assets and Liabilities, Net (1.0)%		(10,096)
Total Net Assets 100.0%		1,006,139

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 98.6%
Health Care 31.5%
10X Genomics, Inc. (a)	149	18,513
ABCAM PLC	747	11,830
Adaptive Biotechnologies Corporation (a)	270	13,113
AtriCure, Inc. (a)	346	13,823
Avantor, Inc. (a)	890	20,021
Bio-Techne Corporation	101	24,909
Bruker Corp.	264	10,505
Caredx, Inc. (a)	545	20,690
Catalent Inc. (a)	425	36,444
Chemed Corporation	28	13,517
ChemoCentryx, Inc. (a)	174	9,548
Conmed Corp.	156	12,269
Cryoport, Inc. (a) (b)	380	18,020
Halozyme Therapeutics, Inc. (a)	670	17,605
Heron Therapeutics, Inc. (a)	465	6,894
Horizon Therapeutics Public Limited Company (a)	316	24,538
Insulet Corporation (a)	72	17,139
Iovance Biotherapeutics Inc. (a)	267	8,782
iRhythm Technologies Inc. (a)	123	29,213
LHC Group, Inc. (a)	98	20,924
Masimo Corp. (a)	81	19,136
Mesa Laboratories, Inc.	55	13,913
Mirati Therapeutics, Inc. (a)	60	10,037
Myokardia, Inc. (a)	96	13,095
Natera, Inc. (a)	344	24,816
Neogenomics Laboratories, Inc. (a)	466	17,202
Nevro Corp. (a)	120	16,676
Penumbra, Inc. (a)	88	17,004
PRA Health Sciences, Inc. (a)	142	14,427
Repligen Corporation (a)	237	34,949
Sage Therapeutics Inc. (a)	182	11,119
Syneos Health, Inc. - Class A (a)	337	17,912
Tandem Diabetes Care Inc. (a)	188	21,366
Twist Bioscience Corporation (a)	306	23,238
		603,187
Information Technology 28.2%
Anaplan, Inc. (a)	265	16,595
ASGN Incorporated (a)	190	12,086
Avalara, Inc.	90	11,402
Bigcommerce Holdings, Inc. - Series 1 (a) (b)	18	1,537
Bill.Com Holdings Inc. (a)	175	17,599
Black Knight, Inc. (a)	142	12,362
Blackline, Inc. (a)	254	22,726
Cloudflare, Inc. (a)	419	17,186
Cree, Inc. (a)	216	13,796
Enphase Energy, Inc. (a)	278	22,932
Everbridge, Inc. (a)	109	13,730
Fabrinet (a)	194	12,232
Fair Isaac Corporation (a)	33	13,959
Five9 Inc. (a)	133	17,238
Guidewire Software, Inc. (a)	124	12,918
HubSpot Inc. (a)	88	25,606
II-VI Incorporated (a)	276	11,213
IPG Photonics Corporation (a)	80	13,643
Lattice Semiconductor Corp. (a)	728	21,095
Littelfuse Inc.	80	14,198
LivePerson, Inc. (a)	339	17,627
MKS Instruments, Inc.	119	13,019
Monolithic Power Systems Inc.	56	15,613
Nuance Communications, Inc. (a)	593	19,675
Pegasystems Inc.	179	21,625
Power Integrations Inc.	266	14,753
Q2 Holdings, Inc. (a)	305	27,814
Qualys, Inc. (a)	143	13,976
RealPage, Inc. (a)	250	14,418
Semtech Corp. (a)	334	17,689
Silicon Laboratories Inc. (a)	177	17,348
Smartsheet Inc. - Class A (a)	226	11,186
Trimble Inc. (a)	292	14,209
Zendesk, Inc. (a)	171	17,606
		540,611
Consumer Discretionary 16.2%
Bright Horizons Family Solutions Inc. (a)	116	17,573
Caesars Entertainment, Inc. (a)	525	29,432
Dunkin' Brands Group Inc.	167	13,694
ETSY, Inc. (a)	231	28,090
Five Below, Inc. (a)	118	14,957
Floor & Decor Holdings Inc. (a)	268	20,079
Fox Factory Holding Corp. (a)	174	12,939
IAA Spinco Inc. (a)	266	13,840
Installed Building Products, Inc. (a)	172	17,470
Ollie's Bargain Outlet Holdings Inc. (a)	159	13,851
Penn National Gaming Inc. (a)	401	29,163
Planet Fitness, Inc. - Class A (a)	190	11,714
Pool Corporation	47	15,873
RH (a)	48	18,411
Texas Roadhouse Inc.	254	15,428
Visteon Corporation (a)	102	7,093
Vroom, Inc. (a)	255	13,183
Wingstop Inc.	132	18,047
		310,837
Industrials 13.7%
AECOM (a)	345	14,423
Aerojet Rocketdyne Holdings, Inc. (a)	225	8,963
Builders FirstSource, Inc. (a)	727	23,711
Clarivate PLC (a)	522	16,171
Clean Harbors Inc. (a)	230	12,861
Evoqua Water Technologies Corp. (a)	691	14,667
Generac Holdings Inc. (a)	78	15,125
Kennametal Inc.	275	7,945
Knight-Swift Transportation Holdings Inc. - Class A	199	8,102
Kornit Digital Ltd. (a)	241	15,644
Mercury Systems Inc. (a)	140	10,876
Nordson Corp.	77	14,773
Plug Power Inc. (a)	1,006	13,493
Saia, Inc. (a)	25	3,092
Simpson Manufacturing Co. Inc.	139	13,539
SiteOne Landscape Supply, Inc. (a)	131	15,981
Timken Co.	241	13,045
Trex Company, Inc. (a)	206	14,717
Vicor Corp. (a)	167	12,995
Welbilt Inc. (a)	1,868	11,507
		261,630
Financials 4.0%
eHealth, Inc. (a)	160	12,628
Goosehead Insurance, Inc. - Class A	49	4,268
LendingTree, Inc. (a) (b)	48	14,768
LPL Financial Holdings Inc.	209	16,040
Morningstar Inc.	84	13,437
SVB Financial Group (a)	66	15,939
		77,080
Communication Services 1.5%
Cogent Communications Group, Inc.	40	2,413
Iridium Communications Inc. (a)	530	13,561
Lyft, Inc. (a)	431	11,878
		27,852
Materials 1.3%
Axalta Coating Systems Ltd. (a)	532	11,797
Element Solutions, Inc. (a)	1,174	12,337
		24,134
Real Estate 1.2%
CoreSite Realty Corporation	88	10,421
EastGroup Properties Inc.	104	13,391
		23,812
Consumer Staples 1.0%
Boston Beer Co. Inc. - Class A (a)	22	19,149
Total Common Stocks (cost $1,264,882)		1,888,292
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	25,375	25,375

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	3,039	3,039
Total Short Term Investments (cost $28,414)		28,414
Total Investments 100.1% (cost $1,293,296)		1,916,706
Other Assets and Liabilities, Net (0.1)%		(1,346)
Total Net Assets 100.0%		1,915,360

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund
COMMON STOCKS 50.8%
United States of America 21.0%
AbbVie Inc.	32	2,771
Advanced Micro Devices, Inc. (a)	16	1,349
Air Products and Chemicals, Inc.	5	1,513
Alexion Pharmaceuticals, Inc. (a)	10	1,165
Alleghany Corporation	1	376
Alnylam Pharmaceuticals, Inc. (a)	2	362
Alphabet Inc. - Class A (a)	—	28
Alphabet Inc. - Class C (a)	5	7,466
Altice USA, Inc. - Class A (a)	43	1,109
Altria Group, Inc.	14	544
Amazon.com, Inc. (a) (b)	4	12,809
American Electric Power Company, Inc. (b)	11	871
American Express Company (b)	8	706
American Homes 4 Rent - Class A	17	471
American International Group, Inc.	11	292
AmerisourceBergen Corporation	5	489
AMETEK, Inc.	5	518
Amgen Inc. (b)	9	2,195
Amphenol Corporation - Class A	4	452
Analog Devices, Inc.	21	2,493
Apple Inc.	102	11,742
Arrow Electronics, Inc. (a)	5	395
AutoZone, Inc. (a)	1	814
Ball Corporation (b)	6	521
Bank of America Corporation (b)	96	2,313
Berkshire Hathaway Inc. - Class B (a) (b)	9	1,924
Best Buy Co., Inc.	30	3,281
Beyond Meat, Inc. (a)	8	1,298
BlackRock, Inc.	4	2,417
Booking Holdings Inc. (a)	2	2,937
Booz Allen Hamilton Holding Corporation - Class A	10	807
Boston Properties Inc.	2	164
Boston Scientific Corporation (a)	72	2,770
Bristol-Myers Squibb Company	60	3,602
Brixmor Property Group Inc.	28	326
Cabot Oil & Gas Corp.	15	262
Cadence Design Systems Inc. (a)	5	499
Capital One Financial Corporation	33	2,393
Carlisle Cos. Inc.	3	386
Carmax Inc. (a)	7	671
Catalent Inc. (a)	8	665
CBRE Group, Inc. - Class A (a)	12	554
Ceridian HCM Holding Inc. (a)	7	556
Charter Communications, Inc. - Class A (a)	8	5,131
Chevron Corporation (b)	21	1,549
Chubb Limited	14	1,645
Cigna Holding Company	27	4,684
Cisco Systems, Inc.	12	462
Citigroup Inc.	38	1,669
Citizens Financial Group Inc.	25	624
CNA Financial Corp.	4	125
Columbia Sportswear Co.	5	421
Comcast Corporation - Class A	63	2,895
CommScope Holding Company, Inc. (a)	41	366
ConocoPhillips	23	754
Constellation Brands, Inc. - Class A	7	1,295
Copart Inc. (a)	5	546
Coty Inc. - Class A	38	103
CrowdStrike Holdings, Inc. - Class A (a)	5	704
DexCom Inc. (a)	2	684
Diamondback Energy, Inc.	3	91
Discovery, Inc. - Class A (a) (c)	36	786
Discovery, Inc. - Class C (a)	19	368
Dish Network Corporation - Class A (a)	14	408
Dover Corporation	8	859
Duke Energy Corporation	4	359
EastGroup Properties Inc.	2	275
Eastman Chemical Co.	25	1,943
Edison International	6	321
Eli Lilly & Co.	12	1,757
Energizer Holdings, Inc.	13	512
Enphase Energy, Inc. (a)	8	689
Entegris, Inc.	9	700
Entergy Corporation	4	359
EPAM Systems, Inc. (a)	2	678
EQT Corporation	22	278
Equitrans Midstream Corp.	39	332
Estee Lauder Cos. Inc. - Class A	4	811
Exact Sciences Corporation (a)	7	667
Exelixis, Inc. (a)	21	502
Facebook, Inc. - Class A (a)	4	1,172
Fairfax Financial Holdings Limited (c)	1	364
Federal Realty Investment Trust	4	304
Fidelity National Information Services, Inc.	—	28
Fifth Third Bancorp	16	332
First Republic Bank	7	759
Fiserv, Inc. (a) (b)	20	2,106
FleetCor Technologies Inc. (a)	4	980
Fortune Brands Home & Security, Inc.	9	809
FTI Consulting Inc. (a)	6	636
Generac Holdings Inc. (a)	6	1,107
General Dynamics Corporation	4	508
Global Payments Inc. (b)	5	960
GoodRx Holdings, Inc. - Class A (a)	2	139
Graphic Packaging Holding Company	34	480
HCA Healthcare, Inc.	2	262
Honeywell International Inc.	19	3,163
Horizon Therapeutics Public Limited Company (a)	7	534
Illinois Tool Works Inc.	2	343
Ingersoll Rand Inc. (a)	12	436
Insulet Corporation (a)	2	368
Intuitive Surgical, Inc. (a)	1	927
Invesco Ltd.	18	204
ITT Industries Holdings, Inc.	7	392
Jardine Strategic Holdings Limited	2	36
Jazz Pharmaceuticals Public Limited Company (a)	4	524
Johnson & Johnson (b)	9	1,266
KB Home	10	398
Keurig Dr Pepper Inc.	12	330
KeyCorp	7	88
Keysight Technologies, Inc. (a)	7	675
Kimco Realty Corporation	30	337
Kinder Morgan, Inc.	44	537
Kohl's Corporation	11	203
Lam Research Corp.	3	893
Las Vegas Sands Corp.	19	873
Liberty SiriusXM Group - Class A (a)	19	619
Liberty SiriusXM Group - Class C (a)	23	761
Loews Corp. (b)	36	1,257
Lowe`s Companies, Inc.	13	2,035
Lyft, Inc. (a)	41	1,115
M&T Bank Corporation	—	40
Marathon Petroleum Corporation	16	470
Marsh & McLennan Companies, Inc.	3	310
Martin Marietta Materials Inc.	4	882
MasterCard Incorporated - Class A	13	4,448
McKesson Corporation	6	873
Media Group Holdings LLC (a) (d) (e) (f)	3,345	—
Merck & Co., Inc.	7	562
Mettler-Toledo International Inc. (a)	1	783
Microchip Technology Incorporated	4	430
Microsoft Corporation	66	13,935
Mid-America Apartment Communities, Inc.	5	577
Middleby Corp. (a)	3	304
Mohawk Industries Inc. (a)	3	317
MongoDB, Inc. - Class A (a)	2	461
Morgan Stanley	58	2,801
Murphy USA Inc. (a)	3	424
National Vision Holdings, Inc. (a)	8	296
Netflix, Inc. (a)	9	4,354
New York Times Co. - Class A	11	462
Newell Brands Inc.	24	407
Nexstar Media Group, Inc. - Class A	6	525
NextEra Energy, Inc. (b)	17	4,473
NIKE, Inc. - Class B	8	981
Nordson Corp.	2	404

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Nordstrom Inc. (c)	13	160
Norfolk Southern Corporation	19	4,118
Northern Trust Corp.	6	481
NVIDIA Corporation (b)	7	3,978
Old Dominion Freight Line Inc.	3	632
O'Reilly Automotive, Inc. (a)	7	3,297
Otis Worldwide Corporation	3	212
OUTFRONT Media Inc.	12	179
Packaging Corporation of America	6	609
Paylocity Holding Corporation (a)	2	342
Paypal Holdings, Inc. (a)	18	3,548
Pfizer Inc.	26	961
Philip Morris International Inc.	9	647
Phillips 66	9	454
Pioneer Natural Resources Co.	12	1,059
Post Holdings, Inc. (a)	7	584
Procter & Gamble Co. (b)	8	1,099
Progressive Corp.	10	911
ProLogis Inc.	27	2,683
Public Storage	3	703
Qiagen N.V. (a)	2	117
Qualcomm Incorporated (b)	13	1,510
Ralph Lauren Corp. - Class A	4	290
Rayonier Inc.	19	495
Raytheon BBN Technologies Corp.	11	635
Regeneron Pharmaceuticals, Inc. (a)	2	1,532
RingCentral, Inc. - Class A (a)	1	290
Rocket Companies, Inc. - Class A (a) (c)	15	294
Royalty Pharma PLC - Class A	10	439
S&P Global Inc.	2	709
Salesforce.Com, Inc. (a)	11	2,850
ServiceNow, Inc. (a)	2	807
Sherwin-Williams Co.	2	1,083
Snowflake Inc. - Class A (a) (c)	1	251
SolarEdge Technologies Ltd. (a)	3	759
Southwest Airlines Co.	7	266
Splunk Inc. (a)	4	759
Spotify Technology S.A. (a)	2	479
Stanley Black & Decker, Inc.	17	2,825
State Street Corporation	17	1,022
Synopsys Inc. (a)	3	683
Sysco Corp.	5	291
T. Rowe Price Group, Inc.	4	485
Take-Two Interactive Software Inc. (a)	3	564
Tapstone Energy, LLC (a) (d)	1	3
Teladoc Health, Inc. (a) (c)	2	433
Tesla Inc. (a)	16	6,893
Texas Instruments Incorporated	19	2,806
The Blackstone Group Inc.	9	455
The Charles Schwab Corporation (b)	40	1,435
The Coca-Cola Company	53	2,608
The Hartford Financial Services Group, Inc.	12	433
The Home Depot, Inc. (b)	7	2,035
The PNC Financial Services Group, Inc. (b)	12	1,330
The Trade Desk, Inc. - Class A (a)	2	958
The Travelers Companies, Inc.	9	1,011
The Williams Companies, Inc.	22	440
Thermo Fisher Scientific Inc.	6	2,996
Thor Industries Inc.	5	450
T-Mobile USA, Inc. (a)	5	519
Toll Brothers Inc.	9	424
Tractor Supply Co.	7	1,021
Trane Technologies Public Limited Company	27	3,221
Truist Financial Corporation	44	1,650
U.S. Bancorp	16	588
Uber Technologies, Inc. (a)	31	1,148
Union Pacific Corporation	3	564
UnitedHealth Group Incorporated (b)	22	6,815
Verizon Communications Inc. (b)	23	1,386
Vertex Pharmaceuticals Incorporated (a)	4	1,149
ViacomCBS Inc. - Class B	14	390
Visa Inc. - Class A	—	27
Walgreens Boots Alliance, Inc.	12	435
Waste Connections, Inc.	6	615
Wells Fargo & Company	42	991
Westrock Company, Inc.	14	473
Weyerhaeuser Company	16	468
Xcel Energy Inc.	21	1,409
Yum China Holdings, Inc.	10	513
Yum! Brands, Inc.	12	1,131
Zebra Technologies Corp. - Class A (a)	2	566
Zillow Group, Inc. - Class C (a)	13	1,313
Zimmer Biomet Holdings, Inc.	19	2,544
Zscaler, Inc. (a)	4	545
		284,690
China 3.9%
51job Inc. - ADR (a)	10	761
Alibaba Group Holding Limited - ADS (a)	56	16,388
BOE Technology Group Co., Ltd. - Class A	881	640
China Evergrande New Energy Vehicle Group Limited (a) (c)	21	54
China Lesso Group Holdings Limited	446	809
China Mobile Ltd.	100	643
China Pacific Insurance (Group) Co., Ltd. - Class H	143	408
CNOOC Limited	1,344	1,299
Foshan Haitian Flavoring & Food Co., Ltd - Class A	20	477
Haidilao International Holding Ltd. (c)	91	660
Hangzhou Tigermed Consulting Co., Ltd (a)	28	407
Huazhu Group Limited (a)	10	435
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	75	429
JD.com, Inc. - Class A - ADR (a)	18	1,399
Jiangsu Hengrui Medicine Co., Ltd. - Class A	64	848
Kingdee International Software Group Co. Ltd.	321	838
Kweichow Moutai Co., Ltd. - Class A	3	788
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	54	461
Meituan Dianping (a)	70	2,209
NetEase, Inc. - ADR	2	851
New Oriental Education & Technology Group - ADR (a)	4	577
Ping An Bank Co., Ltd. - Class A	478	1,071
Ping An Insurance (Group) Co of China Ltd - Class H	528	5,470
Shanghai Liangxin Electrical Co., Ltd. - Class A	108	425
Shenzhou International Group Holdings Limited	30	511
Silergy Corp.	8	475
Suofeiya Home Collection Company, Limited	209	814
Tencent Holdings Limited	171	11,516
Wuxi Biologics Cayman Inc (a)	53	1,303
Zhejiang Chint Electrics Co.,Ltd - Class A	101	451
		53,417
United Kingdom 3.5%
3i Group plc	10	125
Admiral Group PLC	3	86
Anglo American PLC	14	331
Antofagasta PLC	3	45
Ashtead Group Public Limited Company	5	163
ASOS Plc (a)	1	46
Associated British Foods PLC	4	86
AstraZeneca PLC	13	1,400
Auto Trader Group PLC	10	70
AVEVA Group plc	1	39
Aviva PLC	72	265
Babcock International Group PLC	5	16
BAE Systems PLC	32	200
Barclays PLC	163	205
Barratt Developments P L C	10	62
BP P.L.C.	769	2,234
British American Tobacco P.L.C.	22	803
BT Group Plc	88	111
Bunzl Public Limited Company	3	108
Burberry Group PLC	4	82
Carnival Plc	2	24
Centrica PLC	58	30
Coca-Cola European Partners PLC	2	81
Coca-Cola HBC AG	2	50
Compass Group PLC	18	268
Convatec Group PLC	16	37
Croda International Public Limited Company	1	106

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
DCC Public Limited Company	1	78
Derwent London PLC	1	37
Diageo PLC	135	4,634
Direct Line Insurance Limited	14	48
DS Smith PLC	14	52
easyJet PLC	3	21
Evraz PLC	5	24
Experian PLC	9	346
Ferguson PLC	20	1,976
Fiat Chrysler Automobiles N.V. (a)	11	134
Fresnillo PLC	2	28
G4S PLC	15	40
GlaxoSmithKline PLC	165	3,087
GVC Holdings PLC	6	72
Halma Public Limited Company	4	114
Hargreaves Lansdown PLC	3	56
Hikma Pharmaceuticals Public Limited Company	2	54
Hiscox Ltd. (a)	4	41
HSBC Holdings PLC	202	785
IHS Markit Ltd.	7	559
Imperial Brands PLC	9	167
Informa Switzerland Limited	15	73
InterContinental Hotels Group PLC	30	1,578
Intertek Group Plc	2	131
ITV Plc	36	31
J Sainsbury PLC	17	42
JD Sports Fashion Plc	4	46
Johnson Matthey PLC	2	60
Kingfisher Plc	21	81
Land Securities Group PLC	8	51
Legal & General Group PLC	689	1,665
Linde Public Limited Company	6	1,516
Linde Public Limited Company	10	2,339
Lloyds Banking Group PLC (a)	702	238
London Stock Exchange Group PLC	18	2,075
M&G PLC	26	53
Marks & Spencer Group Plc	19	24
Mediclinic International PLC	5	18
Meggitt PLC	8	25
Melrose Holdings Limited	49	72
Micro Focus International PLC	4	11
Mondi plc	5	102
National Grid PLC	38	431
Next PLC	1	102
Ocado Group PLC (a)	6	214
Pearson PLC	8	55
Persimmon Public Limited Company	58	1,850
Phoenix Group Holdings PLC	8	73
Reckitt Benckiser Group PLC	19	1,808
Relx PLC	82	1,824
Relx PLC	20	435
Rentokil Initial PLC (a)	18	127
Rightmove PLC	9	72
Rio Tinto PLC	33	2,000
Rolls-Royce Holdings plc (a) (c)	19	32
Royal Mail PLC	10	31
RSA Insurance Group PLC	10	60
Schroders PLC	1	44
Schroders PLC	—	11
SEGRO Public Limited Company	12	143
Severn Trent PLC	2	76
Smith & Nephew PLC	9	174
Smiths Group PLC	4	69
Spirax-Sarco Engineering PLC	1	105
SSE PLC	10	163
St. James's Place PLC	5	64
Standard Chartered PLC	27	122
Standard Life Aberdeen PLC	23	68
Tate & Lyle Public Limited Company	5	40
Taylor Wimpey PLC	841	1,175
TechnipFMC PLC	4	27
Tesco PLC	97	266
The Berkeley Group Holdings PLC	1	70
The British Land Company Public Limited Company	9	41
The Royal Bank of Scotland Group Public Limited Company	46	63
The Sage Group PLC.	11	104
Travis Perkins PLC	2	35
TUI AG (f)	4	16
Unilever N.V.	67	4,035
Unilever PLC	11	702
United Utilities Group PLC	7	75
Vodafone Group Public Limited Company	262	348
Weir Group PLC(The)	3	42
Whitbread PLC	2	55
Wizz Air Holdings PLC (a)	13	528
WM Morrison Supermarkets P L C	24	52
WPP 2012 Limited	12	97
		47,581
Japan 3.4%
ABC-Mart Inc.	—	21
Acom Co. Ltd.	4	19
Advance Residence Investment Corp.	—	44
Advantest Corporation (c)	2	97
AEON Co. Ltd.	9	231
AEON Financial Service Co. Ltd.	1	9
AEON Mall Co. Ltd.	1	15
Air Water Inc.	2	28
Aisin Seiki Co. Ltd.	2	54
Ajinomoto Co. Inc.	5	113
Alfresa Holdings Corp.	2	44
All Nippon Airways Co. Ltd. (a)	1	28
ALPS Alpine Co. Ltd.	2	28
Amada Co. Ltd.	4	35
Aozora Bank, Ltd.	1	20
Asahi Breweries Ltd. (c)	4	153
Asahi Glass Co. Ltd.	2	62
Asahi Intecc Co., Ltd.	2	69
Asahi Kasei Corp.	14	122
Asics Corp.	2	27
Astellas Pharma Inc.	18	271
Bandai Namco Holdings Inc.	2	154
Bank of Kyoto Ltd.	1	39
Benesse Holdings Inc.	1	21
Bridgestone Corp.	6	192
Brother Industries Ltd.	3	41
Calbee,Inc.	1	36
Canon Inc.	10	174
Canon Marketing Japan Inc.	1	10
Casio Computer Co. Ltd.	2	39
Central Japan Railway Co.	2	286
China Bank Ltd.	8	42
Chubu Electric Power Co. Inc.	7	86
Chugai Pharmaceutical Co. Ltd.	6	278
Chugoku Electric Power Co. Inc.	3	39
Coca-Cola Bottlers Japan Holdings Inc.	2	25
Concordia Financial Group, Ltd. (c)	12	42
COSMOS Pharmaceutical Corporation	—	35
Credit Saison Co. Ltd.	1	15
CyberAgent Inc.	1	62
Dai Nippon Printing Co. Ltd.	3	57
Daicel Corp.	3	22
Daifuke Co. Ltd.	1	121
Dai-ichi Life Holdings, Inc.	12	170
Daiichi Sankyo Company, Ltd	18	543
Daikin Industries Ltd.	3	515
Dainippon Sumitomo Pharma Co. Ltd.	2	24
Daito Trust Construction Co. Ltd.	1	53
Daiwa House Industry Co. Ltd.	7	169
Daiwa House REIT Investment Corporation	—	49
Daiwa Securities Group Inc. (c)	15	62
Dena Co., Ltd.	1	17
Denso Corp.	5	228
Dentsu Inc.	3	77
DIC Corp.	1	25
Disco Corp. (c)	—	73
East Japan Railway Co.	4	221
Eisai Co. Ltd.	3	264
Electric Power Development Co., Ltd. (c)	—	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Ezaki Glico Co.,Ltd.	1	27
Fanuc Ltd.	2	347
Fast Retailing Co. Ltd.	1	377
Fuji Electric Holdings Co. Ltd.	2	51
Fuji Media Holdings, Inc.	—	3
FUJIFILM Holdings Corp.	4	197
Fujitsu Ltd.	2	246
Fukuoka Financial Group, Inc.	2	32
GLP J-REIT	—	60
GMO Payment Gateway, Inc.	—	43
Hakuhodo DY Holdings Incorporated	3	40
Hamamatsu Photonics KK	2	76
Hankyu Hanshin Holdings Inc.	3	80
Harmonic Drive Systems Inc.	—	26
Haseko Corp.	2	30
Hikari Tsushin Inc.	—	48
Hino Motors Ltd.	3	19
Hirose Electric Co. Ltd.	—	39
Hisamitsu Pharmaceutical Co. Inc.	1	46
Hitachi Capital Corporation	—	5
Hitachi Construction Machinery Co. Ltd.	1	43
Hitachi Ltd. (c)	9	322
Hitachi Metals Ltd.	2	31
Honda Motor Co. Ltd.	17	398
Hoshizaki Corporation	1	48
Hoya Corp.	4	418
Hulic Co. Ltd.	5	47
IBIDEN Co., Ltd.	1	41
Idemitsu Kosan Co., Ltd. (c)	2	49
IHI Corp.	2	21
Iida Group Holdings Co., Ltd.	2	34
Inpex Corporation	10	53
Isetan Mitsukoshi Holdings Ltd.	4	19
Isuzu Motors Ltd.	6	54
ITOCHU Corp. (c)	14	353
ITOCHU Techno-Solutions Corporation	1	38
IZUMI Co., Ltd.	1	22
J.Front Retailing Co., Ltd.	3	19
Japan Airlines Co., Ltd	1	22
Japan Airport Terminal Co. Ltd.	1	31
Japan Exchange Group Inc.	5	145
Japan Post Holdings Co., Ltd.	15	101
Japan Prime Realty Investment Corp.	—	34
Japan Real Estate Investment Corp.	—	72
Japan Retail Fund Investment Corp.	—	40
Japan Tobacco Inc.	11	199
JFE Holdings Inc.	6	39
JGC Holding Corporation	3	27
JS Group Corp.	3	56
JSR Corp.	2	50
JTEKT Corp.	2	18
JXTG Holdings, Inc.	32	114
Kajima Corp.	5	59
Kakaku.com Inc.	1	34
Kamigumi Co. Ltd.	1	22
Kaneka Corp.	1	20
Kansai Electric Power Co. Inc.	8	78
Kansai Paint Co. Ltd.	3	62
Kao Corp.	5	352
Kawasaki Heavy Industries Ltd.	2	22
KDDI Corp. (c)	16	401
Keihan Holdings Co. Ltd.	1	41
Keikyu Corp.	3	40
Keio Corp.	1	68
Keisei Electric Railway Co. Ltd.	2	45
Kewpie Corporation	1	23
Keyence Corp.	6	2,935
Kikkoman Corp.	2	111
Kinden Corp.	1	23
Kintetsu Corp.	2	77
Kirin Holdings Co. Ltd.	9	163
Kobayashi Pharmaceutical Co. Ltd.	1	48
Kobe Bussan Co., Ltd.	1	28
Koito Manufacturing Co. Ltd.	1	66
Komatsu Ltd. (c)	10	213
Konami Corp. (c)	1	48
Konica Minolta Holdings Inc. (c)	5	13
Kose Corp.	—	37
K's Holdings Corporation	2	27
Kubota Corp.	11	202
Kuraray Co. Ltd.	3	32
Kurita Water Industries Ltd.	1	33
Kyocera Corp.	4	200
Kyowa Kirin Co., Ltd.	3	74
Kyushu Electric Power Co. Inc. (c)	5	42
Kyushu Financial Group, Inc.	5	22
Kyushu Railway Company	1	30
Lawson Inc.	1	24
Line Corporation (a)	1	25
Lion Corp.	3	60
M3, Inc.	4	254
Mabuchi Motor Co. Ltd.	1	23
Makita Corp. (c)	3	139
Marubeni Corp.	16	91
Marui Group Co. Ltd. (c)	2	42
Maruichi Steel Tube Ltd.	1	20
Matsui Securities Co.,Ltd.	1	11
Matsumotokiyoshi Holdings Co., Ltd.	1	33
Mazda Motor Corp.	5	32
McDonald's Holdings Co. Japan Ltd.	—	19
Mebuki Financial Group, Inc.	10	22
Medipal Holdings Corp.	2	42
Meiji Holdings Co., Ltd.	1	107
Mercari, Inc. (a)	1	46
Minebea Mitsumi Inc.	4	82
MISUMI Group Inc.	3	84
Mitsubishi Chemical Holdings Corporation (c)	13	75
Mitsubishi Corp. (c)	14	330
Mitsubishi Electric Corp.	21	284
Mitsubishi Estate Co. Ltd.	14	208
Mitsubishi Gas Chemical Co. Inc.	2	35
Mitsubishi Heavy Industries Ltd.	3	71
Mitsubishi Logistics Corporation.	1	26
Mitsubishi Materials Corp.	1	24
Mitsubishi Motors Corp. (c)	7	15
Mitsubishi UFJ Financial Group Inc. (c)	126	498
Mitsubishi UFJ Lease & Finance Co. Ltd.	5	25
Mitsui & Co. Ltd.	16	275
Mitsui Chemicals Inc.	2	43
Mitsui Fudosan Co. Ltd.	10	170
Mitsui OSK Lines Ltd.	1	22
Mizuho Financial Group Inc. (c)	25	310
MonotaRO Co., Ltd.	1	55
MS&AD Insurance Group Holdings, Inc. (c)	5	134
Murata Manufacturing Co. Ltd.	6	407
Nabtesco Corp.	1	47
Nagoya Railroad Co. Ltd.	2	52
Nankai Electric Railway Co., Ltd.	1	24
NEC Corp.	3	146
NEC Electronics Corp. (a)	10	75
NEXON Co.,Ltd.	5	112
NGK Insulators Ltd.	3	40
NGK Spark Plug Co. Ltd.	2	31
Nidec Corp.	5	505
Nihon M & A Center Inc. (c)	1	80
Nikon Corp. (c)	4	25
Nintendo Co. Ltd.	1	624
Nippon Building Fund Inc.	—	79
Nippon Express Co. Ltd.	1	47
Nippon Meat Packers Inc.	1	45
Nippon Paint Co. Ltd.	2	206
Nippon Shinyaku Co., Ltd.	1	41
Nippon Shokubai Co., Ltd.	—	16
Nippon Steel Corporation	10	90
Nippon Telegraph & Telephone Corp.	22	440
Nippon Television Holdings Inc.	1	5
Nippon Yusen KK	2	28
Nissan Chemical Industries Ltd.	2	80
Nissan Motor Co., Ltd.	24	84
Nisshin Seifun Group Inc.	3	40

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Nissin Foods Holdings Co. Ltd.	1	75
Nitori Co. Ltd.	1	166
Nitto Denko Corp.	2	104
NOK Corporation	1	12
Nomura Holdings Inc.	30	135
Nomura Real Estate Holdings, Inc.	1	27
Nomura Real Estate Master Fund. Inc.	—	60
Nomura Research Institute Ltd.	4	115
NSK Ltd.	5	37
NTT Data Corp. (c)	6	83
NTT DoCoMo Inc.	10	387
Obayashi Corp.	7	65
Obic Co. Ltd.	1	123
Odakyu Electric Railway Co. Ltd.	4	88
OJI Holdings Corp. (c)	10	46
Olympus Corp.	13	262
Omron Corp.	2	164
Ono Pharmaceutical Co. Ltd.	5	158
Oracle Corp. Japan	—	43
Orient Corporation	6	6
Oriental Land Co. Ltd.	2	308
ORIX Corp.	13	160
Orix J-REIT Inc.	—	44
Osaka Gas Co. Ltd.	4	82
Otsuka Corp.	1	56
Otsuka Holdings Co., Ltd.	5	229
Pan Pacific International Holdings Corporation	6	140
Panasonic Corp. (c)	23	196
Park24 Co. Ltd.	1	16
PeptiDream Inc. (a)	1	42
Persol Holdings Co., Ltd.	2	33
Pigeon Corp.	1	54
Pola Orbis Holdings Inc.	1	15
Prologis	—	81
Rakuten Inc.	8	88
Recruit Holdings Co., Ltd.	17	662
Resona Holdings Inc. (c)	22	75
Ricoh Co. Ltd. (c)	7	46
Rinnai Corp.	—	39
Rohm Co. Ltd.	1	62
Ryohin Keikaku Co. Ltd.	3	45
Santen Pharmaceutical Co. Ltd.	4	80
SBI Holdings Inc.	2	60
SCSK Corporation	1	28
Secom Co. Ltd.	2	183
Sega Sammy Holdings Inc.	2	22
Seibu Holdings Inc.	3	30
Seiko Epson Corp. (c)	3	36
Sekisui Chemical Co. Ltd.	5	74
Sekisui House Ltd.	6	111
Seria Co., Ltd.	—	17
Seven & I Holdings Co., Ltd.	8	244
Seven Bank, Ltd. (c)	7	18
SG Holdings Co., Ltd.	3	130
Sharp Corp.	2	26
Shikoku Electric Power Company, Incorporated	2	15
Shimadzu Corp.	3	85
Shimamura Co. Ltd.	—	19
Shimano Inc.	1	157
Shimizu Corp.	7	53
Shin-Etsu Chemical Co. Ltd.	4	509
Shinsei Bank Ltd.	1	17
Shionogi & Co. Ltd. (c)	3	155
Shiseido Co. Ltd.	4	224
Shizuoka Bank Ltd. (c)	6	39
Showa Denko KK	1	24
SMC Corp.	3	1,886
Softbank Corp.	15	173
SoftBank Group Corp.	16	1,007
Sohgo Security Services Co. Ltd.	1	43
Sojitz Corp. (c)	2	3
Sompo Holdings, Inc.	4	138
Sony Corp.	42	3,185
Square Enix Holdings Co. Ltd.	1	53
Stanley Electric Co. Ltd.	2	49
Subaru Corp. NPV	6	124
SUMCO Corporation	2	34
Sumitomo Chemical Co. Ltd. (c)	16	55
Sumitomo Corp. (c)	12	141
Sumitomo Electric Industries Ltd.	8	88
Sumitomo Heavy Industries Ltd.	1	28
Sumitomo Metal Mining Co. Ltd.	3	80
Sumitomo Mitsui Financial Group Inc. (c)	13	372
Sumitomo Mitsui Trust Holdings Inc.	4	96
Sumitomo Realty & Development Co. Ltd.	5	142
Sumitomo Rubber Industries Inc.	2	17
Sundrug Co. Ltd.	1	26
Suntory Beverage & Food Limited	1	49
Suzuken Co. Ltd.	1	27
Suzuki Motor Corp.	5	205
Sysmex Corp.	2	153
T&D Holdings Inc.	6	58
Taiheiyo Cement Corp.	1	33
Taisei Corp.	2	71
Taisho Pharmaceutical Holdings Company Ltd.	1	39
Taiyo Nippon Sanso Corp.	2	34
Takeda Pharmaceutical Co. Ltd.	15	553
TDK Corp.	1	131
Teijin Ltd.	2	28
Terumo Corp.	7	283
The Chugoku Bank, Limited	2	19
The Hachijuni Bank, Ltd.	5	19
The Iyo Bank, Ltd.	3	21
THK Co. Ltd.	1	33
TIS Inc.	2	49
Tobu Railway Co. Ltd.	2	62
Toho Co. Ltd.	1	54
Toho Gas Co. Ltd.	1	50
Tohoku Electric Power Co. Inc.	5	50
Tokio Marine Holdings Inc. (c)	7	319
Tokyo Broadcasting System Holdings,Inc.	—	5
Tokyo Century Corp.	1	27
Tokyo Electric Power Co. Holdings Inc. (a) (c)	8	22
Tokyo Electron Ltd.	2	391
Tokyo Gas Co. Ltd.	4	87
Tokyo Tatemono Co. Ltd.	2	29
Tokyu Corp.	6	74
Tokyu Fudosan Holdings Corporation (c)	6	26
Toppan Printing Co. Ltd.	3	48
Toray Industries Inc.	16	74
Toshiba Corp.	4	107
Tosoh Corp.	3	52
TOTO Ltd. (c)	2	74
Toyo Seikan Group Holdings Ltd.	2	16
Toyo Suisan Kaisha Ltd.	1	53
Toyoda Gosei Co. Ltd.	1	18
Toyota Boshoku Corporation	1	14
Toyota Industries Corp.	2	126
Toyota Motor Corp. (c)	47	3,132
Toyota Tsusho Corp.	3	70
Trend Micro Inc.	1	73
Tsumura & Co.	1	19
TSURUHA Holdings ,Inc.	—	42
Ube Industries Ltd.	1	17
Unicharm Corp.	4	197
United Urban Investment Corp.	—	35
USS Co. Ltd.	2	41
Welcia Holdings Co.,Ltd.	1	39
West Japan Railway Co.	2	89
Workman Co., Ltd.	—	18
Yahoo! Japan Corp.	26	173
Yakult Honsha Co. Ltd.	2	89
Yamada Denki Co. Ltd.	7	34
Yamaha Corp.	2	81
Yamaha Motor Co. Ltd.	3	45
Yamato Holdings Co. Ltd.	4	95
Yamazaki Baking Co. Ltd.	2	28
Yaskawa Electric Corp.	3	102
Yokogawa Electric Corp.	2	38
Yokohama Rubber Co. Ltd.	1	18

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
ZOZO, Inc.	1	25
		46,172
Switzerland 2.3%
ABB Ltd.	19	474
Adecco Group AG	2	85
Alcon AG (a)	5	271
Baloise Holding AG	—	71
Barry Callebaut AG	—	13
Compagnie Financiere Richemont SA	5	341
Credit Suisse Group AG	23	228
EMS-Chemie Holding AG	—	63
Garmin Ltd.	8	718
Geberit AG	—	214
Givaudan SA	—	336
Glencore PLC	109	226
Julius Bar Gruppe AG	2	94
Kühne + Nagel International AG	1	97
LafargeHolcim Ltd.	49	2,234
Lindt & Spruengli AG	—	89
Lonza Group AG	3	2,086
Nestle SA	83	9,825
Novartis AG	24	2,090
Partners Group Holding AG	—	168
Roche Holding AG	15	4,971
Roche Holding AG	—	93
Schindler Holding AG	—	52
SGS SA	1	1,793
Sika AG	1	340
Sonova Holding AG	1	137
STMicroelectronics NV	6	197
Straumann Holding AG	—	113
Swatch Group AG	—	67
Swatch Group AG - Class N	1	26
Swiss Life Holding AG	—	126
Swiss Re AG	3	215
Swisscom AG	—	131
Temenos Group AG	1	88
UBS Group AG	37	417
Vifor Pharma Management AG	—	58
Zurich Insurance Group AG	6	2,093
		30,640
France 2.1%
Adevinta ASA (a)	2	40
Aeroports de Paris	—	26
Alstom (a)	22	1,072
Amundi (a)	1	42
Arkema	1	69
AtoS SE (a)	1	77
AXA SA	21	385
Biomerieux SA	—	63
BNP Paribas SA	25	908
Bollore SA	9	33
Bouygues SA	2	76
Bureau Veritas (a)	2	53
Capgemini SA	14	1,812
Carrefour SA	6	91
Casino Guichard Perrachon SA (a) (c)	1	13
Cie de Saint-Gobain (a)	5	224
Cie Generale d'Optique Essilor International SA	3	395
Compagnie Generale des Etablissements Michelin	2	188
Covivio	—	33
Credit Agricole SA	12	108
Danone	7	432
Dassault Aviation SA (a)	—	20
Dassault Systemes SA	1	250
EDENRED	2	111
Eiffage (a)	1	67
Electricite de France	4	42
Engie (a)	17	232
Eurofins Scientific SE (a)	—	93
Faurecia (a)	1	32
Gecina SA	1	70
Getlink S.E. (a)	4	59
Hermes International SCA	—	293
Icade SA	—	2
Iliad SA	—	28
IPSEN	—	38
JC Decaux SA (a)	1	13
Kering SA	1	483
Klepierre (c)	2	29
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	5	730
Legrand SA	3	206
L'Oreal SA	2	763
LVMH Moet Hennessy Louis Vuitton SE	12	5,694
Orange SA	20	207
Pernod-Ricard SA	2	314
Peugeot SA (a)	6	116
Publicis Groupe SA	2	72
Safran (a)	18	1,776
Sanofi SA	11	1,120
Sartorius Stedim Biotech	—	82
Schneider Electric SE (a)	42	5,251
SEB SA	—	40
Societe Generale SA (a)	8	102
Sodexo SA	1	61
SUEZ	4	73
Teleperformance	1	177
Thales SA	1	77
Total SA	25	840
Ubisoft Entertainment (a)	1	71
Valeo	2	73
Veolia Environnement	5	111
VINCI	19	1,599
Vivendi SA	8	235
Worldline (a)	1	104
		27,896
Germany 1.8%
1&1 Drillisch AG	—	10
Adidas AG (a)	7	2,349
Allianz SE	25	4,829
Aroundtown SA (a)	12	60
BASF SE	9	545
Bayer AG	10	591
Bayerische Motoren Werke AG	3	226
Beiersdorf AG	1	111
Brenntag AG	2	96
Continental AG	1	116
Covestro AG	2	82
Daimler AG	8	438
Delivery Hero SE (a)	19	2,235
Deutsche Bank Aktiengesellschaft (a)	20	169
Deutsche Boerse AG	2	325
Deutsche Lufthansa AG (a)	3	26
Deutsche Post AG	9	431
Deutsche Telekom AG	32	529
DW Property Invest GmbH	4	176
E.ON SE	22	242
Evonik Industries AG	1	29
Fraport AG Frankfurt Airport Services Worldwide (a)	—	15
Fresenius Medical Care AG & Co. KGaA	2	175
Fresenius SE & Co. KGaA	4	182
GEA Group AG	2	57
Hannover Rueck SE	1	93
HeidelbergCement AG	1	89
Henkel AG & Co. KGaA	1	94
Hochtief AG	—	17
Infineon Technologies AG	13	364
Kion Group AG	1	55
LANXESS Aktiengesellschaft	1	50
Merck KGaA	1	184
MTU Aero Engines AG	1	88
Muenchener Rueckversicherungs AG	1	362
Puma SE (a)	1	75
RTL Group SA (a)	—	14
RWE AG	25	923
SAP SE	28	4,338
Siemens AG	8	996
Siemens Energy AG (a)	4	106

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Symrise AG	1	174
Talanx Aktiengesellschaft	1	17
Telefonica Deutschland Holding AG	7	17
ThyssenKrupp AG (a)	4	20
Uniper SE	1	32
United Internet AG	1	43
Volkswagen AG	—	45
Vonovia SE	31	2,157
Zalando SE (a)	2	155
		24,552
Netherlands 1.4%
Adyen B.V. (a)	—	543
Aegon NV	14	36
Airbus SE (a)	22	1,598
Akzo Nobel N.V.	24	2,466
Altice N.V. (a)	2	11
argenx SE (a)	—	121
ASML Holding	17	6,293
CNH Industrial N.V. (a)	10	77
GrandVision (a)	1	15
HAL Trust	1	110
Heineken Holding N.V.	1	78
Heineken NV	2	205
ING Groep N.V. (a)	116	827
Koninklijke Ahold Delhaize N.V.	11	318
Koninklijke DSM N.V.	2	292
Koninklijke KPN N.V.	34	81
Koninklijke Philips N.V.	9	419
Koninklijke Vopak N.V.	—	23
NN Group N.V.	3	120
NXP Semiconductors N.V.	27	3,337
Prosus N.V. (a)	4	381
Randstad NV	1	64
Royal Dutch Shell PLC - Class A	40	499
Royal Dutch Shell PLC - Class B	37	450
Unibail-Rodamco SE	1	50
Wolters Kluwer NV	3	228
		18,642
Hong Kong 1.3%
AIA Group Limited	593	5,877
ASM Pacific Technology Ltd.	3	31
Bank of East Asia Ltd.	16	29
Budweiser Brewing Company APAC Limited	235	689
Cathay Pacific Airways Limited (c)	1	1
China Gas Holdings Ltd.	200	571
China Merchants Bank Co., Ltd. - Class H	296	1,409
China Oilfield Services Ltd. - Class H	816	571
China Vanke Co., Ltd. - Class H	145	448
Chow Tai Fook Jewellery Group Limited	22	29
CK Asset Holdings Limited	24	120
CK Hutchison Holdings Limited	26	157
CK Infrastructure Holdings Limited	5	26
CLP Holdings Ltd.	16	149
Dairy Farm International Holdings Ltd.	3	11
ESR Cayman Limited (a)	10	32
Galaxy Entertainment Group Ltd.	21	142
Hang Lung Group Ltd.	8	18
Hang Lung Properties Ltd.	18	46
Hang Seng Bank Ltd.	7	108
Henderson Land Development Co. Ltd.	10	37
HK Electric Investments Limited	23	24
HKT Trust	38	50
Hong Kong & China Gas Co. Ltd.	104	149
Hong Kong Exchanges & Clearing Ltd.	43	2,023
Hysan Development Co. Ltd.	5	15
Jardine Matheson Holdings Limited	3	99
Kerry Properties Ltd.	4	10
Kingsoft Corp Ltd	146	737
Kunlun Energy Co. Ltd.	498	329
Link Real Estate Investment Trust	20	168
Longfor Group Holdings Limited	80	453
MGM China Holdings Limited (c)	8	10
MTR Corp.	16	79
New World Development Company Limited	13	65
Pacific Century Premium Developments Limited (a)	5	1
PCCW Ltd.	43	26
Power Assets Holdings Ltd.	14	74
Sino Land Co.	30	35
SJM Holdings Limited	23	27
Sun Hung Kai Properties Ltd.	14	186
Sunny Optical Technology (Group) Company Limited	37	570
Swire Pacific Ltd. - Class A	4	19
Swire Properties Limited	11	28
Techtronic Industries Company Limited	84	1,119
Vitasoy International Holdings Ltd. (c)	134	524
WH Group Limited	93	77
Wharf Holdings Ltd.	15	30
Wharf Real Estate Investment Company Limited	17	70
		17,498
South Korea 1.3%
Hanon Systems	78	824
KB Financial Group Inc.	19	597
Kia Motors Corp.	13	506
Korea Electric Power Corp.	17	303
LG Chem Ltd.	1	692
LG Household & Health Care Ltd.	—	448
Mando	20	616
NCSoft Corp.	1	623
POSCO	5	830
Samsung Electronics Co. Ltd.	208	10,351
SK Hynix Inc.	15	1,081
S-Oil Corp.	8	335
		17,206
Taiwan 1.2%
Accton Technology Corporation	55	425
Advantech Co. Ltd.	64	646
Chailease Holding Company Limited	208	947
Feng Tay Enterprise Co. Ltd.	84	509
HIWIN Technologies Corp.	44	440
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	70	5,686
Taiwan Semiconductor Manufacturing Co. Ltd.	492	7,433
Wiwynn Corporation	18	411
		16,497
Australia 0.9%
Afterpay Limited (a)	2	133
AGL Energy Limited	6	60
Alumina Ltd. (c)	23	23
AMP Ltd.	34	32
Ampol Limited	2	43
APA Group	12	87
Aristocrat Leisure Ltd.	6	138
ASX Ltd.	2	110
Aurizon Holdings Limited	19	57
AusNet Services Holdings Pty Ltd	18	24
Australia & New Zealand Banking Group Ltd.	28	343
BHP Group PLC	126	2,681
BHP Group PLC (c)	29	736
BlueScope Steel Ltd.	5	45
Boral Ltd.	10	34
Brambles Limited	15	112
Challenger Financial Services Group Ltd.	6	16
Coca-Cola Amatil Ltd.	5	34
Cochlear Ltd.	1	92
Coles Group Limited	13	159
Commonwealth Bank of Australia	17	791
Computershare Ltd.	5	44
Crown Resorts Limited	2	11
CSL Ltd.	4	917
DEXUS Funds Management Limited	11	69
Domino's Pizza Enterprises Limited	1	35
Evolution Mining Limited	17	69
Fortescue Metals Group Ltd.	16	191
Goodman Funding Pty Ltd	16	210
GPT Group	19	53
Harvey Norman Holdings Ltd. (c)	7	22
Iluka Resources Limited	4	27

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Incitec Pivot Ltd.	20	29
Insurance Australia Group Ltd.	23	73
LendLease Corp. Ltd. (c)	7	55
Macquarie Group Limited	3	287
Magellan Financial Group Ltd	1	60
Medibank Private Limited	27	49
Mirvac Group	39	62
National Australia Bank Ltd.	32	412
Newcrest Mining Ltd.	8	179
Oil Search Ltd.	213	406
Orica Ltd.	4	45
Origin Energy Ltd.	17	54
Qantas Airways Ltd.	9	27
QBE Insurance Group Ltd.	15	93
Ramsay Health Care Ltd.	2	86
REA Group Ltd. (c)	1	40
Reece Limited	3	27
Rio Tinto Ltd.	4	246
Santos Ltd. (c)	18	62
Scentre Group Limited	52	82
SEEK Limited	3	49
Seven Group Holdings Limited (c)	1	17
Sonic Health Care Ltd.	5	111
South32 Limited	47	70
Stockland	24	66
Suncorp Group Ltd.	13	77
Sydney Airport Corporation Limited	13	55
Tabcorp Holdings Ltd.	22	52
Telstra Corp. Ltd.	41	83
TPG Telecom Limited (a)	4	20
Transurban Group	27	271
Treasury Wine Estates Limited	7	46
Vicinity Centres RE Ltd	39	38
Washington H Soul Pattinson & Co. Ltd. (c)	1	21
Wesfarmers Ltd.	11	362
Westpac Banking Corporation	35	428
Wisetech Global Limited	2	29
Woodside Petroleum Ltd. (c)	9	118
Woolworths Group Ltd.	12	323
WorleyParsons Ltd.	3	21
		12,029
India 0.9%
HDFC Bank Limited (a)	75	1,105
HDFC Bank Limited - ADR (a)	68	3,384
Housing Development Finance Corp.	79	1,868
IndusInd Bank Ltd. (a)	61	439
ITC Limited	341	794
Kotak Mahindra Bank Ltd. (a)	41	707
Maruti Suzuki India Ltd.	6	586
Petronet LNG Limited	281	842
Reliance Industries Ltd.	23	698
Tata Consultancy Services Limited	26	876
United Spirits Limited (a)	53	369
		11,668
Sweden 0.8%
Aktiebolaget Electrolux - Class B	3	59
Aktiebolaget Industrivarden (a)	2	43
Aktiebolaget Industrivarden - Class C (a)	1	14
Aktiebolaget SKF	—	3
Aktiebolaget SKF - Class B	83	1,713
Aktiebolaget Volvo (a)	2	46
Aktiebolaget Volvo - Class B (a)	69	1,335
Alfa Laval AB (a)	3	66
Assa Abloy AB - Class B	10	227
Atlas Copco Aktiebolag - Class A	45	2,169
Atlas Copco Aktiebolag - Class B	4	161
Axfood Aktiebolag	1	24
Boliden AB	3	81
Castellum AB	2	53
Elekta AB (publ) - Class B (c)	4	46
Epiroc Aktiebolag - Class A	6	90
Epiroc Aktiebolag - Class B	4	54
EQT AB (g)	2	41
Ericsson	1	7
Essity Aktiebolag (publ) (a)	—	9
Essity Aktiebolag (publ) - Class B (a)	6	200
Evolution Gaming Group AB (publ)	1	82
Fabege AB (c)	3	38
Fastighets Ab Balder (a)	1	48
Getinge AB - Class B	2	47
Hennes & Mauritz AB - Class B	8	132
Hexagon Aktiebolag - Class B (a)	3	210
Hexpol AB (a)	3	23
Holmen Aktiebolag	1	37
Husqvarna Aktiebolag (a)	—	3
Husqvarna Aktiebolag - Class B	4	45
ICA Gruppen Aktiebolag (c)	1	47
Intrum AB	1	16
Investmentaktiebolaget Latour	1	21
Investor AB - Class B	4	292
Investor Aktiebolag	1	84
Kinnevik AB (c)	2	98
L E Lundbergforetagen AB - Series B (a)	1	31
Lundin Petroleum AB (c)	2	38
NCC Aktiebolag	1	15
NIBE Industrier AB (a)	3	89
Nordea Bank ABP	32	241
Saab AB - Class B	1	24
Sandvik AB (a)	11	208
Securitas AB - Class B (a)	3	46
Skandinaviska Enskilda Banken AB - Class A (a)	16	143
Skanska AB - Class B	4	84
SSAB AB	6	20
SSAB AB - Class A (c)	1	3
Svenska Cellulosa Aktiebolaget SCA (a)	—	4
Svenska Cellulosa Aktiebolaget SCA - Class B (a)	6	87
Svenska Handelsbanken AB - Class A (a)	181	1,513
Swedbank AB - Class A (a)	9	142
Swedish Match AB	2	132
Swedish Orphan Biovitrum AB (Publ) (a)	2	46
Tele2 AB - Class B (c)	5	70
Telefonaktiebolaget LM Ericsson - Class B	26	283
Telia Co. AB (c)	24	98
Trelleborg AB (a)	2	43
		11,024
Denmark 0.7%
A P Moller - Maersk A/S - Class A	—	48
A P Moller - Maersk A/S - Class B	—	100
Ambu A/S (c)	2	46
Carlsberg A/S - Class B	10	1,363
Chr. Hansen Holding A/S	1	111
Coloplast A/S - Class B	1	183
Danske Bank A/S (a)	7	92
Demant A/S (a)	1	31
DSV Panalpina A/S	2	325
Genmab A/S (a)	1	230
GN Store Nord A/S	1	105
H Lundbeck A/S	1	19
Novo Nordisk A/S - Class B	75	5,211
Novozymes A/S - Class B	2	129
Orsted A/S	8	1,141
Pandora A/S	1	71
Rockwool International A/S	—	20
Rockwool International A/S	—	20
Tryg A/S	1	38
Vestas Wind Systems A/S	2	314
		9,597
Canada 0.6%
Alimentation Couche-Tard Inc.	52	1,801
Canadian National Railway Co.	20	2,089
Canadian Pacific Railway Limited	6	1,901
Canadian Pacific Railway Limited	4	1,123
The Toronto-Dominion Bank	35	1,607
		8,521
Spain 0.6%
Acciona,S.A. (c)	—	23
ACS, Actividades de Construccion y Servicios, S.A.	3	61
AENA, S.M.E., S.A. (a)	1	102

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Amadeus IT Group SA	4	247
Banco Bilbao Vizcaya Argentaria SA	65	181
Banco Santander, S.A.	162	303
Bankia SA	7	9
CaixaBank, S.A.	36	76
Cellnex Telecom, S.A.	24	1,455
Enagas SA	2	57
Endesa SA	3	84
Ferrovial, S.A.	5	119
Grifols, S.A. - Class A	3	83
Iberdrola, Sociedad Anonima (c)	315	3,863
Industria de Diseno Textil, S.A.	38	1,059
MAPFRE, S.A.	10	15
Naturgy Energy Group SA	3	69
Red Electrica Corporacion, S.A.	4	76
Repsol SA	14	96
Siemens Gamesa Renewable Energy, S.A.	2	60
Telefonica SA	49	170
		8,208
Russian Federation 0.4%
Joint Stock Company "Alrosa" (Public Stock Society)	472	448
Polymetal International PLC	3	59
Public Joint Stock Company "Severstal" - GDR (f)	46	590
Public Joint Stock Society "Magnitogorsk Iron And Steel Works"	1,213	602
Public Joint Stock Society "Moscow Exchange MICEX-RTS"	315	593
Public Joint Stock Society "Sberbank of Russia"	517	1,512
Public Joint Stock Society Oil Company "Lukoil" - ADR	16	945
X5 Retail Group N.V. - GDR (f)	15	546
		5,295
South Africa 0.3%
AngloGold Ashanti Ltd.	14	352
Bid Corporation	23	352
Bidvest Group Ltd.	78	644
Capitec Bank Holdings Ltd.	13	815
Clicks Group Ltd.	56	736
Mr Price Group	46	361
Naspers Ltd. - Class N	6	1,127
		4,387
Singapore 0.3%
Ascendas REIT	28	67
CapitaLand Commercial Trust	28	34
CapitaLand Ltd.	25	50
CapitaMall Trust	25	36
City Developments Ltd.	6	34
ComfortDelgro Corp. Ltd.	16	17
DBS Group Holdings Ltd.	17	255
Frasers Property Ltd.	4	3
Genting Singapore Limited	56	28
Great Eastern Holdings Limited	2	23
Jardine Cycle & Carriage Ltd.	1	7
Keppel Corporation Limited	14	47
Keppel REIT Management Limited	18	14
Mapletree Commercial Trust Management Ltd. (f)	21	31
Mapletree North Asia Commercial Trust Management Ltd.	20	14
Olam International Limited	6	6
Oversea-Chinese Banking Corporation Limited	39	240
SEA, Ltd. - ADR (a)	14	2,226
Singapore Airlines Ltd.	13	33
Singapore Airport Terminal Services Ltd. (c)	6	13
Singapore Exchange Ltd.	8	55
Singapore Press Holdings Ltd. (c)	15	11
Singapore Technologies Engineering Ltd.	15	39
Singapore Telecommunications Limited	69	107
Suntec Real Estate Investment Trust	2	2
United Overseas Bank Ltd.	15	208
UOL Group Ltd.	5	23
Venture Corp. Ltd.	3	35
Wilmar International Limited	28	92
		3,750
Finland 0.3%
Elisa Oyj	1	87
Fortum Oyj	4	87
Huhtamaki Oyj - Class I	1	47
Kesko Oyj	1	25
Kesko Oyj	3	69
Kone Corporation - Class B	26	2,315
Konecranes Abp	1	19
Neles Finland Oy	1	17
Neste Oyj	4	221
Nokia Oyj (a)	55	217
Nokian Renkaat Oyj	1	37
Orion Oyj - Class B	1	47
Sampo Oyj - Class A	5	199
Stora Enso Oyj - Class R	6	93
UPM-Kymmene Oyj	5	158
Wartsila Oyj	5	38
		3,676
Mexico 0.2%
America Movil SAB de CV - Class L	688	432
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	61	488
Grupo Aeroportuario del Sureste SAB de CV - Class B - ADR (a)	4	428
Grupo Financiero Banorte SAB de CV - Class O (a)	220	764
Grupo Mexico SAB de CV - Class B	211	536
Wal - Mart de Mexico, S.A.B. de C.V.	211	506
		3,154
Italy 0.2%
A2A SpA	8	12
Amplifon S.p.A (a)	1	30
Assicurazioni Generali SpA	12	173
Atlantia SpA (a)	5	79
Banca Mediolanum SpA	2	18
Banco BPM Societa' Per Azioni (a)	15	25
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	17
Davide Campari-Milano S.p.A.	4	45
DiaSorin S.p.A.	—	39
Enel SpA	75	654
ENI SpA	25	195
Exor Nederland N.V.	1	62
Ferrari N.V.	1	229
Finecobank Banca Fineco SPA (a)	6	84
Freni Brembo - S.P.A. O Anche Piu' Brevemente "Brembo S.P.A." (a)	1	14
Hera S.p.A.	8	29
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	3	36
Intesa Sanpaolo SpA (a) (c)	171	321
Leonardo S.p.A.	4	23
Mediaset S.p.A. (a) (c)	4	7
Mediobanca SpA	7	57
Moncler S.p.A. (a)	2	81
Nexi S.p.A. (a)	4	72
Pirelli & C. S.p.A. (a)	4	18
Poste Italiane - Societa' Per Azioni	5	40
Prysmian S.p.A.	3	77
Recordati Industria Chimica E Farmaceutica S.p.A.	1	51
Saipem S.p.A. (c)	6	10
Salvatore Ferragamo. S.p.A. (a)	1	10
Snam Rete Gas SpA	21	106
Telecom Italia SpA	23	9
Telecom Italia SpA	108	43
Terna – Rete Elettrica Nazionale S.p.A.	14	97
UniCredit S.p.A. (a)	21	170
UnipolSai Assicurazioni S.p.A.	6	14
		2,947
Indonesia 0.2%
PT. Bank Central Asia Tbk	1,394	2,543
Telekomunikasi Indonesia (Persero), PT TBK - Class B	2,186	377
		2,920

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Ireland 0.2%
CRH Plc	8	279
Flutter Entertainment Public Limited Company	1	208
James Hardie Industries Public Limited Company - CDI	4	103
Kerry Group Plc - Class A	2	196
Kingspan Group Plc	2	137
Medtronic Public Limited Company	6	672
Ryanair Holdings Plc - ADR (a)	11	935
Smurfit Kappa Funding Designated Activity Company	2	86
		2,616
Belgium 0.2%
Ackermans (a)	—	29
ageas SA/NV	2	76
Anheuser-Busch InBev	8	446
Colruyt SA	1	41
Elia Group	—	34
Galapagos (a) (c)	—	66
Groupe Bruxelles Lambert SA	1	106
KBC Groep NV	29	1,433
Proximus	2	28
Sofina	—	43
Solvay SA	1	62
Telenet Group Holding	—	2
UCB SA	1	140
Umicore	2	81
		2,587
Brazil 0.2%
Gerdau SA - ADR	113	418
Localiza Rent A Car S/A	53	531
Lojas Renner S/A.	104	735
Magazine Luiza S.A.	27	426
Raia Drogasil S.A.	109	456
		2,566
Peru 0.2%
Credicorp Ltd.	16	2,017
Poland 0.1%
"Dino Polska" Spolka Akcyjna (a)	10	589
Allegro.eu SA (a) (d)	4	42
CD Projekt SA (a)	9	968
		1,599
Austria 0.1%
Andritz AG	1	22
BAWAG Group AG (a)	1	25
Erste Group Bank AG	59	1,238
EVN AG	—	6
IMMOFINANZ AG (a)	1	15
OMV AG	1	39
Osterreichische Post Aktiengesellschaft (c)	—	10
Raiffeisen Bank International AG (a)	1	15
Strabag SE (a)	—	4
Telekom Austria Aktiengesellschaft	1	10
UNIQA Insurance Group AG	1	7
Verbund AG	1	37
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe (c)	—	8
Voestalpine AG	1	29
		1,465
Thailand 0.1%
Siam Cement PCL	44	445
Thai Oil Public Company Limited	491	496
		941
Norway 0.1%
Aker ASA	1	17
Aker ASA	—	10
DNB Bank ASA (a)	9	124
Equinor ASA	11	149
Gjensidige Forsikring ASA	2	38
Kongsberg Gruppen ASA	1	13
Leroy Seafood Group ASA	3	16
Mowi ASA (c)	4	80
Norsk Hydro ASA	8	22
Orkla ASA	8	82
SalMar ASA (a)	1	31
Schibsted ASA - Class A (a)	1	35
Schibsted ASA - Class B (a)	1	40
Storebrand ASA (a)	5	24
Subsea 7 S.A. (a)	2	17
Telenor ASA	6	108
TGS NOPEC Geophysical Company ASA	1	14
Yara International ASA	2	63
		883
Macau 0.0%
Sands China Ltd.	151	587
Wynn Macau, Limited (a)	15	24
		611
Israel 0.0%
Azrieli Group Ltd.	—	16
Bank Hapoalim BM	11	59
Bank Leumi Le-Israel BM	15	64
Bezeq Israeli Telecommunication Corp. Ltd. (a)	20	24
Elbit Systems Ltd.	—	23
Israel Chemicals Ltd.	7	24
Israel Discount Bank Ltd. - Class A	12	31
Mizrahi Tefahot Bank Ltd.	1	23
Nice Ltd. (a)	1	141
Teva Pharmaceutical Industries Ltd (a)	11	96
		501
Hungary 0.0%
OTP Bank Plc (a)	16	476
New Zealand 0.0%
a2 Milk Co. Ltd. (a)	7	75
Auckland International Airport Limited	12	58
Contact Energy Limited	7	32
Fisher & Paykel Healthcare Corp.	6	123
Fletcher Building Ltd.	6	15
Mercury NZ Limited	6	21
Meridian Energy Limited	12	41
Ryman Healthcare Ltd.	4	38
Spark New Zealand Ltd.	18	57
		460
Portugal 0.0%
Alphaquest Original Ltd	2	5
Banco Comercial Portugues S.A. (a)	38	4
EDP Renovaveis, S.A.	1	25
Energias de Portugal SA	28	136
Galp Energia, SGPS, S.A.	5	42
Jeronimo Martins, SGPS, S.A.	2	39
NOS, SGPS, SA.	2	9
		260
Luxembourg 0.0%
ArcelorMittal (a)	7	90
Millicom International Cellular SA - SDR	1	31
Tenaris SA	4	22
		143
Cambodia 0.0%
NagaCorp Ltd.	22	26
Total Common Stocks (cost $647,737)		689,118
CORPORATE BONDS AND NOTES 30.5%
United States of America 23.8%
ABB Treasury Center (USA), Inc.
4.00%, 06/15/21 (g)	581	595
Abbott Laboratories
4.90%, 11/30/46	252	355
AbbVie Inc.
2.15%, 11/19/21 (g)	300	305
3.20%, 11/21/29 (g)	550	605
4.50%, 05/14/35	172	209
4.05%, 11/21/39 (g)	334	383
4.45%, 05/14/46	422	501
4.25%, 11/21/49 (g)	407	481

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Acadia Healthcare Company, Inc.
5.63%, 02/15/23	145	146
Adient US LLC
9.00%, 04/15/25 (g)	345	382
7.00%, 05/15/26 (g)	535	573
AECOM
5.13%, 03/15/27	335	362
Aetna Inc.
4.13%, 11/15/42	182	205
3.88%, 08/15/47	244	271
AFLAC Incorporated
4.00%, 10/15/46	363	416
AIG Global Funding
0.80%, 07/07/23 (g)	383	385
Air Lease Corporation
3.25%, 03/01/25	986	998
2.88%, 01/15/26	200	196
Albertsons Companies, Inc.
5.75%, 03/15/25	192	198
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/30	348	439
1.88%, 02/01/33	200	196
Allied Universal Holdco LLC
6.63%, 07/15/26 (g)	155	165
Allison Transmission, Inc.
5.00%, 10/01/24 (g)	245	247
4.75%, 10/01/27 (g)	285	294
5.88%, 06/01/29 (g)	310	335
Ally Financial Inc.
5.75%, 11/20/25	915	1,028
Alphabet Inc.
1.90%, 08/15/40	265	254
2.25%, 08/15/60	110	103
Altria Group, Inc.
4.80%, 02/14/29	794	939
3.88%, 09/16/46	492	502
Amazon.com, Inc.
3.88%, 08/22/37	600	747
2.50%, 06/03/50	147	150
2.70%, 06/03/60	285	293
AMC Entertainment Holdings, Inc.
10.50%, 04/15/25 (c) (g)	200	150
AMC Networks, Inc.
5.00%, 04/01/24	220	225
Ameren Corporation
3.50%, 01/15/31	247	282
American Axle & Manufacturing, Inc.
6.25%, 04/01/25 (c)	960	950
6.25%, 03/15/26	265	257
6.50%, 04/01/27	285	276
American Express Company
3.38%, 05/17/21	561	570
American Honda Finance Corporation
0.88%, 07/07/23	357	360
American International Group, Inc.
3.30%, 03/01/21	195	197
3.88%, 01/15/35	296	340
American Tower Corporation
2.75%, 01/15/27	998	1,075
3.95%, 03/15/29	566	650
3.70%, 10/15/49	100	109
3.10%, 06/15/50	170	168
American Water Capital Corp.
3.45%, 05/01/50	218	244
AmeriGas Partners, L.P.
5.50%, 05/20/25	495	531
Ameriprise Financial, Inc.
3.00%, 03/22/22	770	799
Amgen Inc.
2.30%, 02/25/31	90	94
3.15%, 02/21/40	277	294
3.38%, 02/21/50	284	306
Anheuser-Busch InBev Worldwide Inc.
4.50%, 06/01/50	856	1,025
Antero Midstream Partners LP
5.38%, 09/15/24	480	410
Antero Resources Corporation
5.13%, 12/01/22	790	654
Anthem, Inc.
2.88%, 09/15/29	548	591
4.63%, 05/15/42	84	105
Apache Corporation
4.63%, 11/15/25	630	600
4.88%, 11/15/27	35	33
Apple Inc.
2.95%, 09/11/49	692	752
2.65%, 05/11/50	394	409
2.40%, 08/20/50	170	170
2.55%, 08/20/60	135	134
Aramark Services, Inc.
5.00%, 04/01/25 - 02/01/28 (c) (g)	540	545
Archrock Partners, L.P.
6.25%, 04/01/28 (g)	250	236
Arconic Corporation
6.00%, 05/15/25 (g)	310	331
6.13%, 02/15/28 (g)	250	257
Argos Holdings Inc.
7.13%, 03/15/23 (g)	675	681
Ashtead Capital, Inc.
4.00%, 05/01/28 (g)	405	418
AT&T Inc.
3.80%, 02/15/27	742	837
2.30%, 06/01/27	220	231
1.65%, 02/01/28	210	210
4.30%, 02/15/30	425	502
2.75%, 06/01/31	345	363
2.25%, 02/01/32	190	190
3.50%, 06/01/41	190	200
3.10%, 02/01/43	305	298
3.65%, 09/15/59 (g)	921	892
Atmos Energy Corporation
1.50%, 01/15/31	485	482
AutoZone, Inc.
3.70%, 04/15/22	300	312
Avantor Funding, Inc.
4.63%, 07/15/28 (g)	420	435
Avantor, Inc.
6.00%, 10/01/24 (g)	390	408
Aviation Capital Group LLC
5.50%, 12/15/24 (g)	120	124
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (c) (g)	665	599
B&G Foods, Inc.
5.25%, 04/01/25	130	133
Ball Corporation
4.88%, 03/15/26	75	84
Baltimore Gas and Electric Company
2.90%, 06/15/50	115	117
Bank of America Corporation
2.33%, 10/01/21	277	277
2.74%, 01/23/22	398	401
3.82%, 01/20/28 (h)	1,678	1,901
3.71%, 04/24/28	2,000	2,258
2.88%, 10/22/30	1,088	1,170
1.90%, 07/23/31	140	139
2.68%, 06/19/41	405	413
BAT Capital Corp.
3.22%, 09/06/26	270	290
3.46%, 09/06/29	194	206
4.91%, 04/02/30	430	505
Bausch Health Companies Inc.
6.13%, 04/15/25 (g)	790	809
5.50%, 11/01/25 (g)	1,205	1,236
9.25%, 04/01/26 (g)	1,740	1,914
8.50%, 01/31/27 (g)	300	330
BBVA USA
0.98%, (3M USD LIBOR + 0.73%), 06/11/21 (h)	578	578
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (g)	145	142

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Becton, Dickinson and Company
3.79%, 05/20/50	365	406
Berkshire Hathaway Energy Company
4.05%, 04/15/25 (g)	178	203
3.70%, 07/15/30 (g)	120	141
Berkshire Hathaway Finance Corporation
4.20%, 08/15/48	516	659
Berry Global Escrow Corporation
4.88%, 07/15/26 (g)	470	493
Biogen Inc.
3.15%, 05/01/50	219	216
Blue Racer Midstream, LLC
6.13%, 11/15/22 (g)	505	496
BMW US Capital, LLC
2.00%, 04/11/21 (g)	627	632
Boston Scientific Corporation
4.55%, 03/01/39	136	170
Boyd Gaming Corporation
6.38%, 04/01/26	180	187
4.75%, 12/01/27	160	157
BP Capital Markets America Inc.
3.54%, 04/06/27	1,000	1,120
3.00%, 02/24/50	258	246
2.77%, 11/10/50	120	110
Bristol-Myers Squibb Company
2.25%, 08/15/21	368	374
3.45%, 11/15/27	1,240	1,427
Broadcom Inc.
3.15%, 11/15/25	461	497
3.88%, 01/15/27	195	216
4.11%, 09/15/28	130	145
4.15%, 11/15/30	388	434
Brookfield Property REIT Inc.
5.75%, 05/15/26 (g)	95	75
Buckeye Partners, L.P.
4.13%, 03/01/25 (g)	796	760
4.13%, 12/01/27	255	242
Builders FirstSource, Inc.
6.75%, 06/01/27 (g)	130	139
Bunge Limited Finance Corp.
1.63%, 08/17/25	920	923
Burlington Northern Santa FE, LLC
4.95%, 09/15/41	73	97
3.05%, 02/15/51	640	696
Calpine Corporation
5.25%, 06/01/26 (g)	555	577
Cameron LNG, LLC
3.30%, 01/15/35 (g)	138	156
Campbell Soup Company
3.95%, 03/15/25	228	254
Capital One, National Association
2.95%, 07/23/21	620	632
Carrier Global Corporation
2.49%, 02/15/27 (g)	262	274
Caterpillar Financial Services Corporation
2.95%, 02/26/22	614	637
CCO Holdings, LLC
5.75%, 02/15/26 (g)	1,050	1,092
5.50%, 05/01/26 (g)	1,050	1,094
5.13%, 05/01/27 (g)	1,385	1,457
5.00%, 02/01/28 (g)	1,240	1,303
4.75%, 03/01/30 (g)	250	265
4.25%, 02/01/31 (g)	1,054	1,089
CDK Global, Inc.
4.88%, 06/01/27	280	294
CDW Finance Corporation
4.25%, 04/01/28	475	492
Cedar Fair, L.P.
5.25%, 07/15/29	185	176
Centene Corporation
4.25%, 12/15/27	385	403
4.63%, 12/15/29	1,025	1,104
3.00%, 10/15/30	212	216
Centene Escrow I Corporation
5.38%, 06/01/26 (g)	695	733
CenturyLink, Inc.
7.50%, 04/01/24	520	582
5.63%, 04/01/25	420	449
5.13%, 12/15/26 (g)	720	737
CF Industries, Inc.
5.15%, 03/15/34	70	83
Charter Communications Operating, LLC
3.75%, 02/15/28	225	248
4.80%, 03/01/50	754	862
3.70%, 04/01/51	280	277
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	240	245
4.50%, 10/01/29	410	420
Cheniere Energy, Inc.
4.63%, 10/15/28 (g) (i)	405	416
Chevron Corporation
2.00%, 05/11/27	214	226
2.98%, 05/11/40	214	230
Chevron U.S.A. Inc.
1.02%, 08/12/27	310	309
2.34%, 08/12/50	90	85
Churchill Downs Incorporated
4.75%, 01/15/28 (g)	130	132
Cigna Holding Company
3.05%, 10/15/27	330	364
3.20%, 03/15/40	255	268
3.40%, 03/15/50	230	240
Cincinnati Bell Inc.
7.00%, 07/15/24 (g)	355	366
Cinemark USA, Inc.
4.88%, 06/01/23	310	265
8.75%, 05/01/25 (g)	230	243
CIT Group Inc.
5.00%, 08/01/23	150	156
4.75%, 02/16/24	310	319
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (j)	475	498
2.90%, 12/08/21	486	499
3.17%, 02/19/22	277	280
3.67%, 07/24/28 (h)	905	1,015
3.52%, 10/27/28	1,840	2,045
2.98%, 11/05/30	1,296	1,398
Citizens Bank, National Association
2.55%, 05/13/21	551	557
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (g)	1,445	1,386
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	615	596
Colfax Corporation
6.00%, 02/15/24 (g)	95	99
Colt Merger Sub, Inc.
5.75%, 07/01/25 (g)	216	223
Comcast Corporation
4.15%, 10/15/28	85	102
3.40%, 04/01/30	215	248
3.20%, 07/15/36	672	743
3.75%, 04/01/40	616	720
2.45%, 08/15/52	715	667
Commonwealth Edison Company
3.00%, 03/01/50	144	153
Commscope Finance LLC
6.00%, 03/01/26 (g)	1,250	1,303
8.25%, 03/01/27 (g)	730	759
Community Health Systems, Inc.
6.25%, 03/31/23	645	630
8.63%, 01/15/24 (g)	310	308
Comstock Escrow Corporation
9.75%, 08/15/26	585	600
Concho Resources Inc.
3.75%, 10/01/27	295	323
CONSOL Energy Inc.
5.88%, 04/15/22 (c)	67	67
Constellation Brands, Inc.
3.15%, 08/01/29	192	210
3.75%, 05/01/50	88	98

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Continental Resources, Inc.
5.00%, 09/15/22	445	442
Costco Wholesale Corporation
1.75%, 04/20/32	308	315
Covey Park Energy LLC
7.50%, 05/15/25 (g)	215	204
Cox Communications, Inc.
4.80%, 02/01/35 (g)	366	458
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (g)	80	77
Crestwood Midstream Partners LP
5.63%, 05/01/27 (g)	215	192
Crown Americas LLC
4.75%, 02/01/26	155	161
Crown Castle International Corp.
3.30%, 07/01/30	682	744
2.25%, 01/15/31	140	142
4.15%, 07/01/50	154	176
3.25%, 01/15/51	70	69
CSC Holdings, LLC
5.50%, 04/15/27 (g)	710	747
5.38%, 02/01/28 (g)	200	212
6.50%, 02/01/29 (g)	365	407
5.75%, 01/15/30 (g)	385	409
CSX Corporation
3.25%, 06/01/27 (c)	238	271
4.10%, 03/15/44	195	233
3.80%, 04/15/50	214	254
Cummins Inc.
1.50%, 09/01/30	260	257
2.60%, 09/01/50	110	107
CVS Health Corporation
3.35%, 03/09/21	541	548
4.30%, 03/25/28	120	140
2.70%, 08/21/40	820	785
4.25%, 04/01/50	256	300
Daimler Finance North America LLC
0.71%, (3M USD LIBOR + 0.45%), 02/22/21 (g) (h)	333	333
2.55%, 08/15/22 (g)	358	370
Dana Corporation
5.38%, 11/15/27	240	246
DaVita Inc.
4.63%, 06/01/30 (g)	375	384
3.75%, 02/15/31 (g)	282	272
DCP Midstream Operating, LP
5.38%, 07/15/25	665	687
Deere & Company
3.10%, 04/15/30	414	473
Dell International L.L.C.
4.90%, 10/01/26 (g) (k)	416	469
6.10%, 07/15/27 (g)	44	52
5.30%, 10/01/29 (g) (k)	85	97
6.20%, 07/15/30 (g)	225	269
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/25 (g)	178	183
4.75%, 10/20/28 (g)	250	259
Diamond Finance International Limited
6.02%, 06/15/26 (g)	640	752
Diamond Sports Group, LLC
5.38%, 08/15/26 (g)	476	337
Diamondback Energy, Inc.
4.75%, 05/31/25	460	495
5.38%, 05/31/25	400	414
Discovery Communications, LLC
3.63%, 05/15/30	459	509
5.20%, 09/20/47	130	155
DISH DBS Corporation
5.88%, 11/15/24	1,520	1,567
7.75%, 07/01/26	1,955	2,150
Dominion Energy, Inc.
2.75%, 01/15/22	268	275
Duke Energy Indiana, LLC
2.75%, 04/01/50	448	457
Duke Energy Progress, LLC
0.43%, (3M USD LIBOR + 0.18%), 02/18/22 (h)	72	72
DuPont de Nemours, Inc.
3.77%, 11/15/20	278	279
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (g)	155	156
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (g)	385	405
Edgewell Personal Care Company
4.70%, 05/24/22	130	134
Edison International
4.95%, 04/15/25	654	716
Elanco Animal Health
5.90%, 08/28/28 (k)	200	231
Eli Lilly and Company
2.25%, 05/15/50	644	607
Embarq Corporation
8.00%, 06/01/36	225	266
EMC Corp.
3.38%, 06/01/23	330	339
Emera US Holdings Inc.
4.75%, 06/15/46	292	352
Encompass Health Corporation
5.75%, 11/01/24	410	411
4.50%, 02/01/28	395	397
Enel Finance International SA
6.00%, 10/07/39 (g)	226	305
Energizer Holdings, Inc.
6.38%, 07/15/26 (g)	540	580
7.75%, 01/15/27 (g)	525	574
Energy Transfer LP
2.90%, 05/15/25	282	283
5.25%, 04/15/29	175	188
3.75%, 05/15/30	55	53
5.15%, 02/01/43 - 03/15/45	406	366
Enlink Midstream, LLC
4.15%, 06/01/25	545	469
Entergy Texas, Inc.
3.55%, 09/30/49	289	324
Entergy Utility Assets, LLC
2.90%, 03/15/51	278	291
Enterprise Products Operating LLC
4.85%, 08/15/42	115	130
4.45%, 02/15/43	115	124
3.70%, 01/31/51	460	451
EQM Midstream Partners, LP
4.75%, 07/15/23	120	119
6.00%, 07/01/25 (g)	395	407
4.13%, 12/01/26	135	128
EQT Corporation
3.00%, 10/01/22 (c)	155	152
7.88%, 02/01/25 (k)	360	399
Equitable Financial Life Global Funding
1.40%, 07/07/25 (g)	280	286
ESH Hospitality, Inc.
5.25%, 05/01/25 (g)	120	121
4.63%, 10/01/27 (g)	375	368
Essex Portfolio, L.P.
1.65%, 01/15/31	170	166
2.65%, 09/01/50	160	150
Evergy Metro, Inc.
2.25%, 06/01/30	152	161
Evergy, Inc.
2.90%, 09/15/29	524	563
Eversource Energy
2.75%, 03/15/22	309	318
Exelon Corporation
4.70%, 04/15/50	210	268
Exxon Mobil Corporation
2.61%, 10/15/30 (i)	770	832
3.00%, 08/16/39	106	112
3.10%, 08/16/49	168	171
Fidelity National Information Services, Inc.
3.00%, 08/15/26	532	590

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Fifth Third Bancorp
3.50%, 03/15/22	226	235
FirstEnergy Corp.
3.90%, 07/15/27	161	176
2.65%, 03/01/30	657	666
Fiserv, Inc.
3.50%, 07/01/29	174	198
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (g)	135	135
Florida Power & Light Company
3.80%, 12/15/42	95	114
Ford Motor Company
9.00%, 04/22/25	500	573
Ford Motor Credit Company LLC
3.47%, 04/05/21	815	814
3.37%, 11/17/23	260	256
4.69%, 06/09/25	285	288
5.13%, 06/16/25	250	258
4.39%, 01/08/26	500	494
4.54%, 08/01/26	780	777
4.13%, 08/17/27	265	258
Foresight Energy LLC
0.00%, 04/01/23 (a) (g) (l)	145	1
Freeport-McMoRan Inc.
4.38%, 08/01/28	163	169
4.25%, 03/01/30	515	528
5.45%, 03/15/43	405	449
Frontier Communications Corporation
8.50%, 04/01/26 (g)	315	317
8.00%, 04/01/27 (g)	565	565
Gartner, Inc.
4.50%, 07/01/28 (g)	215	225
GE Capital Funding LLC
4.40%, 05/15/30 (g)	200	215
General Dynamics Corporation
3.88%, 07/15/21	277	282
General Electric Co.
4.13%, 10/09/42	106	106
General Electric Company
3.63%, 05/01/30	742	769
General Motors Co.
5.20%, 04/01/45	130	140
General Motors Company
4.88%, 10/02/23	250	272
General Motors Financial Company, Inc.
1.70%, 08/18/23	360	361
2.75%, 06/20/25	655	671
5.25%, 03/01/26	100	113
Genesis Energy, L.P.
6.25%, 05/15/26	180	150
7.75%, 02/01/28	250	217
Gilead Sciences, Inc.
0.37%, (3M USD LIBOR + 0.15%), 09/17/21 (h)	112	112
4.40%, 12/01/21	591	613
1.20%, 10/01/27	150	151
1.65%, 10/01/30	250	249
4.00%, 09/01/36	374	450
2.60%, 10/01/40	160	158
4.80%, 04/01/44	74	95
2.80%, 10/01/50	205	202
Glencore Funding LLC
4.00%, 03/27/27 (g)	260	283
2.50%, 09/01/30 (g)	230	223
Global Payments Inc.
3.20%, 08/15/29	393	429
2.90%, 05/15/30	102	109
GLP Financing, LLC
5.75%, 06/01/28	220	250
Goodyear Tire & Rubber Co.
4.88%, 03/15/27	33	31
Graphic Packaging International, LLC
4.75%, 07/15/27 (g)	150	164
Gray Escrow, Inc.
7.00%, 05/15/27 (g)	380	412
Gray Oak Pipeline, LLC
2.00%, 09/15/23 (g)	120	121
2.60%, 10/15/25 (g)	130	130
3.45%, 10/15/27 (g)	70	72
Griffon Corporation
5.75%, 03/01/28	170	178
Guardian Life Insurance Co.
2.00%, 04/26/21 (g)	290	293
Gulfport Energy Corporation
6.63%, 05/01/23	280	175
6.00%, 10/15/24	435	270
H&E Equipment Services, Inc.
5.63%, 09/01/25	95	99
Hanesbrands Inc.
4.88%, 05/15/26 (g)	140	149
HCA Inc.
4.50%, 02/15/27	1,274	1,431
5.63%, 09/01/28	1,290	1,477
5.88%, 02/15/26 - 02/01/29	2,560	2,931
3.50%, 09/01/30	1,240	1,263
5.50%, 06/15/47	150	185
Healthcare Trust of America Holdings, LP
2.00%, 03/15/31	220	216
Healthpeak Properties, Inc.
3.00%, 01/15/30	194	209
2.88%, 01/15/31	280	297
Herc Holdings Inc.
5.50%, 07/15/27 (g)	475	491
Hertz Vehicle Financing II LP
0.00%, 10/15/24 - 08/01/26 (a) (g) (l)	790	362
Hilton Domestic Operating Company Inc.
5.13%, 05/01/26	315	323
4.88%, 01/15/30	230	237
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	470	483
Hologic, Inc.
4.38%, 10/15/25 (g)	270	276
Howmet Aerospace Inc.
5.13%, 10/01/24	375	395
5.90%, 02/01/27	285	307
Hughes Satellite Systems Corporation
5.25%, 08/01/26	340	360
Hyundai Capital America
3.45%, 03/12/21 (g)	31	31
1.25%, 09/18/23 (g)	355	354
1.80%, 10/15/25 (g)	125	124
2.38%, 10/15/27 (g)	185	185
Icahn Enterprises L.P.
4.75%, 09/15/24	380	384
iHeartCommunications, Inc.
8.38%, 05/01/27	230	227
5.25%, 08/15/27 (g)	400	391
IHS Luxembourg S.A R.L.
6.50%, 06/01/26 (g)	390	407
Intel Corporation
3.90%, 03/25/30	646	780
Inter-American Development Bank
1.70%, 10/10/24, CAD	50	39
4.40%, 01/26/26, CAD	490	441
International Business Machines Corporation
0.65%, (3M USD LIBOR + 0.40%), 05/13/21 (h)	558	559
1.70%, 05/15/27	284	293
1.95%, 05/15/30	214	220
2.85%, 05/15/40	864	913
Interstate Power and Light Company
2.30%, 06/01/30	80	84
IQVIA Inc.
5.00%, 05/15/27 (g)	585	613
Iron Mountain Incorporated
4.88%, 09/15/27 (g)	400	408
4.50%, 02/15/31 (g)	200	201
ITC Holdings Corp.
3.35%, 11/15/27	454	508
2.95%, 05/14/30 (g)	538	578

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Jackson National Life Global Funding
3.30%, 06/11/21 - 02/01/22 (g) (m)	934	960
John Deere Capital Corporation
3.20%, 01/10/22	239	248
2.95%, 04/01/22	514	534
Johnson & Johnson
3.40%, 01/15/38	196	231
2.25%, 09/01/50	115	113
Kaiser Aluminum Corporation
4.63%, 03/01/28 (g)	230	215
Keurig Dr Pepper Inc.
3.55%, 05/25/21	318	324
4.60%, 05/25/28	636	765
KeyBank National Association
2.50%, 11/22/21	350	358
KFC Holding Co.
5.25%, 06/01/26 (g)	160	167
Kimberly-Clark Corporation
3.10%, 03/26/30	250	286
Kinder Morgan, Inc.
2.00%, 02/15/31	460	440
3.25%, 08/01/50	170	153
Kraft Heinz Foods Company
3.95%, 07/15/25	1,000	1,086
4.63%, 01/30/29	710	789
L Brands, Inc.
7.50%, 06/15/29	305	320
6.88%, 11/01/35	335	330
L3Harris Technologies, Inc.
3.83%, 04/27/25	238	266
4.40%, 06/15/28	306	364
LABL Escrow Issuer LLC
6.75%, 07/15/26 (g)	540	569
10.50%, 07/15/27 (g)	160	170
Lamar Media Corp.
5.75%, 02/01/26	80	83
4.00%, 02/15/30 (g)	270	270
Lamb Weston Holdings, Inc.
4.88%, 11/01/26 (g)	235	245
Leidos, Inc.
2.95%, 05/15/23 (g)	118	124
4.38%, 05/15/30 (g)	138	161
Lennar Corporation
4.75%, 05/30/25	54	59
5.00%, 06/15/27	500	564
Level 3 Financing, Inc.
5.25%, 03/15/26	320	331
4.63%, 09/15/27 (g)	970	996
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (g)	535	577
4.75%, 10/15/27 (g)	475	445
Lockheed Martin Corporation
3.80%, 03/01/45	265	313
2.80%, 06/15/50	310	323
Lowe`s Companies, Inc.
3.70%, 04/15/46	484	550
Macy's, Inc.
8.38%, 06/15/25 (g)	645	667
Marriott International, Inc.
5.75%, 05/01/25 (k)	280	312
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	555	567
MassMutual Global Funding II
0.43%, (3M USD LIBOR + 0.15%), 01/07/22 (g) (h)	410	410
MasterCard Incorporated
3.85%, 03/26/50	125	159
Mattel, Inc.
6.75%, 12/31/25 (g)	795	838
5.88%, 12/15/27 (g)	825	888
Mauser Packaging Solutions Holding Company
5.50%, 04/15/24 (g)	755	757
7.25%, 04/15/25 (g)	405	381
McDonald's Corporation
3.63%, 09/01/49	105	117
4.20%, 04/01/50	360	438
Mednax, Inc.
6.25%, 01/15/27 (g)	80	83
Merck & Co., Inc.
2.35%, 06/24/40	195	198
2.45%, 06/24/50	150	149
Meredith Corporation
6.88%, 02/01/26	570	475
MetLife, Inc.
4.13%, 08/13/42	82	99
Metropolitan Life Global Funding I
3.88%, 04/11/22 (g)	581	611
3.00%, 01/10/23 (g)	350	369
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	430	456
5.75%, 02/01/27	285	307
MGM Resorts International
7.75%, 03/15/22	345	364
5.75%, 06/15/25	1,010	1,058
5.50%, 04/15/27	525	548
Microsoft Corporation
2.40%, 02/06/22	245	252
3.50%, 02/12/35	384	472
3.45%, 08/08/36	418	506
3.70%, 08/08/46	418	523
2.53%, 06/01/50	175	183
Mondelez International, Inc.
0.63%, 07/01/22	70	70
Morgan Stanley
2.63%, 11/17/21	561	575
2.72%, 07/22/25	1,350	1,433
3.88%, 01/27/26	550	625
3.59%, 07/22/28 (h)	996	1,117
2.70%, 01/22/31	898	958
3.62%, 04/01/31	518	594
MOS Holdings Inc.
4.05%, 11/15/27	246	273
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (g)	140	144
MPLX LP
4.00%, 03/15/28	374	409
4.50%, 04/15/38	376	383
4.70%, 04/15/48	112	113
MSCI Inc.
4.00%, 11/15/29 (g)	275	289
National Rural Utilities Cooperative Finance Corporation
1.75%, 01/21/22	586	597
National Securities Clearing Corporation
1.20%, 04/23/23 (g)	250	254
Navistar International Corporation
6.63%, 11/01/25 (g)	125	128
NCR Corporation
5.75%, 09/01/27 (g)	385	402
5.00%, 10/01/28 (g)	123	123
6.13%, 09/01/29 (g)	445	471
Netflix, Inc.
5.88%, 11/15/28	590	704
4.88%, 06/15/30 (g)	1,130	1,288
New Golden Nugget Inc.
6.75%, 10/15/24 (g)	160	133
New York Life Global Funding
0.55%, (3M USD LIBOR + 0.28%), 01/21/22 (g) (h)	315	317
Newell Brands Inc.
4.70%, 04/01/26 (k)	670	711
5.88%, 04/01/36 (n)	210	241
Nexstar Escrow Inc.
5.63%, 07/15/27 (g)	560	587
Nexstar Media Group, Inc.
4.75%, 11/01/28 (g)	221	225
NextEra Energy Capital Holdings, Inc.
4.50%, 06/01/21	280	285
2.75%, 05/01/25 - 11/01/29	947	1,023
2.25%, 06/01/30	576	598

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Nielsen Finance LLC
5.00%, 04/15/22 (g)	655	656
NIKE, Inc.
3.25%, 03/27/40	319	364
3.38%, 03/27/50	72	83
NiSource Inc.
0.95%, 08/15/25	550	549
Norfolk Southern Corporation
3.05%, 05/15/50	604	639
Northrop Grumman Corporation
2.08%, 10/15/20	78	78
3.25%, 01/15/28	1,074	1,205
Novartis Capital Corporation
2.75%, 08/14/50	288	309
Novelis Corporation
4.75%, 01/30/30 (g)	410	400
NRG Energy, Inc.
3.75%, 06/15/24 (g)	1,140	1,219
7.25%, 05/15/26	600	638
NuStar Logistics, L.P.
5.75%, 10/01/25	105	109
6.38%, 10/01/30	105	109
NVIDIA Corporation
3.50%, 04/01/50	132	154
Occidental Petroleum Corporation
2.70%, 08/15/22	796	744
8.00%, 07/15/25 (c)	484	487
5.88%, 09/01/25	123	113
8.50%, 07/15/27	200	202
6.38%, 09/01/28	123	114
8.88%, 07/15/30	229	235
6.63%, 09/01/30	123	113
Olin Corporation
5.63%, 08/01/29	80	79
ONEOK, Inc.
3.40%, 09/01/29	281	276
Oracle Corporation
1.90%, 09/15/21	500	507
2.80%, 04/01/27	472	518
3.60%, 04/01/40 - 04/01/50	1,122	1,259
Outfront Media Capital Corporation
5.00%, 08/15/27 (g)	265	259
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23 (g)	150	158
Pacific Gas And Electric Company
3.85%, 11/15/23 (c)	830	876
5.00%, 07/01/28	615	596
4.45%, 04/15/42	370	377
4.60%, 06/15/43	224	225
4.00%, 12/01/46 (c)	178	166
PacifiCorp
3.85%, 06/15/21	204	207
2.70%, 09/15/30	488	538
4.13%, 01/15/49	206	255
3.30%, 03/15/51	618	687
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (g)	460	482
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (g)	870	911
Parsley Energy, LLC
5.63%, 10/15/27 (g)	560	557
PBF Holding Company LLC
9.25%, 05/15/25 (g)	271	278
PECO Energy Company
2.80%, 06/15/50	92	96
Penske Automotive Group, Inc.
5.50%, 05/15/26	295	304
PepsiCo, Inc.
2.75%, 03/05/22	606	626
3.50%, 03/19/40	92	109
Performance Food Group Company
5.50%, 10/15/27 (g)	360	371
Performance Food Group, Inc.
5.50%, 06/01/24 (g)	152	153
PetSmart, Inc.
5.88%, 06/01/25 (g)	1,460	1,495
Pfizer Inc.
2.70%, 05/28/50	625	651
Philip Morris International Inc.
2.63%, 02/18/22	541	556
1.13%, 05/01/23	73	74
2.10%, 05/01/30 (i)	692	712
3.88%, 08/21/42	308	348
Phillips 66
2.15%, 12/15/30	539	523
Phillips 66 Partners LP
3.15%, 12/15/29	180	178
Pilgrim's Pride Corporation
5.88%, 09/30/27 (g)	155	161
Pioneer Natural Resources Company
1.90%, 08/15/30	235	221
Plains All American Pipeline, L.P.
3.80%, 09/15/30	180	174
4.30%, 01/31/43	205	173
PNC Funding Corp
3.30%, 03/08/22	392	407
Post Holdings, Inc.
5.00%, 08/15/26 (g)	395	405
5.50%, 12/15/29 (g)	485	520
PPL Electric Utilities Corporation
0.48%, (3M USD LIBOR + 0.25%), 09/28/23 (h)	571	570
Prestige Brands, Inc.
5.13%, 01/15/28 (g)	210	217
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (g)	155	158
Principal Life Global Funding II
1.25%, 05/11/23 (g)	502	511
Progress Energy, Inc.
3.15%, 04/01/22	268	277
ProLogis, L.P.
3.25%, 10/01/26	306	345
2.13%, 10/15/50	105	94
Protective Life Global Funding
0.75%, (3M USD LIBOR + 0.52%), 06/28/21 (g) (h)	200	201
2.00%, 09/14/21 (g)	576	585
Prudential Financial, Inc.
3.70%, 03/13/51	195	214
Public Service Electric and Gas Company
1.90%, 03/15/21	76	76
2.70%, 05/01/50	174	180
PulteGroup, Inc.
5.00%, 01/15/27	75	85
Qorvo, Inc.
5.50%, 07/15/26	235	250
Qualcomm Incorporated
1.65%, 05/20/32 (g)	225	223
Quicken Loans Inc.
5.75%, 05/01/25 (g)	165	170
5.25%, 01/15/28 (g)	170	179
Quicken Loans, LLC
3.63%, 03/01/29 (g)	70	69
3.88%, 03/01/31 (g)	70	69
Range Resources Corporation
9.25%, 02/01/26 (g)	295	303
Raytheon BBN Technologies Corp.
2.80%, 03/15/22 (g)	450	464
Raytheon Technologies Corporation
4.45%, 11/16/38	78	96
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (g)	155	166
8.25%, 11/15/26 (g)	150	164
Regeneron Pharmaceuticals, Inc.
2.80%, 09/15/50	205	188
Republic Services, Inc.
3.05%, 03/01/50	180	189
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (g)	190	192

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
RHP Hotel Properties, LP
4.75%, 10/15/27	395	364
Rite Aid Corporation
7.50%, 07/01/25 (g)	295	291
8.00%, 11/15/26 (g)	510	509
Roper Technologies, Inc.
1.40%, 09/15/27	230	232
2.95%, 09/15/29	184	202
2.00%, 06/30/30	150	153
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30 (g) (i)	134	151
Sabre GLBL Inc.
9.25%, 04/15/25 (g)	175	193
Safeway Inc.
3.25%, 03/15/26 (g)	179	178
4.63%, 01/15/27 (g)	475	486
3.50%, 03/15/29 (g)	179	174
4.88%, 02/15/30 (g)	560	586
San Diego Gas & Electric Company
3.32%, 04/15/50	200	217
SBA Communications Corporation
4.88%, 09/01/24	210	215
3.88%, 02/15/27 (g)	285	290
Schlumberger Holdings Corporation
3.90%, 05/17/28 (g)	250	266
Scientific Games International, Inc.
5.00%, 10/15/25 (g)	240	241
Sealed Air Corporation
5.13%, 12/01/24 (g)	155	168
Select Medical Corporation
6.25%, 08/15/26 (g)	155	161
Service Corporation International
4.63%, 12/15/27	280	297
5.13%, 06/01/29	350	388
Simon Property Group, L.P.
3.38%, 10/01/24	384	415
3.50%, 09/01/25	190	208
3.25%, 09/13/49	146	133
Sinclair Television Group, Inc.
5.13%, 02/15/27 (g)	315	292
Sirius XM Radio Inc.
5.00%, 08/01/27 (g)	915	955
5.50%, 07/01/29 (g)	340	366
4.13%, 07/01/30 (g)	370	379
Six Flags Operations Inc.
4.88%, 07/31/24 (g)	240	226
5.50%, 04/15/27 (c) (g)	230	218
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (g)	380	405
SLM Corporation
6.13%, 03/25/24	530	534
Solera, LLC
10.50%, 03/01/24 (g)	127	133
Southern California Edison Company
2.25%, 06/01/30	524	527
3.65%, 02/01/50	226	233
Southern Company Gas Capital Corporation
1.75%, 01/15/31	390	386
Southwestern Energy Co.
6.45%, 01/23/25 (k)	405	393
Spectrum Brands, Inc.
5.75%, 07/15/25	475	490
5.00%, 10/01/29 (g)	245	255
Spectrum Management Holding Company, LLC
4.50%, 09/15/42	296	320
Spirit AeroSystems, Inc.
7.50%, 04/15/25 (g)	215	218
Springleaf Finance Corporation
7.13%, 03/15/26	380	424
5.38%, 11/15/29	635	661
Sprint Capital Corporation
8.75%, 03/15/32	1,270	1,859
Sprint Corporation
7.13%, 06/15/24	1,595	1,835
7.63%, 02/15/25 - 03/01/26	1,945	2,298
SS&C Technologies, Inc.
5.50%, 09/30/27 (g)	505	536
Standard Industries Inc.
4.75%, 01/15/28 (g)	1,005	1,041
3.38%, 01/15/31 (g)	99	97
Staples, Inc.
7.50%, 04/15/26 (g)	715	659
10.75%, 04/15/27 (g)	475	379
Starbucks Corporation
3.75%, 12/01/47	190	206
3.35%, 03/12/50	220	226
State Street Corporation
4.14%, 12/03/29	360	435
Station Casinos LLC
5.00%, 10/01/25 (g)	340	334
Sunoco Logistics Partners Operations L.P.
5.30%, 04/01/44	74	68
5.35%, 05/15/45	128	119
Sysco Corporation
3.30%, 02/15/50	353	332
Targa Resource Corporation
5.88%, 04/15/26	850	872
5.50%, 03/01/30 (g)	170	169
4.88%, 02/01/31 (g)	203	197
TEGNA Inc.
4.63%, 03/15/28 (g)	160	157
Teleflex Incorporated
4.63%, 11/15/27	325	342
Tempur Sealy International, Inc.
5.50%, 06/15/26	710	737
Tenet Healthcare Corporation
6.75%, 06/15/23	615	648
5.13%, 05/01/25	410	414
4.88%, 01/01/26 (g)	1,235	1,251
6.25%, 02/01/27 (g)	1,275	1,315
Texas Eastern Transmission, LP
4.15%, 01/15/48 (g)	110	117
Texas Instruments Incorporated
1.75%, 05/04/30	278	286
The ADT Security Corporation
4.13%, 06/15/23	160	168
The AES Corporation
5.50%, 04/15/25	240	247
3.95%, 07/15/30 (g)	280	309
The Boeing Company
4.51%, 05/01/23 (k)	294	310
4.88%, 05/01/25 (k)	224	244
5.04%, 05/01/27 (k)	268	295
5.15%, 05/01/30 (k)	465	522
3.25%, 02/01/35	392	366
5.71%, 05/01/40 (k)	468	545
The Chemours Company
6.63%, 05/15/23	425	431
7.00%, 05/15/25 (c)	430	437
The Clorox Company
1.80%, 05/15/30	128	132
The Coca-Cola Company
2.50%, 06/01/40	216	226
2.60%, 06/01/50	694	708
The Connecticut Light and Power Company
4.30%, 04/15/44	240	300
The Dow Chemical Company
2.10%, 11/15/30	325	320
The Gap, Inc.
8.38%, 05/15/23 (c) (g)	210	232
8.88%, 05/15/27 (c) (g)	150	170
The Goldman Sachs Group, Inc.
5.00%, (callable at 100 beginning 11/10/22) (j)	410	393
2.63%, 04/25/21	171	173
3.00%, 04/26/22	440	447
3.50%, 04/01/25	1,558	1,717
3.85%, 01/26/27	562	631
3.69%, 06/05/28 (h)	990	1,110
3.81%, 04/23/29	508	578
3.80%, 03/15/30	532	614

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
4.02%, 10/31/38	220	257
The Hershey Company
2.65%, 06/01/50	130	132
The Home Depot, Inc.
3.30%, 04/15/40	472	535
3.13%, 12/15/49	74	82
3.35%, 04/15/50	188	217
The Huntington National Bank
3.25%, 05/14/21	272	276
The Kroger Co.
3.88%, 10/15/46	218	246
The Narragansett Electric Company
3.40%, 04/09/30 (g)	172	196
The New York and Presbyterian Hospital
2.26%, 08/01/40	250	245
The Sherwin-Williams Company
3.30%, 05/15/50	209	219
The Travelers Companies, Inc.
2.55%, 04/27/50	267	261
The Walt Disney Company
2.65%, 01/13/31	560	604
3.50%, 05/13/40	240	271
2.75%, 09/01/49	138	134
T-Mobile USA, Inc.
3.75%, 04/15/27 (g)	594	665
4.75%, 02/01/28	2,690	2,878
2.05%, 02/15/28 (g)	655	670
3.88%, 04/15/30 (g)	176	201
2.55%, 02/15/31 (g)	525	543
4.38%, 04/15/40 (g)	208	243
3.30%, 02/15/51 (g)	60	59
Toyota Motor Credit Corporation
0.50%, 08/14/23	457	457
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30 (g)	650	702
TransDigm Inc.
6.25%, 03/15/26 (g)	890	930
Triumph Group, Inc.
7.75%, 08/15/25	165	106
Tronox Incorporated
6.50%, 04/15/26 (c) (g)	100	100
Truist Financial Corporation
2.75%, 04/01/22	571	590
Trustees of Boston University
3.17%, 10/01/50	220	235
Tucson Electric Power Company
1.50%, 08/01/30	220	217
4.00%, 06/15/50	278	330
Tyson Foods, Inc.
2.25%, 08/23/21	268	272
3.55%, 06/02/27	468	529
4.55%, 06/02/47	76	96
UDR, Inc.
3.00%, 08/15/31	82	89
Union Electric Company
2.95%, 03/15/30	676	757
Union Pacific Corporation
4.38%, 09/10/38	120	147
3.55%, 08/15/39	590	672
United Rentals (North America), Inc.
5.50%, 05/15/27	310	330
3.88%, 11/15/27	410	422
4.88%, 01/15/28	940	988
United Rentals, Inc.
3.88%, 02/15/31	382	388
United States Steel Corporation
12.00%, 06/01/25 (g)	150	160
United Technologies Corporation
4.13%, 11/16/28	1,270	1,503
UnitedHealth Group Incorporated
3.15%, 06/15/21	250	255
3.50%, 08/15/39	345	396
2.75%, 05/15/40	585	614
Universal Health Services, Inc.
2.65%, 10/15/30 (g)	290	287
Upjohn Inc.
1.65%, 06/22/25 (g)	100	102
2.30%, 06/22/27 (g)	120	124
2.70%, 06/22/30 (g)	320	332
3.85%, 06/22/40 (g)	60	65
4.00%, 06/22/50 (g)	110	117
US Bank NA
3.15%, 04/26/21	940	953
Valero Energy Corporation
1.20%, 03/15/24	290	289
2.15%, 09/15/27	200	199
Verizon Communications Inc.
1.24%, (3M USD LIBOR + 1.00%), 03/16/22 (h)	440	445
4.33%, 09/21/28	450	544
3.15%, 03/22/30	674	761
4.27%, 01/15/36	872	1,074
4.00%, 03/22/50	92	113
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (g)	200	208
ViacomCBS Inc.
4.20%, 05/19/32	406	465
4.60%, 01/15/45	200	218
VICI Properties Inc.
3.50%, 02/15/25 (g)	300	297
3.75%, 02/15/27 (g)	375	369
4.13%, 08/15/30 (g)	370	364
Virginia Electric and Power Company
2.95%, 01/15/22 (c)	201	206
Visa Inc.
2.70%, 04/15/40	362	389
Vistra Operations Company LLC
5.63%, 02/15/27 (g)	535	565
Volkswagen Group of America, Inc.
2.70%, 09/26/22 (g)	708	734
3.20%, 09/26/26 (g)	276	302
Walmart Inc.
3.95%, 06/28/38	274	342
WEC Energy Group Inc.
3.38%, 06/15/21	171	174
Wells Fargo & Company
2.41%, 10/30/25	360	378
3.00%, 04/22/26	647	704
3.20%, 06/17/27	1,182	1,283
3.58%, 05/22/28 (h)	846	944
2.39%, 06/02/28	230	240
2.57%, 02/11/31	1,376	1,439
3.07%, 04/30/41	240	250
Wells Fargo Bank, National Association
3.63%, 10/22/21	608	627
Welltower Inc.
4.00%, 06/01/25	340	380
3.10%, 01/15/30	392	415
2.75%, 01/15/31	250	257
WESCO Distribution, Inc.
7.13%, 06/15/25 (g)	379	413
7.25%, 06/15/28 (g)	454	497
Western Digital Corporation
4.75%, 02/15/26	155	168
Western Midstream Operating, LP
4.00%, 07/01/22	180	181
WMG Acquisition Corp.
3.88%, 07/15/30 (g)	485	500
Wolverine Escrow LLC
8.50%, 11/15/24 (g)	245	202
9.00%, 11/15/26 (g)	485	400
WPX Energy, Inc.
5.75%, 06/01/26	300	310
4.50%, 01/15/30	575	566
Wyndham Destinations, Inc.
6.00%, 04/01/27 (k)	155	159
Wynn Las Vegas, LLC
5.50%, 03/01/25 (g)	1,050	1,007
Xcel Energy Inc.
2.40%, 03/15/21	50	50

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
XPO Logistics, Inc.
6.50%, 06/15/22 (g)	250	251
6.75%, 08/15/24 (g)	305	323
Yum! Brands, Inc.
4.75%, 01/15/30 (g)	495	534
3.63%, 03/15/31	195	195
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (g)	545	537
6.13%, 03/01/28 (g)	150	155
Zoetis Inc.
0.69%, (3M USD LIBOR + 0.44%), 08/20/21 (h)	318	319
3.90%, 08/20/28	580	683
3.00%, 05/15/50	179	191
		322,403
Canada 1.2%
Bank of Montreal
1.90%, 08/27/21	396	402
2.90%, 03/26/22 (i)	526	546
Bausch Health Companies Inc.
5.00%, 01/30/28 (g)	1,215	1,181
Bell Canada Enterprises Inc.
4.30%, 07/29/49	144	176
Bombardier Inc.
7.50%, 12/01/24 - 03/15/25 (g)	650	492
7.88%, 04/15/27 (g)	160	120
Canadian Imperial Bank of Commerce
0.57%, (3M USD LIBOR + 0.32%), 02/02/21 (h)	576	577
Cenovus Energy Inc.
5.38%, 07/15/25	227	219
Clarios Global LP
6.75%, 05/15/25 (g)	370	390
Enbridge Inc.
3.13%, 11/15/29	804	855
Federation des caisses Desjardins du Quebec
2.05%, 02/10/25 (g) (i)	344	359
Garda World Security Corporation
4.63%, 02/15/27 (g)	100	99
GFL Environmental Inc.
3.75%, 08/01/25 (g)	180	181
Glencore Finance (Canada) Limited
5.55%, 10/25/42 (g) (n)	118	138
MEG Energy Corp.
6.50%, 01/15/25 (g)	375	367
7.13%, 02/01/27 (g)	110	99
National Bank of Canada
0.63%, (3M USD LIBOR + 0.40%), 03/21/21 (g) (h) (i)	550	550
NOVA Chemicals Corporation
4.88%, 06/01/24 (g)	300	298
5.25%, 08/01/23 - 06/01/27 (g)	510	488
Ontario Teachers' Finance Trust
1.25%, 09/27/30 (g)	1,100	1,101
Open Text Corporation
4.13%, 02/15/30 (g)	130	134
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (g)	250	255
5.00%, 10/15/25 (g)	320	328
Rogers Communications Inc.
0.83%, (3M USD LIBOR + 0.60%), 03/22/22 (h)	241	241
3.70%, 11/15/49	220	245
Royal Bank of Canada
3.20%, 04/30/21	586	596
0.98%, (3M USD LIBOR + 0.73%), 02/01/22 (h)	240	242
Stars Group Holdings B.V.
7.00%, 07/15/26 (g)	275	291
Suncor Energy Inc.
3.60%, 12/01/24	185	201
3.10%, 05/15/25	380	408
The Bank of Nova Scotia
2.70%, 03/07/22	1,236	1,278
The Toronto-Dominion Bank
3.25%, 06/11/21	630	643
TransCanada PipeLines Limited
4.25%, 05/15/28	645	744
4.10%, 04/15/30	535	618
Videotron ltee
5.13%, 04/15/27 (g)	770	811
		15,673
United Kingdom 1.1%
AstraZeneca PLC
1.38%, 08/06/30	640	626
2.13%, 08/06/50	320	293
BAE Systems PLC
3.40%, 04/15/30 (g)	516	578
Barclays PLC
0.73%, (3M USD LIBOR + 0.46%), 01/11/21 (h)	320	320
1.70%, 05/12/22 (i)	221	225
BAT Capital Corp.
3.56%, 08/15/27	256	276
4.39%, 08/15/37	490	529
4.54%, 08/15/47	236	250
BP Capital Markets P.L.C.
3.56%, 11/01/21	618	639
Diageo Capital PLC
2.00%, 04/29/30	200	206
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	200	210
GlaxoSmithKline Capital PLC
3.13%, 05/14/21	360	366
0.53%, 10/01/23	500	500
HSBC Holdings PLC
2.63%, 11/07/25 (i)	534	554
1.65%, 04/18/26 (i)	200	199
4.29%, 09/12/26 (i)	584	650
2.01%, 09/22/28 (i)	865	855
4.95%, 03/31/30 (i)	444	535
2.36%, 08/18/31 (i)	260	258
Imperial Brands Finance PLC
3.13%, 07/26/24 (g) (k)	404	426
3.50%, 07/26/26 (g) (k)	282	305
International Game Technology PLC
6.50%, 02/15/25 (g)	365	389
Lloyds Bank PLC
3.30%, 05/07/21 (i)	561	570
Nationwide Building Society
1.00%, 08/28/25 (g) (i)	320	317
NatWest Group PLC
3.07%, 05/22/28 (i)	660	700
Royalty Pharma PLC
1.20%, 09/02/25 (g)	300	299
Santander UK Group Holdings PLC
0.87%, (3M USD LIBOR + 0.62%), 06/01/21 (h)	578	580
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (g)	625	650
Standard Chartered PLC
2.82%, 01/30/26 (g)	200	207
4.64%, 04/01/31 (g)	354	406
The Royal Bank of Scotland Group Public Limited Company
4.27%, 03/22/25 (i)	760	826
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (g)	680	730
Vodafone Group Public Limited Company
5.00%, 05/30/38	100	124
4.38%, 02/19/43 (k)	80	93
4.25%, 09/17/50	654	757
		15,448
Japan 0.8%
Development Bank of Japan Inc.
0.88%, 10/10/25, EUR (f)	960	1,182
Mitsubishi UFJ Financial Group Inc
3.46%, 03/02/23	210	224
3.76%, 07/26/23	716	775
2.19%, 09/13/21 - 02/25/25	1,306	1,350
Mizuho Financial Group Inc
2.63%, 04/12/21 (g)	300	304
2.27%, 09/13/21	281	286
2.72%, 07/16/23	708	733
1.24%, 07/10/24	450	453

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
2.23%, 05/25/26	972	1,010
1.98%, 09/08/31	200	198
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	350	355
2.78%, 07/12/22	264	274
2.70%, 07/16/24	1,520	1,616
2.35%, 01/15/25	688	724
1.47%, 07/08/25	280	285
2.13%, 07/08/30	260	263
Takeda Pharmaceutical Co Ltd
5.00%, 11/26/28	370	459
3.03%, 07/09/40	400	417
3.18%, 07/09/50	200	205
		11,113
France 0.8%
Altice France
7.38%, 05/01/26 (g)	1,685	1,767
Banque Federative du Credit Mutuel
2.38%, 11/21/24 (g)	354	374
BNP Paribas
3.80%, 01/10/24 (g)	868	938
2.22%, 06/09/26 (g) (i)	370	382
BPCE
2.75%, 01/11/23 (g)	300	314
2.38%, 01/14/25 (g)	708	738
1.65%, 10/06/26 (g)	910	910
Credit Agricole SA
1.48%, (3M USD LIBOR + 1.18%), 07/01/21 (g) (h)	250	252
1.70%, (3M USD LIBOR + 1.43%), 01/10/22 (g) (h)	280	283
3.25%, 10/04/24 (g)	490	528
1.91%, 06/16/26 (g)	300	306
4.13%, 01/10/27 (g)	362	412
Dexia Credit Local
1.25%, 10/27/25, EUR (f)	1,000	1,260
Societe Generale
2.50%, 04/08/21 (g)	457	462
3.88%, 03/28/24 (g) (i)	1,035	1,112
Total Capital International
2.88%, 02/17/22	282	291
2.99%, 06/29/41	290	302
3.46%, 07/12/49	164	178
3.13%, 05/29/50	130	134
		10,943
Netherlands 0.6%
ABN AMRO Bank N.V.
0.68%, (3M USD LIBOR + 0.41%), 01/19/21 (g) (h)	277	277
3.40%, 08/27/21 (g)	346	356
Alcoa Nederland Holding B.V.
7.00%, 09/30/26 (g)	200	207
5.50%, 12/15/27 (g)	400	416
6.13%, 05/15/28 (g)	365	384
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (g)	210	212
5.25%, 08/15/27 (g)	1,000	1,019
Axalta Coating Systems, LLC
4.75%, 06/15/27 (g)	335	345
Constellium SE
6.63%, 03/01/25 (g)	570	581
Cooperatieve Rabobank U.A.
0.67%, (3M USD LIBOR + 0.43%), 04/26/21 (h)	959	961
EDP Finance B.V.
1.71%, 01/24/28 (g)	565	562
Gemeente Eindhoven
0.75%, 11/13/23, AUD	830	598
ING Groep N.V.
3.15%, 03/29/22	571	592
OCI N.V.
5.25%, 11/01/24 (g)	240	247
Sensata Technologies, Inc.
4.38%, 02/15/30 (g)	485	506
Shell International Finance B.V.
2.75%, 04/06/30	945	1,033
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (g)	200	207
8.50%, 08/15/27 (g)	200	216
Ziggo Secured Finance B.V.
5.50%, 01/15/27 (g)	150	157
		8,876
Switzerland 0.4%
Credit Suisse Group AG
4.21%, 06/12/24 (g)	752	813
2.59%, 09/11/25 (g)	950	991
4.28%, 01/09/28 (g)	988	1,120
Credit Suisse Group Funding (Guernsey) Ltd
3.45%, 04/16/21	590	600
Credit Suisse Holdings (USA), Inc.
1.00%, 05/05/23	267	270
UBS Group AG
1.36%, 01/30/27 (g) (i)	200	200
3.13%, 08/13/30 (g)	372	413
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (g)	290	330
UBS Group Funding (Switzerland) AG
3.49%, 05/23/23 (g)	754	786
		5,523
Australia 0.3%
Australia and New Zealand Banking Group Limited
3.30%, 05/17/21 (c)	712	725
BHP Billiton Finance (USA) Limited
2.88%, 02/24/22	571	590
Commonwealth Bank of Australia
1.08%, (3M USD LIBOR + 0.83%), 09/06/21 (g) (h)	576	580
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (g)	235	251
Macquarie Bank Limited
0.70%, (3M USD LIBOR + 0.45%), 08/06/21 (g) (h)	429	429
National Australia Bank Limited
1.16%, (3M USD LIBOR + 0.89%), 01/10/22 (g) (h)	949	957
Scentre Group Trust 1
3.25%, 10/28/25 (g)	308	323
Telstra Corporation Limited
4.80%, 10/12/21 (g)	400	418
		4,273
Ireland 0.2%
AerCap Ireland Capital Designated Activity Company
3.50%, 01/15/25	420	409
6.50%, 07/15/25	150	162
AIB Group Public Limited Company
4.26%, 04/10/25 (g)	428	460
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (g)	215	223
Avolon Holdings Funding Limited
2.88%, 02/15/25 (g)	540	492
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	500	527
Shire Acquisitions Investments Ireland Designated Activity Company
3.20%, 09/23/26	186	207
		2,480
Germany 0.1%
Deutsche Bank Aktiengesellschaft
2.22%, 09/18/24 (i)	390	393
IHO Verwaltungs GmbH
4.75%, 09/15/26 (g) (o)	200	204
KfW
0.00%, 12/15/22, EUR (p)	70	83
3.20%, 09/11/26, AUD	880	721

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Siemens Financieringsmaatschappij N.V.
1.70%, 09/15/21 (g)	250	253
3.25%, 05/27/25 (g)	306	340
		1,994
Spain 0.1%
Banco Bilbao Vizcaya Argentaria, S.A.
1.13%, 09/18/25 (i)	400	397
Banco Santander, S.A.
2.71%, 06/27/24 (i)	800	847
3.49%, 05/28/30 (i)	200	218
Telefonica Emisiones, S.A.U.
4.90%, 03/06/48	240	275
		1,737
Italy 0.1%
Enel Finance International N.V.
3.50%, 04/06/28 (g)	330	367
Eni S.p.A.
4.25%, 05/09/29 (g)	206	232
Telecom Italia Capital
6.38%, 11/15/33	440	525
6.00%, 09/30/34	420	487
		1,611
Belgium 0.1%
Anheuser-Busch InBev Worldwide Inc.
4.38%, 04/15/38	678	783
4.60%, 04/15/48	345	415
4.44%, 10/06/48	250	292
		1,490
China 0.1%
China Development Bank
0.88%, 01/24/24, EUR (f)	1,000	1,197
Singapore 0.1%
Temasek Financial (I) Limited
3.63%, 08/01/28 (f)	1,000	1,184
South Korea 0.1%
The Export-Import Bank of Korea
2.63%, 05/26/26	1,050	1,145
Jersey 0.1%
Adient Global Holdings Ltd
4.88%, 08/15/26 (g)	385	367
UBS Group Funding (Jersey) Limited
2.65%, 02/01/22 (g)	750	771
		1,138
Luxembourg 0.1%
Altice Financing S.A.
7.50%, 05/15/26 (g)	760	804
5.00%, 01/15/28 (g)	330	320
		1,124
Liberia 0.1%
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (g)	112	124
11.50%, 06/01/25 (g)	749	869
		993
Denmark 0.1%
Danske Bank A/S
5.38%, 01/12/24 (g)	430	484
3.24%, 12/20/25 (g)	364	387
		871
Sweden 0.1%
Nordea Bank AB
2.25%, 05/27/21 (g)	586	593
Skandinaviska Enskilda Banken AB
0.55%, 09/01/23 (g)	221	221
		814
Hong Kong 0.1%
CK Hutchison International (16) Limited
1.88%, 10/03/21 (g)	320	323
CK Hutchison International (19) Limited
3.25%, 04/11/24 (c) (g)	410	438
		761
New Zealand 0.0%
ANZ New Zealand (Int'l) Limited
2.88%, 01/25/22 (g)	250	258
BNZ International Funding Limited
2.10%, 09/14/21 (g)	250	254
		512
Brazil 0.0%
JBS USA Food Company
5.75%, 06/15/25 (g)	280	289
Total Corporate Bonds And Notes (cost $402,124)		413,592
GOVERNMENT AND AGENCY OBLIGATIONS 10.0%
Japan 2.6%
Cabinet Office, Government of Japan
0.60%, 12/20/23 - 12/20/37, JPY	160,700	1,587
0.10%, 06/20/23 - 06/20/30, JPY	1,817,850	17,389
2.20%, 09/20/26 - 03/20/50, JPY	326,550	3,814
2.10%, 03/20/30, JPY	9,750	111
1.50%, 03/20/34, JPY	3,800	42
1.20%, 03/20/35, JPY	19,950	215
1.30%, 06/20/35, JPY	443,850	4,844
0.70%, 03/20/37, JPY	4,800	48
2.00%, 03/20/42, JPY	5,450	68
1.90%, 09/20/42, JPY	337,400	4,164
1.40%, 09/20/34 - 03/20/55, JPY	88,250	1,029
0.40%, 06/20/40 - 03/20/50, JPY	32,500	307
0.90%, 03/20/57, JPY	213,550	2,208
		35,826
United States of America 2.2%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K094, REMIC, 1.02%, 06/25/29 (h)	1,274	86
Interest Only, Series X3-K094, REMIC, 2.20%, 07/25/47 (h)	588	89
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 6.05%, (1M USD LIBOR + 5.90%), 04/25/23 (h)	279	295
Treasury, United States Department of
2.50%, 01/31/21 (b)	27,646	27,862
2.00%, 02/15/50	349	395
1.25%, 05/15/50	80	76
1.38%, 01/31/22 - 08/15/50	1,250	1,268
		30,071
Italy 1.3%
Segretariato Generale Della Presidenza Della Repubblica
0.35%, 11/01/21 - 02/01/25, EUR	3,682	4,348
1.35%, 04/15/22, EUR (f)	326	391
1.00%, 07/15/22, EUR (f)	278	333
0.05%, 01/15/23, EUR	1,521	1,790
1.85%, 05/15/24, EUR	92	115
1.85%, 07/01/25, EUR (f)	2,115	2,664
2.00%, 12/01/25, EUR (f)	21	27
1.60%, 06/01/26, EUR (f)	1,747	2,188
0.95%, 09/15/27, EUR	130	156
1.35%, 04/01/30, EUR	1,780	2,194
2.25%, 09/01/36, EUR (f)	1,376	1,844
4.00%, 02/01/37, EUR (f)	20	33
3.45%, 03/01/48, EUR (f)	18	29
3.85%, 09/01/49, EUR (f)	614	1,064
2.45%, 09/01/33 - 09/01/50, EUR (f)	75	102
2.80%, 03/01/67, EUR (f)	145	211
		17,489
United Kingdom 0.9%
HM Treasury
4.00%, 03/07/22, GBP (f)	23	31
1.75%, 09/07/22 - 07/22/57, GBP (f)	1,204	1,693
0.75%, 07/22/23, GBP (f)	444	586
2.75%, 09/07/24, GBP (f)	1,265	1,813
0.63%, 06/07/25, GBP	56	75
1.50%, 07/22/26, GBP	1	1
1.25%, 07/22/27, GBP	430	600
4.25%, 12/07/27, GBP (f)	178	299
4.75%, 12/07/38, GBP	649	1,433

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
4.25%, 12/07/46, GBP	906	2,134
1.75%, 01/22/49, GBP	965	1,556
2.50%, 07/22/65, GBP (f)	730	1,586
3.50%, 07/22/68, GBP (f)	14	39
		11,846
Spain 0.7%
Estado Espanol
0.40%, 04/30/22, EUR	1,156	1,374
0.25%, 07/30/24, EUR	196	235
0.00%, 04/30/23 - 01/31/25, EUR (p)	233	276
1.60%, 04/30/25, EUR (f)	980	1,249
1.95%, 04/30/26, EUR (f)	1,034	1,359
1.45%, 10/31/27, EUR (f)	15	19
1.40%, 07/30/28, EUR (f)	52	68
0.60%, 10/31/29, EUR	19	23
0.50%, 04/30/30, EUR (f)	1,570	1,895
1.25%, 10/31/30, EUR (f)	485	625
2.35%, 07/30/33, EUR	3	4
4.20%, 01/31/37, EUR (f)	506	926
1.20%, 10/31/40, EUR (f)	510	640
4.70%, 07/30/41, EUR	439	898
2.70%, 10/31/48, EUR (f)	92	152
1.00%, 10/31/50, EUR	29	33
3.45%, 07/30/66, EUR	134	272
		10,048
France 0.6%
Republique Francaise Presidence
0.00%, 03/25/23, EUR (f)	1,830	2,179
2.25%, 05/25/24, EUR (f)	458	594
0.50%, 05/25/26, EUR (f)	1,518	1,886
0.75%, 05/25/28, EUR (f)	1	1
1.25%, 05/25/34, EUR (f)	1,213	1,679
4.75%, 04/25/35, EUR (f)	22	44
1.75%, 06/25/39 - 05/25/66, EUR (f)	260	455
3.25%, 05/25/45, EUR (f)	586	1,171
2.00%, 05/25/48, EUR (f)	9	15
4.00%, 04/25/55, EUR	267	670
		8,694
Australia 0.3%
Commonwealth of Australia
2.00%, 12/21/21, AUD (f)	26	19
2.25%, 05/21/28, AUD (f)	1,591	1,274
3.75%, 04/21/37, AUD (f)	426	416
2.75%, 05/21/41, AUD (f)	120	104
3.00%, 03/21/47, AUD (f)	1,680	1,542
		3,355
Belgium 0.2%
Federale Overheidsdienst Kanselarij van de Eerste Minister
2.60%, 06/22/24, EUR (f)	13	17
1.00%, 06/22/26, EUR (f)	14	18
0.80%, 06/22/28, EUR (f)	741	953
0.10%, 06/22/30, EUR (f)	48	58
3.00%, 06/22/34, EUR (f)	325	544
1.90%, 06/22/38, EUR (f)	14	22
3.75%, 06/22/45, EUR (f)	245	522
1.60%, 06/22/47, EUR (g)	5	8
1.70%, 06/22/50, EUR	102	163
2.25%, 06/22/57, EUR	3	6
2.15%, 06/22/66, EUR (f)	92	181
		2,492
United Arab Emirates 0.2%
Abu Dhabi, Government of
0.75%, 09/02/23 (g)	601	599
The United Arab Emirates, Government of
2.50%, 10/11/22 (f)	1,655	1,712
		2,311
Canada 0.2%
Canada, Government of
1.75%, 03/01/23, CAD	1,118	871
0.50%, 09/01/25, CAD	130	98
1.50%, 06/01/26, CAD	330	264
2.00%, 06/01/28, CAD	1	1
2.25%, 06/01/29, CAD	434	374
1.25%, 06/01/30, CAD	130	104
5.00%, 06/01/37, CAD	58	72
3.50%, 12/01/45, CAD	194	225
2.75%, 12/01/48 - 12/01/64, CAD	278	299
		2,308
South Korea 0.2%
The Export-Import Bank of Korea
0.75%, 09/21/25	1,618	1,609
The Republic of Korea, Government of
0.00%, 09/16/25, EUR (p)	490	576
		2,185
Saudi Arabia 0.2%
Saudi Arabia, Kingdom of
2.90%, 10/22/25 (f)	1,060	1,130
3.25%, 10/26/26 (f)	918	997
		2,127
Kuwait 0.1%
Kuwait, Government of
2.75%, 03/20/22 (f)	1,657	1,700
Germany 0.1%
Bundesrepublik Deutschland
0.00%, 03/11/22 - 08/15/50, EUR	258	307
1.50%, 05/15/23, EUR (f)	427	530
0.25%, 02/15/27, EUR (f)	213	265
4.00%, 01/04/37, EUR (f)	98	199
3.25%, 07/04/42, EUR (f)	54	113
		1,414
Qatar 0.1%
The State of Qatar
3.40%, 04/16/25 (f)	1,180	1,291
Netherlands 0.1%
Staat der Nederlanden
0.25%, 07/15/29, EUR	400	499
0.00%, 01/15/52, EUR	500	588
		1,087
Denmark 0.0%
Danmarks Nationalbank
3.00%, 11/15/21, DKK	30	5
1.50%, 11/15/23, DKK (f)	28	5
1.75%, 11/15/25, DKK (f)	18	3
0.50%, 11/15/27, DKK	45	8
0.50%, 11/15/29, DKK (f)	1,476	252
4.50%, 11/15/39, DKK (f)	1,116	334
		607
Austria 0.0%
Republik Osterreich
0.85%, 06/30/20, EUR (f)	234	335
Sweden 0.0%
OSMTH Of the Kingdom Of Sweden
1.50%, 11/13/23, SEK (f)	35	4
2.50%, 05/12/25, SEK (f)	35	4
0.75%, 05/12/28, SEK (f)	1,895	227
2.25%, 06/01/32, SEK (f)	15	2
3.50%, 06/01/22 - 03/30/39, SEK (f)	500	85
		322
Total Government And Agency Obligations (cost $130,809)		135,508
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.5%
United States of America 0.5%
Carmax Auto Owner Trust 2018-2
Series 2018-A3-2, 2.98%, 01/17/23	90	91
Carmax Auto Owner Trust 2019-3
Series 2019-A2A-3, 2.21%, 12/15/22	183	184
CWMBS, Inc.
Series 2005-A36-24, REMIC, 5.50%, 11/25/35	441	363
Deephaven Residential Mortgage Trust
Series 2019-B2-4A, REMIC, 4.92%, 11/25/23	400	365
Exeter Automobile Receivables Trust
Series 2019-D-3A, 3.11%, 08/15/23	495	511
FWDSecuritization Trust
Series 2019-M1-INV1, 3.48%, 06/25/49 (h)	500	497

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
GM Financial Consumer Automobile Receivables Trust 2020-3
Series 2020-A2-3, 0.35%, 03/16/22	417	417
Honda Auto Receivables Owner Trust
Series 2018-A3-4, 3.16%, 01/18/22	390	398
Hyundai Auto Receivables Trust 2017-A
Series 2017-A4-A, 2.09%, 04/17/23	262	263
Hyundai Auto Receivables Trust 2018-B
Series 2018-A3-B, 3.20%, 12/15/22	372	378
Hyundai Auto Receivables Trust 2019-B
Series 2019-A2-B, 1.93%, 07/15/22	298	300
New Residential Mortgage Loan Trust
Series 2019-B1-NQM4, 3.74%, 10/25/24	400	353
PRPM, LLC
Series 2019-A1-3A, 3.35%, 07/25/22 (n)	412	411
Starwood Mortgage Residential Trust
Series 2019-M1-1, REMIC, 3.76%, 06/25/49	486	495
Series 2020-B1-1, REMIC, 3.73%, 02/25/50 (h)	500	427
Toyota Auto Receivables 2019-A Owner Trust
Series 2019-A2A-A, 2.83%, 10/15/21	77	77
Verus Securitization Trust
Series 2019-M1-INV2, REMIC, 3.50%, 07/25/59	500	498
Volt LXXXI, LLC
Series 2019-A1A-NPL7, REMIC, 3.18%, 09/26/22 (n)	245	245
Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,450)		6,273
PREFERRED STOCKS 0.2%
Germany 0.1%
Henkel AG & Co. KGaA (i)	2	182
Porsche Automobil Holding SE (i)	1	89
Sartorius AG	—	137
Volkswagen AG (i)	8	1,247
		1,655
Brazil 0.1%
Itau Unibanco Holding S.A. (i)	135	543
Switzerland 0.0%
Lindt & Spruengli AG (i)	—	93
Schindler Holding AG (i)	—	105
		198
Spain 0.0%
Grifols, S.A. - Class B	2	42
Italy 0.0%
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	—	5
Total Preferred Stocks (cost $2,230)		2,443
SENIOR FLOATING RATE INSTRUMENTS 0.0%
United States of America 0.0%
Foresight Energy, LLC
2019 Term Loan B, 0.00%, 03/16/22 (a) (d) (l)	85	6
Gavilan Resources, LLC
2nd Lien Term Loan, 0.00%, 02/24/24 (a) (d) (l)	45	—
Tapstone Energy Holdings III, LLC
Term Loan, 5.00%, (1M USD LIBOR + 4.00%), 04/17/24 (d) (h)	1	1
Total Senior Floating Rate Instruments (cost $126)		7
SHORT TERM INVESTMENTS 8.0%
Investment Companies 4.0%
JNL Government Money Market Fund - Institutional Class, 0.02% (m) (q)	54,810	54,810
Treasury Securities 2.4%
Canada, Government of
0.32%, 03/04/21, CAD (r)	14,570	10,939
0.27%, 04/01/21, CAD (r)	14,561	10,930
0.31%, 04/29/21, CAD (r)	14,564	10,931
		32,800
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (m) (q)	11,958	11,958
Commercial Paper 0.3%
Agricultural Bank of China Limited
0.40%, 10/23/20 (r)	600	600
AstraZeneca PLC
2.00%, 10/28/20 (r)	280	280
China Construction Bank Corporation
0.40%, 10/29/20 (r)	600	600
Enel Finance America, LLC
0.40%, 10/02/20 (r)	315	315
ENI Finance USA Inc.
0.58%, 07/30/21 (r)	250	249
Entergy Corporation
0.30%, 11/19/20 (r)	300	300
First Abu Dhabi Bank PJSC
0.40%, 08/27/21 (r)	591	590
Glencore Funding LLC
0.59%, 03/19/21 (r)	300	299
Hyundai Capital America
0.45%, 11/03/20 (r)	300	300
Rogers Communications Inc.
0.55%, 08/26/21 (r)	466	465
Toyota Motor Credit Corporation
1.60%, 02/01/21 (r)	280	280
Waste Management, Inc.
0.45%, 09/20/21 (r)	250	249
		4,527
Certificates of Deposit 0.3%
Barclays PLC
0.90%, 06/24/21	250	250
Credit Suisse Group AG
0.31%, 09/16/21	650	650
Shinhan Bank
0.58%, 08/23/21	58	58
Societe Generale
0.32%, 09/17/21	300	300
The Chiba Bank, Ltd.
0.37%, 11/13/20	387	387
The Norinchukin Bank
0.30%, 01/28/21	600	600
The Shizuoka Bank, Ltd.
0.39%, 02/05/21	650	650
Woori Bank
0.30%, 02/25/21	574	574
		3,469
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.12%, 03/11/21 (b) (r)	359	359
0.13%, 09/09/21 (r)	650	649
		1,008
Total Short Term Investments (cost $106,829)		108,572
Total Investments 100.0% (cost $1,296,305)		1,355,513
Total Securities Sold Short (0.9)% (proceeds $11,871)		(11,698)
Total Purchased Options 0.3% (cost $6,062)		4,566
Other Derivative Instruments 0.2%		3,023
Other Assets and Liabilities, Net 0.4%		4,260
Total Net Assets 100.0%		1,355,664

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security was on loan as of September 30, 2020.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $145,932 and 10.8% of the Fund.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Convertible security.

(j) Perpetual security. Next contractual call date presented, if applicable.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(l) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Investment in affiliate.

(n) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(o) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(p) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(r) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.9%)
COMMON STOCKS (0.8%)
United States of America (0.8%)
Acacia Communications, Inc.	(19)	(1,313)
Advanced Disposal Services, Inc.	(56)	(1,697)
Consolidated Edison, Inc.	(5)	(357)
Duke Energy Corporation	(3)	(277)
Exelon Corporation	(13)	(456)
Franklin Resources Inc.	(13)	(270)
General Electric Company	(47)	(290)
General Motors Company	(16)	(474)
Halliburton Company	(33)	(401)
Harley-Davidson, Inc.	(33)	(811)
Host Hotels & Resorts, Inc.	(7)	(72)
Immunomedics Inc.	(10)	(837)
Molson Coors Beverage Company - Class B	(16)	(535)
Momenta Pharmaceuticals, Inc.	(18)	(926)
National General Holdings Corp.	(3)	(91)
Pinnacle West Capital Corp.	(3)	(218)
Schlumberger Ltd.	(26)	(402)
Sirius XM Holdings Inc.	(209)	(1,122)
The Coca-Cola Company	(3)	(141)
Western Union Co.	(8)	(167)
Total Common Stocks (proceeds $11,039)		(10,857)
INVESTMENT COMPANIES (0.1%)
United States of America (0.1%)
iShares Russell 1000 Value ETF	(2)	(281)
iShares Russell 2000 ETF	(4)	(560)
Total Investment Companies (proceeds $832)		(841)
Total Securities Sold Short (0.9%) (proceeds $11,871)		(11,698)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/JPMorgan Global Allocation Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JPMorgan Emerging Markets Equity Fund	3,303	104	2,816	—	(327)	(264)	—	—
JPMorgan International Unconstrained Equity Fund	3,338	733	3,449	—	(367)	(255)	—	—
JPMorgan High Yield Fund	5,115	1,612	6,434	46	(296)	3	—	—
JPMorgan Managed Income Fund	1,124	1,027	2,135	10	(17)	1	—	—
JPMorgan Emerging Markets Strategic Debt Fund	1,024	11	887	11	(150)	2	—	—
Jackson National Life Global Funding	—	585	—	8	—	5	590	0.1
Jackson National Life Global Funding	—	1,239	877	7	2	6	370	—
	17,649	5,311	16,598	82	(1,155)	(502)	960	0.1

JNL/JPMorgan Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bundesrepublik Deutschland, 1.50%, 05/15/23	04/27/20	489	530	—
Bundesrepublik Deutschland, 0.25%, 02/15/27	04/27/20	243	265	—
Bundesrepublik Deutschland, 4.00%, 01/04/37	04/27/20	185	199	—
Bundesrepublik Deutschland, 3.25%, 07/04/42	07/31/20	114	113	—
China Development Bank, 0.88%, 01/24/24	07/09/20	1,149	1,197	0.1
Commonwealth of Australia, 2.00%, 12/21/21	06/26/19	18	19	—
Commonwealth of Australia, 2.25%, 05/21/28	04/27/20	1,157	1,274	0.1
Commonwealth of Australia, 3.75%, 04/21/37	04/27/20	371	416	—
Commonwealth of Australia, 2.75%, 05/21/41	09/30/20	104	104	—
Commonwealth of Australia, 3.00%, 03/21/47	04/27/20	1,516	1,542	0.1
Danmarks Nationalbank, 1.50%, 11/15/23	06/26/19	5	5	—
Danmarks Nationalbank, 1.75%, 11/15/25	06/26/19	3	3	—
Danmarks Nationalbank, 0.50%, 11/15/29	04/27/20	229	252	—
Danmarks Nationalbank, 4.50%, 11/15/39	04/27/20	300	334	—
Development Bank of Japan Inc., 0.88%, 10/10/25	07/09/20	1,133	1,182	0.1
Dexia Credit Local, 1.25%, 10/27/25	07/09/20	1,208	1,260	0.1
Estado Espanol, 1.60%, 04/30/25	08/26/20	1,254	1,249	0.1
Estado Espanol, 1.95%, 04/30/26	04/27/20	1,206	1,359	0.1
Estado Espanol, 1.45%, 10/31/27	03/26/20	18	19	—
Estado Espanol, 1.40%, 07/30/28	06/26/19	64	68	—
Estado Espanol, 0.50%, 04/30/30	04/27/20	1,640	1,895	0.1
Estado Espanol, 1.25%, 10/31/30	06/26/20	624	625	0.1
Estado Espanol, 4.20%, 01/31/37	04/27/20	788	926	0.1
Estado Espanol, 1.20%, 10/31/40	06/19/20	582	640	0.1
Estado Espanol, 2.70%, 10/31/48	04/27/20	125	152	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 2.60%, 06/22/24	06/26/19	16	17	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.00%, 06/22/26	06/26/19	17	18	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.80%, 06/22/28	04/27/20	854	953	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.10%, 06/22/30	07/31/20	58	58	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 3.00%, 06/22/34	04/27/20	480	544	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.90%, 06/22/38	06/26/19	19	22	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 3.75%, 06/22/45	04/27/20	456	522	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 2.15%, 06/22/66	04/27/20	150	181	—
HM Treasury, 4.00%, 03/07/22	08/09/19	29	31	—
HM Treasury, 1.75%, 09/07/22	04/27/20	1,246	1,297	0.1
HM Treasury, 0.75%, 07/22/23	02/26/20	572	586	0.1
HM Treasury, 2.75%, 09/07/24	04/27/20	1,732	1,813	0.1
HM Treasury, 4.25%, 12/07/27	04/27/20	285	299	—
HM Treasury, 1.75%, 07/22/57	04/27/20	406	396	—
HM Treasury, 2.50%, 07/22/65	06/26/19	1,638	1,586	0.1
HM Treasury, 3.50%, 07/22/68	08/09/19	32	39	—
Kuwait, Government of, 2.75%, 03/20/22	06/25/20	1,705	1,700	0.1
Mapletree Commercial Trust Management Ltd.	04/27/20	30	31	—
Media Group Holdings LLC	04/23/13	50,938	—	—
OSMTH Of the Kingdom Of Sweden, 3.50%, 06/01/22	06/26/19	4	4	—
OSMTH Of the Kingdom Of Sweden, 1.50%, 11/13/23	02/26/20	4	4	—
OSMTH Of the Kingdom Of Sweden, 2.50%, 05/12/25	06/26/19	4	4	—
OSMTH Of the Kingdom Of Sweden, 0.75%, 05/12/28	04/27/20	203	227	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
OSMTH Of the Kingdom Of Sweden, 2.25%, 06/01/32	06/26/19	2	2	—
OSMTH Of the Kingdom Of Sweden, 3.50%, 03/30/39	06/26/19	73	81	—
Public Joint Stock Company "Severstal"	04/27/20	558	590	0.1
Republik Osterreich, 0.85%, 06/30/20	06/25/20	291	335	—
Republique Francaise Presidence, 0.00%, 03/25/23	04/27/20	2,007	2,179	0.2
Republique Francaise Presidence, 2.25%, 05/25/24	04/27/20	545	594	0.1
Republique Francaise Presidence, 0.50%, 05/25/26	04/27/20	1,713	1,886	0.1
Republique Francaise Presidence, 0.75%, 05/25/28	06/26/19	1	1	—
Republique Francaise Presidence, 1.25%, 05/25/34	04/27/20	1,494	1,679	0.1
Republique Francaise Presidence, 4.75%, 04/25/35	06/26/19	41	44	—
Republique Francaise Presidence, 1.75%, 06/25/39	07/31/19	17	18	—
Republique Francaise Presidence, 3.25%, 05/25/45	04/27/20	1,023	1,171	0.1
Republique Francaise Presidence, 2.00%, 05/25/48	06/26/19	13	15	—
Republique Francaise Presidence, 1.75%, 05/25/66	04/27/20	390	437	—
Saudi Arabia, Kingdom of, 2.90%, 10/22/25	07/08/20	1,130	1,130	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	06/25/20	989	997	0.1
Segretariato Generale Della Presidenza Della Repubblica, 1.35%, 04/15/22	04/27/20	356	391	—
Segretariato Generale Della Presidenza Della Repubblica, 1.00%, 07/15/22	07/31/19	312	333	—
Segretariato Generale Della Presidenza Della Repubblica, 1.85%, 07/01/25	07/31/20	2,674	2,664	0.2
Segretariato Generale Della Presidenza Della Repubblica, 2.00%, 12/01/25	06/26/19	24	27	—
Segretariato Generale Della Presidenza Della Repubblica, 1.60%, 06/01/26	04/27/20	1,914	2,188	0.2
Segretariato Generale Della Presidenza Della Repubblica, 2.45%, 09/01/33	07/31/19	18	20	—
Segretariato Generale Della Presidenza Della Repubblica, 2.25%, 09/01/36	04/27/20	1,519	1,844	0.1
Segretariato Generale Della Presidenza Della Repubblica, 4.00%, 02/01/37	06/26/19	27	33	—
Segretariato Generale Della Presidenza Della Repubblica, 3.45%, 03/01/48	06/28/19	24	29	—
Segretariato Generale Della Presidenza Della Repubblica, 3.85%, 09/01/49	04/27/20	838	1,064	0.1
Segretariato Generale Della Presidenza Della Repubblica, 2.45%, 09/01/50	09/30/20	82	82	—
Segretariato Generale Della Presidenza Della Repubblica, 2.80%, 03/01/67	04/27/20	163	211	—
Temasek Financial (I) Limited, 3.63%, 08/01/28	07/09/20	1,180	1,184	0.1
The State of Qatar, 3.40%, 04/16/25	06/25/20	1,279	1,291	0.1
The United Arab Emirates, Government of, 2.50%, 10/11/22	06/25/20	1,707	1,712	0.1
TUI AG	04/27/20	18	16	—
X5 Retail Group N.V.	04/27/20	439	546	0.1
		98,264	50,754	3.7

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
90 Day Sterling	110	September 2021	GBP	13,741	(2)	16
AUD/USD Spot Rate	190	December 2020		13,875	63	(265)
Australia 3 Year Bond	6	December 2020	AUD	702	—	1
CAD/USD Spot Rate	457	December 2020		34,698	185	(363)
Canada 5 Year Bond	13	December 2020	CAD	1,685	(1)	1
EUR/USD Spot Rate	742	December 2020		109,634	(190)	(788)
Euro Bund	12	December 2020	EUR	2,087	(5)	9
Euro OAT	16	December 2020	EUR	2,691	(9)	7
Euro Schatz	19	December 2020	EUR	2,133	—	1
GBP/USD Spot Rate	131	December 2020		10,654	31	(89)
JPY/USD Spot Rate	732	December 2020		86,215	150	596
Long Gilt	18	December 2020	GBP	2,453	(10)	(4)
MSCI EAFE Index	15	December 2020		1,413	(8)	(23)
Russell 2000 Index	364	December 2020		27,342	(47)	38
S&P 500 Index	1,349	December 2020		224,628	1,234	1,464
United States 10 Year Note	437	December 2020		60,761	(109)	214
United States 2 Year Note	80	January 2021		17,669	(1)	8
United States 5 Year Note	12	January 2021		1,512	(1)	—
United States Long Bond	97	December 2020		17,073	(91)	26
					1,189	849
Short Contracts
90 Day Sterling	(110)	March 2021	GBP	(13,738)	1	(8)
Australia 10 Year Bond	(25)	December 2020	AUD	(3,693)	2	(30)
Canada 10 Year Bond	(6)	December 2020	CAD	(911)	2	—
Euro BOBL	(19)	December 2020	EUR	(2,565)	2	(4)
Italy Government BTP Bond	(1)	December 2020	EUR	(146)	1	(2)
Japan 10 Year Bond	(7)	December 2020	JPY	(106,322)	—	(2)
MSCI EAFE Index	(53)	December 2020		(4,895)	28	(16)
MSCI Emerging Markets Index	(129)	December 2020		(7,028)	(112)	8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/JPMorgan Global Allocation Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
United States 10 Year Note	(12)	December 2020	(1,672)	5	(2)
United States 10 Year Ultra Bond	(165)	December 2020	(26,303)	79	(83)
United States 2 Year Note	(18)	January 2021	(3,975)	—	(2)
United States 5 Year Note	(34)	January 2021	(4,283)	3	(2)
United States Ultra Bond	(8)	December 2020	(1,778)	16	3
				27	(140)

JNL/JPMorgan Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Put	3,225.00	12/18/20	187	2,392
S&P 500 Index	Put	3,050.00	12/18/20	267	2,174
					4,566

JNL/JPMorgan Global Allocation Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BCL	10/06/20	AUD	6,301	4,513	26
CAD/USD	BNP	10/05/20	CAD	3,605	2,708	18
DKK/USD	BNP	10/05/20	DKK	3,883	612	1
EUR/CAD	BNP	10/05/20	CAD	(234)	(175)	—
EUR/USD	BCL	10/05/20	EUR	39,825	46,678	12
EUR/USD	BNP	10/05/20	EUR	483	566	(6)
EUR/USD	MLP	10/05/20	EUR	146	171	(2)
EUR/USD	SSB	10/05/20	EUR	1,953	2,289	(16)
EUR/USD	BCL	11/04/20	EUR	514	603	1
EUR/USD	SSB	11/04/20	EUR	696	816	3
GBP/USD	BCL	10/05/20	GBP	146	189	(4)
GBP/USD	BCL	10/05/20	GBP	98	126	1
GBP/USD	BNP	10/05/20	GBP	9,901	12,776	68
JPY/USD	BCL	10/05/20	JPY	24,540	233	2
JPY/USD	SSB	10/05/20	JPY	3,723,399	35,299	56
JPY/USD	TDB	10/05/20	JPY	125,635	1,191	6
SEK/USD	SSB	10/05/20	SEK	4,350	486	3
USD/AUD	SSB	10/06/20	AUD	(6,301)	(4,514)	116
USD/AUD	BCL	11/04/20	AUD	(6,301)	(4,513)	(26)
USD/CAD	SSB	10/05/20	CAD	(3,372)	(2,533)	49
USD/CAD	SSB	10/19/20	CAD	(43,548)	(32,718)	320
USD/CAD	BNP	11/04/20	CAD	(3,605)	(2,709)	(18)
USD/DKK	BNP	10/05/20	DKK	(3,883)	(612)	10
USD/DKK	BNP	11/04/20	DKK	(3,883)	(612)	(1)
USD/EUR	BCL	10/05/20	EUR	(214)	(251)	1
USD/EUR	MLP	10/05/20	EUR	(225)	(263)	4
USD/EUR	SSB	10/05/20	EUR	(2,443)	(2,864)	27
USD/EUR	TDB	10/05/20	EUR	(39,675)	(46,502)	804
USD/EUR	BCL	11/04/20	EUR	(39,825)	(46,708)	(13)
USD/EUR	MLP	11/04/20	EUR	(510)	(598)	(4)
USD/GBP	MLP	10/05/20	GBP	(197)	(254)	1
USD/GBP	SSB	10/05/20	GBP	(9,947)	(12,835)	407
USD/GBP	BNP	11/04/20	GBP	(9,004)	(11,620)	(63)
USD/JPY	TDB	10/05/20	JPY	(3,873,574)	(36,723)	64
USD/JPY	SSB	11/04/20	JPY	(3,723,399)	(35,311)	(57)
USD/SEK	BNP	10/05/20	SEK	(4,350)	(486)	19
USD/SEK	SSB	11/04/20	SEK	(4,350)	(486)	(2)
					(134,031)	1,807

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/JPMorgan Growth & Income Fund
COMMON STOCKS 99.5%
Financials 22.4%
American Express Company	90	9,039
Bank of America Corporation	906	21,836
Berkshire Hathaway Inc. - Class B (a)	101	21,612
BlackRock, Inc.	41	23,064
Capital One Financial Corporation	76	5,454
Chubb Limited	77	8,998
Citigroup Inc.	207	8,938
Citizens Financial Group Inc.	166	4,204
Cullen/Frost Bankers Inc.	13	807
Loews Corp.	111	3,859
Marsh & McLennan Companies, Inc.	53	6,109
MetLife, Inc.	178	6,612
Morgan Stanley	422	20,393
Prudential Financial Inc.	65	4,101
T. Rowe Price Group, Inc.	31	4,037
The Charles Schwab Corporation	170	6,143
The Goldman Sachs Group, Inc.	51	10,343
The Hartford Financial Services Group, Inc.	238	8,766
The PNC Financial Services Group, Inc.	98	10,767
Truist Financial Corporation	341	12,983
U.S. Bancorp	191	6,843
Wayne Services Legacy Inc. (a) (b)	1	—
		204,908
Health Care 15.9%
AbbVie Inc.	111	9,702
Amgen Inc.	25	6,410
Anthem, Inc.	18	4,802
Becton, Dickinson and Company	50	11,558
Biogen Inc. (a)	7	1,868
Bristol-Myers Squibb Company	362	21,810
Cigna Holding Company	60	10,127
Eli Lilly & Co.	49	7,212
Humana Inc.	11	4,405
Johnson & Johnson	138	20,510
Medtronic Public Limited Company	157	16,342
Merck & Co., Inc.	105	8,738
Pfizer Inc.	173	6,362
UnitedHealth Group Incorporated	51	15,964
		145,810
Industrials 14.0%
CSX Corp.	70	5,462
Dover Corporation	136	14,753
Eaton Corporation Public Limited Company	109	11,084
General Dynamics Corporation	77	10,640
Honeywell International Inc.	57	9,460
IDEX Corporation	34	6,130
Kansas City Southern	60	10,858
Northrop Grumman Systems Corp.	27	8,477
Otis Worldwide Corporation	70	4,377
Parker-Hannifin Corporation	79	15,905
Raytheon BBN Technologies Corp.	206	11,879
Republic Services Inc.	87	8,151
Trane Technologies Public Limited Company	66	8,039
Watsco Inc.	14	3,261
		128,476
Information Technology 10.3%
Analog Devices, Inc.	144	16,769
Apple Inc.	69	8,042
Fidelity National Information Services, Inc.	70	10,345
International Business Machines Corporation	64	7,825
Lam Research Corp.	8	2,555
Microsoft Corporation	91	19,053
NXP Semiconductors N.V.	75	9,321
Texas Instruments Incorporated	144	20,618
		94,528
Consumer Discretionary 9.6%
AutoZone, Inc. (a)	10	11,780
Lowe`s Companies, Inc.	66	10,890
McDonald's Corporation	49	10,856
Newell Brands Inc.	258	4,430
NIKE, Inc. - Class B	102	12,804
Stanley Black & Decker, Inc.	33	5,364
The Home Depot, Inc.	74	20,483
TJX Cos. Inc.	183	10,201
TRU Kids Parent LLC (a) (b)	1	1,251
		88,059
Communication Services 7.8%
Alphabet Inc. - Class C (a)	13	19,042
Booking Holdings Inc. (a)	2	3,170
Comcast Corporation - Class A	441	20,412
Discovery, Inc. - Class A (a)	265	5,778
Expedia Group, Inc.	41	3,778
Verizon Communications Inc.	191	11,351
Walt Disney Co.	59	7,331
		70,862
Consumer Staples 6.4%
Altria Group, Inc.	132	5,104
Colgate-Palmolive Co.	163	12,603
Mondelez International, Inc. - Class A	191	10,945
PepsiCo, Inc.	47	6,566
Philip Morris International Inc.	163	12,247
Walmart Inc.	80	11,157
		58,622
Utilities 4.8%
CMS Energy Corp.	251	15,390
Entergy Corporation	52	5,080
NextEra Energy, Inc.	39	10,757
Public Service Enterprise Group Inc.	78	4,303
Xcel Energy Inc.	115	7,926
		43,456
Energy 3.6%
Chevron Corporation	173	12,451
ConocoPhillips	250	8,225
EOG Resources, Inc.	149	5,341
Phillips 66	38	1,964
Pioneer Natural Resources Co.	21	1,835
Valero Energy Corporation	81	3,522
		33,338
Materials 3.2%
Air Products and Chemicals, Inc.	35	10,290
Axalta Coating Systems Ltd. (a)	440	9,759
Ball Corporation	55	4,590
Vulcan Materials Co.	34	4,584
		29,223
Real Estate 1.5%
AvalonBay Communities, Inc.	33	4,854
Ventas, Inc.	119	4,994
Vornado Realty Trust	107	3,592
		13,440
Total Common Stocks (cost $832,948)		910,722
OTHER EQUITY INTERESTS 0.0%
Texas Competitive Electric Holdings Company LLC (a) (c) (d)	11,682	13
Tribune Media Company (a) (b) (c)	68	—
Walter Energy Inc. (a) (b) (c)	1,503	—
Total Other Equity Interests (cost $0)		13
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (e) (f)	3,351	3,351
Total Short Term Investments (cost $3,351)		3,351
Total Investments 99.9% (cost $836,299)		914,086
Other Assets and Liabilities, Net 0.1%		894
Total Net Assets 100.0%		914,980

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

Investments.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $13 and 0.0% of the Fund.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 97.3%
Information Technology 27.1%
Accenture Public Limited Company - Class A (a)	18	3,969
Advanced Micro Devices, Inc. (b)	31	2,535
Analog Devices, Inc. (a)	26	3,002
Apple Inc.	288	33,322
Applied Materials, Inc.	40	2,380
Automatic Data Processing, Inc. (a)	8	1,188
Booz Allen Hamilton Holding Corporation - Class A	6	466
Cisco Systems, Inc. (a)	37	1,464
FleetCor Technologies Inc. (b)	1	344
Fortinet, Inc. (b)	2	282
HP Inc. (a)	56	1,070
Intel Corporation	21	1,100
International Business Machines Corporation (a)	22	2,708
Intuit Inc. (a)	11	3,502
Lam Research Corp. (a)	6	1,881
Leidos Holdings Inc. (a)	20	1,747
MasterCard Incorporated - Class A (a)	26	8,691
Microchip Technology Incorporated	9	924
Micron Technology, Inc. (b)	27	1,276
Microsoft Corporation (a)	150	31,454
Motorola Solutions Inc.	2	259
NVIDIA Corporation (a)	9	4,643
NXP Semiconductors N.V. (a)	17	2,089
Paypal Holdings, Inc. (a) (b)	30	5,974
Qorvo, Inc. (b)	10	1,249
Qualcomm Incorporated	7	791
Salesforce.Com, Inc. (a) (b)	25	6,263
TE Connectivity Ltd.	8	807
Texas Instruments Incorporated (a)	33	4,698
Workday, Inc. - Class A (b)	5	1,101
		131,179
Health Care 13.8%
AbbVie Inc.	57	4,959
ABIOMED, Inc. (b)	1	208
Alexion Pharmaceuticals, Inc. (a) (b)	15	1,666
Amgen Inc.	3	788
Anthem, Inc. (a)	6	1,589
Baxter International Inc. (a)	28	2,246
Becton, Dickinson and Company	6	1,467
Biogen Inc. (a) (b)	5	1,295
Boston Scientific Corporation (a) (b)	41	1,585
Bristol-Myers Squibb Company (a)	76	4,609
Centene Corporation (b)	6	332
Cigna Holding Company (a)	14	2,444
DaVita Inc. (b)	—	21
DexCom Inc. (b)	2	651
Edwards Lifesciences Corporation (b)	6	492
Eli Lilly & Co. (a)	26	3,812
Illumina, Inc. (a) (b)	4	1,187
Intuitive Surgical, Inc. (a) (b)	1	947
Johnson & Johnson (a)	29	4,248
McKesson Corporation (a)	17	2,609
Medtronic Public Limited Company (a)	38	3,976
Merck & Co., Inc. (a)	70	5,819
Pfizer Inc.	22	791
Regeneron Pharmaceuticals, Inc. (a) (b)	3	1,719
Thermo Fisher Scientific Inc. (a)	13	5,729
UnitedHealth Group Incorporated (a)	20	6,216
Vertex Pharmaceuticals Incorporated (a) (b)	8	2,072
Waters Corp. (b)	1	227
Zimmer Biomet Holdings, Inc. (a)	21	2,889
		66,593
Consumer Discretionary 12.0%
Amazon.com, Inc. (b)	8	24,695
AutoZone, Inc. (a) (b)	2	2,152
Best Buy Co., Inc. (a)	26	2,888
Carter's Inc.	13	1,089
Delta Air Lines, Inc. (a)	16	489
Dollar Tree Inc. (b)	12	1,075
General Motors Company	29	870
H & R Block, Inc.	7	108
Hilton Worldwide Holdings Inc.	13	1,090
Lennar Corporation - Class A (a)	25	2,045
Lowe`s Companies, Inc. (a)	29	4,861
Magna International Inc.	15	695
NIKE, Inc. - Class B (a)	29	3,645
Ross Stores Inc. (a)	1	71
Southwest Airlines Co.	21	778
Stanley Black & Decker, Inc. (a)	15	2,481
The Home Depot, Inc. (a)	20	5,432
TJX Cos. Inc. (a)	36	1,997
Yum! Brands, Inc.	17	1,556
		58,017
Communication Services 11.4%
Alphabet Inc. - Class A (b)	6	9,387
Alphabet Inc. - Class C (b)	5	7,546
Altice USA, Inc. - Class A (b)	18	457
Booking Holdings Inc. (a) (b)	1	1,971
Charter Communications, Inc. - Class A (a) (b)	8	4,757
Comcast Corporation - Class A (a)	102	4,726
Discovery, Inc. - Class A (a) (b) (c)	36	782
Discovery, Inc. - Class C (b)	52	1,013
Electronic Arts Inc. (b)	5	707
Facebook, Inc. - Class A (a) (b)	39	10,114
Lyft, Inc. (b)	8	212
Netflix, Inc. (a) (b)	11	5,623
T-Mobile USA, Inc. (a) (b)	25	2,828
Verizon Communications Inc. (a)	88	5,213
		55,336
Financials 10.6%
American International Group, Inc.	15	402
Bank of America Corporation (a)	89	2,137
Berkshire Hathaway Inc. - Class B (a) (b)	37	7,791
BlackRock, Inc. (a)	5	2,947
Capital One Financial Corporation (a)	26	1,864
Chubb Limited	11	1,337
Citigroup Inc. (a)	100	4,317
Citizens Financial Group Inc.	37	924
Intercontinental Exchange, Inc.	11	1,149
KeyCorp (a)	125	1,492
MarketAxess Holdings Inc.	1	618
Marsh & McLennan Companies, Inc.	9	984
MetLife, Inc.	5	199
Morgan Stanley (a)	58	2,821
MSCI Inc.	2	658
Progressive Corp. (a)	27	2,567
Regions Financial Corporation	96	1,113
S&P Global Inc. (a)	9	3,094
State Street Corporation	18	1,067
T. Rowe Price Group, Inc.	3	439
The Allstate Corporation (a)	26	2,424
The Goldman Sachs Group, Inc.	6	1,111
The Hartford Financial Services Group, Inc. (a)	18	650
Truist Financial Corporation	17	644
U.S. Bancorp	29	1,058
Visa Inc. - Class A (a)	23	4,651
Voya Financial, Inc.	6	298
Wells Fargo & Company (a)	101	2,384
		51,140
Industrials 6.8%
Carrier Global Corporation	42	1,276
Cintas Corp. (a)	2	589
CSX Corp. (a)	24	1,842
Cummins Inc. (a)	9	1,981
Deere & Company	6	1,382
Eaton Corporation Public Limited Company (a)	33	3,367
Emerson Electric Co.	18	1,163
General Dynamics Corporation (a)	6	773
Honeywell International Inc. (a)	32	5,262
Masco Corporation (a)	29	1,590
Norfolk Southern Corporation (a)	18	3,753
Northrop Grumman Systems Corp. (a)	6	1,898
Parker-Hannifin Corporation (a)	11	2,270
Raytheon BBN Technologies Corp.	38	2,167

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Snap-On Inc.	5	716
Trane Technologies Public Limited Company	13	1,576
Union Pacific Corporation (a)	3	654
Verisk Analytics, Inc.	3	508
		32,767
Consumer Staples 6.5%
Altria Group, Inc. (a)	68	2,618
ConAgra Brands Inc.	8	297
Constellation Brands, Inc. - Class A (a)	13	2,414
Costco Wholesale Corporation (a)	6	2,091
Estee Lauder Cos. Inc. - Class A	5	1,035
Kimberly-Clark Corporation (a)	16	2,417
Mondelez International, Inc. - Class A (a)	57	3,302
Philip Morris International Inc. (a)	44	3,317
Procter & Gamble Co. (a)	51	7,063
Target Corporation	19	2,958
The Coca-Cola Company (a)	66	3,253
The Kroger Co.	23	798
		31,563
Utilities 2.8%
Ameren Corporation	10	771
CMS Energy Corp.	19	1,155
DTE Energy Company	10	1,139
Entergy Corporation (a)	25	2,461
FirstEnergy Corp.	10	274
NextEra Energy, Inc. (a)	18	4,914
Public Service Enterprise Group Inc.	30	1,626
Sempra Energy	5	592
Xcel Energy Inc. (a)	12	855
		13,787
Materials 2.5%
Air Products and Chemicals, Inc.	4	1,088
Avery Dennison Corporation	8	1,062
Celanese Corp. - Class A	9	1,011
Crown Holdings Inc. (b)	12	932
Dow Inc.	22	1,050
DuPont de Nemours, Inc.	17	971
Eastman Chemical Co. (a)	25	1,945
Linde Public Limited Company (a)	6	1,514
LyondellBasell Industries N.V. - Class A	8	595
Newmont Corporation	13	846
Packaging Corporation of America	3	362
Westrock Company, Inc.	17	601
		11,977
Energy 2.0%
Cabot Oil & Gas Corp.	8	139
Cheniere Energy, Inc. (b)	10	473
Chevron Corporation (a)	41	2,975
Diamondback Energy, Inc.	14	435
EOG Resources, Inc. (a)	39	1,406
Exxon Mobil Corporation	20	678
Kinder Morgan, Inc.	37	454
Phillips 66	24	1,252
Pioneer Natural Resources Co. (a)	18	1,564
The Williams Companies, Inc.	20	400
		9,776
Real Estate 1.8%
Camden Property Trust	12	1,064
Equinix, Inc. (a)	3	2,544
Equity Lifestyle Properties, Inc.	7	426
Mid-America Apartment Communities, Inc.	7	864
ProLogis Inc. (a)	27	2,754
Realty Income Corporation	4	216
Sun Communities Inc.	2	321
UDR, Inc.	5	161
Ventas, Inc.	13	550
		8,900
Total Common Stocks (cost $391,605)		471,035
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	9,377	9,377
Total Short Term Investments (cost $9,377)		9,377
Total Investments 99.2% (cost $400,982)		480,412
Total Purchased Options 3.6% (cost $16,263)		17,433
Other Derivative Instruments (3.4)%		(16,651)
Other Assets and Liabilities, Net 0.6%		3,087
Total Net Assets 100.0%		484,281

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) All or a portion of the security was on loan as of September 30, 2020.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	86	December 2020	14,284	69	130

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Put	3,180.00	12/31/20	1,398	17,433

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Call	3,510.00	12/31/20	1,398	(12,344)
S&P 500 Index	Put	2,675.00	12/31/20	1,398	(4,376)
					(16,720)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 97.9%
Information Technology 36.5%
Advanced Micro Devices, Inc. (a)	402	32,985
Amphenol Corporation - Class A	325	35,199
Booz Allen Hamilton Holding Corporation - Class A	507	42,104
Cadence Design Systems Inc. (a)	383	40,829
Coupa Software Incorporated (a)	80	21,829
Cree, Inc. (a)	136	8,662
CrowdStrike Holdings, Inc. - Class A (a)	302	41,416
DocuSign, Inc. (a)	160	34,481
Enphase Energy, Inc. (a)	397	32,772
Entegris, Inc.	465	34,561
Equifax Inc.	233	36,542
FleetCor Technologies Inc. (a)	107	25,405
Global Payments Inc.	171	30,318
HubSpot Inc. (a)	109	31,795
IHS Markit Ltd.	506	39,742
Keysight Technologies, Inc. (a)	319	31,481
Lam Research Corp.	77	25,644
Microchip Technology Incorporated	289	29,667
MongoDB, Inc. - Class A (a)	109	25,142
Okta, Inc. - Class A (a)	172	36,718
RingCentral, Inc. - Class A (a)	139	38,061
ServiceNow, Inc. (a)	36	17,411
Snowflake Inc. - Class A (a) (b)	36	9,111
SolarEdge Technologies Ltd. (a)	176	41,902
Splunk Inc. (a)	289	54,370
Spotify Technology S.A. (a)	182	44,172
Square, Inc. - Class A (a)	127	20,676
Synopsys Inc. (a)	246	52,605
Teradyne Inc.	272	21,629
The Trade Desk, Inc. - Class A (a)	105	54,524
Twilio Inc. - Class A (a)	97	23,869
Xilinx, Inc.	334	34,806
Zebra Technologies Corp. - Class A (a)	123	31,103
Zscaler, Inc. (a)	206	28,926
		1,110,457
Health Care 19.3%
Acadia Healthcare Company, Inc. (a)	313	9,217
Agios Pharmaceuticals, Inc. (a)	263	9,205
Alnylam Pharmaceuticals, Inc. (a)	189	27,460
Amedisys, Inc. (a)	103	24,258
BioMarin Pharmaceutical Inc. (a)	113	8,627
Catalent Inc. (a)	295	25,313
Centene Corporation (a)	345	20,147
Cooper Cos. Inc.	72	24,306
DexCom Inc. (a)	53	21,724
Exact Sciences Corporation (a)	354	36,111
Exelixis, Inc. (a)	861	21,049
Horizon Therapeutics Public Limited Company (a)	555	43,089
Insulet Corporation (a)	145	34,353
Intercept Pharmaceuticals, Inc. (a)	85	3,520
Jazz Pharmaceuticals Public Limited Company (a)	169	24,055
McKesson Corporation	243	36,190
Mettler-Toledo International Inc. (a)	38	36,216
Neurocrine Biosciences, Inc. (a)	169	16,289
ResMed Inc.	243	41,743
Royalty Pharma PLC - Class A	389	16,365
Seattle Genetics Inc. (a)	133	26,027
Teladoc Health, Inc. (a) (b)	180	39,507
Veeva Systems Inc. - Class A (a)	156	43,837
		588,608
Consumer Discretionary 16.2%
Brunswick Corp.	241	14,221
Burlington Stores Inc. (a)	143	29,430
Carmax Inc. (a)	278	25,542
Chewy, Inc. - Class A (a) (b)	287	15,747
Chipotle Mexican Grill Inc. (a)	35	43,281
FTI Consulting Inc. (a)	214	22,688
Garmin Ltd.	256	24,313
Helen of Troy Ltd (a)	133	25,777
Las Vegas Sands Corp.	454	21,202
Lululemon Athletica Inc. (a)	113	37,351
National Vision Holdings, Inc. (a)	483	18,470
NVR, Inc. (a)	6	22,865
O'Reilly Automotive, Inc. (a)	153	70,499
Stanley Black & Decker, Inc.	194	31,499
Thor Industries Inc.	165	15,727
Tractor Supply Co.	348	49,868
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	114	25,646
		494,126
Industrials 13.0%
AMETEK, Inc.	246	24,423
Carlisle Cos. Inc.	155	19,016
Copart Inc. (a)	375	39,435
CoStar Group, Inc. (a)	43	36,146
Fortune Brands Home & Security, Inc.	380	32,886
Generac Holdings Inc. (a)	255	49,417
HEICO Corp. - Class A	230	20,408
Ingersoll Rand Inc. (a)	500	17,812
ITT Industries Holdings, Inc.	327	19,333
Nordson Corp.	118	22,680
Old Dominion Freight Line Inc.	182	32,891
Trane Technologies Public Limited Company	257	31,113
Trex Company, Inc. (a)	362	25,948
Waste Connections, Inc.	235	24,445
		395,953
Financials 6.7%
East West Bancorp, Inc.	212	6,928
Evercore Inc. - Class A	201	13,190
First Republic Bank	192	20,907
MarketAxess Holdings Inc.	61	29,329
MSCI Inc.	94	33,395
Progressive Corp.	264	25,012
Rocket Companies, Inc. - Class A (a) (b)	546	10,886
S&P Global Inc.	53	19,220
SelectQuote, Inc. (a)	550	11,137
The Blackstone Group Inc.	266	13,875
The Charles Schwab Corporation	578	20,959
		204,838
Communication Services 5.0%
Booking Holdings Inc. (a)	12	21,041
GoodRx Holdings, Inc. - Class A (a)	90	5,032
Lyft, Inc. (a)	350	9,637
Match Group Holdings II, LLC (a)	401	44,341
New York Times Co. - Class A	396	16,941
Pinterest, Inc. - Class A (a)	413	17,131
Take-Two Interactive Software Inc. (a)	222	36,646
		150,769
Materials 1.2%
Ball Corporation	453	37,620
Total Common Stocks (cost $2,236,575)		2,982,371
SHORT TERM INVESTMENTS 2.9%
Investment Companies 1.8%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	53,695	53,695
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	34,427	34,427
Total Short Term Investments (cost $88,122)		88,122
Total Investments 100.8% (cost $2,324,697)		3,070,493
Other Assets and Liabilities, Net (0.8)%		(24,866)
Total Net Assets 100.0%		3,045,627

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 81.1%
Mortgage-Backed Securities 23.2%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	49	56
7.00%, 04/01/29 - 06/01/32	40	45
5.00%, 08/01/33 - 12/01/34	567	650
3.88%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 12/01/35 (a)	272	285
5.50%, 07/01/38	1,395	1,640
4.50%, 10/01/40	607	681
3.00%, 01/01/47 - 06/01/50	25,236	26,797
3.50%, 09/01/46 - 01/01/50	15,580	16,703
2.50%, 05/01/50 - 07/01/50	98,426	103,463
2.00%, 09/01/50 (b)	18,561	19,242
Federal National Mortgage Association, Inc.
4.00%, 02/01/25 - 03/01/48	25,604	28,198
3.18%, 09/01/25	4,981	5,245
3.03%, 12/01/25	20,350	22,519
2.94%, 01/01/26	22,701	24,952
3.10%, 01/01/26	7,500	8,381
6.50%, 03/01/26 - 03/01/36	112	136
3.26%, 12/01/26	1,871	2,117
3.11%, 03/01/27	2,874	3,237
3.33%, 03/01/27	2,420	2,715
3.00%, 06/01/27 - 02/01/50	13,287	14,419
3.13%, 11/01/29	2,151	2,440
7.00%, 05/01/26 - 01/01/30	10	11
8.00%, 11/01/29 - 03/01/31	25	30
7.50%, 02/01/31	3	4
3.96%, 06/01/33	10,901	13,769
2.52%, 09/01/34	7,040	7,793
2.41%, 10/01/34	10,650	11,684
5.50%, 02/01/35 - 10/01/36	1,824	2,117
6.00%, 02/01/31 - 12/01/36	3,040	3,622
2.04%, 06/01/37	5,485	5,892
5.00%, 09/01/35 - 11/01/40	9,129	10,480
3.50%, 06/01/42 - 10/01/49	37,526	40,846
2.50%, 03/01/50 - 05/01/50	80,708	85,054
REMIC, 2.90%, 06/25/27	8,242	9,067
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	573	671
2.50%, 09/15/49 - 01/20/50	21,747	23,669
4.00%, 01/20/50	12,148	12,855
3.00%, 04/15/50	24,667	25,887
		537,372
Collateralized Mortgage Obligations 20.1%
Federal Home Loan Mortgage Corporation
Series 30-264, 3.00%, 07/15/42	12,984	13,866
Series PV-3860, REMIC, 5.00%, 05/15/22	2,051	2,124
Series VC-4050, REMIC, 4.00%, 07/15/23	3,261	3,358
Series ZA-2639, REMIC, 5.00%, 07/15/23	1,109	1,162
Series D-3542, REMIC, 4.50%, 06/15/24	3,386	3,574
Series BY-3104, REMIC, 5.50%, 01/15/26	1,406	1,522
Series VN-4445, REMIC, 4.00%, 05/15/26	1,150	1,237
Series KW-3874, REMIC, 4.50%, 06/15/26	3,000	3,215
Series B-3917, REMIC, 4.50%, 08/15/26	1,500	1,659
Series GT-3270, REMIC, 5.50%, 01/15/27	2,308	2,502
Series VE-4050, REMIC, 4.00%, 01/15/29	4,532	4,777
Series VB-4095, REMIC, 3.50%, 03/15/29	4,249	4,518
Series DG-3737, REMIC, 5.00%, 10/15/30	931	988
Series PA-3981, REMIC, 3.00%, 04/15/31	3,884	4,055
Series AM-2525, REMIC, 4.50%, 04/15/32	125	138
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,839
Series MJ-2638, REMIC, 5.00%, 07/15/33	763	855
Series QD-2882, REMIC, 4.50%, 07/15/34	206	216
Series MU-2915, REMIC, 5.00%, 01/15/35	1,077	1,206
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,183	2,697
Series CB-3688, REMIC, 4.00%, 06/15/36	1,071	1,192
Series PB-3283, REMIC, 5.50%, 07/15/36	887	1,037
Series B-3413, REMIC, 5.50%, 04/15/37	205	232
Series PE-3341, REMIC, 6.00%, 07/15/37	623	742
Series PL-3832, REMIC, 5.00%, 08/15/39	58	58
Series HZ-4365, REMIC, 3.00%, 01/15/40	6,015	6,281
Series QH-3699, REMIC, 5.50%, 07/15/40	1,547	1,731
Series PB-4047, REMIC, 3.50%, 01/15/41	12,000	12,756
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,779
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	5,650
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	4,235
Series KR-4945, REMIC, 2.50%, 09/25/49	9,307	9,768
Series MD-4937, REMIC, 2.50%, 10/25/49	9,316	9,733
Series PA-4933, REMIC, 2.50%, 10/25/49	13,894	14,434
Series 2020-M55G-1, REMIC, 3.00%, 08/25/59	11,732	12,385
Federal National Mortgage Association, Inc.
Series 2007-AH-115, REMIC, 5.00%, 12/25/22	16	16
Series 2008-KB-59, REMIC, 4.50%, 07/25/23	—	—
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	532	556
Series 2012-VA-47, REMIC, 4.00%, 03/25/25	5,764	5,953
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	10,000	10,897
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	3,086
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	107	111
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	8,000	8,801
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	3,999	4,369
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,345
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	4,264
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	4,817
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	11,027
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	11,739
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	5,623
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	217	247
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	14,922	15,992
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	1,769	2,044
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36 (c)	594	567
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	6,507
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	283	298
Series 2012-QE-47, REMIC, 4.00%, 05/25/38	285	285
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	2,091	2,350
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	123	133
Series 2010-SL-4, REMIC, 11.25%, (11.59% - (1M USD LIBOR * 2.25)), 02/25/40 (a)	25	43
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	1,979	2,104
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,742
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	2,165	2,667
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	1,764	1,818
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	694	820
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	4,217
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	8,577	9,243
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	1,539	1,729
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	4,576	4,933
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	15,260
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	336	396
Series 2020-BG-33, REMIC, 2.00%, 05/25/30	20,707	21,256
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	5,684
Series 2019-CA-71, REMIC, 2.50%, 07/25/46	9,639	10,026
Series 2017-CA-52, REMIC, 3.00%, 07/25/47	6,511	7,017
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	4,679	4,873
Series 2019-KA-42, REMIC, 3.00%, 07/25/49	20,817	22,090
Series 2019-JA-81, REMIC, 2.50%, 09/25/49	6,774	7,155
Series 2020-JC-12, REMIC, 2.00%, 03/25/50	38,738	39,891
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	683	713
Series 2003-Z-27, REMIC, 5.50%, 03/20/33	658	762
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	610	696
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	862	1,010
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	1,186	1,386
Interest Only, Series 2008-SA-40, REMIC, 6.25%, (6.40% - (1M USD LIBOR * 1)), 05/16/38 (a)	1,280	281
Series 2010-CL-166, REMIC, 4.00%, 11/20/38	2,007	2,009
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	1,424	1,466
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	2,417	2,753
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	16,131	19,137
Interest Only, Series 2011-SH-97, REMIC, 5.97%, (6.13% - (1M USD LIBOR * 1)), 07/20/41 (a)	2,322	495
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	14,402

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Series 2013-FA-H16, REMIC, 0.69%, (1M USD LIBOR + 0.54%), 07/20/63 (a)	9,722	9,748
Series 2016-AC-19, REMIC, 3.00%, 02/20/46	1,284	1,455
Principal Only, Series 2018-BO-46, REMIC, 0.00%, 03/20/48	4,714	4,401
		466,226
U.S. Treasury Note 18.5%
Treasury, United States Department of
2.63%, 05/15/21 - 02/15/29	85,000	92,153
2.00%, 11/30/22	40,000	41,606
1.13%, 02/28/25 - 02/28/27	115,000	119,870
2.25%, 08/15/27	40,000	44,863
1.50%, 02/15/30	40,000	43,144
0.63%, 03/31/27 - 08/15/30	85,000	85,810
		427,446
U.S. Treasury Bond 8.0%
Treasury, United States Department of
0.00%, 08/15/21 (c)	25,000	24,975
5.38%, 02/15/31	23,000	33,860
1.13%, 05/15/40	10,000	9,845
3.75%, 11/15/43	7,000	10,397
3.00%, 05/15/45 - 02/15/48	37,500	50,402
2.25%, 08/15/49	5,000	5,946
2.00%, 02/15/50 (d)	40,000	45,238
1.25%, 05/15/50	5,000	4,738
		185,401
Commercial Mortgage-Backed Securities 5.4%
Federal Home Loan Mortgage Corporation
Series A2-K049, REMIC, 3.01%, 07/25/25	8,067	8,890
Series A2-K052, REMIC, 3.15%, 11/25/25	8,050	8,964
Series K067-A2, REMIC, 3.19%, 07/25/27	6,557	7,480
Series A2-K068, REMIC, 3.24%, 08/25/27	5,000	5,754
Series A2-K069, REMIC, 3.19%, 09/25/27 (a)	4,000	4,596
Series A1-K087, REMIC, 3.59%, 10/25/27	3,692	4,145
Series APT2-Q013, REMIC, 1.29%, 05/25/50 (a) (e)	6,750	6,817
Federal National Mortgage Association, Inc.
Series 2015-A2-M13, REMIC, 2.80%, 06/25/25 (a)	5,151	5,504
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (a)	13,761	14,943
Series 2017-A2-M13, REMIC, 3.04%, 09/25/27 (a)	2,753	3,102
Series 2019-A2-M1, REMIC, 3.67%, 09/25/28 (a)	4,000	4,712
Series 2019-A2-M7, REMIC, 3.14%, 05/25/29	3,125	3,568
Series 2020-A2-M8, REMIC, 1.82%, 02/25/30	9,000	9,343
Series 2019-A2-M31, REMIC, 2.85%, 04/25/34	9,000	9,922
Series 2020-AL-M8, REMIC, 2.01%, 03/25/35	9,996	10,352
Series 2019-AL2-M14, REMIC, 3.07%, 04/25/48	14,861	16,855
		124,947
U.S. Government Agency Obligations 3.1%
Federal Farm Credit Banks Funding Corporation
3.33%, 04/28/37 (f)	7,500	9,353
Federal Home Loan Banks Office of Finance
5.25%, 12/11/20 (f)	4,500	4,545
5.75%, 06/12/26 (f)	5,000	6,464
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (c) (f)	4,000	3,736
Resolution Funding Corporation
Principal Only, 0.00%, 10/15/20 - 01/15/30 (c) (f)	25,660	23,584
Tennessee Valley Authority
0.75%, 05/15/25 (f)	4,500	4,569
Interest Only, 0.00%, 01/15/21 - 07/15/37 (c) (f)	20,487	18,867
		71,118
U.S. Treasury Inflation Indexed Securities 2.3%
Treasury, United States Department of
1.38%, 02/15/44 (g)	36,965	52,456
Sovereign 0.5%
Israel, Government of
Interest Only, 0.00%, 11/01/21 (c)	10,000	9,936
Saskatchewan, Government Of
9.38%, 12/15/20	1,500	1,526
		11,462
Total Government And Agency Obligations (cost $1,773,765)		1,876,428
CORPORATE BONDS AND NOTES 7.7%
Financials 2.5%
Banco Santander, S.A.
2.75%, 05/28/25 (h)	2,600	2,728
Bank of America Corporation
3.55%, 03/05/24	5,000	5,323
Berkshire Hathaway Inc.
3.40%, 01/31/22	1,619	1,684
Citigroup Inc.
4.50%, 01/14/22	3,028	3,183
Credit Suisse (USA), Inc.
3.00%, 10/29/21	894	919
Morgan Stanley
2.70%, 01/22/31	4,300	4,588
New York Life Global Funding
2.00%, 04/13/21 (i)	1,639	1,654
Protective Life Global Funding
1.17%, 07/15/25 (j)	7,790	7,842
State Street Corporation
3.15%, 03/30/31 (i)	2,000	2,276
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	840	897
2.91%, 06/05/23	1,350	1,397
Truist Financial Corporation
1.20%, 08/05/25 (d)	5,000	5,086
U.S. Bancorp
3.00%, 03/15/22	1,715	1,778
1.38%, 07/22/30	10,000	9,910
Wells Fargo & Company
2.16%, 02/11/26	8,200	8,514
		57,779
Consumer Staples 1.3%
Archer-Daniels-Midland Company
3.25%, 03/27/30	2,625	2,998
Cargill, Incorporated
2.13%, 04/23/30 (i)	2,480	2,596
Costco Wholesale Corporation
1.60%, 04/20/30	4,750	4,839
Kimberly-Clark Corporation
2.40%, 03/01/22	700	719
Mondelez International, Inc.
1.50%, 05/04/25	4,400	4,521
PepsiCo, Inc.
3.00%, 08/25/21	782	801
1.63%, 05/01/30	3,380	3,466
The Coca-Cola Company
1.65%, 06/01/30	10,000	10,309
		30,249
Communication Services 1.0%
AT&T Inc.
1.65%, 02/01/28	7,515	7,522
The Walt Disney Company
2.00%, 09/01/29	3,900	4,030
T-Mobile USA, Inc.
3.88%, 04/15/30 (i)	10,000	11,410
		22,962
Health Care 0.6%
AbbVie Inc.
3.45%, 03/15/22 (i)	991	1,027
3.20%, 11/21/29 (i)	5,000	5,501
MultiCare Health System
2.80%, 08/15/50	1,250	1,242
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	5,000	5,084
Zoetis Inc.
2.00%, 05/15/30	2,200	2,272
		15,126

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Industrials 0.6%
ABB Finance (USA) Inc.
2.88%, 05/08/22	571	592
Caterpillar Financial Services Corporation
0.95%, 05/13/22	10,000	10,097
Lockheed Martin Corporation
3.35%, 09/15/21	547	563
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (i)	2,898	2,992
		14,244
Utilities 0.6%
Berkshire Hathaway Energy Company
3.70%, 07/15/30 (i)	10,000	11,739
Duke Energy Florida, LLC
3.10%, 08/15/21	1,203	1,224
Virginia Electric and Power Company
2.95%, 01/15/22 (d)	870	890
		13,853
Information Technology 0.4%
Apple Inc.
1.13%, 05/11/25	6,700	6,840
MasterCard Incorporated
3.35%, 03/26/30	1,250	1,464
		8,304
Consumer Discretionary 0.3%
Toyota Motor Credit Corporation
1.15%, 05/26/22	7,000	7,089
Real Estate 0.2%
Boston Properties Limited Partnership
2.75%, 10/01/26	2,580	2,767
Healthpeak Properties, Inc.
3.40%, 02/01/25	1,515	1,658
		4,425
Energy 0.2%
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	1,134
Magellan Midstream Partners, L.P.
3.20%, 03/15/25	1,072	1,138
Occidental Petroleum Corporation
3.13%, 02/15/22	666	630
Phillips 66
4.30%, 04/01/22	912	961
		3,863
Total Corporate Bonds And Notes (cost $170,367)		177,894
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.1%
Alternative Loan Trust
Series 2006-2A1A-OA9, REMIC, 0.37%, (1M USD LIBOR + 0.21%), 07/20/46 (a)	279	206
Series 2006-1A1A-OA17, REMIC, 0.35%, (1M USD LIBOR + 0.20%), 12/20/46 (a)	445	351
American Homes 4 Rent
Series 2014-A-SFR2, REMIC, 3.79%, 10/17/24	4,495	4,800
AMSR 2020-SFR3 Trust
Series 2020-A-SFR3, 1.36%, 09/17/25	7,389	7,408
Bank 2020-BNK26
Series 2020-A4-BN26, REMIC, 2.40%, 02/15/30	5,000	5,368
BBCMS Trust
Series 2015-A1-VFM, REMIC, 2.47%, 03/10/26	2,302	2,305
BB-UBS Trust
Series 2012-A-TFT, REMIC, 2.89%, 06/07/30	5,546	5,158
Capital One Multi-Asset Execution Trust
Series 2019-A3-A3, 2.06%, 08/17/26	15,150	16,274
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	5,000	5,056
Citigroup Commercial Mortgage Trust
Series 2020-A5-GC46, REMIC, 2.72%, 02/15/30	8,750	9,590
COMM Mortgage Trust
Interest Only, Series 2012-XA-CR2, REMIC, 1.79%, 08/15/45 (a)	13,558	287
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	231	246
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	8,775	9,674
CWABS, Inc.
Series 2004-A-I, 0.44%, (1M USD LIBOR + 0.29%), 02/15/34 (a)	40	40
DT Auto Owner Trust 2020-2
Series 2020-A-2A, 1.14%, 01/15/24	3,782	3,784
Eleven Madison Trust Mortgage Trust
Series 2015-A-11MD, REMIC, 3.67%, 09/11/25 (a)	2,989	3,239
Exeter Automobile Receivables Trust 2020-2
Series 2020-A-2A, 1.13%, 08/15/23	3,476	3,486
FirstKey Homes 2020-SFR1 Trust
Series 2020-A-SFR1, 1.34%, 08/19/37	6,485	6,506
GM Financial Consumer Automobile Receivables Trust
Series 2019-A3-1, 2.97%, 07/16/22	3,867	3,946
GS Mortgage Securities Trust
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	11,888
GS Mortgage Securities Trust 2020-GC45
Series 2020-A5-GC45, REMIC, 2.91%, 12/14/29	10,000	11,126
Home Equity Mortgage Loan Asset-Backed Trust
Series 2006-A-A, REMIC, 0.41%, (1M USD LIBOR + 0.26%), 06/25/36 (a)	663	51
Honda Auto Receivables 2020-2 Owner Trust
Series 2020-A2-2, 0.74%, 11/15/21	3,500	3,509
MASTR Adjustable Rate Mortgages Trust
Series 2004-3A2-1, REMIC, 2.60%, 02/25/34 (a)	234	223
Morgan Stanley Mortgage Capital Holdings LLC
Series 2004-4A2-8AR, REMIC, 2.88%, 10/25/34 (a)	115	114
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34	1,653	1,613
Progress Residential 2020-SFR3 Trust
Series 2020-A-SFR3, 1.29%, 10/19/27 (b)	12,990	12,996
SACO I Trust
Series 2006-A-6, REMIC, 0.41%, (1M USD LIBOR + 0.26%), 06/25/36 (a)	47	44
Structured Asset Mortgage Investments II Trust
Series 2006-A1A-AR7, REMIC, 0.36%, (1M USD LIBOR + 0.21%), 08/25/36 (a)	511	481
Tricon American Homes 2020-SFR1
Series 2020-A-SFR1, REMIC, 1.50%, 07/17/26	11,700	11,758
Tricon American Homes Trust
Series 2016-A-SFR1, REMIC, 2.59%, 11/18/21	5,651	5,663
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	662	801
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/10/22	4,560	4,336
Wells Fargo Commercial Mortgage Trust
Series 2019-A4-C53, REMIC, 3.04%, 10/17/29	6,000	6,728
WFRBS Commercial Mortgage Trust
Series 2011-A4-C3, REMIC, 4.38%, 05/17/21	4,378	4,419
Worldwide Plaza Trust
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27	2,139	2,338
Total Non-U.S. Government Agency Asset-Backed Securities (cost $161,696)		165,812
SHORT TERM INVESTMENTS 6.3%
Investment Companies 6.0%
JNL Government Money Market Fund - Institutional Class, 0.02% (k) (l)	138,498	138,498
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (k) (l)	7,501	7,501
Total Short Term Investments (cost $145,999)		145,999
Total Investments 102.2% (cost $2,251,827)		2,366,133
Other Assets and Liabilities, Net (2.2)%		(51,888)
Total Net Assets 100.0%		2,314,245

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2020, the total payable for investments purchased on a delayed delivery basis was $32,209.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) All or a portion of the security was on loan as of September 30, 2020.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) The security is a direct debt of the agency and not collateralized by mortgages.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Convertible security.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $39,195 and 1.7% of the Fund.

(j) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/JPMorgan U.S. Government & Quality Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Protective Life Global Funding, 1.17%, 07/15/25	07/08/20	7,790	7,842	0.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 94.7%
United Kingdom 17.1%
AON Public Limited Company	45	9,305
Blue Prism Group PLC (a) (b)	90	1,552
Coca-Cola European Partners PLC	144	5,681
Compass Group PLC	185	2,781
Dechra Pharmaceuticals PLC	62	2,564
Informa Switzerland Limited	749	3,624
InterContinental Hotels Group PLC	60	3,170
Linde Public Limited Company	14	3,274
Relx PLC	235	5,230
Rio Tinto PLC	135	8,087
Tesco PLC	2,170	5,951
		51,219
Japan 15.5%
Digital Garage Inc.	92	3,143
Fanuc Ltd.	20	3,833
Kaleidoscape, Y.K.	30	1,974
Kao Corp.	67	5,031
Makita Corp.	163	7,812
NEXON Co.,Ltd.	220	5,490
Nintendo Co. Ltd.	19	10,956
Suzuki Motor Corp.	110	4,688
Yamaha Corp.	78	3,728
		46,655
France 9.6%
Alstom (a)	65	3,226
Engie (a)	517	6,912
Eurazeo SA (a)	41	2,210
Sanofi SA	102	10,197
Vivendi SA	229	6,353
		28,898
Germany 9.1%
Beiersdorf AG	37	4,228
Hensoldt AG (a)	137	1,858
Infineon Technologies AG	103	2,882
Knorr - Bremse Aktiengesellschaft	25	2,917
SAP SE	46	7,097
TeamViewer AG (a)	54	2,673
Vonovia SE	83	5,714
		27,369
Ireland 7.5%
Accenture Public Limited Company - Class A	23	5,233
CRH Plc	149	5,390
Medtronic Public Limited Company	72	7,528
Ryanair Holdings Plc - ADR (a)	52	4,286
		22,437
Canada 6.7%
CAE Inc.	353	5,160
Cogeco Communications	26	2,143
National Bank of Canada	118	5,873
Suncor Energy Inc.	149	1,823
Toromont Industries Ltd.	85	5,062
		20,061
Hong Kong 6.2%
AIA Group Limited	961	9,527
ESR Cayman Limited (a)	1,435	4,461
Techtronic Industries Company Limited	341	4,542
		18,530
Spain 4.5%
Bankinter SA	581	2,496
Industria de Diseno Textil, S.A.	184	5,115
Siemens Gamesa Renewable Energy, S.A.	218	5,874
		13,485
Switzerland 4.1%
ABB Ltd.	325	8,254
Julius Bar Gruppe AG	98	4,166
		12,420
Italy 3.1%
Enel SpA	814	7,062
Technogym S.p.A. (a)	245	2,104
		9,166
Denmark 2.9%
Carlsberg A/S - Class B	31	4,234
Genmab A/S (a)	12	4,470
		8,704
Finland 2.0%
Sampo Oyj - Class A	153	6,041
Israel 1.5%
Bank Leumi Le-Israel BM	302	1,334
Israel Discount Bank Ltd. - Class A	1,193	3,223
		4,557
Singapore 1.0%
DBS Group Holdings Ltd.	210	3,078
Sweden 1.0%
Hexagon Aktiebolag - Class B (a)	40	2,988
Norway 1.0%
Equinor ASA	208	2,961
Portugal 1.0%
Energias de Portugal SA	595	2,922
Macau 0.9%
Sands China Ltd.	700	2,726
Total Common Stocks (cost $266,760)		284,217
PREFERRED STOCKS 2.8%
Germany 2.8%
Volkswagen AG (c)	53	8,455
Total Preferred Stocks (cost $8,994)		8,455
SHORT TERM INVESTMENTS 2.4%
Investment Companies 2.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	7,269	7,269
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (d) (e)	63	63
Total Short Term Investments (cost $7,332)		7,332
Total Investments 99.9% (cost $283,086)		300,004
Other Assets and Liabilities, Net 0.1%		200
Total Net Assets 100.0%		300,204

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 98.7%
United States of America 52.1%
Alphabet Inc. - Class A (a)	20	29,758
Amazon.com, Inc. (a)	18	56,079
Autodesk, Inc. (a)	53	12,244
Colgate-Palmolive Co.	141	10,907
Deere & Company	130	28,834
Expeditors International of Washington Inc.	118	10,655
Facebook, Inc. - Class A (a)	153	40,129
Microsoft Corporation	131	27,480
Oracle Corporation	489	29,171
Qualcomm Incorporated	137	16,099
Salesforce.Com, Inc. (a)	120	30,086
Schlumberger Ltd.	362	5,629
SEI Investments Co.	148	7,489
The Boeing Company	109	17,994
Under Armour Inc. - Class A (a)	772	8,669
Visa Inc. - Class A	162	32,374
Yum China Holdings, Inc.	439	23,275
Yum! Brands, Inc.	60	5,522
		392,394
China 13.9%
Alibaba Group Holding Limited - ADS (a)	168	49,286
Baidu, Inc. - Class A - ADR (a)	104	13,226
Tencent Holdings Limited	406	27,395
Trip.com Group Limited - ADR (a)	467	14,547
		104,454
Switzerland 8.3%
Nestle SA	126	14,989
Novartis AG	196	17,037
Roche Holding AG	89	30,408
		62,434
Argentina 6.9%
MercadoLibre S.R.L (a)	48	51,980
Netherlands 5.7%
Adyen B.V. (a)	16	29,333
Core Laboratories N.V.	27	407
NXP Semiconductors N.V.	106	13,280
		43,020
United Kingdom 5.6%
Experian PLC	534	20,095
Reckitt Benckiser Group PLC	88	8,623
Unilever N.V.	224	13,496
		42,214
Japan 2.3%
Fanuc Ltd.	89	17,083
Brazil 1.6%
American Beverage Co Ambev - ADR	5,285	11,943
Denmark 1.1%
Novo Nordisk A/S - Class B	116	7,996
France 0.8%
Sodexo SA	84	5,972
Hong Kong 0.4%
Budweiser Brewing Company APAC Limited	1,143	3,355
Total Common Stocks (cost $564,748)		742,845
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	4,879	4,879
Total Short Term Investments (cost $4,879)		4,879
Total Investments 99.4% (cost $569,627)		747,724
Other Assets and Liabilities, Net 0.6%		4,784
Total Net Assets 100.0%		752,508

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/Loomis Sayles Global Growth Fund- Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	CIT	10/06/20	HKD	(1,035)	(134)	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Lord Abbett Short Duration Income Fund
CORPORATE BONDS AND NOTES 55.2%
Financials 20.2%
AerCap Ireland Capital Designated Activity Company
3.50%, 01/15/25	300	292
AIB Group Public Limited Company
4.75%, 10/12/23 (a)	400	433
Ally Financial Inc.
1.45%, 10/02/23	46	46
5.13%, 09/30/24	700	780
5.75%, 11/20/25	32	36
American Express Company
0.90%, (3M USD LIBOR + 0.65%), 02/27/23 (b)	30	30
Australia and New Zealand Banking Group Limited
4.50%, 03/19/24 (a) (c)	250	275
4.40%, 05/19/26 (a) (c)	200	225
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	158	158
Banco de Credito del Peru
2.70%, 01/11/25 (a)	72	75
Bank of America Corporation
4.20%, 08/26/24	700	778
0.98%, 09/25/25	221	221
3.09%, 10/01/25	202	218
2.46%, 10/22/25	350	369
3.37%, 01/23/26	524	571
2.02%, 02/13/26	167	173
1.32%, 06/19/26	369	371
BankUnited, Inc.
4.88%, 11/17/25	388	439
Barclays PLC
5.14%, 10/14/20	300	300
10.18%, 06/12/21 (a)	208	220
Bayer US Finance II LLC
0.86%, (3M USD LIBOR + 0.63%), 06/25/21 (a) (b)	300	301
4.25%, 12/15/25 (a)	400	457
BBVA Bancomer, S.A.
6.75%, 09/30/22 (a)	350	377
BBVA USA
2.50%, 08/27/24	250	260
BG Gas International B.V.
0.00%, 11/04/21 (d) (e)	350	347
Canadian Imperial Bank of Commerce
0.95%, 06/23/23 (c)	148	149
Capital One Financial Corporation
2.60%, 05/11/23	91	95
CIT Group Inc.
5.00%, 08/01/23	425	442
4.75%, 02/16/24	481	496
3.93%, 06/19/24	50	50
Citigroup Inc.
0.93%, (3M USD LIBOR + 0.69%), 10/27/22 (b)	490	492
3.14%, 01/24/23	151	156
1.68%, 05/15/24	86	88
4.04%, 06/01/24	290	313
4.40%, 06/10/25	800	900
3.70%, 01/12/26	550	618
3.11%, 04/08/26	1,080	1,165
Citizens Bank, National Association
1.04%, (3M USD LIBOR + 0.81%), 05/26/22 (b)	260	262
CNH Industrial Capital LLC
4.38%, 11/06/20	52	52
4.88%, 04/01/21	123	125
CNO Financial Group, Inc.
5.25%, 05/30/25	250	286
Commonwealth Bank of Australia
4.50%, 12/09/25 (a)	250	283
Credit Suisse Group AG
2.19%, 06/05/26 (a)	500	516
Daimler Finance North America LLC
0.92%, (3M USD LIBOR + 0.67%), 11/05/21 (a) (b)	625	625
1.18%, (3M USD LIBOR + 0.90%), 02/15/22 (a) (b)	350	351
Danske Bank A/S
3.00%, 09/20/22 (a)	550	561
5.00%, 01/12/23 (a)	200	210
1.17%, 12/11/23 (a)	218	218
5.38%, 01/12/24 (a)	200	225
3.24%, 12/20/25 (a)	400	426
1.62%, 09/11/26 (a)	219	217
Diamond Finance International Limited
4.42%, 06/15/21 (a)	54	55
5.88%, 06/15/21 (a)	4	4
5.45%, 06/15/23 (a)	1,075	1,178
Discover Bank
3.35%, 02/06/23	300	317
Enel Finance International N.V.
4.63%, 09/14/25 (a)	300	347
Equitable Financial Life Global Funding
1.40%, 07/07/25 (a)	72	74
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25 (a)	360	403
Ford Motor Credit Company LLC
5.88%, 08/02/21	325	332
3.81%, 10/12/21	400	401
1.33%, (3M USD LIBOR + 1.08%), 08/03/22 (b)	525	497
4.25%, 09/20/22	200	201
5.13%, 06/16/25	200	206
General Motors Financial Company, Inc.
3.20%, 07/06/21	250	253
3.15%, 06/30/22	825	847
5.20%, 03/20/23	46	50
2.75%, 06/20/25	166	170
Glencore Funding LLC
4.13%, 05/30/23 (a)	1,000	1,070
4.63%, 04/29/24 (a)	250	275
HSBC Holdings PLC
4.25%, 03/14/24	300	322
IHS Markit Ltd.
4.13%, 08/01/23	311	337
Imperial Brands Finance PLC
3.75%, 07/21/22 (a)	310	324
ING Groep N.V.
1.37%, (3M USD LIBOR + 1.15%), 03/29/22 (b)	250	252
Intercontinental Exchange, Inc.
0.70%, 06/15/23	76	76
Itau Unibanco Holding S.A.
2.90%, 01/24/23 (a)	200	202
Jefferies Financial Group Inc.
5.50%, 10/18/23	250	275
JPMorgan Chase & Co.
3.88%, 09/10/24	1,000	1,106
2.01%, 03/13/26	300	311
Lloyds Banking Group PLC
1.33%, 06/15/23 (c)	200	201
Macquarie Bank Limited
4.88%, 06/10/25 (a) (c)	400	448
Macquarie Group Limited
3.19%, 11/28/23 (a)	250	261
Morgan Stanley
4.10%, 05/22/23	540	583
5.00%, 11/24/25	300	352
Muthoot Finance Limited
4.40%, 09/02/23 (a)	200	195
NatWest Markets N.V.
4.75%, 07/28/25 (a)	208	235
NatWest Markets PLC
6.13%, 12/15/22	447	490
Navient Corporation
5.00%, 10/26/20	399	400
6.63%, 07/26/21	150	152
5.88%, 10/25/24	224	223
Nesco Holdings, Inc.
10.00%, 08/01/24 (a)	100	105
Nielsen Finance LLC
5.00%, 04/15/22 (a)	350	350

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Nordea Bank AB
4.88%, 05/13/21 (a)	325	333
4.25%, 09/21/22 (a)	200	213
3.75%, 08/30/23 (a)	400	432
Pacific Life Global Funding
1.20%, 06/24/25 (a)	40	40
Petrobras Global Finance B.V.
8.38%, 05/23/21	268	279
Protective Life Global Funding
1.08%, 06/09/23 (a)	150	152
Quicken Loans Inc.
5.75%, 05/01/25 (a)	90	93
Santander UK Group Holdings PLC
3.37%, 01/05/24	200	208
SLM Corporation
5.50%, 01/25/23	183	185
Springleaf Finance Corporation
7.75%, 10/01/21	296	310
Standard Chartered PLC
4.25%, 01/20/23 (a)	200	208
SunTrust Banks, Inc.
0.87%, (3M USD LIBOR + 0.59%), 05/17/22 (b)	325	327
Swedbank AB
1.30%, 06/02/23 (a)	200	203
The Goldman Sachs Group, Inc.
1.01%, (3M USD LIBOR + 0.75%), 02/23/23 (b)	82	82
1.30%, (3M USD LIBOR + 1.05%), 06/05/23 (b)	327	331
1.26%, (3M USD LIBOR + 1.00%), 07/24/23 (b)	180	182
1.86%, (3M USD LIBOR + 1.60%), 11/29/23 (b)	423	435
3.50%, 01/23/25 - 04/01/25	759	836
3.27%, 09/29/25	500	541
Turkiye Vakiflar Bankasi T.A.O.
5.63%, 05/30/22 (a)	200	195
UBS AG
7.63%, 08/17/22	250	278
5.13%, 05/15/24 (e)	500	551
UBS Group AG
1.01%, 07/30/24 (a) (c)	200	201
UBS Group Funding (Switzerland) AG
1.48%, (3M USD LIBOR + 1.22%), 05/23/23 (a) (b)	250	254
Volkswagen Group of America, Inc.
2.90%, 05/13/22 (a)	200	207
4.25%, 11/13/23 (a)	250	275
Wells Fargo & Company
2.41%, 10/30/25	303	318
2.16%, 02/11/26	1,823	1,893
2.19%, 04/30/26	565	588
Woodside Finance Limited
4.60%, 05/10/21 (a)	1,250	1,266
ZF North America Capital, Inc.
4.50%, 04/29/22 (a)	200	205
4.75%, 04/29/25 (a)	300	308
		42,882
Energy 8.9%
BP Capital Markets America Inc.
3.19%, 04/06/25	250	275
BP Capital Markets Plc
3.99%, 09/26/23	458	502
Cenovus Energy Inc.
3.00%, 08/15/22	325	317
3.80%, 09/15/23	275	266
5.38%, 07/15/25	38	37
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	841	968
5.88%, 03/31/25	292	333
Cimarex Energy Co.
4.38%, 06/01/24	175	186
Continental Resources, Inc.
5.00%, 09/15/22	1,125	1,116
3.80%, 06/01/24	250	232
Diamondback Energy, Inc.
2.88%, 12/01/24	636	638
4.75%, 05/31/25	54	58
5.38%, 05/31/25	800	827
Florida Gas Transmission Company, LLC
3.88%, 07/15/22 (a)	300	312
Greenko Mauritius
6.25%, 02/21/23 (a)	200	205
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (a)	200	181
JSC National Company 'KazMunayGas'
3.88%, 04/19/22 (a)	300	310
Laredo Petroleum, Inc.
9.50%, 01/15/25	266	158
Magnolia Oil & Gas Operating LLC
6.00%, 08/01/26 (a)	144	141
Marathon Petroleum Corporation
3.40%, 12/15/20	500	501
Matador Resources Company
5.88%, 09/15/26	50	42
MEG Energy Corp.
6.50%, 01/15/25 (a)	400	392
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (a)	205	206
Montage Resources Corporation
8.88%, 07/15/23	445	453
MPLX LP
5.25%, 01/15/25	1,274	1,322
Murphy Oil Corporation
6.88%, 08/15/24	100	92
NGPL PipeCo LLC
4.38%, 08/15/22 (a)	200	207
NOVA Gas Transmission Ltd.
7.88%, 04/01/23	500	579
Occidental Petroleum Corporation
1.50%, (3M USD LIBOR + 1.25%), 08/13/21 (b)	300	284
2.60%, 04/15/22 (f)	250	236
1.73%, (3M USD LIBOR + 1.45%), 08/15/22 (b)	502	454
Parsley Energy, LLC
5.38%, 01/15/25 (a)	300	299
Petroleos Mexicanos
6.38%, 02/04/21	200	202
Phillips 66
0.83%, (3M USD LIBOR + 0.60%), 02/26/21 (b)	820	820
Reliance Industries Limited
5.40%, 02/14/22 (a)	1,000	1,052
Sabine Pass Liquefaction, LLC
5.63%, 04/15/23	200	219
5.75%, 05/15/24	650	736
Seven Generations Energy Ltd.
6.75%, 05/01/23 (a)	248	243
5.38%, 09/30/25 (a)	268	254
Southern Natural Gas Company, L.L.C.
4.40%, 06/15/21	263	267
Suncor Energy Inc.
3.10%, 05/15/25	250	269
Suncor Energy Ventures Holding Corporation
4.50%, 04/01/22 (a)	225	231
Sunoco Logistics Partners Operations L.P.
4.40%, 04/01/21	750	759
SunPower Corporation
0.88%, 06/01/21 (c) (e)	18	18
Tengizchevroil Finance Company S.A R.L.
2.63%, 08/15/25 (a)	200	200
The Williams Companies, Inc.
4.55%, 06/24/24	250	277
Valero Energy Corporation
1.20%, 03/15/24	116	116
3.65%, 03/15/25	33	36
2.85%, 04/15/25	313	328
Viper Energy Partners LP
5.38%, 11/01/27 (a)	283	280
Western Midstream Operating, LP
1.12%, (3M USD LIBOR + 0.85%), 01/13/23 (b) (g)	306	284
WPX Energy, Inc.
5.25%, 09/15/24	16	17
5.75%, 06/01/26	92	95
		18,832

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Health Care 4.3%
AbbVie Inc.
2.60%, 11/21/24 (a)	288	305
3.80%, 03/15/25 (a)	250	277
3.60%, 05/14/25	117	130
Acadia Healthcare Company, Inc.
5.63%, 02/15/23	205	206
6.50%, 03/01/24	247	253
Air Medical Group Holdings LLC
6.38%, 05/15/23 (a)	132	132
Bausch Health Companies Inc.
5.50%, 03/01/23 (a)	100	100
6.13%, 04/15/25 (a)	415	425
Becton, Dickinson and Company
1.28%, (3M USD LIBOR + 1.03%), 06/06/22 (b) (f)	600	604
Cardinal Health, Inc.
1.02%, (3M USD LIBOR + 0.77%), 06/15/22 (b)	171	172
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	130	137
Cigna Holding Company
0.90%, (3M USD LIBOR + 0.65%), 09/17/21 (b)	500	502
4.13%, 11/15/25	250	286
Encompass Health Corporation
5.13%, 03/15/23	114	114
Fresenius Medical Care
5.88%, 01/31/22 (a)	250	266
Gilead Sciences, Inc.
0.75%, 09/29/23	157	157
HCA Inc.
5.25%, 04/15/25 - 06/15/26	1,437	1,664
Health Care Service Corporation, A Mutual Legal Reserve Company
1.50%, 06/01/25 (a)	50	51
Mednax, Inc.
5.25%, 12/01/23 (a)	336	340
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (a)	367	377
Polaris Intermediate School
8.50%, 12/01/22 (a) (h)	63	64
Royalty Pharma PLC
0.75%, 09/02/23 (a)	79	79
1.20%, 09/02/25 (a)	525	523
Select Medical Corporation
6.25%, 08/15/26 (a)	250	260
Tenet Healthcare Corporation
8.13%, 04/01/22	400	445
Universal Health Services, Inc.
5.00%, 06/01/26 (a)	500	519
Zimmer Biomet Holdings, Inc.
0.98%, (3M USD LIBOR + 0.75%), 03/19/21 (b)	276	276
3.55%, 04/01/25	350	387
		9,051
Consumer Discretionary 4.0%
Argos Holdings Inc.
7.13%, 03/15/23 (a)	74	75
Avon International Operations Inc.
7.88%, 08/15/22 (a)	397	402
Bacardi Limited
4.45%, 05/15/25 (a)	200	223
BMW US Capital, LLC
3.90%, 04/09/25 (a)	550	614
Carnival Corporation
11.50%, 04/01/23 (a)	584	654
Carvana Co.
8.88%, 10/01/23 (a)	45	47
Century Communities, Inc.
5.88%, 07/15/25	300	312
Colt Merger Sub, Inc.
5.75%, 07/01/25 (a)	25	26
D.R. Horton, Inc.
2.60%, 10/15/25	358	384
Dollar Tree, Inc.
4.00%, 05/15/25	25	28
eBay Inc.
1.90%, 03/11/25	170	177
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	168	175
Ford Motor Company
8.50%, 04/21/23	175	191
General Motors Company
5.40%, 10/02/23	23	25
6.13%, 10/01/25	22	26
Hasbro, Inc.
3.00%, 11/19/24 (g)	250	265
Hyundai Capital America
1.07%, (3M USD LIBOR + 0.82%), 03/12/21 (a) (b)	350	350
1.25%, 09/18/23 (a)	333	332
IHO Verwaltungs GmbH
4.75%, 09/15/26 (a) (h)	400	407
KFC Holding Co.
5.00%, 06/01/24 (a)	460	472
KGA Escrow, LLC
7.50%, 08/15/23 (a)	10	10
Las Vegas Sands Corp.
3.20%, 08/08/24	370	375
2.90%, 06/25/25	250	249
Laureate Education, Inc.
8.25%, 05/01/25 (a)	150	159
M/I Homes Inc.
5.63%, 08/01/25	256	265
Mattel, Inc.
3.15%, 03/15/23	350	343
Newell Brands Inc.
4.35%, 04/01/23 (g)	300	314
4.88%, 06/01/25	19	21
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (a)	488	500
Scientific Games International, Inc.
8.63%, 07/01/25 (a)	200	209
Shea Homes Limited Partnership, A California Limited Partnership
6.13%, 04/01/25 (a)	450	464
Tesla Inc.
5.30%, 08/15/25 (a)	200	207
The William Carter Company
5.50%, 05/15/25 (a)	49	52
Toyota Motor Credit Corporation
1.35%, 08/25/23	127	130
		8,483
Industrials 4.0%
Adani Ports and Special Economic Zone Limited
3.95%, 01/19/22 (a)	200	204
Aircastle Limited
4.40%, 09/25/23	200	199
Allison Transmission, Inc.
5.00%, 10/01/24 (a)	18	18
Bombardier Inc.
8.75%, 12/01/21 (a)	12	12
Carrier Global Corporation
2.24%, 02/15/25 (a)	565	589
CNH Industrial N.V.
4.50%, 08/15/23	250	271
H&E Equipment Services, Inc.
5.63%, 09/01/25	250	261
Howmet Aerospace Inc.
5.13%, 10/01/24	130	137
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	410	450
5.00%, 11/15/25 (a)	500	513
Hutchison Whampoa Finance (CI) Limited
3.63%, 10/31/24 (a)	400	438
Manitowoc Foodservice Companies, LLC
9.50%, 02/15/24	38	39
Otis Worldwide Corporation
0.75%, (3M USD LIBOR + 0.45%), 04/05/23 (b)	250	250
Park Aerospace Holdings Limited
4.50%, 03/15/23 (a)	470	465

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Penske Truck Leasing Co., L.P.
3.45%, 07/01/24 (a)	200	216
Rolls-Royce Plc
2.38%, 10/14/20 (a)	200	200
Ryder System, Inc.
3.75%, 06/09/23	125	134
2.50%, 09/01/24	149	157
3.35%, 09/01/25	45	49
Summit Materials, LLC
5.13%, 06/01/25 (a)	51	52
The Boeing Company
2.80%, 03/01/23	443	448
4.51%, 05/01/23 (g)	775	816
4.88%, 05/01/25 (g)	964	1,052
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (a)	51	52
Westinghouse Air Brake Technologies Corporation
4.38%, 08/15/23	225	240
3.20%, 06/15/25 (g)	26	27
XPO Logistics, Inc.
6.50%, 06/15/22 (a)	364	365
ZLS Prestigia Ltd
5.00%, 11/01/22 (a)	750	805
		8,459
Communication Services 3.3%
Altice France
7.38%, 05/01/26 (a)	500	524
Baidu, Inc.
4.38%, 05/14/24	400	439
Consolidated Communications, Inc.
6.50%, 10/01/22	93	93
GCI, LLC
6.88%, 04/15/25	170	176
Greeneden U.S. Holdings II, LLC
10.00%, 11/30/24 (a)	135	143
iHeartCommunications, Inc.
6.38%, 05/01/26	160	167
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (i)	1,000	1,004
Netflix, Inc.
3.63%, 06/15/25 (a)	225	235
Sirius XM Radio Inc.
3.88%, 08/01/22 (a)	340	344
Tencent Holdings Limited
1.18%, (3M USD LIBOR + 0.91%), 04/11/24 (a) (b)	260	259
1.81%, 01/26/26 (a)	200	204
T-Mobile USA, Inc.
6.00%, 03/01/23	561	562
6.50%, 01/15/26	266	278
1.50%, 02/15/26 (a)	89	89
Uber Technologies, Inc.
7.50%, 11/01/23 (a)	208	216
VeriSign, Inc.
4.63%, 05/01/23	417	420
5.25%, 04/01/25	720	795
Vodafone Group Public Limited Company
1.26%, (3M USD LIBOR + 0.99%), 01/16/24 (b)	300	302
Weibo Corporation
1.25%, 11/15/22 (c)	350	333
3.50%, 07/05/24	400	421
		7,004
Utilities 3.2%
Calpine Corporation
5.25%, 06/01/26 (a)	150	156
Comision Federal de Electricidad
4.88%, 05/26/21 (a)	400	409
Dominion Energy, Inc.
0.65%, (3M USD LIBOR + 0.40%), 12/01/20 (a) (b)	71	71
3.07%, 08/15/24 (j)	225	242
DTE Energy Company
2.53%, 10/01/24 (j)	225	239
1.05%, 06/01/25	160	160
Enel Finance International N.V.
2.75%, 04/06/23 (a)	600	625
4.25%, 09/14/23 (a)	721	789
Exelon Generation Company, LLC
3.25%, 06/01/25	110	121
Great Plains Energy Incorporated
5.29%, 06/15/22 (j)	225	239
Monongahela Power Company
4.10%, 04/15/24 (a)	400	439
National Fuel Gas Company
5.50%, 01/15/26 (g)	455	496
NextEra Energy Capital Holdings, Inc.
0.97%, (3M USD LIBOR + 0.72%), 02/25/22 (b)	350	351
NiSource Inc.
0.95%, 08/15/25	124	124
NRG Energy, Inc.
3.75%, 06/15/24 (a)	336	359
Puget Energy, Inc.
6.00%, 09/01/21	500	524
5.63%, 07/15/22	250	267
Southern Power Company
0.78%, (3M USD LIBOR + 0.55%), 12/21/20 (a) (b)	715	715
The AES Corporation
5.50%, 04/15/25	500	515
		6,841
Information Technology 2.7%
Broadcom Inc.
3.63%, 10/15/24	475	518
4.70%, 04/15/25	65	74
3.15%, 11/15/25	185	200
Dell International L.L.C.
4.00%, 07/15/24 (a) (g)	305	330
Ensemble S Merger Sub, Inc.
9.00%, 09/30/23 (a)	297	297
Flex Ltd.
3.75%, 02/01/26	453	495
Global Payments Inc.
2.65%, 02/15/25	175	186
Hewlett Packard Enterprise Company
1.02%, (3M USD LIBOR + 0.72%), 10/05/21 (b)	450	450
Intuit Inc.
0.95%, 07/15/25	21	21
Leidos, Inc.
2.95%, 05/15/23 (a)	89	94
3.63%, 05/15/25 (a)	78	86
Microchip Technology Incorporated
3.92%, 06/01/21	408	416
2.67%, 09/01/23 (a)	648	670
Micron Technology, Inc.
2.50%, 04/24/23	225	234
NXP B.V.
3.88%, 09/01/22 (a)	450	473
4.63%, 06/01/23 (a)	300	327
4.88%, 03/01/24 (a)	250	280
2.70%, 05/01/25 (a)	322	341
Paypal Holdings, Inc.
2.40%, 10/01/24	46	49
Solera, LLC
10.50%, 03/01/24 (a)	260	272
		5,813
Materials 2.3%
Alcoa Nederland Holding B.V.
6.75%, 09/30/24 (a)	275	284
Anglo American Capital PLC
4.13%, 04/15/21 (a)	300	305
5.38%, 04/01/25 (a)	712	819
4.88%, 05/14/25 (a)	200	227
Blue Cube Spinco Inc.
10.00%, 10/15/25	125	132
CNAC (HK) Finbridge Company Limited
3.50%, 07/19/22 (e)	200	205

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Freeport-McMoRan Inc.
3.88%, 03/15/23	28	29
4.55%, 11/14/24	568	607
Georgia-Pacific LLC
1.75%, 09/30/25 (a)	29	30
Hudbay Minerals Inc.
7.25%, 01/15/23 (a)	113	115
Kinross Gold Corporation
5.13%, 09/01/21	132	136
5.95%, 03/15/24	136	155
Norbord Inc.
6.25%, 04/15/23 (a)	127	136
Nutrition & Biosciences, Inc.
1.23%, 10/01/25 (a)	690	689
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (a)	97	98
7.00%, 07/15/24 (a)	134	136
Steel Dynamics Inc.
4.13%, 09/15/25	100	102
Steel Dynamics, Inc.
5.00%, 12/15/26	680	726
		4,931
Real Estate 1.2%
Equinix, Inc.
1.00%, 09/15/25	155	154
5.38%, 05/15/27	1,597	1,739
Forestar Group Inc.
8.00%, 04/15/24 (a)	51	54
Hat Holdings I LLC
5.25%, 07/15/24 (a)	147	153
6.00%, 04/15/25 (a)	17	18
Kennedy-Wilson, Inc.
5.88%, 04/01/24	130	129
Vereit Operating Partnership, L.P.
4.63%, 11/01/25	325	358
		2,605
Consumer Staples 1.1%
Albertsons Companies, Inc.
5.75%, 03/15/25	13	13
BAT Capital Corp.
1.16%, (3M USD LIBOR + 0.88%), 08/15/22 (b)	361	363
Central Garden & Pet Company
6.13%, 11/15/23	220	224
Constellation Brands Inc.
0.98%, (3M USD LIBOR + 0.70%), 11/15/21 (b)	225	225
JBS USA Food Company
5.75%, 06/15/25 (a)	351	362
Marb Bondco PLC
6.88%, 01/19/25 (a)	200	207
Reynolds American Inc.
4.45%, 06/12/25	150	169
Simmons Foods, Inc.
7.75%, 01/15/24 (a)	31	32
Sysco Corporation
5.65%, 04/01/25 (g)	500	591
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	238	262
		2,448
Total Corporate Bonds And Notes (cost $116,061)		117,349
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 29.1%
225 Liberty Street Trust 2016-225L
Series 2016-A-225L, REMIC, 3.60%, 02/12/26	428	470
5 Bryant Park 2018-5Bp Mortgage Trust
Series 2018-A-5BP, REMIC, 0.81%, (1M USD LIBOR + 0.65%), 06/15/33 (b)	250	247
American Express Credit Account Master Trust
Series 2019-B-2, REMIC, 2.86%, 04/15/22	250	257
AmeriCredit Automobile Receivables Trust
Series 2016-C-3, 2.24%, 04/08/22	67	67
AmeriCredit Automobile Receivables Trust 2016-1
Series 2016-D-1, 3.59%, 02/08/22	399	400
AmeriCredit Automobile Receivables Trust 2019-1
Series 2019-B-1, 3.13%, 02/18/25	300	311
Series 2019-C-1, 3.36%, 02/18/25	395	410
Americredit Automobile Receivables Trust 2020-1
Series 2020-B-1, 1.48%, 01/18/25	202	205
Anchorage Capital CLO 3-R, LLC
Series 2014-A-3RA, 1.30%, (3M USD LIBOR + 1.05%), 01/28/31 (b)	296	294
Angel Oak Mortgage Trust 2020-6
Series 2020-A1-6, 1.26%, 05/25/65	142	142
AOA 2015-1177 Mortgage Trust
Series 2015-A-1177, REMIC, 2.96%, 12/15/21	152	153
AptarGroup Inc.
Series 2018-A-FL1, 1.30%, (1M USD LIBOR + 1.15%), 02/15/24 (b)	750	741
Arbor Realty Commercial Real Estate Notes 2017-FL3, Ltd
Series 2017-A-FL3, 1.14%, (1M USD LIBOR + 0.99%), 12/15/27 (b)	500	495
AREIT 2018-CRE2 Trust
Series 2018-A-CRE2, 1.13%, (1M USD LIBOR + 0.98%), 11/16/35 (b)	88	87
Atrium Hotel Portfolio Trust
Series 2018-A-ATRM, REMIC, 1.10%, (1M USD LIBOR + 0.95%), 06/15/35 (b)	650	618
Avery Point VI CLO, Limited
Series 2015-AR-6A, 1.30%, (3M USD LIBOR + 1.05%), 08/05/27 (a) (b)	500	498
BA Credit Card Trust
Series 2019-A1-A1, 1.74%, 08/15/22	288	296
BA Master Credit Card Trust II
Series 2020-A-1A, 1.99%, 03/21/23	859	891
Bank Of The West Auto Trust
Series 2017-A3-1, 2.11%, 01/15/23	132	132
Battalion CLO X Ltd.
Series 2016-A1R-10A, 1.51%, (3M USD LIBOR + 1.25%), 01/24/29 (b)	250	249
BBCMS Mortgage Trust
Series 2018-A-TALL, REMIC, 0.88%, (1M USD LIBOR + 0.72%), 03/16/37 (b)	560	538
BBCMS Trust
Series 2018-A-BXH, REMIC, 1.15%, (1M USD LIBOR + 1.00%), 10/15/20 (b)	77	73
Benefit Street Partners CLO X Ltd
Series 2016-A1R-10A, 1.42%, (3M USD LIBOR + 1.14%), 01/16/29 (b)	500	496
BSPRT 2018-FL4 Issuer, Ltd.
Series 2018-A-FL4, 1.20%, (1M USD LIBOR + 1.05%), 09/17/35 (b)	190	189
BSPRT Issuer Ltd
Series 2019-A-FL5, 1.30%, (1M USD LIBOR + 1.15%), 05/15/29 (b)	350	346
BWAY 2013-1515 Mortgage Trust
Series 2013-A2-1515, REMIC, 3.45%, 03/12/25	405	435
BX Commercial Mortgage Trust
Series 2019-A-XL, REMIC, 1.07%, (1M USD LIBOR + 0.92%), 10/15/21 (b)	570	570
Series 2019-B-XL, REMIC, 1.23%, (1M USD LIBOR + 1.08%), 10/15/21 (b)	244	244
Series 2019-C-XL, REMIC, 1.40%, (1M USD LIBOR + 1.25%), 10/15/21 (b)	190	189
BX Commercial Mortgage Trust 2019-XL
Series 2019-F-XL, 2.15%, (1M USD LIBOR + 2.00%), 10/15/21 (b)	237	235
BX Trust
Series 2018-A-GW, 0.95%, (1M USD LIBOR + 0.80%), 05/15/37 (b)	365	352
Capital One Multi-Asset Execution Trust
Series 2019-A1-A1, 2.84%, 02/15/22	94	97
Series 2019-A2-A2, 1.72%, 08/15/22	436	448
Series 2005-B3-B3, 0.83%, (3M USD LIBOR + 0.55%), 07/15/25 (b)	463	437
Capital One Prime Auto Receivables Trust
Series 2019-A2-2, 2.06%, 06/15/21	240	241
CarMax Auto Owner Trust
Series 2018-A3-3, 3.13%, 06/15/23	81	82
Series 2020-C-1, 2.34%, 11/17/25	237	240
Carmax Auto Owner Trust 2019-3
Series 2019-A2A-3, 2.21%, 12/15/22	313	315

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
CarMax Auto Owner Trust 2019-4
Series 2019-A2A-4, 2.01%, 03/15/23	225	227
Carmax Auto Owner Trust 2020-2
Series 2020-A3-2, 1.70%, 11/15/24	27	28
CHT 2017-COSMO Mortgage Trust
Series 2017-B-CSMO, REMIC, 1.55%, (1M USD LIBOR + 1.40%), 11/15/36 (b) (j)	500	482
CHT Mortgage Trust
Series 2017-A-CSMO, REMIC, 1.08%, (1M USD LIBOR + 0.93%), 11/17/36 (b) (j)	600	580
CIFC Funding Ltd.
Series 2014-A1R2-1A, 1.37%, (3M USD LIBOR + 1.10%), 01/31/31 (b)	250	248
Citigroup Inc.
Series 2015-A5-PC1, REMIC, 3.90%, 06/12/25	490	545
Series 2015-AM-PC1, REMIC, 4.29%, 06/12/25	150	162
Comenity Bank
Series 2018-A-A, 3.07%, 02/15/21	534	539
Series 2016-A-A, 2.03%, 06/15/21	410	414
Series 2019-A-C, 2.21%, 09/15/22	1,358	1,396
Series 2019-A-B, REMIC, 2.49%, 06/15/22	482	497
COMM 2013-CCRE6 Mortgage Trust
Series 2013-A4-CR6, REMIC, 3.10%, 02/10/23	410	421
COMM 2014-277P Mortgage Trust
Series 2014-A-277P, REMIC, 3.73%, 08/12/24 (b)	700	749
COMM 2014-CCRE17 Mortgage Trust
Series 2014-A4-CR17, REMIC, 3.70%, 04/12/24	403	434
Series 2014-A5-CR17, REMIC, 3.98%, 04/12/24	350	384
COMM 2014-LC15 Mortgage Trust
Series 2014-A4-LC15, REMIC, 4.01%, 03/12/24	400	435
COMM 2014-UBS4 Mortgage Trust
Series 2014-A5-UBS6, REMIC, 3.64%, 11/13/24	425	466
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	432	475
COMM 2015-LC21 Mortgage Trust
Series 2015-A3-LC21, REMIC, 3.45%, 05/12/25	400	436
Series 2015-A4-LC21, REMIC, 3.71%, 05/12/25	370	409
COMM Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	334	361
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	400	438
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	312	339
Conn's Receivables Funding 2019-B, LLC
Series 2019-A-B, REMIC, 2.66%, 06/15/24	89	89
CPS Auto Receivables Trust 2020-C
Series 2020-B-C, 1.01%, 01/15/25	493	493
Credit Suisse Mortgage Capital Certificates
Series 2019-A-ICE4, 1.13%, (1M USD LIBOR + 0.98%), 05/15/21 (b)	550	549
Series 2020-A1-SPT1, REMIC, 1.62%, 06/25/24 (j)	178	178
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 1.38%, (1M USD LIBOR + 1.23%), 05/17/21 (b)	250	249
CSMC 2020-NQM1 Trust
Series 2020-A1-NQM1, 1.21%, 05/25/65 (j)	426	426
DBWF 2018-GLKS Mortgage Trust
Series 2018-A-GLKS, REMIC, 1.19%, (1M USD LIBOR + 1.03%), 12/21/20 (b)	515	500
Dell Equipment Finance Trust 2020-2
Series 2020-A3-2, 0.57%, 10/23/23	463	463
Discover Card Execution Note Trust
Series 2017-A2-A2, 2.39%, 01/18/22	136	140
DLL LLC
Series 2019-A2-MT3, 2.13%, 01/20/22	311	313
Drive Auto Receivables Trust 2016-B
Series 2016-D-BA, 4.53%, 08/15/23	275	275
Drive Auto Receivables Trust 2018-2
Series 2018-C-2, 3.63%, 08/15/24	173	174
Series 2018-D-2, 4.14%, 08/15/24	100	105
Drive Auto Receivables Trust 2018-5
Series 2018-D-5, 4.30%, 08/15/22	523	562
Drive Auto Receivables Trust 2019-1
Series 2019-D-1, REMIC, 4.09%, 06/15/26	554	581
Enterprise Fleet Financing 2020-2, LLC
Series 2020-A2-2, REMIC, 0.61%, 01/20/24	338	338
Exantas Capital Corp
Series 2019-A-RSO7, 1.15%, (1M USD LIBOR + 1.00%), 04/15/22 (b)	219	213
Exeter Automobile Receivables Trust 2018-1
Series 2018-D-1A, 3.53%, 11/15/23	340	350
Fifth Third Auto Trust 2019-1
Series 2019-A3-1, 2.64%, 12/15/23	275	281
Flagship Credit Auto Trust 2019-1
Series 2019-A-1, 3.11%, 08/15/23	312	316
Ford Credit Auto Owner Trust 2017-REV1
Series 2017-A-1, 2.62%, 02/15/22	500	515
Ford Credit Auto Owner Trust 2018-B
Series 2018-A3-B, 3.24%, 11/15/21	111	113
Ford Credit Auto Owner Trust 2018-REV2
Series 2018-A-2, 3.47%, 07/15/23 (j)	175	189
Ford Credit Auto Owner Trust 2020-B
Series 2020-A2-B, 0.50%, 02/15/23	545	546
GM Financial Automobile Leasing Trust 2019-3
Series 2019-A2A-3, 2.09%, 10/20/21	134	135
GM Financial Automobile Leasing Trust 2020-1
Series 2020-A3-1, 1.67%, 12/20/22	448	455
GM Financial Automobile Leasing Trust 2020-2
Series 2020-A3-2, 0.80%, 07/20/23	80	81
GM Financial Automobile Leasing Trust 2020-3
Series 2020-A4-3, 0.51%, 01/20/23	701	701
GM Financial Consumer Automobile Receivables Trust 2020-1
Series 2020-A2-1, 1.83%, 09/16/21	301	303
Golden Credit Card Trust
Series 2018-A-4A, 3.44%, 08/15/23	267	289
GPMT Ltd
Series 2019-A-FL2, 1.46%, (1M USD LIBOR + 1.30%), 06/15/23 (b)	390	387
Grand Avenue CRE 2019-FL1
Series 2019-AS-FL1, 1.65%, (1M USD LIBOR + 1.50%), 06/15/37 (b)	580	574
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 1.22%, (1M USD LIBOR + 1.03%), 12/15/21 (b) (j)	340	329
Series 2019-B-WOLF, REMIC, 1.52%, (1M USD LIBOR + 1.33%), 12/15/21 (b) (j)	45	42
Series 2019-C-WOLF, REMIC, 1.82%, (1M USD LIBOR + 1.63%), 12/15/21 (b)	525	483
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 1.45%, (3M USD LIBOR + 1.18%), 10/20/31 (a) (b)	250	247
GS Mortgage Securities Corp Trust
Series 2019-A-SMP, 1.30%, (1M USD LIBOR + 1.15%), 08/16/32 (b)	100	96
Series 2019-B-BOCA, 1.65%, (1M USD LIBOR + 1.50%), 06/15/38 (b)	500	470
GS Mortgage Securities Corp Trust 2019-70P
Series 2019-A-70P, 1.15%, (1M USD LIBOR + 1.00%), 10/15/21 (b) (j)	492	474
Series 2019-B-70P, 1.48%, (1M USD LIBOR + 1.32%), 10/15/21 (b) (j)	360	338
GS Mortgage Securities Corporation II
Series 2005-A-ROCK, REMIC, 5.37%, 05/03/25	276	317
GS Mortgage Securities Trust 2013-GCJ14
Series 2013-A5-GC14, REMIC, 4.24%, 08/11/23	396	427
GS Mortgage Securities Trust 2014-GC18
Series 2014-A4-GC18, REMIC, 4.07%, 01/12/24	361	391
GS Mortgage Securities Trust 2015-GC28
Series 2015-A5-GC28, REMIC, 3.40%, 01/10/25	350	383

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Halcyon Loan Advisors Funding Ltd
Series 2015-A1R-3A, 1.17%, (3M USD LIBOR + 0.90%), 10/18/27 (a) (b)	333	330
Honda Auto Receivables 2020-2 Owner Trust
Series 2020-A3-2, 0.82%, 07/15/23	231	233
Series 2020-A4-2, 1.09%, 08/15/23	535	544
Honda Auto Receivables 2020-3 Owner Trust
Series 2020-A3-3, 0.37%, 11/20/23	302	302
Hyundai Auto Receivables Trust 2017-B
Series 2017-A3-B, 1.77%, 01/18/22	48	48
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-A-LAQ, 1.15%, (1M USD LIBOR + 1.00%), 06/15/35 (b)	265	253
Series 2019-A-ICON, REMIC, 3.88%, 01/05/24	250	263
Series 2019-C-ICON, REMIC, 4.54%, 01/05/24	55	56
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-A-AON, REMIC, 4.13%, 07/10/23	855	910
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-CFX-WPT, REMIC, 4.95%, 07/07/23	565	565
JPMBB Commercial Mortgage Securities Trust 2014-C18
Series 2014-A5-C18, REMIC, 4.08%, 02/16/24	445	487
JPMBB Commercial Mortgage Securities Trust 2015-C30
Series 2015-A5-C30, REMIC, 3.82%, 07/17/25	406	456
JPMCC Commercial Mortgage Securities Trust 2017-JP7
Series 2017-A3-JP7, REMIC, 3.38%, 07/17/24	117	126
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-A2-COR7, REMIC, 2.21%, 03/15/25 (b)	500	519
Kayne CLO 5 Ltd
Series 2019-A-5A, 1.61%, (3M USD LIBOR + 1.35%), 07/26/32 (b)	250	249
Key Commercial Mortgage Securities Trust 2018-S1
Series 2018-A1-S1, REMIC, 3.72%, 10/17/23	409	434
KREF Ltd
Series 2018-A-FL1, 1.25%, (1M USD LIBOR + 1.10%), 11/17/20 (b)	351	348
LMREC 2019-CRE3, LLC
Series 2019-A-CRE3, 1.55%, (1M USD LIBOR + 1.40%), 12/24/35 (b)	392	385
Loancore Issuer Ltd.
Series 2019-A-CRE2, 1.28%, (1M USD LIBOR + 1.13%), 10/15/23 (b)	190	187
M360 2018-Cre1, Ltd.
Series 2018-A-CRE1, 4.40%, 07/24/28	279	278
M360 2019-CRE2 LLC
Series 2019-A-CRE2, 1.55%, (1M USD LIBOR + 1.40%), 09/15/34 (b)	135	131
Marathon CRE 2018-FL1 Issuer, Ltd.
Series 2018-A-FL1, 1.30%, (1M USD LIBOR + 1.15%), 06/16/28 (b)	298	295
Marble Point CLO XV Ltd
Series 2019-A1-1A, 1.68%, (3M USD LIBOR + 1.42%), 07/23/32 (b)	250	247
Mercedes-Benz Auto Receivables Trust 2020-1
Series 2020-A2-1, 0.46%, 01/18/22	355	355
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
Series 2013-A4-C7, REMIC, 2.92%, 01/18/23	325	337
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8
Series 2013-A4-C8, REMIC, 3.13%, 01/18/23	370	385
Morgan Stanley Capital Barclays Bank Trust 2016-MART
Series 2016-A-MART, REMIC, 2.20%, 09/15/21	584	578
Morgan Stanley Capital I Trust 2015-420
Series 2015-A-420, REMIC, 3.73%, 10/15/24	390	416
Mountain View CLO X Ltd
Series 2015-AR-10A, 1.09%, (3M USD LIBOR + 0.82%), 10/13/27 (b)	421	417
Navient Private Education Refi Loan Trust 2020-F
Series 2020-A-FA, 1.22%, 07/15/69	90	90
Nextgear Floorplan Master Owner Trust
Series 2017-A2-2A, 2.56%, 10/15/20	416	416
Series 2018-A2-1A, 3.22%, 02/16/21	260	262
Nissan Auto Lease Trust
Series 2020-A3-B, 0.43%, 10/16/23	343	343
Octagon Investment Partners XVII, Ltd.
Series 2013-A1R2-1A, 1.24%, (3M USD LIBOR + 1.00%), 01/27/31 (b)	250	245
OREC Ltd.
Series 2018-A-CRE1, 1.33%, (1M USD LIBOR + 1.18%), 06/16/36 (b)	586	577
OZLM VIII, Ltd.
Series 2014-A1RR-8A, 2.30%, (3M USD LIBOR + 1.17%), 10/17/29 (b)	496	491
Palmer Square Loan Funding 2018-1 Ltd
Series 2018-A1-1A, REMIC, 0.88%, (3M USD LIBOR + 0.60%), 04/15/26 (b)	448	444
Palmer Square Loan Funding 2020-1, LLC
Series 2020-A1-1A, 1.05%, (3M USD LIBOR + 0.80%), 02/22/28 (b)	382	380
Parallel 2017-1 Ltd
Series 2017-A1R-1A, 1.30%, (3M USD LIBOR + 1.03%), 07/20/29 (b)	500	492
PFP 2019-6, Ltd.
Series 2019-A-6, 1.20%, (1M USD LIBOR + 1.05%), 04/16/37 (b)	100	98
PFS Financing Corp.
Series 2020-A-E, 1.00%, 10/16/23	200	201
Race Point IX CLO Ltd
Series 2015-A1AR-9A, 1.49%, (3M USD LIBOR + 1.21%), 10/15/30 (b)	249	247
Ready Captial Mortgage Financing 2019-FL3 LLC
Series 2019-A-FL3, REMIC, 1.15%, (1M USD LIBOR + 1.00%), 03/27/34 (b)	288	283
Salem Fields CLO Ltd 2016-2
Series 2016-A1R-2A, 1.39%, (3M USD LIBOR + 1.15%), 10/25/28 (b)	250	248
Santander Drive Auto Receivables Trust
Series 2018-B-4, 3.27%, 01/15/21	56	56
Santander Drive Auto Receivables Trust 2016-2
Series 2016-D-2, 3.39%, 04/15/22	112	112
Santander Retail Auto Lease Trust
Series 2019-A2-A, REMIC, 2.72%, 04/20/21	314	316
Santander Retail Auto Lease Trust 2019-B
Series 2019-A2A-B, REMIC, 2.29%, 07/21/21	332	336
Shackleton 2017-X CLO Ltd
Series 2017-AR-10A, 1.31%, (3M USD LIBOR + 1.04%), 04/20/29 (b)	250	246
Sound Point CLO, Ltd.
Series 2013-B-2RA, 1.73%, (3M USD LIBOR + 1.45%), 04/16/29 (b)	250	240
Synchrony Credit Card Master Note Trust
Series 2016-A-2, 2.21%, 05/15/21	450	455
Tesla Auto Lease Trust 2020-A
Series 2020-A3-A, 0.68%, 12/20/23	100	100
The Bancorp Commercial Mortgage 2019-CRE6 Trust
Series 2019-A-CRE6, REMIC, 1.20%, (1M USD LIBOR + 1.05%), 06/17/22 (b)	310	306
THL Credit Wind River 2017-1 CLO Ltd
Series 2017-AR-1A, 1.41%, (3M USD LIBOR + 1.14%), 04/18/29 (b)	426	422
THL Credit Wind River 2017-3 CLO Ltd
Series 2017-A-3A, 1.52%, (3M USD LIBOR + 1.25%), 10/15/30 (b)	250	247
Toyota Auto Receivables 2017-A Owner Trust
Series 2017-A4-A, 2.10%, 09/15/22	106	106
Toyota Auto Receivables Owner Trust
Series 2019-A3-A, 2.91%, 07/17/23	116	119
TPG Real Estate Finance Issuer Ltd.
Series 2018-A-FL2, 1.28%, (1M USD LIBOR + 1.13%), 11/15/37 (b)	420	416

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Trillium Credit Card Trust II
Series 2019-A-2A, 3.04%, 01/26/21	122	123
TRTX 2019-FL3 Issuer Ltd
Series 2019-A-FL3, 1.30%, (1M USD LIBOR + 1.15%), 10/17/34 (b)	338	330
UBS Commercial Mortgage Trust 2012-C1
Series 2012-A3-C1, REMIC, 3.40%, 03/11/22	380	389
UBS-Barclays Commercial Mortgage Trust
Series 2012-A5-C4, REMIC, 2.85%, 12/12/22	390	404
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-A4-C5, REMIC, 3.18%, 02/10/23	183	191
UBS-Barclays Commercial Mortgage Trust 2013-C6
Series 2013-A4-C6, REMIC, 3.24%, 03/10/23	420	440
Verizon Owner Trust 2020-B
Series 2020-A-B, 0.47%, 02/20/25	278	278
VNDO 2012-6AVE Mortgage Trust
Series 2012-A-6AVE, REMIC, 3.00%, 11/17/22	400	410
Volkswagen Auto Loan Enhanced Trust 2018-2
Series 2018-A3-2, 3.25%, 02/22/22	107	110
Volkswagen Auto Loan Enhanced Trust 2020-1
Series 2020-A3-1, 0.98%, 11/20/24	130	132
Series 2020-A4-1, 1.26%, 08/20/26	493	505
Waikiki Beach Hotel Trust 2019-WBM
Series 2019-A-WBM, REMIC, 1.20%, (1M USD LIBOR + 1.05%), 12/15/20 (b)	128	122
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-A2B-NXS4, REMIC, 4.82%, 11/18/20 (b)	6	6
Westlake Automobile Receivables Trust 2018-1
Series 2018-C-1A, 2.92%, 05/15/23	5	5
Westlake Automobile Receivables Trust 2018-3
Series 2018-B-3A, 3.32%, 10/16/23	265	266
Westlake Automobile Receivables Trust 2019-1
Series 2019-C-1A, 3.45%, 03/15/24	224	229
Westlake Automobile Receivables Trust 2019-3
Series 2019-C-3A, 2.49%, 04/15/22	380	387
Westlake Automobile Receivables Trust 2020-2
Series 2020-A2A-2A, 0.93%, 03/15/22	729	732
World Omni Automobile Lease Securitization Trust
Series 2019-A3-A, REMIC, 2.94%, 09/15/21	116	118
York CLO-2 Ltd
Series 2015-BR-1A, 1.71%, (3M USD LIBOR + 1.45%), 01/22/31 (b)	478	470
Total Non-U.S. Government Agency Asset-Backed Securities (cost $61,111)		61,910
GOVERNMENT AND AGENCY OBLIGATIONS 9.1%
U.S. Treasury Note 8.1%
Treasury, United States Department of
0.13%, 07/31/22 - 08/15/23	17,064	17,059
Sovereign 1.0%
Kenya, Government of
6.88%, 06/24/24 (a)	200	203
Korea National Oil Corporation
2.88%, 03/27/22 (a)	300	309
Ministerul Finantelor Publice
4.88%, 01/22/24 (a)	86	95
Nigeria, Federal Government of
6.75%, 01/28/21 (a)	400	401
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
4.33%, 05/28/25 (a)	225	254
Senegal, Government of
8.75%, 05/13/21 (a)	400	410
The Arab Republic of Egypt
6.13%, 01/31/22 (a)	250	256
The Republic of Indonesia, The Government of
4.45%, 02/11/24	200	222
		2,150
Total Government And Agency Obligations (cost $19,200)		19,209
SENIOR FLOATING RATE INSTRUMENTS 2.4%
Communication Services 0.7%
CenturyLink, Inc.
2020 Term Loan A, 2.16%, (3M USD LIBOR + 2.00%), 01/31/25 (b)	292	282
Comcast Hulu Holdings, LLC
Term Loan, 0.00%, (3M USD LIBOR + 0.75%), 03/15/24 (b) (k) (l)	1,000	990
ION Media Networks, Inc.
2019 Term Loan B, 0.00%, (3M USD LIBOR + 3.00%), 12/17/24 (b) (l)	175	174
Uber Technologies, Inc.
2018 Incremental Term Loan, 3.65%, (1M USD LIBOR + 3.50%), 07/13/23 (b)	149	147
		1,593
Health Care 0.4%
IQVIA Inc.
2017 USD Term Loan B2, 0.00%, (3M USD LIBOR + 1.75%), 06/13/23 (b) (k) (l)	167	166
Jaguar Holding Company II
Term Loan, 0.00%, (3M USD LIBOR + 2.50%), 08/18/22 (b) (l)	226	225
2018 Term Loan , 3.50%, (1M USD LIBOR + 2.50%), 08/18/22 (b)	171	170
Wink Holdco, Inc
1st Lien Term Loan B, 0.00%, (3M USD LIBOR + 3.00%), 11/01/24 (b) (l)	250	249
		810
Consumer Discretionary 0.3%
Core & Main LP
2017 Term Loan B, 3.75%, (6M USD LIBOR + 2.75%), 07/19/24 - 08/01/24 (b)	90	88
2017 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 07/19/24 (b)	59	58
CWGS Group, LLC
Term Loan, 0.00%, (1M USD LIBOR + 2.75%), 11/02/23 (b) (l)	153	149
NVA Holdings, Inc.
2020 Term Loan A5, 2.69%, (3M USD LIBOR + 2.50%), 02/19/25 (b) (k)	99	96
PetSmart, Inc.
Consenting Term Loan, 0.00%, (3M USD LIBOR + 3.50%), 03/11/22 (b) (l)	210	209
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 3.81%, (3M USD LIBOR + 3.50%), 06/29/25 (b)	95	94
		694
Information Technology 0.3%
Broadcom Inc.
2019 1st Lien Term Loan A3, 1.28%, (3M USD LIBOR + 1.13%), 11/04/22 (b) (k)	218	217
Science Applications International Corporation
2020 Incremental Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 03/05/27 (b)	108	106
Sophia, L.P.
2017 Term Loan B, 4.25%, (1M USD LIBOR + 3.25%), 09/30/22 (b)	223	222
Vertafore, Inc.
2018 1st Lien Term Loan, 0.00%, 06/04/25 (b) (l)	13	13
		558
Industrials 0.2%
Advanced Disposal Services Inc.
Term Loan B3, 3.00%, (3M USD LIBOR + 2.25%), 11/10/23 (b)	161	160
Otis Worldwide Corp
Delayed Draw Term Loan, 1.32%, (3M USD LIBOR + 1.13%), 02/10/23 (b)	113	112
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.90%, (1M USD LIBOR + 2.75%), 02/05/23 (b)	18	17
USD 2017 Term Loan, 2.91%, (3M USD LIBOR + 2.75%), 02/05/23 (b)	107	105
		394

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Financials 0.2%
Asurion LLC
2017 Term Loan B4, 0.00%, (3M USD LIBOR + 3.00%), 08/04/22 (b) (l)	10	10
2018 Term Loan B6, 0.00%, (3M USD LIBOR + 3.00%), 11/03/23 (b) (l)	63	62
Nielsen Finance LLC
USD Term Loan B4, 2.15%, (3M USD LIBOR + 2.00%), 10/04/23 (b)	285	279
		351
Real Estate 0.1%
Invitation Homes Operating Partnership LP
Term Loan A, 0.00%, (3M USD LIBOR + 1.70%), 02/06/22 (b) (l)	170	166
Term Loan A, 1.86%, (3M USD LIBOR + 1.70%), 02/06/22 (b)	130	127
		293
Materials 0.1%
Berry Global, Inc.
Term Loan W, 0.00%, (3M USD LIBOR + 2.00%), 10/01/22 (b) (l)	225	223
Consumer Staples 0.1%
US Foods, Inc.
2016 Term Loan B, 1.91%, (1M USD LIBOR + 1.75%), 06/27/23 (b)	129	124
Total Senior Floating Rate Instruments (cost $5,031)		5,040
SHORT TERM INVESTMENTS 4.3%
Commercial Paper 1.9%
AstraZeneca PLC
1.85%, 12/11/20 (m)	415	414
Cigna Corporation
0.25%, 10/02/20 (m)	250	250
CommonSpirit Health
1.90%, 10/07/20 (m)	100	100
Enable Midstream Partners, LP
0.65%, 10/15/20 (m)	328	328
Enel Finance America, LLC
0.32%, 10/14/20 (m)	250	250
0.30%, 10/27/20 (m)	250	250
Ford Motor Credit Company LLC
6.45%, 02/01/21 (m)	136	136
General Motors Financial Company, Inc.
0.45%, 10/01/20 (m)	730	730
Hyundai Capital America
0.25%, 10/19/20 (m)	500	500
Jabil Inc.
0.70%, 10/02/20 (m)	585	585
0.75%, 11/13/20 (m)	250	250
Nissan Motor Acceptance Corporation
5.50%, 12/14/20 (m)	250	249
		4,042
U.S. Treasury Bill 1.5%
Treasury, United States Department of
0.15%, 11/12/20 (m)	3,235	3,235
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (n) (o)	1,818	1,818
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (n) (o)	52	52
Total Short Term Investments (cost $9,141)		9,147
Total Investments 100.1% (cost $210,544)		212,655
Other Derivative Instruments 0.0%		9
Other Assets and Liabilities, Net (0.1)%		(185)
Total Net Assets 100.0%		212,479

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $50,650 and 23.8% of the Fund.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Convertible security.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) All or a portion of the security was on loan as of September 30, 2020.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) The coupon rate represents the yield to maturity.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
BG Gas International B.V., 0.00%, 11/04/21	05/12/20	343	347	0.2
CNAC (HK) Finbridge Company Limited, 3.50%, 07/19/22	04/27/20	201	205	0.1
SunPower Corporation, 0.88%, 06/01/21	05/18/20	17	18	—
UBS AG, 5.13%, 05/15/24	08/14/20	550	551	0.2
		1,111	1,121	0.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	161	January 2021	35,557	(1)	17

Short Contracts
United States 5 Year Note	(79)	January 2021	(9,943)	10	(13)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 69.9%
U.S. Treasury Note 29.2%
Treasury, United States Department of
1.75%, 11/30/21	500	509
1.38%, 01/31/22 - 08/31/26	18,605	19,357
1.75%, 02/28/22 (a)	1,165	1,192
0.38%, 03/31/22 - 09/30/27	13,784	13,790
1.88%, 11/30/21 - 07/31/26	25,890	26,982
2.00%, 10/31/21 - 08/15/25	18,144	18,966
2.63%, 12/15/21 - 02/15/29	13,243	14,544
2.50%, 01/15/22 - 05/15/24	15,111	16,040
0.25%, 04/15/23 - 09/30/25	14,820	14,816
1.25%, 07/31/23	1,650	1,701
0.13%, 04/30/22 - 09/15/23	30,360	30,347
1.63%, 10/31/23	1,080	1,128
2.13%, 11/30/23	1,660	1,762
2.25%, 04/15/22 - 02/15/27	19,740	21,543
2.38%, 03/15/22 - 05/15/27	10,209	11,091
1.75%, 03/31/22 - 11/15/29	26,435	27,743
2.13%, 12/31/21 - 05/31/26	22,347	23,804
1.13%, 02/28/22 - 02/28/25	4,815	4,950
2.88%, 11/15/21 - 08/15/28	24,080	26,754
2.75%, 04/30/23 - 02/15/28	24,486	27,018
3.00%, 10/31/25	1,745	1,983
2.00%, 11/15/26	4,160	4,566
1.63%, 12/31/21 - 08/15/29	29,537	31,138
0.63%, 03/31/27 - 08/15/30	11,471	11,452
0.50%, 04/30/27 - 08/31/27	12,660	12,706
3.13%, 11/15/28	3,190	3,842
1.50%, 10/31/21 - 02/15/30	29,098	30,366
		400,090
Mortgage-Backed Securities 26.8%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/20 - 07/01/49	13,783	14,779
6.50%, 07/01/28 - 03/01/39	132	158
6.00%, 02/01/29 - 05/01/40	432	516
2.50%, 07/01/35 (b)	497	520
2.00%, 01/01/29 - 09/01/35	1,134	1,180
5.50%, 11/01/28 - 02/01/40	665	778
5.00%, 02/01/21 - 10/01/49	2,010	2,269
4.00%, 12/01/20 - 04/01/50	10,083	10,953
4.50%, 09/01/22 - 04/01/50	4,862	5,357
3.00%, 02/01/24 - 06/01/50	19,203	20,272
2.50%, 08/01/27 - 08/01/50	9,107	9,559
3.00%, 05/01/50 - 07/01/50 (b)	1,290	1,355
Federal National Mortgage Association, Inc.
5.00%, 10/01/21 - 06/01/49	2,287	2,600
4.50%, 11/01/20 - 06/01/49	7,118	7,863
2.50%, 12/01/21 - 07/01/50	12,236	12,831
TBA, 2.00%, 10/15/31 - 11/15/50 (b)	17,075	17,672
2.00%, 11/01/31	82	86
2.50%, 07/01/31 - 01/01/32	466	490
6.00%, 05/01/24 - 09/01/39	794	940
TBA, 2.50%, 10/15/32 - 09/01/50 (b)	24,593	25,789
6.50%, 07/01/32 - 12/01/38	248	297
TBA, 1.50%, 11/15/35 (b)	550	562
7.00%, 02/01/31 - 02/01/38	28	33
5.50%, 01/01/22 - 02/01/42	1,357	1,572
7.50%, 11/01/37	1	2
2.00%, 09/01/28 - 09/01/40	1,224	1,270
5.00%, 06/01/40 - 11/01/43	149	169
4.00%, 03/01/24 - 10/01/49	19,500	21,112
3.50%, 09/01/25 - 04/01/50	26,392	28,234
3.50%, 03/01/26 - 04/01/46	637	682
4.00%, 06/01/44 - 07/01/46	565	619
3.00%, 11/01/26 - 07/01/50	42,680	44,979
TBA, 4.50%, 10/15/46 (b)	3,250	3,516
3.00%, 02/01/31 - 12/01/46	768	811
TBA, 3.00%, 10/15/32 - 09/01/50 (b)	8,050	8,438
TBA, 4.00%, 10/15/47 (b)	7,075	7,544
TBA, 5.00%, 10/15/47 (b)	100	110
TBA, 3.50%, 10/15/32 - 10/15/48 (b)	15,525	16,375
Government National Mortgage Association
2.50%, 08/20/27 - 11/20/46	149	157
2.50%, 09/20/27 - 12/20/46	606	637
8.50%, 06/15/30 - 12/15/30	1	1
6.00%, 05/15/32 - 12/20/40	159	184
6.50%, 07/15/38	20	23
5.50%, 08/15/33 - 04/20/43	302	349
4.00%, 12/15/24 - 10/20/49	12,011	13,017
3.50%, 12/20/45 - 09/20/46	1,094	1,176
4.00%, 09/20/46	186	202
TBA, 2.50%, 10/15/44 - 02/20/47 (b)	10,353	10,875
3.00%, 11/20/45 - 12/20/46	3,946	4,155
TBA, 3.00%, 10/15/47 - 05/20/50 (b)	8,844	9,261
TBA, 3.50%, 10/15/47 (b)	2,400	2,528
TBA, 4.00%, 10/15/47 (b)	650	691
3.00%, 01/20/27 - 08/20/50	15,997	16,868
3.50%, 05/15/26 - 06/20/50	22,261	23,839
5.00%, 03/15/33 - 06/20/49	2,453	2,738
4.50%, 04/20/26 - 06/20/49	6,237	6,849
TBA, 2.00%, 11/15/50 (b)	650	674
		366,516
U.S. Treasury Bond 7.8%
Treasury, United States Department of
6.50%, 11/15/26	1,000	1,370
5.25%, 11/15/28	182	250
4.75%, 02/15/37	442	696
3.50%, 02/15/39	800	1,123
4.50%, 08/15/39	558	882
4.63%, 02/15/40	500	805
1.13%, 05/15/40 - 08/15/40	7,210	7,087
4.38%, 05/15/40	1,488	2,335
3.88%, 08/15/40	1,248	1,847
4.75%, 02/15/41	1,885	3,109
3.63%, 08/15/43 - 02/15/44	4,851	7,081
3.75%, 11/15/43	2,390	3,550
3.13%, 11/15/41 - 05/15/48	3,832	5,275
3.00%, 05/15/42 - 02/15/49	16,746	22,638
2.88%, 05/15/43 - 05/15/49	4,644	6,120
2.50%, 02/15/45 - 05/15/46	5,845	7,212
2.25%, 08/15/46 - 08/15/49	5,315	6,296
2.88%, 11/15/46	1,321	1,746
2.75%, 08/15/42 - 11/15/47	6,904	8,912
3.38%, 05/15/44 - 11/15/48	4,472	6,407
2.38%, 11/15/49	2,485	3,034
2.00%, 02/15/50	3,114	3,522
1.25%, 05/15/50	2,447	2,319
1.38%, 08/15/50	3,796	3,715
		107,331
Sovereign 2.5%
Asian Development Bank
1.88%, 08/10/22	300	309
1.75%, 09/13/22	235	242
2.75%, 03/17/23 - 01/19/28	590	659
2.13%, 03/19/25	200	215
2.38%, 08/10/27	300	334
6.38%, 10/01/28	210	296
Canada, Government of
1.63%, 01/22/25	200	211
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
4.13%, 08/25/27	500	583
6.55%, 03/14/37	250	378
El Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	190	219
4.13%, 11/20/45	200	236
5.10%, 06/18/50	100	134
4.98%, 04/20/55	100	133
European Investment Bank
2.38%, 06/15/22	500	518
2.00%, 12/15/22	500	519
2.50%, 03/15/23	400	422
2.25%, 03/15/22 - 06/24/24	390	408
1.88%, 02/10/25	600	638

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Export Development Canada
2.75%, 03/15/23 (a)	300	318
Gobierno de la Republica de Chile
3.24%, 02/06/28	400	444
Gobierno Federal de los Estados Unidos Mexicanos
4.00%, 10/02/23	300	326
3.60%, 01/30/25	230	248
8.30%, 08/15/31	300	430
4.75%, 04/27/32 (a)	300	333
4.75%, 03/08/44	556	609
5.55%, 01/21/45	500	604
4.60%, 01/23/46	250	268
5.75%, 10/12/10	100	115
Gouvernement de la Province de Quebec
7.50%, 07/15/23	100	119
7.13%, 02/09/24	250	304
2.88%, 10/16/24	300	328
Government of the Republic of Panama
6.70%, 01/26/36	400	582
4.50%, 04/16/50	200	250
Inter-American Development Bank
2.50%, 01/18/23	500	525
2.13%, 01/15/25	500	536
4.38%, 01/24/44	100	153
International Bank for Reconstruction and Development
2.13%, 12/13/21	300	307
1.63%, 02/10/22	350	356
1.88%, 10/07/22	500	516
7.63%, 01/19/23	800	933
2.50%, 07/29/25 - 11/22/27	1,340	1,501
Israel, Government of
4.00%, 06/30/22	500	531
5.50%, 04/26/24	142	167
Japan Bank For International Cooperation
1.75%, 01/23/23	200	206
3.25%, 07/20/23	200	216
3.38%, 07/31/23	400	433
2.13%, 02/10/25	250	267
2.25%, 11/04/26	400	434
2.00%, 10/17/29 (a)	400	432
KfW
2.63%, 01/25/22	700	722
2.13%, 03/07/22 (a)	290	298
2.13%, 06/15/22	240	248
2.38%, 12/29/22	300	314
2.50%, 11/20/24	800	871
2.00%, 05/02/25 (a)	680	730
0.00%, 06/29/37 (c)	150	121
Koztarsasagi Elnoki Hivatal
5.38%, 03/25/24	250	286
7.63%, 03/29/41	250	446
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	451
Manitoba, Province of
3.05%, 05/14/24	350	381
Ministry of Defence State of Israel
2.75%, 07/03/30	400	442
3.38%, 01/15/50	200	221
4.50%, 04/03/20	300	410
Ontario, Government of
3.40%, 10/17/23	135	147
3.20%, 05/16/24	300	329
Presidencia de la Republica de Colombia
8.13%, 05/21/24	400	483
7.38%, 09/18/37	650	913
5.63%, 02/26/44	200	248
Segretariato Generale Della Presidenza Della Repubblica
6.88%, 09/27/23	750	871
5.38%, 06/15/33	200	251
Tennessee Valley Authority
5.25%, 09/15/39 (d)	200	307
5.38%, 04/01/56 (d)	300	513
The Export-Import Bank of Korea
3.25%, 11/10/25	400	447
The Philippines, Government of
4.20%, 01/21/24	250	278
9.50%, 02/02/30	400	659
6.38%, 01/15/32	500	705
3.70%, 03/01/41	300	346
The Province of Alberta, Government of
3.30%, 03/15/28	200	232
The Province of British Columbia, Government of
6.50%, 01/15/26	70	90
The Republic of Indonesia, The Government of
2.95%, 01/11/23	400	417
2.85%, 02/14/30 (a)	600	630
5.35%, 02/11/49	200	265
The Republic of Korea, Government of
5.63%, 11/03/25	250	311
Urzad Rady Ministrow
5.00%, 03/23/22	500	535
3.00%, 03/17/23	500	530
		34,693
U.S. Government Agency Obligations 1.4%
Council of Federal Home Loan Banks
1.38%, 02/17/23 (d)	1,500	1,541
0.50%, 04/14/25 (d)	400	402
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
1.65%, 07/23/35 (d)	225	224
Federal Home Loan Banks Office of Finance
2.50%, 02/13/24 (d)	1,000	1,076
2.88%, 09/13/24 (d)	800	880
5.50%, 07/15/36 (d)	700	1,090
Federal Home Loan Mortgage Corporation
2.38%, 01/13/22 (d)	1,300	1,337
0.13%, 07/25/22 (d)	500	500
0.38%, 04/20/23 - 05/05/23 (d)	1,250	1,255
2.75%, 06/19/23 (d)	500	534
0.25%, 06/08/22 - 08/24/23 (d)	2,500	2,502
6.75%, 09/15/29 (a) (d)	60	91
6.75%, 03/15/31 (d)	120	188
6.25%, 07/15/32 (a) (d)	205	320
Federal National Mortgage Association, Inc.
2.25%, 04/12/22 (d)	500	516
2.38%, 01/19/23 (d)	500	525
0.25%, 05/22/23 - 07/10/23 (d)	1,000	1,000
2.88%, 09/12/23 (d)	400	431
2.63%, 09/06/24 (d)	900	983
1.63%, 10/15/24 (d)	500	527
0.63%, 04/22/25 (d)	1,000	1,011
0.50%, 06/17/25 (d)	1,000	1,003
7.25%, 05/15/30 (d)	540	847
6.63%, 11/15/30 (d)	631	967
		19,750
Commercial Mortgage-Backed Securities 1.1%
Fannie Mae Multifamily REMIC Trust
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	500	553
Federal Home Loan Mortgage Corporation
Series A2-K017, REMIC, 2.87%, 12/25/21	323	330
Series A1-K032, REMIC, 3.02%, 02/25/23	98	101
Series A2-K032, REMIC, 3.31%, 05/25/23 (e)	550	588
Series A2-K033, REMIC, 3.06%, 07/25/23 (e)	500	532
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,093
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,109
Series A2-K047, REMIC, 3.33%, 05/25/25	500	556
Series A2-K062, REMIC, 3.41%, 12/25/26	500	576
Series A2-K082, REMIC, 3.92%, 09/25/28	1,000	1,209
Series A2-K087, REMIC, 3.77%, 12/25/28	500	600
Series A2-K092, REMIC, 3.30%, 04/25/29	400	467
Series A1-K099, REMIC, 2.26%, 06/25/29	394	423
Series A1-K106, REMIC, 1.78%, 10/25/29	498	523
Series A2-K103, REMIC, 2.65%, 11/25/29	600	677
Series K-A2-1516, REMIC, 1.72%, 05/25/35	750	766

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Federal National Mortgage Association, Inc.
Series 2013-APT-M14, REMIC, 2.71%, 04/25/23 (e)	105	108
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (e)	1,367	1,484
Series 2017-A2-M2, REMIC, 2.90%, 02/25/27 (e)	1,000	1,106
Series 2018-A2-M1, REMIC, 3.08%, 12/25/27 (e)	500	564
Series 2018-A2-M14, REMIC, 3.70%, 08/25/28 (e)	500	591
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	300	341
		14,297
Municipal 0.8%
California, State of
3.50%, 04/01/28	80	93
7.55%, 04/01/39	300	525
7.30%, 10/01/39	150	246
Chicago Transit Authority
6.90%, 12/01/40	200	285
Connecticut, State of
5.85%, 03/15/32	125	174
Cook, County of
6.23%, 11/15/34	100	143
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	268
Dallas County Hospital District
5.62%, 08/15/44	300	453
Dallas Independent School District
insured by Texas Permanent School Fund, 6.45%, 02/15/35	300	309
District of Columbia, Government of
5.59%, 12/01/34	220	300
Illinois, State of
5.10%, 06/01/33	300	303
7.35%, 07/01/35	400	453
Los Angeles Department of Water and Power
5.72%, 07/01/39	245	366
Los Angeles Unified School District
5.76%, 07/01/29	200	258
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	375
Metropolitan Transportation Commission
6.26%, 04/01/49	200	341
Municipal Electric Authority of Georgia
7.06%, 04/01/57	197	290
New Jersey Economic Development Authority
insured by National Public Finance Guarantee Corp., 7.43%, 02/15/29	200	249
New Jersey Turnpike Authority
7.10%, 01/01/41	250	411
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	372
New York City Transitional Finance Authority
5.77%, 08/01/36	260	345
Rector and Visitors of the University of Virginia
2.26%, 09/01/50	300	296
San Diego County Water Authority
6.14%, 05/01/49	260	417
State Public School Building Authority
5.00%, 09/15/27	300	360
Texas A&M University
3.66%, 07/01/47	100	110
Texas Department of Transportation
5.18%, 04/01/30	400	513
Texas, State of
5.52%, 04/01/39	200	305
The Ohio State University
4.91%, 06/01/40	200	279
3.80%, 12/01/46	500	629
The Port Authority of New York and New Jersey
6.04%, 12/01/29	200	275
4.46%, 10/01/62	300	384
University of Pittsburgh - of The Commonwealth System of Higher Education
3.56%, 09/15/19	300	364
Wisconsin, State of
insured by Assured Guaranty Municipal Corp., 5.70%, 05/01/26	410	485
		10,976
U.S. Treasury Securities 0.3%
Treasury, United States Department of
2.00%, 02/15/23	3,409	3,558
Financials 0.0%
The Korea Development Bank
3.38%, 09/16/25	500	560
Total Government And Agency Obligations (cost $909,973)		957,771
CORPORATE BONDS AND NOTES 27.9%
Financials 8.0%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/23/23	300	298
3.88%, 01/23/28	300	276
AerCap Ireland Limited
3.95%, 02/01/22	750	759
AFLAC Incorporated
3.63%, 06/15/23	200	216
Aktiebolaget Svensk Exportkredit
2.38%, 03/09/22	300	309
Ally Financial Inc.
3.88%, 05/21/24	300	320
5.80%, 05/01/25	250	288
8.00%, 11/01/31 (a)	300	410
American Express Company
2.65%, 12/02/22	500	523
3.00%, 10/30/24	400	433
4.05%, 12/03/42	400	502
American Express Credit Corporation
3.30%, 05/03/27	300	339
American International Group, Inc.
4.88%, 06/01/22	200	214
2.50%, 06/30/25	350	374
3.90%, 04/01/26	350	398
4.20%, 04/01/28	130	151
4.25%, 03/15/29	300	353
3.40%, 06/30/30	350	386
4.80%, 07/10/45	290	352
4.75%, 04/01/48	60	73
4.38%, 06/30/50	350	408
American Water Capital Corp.
3.75%, 09/01/47	100	116
Aon Corporation
3.75%, 05/02/29	300	346
2.80%, 05/15/30	350	379
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	190
Ares Capital Corporation
4.25%, 03/01/25	300	310
Asian Development Bank
1.50%, 10/18/24	400	418
0.63%, 04/29/25	240	242
1.88%, 01/24/30	200	218
Asian Infrastructure Investment Bank
0.50%, 05/28/25	350	349
AXA
8.60%, 12/15/30	100	151
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	500	501
Banco Santander, S.A.
3.13%, 02/23/23	400	418
2.75%, 05/28/25 (f)	400	420
3.80%, 02/23/28	400	439
Bank of America Corporation
2.82%, 07/21/23 (e)	800	831
3.00%, 12/20/23	1,300	1,365
3.86%, 07/23/24	140	152
4.20%, 08/26/24	750	834

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
4.00%, 04/01/24 - 01/22/25	450	499
3.46%, 03/15/25	400	434
2.46%, 10/22/25	400	422
1.32%, 06/19/26	165	166
4.25%, 10/22/26	750	864
3.59%, 07/21/28	750	838
3.97%, 03/05/29	150	172
4.27%, 07/23/29	170	199
3.19%, 07/23/30	300	331
2.88%, 10/22/30	400	430
2.50%, 02/13/31	185	194
2.59%, 04/29/31	250	264
1.90%, 07/23/31	150	149
4.24%, 04/24/38	120	146
2.68%, 06/19/41	165	168
4.44%, 01/20/48 (e)	120	155
3.95%, 01/23/49	75	91
4.33%, 03/15/50	300	381
Bank of Montreal
2.90%, 03/26/22 (f)	400	415
3.80%, 12/15/32	300	333
Banque Developpt Conseil Europe 9
1.38%, 02/27/25	300	312
Barclays PLC
1.70%, 05/12/22 (f)	350	356
3.65%, 03/16/25	400	431
5.25%, 08/17/45	250	328
Berkshire Hathaway Finance Corporation
4.30%, 05/15/43	200	256
4.20%, 08/15/48	135	172
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	245
BlackRock, Inc.
3.38%, 06/01/22	350	367
2.40%, 04/30/30	200	217
BNP Paribas
4.25%, 10/15/24	250	278
BPCE
4.00%, 04/15/24	200	221
Brighthouse Financial, Inc.
3.70%, 06/22/27	300	311
Brookfield Asset Management Inc.
4.00%, 01/15/25	250	280
Brookfield Financial, Inc.
3.90%, 01/25/28	150	167
Canadian Imperial Bank of Commerce
2.25%, 01/28/25 (f)	200	210
Capital One Financial Corporation
3.50%, 06/15/23	550	588
4.20%, 10/29/25	500	555
Chubb INA Holdings Inc.
2.70%, 03/13/23	500	525
4.35%, 11/03/45	150	196
Cincinnati Financial Corporation
6.13%, 11/01/34	100	143
Citigroup Inc.
2.90%, 12/08/21	250	257
4.50%, 01/14/22	750	788
2.75%, 04/25/22	500	517
4.05%, 07/30/22	400	425
1.68%, 05/15/24	500	512
5.50%, 09/13/25	300	355
3.11%, 04/08/26	250	270
3.20%, 10/21/26	780	860
3.89%, 01/10/28 (e)	160	181
3.67%, 07/24/28 (e)	450	505
4.13%, 07/25/28	250	287
4.08%, 04/23/29	115	132
6.63%, 06/15/32	300	418
5.88%, 01/30/42	489	713
4.75%, 05/18/46	200	251
4.28%, 04/24/48	60	75
4.65%, 07/23/48	140	183
CME Group Inc.
3.00%, 03/15/25	200	219
Cooperatieve Rabobank U.A.
4.38%, 08/04/25	500	565
5.25%, 08/04/45	250	339
Corporacion Andina de Fomento
4.38%, 06/15/22	750	791
Credit Suisse (USA), Inc.
3.00%, 10/29/21	500	514
3.63%, 09/09/24	250	277
Credit Suisse Group Funding (Guernsey) Ltd
4.88%, 05/15/45	250	330
Credit Suisse Holdings (USA), Inc.
2.80%, 04/08/22	250	259
2.95%, 04/09/25	250	273
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	220	226
3.95%, 02/27/23	500	525
3.55%, 09/18/31 (f)	300	302
Diamond Finance International Limited
6.02%, 06/15/26 (g)	425	500
8.10%, 07/15/36 (g)	145	190
8.35%, 07/15/46 (g)	120	159
Discover Bank
4.25%, 03/13/26	200	228
2.70%, 02/06/30	250	262
Equitable Holdings, Inc.
4.35%, 04/20/28	85	97
5.00%, 04/20/48	100	118
ERP Operating Limited Partnership
2.50%, 02/15/30	200	212
European Bank for Reconstruction and Development
0.25%, 07/10/23 (a)	300	299
0.50%, 05/19/25	500	502
European Investment Bank
1.38%, 09/06/22 - 05/15/23	1,250	1,279
1.63%, 03/14/25	210	221
0.38%, 12/15/25	225	224
Fifth Third Bancorp
8.25%, 03/01/38	300	489
GE Capital International Funding Company Unlimited Company
3.37%, 11/15/25	500	534
4.42%, 11/15/35	350	369
General Motors Financial Company, Inc.
3.55%, 07/08/22	300	310
4.15%, 06/19/23	500	530
4.00%, 01/15/25	200	213
2.90%, 02/26/25	200	206
HSBC Holdings PLC
3.26%, 03/13/23 (e)	900	931
4.25%, 03/14/24	150	161
3.80%, 03/11/25 (f)	400	431
3.97%, 05/22/30	300	335
7.63%, 05/17/32	650	892
6.10%, 01/14/42	300	427
ING Groep N.V.
3.55%, 04/09/24	300	326
Inter-American Development Bank
2.13%, 01/18/22	1,000	1,024
1.75%, 04/14/22	400	409
1.75%, 03/14/25 (a)	160	169
Intercontinental Exchange, Inc.
4.00%, 10/15/23	300	330
2.10%, 06/15/30	400	413
2.65%, 09/15/40	80	80
4.25%, 09/21/48	75	93
3.00%, 06/15/50 - 09/15/60	485	504
International Bank for Reconstruction and Development
1.63%, 01/15/25	250	263
0.63%, 04/22/25	430	434
0.38%, 07/28/25	300	299
International Finance Corporation
2.00%, 10/24/22	500	518
1.38%, 10/16/24	400	416

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Jefferies Financial Group Inc.
5.50%, 10/18/23	400	440
Jefferies Group LLC
4.15%, 01/23/30	150	169
JPMorgan Chase & Co.
3.20%, 01/25/23	500	531
2.78%, 04/25/23	900	931
3.38%, 05/01/23	750	797
3.63%, 05/13/24	250	276
1.51%, 06/01/24	400	408
3.80%, 07/23/24	130	141
3.13%, 01/23/25	305	333
2.30%, 10/15/25	235	247
2.08%, 04/22/26	250	261
8.00%, 04/29/27	200	274
3.54%, 05/01/28	300	337
2.18%, 06/01/28	500	522
3.51%, 01/23/29	200	225
4.01%, 04/23/29	150	174
4.20%, 07/23/29	640	755
2.74%, 10/15/30	220	237
2.52%, 04/22/31	405	431
2.96%, 05/13/31	350	375
3.11%, 04/22/41 - 04/22/51	700	753
5.60%, 07/15/41	800	1,170
3.96%, 11/15/48	200	241
3.90%, 01/23/49	105	126
KeyCorp
2.25%, 04/06/27	250	265
KfW
2.50%, 02/15/22	400	412
1.63%, 02/15/23	600	619
Lazard Group LLC
4.38%, 03/11/29	300	343
Lincoln National Corporation
4.00%, 09/01/23	500	546
Lloyds Banking Group PLC
3.90%, 03/12/24 (f)	300	327
3.87%, 07/09/25 (f)	250	272
4.65%, 03/24/26	500	553
4.34%, 01/09/48	500	585
LYB International Finance B.V.
5.25%, 07/15/43	300	367
Markel Corporation
4.15%, 09/17/50	300	358
Marsh & Mclennan Companies, Inc.
4.90%, 03/15/49	65	90
Merrill Lynch & Co., Inc.
6.11%, 01/29/37	250	351
MetLife, Inc.
3.60%, 04/10/24	250	275
5.70%, 06/15/35	100	146
6.40%, 12/15/36	100	124
5.88%, 02/06/41	300	436
Mitsubishi UFJ Financial Group Inc
3.76%, 07/26/23	300	325
4.29%, 07/26/38	300	364
Mizuho Financial Group Inc
3.55%, 03/05/23	300	320
4.02%, 03/05/28	500	580
2.20%, 07/10/31	200	202
Morgan Stanley
2.63%, 11/17/21	500	512
3.13%, 01/23/23	150	159
3.75%, 02/25/23	300	322
3.70%, 10/23/24	500	554
4.00%, 07/23/25	750	846
6.25%, 08/09/26	200	253
4.35%, 09/08/26	650	749
3.63%, 01/20/27	600	678
2.70%, 01/22/31	185	197
6.38%, 07/24/42	300	467
4.38%, 01/22/47	200	260
National Australia Bank Limited
2.50%, 07/12/26	500	544
Nomura Holdings, Inc.
2.65%, 01/16/25	200	210
Nordiska Investeringsbanken, Pohjoismaiden Investointipankki Nib, Nordic Investment Bank
0.38%, 05/19/23	400	401
Northern Trust Corporation
3.95%, 10/30/25	250	289
ORIX Corporation
3.70%, 07/18/27	200	226
PNC Bank, National Association
4.20%, 11/01/25	300	347
Prudential Financial, Inc.
3.50%, 05/15/24	500	553
5.20%, 03/15/44 (e)	250	263
4.60%, 05/15/44	150	183
3.91%, 12/07/47	313	349
4.35%, 02/25/50	300	359
3.70%, 03/13/51	300	330
Royal Bank of Canada
1.60%, 04/17/23 (f)	250	257
S&P Global Inc.
2.50%, 12/01/29	200	218
Santander Holdings USA, Inc.
4.50%, 07/17/25	500	553
Shire Acquisitions Investments Ireland Designated Activity Company
3.20%, 09/23/26	500	555
State Street Corporation
3.10%, 05/15/23	500	533
3.03%, 11/01/34	230	251
Sumitomo Mitsui Banking Corporation
3.40%, 07/11/24	500	544
Sumitomo Mitsui Financial Group, Inc.
3.10%, 01/17/23	100	105
3.45%, 01/11/27	150	167
3.54%, 01/17/28	200	224
3.04%, 07/16/29	300	326
SunTrust Banks, Inc.
2.80%, 05/17/22	500	519
Synchrony Financial
4.25%, 08/15/24	250	271
TD Ameritrade Holding Corporation
2.95%, 04/01/22	200	207
The Allstate Corporation
3.15%, 06/15/23	400	427
The Bank of Nova Scotia
2.00%, 11/15/22 (f)	580	599
1.63%, 05/01/23 (f)	250	256
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	250	267
3.63%, 01/22/23	400	427
2.91%, 07/24/23	500	518
3.75%, 05/22/25	1,000	1,109
4.25%, 10/21/25	500	568
3.85%, 01/26/27	110	123
3.81%, 04/23/29	150	171
2.60%, 02/07/30	500	527
6.75%, 10/01/37	350	507
4.41%, 04/23/39	90	109
6.25%, 02/01/41	250	374
4.75%, 10/21/45	230	302
The Hartford Financial Services Group, Inc.
6.10%, 10/01/41	75	106
The PNC Financial Services Group, Inc.
2.20%, 11/01/24	500	530
3.15%, 05/19/27	400	445
3.45%, 04/23/29	200	230
2.55%, 01/22/30	400	434
The Progressive Corporation
4.35%, 04/25/44	200	257
4.13%, 04/15/47	50	63
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (e) (f)	200	207
3.88%, 09/12/23	300	322

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
4.27%, 03/22/25 (f)	400	435
The Toronto-Dominion Bank
1.90%, 12/01/22 (f)	300	309
The Travelers Companies, Inc.
6.38%, 03/15/33	200	298
4.00%, 05/30/47	100	122
Truist Bank
3.63%, 09/16/25	500	563
Truist Financial Corporation
2.50%, 08/01/24	325	346
U.S. Bancorp
2.95%, 07/15/22	400	417
3.15%, 04/27/27	500	564
1.38%, 07/22/30	100	99
U.S. Bank National Association
2.80%, 01/27/25	500	543
Unum Group
4.50%, 12/15/49	300	290
Visa Inc.
3.15%, 12/14/25	305	341
1.10%, 02/15/31 (a)	300	293
2.70%, 04/15/40	400	430
4.30%, 12/14/45	205	272
3.65%, 09/15/47	45	55
2.00%, 08/15/50	280	258
Wells Fargo & Company
3.50%, 03/08/22	500	521
2.16%, 02/11/26	160	166
3.00%, 02/19/25 - 04/22/26	1,240	1,348
4.10%, 06/03/26	200	225
3.00%, 10/23/26	500	546
3.58%, 05/22/28 (e)	250	279
4.15%, 01/24/29	130	153
2.57%, 02/11/31	360	377
5.38%, 02/07/35	250	341
3.07%, 01/24/23 - 04/30/41	820	851
5.61%, 01/15/44	350	472
4.90%, 11/17/45	250	315
4.75%, 12/07/46	200	249
Wells Fargo Bank, National Association
3.63%, 10/22/21	500	515
Westpac Banking Corporation
2.75%, 01/11/23	200	211
2.85%, 05/13/26	90	100
2.70%, 08/19/26	250	274
3.40%, 01/25/28	200	229
4.11%, 07/24/34	500	562
4.42%, 07/24/39 (a)	50	61
Willis North America Inc.
3.88%, 09/15/49	300	345
		109,064
Health Care 3.3%
Abbott Laboratories
2.95%, 03/15/25	250	273
1.40%, 06/30/30	300	302
6.00%, 04/01/39	100	153
4.75%, 04/15/43	200	272
AbbVie Inc.
3.25%, 10/01/22 (g)	500	523
2.90%, 11/06/22	400	419
2.60%, 11/21/24 (g)	400	424
3.80%, 03/15/25 (g)	400	443
3.60%, 05/14/25	140	155
3.20%, 05/14/26	200	220
4.25%, 11/14/28	100	118
3.20%, 11/21/29 (g)	350	385
4.50%, 05/14/35	180	218
4.30%, 05/14/36	115	135
4.05%, 11/21/39 (g)	400	458
4.63%, 10/01/42 (g)	500	606
4.70%, 05/14/45	260	317
4.45%, 05/14/46	140	166
4.88%, 11/14/48	100	127
4.25%, 11/21/49 (g)	300	354
Aetna Inc.
3.50%, 11/15/24	200	219
6.63%, 06/15/36	150	211
4.13%, 11/15/42	200	225
Amgen Inc.
2.65%, 05/11/22	200	207
2.60%, 08/19/26	180	195
2.45%, 02/21/30	80	85
2.30%, 02/25/31	350	366
3.15%, 02/21/40	265	282
3.38%, 02/21/50	265	285
4.66%, 06/15/51	808	1,050
Anthem, Inc.
3.30%, 01/15/23	300	318
3.50%, 08/15/24	500	547
2.25%, 05/15/30	350	360
4.65%, 01/15/43	200	252
4.38%, 12/01/47	80	97
3.13%, 05/15/50	350	352
AstraZeneca PLC
3.38%, 11/16/25	115	129
1.38%, 08/06/30	80	78
6.45%, 09/15/37	250	379
4.38%, 11/16/45 - 08/17/48	130	169
Baxalta Incorporated
4.00%, 06/23/25	250	284
5.25%, 06/23/45	60	82
Becton, Dickinson and Company
3.73%, 12/15/24	193	213
3.70%, 06/06/27	300	339
Biogen Inc.
4.05%, 09/15/25	440	502
Boston Scientific Corporation
3.85%, 05/15/25	102	115
1.90%, 06/01/25	400	417
Bristol-Myers Squibb Company
2.00%, 08/01/22 (a)	300	309
3.25%, 02/20/23 - 08/01/42	660	754
2.90%, 07/26/24	270	292
3.88%, 08/15/25	220	251
3.90%, 02/20/28	200	237
3.40%, 07/26/29	240	279
4.13%, 06/15/39	100	126
4.63%, 05/15/44	250	334
4.35%, 11/15/47	70	92
4.55%, 02/20/48	90	121
4.25%, 10/26/49	190	250
Cardinal Health, Inc.
2.62%, 06/15/22	200	206
3.75%, 09/15/25	100	112
3.41%, 06/15/27	200	222
Cigna Holding Company
3.75%, 07/15/23	113	122
3.50%, 06/15/24	300	327
3.40%, 03/01/27	400	449
4.38%, 10/15/28	210	249
4.80%, 08/15/38 - 07/15/46	820	1,018
3.88%, 10/15/47	60	66
4.90%, 12/15/48	160	207
CVS Health Corporation
3.50%, 07/20/22	500	524
3.70%, 03/09/23	400	428
4.10%, 03/25/25	400	452
2.88%, 06/01/26	200	217
4.30%, 03/25/28	620	725
3.25%, 08/15/29	600	664
1.75%, 08/21/30	95	93
2.70%, 08/21/40	70	67
5.13%, 07/20/45	500	628
5.05%, 03/25/48	470	598
Eli Lilly and Company
3.38%, 03/15/29	500	578
2.25%, 05/15/50	500	472
2.50%, 09/15/60	300	282

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Gilead Sciences, Inc.
4.40%, 12/01/21	200	207
1.95%, 03/01/22	200	204
3.65%, 03/01/26	750	846
2.95%, 03/01/27	550	605
1.20%, 10/01/27 (a)	210	211
1.65%, 10/01/30	400	399
4.15%, 03/01/47	150	182
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	500	528
3.38%, 05/15/23	135	145
3.88%, 05/15/28	120	143
HCA Inc.
5.00%, 03/15/24	350	392
4.13%, 06/15/29	100	113
5.13%, 06/15/39	50	60
5.50%, 06/15/47	300	370
5.25%, 06/15/49	100	121
Humana Inc.
4.95%, 10/01/44	200	264
Johnson & Johnson
2.45%, 03/01/26	350	382
3.63%, 03/03/37	100	121
5.95%, 08/15/37	250	384
4.50%, 12/05/43	100	136
3.50%, 01/15/48	50	61
Laboratory Corporation of America Holdings
3.20%, 02/01/22	500	517
McKesson Corporation
2.85%, 03/15/23	500	523
4.88%, 03/15/44	60	72
MedStar Health, Inc.
3.63%, 08/15/49	200	219
Medtronic, Inc.
3.50%, 03/15/25	210	237
4.38%, 03/15/35	200	268
4.63%, 03/15/45	284	390
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	192
4.20%, 07/01/55	250	330
Merck & Co., Inc.
2.40%, 09/15/22	400	414
3.90%, 03/07/39	50	62
2.35%, 02/10/22 - 06/24/40	305	313
3.60%, 09/15/42	200	242
3.70%, 02/10/45	250	299
4.00%, 03/07/49	80	101
2.45%, 06/24/50	70	70
Mylan Inc
4.20%, 11/29/23	400	438
Mylan N.V.
5.25%, 06/15/46	85	105
Northwell Health, Inc.
3.98%, 11/01/46	500	551
Novartis Capital Corporation
2.20%, 08/14/30	95	102
4.40%, 05/06/44	200	268
2.75%, 08/14/50	65	70
Pfizer Inc.
0.80%, 05/28/25	300	302
2.75%, 06/03/26	475	526
6.60%, 12/01/28 (h)	50	69
2.55%, 05/28/40	300	311
4.40%, 05/15/44	650	849
4.20%, 09/15/48	50	65
4.00%, 03/15/49	65	82
Providence St. Joseph Health
3.74%, 10/01/47	350	404
Quest Diagnostics Incorporated
3.50%, 03/30/25	300	332
Stryker Corporation
3.50%, 03/15/26	250	282
4.10%, 04/01/43	200	237
The New York and Presbyterian Hospital
4.06%, 08/01/56	300	386
Thermo Fisher Scientific Inc.
2.95%, 09/19/26	250	277
5.30%, 02/01/44	200	277
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	299
UnitedHealth Group Incorporated
2.88%, 03/15/22	900	927
3.75%, 07/15/25 - 10/15/47	200	231
3.88%, 12/15/28	200	237
5.80%, 03/15/36	150	215
3.50%, 08/15/39	500	574
4.75%, 07/15/45	110	148
4.20%, 01/15/47	150	188
4.25%, 06/15/48	80	102
4.45%, 12/15/48	60	80
Upjohn Inc.
2.70%, 06/22/30 (g)	90	93
3.85%, 06/22/40 (g)	80	86
4.00%, 06/22/50 (g)	110	117
Wyeth LLC
5.95%, 04/01/37	250	369
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22	200	207
3.55%, 04/01/25	200	221
Zoetis Inc.
2.00%, 05/15/30	200	207
		45,934
Communication Services 2.6%
Alphabet Inc.
0.45%, 08/15/25	250	249
2.00%, 08/15/26	300	321
1.10%, 08/15/30	280	277
1.90%, 08/15/40	75	72
2.25%, 08/15/60	225	211
America Movil, S.A.B. De C.V.
6.38%, 03/01/35	100	145
4.38%, 07/16/42	200	244
AT&T Inc.
3.00%, 06/30/22	150	156
2.95%, 07/15/26	500	547
4.25%, 03/01/27	170	197
2.30%, 06/01/27	1,000	1,049
4.35%, 03/01/29 - 06/15/45	655	742
4.85%, 07/15/45	90	107
4.75%, 05/15/46	200	234
4.50%, 05/15/35 - 03/09/48	1,606	1,872
3.65%, 06/01/51	500	500
3.65%, 09/15/59 (g)	206	200
British Telecommunications Public Limited Company
9.63%, 12/15/30 (h)	250	401
Charter Communications Operating, LLC
4.91%, 07/23/25	640	738
5.38%, 04/01/38	400	482
6.48%, 10/23/45	210	280
5.75%, 04/01/48	100	124
4.80%, 03/01/50	200	229
Comcast Corporation
3.70%, 04/15/24	285	315
3.38%, 08/15/25	290	323
4.15%, 10/15/28	650	782
1.50%, 02/15/31	850	839
4.20%, 08/15/34	500	623
6.50%, 11/15/35	100	152
6.95%, 08/15/37	250	391
3.90%, 03/01/38	70	83
4.75%, 03/01/44	300	391
4.00%, 08/15/47 - 03/01/48	410	496
4.70%, 10/15/48	365	482
2.45%, 08/15/52	750	699
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (h)	300	465
Discovery Communications, LLC
3.95%, 03/20/28	105	121
3.63%, 05/15/30	400	444

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
5.20%, 09/20/47	75	89
4.00%, 09/15/55 (g)	319	322
Fox Corporation
5.48%, 01/25/39	65	87
5.58%, 01/25/49	80	110
Grupo Televisa S.A.B.
6.63%, 03/18/25	100	121
5.00%, 05/13/45	300	339
NBCUniversal Media, LLC
6.40%, 04/30/40	250	380
Orange SA
5.38%, 01/13/42	100	140
5.50%, 02/06/44	300	432
RELX Capital Inc.
4.00%, 03/18/29	300	352
Rogers Communications Inc.
3.63%, 12/15/25	300	339
3.70%, 11/15/49	500	558
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	300	424
6.75%, 06/15/39	300	409
Telefonica Emisiones, S.A.U.
5.52%, 03/01/49	300	374
Telefonica Europe B.V.
8.25%, 09/15/30	500	753
The Interpublic Group of Companies, Inc.
4.20%, 04/15/24	250	277
The Walt Disney Company
3.00%, 09/15/22	350	367
1.75%, 08/30/24	150	156
2.00%, 09/01/29	625	646
6.20%, 12/15/34	50	73
2.75%, 09/01/49	225	218
3.60%, 01/13/51	300	338
3.80%, 05/13/60	650	747
T-Mobile USA, Inc.
3.50%, 04/15/25 (g)	340	373
1.50%, 02/15/26 (g)	600	602
2.05%, 02/15/28 (g)	900	921
3.88%, 04/15/30 (g)	435	496
2.55%, 02/15/31 (g)	1,000	1,034
4.38%, 04/15/40 (g)	110	129
3.00%, 02/15/41 (g)	300	296
4.50%, 04/15/50 (g)	160	191
TWDC Enterprise 18 Corp.
7.00%, 03/01/32	50	75
Verizon Communications Inc.
5.15%, 09/15/23	250	283
3.38%, 02/15/25	223	248
4.13%, 03/16/27	300	354
4.33%, 09/21/28	400	484
4.02%, 12/03/29	982	1,176
4.50%, 08/10/33	180	227
5.25%, 03/16/37	195	270
4.86%, 08/21/46	850	1,156
5.01%, 04/15/49	260	372
Viacom Inc.
3.88%, 04/01/24	156	170
7.88%, 07/30/30	125	180
4.38%, 03/15/43	300	318
ViacomCBS Inc.
4.00%, 01/15/26	500	562
4.85%, 07/01/42	150	167
Vodafone Group Public Limited Company
4.38%, 05/30/28	220	260
7.88%, 02/15/30	200	289
5.00%, 05/30/38	60	75
5.25%, 05/30/48	175	225
4.25%, 09/17/50	75	87
5.13%, 06/19/59	110	139
		35,193
Information Technology 2.4%
Adobe Inc.
2.30%, 02/01/30	200	216
Apple Inc.
2.50%, 02/09/22	200	206
2.30%, 05/11/22	160	165
1.70%, 09/11/22	300	308
2.40%, 05/03/23	650	683
0.75%, 05/11/23	300	303
3.45%, 05/06/24	400	441
1.80%, 09/11/24	135	141
1.13%, 05/11/25	250	255
2.45%, 08/04/26	320	348
3.35%, 02/09/27	400	456
3.20%, 05/11/27	150	170
3.00%, 11/13/27	620	699
2.20%, 09/11/29	300	322
1.65%, 05/11/30	250	258
4.65%, 02/23/46	300	413
4.25%, 02/09/47	60	79
3.75%, 09/12/47 - 11/13/47	160	197
2.95%, 09/11/49	300	326
2.65%, 05/11/50	250	259
2.55%, 08/20/60	155	154
Applied Materials, Inc.
3.90%, 10/01/25	350	402
Autodesk, Inc.
4.38%, 06/15/25	500	568
Broadcom Corporation
2.65%, 01/15/23	300	312
3.13%, 01/15/25	300	320
3.50%, 01/15/28	300	325
Broadcom Inc.
2.25%, 11/15/23	100	104
4.70%, 04/15/25	250	283
3.15%, 11/15/25	100	108
3.46%, 09/15/26	521	571
4.75%, 04/15/29	200	232
5.00%, 04/15/30	250	295
4.15%, 11/15/30	100	112
4.30%, 11/15/32	350	400
Cisco Systems, Inc.
3.00%, 06/15/22	100	105
3.63%, 03/04/24	300	332
3.50%, 06/15/25	100	113
2.50%, 09/20/26	400	439
Corning Incorporated
5.75%, 08/15/40	95	127
3.90%, 11/15/49	300	344
4.38%, 11/15/57	40	48
Dell International L.L.C.
5.85%, 07/15/25 (g)	250	292
6.20%, 07/15/30 (g)	250	299
DXC Technology Company
4.75%, 04/15/27	30	34
Equifax Inc.
3.10%, 05/15/30	250	272
Fidelity National Information Services, Inc.
3.50%, 04/15/23	106	113
Fiserv, Inc.
2.75%, 07/01/24	190	203
3.50%, 07/01/29	190	216
4.40%, 07/01/49	100	125
Hewlett Packard Enterprise Company
4.45%, 10/02/23	250	275
4.65%, 10/01/24	250	282
4.90%, 10/15/25	180	206
6.35%, 10/15/45	90	114
HP Inc.
4.05%, 09/15/22	300	320
Intel Corporation
2.70%, 12/15/22	200	210
2.88%, 05/11/24	100	108
3.70%, 07/29/25	500	568
3.15%, 05/11/27	150	169
2.45%, 11/15/29	250	272
4.25%, 12/15/42	200	252
4.10%, 05/11/47	150	189

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
3.73%, 12/08/47	120	142
3.25%, 11/15/49	80	89
International Business Machines Corporation
3.00%, 05/15/24	300	325
7.00%, 10/30/25	200	260
3.45%, 02/19/26	135	153
3.50%, 05/15/29	210	243
5.88%, 11/29/32	100	143
4.15%, 05/15/39	500	614
4.00%, 06/20/42	200	239
4.25%, 05/15/49	150	187
Jabil Inc.
4.70%, 09/15/22	300	321
Juniper Networks, Inc.
4.35%, 06/15/25	200	225
Keysight Technologies, Inc.
4.55%, 10/30/24	300	338
KLA Corporation
3.30%, 03/01/50	300	312
MasterCard Incorporated
3.85%, 03/26/50	300	382
Micron Technology, Inc.
2.50%, 04/24/23	250	260
Microsoft Corporation
2.40%, 02/06/22	240	247
2.38%, 02/12/22	400	411
3.13%, 11/03/25	680	760
3.30%, 02/06/27	450	514
4.20%, 11/03/35	210	276
2.53%, 06/01/50	377	393
3.95%, 08/08/56	524	686
4.50%, 02/06/57	240	344
2.68%, 06/01/60	179	187
Motorola Solutions, Inc.
4.60%, 05/23/29	300	354
NXP B.V.
5.55%, 12/01/28 (g)	100	124
Oracle Corporation
2.50%, 05/15/22	500	515
2.63%, 02/15/23	200	210
3.63%, 07/15/23	400	435
2.65%, 07/15/26	500	545
3.25%, 11/15/27	210	237
3.90%, 05/15/35	350	425
3.80%, 11/15/37	200	233
4.50%, 07/08/44	200	250
4.13%, 05/15/45	200	240
4.38%, 05/15/55	660	829
Paypal Holdings, Inc.
2.20%, 09/26/22	250	258
1.65%, 06/01/25	600	621
2.85%, 10/01/29	100	110
2.30%, 06/01/30	460	486
3.25%, 06/01/50	400	442
Qualcomm Incorporated
3.45%, 05/20/25	150	167
3.25%, 05/20/27	300	336
4.65%, 05/20/35	60	80
4.80%, 05/20/45	90	120
Seagate HDD Cayman
5.75%, 12/01/34	250	283
Texas Instruments Incorporated
4.15%, 05/15/48	75	98
VMware, Inc.
4.50%, 05/15/25 (i)	250	283
4.70%, 05/15/30 (i)	250	295
		32,485
Energy 2.3%
Baker Hughes Holdings LLC
4.49%, 05/01/30	500	569
Baker Hughes, a GE Company, LLC
2.77%, 12/15/22	500	523
3.34%, 12/15/27	400	424
Boardwalk Pipelines, LP
3.38%, 02/01/23	200	206
BP Capital Markets America Inc.
3.63%, 04/06/30	750	860
BP Capital Markets P.L.C.
3.06%, 03/17/22	200	208
3.81%, 02/10/24	500	549
3.28%, 09/19/27	90	100
Burlington Resources Finance Co
7.20%, 08/15/31	100	144
Canadian Natural Resources Limited
5.85%, 02/01/35	150	179
6.25%, 03/15/38	150	178
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	180	205
Chevron Corporation
3.19%, 06/24/23	500	535
2.95%, 05/16/26	110	122
2.24%, 05/11/30	180	191
Chevron U.S.A. Inc.
2.34%, 08/12/50	40	38
CNOOC Limited
3.00%, 05/09/23	400	418
4.25%, 05/09/43	300	363
CNOOC Petroleum North America ULC
5.88%, 03/10/35	50	71
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	130
Concho Resources Inc.
4.30%, 08/15/28	250	276
4.88%, 10/01/47	45	49
Conoco Funding Company
7.25%, 10/15/31	75	110
ConocoPhillips
6.95%, 04/15/29	200	277
Devon Energy Corporation
5.85%, 12/15/25	57	64
Ecopetrol S.A.
5.88%, 09/18/23	600	659
4.13%, 01/16/25	250	262
Enable Midstream Partners, LP
3.90%, 05/15/24	200	197
4.95%, 05/15/28	300	294
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	270
Energy Transfer LP
4.75%, 01/15/26	350	373
4.95%, 06/15/28	650	688
3.75%, 05/15/30	250	242
7.50%, 07/01/38	200	228
6.50%, 02/01/42	150	157
6.00%, 06/15/48	50	50
6.25%, 04/15/49	90	93
5.00%, 05/15/50	200	184
Enterprise Products Operating LLC
3.70%, 02/15/26	350	392
2.80%, 01/31/30	250	265
6.88%, 03/01/33	25	33
6.45%, 09/01/40	100	131
4.45%, 02/15/43	150	161
4.95%, 10/15/54	300	337
3.95%, 01/31/60	100	98
4.88%, 08/16/77 (e)	500	432
EOG Resources, Inc.
2.63%, 03/15/23	200	208
3.15%, 04/01/25	200	218
Equinor ASA
3.15%, 01/23/22	200	207
3.70%, 03/01/24	200	220
3.95%, 05/15/43	300	348
Exxon Mobil Corporation
1.57%, 04/15/23 (f)	250	257
3.04%, 03/01/26	315	348
2.28%, 08/16/26	150	160
2.61%, 10/15/30 (f)	360	389

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
3.00%, 08/16/39	300	316
4.11%, 03/01/46	205	242
3.10%, 08/16/49	200	204
3.45%, 04/15/51 (f)	395	434
Halliburton Company
3.80%, 11/15/25	150	162
7.45%, 09/15/39	250	322
5.00%, 11/15/45	120	122
Hess Corporation
7.30%, 08/15/31	23	28
5.60%, 02/15/41	400	432
HollyFrontier Corporation
5.88%, 04/01/26	240	263
Husky Energy Inc.
4.40%, 04/15/29	200	209
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	300	318
5.00%, 03/01/43	300	334
5.40%, 09/01/44	250	287
Kinder Morgan, Inc.
5.30%, 12/01/34	350	416
Magellan Midstream Partners, L.P.
3.25%, 06/01/30	250	268
Marathon Petroleum Corporation
3.80%, 04/01/28	200	216
6.50%, 03/01/41	300	363
MPLX LP
4.88%, 06/01/25	250	282
4.50%, 04/15/38	105	107
5.20%, 03/01/47	560	601
5.50%, 02/15/49	80	89
4.90%, 04/15/58	110	111
Noble Energy, Inc.
3.90%, 11/15/24	35	38
ONEOK Partners, L.P.
3.38%, 10/01/22	250	259
6.65%, 10/01/36	150	167
ONEOK, Inc.
7.50%, 09/01/23	200	229
4.00%, 07/13/27	200	208
4.55%, 07/15/28	50	53
Phillips 66
4.30%, 04/01/22	500	527
4.65%, 11/15/34	250	298
Phillips 66 Partners LP
4.90%, 10/01/46	150	155
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	169
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	300	340
5.00%, 03/15/27	100	113
4.20%, 03/15/28	300	326
4.50%, 05/15/30 (f) (g)	250	282
Shell International Finance B.V.
2.00%, 11/07/24	300	315
2.38%, 04/06/25 - 11/07/29	550	584
2.75%, 04/06/30	250	273
4.13%, 05/11/35	200	241
6.38%, 12/15/38	200	297
4.38%, 05/11/45	260	316
4.00%, 05/10/46	155	180
3.13%, 11/07/49	200	206
3.25%, 05/11/25 - 04/06/50	480	519
Suncor Energy Inc.
4.00%, 11/15/47	340	346
Sunoco Logistics Partners Operations L.P.
3.45%, 01/15/23	300	307
5.40%, 10/01/47	90	85
The Williams Companies, Inc.
3.50%, 11/15/30	250	271
Total Capital Canada Ltd.
2.75%, 07/15/23	300	318
Total Capital International
2.70%, 01/25/23	500	525
3.46%, 07/12/49	50	54
TransCanada PipeLines Limited
4.88%, 01/15/26 - 05/15/48	410	485
4.10%, 04/15/30	250	289
6.20%, 10/15/37	100	135
5.00%, 10/16/43	150	180
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30 (g)	250	270
Valero Energy Corporation
3.65%, 03/15/25	250	270
Valero Energy Partners LP
4.38%, 12/15/26	200	224
Williams Partners L.P.
4.00%, 09/15/25	350	387
3.75%, 06/15/27	300	329
6.30%, 04/15/40	200	245
		31,631
Utilities 2.2%
AEP Texas Inc.
2.40%, 10/01/22	353	364
3.45%, 01/15/50	10	11
Alabama Power Company
6.00%, 03/01/39	250	363
4.30%, 01/02/46	250	313
3.70%, 12/01/47	200	234
Ameren Illinois Company
3.25%, 03/01/25	250	274
3.70%, 12/01/47	300	355
Arizona Public Service Company
4.50%, 04/01/42	100	124
Atmos Energy Corporation
1.50%, 01/15/31	300	298
4.13%, 10/15/44	300	366
Baltimore Gas and Electric Company
3.50%, 08/15/46	160	180
Berkshire Hathaway Energy Company
2.80%, 01/15/23	200	209
3.25%, 04/15/28	200	227
6.13%, 04/01/36	400	569
3.80%, 07/15/48	100	116
CenterPoint Energy, Inc.
2.95%, 03/01/30	200	219
CMS Energy Corporation
4.75%, 06/01/50	300	319
Consolidated Edison Company of New York, Inc.
5.50%, 12/01/39	300	410
5.70%, 06/15/40	100	140
3.88%, 06/15/47	300	350
Dominion Energy Gas Holdings, LLC
3.55%, 11/01/23	200	216
3.00%, 11/15/29	150	165
3.90%, 11/15/49	150	172
Dominion Energy South Carolina, Inc.
5.10%, 06/01/65	200	297
Dominion Energy, Inc.
2.85%, 08/15/26	350	383
3.38%, 04/01/30	250	281
7.00%, 06/15/38	200	300
DTE Electric Company
3.38%, 03/01/25	200	222
2.63%, 03/01/31	250	274
2.95%, 03/01/50	400	422
Duke Energy Corporation
2.45%, 02/01/30 - 06/01/30	800	858
5.30%, 02/15/40	300	423
3.70%, 12/01/47	200	236
3.20%, 08/15/49	500	552
Duke Energy Florida, LLC
3.40%, 10/01/46	60	67
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	352
Duke Energy Progress, LLC
4.20%, 08/15/45	250	312
Edison International
3.13%, 11/15/22	300	309

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Eversource Energy
3.80%, 12/01/23	100	110
2.90%, 10/01/24	300	324
3.30%, 01/15/28	200	223
Exelon Corporation
3.95%, 06/15/25	150	169
4.95%, 06/15/35	250	311
Exelon Generation Company, LLC
4.25%, 06/15/22	375	394
FirstEnergy Corp.
4.85%, 07/15/47 (i)	250	300
Florida Power & Light Company
3.70%, 12/01/47	40	49
4.13%, 06/01/48	300	387
Iberdrola International B.V.
6.75%, 07/15/36	150	219
Kentucky Utilities Company
5.13%, 11/01/40	300	403
MidAmerican Energy Company
3.50%, 10/15/24	200	220
6.75%, 12/30/31	50	75
3.15%, 04/15/50	125	138
National Fuel Gas Company
3.95%, 09/15/27 (i)	301	310
National Rural Utilities Cooperative Finance Corporation
2.95%, 02/07/24	400	430
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	400	416
NiSource Finance Corp.
3.49%, 05/15/27	200	223
5.95%, 06/15/41	191	263
4.38%, 05/15/47	200	245
NiSource Inc.
0.95%, 08/15/25	600	598
1.70%, 02/15/31	500	490
Northern States Power Company
2.15%, 08/15/22	200	205
4.13%, 05/15/44	500	628
NorthWestern Corporation
4.18%, 11/15/44	150	180
NSTAR Electric Company
3.20%, 05/15/27	200	224
Ohio Power Company
2.60%, 04/01/30	200	218
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	198
5.25%, 09/30/40	200	274
3.80%, 09/30/47	200	241
Pacific Gas And Electric Company
3.15%, 01/01/26 (a)	345	353
2.10%, 08/01/27 (a)	435	421
4.55%, 07/01/30	235	254
4.50%, 07/01/40 (a)	240	245
4.95%, 07/01/50	275	293
3.50%, 08/01/50	105	94
PacifiCorp
2.95%, 06/01/23	300	317
6.25%, 10/15/37	200	290
PECO Energy Company
4.15%, 10/01/44	250	309
PPL Capital Funding, Inc.
4.13%, 04/15/30	250	295
PPL Electric Utilities Corporation
3.95%, 06/01/47	200	244
3.00%, 10/01/49	250	266
Progress Energy, Inc.
7.75%, 03/01/31	300	439
PSEG Power LLC
8.63%, 04/15/31	75	109
Public Service Electric and Gas Company
3.00%, 05/15/27	200	221
5.50%, 03/01/40	200	286
2.05%, 08/01/50	300	272
Public Service Enterprise Group Incorporated
0.80%, 08/15/25	200	199
1.60%, 08/15/30	200	197
Puget Sound Energy, Inc.
5.76%, 10/01/39	200	287
3.25%, 09/15/49	170	188
San Diego Gas & Electric Company
2.50%, 05/15/26	250	268
1.70%, 10/01/30	200	199
Sempra Energy
4.00%, 02/01/48	50	56
Southern California Edison Company
6.00%, 01/15/34	75	99
5.63%, 02/01/36	195	229
5.95%, 02/01/38	100	126
4.05%, 03/15/42	200	213
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	240
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	321
The Southern Company
3.70%, 04/30/30 (f)	250	285
4.25%, 07/01/36	250	289
4.40%, 07/01/46	400	473
Union Electric Company
3.65%, 04/15/45	350	404
Virginia Electric and Power Company
6.00%, 05/15/37	200	287
4.45%, 02/15/44	100	129
4.00%, 11/15/46	300	371
Washington Gas Light Company
3.80%, 09/15/46	200	230
WEC Energy Group Inc.
3.55%, 06/15/25	60	67
Xcel Energy Inc.
0.50%, 10/15/23	400	400
2.60%, 12/01/29	300	323
		30,335
Industrials 2.2%
3M Company
2.00%, 06/26/22 - 02/14/25	595	623
2.38%, 08/26/29	690	747
Air Lease Corporation
3.25%, 03/01/25	300	304
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	326
Burlington Northern Santa FE, LLC
3.05%, 09/01/22	800	835
6.15%, 05/01/37	100	149
5.75%, 05/01/40	400	572
Canadian National Railway Company
3.65%, 02/03/48	300	361
Canadian Pacific Railway Limited
6.13%, 09/15/15	90	135
Carrier Global Corporation
2.72%, 02/15/30 (g)	125	131
3.38%, 04/05/40 (g)	280	293
3.58%, 04/05/50 (g)	105	111
Caterpillar Financial Services Corporation
0.65%, 07/07/23	400	402
2.15%, 11/08/24	300	319
Caterpillar Inc.
3.40%, 05/15/24	500	545
2.60%, 04/09/30	250	274
4.30%, 05/15/44	300	384
3.25%, 04/09/50	250	281
CSX Corporation
3.70%, 11/01/23	200	218
3.80%, 03/01/28	300	350
5.50%, 04/15/41	205	278
4.30%, 03/01/48	50	62
3.95%, 05/01/50	300	363
Cummins Inc.
1.50%, 09/01/30	300	297

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
2.60%, 09/01/50	200	195
Deere & Company
2.60%, 06/08/22	400	413
3.90%, 06/09/42	200	253
Dover Corporation
5.38%, 03/01/41	150	191
Eaton Corporation
4.15%, 11/02/42	100	123
Emerson Electric Co.
2.63%, 12/01/21 - 02/15/23	710	734
FedEx Corporation
3.20%, 02/01/25	350	384
3.80%, 05/15/25	300	339
3.25%, 04/01/26	300	333
4.25%, 05/15/30	300	359
3.88%, 08/01/42	200	219
4.55%, 04/01/46	300	364
5.25%, 05/15/50	300	401
General Electric Capital Corporation
3.45%, 05/15/24	350	376
6.88%, 01/10/39	300	381
General Electric Company
3.45%, 05/01/27	250	264
3.63%, 05/01/30	355	368
4.25%, 05/01/40	250	254
4.50%, 03/11/44	300	310
4.35%, 05/01/50	370	376
Honeywell International Inc.
3.81%, 11/21/47	300	374
Ingersoll-Rand Luxembourg Finance S.A.
3.50%, 03/21/26	200	223
3.80%, 03/21/29	200	234
4.50%, 03/21/49	200	250
John Deere Capital Corporation
2.95%, 04/01/22	300	311
2.05%, 01/09/25 (a)	300	317
3.45%, 06/07/23 - 03/07/29	215	242
2.45%, 01/09/30	500	543
Kansas City Southern
3.50%, 05/01/50	300	311
Kennametal Inc.
4.63%, 06/15/28	100	109
L3Harris Technologies, Inc.
3.83%, 04/27/25	250	279
2.90%, 12/15/29 (a)	300	328
5.05%, 04/27/45	250	334
Lockheed Martin Corporation
3.55%, 01/15/26	200	228
4.50%, 05/15/36	105	134
4.07%, 12/15/42	243	301
4.09%, 09/15/52	107	137
Massachusetts Institute of Technology
4.68%, 07/01/14	250	365
Norfolk Southern Corporation
2.90%, 02/15/23	79	83
3.85%, 01/15/24	200	219
4.84%, 10/01/41	224	293
Northrop Grumman Corporation
3.25%, 01/15/28	150	168
4.75%, 06/01/43	155	202
3.85%, 04/15/45	250	292
Otis Worldwide Corporation
3.11%, 02/15/40	300	320
Parker-Hannifin Corporation
4.00%, 06/14/49	40	48
Precision Castparts Corp.
2.50%, 01/15/23	300	313
Raytheon BBN Technologies Corp.
2.80%, 03/15/22 (g)	200	206
4.80%, 12/15/43 (g)	25	32
Republic Services, Inc.
3.55%, 06/01/22	490	511
Roper Technologies, Inc.
1.40%, 09/15/27	300	303
Snap-on Incorporated
3.25%, 03/01/27	500	551
The Boeing Company
4.88%, 05/01/25 (i)	315	344
2.70%, 02/01/27	125	122
5.04%, 05/01/27 (i)	100	110
2.95%, 02/01/30	125	121
5.15%, 05/01/30 (i)	285	320
5.88%, 02/15/40	25	28
3.90%, 05/01/49	40	37
3.75%, 02/01/50	125	114
3.95%, 08/01/59	125	116
5.93%, 05/01/60 (i)	440	543
Union Pacific Corporation
3.95%, 09/10/28	300	354
4.30%, 03/01/49	50	64
3.84%, 03/20/60	445	513
United Parcel Service, Inc.
6.20%, 01/15/38	350	523
3.75%, 11/15/47	70	84
United Technologies Corporation
3.13%, 05/04/27	400	444
6.70%, 08/01/28	50	68
4.13%, 11/16/28	595	704
4.50%, 06/01/42	300	377
4.05%, 05/04/47	200	239
4.63%, 11/16/48	90	116
W. W. Grainger, Inc.
4.60%, 06/15/45	200	256
Waste Management, Inc.
2.90%, 09/15/22	200	208
4.15%, 07/15/49	50	63
Xylem Inc.
4.88%, 10/01/21	10	10
ZLS Prestigia Ltd
3.63%, 05/01/24	223	241
4.75%, 08/01/28	200	237
		29,914
Consumer Staples 1.9%
Altria Group, Inc.
2.85%, 08/09/22	500	520
4.80%, 02/14/29	180	213
5.80%, 02/14/39	110	140
4.50%, 05/02/43	200	219
5.95%, 02/14/49	400	535
6.20%, 02/14/59	145	197
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	975	1,092
4.70%, 02/01/36	482	581
4.90%, 02/01/46	300	368
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	280	340
3.50%, 06/01/30	110	125
5.45%, 01/23/39	500	647
4.44%, 10/06/48	662	772
5.80%, 01/23/59	295	421
4.60%, 06/01/60	155	187
Archer-Daniels-Midland Company
2.50%, 08/11/26	300	326
BAT Capital Corp.
2.76%, 08/15/22	310	321
3.22%, 09/06/26	250	269
2.73%, 03/25/31	300	298
4.39%, 08/15/37	150	162
4.54%, 08/15/47	150	159
3.98%, 09/25/50	200	198
Campbell Soup Company
4.15%, 03/15/28	300	352
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	220
3.95%, 08/01/47	200	235
Coca-Cola FEMSA, S.A.B. de C.V.
2.75%, 01/22/30	200	216

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Conagra Brands, Inc.
5.30%, 11/01/38	55	71
5.40%, 11/01/48	55	74
Constellation Brands, Inc.
3.15%, 08/01/29	400	437
Costco Wholesale Corporation
3.00%, 05/18/27	80	90
1.38%, 06/20/27	300	307
Diageo Capital PLC
2.63%, 04/29/23 (a)	300	315
Dollar General Corporation
3.25%, 04/15/23	250	264
General Mills, Inc.
3.65%, 02/15/24	303	331
4.20%, 04/17/28	105	124
Grand Metropolitan Investment Corporation
8.00%, 09/15/22	100	114
Keurig Dr Pepper Inc.
4.06%, 05/25/23	205	223
4.60%, 05/25/28	300	361
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	266
Molson Coors Beverage Company
3.00%, 07/15/26	500	533
PepsiCo, Inc.
3.10%, 07/17/22	500	522
3.00%, 10/15/27	500	564
4.45%, 04/14/46	180	238
3.45%, 10/06/46	90	104
3.88%, 03/19/60	400	506
Philip Morris International Inc.
2.90%, 11/15/21	300	308
2.50%, 11/02/22	200	208
4.38%, 11/15/41	300	361
Reynolds American Inc.
4.85%, 09/15/23	150	167
5.70%, 08/15/35	100	124
5.85%, 08/15/45	210	255
Sysco Corporation
2.60%, 06/12/22	500	516
5.95%, 04/01/30 (i)	400	505
Target Corporation
3.63%, 04/15/46	300	376
3.90%, 11/15/47	150	197
The Clorox Company
3.80%, 11/15/21	250	259
The Coca-Cola Company
1.75%, 09/06/24	250	261
1.00%, 03/15/28	300	300
2.13%, 09/06/29	250	267
1.38%, 03/15/31	300	297
2.50%, 03/15/51	400	397
The Estee Lauder Companies Inc.
2.00%, 12/01/24	30	32
3.13%, 12/01/49	225	246
The J. M. Smucker Company
3.50%, 03/15/25	300	336
3.38%, 12/15/27	250	278
The Kroger Co.
4.50%, 01/15/29	300	368
7.50%, 04/01/31	150	218
4.45%, 02/01/47	300	367
The Procter & Gamble Company
2.30%, 02/06/22	500	513
Tyson Foods, Inc.
5.15%, 08/15/44	200	263
Unilever Capital Corporation
1.38%, 09/14/30	500	504
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	200	220
4.50%, 11/18/34	200	228
4.10%, 04/15/50	400	398
Walmart Inc.
3.40%, 06/26/23	500	539
2.85%, 07/08/24	125	136
2.65%, 12/15/24	300	324
3.70%, 06/26/28	185	219
3.25%, 07/08/29	485	565
3.63%, 12/15/47	300	368
2.95%, 09/24/49	230	259
		25,736
Consumer Discretionary 1.4%
Advance Auto Parts, Inc.
1.75%, 10/01/27	400	399
Alibaba Group Holding Limited
3.13%, 11/28/21	210	216
3.40%, 12/06/27	400	448
4.50%, 11/28/34	300	373
Amazon.com, Inc.
2.50%, 11/29/22 - 06/03/50	400	413
3.15%, 08/22/27	740	841
1.50%, 06/03/30	130	132
3.88%, 08/22/37	170	212
4.25%, 08/22/57	320	435
2.70%, 06/03/60	55	57
American Honda Finance Corporation
0.88%, 07/07/23	400	403
3.45%, 07/14/23	200	215
1.20%, 07/08/25	400	403
AutoNation, Inc.
4.75%, 06/01/30	350	414
AutoZone, Inc.
3.25%, 04/15/25	350	383
3.75%, 06/01/27	200	228
BorgWarner Inc.
4.38%, 03/15/45	200	233
California Institute of Technology
4.32%, 08/01/45	40	52
Dollar Tree, Inc.
4.20%, 05/15/28	90	106
General Motors Company
5.00%, 04/01/35	200	217
5.15%, 04/01/38	70	74
5.40%, 04/01/48	190	208
GLP Financing, LLC
5.38%, 04/15/26	150	166
5.75%, 06/01/28	300	341
Hasbro, Inc.
6.35%, 03/15/40	300	353
Kohl's Corporation
4.25%, 07/17/25	500	485
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	221
Lowe`s Companies, Inc.
3.65%, 04/05/29	75	86
4.38%, 09/15/45	150	183
4.55%, 04/05/49	375	479
Marriott International, Inc.
3.13%, 10/15/21 - 06/15/26	800	801
McDonald's Corporation
3.70%, 01/30/26	175	199
6.30%, 03/01/38	200	297
4.88%, 12/09/45	165	214
3.63%, 09/01/49	200	223
NIKE, Inc.
2.25%, 05/01/23	200	209
2.85%, 03/27/30	400	449
O'Reilly Automotive, Inc.
1.75%, 03/15/31	300	297
PVH Corp.
4.63%, 07/10/25 (g) (i)	400	417
Sands China Ltd.
4.60%, 08/08/23 (i)	400	428
5.13%, 08/08/25 (i)	400	437
Southwest Airlines Co.
5.25%, 05/04/25	300	330
5.13%, 06/15/27	200	218
2.63%, 02/10/30	600	569

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Stanley Black & Decker, Inc.
3.40%, 12/01/21	150	154
Starbucks Corporation
2.70%, 06/15/22	225	233
4.00%, 11/15/28	200	235
2.55%, 11/15/30	500	530
4.50%, 11/15/48	200	241
4.45%, 08/15/49	50	61
The Board of Trustees of The Leland Stanford Junior University
3.65%, 05/01/48	20	25
The Home Depot, Inc.
3.00%, 04/01/26	500	562
5.88%, 12/16/36	600	898
3.13%, 12/15/49	200	222
3.50%, 09/15/56	200	234
Toyota Motor Corporation
3.42%, 07/20/23	200	216
3.67%, 07/20/28	200	235
Toyota Motor Credit Corporation
2.00%, 10/07/24	170	178
1.80%, 02/13/25	400	418
2.15%, 02/13/30	500	526
University of Notre Dame du Lac
3.44%, 02/15/45	250	295
University of Southern California
3.03%, 10/01/39	450	492
5.25%, 10/01/11	20	31
		19,650
Materials 0.8%
Albemarle Corporation
5.45%, 12/01/44	150	163
DuPont de Nemours, Inc.
4.73%, 11/15/28	200	240
5.32%, 11/15/38	90	114
5.42%, 11/15/48	115	153
E. I. du Pont de Nemours and Company
2.30%, 07/15/30	300	319
Eastman Chemical Company
3.80%, 03/15/25	189	208
Ecolab Inc.
1.30%, 01/30/31	300	294
5.50%, 12/08/41	150	214
2.13%, 08/15/50	400	365
FMC Corporation
3.20%, 10/01/26	300	331
4.50%, 10/01/49	300	373
International Paper Company
3.80%, 01/15/26	131	150
4.40%, 08/15/47	150	182
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	334
MOS Holdings Inc.
4.88%, 11/15/41	20	21
Newmont Corporation
5.88%, 04/01/35	200	283
Nucor Corporation
2.70%, 06/01/30	300	322
6.40%, 12/01/37	200	288
Nutrien Ltd.
3.63%, 03/15/24	500	544
2.95%, 05/13/30	300	327
3.95%, 05/13/50	300	340
Packaging Corporation of America
4.50%, 11/01/23	200	221
PPG Industries, Inc.
2.80%, 08/15/29	200	217
2.55%, 06/15/30	300	318
Praxair, Inc.
2.20%, 08/15/22	300	309
2.65%, 02/05/25	400	431
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	361
Rio Tinto Finance (USA) Limited
3.75%, 06/15/25	250	283
Southern Copper Corporation
7.50%, 07/27/35	150	219
5.88%, 04/23/45	300	407
The Dow Chemical Company
5.25%, 11/15/41	200	243
4.63%, 10/01/44	250	290
The Sherwin-Williams Company
3.45%, 06/01/27	1,000	1,126
4.50%, 06/01/47	70	87
Vale Overseas Ltd
3.75%, 07/08/30	100	103
6.88%, 11/21/36	400	520
		10,700
Real Estate 0.8%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25	200	223
4.50%, 07/30/29	250	303
4.85%, 04/15/49	300	401
American Tower Corporation
3.50%, 01/31/23	500	531
2.40%, 03/15/25	200	212
3.80%, 08/15/29	90	103
AvalonBay Communities, Inc.
2.45%, 01/15/31	350	374
Boston Properties Limited Partnership
3.80%, 02/01/24	250	270
3.20%, 01/15/25	200	217
2.90%, 03/15/30	200	209
Brandywine Operating Partnership, L.P.
3.95%, 02/15/23 - 11/15/27	400	412
Crown Castle International Corp.
3.20%, 09/01/24	330	356
3.70%, 06/15/26	140	156
3.65%, 09/01/27	80	89
3.25%, 01/15/51	50	49
EPR Properties
4.50%, 04/01/25	200	192
Essex Portfolio, L.P.
3.88%, 05/01/24	200	218
Federal Realty Investment Trust
4.50%, 12/01/44	100	114
FMS Wertmanagement
2.75%, 03/06/23	500	530
Healthpeak Properties, Inc.
6.75%, 02/01/41	200	287
Kimco Realty Corporation
2.70%, 10/01/30	200	203
Mid-America Apartments, L.P.
4.30%, 10/15/23	200	218
1.70%, 02/15/31	300	294
National Retail Properties, Inc.
3.10%, 04/15/50	200	178
Office Properties Income Trust
4.00%, 07/15/22	200	201
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	250	267
ProLogis, L.P.
3.75%, 11/01/25	500	570
2.13%, 04/15/27	100	106
2.25%, 04/15/30	175	186
3.00%, 04/15/50	35	38
Realty Income Corporation
4.13%, 10/15/26	250	291
Simon Property Group, L.P.
3.30%, 01/15/26	500	541
2.65%, 07/15/30	200	201
4.25%, 11/30/46	200	214
3.25%, 09/13/49	65	59
3.80%, 07/15/50	200	202
Store Capital Corporation
4.50%, 03/15/28	200	215
UDR, Inc.
2.10%, 08/01/32	200	198

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Ventas Realty, Limited Partnership
3.25%, 08/15/22	300	312
3.50%, 02/01/25	250	268
3.00%, 01/15/30	200	203
Welltower Inc.
4.95%, 09/01/48	150	180
Weyerhaeuser Company
7.38%, 03/15/32	200	291
		10,682
Sovereign 0.0%
Asian Development Bank
0.25%, 07/14/23	300	300
KfW
0.38%, 07/18/25	275	274
		574
Total Corporate Bonds And Notes (cost $346,480)		381,898
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.6%
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	500	557
Benchmark 2020-IG1 Mortgage Trust
Series 2020-A3-IG1, REMIC, 2.69%, 01/17/30	400	439
Benchmark Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	1,200	1,404
Capital One Multi-Asset Execution Trust
Series 2019-A1-A1, 2.84%, 02/15/22	1,000	1,036
Capital One Prime Auto Receivables Trust 2019-1
Series 2019-A4-1, 2.56%, 10/15/24	200	206
CFCRE Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	1,250	1,414
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/12/24	500	543
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	700	760
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	339
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AS-GC46, REMIC, 2.92%, 02/15/30	500	543
COMM Mortgage Trust
Series 2013-A4-CR11, REMIC, 4.26%, 09/12/23	650	708
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	477	515
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	546
Series 2014-AM-UBS4, REMIC, 3.97%, 07/12/24	400	427
Series 2015-A4-DC1, REMIC, 3.08%, 12/12/24	500	532
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	1,084
Discover Card Execution Note Trust
Series 2018-A5-A5, 3.32%, 09/15/21	625	644
Series 2017-A2-A2, 2.39%, 01/18/22	1,000	1,027
Ford Credit Floorplan Master Owner Trust A
Series 2019-A1-3, 2.23%, 09/15/22	150	155
GS Mortgage Securities Trust 2019-GC42
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	224
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	100	112
GS Mortgage Securities Trust 2020-GC45
Series 2020-AS-GC45, REMIC, 3.17%, 12/14/29	300	332
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2013-A5-C10, REMIC, 3.14%, 02/17/23	985	1,029
JPMBB Commercial Mortgage Securities Trust
Series 2013-A5-C15, REMIC, 4.13%, 09/15/23	500	543
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-A4-C6, REMIC, 2.86%, 09/16/22	202	208
Series 2014-A5-C17, REMIC, 3.74%, 07/17/24	500	544
Morgan Stanley Capital I Trust
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	554
SG Commercial Mortgage Securities, LLC
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	1,083
UBS-Barclays Commercial Mortgage Trust
Series 2012-A4-C3, REMIC, 3.09%, 09/12/22	341	353
Series 2012-A5-C4, REMIC, 2.85%, 12/12/22	500	518
United Airlines Pass Through Trust
Series 2014-A-2, 3.75%, 09/03/26	149	137
United Airlines, Inc.
Series 2013-A-1, 4.30%, 08/15/25	182	173
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	154	126
Wells Fargo Commercial Mortgage Trust
Series 2017-A2-RC1, REMIC, 3.12%, 02/17/22	493	504
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	1,177
WFRBS Commercial Mortgage Trust
Series 2012-A3-C9, REMIC, 2.87%, 10/17/22	314	324
Series 2014-A5-C21, REMIC, 3.68%, 07/17/24	500	547
Consumer Discretionary 0.0%
Delta Air Lines, Inc.
Series 2007-A-1, 6.82%, 08/10/22	198	196
Total Non-U.S. Government Agency Asset-Backed Securities (cost $20,518)		21,563
SHORT TERM INVESTMENTS 8.5%
Investment Companies 7.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (j) (k)	108,783	108,783
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (j) (k)	8,046	8,046
Total Short Term Investments (cost $116,829)		116,829
Total Investments 107.9% (cost $1,393,800)		1,478,061
Total Forward Sales Commitments (0.1)% (proceeds $1,023)		(1,024)
Other Assets and Liabilities, Net (7.8)%		(107,219)
Total Net Assets 100.0%		1,369,818

(a) All or a portion of the security was on loan as of September 30, 2020.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2020, the total payable for investments purchased on a delayed delivery basis was $105,936.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Convertible security.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $11,359 and 0.8% of the Fund.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
Mortgage-Backed Securities (0.1%)
Federal National Mortgage Association, Inc.
TBA, 4.00%, 10/15/31 (a)	(150)	(159)
TBA, 5.50%, 10/15/44 (a)	(100)	(111)
Government National Mortgage Association
TBA, 5.00%, 10/15/47 (a)	(300)	(325)
TBA, 4.50%, 10/01/49 (a)	(400)	(429)
Total Government And Agency Obligations (proceeds $1,023)		(1,024)
Total Forward Sales Commitments (0.1%) (proceeds $1,023)		(1,024)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2020, the total proceeds for investments sold on a delayed delivery basis was $1,023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 99.5%
Communication Services 99.5%
Activision Blizzard, Inc.	49	3,933
Alphabet Inc. - Class A (a)	19	27,826
Alphabet Inc. - Class C (a)	19	28,134
Altice USA, Inc. - Class A (a)	19	501
AMC Entertainment Holdings, Inc. - Class A (b)	3	14
AMC Networks, Inc. - Class A (a) (b)	2	60
ANGI Homeservices Inc. (a)	5	54
Anterix Inc. (a)	1	23
AT&T Inc.	451	12,857
ATN International Limited	1	31
Bandwidth Inc. - Class A (a) (b)	1	214
Boingo Wireless, Inc. (a)	2	25
Boston Omaha Corporation - Class A (a)	1	23
Cable One, Inc.	—	567
Cardlytics, Inc. (a) (b)	1	102
Cargurus Inc. - Class A (a)	5	112
Cars.com Inc. (a) (b)	3	28
CenturyLink Inc.	58	589
Charter Communications, Inc. - Class A (a)	9	5,692
Cincinnati Bell Inc. (a)	3	48
Cinemark Holdings, Inc. (b)	7	69
Clear Channel Outdoor Holdings, Inc. (a)	20	20
Cogent Communications Group, Inc.	3	156
Comcast Corporation - Class A	288	13,336
Consolidated Communications Holdings Inc. (a)	4	24
Discovery, Inc. - Class A (a) (b)	11	231
Discovery, Inc. - Class C (a)	20	394
Dish Network Corporation - Class A (a)	16	456
Electronic Arts Inc. (a)	18	2,371
Eventbrite, Inc. - Class A (a) (b)	4	40
EverQuote, Inc. - Class A (a)	1	21
EW Scripps Co. - Class A (b)	3	30
Facebook, Inc. - Class A (a)	152	39,846
Fox Corporation - Class A	22	598
Fox Corporation - Class B	11	305
GCI Liberty, Inc. - Class A (a)	6	509
Globalstar, Inc. (a) (b)	35	11
Glu Mobile Inc. (a)	9	71
Gray Television, Inc. (a)	6	79
Hemisphere Media Group, Inc. - Class A (a)	1	9
iHeartMedia, Inc. - Class A (a) (b)	3	27
IMAX Corporation (a)	3	36
Interpublic Group of Cos. Inc.	25	422
Iridium Communications Inc. (a)	8	202
John Wiley & Sons Inc. - Class A	3	83
Liberty Braves Group - Class A (a) (b)	1	11
Liberty Braves Group - Class C (a)	2	41
Liberty Broadband Corp. - Class A (a)	2	235
Liberty Broadband Corp. - Class C (a)	7	977
Liberty Global PLC - Class A (a)	10	216
Liberty Global PLC - Class C (a)	24	501
Liberty Latin America Ltd. - Class A (a)	2	20
Liberty Latin America Ltd. - Class C (a)	9	77
Liberty Media Corporation - Class C (a)	13	475
Liberty SiriusXM Group - Class A (a)	6	193
Liberty SiriusXM Group - Class C (a)	11	374
Liberty TripAdvisor Holdings Inc. - Class A (a)	4	7
Lions Gate Entertainment Corp. - Class A (a) (b)	3	30
Lions Gate Entertainment Corp. - Class B (a)	8	68
Live Nation Entertainment, Inc. (a)	10	556
Loral Spacecom Corporation	1	12
Madison Square Garden Entertainment Corp. - Class A (a)	1	68
Marcus Corp. (b)	1	9
Match Group Holdings II, LLC (a)	16	1,713
Match Group, Inc. (a)	5	593
Meredith Corporation	3	38
MSG Networks Inc. - Class A (a)	2	23
National CineMedia, Inc.	4	9
Netflix, Inc. (a)	28	13,919
New York Times Co. - Class A	9	383
News Corporation - Class A	25	344
Nexstar Media Group, Inc. - Class A	3	268
Omnicom Group Inc.	14	677
Pinterest, Inc. - Class A (a)	25	1,050
QuinStreet, Inc. (a)	3	51
Roku Inc. - Class A (a)	6	1,206
Scholastic Corp.	2	34
Shenandoah Telecommunications Company	3	130
Sinclair Broadcast Group Inc. - Class A (b)	3	55
Sirius XM Holdings Inc.	67	360
Snap Inc. - Class A (a)	56	1,463
Take-Two Interactive Software Inc. (a)	7	1,182
TechTarget, Inc. (a)	2	73
TEGNA Inc.	13	155
Telephone & Data Systems Inc.	6	115
The Madison Square Garden Company - Class A (a)	1	150
T-Mobile USA, Inc. (a)	35	4,010
Tribune Publishing Company, LLC	1	11
TripAdvisor Inc.	7	130
Truecar, Inc. (a)	8	39
Twitter, Inc. (a)	49	2,198
US Cellular Corp. (a)	1	22
Verizon Communications Inc.	262	15,580
ViacomCBS Inc. - Class B (b)	36	1,008
Vonage Holdings Corp. (a)	15	151
Walt Disney Co.	114	14,185
WideOpenWest, Inc. (a)	4	21
World Wrestling Entertainment, Inc. - Class A	3	114
Yelp Inc. - Class A (a)	4	89
Zillow Group, Inc. - Class C (a)	9	890
Zynga Inc. - Class A (a)	59	534
Total Common Stocks (cost $173,107)		207,022
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	879	879
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	560	560
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	89	89
Total Short Term Investments (cost $1,528)		1,528
Total Investments 100.2% (cost $174,635)		208,550
Other Assets and Liabilities, Net (0.2)%		(396)
Total Net Assets 100.0%		208,154

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	8	December 2020	626	—	(4)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 99.8%
Consumer Discretionary 94.6%
1-800-Flowers.Com, Inc. - Class A (a)	8	208
Aaron's, Inc.	25	1,396
Abercrombie & Fitch Co. - Class A	24	330
Accel Entertainment, Inc. (a) (b)	21	222
Acushnet Holdings Corp. (b)	14	480
Adient Public Limited Company (a)	31	546
Adtalem Global Education Inc. (a)	20	487
Advance Auto Parts, Inc.	26	3,938
Amazon.com, Inc. (a)	157	494,596
American Axle & Manufacturing Holdings, Inc. (a)	41	234
American Eagle Outfitters, Inc. (b)	58	861
American Outdoor Brands, Inc. (a)	5	65
American Public Education, Inc. (a)	5	155
America's Car Mart, Inc. (a)	2	206
Aptiv PLC	99	9,096
Aramark	83	2,196
Asbury Automotive Group, Inc. (a)	7	713
Autoliv, Inc.	31	2,263
AutoNation, Inc. (a)	21	1,097
AutoZone, Inc. (a)	9	10,210
Bed Bath & Beyond Inc. (b)	44	665
Best Buy Co., Inc.	86	9,574
Big Lots, Inc.	14	613
BJ's Restaurants, Inc.	8	237
Bloomin' Brands, Inc.	27	414
Boot Barn Holdings, Inc. (a) (b)	11	313
BorgWarner Inc.	76	2,944
Boyd Gaming Corporation	30	935
Bright Horizons Family Solutions Inc. (a)	22	3,385
Brinker International Inc.	17	715
Brunswick Corp.	30	1,750
Buckle Inc.	11	232
Burlington Stores Inc. (a)	24	5,031
Caesars Entertainment, Inc. (a)	55	3,065
Callaway Golf Co.	32	603
Camping World Holdings, Inc. - Class A	11	319
Capri Holdings Limited (a)	52	933
Carmax Inc. (a)	60	5,516
Carnival Plc (b)	178	2,698
Carriage Services Inc.	6	137
Carter's Inc.	16	1,408
Carvana Co. - Class A (a)	23	5,167
Cato Corp. - Class A (b)	8	61
Cavco Industries Inc. (a)	3	558
Century Communities Inc. (a)	10	422
Cheesecake Factory Inc. (b)	15	421
Chegg, Inc. (a)	46	3,257
Childrens Place Retail Stores Inc. (b)	5	149
Chipotle Mexican Grill Inc. (a)	10	12,187
Choice Hotels International Inc.	13	1,153
Churchill Downs Inc.	13	2,136
Columbia Sportswear Co.	11	965
Cooper Tire & Rubber Co.	18	562
Core-Mark Holding Co. Inc.	17	480
Cracker Barrel Old Country Store, Inc.	8	946
Crocs Inc. (a)	26	1,092
D.R. Horton, Inc.	128	9,700
Dana Holding Corp.	51	631
Darden Restaurants Inc.	48	4,838
Dave & Buster's Entertainment Inc. (b)	17	253
Deckers Outdoor Corp. (a)	10	2,254
Delphi Technologies PLC (a)	30	508
Denny's Corporation (a)	28	275
Designer Brands Inc. - Class A (b)	23	123
Dick's Sporting Goods Inc.	24	1,406
Dillard's Inc. - Class A (b)	4	149
Dine Brands Global Inc. (b)	5	287
Dollar Tree Inc. (a)	88	8,022
Domino's Pizza, Inc.	14	6,132
Dorman Products Inc. (a)	10	886
Dunkin' Brands Group Inc.	30	2,474
eBay Inc.	260	13,538
El Pollo Loco Holdings Inc. (a)	7	118
Ethan Allen Interiors Inc.	8	113
ETSY, Inc. (a)	44	5,370
Everi Holdings Inc. (a)	29	241
Extended Stay America, Inc. - Class B	66	789
Five Below, Inc. (a)	21	2,610
Floor & Decor Holdings Inc. (a)	30	2,276
Foot Locker, Inc.	38	1,261
Ford Motor Company	1,451	9,661
Fox Factory Holding Corp. (a)	15	1,086
Frontdoor, Inc. (a)	31	1,196
GameStop Corp. - Class A (a) (b)	22	224
Gap Inc.	83	1,415
Garmin Ltd.	53	5,010
General Motors Company	476	14,090
Genesco Inc. (a)	6	119
Gentex Corp.	92	2,369
Gentherm Incorporated (a)	12	488
Genuine Parts Co.	53	5,077
G-III Apparel Group, Ltd. (a) (b)	16	209
Gopro Inc. - Class A (a)	40	182
Graham Holdings Co.	2	636
Grand Canyon Education, Inc. (a)	18	1,418
Green Brick Partners Inc. (a)	10	157
Group 1 Automotive Inc. (b)	6	540
Grubhub Holdings Inc. (a)	34	2,453
Guess Inc.	12	145
H & R Block, Inc.	72	1,173
Hanesbrands Inc.	132	2,083
Harley-Davidson, Inc.	57	1,402
Hasbro, Inc.	48	3,998
Haverty Furniture Cos. Inc.	6	125
Helen of Troy Ltd (a)	9	1,832
Hibbett Sports Inc. (a)	7	269
Hilton Grand Vacations Inc. (a)	30	623
Hilton Worldwide Holdings Inc.	103	8,754
Installed Building Products, Inc. (a)	9	921
iRobot Corp. (a) (b)	10	771
Jack in the Box Inc.	8	596
Johnson Outdoors Inc. - Class A	2	167
K12 Inc. (a)	15	391
KB Home	30	1,154
Kohl's Corporation	58	1,077
Kontoor Brands, Inc.	18	437
L Brands, Inc.	86	2,741
Lands' End, Inc. (a)	5	65
Las Vegas Sands Corp.	127	5,941
Laureate Education Inc. - Class A (a)	37	491
La-Z-Boy Inc.	16	521
LCI Industries	9	952
Lear Corporation	21	2,311
Leggett & Platt Inc.	49	2,031
Lennar Corporation - Class A	101	8,275
Levi Strauss & Co. - Class A	23	305
LGI Homes, Inc. (a)	8	908
Lindblad Expeditions Holdings Inc. (a)	11	95
Lithia Motors Inc. - Class A	8	1,914
LKQ Corporation (a)	107	2,954
Lowe`s Companies, Inc.	280	46,417
Lululemon Athletica Inc. (a)	46	15,083
M/I Homes, Inc. (a)	11	505
Macy's, Inc. (b)	115	654
Malibu Boats, Inc. - Class A (a)	7	360
MarineMax Inc. (a)	9	218
Marriott International, Inc. - Class A	102	9,476
Marriott Vacations Worldwide Corporation	15	1,349
Mattel, Inc. (a) (b)	128	1,493
McDonald's Corporation	276	60,487
MDC Holdings Inc.	19	917
MercadoLibre S.R.L (a)	17	17,965
Meritage Homes Corporation (a)	14	1,530
MGM Resorts International	174	3,784
Mohawk Industries Inc. (a)	22	2,181
Monarch Casino & Resort Inc. (a)	5	209

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Monro Inc. (b)	12	505
Murphy USA Inc. (a)	11	1,355
National Vision Holdings, Inc. (a)	29	1,113
Newell Brands Inc.	147	2,525
NIKE, Inc. - Class B	460	57,697
Nordstrom Inc. (b)	40	478
Norwegian Cruise Line Holdings Ltd. (a) (b)	96	1,635
NVR, Inc. (a)	1	5,316
Office Depot, Inc. (b)	18	360
Ollie's Bargain Outlet Holdings Inc. (a)	22	1,881
OneSpaWorld Holdings Limited (b)	18	116
O'Reilly Automotive, Inc. (a)	27	12,656
Overstock.com Inc. (a)	14	1,046
Oxford Industries Inc.	6	253
Papa John's International Inc.	10	859
Peloton Interactive, Inc. (a)	73	7,221
Penn National Gaming Inc. (a)	55	4,028
Penske Automotive Group, Inc.	12	568
Perdoceo Education Corporation (a)	26	314
PetMed Express Inc. (b)	7	232
Planet Fitness, Inc. - Class A (a)	30	1,836
Playa Hotels & Resorts N.V. (a)	26	109
Polaris Industries Inc.	22	2,037
Pool Corporation	15	4,915
Pulte Homes Inc.	100	4,622
PVH Corp.	26	1,544
Quotient Technology Inc. (a)	26	191
Qurate Retail, Inc. - Class A	142	1,023
Ralph Lauren Corp. - Class A	18	1,230
Red Rock Resorts, Inc. - Class A	24	415
Regis Corp. (a)	8	49
Rent-A-Center, Inc.	17	512
Revolve Group - Class A (a) (b)	5	86
RH (a) (b)	6	2,188
Ross Stores Inc.	131	12,265
Royal Caribbean Cruises Ltd.	66	4,241
Ruth's Hospitality Group Inc.	11	120
Sally Beauty Holdings, Inc. (a)	41	360
Scientific Games Corporation - Class A (a)	22	761
Seaworld Entertainment, Inc. (a) (b)	20	391
Service Corp. International	67	2,808
ServiceMaster Holding Corporation (a)	49	1,959
Shake Shack Inc. - Class A (a) (b)	13	836
Shoe Carnival Inc. (b)	3	90
Shutterstock Inc.	7	385
Signet Jewelers Limited	20	373
Six Flags Operations Inc.	27	551
Skechers U.S.A. Inc. - Class A (a)	49	1,488
Skyline Corp. (a)	19	515
Sleep Number Corporation (a)	10	471
Smith & Wesson Brands, Inc.	20	309
Sonic Automotive, Inc. - Class A	9	351
Sonos, Inc. (a)	31	469
Stamps.com Inc. (a)	6	1,545
Standard Motor Products Inc.	7	322
Starbucks Corporation	433	37,206
Steven Madden Ltd.	29	566
Stitch Fix, Inc. - Class A (a) (b)	19	522
Stoneridge, Inc. (a)	8	155
Strategic Education, Inc.	8	726
Sturm Ruger & Co. Inc.	6	385
Tapestry Inc.	101	1,572
Taylor Morrison Home II Corporation - Class A (a)	46	1,121
Tempur Sealy International, Inc. (a)	18	1,572
Tenneco Inc. (a)	20	141
Tesla Inc. (a)	275	117,943
Texas Roadhouse Inc.	24	1,445
The Goodyear Tire & Rubber Company	84	644
The Home Depot, Inc.	399	110,681
The Michaels Companies, Inc. (a) (b)	29	282
The RealReal, Inc. (a)	8	120
The Wendy's Company	69	1,538
Thor Industries Inc.	20	1,915
Tiffany & Co.	41	4,710
TJX Cos. Inc.	444	24,720
Toll Brothers Inc.	46	2,217
TopBuild Corp. (a)	12	2,081
Tractor Supply Co.	43	6,142
TRI Pointe Homes, Inc. (a)	50	903
Twin River Worldwide Holdings, Inc.	6	169
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	20	4,439
Under Armour Inc. - Class A (a)	70	783
Under Armour Inc. - Class C (a)	70	688
Universal Electronics Inc. (a)	5	201
Urban Outfitters Inc. (a)	23	480
Vail Resorts, Inc.	15	3,202
Veoneer, Inc. (a) (b)	41	600
VF Corp.	122	8,564
Vista Outdoor Inc. (a)	21	424
Visteon Corporation (a) (b)	10	723
Wayfair Inc. - Class A (a)	24	6,915
Whirlpool Corporation	23	4,204
Williams-Sonoma Inc.	29	2,598
Wingstop Inc.	11	1,510
Winmark Corp.	1	191
Winnebago Industries Inc.	11	583
Wolverine World Wide, Inc.	31	791
WW International, Inc. (a)	16	311
Wyndham Destinations, Inc.	31	952
Wyndham Hotels & Resorts, Inc.	35	1,751
Wynn Resorts Ltd.	36	2,584
YETI Holdings, Inc. (a)	28	1,253
Yum! Brands, Inc.	112	10,204
Zumiez Inc. (a)	7	191
		1,454,119
Consumer Staples 3.2%
Dollar General Corporation	93	19,572
Target Corporation	185	29,185
		48,757
Communication Services 2.0%
Booking Holdings Inc. (a)	15	25,965
Expedia Group, Inc.	50	4,581
Groupon, Inc. (a)	9	183
Magnite, Inc. (a) (b)	38	265
		30,994
Total Common Stocks (cost $922,081)		1,533,870
RIGHTS 0.0%
Dyax Corp. (a) (c)	27	3
Total Rights (cost $0)		3
SHORT TERM INVESTMENTS 1.4%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	11,059	11,059
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (d) (e)	10,377	10,377
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.10%, 02/25/21 (f) (g)	556	556
Total Short Term Investments (cost $21,992)		21,992
Total Investments 101.2% (cost $944,073)		1,555,865
Other Derivative Instruments 0.0%		60
Other Assets and Liabilities, Net (1.2)%		(18,029)
Total Net Assets 100.0%		1,537,896

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	43	December 2020	6,379	60	(2)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 99.3%
Consumer Staples 99.3%
Altria Group, Inc.	177	6,852
Archer-Daniels-Midland Company	53	2,467
B&G Foods, Inc. (a)	6	172
Bellring Brands, LLC - Class A (b)	4	84
Beyond Meat, Inc. (a) (b)	2	399
BJ's Wholesale Club Holdings, Inc. (b)	13	548
Boston Beer Co. Inc. - Class A (b)	1	773
Brown-Forman Corp. - Class B	30	2,224
Bunge Limited	14	619
Calavo Growers Inc.	2	113
Cal-Maine Foods Inc. (b)	4	135
Campbell Soup Company	17	835
Casey's General Stores Inc.	4	626
Central Garden & Pet Co. (b)	1	38
Central Garden & Pet Co. - Class A (b)	4	138
Church & Dwight Co. Inc.	24	2,200
Coca-Cola Consolidated Inc.	—	113
Colgate-Palmolive Co.	78	6,004
ConAgra Brands Inc.	46	1,655
Constellation Brands, Inc. - Class A	16	3,046
Costco Wholesale Corporation	42	14,963
Coty Inc. - Class A	29	79
Darling Ingredients Inc. (b)	15	555
Del Monte Fresh Produce Company	3	63
E.L.F. Beauty, Inc. (b)	4	66
Edgewell Personal Care Colombia S A S (b)	5	140
Energizer Holdings, Inc.	6	230
Estee Lauder Cos. Inc. - Class A	21	4,679
Flowers Foods Inc.	19	465
Freshpet Inc. (b)	4	427
General Mills, Inc.	58	3,564
Grocery Outlet Holding Corp. (b)	7	262
Hain Celestial Group Inc. (b)	8	259
Herbalife Nutrition Ltd. (b)	9	440
Hershey Co.	14	2,011
Hormel Foods Corp.	28	1,383
Hostess Brands, Inc. - Class A (b)	12	144
Ingles Markets Inc. - Class A	1	49
Ingredion Inc.	6	482
Inter Parfums Inc.	2	68
J&J Snack Foods Corp.	1	187
JM Smucker Co.	11	1,259
John B. Sanfilippo & Son Inc.	1	68
Kellogg Co.	24	1,579
Keurig Dr Pepper Inc.	34	927
Kimberly-Clark Corporation	33	4,808
Kraft Heinz Foods Company	64	1,916
Lamb Weston Holdings Inc.	14	924
Lancaster Colony Corp.	2	334
Landec Corp. (b)	3	26
McCormick & Co. Inc.	12	2,292
Medifast, Inc.	1	162
MGPI Processing, Inc.	1	50
Molson Coors Beverage Company - Class B	18	611
Mondelez International, Inc. - Class A	136	7,826
Monster Beverage 1990 Corporation (b)	38	3,033
National Beverage Corp. (a) (b)	1	75
Nu Skin Enterprises, Inc. - Class A	5	241
PepsiCo, Inc.	132	18,360
Performance Food Group Company (b)	13	442
Philip Morris International Inc.	149	11,146
Pilgrim's Pride Corporation (b)	6	89
Post Holdings, Inc. (b)	6	537
PriceSmart Inc.	2	137
Procter & Gamble Co.	236	32,856
Rite Aid Corporation (a) (b)	5	46
Sanderson Farms Inc.	2	226
Seaboard Corp.	—	85
SpartanNash Co.	4	60
Spectrum Brands Legacy, Inc.	4	217
Sprouts Farmers Market, Inc. (b)	11	238
Sysco Corp.	46	2,873
The Andersons, Inc.	3	56
The Chefs' Warehouse, Inc. (b)	3	45
The Clorox Company	12	2,528
The Coca-Cola Company	390	19,232
The Kroger Co.	75	2,547
The Simply Good Foods Company (b)	8	186
Tootsie Roll Industries Inc. (a)	2	58
Treehouse Foods, Inc. (b)	6	225
Turning Point Brands, Inc.	1	36
Tyson Foods Inc. - Class A	28	1,666
United Natural Foods Inc. (a) (b)	5	74
Universal Corp.	2	97
US Foods Holding Corp. (b)	21	472
USANA Health Sciences, Inc. (b)	1	86
Vector Group Ltd.	12	117
Village Super Market Inc. - Class A (a)	1	21
Walgreens Boots Alliance, Inc.	71	2,559
Walmart Inc.	135	18,926
WD-40 Co.	1	250
Weis Markets Inc.	2	77
Total Common Stocks (cost $184,858)		202,258
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	784	784
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	783	783
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	103	103
Total Short Term Investments (cost $1,670)		1,670
Total Investments 100.1% (cost $186,528)		203,928
Other Derivative Instruments 0.0%		18
Other Assets and Liabilities, Net (0.1)%		(292)
Total Net Assets 100.0%		203,654

(a) All or a portion of the security was on loan as of September 30, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	23	December 2020	1,480	18	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 99.3%
Health Care 18.8%
Amgen Inc.	257	65,169
Johnson & Johnson	257	38,174
Merck & Co., Inc.	256	21,269
UnitedHealth Group Incorporated	257	79,941
		204,553
Information Technology 18.6%
Apple Inc.	257	29,695
Cisco Systems, Inc.	257	10,100
Intel Corporation	257	13,277
International Business Machines Corporation	256	31,197
Microsoft Corporation	256	53,931
Salesforce.Com, Inc. (a)	257	64,441
		202,641
Financials 16.6%
American Express Company	256	25,705
JPMorgan Chase & Co.	256	24,685
The Goldman Sachs Group, Inc.	256	51,531
The Travelers Companies, Inc.	257	27,741
Visa Inc. - Class A	256	51,274
		180,936
Industrials 15.0%
3M Company	256	41,072
Caterpillar Inc.	256	38,244
Honeywell International Inc.	257	42,208
The Boeing Company	256	42,374
		163,898
Consumer Discretionary 14.6%
McDonald's Corporation	256	56,279
NIKE, Inc. - Class B	256	32,190
The Home Depot, Inc.	256	71,208
		159,677
Consumer Staples 8.6%
Procter & Gamble Co.	256	35,638
The Coca-Cola Company	256	12,659
Walgreens Boots Alliance, Inc.	257	9,210
Walmart Inc.	256	35,874
		93,381
Communication Services 4.3%
Verizon Communications Inc.	256	15,254
Walt Disney Co.	257	31,815
		47,069
Energy 1.7%
Chevron Corporation	256	18,462
Materials 1.1%
Dow Inc.	257	12,064
Total Common Stocks (cost $855,515)		1,082,681
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	7,088	7,088
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (d) (e)	636	636
Total Short Term Investments (cost $7,724)		7,724
Total Investments 100.0% (cost $863,239)		1,090,405
Other Derivative Instruments 0.0%		73
Other Assets and Liabilities, Net 0.0%		271
Total Net Assets 100.0%		1,090,749

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/Mellon Dow Index Fund - Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	—	344	264	—	(80)	—	—	—

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	58	December 2020	8,065	73	(43)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Emerging Markets Index Fund
COMMON STOCKS 96.4%
China 37.5%
360 Security Technology Inc. - Class A	8	20
3SBio Inc. (a) (b)	171	195
51job Inc. - ADR (a)	4	278
AAC Technologies Holdings Inc.	108	588
Accelink Technologies Co., Ltd.	13	69
Addsino Co., Ltd	8	24
AECC Aero-Engine Control Co., Ltd.	12	34
Aecc Aviation Power Co., Ltd. - Class A	22	135
Aerospace Era Electronic Technology Co., Ltd.	65	68
Agile Group Holdings Limited	156	206
Agricultural Bank of China Limited - Class A	731	340
Aier Eye Hospital Group Co., Ltd	31	233
Air China Ltd. - Class A	7	7
Air China Ltd. - Class H	374	247
Aisino Corporation - Class A	3	6
AK Medical Holdings Limited	60	155
Alibaba Group Holding Limited - ADS (a)	288	84,684
Alibaba Health Information Technology Limited (a)	496	1,227
Alibaba Pictures Group Limited (a)	1,610	241
A-Living Services Co., Ltd.	73	375
Aluminum Corporation of China Limited - Class A (a)	30	13
Aluminum Corporation of China Limited - Class H (a)	732	151
Angang Steel Company Limited - Class A	22	8
Angel Yeast Co., Ltd. - Class A	—	3
Anhui Conch Cement Company Limited - Class A	40	325
Anhui Conch Cement Company Limited - Class H	190	1,317
Anhui Gujing Distillery Co., Ltd.	3	108
Anhui Gujing Distillery Co., Ltd.	17	185
Anhui Kouzi Wine Industry Co., Ltd.	7	53
Apricot Blossom Village In Shanxi Fenjiu Group Co., Ltd. - Class A	7	201
Asymchem Laboratories (Tianjin) Co., Ltd.	3	101
Autobio Diagnostics Co., Ltd.	4	83
Autohome Inc. - Class A - ADR	9	879
AVIC Aircraft Co., Ltd. - Class A	29	97
AVIC Capital - Class A	14	9
Avic Electromechanical Systems Co., Ltd.	59	99
AVIC Jonhon Optronic Technology Co., Ltd.	9	64
Avic Shenyang Aircraft Co., Ltd. - Class A	15	122
AVIC Sunda Holding Company Limited	19	73
BAIC BluePark New Energy Technology Co., Ltd (a)	29	25
BAIC Motor Corporation., Ltd - Class H	259	106
Baidu, Inc. - Class A - ADR (a)	42	5,278
Bank of Beijing Co., Ltd. - Class A	221	152
Bank of Chengdu Co., Ltd.	25	37
Bank of China Limited - Class A	250	118
Bank of China Limited - Class H	12,091	3,766
Bank of Communications Co., Ltd. - Class A	404	270
Bank of Communications Co., Ltd. - Class H	1,188	574
Bank of Jiangsu Co.,Ltd. - Class A	128	115
Bank of Nanjing Co., Ltd. - Class A	105	122
Bank of Ningbo Co., Ltd. - Class A	63	293
Bank of Shanghai Co., Ltd. - Class A	104	125
Baoshan Iron & Steel Co., Ltd.	211	155
BBMG Corporation - Class A	21	10
Beijing Capital Development Co., Ltd.	50	50
Beijing Capital International Airport Co. Ltd. - Class H	294	177
Beijing Dabeinong Technology Group Co., Ltd. - Class A	13	17
Beijing E-Hualu Information Technology Co., Ltd	3	15
Beijing Enlight Media Co., Ltd.	37	90
Beijing Enterprises Holdings Ltd.	77	232
Beijing Huaer Company Limited - Class A	15	27
Beijing Kunlun Online Tech Co., Ltd.	6	22
Beijing New Building Material (Group) Co., Ltd.	18	80
Beijing Oriental Yuhong Waterproof Technology Co., Ltd.	16	125
Beijing Origin Water Technology Co., Ltd.	51	65
Beijing Shiji Information Technology Co., Ltd. - Class A	11	62
Beijing Shunxin Agriculture Co., Ltd.	7	64
Beijing Sinnet Technology Co., Ltd.	20	66
Beijing Thunisoft Co.,Ltd.	8	27
Beijing Tiantan Biological Products Corporation Limited	16	96
Beijing Tongrentang Co., Ltd. - Class A	2	7
Beijing Yanjing Brewery Co., Ltd.	62	77
Beijing Zhonggong Education Technology Co., Ltd.	21	102
Beiya Industrial (Group) Co., Ltd.	57	62
Best Inc. - ADS (a) (b)	22	66
Betta Pharmaceuticals Co., Ltd	5	87
Bicycle Club Joint Venture, L.P.	23	132
Bilibili Inc. - ADR (a)	18	756
BOE Technology Group Co., Ltd. - Class A	368	267
Bohai Capital Holding Co., Ltd. (a)	44	18
Brilliance China Automotive Holdings Ltd.	456	431
BTG Hotels (Group) Co., Ltd.	22	59
BYD Company Limited - Class A	8	134
BYD Company Limited - Class H (b)	102	1,627
BYD Electronic (International) Company Limited (b)	95	483
BY-HEALTH Co., Ltd.	24	74
C&S Paper Co.,Ltd.	13	41
Caitong Securities Co., Ltd.	20	43
Cansino Biologics Inc. (a) (b)	9	201
Centre Testing International Group Co., Ltd.	5	19
Chacha Food Company, Limited	1	4
Changchun High And New Technology Industry (Group) Inc.	4	218
Changjiang Securities Co., Ltd. - Class A	70	83
Changzhou Xingyu Automotive Lighting Systems Co., Ltd.	4	95
ChaoZhou Three-Circle (Group) Co., Ltd. - Class A	7	31
Chengdu Kanghong Pharmaceuticals Group Co., Ltd	11	72
Chengdu Westone Information Industry Inc.	15	40
Chengdu Xingrong Environment Co., Ltd.	83	62
China Aoyuan Group Limited	208	214
China Avionics Systems Co., Ltd. - Class A	4	10
China CITIC Bank Corporation Limited - Class A	71	53
China CITIC Bank Corporation Limited - Class H	1,349	524
China Communications Construction Company Limited - Class A	73	80
China Communications Construction Company Limited - Class H	646	341
China Conch Venture Holdings Limited	249	1,157
China Construction Bank Corporation - Class A	25	22
China Construction Bank Corporation - Class H	14,739	9,623
China East Education Holdings Limited	103	225
China Eastern Airlines Corporation Limited - Class A	91	66
China Eastern Airlines Corporation Limited - Class H (b)	364	158
China Enterprise Company Limited	33	19
China Everbright Bank Company Limited - Class A	321	172
China Feihe Limited	192	450
China Film Co., Ltd. - Class A	4	8
China Fortune Land Development Co., Ltd. - Class A	38	85
China Galaxy Securities Co., Ltd.	60	113
China Gezhouba Group Co., Ltd. - Class A	7	6
China Hongqiao Group Limited	275	173
China Huarong Asset Management Co., Ltd. - Class H (b)	1,791	191
China Huishan Dairy Holdings Company Limited (a) (c)	946	—
China International Capital Corporation (Hong Kong) Limited - Class H (a) (b)	211	490
China International Travel Service Company, Limited	18	577
China Jushi Co.,Ltd.	41	87
China Lesso Group Holdings Limited	146	265
China Life Insurance Company Limited - Class A	28	181
China Life Insurance Company Limited - Class H	1,121	2,536

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
China Literature Limited (a) (b)	46	349
China Longyuan Power Group Corporation Limited - Class H	485	305
China Meheco Group Co., Ltd.	29	63
China Merchants Bank Co., Ltd. - Class A	198	1,050
China Merchants Energy Shipping Co., Ltd.	60	51
China Merchants Holdings International Co. Ltd.	202	207
China Merchants Securities Co.,Ltd. - Class A (a)	75	238
China Merchants Shekou Industrial Zone Holdings Co., Ltd - Class A	69	154
China Minsheng Banking Corp., Ltd. - Class A	359	280
China Minsheng Banking Corp., Ltd. - Class H	938	493
China Mobile Ltd.	942	6,059
China Molybdenum Co.,Ltd - Class A	131	72
China Molybdenum Co.,Ltd - Class H	431	154
China National Accord Medicines Corporation Ltd.	3	23
China National Building Material Co., Ltd. - Class H	586	747
China National Chemical Engineering Co.,Ltd - Class A	71	56
China National Medicines Corporation Ltd.	6	38
China National Nuclear Power Co Ltd - Class A	149	96
China National Software and Service Company Limited	5	62
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A (a)	43	68
China Pacific Insurance (Group) Co., Ltd. - Class A	62	285
China Pacific Insurance (Group) Co., Ltd. - Class H	439	1,253
China Petroleum & Chemical Corporation - Class A	166	96
China Petroleum & Chemical Corporation - Class H	3,802	1,531
China Railway Construction Co., Ltd. - Class A	69	84
China Railway Construction Co., Ltd. - Class H	319	222
China Railway Group Limited - Class A	107	85
China Railway Group Limited - Class H	687	325
China Railway Signal & Communication Corporation Limited - Class H (b)	282	93
China Reinsurance (Group) Corporation - Class H	899	83
China Resources Cement Holdings Limited	396	546
China Resources Pharmaceutical Group Limited	258	133
China Resources Sanjiu Pharmaceutical Co., Ltd. - Class A	2	8
China Shenhua Energy Company Limited - Class A	44	106
China Shenhua Energy Company Limited - Class H	542	981
China Shipbuilding Industry Corporation - Class A (a)	157	100
China South Publishing And Media Group Co., Ltd. - Class A	38	60
China Southern Airlines Co., Ltd. - Class A (a)	126	108
China Southern Airlines Co., Ltd. - Class H (a) (b)	272	149
China Spacesat Co., Ltd. - Class A	3	13
China State Construction Engineering Corporation Limited - Class A	308	231
China Telecom Corp. Ltd. - Class H	2,080	625
China Tower Corporation Limited	6,564	1,145
China Traditional Chinese Medicine Holdings Co. Ltd.	286	120
China Transinfo Technology Co., Ltd.	22	72
China United Network Communications Corporation Limited	235	168
China Vanke Co., Ltd. - Class A	75	309
China Yangtze Power Co., Ltd. - Class A	182	513
China Yuhua Education Group Co., Ltd	168	145
Chinese Universe Publishing and Media Co., Ltd - Class A	4	7
Chongqing Brewery Co., Ltd.	7	112
Chongqing Changan Automobile Company Limited - Class A (a)	3	5
Chongqing Fuling Zhacai Group Co., Ltd.	6	41
Chongqing Rural Commercial Bank Co., Ltd. - Class H	373	138
Chongqing Zhifei Biological Products Co.,Ltd.	16	323
CIFI Holdings (Group) Co. Ltd.	434	323
Citic Securities Co., Ltd. - Class A	97	431
Citic Securities Co., Ltd. - Class H	347	780
CNOOC Limited	2,729	2,638
Contemporary Amperex Technology Co., Limited	20	609
COSCO SHIPPING Development Co., Ltd. - Class A	72	22
COSCO SHIPPING Energy Transportation Co., Ltd.	65	68
COSCO SHIPPING Energy Transportation Co., Ltd.	214	89
COSCO SHIPPING Holdings Co., Ltd. - Class A (a)	23	19
COSCO SHIPPING Holdings Co., Ltd. - Class H (a)	347	171
Country Garden Holdings Company Limited	1,188	1,465
Country Garden Services Holdings Company Limited	212	1,373
CRRC Corporation Limited - Class A	225	182
CRRC Corporation Limited - Class H	637	255
CSC Financial Co., Ltd.	29	215
Da An Gene Co., Ltd.Of Sun Yat-Sen University	6	28
Dali Foods Group Company Limited	374	230
Daqin Railway Co., Ltd. - Class A	160	150
Dawning Information Industry Co.,Ltd	16	87
DHC Software Co.,Ltd - Class A	46	69
Dong-E-E-Jiao Co., Ltd. - Class A	2	11
Dongfang Electric Corp. Ltd. - Class A	8	12
Dongfeng Motor Group Co., Ltd - Class H	424	265
Dongxing Securities Co., Ltd. - Class A	5	9
Dragon Delight Holdings Company Limited	202	323
East Money Information Co., Ltd.	72	256
ENN Energy Holdings Ltd.	122	1,343
EVE Energy Co., Ltd.	19	140
Everbright Securities Company Limited - Class A	40	128
Fangda Carbon New Material Co., Ltd. - Class A (a)	56	50
Far East Horizon Limited	252	205
FiberHome Telecommunication Technologies Co., Ltd.	15	52
Financial Street Holdings Co., Ltd. - Class A	6	6
First Venture Securities Co., Ltd. - Class A	57	94
Foshan Haitian Flavoring & Food Co., Ltd - Class A	24	577
Fosun International Limited	342	401
Founder Securities Co., Ltd. - Class A (a)	63	78
Foxconn Industrial Internet Co., Ltd.	36	73
Fujian Star-net Communication Co.,Ltd	3	12
Fujian Sunner Development Co., Ltd.	15	49
Fuyao Glass Industry Group Co., Ltd. - Class A	20	97
Fuyao Glass Industry Group Co., Ltd. - Class H	58	213
Fuzhou Tianyu Electric Co.,Ltd. (a)	47	42
Ganfeng Lithium Co., Ltd. - Class A	12	94
G-Bits Network Technology (Xiamen) Co., Ltd.	—	9
GCL System Integration Technology Co. Ltd (a)	58	32
GD Power Development Co.,Ltd.	30	9
GDS Holdings Ltd. - ADR (a) (b)	13	1,028
Geely Automobile Holdings Ltd.	902	1,819
GEM Co., Ltd	90	63
Gemdale Corporation - Class A	18	38
GenScript Biotech Corporation (a)	174	288
GF Securities Co., Ltd. - Class A	36	84
GF Securities Co., Ltd. - Class H	229	292
Giant Network Group Co., Ltd. - Class A	16	46
GigaDevice Semiconductor (Beijing) Inc.	5	122
Glodon Company Limited	3	33
Goertek Inc. - Class A	32	193
Grandjoy Holdings Group Co.,Ltd.	53	36
Great Wall Motor Co. Ltd. - Class H (b)	477	611
Greatwall Securities Co., Ltd. Beijing Haiying Road Stock Exchange	10	19
Gree Electric Appliances, Inc. of Zhuhai - Class A	32	248
Greenland Holding Group Co., Ltd - Class A	121	114
Greentown Services Group Co Ltd (d)	186	231
GRG Banking Equipment Co., Ltd.	13	24
GSX Techedu Inc. - Class A - ADR (a) (b)	12	1,107
Guangdong Haid Group Co., Ltd.	17	154
Guangdong HEC Technology Holding Co., Ltd (a)	42	39
Guangdong Hongda Blasting Co., Ltd.	5	39
Guangdong Investment Ltd.	428	682
Guangdong Wens Foodstuff Group Co., Ltd.	42	121
Guangzhou Automobile Group Co., Ltd. - Class H	458	385
Guangzhou Baiyun International Airport Xianglong Restaurant	22	44
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	10	44
Guangzhou Haige Communications Group Incorporated Company - Class A	46	80

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Guangzhou Kingmed Diagnostics Group Co,.Ltd.	1	11
Guangzhou R&F Properties Co., Ltd. - Class H (b)	184	239
Guangzhou Shiyuan Electronic Technology Co.,Ltd.	8	109
Guangzhou Wondfo Biotech Co., Ltd	7	86
Guocheng Mining Co., Ltd. (a)	7	17
Guosen Securities Co., Ltd. - Class A	59	117
Guotai Junan Securities Co., Ltd. - Class A	60	162
Guotai Junan Securities Co., Ltd. - Class H	87	121
Guoxuan High-Tech Co., Ltd. (a)	6	23
Haidilao International Holding Ltd. (b)	124	901
Haier Smart Home Co., Ltd - Class A	55	178
Hainan Airlines Holding Co., Ltd. (a)	159	41
Haitian International Holdings Limited	109	255
Haitong Securities Co., Ltd. - Class A (a)	72	149
Hangzhou Bank Co., Ltd. - Class A	8	14
Hangzhou Hikvision Digital Technology Co.,Ltd. - Class A	80	452
Hangzhou Robam Appliances Co., Ltd. - Class A	14	69
Hangzhou Silan Microelectronics Co., Ltd.	24	57
Hangzhou Tigermed Consulting Co., Ltd	3	39
Hansoh Pharmaceutical Group Company Limited (a)	182	891
Harris County School District - Class A	92	79
Hedy Holding Co., Ltd. - Class A	161	192
Hefei Meyer Optoelectronic Technology Inc.	10	71
Heilongjiang Agriculture Company Limited	4	10
Henan Shuanghui Investment & Development Co.,Ltd. - Class A	30	230
Hengan International Group Co. Ltd.	104	764
Hengli Petrochemical (Dalian) Co., Ltd.	65	178
Hengsheng Chemical Industry Co., Ltd.	23	83
Hengtong Optic-Electric Co., Ltd. - Class A	3	7
Hengyi Petrochemical Co. Ltd	41	62
Hithink Royalflush Information Network Co., Ltd	7	159
Holitech Technology Co.,Ltd.	32	24
Hongfa Technology Co., Ltd.	13	88
Hua Hong Semiconductor Limited (a)	65	251
Hua Xia Bank Co., Limited - Class A	115	104
Huaan Securities Co., Ltd. - Class A	35	45
Huadian Power International Corporation Limited - Class A	55	29
Huadong Medicine Co.,Ltd - Class A	18	64
Huagong Tech Company Limited	6	19
Hualan Biological Engineering, Inc.	16	134
Huaneng Power International, Inc. - Class A	18	14
Huaneng Power International, Inc. - Class H	520	202
Huatai Securities Co.,Ltd. - Class A	61	184
Huatai Securities Co.,Ltd. - Class H (b)	218	358
Huaxi Securities Co.,Ltd. - Class A	9	17
Huaxin Cement Co., Ltd.	19	70
Huayu Automotive Systems Co., Ltd. - Class A	37	137
Huazhu Group Limited - ADS	24	1,049
Hubei Energy Group Co., Ltd. - Class A	21	11
Hubei Granules-Biocause Pharmaceutical Co., Ltd. - Class A	66	51
Hubei Jumpcan Pharmaceutical Co., Ltd.	16	54
Hunan Valin Steel Co., Ltd.	35	26
Hundsun Technologies Inc. - Class A	6	80
HUYA Inc. - Class A - ADR (a) (b)	8	194
iFlytek Co., Ltd. - Class A	26	129
iFlytek Co., Ltd. - Class A	21	45
Industrial and Commercial Bank of China Limited - Class A	521	377
Industrial and Commercial Bank of China Limited - Class H	9,230	4,815
Industrial Bank Co., Ltd. - Class A	174	414
Industrial Securities Co., Ltd. - Class A	74	91
Inner Mongolia BaoTou Steel Union Co., Ltd. - Class A (a)	557	94
Inner Mongolia First Machinery Group Co., Ltd.	15	24
Inner Mongolia Junzheng Energy And Chemical Group Co., Ltd.	43	46
Inner Mongolia MengDian HuaNeng Thermal Power Corporation Limited	150	56
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	46	263
Inner Mongolia Yitai Coal Co. Ltd. - Class B	181	125
Innovent Biologics, Inc. (a)	149	1,113
Inspur Electronic Information Industry Co., Ltd.	14	62
iQIYI, Inc. - ADS (a)	35	787
Jafron Biomedical Co., Ltd.	9	90
JD.com, Inc. - Class A - ADR (a)	131	10,158
Jiangsu Changshu Rural Commercial Bank Co., Ltd.	46	52
Jiangsu Expressway Co. Ltd. - Class H	223	226
Jiangsu Hengli Hydraulic Technology Co., Ltd.	17	176
Jiangsu Hengrui Medicine Co., Ltd. - Class A	49	648
Jiangsu King's Luck Brewery Joint-Stock Co., Ltd.	12	80
Jiangsu Shagang Group Co., Ltd	13	23
Jiangsu Siyang Yanghe Vintage Co., Ltd. - Class A	14	267
Jiangsu Xinmin Textile Science & Technology Co., Ltd.	36	93
Jiangsu Yangnong Chemical Co., Ltd.	1	18
Jiangsu Yuyue Medical Equipment Co., Ltd.	2	10
Jiangsu Zhongnan Construction Group Co., Ltd.	47	63
Jiangsu Zhongtian Technology Co., Ltd.	47	72
Jiangxi Copper Company Limited - Class A	45	94
Jiangxi Copper Company Limited - Class H	100	113
Jiangxi Zhengbang Technology Co., Ltd.	25	68
Jilin Aodong Yanbian Pharmaceutical Co., Ltd.	24	60
Jinduicheng Molybdenum Group Co., Ltd. - Class A	13	11
Jinke Property Group Co., Ltd.	354	203
Jinyu Bio-Technology Co., Ltd.	19	77
Joincare Pharmaceutical Group Industry Co., Ltd.	2	5
Jointown Pharmaceutical Group Co., Ltd. - Class A (a)	4	10
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd.	8	81
Joyoung Co., Ltd.	8	45
Joyy Inc. - ADR	9	707
Juewei Food Co., Ltd.	8	101
Juneyao Airlines Co., Ltd.	27	42
Kaile Science And Technology Co., Ltd. (a)	6	11
Kaisa Group Holdings Ltd.	420	217
KE Holdings Inc - Class A - ADR (a) (b)	12	759
Kingdee International Software Group Co. Ltd.	377	984
Koolearn Technology Holding Limited (a) (b)	36	155
Kweichow Moutai Co., Ltd. - Class A	12	2,831
KWG Group Holdings Limited	196	339
Laobaixing Pharmacy Chain Joint Stock Company	8	96
Lee & Man Paper Manufacturing Ltd.	203	148
Legend Holdings Corporation - Class H (b)	87	107
Lens Technology Co., Ltd	25	119
Leo Group Co., Ltd.	29	12
Lepu Medical Technology (Beijing) Co., Ltd.	18	91
Li Ning Company Limited	331	1,558
Liaoning Chengda Co., Ltd. - Class A	19	65
Lingyi iTech (Guangdong) Company	58	97
Livzon Pharmaceutical Group Inc.	11	83
Lomon Billions Group Co., Ltd.	29	99
LONGi Green Energy Technology Co., Ltd. - Class A	31	349
Luenmei Quantum Co., Ltd.	12	22
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	64	542
Luye Pharma Group Ltd (b)	320	188
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	11	237
Maanshan Iron & Steel Company Limited - Class A	60	23
Mango Excellent Media Co., Ltd.	17	171
Maxscend Microelectronics Company Limited - Class A	2	106
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A (a)	36	76
Meituan Dianping (a)	547	17,260
Metallurgical Corporation of China Ltd. - Class A	49	19
Momo Inc. - ADR	24	326
Muyuan Foods Co.,Ltd. - Class A	35	381
Nanjing King-friend Biochemical Pharmaceutical Co., Ltd	12	77
Nanjing Securities Co., Ltd.	14	28
Nanyang Topsec Technologies Group Inc. (a)	7	22
NARI Technology Co., Ltd.	54	157

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Naura Technology Group Co., Ltd.	5	117
NavInfo Co., Ltd.	24	53
NetEase, Inc. - ADR	13	5,715
New China Life Insurance Company Ltd. - Class A	16	149
New Hope Liuhe Co., Ltd. - Class A	31	128
New Oriental Education & Technology Group - ADR (a)	22	3,282
Newland Digital Technology Co.,Ltd.	10	23
Ninestar Corporation - Class A	9	39
Ningbo Joyson Electronic Corp.	5	17
Ningbo Tuopu Group Co.,Ltd.	5	30
NIO, Inc. - Class A - ADR (a) (b)	162	3,431
Noah Holdings Limited - Class A - ADS (a)	4	99
Northeast Securities Co., Ltd.	19	28
Oceanwide Holdings Co., Ltd.	119	74
Offshore Oil Engineering Co.,Ltd. - Class A	70	47
OFILM Group Co., Ltd. - Class A	69	93
Oppein Home Group Inc.	6	93
Oppein Home Group Inc. - Class A	117	117
Orient Securities Company Limited - Class A	80	130
Oriental Pearl Group Co., Ltd. - Class A	7	11
Ovctek China Inc.	10	89
Pangang Group Steel Vanadium & Titanium Co., Ltd. (a)	139	42
People's Insurance Company (Group) of China Limited, The	39	38
Perfect World Co., Ltd. - Class A	26	125
PetroChina Company Limited - Class A	256	155
PetroChina Company Limited - Class H	3,099	912
Pinduoduo Inc. - ADR (a) (b)	41	3,049
Ping An Bank Co., Ltd. - Class A	186	416
Ping An Healthcare and Technology Company Limited (a) (b)	53	691
Ping An Insurance (Group) Co of China Ltd - Class A	101	1,136
Ping An Insurance (Group) Co of China Ltd - Class H	912	9,448
Poly Developments And Holdings Group Co., Ltd. - Class A	121	285
Poly Property Services Co., Ltd. (b) (d)	17	136
Postal Savings Bank of China Co., Ltd.	76	51
Postal Savings Bank of China Co., Ltd. - Class H (d)	1,570	663
Power Construction Corporation of China - Class A	171	95
Proya Cosmetics Co., Ltd.	4	83
Qingdao Rural Commercial Bank Co., Ltd.	28	21
RiseSun Real Estate Development Co., Ltd. - Class A	51	57
Rongsheng Petrochemical Co., Ltd. - Class A	40	109
S.F. Holding Co., Ltd	30	362
SAIC Motor Corporation Limited - Class A	80	226
Sanan Optoelectronics Co., Ltd. - Class A	38	138
Sangfor Technologies Inc.	—	13
Sansteel Minguang Co., Ltd., Fujian	45	44
SANY Heavy Industry Co., Ltd. - Class A	56	204
SDIC Capital Co., Ltd. - Class A	42	95
SDIC Power Holdings Co., Ltd. - Class A	94	125
Sealand Securities Co., Ltd.	107	84
Seazen Group Limited	316	270
Seazen Holdings Co., Ltd. - Class A	24	123
SG Micro Corp.	2	101
Shaanxi Coal and Chemical Industry Group Co.,Ltd. - Class A	91	112
Shan Dong Sun Paper Industry Joint Stock Co., Ltd.	41	86
Shandong Buchang Pharmaceutical Co., Ltd. - Class A	3	11
Shandong Gold Group Co., Ltd. - Class A (c)	24	90
Shandong Haisteel International Trading Co., Ltd. - Class A (a)	97	30
Shandong Linglong Tyre Co., Ltd.	21	91
Shandong Nanshan Aluminium Co., Ltd.	72	24
Shandong Sinocera Functional Material Co., Ltd.	17	91
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	374	748
Shanghai Baosight Software Co., Ltd.	11	115
Shanghai Baozun E-Commerce Limited - ADR (a) (b)	6	193
Shanghai Electric Group Company Limited - Class A (a)	10	7
Shanghai Electric Power Company Limited	21	23
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A	16	119
Shanghai Hyron Software Co.,Ltd. - Class A	118	49
Shanghai International Airport Co.Ltd.	11	109
Shanghai International Port(Group) Co.,Ltd - Class A	79	49
Shanghai Jahwa United Co., Ltd.	12	68
Shanghai Jiangong Tufang Construction Co., Ltd.	87	40
Shanghai Jin Jiang International Hotels Development Co.,Ltd.	3	19
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. - Class B	225	189
Shanghai M&G Stationery Inc	12	119
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	3	8
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	117	196
Shanghai Pu Tai Lai New Energy Technology Co., Ltd.	1	18
Shanghai Pudong Development Bank Co., Ltd. - Class A	255	354
Shanghai RAAS blood products co., Ltd.	40	48
Shanghai Tunnel Engineering Co., Ltd. - Class A	10	8
Shanghai Wingtech Electronics Technology Co.,Ltd.	7	121
Shanghai Yuyuan Tourist Mart(Group)Co., Ltd.	49	64
Shanghai Zhangjiang Hi-Tech Park Development Co., Ltd. - Class A	—	1
Shanxi Lu'an Environmental Energy Development Co.,Ltd. - Class A	48	43
Shanxi Securities Co., Ltd. - Class A	12	15
Shanxi Taigang Stainless Steel Co., Ltd.	97	53
Shanxi Xishan Coal and Electricity Power Co., Ltd. - Class A	84	54
Shenergy Company Limited - Class A	81	66
Shengyi Technology Co., Ltd.	25	86
Shennan Circuit Company Limited	5	94
Shenwang Hongyuan Group Co., Ltd - Class A	188	147
Shenyang Siasun Robot & Automation Co., Ltd. (a)	28	59
Shenzhen Airport Co., Ltd.	40	50
Shenzhen BGI Genomics Co., Ltd.	2	40
Shenzhen Energy Group Co., Ltd. - Class A	19	15
Shenzhen Expressway Company Limited	120	105
Shenzhen Goodix Technology Co., Ltd.	4	95
Shenzhen Hepalink Pharmaceutical Group Co., Ltd.	23	75
Shenzhen Inovance technology Co., Ltd.	20	170
Shenzhen International Holdings Limited	176	280
Shenzhen Investment Ltd.	484	142
Shenzhen Kaifa Technology Co., Ltd.	24	73
Shenzhen Kangtai Biological Products Co., Ltd.	7	182
Shenzhen Kingdom Sci-Tech Co., Ltd.	20	52
Shenzhen Leyard Opto-Electronic Co. Ltd	23	26
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	9	452
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A	9	47
Shenzhen Sunway Communication Co., Ltd.	11	87
Shenzhou International Group Holdings Limited	127	2,172
Shijiazhuang Yiling Pharmaceutical Co.,Ltd.	4	16
Sichuan Chuantou Energy Co.,Ltd. - Class A	9	13
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	18	59
Sichuan Languang Development Co., Ltd.	57	42
Sichuan Swellfun Co., Ltd.	7	62
Silergy Corp.	12	713
SINA Corporation (a)	9	374
Sinolink Securities Co., Ltd. - Class A (c)	6	13
Sinopec Engineering (Group) Co., Ltd. - Class H	240	90
Sinopec Shanghai Petrochemical Co., Ltd. - Class A	16	8
Sinopec Shanghai Petrochemical Co., Ltd. - Class H (b)	484	89
Sinopharm Group Co. Ltd. - Class H	222	472

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Sinopharm Jinhua Co., Ltd. (a)	57	44
Sinotrans Limited	92	50
SOHO China Limited (a) (b)	293	79
Songcheng Performance Development Co.,Ltd	31	85
Soochow Securities Co.,Ltd - Class A	12	19
Southwest Securities Co., Ltd.	36	28
Spring Airlines Co., Ltd. - Class A	11	73
STO.Experss.Ltd.	7	15
Sun Art Retail Group Limited	392	436
Sunac China Holdings Limited	396	1,559
Suning.Com Co.,Ltd - Class A	82	109
Sunshine City Group Co., Ltd. - Class A (a)	20	8
Sunwoda Electronic Co., Ltd.	3	11
Suofeiya Home Collection Company, Limited	22	85
Suzhou Dongshan Precision Manufacturing Co., Ltd.	10	39
Suzhou Gold Mantis Construction Decoration Co., Ltd. - Class A	17	24
TAL Education Group - ADS (a)	58	4,388
Tangshan Jidong Cement Co., Ltd.	5	12
TBEA Company Ltd. - Class A	13	16
TCL Corporation	138	126
Tencent Holdings Limited	879	59,263
Tencent Music Entertainment Group - Class A - ADR (a)	58	851
The Pacific Securities Co.,Ltd (a)	117	70
Thunder Software Technology Co., Ltd.	3	36
Tianfeng Securities Co., Ltd.	101	97
Tianjin 712 Communication & Broadcasting Co., Ltd.	4	26
Tianjin Chase Sun Pharmaceutical Co Ltd.	21	17
Tianjin Zhonghuan Semiconductor Co., Ltd.	36	118
Tianma Microelectronics Co., Ltd. - Class A	30	65
Tianqi Lithium Corporation (a)	3	8
Tianshui Huatian Technology Co., Ltd.	41	83
Tingyi Cayman Islands Holding Corp.	283	499
Toly Bread Co., Ltd.	8	68
Tongcheng-Elong Holdings Limited (a)	128	235
Tongfu Microelectronics Co., Ltd. (a)	7	24
Tonghua Dongbao Pharmaceutical Co., Ltd. - Class A	29	58
Tongkun Group Co., Ltd.	29	60
Tongling Nonferrous Metals Group Co., Ltd. - Class A	31	10
Tongwei Co., Ltd. - Class A	37	147
Top Choice Medical Investment Co., Inc. (a)	4	116
Topsports International Holdings Limited	199	277
Transfar Zhilian Co., Ltd.	55	46
Travelsky Technology Ltd. - Class H	158	339
Trip.com Group Limited - ADR (a)	73	2,265
Tsingtao Brewery Co.,Ltd. - Class A	5	56
Tsingtao Brewery Co.,Ltd. - Class H	64	523
Tunghsu Optoelectronic Technology Co.,Ltd. - Class A (a)	33	14
Unigroup Guoxin Micro-Electronics Co., Ltd	2	33
Unisplendour Co., Ltd. - Class A	32	120
Universal Scientific Industrial (Shanghai) Co., Ltd.	24	90
Venustech Group Inc.	11	57
Vinda International Holdings Limited	53	174
Vipshop (China) Co., Ltd. - ADR (a)	70	1,102
Visionox Technology Inc. (a)	24	55
Walvax Biotechnology Co., Ltd.	16	122
Wanda Film Holding Co., Ltd. (a)	26	69
Wangsu Science & Technology Co., Ltd.	13	15
Wanhua Chemical Group Co.,Ltd.	32	326
Want Want China Holdings Limited	745	522
Weibo Corporation - ADR (a) (b)	10	350
Weichai Power Co., Ltd. - Class A	28	63
Weichai Power Co., Ltd. - Class H	322	652
Weifu High-Technology Group Co., Ltd. - Class A	2	7
Weihai Guangwei Composites Co., Ltd.	1	8
Western Securities Co., Ltd. - Class A	6	8
Will Semiconductor Co.,Ltd.	4	105
Winning Health Technology Group Co., Ltd.	30	87
Wonders Information Co., Ltd. (a)	5	19
Wuchan Zhongda Group Co., Ltd.	74	51
Wuhan Guide Infrared Co., Ltd.	5	25
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A	12	72
Wuhu Token Sciences Co., Ltd.	12	18
Wuliangye Yibin Co., Ltd. - Class A	37	1,218
WUS Printed Circuit (Kunshan) Co., Ltd.	18	50
WuXi AppTec Co., Ltd.	18	273
WuXi AppTec Co., Ltd. (b)	44	635
Wuxi Biologics Cayman Inc (a)	158	3,896
Wuxi Lead Intelligent Equipment Co., Ltd.	5	35
Wuxi Taiji Industry Co.,Ltd.	10	15
XCMG Construction Machinery Co., Ltd. - Class A	100	82
Xiamen C&D Inc. - Class A	5	7
Xiamen Intretech Inc.	2	20
Xiamen Tungsten Co., Ltd.	31	60
Xiaomi Corporation - Class W (a)	1,612	4,311
Xinhu Zhongbao Co., Ltd. - Class A	112	56
Xinjiang Goldwind Science & Technology Co., Ltd. - Class A	12	18
Xinjiang Goldwind Science & Technology Co., Ltd. - Class H	77	68
Xinyi Solar Holdings Limited	630	1,016
XPeng Inc - ADR (a) (b)	16	325
Yantai Jereh Oilfield Services Group Co.,Ltd.	12	53
Yanzhou Coal Mining Co Ltd	22	30
Yanzhou Coal Mining Co. Ltd. - Class H	152	114
Yealink Network Technology Corporation Limited	9	81
Yifan Pharmaceutical Co., Ltd	6	20
Yifeng Pharmacy Chain Co., Ltd.	6	92
YiHai International Holdings Limited	75	1,179
Yintai Gold Co., Ltd.	43	67
Yonghui Superstores Co., Limited - Class A	86	99
Youngor Group Co. Ltd. - Class A	28	28
Youzu Interactive Co. Ltd	23	59
Yuan Longping High-Tech Agriculture Co., Ltd. (a)	6	16
Yum China Holdings, Inc.	62	3,262
Yunda Holding Co., Ltd.	28	76
Yunnan Baiyao Group Co., Ltd. - Class A	15	227
Yunnan Energy New Material Co., Ltd.	10	130
Yuzhou Properties Company Limited	230	92
Zai Lab (PTY) LTD (a)	10	866
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A	3	104
Zhaojin Mining Industry Co., Ltd. - Class H	180	220
Zhejiang Apeloa Kangyu Pharmaceutical Co., Ltd.	11	40
Zhejiang Century Huatong Group Co. Ltd. - Class A (a)	51	71
Zhejiang Chint Electrics Co.,Ltd - Class A	20	88
Zhejiang Dahua Technology Co., Ltd. - Class A	5	15
Zhejiang Dingli Machinery Co., Ltd.	1	12
Zhejiang Expressway Co. Ltd. - Class H	236	171
Zhejiang Grandwall Electric Science & Technology Co., Ltd.	34	80
Zhejiang Huahai Pharmaceutical Co., Ltd.	5	22
Zhejiang Huayou Cobalt Co., Ltd. - Class A (a)	9	46
Zhejiang Jingsheng Mechanical and Electrical Co., Ltd.	4	19
Zhejiang Juhua Co., Ltd. (c)	56	56
Zhejiang Longsheng Group Co.,Ltd - Class A	36	73
Zhejiang NHU Company Ltd.	17	75
Zhejiang Sanhua Intelligent Controls Co., Ltd.	40	132
Zhejiang Semir Garment Co., Ltd. - Class A	13	15
Zhejiang Supor Co., Ltd.	5	59
Zhejiang Wanfeng Auto Wheel Co., Ltd.	54	54
Zhejiang Weixing New Building Materials Co., Ltd.	31	72
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd.	8	63
Zhengzhou Yutong Bus Co., Ltd. - Class A	19	45
Zhenro Properties Group Limited (d)	224	138
Zheshang Securities Co., Ltd.	18	47
ZhongAn Online P&C Insurance Co., Ltd. (a) (b)	64	322
Zhonghang Helicopter Co., Ltd.	9	70
Zhongji Innolight Co., Ltd.	9	66
Zhongjin Gold Corporation Limited - Class A	68	100
Zhongsheng Group Holdings Limited	81	511
Zhongtian Financial Group Company Limited (a)	39	19
Zhuzhou Crrc Times Electric Co., Ltd. - Class H	69	233

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Zijin Mining Group Co. Ltd. - Class H	814	521
Zijin Mining Group Co., Ltd. - Class A	196	177
Zoomlion Heavy Industry Science and Technology Co.,Ltd	175	169
Zoomlion Heavy Industry Science and Technology Co.,Ltd - Class A (a)	77	92
ZTE Corporation	36	177
ZTE Corporation - Class H (b)	112	270
Zto Express Co., Ltd. - ADR	62	1,857
		374,306
Taiwan 12.6%
Accton Technology Corporation	83	642
Acer Inc.	408	353
Advantech Co. Ltd.	57	573
Airtac International Group	22	489
ASE Technology Holding Co., Ltd.	475	977
Asia Cement Corp.	350	504
ASMedia Technology Inc.	4	203
Asustek Computer Inc.	108	949
AU Optronics Corp. (a)	1,246	488
Catcher Technology Co. Ltd.	109	686
Cathay Financial Holding Co. Ltd.	1,182	1,581
Chailease Holding Company Limited	182	829
Chang Hwa Commercial Bank	868	521
Cheng Shin Rubber Industry Co. Ltd.	293	375
Chicony Electronics Co. Ltd.	106	310
China Development Financial Holding Corp.	1,860	549
China Life Insurance Company Limited	465	320
China Steel Corp.	1,840	1,303
Chinatrust Financial Holding Co. Ltd.	2,830	1,804
Chunghwa Telecom Co. Ltd.	565	2,090
Compal Electronics Inc.	673	445
Delta Electronics Inc.	303	1,992
E. Sun Financial Holding Co. Ltd.	1,783	1,583
Eclat Textile Co. Ltd.	33	413
Eva Airways Corp.	294	109
Evergreen Marine Corp Taiwan Ltd. (a) (b)	289	159
Far Eastern New Century Corp.	499	439
Far EasTone Telecommunications Co. Ltd.	204	431
Feng Tay Enterprise Co. Ltd.	54	324
First Financial Holding Co. Ltd.	1,572	1,119
Formosa Chemicals & Fibre Corp.	561	1,318
Formosa Petrochemical Corp.	191	530
Formosa Plastics Corp.	577	1,572
Formosa Taffeta Co. Ltd.	108	117
Foxconn Technology Co. Ltd.	126	225
Fubon Financial Holding Co. Ltd.	992	1,443
Giant Manufacturing Co. Ltd.	43	408
GlobalWafers Co., Ltd. (b)	32	428
Highwealth Construction Corp.	99	147
HIWIN Technologies Corp.	39	387
Hon Hai Precision Industry Co. Ltd.	1,922	5,165
Hotai Motor Co. Ltd.	47	1,055
Hua Nan Financial Holdings Co. Ltd.	1,376	841
Innolux Corporation (b)	1,137	372
Inventec Co. Ltd.	390	304
Largan Precision Co. Ltd.	15	1,758
Lite-On Technology Corp.	353	563
MediaTek Inc.	231	4,893
Mega Financial Holdings Co. Ltd.	1,643	1,581
Micro-Star International Co. Ltd.	95	440
Nan Ya Plastics Corp.	812	1,676
Nanya Technology Corp.	187	375
Nien Made Enterprise Co., LTD.	21	251
Novatek Microelectronics Corp.	94	865
PEGATRON Corporation	316	702
Phison Electronics Corp.	19	175
Pou Chen Corp.	412	374
Powertech Technology Inc.	94	284
President Chain Store Corp.	88	801
Quanta Computer Inc.	432	1,135
Realtek Semiconductor Corp.	76	975
Ruentex Development Co. Ltd.	88	118
Shin Kong Financial Holding Co. Ltd. (b)	1,769	493
SinoPac Financial Holdings Co. Ltd.	1,621	610
Standard Foods Corp.	36	76
Synnex Technology International Corp.	237	339
Taishin Financial Holding Co. Ltd.	1,405	624
Taiwan Business Bank	906	299
Taiwan Cement Corp.	772	1,108
Taiwan Cooperative Bank, Ltd.	1,410	951
Taiwan High Speed Rail Corporation	306	336
Taiwan Mobile Co. Ltd.	247	824
Taiwan Semiconductor Manufacturing Co. Ltd.	3,776	57,048
The Shanghai Commercial & Savings Bank, Ltd.	501	675
Uni-President Enterprises Corp.	735	1,587
United Microelectronics Corp.	1,842	1,830
Vanguard International Semiconductor Corp.	125	418
Walsin Technology Corp.	43	232
WIN Semiconductors Corp.	54	539
Winbond Electronics Corp.	527	256
Wistron Corp.	429	444
Wiwynn Corporation	13	297
WPG Holdings Limited	271	365
Yageo Corp.	60	730
Yuanta Financial Holding Co. Ltd.	1,562	965
Zhen Ding Technology Holding Limited	82	358
		125,242
South Korea 11.2%
ALTEOGEN Inc. (a)	3	430
Amorepacific Corp.	4	187
Amorepacific Corporation	5	663
BGFretail Co., Ltd.	1	143
BNK Financial Group Inc.	54	233
Celltrion Healthcare Co. Ltd. (a)	11	817
Celltrion Inc. (a)	14	3,135
Celltrion Pharm Inc. (a)	2	237
Cheil Worldwide Inc.	10	176
CJ CheilJedang Corp.	1	417
CJ Corp.	3	183
CJ Logistics Corp. (a)	1	220
CJ O Shopping Co. Ltd.	1	168
Daelim Industrial Co. Ltd.	4	267
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	8	154
Daum Communications Corp.	9	2,723
DB Insurance Co. Ltd.	7	286
Doosan Bobcat Inc.	9	198
Douzon Bizon Co. Ltd.	3	264
E-MART Inc.	3	309
Fila Korea Ltd.	6	192
GS Engineering & Construction Corp.	10	207
GS Holdings Corp.	7	185
GS Retail Co., Ltd.	5	141
Hana Financial Group Inc.	47	1,131
Hankook Tire & Technology Co,. Ltd.	10	268
Hanmi Science Co., Ltd.	1	194
Hanon Systems	32	341
Hanwha Chem Corp.	14	470
Hanwha Corp.	5	115
HLB Inc. (a)	7	583
Honam Petrochemical Corp.	3	428
Hotel Shilla Co. Ltd.	4	251
Hyundai Engineering & Construction Co. Ltd.	11	290
Hyundai Glovis Co., Ltd.	3	313
Hyundai Marine & Fire Insurance Co.,Ltd.	10	182
Hyundai Mobis	11	2,090
Hyundai Motor Co.	23	3,530
Hyundai Steel Co.	15	320
Industrial Bank of Korea	46	317
Kangwon Land Inc.	15	275
KB Financial Group Inc.	61	1,951
Kia Motors Corp.	40	1,623
KMWinc. (a)	4	247
Korea Aerospace Industries, Ltd.	10	191
Korea Electric Power Corp.	43	749
Korea Gas Corp.	6	118
Korea Investment Holdings Co. Ltd.	6	357
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	6	409

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Korea Shipbuilding & Offshore Engineering Co., Ltd.	1	268
Korea Zinc Co. Ltd.	1	405
Korean Air Lines Co. Ltd. (a)	9	145
KT&G Corp.	18	1,240
Kumho Petro chemical Co. Ltd.	3	289
LG Chem Ltd.	7	3,965
LG Corp.	15	929
LG Display Co., Ltd.	35	458
LG Electronics Inc.	16	1,276
LG Household & Health Care Ltd.	1	1,784
LG Innotek Co., Ltd.	2	298
LG Uplus Corp.	30	292
Lotte Corp.	5	123
Lotte Shopping Co., Ltd.	2	139
MERITZ Securities Co. Ltd.	35	98
Mirae Asset Daewoo Co. Ltd.	46	334
NAVER Corp.	19	4,778
NCSoft Corp.	3	1,735
Netmarble Corp. (a)	3	482
Orion Incorporation	4	421
Ottogi Corp.	—	28
Pan Ocean Co., Ltd. (a)	54	157
Pearl Abyss Corp. (a)	1	143
POSCO	11	1,910
Posco Chemical Co. Ltd.	3	221
Posco Daewoo Corp.	10	114
S1 Corp.	3	228
Samsung Biologics Co., Ltd (a)	3	1,498
Samsung C&T Corporation	13	1,146
Samsung Card Co., Ltd.	4	99
Samsung Electro-Mechanics Co. Ltd.	9	1,036
Samsung Electronics Co. Ltd.	733	36,437
Samsung Engineering Co. Ltd. (a)	28	254
Samsung Fire & Marine Insurance Co. Ltd.	4	692
Samsung Heavy Industries Co. Ltd. (a)	80	364
Samsung Life Insurance Co., Ltd.	11	573
Samsung SDI Co. Ltd.	8	3,102
Samsung Sds Co., Ltd.	5	740
Samsung Securities Co. Ltd.	9	242
Seegene, Inc.	3	635
Shin Poong Pharmaceutical Co.,Ltd. (a)	5	490
Shinhan Financial Group Co. Ltd.	73	1,706
Shinsegae Co. Ltd.	1	218
SK C&C Co., Ltd.	6	944
SK Hynix Inc.	84	6,006
SK innovation Co., Ltd.	8	977
SK Telecom Co. Ltd.	6	1,258
S-Oil Corp.	7	292
Woongjin Coway Co., Ltd.	7	459
Woori Financial Group Inc.	74	541
Woori Investment & Securities Co. Ltd.	23	179
Yuhan Corp.	8	436
		111,262
India 8.1%
Adani Ports and Special Economic Zone Limited	73	339
Ambuja Cements Limited	112	332
Asian Paints Limited	46	1,244
Aurobindo Pharma Ltd.	42	453
Avenue Supermarts Limited (a)	22	649
Axis Bank Limited (a)	343	1,985
Bajaj Auto Limited	10	389
Bajaj Finance Limited	27	1,215
Bajaj Finserv Limited	6	468
Bandhan Bank Limited (a)	115	427
Berger Paints India Limited	40	320
Bharat Forge Ltd	30	184
Bharat Petroleum Corporation Limited	105	504
Bharti Airtel Ltd.	191	1,096
Bharti Infratel Limited	51	123
Biocon Ltd. (a)	42	257
Bosch Limited	1	186
Britannia Industries Ltd	9	441
Cipla Limited	55	575
Coal India Ltd Govt Of India Undertaking	195	306
Colgate-Palmolive (India) Limited	12	235
Container Corporation	37	185
Dabur India Ltd.	83	579
Divi's Laboratories Ltd.	13	532
DLF Limited	102	211
Dr. Reddy's Laboratories Ltd.	18	1,237
Eicher Motors Limited	21	614
GAIL India Ltd.	221	261
Godrej Consumer Products Limited	60	594
Grasim Industries Ltd	43	432
Havells India Limited	33	306
HCL Technologies Ltd.	169	1,872
HDFC Life Insurance Company Limited (a)	113	861
HDFC Asset Management Company Limited	7	215
Hero Motocorp Ltd.	15	623
Hindalco Industries Limited	161	385
Hindustan Petroleum Corp. Ltd.	106	261
Hindustan Unilever Ltd.	126	3,534
Housing Development Finance Corp.	251	5,944
ICICI Bank Limited (a)	790	3,832
ICICI Lombard General Insurance Company Limited	31	551
ICICI Prudential Life Insurance Company Limited	54	310
Indian Oil Corporation Limited	277	278
Indraprastha Gas Limited	31	162
Info Edge (India) Limited	10	484
Infosys Ltd.	523	7,226
Interglobe Aviation Limited (a)	11	193
ITC Limited	454	1,059
JSW Steel Limited	127	481
Jubilant Foodworks Limited	11	340
Larsen and Toubro Limited	78	959
LIC Housing Finances Ltd.	55	205
Lupin Ltd.	34	465
Mahindra & Mahindra Ltd.	112	927
Marico Limited	66	326
Maruti Suzuki India Ltd.	19	1,704
Motherson Sumi Systems Ltd.	144	225
Nestle India Ltd.	4	809
NTPC Limited	404	467
Oil & Natural Gas Corp. Ltd.	388	365
Page Industries Limited	1	229
Petronet LNG Limited	76	227
Pidilite Industries Limited	19	364
Piramal Enterprises Limited	16	267
Power Grid Corporation of India Limited	275	607
Rec Limited	107	144
Reliance Industries Ltd.	437	13,276
SBI Life Insurance Company Limited (a)	64	711
Sesa Sterlite Ltd.	257	479
Shree Cement Ltd.	1	372
Shriram Transport Finance Company Limited	17	146
Siemens Limited	8	137
State Bank of India (a)	259	653
Sun Pharmaceutical Industries Ltd.	127	864
Tata Consultancy Services Limited	137	4,638
Tata Consumer Products Limited	66	446
Tata Motors Limited (a)	286	519
Tata Steel Ltd.	49	240
Tech Mahindra Limited	78	837
Titan Industries Ltd.	51	834
Torrent Pharmaceuticals Ltd	8	299
UltraTech Cement Limited	17	908
United Spirits Limited (a)	48	337
UPL Limited	74	509
Wipro Ltd.	180	767
Zee Entertainment Enterprises Ltd.	125	355
		80,907
Hong Kong 3.9%
Agricultural Bank of China Limited - Class H	4,029	1,265
ANTA Sports Products Limited	161	1,687
AviChina Industry & Technology Co. Ltd. - Class H	444	255
Beijing Enterprises Water Group Limited	802	313
Bosideng International Holdings Limited (b)	586	184
China Cinda Asset Management Co., Ltd. - Class H	1,655	311

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
China Communications Services Co., Ltd. - Class H	350	207
China Education Group Holdings Limited (d)	92	170
China Everbright Bank Company Limited - Class H	466	148
China Everbright International Ltd.	566	324
China Everbright Ltd.	94	126
China Evergrande Group (b)	297	760
China Galaxy Securities Co., Ltd. - Class H	579	328
China Gas Holdings Ltd.	392	1,123
China General Nuclear Power Corporation	1,495	308
China Jinmao Holdings Group Limited	844	470
China Medical System Holdings Limited	194	215
China Mengniu Dairy Company Limited	424	2,010
China Merchants Bank Co., Ltd. - Class H	593	2,821
China Oilfield Services Ltd. - Class H	302	212
China Overseas Holdings Limited	195	160
China Overseas Land & Investment Ltd.	582	1,470
China Power International Development Limited	536	99
China Resources Enterprise Ltd.	218	1,339
China Resources Gas Group Ltd.	144	646
China Resources Land Ltd.	495	2,256
China Resources Power Holdings Co. Ltd.	293	326
China State Construction International Holdings Limited	380	250
China Taiping Insurance Holdings Co. Ltd.	242	371
China Unicom Hong Kong Ltd.	865	568
China Vanke Co., Ltd. - Class H	276	851
CITIC Pacific Ltd.	964	713
CSPC Pharmaceutical Group Ltd.	854	1,674
GOME Retail Holdings Limited (a) (b)	1,350	179
Haier Electronics Group Co., Ltd.	184	668
Haitong Securities Co., Ltd. - Class H (a)	459	393
Hanergy Thin Film Power Group Limited (a) (c)	3,098	425
Hutchison China Meditech (Hk) Limited - ADR (a)	11	362
Kingboard Chemical Holdings Ltd.	106	351
Kingboard Laminates Holdings Limited	159	220
Kingsoft Corp Ltd	127	640
Kunlun Energy Co. Ltd.	594	393
Lenovo Group Ltd.	1,193	792
Longfor Group Holdings Limited	274	1,553
New China Life Insurance Company Ltd. - Class H	130	491
Nine Dragons Paper (Holdings) Limited	215	272
People's Insurance Company (Group) of China Limited, The - Class H	1,184	353
PICC Property & Casualty Co. Ltd. - Class H	1,003	704
Semiconductor Manufacturing International Corporation (a) (b)	553	1,320
Shanghai Electric Group Company Limited - Class H (a)	606	164
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	81	340
Shanghai Industrial Holdings Ltd.	74	99
Shanghai Industrial Urban Development Group Limited	15	1
Shimao Property Holdings Limited	196	815
Sino Biopharmaceutical Limted	1,594	1,757
Sino-Ocean Land Holdings Limited	470	95
Sinotruk (Hong Kong) Limited	92	239
SSY Group Limited	238	136
Sunny Optical Technology (Group) Company Limited	109	1,688
Uni-President China Holdings Ltd	228	210
Wharf Holdings Ltd.	246	492
Yuexiu Property Co. Ltd.	728	143
		39,255
South Africa 3.4%
Absa Group Ltd	117	623
Anglo American Platinum Ltd.	8	587
AngloGold Ashanti Ltd.	66	1,703
Aspen Pharmacare Holdings (a)	54	385
Bid Corporation	49	758
Bidvest Group Ltd.	47	384
Capitec Bank Holdings Ltd.	10	600
Clicks Group Ltd.	37	496
Discover Ltd.	59	450
Exxaro Resources Ltd.	34	252
FirstRand Ltd.	734	1,812
Gold Fields Ltd.	135	1,629
Growthpoint Properties Ltd	420	308
Harmony Gold Mining Co. Ltd. (a)	84	444
Impala Platinum Holdings Limited (b)	124	1,078
Kumba Iron Ore Ltd	11	334
Life Healthcare Group Holdings	238	242
Momentum Metropolitan Holdings	138	127
Mr Price Group	46	362
MTN Group Ltd.	262	884
Multichoice Group	62	357
Naspers Ltd. - Class N (b)	67	11,871
Nedbank Group Ltd.	51	310
Northam Platinum (a)	59	603
Old Mutual Public Limited Company (b)	644	399
Pepkor Holdings Ltd	87	58
Rand Merchant Investment Holdings Limited	142	245
Remgro Ltd.	86	486
Sanlam Ltd (b)	268	835
Sasol Ltd. (a)	84	652
Shoprite Holdings Ltd. (b)	76	619
Sibanye Stillwater	338	928
Standard Bank Group Limited	196	1,266
The Spar Group	29	325
Tiger Brands Limited	29	334
Vodacom Group Limited	99	730
Woolworths Holdings Limited	147	311
		33,787
Brazil 3.3%
American Beverage Co Ambev	727	1,626
Atacadao S/A	69	249
B2W - Companhia Global Do Varejo. (a)	32	516
B3 S.A. - Brasil, Bolsa, Balcao	322	3,153
Banco Bradesco S.A.	196	632
Banco BTG Pactual S.A.	34	443
Banco do Brasil SA	127	673
Banco Santander (Brasil) S.A.	67	334
BB Seguridade Participacoes S/A	99	428
BRF SA (a)	83	270
CCR S.A.	192	436
Centrais Eletricas Brasileiras SA	45	246
Cielo S.A.	217	153
Cogna Educacao S/A	268	248
Companhia Brasileira de Distribuicao	28	348
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP	54	451
Companhia Siderurgica Nacional	110	324
Cosan S.A.	22	271
CPFL Energia S/A	32	159
Energisa S/A	22	159
ENGIE Brasil Energia S.A.	27	198
Equinor ASA	142	535
Hapvida Participacoes E Investimentos Ltda	32	357
Hypera S.A.	53	282
Irb Brasil Resseguros S/A	167	222
JBS S/A	160	588
Klabin S.A.	106	451
Localiza Rent A Car S/A	94	945
Lojas Renner S/A.	126	892
Magazine Luiza S.A.	115	1,835
Multiplan Empreendimentos Imobiliarios S/A	50	173
Natura & Co Holding SA	121	1,096
Notre Dame Intermedica Participacoes S.A.	72	838
Petrobras Distribuidora S/A.	107	387
Petroleo Brasileiro SA	567	2,004
Porto Seguro S.A.	16	135
Raia Drogasil S.A.	173	725
Rumo SA (a)	177	601
Sul America S.A.	45	319
Suzano S.A. (a)	89	717
Tim Participacoes SA	116	268
Ultrapar Participacoes S.A.	99	342
Vale S.A.	568	5,978
Via Varejo S/A (a)	174	539

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
WEG SA	130	1,514
		33,060
Russian Federation 2.9%
BANK VTB, PAO	449,895	199
Gazprom, Pao	1,835	4,041
Joint Stock Company "Alrosa" (Public Stock Society)	448	425
Mobile Telesystems PJSC - ADR	63	551
Polymetal International PLC	36	797
Public Joint Stock Company "Severstal"	29	376
Public Joint Stock Society "Fosagro" - GDR (d)	19	233
Public Joint Stock Society "Inter RAO UES"	5,946	430
Public Joint Stock Society "Magnit" - GDR (d)	57	855
Public Joint Stock Society "Magnitogorsk Iron And Steel Works"	366	181
Public Joint Stock Society "Moscow Exchange MICEX-RTS"	213	402
Public Joint Stock Society "Novatek" - GDR (d)	14	1,892
Public Joint Stock Society "Novolipetsk Iron And Steel Works"	157	346
Public Joint Stock Society "Polyus"	5	1,093
Public Joint Stock Society "Surgutneftegaz"	1,155	513
Public Joint Stock Society "Tatneft"	219	1,299
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	10	2,330
Public Joint Stock Society Oil Company "Lukoil"	63	3,643
Public Joint Stock Society Oil Company "Rosneft"	184	910
Sberbank of Russia	1,648	4,835
X5 Retail Group N.V. - GDR (d)	20	740
Yandex N.V. - Class A (a)	46	2,969
		29,060
Saudi Arabia 2.7%
Abdullah Al-Othaim Markets Company	6	209
Advanced Petrochemical Company	15	232
Al Rajhi Banking and Investment Corporation	189	3,309
Alinma Bank (a)	149	652
Almarai Company	42	593
Arab National Bank	93	506
Bank AlBilad	60	384
Bank Aljazira	80	298
Banque Saudi Fransi	90	779
BUPA Arabia for Cooperative Insurance Company (a)	9	297
Dar AL-Arkan Real Estate Development Company (a)	55	138
Etihad Etisalat Company (a)	60	456
Jarir Marketing Company	9	428
KeyBank National Association	228	2,264
National Industrialization Company (a)	62	221
Rabigh Refining and Petrochemical Company (a)	46	192
Riyad Bank	208	1,038
Samba Financial Group	157	1,129
Santana Mining Inc. (a)	62	690
Saudi Airlines Catering Co.	7	146
Saudi Arabian Fertilizer Company	32	699
Saudi Arabian Oil Company	332	3,185
Saudi Basic Industries Corporation	140	3,301
Saudi British Bank	116	787
Saudi Cement Company	8	130
Saudi Electricity Company	116	534
Saudi Industrial Investment Group	27	168
Saudi International Petrochemical Company	46	203
Saudi Kayan Petrochemical Company (a)	100	311
Saudi Telecom Company	95	2,540
Savola Group	37	470
The Company For Cooperative Insurance (a)	8	178
The Economic City Emaar (a)	78	210
Yanbu National Petrochemical Company	37	580
		27,257
Thailand 1.8%
Advanced Info Service PLC. - NVDR	187	1,015
Airports of Thailand PCL - NVDR (b)	641	1,149
Asset World Corp Public Company Limited - NVDR	989	110
B.Grimm Power Public Company Limited - NVDR	118	158
Bangkok Bank PCL - NVDR	73	223
Bangkok Bank PCL	8	24
Bangkok Commercial Asset Management Public Company Limited - NVDR	235	147
Bangkok Dusit Medical Services Public Company Limited. - NVDR	1,530	942
Bangkok Expressway and Metro Public Company Limited - NVDR (b)	880	239
Berli Jucker PCL - NVDR (b)	220	257
BTS Group Holdings Public Company Limited	23	7
BTS Group Holdings Public Company Limited - NVDR (b)	1,140	344
Bumrungrad Hospital Public Company Limited - NVDR	64	194
Bumrungrad Hospital Public Company Limited	8	25
Central Pattana Public Company Limited - NVDR	297	400
Central Retail Corporation Limited - NVDR (a)	273	226
Central Retail Corporation Limited (a)	96	80
Charoen Pokphand Foods PCL - NVDR	603	536
Charoen Pokphand Foods Public Company Limited	56	49
CP ALL Public Company Limited - NVDR	903	1,727
Electricity Generating PCL - NVDR	49	290
Energy Absolute Public Company Limited - NVDR	238	297
Global Power Synergy Public Company Limited - NVDR	116	212
Gulf Energy Development Public Company Limited	8	8
Gulf Energy Development Public Company Limited - NVDR	371	360
Home Product Center PCL - NVDR	972	444
Home Product Center PCL	27	12
Indorama Ventures Public Company Limited - NVDR (b)	231	155
Intouch Holdings Public Company Limited - NVDR	355	576
IRPC PCL - NVDR	1,906	117
Kasikornbank PCL	134	327
Kasikornbank PCL - NVDR	128	313
Krung Thai Bank PCL - NVDR	555	156
Krungthai Card Public Company Limited - NVDR	117	129
Land and Houses Public Company Limited - NVDR	1,386	298
Minor International Public Company Limited - NVDR (a)	411	261
Muangthai Leasing Public Company Limited - NVDR	96	150
Muangthai Leasing Public Company Limited - Class F	29	45
Osotspa Public Company Limited - NVDR	111	124
PTT Exploration And Production Public Company Limited - NVDR	212	530
PTT Global Chemical Public Company Limited - NVDR	347	434
PTT PCL - NVDR	1,781	1,814
RATCH Group Public Company Limited - NVDR	136	217
Siam Cement PCL - NVDR	117	1,193
Siam Commercial Bank PCL - NVDR	123	254
Srisawad Corporation Public Company Limited - NVDR	116	180
Thai Oil Public Company Limited - NVDR (b)	204	206
Thai Union Frozen Products PCL - NVDR	405	180
TMB Bank Public Company Limited - NVDR	2,851	81
Total Access Communication Public Company Limited - NVDR (b)	44	45
True Corp. PCL - NVDR (b)	2,133	210
		17,470
Malaysia 1.7%
AMMB Holdings Bhd	302	219
Axiata Group Berhad	413	294
Carlsberg Brewery Malaysia Berhad	30	147
CIMB Group Holdings Bhd	1,024	762
Dialog Group Berhad	588	539
DiGi.Com Bhd	420	408
Fraser & Neave Holdings Bhd	20	155
Gamuda Bhd	292	246
Genting Berhad	318	245
Genting Malaysia Berhad	345	174
Genting Plantations Bhd	46	110
HAP Seng Consolidated Bhd	115	197

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Hartalega Holdings Berhad	249	974
Hong Leong Bank Bhd	98	356
Hong Leong Financial Group Bhd	28	97
IHH Healthcare Berhad	345	431
IOI Corporation Berhad	374	402
Kossan Rubber Industries Bhd	95	315
Kuala Lumpur Kepong Bhd	65	358
Kumpulan Sime Darby Berhad	316	191
Malayan Banking Berhad	578	1,006
Malaysia Airports Holdings Bhd	183	209
Maxis Communications Berhad	394	483
MISC Bhd	197	357
Nestle Bhd	9	292
Petronas Chemicals Group Berhad	364	494
Petronas Dagangan Bhd	48	229
Petronas Gas Bhd	123	489
PPB Group Bhd	98	447
Press Metal Aluminium (Australia) Pty Ltd	258	319
Public Bank Berhad	455	1,719
QL Resources Berhad	120	284
RHB Bank Bhd	240	264
Sime Darby Plantation Berhad	334	405
Supermax Corporation Berhad (a)	231	472
Telekom Malaysia Bhd	176	175
Tenaga Nasional Bhd	346	877
Top Glove Corporation Bhd	738	1,481
Westports Holdings Berhad	128	119
YTL Corp. Bhd	597	98
		16,839
Mexico 1.7%
Alfa SAB de CV - Class A	401	248
America Movil SAB de CV - Class L	5,208	3,269
Arca Continental S.A.B. de C.V.	60	261
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	492	389
Becle, S.A. de C.V.	83	170
Cemex SAB de CV - Series A (b)	2,333	884
Coca-Cola FEMSA, S.A.B. de C.V. (b)	75	304
Fomento Economico Mexicano SAB de CV	303	1,707
Gruma SAB de CV - Class B	30	338
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B (b)	62	501
Grupo Aeroportuario del Sureste SAB de CV - Class B (a)	29	339
Grupo Bimbo SAB de CV - Class A	243	455
Grupo Carso SAB de CV - Class A-1 (b)	73	150
Grupo Financiero Banorte SAB de CV - Class O (a)	403	1,397
Grupo Financiero Inbursa, S.A.B. de C.V. - Class O (a)	339	264
Grupo Mexico SAB de CV - Class B	474	1,206
Grupo Televisa S.A.B. (a) (b) (e)	348	430
Industrias Penoles SAB de CV (b)	18	283
Infraestructura Energetica Nova, S.A.B. de C.V. - Class I	81	246
Kimberly-Clark de Mexico SAB de CV - Class A	233	370
Megacable Holdings, SAB de CV (b)	46	131
Orbia Advance Corporation, S.A.B. de C.V. (b)	136	238
Promotora y Operadora de Infraestructura SAB de CV (a)	44	309
Southern Copper Corporation	14	653
Wal - Mart de Mexico, S.A.B. de C.V.	818	1,963
		16,505
Indonesia 1.2%
Bank Mandiri Persero Tbk PT	3,007	1,005
Bank Negara Indonesia Persero Tbk PT	1,056	316
Bank Rakyat Indonesia Persero Tbk PT	8,712	1,787
Charoen Pokphand Indonesia Tbk PT	1,122	430
Gudang Garam Tbk PT (a)	67	181
Hanjaya Mandala Sampoerna Tbk PT	1,218	115
Indofood Sukses Makmur Tbk	607	292
PT Adaro Energy Tbk	2,738	210
PT Astra International Tbk	3,078	926
PT Barito Pacific Tbk (a)	4,833	258
PT Indah Kiat Pulp & Paper Tbk	344	209
PT Indocement Tunggal Prakarsa Tbk	234	165
PT Indofood Sukses Makmur Tbk	406	275
PT Kalbe Farma Tbk	2,908	303
PT Perusahaan Gas Negara TBK	2,297	144
PT XL Axiata Tbk.	420	57
PT. ACE Hardware Indonesia, Tbk.	993	107
PT. Bank Central Asia Tbk	1,515	2,764
Semen Gresik Persero Tbk PT	408	253
Telekomunikasi Indonesia (Persero), PT TBK - Class B	7,584	1,307
Unilever Indonesia Tbk PT	1,199	654
United Tractors Tbk PT	228	350
		12,108
Qatar 0.8%
Barwa Real Estate Company Q.P.S.C	288	274
Commercial Bank of Qatar QSC	317	351
Industries Qatar QSC	271	727
Masraf Al Rayan (Q.P.S.C.)	616	696
Mesaieed Petrochemical Holding Company Q.S.C.	647	366
Ooredoo QSC	122	224
Qatar Electricity & Water Co.	85	390
Qatar Fuel Company Q.P.S.C. (WOQOD)	68	328
Qatar International Islamic Bank	126	288
Qatar Islamic Bank SAQ	175	783
Qatar National Bank	687	3,399
		7,826
Philippines 0.7%
Aboitiz Equity Ventures Inc.	293	280
Aboitiz Power Corporation	233	123
Ayala Corporation	43	611
Ayala Land Inc.	1,227	753
Bank of the Philippine Islands	153	203
BDO Unibank, Inc.	299	535
Globe Telecom Inc.	5	215
GT Capital Holdings, Inc.	19	149
International Container Terminal Services Inc.	131	297
JG Summit Holdings Inc.	449	560
Jollibee Foods Corp.	77	232
Manila Electric Company	31	175
Megaworld Corp. (a)	1,847	113
Metro Pacific Investments Corporation	2,401	174
Metropolitan Bank & Trust Co.	194	153
PLDT Inc.	12	329
Puregold Price Club, Inc.	147	149
Robinsons Land Corp.	224	66
SM Investments Corp	39	718
SM Prime Holdings Inc.	1,649	1,002
Universal Robina Corp.	129	357
		7,194
Poland 0.6%
"Dino Polska" Spolka Akcyjna (a)	7	404
Bank Pekao SA (a)	28	370
CD Projekt SA (a)	11	1,152
Cyfrowy Polsat S.A.	48	333
Grupa LOTOS S.A.	7	65
KGHM Polska Miedz SA (a)	22	666
LPP SA (a)	—	328
mBank	2	100
PGE Polska Grupa Energetyczna S.A. (a)	162	269
Polski Koncern Naftowy Orlen S.A.	45	535
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	230	300
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna (a)	129	709
Powszechny Zaklad Ubezpieczen Spolka Akcyjna (a)	102	657
Santander Bank Polska SA (a)	5	170
Telekomunikacja Polska SA (a)	99	176
		6,234
United Arab Emirates 0.6%
Abu Dhabi Commercial Bank PJSC	432	666
ALDAR Properties PJSC	584	321
Dubai Islamic Bank PJSC	237	279
Emaar Malls PJSC (a)	434	176
Emaar Properties PJSC (a)	502	382

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Emirates NBD Bank PJSC	390	1,132
Emirates Telecommunications Group Co. PJSC	265	1,202
First Abu Dhabi Bank PJSC	433	1,325
		5,483
Chile 0.4%
Aguas Andinas SA - Class A	481	135
Banco de Chile	7,396	566
Banco de Credito e Inversiones	8	250
Banco Santander-Chile	10,526	366
Cencosud S.A.	204	300
Cencosud Shopping S.A.	90	129
Cia Cervecerias Unidas SA	25	163
Colbun SA	1,234	200
Empresas CMPC SA	173	364
Empresas COPEC SA	61	468
Enel Americas SA	5,065	659
Enel Chile S.A.	3,567	250
ENTEL Chile SA	26	164
S.A.C.I. Falabella	112	331
		4,345
Turkey 0.4%
Akbank Turk Anonim Sirketi (a)	439	293
Anadolu Efes Biracilik Ve Malt Sanayii Anonim Sirketi	35	95
Aselsan Inc. - Class B	125	314
BIM Birlesik Magazalar A.S.	67	601
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi	177	217
Ford Otomotiv Sanayi Anonim Sirketi	13	152
Haci Omer Sabanci Holding A.S.	124	134
Koc Holding A.S.	106	202
Turk Hava Yollari A.O. (a)	105	143
Turkcell Iletisim Hizmetleri Anonim Sirketi	195	385
Turkiye Garanti Bankasi A.S. (a)	376	345
Turkiye Is Bankasi Anonim Sirketi - Class C (a)	257	179
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras (a)	15	154
Turkiye Sise ve Cam Fabrikalari A.S.	211	200
Yapi ve Kredi Bankasi A.S. (a)	430	119
		3,533
Hungary 0.2%
Chemical Works of Gedeon Richter Plc.	22	468
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag (a)	62	339
OTP Bank Plc (a)	34	1,016
		1,823
Peru 0.2%
Cia de Minas Buenaventura SA - ADR	28	345
Credicorp Ltd.	10	1,282
		1,627
Luxembourg 0.1%
Globant S.A. (a)	6	1,004
Reinet Investments S.C.A.	20	352
		1,356
Greece 0.1%
Hellenic Duty Free Shops S.A. (a) (c)	9	—
Hellenic Telecommunications Organization SA	36	518
Jumbo S.A.	14	245
Motor Oil Hellas Corinth Refineries SA	11	134
OPAP SA	32	308
		1,205
Colombia 0.1%
Bancolombia SA	25	156
Ecopetrol S.A.	764	378
Grupo de Inversiones Suramericana S.A.	44	235
Interconexion Electrica SA	60	322
		1,091
Egypt 0.1%
Commercial International Bank Egypt SAE	230	971
Eastern Tobacco Co.	68	52
El Sewedy Electric Company	1	1
		1,024
Czech Republic 0.1%
CEZ A/S	28	530
Komercni Banka A/S (a) (b)	10	201
MONETA Money Bank, a.s. (b)	76	175
		906
Pakistan 0.0%
Habib Bank Limited	120	95
MCB Bank Ltd.	66	69
Oil & Gas Development Co. Ltd.	115	72
		236
Singapore 0.0%
BOC Aviation Limited	33	227
Romania 0.0%
New Europe Property Investments PLC	52	213
Argentina 0.0%
Telecom Argentina SA - Class B - ADR	10	67
YPF Sociedad Anonima - Class D - ADR (a)	32	112
		179
Total Common Stocks (cost $833,435)		961,560
PREFERRED STOCKS 2.0%
Brazil 1.2%
Banco Bradesco S.A. (e)	689	2,390
Braskem S.A - Series A	37	138
Centrais Eletricas Brasileiras SA - Series B	49	275
Companhia Energetica de Minas Gerais Cemig	151	270
Companhia Paranaense de Energia Copel - Series B	14	158
Gerdau SA	175	650
Itau Unibanco Holding S.A. (e)	750	3,016
Itausa - Investimentos Itau SA	656	1,032
Lojas Americanas SA (e)	146	731
Petroleo Brasileiro S/A Petrobras. (e)	733	2,566
Telefonica Brasil S.A.	64	498
		11,724
South Korea 0.7%
Amorepacific Corporation	2	77
Hyundai Motor Co.	4	253
Hyundai Motor Co.	5	373
LG Chem Ltd.	1	303
LG Household & Health Care Ltd.	—	211
Samsung Electronics Co. Ltd.	125	5,402
		6,619
Chile 0.1%
Embotelladora Andina SA - Series B	61	134
Sociedad Quimica y Minera de Chile SA - Series B	17	557
		691
Russian Federation 0.0%
Public Joint Stock Society "Surgutneftegaz"	1,115	564
Colombia 0.0%
Bancolombia SA	84	542
Total Preferred Stocks (cost $26,279)		20,140
WARRANTS 0.0%
Thailand 0.0%
Minor International Public Company Limited (a)	19	4
Srisawad Corporation Public Company Limited (a) (b)	5	7
Total Warrants (cost $0)		11
RIGHTS 0.0%
China 0.0%
Legend Holdings Corporation (a) (f)	7	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 2.5%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (g) (h)	12,465	12,465
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (g) (h)	10,329	10,329

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
U.S. Treasury Bill 0.2%
Treasury, United States Department of
0.10%, 02/25/21 (i) (j)	1,848	1,847
Total Short Term Investments (cost $24,641)		24,641
Total Investments 100.9% (cost $884,355)		1,006,352
Other Derivative Instruments 0.0%		276
Other Assets and Liabilities, Net (0.9)%		(9,713)
Total Net Assets 100.0%		996,915

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Convertible security.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) The coupon rate represents the yield to maturity.

JNL/Mellon Emerging Markets Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
China Education Group Holdings Limited	05/28/19	147	170	—
Greentown Services Group Co Ltd	08/31/18	147	231	—
Poly Property Services Co., Ltd.	05/29/20	197	136	—
Postal Savings Bank of China Co., Ltd. - Class H	05/31/18	966	663	0.1
Public Joint Stock Society "Fosagro"	05/31/16	279	233	—
Public Joint Stock Society "Magnit"	08/09/16	1,909	855	0.1
Public Joint Stock Society "Novatek"	08/16/16	1,658	1,892	0.2
X5 Retail Group N.V.	05/31/18	572	740	0.1
Zhenro Properties Group Limited	11/13/19	144	138	—
		6,019	5,058	0.5

JNL/Mellon Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	312	December 2020	17,058	276	(77)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.6%
Energy 99.5%
Antero Midstream Corporation (a)	282	1,516
Antero Resources Corporation (a) (b)	235	646
Apache Corporation	380	3,599
Archrock, Inc.	131	704
Baker Hughes, a GE Company, LLC - Class A	661	8,784
Bonanza Creek Energy, Inc. (b)	17	318
Brigham Minerals, Inc. - Class A	41	368
Cabot Oil & Gas Corp.	401	6,953
Cactus Inc. - Class A	47	897
ChampionX Corporation (b)	185	1,477
Cheniere Energy, Inc. (b)	229	10,585
Chevron Corporation	1,881	135,457
Cimarex Energy Co.	102	2,470
Clean Energy Fuels Corp. (b)	157	390
CNX Resources Corporation (b)	224	2,114
Concho Resources Inc.	197	8,706
ConocoPhillips	1,081	35,514
Continental Resources Inc. (a)	88	1,080
Core Laboratories N.V.	45	685
CVR Energy, Inc.	30	377
Delek US Holdings, Inc.	77	853
Devon Energy Corporation	384	3,628
Diamond S Shipping Inc. (b)	24	164
Diamondback Energy, Inc.	158	4,750
DMC Global Inc.	15	497
Dorian LPG Ltd. (b)	41	325
Dril-Quip Inc. (b)	35	863
Enlink Midstream, LLC	278	654
EOG Resources, Inc.	587	21,107
EQT Corporation	259	3,353
Equitrans Midstream Corp.	417	3,526
Exxon Mobil Corporation	4,261	146,269
Frank's International N.V. (b)	100	154
Gulfport Energy Corporation (a) (b)	134	71
Halliburton Company	886	10,682
Helix Energy Solutions Group, Inc. (b)	132	319
Helmerich & Payne Inc.	109	1,590
Hess Corporation	279	11,432
HollyFrontier Corp.	154	3,025
International Seaways, Inc.	25	371
Kinder Morgan, Inc.	2,053	25,316
Kosmos Energy Ltd.	414	403
Liberty Oilfield Services Inc. - Class A	64	511
Magnolia Oil & Gas Corp. - Class A (b)	119	616
Marathon Oil Corporation	786	3,217
Marathon Petroleum Corporation	656	19,254
Matador Resources Co. (a) (b)	107	884
Matrix Service Co. (b)	29	243
Murphy Oil Corporation (a)	143	1,274
National Oilwell Varco, Inc.	393	3,564
NexTier Oilfield Solutions Inc. (b)	167	308
Noble Energy, Inc.	482	4,125
Northern Oil and Gas Incorporated (a) (b)	22	127
Occidental Petroleum Corporation	902	9,033
Oceaneering International, Inc. (b)	100	353
ONEOK, Inc.	444	11,522
Ovintiv Canada ULC (a)	266	2,167
Par Pacific Holdings, Inc. (b)	37	251
Parsley Energy Inc. - Class A	301	2,813
Patterson-UTI Energy Inc.	183	522
PBF Energy Inc. - Class A	104	589
PDC Energy, Inc. (b)	96	1,193
Peabody Energy Corp.	74	170
Phillips 66	441	22,838
Pioneer Natural Resources Co.	166	14,280
Plains GP Holdings, L.P. - Class A (b)	175	1,064
Propetro Holding Corp. (b)	89	361
Range Resources Corporation	236	1,564
Rattler Midstream LP	40	238
Reg Biofuels, LLC (a) (b)	40	2,122
REX Stores Corp. (b)	6	391
RPC Inc. (b)	47	124
Schlumberger Ltd.	1,400	21,787
SEACOR Holdings Inc. (b)	19	558
Select Energy Services, Inc. - Class A (b)	54	208
Southwestern Energy Co. (b)	593	1,394
Talos Energy Inc. (a) (b)	25	162
Targa Resources Corp.	233	3,264
TechnipFMC PLC	423	2,668
Tellurian Investments Inc. (a) (b)	260	207
Texas Pacific Land Trust	6	2,792
The Williams Companies, Inc.	1,224	24,049
Transocean Ltd. (a) (b)	596	481
Valero Energy Corporation	412	17,826
Viper Energy Partners LP	64	481
W&T Offshore, Inc. (a) (b)	109	196
World Fuel Services Corp.	63	1,337
WPX Energy, Inc. (b)	429	2,103
		647,223
Consumer Discretionary 0.1%
Arch Restaurants, Inc. - Class A (a)	15	625
Total Common Stocks (cost $1,302,409)		647,848
SHORT TERM INVESTMENTS 1.2%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	4,708	4,708
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	2,356	2,356
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	545	545
Total Short Term Investments (cost $7,609)		7,609
Total Investments 100.8% (cost $1,310,018)		655,457
Other Derivative Instruments (0.0)%		(8)
Other Assets and Liabilities, Net (0.8)%		(4,928)
Total Net Assets 100.0%		650,521

(a) All or a portion of the security was on loan as of September 30, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	90	December 2020	3,009	(8)	(221)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Equity Income Fund
COMMON STOCKS 98.6%
Financials 27.7%
Ally Financial Inc.	59	1,471
Assurant, Inc.	30	3,677
Bank of America Corporation	91	2,186
Berkshire Hathaway Inc. - Class B (a)	28	6,017
Capital One Financial Corporation	39	2,835
Chubb Limited	23	2,616
Essent Group Ltd.	25	928
JPMorgan Chase & Co.	84	8,109
LPL Financial Holdings Inc.	20	1,536
Morgan Stanley	102	4,927
Reinsurance Group of America, Incorporated	10	911
The Charles Schwab Corporation	36	1,295
The Goldman Sachs Group, Inc.	25	5,017
The PNC Financial Services Group, Inc.	9	945
Truist Financial Corporation	24	926
U.S. Bancorp	46	1,637
Voya Financial, Inc.	76	3,640
Willis Towers Watson Public Limited Company	7	1,528
		50,201
Health Care 12.9%
AbbVie Inc.	36	3,183
Anthem, Inc.	9	2,384
Becton, Dickinson and Company	13	3,001
Bristol-Myers Squibb Company	40	2,406
CVS Health Corporation	17	978
Eli Lilly & Co.	7	1,060
Humana Inc.	6	2,511
Medtronic Public Limited Company	59	6,082
Merck & Co., Inc.	10	818
Thermo Fisher Scientific Inc.	2	964
		23,387
Industrials 12.6%
Carrier Global Corporation	89	2,720
Eaton Corporation Public Limited Company	51	5,222
FedEx Corporation	4	1,066
L3Harris Technologies, Inc.	20	3,428
Northrop Grumman Systems Corp.	2	797
Otis Worldwide Corporation	20	1,232
Quanta Services, Inc.	49	2,615
Trane Technologies Public Limited Company	14	1,746
Union Pacific Corporation	20	3,964
		22,790
Information Technology 10.1%
Applied Materials, Inc.	32	1,897
Cisco Systems, Inc.	35	1,376
Corning Incorporated	94	3,037
Dolby Laboratories, Inc.	21	1,407
Intel Corporation	37	1,916
International Business Machines Corporation	11	1,376
Microchip Technology Incorporated	12	1,276
NXP Semiconductors N.V.	22	2,755
Qualcomm Incorporated	27	3,182
		18,222
Materials 8.5%
CF Industries Holdings Inc.	120	3,688
Dow Inc.	18	871
Freeport-McMoRan Inc. - Class B	298	4,668
Louisiana-Pacific Corp.	57	1,669
Vulcan Materials Co.	33	4,412
		15,308
Utilities 6.6%
Clearway Energy, Inc. - Class C	52	1,406
Exelon Corporation	57	2,046
FirstEnergy Corp.	32	909
Nextera Energy Partners, LP (b)	37	2,226
PPL Corporation	194	5,272
		11,859
Consumer Discretionary 6.1%
General Motors Company	121	3,578
Las Vegas Sands Corp.	52	2,411
Lennar Corporation - Class A	33	2,687
Lowe`s Companies, Inc.	5	916
VF Corp.	20	1,432
		11,024
Energy 5.7%
Cabot Oil & Gas Corp.	46	803
ConocoPhillips	35	1,149
Hess Corporation	65	2,645
Marathon Petroleum Corporation	101	2,950
Phillips 66	31	1,591
Pioneer Natural Resources Co.	14	1,191
		10,329
Communication Services 3.7%
Alphabet Inc. - Class A (a)	3	4,196
Comcast Corporation - Class A	24	1,112
Vodafone Group Public Limited Company - ADR	109	1,459
		6,767
Consumer Staples 3.5%
Archer-Daniels-Midland Company	54	2,494
PepsiCo, Inc.	10	1,332
Philip Morris International Inc.	34	2,533
		6,359
Real Estate 1.2%
Lamar Advertising Co. - Class A	12	815
Weyerhaeuser Company	48	1,372
		2,187
Total Common Stocks (cost $185,051)		178,433
SHORT TERM INVESTMENTS 0.2%
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	179	179
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	147	147
Total Short Term Investments (cost $326)		326
Total Investments 98.8% (cost $185,377)		178,759
Other Assets and Liabilities, Net 1.2%		2,177
Total Net Assets 100.0%		180,936

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.5%
Financials 98.5%
1st Source Corporation	5	160
Affiliated Managers Group, Inc.	14	940
AFLAC Incorporated	197	7,178
Alleghany Corporation	4	2,153
Allegiance Bancshares, Inc.	6	133
Ally Financial Inc.	109	2,721
Altabancorp	5	91
Amalgamated Bank - Class A	3	34
Ambac Financial Group, Inc. (a)	13	171
Amerant Bancorp Inc. (a)	6	59
American Equity Investment Life Holding Company	28	607
American Express Company	199	19,913
American Financial Group, Inc.	22	1,473
American International Group, Inc.	249	6,868
American National Group, Inc.	2	151
Ameriprise Financial, Inc.	35	5,455
Ameris Bancorp	19	432
Amerisafe, Inc.	6	342
Annaly Capital Management, Inc.	417	2,970
AON Public Limited Company	67	13,832
Apollo Global Management, Inc.	50	2,232
Arch Capital Group Ltd. (a)	118	3,443
Ares Management Corporation - Class A	29	1,176
Argo Group International Holdings, Ltd.	10	340
Arrow Financial Corporation	5	118
Arthur J Gallagher & Co.	55	5,795
Artisan Partners Asset Management Inc. - Class A	16	642
Assetmark Financial Holdings, Inc. (a)	6	131
Associated Banc-Corp	43	548
Associated Capital Group Inc. - Class A	1	19
Assurant, Inc.	17	2,091
Assured Guaranty Ltd.	25	527
Athene Holding Ltd - Class A (a)	37	1,247
Atlantic Capital Bancshares, Inc. (a)	5	59
Atlantic Union Bank	24	505
AXIS Capital Holdings Limited	24	1,065
Axos Financial, Inc. (a)	16	367
B. Riley & Co., LLC	5	126
Banc of California, Inc.	15	151
BancFirst Corporation (b)	6	226
BancorpSouth Bank	31	608
Bank First National (b)	2	109
Bank of America Corporation	2,268	54,645
Bank of Hawaii Corporation	12	613
Bank of Marin Bancorp	3	90
Bank OZK	35	741
BankUnited, Inc.	27	602
Banner Corporation	11	342
Bar Harbor Bankshares	4	85
Berkshire Hathaway Inc. - Class B (a)	404	86,047
Berkshire Hills Bancorp, Inc.	14	138
BGC Partners, Inc. - Class A	86	207
BlackRock, Inc.	44	24,944
Blackstone Mortgage Trust, Inc. - Class A	38	826
Blucora, Inc. (a)	13	123
BOK Financial Corporation	9	457
Boston Private Financial Holdings Inc.	25	140
Bridge Bancorp Inc.	6	97
Brighthouse Financial, Inc. (a)	28	754
Brightsphere Investment Group Inc.	19	244
Brookline Bancorp, Inc.	22	194
Brown & Brown Inc.	70	3,186
Bryn Mawr Bank Corp.	6	160
Byline Bancorp, Inc.	9	97
Cadence Bancorporation - Class A	39	333
Camden National Corp.	5	144
Cannae Holdings, Inc. (a)	24	888
Capital City Bank Group Inc.	4	70
Capital One Financial Corporation	133	9,527
Capitol Federal Financial	39	363
Cathay General Bancorp	23	499
Cboe Global Markets, Inc.	32	2,802
CBTX, Inc.	7	108
Central Pacific Financial Corp.	9	116
Century Bancorp Inc. - Class A	1	61
Chubb Limited	131	15,210
Cincinnati Financial Corporation	45	3,470
CIT Group Inc.	29	520
Citigroup Inc.	605	26,061
Citizens Financial Group Inc.	124	3,142
Citizens Inc. - Class A (a) (b)	12	68
City Holdings Co.	5	280
CME Group Inc.	104	17,414
CNB Financial Corp.	4	63
CNO Financial Group, Inc.	42	678
Cohen & Steers, Inc.	7	389
Columbia Banking System Inc.	21	492
Columbia Financial, Inc. (a)	16	178
Comerica Inc.	40	1,533
Commerce Bancshares Inc. (b)	29	1,619
Community Bank System Inc.	15	837
Community Trust Bancorp Inc.	5	149
ConnectOne Bancorp, Inc.	10	136
Cowen Inc. - Class A	7	114
Crawford & Co. - Class A	5	35
Credit Acceptance Corp. (a) (b)	3	984
Crossfirst Bankshares Inc. (a)	14	118
Cullen/Frost Bankers Inc. (b)	17	1,106
Customers Bancorp, Inc. (a)	9	104
CVB Financial Corp.	37	609
Diamond Hill Investment Group, Inc.	1	102
Dime Community Bancshares Inc.	10	110
Discover Financial Services	89	5,169
Donegal Group Inc. - Class A	4	62
Dynex Capital, Inc. (b)	7	102
E*TRADE Financial Corp.	64	3,192
Eagle Bancorp Inc.	9	246
East West Bancorp, Inc.	41	1,340
Eaton Vance Corp.	34	1,287
eHealth, Inc. (a)	6	493
Ellington Financial Inc.	13	157
Employer Holdings Inc.	9	275
Encore Capital Group, Inc. (a)	8	309
Enova International, Inc. (a)	8	126
Enstar Group Limited (a)	3	548
Enterprise Financial Services Corp.	7	191
Equitable Holdings, Inc.	118	2,153
Equity Bancshares, Inc. - Class A (a)	5	75
Erie Indemnity Company - Class A	7	1,573
Essent Group Ltd.	33	1,205
Evercore Inc. - Class A	12	780
Everest Re Group, Ltd.	12	2,297
EZCORP, Inc. - Class A (a)	15	78
FactSet Research Systems Inc.	11	3,681
FB Financial Corporation	9	234
FBL Financial Group, Inc. - Class A	3	165
Federal Agricultural Mortgage Corporation - Class C	2	157
Federated Investors, Inc. - Class B	28	602
Fidelity National Financial, Inc.	80	2,510
Fifth Third Bancorp	208	4,432
Financial Institutions Inc.	5	75
First American Financial Corporation	32	1,643
First Bancorp.	9	194
First Bancorp.	62	326
First Bancshares Inc.	6	117
First Busey Corporation	15	235
First Citizens BancShares, Inc. - Class A	2	480
First Commonwealth Financial Corporation	28	215
First Community Bancshares, Inc.	4	81
First Financial Bancorp.	30	365
First Financial Bankshares, Inc. (b)	37	1,023
First Financial Corporation	3	106
First Foundation Inc.	12	150
First Hawaiian, Inc.	39	567
First Horizon National Corporation (b)	161	1,514

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
First Interstate BancSystem, Inc. - Class A	13	410
First Merchants Corporation	16	369
First Mid Bancshares, Inc.	4	103
First Midwest Bancorp, Inc.	31	338
First Republic Bank	50	5,436
FirstCash, Inc.	12	685
Flagstar Bancorp, Inc.	12	366
Flushing Financial Corp.	9	93
FNB Corp.	96	651
Focus Financial Partners Inc. - Class A (a)	8	251
Franklin Resources Inc.	87	1,772
Freedom Holding Corp. (a) (b)	5	122
Fulton Financial Corp.	49	455
GBLI Holdings, LLC - Class A	2	40
Genworth Financial, Inc. - Class A (a)	149	499
German American Bancorp Inc.	7	198
Glacier Bancorp, Inc.	27	878
Globe Life Inc.	29	2,348
Goosehead Insurance, Inc. - Class A	4	334
Granite Point Mortgage Trust Inc.	16	114
Great Southern Bancorp Inc.	3	125
Great Western Bancorp Inc.	16	201
Green Dot Corporation - Class A (a)	15	747
Greenlight Capital Re, Ltd. - Class A (a) (b)	10	64
Hamilton Lane Inc. - Class A	7	460
Hancock Whitney Co.	25	471
Hanmi Financial Corp.	10	80
Hanover Insurance Group Inc.	11	1,006
HarborOne Bancorp, Inc.	15	125
HCI Group, Inc.	2	108
Heartland Financial USA, Inc.	10	297
Heritage Commerce Corp.	16	107
Heritage Financial Corporation	11	202
Heritage Insurance Holdings, Inc.	7	70
Hilltop Holdings Inc.	19	399
Home BancShares, Inc.	46	697
HomeStreet, Inc.	7	173
HomeTrust Bancshares Inc.	6	84
Hope Bancorp, Inc.	36	270
Horace Mann Educators Corp.	12	394
Horizon Bancorp Inc.	12	123
Houlihan Lokey Inc. - Class A	14	855
Huntington Bancshares Incorporated	295	2,707
Independence Holding Co.	2	68
Independence Holdings, LLC	23	732
Independent Bank Corp.	6	78
Independent Bank Corp.	10	523
Independent Bank Group, Inc.	11	466
Interactive Brokers Group, Inc.	21	1,033
Intercontinental Exchange, Inc.	159	15,890
International Bancshares Corporation	16	417
Invesco Ltd.	115	1,316
Investors Bancorp, Inc.	68	495
James River Group, Inc.	9	392
Janus Henderson Group PLC	45	975
Jefferies Financial Group Inc.	66	1,196
JPMorgan Chase & Co.	885	85,233
K.K.R. Co., Inc.	147	5,043
Kearny Financial Corp	24	176
Kemper Corp.	18	1,190
KeyCorp	284	3,390
Kinsale Capital Group, Inc.	6	1,173
Ladder Capital Corp - Class A	31	219
Lakeland Bancorp Inc.	15	152
Lakeland Financial Corp.	7	297
LendingClub Corporation (a) (b)	20	94
LendingTree, Inc. (a) (b)	2	701
Lincoln National Corporation	56	1,748
Live Oak Bancshares, Inc.	7	179
Loews Corp.	74	2,564
LPL Financial Holdings Inc.	23	1,746
Luther Burbank Corporation	6	48
M&T Bank Corporation	37	3,447
Markel Corporation (a)	4	3,895
MarketAxess Holdings Inc.	11	5,333
Marsh & McLennan Companies, Inc.	148	16,986
MBIA Inc. (a)	16	100
Mercantile Bank Corp.	4	74
Merchants Bancorp, Inc.	3	59
Mercury General Corp.	8	341
Meridian Bancorp, Inc.	13	136
Meta Financial Group, Inc.	10	197
MetLife, Inc.	224	8,311
MFA Financial, Inc.	134	359
MGIC Investment Corp.	97	860
Midland States Bancorp Inc.	8	97
MidWestOne Financial Group Inc.	4	77
Moelis & Company LLC - Class A	16	557
Moody's Corp.	49	14,192
Morgan Stanley	343	16,583
Morningstar Inc.	7	1,076
Mr. Cooper Group Inc. (a)	22	496
MSCI Inc.	25	8,829
NASDAQ Inc.	34	4,115
National Bank Holdings Corp. - Class A	9	237
National General Holdings Corp.	20	668
National Western Life Group Inc. - Class A	1	145
Navient Corporation	56	470
NBT Bancorp Inc.	13	345
Nelnet, Inc. - Class A	6	338
New York Community Bancorp Inc.	136	1,128
Nicolet Bankshares, Inc. (a)	3	140
NMI Holdings Inc. - Class A (a)	23	418
Northern Trust Corp.	58	4,500
Northfield Bancorp Inc.	13	121
Northwest Bancshares Inc.	37	341
OceanFirst Financial Corp.	17	234
OFG Bancorp	15	183
Old National Bancorp	47	590
Old Republic International Corp.	84	1,239
Origin Bancorp, Inc.	6	128
Pacific Premier Bancorp, Inc.	25	506
PacWest Bancorp	34	574
Palomar Holdings, Inc. (a)	5	518
Park National Corp.	4	345
Peapack Gladstone Financial Corp.	5	81
PennyMac Financial Services, Inc.	19	1,076
Peoples Bancorp Inc.	6	114
People's United Financial Inc.	121	1,249
Pinnacle Financial Partners, Inc.	22	773
Piper Jaffray Cos.	5	357
PJT Partners Inc. - Class A (b)	6	355
Popular Inc.	26	927
Preferred Bank (b)	4	132
Premier Financial Corporation	11	173
Primerica, Inc.	12	1,365
Principal Financial Group, Inc.	79	3,182
ProAssurance Corporation	16	252
Progressive Corp.	170	16,081
Prosight Global, Inc. (a)	3	36
Prosperity Bancshares Inc.	27	1,382
Provident Financial Services, Inc.	20	240
Prudential Financial Inc.	114	7,269
QCR Holdings, Inc.	5	133
Radian Group Inc.	55	797
Raymond James Financial Inc.	36	2,611
Regions Financial Corporation	277	3,192
Reinsurance Group of America, Incorporated	20	1,866
RenaissanceRe Holdings Ltd	15	2,472
Renasant Corporation	17	382
Republic Bancorp Inc. - Class A	3	77
RLI Corp.	11	961
S&P Global Inc.	70	25,224
S&T Bancorp Inc.	11	200
Safety Insurance Group, Inc.	5	315
Sandy Spring Bancorp Inc.	13	291
Seacoast Banking Corp. of Florida (a)	15	261
SEI Investments Co.	36	1,841
Selective Insurance Group Inc.	17	893
ServisFirst Bancshares, Inc.	13	446

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Signature Bank	16	1,290
Simmons First National Corp. - Class A	31	488
SLM Corporation	101	815
South State Corp.	21	998
Southside Bancshares, Inc.	9	231
State Auto Financial Corp.	4	60
State Street Corporation	102	6,046
Sterling Bancorp	58	607
Stewart Information Services Corp.	8	358
Stifel Financial Corp.	20	1,030
Stock Yards Bancorp Inc.	6	205
StoneX Group Inc. (a) (b)	5	237
SVB Financial Group (a)	15	3,597
Synchrony Financial	153	4,013
Synovus Financial Corp.	43	904
T. Rowe Price Group, Inc.	66	8,456
TCF Financial Corporation	45	1,040
TD Ameritrade Holding Corporation	78	3,069
Texas Capital Bancshares, Inc. (a)	15	475
TFS Financial Corporation	18	260
The Allstate Corporation	91	8,571
The Bancorp, Inc. (a)	15	126
The Bank of New York Mellon Corporation (c)	231	7,930
The Blackstone Group Inc.	195	10,182
The Carlyle Group, Inc.	41	1,013
The Charles Schwab Corporation	337	12,227
The First of Long Island Corporation	6	86
The Goldman Sachs Group, Inc.	95	19,059
The Hartford Financial Services Group, Inc.	104	3,832
The PNC Financial Services Group, Inc.	123	13,529
The PRA Group, Inc. (a)	13	521
The Travelers Companies, Inc.	73	7,928
Third Point Reinsurance Ltd. (a)	25	172
Tompkins Financial Corp.	4	216
TowneBank	22	365
TPG RE Finance Trust, Inc.	13	109
Tradeweb Markets Inc. - Class A	24	1,402
Trico Bancshares	8	198
Tristate Capital Holdings, Inc. (a)	6	82
Triumph Bancorp, Inc. (a)	6	198
Truist Financial Corporation	391	14,877
Trupanion Inc. (a) (b)	9	692
TrustCo Bank Corp.	30	156
Trustmark Corp.	18	378
Two Harbors Investment Corp.	81	414
U.S. Bancorp	393	14,102
UMB Financial Corp.	13	661
Umpqua Holdings Corp.	65	690
United Bankshares Inc.	39	831
United Community Banks, Inc.	24	401
United Fire Group Inc.	7	140
United Insurance Holdings Corp.	6	38
Universal Insurance Holdings, Inc. (b)	9	119
Univest Financial Corporation	9	123
Unum Group	59	992
Valley National Bancorp	114	778
Veritex Holdings Inc.	13	228
Victory Capital Holdings, Inc. - Class A (b)	4	71
Virtu Financial Inc. - Class A	18	405
Virtus Partners, Inc.	2	303
Voya Financial, Inc.	36	1,744
W. R. Berkley Corporation	42	2,547
Waddell & Reed Financial Inc. - Class A (b)	18	273
Walker & Dunlop, Inc.	9	451
Washington Federal Inc.	21	443
Washington Trust Bancorp, Inc.	5	140
Waterstone Financial, Inc.	6	98
Watford Holdings Ltd. (a)	4	95
Webster Financial Corp.	26	676
Wells Fargo & Company	1,131	26,592
WesBanco Inc.	20	433
Westamerica Bancorp	8	417
Western Alliance Bancorp	28	892
White Mountains Insurance Group Ltd	1	728
Willis Towers Watson Public Limited Company	37	7,789
Wintrust Financial Corporation	17	691
WisdomTree Investments, Inc.	36	116
World Acceptance Corp. (a) (b)	1	153
WSFS Financial Corp.	15	415
Zions Bancorp	48	1,409
		926,383
Real Estate 1.0%
AGNC Investment Corp.	161	2,239
Apollo Commercial Real Estate Finance, Inc.	44	398
Arbor Realty Trust, Inc. (b)	31	360
Ares Commercial Real Estate Corporation	8	76
ARMOUR Residential REIT, Inc.	19	180
Broadmark Realty Capital Inc. (b)	36	359
Capstead Mortgage Corporation	26	149
Chimera Investment Corporation	55	448
Colony Credit Real Estate, Inc. - Class A	25	121
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21	907
Invesco Mortgage Capital Inc. (b)	57	153
KKR Real Estate Finance Trust Inc.	9	155
New Residential Investment Corp.	121	959
New York Mortgage Trust Inc. (b)	106	270
PennyMac Mortgage Investment Trust	29	474
Ready Capital Corporation	11	120
Redwood Trust Inc. (b)	35	265
Starwood Property Trust, Inc.	83	1,258
		8,891
Total Common Stocks (cost $943,052)		935,274
RIGHTS 0.0%
First Eagle Private Credit, LLC (a) (d)	5	—
Total Rights (cost $1)		—
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (e)	4,136	4,136
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (e)	3,650	3,650
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (f) (g)	897	897
Total Short Term Investments (cost $8,683)		8,683
Total Investments 100.4% (cost $951,736)		943,957
Other Derivative Instruments 0.0%		89
Other Assets and Liabilities, Net (0.4)%		(3,505)
Total Net Assets 100.0%		940,541

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Mellon Financial Sector Fund - Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	13,478	461	1,835	234	(153)	(4,021)	7,930	0.8

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	84	December 2020	6,156	89	56

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.6%
Health Care 99.6%
Abbott Laboratories	1,282	139,513
AbbVie Inc.	1,280	112,111
ABIOMED, Inc. (a)	33	9,084
Acadia Healthcare Company, Inc. (a)	59	1,735
ACADIA Pharmaceuticals Inc. (a)	86	3,535
Accelerate Diagnostics, Inc. (a) (b)	21	228
Acceleron Pharma Inc. (a)	33	3,753
Adaptive Biotechnologies Corporation (a)	55	2,688
Addus HomeCare Corporation (a)	11	1,028
Adverum Biotechnologies, Inc. (a)	46	475
Aerie Pharmaceuticals, Inc. (a) (b)	29	344
Agenus Inc. (a)	73	293
Agilent Technologies, Inc.	224	22,613
Agios Pharmaceuticals, Inc. (a) (b)	45	1,586
Aimmune Therapeutics, Inc. (a)	29	1,013
Akcea Therapeutics, Inc. (a)	15	266
Akebia Therapeutics, Inc. (a)	97	243
Akero Therapeutics Inc. (a)	7	217
Alector, Inc. (a)	30	312
Alexion Pharmaceuticals, Inc. (a)	160	18,273
Align Technology, Inc. (a)	54	17,711
Alkermes Public Limited Company (a)	116	1,925
Allakos Inc. (a) (b)	18	1,489
Allogene Therapeutics, Inc. (a)	41	1,549
Allscripts Healthcare Solutions, Inc. (a)	119	971
Alnylam Pharmaceuticals, Inc. (a)	83	12,133
AMAG Pharmaceuticals, Inc. (a) (b)	26	245
Amedisys, Inc. (a)	24	5,622
AmerisourceBergen Corporation	110	10,674
Amgen Inc.	426	108,343
Amicus Therapeutics, Inc. (a)	170	2,394
AMN Healthcare Services, Inc. (a)	34	1,980
Amneal Pharmaceuticals, Inc. - Class A (a) (b)	70	271
Amphastar Pharmaceuticals, Inc. (a) (b)	28	517
Anaptysbio, Inc. (a)	19	283
AngioDynamics, Inc. (a)	27	323
ANI Pharmaceuticals, Inc. (a)	8	212
Anika Therapeutics, Inc. (a)	11	406
Antares Pharma, Inc. (a)	109	295
Anthem, Inc.	183	49,048
Apellis Pharmaceuticals, Inc. (a)	44	1,320
Apollo Medical Holdings, Inc. (a)	21	376
Applied Therapeutics, Inc. (a)	12	243
Aprea (US), Inc. (a)	5	127
Arcturus Therapeutics Holdings Inc. (a)	14	589
Arcus Biosciences, Inc. (a) (b)	27	457
Arcutis Biotherapeutics, Inc. (a) (b)	5	140
Ardelyx, Inc. (a)	51	269
Arena Pharmaceuticals, Inc. (a)	40	2,993
Arrowhead Pharmaceuticals Inc (a)	71	3,053
Arvinas Operations, Inc. (a)	14	338
Assembly Biosciences, Inc. (a)	23	380
Atara Biotherapeutics, Inc. (a)	50	646
Athenex, Inc. (a) (b)	32	382
Athersys, Inc. (a) (b)	136	265
Atreca, Inc. (a) (b)	6	90
AtriCure, Inc. (a)	32	1,295
Atrion Corporation	1	686
Avanos Medical, Inc. (a)	36	1,185
Avantor, Inc. (a)	333	7,499
AVROBIO, Inc. (a)	19	244
AxoGen, Inc. (a)	25	294
Axonics Modulation Technologies, Inc. (a) (b)	16	799
Axsome Therapeutics, Inc. (a)	20	1,449
Baxter International Inc.	370	29,736
Beam Therapeutics Inc. (a) (b)	9	230
Becton, Dickinson and Company	210	48,824
BioCryst Pharmaceuticals, Inc. (a)	110	378
BioDelivery Sciences International, Inc. (a)	59	219
Biogen Inc. (a)	118	33,515
Biohaven Pharmaceutical Holding Company Ltd. (a)	36	2,365
BioMarin Pharmaceutical Inc. (a)	131	9,988
Bio-Rad Laboratories, Inc. - Class A (a)	16	8,350
BioSpecifics Technologies Corp. (a)	5	255
Bio-Techne Corporation	28	6,881
BioTelemetry, Inc. (a)	25	1,138
Bioxcel Therapeutics, Inc. (a)	7	318
Black Diamond Therapeutics, Inc. (a) (b)	7	210
Bluebird Bio, Inc. (a)	47	2,562
Blueprint Medicines Corporation (a)	38	3,495
Boston Scientific Corporation (a)	1,037	39,612
Bristol-Myers Squibb Company	1,640	98,854
Brookdale Senior Living Inc. (a)	121	307
Bruker Corp.	79	3,157
Calithera Biosciences, Inc. (a)	35	119
Cantel Medical Corp.	29	1,257
Cara Therapeutics, Inc. (a)	33	414
Cardinal Health, Inc.	212	9,975
Cardiovascular Systems Inc. (a)	26	1,023
Caredx, Inc. (a) (b)	29	1,117
Castle Biosciences, Inc. (a)	6	290
Catalent Inc. (a)	113	9,702
Catalyst Pharmaceuticals, Inc. (a)	72	215
CEL-SCI Corporation (a) (b)	26	330
Centene Corporation (a)	421	24,557
Cerner Corp.	221	16,006
Cerus Corporation (a)	124	776
Change Healthcare Inc. (a)	166	2,416
Charles River Laboratories International Inc. (a)	36	8,118
Chemed Corporation	12	5,610
ChemoCentryx, Inc. (a)	30	1,642
Cigna Holding Company	267	45,274
Clovis Oncology Inc. (a) (b)	61	355
Codexis, Inc. (a) (b)	38	449
Co-Diagnostics, Inc. (a) (b)	18	244
Coherus Biosciences, Inc. (a) (b)	40	740
Collegium Pharmaceutical, Inc. (a) (b)	22	463
Community Health Systems Inc. (a)	72	303
Computer Programs & Systems Inc.	11	290
Conmed Corp. (b)	21	1,666
Constellation Pharmaceuticals, Inc. (a)	17	339
Cooper Cos. Inc.	39	13,010
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	47	85
Corcept Therapeutics Inc. (a) (b)	80	1,392
Cortexyme Inc. (a) (b)	10	484
Corvel Corp. (a)	7	625
Covetrus, Inc. (a)	74	1,815
Crinetics Pharmaceuticals, Inc. (a)	14	221
CRISPR Therapeutics AG (a)	38	3,161
CryoLife Inc. (a)	29	530
Cryoport, Inc. (a) (b)	26	1,228
Cue Biopharma, Inc. (a)	15	233
CVS Health Corporation	949	55,401
Cytokinetics, Incorporated (a) (b)	43	938
Cytomx Therapeutics, Inc. (a)	30	202
Danaher Corporation	463	99,652
DaVita Inc. (a)	62	5,317
Deciphera Pharmaceuticals, Inc. (a)	26	1,325
Denali Therapeutics Inc. (a)	58	2,079
Dentsply Sirona Inc.	161	7,046
DexCom Inc. (a)	67	27,537
Dicerna Pharmaceuticals, Inc. (a)	46	828
DURECT Corporation (a)	116	198
Dynavax Technologies Corporation (a) (b)	72	311
Eagle Pharmaceuticals Inc. (a)	9	362
Editas Medicine, Inc. (a) (b)	40	1,130
Edwards Lifesciences Corporation (a)	450	35,953
Eidos Therapeutics, Inc. (a)	7	357
Elanco Animal Health (a)	289	8,063
Eli Lilly & Co.	624	92,386
Emergent BioSolutions Inc. (a)	33	3,382
Enanta Pharmaceuticals, Inc. (a)	12	569
Encompass Health Corporation	71	4,645
Endo International Public Limited Company (a)	166	549
Envista Holdings Corporation (a)	117	2,886
Epizyme, Inc. (a)	51	611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Esperion Therapeutics, Inc. (a) (b)	19	704
Evolent Health, Inc. - Class A (a)	56	692
Exact Sciences Corporation (a)	107	10,944
Exelixis, Inc. (a)	225	5,491
Fate Therapeutics, Inc. (a) (b)	44	1,771
FibroGen, Inc. (a)	56	2,314
Flexion Therapeutics, Inc. (a) (b)	31	326
G1 Therapeutics, Inc. (a)	21	239
GenMark Diagnostics, Inc. (a)	43	607
Geron Corp. (a) (b)	225	391
Gilead Sciences, Inc.	909	57,421
Glaukos Corp. (a) (b)	28	1,388
Global Blood Therapeutics, Inc. (a) (b)	40	2,230
Globus Medical Inc. - Class A (a)	54	2,650
Gossamer Bio, Inc. (a)	39	479
Guardant Health, Inc. (a)	41	4,631
Haemonetics Corp. (a)	37	3,229
Halozyme Therapeutics, Inc. (a)	92	2,417
Hanger, Inc. (a)	26	415
HCA Healthcare, Inc.	195	24,373
HealthEquity, Inc. (a)	52	2,694
Healthstream, Inc. (a)	20	405
Henry Schein Inc. (a)	104	6,102
Heron Therapeutics, Inc. (a) (b)	65	957
Heska Corporation (a)	6	558
Hill-Rom Holdings Inc.	49	4,115
HMS Holdings Corp. (a)	66	1,574
Hologic Inc. (a)	188	12,479
Homology Medicines, Inc. (a)	18	190
Horizon Therapeutics Public Limited Company (a)	132	10,251
Humana Inc.	96	39,760
ICU Medical, Inc. (a)	14	2,643
IDEXX Laboratories, Inc. (a)	61	24,158
IGM Biosciences, Inc. (a) (b)	5	347
Illumina, Inc. (a)	107	33,036
ImmunoGen, Inc. (a)	135	487
Immunomedics Inc. (a)	142	12,084
Immunovant, Inc. (a)	23	821
Incyte Corporation (a)	134	12,043
Innoviva, Inc. (a)	49	513
Inogen, Inc. (a)	15	421
Inovalon Holdings, Inc. - Class A (a)	54	1,417
Inovio Pharmaceuticals, Inc. (a) (b)	106	1,232
Insmed Inc. (a)	73	2,354
Inspire Medical Systems Inc. (a)	17	2,241
Insulet Corporation (a)	47	11,231
Integer Holdings Corporation (a)	25	1,457
Integra LifeSciences Holdings Corp. (a)	53	2,520
Intellia Therapeutics, Inc. (a) (b)	31	621
Intercept Pharmaceuticals, Inc. (a) (b)	19	802
Intersect ENT, Inc. (a)	24	386
Intra-Cellular Therapies, Inc. (a)	44	1,125
Intuitive Surgical, Inc. (a)	85	60,094
Invitae Corporation (a) (b)	90	3,921
Ionis Pharmaceuticals Inc. (a)	95	4,514
Iovance Biotherapeutics Inc. (a)	79	2,586
IQVIA Inc. (a)	139	21,880
iRhythm Technologies Inc. (a)	19	4,613
Ironwood Pharmaceuticals, Inc. - Class A (a)	115	1,038
Jazz Pharmaceuticals Public Limited Company (a)	40	5,675
Johnson & Johnson	1,910	284,317
Kadmon Holdings, Inc. (a)	87	342
Kala Pharmaceuticals Inc. (a) (b)	24	179
Karuna Therapeutics, Inc. (a)	9	660
Karyopharm Therapeutics Inc. (a) (b)	34	495
Kiniksa Pharmaceuticals Ltd. - Class A (a)	10	150
Kodiak Sciences, Inc. (a)	16	974
Krystal Biotech, Inc. (a) (b)	9	402
Kura Oncology, Inc. (a)	36	1,110
Laboratory Corporation of America Holdings (a)	71	13,330
Lannett Co. Inc. (a)	24	144
Lantheus Holdings Inc. (a)	45	572
LeMaitre Vascular Inc.	12	406
LHC Group, Inc. (a)	22	4,696
Ligand Pharmaceuticals Incorporated (a) (b)	12	1,160
LivaNova PLC (a)	36	1,611
Livongo Health, Inc. (a)	28	3,959
Luminex Corporation	31	816
MacroGenics Inc. (a)	33	842
Madrigal Pharmaceuticals Inc. (a) (b)	7	874
Magellan Health Services Inc. (a)	16	1,231
Masimo Corp. (a)	37	8,793
McKesson Corporation	118	17,577
Mednax, Inc. (a)	61	996
Medpace Holdings, Inc. (a)	21	2,306
Medtronic Public Limited Company	972	100,992
MeiraGTx Holdings plc (a)	10	138
Merck & Co., Inc.	1,829	151,746
Meridian Bioscience Inc. (a)	33	559
Merit Medical Systems Inc. (a)	37	1,601
Mersana Therapeutics, Inc. (a)	35	642
Merus N.V. (a)	15	175
Mesa Laboratories, Inc.	3	746
Mettler-Toledo International Inc. (a)	17	16,695
Mirati Therapeutics, Inc. (a)	21	3,446
Moderna, Inc. (a)	199	14,065
Molecular Templates, Inc. (a)	15	163
Molina Healthcare, Inc. (a)	43	7,881
Momenta Pharmaceuticals, Inc. (a)	82	4,303
Mylan Holdings Ltd. (a)	380	5,630
Myokardia, Inc. (a)	36	4,939
Myovant Sciences Ltd. (a)	23	330
Myriad Genetics, Inc. (a)	56	726
NanoString Technologies, Inc. (a) (b)	27	1,215
Natera, Inc. (a)	49	3,515
National Healthcare Corp.	9	561
National Research Corp. - Class A	10	482
Natus Medical Inc. (a)	27	458
Nektar Therapeutics (a) (b)	129	2,148
Neogen Corp. (a)	39	3,070
Neogenomics Laboratories, Inc. (a)	76	2,785
Neoleukin Therapeutics, Inc. (a) (b)	17	204
Neurocrine Biosciences, Inc. (a)	64	6,107
Nevro Corp. (a)	23	3,260
Nextcure, Inc. (a)	9	79
Nextgen Healthcare Inc. (a)	40	509
Novavax, Inc. (a) (b)	42	4,537
Novocure Limited (a)	62	6,925
NuVasive Inc. (a)	38	1,864
Odonate Therapeutics, Inc. (a)	10	131
Omeros Corporation (a) (b)	36	361
Omnicell, Inc. (a)	31	2,331
OPKO Health, Inc. (a) (b)	317	1,171
Option Care Health, Inc. (a)	26	342
Orasure Technologies, Inc. (a)	46	555
Orthofix Medical Inc. (a)	14	434
Orthopediatrics Corp. (a) (b)	8	361
Owens & Minor Inc.	46	1,151
Pacific Biosciences of California, Inc. (a) (b)	105	1,038
Pacira Biosciences, Inc. (a)	29	1,720
Passage Bio, Inc. (a)	13	164
Patterson Cos. Inc.	62	1,506
PDL BioPharma, Inc. (a)	74	233
Penumbra, Inc. (a) (b)	24	4,756
PerkinElmer Inc.	81	10,132
Perrigo Company Public Limited Company	100	4,592
Pfizer Inc.	4,026	147,749
Phathom Pharmaceuticals, Inc. (a) (b)	7	256
Phibro Animal Health Corporation - Class A	15	267
Phreesia, Inc. (a)	14	466
PRA Health Sciences, Inc. (a)	47	4,744
Precigen, Inc. (a) (b)	40	140
Precision BioSciences Inc (a) (b)	26	161
Premier Healthcare Solutions, Inc. - Class A	52	1,714
Prestige Consumer Healthcare Inc. (a)	37	1,349
Progyny, Inc. (a)	12	363
Prothena Corporation Public Limited Company (a)	22	217
Provention Bio, Inc. (a) (b)	31	398
Providence Services Corp. (a)	9	836
PTC Therapeutics, Inc. (a)	42	1,951

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Puma Biotechnology, Inc. (a)	24	239
Quanterix Corporation (a) (b)	14	485
Quest Diagnostics Incorporated	97	11,125
Quidel Corporation (a)	27	5,990
Quotient Limited (a)	45	230
R1 RCM Inc. (a)	71	1,225
Radius Health, Inc. (a)	34	388
RadNet Inc. (a)	33	504
Reata Pharmaceuticals, Inc. - Class A (a)	17	1,697
Regeneron Pharmaceuticals, Inc. (a)	73	40,891
Regenxbio Inc. (a)	23	641
Relmada Therapeutics, Inc. (a) (b)	8	283
Repligen Corporation (a)	36	5,364
Replimune Group, Inc. (a)	3	77
Repro Med Systems, Inc. (a)	12	88
ResMed Inc.	105	17,936
Retrophin Inc. (a)	26	472
Revance Therapeutics Inc. (a)	37	924
Revolution Medicines, Inc. (a)	11	380
Rhythm Pharmaceuticals, Inc. (a)	18	388
Rigel Pharmaceuticals Inc. (a)	117	280
Rocket Pharmaceuticals, Ltd. (a) (b)	24	538
Rubius Therapeutics, Inc. (a) (b)	25	125
Sage Therapeutics Inc. (a)	39	2,368
Sangamo Therapeutics Inc. (a) (b)	83	788
Sarepta Therapeutics, Inc. (a)	54	7,519
Scholar Rock Holding Corporation (a)	15	270
Seattle Genetics Inc. (a)	88	17,221
Select Medical Holdings Corporation (a)	82	1,699
Shockwave Medical, Inc. (a)	18	1,362
SI-BONE, Inc. (a)	14	321
SIGA Technologies, Inc. (a)	38	263
Silk Road Medical, Inc. (a) (b)	20	1,321
Simulations Plus Inc.	10	732
Smiledirectclub, Inc. (a) (b)	41	484
Sorrento Therapeutics, Inc. (a) (b)	86	956
Spectrum Pharmaceuticals, Inc. (a)	77	314
Springworks Therapeutics, Inc. (a)	8	389
Staar Surgical Co. (a)	24	1,378
Steris Limited	62	10,873
Stoke Therapeutics, Inc. (a)	7	241
Stryker Corporation	245	51,087
Supernus Pharmaceuticals Inc. (a)	38	793
SurModics Inc. (a)	11	422
Symbion, Inc. (a)	16	361
Syneos Health, Inc. - Class A (a)	46	2,447
Tabula Rasa HealthCare Inc. (a) (b)	15	632
Tactile Systems Technology, Inc. (a) (b)	14	514
Tandem Diabetes Care Inc. (a)	42	4,730
Teladoc Health, Inc. (a) (b)	51	11,251
Teleflex Incorporated	34	11,495
Tenet Healthcare Corporation (a)	65	1,591
TG Biologics, Inc. (a)	71	1,903
The Ensign Group, Inc.	37	2,137
The Pennant Group, Inc. (a)	20	761
TherapeuticsMD, Inc. (a) (b)	166	262
Theravance Biopharma, Inc. (a) (b)	32	475
Thermo Fisher Scientific Inc.	286	126,372
Tilray, Inc. (a) (b)	19	91
Tivity Health, Inc. (a)	25	356
Translate Bio, Inc. (a) (b)	20	270
Tricida, Inc. (a)	22	197
Triple-S Management Corp. - Class B (a)	19	348
Turning Point Therapeutics, Inc. (a)	24	2,110
Twist Bioscience Corporation (a) (b)	20	1,508
U. S. Physical Therapy, Inc.	10	836
Ultragenyx Pharmaceutical Inc. (a) (b)	40	3,260
uniQure N.V. (a)	24	890
United Therapeutics Corporation (a)	32	3,271
UnitedHealth Group Incorporated	687	214,312
Universal Health Services Inc. - Class B	57	6,049
Vanda Pharmaceuticals Inc. (a)	39	378
Vapotherm, Inc. (a)	7	201
Varex Imaging Corporation (a)	30	384
Varian Medical Systems, Inc. (a)	66	11,319
Veeva Systems Inc. - Class A (a)	98	27,516
Veracyte, Inc. (a) (b)	41	1,324
Verastem, Inc. (a) (b)	81	98
Vericel Corporation (a) (b)	33	604
Vertex Pharmaceuticals Incorporated (a)	188	51,104
ViewRay, Inc. (a) (b)	49	172
Viking Therapeutics, Inc. (a) (b)	51	295
Vocera Communications, Inc. (a)	23	677
Voyager Therapeutics, Inc. (a)	18	187
Waters Corp. (a)	45	8,852
Wave Life Sciences Ltd. (a) (b)	15	131
West Pharmaceutical Services Inc.	54	14,716
Wright Medical Group N.V. (a) (b)	95	2,888
Xbiotech Inc (a) (b)	8	146
Xencor, Inc. (a)	37	1,425
Xenon Pharmaceuticals Inc. (a) (b)	17	185
Y-mAbs Therapeutics, Inc. (a)	15	583
Zimmer Biomet Holdings, Inc.	151	20,520
ZIOPHARM Oncology, Inc. (a) (b)	152	382
Zoetis Inc. - Class A	344	56,893
Zogenix, Inc. (a)	39	691
Zymeworks Inc. (a)	24	1,096
Zynex, Inc. (a) (b)	13	232
		3,461,998
Information Technology 0.0%
1Life Healthcare, Inc. (a)	18	520
Health Catalyst, Inc. (a) (b)	11	399
Ontrak Inc. (a) (b)	5	292
Schrodinger, Inc. (a)	9	433
		1,644
Consumer Discretionary 0.0%
PetIQ, Inc. - Class A (a) (b)	15	482
Total Common Stocks (cost $2,390,987)		3,464,124
RIGHTS 0.0%
Alder BioPharmaceuticals, Inc. (a) (b) (c)	45	56
Total Rights (cost $0)		56
SHORT TERM INVESTMENTS 1.4%
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (d) (e)	35,974	35,974
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	10,869	10,869
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (f) (g)	1,278	1,277
Total Short Term Investments (cost $48,120)		48,120
Total Investments 101.0% (cost $2,439,107)		3,512,300
Other Derivative Instruments 0.0%		259
Other Assets and Liabilities, Net (1.0)%		(35,078)
Total Net Assets 100.0%		3,477,481

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	180	December 2020	19,082	259	88

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.2%
Industrials 93.9%
3M Company	14	2,166
AAON, Inc.	1	59
AAR Corp.	1	14
ABM Industries Incorporated	2	59
ACCO Brands Corporation	2	13
Acuity Brands, Inc.	1	98
ADT, Inc.	4	29
Advanced Disposal Services, Inc. (a)	2	55
Advanced Drainage Systems, Inc.	1	77
AECOM (a)	4	157
Aegion Corporation (a)	1	12
Aerojet Rocketdyne Holdings, Inc. (a)	2	62
AeroVironment, Inc. (a)	1	30
AGCO Corporation	2	114
Air Lease Corporation - Class A	3	77
Air Transport Services Group, Inc. (a) (b)	—	10
Alamo Group Inc.	—	23
Alaska Air Group, Inc.	1	28
Albany International Corp. - Class A	1	36
Allegiant Travel Company	—	12
Allegion Public Limited Company	2	215
Allison Systems, Inc.	3	95
Altra Industrial Motion Corp.	1	54
AMERCO	—	82
Ameresco, Inc. - Class A (a)	—	15
American Airlines Group Inc. (b)	3	34
American Woodmark Corporation (a)	—	28
AMETEK, Inc.	5	535
AO Smith Corp.	3	169
Apogee Enterprises, Inc.	1	14
Applied Industrial Technologies, Inc.	1	48
Arcbest Corporation	1	18
Arcosa, Inc.	1	51
Argan, Inc.	—	16
Armstrong World Industries, Inc.	1	78
Astec Industries, Inc.	—	26
Astronics Corporation (a)	1	4
Atkore International Group Inc. (a)	1	24
Atlas Air Worldwide Holdings, Inc. (a)	—	10
Avis Budget Group, Inc. (a)	1	33
Axone Intelligence Inc. (a)	1	127
AZZ Inc.	1	20
Barnes Group Inc.	1	41
Barrett Business Services, Inc.	—	10
Beacon Roofing Supply, Inc. (a)	1	41
Bloom Energy Corporation - Class A (a) (b)	2	37
Blue Bird Global Corporation (a)	—	3
Brady Corp. - Class A	1	47
BrightView Holdings, Inc. (a)	1	8
Builders FirstSource, Inc. (a)	3	92
BWXT Government Group, Inc.	2	126
C.H. Robinson Worldwide, Inc.	3	322
CAI International Inc.	—	9
Carlisle Cos. Inc.	1	161
Carrier Global Corporation	19	590
Casella Waste Systems Inc. - Class A (a)	1	63
Caterpillar Inc.	13	1,898
CBIZ Inc. (a)	1	30
Chart Industries, Inc. (a)	1	57
Cimpress Public Limited Company (a)	—	31
Cintas Corp.	2	691
Clean Harbors Inc. (a)	1	70
Colfax Corp. (a)	2	70
Columbus Mckinnon Corp.	1	18
Comfort Systems USA Inc.	1	44
Construction Partners, Inc. - Class A (a) (b)	1	12
Copart Inc. (a)	5	521
Cornerstone Building Brands, Inc. (a) (b)	1	10
CoStar Group, Inc. (a)	1	784
Covanta Holding Corporation	3	23
Crane Co.	1	54
CSW Industrials Inc.	—	28
CSX Corp.	18	1,397
Cubic Corp.	1	45
Cummins Inc.	3	731
Curtiss-Wright Corp.	1	91
Deere & Company	7	1,549
Deluxe Corp.	1	27
Donaldson Co. Inc.	3	139
Douglas Dynamics, Inc.	1	20
Dover Corporation	3	365
Ducommun Inc. (a)	—	8
DXP Enterprises Inc. (a)	—	7
Dycom Industries, Inc. (a)	1	39
Eaton Corporation Public Limited Company	9	959
Echo Global Logistics, Inc. (a)	1	16
Elance, Inc. (a)	2	31
EMCOR Group, Inc.	1	87
Emerson Electric Co.	14	920
Encore Wire Corp.	1	24
Energy Recovery, Inc. (a)	1	7
Enerpac Tool Group Corp.	1	28
EnerSys	1	67
Ennis Inc.	1	10
EnPro Industries, Inc.	—	27
ESCO Technologies Inc.	1	49
Evoqua Water Technologies Corp. (a)	2	45
Expeditors International of Washington Inc.	4	353
Exponent, Inc.	1	85
Fastenal Co.	13	606
Federal Signal Corporation	1	40
FedEx Corporation	6	1,467
Flowserve Corporation	3	86
Fluor Corp.	3	27
Forrester Research Inc. (a)	—	8
Fortive Corporation	7	542
Fortune Brands Home & Security, Inc.	3	285
Forward Air Corp.	1	40
Foundation Building Materials Inc. (a)	1	9
Franklin Covey Co. (a)	—	4
Franklin Electric Co. Inc.	1	56
Gates Industrial Corporation PLC (a)	1	14
GATX Corporation (b)	1	49
Genco Shipping & Trading Limited (b)	—	1
Generac Holdings Inc. (a)	2	290
General Dynamics Corporation	6	793
General Electric Company	206	1,281
Gibraltar Industries Inc. (a)	1	52
GMS Inc. (a)	1	23
Gorman-Rupp Co.	—	12
Graco Inc.	4	242
GrafTech International Ltd.	2	15
Granite Construction Incorporated (b)	1	19
Great Lakes Dredge & Dock Corp. (a)	2	16
Greenbrier Cos. Inc.	1	22
H&E Equipment Services, Inc.	1	15
Harsco Corporation (a)	2	25
Hawaiian Holdings, Inc.	—	3
HD Supply Holdings, Inc (a)	4	158
Healthcare Services Group Inc.	2	36
Heartland Express Inc.	1	22
HEICO Corp. (b)	1	109
HEICO Corp. - Class A	2	151
Heidrick & Struggles International Inc.	—	9
Helios Technologies, Inc.	1	24
Herc Holdings Inc. (a)	1	20
Heritage-Crystal Clean, LLC (a)	—	4
Herman Miller Inc.	1	42
Hexcel Corp.	2	66
Hillenbrand Inc.	2	48
HNI Corp.	1	32
Honeywell International Inc.	17	2,717
Howmet Aerospace Inc.	9	155
HUB Group Inc. - Class A (a)	1	40
Hubbell Inc.	1	175
Huntington Ingalls Industries Inc.	1	135

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Huron Consulting Group Inc. (a)	1	23
Hyster-Yale Materials Handling Inc. - Class A	—	8
ICF International, Inc.	—	28
IDEX Corporation	2	324
IES Holdings, Inc. (a)	—	5
Illinois Tool Works Inc.	7	1,435
Ingersoll Rand Inc. (a)	8	301
Insperity, Inc.	1	56
Insteel Industries, Inc.	—	7
Interface Inc.	1	8
ITT Industries Holdings, Inc.	2	119
Jacobs Engineering Group Inc.	3	285
JB Hunt Transport Services Inc.	2	251
JELD-WEN Holding, Inc. (a)	2	36
John Bean Technologies Corp.	1	68
Johnson Controls International Public Limited Company	17	713
Kadant Inc.	—	30
Kaman Corp.	1	20
Kansas City Southern	2	405
Kelly Services Inc. - Class A	1	13
Kennametal Inc.	2	57
Kforce Inc.	—	15
Kimball International Inc. - Class B	1	9
Kirby Corp. (a)	—	12
Knight-Swift Transportation Holdings Inc. - Class A	3	123
Knoll Inc.	1	14
Korn Ferry	1	37
Kratos Defense & Security Solutions, Inc. (a)	3	57
L3Harris Technologies, Inc.	5	861
Landstar System Inc.	1	114
Lennox International Inc.	1	223
Lincoln Electric Holdings Inc.	1	124
Lindsay Corp.	—	24
Lockheed Martin Corporation	6	2,275
Macquarie Infrastructure Corporation	2	48
Manitowoc Co. Inc. (a)	1	7
ManpowerGroup Inc.	1	98
Marten Transport Ltd.	2	26
Masco Corporation	6	347
Masonite International Corporation (a)	1	56
MasTec Inc. (a) (b)	1	61
Matson Intermodal - Paragon, Inc.	—	8
Matthews International Corp. - Class A	1	16
McGrath RentCorp	1	36
Mercury Systems Inc. (a)	1	104
Meritor, Inc. (a)	2	33
Middleby Corp. (a)	1	116
Moog Inc. - Class A	1	48
MRC Global Inc. (a)	2	8
MSA Safety Inc.	1	117
MSC Industrial Direct Co. - Class A	1	67
Mueller Industries Inc.	1	33
Mueller Water Products Inc. - Class A	3	35
MYR Group Inc. (a)	—	13
National Presto Industries Inc.	—	8
Navistar International Corporation (a)	1	48
Nielsen Holdings plc	9	121
Nordson Corp.	1	248
Norfolk Southern Corporation	6	1,288
Northrop Grumman Systems Corp.	4	1,174
Now, Inc. (a)	2	11
NV5 Global, Inc. (a)	—	14
Nvent Electric Public Limited Company	4	67
Old Dominion Freight Line Inc.	2	400
Omega Flex Inc. (b)	—	10
Oshkosh Corp.	2	120
Otis Worldwide Corporation	10	603
Owens Corning Inc.	3	176
PACCAR Inc.	8	692
Parker-Hannifin Corporation	3	609
Parsons Corporation (a)	1	19
Patrick Industries, Inc.	1	31
Pentair Public Limited Company	4	182
PGT Innovations, Inc. (a)	1	22
Plug Power Inc. (a) (b)	8	102
Powell Industries Inc.	—	5
Primoris Services Corporation	1	19
Proto Labs Inc. (a)	1	78
Quanex Building Products Corp.	1	14
Quanta Services, Inc.	3	173
Raven Industries Inc.	1	16
Raytheon BBN Technologies Corp.	36	2,048
RBC Bearings Incorporated (a)	1	69
Regal-Beloit Corp.	1	90
Republic Services Inc.	5	488
Resideo Technologies, Inc. (a)	3	31
Resources Connection, Inc.	1	8
REV Group Inc.	1	6
Rexnord Corporation	3	83
Robert Half International Inc.	3	144
Rockwell Automation Inc.	3	600
Rollins Inc.	3	188
Roper Technologies, Inc.	2	969
Rush Enterprises Inc. - Class A	1	31
Rush Enterprises Inc. - Class B	—	3
Ryder System, Inc.	1	56
Saia, Inc. (a)	1	78
Schneider National, Inc. - Class B	1	28
Sensata Technologies Holding PLC (a)	4	161
Shyft Group, Inc.	1	16
Simpson Manufacturing Co. Inc.	1	91
SiteOne Landscape Supply, Inc. (a)	1	120
SkyWest Inc.	—	9
Snap-On Inc.	1	180
SP Plus Corporation (a)	—	9
Spirit Aerosystems Holdings Inc. - Class A	3	49
SPX Corp. (a)	1	51
SPX Flow, Inc. (a)	1	41
Standex International Corp.	—	19
Steelcase Inc. - Class A	2	21
Stericycle Inc. (a)	2	138
Sterling Construction Co. Inc. (a)	1	8
Stock Building Supply Holdings, LLC (a)	2	65
SunRun Inc. (a)	2	152
Teledyne Technologies Inc. (a)	1	271
Tennant Co.	—	26
Terex Corp.	2	30
Tetra Tech, Inc.	1	120
Textron Inc.	5	194
The Boeing Company	13	2,083
Thermon Group Holdings, Inc. (a)	1	8
Timken Co.	2	86
Toro Co.	3	213
TPI Composites, Inc. (a)	1	19
Trane Technologies Public Limited Company	6	681
TransDigm Group Inc.	1	573
TransUnion	4	374
Trex Company, Inc. (a)	3	198
TriMas Corp. (a)	1	22
TriNet Group Inc. (a)	1	63
Trinity Industries Inc.	2	43
Triton Container International Limited - Class A	1	53
Triumph Group Inc.	1	7
TrueBlue, Inc. (a)	1	17
Tutor Perini Corp. (a)	1	9
UniFirst Corp.	—	69
Union Pacific Corporation	16	3,142
United Parcel Service Inc. - Class B	17	2,759
United Rentals Inc. (a)	2	297
US Ecology Parent, Inc.	1	23
Valmont Industries Inc.	1	62
Vectrus, Inc. (a)	—	10
Verisk Analytics, Inc.	4	671
Vertiv Holdings, LLC - Class A (a)	5	89
Viad Corp	—	10
Vicor Corp. (a)	—	35
Virgin Galactic Holdings, Inc. (a) (b)	3	56
W. W. Grainger, Inc.	1	380
Wabash National Corp.	1	16

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Wabtec Corp.	4	265
Waste Connections, Inc.	6	640
Waste Management, Inc.	10	1,122
Watsco Inc.	1	180
Watts Water Technologies Inc. - Class A	1	60
Welbilt Inc. (a)	3	19
Werner Enterprises Inc.	1	61
WESCO International, Inc. (a)	1	53
Willdan Group, Inc. (a)	—	6
WillScot Mobile Mini Holdings Corp. - Class A (a)	4	65
Woodward Governor Co.	1	114
XPO Logistics, Inc. (a)	2	184
Xylem Inc.	4	354
		65,318
Information Technology 2.0%
ASGN Incorporated (a)	1	79
CoreLogic, Inc.	2	129
Equifax Inc.	3	447
IHS Markit Ltd.	9	698
Pitney Bowes Inc.	4	21
Systemax Inc.	—	7
		1,381
Consumer Discretionary 1.8%
Brink's Co.	1	47
Delta Air Lines, Inc.	4	115
FTI Consulting Inc. (a)	1	91
Griffon Corporation	1	20
IAA Spinco Inc. (a)	3	164
JetBlue Airways Corporation (a)	2	20
KAR Auction Services, Inc.	3	45
Pacific Architects And Engineers, LLC (a)	1	11
Southwest Airlines Co.	3	129
Spirit Airlines Inc. (a) (b)	1	9
Stanley Black & Decker, Inc.	4	587
		1,238
Communication Services 1.2%
Maxar Technologies Inc. (b)	2	37
Uber Technologies, Inc. (a)	22	817
		854
Materials 0.2%
Luxfer Holdings PLC	1	8
Park Aerospace Technologies Corp.	—	4
UFP Industries, Inc.	1	81
Univar Solutions Inc. (a)	4	65
		158
Utilities 0.1%
Vivint Solar, Inc. (a)	1	48
Total Common Stocks (cost $65,938)		68,997
SHORT TERM INVESTMENTS 1.2%
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	407	407
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	389	389
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	83	83
Total Short Term Investments (cost $879)		879
Total Investments 100.4% (cost $66,817)		69,876
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (0.4)%		(301)
Total Net Assets 100.0%		69,574

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	6	December 2020	474	(1)	(11)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.6%
Information Technology 95.6%
2U, Inc. (a)	35	1,197
3D Systems Corporation (a) (b)	55	271
8x8, Inc. (a)	45	703
A10 Networks, Inc. (a)	26	168
Acacia Communications, Inc. (a)	18	1,241
Accenture Public Limited Company - Class A	309	69,917
ACI Worldwide, Inc. (a)	56	1,465
ACM Research, Inc. - Class A (a)	5	318
Adobe Inc. (a)	235	115,249
ADS Alliance Data Systems, Inc.	20	841
ADTRAN, Inc.	23	237
Advanced Energy Industries, Inc. (a)	19	1,192
Advanced Micro Devices, Inc. (a)	568	46,549
Agilysys, Inc. (a)	8	197
Akamai Technologies, Inc. (a)	80	8,869
Alarm.Com Holdings, Inc. (a)	26	1,417
Altair Engineering Inc. - Class A (a) (b)	17	697
Alteryx, Inc. - Class A (a) (b)	27	3,103
Ambarella Inc. (a)	17	899
American Software, Inc. - Class A	11	151
Amkor Technology, Inc. (a)	52	586
Amphenol Corporation - Class A	147	15,893
Analog Devices, Inc.	178	20,799
Anaplan, Inc. (a)	55	3,444
ANSYS, Inc. (a)	42	13,584
AppFolio, Inc. - Class A (a)	7	974
Appian Corporation - Class A (a) (b)	15	973
Apple Inc.	8,450	978,610
Applied Materials, Inc.	447	26,582
Arista Networks, Inc. (a)	26	5,479
Arrow Electronics, Inc. (a)	40	3,115
Aspen Technology, Inc. (a)	32	4,088
Autodesk, Inc. (a)	107	24,698
Automatic Data Processing, Inc.	208	29,081
Avalara, Inc.	38	4,781
Avaya Holdings Corp. (a)	53	809
Avnet, Inc.	51	1,326
Axcelis Technologies, Inc. (a)	16	345
Badger Meter, Inc. (b)	14	922
Belden Inc.	22	670
Benchmark Electronics, Inc.	16	328
Benefitfocus.Com, Inc. (a)	15	171
Bill.Com Holdings Inc. (a)	24	2,416
Black Knight, Inc. (a)	72	6,253
Blackbaud, Inc.	24	1,314
Blackline, Inc. (a)	25	2,249
Booz Allen Hamilton Holding Corporation - Class A	68	5,642
Bottomline Technologies Inc. (a)	21	866
Box, Inc. - Class A (a)	78	1,355
Broadcom Inc.	194	70,744
Broadridge Financial Solutions, Inc.	57	7,541
Brooks Automation Inc.	34	1,583
Cabot Microelectronics Corporation	14	1,991
CACI International Inc. - Class A (a)	12	2,551
Cadence Design Systems Inc. (a)	135	14,375
Calix, Inc. (a)	15	264
Cardtronics Group Limited - Class A (a) (b)	16	322
Casa Systems, Inc. (a)	15	58
Cass Information Systems, Inc.	7	288
CDK Global, Inc.	60	2,597
CDW Corp.	71	8,537
Ceridian HCM Holding Inc. (a)	59	4,904
CEVA Inc. (a)	11	421
ChannelAdvisor Corp. (a)	10	137
Ciena Corp. (a)	74	2,941
Cirrus Logic Inc. (a)	32	2,144
Cisco Systems, Inc.	2,059	81,084
Citrix Systems Inc.	57	7,785
Cloudera, Inc. (a)	106	1,150
Cognex Corp.	87	5,674
Cognizant Technology Solutions Corp. - Class A	261	18,146
Coherent Inc. (a)	12	1,306
Cohu Inc.	20	338
CommScope Holding Company, Inc. (a)	93	838
CommVault Systems Inc. (a)	21	859
Comtech Telecommunications Corp.	11	161
Conduent Inc. (a)	87	276
Cornerstone OnDemand, Inc. (a)	25	892
Corning Incorporated	378	12,236
Coupa Software Incorporated (a)	32	8,741
Cree, Inc. (a)	56	3,562
CrowdStrike Holdings, Inc. - Class A (a)	69	9,539
CSG Systems International, Inc.	16	665
CTS Corp.	15	335
Datadog, Inc. - Class A (a)	65	6,595
Dell Technology Inc. - Class C (a)	121	8,194
Diebold Nixdorf Inc. (a)	30	232
Digital Turbine USA, Inc. (a)	30	992
Diodes Inc. (a)	24	1,382
DocuSign, Inc. (a)	84	18,067
Dolby Laboratories, Inc.	31	2,066
Domo Inc. (a)	8	300
Dropbox, Inc. - Class A (a)	127	2,453
DSP Group, Inc. (a)	6	85
DXC Technology Company	122	2,182
Dynatrace Holdings LLC (a)	87	3,566
Ebix Inc. (b)	11	220
EchoStar Corp. - Class A (a)	23	584
Elastic NV (a)	28	2,977
Endurance International Group Holdings, Inc. (a)	29	167
Enphase Energy, Inc. (a) (b)	43	3,544
Entegris, Inc.	65	4,857
Envestnet, Inc. (a)	25	1,926
EPAM Systems, Inc. (a)	28	8,980
ePlus Inc. (a)	7	487
Euronet Worldwide Inc. (a)	26	2,376
Everbridge, Inc. (a)	16	2,020
EVERTEC, Inc.	30	1,039
EVO Payments, Inc. - Class A (a) (b)	21	527
ExlService Holdings Inc. (a)	17	1,096
Extreme Networks, Inc. (a)	57	230
F5 Networks, Inc. (a)	31	3,831
Fabrinet (a)	18	1,113
Fair Isaac Corporation (a)	15	6,269
FARO Technologies Inc. (a)	8	502
Fastly, Inc. - Class A (a)	34	3,186
Fidelity National Information Services, Inc.	303	44,596
FireEye, Inc. (a)	110	1,358
First Solar, Inc. (a)	38	2,520
Fiserv, Inc. (a)	278	28,604
Fitbit, Inc. - Class A (a)	136	943
Five9 Inc. (a)	32	4,177
FleetCor Technologies Inc. (a)	41	9,868
Flex Ltd. (a)	265	2,953
FLIR Systems Inc.	70	2,524
FormFactor Inc. (a)	36	892
Fortinet, Inc. (a)	66	7,785
Gartner Inc. (a)	45	5,675
Global Payments Inc.	146	25,911
GoDaddy Inc. - Class A (a)	83	6,336
GTT Communications Inc. (a) (b)	16	82
Guidewire Software, Inc. (a)	40	4,140
Hackett Group Inc.	12	129
Harmonic, Inc. (a)	41	231
Hewlett Packard Enterprise Company	637	5,967
HP Inc.	689	13,075
HubSpot Inc. (a)	20	5,699
Ichor Holdings, Ltd. (a)	9	193
II-VI Incorporated (a) (b)	46	1,877
Impinj, Inc. (a) (b)	6	160
Infinera Corporation (a)	74	456
INPHI Corporation (a)	22	2,472
Inseego Corp. (a) (b)	18	188
Insight Enterprises, Inc. (a)	17	972
Intel Corporation	2,065	106,916
InterDigital Communications, Inc. (b)	18	1,025

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
International Business Machines Corporation	432	52,591
International Money Express Inc. (a)	8	120
Intuit Inc.	128	41,606
IPG Photonics Corporation (a)	18	3,098
Itron Inc. (a)	17	1,040
J2 Cloud Services, LLC (a)	25	1,751
Jabil Inc.	73	2,486
Jack Henry & Associates Inc.	38	6,223
Juniper Networks, Inc.	168	3,610
KBR, Inc.	69	1,544
Keysight Technologies, Inc. (a)	93	9,195
Kimball Electronics Group, LLC (a)	11	130
KLA-Tencor Corp.	77	14,907
Knowles Corporation (a)	44	650
Kulicke & Soffa Industries Inc.	33	733
Lam Research Corp.	71	23,677
Lattice Semiconductor Corp. (a)	62	1,809
Leidos Holdings Inc.	67	5,971
Limelight Networks, Inc. (a)	55	315
Littelfuse Inc.	12	2,154
LivePerson, Inc. (a) (b)	35	1,816
Liveramp, Inc. (a)	33	1,699
Lumentum Holdings Inc. (a)	37	2,785
MACOM Technology Solutions Holdings, Inc. (a)	22	751
MagnaChip Semiconductor, Ltd. (a)	9	125
Manhattan Associates Inc. (a)	32	3,042
Mantech International Corp. - Class A	13	881
Marvell Technology Group Ltd	322	12,800
MasterCard Incorporated - Class A	436	147,469
Maxim Integrated Products, Inc.	133	8,994
MAXIMUS Inc.	31	2,129
MaxLinear, Inc. - Class A (a)	32	733
Medallia, Inc. (a) (b)	32	889
Methode Electronics Inc.	18	510
Microchip Technology Incorporated	118	12,159
Micron Technology, Inc. (a)	537	25,217
Microsoft Corporation	3,511	738,471
MicroStrategy Inc. - Class A (a)	5	688
Mimecast Uk Limited (a)	27	1,264
Mitek Systems, Inc. (a)	16	201
MKS Instruments, Inc.	27	2,898
Mobileiron, Inc. (a)	24	170
Model N, Inc. (a)	11	383
MongoDB, Inc. - Class A (a) (b)	23	5,241
Monolithic Power Systems Inc.	20	5,672
Motorola Solutions Inc.	84	13,096
MTS Systems Corp.	9	165
NAPCO Security Technologies Inc. (a) (b)	4	103
National Instruments Corp.	61	2,172
NCR Corporation (a)	71	1,568
NeoPhotonics Corporation (a)	13	82
NetApp, Inc.	110	4,823
NETGEAR, Inc. (a)	15	475
NetScout Systems, Inc. (a)	39	852
New Relic, Inc. (a)	27	1,519
NIC Inc.	32	635
Nlight, Inc. (a)	20	479
NortonLifelock Inc.	278	5,785
Novantas Inc. (a)	17	1,771
Nuance Communications, Inc. (a)	139	4,611
Nutanix, Inc. - Class A (a)	85	1,893
NVE Corp.	2	115
NVIDIA Corporation	300	162,414
NXP Semiconductors N.V.	138	17,185
Okta, Inc. - Class A (a)	57	12,118
On Semiconductor Corporation (a)	199	4,324
Onespan, Inc. (a)	15	308
Onto Innovation Inc. (a)	22	669
Oracle Corporation	998	59,603
OSI Systems Inc. (a)	8	646
Pagerduty, Inc. (a) (b)	9	243
Palo Alto Networks, Inc. (a)	46	11,323
Paychex Inc.	157	12,508
Paycom Software, Inc. (a)	25	7,702
Paylocity Holding Corporation (a)	17	2,681
Paypal Holdings, Inc. (a)	544	107,175
Paysign, Inc. (a) (b)	10	59
PC Connection, Inc.	6	239
PDF Solutions Inc. (a)	9	170
Pegasystems Inc.	19	2,305
Perficient, Inc. (a)	17	720
Perspecta Inc.	72	1,405
Photronics Inc. (a)	34	338
Ping Identity Holding Corp. (a)	20	630
Plantronics Inc.	16	194
Plexus Corp. (a)	17	1,177
Pluralsight, Inc. - Class A (a)	66	1,123
Power Integrations Inc.	29	1,578
Progress Software Corp.	21	779
Proofpoint, Inc. (a)	27	2,852
PROS Holdings, Inc. (a) (b)	17	550
PTC Inc. (a)	55	4,555
Pure Storage, Inc. - Class A (a)	109	1,682
Q2 Holdings, Inc. (a)	20	1,867
QAD Inc. - Class A	6	249
Qorvo, Inc. (a)	56	7,184
Qualcomm Incorporated	546	64,273
Qualys, Inc. (a) (b)	16	1,573
Rambus Inc. (a) (b)	52	711
Rapid7, Inc. (a)	22	1,336
RealPage, Inc. (a)	40	2,325
Repay Holdings Corporation - Class A (a)	22	517
Ribbon Communications Inc. (a)	25	98
RingCentral, Inc. - Class A (a)	35	9,640
Rogers Corp. (a)	9	873
Rosetta Stone Inc. (a)	11	315
Sabre Corporation	133	868
SailPoint Technologies Holdings, Inc. (a)	41	1,623
Salesforce.Com, Inc. (a)	439	110,423
Sanmina Corp. (a)	33	890
ScanSource Inc. (a)	12	246
Science Applications International Corp.	25	1,983
Seagate Technology Public Limited Company	117	5,746
Secureworks Corp. - Class A (a)	3	34
Semtech Corp. (a)	32	1,699
ServiceNow, Inc. (a)	93	45,020
ShotSpotter, Inc. (a) (b)	3	102
Silicon Laboratories Inc. (a)	21	2,054
Skyworks Solutions, Inc.	81	11,742
Slack Technologies, Inc. - Class A (a) (b)	187	5,028
SMART Global Holdings, Inc. (a)	10	280
Smartsheet Inc. - Class A (a)	49	2,432
Snowflake Inc. - Class A (a)	13	3,310
SolarEdge Technologies Ltd. (a) (b)	25	5,841
SolarWinds Corporation (a)	43	875
Splunk Inc. (a)	78	14,713
Sprout Social, Inc. - Class A (a)	4	135
SPS Commerce, Inc. (a)	17	1,318
Square, Inc. - Class A (a)	175	28,504
SS&C Technologies Holdings, Inc.	116	6,993
Super Micro Computer, Inc. (a)	31	809
SVMK Inc. (a)	60	1,319
Sykes Enterprises Inc. (a)	20	674
Synaptics Incorporated (a) (b)	17	1,378
SYNNEX Corporation	21	2,949
Synopsys Inc. (a)	74	15,897
TE Connectivity Ltd.	163	15,941
Tenable Holdings, Inc. (a)	20	748
Teradata Corporation (a)	58	1,309
Teradyne Inc.	84	6,678
Texas Instruments Incorporated	446	63,622
The Trade Desk, Inc. - Class A (a)	19	10,073
Trimble Inc. (a)	125	6,086
TTEC Holdings, Inc.	8	413
TTM Technologies, Inc. (a) (b)	45	516
Tucows Inc. (a) (b)	4	301
Twilio Inc. - Class A (a)	59	14,521
Tyler Technologies Inc. (a)	19	6,762
Ultra Clean Holdings, Inc. (a)	19	405
Unisys Corp. (a)	25	264

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Universal Display Corporation	21	3,710
Upland Software, Inc. (a)	11	416
Upstate Property Rentals, LLC (a)	17	849
Varonis Systems, Inc. (a)	14	1,633
Veeco Instruments Inc. (a)	24	276
Verint Systems Inc. (a)	36	1,739
Verra Mobility Corporation - Class A (a)	57	547
ViaSat, Inc. (a)	21	729
Viavi Solutions Inc. (a)	110	1,288
VirnetX Holding Corporation (b)	19	98
Virtusa Corporation (a)	14	673
Vishay Intertechnology Inc.	64	996
Vishay Precision Group, Inc. (a)	4	109
VMware, Inc. - Class A (a)	41	5,903
Western Digital Corporation	147	5,363
Wex, Inc. (a)	21	2,902
Workday, Inc. - Class A (a)	84	18,063
Workiva Inc. - Class A (a)	16	879
Xerox Holdings Corporation	95	1,784
Xilinx, Inc.	116	12,139
Xperi Holding Corporation (b)	51	587
Yext, Inc. (a)	35	532
Zebra Technologies Corp. - Class A (a)	27	6,731
Zendesk, Inc. (a)	54	5,560
Zoom Video Communications, Inc. - Class A (a)	78	36,530
Zscaler, Inc. (a)	36	5,120
Zuora, Inc. - Class A (a)	36	377
		4,285,802
Financials 3.8%
Visa Inc. - Class A	821	164,212
Western Union Co.	200	4,279
		168,491
Communication Services 0.2%
Switch Inc - Class A	37	573
VeriSign, Inc. (a)	52	10,566
		11,139
Energy 0.0%
SunPower Corporation (a) (b)	41	510
Total Common Stocks (cost $2,217,529)		4,465,942
SHORT TERM INVESTMENTS 0.5%
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	12,931	12,931
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	8,251	8,251
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	1,117	1,117
Total Short Term Investments (cost $22,299)		22,299
Total Investments 100.1% (cost $2,239,828)		4,488,241
Other Derivative Instruments 0.0%		80
Other Assets and Liabilities, Net (0.1)%		(5,537)
Total Net Assets 100.0%		4,482,784

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	165	December 2020	19,151	80	233

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon International Index Fund
COMMON STOCKS 98.5%
Japan 25.8%
ABC-Mart Inc.	4	197
Acom Co. Ltd. (a)	44	193
Advantest Corporation (a)	23	1,092
AEON Co. Ltd.	73	1,952
AEON Mall Co. Ltd.	11	150
Air Water Inc. (a)	18	241
Aisin Seiki Co. Ltd. (a)	19	590
Ajinomoto Co. Inc.	51	1,041
Alfresa Holdings Corp.	21	462
All Nippon Airways Co. Ltd. (a) (b)	13	299
Amada Co. Ltd.	37	351
Aozora Bank, Ltd. (a)	13	215
Asahi Breweries Ltd.	48	1,687
Asahi Glass Co. Ltd.	21	624
Asahi Intecc Co., Ltd.	22	700
Asahi Kasei Corp.	139	1,219
Astellas Pharma Inc.	208	3,095
Bandai Namco Holdings Inc.	22	1,624
Bank of Kyoto Ltd. (a)	6	275
Benesse Holdings Inc.	7	190
Bridgestone Corp.	60	1,890
Brother Industries Ltd. (a)	24	384
Calbee,Inc.	9	283
Canon Inc. (a)	111	1,832
Casio Computer Co. Ltd. (a)	22	357
Central Japan Railway Co.	16	2,275
China Bank Ltd. (a)	63	347
Chubu Electric Power Co. Inc.	71	862
Chugai Pharmaceutical Co. Ltd.	75	3,363
Chugoku Electric Power Co. Inc. (a)	34	422
Coca-Cola Bottlers Japan Holdings Inc.	14	228
Concordia Financial Group, Ltd. (a)	118	410
COSMOS Pharmaceutical Corporation	2	348
CyberAgent Inc.	11	698
Dai Nippon Printing Co. Ltd.	28	565
Daicel Corp. (a)	27	194
Daifuke Co. Ltd.	11	1,108
Dai-ichi Life Holdings, Inc.	120	1,692
Daiichi Sankyo Company, Ltd	188	5,767
Daikin Industries Ltd.	28	5,093
Dainippon Sumitomo Pharma Co. Ltd. (a)	20	263
Daito Trust Construction Co. Ltd. (a)	7	655
Daiwa House Industry Co. Ltd. (a)	63	1,621
Daiwa House REIT Investment Corporation	—	577
Daiwa Securities Group Inc. (a)	166	695
Denso Corp. (a)	48	2,096
Dentsu Inc.	25	726
Disco Corp.	3	754
East Japan Railway Co.	34	2,083
Eisai Co. Ltd. (a)	28	2,569
Electric Power Development Co., Ltd.	16	244
Familymart Co., Ltd. (a)	20	454
Fanuc Ltd.	21	4,121
Fast Retailing Co. Ltd.	7	4,080
Fuji Electric Holdings Co. Ltd.	14	440
FUJIFILM Holdings Corp.	40	1,972
Fujitsu Ltd.	22	2,955
Fukuoka Financial Group, Inc.	20	328
GLP J-REIT	—	594
GMO Payment Gateway, Inc.	5	492
Hakuhodo DY Holdings Incorporated	26	332
Hamamatsu Photonics KK	15	771
Hankyu Hanshin Holdings Inc.	26	842
Hikari Tsushin Inc.	2	547
Hino Motors Ltd.	33	215
Hirose Electric Co. Ltd.	4	487
Hisamitsu Pharmaceutical Co. Inc.	6	286
Hitachi Construction Machinery Co. Ltd. (a)	12	416
Hitachi Ltd.	108	3,653
Hitachi Metals Ltd.	25	392
Honda Motor Co. Ltd.	180	4,240
Hoshizaki Corporation	6	462
Hoya Corp.	42	4,686
Hulic Co. Ltd.	36	337
Idemitsu Kosan Co., Ltd. (a)	21	454
Iida Group Holdings Co., Ltd.	18	357
Inpex Corporation	115	616
Isetan Mitsukoshi Holdings Ltd. (a)	41	218
Isuzu Motors Ltd.	62	544
ITO EN, LTD.	5	378
ITOCHU Corp.	150	3,842
ITOCHU Techno-Solutions Corporation	11	406
Japan Airlines Co., Ltd	11	214
Japan Airport Terminal Co. Ltd. (a)	6	243
Japan Exchange Group Inc.	56	1,554
Japan Post Bank Co., Ltd. (a)	43	336
Japan Post Holdings Co., Ltd.	178	1,210
Japan Post Insurance Co., Ltd.	26	408
Japan Prime Realty Investment Corp. (a)	—	277
Japan Real Estate Investment Corp. (a)	—	738
Japan Retail Fund Investment Corp.	—	427
Japan Tobacco Inc.	134	2,453
JFE Holdings Inc.	56	390
JGC Holding Corporation	26	269
JS Group Corp. (a)	30	599
JSR Corp.	23	551
JTEKT Corp.	21	163
JXTG Holdings, Inc.	347	1,233
Kajima Corp. (a)	50	608
Kakaku.com Inc.	15	382
Kamigumi Co. Ltd.	10	200
Kansai Electric Power Co. Inc.	77	747
Kansai Paint Co. Ltd.	19	467
Kao Corp.	54	4,028
Kawasaki Heavy Industries Ltd. (a)	17	233
KDDI Corp. (a)	180	4,534
Keihan Holdings Co. Ltd.	11	468
Keikyu Corp. (a)	25	377
Keio Corp.	12	729
Keisei Electric Railway Co. Ltd.	14	408
Keyence Corp.	20	9,434
Kikkoman Corp. (a)	16	885
Kintetsu Corp.	19	821
Kirin Holdings Co. Ltd.	91	1,704
Kobayashi Pharmaceutical Co. Ltd.	6	532
Kobe Bussan Co., Ltd.	6	336
Koito Manufacturing Co. Ltd.	12	590
Komatsu Ltd. (a)	98	2,155
Konami Corp. (a)	10	424
Kose Corp.	4	465
Kubota Corp.	115	2,049
Kuraray Co. Ltd.	37	363
Kurita Water Industries Ltd.	10	339
Kyocera Corp.	35	2,028
Kyowa Kirin Co., Ltd.	30	861
Kyushu Electric Power Co. Inc. (a)	40	363
Kyushu Railway Company (a)	16	344
Lasertec Corporation	8	664
Lawson Inc.	6	291
Line Corporation (a) (b)	7	330
Lion Corp.	25	515
M3, Inc.	49	3,025
Makita Corp.	25	1,175
Marubeni Corp. (a)	179	1,015
Marui Group Co. Ltd. (a)	22	420
Maruichi Steel Tube Ltd. (a)	7	162
Mazda Motor Corp.	63	370
McDonald's Holdings Co. Japan Ltd. (a)	7	350
Mebuki Financial Group, Inc.	112	252
Medipal Holdings Corp.	21	423
Meiji Holdings Co., Ltd.	13	970
Mercari, Inc. (b)	8	376
Minebea Mitsumi Inc.	39	745
MISUMI Group Inc.	31	860
Mitsubishi Chemical Holdings Corporation	139	799
Mitsubishi Corp.	149	3,560

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Mitsubishi Electric Corp.	202	2,737
Mitsubishi Estate Co. Ltd.	131	1,970
Mitsubishi Gas Chemical Co. Inc.	17	308
Mitsubishi Heavy Industries Ltd.	35	778
Mitsubishi Materials Corp.	11	224
Mitsubishi Motors Corp. (a)	81	177
Mitsubishi UFJ Financial Group Inc.	1,358	5,369
Mitsubishi UFJ Lease & Finance Co. Ltd.	46	213
Mitsui & Co. Ltd. (a)	182	3,120
Mitsui Chemicals Inc.	20	477
Mitsui Fudosan Co. Ltd.	102	1,772
Miura Co.,Ltd.	9	440
Mizuho Financial Group Inc. (a)	268	3,340
MonotaRO Co., Ltd.	14	690
MS&AD Insurance Group Holdings, Inc. (a)	49	1,314
Murata Manufacturing Co. Ltd.	63	4,092
Nabtesco Corp. (a)	12	451
Nagoya Railroad Co. Ltd.	20	561
NEC Corp.	27	1,579
NEC Electronics Corp. (b)	83	608
NEXON Co.,Ltd.	53	1,328
NGK Insulators Ltd.	27	385
NGK Spark Plug Co. Ltd.	16	279
Nidec Corp.	50	4,636
Nihon M & A Center Inc.	16	915
Nikon Corp. (a)	35	237
Nintendo Co. Ltd.	12	7,065
Nippon Building Fund Inc.	—	783
Nippon Express Co. Ltd.	8	489
Nippon Meat Packers Inc.	9	416
Nippon Paint Co. Ltd.	16	1,677
Nippon Shinyaku Co., Ltd.	5	436
Nippon Steel Corporation	88	823
Nippon Telegraph & Telephone Corp.	143	2,909
Nippon Yusen KK	16	280
Nissan Chemical Industries Ltd.	14	760
Nissan Motor Co., Ltd.	255	902
Nisshin Seifun Group Inc. (a)	22	345
Nissin Foods Holdings Co. Ltd. (a)	7	649
Nitori Co. Ltd.	9	1,848
Nitto Denko Corp.	17	1,138
Nomura Holdings Inc.	351	1,594
Nomura Real Estate Holdings, Inc. (a)	13	244
Nomura Real Estate Master Fund. Inc.	—	605
Nomura Research Institute Ltd.	35	1,034
NSK Ltd. (a)	37	282
NTT Data Corp.	70	889
NTT DoCoMo Inc. (a)	126	4,648
Obayashi Corp.	75	678
Obic Co. Ltd.	8	1,369
Odakyu Electric Railway Co. Ltd. (a)	34	850
OJI Holdings Corp. (a)	98	448
Olympus Corp.	130	2,697
Omron Corp.	21	1,631
Ono Pharmaceutical Co. Ltd.	41	1,285
Oracle Corp. Japan	5	485
Oriental Land Co. Ltd. (a)	22	3,110
ORIX Corp.	147	1,825
Orix J-REIT Inc.	—	462
Osaka Gas Co. Ltd.	42	823
Otsuka Corp.	12	610
Otsuka Holdings Co., Ltd.	43	1,826
Pan Pacific International Holdings Corporation	45	1,052
Panasonic Corp.	244	2,069
Park24 Co. Ltd.	13	203
PeptiDream Inc. (a) (b)	10	478
Persol Holdings Co., Ltd.	19	306
Pigeon Corp.	13	576
Pola Orbis Holdings Inc.	12	217
Prologis	—	787
Rakuten Inc.	94	1,015
Recruit Holdings Co., Ltd.	141	5,605
Resona Holdings Inc. (a)	236	803
Ricoh Co. Ltd. (a)	77	519
Rinnai Corp.	4	390
Rohm Co. Ltd.	10	782
Ryohin Keikaku Co. Ltd.	26	428
Santen Pharmaceutical Co. Ltd.	39	803
SBI Holdings Inc.	26	669
SCSK Corporation (a)	5	280
Secom Co. Ltd.	23	2,149
Sega Sammy Holdings Inc.	21	259
Seibu Holdings Inc.	22	237
Seiko Epson Corp. (a)	31	357
Sekisui Chemical Co. Ltd.	40	637
Sekisui House Ltd.	69	1,222
Seven & I Holdings Co., Ltd.	83	2,562
Seven Bank, Ltd. (a)	68	164
SG Holdings Co., Ltd. (a)	16	851
Sharp Corp. (a)	22	277
Shimadzu Corp.	25	772
Shimamura Co. Ltd.	3	252
Shimano Inc.	8	1,613
Shimizu Corp. (a)	62	467
Shin-Etsu Chemical Co. Ltd.	39	5,101
Shinsei Bank Ltd.	18	220
Shionogi & Co. Ltd. (a)	30	1,581
Shiseido Co. Ltd.	44	2,524
Shizuoka Bank Ltd. (a)	49	337
Showa Denko KK	16	294
SMC Corp.	6	3,551
Softbank Corp. (a)	312	3,485
SoftBank Group Corp.	173	10,776
Sohgo Security Services Co. Ltd.	8	380
Sompo Holdings, Inc.	38	1,307
Sony Corp.	140	10,654
Square Enix Holdings Co. Ltd.	11	702
Stanley Electric Co. Ltd.	14	402
Subaru Corp. NPV	68	1,312
SUMCO Corporation	30	417
Sumitomo Chemical Co. Ltd.	170	564
Sumitomo Corp. (a)	133	1,589
Sumitomo Electric Industries Ltd.	85	957
Sumitomo Heavy Industries Ltd.	13	310
Sumitomo Metal Mining Co. Ltd.	25	786
Sumitomo Mitsui Financial Group Inc.	144	3,995
Sumitomo Mitsui Trust Holdings Inc.	37	972
Sumitomo Realty & Development Co. Ltd. (a)	34	1,001
Sumitomo Rubber Industries Inc.	20	184
Sundrug Co. Ltd.	8	298
Suntory Beverage & Food Limited	16	598
Suzuken Co. Ltd.	8	307
Suzuki Motor Corp.	41	1,735
Sysmex Corp.	18	1,750
T&D Holdings Inc.	58	567
Taiheiyo Cement Corp.	13	339
Taisei Corp.	22	738
Taisho Pharmaceutical Holdings Company Ltd.	4	244
Taiyo Nippon Sanso Corp.	16	240
Takeda Pharmaceutical Co. Ltd.	175	6,249
TDK Corp.	14	1,551
Teijin Ltd. (a)	20	302
Terumo Corp.	71	2,847
THK Co. Ltd.	13	332
TIS Inc.	24	498
Tobu Railway Co. Ltd.	22	666
Toho Co. Ltd.	13	516
Toho Gas Co. Ltd. (a)	8	397
Tohoku Electric Power Co. Inc. (a)	48	481
Tokio Marine Holdings Inc. (a)	70	3,074
Tokyo Century Corp. (a)	5	255
Tokyo Electric Power Co. Holdings Inc. (b)	162	446
Tokyo Electron Ltd.	17	4,309
Tokyo Gas Co. Ltd.	42	968
Tokyu Corp. (a)	56	730
Tokyu Fudosan Holdings Corporation (a)	63	271
Toppan Printing Co. Ltd.	30	424
Toray Industries Inc. (a)	156	712
Toshiba Corp.	44	1,111
Tosoh Corp.	28	453

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
TOTO Ltd. (a)	16	735
Toyo Suisan Kaisha Ltd.	10	529
Toyoda Gosei Co. Ltd.	7	151
Toyota Industries Corp.	17	1,042
Toyota Motor Corp.	235	15,482
Toyota Tsusho Corp. (a)	24	687
Trend Micro Inc.	15	909
TSURUHA Holdings ,Inc.	4	609
Unicharm Corp.	45	2,024
United Urban Investment Corp.	—	394
USS Co. Ltd. (a)	26	460
Welcia Holdings Co.,Ltd.	10	456
West Japan Railway Co.	18	907
Yahoo! Japan Corp.	294	1,958
Yakult Honsha Co. Ltd.	14	764
Yamada Denki Co. Ltd.	80	398
Yamaha Corp. (a)	15	734
Yamaha Motor Co. Ltd.	30	434
Yamato Holdings Co. Ltd.	35	925
Yamazaki Baking Co. Ltd.	13	227
Yaskawa Electric Corp.	27	1,063
Yokogawa Electric Corp.	25	395
Yokohama Rubber Co. Ltd.	12	168
ZOZO, Inc. (a)	12	321
		394,053
United Kingdom 12.8%
3i Group plc	107	1,378
Admiral Group PLC	22	731
Anglo American PLC	136	3,282
Antofagasta PLC	44	580
Ashtead Group Public Limited Company	50	1,816
Associated British Foods PLC	39	941
AstraZeneca PLC	145	15,863
Auto Trader Group PLC	109	792
AVEVA Group plc	7	460
Aviva PLC	433	1,592
BAE Systems PLC	360	2,230
Barclays PLC	1,908	2,405
Barratt Developments P L C	111	680
BP P.L.C.	2,252	6,546
British American Tobacco P.L.C.	255	9,153
BT Group Plc	973	1,233
Bunzl Public Limited Company	37	1,211
Burberry Group PLC	46	920
Coca-Cola European Partners PLC	22	872
Coca-Cola HBC AG	22	551
Compass Group PLC	198	2,971
Croda International Public Limited Company	14	1,155
DCC Public Limited Company	11	833
Diageo PLC	260	8,913
Direct Line Insurance Limited	154	536
Evraz PLC	52	232
Experian PLC	101	3,788
Ferguson PLC	25	2,490
Fiat Chrysler Automobiles N.V. (b)	120	1,474
GlaxoSmithKline PLC	555	10,386
GVC Holdings PLC	63	792
Halma Public Limited Company	42	1,259
Hargreaves Lansdown PLC	37	757
Hikma Pharmaceuticals Public Limited Company	18	616
HSBC Holdings PLC	2,259	8,790
Imperial Brands PLC	105	1,857
Informa Switzerland Limited	167	809
InterContinental Hotels Group PLC	19	1,000
Intertek Group Plc	18	1,447
J Sainsbury PLC	200	493
JD Sports Fashion Plc	51	527
Johnson Matthey PLC	21	634
Kingfisher Plc	231	883
Land Securities Group PLC	82	551
Legal & General Group PLC	668	1,615
Lloyds Banking Group PLC (b)	7,787	2,638
London Stock Exchange Group PLC	35	4,022
M&G PLC	291	599
Melrose Holdings Limited	545	806
Mondi plc	55	1,154
National Grid PLC	389	4,470
Next PLC	15	1,129
Ocado Group PLC (b)	50	1,774
Pearson PLC	83	591
Persimmon Public Limited Company	36	1,147
Prudential Public Limited Company (c)	291	4,161
Reckitt Benckiser Group PLC	79	7,708
Relx PLC	213	4,744
Rentokil Initial PLC (b)	210	1,448
Rio Tinto PLC	125	7,487
Rolls-Royce Holdings plc (a) (b)	216	359
RSA Insurance Group PLC	116	680
Schroders PLC	14	495
SEGRO Public Limited Company	131	1,577
Severn Trent PLC	26	818
Smith & Nephew PLC	97	1,900
Smiths Group PLC	44	766
Spirax-Sarco Engineering PLC	8	1,168
SSE PLC	114	1,769
St. James's Place PLC	61	735
Standard Chartered PLC	293	1,348
Standard Life Aberdeen PLC	256	747
Taylor Wimpey PLC	382	533
Tesco PLC	1,093	2,996
The Berkeley Group Holdings PLC	13	731
The British Land Company Public Limited Company	99	427
The Royal Bank of Scotland Group Public Limited Company	544	745
The Sage Group PLC.	123	1,140
Unilever N.V.	162	9,744
Unilever PLC	130	7,996
United Utilities Group PLC	77	849
Vodafone Group Public Limited Company	2,954	3,925
Whitbread PLC	22	612
WM Morrison Supermarkets P L C	262	574
WPP 2012 Limited	136	1,068
		195,624
Switzerland 10.4%
ABB Ltd.	204	5,172
Adecco Group AG	17	894
Alcon AG (b)	55	3,089
Baloise Holding AG	5	782
Banque Cantonale Vaudoise (a)	3	302
Barry Callebaut AG	—	769
Clariant AG	24	463
Compagnie Financiere Richemont SA	58	3,869
Credit Suisse Group AG	267	2,679
EMS-Chemie Holding AG (a)	1	801
Geberit AG	4	2,426
Givaudan SA	1	4,393
Glencore PLC	1,100	2,272
Julius Bar Gruppe AG	25	1,044
Kühne + Nagel International AG	6	1,182
LafargeHolcim Ltd.	58	2,638
Lindt & Spruengli AG	—	978
Logitech International S.A.	18	1,389
Lonza Group AG	8	5,066
Nestle SA	330	39,155
Novartis AG	246	21,321
Partners Group Holding AG	2	1,929
Roche Holding AG	78	26,632
Schindler Holding AG	2	627
SGS SA	1	1,777
Sika AG	16	3,857
Sonova Holding AG	6	1,521
STMicroelectronics NV	71	2,197
Straumann Holding AG	1	1,178
Swatch Group AG	3	733
Swatch Group AG - Class N	6	260
Swiss Life Holding AG	4	1,331
Swiss Prime Site AG	8	756
Swiss Re AG	32	2,403
Swisscom AG	3	1,502

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Temenos Group AG	7	996
UBS Group AG	405	4,514
Vifor Pharma Management AG	5	675
Zurich Insurance Group AG	17	5,787
		159,359
France 10.0%
Accor SA (b)	20	570
Adevinta ASA (b)	24	414
Aeroports de Paris	3	316
Alstom (b)	22	1,075
Amundi (b)	7	480
Arkema	8	838
AtoS SE (b)	11	872
AXA SA	213	3,935
Biomerieux SA	5	729
BNP Paribas SA	124	4,502
Bollore SA	105	392
Bouygues SA	25	874
Bureau Veritas (b)	34	760
Capgemini SA	18	2,270
Carrefour SA	67	1,079
Cie de Saint-Gobain (b)	57	2,406
Cie Generale d'Optique Essilor International SA	31	4,267
CNP Assurances SA (b)	18	224
Compagnie Generale des Etablissements Michelin	19	2,012
Covivio	5	368
Credit Agricole SA	131	1,142
Danone	68	4,401
Dassault Aviation SA (b)	—	243
Dassault Systemes SA	15	2,759
EDENRED	27	1,221
Eiffage (b)	9	749
Electricite de France	71	748
Engie (b)	202	2,703
Eurazeo SA (b)	4	218
Eurofins Scientific SE (a) (b)	1	1,166
Faurecia (b)	8	350
Gecina SA	5	699
Getlink S.E. (b)	51	689
Hermes International SCA	4	3,020
Icade SA	4	209
Iliad SA	2	325
Ingenico Group (a) (b)	7	1,036
IPSEN	4	443
JC Decaux SA (b)	9	154
Kering SA	8	5,553
Klepierre (a)	22	311
La Francaise Des Jeux	9	313
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	53	8,337
Legrand SA	30	2,386
L'Oreal SA	28	9,075
LVMH Moet Hennessy Louis Vuitton SE	31	14,376
Natixis (b)	100	224
Orange SA	219	2,283
Orpea (b)	6	629
Pernod-Ricard SA	23	3,736
Peugeot SA (b)	65	1,171
Publicis Groupe SA (a)	22	721
Remy Cointreau SA	2	447
Renault SA (b)	22	562
Safran (b)	36	3,526
Sanofi SA	126	12,546
Sartorius Stedim Biotech	3	1,085
Schneider Electric SE (b)	61	7,614
SCOR (b)	17	468
SEB SA	3	412
Societe Generale SA (b)	91	1,198
Sodexo SA	10	710
SUEZ	39	724
Teleperformance	6	2,000
Thales SA	12	904
Total SA (a)	274	9,328
Ubisoft Entertainment (b)	10	923
Valeo	26	807
Veolia Environnement	61	1,313
VINCI	57	4,789
Vivendi SA	92	2,568
Wendel SA	3	283
Worldline (b)	15	1,265
		153,245
Germany 8.8%
Adidas AG (b)	21	6,824
Allianz SE	46	8,850
Aroundtown SA (b)	130	652
BASF SE	102	6,169
Bayer AG	109	6,722
Bayerische Motoren Werke AG	37	2,671
Beiersdorf AG	11	1,290
Brenntag AG	17	1,076
Carl Zeiss Meditec AG	4	554
Ceconomy AG	22	219
Continental AG	12	1,342
Covestro AG	19	947
Daimler AG	95	5,080
Delivery Hero SE (b)	14	1,644
Deutsche Bank Aktiengesellschaft (b)	217	1,817
Deutsche Boerse AG	21	3,694
Deutsche Lufthansa AG (b)	29	252
Deutsche Post AG	109	4,966
Deutsche Telekom AG	370	6,187
Dresdner Bank AG (b)	109	532
DW Property Invest GmbH	38	1,912
E.ON SE	247	2,725
Evonik Industries AG	23	582
Fraport AG Frankfurt Airport Services Worldwide (b)	5	182
Fresenius Medical Care AG & Co. KGaA	24	1,988
Fresenius SE & Co. KGaA	47	2,132
GEA Group AG	17	606
Hannover Rueck SE	7	1,023
HeidelbergCement AG	17	1,024
Henkel AG & Co. KGaA	11	1,071
Hochtief AG	3	229
Infineon Technologies AG	139	3,900
Kion Group AG	7	605
Knorr - Bremse Aktiengesellschaft	7	875
LANXESS Aktiengesellschaft	10	548
LEG Immobilien AG	8	1,075
Merck KGaA	14	2,078
MTU Aero Engines AG	6	975
Muenchener Rueckversicherungs AG	16	3,954
Nemetschek SE	6	438
Puma SE (b)	9	832
RWE AG	70	2,618
SAP SE	116	17,963
Scout24 Holding GmbH	12	1,022
Siemens AG	85	10,692
Siemens Energy AG (b)	42	1,141
Siemens Healthineers AG	28	1,260
Symrise AG	14	1,975
TeamViewer AG (b)	14	688
Telefonica Deutschland Holding AG	108	277
ThyssenKrupp AG (b)	43	216
Uniper SE	22	706
United Internet AG	11	440
Volkswagen AG	4	632
Vonovia SE	55	3,774
Zalando SE (b)	17	1,583
		135,229
Australia 6.8%
Afterpay Limited (b)	23	1,328
AGL Energy Limited	68	662
AMP Ltd.	361	340
Ampol Limited	27	464
APA Group (a)	133	991
Aristocrat Leisure Ltd.	63	1,371
ASX Ltd.	22	1,278
Aurizon Holdings Limited	207	631
AusNet Services Holdings Pty Ltd	213	287

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Australia & New Zealand Banking Group Ltd.	315	3,900
BHP Group PLC	233	4,971
BHP Group PLC (a)	328	8,372
BlueScope Steel Ltd.	57	518
Brambles Limited	170	1,290
CIMIC Group Limited	12	159
Coca-Cola Amatil Ltd. (a)	60	413
Cochlear Ltd.	7	1,029
Coles Group Limited	149	1,827
Commonwealth Bank of Australia	197	9,006
Computershare Ltd. (a)	54	472
Crown Resorts Limited	38	244
CSL Ltd. (a)	50	10,385
DEXUS Funds Management Limited	120	763
Evolution Mining Limited	173	717
Fortescue Metals Group Ltd.	189	2,214
Goodman Funding Pty Ltd	182	2,355
GPT Group	209	584
Insurance Australia Group Ltd.	265	833
LendLease Corp. Ltd.	73	587
Macquarie Group Limited	38	3,246
Magellan Financial Group Ltd	14	558
Medibank Private Limited	314	567
Mirvac Group	455	713
National Australia Bank Ltd. (a)	355	4,543
Newcrest Mining Ltd.	89	2,001
Northern Star Resources Ltd.	80	781
Oil Search Ltd.	212	405
Orica Ltd.	46	512
Origin Energy Ltd.	197	610
Qantas Airways Ltd.	84	248
QBE Insurance Group Ltd.	155	960
Ramsay Health Care Ltd.	20	951
REA Group Ltd. (a)	6	478
Rio Tinto Ltd.	41	2,773
Santos Ltd.	200	705
Scentre Group Limited	592	942
SEEK Limited	36	555
Sonic Health Care Ltd. (a)	50	1,188
South32 Limited	536	790
Stockland	269	733
Suncorp Group Ltd.	144	869
Sydney Airport Corporation Limited	143	599
Tabcorp Holdings Ltd.	224	541
Telstra Corp. Ltd.	470	944
TPG Telecom Limited (b)	45	236
Transurban Group	301	3,060
Treasury Wine Estates Limited	84	541
Vicinity Centres RE Ltd	371	367
Washington H Soul Pattinson & Co. Ltd. (a)	12	198
Wesfarmers Ltd.	126	4,023
Westpac Banking Corporation	399	4,837
Wisetech Global Limited	17	309
Woodside Petroleum Ltd.	105	1,323
Woolworths Group Ltd.	141	3,682
		103,779
Netherlands 4.8%
ABN AMRO Bank N.V. - CVA	49	413
Adyen B.V. (b)	2	3,678
Aegon NV (a)	192	498
Airbus SE (b)	65	4,743
Akzo Nobel N.V.	22	2,181
Altice N.V. (b)	66	318
argenx SE (b)	4	1,136
ASML Holding	47	17,376
CNH Industrial N.V. (b)	114	888
Heineken Holding N.V.	13	984
Heineken NV	29	2,539
ING Groep N.V. (b)	432	3,068
Just Eat Takeaway.Com N.V. (b)	14	1,537
Koninklijke Ahold Delhaize N.V.	123	3,639
Koninklijke DSM N.V.	19	3,149
Koninklijke KPN N.V.	392	922
Koninklijke Philips N.V.	101	4,753
Koninklijke Vopak N.V.	8	440
NN Group N.V.	32	1,217
Prosus N.V. (b)	54	4,969
Randstad NV	14	713
Royal Dutch Shell PLC - Class A	453	5,630
Royal Dutch Shell PLC - Class B	409	4,963
Unibail-Rodamco SE (a)	16	579
Wolters Kluwer NV	30	2,594
		72,927
Sweden 3.3%
Aktiebolaget Electrolux - Class B (a)	24	564
Aktiebolaget Industrivarden - Class C (b)	18	490
Aktiebolaget SKF - Class B	43	885
Aktiebolaget Volvo - Class B (b)	164	3,160
Alfa Laval AB (b)	36	790
Assa Abloy AB - Class B	110	2,579
Atlas Copco Aktiebolag - Class A	75	3,576
Atlas Copco Aktiebolag - Class B	43	1,786
Boliden AB	31	929
Epiroc Aktiebolag - Class A	73	1,061
Epiroc Aktiebolag - Class B	44	606
EQT AB (d)	24	473
Essity Aktiebolag (publ) - Class B (b)	67	2,264
Evolution Gaming Group AB (publ)	14	914
Hennes & Mauritz AB - Class B (a)	88	1,516
Hexagon Aktiebolag - Class B (b)	31	2,347
Husqvarna Aktiebolag - Class B	46	508
ICA Gruppen Aktiebolag (a)	11	556
Investmentaktiebolaget Latour	14	338
Investor AB - Class B	50	3,309
Kinnevik AB	27	1,098
L E Lundbergforetagen AB - Series B (b)	9	447
Lundin Petroleum AB	21	428
NIBE Industrier AB (b)	34	865
Nordea Bank ABP	359	2,737
Sandvik AB (b)	124	2,423
Securitas AB - Class B (b)	34	527
Skandinaviska Enskilda Banken AB - Class A (b)	180	1,598
Skanska AB - Class B	38	807
Svenska Cellulosa Aktiebolaget SCA - Class B (b)	66	948
Svenska Handelsbanken AB - Class A (b)	174	1,459
Swedbank AB - Class A (b)	99	1,556
Swedish Match AB	18	1,479
Tele2 AB - Class B (a)	55	772
Telefonaktiebolaget LM Ericsson - Class B (a)	326	3,568
Telia Co. AB	277	1,138
		50,501
Hong Kong 3.1%
AIA Group Limited	1,338	13,269
ASM Pacific Technology Ltd.	36	366
Bank of East Asia Ltd.	141	261
BOC Hong Kong Holdings Ltd.	418	1,111
Budweiser Brewing Company APAC Limited	189	556
CK Asset Holdings Limited	283	1,388
CK Hutchison Holdings Limited	303	1,833
CK Infrastructure Holdings Limited	71	334
CLP Holdings Ltd.	181	1,691
Dairy Farm International Holdings Ltd.	43	164
Galaxy Entertainment Group Ltd.	240	1,620
Hang Lung Properties Ltd.	226	577
Hang Seng Bank Ltd.	86	1,278
Henderson Land Development Co. Ltd.	167	618
HK Electric Investments Limited	290	299
HKT Trust	431	573
Hong Kong & China Gas Co. Ltd.	1,170	1,681
Hong Kong Exchanges & Clearing Ltd.	133	6,279
Hongkong Land Holdings Ltd.	135	504
Jardine Matheson Holdings Ltd.	25	995
Kerry Properties Ltd.	82	212
Link Real Estate Investment Trust	230	1,878
Melco Resorts & Entertainment Ltd. - ADR	23	380
MicroPort Scientific Corporation (a)	69	276
MTR Corp.	173	860
New World Development Company Limited	173	842

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Pacific Century Premium Developments Limited (b)	54	14
PCCW Ltd.	504	301
Power Assets Holdings Ltd.	152	799
Sino Land Co.	345	405
SJM Holdings Limited	210	250
Sun Hung Kai Properties Ltd.	144	1,851
Swire Pacific Ltd. - Class A (a)	55	269
Swire Properties Limited	128	339
Techtronic Industries Company Limited	152	2,031
WH Group Limited	1,054	863
Wharf Real Estate Investment Company Limited	173	710
		47,677
Denmark 2.5%
A P Moller - Maersk A/S - Class A	—	544
A P Moller - Maersk A/S - Class B	1	1,138
Ambu A/S (a)	17	487
Carlsberg A/S - Class B	11	1,548
Chr. Hansen Holding A/S (a)	12	1,326
Coloplast A/S - Class B	13	2,088
Danske Bank A/S (b)	75	1,016
Demant A/S (a) (b)	12	374
DSV Panalpina A/S	23	3,748
Genmab A/S (b)	7	2,626
GN Store Nord A/S	14	1,040
H Lundbeck A/S	8	275
Novo Nordisk A/S - Class B	191	13,172
Novozymes A/S - Class B	23	1,429
Orsted A/S	21	2,858
Pandora A/S	11	784
Tryg A/S	13	418
Vestas Wind Systems A/S	22	3,507
		38,378
Spain 2.2%
ACS, Actividades de Construccion y Servicios, S.A. (a)	28	634
AENA, S.M.E., S.A. (b)	7	1,035
Amadeus IT Group SA	49	2,719
Banco Bilbao Vizcaya Argentaria SA	737	2,049
Banco Santander, S.A.	1,833	3,426
Bankinter SA	75	322
CaixaBank, S.A.	403	855
Cellnex Telecom, S.A.	35	2,147
Enagas SA	28	644
Endesa SA	35	943
Ferrovial, S.A.	53	1,293
Grifols, S.A. - Class A (a)	34	972
Iberdrola, Sociedad Anonima	660	8,103
Industria de Diseno Textil, S.A.	121	3,366
MAPFRE, S.A.	134	210
Naturgy Energy Group SA	32	643
Red Electrica Corporacion, S.A.	49	913
Repsol SA	156	1,045
Siemens Gamesa Renewable Energy, S.A.	26	701
Telefonica SA (a)	546	1,876
		33,896
Italy 2.0%
Assicurazioni Generali SpA	122	1,720
Atlantia SpA (b)	57	891
Davide Campari-Milano S.p.A.	66	716
DiaSorin S.p.A.	3	534
Enel SpA	904	7,844
ENI SpA	282	2,206
Exor Nederland N.V.	12	643
Ferrari N.V.	14	2,576
Finecobank Banca Fineco SPA (b)	68	939
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	23	256
Intesa Sanpaolo SpA (b)	1,824	3,423
Leonardo S.p.A.	42	247
Mediobanca SpA	69	537
Moncler S.p.A. (b)	21	844
Nexi S.p.A. (b)	40	809
Pirelli & C. S.p.A. (b)	44	188
Poste Italiane - Societa' Per Azioni	60	530
Prysmian S.p.A.	27	774
Recordati Industria Chimica E Farmaceutica S.p.A.	12	594
Snam Rete Gas SpA	224	1,151
Telecom Italia SpA	683	276
Telecom Italia SpA	906	363
Terna – Rete Elettrica Nazionale S.p.A.	155	1,081
UniCredit S.p.A. (b)	235	1,936
		31,078
Singapore 1.1%
Ascendas REIT	333	796
CapitaLand Commercial Trust	301	364
CapitaLand Ltd.	295	588
CapitaMall Trust	300	427
City Developments Ltd.	54	303
DBS Group Holdings Ltd.	199	2,919
Genting Singapore Limited	709	349
Jardine Cycle & Carriage Ltd.	12	160
Keppel Corporation Limited	168	549
Mapletree Commercial Trust Management Ltd. (e)	232	332
Mapletree Logistics Trust Management Ltd.	272	409
Oversea-Chinese Banking Corporation Limited	366	2,271
Singapore Airlines Ltd.	155	397
Singapore Exchange Ltd.	93	628
Singapore Technologies Engineering Ltd.	172	438
Singapore Telecommunications Limited	924	1,440
Suntec Real Estate Investment Trust	215	231
United Overseas Bank Ltd.	132	1,844
UOL Group Ltd.	50	243
Venture Corp. Ltd.	31	435
Wilmar International Limited	220	715
Yangzijiang Shipbuilding (Holdings) Ltd.	285	207
		16,045
Finland 1.0%
Elisa Oyj	16	917
Fortum Oyj	49	992
Kone Corporation - Class B	37	3,288
Neste Oyj	47	2,473
Nokia Oyj (b)	622	2,436
Orion Oyj - Class B	12	550
Sampo Oyj - Class A	52	2,058
Stora Enso Oyj - Class R	64	994
UPM-Kymmene Oyj	59	1,791
Wartsila Oyj	50	390
		15,889
Belgium 0.9%
ageas SA/NV	20	820
Anheuser-Busch InBev	84	4,539
Colruyt SA	6	400
Elia Group	3	313
Galapagos (b)	5	685
Groupe Bruxelles Lambert SA	13	1,136
KBC Groep NV	28	1,382
Proximus	18	320
Sofina	2	435
Solvay SA	8	694
Telenet Group Holding	5	210
UCB SA	14	1,595
Umicore	22	922
		13,451
Ireland 0.8%
CRH Plc	88	3,167
Flutter Entertainment Public Limited Company	17	2,708
James Hardie Industries Public Limited Company - CDI	49	1,176
Kerry Group Plc - Class A	18	2,254
Kingspan Group Plc	17	1,562
Smurfit Kappa Funding Designated Activity Company	25	996
		11,863
Israel 0.6%
Azrieli Group Ltd.	5	223
Bank Hapoalim BM	124	663
Bank Leumi Le-Israel BM	166	732

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Check Point Software Technologies Ltd (b)	13	1,555
CyberArk Software Ltd. (b)	4	455
Elbit Systems Ltd.	3	349
Israel Chemicals Ltd.	77	273
Israel Discount Bank Ltd. - Class A	134	363
Mizrahi Tefahot Bank Ltd.	17	295
Nice Ltd. (b)	7	1,597
Teva Pharmaceutical Industries Ltd - ADR (b)	120	1,083
Wix.Com Ltd. (b)	6	1,432
		9,020
Norway 0.5%
DNB Bank ASA (b)	105	1,453
Equinor ASA	112	1,593
Gjensidige Forsikring ASA	22	453
Mowi ASA	48	858
Norsk Hydro ASA	158	435
Orkla ASA	83	833
Schibsted ASA - Class B (b)	10	412
Telenor ASA	80	1,338
Yara International ASA	19	745
		8,120
New Zealand 0.3%
a2 Milk Co. Ltd. (b)	81	826
Auckland International Airport Limited	134	646
Fisher & Paykel Healthcare Corp.	65	1,425
Mercury NZ Limited	79	266
Meridian Energy Limited	138	454
Ryman Healthcare Ltd.	42	396
Spark New Zealand Ltd.	200	625
		4,638
Portugal 0.2%
Banco Espirito Santo SA (b) (f)	413	—
Energias de Portugal SA	306	1,503
Galp Energia, SGPS, S.A.	54	503
Jeronimo Martins, SGPS, S.A.	30	477
		2,483
Austria 0.2%
Andritz AG	8	249
Erste Group Bank AG	32	669
OMV AG	17	470
Raiffeisen Bank International AG (b)	16	243
Verbund AG	7	399
Voestalpine AG	14	364
		2,394
United States of America 0.1%
AerCap Holdings N.V. (b)	15	373
Jardine Strategic Holdings Ltd.	26	509
Qiagen N.V. (b)	26	1,336
		2,218
Luxembourg 0.1%
ArcelorMittal (a) (b)	81	1,076
SES S.A. - FDR	45	319
Tenaris SA	53	263
		1,658
Macau 0.1%
Sands China Ltd.	267	1,038
Wynn Macau, Limited (b)	171	278
		1,316
China 0.1%
BeiGene, Ltd. - ADR (b)	4	1,230
Malta 0.0%
BGP Holdings PLC (b) (f)	479	—
United Arab Emirates 0.0%
NMC Health PLC (b) (f)	12	—
Total Common Stocks (cost $1,378,777)		1,506,071
PREFERRED STOCKS 0.7%
Germany 0.6%
Bayerische Motoren Werke AG	6	336
Fuchs Petrolub SE	7	378
Henkel AG & Co. KGaA (g)	20	2,062
Porsche Automobil Holding SE (g)	17	1,031
Sartorius AG	4	1,600
Volkswagen AG (g)	21	3,336
		8,743
Switzerland 0.1%
Lindt & Spruengli AG (g)	—	996
Schindler Holding AG (g)	5	1,258
		2,254
Total Preferred Stocks (cost $9,585)		10,997
SHORT TERM INVESTMENTS 4.5%
Securities Lending Collateral 4.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (h)	65,847	65,847
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (h)	1,574	1,574
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (i) (j)	833	833
Total Short Term Investments (cost $68,254)		68,254
Total Investments 103.7% (cost $1,456,616)		1,585,322
Other Derivative Instruments (0.0)%		(156)
Other Assets and Liabilities, Net (3.7)%		(55,996)
Total Net Assets 100.0%		1,529,170

(a) All or a portion of the security was on loan as of September 30, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $473 and 0.0% of the Fund.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Convertible security.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) The coupon rate represents the yield to maturity.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Mellon International Index Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	6,031	—	344	93	144	(1,670)	4,161	0.3

JNL/Mellon International Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mapletree Commercial Trust Management Ltd.	11/26/19	414	332	—

JNL/Mellon International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	79	December 2020	EUR	2,592	(10)	(82)
FTSE 100 Index	17	December 2020	GBP	1,019	(6)	(33)
S&P/ASX 200 Index	8	December 2020	AUD	1,175	(18)	(11)
TOPIX Index	20	December 2020	JPY	326,435	(62)	(13)
					(96)	(139)

JNL/Mellon International Index Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BMO	12/16/20	AUD	773	554	(9)
AUD/USD	BOA	12/16/20	AUD	896	642	(11)
AUD/USD	JPM	12/16/20	AUD	147	105	(2)
EUR/USD	BOA	12/16/20	EUR	2,354	2,763	(21)
EUR/USD	CIT	12/16/20	EUR	331	388	(4)
EUR/USD	HSB	12/16/20	EUR	2,458	2,886	(24)
GBP/USD	BMO	12/16/20	GBP	181	234	(1)
GBP/USD	BOA	12/16/20	GBP	1,034	1,336	(5)
GBP/USD	JPM	12/16/20	GBP	1,212	1,565	(9)
JPY/USD	BOA	12/16/20	JPY	245,213	2,327	(17)
JPY/USD	UBS	12/16/20	JPY	379,889	3,605	22
USD/AUD	BMO	12/16/20	AUD	(377)	(270)	(2)
USD/AUD	BMO	12/16/20	AUD	(404)	(289)	4
USD/AUD	CBA	12/16/20	AUD	(146)	(105)	(2)
USD/AUD	CBA	12/16/20	AUD	(587)	(421)	5
USD/AUD	JPM	12/16/20	AUD	(147)	(105)	2
USD/AUD	RBC	12/16/20	AUD	(148)	(106)	2
USD/EUR	BMO	12/16/20	EUR	(156)	(183)	(1)
USD/EUR	BMO	12/16/20	EUR	(765)	(898)	10
USD/EUR	CBA	12/16/20	EUR	(600)	(705)	(5)
USD/EUR	CBA	12/16/20	EUR	(620)	(727)	6
USD/EUR	RBC	12/16/20	EUR	(448)	(526)	(1)
USD/EUR	RBC	12/16/20	EUR	(1,008)	(1,184)	1
USD/EUR	SCB	12/16/20	EUR	(830)	(975)	14
USD/EUR	SGA	12/16/20	EUR	(479)	(562)	5
USD/GBP	BMO	12/16/20	GBP	(786)	(1,015)	(7)
USD/GBP	BMO	12/16/20	GBP	(58)	(75)	—
USD/GBP	CIT	12/16/20	GBP	(363)	(468)	—
USD/GBP	JPM	12/16/20	GBP	(232)	(301)	(2)
USD/GBP	JPM	12/16/20	GBP	(333)	(430)	3
USD/GBP	RBC	12/16/20	GBP	(244)	(315)	2
USD/GBP	SGA	12/16/20	GBP	(180)	(232)	(2)
USD/JPY	BMO	12/16/20	JPY	(132,658)	(1,259)	(3)
USD/JPY	BMO	12/16/20	JPY	(32,260)	(306)	—
USD/JPY	CBA	12/16/20	JPY	(32,380)	(307)	—
USD/JPY	CIT	12/16/20	JPY	(97,230)	(923)	(1)
USD/JPY	CIT	12/16/20	JPY	(64,900)	(616)	4
USD/JPY	JPM	12/16/20	JPY	(201,942)	(1,916)	(13)
USD/JPY	JPM	12/16/20	JPY	(32,600)	(309)	2
USD/JPY	SGA	12/16/20	JPY	(16,300)	(155)	—
					722	(60)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.2%
Materials 99.1%
AdvanSix Inc. (a)	1	16
Air Products and Chemicals, Inc.	11	3,206
Albemarle Corporation	5	464
Alcoa Corporation (a)	9	103
Allegheny Technologies Incorporated (a)	6	55
Amcor Plc	77	846
American Vanguard Corporation	1	16
Amyris, Inc. (a) (b)	5	14
AptarGroup, Inc.	3	352
Arconic Corporation (a)	5	91
Ashland Global Holdings Inc.	3	189
Avery Dennison Corporation	4	520
Avient Corporation	4	118
Axalta Coating Systems Ltd. (a)	10	229
Balchem Corporation	2	155
Ball Corporation	16	1,321
Berry Global Group, Inc. (a)	6	311
Boise Cascade Company	2	76
Cabot Corp.	3	99
Carpenter Technology Corp.	2	43
Celanese Corp. - Class A	6	620
Century Aluminum Co. (a) (b)	2	17
CF Industries Holdings Inc.	10	318
Chase Corporation	—	37
Clearwater Paper Corporation (a)	1	32
Cleveland-Cliffs Inc. (b)	20	126
Coeur d'Alene Mines Corp. (a)	12	87
Commercial Metals Co.	6	114
Compass Minerals International, Inc.	2	98
Corteva, Inc.	36	1,049
Crown Holdings Inc. (a)	7	506
Domtar Corp.	3	68
Dow Inc.	36	1,699
DuPont de Nemours, Inc.	36	1,985
Eagle Materials Inc.	2	167
Eastman Chemical Co.	7	519
Ecolab Inc.	12	2,484
Element Solutions, Inc. (a)	11	115
Ferro Corporation (a)	4	46
FMC Corporation	6	669
Forterra, Inc. (a)	1	18
Freeport-McMoRan Inc. - Class B	71	1,104
FutureFuel Corp.	1	14
GCP Applied Technologies Inc. (a)	2	47
Graphic Packaging Holding Company	14	193
Greif Inc. - Class A	1	45
Greif Inc. - Class B	—	10
H.B. Fuller Company	2	115
Hawkins Inc.	—	20
Haynes International Inc.	1	10
Hecla Mining Co.	26	132
Huntsman Corp.	10	215
Ingevity Corporation (a)	2	97
Innospec Inc.	1	76
International Flavors & Fragrances Inc.	4	511
International Paper Company	18	737
Kaiser Aluminum Corporation	1	42
Kraton Corporation (a)	2	29
Kronos Worldwide, Inc.	1	14
Linde Public Limited Company	26	6,094
Livent Corporation (a)	7	62
Louisiana-Pacific Corp.	5	162
LyondellBasell Industries N.V. - Class A	13	915
Martin Marietta Materials Inc.	3	715
Materion Corp.	1	49
Mercer International Inc.	2	13
Minera Andes Inc. (a) (b)	16	17
Minerals Technologies Inc.	2	86
MOS Holdings Inc.	17	319
Myers Industries Inc.	1	18
Neenah Inc.	1	30
NewMarket Corp.	—	145
Newmont Corporation	39	2,482
Nucor Corporation	15	659
O-I Glass, Inc.	7	77
Olin Corporation	8	95
Orion Engineered Carbons Finance & Co. S.C.A.	3	39
P.H. Glatfelter Co.	2	31
Packaging Corporation of America	5	505
PPG Industries, Inc.	11	1,404
PQ Group Holdings Inc. (a)	2	19
Quaker Chemical Corp.	1	117
Reliance Steel & Aluminum Co.	3	315
Royal Gold Inc.	3	382
RPM International Inc.	6	524
Schnitzer Steel Industries Inc. - Class A	1	26
Schweitzer-Mauduit International Inc.	1	46
Scotts Miracle-Gro Co. - Class A	2	309
Sealed Air Corporation	8	293
Sensient Technologies Corporation	2	120
Sherwin-Williams Co.	4	2,775
Silgan Holdings Inc.	4	140
Sonoco Products Co.	5	250
Steel Dynamics Inc.	10	292
Stepan Co.	1	108
Summit Materials, Inc. - Class A (a)	6	92
SunCoke Energy, Inc.	4	13
The Chemours Company	8	168
Tredegar Corp.	1	20
Trinseo S.A.	2	40
Tronox Holdings PLC	5	37
U.S. Concrete, Inc. (a)	1	20
United States Lime & Minerals Inc.	—	8
United States Steel Corporation (b)	11	79
Valvoline, Inc.	9	172
Verso Corporation - Class A	1	11
Vulcan Materials Co.	6	873
W. R. Grace & Co.	3	111
Warrior Met Coal, Inc.	3	43
Westlake Chemical Corporation	2	118
Westrock Company, Inc.	13	436
Worthington Industries Inc.	2	78
		44,361
Industrials 0.1%
Ranpak Holdings Corp (a)	1	13
Total Common Stocks (cost $41,867)		44,374
INVESTMENT COMPANIES 0.1%
Vanguard Materials ETF	—	40
Total Investment Companies (cost $41)		40
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	558	558
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	109	109
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	60	60
Total Short Term Investments (cost $727)		727
Total Investments 100.9% (cost $42,635)		45,141
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (0.9)%		(384)
Total Net Assets 100.0%		44,760

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	4	December 2020	278	3	(9)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon MSCI KLD 400 Social Index Fund
COMMON STOCKS 99.4%
Information Technology 30.4%
Accenture Public Limited Company - Class A	4	1,004
Adobe Inc. (a)	3	1,641
Advanced Micro Devices, Inc. (a)	8	664
Analog Devices, Inc.	3	300
ANSYS, Inc. (a)	1	196
Applied Materials, Inc.	6	377
ASGN Incorporated (a)	—	23
Autodesk, Inc. (a)	2	352
Automatic Data Processing, Inc.	3	414
Cadence Design Systems Inc. (a)	2	206
Cisco Systems, Inc.	29	1,156
Citrix Systems Inc.	1	110
Cognex Corp.	1	79
Cognizant Technology Solutions Corp. - Class A	4	266
CommScope Holding Company, Inc. (a)	1	9
Corning Incorporated	5	169
Dell Technology Inc. - Class C (a)	2	114
F5 Networks, Inc. (a)	—	57
Flex Ltd. (a)	3	36
Fortinet, Inc. (a)	1	113
Hewlett Packard Enterprise Company	8	79
HP Inc.	10	191
IHS Markit Ltd.	3	205
Intel Corporation	30	1,527
International Business Machines Corporation	6	748
Intuit Inc.	2	591
Itron Inc. (a)	—	18
Keysight Technologies, Inc. (a)	1	127
Lam Research Corp.	1	332
MasterCard Incorporated - Class A	6	2,098
Microchip Technology Incorporated	2	170
Microsoft Corporation	50	10,524
Motorola Solutions Inc.	1	181
NortonLifelock Inc.	4	79
NVIDIA Corporation	4	2,310
Okta, Inc. - Class A (a)	1	168
Oracle Corporation	14	852
Paycom Software, Inc. (a)	—	106
Paypal Holdings, Inc. (a)	8	1,531
Plantronics Inc.	—	1
Salesforce.Com, Inc. (a)	6	1,574
ServiceNow, Inc. (a)	1	645
Skyworks Solutions, Inc.	1	168
Slack Technologies, Inc. - Class A (a)	3	70
Splunk Inc. (a)	1	207
TE Connectivity Ltd.	2	219
Teradata Corporation (a)	1	18
Texas Instruments Incorporated	6	907
Trimble Inc. (a)	2	81
VMware, Inc. - Class A (a)	1	82
Workday, Inc. - Class A (a)	1	263
Xerox Holdings Corporation	1	22
Zebra Technologies Corp. - Class A (a)	—	91
		33,471
Communication Services 13.5%
Alphabet Inc. - Class A (a)	2	3,050
Alphabet Inc. - Class C (a)	2	3,085
Booking Holdings Inc. (a)	—	491
CenturyLink Inc.	7	66
Discovery, Inc. - Class A (a) (b)	1	25
Discovery, Inc. - Class C (a)	2	43
Electronic Arts Inc. (a)	2	260
Facebook, Inc. - Class A (a)	17	4,377
John Wiley & Sons Inc. - Class A	—	15
Liberty Global PLC - Class A (a)	1	23
Liberty Global PLC - Class C (a)	3	55
New York Times Co. - Class A	1	40
Omnicom Group Inc.	2	77
Scholastic Corp.	—	3
Verizon Communications Inc.	29	1,709
Walt Disney Co.	13	1,557
		14,876
Health Care 10.4%
AbbVie Inc.	12	1,076
ABIOMED, Inc. (a)	—	83
Agilent Technologies, Inc.	2	216
Align Technology, Inc. (a)	1	167
AmerisourceBergen Corporation	1	98
Amgen Inc.	4	1,043
Becton, Dickinson and Company	2	465
Biogen Inc. (a)	1	330
BioMarin Pharmaceutical Inc. (a)	1	93
Bio-Techne Corporation	—	62
Bristol-Myers Squibb Company	16	952
Cardinal Health, Inc.	2	95
Centene Corporation (a)	4	236
Cerner Corp.	2	151
Cigna Holding Company	3	432
Cooper Cos. Inc.	—	122
DaVita Inc. (a)	1	46
Dentsply Sirona Inc.	1	64
Edwards Lifesciences Corporation (a)	4	344
Gilead Sciences, Inc.	9	546
HCA Healthcare, Inc.	2	237
Henry Schein Inc. (a)	1	56
Hologic Inc. (a)	2	116
Humana Inc.	1	384
IDEXX Laboratories, Inc. (a)	1	237
IQVIA Inc. (a)	1	206
Jazz Pharmaceuticals Public Limited Company (a)	—	55
Laboratory Corporation of America Holdings (a)	1	126
Mednax, Inc. (a)	1	12
Merck & Co., Inc.	18	1,458
Mettler-Toledo International Inc. (a)	—	159
Patterson Cos. Inc.	1	16
Quest Diagnostics Incorporated	1	105
ResMed Inc.	1	172
Select Medical Holdings Corporation (a)	1	13
Teladoc Health, Inc. (a) (b)	1	106
Varian Medical Systems, Inc. (a)	1	107
Vertex Pharmaceuticals Incorporated (a)	2	493
Waters Corp. (a)	—	85
West Pharmaceutical Services Inc.	1	142
Zoetis Inc. - Class A	3	549
		11,455
Consumer Discretionary 10.0%
Aptiv PLC	2	173
Aramark	2	46
Autoliv, Inc.	1	39
AutoNation, Inc. (a)	—	23
Best Buy Co., Inc.	2	183
BorgWarner Inc.	1	54
Buckle Inc.	—	3
Callaway Golf Co.	1	16
Capri Holdings Limited (a)	1	21
Carmax Inc. (a)	1	103
Choice Hotels International Inc.	—	24
Columbia Sportswear Co.	—	23
Darden Restaurants Inc.	1	92
Deckers Outdoor Corp. (a)	—	39
Delta Air Lines, Inc.	1	33
Domino's Pizza, Inc.	—	113
Ethan Allen Interiors Inc.	—	1
Foot Locker, Inc.	1	26
GameStop Corp. - Class A (a) (b)	—	2
Gap Inc.	2	30
Garmin Ltd.	1	94
Hanesbrands Inc.	3	40
Harley-Davidson, Inc.	1	26
Hasbro, Inc.	1	75
Hilton Worldwide Holdings Inc.	2	167
Jack in the Box Inc.	—	8
Kohl's Corporation	1	21
La-Z-Boy Inc.	—	9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
LKQ Corporation (a)	2	59
Lowe`s Companies, Inc.	5	872
Marriott International, Inc. - Class A	2	178
Mattel, Inc. (a) (b)	2	28
McDonald's Corporation	5	1,135
Meritage Homes Corporation (a)	—	30
Mohawk Industries Inc. (a)	1	47
Newell Brands Inc.	3	49
NIKE, Inc. - Class B	9	1,086
Nordstrom Inc. (b)	1	7
Office Depot, Inc.	—	4
Pool Corporation	—	93
PVH Corp.	1	33
Royal Caribbean Cruises Ltd.	1	80
Signet Jewelers Limited	—	6
Southwest Airlines Co.	1	35
Stanley Black & Decker, Inc.	1	175
Starbucks Corporation	8	702
Tesla Inc. (a)	5	2,209
The Home Depot, Inc.	7	2,073
Tiffany & Co.	1	91
Tractor Supply Co.	1	118
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	86
Under Armour Inc. - Class A (a)	2	18
Under Armour Inc. - Class C (a)	2	16
Vail Resorts, Inc.	—	56
VF Corp.	2	158
Whirlpool Corporation	—	81
Wolverine World Wide, Inc.	1	20
		11,029
Financials 9.6%
Ally Financial Inc.	3	68
American Express Company	5	480
Ameriprise Financial, Inc.	1	127
Arthur J Gallagher & Co.	1	139
Bank of Hawaii Corporation	—	10
BlackRock, Inc.	1	597
Cathay General Bancorp	—	9
Chubb Limited	3	363
CIT Group Inc.	1	10
Citizens Financial Group Inc.	3	80
CME Group Inc.	3	414
Comerica Inc.	1	34
E*TRADE Financial Corp.	2	79
Equitable Holdings, Inc.	3	52
FactSet Research Systems Inc.	—	85
First Republic Bank	1	125
Franklin Resources Inc.	2	38
Heartland Financial USA, Inc.	—	6
Intercontinental Exchange, Inc.	4	379
International Bancshares Corporation	—	8
Invesco Ltd.	3	29
KeyCorp	6	77
Lincoln National Corporation	1	46
Loews Corp.	2	62
M&T Bank Corporation	1	82
Marsh & McLennan Companies, Inc.	4	404
Moody's Corp.	1	337
New York Community Bancorp Inc.	3	25
Northern Trust Corp.	1	107
Old National Bancorp	1	15
People's United Financial Inc.	3	27
Principal Financial Group, Inc.	2	76
Progressive Corp.	4	388
Prudential Financial Inc.	3	177
Regions Financial Corporation	7	76
S&P Global Inc.	2	601
Signature Bank	—	28
State Street Corporation	3	149
SVB Financial Group (a)	—	88
T. Rowe Price Group, Inc.	2	205
TD Ameritrade Holding Corporation	2	79
The Allstate Corporation	2	205
The Bank of New York Mellon Corporation (c)	6	189
The Charles Schwab Corporation	8	288
The Hartford Financial Services Group, Inc.	3	91
The PNC Financial Services Group, Inc.	3	320
The Travelers Companies, Inc.	2	190
Truist Financial Corporation	9	355
Umpqua Holdings Corp.	1	15
Visa Inc. - Class A	12	2,341
Voya Financial, Inc.	1	45
Western Union Co.	3	66
Willis Towers Watson Public Limited Company	1	182
Zions Bancorp	1	32
		10,500
Industrials 8.2%
3M Company	4	639
ACCO Brands Corporation	—	2
Acuity Brands, Inc.	—	26
AGCO Corporation	1	35
Air Lease Corporation - Class A	1	21
Allegion Public Limited Company	1	61
AMERCO	—	24
AO Smith Corp.	1	51
Applied Industrial Technologies, Inc.	—	15
Arcbest Corporation	—	2
Avis Budget Group, Inc. (a)	—	10
Builders FirstSource, Inc. (a)	1	30
C.H. Robinson Worldwide, Inc.	1	94
Caterpillar Inc.	4	561
Copart Inc. (a)	1	154
CSX Corp.	5	418
Cummins Inc.	1	218
Deere & Company	2	459
Deluxe Corp.	—	5
Dover Corporation	1	112
Eaton Corporation Public Limited Company	3	279
Echo Global Logistics, Inc. (a)	—	2
EMCOR Group, Inc.	—	22
Expeditors International of Washington Inc.	1	104
Exponent, Inc.	—	25
Fastenal Co.	4	175
Flowserve Corporation	1	25
Fortive Corporation	2	156
Fortune Brands Home & Security, Inc.	1	82
Graco Inc.	1	76
Granite Construction Incorporated (b)	—	3
H&E Equipment Services, Inc.	—	3
HD Supply Holdings, Inc (a)	1	45
Heidrick & Struggles International Inc.	—	1
HNI Corp.	—	8
ICF International, Inc.	—	7
Illinois Tool Works Inc.	2	425
Interface Inc.	—	1
Johnson Controls International Public Limited Company	5	207
Kansas City Southern	1	115
Kelly Services Inc. - Class A	—	3
Knoll Inc.	—	2
Lennox International Inc.	—	65
Lincoln Electric Holdings Inc.	—	37
ManpowerGroup Inc.	—	31
Masco Corporation	2	105
Meritor, Inc. (a)	1	14
Middleby Corp. (a)	—	33
Norfolk Southern Corporation	2	379
Owens Corning Inc.	1	52
PACCAR Inc.	2	206
Parker-Hannifin Corporation	1	176
Quanta Services, Inc.	1	49
Resources Connection, Inc.	—	1
Robert Half International Inc.	1	39
Rockwell Automation Inc.	1	180
Roper Technologies, Inc.	1	282
Ryder System, Inc.	—	18
Sensata Technologies Holding PLC (a)	1	51
Snap-On Inc.	—	49
Spirit Aerosystems Holdings Inc. - Class A	1	19

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Steelcase Inc. - Class A	1	5
Tennant Co.	—	4
Tetra Tech, Inc.	—	34
Timken Co.	1	28
Trane Technologies Public Limited Company	2	205
TransUnion	1	115
TrueBlue, Inc. (a)	—	3
Union Pacific Corporation	5	932
United Parcel Service Inc. - Class B	5	810
United Rentals Inc. (a)	1	89
W. W. Grainger, Inc.	—	117
Wabtec Corp.	1	80
Xylem Inc.	1	101
		9,012
Consumer Staples 7.9%
Archer-Daniels-Midland Company	4	176
Bunge Limited	1	50
Campbell Soup Company	1	62
Colgate-Palmolive Co.	6	434
Darling Ingredients Inc. (a)	1	41
Estee Lauder Cos. Inc. - Class A	2	341
General Mills, Inc.	4	257
Hain Celestial Group Inc. (a)	1	19
Hormel Foods Corp.	2	99
Ingredion Inc.	1	37
JM Smucker Co.	1	88
Kellogg Co.	2	113
Kimberly-Clark Corporation	2	345
Kraft Heinz Foods Company	5	142
Lamb Weston Holdings Inc.	1	67
McCormick & Co. Inc.	1	167
Mondelez International, Inc. - Class A	10	572
PepsiCo, Inc.	10	1,337
Procter & Gamble Co.	17	2,388
Sysco Corp.	3	209
The Clorox Company	1	184
The Coca-Cola Company	28	1,403
The Kroger Co.	6	189
United Natural Foods Inc. (a)	1	7
		8,727
Real Estate 3.2%
American Tower Corporation	3	747
AvalonBay Communities, Inc.	1	142
Boston Properties Inc.	1	78
CBRE Group, Inc. - Class A (a)	2	107
Corporate Office Properties Trust	1	20
Digital Realty Trust Inc.	2	275
Duke Realty Corp.	3	92
Equinix, Inc.	1	464
Equity Residential	3	133
Federal Realty Investment Trust	—	34
Healthpeak Properties, Inc.	4	99
Host Hotels & Resorts, Inc.	5	54
Iron Mountain Incorporated (b)	2	50
Jones Lang LaSalle Incorporated (b)	—	33
Macerich Co. (b)	1	4
PotlatchDeltic Corp.	1	20
ProLogis Inc.	5	519
Realogy Holdings Corp. (a) (b)	1	7
SBA Communications Corporation	1	249
Simon Property Group, Inc.	2	139
UDR, Inc.	2	68
Vornado Realty Trust	1	42
Weyerhaeuser Company	5	145
		3,521
Materials 3.1%
Air Products and Chemicals, Inc.	2	458
Albemarle Corporation	1	66
Amcor Plc	11	118
Avery Dennison Corporation	1	75
Axalta Coating Systems Ltd. (a)	1	30
Ball Corporation	2	190
Compass Minerals International, Inc.	—	12
Domtar Corp.	—	8
Ecolab Inc.	2	353
H.B. Fuller Company	—	16
International Flavors & Fragrances Inc.	1	72
Linde Public Limited Company	4	873
Minerals Technologies Inc.	—	18
MOS Holdings Inc.	2	42
Newmont Corporation	6	350
Nucor Corporation	2	90
PPG Industries, Inc.	2	204
Schnitzer Steel Industries Inc. - Class A	—	1
Sealed Air Corporation	1	44
Sherwin-Williams Co.	1	392
Sonoco Products Co.	1	33
		3,445
Utilities 1.8%
Alliant Energy Corporation	2	89
American Water Works Company, Inc.	1	177
Atmos Energy Corporation	1	85
Avista Corporation	—	14
CenterPoint Energy, Inc.	4	69
CMS Energy Corp.	2	119
Consolidated Edison, Inc.	2	183
Essential Utilities, Inc.	2	62
Eversource Energy	2	200
FirstEnergy Corp.	4	110
MDU Resources Group Inc.	1	29
New Jersey Resources Corp.	1	19
NiSource Inc.	3	59
Northwest Natural Holding Company	—	8
OGE Energy Corp.	2	46
Ormat Technologies Inc.	—	22
PPL Corporation	5	145
Sempra Energy	2	242
The AES Corporation	4	80
UGI Corp.	2	52
WEC Energy Group Inc.	2	211
		2,021
Energy 1.3%
Apache Corporation	2	22
Baker Hughes, a GE Company, LLC - Class A	4	57
Cheniere Energy, Inc. (a)	2	76
ConocoPhillips	8	248
Core Laboratories N.V.	—	4
Devon Energy Corporation	2	23
EQT Corporation	2	25
Hess Corporation	2	74
Marathon Oil Corporation	5	20
Marathon Petroleum Corporation	4	131
National Oilwell Varco, Inc.	2	22
Noble Energy, Inc.	3	30
Occidental Petroleum Corporation	6	61
ONEOK, Inc.	3	76
Phillips 66	3	159
Pioneer Natural Resources Co.	1	97
Schlumberger Ltd.	9	146
Southwestern Energy Co. (a)	4	10
TechnipFMC PLC	3	19
Valero Energy Corporation	3	126
		1,426
Total Common Stocks (cost $94,471)		109,483
INVESTMENT COMPANIES 0.1%
iShares MSCI KLD 400 Social ETF	1	76
Total Investment Companies (cost $76)		76
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	473	473
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	175	175

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	44	44
Total Short Term Investments (cost $692)		692
Total Investments 100.1% (cost $95,239)		110,251
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (0.1)%		(154)
Total Net Assets 100.0%		110,100

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon MSCI KLD 400 Social Index Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	197	82	18	4	(7)	(65)	189	0.2

JNL/Mellon MSCI KLD 400 Social Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	3	December 2020	506	3	(3)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon MSCI World Index Fund
COMMON STOCKS 99.1%
United States of America 64.3%
3M Company	4	679
Abbott Laboratories	13	1,416
AbbVie Inc.	13	1,142
ABIOMED, Inc. (a)	—	94
Activision Blizzard, Inc.	6	461
Adobe Inc. (a)	4	1,733
Advance Auto Parts, Inc.	1	79
Advanced Micro Devices, Inc. (a)	9	703
AerCap Holdings N.V. (a)	1	25
AFLAC Incorporated	5	183
Agilent Technologies, Inc.	2	229
AGNC Investment Corp.	4	61
Air Products and Chemicals, Inc.	2	483
Akamai Technologies, Inc. (a)	1	136
Albemarle Corporation	1	75
Alexandria Real Estate Equities, Inc.	1	143
Alexion Pharmaceuticals, Inc. (a)	2	186
Align Technology, Inc. (a)	1	177
Alleghany Corporation	—	59
Alliant Energy Corporation	2	92
Ally Financial Inc.	3	67
Alnylam Pharmaceuticals, Inc. (a)	1	127
Alphabet Inc. - Class A (a)	2	3,227
Alphabet Inc. - Class C (a)	2	3,264
Altice USA, Inc. - Class A (a)	2	60
Altria Group, Inc.	14	529
Amazon.com, Inc. (a)	3	9,805
AMERCO	—	22
Ameren Corporation	2	149
American Electric Power Company, Inc.	4	295
American Express Company	5	507
American Financial Group, Inc.	1	35
American International Group, Inc.	6	176
American Tower Corporation	3	789
American Water Works Company, Inc.	1	194
Ameriprise Financial, Inc.	1	140
AmerisourceBergen Corporation	1	106
AMETEK, Inc.	2	170
Amgen Inc.	4	1,096
Amphenol Corporation - Class A	2	239
Analog Devices, Inc.	3	320
Annaly Capital Management, Inc.	10	74
ANSYS, Inc. (a)	1	208
Anthem, Inc.	2	499
AO Smith Corp.	1	52
Apollo Global Management, Inc.	1	49
Apple Inc.	127	14,749
Applied Materials, Inc.	7	404
Aptiv PLC	2	175
Aramark	2	49
Archer-Daniels-Midland Company	4	189
Arista Networks, Inc. (a)	—	84
Arrow Electronics, Inc. (a)	1	45
Arthur J Gallagher & Co.	1	152
Assurant, Inc.	—	51
AT&T Inc.	52	1,490
Athene Holding Ltd - Class A (a)	1	33
Atmos Energy Corporation	1	85
Autodesk, Inc. (a)	2	369
Autoliv, Inc.	1	47
Automatic Data Processing, Inc.	3	443
AutoZone, Inc. (a)	—	200
Avalara, Inc.	—	59
AvalonBay Communities, Inc.	1	152
Avantor, Inc. (a)	3	61
Avery Dennison Corporation	1	80
Axalta Coating Systems Ltd. (a)	2	38
Baker Hughes, a GE Company, LLC - Class A	5	66
Ball Corporation	2	200
Bank of America Corporation	57	1,379
Bausch Health Companies Inc. (a)	3	40
Baxter International Inc.	4	303
Becton, Dickinson and Company	2	489
Berkshire Hathaway Inc. - Class B (a)	10	2,180
Best Buy Co., Inc.	2	191
Biogen Inc. (a)	1	337
BioMarin Pharmaceutical Inc. (a)	1	105
Bio-Rad Laboratories, Inc. - Class A (a)	—	89
Black Knight, Inc. (a)	1	100
BlackRock, Inc.	1	628
Booking Holdings Inc. (a)	—	518
Booz Allen Hamilton Holding Corporation - Class A	1	81
BorgWarner Inc.	2	63
Boston Properties Inc.	1	91
Boston Scientific Corporation (a)	10	399
Bristol-Myers Squibb Company	17	1,004
Broadcom Inc.	3	1,067
Broadridge Financial Solutions, Inc.	1	110
Brown & Brown Inc.	2	84
Brown-Forman Corp. - Class B	2	170
Bunge Limited	1	45
Burlington Stores Inc. (a)	1	104
C.H. Robinson Worldwide, Inc.	1	104
Cable One, Inc.	—	55
Cabot Oil & Gas Corp.	3	53
Cadence Design Systems Inc. (a)	2	224
Camden Property Trust	1	65
Campbell Soup Company	1	60
Capital One Financial Corporation	3	242
Cardinal Health, Inc.	2	106
Carmax Inc. (a)	1	111
Carrier Global Corporation	6	185
Catalent Inc. (a)	1	84
Caterpillar Inc.	4	590
Cboe Global Markets, Inc.	1	68
CBRE Group, Inc. - Class A (a)	3	119
CDK Global, Inc.	1	41
CDW Corp.	1	122
Celanese Corp. - Class A	1	98
Centene Corporation (a)	4	251
CenterPoint Energy, Inc.	4	73
CenturyLink Inc.	7	72
Cerner Corp.	2	166
CF Industries Holdings Inc.	2	50
Charter Communications, Inc. - Class A (a)	1	661
Cheniere Energy, Inc. (a)	2	81
Chevron Corporation	14	985
Chipotle Mexican Grill Inc. (a)	—	246
Chubb Limited	3	386
Church & Dwight Co. Inc.	2	172
Cigna Holding Company	3	457
Cincinnati Financial Corporation	1	87
Cintas Corp.	1	216
Cisco Systems, Inc.	31	1,219
Citigroup Inc.	15	657
Citizens Financial Group Inc.	3	83
Citrix Systems Inc.	1	123
CME Group Inc.	3	441
CMS Energy Corp.	2	133
Cognex Corp.	1	88
Cognizant Technology Solutions Corp. - Class A	4	273
Colgate-Palmolive Co.	6	461
Comcast Corporation - Class A	34	1,552
Comerica Inc.	1	38
ConAgra Brands Inc.	4	125
Concho Resources Inc.	2	68
ConocoPhillips	8	256
Consolidated Edison, Inc.	2	192
Constellation Brands, Inc. - Class A	1	234
Cooper Cos. Inc.	—	121
Copart Inc. (a)	2	162
Corning Incorporated	6	182
Corteva, Inc.	5	158
CoStar Group, Inc. (a)	—	245
Costco Wholesale Corporation	3	1,149
Coupa Software Incorporated (a)	—	129

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
CrowdStrike Holdings, Inc. - Class A (a)	1	128
Crown Castle International Corp.	3	513
Crown Holdings Inc. (a)	1	73
CSX Corp.	6	441
Cummins Inc.	1	231
CVS Health Corporation	10	565
D.R. Horton, Inc.	3	192
Danaher Corporation	5	1,009
Darden Restaurants Inc.	1	99
Datadog, Inc. - Class A (a)	1	90
DaVita Inc. (a)	1	57
Deere & Company	2	485
Dell Technology Inc. - Class C (a)	2	118
Delta Air Lines, Inc.	1	39
Dentsply Sirona Inc.	2	73
DexCom Inc. (a)	1	281
Diamondback Energy, Inc.	1	34
Digital Realty Trust Inc.	2	285
Discover Financial Services	2	130
Discovery, Inc. - Class A (a) (b)	1	31
Discovery, Inc. - Class C (a)	3	51
Dish Network Corporation - Class A (a)	2	49
DocuSign, Inc. (a)	1	262
Dollar General Corporation	2	385
Dollar Tree Inc. (a)	2	158
Dominion Energy, Inc.	6	490
Domino's Pizza, Inc.	—	121
Dover Corporation	1	112
Dow Inc.	5	257
Dropbox, Inc. - Class A (a)	2	35
DTE Energy Company	1	160
Duke Energy Corporation	5	481
Duke Realty Corp.	3	99
DuPont de Nemours, Inc.	5	302
Dynatrace Holdings LLC (a)	1	49
E*TRADE Financial Corp.	2	85
East West Bancorp, Inc.	1	33
Eastman Chemical Co.	1	80
Eaton Corporation Public Limited Company	3	304
eBay Inc.	5	266
Ecolab Inc.	2	372
Edison International	3	140
Edwards Lifesciences Corporation (a)	5	368
Elanco Animal Health (a)	3	85
Electronic Arts Inc. (a)	2	274
Eli Lilly & Co.	6	940
Emerson Electric Co.	4	291
Entergy Corporation	1	147
EOG Resources, Inc.	4	155
EPAM Systems, Inc. (a)	—	130
Equifax Inc.	1	138
Equinix, Inc.	1	481
Equitable Holdings, Inc.	3	59
Equity Lifestyle Properties, Inc.	1	82
Equity Residential	3	140
Erie Indemnity Company - Class A	—	35
Essential Utilities, Inc.	2	67
Essex Property Trust Inc.	—	97
Estee Lauder Cos. Inc. - Class A	2	356
Everest Re Group, Ltd.	—	56
Evergy, Inc.	2	89
Eversource Energy	2	203
Exact Sciences Corporation (a)	1	118
Exelon Corporation	7	253
Expedia Group, Inc.	1	95
Expeditors International of Washington Inc.	1	108
Extra Space Storage Inc.	1	106
Exxon Mobil Corporation	31	1,064
F5 Networks, Inc. (a)	—	59
Facebook, Inc. - Class A (a)	18	4,624
FactSet Research Systems Inc.	—	92
Fair Isaac Corporation (a)	—	78
Fastenal Co.	4	191
Federal Realty Investment Trust	1	38
FedEx Corporation	2	458
Fidelity National Financial, Inc.	2	67
Fidelity National Information Services, Inc.	5	673
Fifth Third Bancorp	5	116
First Republic Bank	1	140
FirstEnergy Corp.	4	116
Fiserv, Inc. (a)	4	428
FleetCor Technologies Inc. (a)	1	150
FLIR Systems Inc.	1	38
FMC Corporation	1	102
Ford Motor Company	29	191
Fortinet, Inc. (a)	1	121
Fortive Corporation	2	170
Fortune Brands Home & Security, Inc.	1	87
Fox Corporation - Class A	3	74
Fox Corporation - Class B	1	35
Franklin Resources Inc.	2	43
Freeport-McMoRan Inc. - Class B	11	167
Gartner Inc. (a)	1	81
General Dynamics Corporation	2	251
General Electric Company	65	403
General Mills, Inc.	4	272
General Motors Company	10	282
Genuine Parts Co.	1	105
Gilead Sciences, Inc.	9	580
Global Payments Inc.	2	394
Globe Life Inc.	1	58
GoDaddy Inc. - Class A (a)	1	90
Guidewire Software, Inc. (a)	1	66
Halliburton Company	6	77
Hasbro, Inc.	1	84
HCA Healthcare, Inc.	2	251
HD Supply Holdings, Inc (a)	1	48
Healthpeak Properties, Inc.	4	100
HEICO Corp.	—	29
HEICO Corp. - Class A	1	45
Henry Schein Inc. (a)	1	65
Hershey Co.	1	156
Hess Corporation	2	82
Hewlett Packard Enterprise Company	10	93
Hilton Worldwide Holdings Inc.	2	175
Hologic Inc. (a)	2	127
Honeywell International Inc.	5	846
Hormel Foods Corp.	2	110
Host Hotels & Resorts, Inc.	5	58
Howmet Aerospace Inc.	3	53
HP Inc.	11	204
Humana Inc.	1	399
Huntington Bancshares Incorporated	8	72
Huntington Ingalls Industries Inc.	—	43
IDEX Corporation	1	105
IDEXX Laboratories, Inc. (a)	1	249
Illinois Tool Works Inc.	2	446
Illumina, Inc. (a)	1	331
Incyte Corporation (a)	1	123
Ingersoll Rand Inc. (a)	3	90
Ingredion Inc.	1	41
Insulet Corporation (a)	—	112
Intel Corporation	31	1,608
Intercontinental Exchange, Inc.	4	400
International Business Machines Corporation	7	797
International Flavors & Fragrances Inc.	1	80
International Paper Company	3	115
Interpublic Group of Cos. Inc.	3	48
Intuit Inc.	2	630
Intuitive Surgical, Inc. (a)	1	610
Invesco Ltd.	3	35
Invitation Homes Inc.	4	111
Ionis Pharmaceuticals Inc. (a)	1	49
IPG Photonics Corporation (a)	—	45
IQVIA Inc. (a)	1	218
Iron Mountain Incorporated	2	61
Jack Henry & Associates Inc.	1	90
Jacobs Engineering Group Inc.	1	93
Jardine Strategic Holdings Ltd.	2	36
Jazz Pharmaceuticals Public Limited Company (a)	—	59

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JB Hunt Transport Services Inc.	1	81
JM Smucker Co.	1	95
Johnson & Johnson	19	2,879
Johnson Controls International Public Limited Company	6	226
Jones Lang LaSalle Incorporated	—	39
JPMorgan Chase & Co.	22	2,153
Juniper Networks, Inc.	2	54
K.K.R. Co., Inc.	4	127
Kansas City Southern	1	127
Kellogg Co.	2	122
Keurig Dr Pepper Inc.	2	61
KeyCorp	7	89
Keysight Technologies, Inc. (a)	1	132
Kimberly-Clark Corporation	3	371
Kinder Morgan, Inc.	15	187
KLA-Tencor Corp.	1	218
Knight-Swift Transportation Holdings Inc. - Class A	1	40
Kraft Heinz Foods Company	5	150
L3Harris Technologies, Inc.	2	267
Laboratory Corporation of America Holdings (a)	1	140
Lam Research Corp.	1	351
Lamb Weston Holdings Inc.	1	70
Las Vegas Sands Corp.	3	119
Lear Corporation	—	46
Leidos Holdings Inc.	1	92
Lennar Corporation - Class A	2	164
Lennox International Inc.	—	66
Liberty Broadband Corp. - Class A (a)	—	22
Liberty Broadband Corp. - Class C (a)	1	117
Liberty Media Corporation - Class C (a)	1	52
Liberty SiriusXM Group - Class A (a)	1	22
Liberty SiriusXM Group - Class C (a)	1	40
Lincoln National Corporation	1	46
Live Nation Entertainment, Inc. (a)	1	66
LKQ Corporation (a)	2	59
Lockheed Martin Corporation	2	708
Loews Corp.	2	62
Lowe`s Companies, Inc.	6	917
M&T Bank Corporation	1	89
Marathon Petroleum Corporation	5	138
Markel Corporation (a)	—	98
MarketAxess Holdings Inc.	—	134
Marriott International, Inc. - Class A	2	187
Marsh & McLennan Companies, Inc.	4	428
Martin Marietta Materials Inc.	—	112
Marvell Technology Group Ltd	5	191
Masco Corporation	2	111
Masimo Corp. (a)	—	76
MasterCard Incorporated - Class A	7	2,218
Match Group Holdings II, LLC (a)	2	187
Match Group, Inc. (a)	1	73
Maxim Integrated Products, Inc.	2	134
McCormick & Co. Inc.	1	176
McDonald's Corporation	5	1,196
McKesson Corporation	1	178
Medical Properties Trust, Inc.	4	70
Merck & Co., Inc.	19	1,536
MetLife, Inc.	6	208
Mettler-Toledo International Inc. (a)	—	170
MGM Resorts International	3	72
Microchip Technology Incorporated	2	188
Micron Technology, Inc. (a)	8	389
Microsoft Corporation	53	11,130
Mid-America Apartment Communities, Inc.	1	96
Moderna, Inc. (a)	2	136
Mohawk Industries Inc. (a)	—	47
Molina Healthcare, Inc. (a)	—	70
Molson Coors Beverage Company - Class B	1	48
Mondelez International, Inc. - Class A	11	606
MongoDB, Inc. - Class A (a)	—	72
Monster Beverage 1990 Corporation (a)	3	230
Moody's Corp.	1	357
Morgan Stanley	9	417
MOS Holdings Inc.	3	46
Motorola Solutions Inc.	1	200
MSCI Inc.	1	224
Mylan Holdings Ltd. (a)	4	61
NASDAQ Inc.	1	107
National Oilwell Varco, Inc.	3	30
National Retail Properties, Inc.	1	46
NetApp, Inc.	2	76
Netflix, Inc. (a)	3	1,620
Neurocrine Biosciences, Inc. (a)	1	65
Newell Brands Inc.	3	54
Newmont Corporation	6	376
News Corporation - Class A	3	40
NextEra Energy, Inc.	4	1,001
Nielsen Holdings plc	2	35
NIKE, Inc. - Class B	9	1,141
NiSource Inc.	3	67
Nordson Corp.	—	66
Norfolk Southern Corporation	2	405
Northern Trust Corp.	1	112
Northrop Grumman Systems Corp.	1	369
NortonLifelock Inc.	4	83
NRG Energy, Inc.	2	58
Nucor Corporation	2	103
NVIDIA Corporation	5	2,446
NVR, Inc. (a)	—	110
Occidental Petroleum Corporation	7	70
OGE Energy Corp.	2	48
Okta, Inc. - Class A (a)	1	183
Old Dominion Freight Line Inc.	1	127
Omega Healthcare Investors, Inc.	2	50
Omnicom Group Inc.	2	82
On Semiconductor Corporation (a)	3	66
ONEOK, Inc.	3	80
Oracle Corporation	15	896
O'Reilly Automotive, Inc. (a)	1	249
Otis Worldwide Corporation	3	190
Owens Corning Inc.	1	56
PACCAR Inc.	3	219
Pacific Gas And Electric Company (a)	6	52
Packaging Corporation of America	1	74
Palo Alto Networks, Inc. (a)	1	176
Parker-Hannifin Corporation	1	194
Paychex Inc.	2	187
Paycom Software, Inc. (a)	—	111
Paypal Holdings, Inc. (a)	8	1,612
Peloton Interactive, Inc. (a)	1	101
People's United Financial Inc.	3	32
PepsiCo, Inc.	10	1,410
PerkinElmer Inc.	1	100
Perrigo Company Public Limited Company	1	44
Pfizer Inc.	41	1,499
Philip Morris International Inc.	11	860
Phillips 66	3	164
Pinnacle West Capital Corp.	1	60
Pinterest, Inc. - Class A (a)	3	112
Pioneer Natural Resources Co.	1	108
PPG Industries, Inc.	2	213
PPL Corporation	6	158
Principal Financial Group, Inc.	2	85
Procter & Gamble Co.	18	2,525
Progressive Corp.	4	404
ProLogis Inc.	5	551
Prudential Financial Inc.	3	187
PTC Inc. (a)	1	68
Public Service Enterprise Group Inc.	4	204
Public Storage	1	255
Pulte Homes Inc.	2	96
Qiagen N.V. (a)	2	85
Qorvo, Inc. (a)	1	110
Qualcomm Incorporated	8	970
Quest Diagnostics Incorporated	1	117
Ralph Lauren Corp. - Class A	—	21
Raymond James Financial Inc.	1	68
Raytheon BBN Technologies Corp.	11	637
Realty Income Corporation	2	151

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Regency Centers Corp.	1	46
Regeneron Pharmaceuticals, Inc. (a)	1	402
Regions Financial Corporation	7	85
Reinsurance Group of America, Incorporated	—	47
Republic Services Inc.	2	150
ResMed Inc.	1	182
RingCentral, Inc. - Class A (a)	1	148
Robert Half International Inc.	1	48
Rockwell Automation Inc.	1	188
Roku Inc. - Class A (a)	1	124
Rollins Inc.	1	59
Roper Technologies, Inc.	1	300
Ross Stores Inc.	3	241
Royal Caribbean Cruises Ltd.	1	82
RPM International Inc.	1	83
S&P Global Inc.	2	635
Salesforce.Com, Inc. (a)	7	1,640
Sarepta Therapeutics, Inc. (a)	1	81
SBA Communications Corporation	1	258
Schlumberger Ltd.	10	161
Sealed Air Corporation	1	49
Seattle Genetics Inc. (a)	1	177
SEI Investments Co.	1	46
Sempra Energy	2	259
Sensata Technologies Holding PLC (a)	1	55
ServiceNow, Inc. (a)	1	678
Sherwin-Williams Co.	1	415
Signature Bank	—	35
Simon Property Group, Inc.	2	147
Sirius XM Holdings Inc.	8	46
Skyworks Solutions, Inc.	1	181
Slack Technologies, Inc. - Class A (a)	3	69
Snap Inc. - Class A (a)	6	169
Snap-On Inc.	—	54
Snowflake Inc. - Class A (a)	—	35
Southwest Airlines Co.	1	43
Splunk Inc. (a)	1	216
Square, Inc. - Class A (a)	3	426
SS&C Technologies Holdings, Inc.	2	105
Stanley Black & Decker, Inc.	1	188
Starbucks Corporation	9	735
State Street Corporation	3	157
Steel Dynamics Inc.	2	44
Steris Limited	1	107
Stryker Corporation	2	521
Sun Communities Inc.	1	99
SVB Financial Group (a)	—	90
Synchrony Financial	4	103
Synopsys Inc. (a)	1	238
Sysco Corp.	4	223
T. Rowe Price Group, Inc.	2	217
Take-Two Interactive Software Inc. (a)	1	144
Target Corporation	4	583
TD Ameritrade Holding Corporation	2	77
Teladoc Health, Inc. (a) (b)	—	109
Teledyne Technologies Inc. (a)	—	87
Teleflex Incorporated	—	114
Teradyne Inc.	1	94
Tesla Inc. (a)	5	2,336
Texas Instruments Incorporated	7	960
Textron Inc.	2	61
The AES Corporation	5	86
The Allstate Corporation	2	220
The Bank of New York Mellon Corporation (c)	6	202
The Blackstone Group Inc.	5	261
The Boeing Company	4	656
The Carlyle Group, Inc.	1	22
The Charles Schwab Corporation	9	310
The Clorox Company	1	194
The Coca-Cola Company	30	1,477
The Goldman Sachs Group, Inc.	2	487
The Hartford Financial Services Group, Inc.	3	98
The Home Depot, Inc.	8	2,192
The Kroger Co.	6	193
The PNC Financial Services Group, Inc.	3	340
The Southern Company	8	418
The Trade Desk, Inc. - Class A (a)	—	149
The Travelers Companies, Inc.	2	198
The Williams Companies, Inc.	9	175
Thermo Fisher Scientific Inc.	3	1,279
Tiffany & Co.	1	95
TJX Cos. Inc.	9	487
T-Mobile USA, Inc. (a)	4	461
Tractor Supply Co.	1	119
Tradeweb Markets Inc. - Class A	1	30
Trane Technologies Public Limited Company	2	216
TransDigm Group Inc.	—	181
TransUnion	1	118
Trimble Inc. (a)	2	91
Truist Financial Corporation	10	375
Twilio Inc. - Class A (a)	1	217
Twitter, Inc. (a)	6	259
Tyler Technologies Inc. (a)	—	105
Tyson Foods Inc. - Class A	2	129
U.S. Bancorp	10	361
Uber Technologies, Inc. (a)	7	251
UDR, Inc.	2	72
UGI Corp.	2	54
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	86
Union Pacific Corporation	5	979
United Parcel Service Inc. - Class B	5	859
United Rentals Inc. (a)	1	90
UnitedHealth Group Incorporated	7	2,170
Universal Health Services Inc. - Class B	1	65
Vail Resorts, Inc.	—	61
Valero Energy Corporation	3	130
Varian Medical Systems, Inc. (a)	1	113
Veeva Systems Inc. - Class A (a)	1	274
Ventas, Inc.	3	115
VEREIT, Inc.	8	50
VeriSign, Inc. (a)	1	158
Verisk Analytics, Inc.	1	211
Verizon Communications Inc.	30	1,806
Vertex Pharmaceuticals Incorporated (a)	2	519
VF Corp.	2	173
ViacomCBS Inc. - Class B	4	116
VICI Properties Inc.	4	83
Visa Inc. - Class A	12	2,476
Vistra Energy Corp.	3	61
VMware, Inc. - Class A (a)	1	90
Vornado Realty Trust	1	38
Voya Financial, Inc.	1	48
Vulcan Materials Co.	1	137
W. R. Berkley Corporation	1	68
W. W. Grainger, Inc.	—	121
W.P. Carey Inc.	1	85
Wabtec Corp.	1	81
Walgreens Boots Alliance, Inc.	5	194
Walmart Inc.	10	1,454
Walt Disney Co.	13	1,644
Waste Connections, Inc.	2	206
Waste Management, Inc.	3	353
Waters Corp. (a)	—	88
Wayfair Inc. - Class A (a)	—	139
WEC Energy Group Inc.	2	227
Wells Fargo & Company	29	675
Welltower Inc.	3	171
West Pharmaceutical Services Inc.	1	148
Western Digital Corporation	2	81
Western Union Co.	3	68
Westrock Company, Inc.	2	67
Weyerhaeuser Company	5	154
Whirlpool Corporation	—	87
Workday, Inc. - Class A (a)	1	273
Wynn Resorts Ltd.	1	55
Xcel Energy Inc.	4	270
Xilinx, Inc.	2	183
XPO Logistics, Inc. (a)	1	58
Xylem Inc.	1	110
Yum! Brands, Inc.	2	203

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Zebra Technologies Corp. - Class A (a)	—	99
Zillow Group, Inc. - Class C (a)	1	96
Zimmer Biomet Holdings, Inc.	2	207
Zions Bancorp	1	34
Zoetis Inc. - Class A	4	582
Zoom Video Communications, Inc. - Class A (a)	1	499
Zscaler, Inc. (a)	—	52
		214,086
Japan 7.8%
ABC-Mart Inc.	—	16
Acom Co. Ltd. (b)	4	16
Advantest Corporation	2	73
AEON Co. Ltd.	5	132
AEON Mall Co. Ltd.	1	10
Air Water Inc.	1	19
Aisin Seiki Co. Ltd.	1	41
Ajinomoto Co. Inc.	3	66
Alfresa Holdings Corp.	1	28
All Nippon Airways Co. Ltd. (a)	1	23
Amada Co. Ltd.	2	22
Aozora Bank, Ltd. (b)	1	18
Asahi Breweries Ltd.	3	98
Asahi Glass Co. Ltd.	1	38
Asahi Intecc Co., Ltd.	2	50
Asahi Kasei Corp.	10	85
Astellas Pharma Inc.	14	209
Bandai Namco Holdings Inc.	2	110
Bank of Kyoto Ltd.	1	24
Benesse Holdings Inc.	—	10
Bridgestone Corp.	4	120
Brother Industries Ltd.	2	27
Calbee,Inc.	1	23
Canon Inc.	7	119
Casio Computer Co. Ltd. (b)	1	23
Central Japan Railway Co.	1	143
China Bank Ltd.	3	18
Chubu Electric Power Co. Inc.	5	62
Chugai Pharmaceutical Co. Ltd.	5	220
Chugoku Electric Power Co. Inc. (b)	2	25
Coca-Cola Bottlers Japan Holdings Inc. (b)	1	18
Concordia Financial Group, Ltd. (b)	7	24
COSMOS Pharmaceutical Corporation	—	17
CyberAgent Inc.	1	49
Dai Nippon Printing Co. Ltd.	2	36
Daicel Corp. (b)	2	12
Daifuke Co. Ltd.	1	81
Dai-ichi Life Holdings, Inc.	8	114
Daiichi Sankyo Company, Ltd	13	387
Daikin Industries Ltd.	2	331
Dainippon Sumitomo Pharma Co. Ltd.	1	13
Daito Trust Construction Co. Ltd.	1	44
Daiwa House Industry Co. Ltd.	4	105
Daiwa House REIT Investment Corporation	—	38
Daiwa Securities Group Inc. (b)	10	43
Denso Corp.	3	140
Dentsu Inc.	2	44
Disco Corp.	—	49
East Japan Railway Co.	2	135
Eisai Co. Ltd.	2	173
Electric Power Development Co., Ltd.	1	20
Familymart Co., Ltd. (b)	1	32
Fanuc Ltd.	1	270
Fast Retailing Co. Ltd.	—	251
Fuji Electric Holdings Co. Ltd.	1	32
FUJIFILM Holdings Corp.	3	128
Fujitsu Ltd.	1	192
Fukuoka Financial Group, Inc.	1	19
GLP J-REIT	—	36
GMO Payment Gateway, Inc.	—	32
Hakuhodo DY Holdings Incorporated	2	27
Hamamatsu Photonics KK (b)	1	55
Hankyu Hanshin Holdings Inc.	2	55
Hikari Tsushin Inc.	—	24
Hino Motors Ltd.	2	16
Hirose Electric Co. Ltd.	—	28
Hisamitsu Pharmaceutical Co. Inc.	—	15
Hitachi Construction Machinery Co. Ltd.	1	25
Hitachi Ltd.	7	237
Hitachi Metals Ltd.	2	23
Honda Motor Co. Ltd.	12	281
Hoshizaki Corporation	—	32
Hoya Corp.	3	316
Hulic Co. Ltd.	3	25
Idemitsu Kosan Co., Ltd. (b)	2	34
Iida Group Holdings Co., Ltd.	1	18
Inpex Corporation	7	40
Isetan Mitsukoshi Holdings Ltd. (b)	3	16
Isuzu Motors Ltd.	4	35
ITO EN, LTD. (b)	—	21
ITOCHU Corp. (b)	10	256
ITOCHU Techno-Solutions Corporation	1	23
Japan Airlines Co., Ltd	1	19
Japan Airport Terminal Co. Ltd. (b)	—	18
Japan Exchange Group Inc.	4	109
Japan Post Bank Co., Ltd.	3	22
Japan Post Holdings Co., Ltd.	12	83
Japan Post Insurance Co., Ltd.	2	24
Japan Prime Realty Investment Corp.	—	19
Japan Real Estate Investment Corp. (b)	—	46
Japan Retail Fund Investment Corp.	—	34
Japan Tobacco Inc.	9	162
JFE Holdings Inc.	4	29
JGC Holding Corporation	2	20
JS Group Corp. (b)	2	38
JSR Corp. (b)	2	36
JTEKT Corp.	2	12
JXTG Holdings, Inc.	22	79
Kajima Corp.	3	41
Kakaku.com Inc. (b)	1	26
Kamigumi Co. Ltd.	1	12
Kansai Electric Power Co. Inc.	5	49
Kansai Paint Co. Ltd. (b)	1	35
Kao Corp.	4	270
Kawasaki Heavy Industries Ltd. (b)	1	16
KDDI Corp.	12	303
Keihan Holdings Co. Ltd.	1	33
Keikyu Corp. (b)	2	25
Keio Corp.	1	49
Keisei Electric Railway Co. Ltd.	1	31
Keyence Corp.	1	606
Kikkoman Corp.	1	61
Kintetsu Corp.	1	55
Kirin Holdings Co. Ltd.	6	114
Kobayashi Pharmaceutical Co. Ltd.	—	39
Kobe Bussan Co., Ltd. (b)	—	22
Koito Manufacturing Co. Ltd.	1	36
Komatsu Ltd.	6	143
Konami Corp.	1	30
Kose Corp.	—	24
Kubota Corp.	8	140
Kuraray Co. Ltd.	3	25
Kurita Water Industries Ltd.	1	23
Kyocera Corp.	2	131
Kyowa Kirin Co., Ltd.	2	51
Kyushu Electric Power Co. Inc.	3	28
Kyushu Railway Company	1	23
Lasertec Corporation	1	41
Lawson Inc.	—	19
Line Corporation (a)	—	20
Lion Corp. (b)	2	33
M3, Inc.	3	204
Makita Corp.	2	81
Marubeni Corp.	12	71
Marui Group Co. Ltd. (b)	2	29
Maruichi Steel Tube Ltd. (b)	1	12
Mazda Motor Corp. (b)	4	24
McDonald's Holdings Co. Japan Ltd.	1	24
Mebuki Financial Group, Inc.	7	15
Medipal Holdings Corp.	1	26

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Meiji Holdings Co., Ltd.	1	69
Mercari, Inc. (a) (b)	1	23
Minebea Mitsumi Inc. (b)	3	49
MISUMI Group Inc. (b)	2	62
Mitsubishi Chemical Holdings Corporation	10	58
Mitsubishi Corp. (b)	10	239
Mitsubishi Electric Corp.	13	181
Mitsubishi Estate Co. Ltd.	9	136
Mitsubishi Gas Chemical Co. Inc.	1	24
Mitsubishi Heavy Industries Ltd.	2	49
Mitsubishi Materials Corp.	1	20
Mitsubishi Motors Corp.	6	13
Mitsubishi UFJ Financial Group Inc.	90	354
Mitsubishi UFJ Lease & Finance Co. Ltd. (b)	3	13
Mitsui & Co. Ltd.	12	208
Mitsui Chemicals Inc.	1	29
Mitsui Fudosan Co. Ltd.	7	123
Miura Co.,Ltd.	1	29
Mizuho Financial Group Inc. (b)	18	220
MonotaRO Co., Ltd. (b)	1	45
MS&AD Insurance Group Holdings, Inc.	3	86
Murata Manufacturing Co. Ltd.	4	278
Nabtesco Corp.	1	29
Nagoya Railroad Co. Ltd.	1	38
NEC Corp.	2	105
NEC Electronics Corp. (a)	6	41
NEXON Co.,Ltd.	4	90
NGK Insulators Ltd.	2	27
NGK Spark Plug Co. Ltd.	1	23
Nidec Corp.	3	308
Nihon M & A Center Inc.	1	51
Nikon Corp. (b)	3	18
Nintendo Co. Ltd.	1	454
Nippon Building Fund Inc.	—	51
Nippon Express Co. Ltd.	1	35
Nippon Meat Packers Inc.	1	31
Nippon Paint Co. Ltd.	1	113
Nippon Shinyaku Co., Ltd.	—	25
Nippon Steel Corporation	6	55
Nippon Telegraph & Telephone Corp.	10	196
Nippon Yusen KK	1	17
Nissan Chemical Industries Ltd. (b)	1	43
Nissan Motor Co., Ltd.	18	63
Nisshin Seifun Group Inc.	1	22
Nissin Foods Holdings Co. Ltd.	1	47
Nitori Co. Ltd.	1	125
Nitto Denko Corp.	1	78
Nomura Holdings Inc.	23	104
Nomura Real Estate Holdings, Inc.	1	21
Nomura Real Estate Master Fund. Inc.	—	39
Nomura Research Institute Ltd.	2	68
NSK Ltd.	3	22
NTT Data Corp.	5	64
NTT DoCoMo Inc. (b)	8	310
Obayashi Corp.	5	45
Obic Co. Ltd.	1	88
Odakyu Electric Railway Co. Ltd.	2	50
OJI Holdings Corp.	7	32
Olympus Corp.	9	179
Omron Corp.	1	109
Ono Pharmaceutical Co. Ltd.	3	84
Oracle Corp. Japan	—	32
Oriental Land Co. Ltd.	2	210
ORIX Corp.	10	123
Orix J-REIT Inc.	—	26
Osaka Gas Co. Ltd.	3	58
Otsuka Corp.	1	41
Otsuka Holdings Co., Ltd.	3	119
Pan Pacific International Holdings Corporation	3	70
Panasonic Corp.	17	141
Park24 Co. Ltd.	1	16
PeptiDream Inc. (a)	1	28
Persol Holdings Co., Ltd.	1	21
Pigeon Corp. (b)	1	40
Pola Orbis Holdings Inc.	1	15
Prologis	—	54
Rakuten Inc.	6	68
Recruit Holdings Co., Ltd.	9	371
Resona Holdings Inc.	16	55
Ricoh Co. Ltd. (b)	6	38
Rinnai Corp.	—	29
Rohm Co. Ltd.	1	54
Ryohin Keikaku Co. Ltd.	2	33
Santen Pharmaceutical Co. Ltd.	3	59
SBI Holdings Inc.	2	47
SCSK Corporation	—	17
Secom Co. Ltd.	2	137
Sega Sammy Holdings Inc.	1	13
Seibu Holdings Inc.	2	18
Seiko Epson Corp. (b)	2	22
Sekisui Chemical Co. Ltd.	3	42
Sekisui House Ltd.	4	78
Seven & I Holdings Co., Ltd.	6	170
Seven Bank, Ltd. (b)	6	13
SG Holdings Co., Ltd.	1	57
Sharp Corp.	2	19
Shimadzu Corp.	2	49
Shimamura Co. Ltd.	—	19
Shimano Inc.	1	98
Shimizu Corp.	4	29
Shin-Etsu Chemical Co. Ltd.	3	339
Shinsei Bank Ltd. (b)	2	18
Shionogi & Co. Ltd.	2	107
Shiseido Co. Ltd.	3	172
Shizuoka Bank Ltd.	3	19
Showa Denko KK	1	18
SMC Corp.	—	222
Softbank Corp. (b)	20	220
SoftBank Group Corp.	12	721
Sohgo Security Services Co. Ltd.	1	24
Sompo Holdings, Inc.	3	86
Sony Corp.	9	710
Square Enix Holdings Co. Ltd.	1	40
Stanley Electric Co. Ltd.	1	32
Subaru Corp. NPV	4	85
SUMCO Corporation	2	24
Sumitomo Chemical Co. Ltd.	11	36
Sumitomo Corp. (b)	9	108
Sumitomo Electric Industries Ltd.	6	65
Sumitomo Heavy Industries Ltd.	1	23
Sumitomo Metal Mining Co. Ltd.	2	53
Sumitomo Mitsui Financial Group Inc. (b)	9	264
Sumitomo Mitsui Trust Holdings Inc.	2	64
Sumitomo Realty & Development Co. Ltd.	2	68
Sumitomo Rubber Industries Inc.	1	12
Sundrug Co. Ltd.	1	19
Suntory Beverage & Food Limited	1	41
Suzuken Co. Ltd.	1	23
Suzuki Motor Corp.	3	111
Sysmex Corp.	1	115
T&D Holdings Inc.	4	36
Taiheiyo Cement Corp.	1	20
Taisei Corp.	2	51
Taisho Pharmaceutical Holdings Company Ltd.	—	20
Taiyo Nippon Sanso Corp. (b)	1	18
Takeda Pharmaceutical Co. Ltd.	12	416
TDK Corp.	1	109
Teijin Ltd.	1	20
Terumo Corp.	5	187
THK Co. Ltd.	1	20
TIS Inc.	1	30
Tobu Railway Co. Ltd.	1	43
Toho Co. Ltd.	1	33
Toho Gas Co. Ltd.	1	30
Tohoku Electric Power Co. Inc.	4	35
Tokio Marine Holdings Inc.	5	201
Tokyo Century Corp. (b)	—	16
Tokyo Electric Power Co. Holdings Inc. (a)	12	32
Tokyo Electron Ltd.	1	287
Tokyo Gas Co. Ltd.	3	66

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Tokyu Corp. (b)	4	49
Tokyu Fudosan Holdings Corporation	5	20
Toppan Printing Co. Ltd.	2	28
Toray Industries Inc.	10	46
Toshiba Corp.	3	74
Tosoh Corp.	2	34
TOTO Ltd. (b)	1	51
Toyo Suisan Kaisha Ltd.	1	32
Toyoda Gosei Co. Ltd.	1	14
Toyota Industries Corp. (b)	1	69
Toyota Motor Corp.	16	1,029
Toyota Tsusho Corp.	2	45
Trend Micro Inc.	1	61
TSURUHA Holdings ,Inc.	—	43
Unicharm Corp.	3	130
United Urban Investment Corp.	—	25
USS Co. Ltd.	2	27
Welcia Holdings Co.,Ltd.	1	35
West Japan Railway Co.	1	59
Yahoo! Japan Corp.	19	127
Yakult Honsha Co. Ltd.	1	50
Yamada Denki Co. Ltd.	4	21
Yamaha Corp.	1	48
Yamaha Motor Co. Ltd.	2	29
Yamato Holdings Co. Ltd.	2	61
Yamazaki Baking Co. Ltd.	1	14
Yaskawa Electric Corp.	2	71
Yokogawa Electric Corp.	2	25
Yokohama Rubber Co. Ltd.	1	16
ZOZO, Inc. (b)	1	17
		26,121
United Kingdom 4.5%
3i Group plc	7	89
Admiral Group PLC	1	51
Anglo American PLC	9	220
Antofagasta PLC	3	37
AON Public Limited Company	2	353
Ashtead Group Public Limited Company	3	116
Associated British Foods PLC	3	67
AstraZeneca PLC	10	1,056
Auto Trader Group PLC	7	54
AVEVA Group plc	—	26
Aviva PLC	30	109
BAE Systems PLC	23	144
Barclays PLC	130	164
Barratt Developments P L C	8	49
BP P.L.C.	149	433
British American Tobacco P.L.C.	17	610
BT Group Plc	66	84
Bunzl Public Limited Company	2	79
Burberry Group PLC	3	58
Carnival Plc (b)	3	52
Coca-Cola European Partners PLC	2	61
Coca-Cola HBC AG	2	40
Compass Group PLC	13	201
Croda International Public Limited Company	1	76
DCC Public Limited Company	1	54
Diageo PLC	17	586
Direct Line Insurance Limited	10	36
Evraz PLC	3	15
Experian PLC	7	254
Ferguson PLC	2	171
Fiat Chrysler Automobiles N.V. (a)	8	96
GlaxoSmithKline PLC	37	687
GVC Holdings PLC	4	56
Halma Public Limited Company	3	81
Hargreaves Lansdown PLC	2	47
Hikma Pharmaceuticals Public Limited Company	1	31
HSBC Holdings PLC	149	582
IHS Markit Ltd.	3	222
Imperial Brands PLC	7	128
Informa Switzerland Limited	10	50
InterContinental Hotels Group PLC	1	66
Intertek Group Plc	1	94
J Sainsbury PLC	15	37
JD Sports Fashion Plc	3	30
Johnson Matthey PLC	2	47
Kingfisher Plc	15	57
Land Securities Group PLC	6	39
Legal & General Group PLC	44	106
Liberty Global PLC - Class A (a)	1	26
Liberty Global PLC - Class C (a)	3	61
Linde Public Limited Company	4	916
Lloyds Banking Group PLC (a)	562	190
London Stock Exchange Group PLC	2	266
M&G PLC	21	43
Melrose Holdings Limited	38	57
Mondi plc	4	79
National Grid PLC	26	299
Next PLC	1	74
Ocado Group PLC (a)	3	116
Pearson PLC	6	44
Persimmon Public Limited Company	2	72
Prudential Public Limited Company (c)	19	273
Reckitt Benckiser Group PLC	5	514
Relx PLC	14	315
Rentokil Initial PLC (a)	13	91
Rio Tinto PLC	8	495
Rolls-Royce Holdings plc (a) (b)	14	23
RSA Insurance Group PLC	8	47
Schroders PLC	1	32
SEGRO Public Limited Company	8	100
Severn Trent PLC	2	57
Smith & Nephew PLC	7	130
Smiths Group PLC	3	55
Spirax-Sarco Engineering PLC	1	82
SSE PLC	8	122
St. James's Place PLC	4	50
Standard Chartered PLC	20	91
Standard Life Aberdeen PLC	17	49
Taylor Wimpey PLC	26	36
Tesco PLC	72	198
The Berkeley Group Holdings PLC	1	50
The British Land Company Public Limited Company	7	29
The Royal Bank of Scotland Group Public Limited Company	38	52
The Sage Group PLC.	8	73
Unilever N.V.	11	644
Unilever PLC	9	526
United Utilities Group PLC	5	59
Vodafone Group Public Limited Company	198	263
Whitbread PLC	2	43
Willis Towers Watson Public Limited Company	1	199
WM Morrison Supermarkets P L C	17	38
WPP 2012 Limited	9	69
		14,849
Switzerland 3.3%
ABB Ltd.	14	343
Adecco Group AG	1	63
Alcon AG (a)	4	208
Baloise Holding AG	—	53
Banque Cantonale Vaudoise	—	19
Barry Callebaut AG	—	53
Clariant AG	1	27
Compagnie Financiere Richemont SA	4	260
Credit Suisse Group AG	18	179
EMS-Chemie Holding AG	—	54
Garmin Ltd.	1	95
Geberit AG	—	158
Givaudan SA	—	297
Glencore PLC	72	150
Julius Bar Gruppe AG	2	74
Kühne + Nagel International AG	—	74
LafargeHolcim Ltd.	4	172
Lindt & Spruengli AG	—	89
Logitech International S.A.	1	80
Lonza Group AG	1	336
Nestle SA	22	2,594
Novartis AG	16	1,409

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Partners Group Holding AG	—	126
Roche Holding AG	5	1,764
Schindler Holding AG	—	40
SGS SA	—	118
Sika AG	1	240
Sonova Holding AG	—	101
STMicroelectronics NV	5	141
Straumann Holding AG	—	75
Swatch Group AG	—	46
Swatch Group AG - Class N	—	15
Swiss Life Holding AG	—	89
Swiss Prime Site AG	1	52
Swiss Re AG	2	158
Swisscom AG	—	100
TE Connectivity Ltd.	2	235
Temenos Group AG	—	67
UBS Group AG	27	304
Vifor Pharma Management AG	—	46
Zurich Insurance Group AG	1	388
		10,892
Canada 3.1%
Agnico Eagle Mines Limited	2	144
Air Canada (a)	1	9
Algonquin Power & Utilities Corp. (b)	4	58
Alimentation Couche-Tard Inc.	6	223
AltaGas Ltd.	2	25
ATCO Ltd. - Class I	1	20
B2Gold Corp.	7	42
Bank of Montreal	5	275
Barrick Gold Corp.	13	365
BCE Inc.	1	50
BlackBerry Limited (a)	5	21
Brookfield Asset Management Inc. - Class A	10	323
CAE Inc.	2	31
Cameco Corp.	3	28
Canadian Apartment Properties REIT	1	17
Canadian Imperial Bank of Commerce	3	247
Canadian National Railway Co.	5	562
Canadian Natural Resources Ltd.	9	139
Canadian Pacific Railway Limited	1	304
Canadian Tire Corporation, Limited - Class A	—	40
Canadian Utilities Limited - Class A	1	21
Canopy Growth Corporation (a) (b)	2	24
CCL Industries Inc. - Class B	1	42
Cenovus Energy Inc.	9	34
CGI Inc. (a)	2	115
CI Financial Corp.	2	24
Constellation Software Inc.	—	111
Cronos Group Inc. (a) (b)	2	8
Dollarama Inc.	2	81
Emera Inc.	2	78
Empire Company Limited - Class A	1	38
Enbridge Inc.	15	435
Fairfax Financial Holdings Ltd.	—	59
First Capital Realty Inc.	1	6
First Quantum Minerals Ltd	4	36
Fortis Inc.	3	139
Franco-Nevada Corporation	1	196
George Weston Ltd.	1	45
Gildan Activewear Inc.	2	34
Great-West Lifeco Inc.	2	41
Hydro One Limited	2	49
iA Financial Corporation Inc.	1	28
IGM Financial Inc. (b)	1	18
Imperial Oil Ltd.	2	26
Intact Financial Corporation	1	118
Inter Pipeline Ltd.	3	33
Keyera Corp.	2	26
Kinross Gold Corporation (a)	9	83
Kirkland Lake Gold Ltd.	2	93
Loblaw Cos. Ltd.	1	73
Lululemon Athletica Inc. (a)	1	297
Lundin Mining Corp.	5	26
Magna International Inc.	2	92
Manulife Financial Corp.	14	200
Metro Inc.	2	89
National Bank of Canada	3	124
Nutrien Ltd. (b)	4	163
ONEX Corporation	1	31
Open Text Corporation	2	85
Pan American Silver Corp.	1	42
Parkland Corporation	1	26
Pembina Pipeline Corporation	4	89
Power Corporation of Canada	4	83
Quebecor Inc. - Class B	1	30
Restaurant Brands International Limited Partnership	2	115
RioCan REIT	1	12
Ritchie Bros. Auctioneers Incorporated	1	42
Rogers Communications Inc. - Class B	3	103
Royal Bank of Canada	10	737
Saputo Inc.	2	48
Shaw Communications Inc. - Class B	3	62
Shopify Inc. - Class A (a)	1	818
SmartCentres Real Estate Investment Trust	1	9
SSR Mining Inc. (a)	2	28
Sun Life Financial Inc.	4	175
Suncor Energy Inc.	11	140
TC Energy Corporation (b)	7	290
Teck Resources Ltd. - Class B	3	46
TELUS Corp.	3	53
The Bank of Nova Scotia	9	370
The Toronto-Dominion Bank	13	621
Thomson Reuters Corporation	1	106
TMX Group Limited	—	41
Wheaton Precious Metals Corp.	3	157
WSP Canada Inc.	1	53
Yamana Gold Inc.	6	34
		10,474
France 3.1%
Accor SA (a)	1	41
Adevinta ASA (a)	1	21
Aeroports de Paris	—	22
Alstom (a)	1	68
Amundi (a)	—	31
Arkema	1	56
AtoS SE (a)	1	60
AXA SA	14	266
Biomerieux SA	—	48
BNP Paribas SA	8	297
Bollore SA	6	21
Bouygues SA	2	59
Bureau Veritas (a)	2	46
Capgemini SA	1	153
Carrefour SA	5	74
Cie de Saint-Gobain (a)	4	157
Cie Generale d'Optique Essilor International SA	2	281
CNP Assurances SA (a)	2	19
Compagnie Generale des Etablissements Michelin	1	131
Covivio	—	28
Credit Agricole SA	8	74
Danone	5	294
Dassault Aviation SA (a)	—	19
Dassault Systemes SA	1	180
EDENRED	2	79
Eiffage (a)	1	47
Electricite de France	4	47
Engie (a)	14	184
Eurazeo SA (a)	—	17
Eurofins Scientific SE (a)	—	77
Faurecia (a)	1	25
Gecina SA	—	42
Getlink S.E. (a)	3	42
Hermes International SCA	—	204
Icade SA	—	12
Iliad SA	—	17
Ingenico Group (a) (b)	—	72
IPSEN	—	26
JC Decaux SA (a)	1	11

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Kering SA	1	371
Klepierre (b)	1	21
La Francaise Des Jeux	1	20
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	4	556
Legrand SA	2	160
L'Oreal SA	2	605
LVMH Moet Hennessy Louis Vuitton SE	2	957
Natixis (a)	8	19
Orange SA	15	153
Orpea (a)	—	37
Pernod-Ricard SA	2	251
Peugeot SA (a)	4	79
Publicis Groupe SA	2	57
Remy Cointreau SA (b)	—	27
Renault SA (a)	1	34
Safran (a)	2	230
Sanofi SA	8	831
Sartorius Stedim Biotech	—	75
Schneider Electric SE (a)	4	501
SCOR (a)	1	30
SEB SA	—	25
Societe Generale SA (a)	6	79
Sodexo SA	1	50
SUEZ	3	50
Teleperformance	—	130
Thales SA	1	62
Total SA	18	621
Ubisoft Entertainment (a)	1	59
Valeo	2	52
Veolia Environnement	4	88
VINCI	4	319
Vivendi SA	6	167
Wendel SA	—	17
Worldline (a)	1	80
		10,161
Germany 2.7%
Adidas AG (a)	1	454
Allianz SE	3	585
Aroundtown SA (a)	9	46
BASF SE	7	408
Bayer AG	7	448
Bayerische Motoren Werke AG	2	174
Beiersdorf AG	1	88
Brenntag AG	1	71
Carl Zeiss Meditec AG	—	33
Ceconomy AG	2	16
Continental AG	1	86
Covestro AG	1	61
Daimler AG	6	342
Delivery Hero SE (a)	1	111
Deutsche Bank Aktiengesellschaft (a)	15	123
Deutsche Boerse AG	1	247
Deutsche Lufthansa AG (a)	2	18
Deutsche Post AG	7	332
Deutsche Telekom AG	25	412
Dresdner Bank AG (a)	7	33
DW Property Invest GmbH	3	127
E.ON SE	17	185
Evonik Industries AG	1	38
Fraport AG Frankfurt Airport Services Worldwide (a)	—	15
Fresenius Medical Care AG & Co. KGaA	2	133
Fresenius SE & Co. KGaA	3	137
GEA Group AG	1	40
Hannover Rueck SE	—	68
HeidelbergCement AG	1	71
Henkel AG & Co. KGaA	1	74
Hochtief AG	—	13
Infineon Technologies AG	9	262
Kion Group AG	1	43
Knorr - Bremse Aktiengesellschaft	—	37
LANXESS Aktiengesellschaft	1	35
LEG Immobilien AG	—	64
Merck KGaA	1	138
MTU Aero Engines AG	—	68
Muenchener Rueckversicherungs AG	1	264
Nemetschek SE	—	26
Puma SE (a)	1	58
RWE AG	4	164
SAP SE	8	1,197
Scout24 Holding GmbH	1	59
Siemens AG	6	712
Siemens Energy AG (a)	3	76
Siemens Healthineers AG	2	84
Symrise AG	1	130
TeamViewer AG (a)	1	40
Telefonica Deutschland Holding AG	7	17
ThyssenKrupp AG (a)	3	16
Uniper SE	2	51
United Internet AG	1	27
Volkswagen AG	—	42
Vonovia SE	4	260
Zalando SE (a)	1	106
		8,965
Australia 2.1%
Afterpay Limited (a)	1	78
AGL Energy Limited	5	45
Amcor Ltd.	6	70
AMP Ltd.	26	25
Ampol Limited	2	33
APA Group	9	66
Aristocrat Leisure Ltd.	4	89
ASX Ltd.	1	84
Aurizon Holdings Limited	16	48
AusNet Services Holdings Pty Ltd	17	22
Australia & New Zealand Banking Group Ltd.	21	261
BHP Group PLC	15	330
BHP Group PLC (b)	22	551
BlueScope Steel Ltd.	4	35
Brambles Limited	11	85
CIMIC Group Limited	1	12
Coca-Cola Amatil Ltd.	4	30
Cochlear Ltd.	—	66
Coles Group Limited	10	122
Commonwealth Bank of Australia	13	592
Computershare Ltd.	4	33
Crown Resorts Limited	3	17
CSL Ltd.	3	687
DEXUS Funds Management Limited	8	51
Evolution Mining Limited	10	42
Fortescue Metals Group Ltd.	13	148
Goodman Funding Pty Ltd	12	161
GPT Group	13	37
Insurance Australia Group Ltd.	18	57
LendLease Corp. Ltd.	4	35
Macquarie Group Limited	2	212
Magellan Financial Group Ltd	1	40
Medibank Private Limited	22	39
Mirvac Group	30	47
National Australia Bank Ltd.	23	299
Newcrest Mining Ltd.	6	130
Northern Star Resources Ltd.	5	46
Oil Search Ltd.	14	27
Orica Ltd.	3	32
Origin Energy Ltd.	13	40
Qantas Airways Ltd.	5	14
QBE Insurance Group Ltd.	11	66
Ramsay Health Care Ltd.	1	63
REA Group Ltd. (b)	—	30
Rio Tinto Ltd.	3	185
Santos Ltd.	13	45
Scentre Group Limited	38	60
SEEK Limited	2	38
Sonic Health Care Ltd.	3	77
South32 Limited	35	52
Stockland	19	52
Suncorp Group Ltd.	10	60
Sydney Airport Corporation Limited	8	36
Tabcorp Holdings Ltd.	16	38

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Telstra Corp. Ltd.	31	62
TPG Telecom Limited (a)	3	18
Transurban Group	20	201
Treasury Wine Estates Limited	5	33
Vicinity Centres RE Ltd	26	26
Washington H Soul Pattinson & Co. Ltd. (b)	1	12
Wesfarmers Ltd.	8	270
Westpac Banking Corporation	27	326
Wisetech Global Limited	1	18
Woodside Petroleum Ltd.	7	87
Woolworths Group Ltd.	9	246
		6,939
Netherlands 1.6%
ABN AMRO Bank N.V. - CVA	4	31
Adyen B.V. (a)	—	236
Aegon NV	13	33
Airbus SE (a)	4	318
Akzo Nobel N.V.	1	146
Altice N.V. (a)	4	21
argenx SE (a)	—	61
ASML Holding	3	1,157
CNH Industrial N.V. (a)	8	60
Heineken Holding N.V.	1	69
Heineken NV	2	167
ING Groep N.V. (a)	29	206
Just Eat Takeaway.Com N.V. (a) (b)	1	99
Koninklijke Ahold Delhaize N.V.	8	242
Koninklijke DSM N.V.	1	210
Koninklijke KPN N.V.	26	60
Koninklijke Philips N.V.	7	315
Koninklijke Vopak N.V.	—	28
LyondellBasell Industries N.V. - Class A	2	140
NN Group N.V.	2	77
NXP Semiconductors N.V.	2	259
Prosus N.V. (a)	4	328
Randstad NV	1	47
Royal Dutch Shell PLC - Class A	30	376
Royal Dutch Shell PLC - Class B	28	334
Unibail-Rodamco SE (b)	1	40
Wolters Kluwer NV	2	169
		5,229
Sweden 1.0%
Aktiebolaget Electrolux - Class B	2	42
Aktiebolaget Industrivarden - Class C (a)	1	31
Aktiebolaget SKF - Class B	3	60
Aktiebolaget Volvo - Class B (a)	11	213
Alfa Laval AB (a)	2	50
Assa Abloy AB - Class B	7	170
Atlas Copco Aktiebolag - Class A	5	236
Atlas Copco Aktiebolag - Class B	3	119
Boliden AB	2	57
Epiroc Aktiebolag - Class A	5	75
Epiroc Aktiebolag - Class B	3	38
EQT AB (d)	1	29
Essity Aktiebolag (publ) - Class B (a) (b)	4	148
Evolution Gaming Group AB (publ)	1	53
Hennes & Mauritz AB - Class B	6	100
Hexagon Aktiebolag - Class B (a)	2	155
Husqvarna Aktiebolag - Class B	3	31
ICA Gruppen Aktiebolag (b)	1	36
Investmentaktiebolaget Latour	1	22
Investor AB - Class B	3	219
Kinnevik AB (b)	2	77
L E Lundbergforetagen AB - Series B (a)	1	26
Lundin Petroleum AB	1	28
NIBE Industrier AB (a)	2	50
Nordea Bank ABP	24	186
Sandvik AB (a)	8	165
Securitas AB - Class B (a)	2	35
Skandinaviska Enskilda Banken AB - Class A (a)	12	104
Skanska AB - Class B	3	56
Svenska Cellulosa Aktiebolaget SCA - Class B (a)	4	55
Svenska Handelsbanken AB - Class A (a)	12	100
Swedbank AB - Class A (a)	7	102
Swedish Match AB	1	99
Tele2 AB - Class B (b)	4	56
Telefonaktiebolaget LM Ericsson - Class B	22	236
Telia Co. AB	17	71
		3,330
Hong Kong 1.0%
AIA Group Limited	89	882
ASM Pacific Technology Ltd.	2	25
Bank of East Asia Ltd.	11	21
BOC Hong Kong Holdings Ltd.	28	74
Budweiser Brewing Company APAC Limited	13	37
CK Asset Holdings Limited	19	96
CK Hutchison Holdings Limited	20	124
CK Infrastructure Holdings Limited	5	24
CLP Holdings Ltd.	12	117
Dairy Farm International Holdings Ltd.	2	9
Galaxy Entertainment Group Ltd.	16	108
Hang Lung Properties Ltd.	14	37
Hang Seng Bank Ltd.	6	86
Henderson Land Development Co. Ltd.	11	42
HK Electric Investments Limited	23	24
HKT Trust	28	37
Hong Kong & China Gas Co. Ltd.	81	116
Hong Kong Exchanges & Clearing Ltd.	9	413
Hongkong Land Holdings Ltd.	9	35
Jardine Matheson Holdings Ltd.	2	68
Kerry Properties Ltd.	6	15
Link Real Estate Investment Trust	15	124
Melco Resorts & Entertainment Ltd. - ADR	2	30
MicroPort Scientific Corporation	4	16
MTR Corp.	11	54
New World Development Company Limited	11	54
Pacific Century Premium Developments Limited (a)	3	1
PCCW Ltd.	28	17
Power Assets Holdings Ltd.	11	58
Sino Land Co.	24	28
SJM Holdings Limited	18	21
Sun Hung Kai Properties Ltd.	9	122
Swire Pacific Ltd. - Class A	4	20
Swire Properties Limited	8	21
Techtronic Industries Company Limited	10	133
WH Group Limited	72	59
Wharf Real Estate Investment Company Limited	11	45
		3,193
Ireland 0.9%
Accenture Public Limited Company - Class A	5	1,059
Allegion Public Limited Company	1	65
CRH Plc	6	210
Flutter Entertainment Public Limited Company	1	175
James Hardie Industries Public Limited Company - CDI	3	80
Kerry Group Plc - Class A	1	147
Kingspan Group Plc	1	103
Medtronic Public Limited Company	10	1,028
Pentair Public Limited Company	1	60
Seagate Technology Public Limited Company	2	89
Smurfit Kappa Funding Designated Activity Company	2	63
		3,079
Denmark 0.8%
A P Moller - Maersk A/S - Class A	—	40
A P Moller - Maersk A/S - Class B	—	74
Ambu A/S (b)	1	29
Carlsberg A/S - Class B	1	106
Chr. Hansen Holding A/S	1	90
Coloplast A/S - Class B	1	141
Danske Bank A/S (a)	5	67
Demant A/S (a) (b)	1	27
DSV Panalpina A/S	2	244
Genmab A/S (a)	—	179
GN Store Nord A/S	1	61
H Lundbeck A/S	1	20
Novo Nordisk A/S - Class B	13	872
Novozymes A/S - Class B	2	100

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Orsted A/S	1	189
Pandora A/S	1	52
Tryg A/S	1	33
Vestas Wind Systems A/S	1	236
		2,560
Spain 0.7%
ACS, Actividades de Construccion y Servicios, S.A.	2	44
AENA, S.M.E., S.A. (a)	—	67
Amadeus IT Group SA	3	174
Banco Bilbao Vizcaya Argentaria SA	50	140
Banco Santander, S.A.	124	232
Bankinter SA	4	19
CaixaBank, S.A.	28	60
Cellnex Telecom, S.A.	2	139
Enagas SA	2	39
Endesa SA	3	67
Ferrovial, S.A.	4	86
Grifols, S.A. - Class A	2	63
Iberdrola, Sociedad Anonima	44	536
Industria de Diseno Textil, S.A.	8	221
MAPFRE, S.A.	10	15
Naturgy Energy Group SA	2	45
Red Electrica Corporacion, S.A.	3	59
Repsol SA	10	68
Siemens Gamesa Renewable Energy, S.A.	2	45
Telefonica SA	35	121
		2,240
Italy 0.6%
Assicurazioni Generali SpA	8	118
Atlantia SpA (a)	4	61
Davide Campari-Milano S.p.A.	5	52
DiaSorin S.p.A.	—	32
Enel SpA	60	523
ENI SpA	19	147
Exor Nederland N.V.	1	47
Ferrari N.V.	1	167
Finecobank Banca Fineco SPA (a)	5	63
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	2	17
Intesa Sanpaolo SpA (a)	119	224
Leonardo S.p.A. (b)	3	17
Mediobanca SpA	5	40
Moncler S.p.A. (a)	1	60
Nexi S.p.A. (a)	2	48
Pirelli & C. S.p.A. (a)	3	12
Poste Italiane - Societa' Per Azioni	4	35
Prysmian S.p.A.	2	54
Recordati Industria Chimica E Farmaceutica S.p.A.	1	39
Snam Rete Gas SpA	15	77
Telecom Italia SpA	55	22
Telecom Italia SpA	80	32
Terna – Rete Elettrica Nazionale S.p.A.	10	72
UniCredit S.p.A. (a)	15	126
		2,085
Finland 0.3%
Elisa Oyj	1	66
Fortum Oyj	3	66
Kone Corporation - Class B	2	217
Neste Oyj	3	162
Nokia Oyj (a)	42	164
Orion Oyj - Class B	1	34
Sampo Oyj - Class A	4	141
Stora Enso Oyj - Class R	5	71
UPM-Kymmene Oyj	4	123
Wartsila Oyj	4	28
		1,072
Singapore 0.3%
Ascendas REIT	22	53
CapitaLand Commercial Trust	23	28
CapitaLand Ltd.	20	40
CapitaMall Trust	22	32
City Developments Ltd.	4	20
DBS Group Holdings Ltd.	13	191
Genting Singapore Limited	41	20
Jardine Cycle & Carriage Ltd.	1	12
Keppel Corporation Limited	11	37
Mapletree Commercial Trust Management Ltd. (e)	13	19
Mapletree Logistics Trust Management Ltd.	17	25
Oversea-Chinese Banking Corporation Limited	24	152
Singapore Airlines Ltd.	9	22
Singapore Exchange Ltd.	6	40
Singapore Technologies Engineering Ltd.	10	27
Singapore Telecommunications Limited	60	93
Suntec Real Estate Investment Trust	16	17
United Overseas Bank Ltd.	9	126
UOL Group Ltd.	3	15
Venture Corp. Ltd.	2	27
Wilmar International Limited	14	46
Yangzijiang Shipbuilding (Holdings) Ltd.	21	15
		1,057
Belgium 0.3%
ageas SA/NV	1	54
Anheuser-Busch InBev	6	301
Colruyt SA	—	24
Elia Group	—	19
Galapagos (a) (b)	—	43
Groupe Bruxelles Lambert SA	1	79
KBC Groep NV	2	92
Proximus	1	19
Sofina	—	26
Solvay SA	1	44
Telenet Group Holding	—	11
UCB SA	1	109
Umicore	2	63
		884
Israel 0.2%
Azrieli Group Ltd.	—	17
Bank Hapoalim BM	8	45
Bank Leumi Le-Israel BM	12	52
Check Point Software Technologies Ltd (a)	1	98
CyberArk Software Ltd. (a)	—	25
Elbit Systems Ltd.	—	20
Israel Chemicals Ltd.	5	19
Israel Discount Bank Ltd. - Class A	8	21
Mizrahi Tefahot Bank Ltd.	1	16
Nice Ltd. (a)	—	102
Teva Pharmaceutical Industries Ltd - ADR (a)	8	75
Wix.Com Ltd. (a)	—	91
		581
Norway 0.2%
DNB Bank ASA (a)	7	97
Equinor ASA	8	108
Gjensidige Forsikring ASA	1	28
Mowi ASA	3	57
Norsk Hydro ASA	9	25
Orkla ASA	6	56
Schibsted ASA - Class B (a)	1	33
Telenor ASA	5	86
Yara International ASA	1	54
		544
Argentina 0.1%
MercadoLibre S.R.L (a)	—	353
New Zealand 0.1%
a2 Milk Co. Ltd. (a)	6	56
Auckland International Airport Limited	9	43
Fisher & Paykel Healthcare Corp.	4	90
Mercury NZ Limited	4	15
Meridian Energy Limited	9	31
Ryman Healthcare Ltd.	3	27
Spark New Zealand Ltd.	14	43
		305
Austria 0.1%
Andritz AG	1	20
Erste Group Bank AG	2	41
OMV AG	1	32
Raiffeisen Bank International AG (a)	1	20

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Verbund AG	1	28
Voestalpine AG	1	27
		168
Portugal 0.0%
Energias de Portugal SA	20	97
Galp Energia, SGPS, S.A.	4	38
Jeronimo Martins, SGPS, S.A.	2	29
		164
Bermuda 0.0%
Arch Capital Group Ltd. (a)	3	91
RenaissanceRe Holdings Ltd	—	62
		153
Luxembourg 0.0%
ArcelorMittal (a)	5	65
SES S.A. - FDR	3	20
Tenaris SA	3	17
		102
China 0.0%
BeiGene, Ltd. - ADR (a)	—	88
Macau 0.0%
Sands China Ltd.	18	70
Wynn Macau, Limited (a)	10	17
		87
United Arab Emirates 0.0%
NMC Health PLC (a) (f)	1	—
Total Common Stocks (cost $275,641)		329,761
PREFERRED STOCKS 0.2%
Germany 0.2%
Bayerische Motoren Werke AG	—	27
Fuchs Petrolub SE	—	23
Henkel AG & Co. KGaA (g)	1	137
Porsche Automobil Holding SE (g)	1	66
Sartorius AG	—	109
Volkswagen AG (g)	1	222
		584
Switzerland 0.0%
Lindt & Spruengli AG (g)	—	68
Schindler Holding AG (g)	—	83
		151
Total Preferred Stocks (cost $701)		735
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (h)	1,640	1,640
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (h)	1,609	1,609
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (i) (j)	235	235
Total Short Term Investments (cost $3,484)		3,484
Total Investments 100.4% (cost $279,826)		333,980
Other Derivative Instruments (0.0)%		(4)
Other Assets and Liabilities, Net (0.4)%		(1,203)
Total Net Assets 100.0%		332,773

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $29 and 0.0% of the Fund.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Convertible security.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) The coupon rate represents the yield to maturity.

JNL/Mellon MSCI World Index Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	354	—	45	6	(14)	(93)	202	—
Prudential Public Limited Company	401	—	25	6	(12)	(91)	273	0.1
	755	—	70	12	(26)	(184)	475	0.1

JNL/Mellon MSCI World Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mapletree Commercial Trust Management Ltd.	11/26/19	23	19	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Mellon MSCI World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	7	December 2020	EUR	225	(1)	(2)
FTSE 100 Index	2	December 2020	GBP	120	(1)	(4)
S&P 500 Index	9	December 2020		1,515	7	(7)
S&P/ASX 200 Index	1	December 2020	AUD	148	(2)	(2)
S&P/TSX 60 Index	1	December 2020	CAD	193	(1)	—
TOPIX Index	2	December 2020	JPY	32,181	(6)	3
					(4)	(12)

JNL/Mellon MSCI World Index Fund – Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BMO	12/16/20	AUD	55	39	(1)
CAD/USD	JPM	12/16/20	CAD	46	34	—
EUR/USD	BOA	12/16/20	EUR	464	545	(5)
EUR/USD	BOA	12/16/20	EUR	95	112	1
EUR/USD	HSB	12/16/20	EUR	163	192	(2)
GBP/USD	BOA	12/16/20	GBP	60	78	1
GBP/USD	JPM	12/16/20	GBP	57	74	—
JPY/USD	BOA	12/16/20	JPY	15,855	150	1
JPY/USD	UBS	12/16/20	JPY	41,423	393	2
USD/EUR	BMO	12/16/20	EUR	(133)	(156)	2
USD/EUR	CBA	12/16/20	EUR	(162)	(191)	2
USD/EUR	RBC	12/16/20	EUR	(163)	(192)	—
USD/GBP	BMO	12/16/20	GBP	(58)	(75)	(1)
USD/JPY	BMO	12/16/20	JPY	(15,855)	(150)	(1)
USD/JPY	CIT	12/16/20	JPY	(16,225)	(154)	1
					699	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 99.2%
Information Technology 47.9%
Adobe Inc. (a)	210	102,893
Advanced Micro Devices, Inc. (a)	509	41,735
Analog Devices, Inc.	163	18,998
ANSYS, Inc. (a)	38	12,430
Apple Inc.	5,852	677,664
Applied Materials, Inc.	404	24,013
ASML Holding - ADR	34	12,588
Autodesk, Inc. (a)	97	22,331
Automatic Data Processing, Inc.	186	25,999
Broadcom Inc.	174	63,379
Cadence Design Systems Inc. (a)	124	13,191
CDW Corp.	63	7,553
Check Point Software Technologies Ltd (a)	62	7,445
Cisco Systems, Inc.	1,838	72,392
Citrix Systems Inc.	52	7,218
Cognizant Technology Solutions Corp. - Class A	239	16,599
DocuSign, Inc. (a)	81	17,415
Fiserv, Inc. (a)	295	30,391
Intel Corporation	1,851	95,843
Intuit Inc.	113	36,961
KLA-Tencor Corp.	67	12,952
Lam Research Corp.	63	20,897
Maxim Integrated Products, Inc.	112	7,572
Microchip Technology Incorporated	109	11,203
Micron Technology, Inc. (a)	489	22,974
Microsoft Corporation	2,588	544,394
NetEase, Inc. - ADR	32	14,392
NVIDIA Corporation	269	145,393
NXP Semiconductors N.V.	119	14,885
Paychex Inc.	156	12,414
Paypal Holdings, Inc. (a)	511	100,734
Qualcomm Incorporated	489	57,590
Skyworks Solutions, Inc.	75	10,895
Splunk Inc. (a)	70	13,224
Synopsys Inc. (a)	67	14,298
Texas Instruments Incorporated	399	57,008
Western Digital Corporation	127	4,652
Workday, Inc. - Class A (a)	77	16,578
Xilinx, Inc.	105	10,922
Zoom Video Communications, Inc. - Class A (a)	79	37,321
		2,437,336
Communication Services 19.6%
Activision Blizzard, Inc.	339	27,476
Alphabet Inc. - Class A (a)	118	172,689
Alphabet Inc. - Class C (a)	114	167,905
Baidu, Inc. - Class A - ADR (a)	122	15,406
Booking Holdings Inc. (a)	18	30,313
Charter Communications, Inc. - Class A (a)	90	56,072
Comcast Corporation - Class A	1,983	91,737
Electronic Arts Inc. (a)	126	16,376
Expedia Group, Inc.	59	5,419
Facebook, Inc. - Class A (a)	821	215,124
Fox Corporation - Class A	141	3,917
Fox Corporation - Class B	110	3,082
Liberty Global PLC - Class A (a)	74	1,555
Liberty Global PLC - Class C (a)	188	3,870
Netflix, Inc. (a)	192	96,136
Sirius XM Holdings Inc. (b)	1,917	10,274
Take-Two Interactive Software Inc. (a)	51	8,389
T-Mobile USA, Inc. (a)	538	61,490
VeriSign, Inc. (a)	50	10,180
		997,410
Consumer Discretionary 18.1%
Amazon.com, Inc. (a)	171	539,195
Dollar Tree Inc. (a)	101	9,257
eBay Inc.	304	15,831
JD.com, Inc. - Class A - ADR (a)	409	31,750
Lululemon Athletica Inc. (a)	53	17,594
Marriott International, Inc. - Class A	140	13,006
MercadoLibre S.R.L (a)	22	23,291
O'Reilly Automotive, Inc. (a)	32	14,709
Pinduoduo Inc. - ADR (a)	126	9,319
Ross Stores Inc.	156	14,511
Starbucks Corporation	508	43,642
Tesla Inc. (a)	406	174,326
Trip.com Group Limited - ADR (a)	222	6,928
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	25	5,709
		919,068
Health Care 6.6%
Alexion Pharmaceuticals, Inc. (a)	96	11,011
Align Technology, Inc. (a)	35	11,346
Amgen Inc.	256	65,057
Biogen Inc. (a)	71	20,115
BioMarin Pharmaceutical Inc. (a)	80	6,050
Cerner Corp.	137	9,922
DexCom Inc. (a)	41	16,818
Gilead Sciences, Inc.	545	34,429
IDEXX Laboratories, Inc. (a)	36	14,316
Illumina, Inc. (a)	64	19,640
Incyte Corporation (a)	91	8,196
Intuitive Surgical, Inc. (a)	51	35,953
Moderna, Inc. (a)	172	12,194
Regeneron Pharmaceuticals, Inc. (a)	46	25,510
Seattle Genetics Inc. (a)	76	14,794
Vertex Pharmaceuticals Incorporated (a)	114	31,068
		336,419
Consumer Staples 4.6%
Costco Wholesale Corporation	192	68,219
Kraft Heinz Foods Company	529	15,836
Mondelez International, Inc. - Class A	620	35,632
Monster Beverage 1990 Corporation (a)	233	18,653
PepsiCo, Inc.	604	83,720
Walgreens Boots Alliance, Inc.	377	13,536
		235,596
Industrials 1.8%
Cintas Corp.	46	15,341
Copart Inc. (a)	100	10,517
CSX Corp.	338	26,216
Fastenal Co.	245	11,069
PACCAR Inc.	148	12,615
Verisk Analytics, Inc.	71	13,128
		88,886
Utilities 0.6%
Exelon Corporation	431	15,411
Xcel Energy Inc.	232	16,029
		31,440
Total Common Stocks (cost $2,776,882)		5,046,155
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	35,326	35,326
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	2,832	2,832
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	2,499	2,498
Total Short Term Investments (cost $40,656)		40,656
Total Investments 100.0% (cost $2,817,538)		5,086,811
Other Derivative Instruments 0.0%		254
Other Assets and Liabilities, Net 0.0%		1,248
Total Net Assets 100.0%		5,088,313

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	175	December 2020	39,338	254	587

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 99.4%
Real Estate 99.4%
Acadia Realty Trust	8	89
Agree Realty Corporation	5	324
Alexander & Baldwin, LLC	7	76
Alexander's, Inc.	—	55
Alexandria Real Estate Equities, Inc.	12	1,912
American Assets Trust, Inc.	5	121
American Campus Communities, Inc.	13	452
American Finance Trust, Inc. - Class A	11	67
American Homes 4 Rent - Class A	26	726
American Tower Corporation	42	10,159
Americold Realty Trust	19	675
Apartment Investment and Management Company - Class A	14	473
Apple Hospitality REIT, Inc.	20	189
Armada Hoffler Properties, Inc.	5	46
AvalonBay Communities, Inc.	13	1,991
Boston Properties Inc.	14	1,128
Brandywine Realty Trust	17	172
Brixmor Property Group Inc.	28	327
Camden Property Trust	9	825
Caretrust REIT, Inc.	9	159
Catchmark Timber Trust, Inc. - Class A	4	40
CBRE Group, Inc. - Class A (a)	32	1,491
Chatham Lodging Trust	4	32
City Office REIT, Inc.	5	38
Colony Capital, Inc. - Class A	46	126
Columbia Property Trust Inc.	11	116
Community Healthcare Trust Incorporated	2	96
CoreCivic, Inc.	12	94
CoreSite Realty Corporation	4	423
Corporate Office Properties Trust	11	256
Cousins Properties Incorporated	14	406
Crown Castle International Corp.	40	6,577
CubeSmart	18	590
Cushman & Wakefield PLC (a)	11	113
Cyrusone LLC	11	768
DiamondRock Hospitality Co.	18	93
Digital Realty Trust Inc.	25	3,732
Diversified Healthcare Trust	23	83
Douglas Emmett, Inc.	16	394
Duke Realty Corp.	35	1,293
Dwight A. Walker Real Estate, Inc. - Class A	2	53
Easterly Government Properties, Inc.	7	159
EastGroup Properties Inc.	4	482
Empire State Realty Trust Inc. - Class A	14	86
EPR Properties	7	202
Equinix, Inc.	8	6,377
Equity Commonwealth	11	303
Equity Lifestyle Properties, Inc.	16	1,010
Equity Residential	35	1,809
Essential Properties Realty Trust, Inc.	9	158
Essex Property Trust Inc.	6	1,250
eXp World Holdings, Inc. (a) (b)	3	105
Extra Space Storage Inc.	12	1,314
Federal Realty Investment Trust	7	498
First Industrial Realty Trust, Inc.	12	477
Five Point Holdings, LLC - Class A (a)	5	22
Florida Rock Properties, Inc. (a)	1	25
Forestar Group Inc. (a)	2	29
Four Corners Property Trust, Inc.	7	175
Franklin Street Properties Corp.	10	36
Front Yard Residential Corporation	5	40
Gaming and Leisure Properties, Inc.	20	742
Getty Realty Corp.	3	90
Gladstone Commercial Corp.	3	56
Global Healthcare REIT, Inc.	4	57
Global Net Lease Inc.	9	139
Healthcare Realty Trust Inc.	13	388
Healthcare Trust of America, Inc. - Class A	21	542
Healthpeak Properties, Inc.	51	1,390
Highwoods Properties Inc.	10	333
Host Hotels & Resorts, Inc.	67	725
Hudson Pacific Properties Inc.	14	316
Independence Realty Trust, Inc.	9	101
Industrial Logistics Properties Trust	6	137
Innovative Industrial Properties, Inc.	2	248
Investors Real Estate Trust	1	73
Invitation Homes Inc.	51	1,441
Iron Mountain Incorporated (b)	27	728
iStar Inc.	7	83
JBG Smith Properties	11	301
Jernigan Capital Inc.	2	39
Jones Lang LaSalle Incorporated (b)	5	471
Kennedy-Wilson Holdings Inc. (b)	12	175
Kilroy Realty Corporation	10	509
Kimco Realty Corporation	41	459
Kite Realty Naperville, LLC	8	90
Lamar Advertising Co. - Class A	8	545
Lexington Realty Trust	26	271
Life Storage Inc.	4	464
LTC Properties Inc.	4	131
Macerich Co. (b)	10	65
Mack-Cali Realty Corporation	9	112
Marcus & Millichap Inc. (a)	2	60
Medical Properties Trust, Inc.	50	884
MGM Growth Properties LLC - Class A	12	345
Mid-America Apartment Communities, Inc.	11	1,262
Monmouth Real Estate Investment Corp. - Class A	9	120
National Health Investors, Inc.	4	256
National Retail Properties, Inc.	16	566
National Storage Affiliates Trust	6	210
Newmark Group, Inc. - Class A	15	64
NexPoint Residential Trust, Inc.	2	81
Office Properties Income Trust	5	93
Omega Healthcare Investors, Inc.	21	641
One Liberty Properties Inc.	2	29
OUTFRONT Media Inc.	14	201
Paramount Group, Inc.	17	121
Park Hotels & Resorts Inc.	22	224
Pebblebrook Hotel Trust (b)	12	151
Physicians Realty Trust	19	345
Piedmont Office Realty Trust Inc. - Class A	12	162
PotlatchDeltic Corp.	6	271
Preferred Apartment Communities, Inc.	4	22
ProLogis Inc.	70	7,045
PS Business Parks, Inc.	2	236
Public Storage	15	3,320
QTS Realty Trust, Inc. - Class A	6	361
Rayonier Inc.	13	341
Realogy Holdings Corp. (a) (b)	11	99
Realty Income Corporation	33	1,976
Redfin Corporation (a)	9	442
Regency Centers Corp.	16	612
Retail Opportunity Investments Corp.	11	117
Retail Properties of America, Inc. - Class A	21	122
Rexford Industrial Realty, Inc.	12	531
RLJ III-EM Columbus Lessee, LLC	16	137
RPT Realty	7	41
Ryman Hospitality Properties, Inc.	5	179
Sabra Health Care REIT, Inc.	20	270
Safehold Inc. (b)	1	78
Saul Centers Inc.	1	37
SBA Communications Corporation	11	3,369
Seritage Growth Properties - Class A (a) (b)	3	43
Service Properties Trust	16	126
Simon Property Group, Inc.	29	1,873
SITE Centers Corp.	15	107
SL Green Realty Corp.	7	333
Spirit Realty Capital, Inc.	10	332
St. Joe Co. (a)	3	62
STAG Industrial, Inc.	14	434
STORE Capital Corp.	22	601
Summit Hotel Properties Inc.	10	50
Sun Communities Inc.	9	1,315
Sunstone Hotel Investors Inc.	20	159
Tanger Factory Outlet Centers Inc. (b)	9	54

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Taubman Centers Inc.	6	191
Tejon Ranch Co. (a)	2	31
Terreno Realty Corporation	6	354
The GEO Group, Inc.	11	130
The Howard Hughes Corporation (a)	4	228
The Rmr Group Inc. - Class A	1	37
UDR, Inc.	28	916
UMH Properties Inc.	3	43
Uniti Group Inc.	17	184
Universal Health Realty Income Trust	1	69
Urban Edge Properties	11	104
Urstadt Biddle Properties Inc. - Class A	3	24
Ventas, Inc.	35	1,482
VEREIT, Inc.	102	661
VICI Properties Inc.	45	1,042
Vornado Realty Trust	15	522
W.P. Carey Inc.	16	1,069
Washington REIT	8	160
Weingarten Realty Investors	12	197
Welltower Inc.	40	2,179
Weyerhaeuser Company	71	2,016
Whitestone REIT (b)	4	22
Xenia Hotels & Resorts Inc.	11	96
Total Common Stocks (cost $121,655)		105,225
SHORT TERM INVESTMENTS 1.2%
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	680	680
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	518	518
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	71	71
Total Short Term Investments (cost $1,269)		1,269
Total Investments 100.6% (cost $122,924)		106,494
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net (0.6)%		(638)
Total Net Assets 100.0%		105,860

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	15	December 2020	642	4	(3)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 400 MidCap Index Fund
COMMON STOCKS 99.2%
Consumer Discretionary 16.9%
Aaron's, Inc.	117	6,612
Adient Public Limited Company (a)	163	2,822
Adtalem Global Education Inc. (a)	89	2,184
American Eagle Outfitters, Inc. (b)	255	3,773
AutoNation, Inc. (a)	100	5,315
Boyd Gaming Corporation	140	4,291
Brink's Co.	88	3,628
Brunswick Corp.	136	8,014
Caesars Entertainment, Inc. (a)	341	19,119
Carter's Inc.	75	6,519
Choice Hotels International Inc.	50	4,311
Churchill Downs Inc.	61	10,002
Columbia Sportswear Co.	53	4,591
Cracker Barrel Old Country Store, Inc.	41	4,736
Dana Holding Corp.	249	3,071
Deckers Outdoor Corp. (a)	48	10,605
Delphi Technologies PLC (a) (b)	152	2,541
Dick's Sporting Goods Inc.	112	6,512
Dunkin' Brands Group Inc.	142	11,596
Five Below, Inc. (a)	96	12,206
Foot Locker, Inc.	180	5,962
Fox Factory Holding Corp. (a)	71	5,293
FTI Consulting Inc. (a)	63	6,659
Gentex Corp.	423	10,888
Graham Holdings Co.	7	2,859
Grand Canyon Education, Inc. (a)	82	6,538
Grubhub Holdings Inc. (a)	159	11,510
H & R Block, Inc.	331	5,400
Harley-Davidson, Inc.	266	6,531
Helen of Troy Ltd (a)	44	8,449
IAA Spinco Inc. (a)	232	12,089
Jack in the Box Inc.	39	3,092
JetBlue Airways Corporation (a)	467	5,294
KAR Auction Services, Inc.	225	3,238
KB Home	153	5,867
Kohl's Corporation	271	5,024
Lear Corporation	94	10,290
Lithia Motors Inc. - Class A	39	8,876
Marriott Vacations Worldwide Corporation	71	6,464
Mattel, Inc. (a) (b)	599	7,011
Murphy USA Inc. (a)	47	5,974
Nordstrom Inc. (b)	191	2,282
Ollie's Bargain Outlet Holdings Inc. (a)	98	8,598
Papa John's International Inc.	57	4,671
Penn National Gaming Inc. (a)	248	18,022
Polaris Industries Inc.	100	9,398
Pool Corporation	69	23,103
RH (a) (b)	27	10,154
Sally Beauty Holdings, Inc. (a)	200	1,739
Scientific Games Corporation - Class A (a)	96	3,344
Service Corp. International	303	12,794
Six Flags Operations Inc.	129	2,611
Skechers U.S.A. Inc. - Class A (a)	234	7,074
Strategic Education, Inc.	42	3,817
Taylor Morrison Home II Corporation - Class A (a)	226	5,559
Tempur Sealy International, Inc. (a)	83	7,417
Texas Roadhouse Inc.	112	6,811
The Goodyear Tire & Rubber Company	401	3,073
The Wendy's Company	311	6,940
Thor Industries Inc.	95	9,094
Toll Brothers Inc.	197	9,609
TopBuild Corp. (a)	57	9,710
TRI Pointe Homes, Inc. (a)	223	4,045
Urban Outfitters Inc. (a)	117	2,426
Visteon Corporation (a)	49	3,375
Williams-Sonoma Inc.	134	12,108
Wingstop Inc.	51	6,950
WW International, Inc. (a)	80	1,518
Wyndham Destinations, Inc.	147	4,514
Wyndham Hotels & Resorts, Inc.	161	8,128
		484,640
Information Technology 16.1%
ACI Worldwide, Inc. (a)	201	5,257
ADS Alliance Data Systems, Inc.	83	3,473
Arrow Electronics, Inc. (a)	134	10,504
ASGN Incorporated (a)	91	5,764
Avnet, Inc.	172	4,450
Belden Inc.	77	2,401
Blackbaud, Inc.	86	4,805
Cabot Microelectronics Corporation	50	7,215
CACI International Inc. - Class A (a)	43	9,251
CDK Global, Inc.	210	9,164
Ceridian HCM Holding Inc. (a)	224	18,483
Ciena Corp. (a)	266	10,561
Cirrus Logic Inc. (a)	100	6,762
Cognex Corp.	298	19,407
Coherent Inc. (a)	42	4,659
CommVault Systems Inc. (a)	80	3,282
CoreLogic, Inc.	137	9,246
Cree, Inc. (a)	189	12,030
Enphase Energy, Inc. (a)	218	17,999
Fair Isaac Corporation (a)	50	21,255
First Solar, Inc. (a)	145	9,589
II-VI Incorporated (a)	180	7,293
InterDigital Communications, Inc.	53	2,999
J2 Cloud Services, LLC (a)	77	5,312
Jabil Inc.	233	7,978
KBR, Inc.	246	5,495
Littelfuse Inc.	42	7,482
Liveramp, Inc. (a)	113	5,868
Lumentum Holdings Inc. (a)	130	9,738
Manhattan Associates Inc. (a)	110	10,492
MAXIMUS Inc.	106	7,252
MKS Instruments, Inc.	95	10,358
Monolithic Power Systems Inc.	73	20,338
National Instruments Corp.	228	8,136
NCR Corporation (a)	224	4,962
NetScout Systems, Inc. (a)	126	2,743
Paylocity Holding Corporation (a)	64	10,400
Perspecta Inc.	235	4,579
PTC Inc. (a)	180	14,885
Qualys, Inc. (a)	58	5,699
Sabre Corporation	541	3,520
Science Applications International Corp.	101	7,905
Semtech Corp. (a)	113	5,961
Silicon Laboratories Inc. (a)	75	7,362
SolarEdge Technologies Ltd. (a)	86	20,579
Synaptics Incorporated (a)	59	4,722
SYNNEX Corporation	71	9,976
Teradata Corporation (a)	190	4,319
Trimble Inc. (a)	431	20,996
Universal Display Corporation	74	13,334
ViaSat, Inc. (a)	111	3,825
Vishay Intertechnology Inc.	232	3,616
Wex, Inc. (a)	76	10,543
		464,224
Industrials 15.8%
Acuity Brands, Inc.	69	7,050
AECOM (a)	276	11,546
AGCO Corporation	106	7,837
Avis Budget Group, Inc. (a)	88	2,309
Axone Intelligence Inc. (a)	110	9,992
Builders FirstSource, Inc. (a)	203	6,608
Carlisle Cos. Inc.	94	11,492
Clean Harbors Inc. (a)	88	4,943
Colfax Corp. (a)	174	5,469
Crane Co.	85	4,279
Curtiss-Wright Corp.	71	6,658
Donaldson Co. Inc.	218	10,132
Dycom Industries, Inc. (a)	54	2,875
EMCOR Group, Inc.	95	6,417
EnerSys	73	4,917
Fluor Corp.	218	1,919
GATX Corporation (b)	61	3,887
Generac Holdings Inc. (a) (b)	109	21,029

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Graco Inc.	289	17,704
Healthcare Services Group Inc. (b)	127	2,730
Herman Miller Inc.	102	3,085
Hexcel Corp.	145	4,858
HNI Corp.	73	2,293
Hubbell Inc.	93	12,772
Insperity, Inc.	63	4,130
ITT Industries Holdings, Inc.	149	8,771
Kennametal Inc.	144	4,178
Kirby Corp. (a)	103	3,714
Knight-Swift Transportation Holdings Inc. - Class A	219	8,895
Landstar System Inc.	66	8,327
Lennox International Inc.	60	16,435
Lincoln Electric Holdings Inc.	102	9,396
ManpowerGroup Inc.	100	7,356
MasTec Inc. (a) (b)	98	4,116
Mercury Systems Inc. (a)	97	7,529
Middleby Corp. (a)	96	8,577
MSA Safety Inc.	62	8,382
MSC Industrial Direct Co. - Class A	79	4,981
Nordson Corp.	93	17,833
Nvent Electric Public Limited Company	295	5,214
Oshkosh Corp.	118	8,653
Owens Corning Inc.	187	12,846
Regal-Beloit Corp.	70	6,572
Ryder System, Inc.	93	3,920
Stericycle Inc. (a)	158	9,974
SunRun Inc. (a)	219	16,910
Terex Corp.	120	2,327
Tetra Tech, Inc.	93	8,922
Timken Co.	117	6,327
Toro Co.	186	15,579
Trex Company, Inc. (a)	200	14,346
Trinity Industries Inc. (b)	152	2,961
Valmont Industries Inc.	37	4,622
Watsco Inc.	56	13,158
Werner Enterprises Inc.	101	4,228
Woodward Governor Co.	101	8,070
XPO Logistics, Inc. (a)	158	13,358
		453,408
Financials 13.6%
Affiliated Managers Group, Inc.	80	5,459
Alleghany Corporation	25	12,895
American Financial Group, Inc.	123	8,256
Associated Banc-Corp	269	3,397
BancorpSouth Bank	165	3,190
Bank of Hawaii Corporation	70	3,534
Bank OZK	207	4,414
Brighthouse Financial, Inc. (a)	162	4,355
Brown & Brown Inc.	404	18,305
Cathay General Bancorp	128	2,767
CIT Group Inc.	172	3,039
CNO Financial Group, Inc.	242	3,889
Commerce Bancshares Inc.	173	9,717
Cullen/Frost Bankers Inc.	97	6,201
East West Bancorp, Inc.	243	7,960
Eaton Vance Corp.	196	7,483
Essent Group Ltd.	193	7,154
Evercore Inc. - Class A	69	4,550
FactSet Research Systems Inc.	65	21,924
Federated Investors, Inc. - Class B	165	3,552
First American Financial Corporation	192	9,764
First Financial Bankshares, Inc.	244	6,808
First Horizon National Corporation	957	9,023
FirstCash, Inc.	72	4,129
FNB Corp.	565	3,832
Fulton Financial Corp.	282	2,629
Genworth Financial, Inc. - Class A (a)	863	2,890
Glacier Bancorp, Inc.	165	5,304
Hancock Whitney Co.	151	2,834
Hanover Insurance Group Inc.	65	6,031
Home BancShares, Inc.	260	3,943
Interactive Brokers Group, Inc.	137	6,629
International Bancshares Corporation	96	2,492
Janus Henderson Group PLC	259	5,617
Jefferies Financial Group Inc.	376	6,761
Kemper Corp.	106	7,087
LendingTree, Inc. (a) (b)	14	4,157
Mercury General Corp.	45	1,863
Navient Corporation	336	2,841
New York Community Bancorp Inc.	802	6,630
Old Republic International Corp.	486	7,159
PacWest Bancorp	201	3,436
Pinnacle Financial Partners, Inc.	132	4,682
Primerica, Inc.	69	7,771
Prosperity Bancshares Inc.	159	8,254
Reinsurance Group of America, Incorporated	117	11,127
RenaissanceRe Holdings Ltd	88	14,969
RLI Corp.	68	5,683
SEI Investments Co.	209	10,610
Selective Insurance Group Inc.	104	5,334
Signature Bank	92	7,638
SLM Corporation	647	5,234
Sterling Bancorp	341	3,588
Stifel Financial Corp.	119	6,010
Synovus Financial Corp.	255	5,405
TCF Financial Corporation	263	6,139
Texas Capital Bancshares, Inc. (a)	88	2,740
Trustmark Corp.	110	2,361
UMB Financial Corp.	75	3,676
Umpqua Holdings Corp.	383	4,072
United Bankshares Inc.	225	4,834
Valley National Bancorp	701	4,800
Washington Federal Inc.	130	2,713
Webster Financial Corp.	156	4,120
Wintrust Financial Corporation	99	3,948
		389,608
Health Care 11.0%
Acadia Healthcare Company, Inc. (a)	152	4,490
Amedisys, Inc. (a)	56	13,213
Arrowhead Pharmaceuticals Inc (a)	178	7,659
Avanos Medical, Inc. (a)	83	2,761
Bio-Techne Corporation	66	16,447
Cantel Medical Corp.	64	2,803
Charles River Laboratories International Inc. (a)	86	19,381
Chemed Corporation	27	13,202
Emergent BioSolutions Inc. (a)	78	8,024
Encompass Health Corporation	172	11,178
Exelixis, Inc. (a)	532	13,003
Globus Medical Inc. - Class A (a)	131	6,475
Haemonetics Corp. (a)	88	7,677
HealthEquity, Inc. (a)	133	6,837
Hill-Rom Holdings Inc.	115	9,565
ICU Medical, Inc. (a)	34	6,144
Integra LifeSciences Holdings Corp. (a)	121	5,734
Jazz Pharmaceuticals Public Limited Company (a)	95	13,589
LHC Group, Inc. (a)	54	11,553
Ligand Pharmaceuticals Incorporated (a) (b)	28	2,627
LivaNova PLC (a)	85	3,823
Masimo Corp. (a)	87	20,560
Mednax, Inc. (a)	147	2,386
Medpace Holdings, Inc. (a)	47	5,236
Molina Healthcare, Inc. (a)	103	18,773
Nektar Therapeutics (a) (b)	311	5,158
NuVasive Inc. (a)	88	4,262
Patterson Cos. Inc.	149	3,592
Penumbra, Inc. (a) (b)	58	11,231
PRA Health Sciences, Inc. (a)	110	11,163
Prestige Consumer Healthcare Inc. (a)	87	3,183
Quidel Corporation (a)	66	14,509
Repligen Corporation (a)	84	12,399
Syneos Health, Inc. - Class A (a)	119	6,302
Tenet Healthcare Corporation (a)	183	4,495
United Therapeutics Corporation (a)	77	7,785
		317,219
Real Estate 9.2%
American Campus Communities, Inc.	238	8,307
Brixmor Property Group Inc.	512	5,985

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Camden Property Trust	169	15,006
CoreSite Realty Corporation	74	8,771
Corporate Office Properties Trust	194	4,608
Cousins Properties Incorporated	255	7,297
Cyrusone LLC	201	14,092
Douglas Emmett, Inc.	285	7,152
EastGroup Properties Inc.	68	8,829
EPR Properties	128	3,508
First Industrial Realty Trust, Inc.	220	8,757
Healthcare Realty Trust Inc.	236	7,101
Highwoods Properties Inc.	178	5,986
Hudson Pacific Properties Inc.	263	5,770
JBG Smith Properties	195	5,224
Jones Lang LaSalle Incorporated	89	8,542
Kilroy Realty Corporation	180	9,366
Lamar Advertising Co. - Class A	149	9,832
Life Storage Inc.	81	8,490
Macerich Co. (b)	189	1,281
Medical Properties Trust, Inc.	915	16,133
National Retail Properties, Inc.	299	10,329
Omega Healthcare Investors, Inc.	393	11,759
Park Hotels & Resorts Inc.	407	4,063
Pebblebrook Hotel Trust (b)	227	2,847
Physicians Realty Trust	361	6,469
PotlatchDeltic Corp.	115	4,824
PS Business Parks, Inc.	35	4,280
Rayonier Inc.	234	6,196
Rexford Industrial Realty, Inc.	214	9,774
Sabra Health Care REIT, Inc.	356	4,911
Service Properties Trust	285	2,267
Spirit Realty Capital, Inc.	179	6,030
STORE Capital Corp.	392	10,765
Taubman Centers Inc.	107	3,571
The GEO Group, Inc.	206	2,341
Urban Edge Properties	186	1,807
Weingarten Realty Investors	210	3,567
		265,837
Materials 6.0%
AptarGroup, Inc.	111	12,561
Ashland Global Holdings Inc.	93	6,627
Avient Corporation	159	4,209
Cabot Corp.	99	3,553
Commercial Metals Co.	204	4,073
Compass Minerals International, Inc.	59	3,508
Domtar Corp.	94	2,470
Eagle Materials Inc.	72	6,203
Greif Inc. - Class A	46	1,673
Ingevity Corporation (a)	71	3,523
Louisiana-Pacific Corp.	195	5,749
Minerals Technologies Inc.	59	2,995
NewMarket Corp.	13	4,307
O-I Glass, Inc.	272	2,878
Olin Corporation	248	3,068
Reliance Steel & Aluminum Co.	110	11,240
Royal Gold Inc.	114	13,647
RPM International Inc.	224	18,547
Scotts Miracle-Gro Co. - Class A	70	10,709
Sensient Technologies Corporation	74	4,275
Silgan Holdings Inc.	137	5,024
Sonoco Products Co.	174	8,862
Steel Dynamics Inc.	344	9,842
The Chemours Company	284	5,929
United States Steel Corporation (b)	378	2,777
Univar Solutions Inc. (a)	293	4,944
Valvoline, Inc.	320	6,085
Worthington Industries Inc.	61	2,504
		171,782
Consumer Staples 4.0%
BJ's Wholesale Club Holdings, Inc. (a)	239	9,937
Boston Beer Co. Inc. - Class A (a)	16	13,855
Casey's General Stores Inc.	63	11,281
Coty Inc. - Class A	486	1,313
Darling Ingredients Inc. (a)	278	10,035
Edgewell Personal Care Colombia S A S (a)	93	2,605
Energizer Holdings, Inc.	101	3,971
Flowers Foods Inc.	341	8,308
Grocery Outlet Holding Corp. (a)	144	5,676
Hain Celestial Group Inc. (a)	145	4,971
Ingredion Inc.	116	8,766
Lancaster Colony Corp.	34	5,997
Nu Skin Enterprises, Inc. - Class A	89	4,479
Pilgrim's Pride Corporation (a)	88	1,317
Post Holdings, Inc. (a)	108	9,311
Sanderson Farms Inc.	34	3,996
Sprouts Farmers Market, Inc. (a)	202	4,227
Tootsie Roll Industries Inc. (b)	31	972
Treehouse Foods, Inc. (a)	97	3,918
		114,935
Utilities 3.7%
ALLETE, Inc.	89	4,599
Black Hills Corporation	108	5,758
Essential Utilities, Inc.	386	15,544
Hawaiian Electric Industries Inc.	187	6,229
IDACORP Inc.	87	6,925
MDU Resources Group Inc.	347	7,801
National Fuel Gas Company	158	6,408
New Jersey Resources Corp.	165	4,462
NorthWestern Corp.	88	4,302
OGE Energy Corp.	344	10,326
One Gas, Inc.	91	6,268
PNM Resources, Inc.	137	5,684
Southwest Gas Corp.	96	6,076
Spire, Inc.	89	4,724
UGI Corp.	358	11,823
		106,929
Communication Services 1.8%
AMC Networks, Inc. - Class A (a)	69	1,706
Cable One, Inc.	9	17,593
Cinemark Holdings, Inc. (b)	183	1,835
John Wiley & Sons Inc. - Class A	76	2,410
New York Times Co. - Class A	250	10,684
TEGNA Inc.	375	4,406
Telephone & Data Systems Inc.	173	3,185
TripAdvisor Inc.	167	3,273
World Wrestling Entertainment, Inc. - Class A (b)	80	3,225
Yelp Inc. - Class A (a)	119	2,396
		50,713
Energy 1.1%
Antero Midstream Corporation	490	2,630
ChampionX Corporation (a)	324	2,589
Cimarex Energy Co.	175	4,252
CNX Resources Corporation (a)	377	3,561
EQT Corporation	439	5,672
Equitrans Midstream Corp.	702	5,941
Murphy Oil Corporation (b)	252	2,249
World Fuel Services Corp.	109	2,304
WPX Energy, Inc. (a)	690	3,383
		32,581
Total Common Stocks (cost $2,688,203)		2,851,876
SHORT TERM INVESTMENTS 1.2%
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	26,445	26,445
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	5,193	5,193
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	2,286	2,285
Total Short Term Investments (cost $33,923)		33,923
Total Investments 100.4% (cost $2,722,126)		2,885,799
Other Derivative Instruments 0.0%		194
Other Assets and Liabilities, Net (0.4)%		(11,032)
Total Net Assets 100.0%		2,874,961

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon S&P 400 MidCap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	129	December 2020	23,941	194	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 99.5%
Information Technology 26.9%
Accenture Public Limited Company - Class A	217	49,132
Adobe Inc. (a)	164	80,448
Advanced Micro Devices, Inc. (a)	403	33,004
Akamai Technologies, Inc. (a) (b)	57	6,251
Amphenol Corporation - Class A	101	10,887
Analog Devices, Inc. (b)	127	14,826
ANSYS, Inc. (a)	30	9,703
Apple Inc.	5,505	637,513
Applied Materials, Inc.	311	18,475
Arista Networks, Inc. (a) (b)	18	3,789
Autodesk, Inc. (a)	75	17,390
Automatic Data Processing, Inc.	149	20,774
Broadcom Inc.	138	50,216
Broadridge Financial Solutions, Inc.	40	5,283
Cadence Design Systems Inc. (a)	95	10,116
CDW Corp.	49	5,822
Cisco Systems, Inc.	1,447	56,999
Citrix Systems Inc.	42	5,829
Cognizant Technology Solutions Corp. - Class A (b)	187	12,972
Corning Incorporated	267	8,667
DXC Technology Company	93	1,656
Equifax Inc.	41	6,396
F5 Networks, Inc. (a)	21	2,634
Fidelity National Information Services, Inc.	213	31,360
Fiserv, Inc. (a)	191	19,732
FleetCor Technologies Inc. (a)	29	6,899
FLIR Systems Inc.	43	1,530
Fortinet, Inc. (a)	45	5,306
Gartner Inc. (a)	31	3,825
Global Payments Inc.	103	18,380
Hewlett Packard Enterprise Company (b)	442	4,144
HP Inc.	474	9,001
IHS Markit Ltd.	129	10,115
Intel Corporation	1,454	75,304
International Business Machines Corporation	306	37,251
Intuit Inc.	90	29,205
IPG Photonics Corporation (a)	13	2,168
Jack Henry & Associates Inc.	26	4,244
Juniper Networks, Inc.	118	2,534
Keysight Technologies, Inc. (a) (b)	63	6,224
KLA-Tencor Corp.	53	10,364
Lam Research Corp.	50	16,604
Leidos Holdings Inc.	46	4,141
MasterCard Incorporated - Class A	302	102,194
Maxim Integrated Products, Inc.	92	6,240
Microchip Technology Incorporated (b)	87	8,896
Micron Technology, Inc. (a)	381	17,907
Microsoft Corporation	2,591	545,012
Motorola Solutions Inc.	58	9,109
NetApp, Inc.	77	3,392
NortonLifelock Inc.	193	4,020
NVIDIA Corporation	211	114,241
Oracle Corporation	660	39,415
Paychex Inc.	108	8,577
Paycom Software, Inc. (a)	17	5,338
Paypal Holdings, Inc. (a)	401	79,047
Qorvo, Inc. (a)	38	4,933
Qualcomm Incorporated (b)	388	45,683
Salesforce.Com, Inc. (a)	311	78,209
Seagate Technology Public Limited Company (b)	80	3,957
ServiceNow, Inc. (a) (b)	66	31,878
Skyworks Solutions, Inc.	58	8,495
Synopsys Inc. (a)	51	10,905
TE Connectivity Ltd.	114	11,189
Teradyne Inc.	53	4,221
Texas Instruments Incorporated	313	44,676
Tyler Technologies Inc. (a) (b)	13	4,637
Western Digital Corporation	100	3,648
Xerox Holdings Corporation	63	1,183
Xilinx, Inc. (b)	85	8,818
Zebra Technologies Corp. - Class A (a)	18	4,615
		2,577,548
Health Care 14.2%
Abbott Laboratories	605	65,877
AbbVie Inc.	603	52,832
ABIOMED, Inc. (a)	15	4,154
Agilent Technologies, Inc.	106	10,737
Alexion Pharmaceuticals, Inc. (a)	74	8,516
Align Technology, Inc. (a)	24	7,875
AmerisourceBergen Corporation	53	5,093
Amgen Inc.	200	50,866
Anthem, Inc.	86	23,217
Baxter International Inc.	176	14,154
Becton, Dickinson and Company	100	23,223
Biogen Inc. (a)	55	15,480
Bio-Rad Laboratories, Inc. - Class A (a)	7	3,686
Boston Scientific Corporation (a)	492	18,813
Bristol-Myers Squibb Company	776	46,767
Cardinal Health, Inc.	102	4,783
Catalent Inc. (a)	53	4,498
Centene Corporation (a)	200	11,647
Cerner Corp. (b)	105	7,609
Cigna Holding Company	125	21,191
Cooper Cos. Inc. (b)	17	5,599
CVS Health Corporation	451	26,321
Danaher Corporation	216	46,444
DaVita Inc. (a)	29	2,474
Dentsply Sirona Inc.	77	3,349
DexCom Inc. (a)	33	13,545
Edwards Lifesciences Corporation (a)	216	17,214
Eli Lilly & Co.	271	40,136
Gilead Sciences, Inc.	428	27,023
HCA Healthcare, Inc.	90	11,249
Henry Schein Inc. (a)	52	3,031
Hologic Inc. (a)	90	6,012
Humana Inc.	46	18,876
IDEXX Laboratories, Inc. (a)	29	11,529
Illumina, Inc. (a)	51	15,648
Incyte Corporation (a)	62	5,577
Intuitive Surgical, Inc. (a)	40	28,528
IQVIA Inc. (a)	65	10,321
Johnson & Johnson	901	134,132
Laboratory Corporation of America Holdings (a)	34	6,361
McKesson Corporation	56	8,306
Medtronic Public Limited Company	460	47,837
Merck & Co., Inc.	865	71,744
Mettler-Toledo International Inc. (a)	8	7,974
Mylan Holdings Ltd. (a)	166	2,466
PerkinElmer Inc.	36	4,570
Perrigo Company Public Limited Company	46	2,097
Pfizer Inc.	1,900	69,732
Quest Diagnostics Incorporated	46	5,244
Regeneron Pharmaceuticals, Inc. (a)	36	20,085
ResMed Inc.	50	8,540
Steris Limited	29	5,064
Stryker Corporation	112	23,401
Teleflex Incorporated	16	5,306
Thermo Fisher Scientific Inc.	135	59,702
UnitedHealth Group Incorporated	325	101,358
Universal Health Services Inc. - Class B	26	2,792
Varian Medical Systems, Inc. (a)	30	5,204
Vertex Pharmaceuticals Incorporated (a)	89	24,319
Waters Corp. (a)	21	4,182
West Pharmaceutical Services Inc.	26	7,086
Zimmer Biomet Holdings, Inc.	70	9,493
Zoetis Inc. - Class A	164	27,107
		1,357,996
Communication Services 11.1%
Activision Blizzard, Inc.	265	21,416
Alphabet Inc. - Class A (a)	103	150,705
Alphabet Inc. - Class C (a)	100	147,657
AT&T Inc.	2,436	69,458
Booking Holdings Inc. (a)	14	24,174
CenturyLink Inc. (b)	345	3,480

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Charter Communications, Inc. - Class A (a) (b)	51	32,146
Comcast Corporation - Class A	1,559	72,108
Discovery, Inc. - Class A (a) (b)	55	1,201
Discovery, Inc. - Class C (a) (b)	116	2,274
Dish Network Corporation - Class A (a)	86	2,509
Electronic Arts Inc. (a)	100	13,043
Expedia Group, Inc. (b)	47	4,281
Facebook, Inc. - Class A (a)	823	215,537
Fox Corporation - Class A (b)	117	3,245
Fox Corporation - Class B (b)	53	1,492
Interpublic Group of Cos. Inc.	128	2,135
Live Nation Entertainment, Inc. (a) (b)	48	2,574
Netflix, Inc. (a)	151	75,404
News Corporation - Class A	140	1,968
News Corporation - Class B (b)	38	526
Omnicom Group Inc. (b)	73	3,599
Take-Two Interactive Software Inc. (a)	39	6,441
T-Mobile USA, Inc. (a)	200	22,825
Twitter, Inc. (a) (b)	269	11,954
VeriSign, Inc. (a)	35	7,222
Verizon Communications Inc.	1,415	84,198
ViacomCBS Inc. - Class B (b)	185	5,196
Walt Disney Co. (b)	618	76,682
		1,065,450
Consumer Discretionary 11.0%
Advance Auto Parts, Inc.	24	3,740
Amazon.com, Inc. (a)	146	459,009
Aptiv PLC	92	8,474
AutoZone, Inc. (a)	8	9,475
Best Buy Co., Inc.	79	8,806
BorgWarner Inc. (b)	69	2,660
Carmax Inc. (a) (b)	57	5,194
Carnival Plc (b)	167	2,542
Chipotle Mexican Grill Inc. (a)	10	11,899
D.R. Horton, Inc. (b)	112	8,495
Darden Restaurants Inc.	46	4,620
Delta Air Lines, Inc. (b)	218	6,660
Dollar Tree Inc. (a)	79	7,259
Domino's Pizza, Inc.	13	5,566
eBay Inc.	230	11,963
ETSY, Inc. (a)	38	4,643
Ford Motor Company	1,346	8,964
Gap Inc. (b)	74	1,266
Garmin Ltd.	48	4,587
General Motors Company	434	12,844
Genuine Parts Co.	49	4,705
Hanesbrands Inc. (b)	122	1,929
Hasbro, Inc. (b)	43	3,569
Hilton Worldwide Holdings Inc.	94	7,995
L Brands, Inc. (b)	76	2,405
Las Vegas Sands Corp.	115	5,346
Leggett & Platt Inc. (b)	45	1,837
Lennar Corporation - Class A (b)	96	7,839
LKQ Corporation (a)	97	2,682
Lowe`s Companies, Inc.	258	42,812
Marriott International, Inc. - Class A	92	8,563
McDonald's Corporation	254	55,823
MGM Resorts International (b)	143	3,101
Mohawk Industries Inc. (a)	21	2,095
Newell Brands Inc. (b)	130	2,222
NIKE, Inc. - Class B	428	53,730
Norwegian Cruise Line Holdings Ltd. (a) (b)	91	1,552
NVR, Inc. (a)	1	4,806
O'Reilly Automotive, Inc. (a)	25	11,583
Pulte Homes Inc.	92	4,247
PVH Corp. (b)	26	1,527
Ralph Lauren Corp. - Class A (b)	16	1,058
Ross Stores Inc.	123	11,439
Royal Caribbean Cruises Ltd. (b)	57	3,684
Southwest Airlines Co.	202	7,558
Stanley Black & Decker, Inc.	53	8,613
Starbucks Corporation	402	34,570
Tapestry Inc.	95	1,488
The Home Depot, Inc.	368	102,268
Tiffany & Co.	36	4,144
TJX Cos. Inc.	413	22,969
Tractor Supply Co.	41	5,867
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	19	4,266
Under Armour Inc. - Class A (a) (b)	65	728
Under Armour Inc. - Class C (a) (b)	65	642
United Airlines Holdings, Inc. (a) (b)	99	3,451
VF Corp.	110	7,700
Whirlpool Corporation (b)	22	4,037
Wynn Resorts Ltd. (b)	32	2,305
Yum! Brands, Inc.	103	9,393
		1,055,214
Financials 10.9%
AFLAC Incorporated	229	8,338
American Express Company	225	22,510
American International Group, Inc.	294	8,086
Ameriprise Financial, Inc.	42	6,519
AON Public Limited Company (b)	80	16,512
Arthur J Gallagher & Co.	65	6,896
Assurant, Inc.	21	2,503
Bank of America Corporation	2,607	62,796
Berkshire Hathaway Inc. - Class B (a)	678	144,449
BlackRock, Inc.	48	27,256
Capital One Financial Corporation	159	11,437
Cboe Global Markets, Inc.	38	3,336
Chubb Limited	155	17,974
Cincinnati Financial Corporation (b)	50	3,878
Citigroup Inc.	710	30,629
Citizens Financial Group Inc.	147	3,726
CME Group Inc.	123	20,630
Comerica Inc.	51	1,939
Discover Financial Services	106	6,140
E*TRADE Financial Corp.	79	3,971
Everest Re Group, Ltd.	14	2,748
Fifth Third Bancorp	247	5,266
First Republic Bank	59	6,442
Franklin Resources Inc. (b)	96	1,950
Globe Life Inc.	32	2,569
Huntington Bancshares Incorporated (b)	352	3,228
Intercontinental Exchange, Inc.	193	19,293
Invesco Ltd. (b)	134	1,534
JPMorgan Chase & Co.	1,043	100,371
KeyCorp	343	4,098
Lincoln National Corporation (b)	59	1,844
Loews Corp.	83	2,899
M&T Bank Corporation	45	4,169
MarketAxess Holdings Inc.	13	6,110
Marsh & McLennan Companies, Inc.	173	19,788
MetLife, Inc.	265	9,850
Moody's Corp.	56	16,099
Morgan Stanley	413	19,945
MSCI Inc.	29	10,452
NASDAQ Inc.	40	4,906
Northern Trust Corp.	73	5,723
People's United Financial Inc. (b)	151	1,552
Principal Financial Group, Inc.	90	3,623
Progressive Corp.	202	19,080
Prudential Financial Inc.	137	8,728
Raymond James Financial Inc. (b)	40	2,924
Regions Financial Corporation (b)	342	3,949
S&P Global Inc.	82	29,647
State Street Corporation	119	7,052
SVB Financial Group (a)	18	4,316
Synchrony Financial	186	4,864
T. Rowe Price Group, Inc.	78	10,030
The Allstate Corporation	108	10,131
The Bank of New York Mellon Corporation (c)	284	9,770
The Charles Schwab Corporation (b)	395	14,309
The Goldman Sachs Group, Inc.	118	23,627
The Hartford Financial Services Group, Inc.	120	4,434
The PNC Financial Services Group, Inc.	147	16,108
The Travelers Companies, Inc.	88	9,561
Truist Financial Corporation	462	17,580
U.S. Bancorp	473	16,971

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Unum Group	75	1,260
Visa Inc. - Class A (b)	577	115,357
W. R. Berkley Corporation	49	3,008
Wells Fargo & Company	1,408	33,111
Western Union Co.	144	3,083
Willis Towers Watson Public Limited Company	44	9,232
Zions Bancorp	60	1,758
		1,043,874
Industrials 7.8%
3M Company	198	31,663
Alaska Air Group, Inc.	41	1,505
Allegion Public Limited Company (b)	31	3,041
American Airlines Group Inc. (b)	172	2,114
AMETEK, Inc.	79	7,857
AO Smith Corp. (b)	50	2,634
C.H. Robinson Worldwide, Inc. (b)	47	4,773
Carrier Global Corporation	272	8,309
Caterpillar Inc.	187	27,867
Cintas Corp. (b)	30	9,924
Copart Inc. (a)	69	7,267
CSX Corp.	263	20,460
Cummins Inc.	51	10,766
Deere & Company	107	23,674
Dover Corporation	49	5,310
Eaton Corporation Public Limited Company	138	14,100
Emerson Electric Co. (b)	206	13,519
Expeditors International of Washington Inc.	59	5,321
Fastenal Co.	193	8,685
FedEx Corporation	83	20,867
Flowserve Corporation (b)	45	1,226
Fortive Corporation	115	8,751
Fortune Brands Home & Security, Inc. (b)	46	3,977
General Dynamics Corporation	80	11,031
General Electric Company (b)	3,006	18,728
Honeywell International Inc.	240	39,453
Howmet Aerospace Inc.	132	2,199
Huntington Ingalls Industries Inc.	14	1,971
IDEX Corporation (b)	25	4,650
Illinois Tool Works Inc.	100	19,237
Ingersoll Rand Inc. (a) (b)	122	4,326
Jacobs Engineering Group Inc. (b)	46	4,224
JB Hunt Transport Services Inc.	28	3,543
Johnson Controls International Public Limited Company	252	10,302
Kansas City Southern	33	5,890
L3Harris Technologies, Inc.	73	12,472
Lockheed Martin Corporation	85	32,449
Masco Corporation	91	5,035
Nielsen Holdings plc	121	1,712
Norfolk Southern Corporation	88	18,796
Northrop Grumman Systems Corp.	53	16,877
Old Dominion Freight Line Inc.	32	5,875
Otis Worldwide Corporation	140	8,756
PACCAR Inc. (b)	118	10,081
Parker-Hannifin Corporation	45	9,006
Pentair Public Limited Company	55	2,498
Quanta Services, Inc.	45	2,382
Raytheon BBN Technologies Corp.	524	30,155
Republic Services Inc.	72	6,759
Robert Half International Inc.	41	2,149
Rockwell Automation Inc.	40	8,827
Rollins Inc.	50	2,723
Roper Technologies, Inc.	36	14,184
Snap-On Inc. (b)	19	2,777
Teledyne Technologies Inc. (a)	12	3,805
Textron Inc.	82	2,962
The Boeing Company	183	30,184
Trane Technologies Public Limited Company	81	9,812
TransDigm Group Inc. (b)	19	8,814
Union Pacific Corporation	232	45,659
United Parcel Service Inc. - Class B	243	40,507
United Rentals Inc. (a) (b)	25	4,342
Verisk Analytics, Inc.	56	10,437
W. W. Grainger, Inc. (b)	15	5,370
Wabtec Corp.	61	3,785
Waste Management, Inc.	132	14,975
Xylem Inc. (b)	60	5,027
		748,356
Consumer Staples 7.4%
Altria Group, Inc.	634	24,483
Archer-Daniels-Midland Company	189	8,764
Brown-Forman Corp. - Class B (b)	61	4,615
Campbell Soup Company (b)	69	3,336
Church & Dwight Co. Inc.	82	7,693
Colgate-Palmolive Co.	295	22,759
ConAgra Brands Inc.	165	5,889
Constellation Brands, Inc. - Class A	58	10,972
Costco Wholesale Corporation	152	53,858
Dollar General Corporation	86	17,972
Estee Lauder Cos. Inc. - Class A	77	16,749
General Mills, Inc.	209	12,866
Hershey Co.	50	7,190
Hormel Foods Corp. (b)	97	4,751
JM Smucker Co. (b)	38	4,409
Kellogg Co. (b)	85	5,495
Kimberly-Clark Corporation	116	17,166
Kraft Heinz Foods Company	214	6,424
Lamb Weston Holdings Inc. (b)	49	3,233
McCormick & Co. Inc.	43	8,318
Molson Coors Beverage Company - Class B (b)	63	2,105
Mondelez International, Inc. - Class A	487	27,988
Monster Beverage 1990 Corporation (a)	125	10,025
PepsiCo, Inc.	473	65,607
Philip Morris International Inc.	534	40,082
Procter & Gamble Co.	852	118,396
Sysco Corp.	173	10,736
Target Corporation	173	27,225
The Clorox Company (b)	43	9,074
The Coca-Cola Company	1,322	65,255
The Kroger Co.	272	9,220
Tyson Foods Inc. - Class A	99	5,901
Walgreens Boots Alliance, Inc. (b)	248	8,908
Walmart Inc.	475	66,417
		713,881
Utilities 3.0%
Alliant Energy Corporation	81	4,209
Ameren Corporation	85	6,714
American Electric Power Company, Inc.	170	13,925
American Water Works Company, Inc.	62	9,010
Atmos Energy Corporation (b)	42	4,025
CenterPoint Energy, Inc.	187	3,622
CMS Energy Corp.	99	6,069
Consolidated Edison, Inc. (b)	114	8,876
Dominion Energy, Inc.	289	22,831
DTE Energy Company (b)	65	7,492
Duke Energy Corporation	251	22,222
Edison International	130	6,612
Entergy Corporation	67	6,600
Evergy, Inc.	80	4,059
Eversource Energy	116	9,679
Exelon Corporation	335	11,997
FirstEnergy Corp.	182	5,217
NextEra Energy, Inc.	168	46,603
NiSource Inc.	124	2,736
NRG Energy, Inc.	89	2,724
Pinnacle West Capital Corp.	38	2,815
PPL Corporation	265	7,206
Public Service Enterprise Group Inc.	171	9,364
Sempra Energy	101	11,923
The AES Corporation	223	4,035
The Southern Company	361	19,576
WEC Energy Group Inc.	109	10,534
Xcel Energy Inc.	181	12,501
		283,176
Real Estate 2.6%
Alexandria Real Estate Equities, Inc. (b)	40	6,472
American Tower Corporation	152	36,786
Apartment Investment and Management Company - Class A	54	1,813

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
AvalonBay Communities, Inc. (b)	48	7,228
Boston Properties Inc.	49	3,913
CBRE Group, Inc. - Class A (a)	113	5,314
Crown Castle International Corp.	143	23,818
Digital Realty Trust Inc. (b)	92	13,569
Duke Realty Corp.	128	4,741
Equinix, Inc.	30	23,073
Equity Residential (b)	118	6,061
Essex Property Trust Inc.	23	4,617
Extra Space Storage Inc.	43	4,549
Federal Realty Investment Trust (b)	25	1,856
Healthpeak Properties, Inc.	185	5,024
Host Hotels & Resorts, Inc. (b)	247	2,660
Iron Mountain Incorporated (b)	96	2,565
Kimco Realty Corporation	139	1,562
Mid-America Apartment Communities, Inc.	39	4,478
ProLogis Inc.	255	25,622
Public Storage (b)	52	11,567
Realty Income Corporation (b)	118	7,196
Regency Centers Corp.	55	2,110
SBA Communications Corporation	39	12,281
Simon Property Group, Inc. (b)	103	6,650
SL Green Realty Corp. (b)	28	1,283
UDR, Inc. (b)	103	3,348
Ventas, Inc.	124	5,216
Vornado Realty Trust (b)	54	1,811
Welltower Inc.	144	7,919
Weyerhaeuser Company	259	7,400
		252,502
Materials 2.6%
Air Products and Chemicals, Inc.	76	22,613
Albemarle Corporation (b)	38	3,354
Amcor Plc (b)	546	6,033
Avery Dennison Corporation	27	3,474
Ball Corporation	112	9,270
Celanese Corp. - Class A	42	4,507
CF Industries Holdings Inc.	78	2,407
Corteva, Inc.	252	7,265
Dow Inc.	252	11,866
DuPont de Nemours, Inc.	252	13,992
Eastman Chemical Co.	46	3,625
Ecolab Inc.	84	16,882
FMC Corporation	44	4,618
Freeport-McMoRan Inc. - Class B	507	7,922
International Flavors & Fragrances Inc. (b)	36	4,404
International Paper Company	137	5,549
Linde Public Limited Company	179	42,736
LyondellBasell Industries N.V. - Class A	87	6,167
Martin Marietta Materials Inc.	21	4,939
MOS Holdings Inc.	117	2,130
Newmont Corporation	277	17,549
Nucor Corporation	103	4,605
Packaging Corporation of America	32	3,485
PPG Industries, Inc.	81	9,918
Sealed Air Corporation (b)	49	1,921
Sherwin-Williams Co.	28	19,723
Vulcan Materials Co.	45	6,034
Westrock Company, Inc.	89	3,104
		250,092
Energy 2.0%
Apache Corporation	128	1,211
Baker Hughes, a GE Company, LLC - Class A (b)	220	2,928
Cabot Oil & Gas Corp.	142	2,468
Chevron Corporation	638	45,942
Concho Resources Inc.	66	2,904
ConocoPhillips	364	11,960
Devon Energy Corporation (b)	137	1,298
Diamondback Energy, Inc. (b)	55	1,654
EOG Resources, Inc.	201	7,226
Exxon Mobil Corporation	1,445	49,609
Halliburton Company (b)	294	3,539
Hess Corporation (b)	91	3,705
HollyFrontier Corp. (b)	54	1,059
Kinder Morgan, Inc.	673	8,299
Marathon Oil Corporation (b)	286	1,169
Marathon Petroleum Corporation	220	6,459
National Oilwell Varco, Inc.	126	1,144
Noble Energy, Inc.	155	1,323
Occidental Petroleum Corporation (b)	304	3,040
ONEOK, Inc.	152	3,943
Phillips 66	151	7,828
Pioneer Natural Resources Co. (b)	57	4,924
Schlumberger Ltd.	479	7,456
TechnipFMC PLC	138	872
The Williams Companies, Inc.	408	8,015
Valero Energy Corporation	141	6,109
		196,084
Total Common Stocks (cost $5,827,325)		9,544,173
SHORT TERM INVESTMENTS 2.7%
Securities Lending Collateral 2.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	50,893	50,893
Repurchase Agreement with CIT, 0.57% (Collateralized by publicly traded equities and U.S. Treasury securities with a value of 180,880) acquired on 09/30/20, due 12/31/20 at $165,240	165,000	165,000
		215,893
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	41,689	41,689
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	4,560	4,558
Total Short Term Investments (cost $262,140)		262,140
Total Investments 102.2% (cost $6,089,465)		9,806,313
Other Derivative Instruments 0.0%		287
Other Assets and Liabilities, Net (2.2)%		(214,378)
Total Net Assets 100.0%		9,592,222

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon S&P 500 Index Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	14,405	—	68	265	33	(4,600)	9,770	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	321	December 2020	52,740	287	1,059

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Small Cap Index Fund
COMMON STOCKS 99.9%
Industrials 17.4%
AAON, Inc.	127	7,635
AAR Corp.	102	1,913
ABM Industries Incorporated	207	7,603
Aegion Corporation (a)	94	1,329
Aerojet Rocketdyne Holdings, Inc. (a)	231	9,199
AeroVironment, Inc. (a)	69	4,131
Alamo Group Inc.	30	3,274
Albany International Corp. - Class A	96	4,730
Allegiant Travel Company	40	4,847
American Woodmark Corporation (a)	54	4,256
Apogee Enterprises, Inc.	80	1,703
Applied Industrial Technologies, Inc.	120	6,632
Arcbest Corporation	79	2,438
Arcosa, Inc.	150	6,626
Astec Industries, Inc.	71	3,856
Atlas Air Worldwide Holdings, Inc. (a)	81	4,934
AZZ Inc.	81	2,778
Barnes Group Inc.	145	5,181
Brady Corp. - Class A	151	6,056
Chart Industries, Inc. (a)	110	7,698
CIRCOR International, Inc. (a)	65	1,768
Comfort Systems USA Inc.	113	5,843
Cubic Corp.	98	5,696
Deluxe Corp.	130	3,353
DXP Enterprises Inc. (a)	54	865
Echo Global Logistics, Inc. (a)	85	2,181
Encore Wire Corp.	66	3,041
Enerpac Tool Group Corp.	191	3,592
EnPro Industries, Inc.	64	3,588
ESCO Technologies Inc.	81	6,526
Exponent, Inc.	161	11,564
Federal Signal Corporation	189	5,531
Forrester Research Inc. (a)	34	1,102
Forward Air Corp.	88	5,029
Foundation Building Materials Inc. (a)	67	1,060
Franklin Electric Co. Inc.	119	7,014
Gibraltar Industries Inc. (a)	101	6,572
GMS Inc. (a)	132	3,184
Granite Construction Incorporated (b)	146	2,564
Greenbrier Cos. Inc.	102	2,988
Harsco Corporation (a)	246	3,419
Hawaiian Holdings, Inc.	147	1,895
Heartland Express Inc.	153	2,844
Heidrick & Struggles International Inc.	62	1,222
Hillenbrand Inc.	234	6,625
HUB Group Inc. - Class A (a)	104	5,228
Insteel Industries, Inc.	61	1,132
Interface Inc.	183	1,119
John Bean Technologies Corp.	99	9,067
Kaman Corp.	85	3,329
Kelly Services Inc. - Class A	101	1,724
Korn Ferry	175	5,076
Lindsay Corp. (b)	34	3,288
Lydall Inc. (a)	53	876
Marten Transport Ltd.	182	2,973
Matson Intermodal - Paragon, Inc.	134	5,375
Matthews International Corp. - Class A	99	2,216
Meritor, Inc. (a)	227	4,755
Moog Inc. - Class A	94	5,941
Mueller Industries Inc.	176	4,769
MYR Group Inc. (a)	51	1,913
National Presto Industries Inc.	15	1,246
Now, Inc. (a)	350	1,588
Patrick Industries, Inc.	69	3,984
PGT Innovations, Inc. (a)	187	3,273
Powell Industries Inc.	28	683
Proto Labs Inc. (a)	83	10,773
Quanex Building Products Corp.	100	1,853
Raven Industries Inc.	113	2,441
Resideo Technologies, Inc. (a)	382	4,203
Resources Connection, Inc.	99	1,138
RR Donnelley & Sons Co. (b)	234	342
Saia, Inc. (a)	81	10,272
Simpson Manufacturing Co. Inc.	137	13,287
SkyWest Inc.	156	4,663
SPX Corp. (a)	139	6,445
SPX Flow, Inc. (a)	132	5,656
Standex International Corp.	39	2,285
Team, Inc. (a)	100	549
Tennant Co.	57	3,455
Titan International, Inc. (b)	164	474
Triumph Group Inc.	166	1,081
TrueBlue, Inc. (a)	111	1,721
UniFirst Corp.	47	8,980
US Ecology Parent, Inc.	101	3,302
Veritiv Corp. (a)	43	540
Viad Corp	61	1,277
Vicor Corp. (a) (b)	67	5,179
Wabash National Corp.	163	1,951
Watts Water Technologies Inc. - Class A	85	8,544
		365,851
Consumer Discretionary 14.7%
Abercrombie & Fitch Co. - Class A	195	2,711
American Axle & Manufacturing Holdings, Inc. (a)	350	2,020
American Public Education, Inc. (a)	47	1,335
America's Car Mart, Inc. (a)	21	1,771
Asbury Automotive Group, Inc. (a)	60	5,848
Barnes & Noble Education, Inc. (a) (b)	97	250
Bed Bath & Beyond Inc. (b)	393	5,880
Big Lots, Inc.	112	5,000
BJ's Restaurants, Inc.	69	2,044
Bloomin' Brands, Inc.	250	3,814
Boot Barn Holdings, Inc. (a)	91	2,571
Brinker International Inc.	140	5,975
Buckle Inc.	87	1,773
Caleres Inc.	121	1,153
Callaway Golf Co.	296	5,662
Capri Holdings Limited (a)	467	8,406
Cato Corp. - Class A (b)	65	508
Cavco Industries Inc. (a)	27	4,791
Century Communities Inc. (a)	93	3,927
Cheesecake Factory Inc. (b)	129	3,588
Chico's FAS Inc.	347	338
Childrens Place Retail Stores Inc. (b)	46	1,291
Chuy's Holdings Inc. (a)	59	1,150
Conn's Inc. (a) (b)	64	674
Cooper Tire & Rubber Co.	157	4,968
Cooper-Standard Holdings Inc. (a)	49	652
Core-Mark Holding Co. Inc.	141	4,088
Crocs Inc. (a)	210	8,965
Dave & Buster's Entertainment Inc. (b)	148	2,241
Designer Brands Inc. - Class A	178	967
Dine Brands Global Inc. (b)	51	2,783
Dorman Products Inc. (a)	90	8,160
El Pollo Loco Holdings Inc. (a)	58	943
Ethan Allen Interiors Inc.	72	981
Fiesta Restaurant Group, Inc. (a)	56	528
Fossil Group, Inc. (a) (b)	138	790
GameStop Corp. - Class A (a) (b)	171	1,746
Genesco Inc. (a)	45	971
Gentherm Incorporated (a)	101	4,145
G-III Apparel Group, Ltd. (a) (b)	138	1,805
Griffon Corporation	142	2,765
Group 1 Automotive Inc.	53	4,685
Guess Inc.	119	1,383
Haverty Furniture Cos. Inc.	55	1,160
Hibbett Sports Inc. (a)	50	1,967
Installed Building Products, Inc. (a)	72	7,287
iRobot Corp. (a) (b)	87	6,580
Kontoor Brands, Inc.	145	3,501
La-Z-Boy Inc.	143	4,529
LCI Industries	78	8,316
LGI Homes, Inc. (a)	70	8,102
Liquidity Services, Inc. (a)	88	655
Lumber Liquidators, Inc. (a) (b)	88	1,950

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
M/I Homes, Inc. (a)	88	4,064
Macy's, Inc. (b)	965	5,498
MarineMax Inc. (a)	67	1,730
MDC Holdings Inc.	156	7,333
Meritage Homes Corporation (a)	118	13,062
Monarch Casino & Resort Inc. (a)	39	1,721
Monro Inc.	105	4,258
Motorcar Parts of America Inc. (a)	56	874
Movado Group Inc.	56	556
Office Depot, Inc.	163	3,163
Oxford Industries Inc.	53	2,134
Perdoceo Education Corporation (a)	220	2,697
PetMed Express Inc. (b)	63	1,992
Red Robin Gourmet Burgers, Inc. (a) (b)	47	621
Regis Corp. (a)	82	504
Rent-A-Center, Inc.	150	4,484
Ruth's Hospitality Group Inc.	98	1,083
Shake Shack Inc. - Class A (a) (b)	112	7,250
Shoe Carnival Inc. (b)	26	859
Shutterstock Inc.	71	3,674
Signet Jewelers Limited	163	3,050
Sleep Number Corporation (a)	85	4,180
Sonic Automotive, Inc. - Class A	75	3,014
Stamps.com Inc. (a)	55	13,320
Standard Motor Products Inc.	62	2,763
Steven Madden Ltd.	240	4,677
Sturm Ruger & Co. Inc.	54	3,295
The Michaels Companies, Inc. (a) (b)	230	2,217
Tupperware Brands Corp.	152	3,060
Unifi Inc. (a)	48	614
Universal Electronics Inc. (a)	42	1,592
Vera Bradley, Inc. (a)	75	459
Vista Outdoor Inc. (a)	181	3,662
Winnebago Industries Inc.	106	5,476
Wolverine World Wide, Inc.	253	6,547
YETI Holdings, Inc. (a)	236	10,683
Zumiez Inc. (a)	65	1,797
		308,056
Financials 14.7%
Allegiance Bancshares, Inc.	59	1,376
Ambac Financial Group, Inc. (a)	143	1,830
American Equity Investment Life Holding Company	286	6,288
Ameris Bancorp	221	5,031
Amerisafe, Inc.	60	3,452
Axos Financial, Inc. (a)	162	3,778
Banc of California, Inc.	142	1,439
BancFirst Corporation	57	2,331
BankUnited, Inc.	290	6,347
Banner Corporation	109	3,530
Berkshire Hills Bancorp, Inc.	153	1,543
Blucora, Inc. (a)	147	1,381
Boston Private Financial Holdings Inc.	257	1,418
Brightsphere Investment Group Inc.	188	2,424
Brookline Bancorp, Inc.	241	2,087
Cadence Bancorporation - Class A	392	3,370
Central Pacific Financial Corp.	86	1,171
City Holdings Co.	50	2,875
Columbia Banking System Inc.	223	5,328
Community Bank System Inc.	169	9,197
Customers Bancorp, Inc. (a)	92	1,033
CVB Financial Corp.	396	6,590
Dime Community Bancshares Inc.	92	1,044
Donnelley Financial Solutions, Inc. (a)	91	1,217
Eagle Bancorp Inc.	100	2,689
eHealth, Inc. (a)	80	6,326
Employer Holdings Inc.	92	2,768
Encore Capital Group, Inc. (a)	100	3,863
Enova International, Inc. (a)	96	1,580
EZCORP, Inc. - Class A (a)	173	870
FB Financial Corporation	97	2,441
First Bancorp.	681	3,554
First Commonwealth Financial Corporation	301	2,327
First Financial Bancorp.	307	3,687
First Hawaiian, Inc.	404	5,845
First Midwest Bancorp, Inc.	356	3,834
Flagstar Bancorp, Inc.	130	3,857
Granite Point Mortgage Trust Inc.	180	1,280
Great Western Bancorp Inc.	171	2,126
Green Dot Corporation - Class A (a)	169	8,528
Greenhill & Co. Inc.	44	503
Hanmi Financial Corp.	103	845
HCI Group, Inc. (b)	19	938
Heritage Financial Corporation	111	2,043
HomeStreet, Inc.	71	1,828
Hope Bancorp, Inc.	384	2,912
Horace Mann Educators Corp.	128	4,276
Independent Bank Corp.	103	5,387
Independent Bank Group, Inc.	114	5,035
James River Group, Inc.	95	4,234
Kinsale Capital Group, Inc.	67	12,699
Meta Financial Group, Inc.	106	2,047
Mr. Cooper Group Inc. (a)	231	5,155
National Bank Holdings Corp. - Class A	95	2,495
NBT Bancorp Inc.	135	3,629
NMI Holdings Inc. - Class A (a)	265	4,711
Northfield Bancorp Inc.	145	1,321
Northwest Bancshares Inc.	393	3,615
OFG Bancorp	164	2,042
Old National Bancorp	515	6,469
Pacific Premier Bancorp, Inc.	299	6,023
Palomar Holdings, Inc. (a)	68	7,137
Park National Corp. (b)	44	3,617
Piper Jaffray Cos.	43	3,132
Preferred Bank	42	1,342
ProAssurance Corporation	168	2,627
Provident Financial Services, Inc.	223	2,725
S&T Bancorp Inc.	121	2,146
Safety Insurance Group, Inc.	45	3,108
Seacoast Banking Corp. of Florida (a)	163	2,943
ServisFirst Bancshares, Inc.	145	4,938
Simmons First National Corp. - Class A	340	5,388
Southside Bancshares, Inc.	99	2,424
Stewart Information Services Corp.	85	3,736
StoneX Group Inc. (a)	51	2,593
The PRA Group, Inc. (a)	143	5,710
Third Point Reinsurance Ltd. (a)	256	1,778
Tompkins Financial Corp.	38	2,139
Triumph Bancorp, Inc. (a)	71	2,217
Trupanion Inc. (a)	102	8,086
TrustCo Bank Corp.	292	1,526
United Community Banks, Inc.	275	4,661
United Fire Group Inc.	68	1,378
United Insurance Holdings Corp.	69	418
Universal Insurance Holdings, Inc.	91	1,254
Veritex Holdings Inc.	152	2,586
Virtus Partners, Inc.	23	3,137
Waddell & Reed Financial Inc. - Class A (b)	203	3,017
Walker & Dunlop, Inc.	90	4,764
Westamerica Bancorp	85	4,599
WisdomTree Investments, Inc.	352	1,127
World Acceptance Corp. (a) (b)	14	1,504
		307,619
Information Technology 13.7%
3D Systems Corporation (a) (b)	381	1,873
8x8, Inc. (a)	324	5,041
ADTRAN, Inc.	155	1,588
Advanced Energy Industries, Inc. (a)	119	7,503
Agilysys, Inc. (a)	61	1,469
Alarm.Com Holdings, Inc. (a)	141	7,778
Applied Optoelectronics, Inc. (a) (b)	62	702
Arlo Technologies, Inc. (a)	242	1,273
Axcelis Technologies, Inc. (a)	104	2,296
Badger Meter, Inc.	91	5,920
Bel Fuse Inc. - Class B	35	372
Benchmark Electronics, Inc.	114	2,289
Bottomline Technologies Inc. (a)	123	5,183
Brooks Automation Inc.	230	10,653
CalAmp Corp. (a)	109	785

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Cardtronics Group Limited - Class A (a)	111	2,199
CEVA Inc. (a)	68	2,686
Cohu Inc.	130	2,242
Comtech Telecommunications Corp.	79	1,102
CSG Systems International, Inc.	103	4,216
CTS Corp.	101	2,216
Daktronics Inc. (b)	110	435
Diebold Nixdorf Inc. (a)	239	1,825
Digi International Inc. (a)	90	1,410
Diodes Inc. (a)	130	7,352
DSP Group, Inc. (a)	72	943
Ebix Inc. (b)	71	1,460
ePlus Inc. (a)	43	3,133
EVERTEC, Inc.	186	6,465
ExlService Holdings Inc. (a)	106	7,014
Extreme Networks, Inc. (a)	394	1,585
Fabrinet (a)	114	7,201
FARO Technologies Inc. (a)	56	3,415
FormFactor Inc. (a)	244	6,088
Harmonic, Inc. (a) (b)	294	1,642
Ichor Holdings, Ltd. (a)	72	1,549
Insight Enterprises, Inc. (a)	110	6,229
Itron Inc. (a)	127	7,742
Knowles Corporation (a)	282	4,198
Kulicke & Soffa Industries Inc.	194	4,334
LivePerson, Inc. (a)	191	9,951
Mantech International Corp. - Class A	84	5,801
MaxLinear, Inc. - Class A (a)	205	4,766
Methode Electronics Inc.	118	3,362
MicroStrategy Inc. - Class A (a)	23	3,398
MTS Systems Corp.	59	1,119
NETGEAR, Inc. (a)	94	2,910
NIC Inc.	209	4,110
Onespan, Inc. (a)	104	2,189
Onto Innovation Inc. (a)	155	4,627
OSI Systems Inc. (a)	52	4,070
PC Connection, Inc.	34	1,378
PDF Solutions Inc. (a)	91	1,695
Perficient, Inc. (a)	104	4,448
Photronics Inc. (a)	208	2,075
Pitney Bowes Inc.	529	2,811
Plantronics Inc.	113	1,343
Plexus Corp. (a)	92	6,479
Power Integrations Inc.	186	10,324
Progress Software Corp.	141	5,178
Rambus Inc. (a)	354	4,844
Rogers Corp. (a)	58	5,716
Sanmina Corp. (a)	213	5,756
ScanSource Inc. (a)	80	1,589
SMART Global Holdings, Inc. (a)	44	1,200
SPS Commerce, Inc. (a)	109	8,516
Sykes Enterprises Inc. (a)	128	4,366
TTEC Holdings, Inc.	56	3,071
TTM Technologies, Inc. (a)	306	3,492
Ultra Clean Holdings, Inc. (a)	126	2,711
Unisys Corp. (a)	205	2,185
Veeco Instruments Inc. (a)	155	1,805
Viavi Solutions Inc. (a)	714	8,377
Virtusa Corporation (a)	89	4,371
Xperi Holding Corporation	339	3,901
		287,340
Health Care 13.5%
Addus HomeCare Corporation (a)	47	4,481
Allscripts Healthcare Solutions, Inc. (a)	504	4,101
AMAG Pharmaceuticals, Inc. (a) (b)	96	900
AMN Healthcare Services, Inc. (a)	147	8,588
Amphastar Pharmaceuticals, Inc. (a)	112	2,107
AngioDynamics, Inc. (a)	122	1,471
ANI Pharmaceuticals, Inc. (a)	29	825
Anika Therapeutics, Inc. (a)	45	1,607
BioTelemetry, Inc. (a)	106	4,849
Cardiovascular Systems Inc. (a)	126	4,968
Coherus Biosciences, Inc. (a) (b)	201	3,687
Community Health Systems Inc. (a)	353	1,488
Computer Programs & Systems Inc.	40	1,110
Conmed Corp.	89	7,019
Corcept Therapeutics Inc. (a) (b)	324	5,638
Corvel Corp. (a)	28	2,397
Covetrus, Inc. (a)	308	7,507
Cross Country Healthcare Inc. (a)	110	712
CryoLife Inc. (a)	120	2,225
Cutera Inc. (a)	56	1,066
Cytokinetics, Incorporated (a)	224	4,852
Eagle Pharmaceuticals Inc. (a)	36	1,543
Enanta Pharmaceuticals, Inc. (a)	54	2,490
Endo International Public Limited Company (a) (b)	702	2,316
Fulgent Genetics, Inc. (a)	37	1,465
Glaukos Corp. (a) (b)	141	6,996
Hanger, Inc. (a)	116	1,830
Healthstream, Inc. (a)	80	1,609
Heska Corporation (a)	27	2,696
HMS Holdings Corp. (a)	275	6,592
Innoviva, Inc. (a)	197	2,060
Inogen, Inc. (a)	57	1,657
Integer Holdings Corporation (a)	103	6,053
Invacare Corp.	110	827
Lannett Co. Inc. (a)	111	676
Lantheus Holdings Inc. (a) (b)	211	2,677
LeMaitre Vascular Inc.	55	1,790
Luminex Corporation	135	3,542
Magellan Health Services Inc. (a)	72	5,420
Meridian Bioscience Inc. (a)	133	2,259
Merit Medical Systems Inc. (a)	154	6,695
Mesa Laboratories, Inc.	15	3,943
Momenta Pharmaceuticals, Inc. (a)	370	19,417
Myriad Genetics, Inc. (a)	236	3,073
Natus Medical Inc. (a)	109	1,862
Neogen Corp. (a)	167	13,056
Neogenomics Laboratories, Inc. (a)	347	12,818
Nextgen Healthcare Inc. (a)	169	2,152
Omnicell, Inc. (a)	133	9,933
Orasure Technologies, Inc. (a)	222	2,698
Orthofix Medical Inc. (a)	60	1,877
Owens & Minor Inc.	203	5,095
Pacira Biosciences, Inc. (a)	133	7,966
Phibro Animal Health Corporation - Class A	65	1,139
Providence Services Corp. (a)	38	3,485
R1 RCM Inc. (a)	366	6,280
RadNet Inc. (a)	129	1,987
Regenxbio Inc. (a)	93	2,568
Select Medical Holdings Corporation (a)	334	6,944
Simulations Plus Inc.	48	3,648
Spectrum Pharmaceuticals, Inc. (a)	475	1,940
Supernus Pharmaceuticals Inc. (a)	165	3,440
SurModics Inc. (a)	44	1,715
Tabula Rasa HealthCare Inc. (a) (b)	65	2,636
Tactile Systems Technology, Inc. (a)	62	2,256
The Ensign Group, Inc.	158	9,014
The Pennant Group, Inc. (a)	79	3,035
Tivity Health, Inc. (a)	118	1,652
U. S. Physical Therapy, Inc.	40	3,448
Vanda Pharmaceuticals Inc. (a)	172	1,660
Varex Imaging Corporation (a)	120	1,527
Xencor, Inc. (a)	181	7,023
Zynex, Inc. (a) (b)	58	1,010
		283,088
Real Estate 9.3%
Acadia Realty Trust	268	2,817
Agree Realty Corporation	167	10,659
Alexander & Baldwin, LLC	222	2,488
American Assets Trust, Inc.	154	3,707
Apollo Commercial Real Estate Finance, Inc.	425	3,825
Armada Hoffler Properties, Inc.	182	1,686
ARMOUR Residential REIT, Inc.	207	1,967
Brandywine Realty Trust	531	5,489
Capstead Mortgage Corporation	297	1,670
Caretrust REIT, Inc.	298	5,309
Chatham Lodging Trust	153	1,166

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Community Healthcare Trust Incorporated	66	3,084
CoreCivic, Inc.	379	3,034
DiamondRock Hospitality Co.	621	3,149
Diversified Healthcare Trust	741	2,609
Dwight A. Walker Real Estate, Inc. - Class A	55	1,807
Easterly Government Properties, Inc.	253	5,665
Essential Properties Realty Trust, Inc.	318	5,831
Four Corners Property Trust, Inc.	219	5,601
Franklin Street Properties Corp.	304	1,112
Getty Realty Corp.	108	2,819
Global Net Lease Inc.	281	4,465
Hersha Hospitality Trust	119	660
Independence Realty Trust, Inc.	300	3,471
Industrial Logistics Properties Trust	202	4,418
Innovative Industrial Properties, Inc. (b)	69	8,501
Invesco Mortgage Capital Inc. (b)	557	1,510
Investors Real Estate Trust	40	2,576
iStar Inc.	233	2,747
Kite Realty Naperville, LLC	267	3,088
KKR Real Estate Finance Trust Inc.	82	1,350
Lexington Realty Trust	861	8,993
LTC Properties Inc.	123	4,289
Mack-Cali Realty Corporation	276	3,482
Marcus & Millichap Inc. (a)	78	2,147
National Storage Affiliates Trust	193	6,302
New York Mortgage Trust Inc. (b)	1,172	2,989
NexPoint Residential Trust, Inc.	68	3,021
Office Properties Income Trust	149	3,094
PennyMac Mortgage Investment Trust	309	4,963
Ready Capital Corporation	126	1,415
Realogy Holdings Corp. (a) (b)	358	3,381
Redwood Trust Inc. (b)	364	2,736
Retail Opportunity Investments Corp.	370	3,849
Retail Properties of America, Inc. - Class A	667	3,875
RPT Realty	257	1,401
Safehold Inc. (b)	42	2,634
Saul Centers Inc.	38	1,004
SITE Centers Corp.	474	3,412
St. Joe Co. (a)	99	2,034
Summit Hotel Properties Inc.	330	1,708
Tanger Factory Outlet Centers Inc. (b)	293	1,768
Uniti Group Inc.	606	6,379
Universal Health Realty Income Trust	39	2,214
Urstadt Biddle Properties Inc. - Class A	100	915
Washington Prime Group, L.P. (b)	620	401
Washington REIT	259	5,209
Whitestone REIT	130	782
Xenia Hotels & Resorts Inc.	350	3,070
		195,747
Materials 5.8%
AdvanSix Inc. (a)	92	1,179
Allegheny Technologies Incorporated (a)	405	3,534
American Vanguard Corporation	83	1,091
Arconic Corporation (a)	302	5,750
Balchem Corporation	101	9,821
Boise Cascade Company	122	4,869
Carpenter Technology Corp.	152	2,767
Century Aluminum Co. (a)	154	1,093
Clearwater Paper Corporation (a)	53	2,000
Cleveland-Cliffs Inc. (b)	1,242	7,975
Ferro Corporation (a)	256	3,176
FutureFuel Corp.	85	970
GCP Applied Technologies Inc. (a)	151	3,171
H.B. Fuller Company	161	7,362
Hawkins Inc.	28	1,300
Haynes International Inc.	42	712
Innospec Inc.	76	4,838
Kaiser Aluminum Corporation	49	2,635
Koppers Holdings Inc. (a)	64	1,347
Kraton Corporation (a)	97	1,731
Livent Corporation (a) (b)	455	4,084
Materion Corp.	64	3,345
Mercer International Inc.	132	871
Myers Industries Inc.	110	1,453
Neenah Inc.	52	1,963
Olympic Steel, Inc.	30	346
P.H. Glatfelter Co.	137	1,884
Park Aerospace Technologies Corp.	63	691
Quaker Chemical Corp.	41	7,333
Rayonier Advanced Materials Inc. (a)	191	612
Schweitzer-Mauduit International Inc.	99	2,994
Stepan Co.	67	7,338
SunCoke Energy, Inc.	259	887
TimkenSteel Corp. (a) (b)	131	463
Tredegar Corp.	79	1,176
Trinseo S.A.	119	3,054
U.S. Concrete, Inc. (a)	51	1,487
UFP Industries, Inc.	190	10,750
Warrior Met Coal, Inc.	159	2,723
		120,775
Consumer Staples 3.6%
B&G Foods, Inc. (b)	200	5,546
Calavo Growers Inc.	51	3,384
Cal-Maine Foods Inc. (a)	116	4,446
Central Garden & Pet Co. (a)	29	1,168
Central Garden & Pet Co. - Class A (a)	121	4,366
Coca-Cola Consolidated Inc.	14	3,456
Del Monte Fresh Produce Company	96	2,189
Inter Parfums Inc.	54	2,025
J&J Snack Foods Corp.	46	6,052
John B. Sanfilippo & Son Inc.	28	2,083
Medifast, Inc.	37	6,021
MGPI Processing, Inc. (b)	41	1,613
National Beverage Corp. (a) (b)	36	2,473
PriceSmart Inc.	72	4,776
Seneca Foods Corp. - Class A (a)	20	710
SpartanNash Co.	111	1,809
The Andersons, Inc.	96	1,846
The Chefs' Warehouse, Inc. (a)	100	1,453
United Natural Foods Inc. (a) (b)	167	2,489
Universal Corp.	76	3,195
USANA Health Sciences, Inc. (a)	38	2,799
Vector Group Ltd.	392	3,796
WD-40 Co. (b)	43	8,046
		75,741
Energy 2.8%
Archrock, Inc.	409	2,201
Bonanza Creek Energy, Inc. (a)	58	1,090
Bristow Group Inc. (a)	78	1,653
Callon Petroleum Company (a) (b)	125	604
CONSOL Mining Corporation (a) (b)	91	401
Core Laboratories N.V.	139	2,115
DMC Global Inc.	44	1,465
Dorian LPG Ltd. (a)	99	797
Dril-Quip Inc. (a)	110	2,717
Exterran Trinidad LLC (a)	82	341
Geospace Technologies Corporation (a)	43	268
Green Plains Renewable Energy Inc. (a) (b)	106	1,643
Gulfport Energy Corporation (a) (b)	484	255
Helix Energy Solutions Group, Inc. (a)	440	1,060
Helmerich & Payne Inc.	333	4,883
Laredo Petroleum, Inc. (a) (b)	29	285
Matador Resources Co. (a) (b)	342	2,825
Matrix Service Co. (a)	88	737
Nabors Industries Ltd (b)	22	543
Newpark Resources Inc. (a)	298	312
Oasis Petroleum Inc. (a) (b)	990	277
Oceaneering International, Inc. (a)	305	1,075
Oil States International Inc. (a)	203	555
Par Pacific Holdings, Inc. (a)	119	804
Patterson-UTI Energy Inc.	578	1,648
PBF Energy Inc. - Class A	315	1,790
PDC Energy, Inc. (a)	307	3,804
Penn Virginia Corporation (a)	46	450
Propetro Holding Corp. (a)	252	1,025
QEP Resources, Inc.	806	727
Range Resources Corporation	813	5,379
Reg Biofuels, LLC (a)	122	6,528

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
REX Stores Corp. (a)	17	1,086
RPC Inc. (a)	171	450
SEACOR Holdings Inc. (a)	58	1,673
SM Energy Company	339	539
Southwestern Energy Co. (a)	1,928	4,530
Talos Energy Inc. (a)	67	430
U.S. Silica Holdings, Inc.	238	714
		59,679
Communication Services 2.6%
ATN International Limited	34	1,707
Cincinnati Bell Inc. (a)	158	2,369
Cogent Communications Group, Inc.	131	7,888
Consolidated Communications Holdings Inc. (a)	228	1,298
EW Scripps Co. - Class A	175	2,004
Gannett Media Corp. (b)	411	534
Glu Mobile Inc. (a)	470	3,609
Iridium Communications Inc. (a)	368	9,408
Marcus Corp.	74	569
Meredith Corporation	129	1,697
QuinStreet, Inc. (a)	157	2,482
Scholastic Corp.	96	2,013
Shenandoah Telecommunications Company	158	7,007
Spok Holdings, Inc.	60	568
TechTarget, Inc. (a)	71	3,128
Vonage Holdings Corp. (a)	719	7,351
		53,632
Utilities 1.8%
American States Water Company	115	8,599
Avista Corporation	213	7,256
California Water Service Group	156	6,792
Chesapeake Utilities Corporation	51	4,308
Northwest Natural Holding Company	96	4,358
South Jersey Industries Inc.	319	6,142
		37,455
Total Common Stocks (cost $2,209,711)		2,094,983
INVESTMENT COMPANIES 0.5%
iShares S&P SmallCap 600 Index ETF (b)	151	10,573
Total Investment Companies (cost $10,786)		10,573
SHORT TERM INVESTMENTS 3.4%
Securities Lending Collateral 3.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	62,877	62,877
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	7,040	7,040
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.05%, 12/31/20 (e) (f)	68	68
0.10%, 02/25/21 (e) (f)	818	818
		886
Total Short Term Investments (cost $70,803)		70,803
Total Investments 103.8% (cost $2,291,300)		2,176,359
Other Derivative Instruments (0.0)%		(19)
Other Assets and Liabilities, Net (3.8)%		(79,156)
Total Net Assets 100.0%		2,097,184

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	145	December 2020	11,108	(19)	(201)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 99.8%
Utilities 99.6%
ALLETE, Inc.	16	813
Alliant Energy Corporation	76	3,921
Ameren Corporation	75	5,943
American Electric Power Company, Inc.	151	12,304
American States Water Company	11	854
American Water Works Company, Inc.	55	7,963
Atmos Energy Corporation	37	3,556
Avista Corporation	20	696
Black Hills Corporation	19	1,014
California Water Service Group	15	646
CenterPoint Energy, Inc.	152	2,947
Chesapeake Utilities Corporation	5	417
Clearway Energy, Inc. - Class A	10	253
Clearway Energy, Inc. - Class C	23	610
CMS Energy Corp.	87	5,350
Consolidated Edison, Inc.	101	7,892
Dominion Energy, Inc.	255	20,129
DTE Energy Company	59	6,727
Duke Energy Corporation	223	19,774
Edison International	115	5,849
Entergy Corporation	61	6,003
Essential Utilities, Inc.	71	2,847
Evergy, Inc.	69	3,505
Eversource Energy	102	8,541
Exelon Corporation	296	10,583
FirstEnergy Corp.	165	4,733
Hawaiian Electric Industries Inc.	33	1,109
IDACORP Inc.	16	1,236
MDU Resources Group Inc.	61	1,373
MGE Energy, Inc.	11	699
Middlesex Water Co. (a)	5	331
National Fuel Gas Company	25	1,021
New Jersey Resources Corp.	30	799
Nextera Energy Partners, LP (a)	19	1,128
NextEra Energy, Inc.	149	41,292
NiSource Inc.	116	2,554
Northwest Natural Holding Company (a)	9	429
NorthWestern Corp.	15	745
NRG Energy, Inc.	74	2,271
OGE Energy Corp.	61	1,836
One Gas, Inc.	16	1,115
Ormat Technologies Inc.	12	724
Otter Tail Corp.	11	408
Pacific Gas And Electric Company (b)	324	3,045
Pinnacle West Capital Corp.	34	2,543
PNM Resources, Inc.	23	944
Portland General Electric Co.	27	965
PPL Corporation	234	6,368
Public Service Enterprise Group Inc.	154	8,455
Sempra Energy	89	10,516
SJW Corp.	8	476
South Jersey Industries Inc.	29	551
Southwest Gas Corp.	17	1,064
Spire, Inc. (a)	16	842
Star Group, L.P.	13	122
The AES Corporation	202	3,663
The Southern Company	321	17,396
UGI Corp.	64	2,093
Unitil Corp.	5	174
Vistra Energy Corp.	133	2,515
WEC Energy Group Inc.	96	9,283
Xcel Energy Inc.	160	11,008
York Water Co.	4	179
		285,142
Energy 0.2%
Sunnova Energy International Inc. (b)	15	460
Consumer Staples 0.0%
Cadiz Inc. (a) (b)	10	99
Total Common Stocks (cost $294,619)		285,701
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	600	600
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	159	159
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	26	26
Total Short Term Investments (cost $785)		785
Total Investments 100.1% (cost $295,404)		286,486
Other Derivative Instruments 0.0%		13
Other Assets and Liabilities, Net (0.1)%		(281)
Total Net Assets 100.0%		286,218

(a) All or a portion of the security was on loan as of September 30, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	24	December 2020	1,428	13	7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 99.3%
Financials 19.4%
Annaly Capital Management, Inc.	506	3,600
Apollo Global Management, Inc.	290	12,958
Arthur J Gallagher & Co.	159	16,829
Assurant, Inc.	112	13,565
Athene Holding Ltd - Class A (a)	241	8,205
Cboe Global Markets, Inc.	50	4,394
Cincinnati Financial Corporation	157	12,278
Comerica Inc.	167	6,378
Discover Financial Services	162	9,333
E*TRADE Financial Corp.	124	6,220
Element Fleet Management Corp. (b)	827	6,884
Equitable Holdings, Inc.	598	10,912
Everest Re Group, Ltd.	55	10,952
Hanover Insurance Group Inc.	72	6,706
KeyCorp	748	8,927
M&T Bank Corporation	69	6,350
NASDAQ Inc.	148	18,204
Northern Trust Corp.	138	10,761
Prosperity Bancshares Inc.	112	5,811
Raymond James Financial Inc.	136	9,930
Reinsurance Group of America, Incorporated	98	9,356
Signature Bank	90	7,458
SLM Corporation	701	5,669
State Street Corporation	139	8,263
SVB Financial Group (a)	40	9,709
The Hartford Financial Services Group, Inc.	342	12,624
Truist Financial Corporation	317	12,073
Umpqua Holdings Corp.	394	4,187
Willis Towers Watson Public Limited Company	71	14,768
Wintrust Financial Corporation	139	5,564
		278,868
Industrials 13.1%
AGCO Corporation	179	13,326
Alaska Air Group, Inc.	136	4,971
Armstrong World Industries, Inc.	43	2,946
Eaton Corporation Public Limited Company	163	16,648
Fortune Brands Home & Security, Inc.	123	10,622
HD Supply Holdings, Inc (a)	383	15,794
Huntington Ingalls Industries Inc.	12	1,718
Ingersoll Rand Inc. (a)	258	9,169
ITT Industries Holdings, Inc.	150	8,847
Kansas City Southern	59	10,673
Knight-Swift Transportation Holdings Inc. - Class A	171	6,977
L3Harris Technologies, Inc.	97	16,435
Masco Corporation	268	14,753
Now, Inc. (a)	335	1,523
Owens Corning Inc.	190	13,078
Quanta Services, Inc.	241	12,757
Regal-Beloit Corp.	99	9,285
Republic Services Inc.	105	9,808
Sensata Technologies Holding PLC (a)	208	8,978
		188,308
Consumer Discretionary 10.6%
Aramark	267	7,072
Brunswick Corp.	175	10,299
Delta Air Lines, Inc.	126	3,857
Dollar Tree Inc. (a)	74	6,798
Grand Canyon Education, Inc. (a)	77	6,146
Lear Corporation	77	8,340
LKQ Corporation (a)	420	11,635
Mattel, Inc. (a)	351	4,101
Newell Brands Inc.	447	7,664
PVH Corp.	92	5,470
Six Flags Operations Inc.	105	2,131
Skechers U.S.A. Inc. - Class A (a)	250	7,549
Stanley Black & Decker, Inc.	115	18,585
The Wendy's Company	337	7,511
Toll Brothers Inc.	357	17,347
Tractor Supply Co.	38	5,462
Urban Outfitters Inc. (a)	220	4,583
Whirlpool Corporation	59	10,766
Wyndham Hotels & Resorts, Inc.	135	6,831
		152,147
Utilities 10.0%
Ameren Corporation	123	9,713
Atmos Energy Corporation	70	6,728
CenterPoint Energy, Inc. (c)	238	4,381
CenterPoint Energy, Inc.	396	7,653
CMS Energy Corp.	260	15,957
Edison International	168	8,529
Eversource Energy	191	15,986
NiSource Inc.	308	6,772
Pacific Gas And Electric Company (a)	1,484	13,937
Pinnacle West Capital Corp.	198	14,785
Public Service Enterprise Group Inc.	297	16,299
Sempra Energy	90	10,607
The AES Corporation	699	12,655
		144,002
Information Technology 9.6%
Amdocs Limited	226	12,955
Analog Devices, Inc.	93	10,890
Corning Incorporated	275	8,908
Global Payments Inc.	58	10,278
KBR, Inc.	594	13,286
Leidos Holdings Inc.	146	13,034
Marvell Technology Group Ltd	377	14,959
Motorola Solutions Inc.	80	12,614
NXP Semiconductors N.V.	93	11,649
TE Connectivity Ltd.	94	9,231
Verint Systems Inc. (a)	146	7,055
Zebra Technologies Corp. - Class A (a)	52	13,100
		137,959
Materials 9.5%
Axalta Coating Systems Ltd. (a)	441	9,775
Berry Global Group, Inc. (a)	181	8,727
Celanese Corp. - Class A	105	11,258
Corteva, Inc.	364	10,490
DuPont de Nemours, Inc.	209	11,585
Eastman Chemical Co.	212	16,559
FMC Corporation	134	14,212
Graphic Packaging Holding Company	767	10,813
PPG Industries, Inc.	61	7,397
Reynolds Consumer Products LLC	256	7,835
Univar Solutions Inc. (a)	464	7,838
Vulcan Materials Co.	71	9,655
Westrock Company, Inc.	292	10,127
		136,271
Health Care 8.8%
AmerisourceBergen Corporation	89	8,650
Boston Scientific Corporation (a)	230	8,783
Change Healthcare Inc. (a)	516	7,494
Dentsply Sirona Inc.	195	8,520
Elanco Animal Health (a)	303	8,471
Laboratory Corporation of America Holdings (a)	57	10,814
Mylan Holdings Ltd. (a)	311	4,609
PerkinElmer Inc.	85	10,705
PRA Health Sciences, Inc. (a)	112	11,315
Premier Healthcare Solutions, Inc. - Class A	265	8,712
Quest Diagnostics Incorporated	100	11,417
Universal Health Services Inc. - Class B	100	10,723
Zimmer Biomet Holdings, Inc.	122	16,567
		126,780
Real Estate 6.8%
Brixmor Property Group Inc.	553	6,465
EPR Properties	127	3,488
Host Hotels & Resorts, Inc.	420	4,535
Life Storage Inc.	152	16,008
Medical Properties Trust, Inc.	582	10,254
Mid-America Apartment Communities, Inc.	111	12,895
Spirit Realty Capital, Inc.	171	5,771
Sun Communities Inc.	101	14,221
VICI Properties Inc.	566	13,220

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
W.P. Carey Inc.	169	11,000
		97,857
Consumer Staples 6.6%
Albertsons Companies, Inc. - Class A (a) (b)	681	9,431
Archer-Daniels-Midland Company	302	14,016
BJ's Wholesale Club Holdings, Inc. (a)	123	5,113
Coca-Cola European Partners PLC	226	8,780
Energizer Holdings, Inc.	196	7,681
Ingredion Inc.	105	7,924
JM Smucker Co.	91	10,543
Kellogg Co.	149	9,647
Molson Coors Beverage Company - Class B	96	3,209
Sanderson Farms Inc.	52	6,135
The Kroger Co.	372	12,612
		95,091
Energy 3.4%
Cabot Oil & Gas Corp.	418	7,251
Diamondback Energy, Inc.	49	1,477
Equitrans Midstream Corp.	281	2,378
Halliburton Company	319	3,840
Hess Corporation	172	7,021
Patterson-UTI Energy Inc.	518	1,477
Pioneer Natural Resources Co.	99	8,516
Plains GP Holdings, L.P. - Class A (a)	891	5,425
Targa Resources Corp.	204	2,868
Valero Energy Corporation	130	5,620
WPX Energy, Inc. (a)	793	3,887
		49,760
Communication Services 1.5%
Electronic Arts Inc. (a)	69	8,978
Liberty Broadband Corp. - Class C (a)	86	12,235
		21,213
Total Common Stocks (cost $1,390,240)		1,428,256
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (d) (e)	7,613	7,613
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	6,396	6,396
Total Short Term Investments (cost $14,009)		14,009
Total Investments 100.3% (cost $1,404,249)		1,442,265
Other Assets and Liabilities, Net (0.3)%		(3,882)
Total Net Assets 100.0%		1,438,383

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.6%
Information Technology 21.9%
Applied Materials, Inc.	349	20,740
Aspen Technology, Inc. (a)	178	22,503
Blackbaud, Inc. (b)	342	19,092
Guidewire Software, Inc. (a)	182	18,939
Intel Corporation	370	19,144
Lam Research Corp.	34	11,285
Microchip Technology Incorporated	198	20,326
Microsoft Corporation	48	10,148
Salesforce.Com, Inc. (a)	92	23,076
ServiceNow, Inc. (a)	24	11,561
		176,814
Health Care 20.1%
Biogen Inc. (a)	74	20,866
Bristol-Myers Squibb Company	347	20,912
Cerner Corp.	132	9,538
Gilead Sciences, Inc.	286	18,045
Medtronic Public Limited Company	199	20,700
Merck & Co., Inc.	245	20,338
Pfizer Inc.	577	21,164
Veeva Systems Inc. - Class A (a)	38	10,578
Zimmer Biomet Holdings, Inc.	150	20,457
		162,598
Financials 15.9%
American Express Company	195	19,549
Bank of America Corporation	792	19,088
Berkshire Hathaway Inc. - Class B (a)	101	21,540
BlackRock, Inc.	18	10,254
The Charles Schwab Corporation	559	20,250
U.S. Bancorp	536	19,211
Wells Fargo & Company	789	18,562
		128,454
Consumer Staples 10.9%
Altria Group, Inc.	473	18,268
Constellation Brands, Inc. - Class A	108	20,423
Kellogg Co.	299	19,332
Philip Morris International Inc.	262	19,625
The Coca-Cola Company	211	10,407
		88,055
Industrials 10.8%
Caterpillar Inc.	75	11,214
Emerson Electric Co.	148	9,727
General Dynamics Corporation	133	18,424
Lockheed Martin Corporation	27	10,186
Raytheon BBN Technologies Corp.	323	18,604
The Boeing Company	116	19,133
		87,288
Consumer Discretionary 7.4%
Amazon.com, Inc. (a)	3	9,812
Harley-Davidson, Inc.	386	9,486
Polaris Industries Inc.	108	10,238
Tiffany & Co.	88	10,149
Yum! Brands, Inc.	222	20,265
		59,950
Materials 5.4%
Compass Minerals International, Inc.	384	22,783
Corteva, Inc.	715	20,598
		43,381
Communication Services 3.6%
Comcast Corporation - Class A	249	11,510
John Wiley & Sons Inc. - Class A	549	17,419
		28,929
Energy 2.4%
Cheniere Energy, Inc. (a)	411	19,039
Utilities 1.2%
Dominion Energy, Inc.	117	9,271
Total Common Stocks (cost $775,783)		803,779
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	10,722	10,722
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	499	499
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	374	374
Total Short Term Investments (cost $11,595)		11,595
Total Investments 101.0% (cost $787,378)		815,374
Other Derivative Instruments 0.0%		68
Other Assets and Liabilities, Net (1.0)%		(8,015)
Total Net Assets 100.0%		807,427

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	26	December 2020	4,328	68	30

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.3%
Fifth Third Auto Trust
Series 2019-A2B-1, 0.32%, (1M USD LIBOR + 0.17%), 01/15/21 (a)	96	96
Ford Credit Auto Lease Trust
Series 2019-A2B-B, 0.41%, (1M USD LIBOR + 0.26%), 02/15/21 (a)	342	342
Series 2019-A2A-A, REMIC, 2.78%, 10/15/20	89	89
GM Financial Automobile Leasing Trust
Series 2019-A2B-2, 0.34%, (1M USD LIBOR + 0.18%), 06/21/21 (a)	28	28
USAA Auto Owner Trust
Series 2019-A2-1, REMIC, 2.26%, 01/15/21	87	87
Verizon Owner Trust
Series 2019-A1B-C, 0.58%, (1M USD LIBOR + 0.42%), 11/21/22 (a)	300	301
World Omni Auto Receivables Trust
Series 2019-A2-A, 3.02%, 10/15/20	83	83
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,026)		1,026
SHORT TERM INVESTMENTS 80.1%
U.S. Treasury Bill 54.7%
Treasury, United States Department of
0.10%, 11/27/20 - 12/29/20 (b)	6,000	5,999
Investment Companies 25.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	2,792	2,792
Total Short Term Investments (cost $8,791)		8,791
Total Investments 89.4% (cost $9,817)		9,817
Other Derivative Instruments 3.2%		349
Other Assets and Liabilities, Net 7.4%		809
Total Net Assets 100.0%		10,975

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The coupon rate represents the yield to maturity.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	7	December 2020	289	25	20
Brent Crude	14	January 2021	607	11	2
Cattle Feeder	3	January 2021	210	(2)	1
Cocoa	8	December 2020	176	(3)	28
Coffee "C"	3	December 2020	128	2	(3)
Copper	8	December 2020	594	10	12
Corn	57	December 2020	948	40	132
Cotton No. 2	6	December 2020	179	2	18
Crude Oil, WTI	10	January 2021	403	9	4
Gasoline, RBOB	11	January 2021	524	5	13
Gold, 100 Oz.	5	December 2020	901	(4)	47
KC HRW Wheat	20	December 2020	471	34	39
Lead	11	December 2020	503	2	(2)
Lean Hogs	10	December 2020	210	5	43
Live Cattle	5	January 2021	218	(1)	7
Low Sulfur Gasoil	10	January 2021	340	3	2
Natural Gas	10	January 2021	324	1	3
New York Harbor ULSD	13	January 2021	631	17	14
Nickel	5	December 2020	383	57	52
Platinum	10	January 2021	484	6	(30)
Silver	3	December 2020	262	(14)	90
Soybean	9	November 2020	382	14	78
Soybean Meal	19	December 2020	560	21	91
Soybean Oil	12	December 2020	200	3	39
Sugar No. 11	13	May 2021	180	1	17
Wheat	14	December 2020	362	21	43
Zinc	10	December 2020	517	84	84
				349	844

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
CORPORATE BONDS AND NOTES 56.1%
Financials 14.1%
AerCap Global Aviation Trust
6.50%, 06/15/45 (a)	280	240
AerCap Ireland Capital Designated Activity Company
4.45%, 10/01/25	3,620	3,630
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (a)	525	550
Ally Financial Inc.
8.00%, 11/01/31	305	417
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (a)	905	916
AssuredPartners, Inc.
7.00%, 08/15/25 (a)	645	657
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	3,045	3,051
Banco Bilbao Vizcaya Argentaria, S.A.
6.50%, (callable at 100 beginning 03/05/25) (b) (c)	200	199
Banco de Bogotá S.A.
6.25%, 05/12/26 (a)	375	408
Banco do Brasil S.A
9.00%, (callable at 100 beginning 06/18/24) (a) (b)	310	335
Banco Santander, S.A.
7.50%, (callable at 100 beginning 02/08/24) (b) (c) (d)	800	845
2.75%, 05/28/25 (c)	1,200	1,259
3.49%, 05/28/30 (c)	1,400	1,529
Bangkok Bank Public Company Limited
3.73%, 09/25/34 (a)	305	297
Bank of America Corporation
5.13%, (callable at 100 beginning 06/20/24) (b)	396	408
6.25%, (callable at 100 beginning 09/05/24) (b)	467	500
3.71%, 04/24/28	2,495	2,816
3.97%, 03/05/29	1,920	2,203
2.50%, 02/13/31	1,710	1,789
Barclays PLC
6.13%, (callable at 100 beginning 12/15/25) (b) (c)	855	866
BNP Paribas
4.50%, (callable at 100 beginning 02/25/30) (a) (b) (c)	450	431
6.63%, (callable at 100 beginning 03/25/24) (a) (b) (c)	298	318
7.38%, (callable at 100 beginning 08/19/25) (a) (b)	342	381
3.05%, 01/13/31 (a) (c)	2,680	2,871
Capital One Financial Corporation
4.05%, (callable at 100 beginning 12/01/20) (b)	320	286
1.19%, (3M USD LIBOR + 0.95%), 03/09/22 (e)	905	911
Citigroup Inc.
4.70%, (callable at 100 beginning 01/30/25) (b)	305	295
5.00%, (callable at 100 beginning 09/12/24) (b)	403	402
5.90%, (callable at 100 beginning 02/15/23) (b)	336	344
1.20%, (3M USD LIBOR + 0.96%), 04/25/22 (e)	1,715	1,731
3.89%, 01/10/28 (e)	300	339
3.52%, 10/27/28	1,385	1,539
2.98%, 11/05/30	2,185	2,356
Citizens Financial Group, Inc.
6.00%, (callable at 100 beginning 07/06/23) (b)	275	264
6.38%, (callable at 100 beginning 04/06/24) (b)	368	366
Comerica Incorporated
5.63%, (callable at 100 beginning 07/01/25) (b)	270	285
Commscope Finance LLC
6.00%, 03/01/26 (a)	1,160	1,209
8.25%, 03/01/27 (a)	495	515
Credit Suisse Group AG
5.10%, (callable at 100 beginning 01/24/30) (a) (b)	265	255
5.25%, (callable at 100 beginning 02/11/27) (a) (b)	950	954
6.38%, (callable at 100 beginning 07/01/25) (a) (b)	307	328
4.19%, 04/01/31 (a) (c)	1,725	1,992
Discover Financial Services
5.50%, (callable at 100 beginning 10/30/27) (b)	636	610
6.13%, (callable at 100 beginning 06/23/25) (b)	135	143
Dresdner Bank AG
7.00%, (callable at 100 beginning 04/09/25) (b) (d)	400	400
Emirates NBD Bank PJSC
6.13%, (callable at 100 beginning 03/20/25) (b) (d)	320	331
Equitable Holdings, Inc.
5.00%, 04/20/48	2,115	2,491
Fifth Third Bancorp
4.50%, (callable at 100 beginning 09/30/25) (b)	135	136
5.10%, (callable at 100 beginning 06/30/23) (b)	547	504
Ford Motor Credit Company LLC
3.10%, 05/04/23	200	195
3.66%, 09/08/24	200	196
4.69%, 06/09/25	200	202
5.13%, 06/16/25	620	639
4.39%, 01/08/26	1,240	1,225
5.11%, 05/03/29	495	509
General Motors Financial Company, Inc.
5.10%, 01/17/24	1,335	1,459
Global Aviation Leasing Co., Ltd.
7.25%, 09/15/24 (a) (f)	565	320
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (a)	315	304
GTCR (AP) Finance Inc.
8.00%, 05/15/27 (a)	615	652
HUB International Limited
7.00%, 05/01/26 (a)	1,225	1,269
Huntington Bancshares Incorporated
5.63%, (callable at 100 beginning 07/15/30) (b)	145	159
5.70%, (callable at 100 beginning 04/15/23) (b)	504	469
ING Groep N.V.
5.75%, (callable at 100 beginning 11/16/26) (b)	846	880
6.50%, (callable at 100 beginning 04/16/25) (b) (c)	245	259
JPMorgan Chase & Co.
4.60%, (callable at 100 beginning 02/01/25) (b)	243	236
4.63%, (callable at 100 beginning 11/01/22) (b)	459	452
5.00%, (callable at 100 beginning 08/01/24) (b)	436	435
1.14%, (3M USD LIBOR + 0.90%), 04/25/23 (e)	3,695	3,723
4.49%, 03/24/31	1,140	1,390
2.96%, 05/13/31	2,490	2,666
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 06/27/24) (b) (c)	443	465
7.50%, (callable at 100 beginning 09/27/25) (b)	620	660
LPL Holdings, Inc.
5.75%, 09/15/25 (a)	785	811
4.63%, 11/15/27 (a)	215	219
M&T Bank Corporation
5.00%, (callable at 100 beginning 08/01/24) (b)	206	211
Morgan Stanley
3.89%, (3M USD LIBOR + 3.61%), (callable at 100 beginning 10/15/20) (b) (e)	1,405	1,330
0.79%, (SOFR + 0.70%), 01/20/23 (e)	3,980	4,051
3.59%, 07/22/28 (e)	4,555	5,109
3.62%, 04/01/31	1,140	1,307
MSCI Inc.
5.38%, 05/15/27 (a)	350	372
NatWest Group PLC
6.00%, (callable at 100 beginning 12/29/25) (b) (c)	595	607
3.03%, 11/28/35 (c)	3,060	2,935
Nielsen Finance LLC
5.00%, 04/15/22 (a)	310	310
5.63%, 10/01/28 (a)	660	679
5.88%, 10/01/30 (a)	620	644
Outfront Media Capital Corporation
5.00%, 08/15/27 (a)	527	515
4.63%, 03/15/30 (a)	220	212

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Oztel Holdings SPC Ltd.
6.63%, 04/24/28 (a)	330	327
Rassman, Joel H.
4.35%, 02/15/28 (g)	160	174
Regions Financial Corporation
5.75%, (callable at 100 beginning 06/15/25) (b)	135	144
Resideo Funding Inc.
6.13%, 11/01/26 (a)	715	709
RHP Hotel Properties, LP
4.75%, 10/15/27	385	355
Sasol Financing USA LLC
5.88%, 03/27/24	620	596
Skandinaviska Enskilda Banken AB
5.13%, (callable at 100 beginning 05/13/25) (b) (c) (d)	800	812
Springleaf Finance Corporation
6.13%, 03/15/24	430	449
8.88%, 06/01/25	120	133
7.13%, 03/15/26	615	687
Synchrony Financial
2.85%, 07/25/22	4,710	4,846
The Bank of New York Mellon Corporation
4.63%, (callable at 100 beginning 09/20/26) (b)	127	130
4.70%, (callable at 100 beginning 09/20/25) (b)	60	64
The Charles Schwab Corporation
5.38%, (callable at 100 beginning 06/01/25) (b)	230	249
The Goldman Sachs Group, Inc.
4.95%, (callable at 100 beginning 02/10/25) (b)	225	225
5.30%, (callable at 100 beginning 11/10/26) (b)	299	316
5.50%, (callable at 100 beginning 08/10/24) (b)	156	165
1.01%, (3M USD LIBOR + 0.75%), 02/23/23 (e)	3,590	3,605
4.02%, 10/31/38	1,090	1,274
The PNC Financial Services Group, Inc.
5.00%, (callable at 100 beginning 11/01/26) (b)	90	95
Truist Financial Corporation
4.80%, (callable at 100 beginning 09/01/24) (b)	598	605
5.05%, (callable at 100 beginning 12/15/24) (b)	308	293
5.10%, (callable at 100 beginning 03/01/30) (b)	135	146
UBS Group Funding (Switzerland) AG
6.88%, (callable at 100 beginning 08/07/25) (b) (d)	1,066	1,169
UniCredit S.p.A.
8.00%, (callable at 100 beginning 06/03/24) (b) (c) (d)	200	215
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	385	381
Wells Fargo & Company
5.90%, (callable at 100 beginning 06/15/24) (b)	384	393
1.37%, (3M USD LIBOR + 1.11%), 01/24/23 (e)	3,440	3,486
2.57%, 02/11/31	1,830	1,914
5.01%, 04/04/51	1,100	1,506
		109,441
Energy 8.8%
Antero Midstream Partners LP
5.38%, 09/15/24	280	239
Apache Corporation
4.88%, 11/15/27	220	208
4.38%, 10/15/28	215	197
5.10%, 09/01/40	125	112
4.75%, 04/15/43	305	270
Archrock Partners, L.P.
6.25%, 04/01/28 (a)	220	207
Ascent Resources - Utica, LLC
10.00%, 04/01/22 (a)	309	307
7.00%, 11/01/26 (a)	1,270	973
BP Capital Markets P.L.C.
4.88%, (callable at 100 beginning 03/22/30) (b)	3,075	3,281
Buckeye Partners, L.P.
4.35%, 10/15/24	355	349
4.13%, 03/01/25 (a)	565	539
3.95%, 12/01/26	50	47
4.13%, 12/01/27	780	739
4.50%, 03/01/28 (a)	520	502
5.85%, 11/15/43	180	167
Canadian Natural Resources Limited
4.95%, 06/01/47	1,170	1,300
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	895	917
Cheniere Energy, Inc.
4.63%, 10/15/28 (a) (c)	775	796
Comstock Escrow Corporation
9.75%, 08/15/26	380	390
Comstock Resources, Inc.
9.75%, 08/15/26	315	323
Concho Resources Inc.
4.88%, 10/01/47	1,900	2,086
CrownRock, L.P.
5.63%, 10/15/25 (a)	995	939
DCP Midstream Operating, LP
5.63%, 07/15/27	365	372
5.13%, 05/15/29	475	468
5.60%, 04/01/44	545	497
DCP Midstream, LP
5.85%, 05/21/43 (a) (e)	490	366
Ecopetrol S.A.
5.88%, 05/28/45	545	596
Energy Transfer LP
6.63%, (callable at 100 beginning 02/15/28) (b)	3,465	2,361
7.13%, (callable at 100 beginning 05/15/30) (b)	4,615	3,641
3.75%, 05/15/30	855	829
6.25%, 04/15/49	1,760	1,815
EnLink Midstream Partners LP
5.05%, 04/01/45	195	124
Enlink Midstream, LLC
4.15%, 06/01/25	15	13
4.85%, 07/15/26	250	216
5.45%, 06/01/47	105	66
EQM Midstream Partners, LP
4.75%, 07/15/23	515	512
4.00%, 08/01/24	140	136
6.00%, 07/01/25 (a)	185	191
4.13%, 12/01/26	485	460
6.50%, 07/01/27 (a)	235	249
5.50%, 07/15/28	935	941
Exxon Mobil Corporation
3.45%, 04/15/51 (c)	3,090	3,393
Genesis Energy, L.P.
6.25%, 05/15/26	605	504
Global Partners LP
7.00%, 06/15/23 - 08/01/27	225	230
6.88%, 01/15/29 (a)	175	177
Harvest Midstream I, L.P.
7.50%, 09/01/28 (a)	410	410
Hilcorp Energy I, L.P.
5.75%, 10/01/25 (a)	175	159
6.25%, 11/01/28 (a)	310	284
Kinder Morgan, Inc.
5.55%, 06/01/45	4,127	4,893
Lukoil Securities B.V.
3.88%, 05/06/30 (a)	400	422
Matador Resources Company
5.88%, 09/15/26	445	372
MPLX LP
4.00%, 03/15/28	665	727
4.70%, 04/15/48	3,810	3,854
MV24 Capital B.V.
6.75%, 06/01/34 (a)	463	468
NuStar Logistics, L.P.
5.75%, 10/01/25	260	269
Occidental Petroleum Corporation
5.88%, 09/01/25	235	216
3.20%, 08/15/26	2,570	2,040
3.50%, 08/15/29	3,105	2,382
4.30%, 08/15/39	1,140	790
Parsley Energy, LLC
5.25%, 08/15/25 (a)	760	752
5.63%, 10/15/27 (a)	180	179
PDC Energy, Inc.
5.75%, 05/15/26	830	774

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Petroleos Mexicanos
7.69%, 01/23/50 (a)	715	590
Plains All American Pipeline, L.P.
4.65%, 10/15/25	2,323	2,493
3.55%, 12/15/29	6,004	5,803
Precision Drilling Corporation
5.25%, 11/15/24	85	57
Range Resources Corporation
5.00%, 08/15/22	380	366
9.25%, 02/01/26 (a)	405	416
Summit Midstream Holdings, LLC
5.75%, 04/15/25	190	109
Tallgrass Energy Partners, LP
4.75%, 10/01/23 (a)	105	99
7.50%, 10/01/25 (a)	245	247
6.00%, 03/01/27 (a)	220	203
5.50%, 09/15/24 - 01/15/28 (a)	400	367
Targa Resource Corporation
4.25%, 11/15/23	795	789
5.13%, 02/01/25	50	50
5.88%, 04/15/26	45	46
5.38%, 02/01/27	50	50
6.50%, 07/15/27	45	47
5.00%, 01/15/28	50	49
6.88%, 01/15/29	45	48
5.50%, 03/01/30 (a)	850	845
4.88%, 02/01/31 (a)	285	276
Western Midstream Operating, LP
4.10%, 02/01/25 (h)	110	105
5.05%, 02/01/30 (h)	1,475	1,432
WPX Energy, Inc.
5.25%, 09/15/24	115	120
5.75%, 06/01/26	335	346
5.88%, 06/15/28	795	830
		67,819
Communication Services 7.5%
Altice Financing S.A.
5.00%, 01/15/28 (a)	200	194
Altice France
7.38%, 05/01/26 (a)	1,330	1,395
6.00%, 02/15/28 (a)	1,695	1,615
Altice France Holding S.A.
8.13%, 02/01/27 (a)	200	218
5.50%, 01/15/28 (a)	200	202
AT&T Inc.
4.35%, 06/15/45	200	224
4.50%, 03/09/48	2,489	2,851
3.65%, 06/01/51	2,805	2,808
3.55%, 09/15/55 (a)	645	619
3.65%, 09/15/59 (a)	4,365	4,229
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (a)	305	316
CCO Holdings, LLC
5.75%, 02/15/26 (a)	310	322
5.50%, 05/01/26 (a)	355	370
5.00%, 02/01/28 (a)	890	935
4.75%, 03/01/30 (a)	95	101
4.50%, 08/15/30 (a)	1,050	1,102
4.25%, 02/01/31 (a)	730	754
Charter Communications Operating, LLC
4.80%, 03/01/50	4,685	5,358
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (a)	128	123
CSC Holdings, LLC
5.50%, 05/15/26 - 04/15/27 (a)	1,360	1,419
7.50%, 04/01/28 (a)	310	342
5.75%, 01/15/30 (a)	1,775	1,886
4.63%, 12/01/30 (a)	445	447
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (a)	215	199
Discovery Communications, LLC
3.63%, 05/15/30	2,065	2,290
DISH DBS Corporation
7.38%, 07/01/28	135	139
Dish Network Corporation
3.38%, 08/15/26 (c)	756	692
Fox Corporation
5.58%, 01/25/49	3,065	4,223
Frontier Communications Corporation
8.00%, 04/01/27 (a)	1,155	1,155
Intelsat Jackson Holdings S.A.
8.00%, 02/15/24 (a)	820	833
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	985	954
6.50%, 05/15/27 (a)	1,605	1,731
4.75%, 10/15/27 (a)	200	187
Netflix, Inc.
5.88%, 11/15/28	105	125
6.38%, 05/15/29	100	123
5.38%, 11/15/29 (a)	315	371
Sirius XM Radio Inc.
5.38%, 07/15/26 (a)	360	375
5.00%, 08/01/27 (a)	865	903
5.50%, 07/01/29 (a)	1,105	1,188
4.13%, 07/01/30 (a)	365	374
Sprint Capital Corporation
6.88%, 11/15/28	410	511
8.75%, 03/15/32	550	805
Sprint Corporation
7.13%, 06/15/24	630	725
7.63%, 03/01/26	355	429
T-Mobile USA, Inc.
4.38%, 04/15/40 (a)	1,125	1,316
4.50%, 04/15/50 (a)	2,355	2,810
ViacomCBS Inc.
4.95%, 01/15/31	1,625	1,942
4.20%, 05/19/32	1,790	2,050
Virgin Media Finance PLC
5.00%, 07/15/30 (a)	205	205
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (a)	510	531
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (a)	790	789
Vodafone Group Public Limited Company
5.25%, 05/30/48	1,550	1,996
		57,801
Consumer Discretionary 5.3%
American Axle & Manufacturing, Inc.
6.88%, 07/01/28	440	427
Aramark Services, Inc.
6.38%, 05/01/25 (a)	595	619
5.00%, 02/01/28 (a) (g)	1,610	1,621
Asbury Automotive Group, Inc.
4.50%, 03/01/28 (a)	258	259
4.75%, 03/01/30 (a)	101	101
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (a)	265	239
Boyd Gaming Corporation
6.38%, 04/01/26	315	327
6.00%, 08/15/26	515	533
Carnival Corporation
11.50%, 04/01/23 (a)	1,550	1,737
9.88%, 08/01/27 (a)	205	217
Cedar Fair, L.P.
5.50%, 05/01/25 (a)	1,440	1,476
5.38%, 04/15/27	165	164
5.25%, 07/15/29	150	142
Churchill Downs Incorporated
5.50%, 04/01/27 (a)	880	915
Dealer Tire, LLC
8.00%, 02/01/28 (a)	330	338
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/28 (a)	1,090	1,131
Delta Air Lines, Inc.
7.38%, 01/15/26	1,145	1,199
Ford Motor Company
9.63%, 04/22/30	465	601
7.45%, 07/16/31	120	138

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
4.75%, 01/15/43	535	484
5.29%, 12/08/46	535	507
Frontdoor, Inc.
6.75%, 08/15/26 (a)	365	390
General Motors Company
6.13%, 10/01/25	3,000	3,484
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	175	176
5.13%, 05/01/26	215	220
5.75%, 05/01/28 (a)	555	585
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	935	962
IAA Spinco Inc.
5.50%, 06/15/27 (a)	1,330	1,383
KAR Auction Services, Inc.
5.13%, 06/01/25 (a)	1,480	1,476
KFC Holding Co.
5.25%, 06/01/26 (a)	570	594
L Brands, Inc.
9.38%, 07/01/25 (a)	145	166
5.25%, 02/01/28	145	140
6.63%, 10/01/30 (a)	145	148
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	2,060	2,146
Next PLC
3.63%, 05/18/28, GBP (d)	300	400
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	235	243
Penske Automotive Group, Inc.
5.75%, 10/01/22	250	250
5.50%, 05/15/26 (g)	560	577
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (a)	220	224
5.75%, 04/15/25 (a)	380	405
5.00%, 10/15/25 (a)	875	897
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (a)	115	128
11.50%, 06/01/25 (a)	1,000	1,160
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	265	267
8.25%, 03/15/26 (a)	245	256
7.00%, 05/15/28 (a)	370	371
Seaworld Entertainment, Inc.
9.50%, 08/01/25 (a)	175	181
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 - 04/01/29 (a)	360	359
Six Flags Operations Inc.
4.88%, 07/31/24 (a)	435	409
5.50%, 04/15/27 (a) (g)	145	138
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (a)	1,455	1,549
Staples, Inc.
7.50%, 04/15/26 (a)	745	687
Taylor Morrison Communities, Inc.
5.63%, 03/01/24 (a)	430	459
5.88%, 06/15/27 (a)	410	453
5.75%, 01/15/28 (a)	540	590
5.13%, 08/01/30 (a)	830	888
The Goodyear Tire & Rubber Company
9.50%, 05/31/25	515	559
The ServiceMaster Company, LLC
5.13%, 11/15/24 (a)	335	343
The William Carter Company
5.63%, 03/15/27 (a)	715	754
TRI Pointe Homes, Inc.
5.25%, 06/01/27	370	396
5.70%, 06/15/28	875	956
Vail Resorts, Inc.
6.25%, 05/15/25 (a)	370	393
Williams Scotsman International, Inc.
4.63%, 08/15/28 (a)	170	171
Wyndham Hotels & Resorts, Inc.
5.38%, 04/15/26 (a)	215	219
4.38%, 08/15/28 (a)	540	524
Yum! Brands, Inc.
7.75%, 04/01/25 (a)	570	630
		40,881
Industrials 5.1%
Air Lease Corporation
2.30%, 02/01/25	2,860	2,794
American Airlines Group Inc.
3.75%, 03/01/25 (a)	190	96
Amsted Industries Incorporated
4.63%, 05/15/30 (a)	610	630
APX Group, Inc.
7.63%, 09/01/23 (g)	390	395
8.50%, 11/01/24	95	101
6.75%, 02/15/27 (a)	290	301
BBA U.S. Holdings, Inc.
5.38%, 05/01/26 (a)	330	333
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (a)	1,380	1,354
CD&R Waterworks Merger Sub, LLC
6.13%, 08/15/25 (a)	280	284
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (a)	665	674
EnerSys
4.38%, 12/15/27 (a)	805	827
General Electric Capital Corporation
5.88%, 01/14/38	2,405	2,798
General Electric Company
4.35%, 05/01/50	2,190	2,225
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a)	435	453
Granite US Holdings Corporation
11.00%, 10/01/27 (a)	165	170
Harsco Corporation
5.75%, 07/31/27 (a)	750	760
Howmet Aerospace Inc.
6.88%, 05/01/25	1,035	1,143
5.90%, 02/01/27	165	177
IHS Netherlands Holdco B.V.
8.00%, 09/18/27 (a)	290	298
Jeld-Wen, Inc.
4.63%, 12/15/25 (a)	505	508
4.88%, 12/15/27 (a)	840	856
Korn Ferry
4.63%, 12/15/27 (a)	940	954
Masonite International Corporation
5.75%, 09/15/26 (a)	1,075	1,119
5.38%, 02/01/28 (a)	215	230
Ply Gem Midco, LLC
8.00%, 04/15/26 (a)	293	308
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (a)	1,750	1,871
3.38%, 08/31/27 (a)	220	212
6.25%, 01/15/28 (a)	800	815
Ritchie Bros. Auctioneers Incorporated
5.38%, 01/15/25 (a)	330	340
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (a)	320	333
Spirit AeroSystems, Inc.
5.50%, 01/15/25 (a)	200	201
7.50%, 04/15/25 (a)	520	527
SPX Flow, Inc.
5.88%, 08/15/26 (a)	325	339
Standard Industries Inc.
5.00%, 02/15/27 (a)	150	156
4.75%, 01/15/28 (a)	340	352
4.38%, 07/15/30 (a)	1,185	1,211
Tempo Acquisition, LLC
6.75%, 06/01/25 (a)	347	354
Terex Corporation
5.63%, 02/01/25 (a)	1,220	1,211
The ADT Security Corporation
4.88%, 07/15/32 (a)	310	317
The Boeing Company
3.90%, 05/01/49	790	728

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
3.75%, 02/01/50	340	310
5.81%, 05/01/50 (h)	3,420	4,118
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (a) (g)	520	528
TransDigm Inc.
6.25%, 03/15/26 (a)	1,070	1,118
6.38%, 06/15/26	1,000	1,004
7.50%, 03/15/27	610	634
5.50%, 11/15/27	800	769
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (a)	330	356
United Continental Holdings Inc.
4.25%, 10/01/22 (g)	160	148
United Rentals (North America), Inc.
5.50%, 05/15/27	465	495
5.25%, 01/15/30	215	235
Univar Solutions USA Inc.
5.13%, 12/01/27 (a)	705	724
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (a)	205	213
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	210	215
		39,622
Health Care 4.1%
AbbVie Inc.
4.05%, 11/21/39 (a)	1,185	1,358
4.70%, 05/14/45	2,130	2,593
4.25%, 11/21/49 (a)	1,525	1,802
Acadia Healthcare Company, Inc.
5.50%, 07/01/28 (a)	605	623
5.00%, 04/15/29 (a)	175	178
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	840	860
8.50%, 01/31/27 (a)	165	181
5.75%, 08/15/27 (a)	410	436
Centene Corporation
5.25%, 04/01/25 (a)	165	171
5.38%, 08/15/26 (a)	160	169
CVS Health Corporation
5.05%, 03/25/48	3,895	4,954
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (a)	450	216
HCA Inc.
7.69%, 06/15/25	610	719
5.38%, 09/01/26	530	585
5.63%, 09/01/28	865	990
5.88%, 02/01/29	155	181
5.25%, 06/15/49	1,810	2,196
Jaguar Holding Company II
4.63%, 06/15/25 (a)	210	216
5.00%, 06/15/28 (a)	445	464
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (a)	1,470	1,510
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (a)	150	153
7.25%, 02/01/28 (a) (g)	710	737
Polaris Intermediate School
8.50%, 12/01/22 (a) (f)	225	229
Select Medical Corporation
6.25%, 08/15/26 (a)	245	255
Takeda Pharmaceutical Co Ltd
3.38%, 07/09/60	2,090	2,186
Tenet Healthcare Corporation
6.75%, 06/15/23	580	611
7.00%, 08/01/25	425	437
4.63%, 06/15/28 (a)	170	172
6.13%, 10/01/28 (a)	2,600	2,533
Tennessee Merger Sub, Inc.
6.38%, 02/01/25 (a)	385	264
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	500	441
Upjohn Inc.
4.00%, 06/22/50 (a)	1,790	1,902
Vizient, Inc.
6.25%, 05/15/27 (a)	185	194
West Street Merger Sub, Inc.
6.38%, 09/01/25 (a)	790	806
		31,322
Consumer Staples 3.6%
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	1,990	2,396
4.75%, 04/15/58	2,780	3,384
BAT Capital Corp.
4.91%, 04/02/30	2,445	2,874
3.73%, 09/25/40	2,535	2,530
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	1,275	1,342
Energizer Holdings, Inc.
4.75%, 06/15/28 (a)	1,240	1,282
Grupo Bimbo S.A.B. de C.V.
4.70%, 11/10/47 (a)	2,880	3,354
JBS Investments II GmbH
7.00%, 01/15/26 (a)	310	331
Kraft Heinz Foods Company
3.75%, 04/01/30 (a)	1,545	1,628
4.88%, 10/01/49 (a)	2,980	3,129
Marb Bondco PLC
6.88%, 01/19/25 (a)	425	441
Minerva Luxembourg S.A.
6.50%, 09/20/26 (a)	390	405
Performance Food Group Company
5.50%, 10/15/27 (a)	775	798
Performance Food Group, Inc.
6.88%, 05/01/25 (a) (g)	95	101
Post Holdings, Inc.
5.75%, 03/01/27 (a)	650	683
5.63%, 01/15/28 (a)	335	355
5.50%, 12/15/29 (a)	1,045	1,121
4.63%, 04/15/30 (a)	445	458
Spectrum Brands, Inc.
5.50%, 07/15/30 (a)	240	253
The Kroger Co.
5.40%, 01/15/49	545	751
U.S. Foods Inc.
6.25%, 04/15/25 (a)	315	333
		27,949
Information Technology 2.6%
Amkor Technology, Inc.
6.63%, 09/15/27 (a)	670	719
ASGN Incorporated
4.63%, 05/15/28 (a)	1,000	1,005
Black Knight Infoserv, LLC
3.63%, 09/01/28 (a)	295	298
Broadcom Inc.
4.15%, 11/15/30	2,985	3,340
BY Crown Parent, LLC
4.25%, 01/31/26 (a)	250	254
CDK Global, Inc.
5.88%, 06/15/26	160	167
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	747	757
Commscope, Inc.
7.13%, 07/01/28 (a)	320	329
Inception Merger Sub, Inc.
8.63%, 11/15/24 (a) (g)	1,205	1,262
International Business Machines Corporation
4.25%, 05/15/49	1,490	1,860
J2 Cloud Services, LLC
6.00%, 07/15/25 (a)	1,025	1,066
On Semiconductor Corporation
3.88%, 09/01/28 (a)	450	457
Open Text Corporation
5.88%, 06/01/26 (a)	325	338
Oracle Corporation
4.00%, 07/15/46	1,060	1,251
3.60%, 04/01/50	1,390	1,550
3.85%, 04/01/60	1,280	1,493

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Presidio Holdings, Inc.
4.88%, 02/01/27 (a)	395	400
8.25%, 02/01/28 (a)	650	681
Radiate HoldCo, LLC
4.50%, 09/15/26 (a)	240	241
6.50%, 09/15/28 (a)	595	611
Solera, LLC
10.50%, 03/01/24 (a)	775	810
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)	975	1,035
Western Digital Corporation
4.75%, 02/15/26	350	378
		20,302
Materials 1.9%
Alcoa Nederland Holding B.V.
5.50%, 12/15/27 (a)	915	953
Arconic Corporation
6.13%, 02/15/28 (a)	450	463
Avantor Funding, Inc.
4.63%, 07/15/28 (a)	345	358
Berry Global Escrow Corporation
5.63%, 07/15/27 (a)	710	744
Berry Global, Inc.
4.50%, 02/15/26 (a) (g)	160	162
Carpenter Technology Corporation
6.38%, 07/15/28	185	194
CEMEX S.A.B. de C.V.
7.38%, 06/05/27 (a)	305	329
Element Solutions, Inc.
3.88%, 09/01/28 (a)	230	226
First Quantum Minerals Ltd
6.88%, 03/01/26 (a)	535	516
Freeport-McMoRan Inc.
5.00%, 09/01/27	160	167
4.13%, 03/01/28	110	111
5.25%, 09/01/29	420	450
4.25%, 03/01/30	110	113
5.40%, 11/14/34	385	426
5.45%, 03/15/43	1,345	1,492
Hudbay Minerals Inc.
7.63%, 01/15/25 (a)	475	484
6.13%, 04/01/29 (a)	370	366
Illuminate Buyer LLC
9.00%, 07/01/28 (a)	130	140
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	100	101
Joseph T. Ryerson & Son, Inc.
8.50%, 08/01/28 (a)	360	379
Mauser Packaging Solutions Holding Company
5.50%, 04/15/24 (a)	205	206
7.25%, 04/15/25 (a)	1,240	1,167
Minera Mexico, S.A. de C.V.
4.50%, 01/26/50 (a)	395	431
Minerals Technologies Inc.
5.00%, 07/01/28 (a)	155	159
Nouryon Finance B.V.
8.00%, 10/01/26 (a) (g)	530	563
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	405	403
5.25%, 06/01/27 (a)	587	552
Novelis Corporation
5.88%, 09/30/26 (a)	155	159
4.75%, 01/30/30 (a)	260	254
Olin Corporation
5.63%, 08/01/29	600	590
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (a)	640	644
Sealed Air Corporation
5.50%, 09/15/25 (a)	325	362
Silgan Holdings Inc.
4.75%, 03/15/25	340	346
Trident TPI Holdings, Inc.
9.25%, 08/01/24 (a)	390	413
Trinseo Materials Operating S.C.A.
5.38%, 09/01/25 (a)	165	164
Tronox Incorporated
6.50%, 04/15/26 (a) (g)	430	431
		15,018
Utilities 1.7%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	310	303
Calpine Corporation
4.50%, 02/15/28 (a)	1,800	1,845
5.13%, 03/15/28 (a)	355	367
4.63%, 02/01/29 (a)	577	577
5.00%, 02/01/31 (a)	804	819
Centrica PLC
3.00%, 04/10/76, EUR (d) (h)	700	820
Dominion Energy, Inc.
4.65%, (callable at 100 beginning 12/15/24) (b)	205	208
Exelon Corporation
4.70%, 04/15/50	1,960	2,505
NRG Energy, Inc.
7.25%, 05/15/26	155	165
5.25%, 06/15/29 (a)	160	175
Pacific Gas And Electric Company
3.30%, 08/01/40 (g)	1,285	1,178
Talen Energy Supply, LLC
10.50%, 01/15/26 (a)	405	307
7.25%, 05/15/27 (a)	610	607
6.63%, 01/15/28 (a)	30	29
7.63%, 06/01/28 (a)	155	154
The Southern Company
4.00%, 01/15/51	3,180	3,188
		13,247
Real Estate 1.4%
CSL Capital, LLC
6.00%, 04/15/23 (a)	375	377
ESH Hospitality, Inc.
5.25%, 05/01/25 (a)	840	848
Healthcare Trust of America Holdings, LP
3.10%, 02/15/30	1,750	1,882
Iron Mountain Incorporated
4.88%, 09/15/27 - 09/15/29 (a)	1,150	1,171
5.00%, 07/15/28 (a)	135	138
5.25%, 03/15/28 - 07/15/30 (a)	1,635	1,702
5.63%, 07/15/32 (a)	1,730	1,827
New World Development Company Limited
4.13%, 07/18/29 (d)	320	324
Realogy Group LLC
4.88%, 06/01/23 (a)	325	323
7.63%, 06/15/25 (a)	345	361
9.38%, 04/01/27 (a)	470	487
Starwood Property Trust, Inc.
5.00%, 12/15/21	280	278
Uniti Group Inc.
7.88%, 02/15/25 (a)	880	932
		10,650
Total Corporate Bonds And Notes (cost $423,764)		434,052
GOVERNMENT AND AGENCY OBLIGATIONS 48.0%
Mortgage-Backed Securities 28.1%
Federal National Mortgage Association, Inc.
TBA, 2.50%, 10/15/32 - 10/15/47 (i)	73,825	77,451
TBA, 3.00%, 10/15/47 (i)	29,880	31,304
TBA, 2.00%, 10/15/31 - 10/15/50 (i)	47,385	49,056
Government National Mortgage Association
TBA, 2.00%, 01/25/39 (i)	7,885	8,193
TBA, 2.50%, 10/15/44 (i)	12,355	12,974
TBA, 3.00%, 10/15/47 (i)	36,670	38,397
		217,375
Collateralized Mortgage Obligations 6.2%
Federal Home Loan Mortgage Corporation
Series 2017-M2-HQA2, 2.80%, (1M USD LIBOR + 2.65%), 12/26/29 (e)	3,315	3,283
Series 2017-M2-DNA1, REMIC, 3.40%, (1M USD LIBOR + 3.25%), 07/25/29 (e)	1,757	1,800

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Series 2017-M2-DNA2, REMIC, 3.60%, (1M USD LIBOR + 3.45%), 10/25/29 (e)	1,960	2,018
Series 2017-M2-DNA3, REMIC, 2.65%, (1M USD LIBOR + 2.50%), 03/25/30 (e)	5,672	5,719
Series 2018-M2-HQA1, REMIC, 2.45%, (1M USD LIBOR + 2.30%), 09/25/30 (e)	2,235	2,200
Interest Only, Series SP-4150, REMIC, 6.00%, (6.15% - (1M USD LIBOR * 1)), 01/15/43 (e)	2,975	552
Interest Only, Series SA-4456, REMIC, 6.00%, (6.15% - (1M USD LIBOR * 1)), 03/15/45 (e)	2,132	420
Federal National Mortgage Association, Inc.
Series 2017-2M2-C02, 3.80%, (1M USD LIBOR + 3.65%), 09/25/29 (e)	4,223	4,265
Series 2017-2M2-C04, 3.00%, (1M USD LIBOR + 2.85%), 11/26/29 (e)	1,352	1,351
Interest Only, Series C26-413, 4.00%, 07/01/42	4,250	596
Series 2017-1M2-C03, REMIC, 3.15%, (1M USD LIBOR + 3.00%), 10/25/29 (e)	4,078	4,118
Series 2017-1M2-C06, REMIC, 2.80%, (1M USD LIBOR + 2.65%), 02/25/30 (e)	4,020	3,992
Series 2017-2M2-C06, REMIC, 2.95%, (1M USD LIBOR + 2.80%), 02/25/30 (e)	4,026	4,014
Series 2017-1M2-C07, REMIC, 2.55%, (1M USD LIBOR + 2.40%), 05/28/30 (e)	650	637
Series 2017-2M2-C07, REMIC, 2.65%, (1M USD LIBOR + 2.50%), 05/28/30 (e)	2,624	2,601
Series 2018-1M2-C01, REMIC, 2.40%, (1M USD LIBOR + 2.25%), 07/25/30 (e)	2,308	2,280
Series 2018-2M2-C02, REMIC, 2.35%, (1M USD LIBOR + 2.20%), 08/26/30 (e)	1,394	1,373
Series 2018-1M2-C05, REMIC, 2.50%, (1M USD LIBOR + 2.35%), 01/27/31 (e)	3,094	3,035
Interest Only, Series 2019-DS-49, REMIC, 6.00%, (6.15% - (1M USD LIBOR * 1)), 06/25/43 (e)	3,173	740
Interest Only, Series 2018-ST-18, REMIC, 5.95%, (6.10% - (1M USD LIBOR * 1)), 12/25/44 (e)	4,462	860
Interest Only, Series 2016-HS-31, REMIC, 5.85%, (6.00% - (1M USD LIBOR * 1)), 06/25/46 (e)	3,006	546
Interest Only, Series 2016-SA-62, REMIC, 5.85%, (6.00% - (1M USD LIBOR * 1)), 09/25/46 (e)	3,346	837
Government National Mortgage Association
Interest Only, Series 2017-KS-112, REMIC, 6.04%, (6.20% - (1M USD LIBOR * 1)), 07/20/47 (e)	3,838	774
		48,011
U.S. Treasury Inflation Indexed Securities 4.1%
Treasury, United States Department of
3.38%, 04/15/32 (j)	1,233	1,868
1.00%, 02/15/46 - 02/15/48 (j)	19,191	26,200
0.25%, 02/15/50 (j)	3,235	3,808
		31,876
U.S. Treasury Note 3.8%
Treasury, United States Department of
0.50%, 03/31/25	5,000	5,056
1.63%, 02/15/26	5,240	5,604
2.88%, 08/15/28	9,120	10,767
0.63%, 05/15/30	8,355	8,325
		29,752
U.S. Treasury Bond 3.6%
Treasury, United States Department of
1.13%, 05/15/40	2,500	2,461
2.75%, 08/15/42	7,315	9,372
3.13%, 02/15/43	8,390	11,366
2.25%, 08/15/46	2,615	3,087
1.25%, 05/15/50	2,000	1,895
		28,181
Commercial Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corporation
Interest Only, Series 2020-X1-RR3, REMIC, 1.71%, 07/27/28 (e)	18,440	2,075
Interest Only, Series 2020-DX-RR02, REMIC, 1.82%, 09/27/28 (e)	8,100	980
Interest Only, Series 2020-X-RR04, REMIC, 2.13%, 02/27/29 (e)	19,725	2,722
Interest Only, Series 2020-CX-RR02, REMIC, 1.27%, 03/27/29	5,615	501
		6,278
Sovereign 0.8%
Angola, Government of
9.38%, 05/08/48 (a)	620	490
Cabinet of Ministers of Ukraine
7.25%, 03/15/33 (a)	640	588
Costa Rica Reps
7.00%, 04/04/44 (a)	555	499
Dominican Republic International Bond
6.85%, 01/27/45 (a)	290	303
Gabon, Government of
6.63%, 02/06/31 (a)	320	285
Ghana, Government of
10.75%, 10/14/30 (a)	325	394
Gobierno de la Republica del Ecuador
0.50%, 07/31/30 (a) (k)	105	70
Government of the Sultanate of Oman
6.75%, 01/17/48 (a)	560	463
People's Government of Inner Mongolia Autonomous Region
5.63%, 05/01/23 (a)	245	251
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/27 (d) (l) (m) (n)	6,339	181
Presidence de la Republique de Cote d'Ivoire
5.75%, 12/31/32 (a) (k)	473	436
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (a)	400	380
Republica Bolivariana de Venezuela
0.00%, 10/13/24 (d) (l) (m) (n)	1,719	127
Sharjah, Government of
4.00%, 07/28/50 (a)	305	309
The Arab Republic of Egypt
8.50%, 01/31/47 (a)	625	604
The Democratic Socialist Republic of Sri Lanka
7.85%, 03/14/29 (a)	95	66
The Republic of Indonesia, The Government of
5.25%, 01/17/42 (a)	300	379
		5,825
Municipal 0.6%
Dormitory Authority State of New York
4.00%, 02/15/47	890	1,010
Empire State Development Corporation
insured by Empire State Development Corporation, 4.00%, 03/15/43	890	1,020
Texas Water Development Board
4.00%, 10/15/54	555	649
Waller I.S.D. Education Foundation
4.00%, 02/15/50	890	1,056
Ysleta Independent School District
4.00%, 08/15/52	510	598
		4,333
Total Government And Agency Obligations (cost $364,436)		371,631
SENIOR FLOATING RATE INSTRUMENTS 8.1%
Information Technology 1.7%
Almonde, Inc.
USD 2nd Lien Term Loan , 8.25%, (6M USD LIBOR + 7.25%), 04/27/25 (e)	134	126
Applied Systems, Inc.
2017 1st Lien Term Loan, 4.25%, (3M USD LIBOR + 3.25%), 09/06/24 (e)	1,030	1,023
Barracuda Networks, Inc.
1st Lien Term Loan, 4.25%, (3M USD LIBOR + 3.25%), 02/12/25 (e)	85	84
By Crown Parent, LLC
Term Loan B1, 4.00%, (1M USD LIBOR + 3.00%), 01/30/26 (e)	304	300
Ceridian HCM Holding Inc.
2018 Term Loan B, 2.60%, (3M USD LIBOR + 2.50%), 04/05/25 (e)	185	179

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
CommScope, Inc.
2019 Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 02/07/26 (e)	438	426
ConvergeOne Holdings, Inc.
2019 Term Loan, 5.15%, (1M USD LIBOR + 5.00%), 01/04/26 (e)	302	275
Dell International LLC
2019 Term Loan B, 2.75%, (1M USD LIBOR + 2.00%), 09/11/25 (e)	188	187
DiscoverOrg, LLC
2019 1st Lien Term Loan, 3.90%, (1M USD LIBOR + 3.75%), 01/29/26 (e)	619	613
EIG Investors Corp.
2018 1st Lien Term Loan, 4.75%, (3M USD LIBOR + 3.75%), 02/09/23 (e)	372	370
Emerald TopCo Inc
Term Loan, 3.76%, (3M USD LIBOR + 3.50%), 07/16/26 (e)	459	441
Epicor Software Corporation
2020 Term Loan, 5.25%, (1M USD LIBOR + 4.25%), 07/21/27 (e)	615	614
Flexera Software LLC
2018 1st Lien Term Loan, 4.25%, (3M USD LIBOR + 3.25%), 01/24/25 (e)	437	433
GT Polaris, Inc.
Term Loan B, 5.00%, (3M USD LIBOR + 4.00%), 08/04/27 (e)	355	352
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.00%, (1M USD LIBOR + 3.25%), 07/01/24 (e)	656	653
IGT Holding IV AB
USD Term Loan B2, 4.75%, (3M USD LIBOR + 4.00%), 07/24/24 (e) (o)	140	132
McAfee, LLC
2018 USD Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 09/30/24 (e)	743	737
Navicure, Inc.
2019 Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 09/18/26 (e)	328	321
Playtika Holding Corp
Term Loan B, 7.00%, (6M USD LIBOR + 6.00%), 12/03/24 (e)	507	507
Presidio, Inc.
2020 Term Loan B, 3.77%, (3M USD LIBOR + 3.50%), 12/19/26 (e)	435	429
Project Alpha Intermediate Holding, Inc.
2017 Term Loan B, 4.50%, (3M USD LIBOR + 3.50%), 04/26/24 (e)	253	248
2019 Incremental Term Loan B, 4.52%, (3M USD LIBOR + 4.25%), 04/26/24 (e)	179	176
Rackspace Hosting, Inc.
2017 Incremental 1st Lien Term Loan, 4.00%, (1M USD LIBOR + 3.00%), 11/03/23 (e)	1,252	1,227
Radiate Holdco, LLC
1st Lien Term Loan, 3.75%, (1M USD LIBOR + 3.00%), 12/09/23 (e)	656	644
Redstone Buyer LLC
Term Loan, 6.00%, (3M USD LIBOR + 5.00%), 07/01/27 (e)	620	617
Refinitiv US Holdings Inc.
2018 USD Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 09/12/25 (e)	134	133
Sirius Computer Solutions, Inc.
2020 Term Loan, 3.65%, (1M USD LIBOR + 3.50%), 07/01/26 (e)	360	352
Solera, LLC
USD Term Loan B, 2.94%, (3M USD LIBOR + 2.75%), 03/03/23 (e)	273	267
Sophia, L.P.
Term Loan, 0.00%, (3M USD LIBOR + 3.75%), 10/06/27 (e) (p)	355	352
Tech Data Corporation
ABL FILO Term Loan, 5.64%, (1M USD LIBOR + 5.50%), 06/30/25 (e)	620	604
Ultimate Software Group Inc(The)
2020 Incremental Term Loan B, 4.75%, (3M USD LIBOR + 4.00%), 05/03/26 (e)	94	94
VS Buyer, LLC
Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 02/19/27 (e)	139	137
		13,053
Consumer Discretionary 1.2%
Adient US LLC
Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 05/03/24 (e)	459	453
Term Loan B, 4.49%, (3M USD LIBOR + 4.25%), 05/03/24 (e)	155	153
Bass Pro Group, LLC
Term Loan B, 5.75%, (3M USD LIBOR + 5.00%), 11/15/23 (e)	1,133	1,121
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 12/23/24 (e)	312	292
Carnival Corporation
USD Term Loan B, 8.50%, (1M USD LIBOR + 7.50%), 06/29/25 (e)	469	474
Creative Artists Agency, LLC
2019 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 11/19/26 (e)	258	247
Dealer Tire, LLC
2020 Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 12/19/25 (e)	267	261
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1M USD LIBOR + 2.50%), 02/01/24 (e)	285	276
Delta Air Lines, Inc.
Term Loan B, 0.00%, (3M USD LIBOR + 3.75%), 09/16/27 (e) (p)	275	277
Golden Entertainment, Inc.
2017 1st Lien Term Loan, 3.75%, (1M USD LIBOR + 3.00%), 06/10/24 (e)	320	306
Learning Care Group, Inc.
2018 1st Lien Term Loan, 4.25%, (3M USD LIBOR + 3.25%), 03/13/25 (e)	519	471
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.65%, (1M USD LIBOR + 3.50%), 01/24/27 (e) (o)	220	213
Milano Acquisition Corp
Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 08/17/27 (e) (p)	345	341
Numericable Group SA
USD Term Loan B11, 2.90%, (1M USD LIBOR + 2.75%), 07/31/25 (e)	803	765
Panther BF Aggregator 2 LP
USD Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 03/13/26 (e)	351	342
PetSmart, Inc.
Consenting Term Loan, 5.00%, (3M USD LIBOR + 3.50%), 03/11/22 (e)	620	618
Scientific Games International, Inc.
2018 Term Loan B5, 2.90%, (1M USD LIBOR + 2.75%), 08/14/24 (e)	45	42
2018 Term Loan B5, 3.61%, (6M USD LIBOR + 2.75%), 08/14/24 (e)	183	172
SeaWorld Parks & Entertainment, Inc.
Term Loan B5, 3.15%, (3M USD LIBOR + 3.00%), 03/01/24 (e)	259	240
Sedgwick Claims Management Services, Inc.
2019 Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 09/30/26 (e)	375	369
Staples, Inc.
7 Year Term Loan, 5.25%, (3M USD LIBOR + 5.00%), 04/05/26 (e)	518	480
Station Casinos LLC
2020 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 01/30/27 (e)	162	155
Tenneco, Inc.
2018 Term Loan B, 3.15%, (3M USD LIBOR + 3.00%), 10/01/25 (e)	273	246
Wand NewCo 3, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 02/05/26 (e)	81	78
2020 Term Loan, 4.07%, (3M USD LIBOR + 3.00%), 02/05/26 (e)	203	196

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
WideOpenWest Finance LLC
2017 Term Loan B, 0.00%, (3M USD LIBOR + 3.25%), 08/19/23 (e) (p)	140	138
William Morris Endeavor Entertainment, LLC
2018 1st Lien Term Loan, 2.90%, (1M USD LIBOR + 2.75%), 05/11/25 (e)	312	265
		8,991
Industrials 1.1%
AI Convoy (Luxembourg) S.A.R.L
USD Term Loan B, 4.65%, (6M USD LIBOR + 3.50%), 01/20/27 (e)	434	431
APX Group, Inc.
2020 Term Loan, 5.15%, (1M USD LIBOR + 5.00%), 12/31/25 (e)	394	386
2020 Term Loan, 7.25%, (PRIME + 4.00%), 12/31/25 (e)	—	—
Brookfield WEC Holdings Inc.
2020 Term Loan, 3.75%, (1M USD LIBOR + 3.00%), 08/01/25 (e)	325	317
Camelot U.S. Acquisition 1 Co.
Term Loan B, 0.00%, (3M USD LIBOR + 3.00%), 10/31/26 (e) (p)	210	209
Circor International, Inc.
2020 Term Loan B, 4.25%, (1M USD LIBOR + 3.25%), 12/11/24 (e)	355	347
Crosby US Acquisition Corp.
Term Loan B, 4.91%, (3M USD LIBOR + 4.75%), 06/12/26 (e)	193	183
Dun & Bradstreet Corporation (The)
Term Loan, 0.00%, (6M USD LIBOR + 3.75%), 02/01/26 (e) (p)	620	613
Emerald Expositions Holding, Inc.
2017 Term Loan B, 2.65%, (1M USD LIBOR + 2.50%), 05/22/24 (e)	292	262
Filtration Group Corporation
2018 1st Lien Term Loan, 3.15%, (3M USD LIBOR + 3.00%), 03/27/25 (e)	337	330
Garda World Security Corporation
2019 1st Lien Term Loan B, 4.90%, (1M USD LIBOR + 4.75%), 10/17/26 (e)	918	911
Gates Global LLC
2017 USD Repriced Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 04/01/24 (e)	471	464
Graham Packaging Company Inc.
Term Loan, 4.50%, (1M USD LIBOR + 3.75%), 07/28/27 (e)	615	611
Hertz Corporation, (The)
2016 Term Loan B, 3.50%, (3M USD LIBOR + 2.75%), 06/30/23 (e)	174	166
MHI Holdings,LLC
Term Loan B, 5.15%, (3M USD LIBOR + 5.00%), 09/18/26 (e) (o)	363	361
MRC Global (US) Inc.
2018 1st Lien Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 09/01/24 (e) (o)	295	268
NCI Building Systems, Inc.
2018 Term Loan , 3.90%, (1M USD LIBOR + 3.75%), 04/12/25 (e)	313	307
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.25%, (3M USD LIBOR + 3.25%), 12/31/22 (e)	348	344
2019 Term Loan B1, 4.25%, (1Y USD LIBOR+ 3.25%), 12/31/22 (e)	347	344
2019 Term Loan B1, 4.25%, (1M USD LIBOR + 3.25%), 12/31/22 (e)	375	371
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.90%, (1M USD LIBOR + 2.75%), 02/05/23 (e)	35	34
USD 2017 Term Loan, 2.91%, (3M USD LIBOR + 2.75%), 02/05/23 (e)	211	208
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1M USD LIBOR + 3.25%), 11/02/26 (e)	429	415
TransDigm, Inc.
2020 Term Loan F, 2.40%, (1M USD LIBOR + 2.25%), 06/09/23 (e)	437	413
2020 Term Loan E, 2.40%, (1M USD LIBOR + 2.25%), 05/30/25 (e)	40	37
Vertiv Group Corporation
Term Loan B, 3.16%, (3M USD LIBOR + 3.00%), 02/11/27 (e)	514	505
		8,837
Health Care 0.9%
Agiliti Health, Inc
Term Loan, 0.00%, (3M USD LIBOR + 3.00%), 01/04/26 (e) (p)	40	39
Agiliti Health, Inc.
Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 10/10/25 (e)	1	1
Term Loan, 3.19%, (1M USD LIBOR + 3.00%), 10/18/25 (e)	229	221
Athenahealth, Inc.
2019 Term Loan B, 4.63%, (1M USD LIBOR + 4.50%), 01/25/26 (e)	2	2
2019 Term Loan B, 4.75%, (3M USD LIBOR + 4.50%), 01/25/26 (e)	980	963
Aveanna Healthcare, LLC
2017 1st Lien Term Loan, 5.25%, (3M USD LIBOR + 4.25%), 03/16/24 (e)	234	220
2020 Incremental Term Loan, 0.00%, (3M USD LIBOR + 6.25%), 03/18/24 (e) (p)	20	19
Bausch Health Companies Inc.
2018 Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 05/19/25 (e)	464	455
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3M USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (e)	218	212
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 5.00%, (3M USD LIBOR + 4.25%), 04/12/24 (e)	275	261
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.90%, (3M USD LIBOR + 3.75%), 09/27/25 (e)	774	557
EyeCare Partners LLC
2020 Term Loan, 3.90%, (1M USD LIBOR + 3.75%), 02/05/27 (e)	177	166
Gentiva Health Services, Inc.
2020 Term Loan, 3.44%, (1M USD LIBOR + 3.25%), 07/02/25 (e)	433	423
Global Medical Response, Inc.
2018 Term Loan B1, 4.25%, (3M USD LIBOR + 3.25%), 04/28/22 (e)	249	248
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 06/07/23 (e)	625	614
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.41%, (1M USD LIBOR + 3.25%), 06/01/25 (e)	285	273
Packaging Coordinators Midco, Inc.
Term Loan, 0.00%, (3M USD LIBOR + 3.75%), 10/01/27 (e) (p)	90	89
Parexel International Corporation
Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 08/06/24 (e)	329	315
Pearl Intermediate Parent LLC
2018 Incremental Term Loan, 5.01%, (3M USD LIBOR + 3.25%), 02/14/25 (e)	253	247
PetVet Care Centers, LLC
Delayed Draw Term Loan, 5.25%, (1M USD LIBOR + 4.25%), 02/14/25 (e)	234	234
Poseidon Intermediate LLC
Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 08/18/25 (e)	505	499
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 11/09/25 (e)	435	422
Select Medical Corporation
2017 Term Loan B, 2.78%, (6M USD LIBOR + 2.50%), 03/06/25 (e)	579	562
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1M USD LIBOR + 2.75%), 01/12/24 (e)	273	228
		7,270

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Financials 0.9%
AlixPartners, LLP
2017 Term Loan B, 2.64%, (1M USD LIBOR + 2.50%), 03/28/24 (e)	194	189
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 05/07/25 (e)	654	634
AmWINS Group, Inc.
2017 Term Loan B, 3.75%, (1M USD LIBOR + 2.75%), 01/19/24 (e)	119	118
AssuredPartners, Inc.
2020 Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 02/13/27 (e)	610	591
Asurion LLC
2018 Term Loan B7, 3.15%, (1M USD LIBOR + 3.00%), 11/15/24 (e)	688	676
2017 2nd Lien Term Loan, 6.65%, (1M USD LIBOR + 6.50%), 08/04/25 (e)	620	620
BCP Renaissance Parent LLC
2017 Term Loan B, 4.50%, (3M USD LIBOR + 3.50%), 09/20/24 (e)	361	334
Blackstone CQP Holdco LP
Term Loan B, 3.73%, (3M USD LIBOR + 3.50%), 05/29/24 (e)	654	639
Crown Finance US, Inc.
2018 USD Term Loan, 2.52%, (6M USD LIBOR + 2.25%), 02/05/25 (e)	142	94
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 08/15/25 (e)	289	278
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (1M USD LIBOR + 3.75%), 03/05/27 (e)	803	797
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 3.14%, (1M USD LIBOR + 3.00%), 06/26/25 (e)	331	319
Hub International Limited
2019 Incremental Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 04/25/25 (e) (p)	620	617
2018 Term Loan B, 3.22%, (3M USD LIBOR + 3.00%), 04/25/25 (e)	2	2
2018 Term Loan B, 3.26%, (3M USD LIBOR + 3.00%), 04/25/25 (e)	754	728
Nielsen Finance LLC
2020 USD Term Loan B5, 4.75%, (1M USD LIBOR + 3.75%), 06/06/25 (e)	128	128
PI US MergerCo, Inc.
USD 2017 1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 01/01/25 (e)	207	199
		6,963
Communication Services 0.8%
Altice Financing SA
2017 USD Term Loan B, 0.00%, (3M USD LIBOR + 2.75%), 07/31/25 (e) (p)	—	—
2017 USD Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 07/31/25 (e)	243	232
Altice France S.A.
2018 Term Loan B13, 4.15%, (1M USD LIBOR + 4.00%), 07/13/26 (e)	720	698
Banijay Entertainment S.A.S
USD Term Loan, 3.91%, (1M USD LIBOR + 3.75%), 02/04/25 (e)	220	215
CenturyLink, Inc.
2020 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 03/15/27 (e)	525	504
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 3.76%, (3M USD LIBOR + 3.50%), 08/08/26 (e)	316	287
Connect Finco Sarl
Term Loan B, 4.65%, (1M USD LIBOR + 4.50%), 09/23/26 (e)	234	227
Consolidated Communications, Inc.
2016 Term Loan B, 0.00%, (3M USD LIBOR + 4.75%), 09/15/27 (e) (p)	200	198
CSC Holdings, LLC
2019 Term Loan B5, 2.65%, (1M USD LIBOR + 2.50%), 04/15/27 (e)	336	325
Frontier Communications Corporation
2017 Term Loan B1, 6.00%, (PRIME + 2.75%), 05/31/24 (e)	620	609
GTT Communications, Inc.
2018 USD Term Loan B, 2.97%, (3M USD LIBOR + 2.75%), 04/27/25 (e)	369	317
Iridium Satellite LLC
Term Loan, 4.75%, (1M USD LIBOR + 3.75%), 10/08/27 (e)	684	682
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 4.00%, (3M USD LIBOR + 3.00%), 10/27/24 (e)	307	301
Radiate Holdco, LLC
1st Lien Term Loan B, 0.00%, (3M USD LIBOR + 3.50%), 09/10/26 (e) (p)	410	402
Uber Technologies, Inc.
2018 Incremental Term Loan, 3.65%, (1M USD LIBOR + 3.50%), 07/13/23 (e)	119	117
2018 Term Loan, 0.00%, (3M USD LIBOR + 4.00%), 04/04/25 (e) (p)	195	193
Univision Communications Inc.
Term Loan C5, 3.75%, (1M USD LIBOR + 2.75%), 03/15/24 (e)	447	429
Virgin Media Bristol LLC
USD Term Loan N, 2.65%, (1M USD LIBOR + 2.50%), 10/03/27 (e)	175	170
Zayo Group Holdings, Inc.
USD Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 02/20/27 (e)	328	318
		6,224
Energy 0.5%
Eastern Power, LLC
Term Loan B, 4.75%, (3M USD LIBOR + 3.75%), 10/02/23 (e)	356	353
EG America LLC
2018 USD Term Loan, 4.22%, (3M USD LIBOR + 4.00%), 06/30/25 (e)	569	556
Granite Generation LLC
Term Loan B, 4.75%, (3M USD LIBOR + 3.75%), 10/22/26 (e)	209	207
Term Loan B, 4.75%, (1M USD LIBOR + 3.75%), 10/22/26 (e)	1,135	1,127
Granite Holdings US Acquisition Co.
Term Loan B, 5.47%, (3M USD LIBOR + 5.25%), 09/23/26 (e)	193	183
Kestrel Acquisition, LLC
2018 Term Loan B, 5.25%, (3M USD LIBOR + 4.25%), 05/02/25 (e)	248	219
Lower Cadence Holdings LLC
Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 05/10/26 (e)	422	388
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 4.00%, (1M USD LIBOR + 3.00%), 01/31/25 (e)	429	391
Medallion Midland Acquisition, LLC
1st Lien Term Loan, 4.25%, (1M USD LIBOR + 3.25%), 10/31/24 (e)	349	328
Prairie ECI Acquiror LP
Term Loan B, 4.90%, (1M USD LIBOR + 4.75%), 03/07/26 (e)	426	382
		4,134
Materials 0.5%
Berlin Packaging LLC
2018 1st Lien Term Loan, 3.16%, (1M USD LIBOR + 3.00%), 11/01/25 (e)	256	248
2018 1st Lien Term Loan, 3.23%, (3M USD LIBOR + 3.00%), 11/01/25 (e)	2	2
BWAY Holding Company
2017 Term Loan B, 3.52%, (3M USD LIBOR + 3.25%), 04/03/24 (e)	342	320
CPG International Inc.
Term Loan, 0.00%, (3M USD LIBOR + 3.75%), 05/03/24 (e) (p)	160	159
2017 Term Loan, 4.75%, (3M USD LIBOR + 3.75%), 05/03/24 (e)	107	107

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Diamond (BC) B.V.
USD Term Loan , 3.16%, (1M USD LIBOR + 3.00%), 07/24/24 (e)	1	1
Forterra Finance, LLC
2017 Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 10/25/23 (e)	154	153
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 5.25%, (3M USD LIBOR + 4.25%), 06/30/22 (e)	290	281
PQ Corporation
2020 USD Incremental Term Loan B, 4.00%, (3M USD LIBOR + 3.00%), 02/07/27 (e)	375	373
Pro Mach Group, Inc.
2020 Delayed Draw Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 03/07/25 (e)	66	65
2020 Incremental Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 03/07/25 (e)	130	127
Solenis Holdings LLC
2018 1st Lien Term Loan, 4.15%, (1M USD LIBOR + 4.00%), 12/18/25 (e)	1	1
2018 1st Lien Term Loan, 4.26%, (3M USD LIBOR + 4.00%), 06/26/25 - 12/18/25 (e)	285	277
Starfruit Finco B.V
2018 USD Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 09/20/25 (e)	247	239
TMS International Corp.
2018 Term Loan B2, 3.75%, (3M USD LIBOR + 2.75%), 08/14/24 (e) (o)	144	140
2018 Term Loan B2, 3.75%, (1M USD LIBOR + 2.75%), 08/14/24 (e) (o)	141	137
TricorBraun Holdings, Inc.
2016 1st Lien Term Loan, 4.75%, (3M USD LIBOR + 3.75%), 11/29/23 (e)	166	164
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.00%, (3M USD LIBOR + 3.00%), 10/05/24 (e)	532	518
Wilsonart LLC
2017 Term Loan B, 4.25%, (3M USD LIBOR + 3.25%), 12/19/23 (e)	206	204
		3,516
Consumer Staples 0.3%
Diamond (BC) B.V.
USD Term Loan, 3.26%, (1M USD LIBOR + 3.00%), 07/24/24 (e)	223	208
Froneri International Ltd.
2020 USD Term Loan, 2.40%, (3M USD LIBOR + 2.25%), 01/29/27 (e)	380	364
Sunshine Luxembourg VII SARL
USD Term Loan B1, 0.00%, (3M USD LIBOR + 4.25%), 07/12/26 (e) (p)	620	616
USD Term Loan B1, 5.32%, (6M USD LIBOR + 4.25%), 07/12/26 (e)	218	217
Verscend Holding Corp.
2018 Term Loan B, 4.65%, (1M USD LIBOR + 4.50%), 08/08/25 (e)	997	986
		2,391
Utilities 0.1%
Edgewater Generation, L.L.C.
Term Loan, 0.00%, (3M USD LIBOR + 3.75%), 11/29/25 (e) (p)	—	—
Term Loan, 3.90%, (3M USD LIBOR + 3.75%), 11/29/25 (e)	478	463
Nautilus Power, LLC
Term Loan B, 5.25%, (3M USD LIBOR + 4.25%), 04/28/24 (e)	268	262
Talen Energy Supply, LLC
2019 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 06/24/26 (e)	291	287
		1,012
Real Estate 0.1%
Realogy Group LLC
2018 Term Loan B, 3.00%, (1M USD LIBOR + 2.25%), 01/25/25 (e)	437	418
Total Senior Floating Rate Instruments (cost $64,049)		62,809
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.6%
Allegany Park CLO, Ltd.
Series 2019-D-1A, 3.97%, (3M USD LIBOR + 3.70%), 01/20/33 (e)	1,000	991
Amcap Funding LLC
Series 2018-A-1, 4.98%, 06/15/23	1,880	1,962
Benefit Street Partners CLO XIX, Ltd.
Series 2019-D-19A, 4.07%, (3M USD LIBOR + 3.80%), 01/18/33 (e)	2,600	2,461
BX Commercial Mortgage Trust
Series 2018-A-IND, 0.90%, (1M USD LIBOR + 0.75%), 10/15/20 (e)	1,315	1,313
Series 2018-B-IND, REMIC, 1.05%, (1M USD LIBOR + 0.90%), 10/15/20 (e)	483	481
BXMT, Ltd.
Series 2020-A-FL2, 1.05%, (1M USD LIBOR + 0.90%), 02/18/38 (e)	1,490	1,464
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC25, REMIC, 1.14%, 10/11/47 (e)	13,133	430
Interest Only, Series 2015-XA-GC27, REMIC, 1.49%, 02/12/48 (e)	7,341	337
COMM Mortgage Trust
Interest Only, Series 2014-XA-CR16, REMIC, 1.14%, 04/12/47 (e)	12,606	365
Interest Only, Series 2014-XA-LC15, REMIC, 1.26%, 04/12/47 (e)	17,729	544
Interest Only, Series 2014-XA-UBS3, REMIC, 1.23%, 06/12/47 (e)	12,208	400
Interest Only, Series 2014-XA-UBS6, REMIC, 1.04%, 12/12/47 (e)	11,318	326
Series 2012-AM-CR4, REMIC, 3.25%, 10/17/22	1,835	1,711
Elmwood CLO IV Ltd
Series 2020-D-1A, 4.33%, (3M USD LIBOR + 3.15%), 04/15/33 (e)	4,250	4,065
FRESB Mortgage Trust
Series 2017-B-SB38, REMIC, 3.92%, 08/25/27 (k)	1,743	1,396
GS Mortgage Securities Trust
Series 2011-A4-GC3, REMIC, 4.75%, 01/10/21	834	838
Interest Only, Series 2014-XA-GC18, REMIC, 1.17%, 01/11/47 (e)	17,400	481
Interest Only, Series 2014-XA-GC26, REMIC, 1.11%, 11/13/47 (e)	12,936	422
Interest Only, Series 2015-XA-GC30, REMIC, 0.88%, 05/12/50 (e)	16,654	484
Kayne CLO
Series 2019-D-1A, 4.48%, (3M USD LIBOR + 4.20%), 01/18/33 (e)	2,850	2,771
Series 2019-D-6A, 5.52%, (3M USD LIBOR + 4.00%), 01/20/33 (e)	2,450	2,457
Kayne CLO 7 Ltd
Series 2020-D-7A, 4.11%, (3M USD LIBOR + 2.95%), 04/18/33 (e)	1,900	1,814
Magnetite XXIV, Limited
Series 2019-D-24A, 4.07%, (3M USD LIBOR + 3.80%), 01/18/33 (e)	5,200	5,200
Mariner CLO 2015-1 LLC
Series 2015-DR2-1A, 3.12%, (3M USD LIBOR + 2.85%), 04/20/29 (e)	2,000	1,899
Milos CLO Ltd
Series 2017-DR-1A, 3.02%, (3M USD LIBOR + 2.75%), 10/21/30 (e)	1,750	1,596
Nelnet Student Loan Trust
Series 2019-A1-7A, 0.65%, (1M USD LIBOR + 0.50%), 01/25/68 (e)	2,151	2,145
OBX Trust
Series 2019-2A1A-EXP2, REMIC, 1.05%, (1M USD LIBOR + 0.90%), 07/25/23 (e)	1,158	1,158
Series 2019-2A1A-EXP3, REMIC, 1.10%, (1M USD LIBOR + 0.95%), 09/25/59 (e)	1,433	1,434
OHA Loan Funding, Ltd.
Series 2016-DR-1A, 3.27%, (3M USD LIBOR + 3.00%), 01/20/33 (e)	3,250	3,023
Palmer Square Loan Funding Ltd
Series 2015-CR2-2A, 3.02%, (3M USD LIBOR + 2.75%), 07/22/30 (e)	2,250	2,124

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Permanent Master Issuer PLC
Series 2018-1A1-1A, 0.65%, (3M USD LIBOR + 0.38%), 10/15/20 (a) (e)	187	187
Structured Asset Investment Loan Trust
Series 2003-M1-BC5, REMIC, 1.27%, (1M USD LIBOR + 1.13%), 06/25/33 (e)	58	57
Symphony CLO XXII Ltd
Series 2020-D-22A, 4.46%, (3M USD LIBOR + 3.15%), 04/18/33 (e)	2,000	1,905
TICP CLO VII Ltd
Series 2017-DR-7A, 3.48%, (3M USD LIBOR + 3.20%), 04/15/33 (e)	1,000	945
TICP CLO XV Ltd
Series 2020-D-15A, 4.80%, (3M USD LIBOR + 3.15%), 04/20/33 (e)	500	488
Trestles CLO III Ltd
Series 2020-D-3A, 3.52%, (3M USD LIBOR + 3.25%), 01/20/33 (e)	1,000	915
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-LC14, REMIC, 1.36%, 03/15/47 (e)	8,157	249
Interest Only, Series 2014-XA-C21, REMIC, 1.19%, 08/15/47 (e)	12,122	357
Total Non-U.S. Government Agency Asset-Backed Securities (cost $52,983)		51,195
SHORT TERM INVESTMENTS 10.0%
U.S. Treasury Bill 7.5%
Treasury, United States Department of
0.10%, 10/22/20 (q) (r)	14,145	14,144
0.12%, 05/20/21 (r)	44,015	43,987
		58,131
Investment Companies 1.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (s) (t)	14,175	14,175
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (s) (t)	4,618	4,618
Total Short Term Investments (cost $76,919)		76,924
Total Investments 128.8% (cost $982,151)		996,611
Other Derivative Instruments 0.1%		857
Other Assets and Liabilities, Net (28.9)%		(223,462)
Total Net Assets 100.0%		774,006

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $183,148 and 23.7% of the Fund.

(b) Perpetual security. Next contractual call date presented, if applicable.

(c) Convertible security.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) All or a portion of the security was on loan as of September 30, 2020.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2020, the total payable for investments purchased on a delayed delivery basis was $217,505.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(l) Non-income producing security.

(m) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(o) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(q) All or a portion of the security is pledged or segregated as collateral.

(r) The coupon rate represents the yield to maturity.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Santander, S.A., 7.50%, callable at 100 beginning 02/08/24	11/05/19	844	845	0.1
Centrica PLC, 3.00%, 04/10/76	09/25/18	829	820	0.1
Dresdner Bank AG, 7.00%, callable at 100 beginning 04/09/25	08/18/20	406	400	0.1
Emirates NBD Bank PJSC, 6.13%, callable at 100 beginning 03/20/25	08/06/20	322	331	—
New World Development Company Limited, 4.13%, 07/18/29	08/12/20	325	324	—
Next PLC, 3.63%, 05/18/28	09/25/18	394	400	0.1
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	03/25/15	1,258	141	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	07/28/17	245	26	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	02/09/17	163	14	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	03/25/15	514	127	—
Skandinaviska Enskilda Banken AB, 5.13%, callable at 100 beginning 05/13/25	09/03/20	831	812	0.1
UBS Group Funding (Switzerland) AG, 6.88%, callable at 100 beginning 08/07/25	11/06/19	1,179	1,169	0.2
UniCredit S.p.A., 8.00%, callable at 100 beginning 06/03/24	11/05/19	211	215	—
		7,521	5,624	0.7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Neuberger Berman Strategic Income Fund – Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
EyeCare Partners LLC - 2020 Term Loan	42	(3)
Pro Mach Group, Inc. - 2020 Delayed Draw Term Loan	61	3
	103	-

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
Euro Bund	(50)	December 2020	EUR	(8,663)	21	(74)
United States 10 Year Note	(364)	December 2020		(50,655)	91	(134)
United States 10 Year Ultra Bond	(324)	December 2020		(51,650)	152	(165)
United States Long Bond	(76)	December 2020		(13,409)	71	11
United States Ultra Bond	(261)	December 2020		(57,990)	522	97
					857	(265)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 54.1%
Mortgage-Backed Securities 40.5%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/48 - 03/01/49	6,906	7,356
Federal National Mortgage Association, Inc.
TBA, 4.50%, 10/15/46 (a)	9,400	10,169
TBA, 3.00%, 11/15/47 (a)	38,800	40,657
TBA, 3.50%, 11/15/47 (a)	80,800	85,285
TBA, 4.00%, 11/15/47 (a)	228,600	244,057
TBA, 2.50%, 11/15/47 - 12/15/47 (a)	153,400	160,569
3.50%, 03/01/48 - 02/01/50	13,793	14,608
4.00%, 09/01/48 - 08/01/49	41,987	44,744
3.00%, 03/01/50	8,194	8,676
TBA, 2.00%, 12/15/50 (a) (b)	56,300	57,984
		674,105
U.S. Treasury Note 5.4%
Treasury, United States Department of
2.25%, 10/31/24 (c)	37,000	40,047
2.63%, 01/31/26 (c)	16,700	18,741
1.63%, 08/15/29	28,600	31,125
		89,913
U.S. Treasury Inflation Indexed Securities 4.1%
Treasury, United States Department of
0.13%, 10/15/24 - 07/15/30 (d)	9,496	10,291
0.38%, 01/15/27 - 07/15/27 (d)	993	1,094
0.25%, 07/15/29 - 02/15/50 (d)	19,463	21,869
2.13%, 02/15/40 (d)	240	367
0.75%, 07/15/28 - 02/15/45 (d)	9,523	11,037
0.63%, 02/15/43 (d)	113	138
1.38%, 02/15/44 (d)	111	158
1.00%, 02/15/46 - 02/15/49 (d)	7,901	10,933
0.88%, 01/15/29 - 02/15/47 (d)	9,989	11,889
		67,776
Sovereign 4.1%
Abu Dhabi, Government of
3.13%, 10/11/27 (e)	600	666
3.88%, 04/16/50 (e)	700	852
Buenos Aires City S.A.
29.82%, (BADLAR + 5.00%), 01/23/22, ARS (f)	17,950	130
29.62%, (BADLAR + 3.25%), 03/29/24, ARS (f)	61,987	389
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.39%, 01/23/26	203	215
8.20%, 08/12/26, PEN (e)	7,960	2,938
6.35%, 08/12/28, PEN (g)	400	134
6.35%, 08/12/28, PEN (e)	5,301	1,772
5.94%, 02/12/29, PEN	5,932	1,934
5.94%, 02/12/29, PEN (e)	2,416	789
2.78%, 01/23/31	401	429
6.95%, 08/12/31, PEN (e)	2,507	856
6.15%, 08/12/32, PEN	9,393	3,001
5.40%, 08/12/34, PEN (e)	2,628	767
5.35%, 08/12/40, PEN (e)	1,880	518
Export-Import Bank of India
1.25%, (3M USD LIBOR + 1.02%), 03/28/22 (f)	2,600	2,597
Gobierno de la Provincia de Buenos Aires
32.81%, (BADLAR + 3.83%), 05/31/22, ARS (f)	20,024	121
28.19%, (BADLAR + 3.75%), 04/12/25, ARS (f) (g)	6,440	37
Gobierno de la Republica de Guatemala
5.38%, 04/24/32 (e)	200	229
6.13%, 06/01/50 (e)	200	238
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (e)	249	292
Gobierno Federal de los Estados Unidos Mexicanos
3.90%, 04/27/25	200	218
4.75%, 04/27/32 (h)	600	666
5.00%, 04/27/51	600	651
Government of the Republic of Serbia
3.13%, 05/15/27, EUR (e)	554	694
Ministry of Defence State of Israel
3.80%, 05/13/60 (g)	400	477
4.50%, 04/03/20	400	547
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (e)	800	857
5.10%, 04/23/48 (e)	200	275
4.40%, 04/16/50 (e)	1,200	1,532
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/37 (g) (i) (j) (k)	1,590	46
Presidencia De La Nacion
26.41%, (BADLAR + 2.00%), 04/03/22, ARS (f)	78,491	529
30.02%, (BADLAR), 10/04/22, ARS (f)	154	1
15.50%, 10/17/26, ARS	63,437	187
1.00%, 07/09/29	562	255
0.13%, 07/09/30 - 07/09/46 (l)	15,772	6,423
Republica Bolivariana de Venezuela
0.00%, 12/09/20 - 03/31/38 (g) (i) (j) (k)	5,970	439
Saudi Arabia, Government of
4.63%, 10/04/47 (e)	600	733
5.00%, 04/17/49 (e)	900	1,164
Saudi Arabia, Kingdom of
2.38%, 10/26/21 (g)	2,862	2,908
4.00%, 04/17/25 (g)	4,700	5,216
3.25%, 10/26/26 (g)	5,600	6,085
3.63%, 03/04/28 (g)	200	221
4.38%, 04/16/29 (g)	600	702
South Africa, Parliament of
4.85%, 09/30/29	1,000	953
5.75%, 09/30/49	1,000	844
The Republic of Indonesia, The Government of
4.20%, 10/15/50	800	923
Turkiye Cumhuriyeti Basbakanlik
5.63%, 03/30/21	300	299
7.25%, 12/23/23	400	411
5.60%, 11/14/24	2,800	2,711
4.25%, 03/13/25	4,000	3,672
4.63%, 03/31/25, EUR	1,500	1,710
7.63%, 04/26/29	2,130	2,191
5.25%, 03/13/30 (h)	3,400	3,018
5.75%, 05/11/47	800	629
Turkiye Ihracat Kredi Bankasi A.S.
8.25%, 01/24/24 (e)	200	203
		67,294
Treasury Inflation Indexed Securities 0.0%
Presidencia De La Nacion
0.00%, 12/04/21, ARS (m)	61,786	483
1.10%, 04/17/22, ARS (m)	39,752	273
		756
Municipal 0.0%
Puerto Rico, Commonwealth of
0.00%, 07/01/23 - 07/01/41 (i) (j)	410	275
U.S. Treasury Bond 0.0%
Treasury, United States Department of
3.00%, 08/15/48	30	41
Total Government And Agency Obligations (cost $893,395)		900,160
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 37.3%
Accredited Mortgage Loan Trust
Series 2006-A4-2, REMIC, 0.41%, (1M USD LIBOR + 0.26%), 09/25/36 (f) (l)	15,286	14,579
ACE Securities Corp. Home Equity Loan Trust
Series 2004-A3-HS1, REMIC, 0.95%, (1M USD LIBOR + 0.80%), 02/25/34 (f) (l)	1,051	1,012
Adagio IV CLO Designated Activity Company
Series IV-A1R-A, 0.66%, (3M EURIBOR + 0.66%), 10/15/29, EUR (e) (f)	5,313	6,216
Series IV-A2R-A, 1.10%, 10/15/29, EUR (e)	564	661
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 1.17%, (1M USD LIBOR + 1.02%), 04/25/34 (f) (l)	6,105	5,872
AFC Mortgage Corporation
Series 2000-2A-1, REMIC, 0.79%, (1M USD LIBOR + 0.64%), 03/25/30 (f)	1,558	1,378

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Alba PLC
Series 2006-D-2, 0.52%, (3M GBP LIBOR + 0.46%), 12/15/38, GBP (f) (g)	1,465	1,664
Albacore Euro CLO I Designated Activity Company
Series A-1A, 1.53%, (3M EURIBOR + 1.53%), 07/18/31, EUR (e) (f)	8,070	9,478
Alternative Loan Trust
Series 2005-1A1-35CB, 5.50%, 09/25/35	1,092	988
Series 2005-1A1-59, REMIC, 0.82%, (1M USD LIBOR + 0.33%), 11/20/35 (f)	2,487	2,283
Series 2006-1A1A-OA17, REMIC, 0.35%, (1M USD LIBOR + 0.20%), 12/20/46 (f)	2,227	1,757
Series 2005-B1-J4, REMIC, 2.20%, (1M USD LIBOR + 1.35%), 07/25/35 (f)	3,223	2,790
Series 2005-A3-38, REMIC, 0.85%, (1M USD LIBOR + 0.70%), 09/25/35 (f)	380	335
Series 2005-2A3A-AR1, REMIC, 0.50%, (1M USD LIBOR + 0.35%), 10/25/35 (f)	10,928	9,614
Series 2005-A1-81, REMIC, 0.43%, (1M USD LIBOR + 0.28%), 02/25/36 (f)	1,169	993
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,576	2,875
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	2,182	1,784
Ameriquest Mortgage Securities Inc.
Series 2004-A4-R2, REMIC, 0.93%, (1M USD LIBOR + 0.78%), 04/25/34 (f) (l)	662	631
ASSURANT CLO I LTD
Series 2017-A-1A, 1.52%, (3M USD LIBOR + 1.25%), 10/22/29 (f)	1,700	1,684
Atrium XII LLC
Series AR-12A, 1.09%, (3M USD LIBOR + 0.83%), 04/22/27 (f)	5,537	5,485
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 0.72%, (3M USD LIBOR + 0.45%), 10/11/42 (e) (f)	8,150	6,117
BAMLL Commercial Mortgage Securities Trust
Series 2019-A-AHT, 1.35%, (1M USD LIBOR + 1.20%), 03/15/21 (f)	7,010	6,614
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 0.83%, (1M USD LIBOR + 0.68%), 02/20/35 (f)	4,750	4,435
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	1,114	1,160
BBCMS Trust
Series 2018-C-RRI, REMIC, 1.40%, (1M USD LIBOR + 1.25%), 02/15/33 (f)	575	560
Series 2018-D-RRI, REMIC, 2.20%, (1M USD LIBOR + 2.05%), 02/15/33 (f)	400	384
Series 2018-E-RRI, REMIC, 3.25%, (1M USD LIBOR + 3.10%), 02/15/33 (f)	2,600	2,478
BCAP LLC Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (f)	5,087	3,662
Bear Stearns ALT-A Trust
Series 2005-12A1-8, REMIC, 0.69%, (1M USD LIBOR + 0.54%), 10/25/35 (f)	5,208	4,916
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 7.44%, 12/15/29 (f)	6,296	1,544
Carrington Mortgage Loan Trust, Series 2006-NC3
Series 2006-A4-NC3, REMIC, 0.39%, (1M USD LIBOR + 0.24%), 07/25/36 (f) (l)	7,130	5,407
CBAM 2017-2 Ltd
Series 2017-A-2A, 1.51%, (3M USD LIBOR + 1.24%), 10/17/29 (f)	15,400	15,333
CBAM 2018-5 Ltd
Series 2018-A-5A, 1.29%, (3M USD LIBOR + 1.02%), 04/17/31 (f)	1,100	1,085
C-BASS Mortgage Loan Asset-Backed Certificates
Series 2006-A2C-CB8, REMIC, 0.33%, (1M USD LIBOR + 0.15%), 10/25/36 (f)	7,468	6,395
Chevy Chase Funding LLC
Series 2004-A1-1A, 0.43%, (1M USD LIBOR + 0.28%), 01/25/35 (e) (f)	572	537
CHL Mortgage Pass-Through Trust
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,676	1,150
Citigroup Commercial Mortgage Trust
Series 2018-A1-B2, 2.86%, 01/12/23	571	583
Citigroup Commercial Mortgage Trust 2016-C1
Series 2016-A4-C1, REMIC, 3.21%, 05/12/26	5,500	6,070
Citigtoup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	4,654	4,756
Series 2013-1A4-2, REMIC, 3.63%, 11/25/37 (f)	7,469	6,600
COMM Mortgage Trust
Series 2013-ASB-CR10, REMIC, 3.80%, 04/12/23	366	383
Commercial Mortgage Lease-Backed Certificates Series
Series 2001-D-CMLB, 8.20%, 06/20/31 (f)	4,000	4,073
Commonbond Student Loan Trust
Series 2020-A-AGS, 1.98%, 08/25/50	10,022	10,237
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	3,500	1,885
Credit Suisse Mortgage Capital Certificates
Series 2009-5A9-11R, REMIC, 3.28%, 08/26/36 (f)	3,517	3,477
Crestline Denali CLO Ltd
Series 2013-A1LR-1A, 1.29%, (3M USD LIBOR + 1.05%), 10/26/27 (e) (f)	7,975	7,900
CSMC Mortgage-Backed Trust
Series 2009-1A2-5R, REMIC, 3.06%, 06/26/36 (f)	3,525	3,082
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	584	479
CWABS Asset-Backed Certificates Trust
Series 2006-2A2-18, REMIC, 0.31%, (1M USD LIBOR + 0.16%), 05/25/33 (f) (l)	330	322
Series 2006-2A4-20, REMIC, 0.38%, (1M USD LIBOR + 0.23%), 09/25/35 (f)	14,200	11,159
CWABS Asset-Backed Certificates Trust 2006-21
Series 2006-1A-21, REMIC, 0.29%, (1M USD LIBOR + 0.14%), 05/25/35 (f) (l)	1,650	1,463
CWABS, Inc.
Series 2004-M1-SD3, REMIC, 1.42%, (1M USD LIBOR + 1.28%), 07/25/34 (f) (l)	819	789
Series 2004-M4-AB2, REMIC, 1.42%, (1M USD LIBOR + 1.28%), 11/25/34 (f)	2,096	1,793
Series 2005-MV6-7, REMIC, 1.35%, (1M USD LIBOR + 0.80%), 08/25/35 (f) (l)	4,000	3,620
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 0.35%, (1M USD LIBOR + 0.40%), 04/25/46 (f)	3,620	3,036
DT Auto Owner Trust 2020-2
Series 2020-A-2A, 1.14%, 01/15/24	2,290	2,291
Dukinfield II PLC
Series A-2, 1.31%, (3M GBP LIBOR + 1.25%), 12/20/52, GBP (f) (g) (l)	2,591	3,351
Dutch Property Finance 2020-1 B.V.
Series 2020-A-1, 0.26%, (3M EURIBOR + 0.65%), 07/28/54, EUR (f) (g) (l)	655	765
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (f)	1,705	1,713
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 1.12%, (1M USD LIBOR + 0.98%), 01/25/36 (f) (l)	5,905	5,125
European Secured Lending S.A., SICAV-RAIF
Series 2019-A-PL1, 0.33%, (1M EURIBOR + 0.85%), 03/24/63, EUR (f) (g) (l)	450	527
Eurosail PLC
Series 2007-A3A-6NCX, 0.76%, (3M GBP LIBOR + 0.70%), 09/13/45, GBP (f) (g)	48	60
Eurosail-UK 2007-3BL PLC
Series 2007-C1A-3X, 0.61%, (3M GBP LIBOR + 0.55%), 06/13/45, GBP (f) (g)	11,954	13,332
Exeter Automobile Receivables Trust 2020-2
Series 2020-A-2A, 1.13%, 08/15/23	4,284	4,296
Finsbury Square 2018-2 PLC
Series 2018-A-2, 1.15%, (3M GBP LIBOR + 0.95%), 09/12/68, GBP (f) (g) (l)	8,672	11,201
Fremont Home Loan Trust
Series 2006-1A1-E, REMIC, 0.29%, (1M USD LIBOR + 0.14%), 01/25/37 (f) (l)	18,005	11,242
Galaxy XV CLO Ltd
Series 2013-AR-15A, 1.47%, (3M USD LIBOR + 1.20%), 10/15/30 (f)	7,000	6,939

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 0.84%, (1M USD LIBOR + 0.69%), 10/25/35 (f) (l)	8,518	7,267
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 0.72%, (1M USD LIBOR + 0.27%), 03/25/36 (f) (l)	3,798	2,375
GS Mortgage Securities Trust
Series 2011-A3-GC5, REMIC, 3.82%, 03/12/21	249	250
GSMSC Resecuritization Trust
Series 2015-B-8R, REMIC, 4.85%, 04/28/37 (f)	22,289	8,695
GSR Mortgage Loan Trust
Series 2004-1AF-4, REMIC, 0.55%, (1M USD LIBOR + 0.40%), 06/25/34 (f)	5,696	4,874
Series 2004-M2-10, REMIC, 4.52%, 08/25/34 (l)	2,993	2,944
Harborview Mortgage Loan Trust 2006-8
Series 2006-1A1-8, REMIC, 0.56%, (1M USD LIBOR + 0.40%), 07/21/36 (f) (l)	5,286	3,206
Harley Marine Financing LLC
Series 2018-A2-1A, 5.68%, 05/15/22	370	331
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.11%, (US SONIA + 1.05%), 05/25/53, GBP (e) (f)	7,851	10,139
Hildene TruPS Securitization Ltd
Series 2019-A1-2, 2.02%, (3M USD LIBOR + 1.76%), 05/23/39 (f)	13,814	13,040
Hyundai Auto Lease Securitization Trust 2019-B
Series 2019-A2-B, 2.08%, 12/15/21	899	903
IndyMac INDX Mortgage Loan Trust
Series 2006-3A1-AR11, REMIC, 3.26%, 06/25/36	2,808	2,297
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 0.55%, (1M USD LIBOR + 0.40%), 05/25/35 (f)	1,274	861
J.P. Morgan Alternative Loan Trust
Series 2006-1A1-A5, REMIC, 0.50%, (1M USD LIBOR + 0.16%), 10/25/36 (f)	1,686	1,467
J.P. Morgan Mortgage Acquisition Corp.
Series 2005-M6-FLD1, REMIC, 1.23%, (1M USD LIBOR + 1.08%), 07/25/35 (f)	4,000	3,736
Jamestown CLO Ltd
Series 2014-A1AR-4A, 0.97%, (3M USD LIBOR + 0.69%), 07/15/26 (f)	687	686
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Series 2016-A4-JP4, REMIC, 3.65%, 11/18/26	2,600	2,955
Lanark Master Issuer PLC
Series 2019-1A1-1A, REMIC, 1.03%, (3M USD LIBOR + 0.77%), 08/22/21 (f)	1,890	1,895
LP Credit Card ABS Master Trust
Series 2018-A-1, 1.71%, (1M USD LIBOR + 1.55%), 08/20/24 (f)	455	455
Mansard Mortgages PLC
Series 2006-B1-1X, 1.18%, (3M GBP LIBOR + 1.10%), 10/15/48, GBP (f) (g)	4,696	5,670
Marlette Funding Trust
Series 2018-A-4A, 3.71%, 04/15/21	32	33
Series 2019-A-2A, 3.13%, 11/15/21	670	677
Series 2019-A-1A, 3.44%, 04/16/29	1,181	1,193
MASTR Adjustable Rate Mortgages Trust
Series 2004-M2-11, REMIC, 1.75%, (1M USD LIBOR + 1.60%), 11/25/34 (f) (l)	3,974	4,024
Meritage Mortgage Corporation
Series 2004-M2-2, REMIC, 1.05%, (1M USD LIBOR + 0.90%), 01/25/35 (f) (l)	9,749	9,654
Metal LLC
Series 2017-A-1, 4.58%, 10/15/24 (e)	1,221	865
MidOcean Credit CLO VI
Series 2016-AR-6A, 1.52%, (3M USD LIBOR + 1.25%), 01/20/29 (f)	12,700	12,606
Morgan Stanley & Co. LLC
Series 2019-A4-L2, REMIC, 4.07%, 02/16/29	1,700	2,008
Morgan Stanley Resecuritization Trust
Series 2014-2AD-R3, REMIC, 5.94%, 07/28/48 (f)	6,077	6,148
Navient Funding, LLC
Series 2006-A5-B, REMIC, 0.52%, (3M USD LIBOR + 0.27%), 03/15/22 (f)	2,304	2,099
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	4,233	4,287
Newgate Funding PLC
Series 2007-A3-2X, 0.22%, (3M GBP LIBOR + 0.16%), 12/15/50, GBP (f) (g)	4,900	5,938
Novastar Mortgage Funding Trust, Series 2007-1
Series 2007-A2C-1, REMIC, 0.33%, (1M USD LIBOR + 0.18%), 03/25/37 (f) (l)	45,418	20,944
OZLM Funding Ltd
Series 2012-A1R2-1A, 1.49%, (3M USD LIBOR + 1.23%), 07/23/29 (f)	6,972	6,916
Palmer Square Loan Funding 2020-1, LLC
Series 2020-A1-1A, 1.05%, (3M USD LIBOR + 0.80%), 02/22/28 (f)	6,399	6,367
Palmer Square Loan Funding Ltd
Series 2018-A1-4A, 1.18%, (3M USD LIBOR + 0.90%), 11/16/26 (e) (f)	148	147
Park Place Securities, Inc.
Series 2005-M5-WHQ2, REMIC, 1.18%, (1M USD LIBOR + 1.04%), 05/25/35 (f) (l)	4,461	3,841
People's Choice Home Loan Securities Trust Series
Series 2005-M3-3, REMIC, 1.00%, (1M USD LIBOR + 0.86%), 08/25/35 (f)	6,543	6,199
PFP 2019-6, Ltd.
Series 2019-A-6, 1.20%, (1M USD LIBOR + 1.05%), 04/16/37 (f)	4,100	3,999
Popular ABS Mortgage Pass-Through Trust
Series 2007-A2-A, REMIC, 0.40%, (1M USD LIBOR + 0.25%), 06/25/37 (f) (l)	2,076	1,926
Popular ABS, Inc.
Series 2005-M2-C, REMIC, 1.09%, (1M USD LIBOR + 0.95%), 11/25/35 (f) (l)	3,912	3,643
RFMSI Trust
Series 2007-A5-S4, REMIC, 6.00%, (1M USD LIBOR + 0.60%), 04/25/37 (f)	1,523	1,452
Ripon Mortgages PLC
Series B1-1X, 1.27%, (3M GBP LIBOR + 1.20%), 08/20/56, GBP (f) (g) (l)	3,000	3,853
Santander Retail Auto Lease Trust 2019-C
Series 2019-A2A-C, 1.89%, 09/20/22	2,119	2,139
Santander Retail Auto Lease Trust 2020-A
Series 2020-A2-A, REMIC, 1.69%, 01/20/23	4,194	4,228
Saxon Asset Securities Trust
Series 2004-M1-1, REMIC, 0.94%, (1M USD LIBOR + 0.80%), 03/25/35 (f)	1,867	1,775
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR3, 1.12%, (1M USD LIBOR + 0.98%), 04/25/35 (f)	2,081	1,602
Series 2005-M2-EC1, REMIC, 0.82%, (1M USD LIBOR + 0.65%), 01/25/35 (f) (l)	751	683
Series 2006-M3-OP1, REMIC, 0.76%, (1M USD LIBOR + 0.41%), 10/25/35 (f) (l)	12,525	11,724
SG Mortgage Securities Trust
Series 2005-M3-OPT1, 0.85%, (1M USD LIBOR + 0.71%), 10/25/35 (f)	4,975	4,282
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25	1,365	1,241
SLM Private Education Loan Trust
Series 2011-A3-B, 2.40%, (1M USD LIBOR + 2.25%), 06/16/42 (f)	1,833	1,835
SMB Private Education Loan Trust 2020-PT-A
Series 2020-A2B-PTA, 1.03%, (1M USD LIBOR + 0.85%), 09/15/54 (f)	19,800	19,367
Soundview Home Loan Trust
Series 2005-M2-OPT2, REMIC, 0.99%, (1M USD LIBOR + 0.84%), 08/25/35 (f) (l)	8,000	7,174
Specialty Underwriting & Residential Finance Trust
Series 2006-A1-AB2, REMIC, 0.45%, (1M USD LIBOR + 0.30%), 06/25/37 (f) (l)	25,213	17,531
Starwood Waypoint Homes Trust
Series 2017-A-1, REMIC, 1.10%, (1M USD LIBOR + 0.95%), 01/22/35 (f)	4,713	4,691
Series 2017-B-1, REMIC, 1.32%, (1M USD LIBOR + 1.17%), 01/22/35 (f)	600	598

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Series 2017-C-1, REMIC, 1.55%, (1M USD LIBOR + 1.40%), 01/22/35 (f)	2,100	2,095
Series 2017-D-1, REMIC, 2.10%, (1M USD LIBOR + 1.95%), 01/22/35 (f)	300	300
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-A4-OSI, REMIC, 0.35%, (1M USD LIBOR + 0.20%), 06/25/37 (f) (l)	16,936	11,085
Terwin Mortgage Trust
Series 2006-A2-9HGA, REMIC, 0.55%, (1M USD LIBOR + 0.40%), 10/25/37 (f) (l)	1,442	1,401
THL Credit Wind River CLO Ltd
Series 2015-A1R-2A, 1.15%, (3M USD LIBOR + 0.87%), 10/15/27 (f)	2,917	2,900
Towd Point Mortgage Funding
Series 2019-A1-A13A, 0.96%, (US SONIA + 0.90%), 07/20/45, GBP (e) (f)	23,388	30,100
Tralee CLO V Ltd
Series 2018-A1-5A, 1.38%, (3M USD LIBOR + 1.11%), 10/20/28 (e) (f)	500	495
TruPS Financials Note Securitization Ltd
Series 2017-A1-2A, 1.80%, (3M USD LIBOR + 1.57%), 09/20/39 (f)	2,501	2,274
UBS-Barclays Commercial Mortgage Trust
Series 2012-A3-C4, REMIC, 2.53%, 12/12/45	928	933
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	182	176
US Airways, Inc.
Series 2010-A-1, 6.25%, 04/22/23	1,211	1,090
Venture XXIII CLO, Limited
Series 2016-AR-23A, 1.34%, (3M USD LIBOR + 1.07%), 07/19/28 (f)	3,800	3,757
WaMu Asset-Backed Certificates
Series 2005-3M2-WL1, REMIC, 0.93%, (1M USD LIBOR + 0.78%), 06/25/45 (f) (l)	3,610	3,360
WaMu Asset-Backed Certificates WaMu Series 2007-HE2 Trust
Series 2007-2A3-HE2, REMIC, 0.40%, (1M USD LIBOR + 0.25%), 04/25/37 (f) (l)	40,465	20,161
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-1A3-AR10, REMIC, 3.02%, 09/25/35 (f)	2,566	2,586
Series 2007-4A2-OA3, REMIC, 1.87%, (12M US Federal Reserve Cumulative Average CMT + 0.70%), 04/25/47 (f)	1,631	1,305
Wells Fargo Commercial Mortgage Trust
Series 2017-A-HSDB, 1.00%, (1M USD LIBOR + 0.85%), 12/15/20 (f)	3,065	2,945
Series 2017-B-HSDB, 1.25%, (1M USD LIBOR + 1.10%), 12/15/20 (f)	2,542	2,273
Series 2017-D-HSDB, 2.00%, (1M USD LIBOR + 1.84%), 12/15/20 (f)	178	151
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A1-AR7, REMIC, 3.93%, 12/25/37 (f)	1,188	1,109
WFRBS Commercial Mortgage Trust
Series 2013-ASB-C15, REMIC, 3.72%, 05/17/23	717	750
WhiteHorse X, Ltd.
Series 2015-A1R-10A, 1.20%, (3M USD LIBOR + 0.93%), 04/19/27 (e) (f)	1,115	1,107
Total Non-U.S. Government Agency Asset-Backed Securities (cost $633,895)		620,493
CORPORATE BONDS AND NOTES 37.3%
Financials 17.0%
AerCap Ireland Limited
5.00%, 10/01/21	2,810	2,896
AIB Group Public Limited Company
4.75%, 10/12/23 (e)	7,300	7,905
4.26%, 04/10/25 (e)	1,300	1,397
Ally Financial Inc.
4.25%, 04/15/21	800	814
3.88%, 05/21/24	340	363
8.00%, 11/01/31	6	8
Ambac LSNI, LLC
6.00%, (3M USD LIBOR + 5.00%), 02/12/23 (e) (f)	987	986
Aon Corporation
2.80%, 05/15/30	306	331
Assurant, Inc.
4.20%, 09/27/23	20	21
Avolon Holdings Funding Limited
5.50%, 01/15/23 (e)	198	200
5.25%, 05/15/24 (e)	117	117
2.88%, 02/15/25 (e)	459	418
3.25%, 02/15/27 (e)	121	108
Banco Bilbao Vizcaya Argentaria, S.A.
8.88%, (callable at 100 beginning 04/14/21), EUR (g) (n)	1,400	1,693
Banco Bradesco S.A.
2.85%, 01/27/23 (e)	565	574
3.20%, 01/27/25 (e)	400	408
Banco de Credito del Peru
4.65%, 09/17/24, PEN (e)	1,800	522
Banco Santander, S.A.
6.25%, (callable at 100 beginning 09/11/21), EUR (g) (n)	200	234
Bank of America Corporation
3.56%, 04/23/27	1,770	1,977
2.50%, 02/13/31	950	994
Barclays Bank PLC
3.38%, 04/02/25, EUR (g)	1,600	2,034
Barclays PLC
6.38%, (callable at 100 beginning 12/15/25), GBP (g) (n)	3,480	4,437
7.13%, (callable at 100 beginning 06/15/25), GBP (n)	600	806
7.25%, (callable at 100 beginning 03/15/23), GBP (g) (n) (o)	2,900	3,812
7.75%, (callable at 100 beginning 09/15/23) (n) (o)	1,700	1,745
7.88%, (callable at 100 beginning 03/15/22) (g) (n)	400	412
8.00%, (callable at 100 beginning 12/15/20), EUR (n)	7,802	9,224
7.63%, 11/21/22	900	992
3.68%, 01/10/23	200	206
4.61%, 02/15/23 (o)	2,200	2,302
3.13%, 01/17/24, GBP (g)	100	136
1.66%, (3M USD LIBOR + 1.38%), 05/16/24 (f)	600	603
4.34%, 05/16/24 (f) (o)	600	644
3.25%, 02/12/27, GBP (g)	400	551
4.97%, 05/16/29 (f) (o)	200	234
3.25%, 01/17/33, GBP	200	275
BGC Partners, Inc.
3.75%, 10/01/24 (p)	162	163
BNP Paribas
4.40%, 08/14/28 (e)	400	468
Brookfield Financial, Inc.
3.90%, 01/25/28	12	13
4.70%, 09/20/47	56	65
BTG Pactual Holding S.A.
4.50%, 01/10/25 (e)	500	511
Camelot Finance S.A.
4.50%, 11/01/26 (e)	20	20
Cantor Fitzgerald, L.P.
4.88%, 05/01/24 (e) (p)	50	55
China Construction Bank (New Zealand) Limited
0.98%, (3M USD LIBOR + 0.75%), 12/20/21 (f) (g)	1,900	1,900
China Construction Bank Corporation
0.97%, (3M USD LIBOR + 0.75%), 09/24/21 (f) (g)	4,700	4,703
CIT Bank, National Association
2.97%, 09/27/25	350	347
CIT Group Inc.
4.13%, 03/09/21	54	54
5.00%, 08/01/23	1,496	1,557
Citigroup Inc.
2.67%, 01/29/31	950	1,001
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (g) (n)	8,600	10,382

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
CPI Property Group
1.63%, 04/23/27, EUR (g) (p)	300	339
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (e) (n)	200	215
7.13%, (callable at 100 beginning 07/29/22) (g) (n) (o)	200	208
7.25%, (callable at 100 beginning 09/12/25) (e) (n)	200	217
7.50%, (callable at 100 beginning 07/17/23) (e) (n)	400	420
6.50%, 08/08/23 (e)	1,800	2,038
6.50%, 08/08/23 (g)	200	227
2.59%, 09/11/25 (e)	700	731
Credit Suisse Group Funding (Guernsey) Ltd
3.75%, 03/26/25	500	554
DAE Funding LLC
5.25%, 11/15/21 (e)	1,119	1,130
4.50%, 08/01/22 (e)	750	741
5.75%, 11/15/23 (e)	580	585
5.00%, 08/01/24 (e)	1,605	1,613
Daimler Finance North America LLC
2.30%, 02/12/21 (e)	645	649
3.00%, 02/22/21 (e)	420	424
3.35%, 05/04/21 (e)	5,330	5,425
1.18%, (3M USD LIBOR + 0.90%), 02/15/22 (e) (f)	1,400	1,405
1.14%, (3M USD LIBOR + 0.88%), 02/22/22 (e) (f)	2,700	2,708
2.70%, 06/14/24 (e)	150	159
Deutsche Bank Aktiengesellschaft
0.02%, (3M EURIBOR + 0.50%), 12/07/20, EUR (f) (g)	100	117
1.54%, (3M USD LIBOR + 1.29%), 02/04/21 (f)	450	450
0.16%, (3M EURIBOR + 0.65%), 09/10/21, EUR (f) (g)	200	234
4.25%, 02/04/21 - 10/14/21	11,893	12,188
1.88%, 02/14/22, EUR (g)	900	1,072
5.00%, 02/14/22	1,050	1,098
0.32%, (3M EURIBOR + 0.80%), 05/16/22, EUR (f) (g)	200	232
3.30%, 11/16/22	800	825
3.95%, 02/27/23	100	105
3.96%, 11/26/25	6,550	6,966
Diamond Finance International Limited
4.42%, 06/15/21 (e)	759	776
5.45%, 06/15/23 (e)	2,780	3,047
Digital Realty Trust, L.P.
3.60%, 07/01/29	288	329
Equitable Holdings, Inc.
5.00%, 04/20/48	13	15
Fairfax Financial Holdings Limited
4.85%, 04/17/28	56	61
4.63%, 04/29/30 (e)	176	191
Ford Motor Credit Company LLC
3.20%, 01/15/21	787	787
1.11%, (3M USD LIBOR + 0.81%), 04/05/21 (f)	750	739
3.81%, 10/12/21	820	822
0.00%, (3M EURIBOR + 0.37%), 12/01/21, EUR (f)	600	676
3.34%, 03/28/22	2,000	1,989
3.55%, 10/07/22	928	919
3.09%, 01/09/23	1,000	979
1.74%, 07/19/24, EUR	300	327
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	200	211
General Motors Financial Company, Inc.
3.55%, 04/09/21	940	953
1.35%, (3M USD LIBOR + 1.10%), 11/06/21 (f)	354	354
5.10%, 01/17/24	855	935
Genworth Financial, Inc.
7.20%, 02/15/21	5,310	5,347
HSBC Holdings PLC
4.75%, (callable at 100 beginning 07/04/29), EUR (g) (n)	1,060	1,224
5.88%, (callable at 100 beginning 09/28/26), GBP (n)	400	521
6.00%, (callable at 100 beginning 09/29/23), EUR (g) (n)	200	247
6.50%, (callable at 100 beginning 03/23/28) (n) (o)	610	647
6.88%, (callable at 100 beginning 06/01/21) (n) (o)	400	408
1.27%, (3M USD LIBOR + 1.00%), 05/18/24 (f)	200	200
1.65%, 04/18/26 (o)	12,800	12,748
2.10%, 06/04/26 (o)	2,200	2,231
3.97%, 05/22/30	600	671
3.00%, 05/29/30, GBP	400	549
2.85%, 06/04/31 (o)	5,040	5,208
ICBC (Asia) Investment Management Company Limited
0.99%, (3M USD LIBOR + 0.75%), 11/08/20 (f)	5,050	5,050
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch
0.98%, (3M USD LIBOR + 0.75%), 12/21/21 (f) (g)	1,000	1,000
ING Groep N.V.
5.75%, (callable at 100 beginning 11/16/26) (n)	800	832
6.88%, (callable at 100 beginning 04/16/22) (g) (n) (o)	200	208
Intesa Sanpaolo S.p.A.
7.00%, (callable at 100 beginning 01/19/21), EUR (g) (n)	500	592
JPMorgan Chase & Co.
2.74%, 10/15/30	950	1,022
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 (e)	94	81
Lloyds Banking Group PLC
4.95%, (callable at 100 beginning 06/27/25), EUR (g) (n)	200	231
6.75%, (callable at 100 beginning 06/27/26) (n)	8,500	8,845
7.50%, (callable at 100 beginning 09/27/25) (n)	1,100	1,171
7.50%, (callable at 100 beginning 06/27/24) (n) (o)	400	420
7.63%, (callable at 100 beginning 06/27/23), GBP (g) (n) (o)	1,650	2,207
7.88%, (callable at 100 beginning 06/27/29), GBP (g) (n) (o)	1,800	2,664
4.00%, 03/07/25, AUD (g)	400	312
4.38%, 03/22/28	200	232
4.55%, 08/16/28 (o)	400	471
Mitsubishi UFJ Financial Group Inc
2.05%, 07/17/30	5,100	5,141
Moody's Corporation
3.25%, 05/20/50	14	15
2.55%, 08/18/60	1,900	1,742
Nationwide Building Society
10.25%, GBP (n)	445	939
3.62%, 04/26/23 (e)	540	560
3.77%, 03/08/24 (e)	400	424
4.30%, 03/08/29 (e)	1,600	1,813
3.96%, 07/18/30 (e)	600	677
NatWest Group PLC
6.00%, (callable at 100 beginning 12/29/25) (n) (o)	5,884	5,998
NatWest Markets PLC
8.00%, (callable at 100 beginning 08/10/25) (n) (o)	300	333
0.63%, 03/02/22, EUR (g)	900	1,060
3.63%, 09/29/22 (e)	3,400	3,570
Navient Corporation
5.00%, 10/26/20	300	300
5.88%, 03/25/21	1,043	1,054
6.63%, 07/26/21	421	427
6.50%, 06/15/22	1,199	1,223
Petrobras Global Finance B.V.
5.09%, 01/15/30	4,600	4,829
QNB Finance Ltd
1.84%, (3M USD LIBOR + 1.57%), 07/18/21 (f) (g)	400	401
Rio Oil Finance Trust
9.25%, 07/06/24 (g) (l)	128	138

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
8.20%, 04/06/28 (e)	247	266
Santander Holdings USA, Inc.
3.40%, 01/18/23	60	63
3.50%, 06/07/24	200	214
3.24%, 10/05/26	4	4
4.40%, 07/13/27	20	22
Santander UK Group Holdings PLC
6.75%, (callable at 100 beginning 06/24/24), GBP (g) (n)	2,780	3,762
7.38%, (callable at 100 beginning 06/24/22), GBP (g) (n)	300	402
3.57%, 01/10/23	400	411
1.13%, 09/08/23, EUR (g)	100	119
3.37%, 01/05/24	200	208
0.36%, (3M EURIBOR + 0.85%), 03/27/24, EUR (f) (g)	300	347
4.80%, 11/15/24	3,000	3,303
2.92%, 05/08/26, GBP (g)	700	953
3.82%, 11/03/28	1,800	2,000
SLM Corporation
7.25%, 01/25/22	3,650	3,747
5.50%, 01/25/23	1,590	1,604
Societe Generale
6.75%, (callable at 100 beginning 04/07/21), EUR (g) (n)	800	948
6.75%, (callable at 100 beginning 04/06/28) (e) (n)	200	210
7.38% (e) (n) (o)	900	925
7.38%, (callable at 100 beginning 09/13/21) (e) (n)	500	512
Springleaf Finance Corporation
7.75%, 10/01/21	600	628
5.63%, 03/15/23	2,745	2,854
6.13%, 05/15/22 - 03/15/24	5,775	5,989
6.88%, 03/15/25	25	28
Standard Chartered PLC
1.45%, (3M USD LIBOR + 1.20%), 09/10/22 (e) (f)	900	905
1.42%, (3M USD LIBOR + 1.15%), 01/20/23 (e) (f)	200	201
4.25%, 01/20/23 (e)	380	395
State Bank of India
4.00%, 01/24/22 (e)	1,550	1,592
Stichting AK Rabobank Certificaten II
0.00%, EUR (f) (g) (l) (n)	2,584	3,600
Syngenta Finance N.V.
4.89%, 04/24/25 (e)	943	1,022
5.18%, 04/24/28 (e)	200	220
The Charles Schwab Corporation
5.38%, (callable at 100 beginning 06/01/25) (n)	287	311
The Royal Bank of Scotland Group Public Limited Company
8.63%, (callable at 100 beginning 08/15/21) (n) (o)	3,700	3,811
2.00%, 03/08/23, EUR	300	359
2.50%, 03/22/23, EUR (g)	1,200	1,477
1.75%, (3M USD LIBOR + 1.47%), 05/15/23 (f)	700	703
3.50%, 05/15/23 (f) (o)	200	207
3.88%, 09/12/23	600	644
2.00%, 03/04/25, EUR (g)	200	243
1.75%, 03/02/26, EUR (g)	1,500	1,816
4.80%, 04/05/26	200	231
4.89%, 05/18/29 (o)	200	233
5.08%, 01/27/30 (f) (o)	2,800	3,335
4.45%, 05/08/30	2,000	2,298
UBS Group AG
7.13%, (callable at 100 beginning 08/10/21) (g) (n) (o)	1,900	1,947
UBS Group Funding (Switzerland) AG
6.88%, (callable at 100 beginning 03/22/21) (g) (n)	1,500	1,513
UniCredit S.p.A.
6.75%, (callable at 100 beginning 09/10/21), EUR (g) (n) (o)	500	586
9.25%, (callable at 100 beginning 06/03/22), EUR (n)	300	381
7.83%, 12/04/23 (e)	6,140	7,190
Volkswagen Bank Gesellschaft Mit Beschrankter Haftung
0.00%, (3M EURIBOR + 0.42%), 06/15/21, EUR (f) (g)	100	117
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung
0.02%, (3M EURIBOR + 0.45%), 07/06/21, EUR (f) (g)	100	117
Wells Fargo & Company
1.49%, (3M USD LIBOR + 1.23%), 10/31/23 (f)	1,426	1,452
WPC Eurobond B.V.
2.25%, 04/09/26, EUR	300	376
2.13%, 04/15/27, EUR	100	124
1.35%, 04/15/28, EUR	700	828
		282,539
Communication Services 5.7%
Altice Financing S.A.
2.25%, 01/15/25, EUR (e)	300	337
3.00%, 01/15/28, EUR (g)	2,400	2,609
5.00%, 01/15/28 (e)	700	680
Altice France
2.13%, 02/15/25, EUR (e)	4,290	4,739
Altice France Holding S.A.
8.13%, 02/01/27 (e)	300	327
AT&T Inc.
4.30%, 02/15/30	6,907	8,166
3.65%, 06/01/51	300	300
3.85%, 06/01/60	220	223
CCO Holdings, LLC
4.75%, 03/01/30 (e)	478	506
4.50%, 08/15/30 (e)	449	471
CenturyLink, Inc.
4.00%, 02/15/27 (e)	176	179
Charter Communications Operating, LLC
1.90%, (3M USD LIBOR + 1.65%), 02/01/24 (f)	5,852	5,987
4.80%, 03/01/50	438	501
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	283	274
Connect Finco SARL
6.75%, 10/01/26 (e)	148	149
CSC Holdings, LLC
6.50%, 02/01/29 (e)	600	669
Expedia Group, Inc.
6.25%, 05/01/25 (e)	810	892
7.00%, 05/01/25 (e)	340	367
Frontier Communications Corporation
8.00%, 04/01/27 (e)	226	226
iHeartCommunications, Inc.
6.38%, 05/01/26 (h)	1,100	1,146
8.38%, 05/01/27	906	894
Intelsat (Luxembourg) S.A.
0.00%, 06/01/21 (i) (j)	618	24
Intelsat Connect Finance S.A.
0.00%, 02/15/23 (e) (i) (j)	200	62
Intelsat Jackson Holdings S.A.
0.00%, 08/01/23 (i) (j)	3,661	2,295
8.00%, 02/15/24 (e)	1,309	1,330
0.00%, 10/15/24 - 07/15/25 (e) (i) (j)	9,286	6,029
Level 3 Financing, Inc.
3.88%, 11/15/29 (e)	250	271
Netflix, Inc.
5.50%, 02/15/22	2,300	2,413
4.63%, 05/15/29, EUR	500	677
3.88%, 11/15/29, EUR (e)	809	1,045
5.38%, 11/15/29 (e)	118	139
3.63%, 05/15/27 - 06/15/30, EUR (g)	9,311	11,813
4.88%, 06/15/30 (e)	300	342
RELX Capital Inc.
3.00%, 05/22/30	40	44
Sprint Communications, Inc.
6.00%, 11/15/22	100	108
Sprint Corporation
7.25%, 09/15/21	5,568	5,822
7.88%, 09/15/23	8,246	9,457

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
7.13%, 06/15/24	1,600	1,840
7.63%, 03/01/26	47	57
Sprint Spectrum Co LLC
3.36%, 09/20/21 (e)	575	581
4.74%, 03/20/25 (e)	4,500	4,865
5.15%, 03/20/28 (e)	1,440	1,685
TEGNA Inc.
4.63%, 03/15/28 (e)	189	185
The Walt Disney Company
3.50%, 05/13/40	495	560
3.60%, 01/13/51	877	987
3.80%, 05/13/60	575	661
T-Mobile USA, Inc.
3.88%, 04/15/30 (e)	758	865
United Group B.V.
3.13%, 02/15/26, EUR (e)	700	771
3.25%, (3M EURIBOR + 3.25%), 02/15/26, EUR (e) (f)	200	220
3.63%, 02/15/28, EUR (e)	700	768
Univision Communications Inc.
5.13%, 02/15/25 (e)	635	599
9.50%, 05/01/25 (e)	205	220
6.63%, 06/01/27 (e)	42	41
Windstream Escrow, LLC
7.75%, 08/15/28 (e)	6,439	6,328
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (e)	1,330	1,309
6.13%, 03/01/28 (e)	236	243
		94,298
Consumer Discretionary 2.8%
AA Bond Co Limited
2.88%, 01/31/22, GBP (g)	200	256
Bacardi Limited
4.50%, 01/15/21 (e)	1,600	1,615
4.45%, 05/15/25 (e)	200	223
Colt Merger Sub, Inc.
5.75%, 07/01/25 (e)	4,700	4,842
Dakota Merger Sub, Inc.
7.75%, 09/01/23 (e)	996	959
Delta Air Lines, Inc.
7.00%, 05/01/25 (e)	1,904	2,089
DriveTime Automotive Group, Inc.
8.00%, 06/01/21 (e)	389	390
General Motors Company
6.80%, 10/01/27	144	175
GLP Financing, LLC
5.25%, 06/01/25	54	58
5.30%, 01/15/29	268	298
Hyatt Hotels Corporation
3.25%, (3M USD LIBOR + 3.00%), 09/01/22 (f) (p)	1,000	1,003
IHO Verwaltungs GmbH
3.63%, 05/15/25, EUR (g) (q)	400	469
3.88%, 05/15/27, EUR (g) (q)	200	235
IHOL Verwaltungs GmbH
6.00%, 05/15/27 (e) (q)	390	411
6.38%, 05/15/29 (e) (q)	412	441
InterContinental Hotels Group PLC
2.13%, 08/24/26, GBP (g) (p)	1,528	1,848
2.13%, 05/15/27, EUR (g)	1,400	1,626
Marriott International, Inc.
4.63%, 06/15/30 (p)	66	71
MCE Finance Limited
5.63%, 07/17/27 (e)	200	207
5.38%, 12/04/29 (e)	850	846
MGM China Holdings Limited
5.88%, 05/15/26 (e)	1,200	1,236
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (l)	137	185
NCL Corporation Ltd.
3.63%, 12/15/24 (e) (h)	28	20
Nissan Motor Acceptance Corporation
2.55%, 03/08/21 (e)	1,786	1,794
1.90%, 09/14/21 (e)	47	47
1.16%, (3M USD LIBOR + 0.89%), 01/13/22 (e) (f)	26	26
Nissan Motor Co., Ltd.
2.65%, 03/17/26, EUR (e)	5,000	5,908
NVR, Inc.
3.00%, 05/15/30	146	158
QVC, Inc.
4.38%, 03/15/23	837	870
4.85%, 04/01/24	750	784
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (e)	58	59
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (e)	954	1,060
11.50%, 06/01/25 (e)	1,472	1,708
Sands China Ltd.
4.60%, 08/08/23 (p)	400	428
5.13%, 08/08/25 (p)	6,033	6,589
3.80%, 01/08/26 (e)	400	415
5.40%, 08/08/28 (p)	600	670
4.38%, 06/18/30 (e)	200	210
Southwest Airlines Co.
4.75%, 05/04/23	170	181
5.25%, 05/04/25	144	159
5.13%, 06/15/27	411	448
Staples, Inc.
7.50%, 04/15/26 (e)	27	25
The Gap, Inc.
8.38%, 05/15/23 (e) (h)	327	361
8.63%, 05/15/25 (e)	1,442	1,585
8.88%, 05/15/27 (e)	736	836
Vail Resorts, Inc.
6.25%, 05/15/25 (e)	92	98
Voyager Aviation Holdings, LLC
8.50%, 08/15/21 (e)	2,121	1,056
Wyndham Destinations, Inc.
4.25%, 03/01/22	10	10
3.90%, 03/01/23	16	16
5.65%, 04/01/24 (l)	18	18
6.00%, 04/01/27 (p)	60	62
4.63%, 03/01/30 (e)	128	122
Wynn Macau, Limited
5.13%, 12/15/29 (e)	1,400	1,344
		46,550
Utilities 2.2%
Edison International
2.40%, 09/15/22	387	391
3.13%, 11/15/22	191	197
2.95%, 03/15/23	12	12
3.55%, 11/15/24	213	225
5.75%, 06/15/27	177	197
Pacific Gas And Electric Company
3.25%, 06/15/23	2,792	2,891
3.85%, 11/15/23	704	743
3.75%, 02/15/24 - 08/15/42	524	542
3.40%, 08/15/24	721	752
3.50%, 06/15/25	577	605
3.45%, 07/01/25	975	1,021
3.15%, 01/01/26 (h)	803	822
2.95%, 03/01/26	690	700
3.30%, 03/15/27 - 12/01/27	1,347	1,378
3.75%, 07/01/28 (h)	975	1,013
4.55%, 07/01/30	7,254	7,848
4.50%, 07/01/40 (h)	803	819
4.50%, 12/15/41	84	83
4.45%, 04/15/42	237	241
4.60%, 06/15/43	108	108
4.30%, 03/15/45	4,294	4,178
4.25%, 08/01/23 - 03/15/46	4,780	5,047
4.00%, 12/01/46	30	28
0.00%, 02/15/44 - 12/01/47 (i) (j)	909	857
4.95%, 07/01/50	2,825	3,014
San Diego Gas & Electric Company
3.75%, 06/01/47	6	7
Southern California Edison Company
3.65%, 03/01/28 - 02/01/50	103	107

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
6.65%, 04/01/29	50	63
2.85%, 08/01/29	35	37
6.00%, 01/15/34	4	5
5.75%, 04/01/35	16	21
4.88%, 03/01/49	500	593
Southern California Gas Company
5.13%, 11/15/40	194	256
Talen Energy Supply, LLC
6.63%, 01/15/28 (e)	62	60
Topaz Solar Farms LLC
4.88%, 09/30/39 (e)	71	78
5.75%, 09/30/39 (e)	777	903
		35,842
Real Estate 2.0%
Agree Limited Partnership
2.90%, 10/01/30	1,300	1,337
CBL & Associates Limited Partnership
4.60%, 10/15/24	8	3
5.95%, 12/15/26	117	44
CSL Capital, LLC
6.00%, 04/15/23 (e)	1,000	1,006
EPR Properties
4.75%, 12/15/26	32	30
4.95%, 04/15/28	90	86
Equinix, Inc.
2.88%, 02/01/26, EUR	12,240	14,618
3.20%, 11/18/29	231	254
ESH Hospitality, Inc.
4.63%, 10/01/27 (e)	56	55
Growthpoint Properties Ltd
5.87%, 05/02/23 (e)	200	207
Hunt Companies, Inc.
6.25%, 02/15/26 (e)	28	27
Kennedy Wilson Europe Real Est PLC
3.95%, 06/30/22, GBP (g)	2,795	3,524
3.25%, 11/12/25, EUR (g)	3,000	3,413
Kennedy-Wilson, Inc.
5.88%, 04/01/24	84	83
Lexington Realty Trust
2.70%, 09/15/30	734	748
Life Storage LP
3.88%, 12/15/27	26	29
MPT Operating Partnership, L.P.
2.55%, 12/05/23, GBP	300	386
3.69%, 06/05/28, GBP	300	389
Newmark Group, Inc.
6.13%, 11/15/23 (p)	262	273
Omega Healthcare Investors, Inc.
3.63%, 10/01/29	184	186
Physicians Realty L.P.
3.95%, 01/15/28	56	58
Regency Centers, L.P.
3.70%, 06/15/30	216	237
Sabra Health Care Limited Partnership
4.80%, 06/01/24	63	66
3.90%, 10/15/29	46	45
SBA Communications Corporation
3.88%, 02/15/27 (e)	234	238
SL Green Operating Partnership, L.P.
3.25%, 10/15/22	14	14
Starwood Property Trust, Inc.
5.00%, 12/15/21	100	99
4.75%, 03/15/25	42	40
Store Capital Corporation
4.50%, 03/15/28	48	52
4.63%, 03/15/29	49	53
The Howard Hughes Corporation
5.38%, 03/15/25 (e)	2,441	2,484
Uniti Group Inc.
7.88%, 02/15/25 (e)	3,171	3,360
W.P. Carey Inc.
3.85%, 07/15/29	31	33
Welltower Inc.
4.25%, 04/15/28	32	36
		33,513
Industrials 1.9%
Aviation Capital Group LLC
2.88%, 01/20/22 (e)	120	119
BOC Aviation Limited
1.30%, (3M USD LIBOR + 1.05%), 05/02/21 (e) (f)	250	249
1.36%, (3M USD LIBOR + 1.13%), 09/26/23 (e) (f)	200	196
Bombardier Inc.
5.75%, 03/15/22 (e)	88	85
6.00%, 10/15/22 (e)	1,312	1,219
6.13%, 01/15/23 (e)	3,717	3,175
7.50%, 03/15/25 (e)	31	23
7.88%, 04/15/27 (e)	515	388
Canadian Pacific Railway Limited
4.50%, 01/15/22 (p)	1,190	1,249
Empresa de Transporte de Pasajeros Metro S.A.
3.65%, 05/07/30 (e)	200	221
4.70%, 05/07/50 (e)	400	489
F-Brasile S.P.A.
7.38%, 08/15/26 (e)	100	83
Ferguson Finance PLC
3.25%, 06/02/30 (e)	800	868
Fortress Transportation And Infrastructure Investors LLC
6.75%, 03/15/22 (e)	1,028	1,020
6.50%, 10/01/25 (e)	736	727
General Electric Capital Corporation
5.55%, 01/05/26	520	605
6.15%, 08/07/37	57	68
5.88%, 01/14/38	22	26
6.88%, 01/10/39	37	47
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (n)	1,468	1,160
4.25%, 05/01/40	102	104
4.35%, 05/01/50	110	112
Indian Railway Finance Corporation Limited
3.25%, 02/13/30 (e)	400	401
3.95%, 02/13/50 (e)	200	187
Masco Corporation
5.95%, 03/15/22	690	740
Park Aerospace Holdings Limited
3.63%, 03/15/21 (e)	10	10
5.25%, 08/15/22 (e)	2,806	2,816
4.50%, 03/15/23 (e)	4,325	4,281
PT Pelabuhan Indonesia III (Persero)
4.50%, 05/02/23 (g)	500	529
Textron Inc.
0.79%, (3M USD LIBOR + 0.55%), 11/10/20 (f)	250	250
The Boeing Company
4.51%, 05/01/23 (p)	398	419
4.88%, 05/01/25 (p)	548	598
5.04%, 05/01/27 (p)	793	873
5.15%, 05/01/30 (p)	1,285	1,442
5.71%, 05/01/40 (p)	1,929	2,247
5.81%, 05/01/50 (p)	1,497	1,803
5.93%, 05/01/60 (p)	2,230	2,754
TransDigm Inc.
5.50%, 11/15/27	114	110
Triumph Group, Inc.
5.25%, 06/01/22	36	30
6.25%, 09/15/24 (e)	121	103
ZLS Prestigia Ltd
4.00%, 03/01/26 (e)	7	8
		31,834
Energy 1.6%
Aker BP ASA
3.00%, 01/15/25 (e)	150	150
3.75%, 01/15/30 (e)	200	194
Enable Midstream Partners, LP
4.95%, 05/15/28	57	56

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Energy Transfer LP
4.05%, 03/15/25	480	504
2.90%, 05/15/25	93	93
3.75%, 05/15/30	216	209
5.00%, 05/15/50	197	182
Gaz Capital S.A.
2.95%, 01/24/24, EUR (g)	4,380	5,338
Noble Corporation
0.00%, 02/01/26 (e) (i) (j)	1,051	255
Occidental Petroleum Corporation
1.73%, (3M USD LIBOR + 1.45%), 08/15/22 (f)	118	107
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/21 (g)	18	17
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22 (g)	14	12
Pacific Drilling S.A.
8.38%, 10/01/23 (e)	959	175
Pan American Energy S.L., Branch Argentina
28.40%, (BADLAR), 11/20/20, ARS (f)	27,840	188
Petroleos Mexicanos
6.49%, 01/23/27 (e)	180	168
2.75%, 04/21/27, EUR (g)	100	93
5.35%, 02/12/28	2,804	2,397
6.50%, 03/13/27 - 01/23/29	5,745	5,153
6.84%, 01/23/30 (e)	2,796	2,488
5.95%, 01/28/31 (e)	1,180	983
7.69%, 01/23/50 (e)	270	223
6.95%, 01/28/60 (e)	1,514	1,159
PETRONAS Capital Limited
3.50%, 04/21/30 (e)	600	671
4.55%, 04/21/50 (e)	400	510
4.80%, 04/21/60 (e)	400	549
Sabine Pass Liquefaction, LLC
6.25%, 03/15/22	700	742
4.50%, 05/15/30 (e) (o)	830	935
Sinopec Group Overseas Development (2012) Limited
3.90%, 05/17/22 (g)	2,400	2,508
Sinopec Group Overseas Development (2017) Limited
2.50%, 09/13/22 (g)	700	719
Transocean Guardian Limited
5.88%, 01/15/24 (e)	99	64
Transocean Inc
7.25%, 11/01/25 (e)	150	42
7.50%, 01/15/26 (e)	259	57
8.00%, 02/01/27 (e)	340	95
Transocean Ltd.
5.38%, 05/15/23 (e)	100	68
Valaris PLC
0.00%, 10/01/44 (i) (j)	436	23
Western Midstream Operating, LP
1.12%, (3M USD LIBOR + 0.85%), 01/13/23 (f) (p)	124	115
6.25%, 02/01/50 (p)	92	85
YPF Sociedad Anonima
33.16%, (BADLAR + 6.00%), 03/04/21, ARS (f)	17,180	111
		27,438
Health Care 1.6%
Alcon Finance Corporation
2.60%, 05/27/30 (e)	200	211
Bristol-Myers Squibb Company
0.48%, (3M USD LIBOR + 0.20%), 11/16/20 (f)	1,075	1,075
Centene Corporation
4.75%, 01/15/25	466	478
4.25%, 12/15/27	164	172
4.63%, 12/15/29	212	228
3.38%, 02/15/30	270	280
Community Health Systems, Inc.
6.25%, 03/31/23	7,621	7,445
8.63%, 01/15/24 (e)	1,786	1,777
6.63%, 02/15/25 (e)	7,229	6,997
8.00%, 03/15/26 (e)	1,134	1,113
CVS Health Corporation
3.35%, 03/09/21	1,690	1,712
Mylan N.V.
3.75%, 12/15/20	196	196
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (e)	189	193
7.25%, 02/01/28 (e)	462	480
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (e)	66	69
Teva Pharmaceutical Finance Netherlands II B.V.
3.25%, 04/15/22, EUR	400	467
6.00%, 01/31/25, EUR	300	360
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	1,895	1,878
Teva Pharmaceutical Industries Ltd
2.95%, 12/18/22	760	738
		25,869
Information Technology 1.4%
Broadcom Inc.
3.15%, 11/15/25	477	514
3.46%, 09/15/26	7,180	7,862
3.88%, 01/15/27	3,690	4,084
4.11%, 09/15/28	1,494	1,671
5.00%, 04/15/30	26	31
4.15%, 11/15/30	819	916
4.30%, 11/15/32	859	982
Citrix Systems, Inc.
3.30%, 03/01/30	192	204
Corning Incorporated
5.45%, 11/15/79	146	185
Equifax Inc.
1.15%, (3M USD LIBOR + 0.87%), 08/15/21 (f)	126	126
3.10%, 05/15/30	380	414
Flex Ltd.
4.88%, 06/15/29	25	29
Leidos, Inc.
4.38%, 05/15/30 (e)	58	68
Micron Technology, Inc.
4.19%, 02/15/27	152	173
5.33%, 02/06/29	202	243
4.66%, 02/15/30	368	432
NXP B.V.
3.88%, 09/01/22 (e)	1,930	2,029
3.15%, 05/01/27 (e)	44	48
4.30%, 06/18/29 (e)	360	415
3.40%, 05/01/30 (e)	58	63
Oracle Corporation
4.00%, 07/15/46	66	78
3.85%, 04/01/60	234	273
PTC Inc.
3.63%, 02/15/25 (e)	90	91
4.00%, 02/15/28 (e)	43	44
Refinitiv US Holdings Inc.
4.50%, 05/15/26, EUR (g)	300	368
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (e)	1,016	997
VMware, Inc.
4.65%, 05/15/27	40	47
4.70%, 05/15/30 (p)	29	34
Western Digital Corporation
4.75%, 02/15/26 (h)	252	272
		22,693
Consumer Staples 1.0%
Altria Group, Inc.
1.00%, 02/15/23, EUR	1,444	1,725
Avon International Capital P.L.C.
6.50%, 08/15/22 (e)	46	46
Kraft Heinz Foods Company
3.95%, 07/15/25	50	54
3.00%, 06/01/26	574	591
3.88%, 05/15/27 (e)	3,511	3,717
4.25%, 03/01/31 (e)	5,357	5,850
5.50%, 06/01/50 (e)	4,430	5,061
Post Holdings, Inc.
4.63%, 04/15/30 (e)	176	181

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Safeway Inc.
4.63%, 01/15/27 (e)	26	27
4.88%, 02/15/30 (e)	57	60
		17,312
Materials 0.1%
Arconic Corporation
6.00%, 05/15/25 (e)	129	138
Vale Overseas Ltd
6.25%, 08/10/26	370	438
6.88%, 11/21/36	125	162
6.88%, 11/10/39	295	389
Vale S.A.
3.75%, 01/10/23, EUR	200	246
Yara International ASA
3.15%, 06/04/30 (e)	600	641
		2,014
Total Corporate Bonds And Notes (cost $615,159)		619,902
SENIOR FLOATING RATE INSTRUMENTS 4.6%
Communication Services 1.7%
Altice France S.A.
2018 Term Loan B13, 4.15%, (1M USD LIBOR + 4.00%), 07/13/26 (f)	2,393	2,320
Ancestry.com Operations Inc.
2019 Extended Term Loan B, 4.41%, (1M USD LIBOR + 4.25%), 08/15/26 (f)	4,338	4,325
Banijay Entertainment S.A.S
USD Term Loan, 3.91%, (1M USD LIBOR + 3.75%), 02/04/25 (f)	46	45
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 3.76%, (3M USD LIBOR + 3.50%), 08/08/26 (f)	198	180
Frontier Communications Corporation
2017 Term Loan B1, 6.00%, (PRIME + 2.75%), 05/31/24 (f)	99	97
Gray Television, Inc.
2018 Term Loan C, 2.66%, (1M USD LIBOR + 2.50%), 10/30/25 (f)	85	83
iHeartCommunications, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 05/01/26 (f)	4,903	4,642
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 0.00%, (3M USD LIBOR + 5.50%), 07/28/21 (f) (r)	575	585
2020 DIP Term Loan, 3.60%, (3M USD LIBOR + 5.50%), 07/28/21 (f)	575	585
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (f)	4,153	4,167
NASCAR Holdings Inc.
Term Loan B, 2.89%, (1M USD LIBOR + 2.75%), 07/26/26 (f)	321	313
PUG LLC
USD Term Loan, 3.65%, (3M USD LIBOR + 3.50%), 01/31/27 (f)	97	85
Sinclair Television Group Inc.
Term Loan B2B, 2.65%, (1M USD LIBOR + 2.50%), 07/18/26 (f)	131	127
Syniverse Holdings, Inc.
Term Loan, 6.00%, (3M USD LIBOR + 5.00%), 02/09/23 (f)	323	248
T-Mobile USA, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 04/01/27 (f)	698	697
Univision Communications Inc.
Term Loan C5, 3.75%, (1M USD LIBOR + 2.75%), 03/15/24 (f)	7,471	7,176
Windstream Services LLC
Term Loan, 0.00%, 02/08/24 (i) (j)	540	324
Windstream Services, LLC
Repriced Term Loan B6, 0.00%, 03/29/21 (i) (j)	1,545	930
2020 Exit Term Loan B, 7.25%, (1M USD LIBOR + 6.25%), 08/24/27 (f)	563	544
Zayo Group Holdings, Inc.
USD Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 02/20/27 (f)	1,293	1,254
		28,727
Consumer Discretionary 1.2%
Aramark Services, Inc.
2018 Term Loan B3, 1.90%, (1M USD LIBOR + 1.75%), 03/01/25 (f)	93	89
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 12/23/24 (f)	2,875	2,687
Carnival Corporation
USD Term Loan B, 8.50%, (1M USD LIBOR + 7.50%), 06/29/25 (f)	798	806
Delta Air Lines, Inc.
2020 Term Loan B, 5.75%, (3M USD LIBOR + 4.75%), 04/27/23 (f)	522	520
Diamond Resorts Corporation
2020 Term Loan, 4.75%, (3M USD LIBOR + 3.75%), 09/02/23 (f)	4,003	3,539
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 1.90%, (1M USD LIBOR + 1.75%), 08/29/25 (f)	99	94
Neiman Marcus Group Ltd LLC
2017 Term Loan B4, 14.00%, (3M USD LIBOR + 12.75%), 11/23/20 (f)	1,824	1,856
DIP Term Loan, 14.00%, (3M USD LIBOR + 12.75%), 11/23/20 (f)	521	530
2017 Term Loan B4, 2.00%, (3M USD LIBOR + 6.00%), 10/25/23 (f)	2,060	330
2017 Term Loan B4, 2.00%, (3M USD LIBOR + 6.50%), 10/25/23 (f)	6,176	988
Term Loan, 2.00%, (3M USD LIBOR + 6.00%), 10/25/23 (f)	8	1
2017 USD Repriced Term Loan B, 0.00%, (3M USD LIBOR + 12.00%), 04/28/25 (f) (r)	212	217
Term Loan, 13.00%, (3M USD LIBOR + 12.00%), 04/28/25 (f)	147	141
PetSmart, Inc.
Consenting Term Loan, 5.00%, (3M USD LIBOR + 3.50%), 03/11/22 (f)	6,950	6,929
Whatabrands LLC
2020 Term Loan B, 2.91%, (1M USD LIBOR + 2.75%), 08/02/26 (f)	53	51
Wyndham Hotels & Resorts, Inc.
Term Loan, 1.90%, (3M USD LIBOR + 1.75%), 03/29/25 (f)	98	94
		18,872
Health Care 0.8%
Advanz Pharma Corp.
USD Term Loan B, 6.57%, (3M USD LIBOR + 5.50%), 09/06/24 (f)	468	454
Bausch Health Companies Inc.
Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 11/26/25 (f)	168	164
Elanco Animal Health Incorporated
Term Loan B, 1.91%, (1M USD LIBOR + 1.75%), 02/04/27 (f)	347	337
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.90%, (3M USD LIBOR + 3.75%), 09/27/25 (f)	5,255	3,779
EyeCare Partners LLC
2020 Delayed Draw Term Loan, 0.00%, (3M USD LIBOR + 3.75%), 02/05/27 (f) (r)	30	28
2020 Term Loan, 3.90%, (1M USD LIBOR + 3.75%), 02/05/27 (f)	128	120
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.41%, (1M USD LIBOR + 3.25%), 06/01/25 (f)	97	92
Parexel International Corporation
Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 08/06/24 (f)	8,437	8,083
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 11/09/25 (f)	100	97
U.S. Renal Care, Inc.
2019 Term Loan B, 5.15%, (1M USD LIBOR + 5.00%), 06/12/26 (f)	240	233
		13,387

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Information Technology 0.3%
CommScope, Inc.
2019 Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 02/07/26 (f)	297	289
Refinitiv US Holdings Inc.
2018 USD Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 09/12/25 (f)	1,070	1,058
2017 1st Lien Term Loan B, 3.25%, (3M EURIBOR + 3.25%), 10/01/25, EUR (f)	1,985	2,295
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 1.90%, (1M USD LIBOR + 1.75%), 02/27/25 (f)	145	141
SS&C Technologies Inc.
2018 Term Loan B3, 1.90%, (1M USD LIBOR + 1.75%), 02/27/25 (f)	221	214
		3,997
Consumer Staples 0.2%
Froneri International Ltd.
2020 USD Term Loan, 2.40%, (3M USD LIBOR + 2.25%), 01/29/27 (f)	295	284
Reynolds Consumer Products LLC
Term Loan, 1.90%, (1M USD LIBOR + 1.75%), 01/30/27 (f)	191	188
Sunshine Luxembourg VII SARL
USD Term Loan B1, 5.32%, (6M USD LIBOR + 4.25%), 07/12/26 (f)	452	449
Term Loan, 3.75%, (3M EURIBOR + 3.75%), 10/01/26, EUR (f)	2,500	2,873
		3,794
Financials 0.2%
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.50%, (1M USD LIBOR + 1.75%), 01/15/25 (f)	31	30
Term Loan B, 2.25%, (3M USD LIBOR + 1.50%), 02/05/27 (f)	34	32
Ineos Finance PLC
2018 Term Loan B, 2.50%, (3M EURIBOR + 2.00%), 03/31/24, EUR (f)	2,919	3,344
Jefferies Finance LLC
2018 Term Loan B, 3.44%, (3M USD LIBOR + 3.25%), 05/22/26 (f)	104	100
Westmoreland Mining Holdings
Term Loan, 9.25%, (3M USD LIBOR + 8.25%), 03/15/22 (f)	11	10
		3,516
Industrials 0.2%
AI Convoy (Luxembourg) S.A.R.L
USD Term Loan B, 4.65%, (6M USD LIBOR + 3.50%), 01/20/27 (f)	78	77
APi Group DE, Inc.
Term Loan B, 2.65%, (1M USD LIBOR + 2.50%), 09/25/26 (f)	496	485
Beacon Roofing Supply, Inc.
2017 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 01/02/25 (f)	29	28
Genesee & Wyoming Inc.
Term Loan, 2.22%, (3M USD LIBOR + 2.00%), 10/29/26 (f)	169	166
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 1.90%, (3M USD LIBOR + 1.75%), 02/05/27 (f)	273	263
NCI Building Systems, Inc.
2018 Term Loan , 3.90%, (1M USD LIBOR + 3.75%), 04/12/25 (f)	324	317
Sequa Mezzanine Holdings L.L.C.
Term Loan, 7.75%, (3M USD LIBOR + 6.75%), 11/28/23 (f)	2,111	1,997
		3,333
Materials 0.0%
Axalta Coating Systems US Holdings Inc.
Term Loan, 2.06%, (3M USD LIBOR + 1.75%), 06/01/24 (f)	26	25
Messer Industries GmbH
2018 USD Term Loan, 2.72%, (3M USD LIBOR + 2.50%), 10/10/25 (f)	116	113
Starfruit Finco B.V
2018 USD Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 09/20/25 (f)	363	351
		489
Real Estate 0.0%
Forest City Enterprises L.P.
2019 Term Loan B, 3.66%, (3M USD LIBOR + 3.50%), 12/13/25 (f)	197	192
Energy 0.0%
McDermott Technology Americas Inc
2020 Make Whole Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 06/28/24 (f) (s)	21	18
2020 Take Back Term Loan, 4.15%, (1M USD LIBOR + 4.00%), 06/30/25 (f)	62	47
Valaris PLC
Term Loan, 0.00%, 08/11/21 (f) (r) (s)	48	48
Westmoreland Coal Company
Term Loan, 15.00%, (3M USD LIBOR + 15.00%), 03/15/29 (f)	52	29
		142
Total Senior Floating Rate Instruments (cost $84,417)		76,449
COMMON STOCKS 0.1%
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (i)	515	515
iHeartMedia, Inc. (i) (k)	—	3
iHeartMedia, Inc. - Class A (i)	35	283
		801
Real Estate 0.0%
Uniti Group Inc.	55	575
Energy 0.0%
McDermott International, Inc. (i)	28	66
Westmoreland Coal Company (i) (k)	1	6
		72
Total Common Stocks (cost $3,479)		1,448
WARRANTS 0.1%
iHeartMedia, Inc. (i) (k)	180	1,318
Total Warrants (cost $3,116)		1,318
RIGHTS 0.0%
Windstream Services, LLC (i) (s)	109	929
Total Rights (cost $947)		929
OTHER EQUITY INTERESTS 0.0%
Pacific Gas And Electric Company (i) (s) (t)	713	—
Pacific Gas And Electric Company (i) (s) (t)	468	—
Pacific Gas And Electric Company (i) (s) (t)	243	—
Pacific Gas And Electric Company (i) (s) (t)	623	—
Pacific Gas And Electric Company (i) (s) (t)	372	—
Pacific Gas And Electric Company (i) (s) (t)	456	—
Pacific Gas And Electric Company (i) (s) (t)	1,959	—
Pacific Gas And Electric Company (i) (s) (t)	861	—
Pacific Gas And Electric Company (i) (s) (t)	1,613	—
Pacific Gas And Electric Company (i) (s) (t)	294	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 0.8%
U.S. Treasury Bill 0.4%
Treasury, United States Department of
0.15%, 10/29/20 (c) (u)	1,900	1,900
0.18%, 11/10/20 (c) (u)	3,800	3,800
0.09%, 11/24/20 (u)	600	600
		6,300
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (v) (w)	5,145	5,145
Treasury Securities 0.1%
Presidencia De La Nacion
123.31%, 10/29/20, ARS (u)	7,583	75
27.71%, 11/30/20, ARS (u)	73,621	488
26.45%, 12/30/20, ARS (u)	76,942	502

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
29.64%, 01/29/21, ARS (u)	36,369	227
		1,292
Total Short Term Investments (cost $12,901)		12,737
Total Investments 134.3% (cost $2,247,309)		2,233,436
Total Purchased Options 0.0% (cost $132)		119
Other Derivative Instruments 0.2%		3,684
Other Assets and Liabilities, Net (34.5)%		(574,118)
Total Net Assets 100.0%		1,663,121

(a) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2020, the total payable for investments purchased on a delayed delivery basis was $598,376.

(b) All or a portion of the security is subject to a written call option.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Treasury inflation indexed note, par amount is adjusted for inflation.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $277,424 and 16.7% of the Fund.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) All or a portion of the security was on loan as of September 30, 2020.

(i) Non-income producing security.

(j) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.7% of the Fund’s net assets.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(m) Treasury inflation indexed note, par amount is not adjusted for inflation.

(n) Perpetual security. Next contractual call date presented, if applicable.

(o) Convertible security.

(p) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(q) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(r) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(t) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(u) The coupon rate represents the yield to maturity.

(v) Investment in affiliate.

(w) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/PIMCO Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AA Bond Co Limited, 2.88%, 01/31/22	04/12/18	270	256	—
Alba PLC, Series 2006-D-2, 0.52%, 12/15/38	02/19/20	1,795	1,664	0.1
Altice Financing S.A., 3.00%, 01/15/28	01/08/20	2,667	2,609	0.2
Banco Bilbao Vizcaya Argentaria, S.A., 8.88%, callable at 100 beginning 04/14/21	02/13/19	1,608	1,693	0.1
Banco Santander, S.A., 6.25%, callable at 100 beginning 09/11/21	01/29/18	257	234	—
Barclays Bank PLC, 3.38%, 04/02/25	07/29/20	2,044	2,034	0.1
Barclays PLC, 6.38%, callable at 100 beginning 12/15/25	07/13/20	4,519	4,437	0.3
Barclays PLC, 7.25%, callable at 100 beginning 03/15/23	01/26/18	4,080	3,812	0.2
Barclays PLC, 7.88%, callable at 100 beginning 03/15/22	12/10/19	421	412	—
Barclays PLC, 3.13%, 01/17/24	04/12/18	144	136	—
Barclays PLC, 3.25%, 02/12/27	06/11/18	529	551	—
China Construction Bank (New Zealand) Limited, 0.98%, 12/20/21	12/19/19	1,894	1,900	0.1
China Construction Bank Corporation, 0.97%, 09/24/21	03/14/19	4,702	4,703	0.3
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.35%, 08/12/28	09/19/19	136	134	—
Cooperatieve Rabobank U.A., 6.63%, callable at 100 beginning 06/29/21	11/03/17	10,426	10,382	0.6
CPI Property Group, 1.63%, 04/23/27	01/16/20	333	339	—
Credit Suisse Group AG, 7.13%, callable at 100 beginning 07/29/22	12/12/19	211	208	—
Credit Suisse Group AG, 6.50%, 08/08/23	01/25/18	213	227	—
Deutsche Bank Aktiengesellschaft, 0.02%, 12/07/20	03/27/19	112	117	—
Deutsche Bank Aktiengesellschaft, 0.16%, 09/10/21	02/10/20	218	234	—
Deutsche Bank Aktiengesellschaft, 1.88%, 02/14/22	03/27/19	1,021	1,072	0.1
Deutsche Bank Aktiengesellschaft, 0.32%, 05/16/22	02/10/20	218	232	—
Dukinfield II PLC, Series A-2, 1.31%, 12/20/52	06/10/20	3,311	3,351	0.2
Dutch Property Finance 2020-1 B.V., Series 2020-A-1, 0.26%, 07/28/54	06/03/20	721	765	0.1
European Secured Lending S.A., SICAV-RAIF, Series 2019-A-PL1, 0.33%, 03/24/63	06/03/20	500	527	—
Eurosail PLC, Series 2007-A3A-6NCX, 0.76%, 09/13/45	10/15/18	62	60	—
Eurosail-UK 2007-3BL PLC, Series 2007-C1A-3X, 0.61%, 06/13/45	09/02/20	13,720	13,332	0.8
Finsbury Square 2018-2 PLC, Series 2018-A-2, 1.15%, 09/12/68	06/03/20	10,901	11,201	0.7
Gaz Capital S.A., 2.95%, 01/24/24	01/16/19	5,015	5,338	0.3
Gobierno de la Provincia de Buenos Aires, 28.19%, 04/12/25	09/19/19	42	37	—
HSBC Holdings PLC, 4.75%, callable at 100 beginning 07/04/29	12/05/18	1,085	1,224	0.1
HSBC Holdings PLC, 6.00%, callable at 100 beginning 09/29/23	12/10/18	235	247	—
IHO Verwaltungs GmbH, 3.63%, 05/15/25	05/22/19	446	469	—
IHO Verwaltungs GmbH, 3.88%, 05/15/27	05/22/19	220	235	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/PIMCO Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch, 0.98%, 12/21/21	12/19/19	997	1,000	0.1
ING Groep N.V., 6.88%, callable at 100 beginning 04/16/22	02/03/20	210	208	—
InterContinental Hotels Group PLC, 2.13%, 08/24/26	02/19/20	2,005	1,848	0.1
InterContinental Hotels Group PLC, 2.13%, 05/15/27	02/19/20	1,640	1,626	0.1
Intesa Sanpaolo S.p.A., 7.00%, callable at 100 beginning 01/19/21	02/04/20	558	592	0.1
Kennedy Wilson Europe Real Est PLC, 3.95%, 06/30/22	02/23/18	3,979	3,524	0.2
Kennedy Wilson Europe Real Est PLC, 3.25%, 11/12/25	02/22/18	3,760	3,413	0.2
Lloyds Banking Group PLC, 4.95%, callable at 100 beginning 06/27/25	02/05/20	220	231	—
Lloyds Banking Group PLC, 7.63%, callable at 100 beginning 06/27/23	12/05/18	2,163	2,207	0.1
Lloyds Banking Group PLC, 7.88%, callable at 100 beginning 06/27/29	04/10/18	3,003	2,664	0.2
Lloyds Banking Group PLC, 4.00%, 03/07/25	02/28/18	311	312	—
Mansard Mortgages PLC, Series 2006-B1-1X, 1.18%, 10/15/48	02/19/20	5,947	5,670	0.4
Ministry of Defence State of Israel, 3.80%, 05/13/60	05/12/20	425	477	—
NatWest Markets PLC, 0.63%, 03/02/22	10/17/18	1,029	1,060	0.1
Netflix, Inc., 3.63%, 05/15/27	09/27/17	833	885	0.1
Netflix, Inc., 3.63%, 06/15/30	10/22/19	11,266	10,928	0.7
Newgate Funding PLC, Series 2007-A3-2X, 0.22%, 12/15/50	11/28/17	6,061	5,938	0.4
Odebrecht Drilling Norbe VIII/IX Ltd, 6.35%, 12/01/21	09/28/18	18	17	—
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	03/29/18	13	12	—
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	11/03/17	87	14	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/20/18	78	14	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	9	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	9	—
Petroleos Mexicanos, 2.75%, 04/21/27	06/07/19	100	93	—
PT Pelabuhan Indonesia III (Persero), 4.50%, 05/02/23	04/24/18	501	529	—
QNB Finance Ltd, 1.84%, 07/18/21	08/29/18	401	401	—
Refinitiv US Holdings Inc., 4.50%, 05/15/26	09/18/18	350	368	—
Republica Bolivariana de Venezuela, 0.00%, 12/09/20	12/13/17	15	4	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/23	12/13/17	472	137	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	12/13/17	346	98	—
Republica Bolivariana de Venezuela, 0.00%, 04/21/25	12/13/17	260	79	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	88	27	—
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	220	66	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	28	—
Rio Oil Finance Trust, 9.25%, 07/06/24	11/28/17	135	138	—
Ripon Mortgages PLC, Series B1-1X, 1.27%, 08/20/56	06/25/20	3,705	3,853	0.2
Santander UK Group Holdings PLC, 6.75%, callable at 100 beginning 06/24/24	12/05/17	3,842	3,762	0.2
Santander UK Group Holdings PLC, 7.38%, callable at 100 beginning 06/24/22	01/23/20	424	402	—
Santander UK Group Holdings PLC, 1.13%, 09/08/23	11/29/18	111	119	—
Santander UK Group Holdings PLC, 0.36%, 03/27/24	11/28/18	326	347	—
Santander UK Group Holdings PLC, 2.92%, 05/08/26	11/15/18	881	953	0.1
Saudi Arabia, Kingdom of, 2.38%, 10/26/21	07/01/20	2,899	2,908	0.2
Saudi Arabia, Kingdom of, 4.00%, 04/17/25	04/10/18	4,696	5,216	0.3
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	09/16/19	5,775	6,085	0.4
Saudi Arabia, Kingdom of, 3.63%, 03/04/28	09/18/19	211	221	—
Saudi Arabia, Kingdom of, 4.38%, 04/16/29	09/16/19	667	702	0.1
Sinopec Group Overseas Development (2012) Limited, 3.90%, 05/17/22	02/26/20	2,476	2,508	0.2
Sinopec Group Overseas Development (2017) Limited, 2.50%, 09/13/22	02/26/20	708	719	0.1
Societe Generale, 6.75%, callable at 100 beginning 04/07/21	02/03/20	910	948	0.1
Stichting AK Rabobank Certificaten II, 0.00%	09/05/19	3,700	3,600	0.2
The Royal Bank of Scotland Group Public Limited Company, 2.50%, 03/22/23	11/15/18	1,388	1,477	0.1
The Royal Bank of Scotland Group Public Limited Company, 2.00%, 03/04/25	11/16/18	225	243	—
The Royal Bank of Scotland Group Public Limited Company, 1.75%, 03/02/26	01/24/19	1,664	1,816	0.1
UBS Group AG, 7.13%, callable at 100 beginning 08/10/21	12/10/19	1,964	1,947	0.1
UBS Group Funding (Switzerland) AG, 6.88%, callable at 100 beginning 03/22/21	12/10/19	1,524	1,513	0.1
UniCredit S.p.A., 6.75%, callable at 100 beginning 09/10/21	02/19/20	564	586	—
Volkswagen Bank Gesellschaft Mit Beschrankter Haftung, 0.00%, 06/15/21	10/11/18	116	117	—
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung, 0.02%, 07/06/21	10/10/18	115	117	—
		160,669	158,957	9.6

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	249	December 2020	AUD	36,862	(32)	241
Italy Government BTP Bond	254	December 2020	EUR	37,047	9	516
United States 10 Year Note	1,287	December 2020		179,377	(322)	199
					(345)	956

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/PIMCO Income Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
Long Gilt	(14)	December 2020	GBP	(1,900)	4	(7)
United States 5 Year Note	(33)	January 2021		(4,154)	3	(6)
United States Ultra Bond	(70)	December 2020		(15,637)	126	111
					133	98

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	4.65	(M)	05/10/22	MXN	3,300	—	(1)
28-Day MEXIBOR (M)	Receiving	4.83	(M)	05/27/22	MXN	300	—	—
28-Day MEXIBOR (M)	Receiving	4.74	(M)	06/03/22	MXN	800	—	—
28-Day MEXIBOR (M)	Receiving	4.58	(M)	06/10/22	MXN	900	—	—
28-Day MEXIBOR (M)	Receiving	7.98	(M)	12/10/27	MXN	900	—	(7)
28-Day MEXIBOR (M)	Receiving	7.99	(M)	12/21/27	MXN	100	—	(1)
28-Day MEXIBOR (M)	Receiving	8.01	(M)	12/21/27	MXN	3,800	1	(26)
28-Day MEXIBOR (M)	Receiving	7.91	(M)	12/30/27	MXN	200	—	(1)
28-Day MEXIBOR (M)	Receiving	8.03	(M)	01/31/28	MXN	400	—	(3)
28-Day MEXIBOR (M)	Receiving	8.05	(M)	01/31/28	MXN	600	—	(5)
28-Day MEXIBOR (M)	Receiving	7.38	(M)	08/14/37	MXN	600	—	(5)
28-Day MEXIBOR (M)	Receiving	7.36	(M)	08/21/37	MXN	100	—	(1)
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/16/22	MXN	600	—	2
28-Day MEXIBOR (M)	Paying	7.87	(M)	12/27/22	MXN	1,700	—	6
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/27/22	MXN	6,700	—	20
28-Day MEXIBOR (M)	Paying	7.75	(M)	01/05/23	MXN	300	—	1
28-Day MEXIBOR (M)	Paying	7.61	(M)	01/23/23	MXN	1,300	—	5
28-Day MEXIBOR (M)	Paying	7.81	(M)	02/06/23	MXN	600	—	2
28-Day MEXIBOR (M)	Paying	7.82	(M)	02/06/23	MXN	700	—	3
28-Day MEXIBOR (M)	Paying	7.55	(M)	04/18/23	MXN	77,200	(6)	259
28-Day MEXIBOR (M)	Paying	7.70	(M)	05/02/23	MXN	9,000	(1)	34
28-Day MEXIBOR (M)	Paying	7.67	(M)	03/05/25	MXN	279,500	(32)	1,485
28-Day MEXIBOR (M)	Paying	7.71	(M)	03/07/25	MXN	50,500	(6)	267
28-Day MEXIBOR (M)	Paying	7.72	(M)	03/07/25	MXN	50,200	(6)	266
28-Day MEXIBOR (M)	Paying	7.60	(M)	04/14/25	MXN	85,000	(10)	434
28-Day MEXIBOR (M)	Paying	7.61	(M)	04/15/25	MXN	20,600	(2)	105
28-Day MEXIBOR (M)	Paying	5.12	(M)	05/06/25	MXN	400	—	—
28-Day MEXIBOR (M)	Paying	5.28	(M)	05/23/25	MXN	100	—	—
28-Day MEXIBOR (M)	Paying	5.28	(M)	05/30/25	MXN	400	—	—
28-Day MEXIBOR (M)	Paying	5.16	(M)	06/06/25	MXN	400	—	—
28-Day MEXIBOR (M)	Paying	5.54	(M)	05/04/27	MXN	700	—	—
28-Day MEXIBOR (M)	Paying	7.15	(M)	06/11/27	MXN	6,200	(2)	34
28-Day MEXIBOR (M)	Paying	7.37	(M)	10/11/27	MXN	9,700	(3)	52
3M LIBOR (Q)	Receiving	1.50	(S)	12/18/21		1,500	—	(29)
3M LIBOR (Q)	Receiving	1.00	(S)	06/17/22		10,700	(1)	(268)
3M LIBOR (Q)	Receiving	2.50	(S)	12/18/24		2,400	2	(99)
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		1,600	1	(196)
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		11,000	11	(1,291)
3M LIBOR (Q)	Receiving	1.30	(S)	03/16/25		7,600	6	(331)
3M LIBOR (Q)	Receiving	1.30	(S)	03/18/25		7,600	6	(331)
3M LIBOR (Q)	Receiving	3.00	(S)	06/19/26		59,100	70	(6,809)
3M LIBOR (Q)	Receiving	1.74	(S)	12/16/26		13,000	22	(1,047)
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		2,000	5	(390)
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		11,100	21	(2,239)
3M LIBOR (Q)	Receiving	2.00	(S)	12/10/29		1,800	5	(214)
3M LIBOR (Q)	Receiving	1.50	(S)	12/18/29		3,600	9	(382)
3M LIBOR (Q)	Receiving	1.75	(S)	01/15/30		5,900	15	(509)
3M LIBOR (Q)	Receiving	2.00	(S)	02/12/30		3,500	9	(363)
3M LIBOR (Q)	Receiving	2.00	(S)	03/10/30		1,700	4	(206)
3M LIBOR (Q)	Receiving	1.43	(S)	03/17/30		3,800	12	(267)
3M LIBOR (Q)	Receiving	1.25	(S)	06/17/30		69,000	184	(6,697)
3M LIBOR (Q)	Receiving	0.71	(S)	07/28/30		1,700	5	1
3M LIBOR (Q)	Receiving	2.00	(S)	01/15/50		500	7	(108)
3M LIBOR (Q)	Receiving	1.63	(S)	01/16/50		900	13	(112)
3M LIBOR (Q)	Receiving	1.75	(S)	01/22/50		2,300	33	(352)
3M LIBOR (Q)	Receiving	1.63	(S)	02/03/50		11,500	162	(1,581)
3M LIBOR (Q)	Receiving	1.88	(S)	02/07/50		4,300	62	(830)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M British Bankers' Association Yen LIBOR (S)	Receiving	(0.02)	(S)	09/20/28	JPY	12,430,000	2	56
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.00	(S)	03/15/29	JPY	630,000	—	—
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	6,586,300	(28)	(1,972)
6M EURIBOR (S)	Receiving	0.15	(A)	06/17/30	EUR	4,300	3	(183)
6M EURIBOR (S)	Receiving	0.25	(A)	03/18/50	EUR	5,400	23	(793)
6M EURIBOR (S)	Receiving	0.50	(A)	06/17/50	EUR	2,500	11	(362)
6M GBP LIBOR (S)	Receiving	0.75	(S)	03/18/50	GBP	2,200	26	(199)
BRAZIBOR (A)	Paying	5.83	(A)	01/02/23	BRL	16,900	4	165
BRAZIBOR (A)	Paying	5.84	(A)	01/02/23	BRL	15,200	4	150
BRAZIBOR (A)	Paying	5.86	(A)	01/02/23	BRL	5,100	1	51
							642	(24,812)

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.EM.28.V2 (Q)	1.00	12/20/22	(19,655)	(228)	12	581
CDX.EM.29 (Q)	1.00	06/20/23	(3,854)	(60)	3	19
CDX.EM.30 (Q)	1.00	12/20/23	(15,228)	(340)	13	378
CDX.EM.31 (Q)	1.00	06/20/24	(4,888)	(116)	5	55
CDX.EM.32.V3 (Q)	1.00	12/20/24	(3,534)	(105)	4	44
CDX.EM.33.V2 (Q)	1.00	06/20/25	(1,805)	(71)	2	140
CDX.EM.34 (Q)	1.00	12/20/25	(1,100)	(70)	2	2
CDX.NA.HY.33.V12 (Q)	5.00	12/20/24	(6,266)	325	11	(104)
CDX.NA.HY.34.V9 (Q)	5.00	06/20/25	(10,488)	524	22	470
General Electric Company (Q)	1.00	12/20/20	(100)	—	—	3
General Electric Company (Q)	1.00	12/20/23	(200)	—	—	9
ITRAXX.EUR.33 (Q)	1.00	06/20/25	(4,290)	88	2	10
				(53)	76	1,607

JNL/PIMCO Income Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 06/28/52	DUB	Call	103.50	06/24/22	600,000	49
3M LIBOR, 06/28/52	DUB	Put	103.50	06/24/22	600,000	70
						119

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.34.V8, 06/20/25	GSC	Put	99.00	11/18/20		14,400,000	(107)
CDX.NA.IG.33, 12/20/24	GSC	Put	250.00	03/17/21		4,406,000	(5)
CDX.NA.IG.34, 06/20/25	CSI	Call	60.00	10/21/20		4,700,000	(5)
CDX.NA.IG.34, 06/20/25	CSI	Put	100.00	10/21/20		4,700,000	—
CDX.NA.IG.34, 06/20/25	DUB	Put	105.00	11/18/20		24,500,000	(57)
CDX.NA.IG.34, 06/20/25	GSC	Put	90.00	10/21/20		17,600,000	(38)
CDX.NA.IG.34, 06/20/25	GSC	Put	100.00	12/16/20		4,300,000	(17)
CDX.NA.IG.35, 12/20/25	GSC	Put	90.00	12/16/20		16,800,000	(34)
ITRAXX.EUR.32, 12/20/24	GSC	Put	250.00	03/17/21	EUR	5,359,000	(1)
ITRAXX.EUR.33, 06/20/25	CSI	Call	45.00	12/16/20	EUR	4,900,000	(1)
ITRAXX.EUR.33, 06/20/25	CSI	Put	80.00	12/16/20	EUR	4,900,000	(13)
ITRAXX.EUR.34, 12/20/25	DUB	Put	90.00	12/16/20	EUR	4,900,000	(9)
							(287)
Options on Securities
Federal National Mortgage Association, Inc., 2.00%, 12/15/50	JPM	Call	103.00	12/07/20		4,000,000	(3)
Federal National Mortgage Association, Inc., 2.00%, 12/15/50	JPM	Put	101.00	12/07/20		4,000,000	(5)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/PIMCO Income Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Government National Mortgage Association, 2.50%, 01/15/48	JPM	Put	103.00	01/14/21	21,700,000	(38)
						(46)

JNL/PIMCO Income Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	10/02/20	BRL	40,865	7,267	(31)
BRL/USD	GSC	10/02/20	BRL	1,200	213	(1)
BRL/USD	CIT	11/04/20	BRL	42,065	7,475	35
CLP/USD	CIT	10/27/20	CLP	590,430	753	(19)
CNY/USD	GSC	12/16/20	CNY	115,425	16,855	264
EUR/USD	CIT	11/17/20	EUR	4,665	5,473	(61)
GBP/USD	CIT	11/17/20	GBP	1,133	1,462	1
IDR/USD	CIT	12/16/20	IDR	54,150,431	3,613	(43)
INR/USD	CIT	12/16/20	INR	610,554	8,210	78
INR/USD	GSC	12/16/20	INR	183,894	2,473	24
MXN/USD	CIT	10/21/20	MXN	232,750	10,502	(266)
MXN/USD	CIT	12/09/20	MXN	66,214	2,971	62
RUB/USD	GSC	10/13/20	RUB	1,019,241	13,101	(1,164)
RUB/USD	GSC	10/16/20	RUB	459,762	5,907	(501)
USD/AUD	GSC	11/17/20	AUD	(1,006)	(721)	(2)
USD/AUD	GSC	11/17/20	AUD	(387)	(277)	8
USD/BRL	CIT	10/02/20	BRL	(42,065)	(7,481)	(36)
USD/EUR	CIT	11/17/20	EUR	(4,699)	(5,513)	(37)
USD/EUR	CIT	11/17/20	EUR	(115,222)	(135,171)	1,129
USD/GBP	CIT	11/17/20	GBP	(90,179)	(116,389)	1,955
USD/JPY	GSC	11/17/20	JPY	(187,100)	(1,775)	1
USD/MXN	CIT	12/09/20	MXN	(9,001)	(404)	1
USD/NZD	GSC	11/17/20	NZD	(14,224)	(9,407)	(116)
USD/PEN	CIT	10/23/20	PEN	(5,382)	(1,494)	13
					(192,357)	1,294

JNL/PIMCO Income Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
7-Day China Fixing Repo Rate (Q)	Paying	CGM	2.85	(Q)	01/23/25	CNY	24,000	—	37
7-Day China Fixing Repo Rate (Q)	Paying	CGM	2.85	(Q)	01/23/25	CNY	24,100	—	38
								—	75

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.HY.33.V12 (Q)	CGM	N/A	5.00	12/20/24	(13,709)	2,318	2,282	36
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(36,500)	237	(328)	565
CMBX.NA.AAA.11 (M)	DUB	N/A	0.50	11/18/54	(7,800)	28	(74)	102
CMBX.NA.AAA.11 (M)	GSC	N/A	0.50	11/18/54	(7,500)	26	(41)	67
CMBX.NA.AAA.13 (M)	GSC	N/A	0.50	12/16/72	(45,400)	(530)	(1,418)	888
CMBX.NA.AAA.6 (M)	GSC	N/A	0.50	05/11/63	(11,146)	51	63	(12)
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(24,125)	193	48	145
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	1.81	1.00	06/20/23	(300)	1	(3)	4
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	2.06	1.00	06/20/24	(3,300)	(14)	(56)	42
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.95	1.00	12/20/23	(2,400)	2	(40)	42
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	2.23	1.00	12/20/24	(1,500)	(14)	(12)	(2)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.00	1.00	12/20/22	(1,000)	5	7	(2)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.81	1.00	06/20/23	(7,200)	22	(55)	77
Minfin Rossii, FKU (Q)	CGM	1.44	1.00	12/20/22	(6,900)	42	(20)	62
Ministry of Finance Russian Federation (Q)	GSC	1.82	1.00	12/20/24	(6,000)	(13)	30	(43)
Ministry of Finance Russian Federation (Q)	GSC	0.00	1.00	06/20/23	(200)	1	3	(2)
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	1.97	1.00	12/20/22	(4,800)	(53)	(158)	105
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	2.10	1.00	06/20/23	(400)	(8)	(25)	17
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	2.56	1.00	12/20/24	(700)	(33)	(12)	(21)
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	2.56	1.00	12/20/24	(500)	(24)	(8)	(16)
South Africa, Parliament of (Q)	CGM	3.62	1.00	06/20/23	(1,500)	(58)	(76)	18
South Africa, Parliament of (Q)	GSC	3.86	1.00	06/20/24	(600)	(37)	(25)	(12)
					(183,480)	2,142	82	2,060

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 75.6%
Financials 31.5%
AerCap Ireland Capital Designated Activity Company
3.50%, 05/26/22 - 01/15/25	400	396
4.45%, 04/03/26	600	597
3.65%, 07/21/27	1,400	1,286
AerCap Ireland Limited
4.50%, 05/15/21	450	459
3.95%, 02/01/22	400	405
AIA Group Limited
3.60%, 04/09/29 (a)	1,200	1,351
AIB Group Public Limited Company
4.26%, 04/10/25 (a)	600	645
Ally Financial Inc.
3.05%, 06/05/23	1,900	1,974
1.45%, 10/02/23 (b)	1,700	1,697
3.88%, 05/21/24	100	107
8.00%, 11/01/31 (b)	500	684
Ambac LSNI, LLC
6.00%, (3M USD LIBOR + 5.00%), 02/12/23 (a) (c)	459	459
American Financial Group, Inc.
3.50%, 08/15/26	900	970
American International Group, Inc.
5.75%, 04/01/48	100	110
4.38%, 01/15/55	400	459
Aon Corporation
2.80%, 05/15/30	1,200	1,299
Arch Capital Group Ltd.
3.64%, 06/30/50	615	660
Ares Finance Co. II LLC
3.25%, 06/15/30 (a)	1,200	1,253
Avolon Holdings Funding Limited
5.13%, 10/01/23 (a)	800	802
5.50%, 01/15/26 (a)	400	402
AXIS Specialty Finance PLC
4.00%, 12/06/27	700	773
Azul Investments LLP
5.88%, 10/26/24 (a)	100	76
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	4,700	4,709
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (callable at 100 beginning 09/24/23), EUR (d) (e)	600	691
1.13%, 09/18/25 (f)	6,800	6,751
Banco Bradesco S.A.
2.85%, 01/27/23 (a)	2,500	2,538
Banco do Brasil S.A
4.75%, 03/20/24 (e)	200	210
4.63%, 01/15/25 (a)	300	316
Banco General, S.A.
4.13%, 08/07/27 (a)	200	220
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (callable at 100 beginning 09/27/24) (a) (d)	1,000	987
Banco Santander, S.A.
3.31%, 06/27/29	600	653
3.49%, 05/28/30 (f)	4,600	5,022
Banco Santander-Chile
2.70%, 01/10/25 (a)	1,600	1,687
Banco Votorantim S.A.
4.50%, 09/24/24 (e)	1,000	1,032
Bancolombia SA
4.63%, 12/18/29	1,200	1,162
Bank of America Corporation
4.30%, (callable at 100 beginning 01/28/25) (d)	2,700	2,626
5.13%, (callable at 100 beginning 06/20/24) (d)	1,600	1,649
3.56%, 04/23/27	500	558
3.82%, 01/20/28 (c)	5,000	5,664
3.42%, 12/20/28	631	703
4.27%, 07/23/29	900	1,055
3.97%, 02/07/30	10,100	11,706
1.90%, 07/23/31	400	398
Barclays PLC
7.13%, (callable at 100 beginning 06/15/25), GBP (d)	900	1,209
7.75%, (callable at 100 beginning 09/15/23) (d) (f)	700	719
7.88%, (callable at 100 beginning 03/15/22) (d) (e)	2,200	2,266
1.88%, 03/23/21, EUR (e)	200	237
1.70%, 05/12/22 (f)	1,800	1,830
7.63%, 11/21/22	2,400	2,646
1.66%, (3M USD LIBOR + 1.38%), 05/16/24 (c)	2,477	2,489
4.34%, 05/16/24 (c) (f)	200	215
2.85%, 05/07/26 (f)	1,400	1,454
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	500	546
4.25%, 12/15/25 (a)	300	343
BBVA Bancomer, S.A.
6.75%, 09/30/22 (a)	1,051	1,131
6.75%, 09/30/22 (b) (e)	329	354
5.13%, 01/18/33 (e)	600	578
5.88%, 09/13/34 (a)	500	506
BGC Partners, Inc.
5.13%, 05/27/21	1,100	1,135
4.38%, 12/15/25 (a)	700	709
BlackRock, Inc.
1.90%, 01/28/31	1,100	1,141
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (a)	800	1,013
BNP Paribas
7.00%, (callable at 100 beginning 08/16/28) (a) (d)	200	230
2.82%, 11/19/25 (a)	5,500	5,801
4.40%, 08/14/28 (a)	900	1,053
Boral Finance Pty Limited
3.75%, 05/01/28 (a)	1,300	1,343
BPCE
1.48%, (3M USD LIBOR + 1.22%), 05/22/22 (a) (c)	500	505
2.75%, 01/11/23 (a)	2,500	2,615
Brookfield Financial, Inc.
3.90%, 01/25/28	500	557
4.35%, 04/15/30	1,600	1,859
3.50%, 03/30/51	800	785
Brookfield Financial, LLC
4.00%, 04/01/24	500	551
Brown & Brown, Inc.
2.38%, 03/15/31	300	302
BTG Pactual Holding S.A.
5.50%, 01/31/23 (a)	600	625
4.50%, 01/10/25 (a)	2,700	2,758
Cantor Fitzgerald, L.P.
4.88%, 05/01/24 (a) (g)	600	657
Carlyle Finance LLC
3.50%, 09/19/29 (a)	500	544
China Construction Bank (New Zealand) Limited
0.98%, (3M USD LIBOR + 0.75%), 12/20/21 (c) (e)	500	500
Cielo USA Inc.
3.75%, 11/16/22 (a) (b)	600	610
Citigroup Inc.
4.70%, (callable at 100 beginning 01/30/25) (d)	1,600	1,549
5.00%, (callable at 100 beginning 09/12/24) (d)	2,200	2,193
5.95%, (callable at 100 beginning 05/15/25) (d)	1,100	1,153
2.90%, 12/08/21	100	103
2.88%, 07/24/23	900	934
1.27%, (3M USD LIBOR + 1.02%), 06/01/24 (c)	600	603
4.08%, 04/23/29	1,200	1,380
2.98%, 11/05/30	5,800	6,254
Citizens Bank, National Association
3.75%, 02/18/26	600	688
Citizens Financial Group, Inc.
5.65%, (callable at 100 beginning on 10/06/25) (d)	1,500	1,580
3.25%, 04/30/30	300	331

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
CNA Financial Corporation
2.05%, 08/15/30	300	299
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (d) (e)	1,800	2,173
3.75%, 07/21/26	1,000	1,115
Credit Agricole SA
3.75%, 04/24/23 (a)	250	268
Credit Suisse (USA), Inc.
3.00%, 10/29/21	300	308
Credit Suisse Group AG
5.10%, (callable at 100 beginning 01/24/30) (a) (d)	3,100	2,981
6.38%, (callable at 100 beginning 07/01/25) (a) (d)	1,100	1,174
7.25%, (callable at 100 beginning 09/12/25) (a) (d)	3,200	3,473
7.50%, (callable at 100 beginning 07/17/23) (a) (d)	5,700	5,987
6.50%, 08/08/23 (e)	300	340
6.50%, 08/08/23 (a)	200	226
2.59%, 09/11/25 (a)	1,700	1,774
3.87%, 01/12/29 (a)	700	781
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	900	952
3.75%, 03/26/25	800	886
4.55%, 04/17/26	700	814
Credit Suisse Holdings (USA), Inc.
2.10%, 11/12/21	600	611
DAE Funding LLC
5.75%, 11/15/23 (a)	1,100	1,110
Daimler Finance North America LLC
3.75%, 11/05/21 (a)	3,700	3,819
Danske Bank A/S
3.24%, 12/20/25 (a)	1,000	1,064
Deutsche Bank Aktiengesellschaft
6.00%, (callable at 100 beginning 10/30/25) (d)	1,400	1,209
3.15%, 01/22/21	500	502
4.25%, 10/14/21	2,200	2,260
5.00%, 02/14/22	900	941
1.47%, (3M USD LIBOR + 1.19%), 11/16/22 (c)	500	492
3.30%, 11/16/22	300	309
2.22%, 09/18/24 (f)	900	906
3.55%, 09/18/31 (f)	7,400	7,447
Diamond Finance International Limited
4.42%, 06/15/21 (a)	349	357
5.45%, 06/15/23 (a)	7,825	8,577
6.02%, 06/15/26 (a)	2,900	3,409
Digital Realty Trust, L.P.
3.60%, 07/01/29	1,100	1,256
Digital Stout Holding, LLC
3.75%, 10/17/30, GBP (e)	300	457
Discover Bank
2.70%, 02/06/30	1,300	1,360
Discover Financial Services
6.13%, (callable at 100 beginning 06/23/25) (d)	2,100	2,218
4.10%, 02/09/27	400	442
E*Trade Financial Corporation
5.88%, (callable at 100 beginning 09/15/26) (d)	1,000	1,085
4.50%, 06/20/28	2,500	2,927
Emerald Bay SA
0.00%, 10/19/20, EUR (a) (h)	100	116
ERP Operating Limited Partnership
2.50%, 02/15/30	1,200	1,272
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (a)	600	727
4.63%, 04/29/30 (a)	1,900	2,059
Fairstone Financial Inc.
7.88%, 07/15/24 (a)	500	517
Fidelity National Financial, Inc.
5.50%, 09/01/22	300	325
3.40%, 06/15/30	1,900	2,042
2.45%, 03/15/31	300	297
First American Financial Corporation
4.30%, 02/01/23	650	693
4.60%, 11/15/24	200	222
Flagstar Bancorp, Inc.
6.13%, 07/15/21	800	798
FMR LLC
4.95%, 02/01/33 (a)	700	945
Ford Motor Credit Company LLC
3.34%, 03/18/21	200	200
5.88%, 08/02/21	300	307
5.60%, 01/07/22	2,900	2,961
1.33%, (3M USD LIBOR + 1.08%), 08/03/22 (c)	1,400	1,326
3.55%, 10/07/22	2,200	2,180
3.09%, 01/09/23	4,600	4,502
3.10%, 05/04/23	200	195
1.74%, 07/19/24, EUR	3,000	3,270
Freedom Mortgage Corporation
10.75%, 04/01/24 (a)	1,200	1,269
8.13%, 11/15/24 (a)	100	100
8.25%, 04/15/25 (a)	100	102
GE Capital Funding LLC
3.45%, 05/15/25 (a)	400	428
4.40%, 05/15/30 (a)	7,500	8,062
4.55%, 05/15/32 (a)	4,000	4,280
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	800	844
General Motors Financial Company, Inc.
1.82%, (3M USD LIBOR + 1.55%), 01/14/22 (c)	200	201
1.53%, (3M USD LIBOR + 1.31%), 06/30/22 (c)	400	399
3.55%, 07/08/22	1,500	1,551
Glencore Funding LLC
4.13%, 03/12/24 (a)	1,000	1,082
Global Payments Inc.
3.20%, 08/15/29	200	218
Globe Life Inc.
2.15%, 08/15/30	2,100	2,113
Goodman HK Finance
4.38%, 06/19/24 (e)	300	324
Greene King Finance PLC
5.32%, 09/15/31, GBP (e) (i)	388	547
High Street Funding Trust I
4.11%, 02/15/28	100	112
HSBC Holdings PLC
4.75%, (callable at 100 beginning 07/04/29), EUR (d) (e)	800	924
5.88%, (callable at 100 beginning 09/28/26), GBP (d)	700	912
6.50%, (callable at 100 beginning 03/23/28) (d) (f)	400	424
6.88%, (callable at 100 beginning 06/01/21) (d) (f)	600	612
3.60%, 05/25/23	800	853
2.63%, 11/07/25 (f)	1,200	1,245
4.30%, 03/08/26	725	816
3.90%, 05/25/26	600	663
1.63%, (3M USD LIBOR + 1.38%), 09/12/26 (c) (f)	500	501
4.29%, 09/12/26 (f)	200	223
4.04%, 03/13/28 (c)	200	221
3.00%, 07/22/28, GBP (f)	700	965
4.58%, 06/19/29 (f)	1,100	1,264
3.97%, 05/22/30	6,700	7,487
2.85%, 06/04/31 (f)	2,500	2,583
2.36%, 08/18/31 (f)	2,600	2,575
Imperial Brands Finance PLC
3.75%, 07/21/22 (a)	900	940
3.50%, 02/11/23 (a)	400	417
3.13%, 07/26/24 (a) (g)	500	528
3.50%, 07/26/26 (a) (g)	800	866
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch
0.98%, (3M USD LIBOR + 0.75%), 12/21/21 (c) (e)	800	800
ING Groep N.V.
5.75%, (callable at 100 beginning 11/16/26) (d)	700	728
4.63%, 01/06/26 (a)	1,000	1,172

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Intercontinental Exchange, Inc.
2.10%, 06/15/30	1,300	1,343
1.85%, 09/15/32	3,300	3,282
Intesa Sanpaolo S.p.A.
7.75%, (callable at 100 beginning 01/11/27), EUR (d) (e)	600	790
6.50%, 02/24/21 (a)	250	255
5.71%, 01/15/26 (a)	875	955
Itau Unibanco Holding S.A.
3.25%, 01/24/25 (a)	2,300	2,342
Jefferies Finance LLC
7.25%, 08/15/24 (a)	400	414
6.25%, 06/03/26 (a)	200	204
JPMorgan Chase & Co.
3.74%, (3M USD LIBOR + 3.47%), (callable at 100 beginning 01/30/21) (c) (d)	537	516
4.00%, (callable at 100 beginning 04/01/25) (d)	4,700	4,436
4.60%, (callable at 100 beginning 02/01/25) (d)	2,900	2,818
5.00%, (callable at 100 beginning 08/01/24) (d)	700	698
6.10%, (callable at 100 beginning 10/01/24) (d)	900	945
3.56%, 04/23/24	235	252
3.22%, 03/01/25	1,380	1,482
2.30%, 10/15/25	2,800	2,943
3.30%, 04/01/26	1,700	1,886
3.78%, 02/01/28 (c)	7,000	7,915
2.74%, 10/15/30	11,100	11,947
KKR Group Finance Co. VI LLC
3.75%, 07/01/29 (a)	1,200	1,382
KWG Group Holdings Limited
6.00%, 09/15/22 (e)	400	403
Lazard Group LLC
3.75%, 02/13/25	300	326
4.50%, 09/19/28	1,200	1,379
4.38%, 03/11/29	400	457
LeasePlan Corporation N.V.
2.88%, 10/24/24 (a)	5,300	5,472
Legg Mason, Inc.
3.95%, 07/15/24	100	110
Lloyds Banking Group PLC
7.63%, (callable at 100 beginning 06/27/23), GBP (d) (e) (f)	1,000	1,337
1.03%, (3M USD LIBOR + 0.80%), 06/21/21 (c)	400	401
4.05%, 08/16/23 (f)	1,600	1,735
4.45%, 05/08/25 (f)	800	905
4.58%, 12/10/25	400	439
2.44%, 02/05/26 (f)	600	622
Loews Corporation
3.20%, 05/15/30	100	111
Meiji Yasuda Life Insurance Company
5.10%, 04/26/48 (a)	200	244
Mitsubishi UFJ Financial Group Inc
1.10%, (3M USD LIBOR + 0.86%), 07/26/23 (c)	300	303
2.80%, 07/18/24	1,800	1,921
1.41%, 07/17/25	9,800	9,930
Mitsubishi UFJ Lease & Finance Company Limited
2.65%, 09/19/22 (a)	700	721
Mizuho Financial Group Inc
2.63%, 04/12/21 (a)	700	708
1.13%, (3M USD LIBOR + 0.88%), 09/11/22 (c)	800	807
1.10%, (3M USD LIBOR + 0.85%), 09/13/23 (c)	2,200	2,208
2.87%, 09/13/30	4,400	4,694
1.98%, 09/08/31	1,900	1,880
Moody's Corporation
4.88%, 02/15/24	290	326
3.25%, 05/20/50	1,000	1,073
Morgan Stanley
3.13%, 01/23/23	3,400	3,595
0.83%, (3M CIDOR + 0.30%), 02/03/23, CAD (c)	2,200	1,638
3.88%, 01/27/26	300	341
MUFG Americas Holdings Corporation
3.00%, 02/10/25	800	862
MUFG Union Bank, National Association
2.10%, 12/09/22	1,300	1,341
Multibank, Inc.
4.38%, 11/09/22 (a)	200	203
Muthoot Finance Limited
4.40%, 09/02/23 (a)	2,300	2,240
National Securities Clearing Corporation
1.20%, 04/23/23 (a)	1,400	1,423
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (a)	800	816
Nationwide Building Society
10.25%, GBP (d)	535	1,129
Nationwide Financial Services, Inc.
3.90%, 11/30/49 (a)	500	512
Navient Corporation
5.88%, 03/25/21	100	101
6.50%, 06/15/22	200	204
New York Life Insurance Company
4.45%, 05/15/69 (a)	600	729
Nippon Life Insurance Company of America
3.40%, 01/23/50 (a)	600	640
Nomura Holdings, Inc.
2.65%, 01/16/25	1,200	1,262
1.85%, 07/16/25	1,300	1,323
3.10%, 01/16/30	1,300	1,378
Nordea Bank ABP
6.63%, (callable at 100 beginning 03/26/26) (a) (d)	300	338
Novatek Finance Designated Activity Company
4.42%, 12/13/22 (e)	500	526
NTT Finance Corporation
1.90%, 07/21/21 (e)	2,050	2,073
Nuveen Finance, LLC
4.13%, 11/01/24 (a)	500	563
Ohio National Financial Services, Inc.
5.55%, 01/24/30 (a)	3,100	2,944
Pacific LifeCorp
3.35%, 09/15/50 (a)	400	400
Petrobras Global Finance B.V.
5.09%, 01/15/30	178	187
7.25%, 03/17/44	900	1,026
Phosagro Bond Funding Designated Activity Company
3.05%, 01/23/25 (a)	600	613
Pine Street Trust I
4.57%, 02/15/29 (a)	1,600	1,825
Principal Financial Group, Inc.
3.70%, 05/15/29	100	116
Protective Life Corporation
4.30%, 09/30/28 (a)	1,000	1,127
3.40%, 01/15/30 (a)	700	750
Radian Group Inc.
6.63%, 03/15/25	500	530
Reinsurance Group of America, Incorporated
3.95%, 09/15/26	600	675
Rio Oil Finance Trust
9.25%, 07/06/24 (e) (i)	307	332
9.25%, 07/06/24 (a)	128	138
9.75%, 01/06/27 (a)	160	180
8.20%, 04/06/28 (a)	594	638
Santander Holdings USA, Inc.
3.40%, 01/18/23	1,100	1,152
3.50%, 06/07/24	600	643
3.24%, 10/05/26	2,200	2,346
4.40%, 07/13/27	100	110
Santander UK Group Holdings PLC
7.38%, (callable at 100 beginning 06/24/22), GBP (d) (e)	295	395
3.40%, 06/01/21 (f)	500	511
3.75%, 11/15/21 (f)	2,100	2,174
1.63%, 02/12/23 (a)	5,400	5,551
2.88%, 06/18/24	800	854
4.80%, 11/15/24	532	586
4.75%, 09/15/25 (a)	600	660
1.53%, 08/21/26 (f)	2,100	2,068
SB Capital S.A.
6.13%, 02/07/22 (e)	1,500	1,578

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
5.13%, 10/29/22 (e)	3,100	3,251
5.25%, 05/23/23 (e)	200	212
SBL Holdings, LLC
5.13%, 11/13/26 (a)	700	669
Shriram Transport Finance Company Limited
5.95%, 10/24/22 (e)	900	852
5.10%, 07/16/23 (a)	1,900	1,750
SLM Corporation
7.25%, 01/25/22	100	103
5.13%, 04/05/22	400	410
SMBC Aviation Capital Finance Designated Activity Company
2.65%, 07/15/21 (a)	1,700	1,711
3.00%, 07/15/22 (a)	800	816
3.55%, 04/15/24 (a)	1,100	1,153
Springleaf Finance Corporation
7.75%, 10/01/21	800	838
Standard Chartered PLC
3.79%, 05/21/25 (a)	1,000	1,065
2.82%, 01/30/26 (a)	1,600	1,657
State Bank of India
3.25%, 01/24/22 (e)	700	711
State Street Corporation
5.63%, (callable at 100 beginning 12/15/23) (d)	400	411
Stichting AK Rabobank Certificaten II
0.00%, EUR (c) (d) (e) (i)	600	836
Stifel Financial Corp.
4.00%, 05/15/30	900	991
Sumitomo Mitsui Financial Group, Inc.
1.92%, (3M USD LIBOR + 1.68%), 03/09/21 (c)	1,200	1,208
1.41%, (3M USD LIBOR + 1.14%), 10/19/21 (c)	1,300	1,312
1.05%, (3M USD LIBOR + 0.78%), 07/12/22 (c)	500	503
1.47%, 07/08/25	3,900	3,964
3.04%, 07/16/29	4,300	4,674
2.13%, 07/08/30	3,000	3,038
Sumitomo Mitsui Trust Bank Ltd
1.05%, 09/12/25 (a)	1,700	1,706
Sydney Airport Finance Company Pty Limited
3.63%, 04/28/26 (a)	200	215
Synchrony Financial
4.38%, 03/19/24	400	433
4.25%, 08/15/24	100	109
3.95%, 12/01/27	2,900	3,103
Syngenta Finance N.V.
3.93%, 04/23/21 (a)	300	303
3.13%, 03/28/22	1,200	1,222
4.44%, 04/24/23 (a)	200	211
4.89%, 04/24/25 (a)	200	217
5.18%, 04/24/28 (a)	1,900	2,091
Synovus Bank
2.29%, 02/10/23	4,500	4,555
Tesco Property Finance 5 PLC
5.66%, 10/13/41, GBP (e)	588	1,009
The Bank of New York Mellon Corporation
4.70%, (callable at 100 beginning 09/20/25) (d)	800	849
2.80%, 05/04/26	1,800	1,992
The Bank of Nova Scotia
4.90%, (callable at 100 beginning on 06/04/25) (d) (f)	500	520
The Blackstone Group Inc.
2.50%, 01/10/30 (a)	5,700	6,125
5.00%, 06/15/44 (a)	300	393
The Charles Schwab Corporation
5.00%, (callable at 100 beginning 12/01/27) (d)	900	920
5.38%, (callable at 100 beginning 06/01/25) (d)	2,400	2,598
The Depository Trust & Clearing Corporation
3.42%, (callable at 100 beginning 12/15/20) (a) (d)	250	237
The Goldman Sachs Group, Inc.
1.01%, (3M USD LIBOR + 0.75%), 02/23/23 (c)	600	602
3.50%, 01/23/25	600	657
3.75%, 02/25/26	1,000	1,123
3.69%, 06/05/28 (c)	400	449
4.22%, 05/01/29	2,400	2,796
2.60%, 02/07/30	1,000	1,055
The Hanover Insurance Group, Inc.
2.50%, 09/01/30	500	513
The PNC Financial Services Group, Inc.
2.55%, 01/22/30	3,100	3,365
The Royal Bank of Scotland Group Public Limited Company
8.63%, (callable at 100 beginning 08/15/21) (d) (f)	5,799	5,973
2.00%, 03/08/23, EUR	200	239
6.00%, 12/19/23	1,000	1,121
1.78%, (3M USD LIBOR + 1.55%), 06/25/24 (c)	1,801	1,819
4.52%, 06/25/24 (c) (f)	1,100	1,183
4.27%, 03/22/25 (f)	1,400	1,522
1.75%, 03/02/26, EUR (e)	600	726
5.08%, 01/27/30 (c) (f)	200	238
Truist Financial Corporation
5.10%, (callable at 100 beginning 03/01/30) (d)	1,400	1,513
UBS AG
7.63%, 08/17/22	2,403	2,670
5.13%, 05/15/24 (e)	900	992
4.75%, 02/12/26, EUR (c) (e)	400	474
UBS Group AG
7.13%, (callable at 100 beginning 08/10/21) (d) (e) (f)	2,300	2,357
3.13%, 08/13/30 (a)	400	444
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (a)	250	285
UBS Group Funding (Switzerland) AG
3.49%, 05/23/23 (a)	2,600	2,712
UniCredit S.p.A.
7.50%, (callable at 100 beginning 06/03/26), EUR (d) (e)	1,400	1,772
6.57%, 01/14/22 (a)	500	531
7.83%, 12/04/23 (a)	1,200	1,405
5.46%, 06/30/35 (a) (f)	1,200	1,221
Unum Group
4.50%, 03/15/25	700	776
Virgin Media Secured Finance PLC
4.25%, 01/15/30, GBP (a)	300	382
Virgin Money UK PLC
4.00%, 09/03/27, GBP (e)	900	1,197
Visa Inc.
3.15%, 12/14/25	400	447
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (a) (b)	1,900	1,935
Volkswagen Group of America, Inc.
1.08%, (3M USD LIBOR + 0.86%), 09/24/21 (a) (c)	900	903
1.20%, (3M USD LIBOR + 0.94%), 11/12/21 (a) (c)	500	500
3.35%, 05/13/25 (a)	1,900	2,074
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung
2.13%, 04/04/22, EUR (e)	700	844
Wells Fargo & Company
2.63%, 07/22/22	300	311
1.37%, (3M USD LIBOR + 1.11%), 01/24/23 (c)	1,500	1,520
1.49%, (3M USD LIBOR + 1.23%), 10/31/23 (c)	1,400	1,425
3.30%, 09/09/24	950	1,036
3.55%, 09/29/25	900	1,001
2.41%, 10/30/25	2,700	2,832
2.16%, 02/11/26	6,600	6,852
3.20%, 06/17/27	800	869
3.58%, 05/22/28 (c)	4,800	5,355
2.39%, 06/02/28	7,200	7,514
Wells Fargo Bank, National Association
0.87%, (3M USD LIBOR + 0.62%), 05/27/22 (c)	250	251
2.90%, 05/27/22	350	355
3.55%, 08/14/23	1,000	1,083
Willis North America Inc.
2.95%, 09/15/29	5,500	5,938
Woodside Finance Limited
4.60%, 05/10/21 (a)	600	607
3.65%, 03/05/25 (a)	600	636
4.50%, 03/04/29 (a)	2,000	2,232

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
XLIT Ltd
4.45%, 03/31/25	400	452
		555,089
Communication Services 6.9%
21Vianet Group, Inc.
7.88%, 10/15/21 (e)	500	510
Activision Blizzard, Inc.
3.40%, 09/15/26	900	1,022
Altice Financing S.A.
2.25%, 01/15/25, EUR (a)	300	337
AT&T Inc.
4.10%, 02/15/28	1,520	1,756
2.75%, 06/01/31	5,100	5,363
3.50%, 06/01/41	5,900	6,200
4.80%, 06/15/44	85	101
4.35%, 06/15/45	26	29
4.50%, 03/09/48	514	589
3.65%, 06/01/51	4,200	4,204
3.50%, 09/15/53 (a)	136	131
3.55%, 09/15/55 (a)	8,578	8,236
3.65%, 09/15/59 (a)	2,681	2,598
Baidu, Inc.
4.38%, 05/14/24	200	219
4.88%, 11/14/28	1,100	1,303
CC Holdings GS V LLC
3.85%, 04/15/23	200	215
CCO Holdings, LLC
4.50%, 08/15/30 (a)	4,800	5,039
4.25%, 02/01/31 (a)	2,800	2,894
CenturyLink, Inc.
4.00%, 02/15/27 (a)	2,900	2,942
Charter Communications Operating, LLC
4.50%, 02/01/24	1,500	1,660
3.75%, 02/15/28	300	331
5.05%, 03/30/29	100	119
2.80%, 04/01/31	200	207
5.38%, 05/01/47	400	473
5.75%, 04/01/48	300	371
4.80%, 03/01/50	2,000	2,287
Comcast Corporation
2.35%, 01/15/27	200	215
3.30%, 02/01/27	400	451
4.15%, 10/15/28	1,700	2,045
2.65%, 02/01/30	2,000	2,169
3.75%, 04/01/40	5,800	6,775
4.50%, 01/15/43	500	631
4.60%, 08/15/45	400	514
3.40%, 07/15/46	1,200	1,324
4.70%, 10/15/48	4,500	5,948
4.00%, 11/01/49	300	363
2.80%, 01/15/51	1,750	1,752
Cox Communications, Inc.
3.15%, 08/15/24 (a)	800	861
1.80%, 10/01/30 (a)	1,400	1,377
Crown Communication Inc.
4.24%, 07/15/28	100	114
Deutsche Telekom AG
3.63%, 01/21/50 (a)	500	555
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	600	425
Discovery Communications, LLC
3.45%, 03/15/25	100	109
DISH DBS Corporation
6.75%, 06/01/21	1,000	1,025
Expedia Group, Inc.
6.25%, 05/01/25 (a)	700	771
7.00%, 05/01/25 (a)	1,100	1,186
3.80%, 02/15/28	500	502
Globo Comunicacao e Participacoes S.A.
4.88%, 01/22/30 (a)	2,000	1,969
Level 3 Financing, Inc.
3.88%, 11/15/29 (a)	1,300	1,407
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)	1,000	1,079
MTN (Mauritius) Investments Limited
4.76%, 11/11/24 (a)	200	205
Netflix, Inc.
3.88%, 11/15/29, EUR (a)	400	517
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (j)	400	386
RELX Capital Inc.
3.50%, 03/16/23	200	213
3.00%, 05/22/30	100	109
Rogers Communications Inc.
3.70%, 11/15/49	300	335
Spectrum Management Holding Company, LLC
4.13%, 02/15/21	1,000	1,004
6.75%, 06/15/39	1,200	1,636
4.50%, 09/15/42	300	325
Sprint Communications, Inc.
6.00%, 11/15/22	200	215
Sprint Corporation
7.25%, 09/15/21	1,600	1,673
7.88%, 09/15/23	2,700	3,097
7.13%, 06/15/24	200	230
Sprint Spectrum Co LLC
3.36%, 09/20/21 (a)	375	379
TEGNA Inc.
4.63%, 03/15/28 (a)	1,100	1,077
Tencent Holdings Limited
3.98%, 04/11/29 (a)	2,100	2,386
2.39%, 06/03/30 (e)	500	510
3.24%, 06/03/50 (a)	1,100	1,113
The Walt Disney Company
1.75%, 01/13/26	7,350	7,638
2.00%, 09/01/29	3,200	3,307
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	100	152
T-Mobile USA, Inc.
1.50%, 02/15/26 (a)	2,800	2,811
2.55%, 02/15/31 (a)	5,000	5,168
Univision Communications Inc.
5.13%, 02/15/25 (a)	900	849
Verizon Communications Inc.
4.13%, 03/16/27	300	354
Vodafone Group Public Limited Company
4.38%, 05/30/28	200	236
7.00%, 04/04/79	200	237
Zayo Group Holdings, Inc.
6.13%, 03/01/28 (a)	2,600	2,682
		121,547
Real Estate 6.7%
Alexandria Real Estate Equities, Inc.
4.00%, 01/15/24	300	331
4.50%, 07/30/29	500	606
2.75%, 12/15/29	2,600	2,817
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	1,050	1,100
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,360
American Tower Corporation
3.50%, 01/31/23	750	797
3.00%, 06/15/23	600	635
2.95%, 01/15/25	1,700	1,836
4.00%, 06/01/25	1,000	1,125
2.75%, 01/15/27	1,900	2,046
3.13%, 01/15/27	400	437
3.80%, 08/15/29	700	801
2.90%, 01/15/30	3,900	4,193
1.88%, 10/15/30	1,600	1,580
3.70%, 10/15/49	2,100	2,288
AvalonBay Communities, Inc.
2.45%, 01/15/31	1,500	1,604
Boston Properties Limited Partnership
2.90%, 03/15/30	300	313
3.25%, 01/30/31	1,300	1,397
Brixmor Operating Partnership LP
3.25%, 09/15/23	200	207

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
3.90%, 03/15/27	700	734
Camden Property Trust
2.80%, 05/15/30	500	543
CBL & Associates Limited Partnership
5.95%, 12/15/26	1,600	603
Columbia Property Trust Operating Partnership, L.P.
3.65%, 08/15/26	700	725
Corporate Office Properties Trust
2.25%, 03/15/26	400	404
Crown Castle International Corp.
5.25%, 01/15/23	400	440
3.15%, 07/15/23	3,000	3,185
3.80%, 02/15/28	900	1,020
4.30%, 02/15/29	1,800	2,097
2.25%, 01/15/31	3,800	3,843
4.00%, 11/15/49	1,501	1,676
4.15%, 07/01/50	1,100	1,258
Duke Realty Limited Partnership
3.05%, 03/01/50	1,600	1,689
EPR Properties
4.75%, 12/15/26	200	190
4.50%, 04/01/25 - 06/01/27	1,900	1,772
4.95%, 04/15/28	1,100	1,053
3.75%, 08/15/29	200	174
Equinix, Inc.
2.63%, 11/18/24	600	638
3.20%, 11/18/29	600	660
2.15%, 07/15/30	1,700	1,727
Essex Portfolio, L.P.
3.50%, 04/01/25	900	987
2.65%, 03/15/32	1,500	1,585
Fideicomiso Fibra Uno
6.95%, 01/30/44 (a)	1,000	1,064
Greenland Global Investment Ltd.
6.25%, 12/16/22 (e)	900	895
Healthcare Trust of America Holdings, LP
2.00%, 03/15/31	900	884
Healthpeak Properties, Inc.
2.88%, 01/15/31	1,000	1,059
Highwoods Realty Limited Partnership
4.20%, 04/15/29	700	783
3.05%, 02/15/30	400	414
Host Hotels & Resorts, L.P.
3.88%, 04/01/24	200	207
4.00%, 06/15/25	300	311
4.50%, 02/01/26	100	105
3.50%, 09/15/30 (g)	3,400	3,254
Hudson Pacific Properties, L.P.
3.25%, 01/15/30	1,500	1,551
Kaisa Group Holdings Ltd.
6.75%, 02/18/21 (e)	200	200
7.88%, 06/30/21 (e)	900	895
8.50%, 06/30/22 (e)	800	782
Kilroy Realty, L.P.
4.38%, 10/01/25	300	331
3.05%, 02/15/30	7,300	7,592
Kimco Realty Corporation
2.70%, 10/01/30	900	914
Life Storage LP
2.20%, 10/15/30	1,000	999
Mack Cali Realty LP
4.50%, 04/18/22	500	484
Mid-America Apartments, L.P.
4.30%, 10/15/23	50	55
3.75%, 06/15/24	100	109
3.95%, 03/15/29	600	694
Mitsui Fudosan Co., Ltd.
3.65%, 07/20/27 (a) (b)	900	1,008
New Metro Global Limited
6.50%, 04/23/21 (e)	1,300	1,306
Newmark Group, Inc.
6.13%, 11/15/23 (g)	700	729
Omega Healthcare Investors, Inc.
4.38%, 08/01/23	800	857
Physicians Realty L.P.
4.30%, 03/15/27	995	1,057
3.95%, 01/15/28	200	208
ProLogis, L.P.
2.25%, 04/15/30	800	849
PulteGroup, Inc.
5.00%, 01/15/27	300	340
Realty Income Corporation
3.25%, 01/15/31	500	551
Reckson Operating Partnership, L.P.
4.50%, 12/01/22	100	104
Regency Centers, L.P.
2.95%, 09/15/29	300	310
3.70%, 06/15/30	900	987
Ronshine China Holdings Limited
11.25%, 08/22/21 (e)	500	516
8.75%, 10/25/22 (e)	800	813
Sabra Health Care Limited Partnership
4.80%, 06/01/24	1,000	1,041
SBA Communications Corporation
3.88%, 02/15/27 (a)	1,500	1,524
Seazen Group Limited
7.50%, 01/22/21 (e)	2,000	2,005
Service Properties Trust
4.50%, 06/15/23 (b)	200	195
4.95%, 02/15/27	300	265
SL Green Operating Partnership, L.P.
3.25%, 10/15/22	500	510
Spirit Realty, L.P.
4.45%, 09/15/26	200	214
4.00%, 07/15/29	500	520
3.20%, 02/15/31	600	583
Store Capital Corporation
4.63%, 03/15/29	200	214
Sunac China Holdings Limited
8.38%, 01/15/21 (e)	700	704
7.88%, 02/15/22 (e)	600	606
Times China Holdings Limited
7.63%, 02/21/22 (e)	400	406
UDR, Inc.
4.00%, 10/01/25	350	393
3.00%, 08/15/31	2,700	2,936
Vanke Real Estate (Hong Kong) Company Limited
4.20%, 06/07/24 (e)	800	859
Ventas Realty, Limited Partnership
4.40%, 01/15/29	900	1,015
Vereit Operating Partnership, L.P.
4.88%, 06/01/26	2,600	2,919
3.95%, 08/15/27	400	424
3.10%, 12/15/29	700	700
W.P. Carey Inc.
4.00%, 02/01/25	1,000	1,092
4.25%, 10/01/26	700	785
Washington Prime Group, L.P.
6.45%, 08/15/24 (b)	1,300	663
Weyerhaeuser Company
7.13%, 07/15/23	1,100	1,280
4.63%, 09/15/23	500	553
8.50%, 01/15/25	500	647
4.00%, 11/15/29 - 04/15/30	6,100	7,151
7.38%, 03/15/32	1,600	2,330
		118,227
Energy 5.7%
Aker BP ASA
3.75%, 01/15/30 (a)	2,200	2,138
APT Pipelines Limited
4.20%, 03/23/25 (a)	500	551
Azure Power Solar Energy Private Limited
5.65%, 12/24/24 (a)	600	624
BP Capital Markets America Inc.
3.59%, 04/14/27	1,500	1,675
4.23%, 11/06/28	2,800	3,312
Cameron LNG, LLC
3.40%, 01/15/38 (a)	1,300	1,418

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Cenovus Energy Inc.
4.25%, 04/15/27	1,100	999
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	650	748
5.13%, 06/30/27	6,100	6,785
3.70%, 11/15/29 (a)	800	829
CNOOC Curtis Funding No.1 Pty Ltd
4.50%, 10/03/23 (e)	1,100	1,206
CNOOC Limited
3.00%, 05/09/23	600	628
DCP Midstream Operating, LP
5.63%, 07/15/27	300	306
Enable Midstream Partners, LP
4.40%, 03/15/27	800	756
4.95%, 05/15/28	500	490
5.00%, 05/15/44 (i)	645	543
Enbridge Inc.
0.77%, (3M USD LIBOR + 0.50%), 02/18/22 (c)	3,300	3,296
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (a)	500	504
Energy Transfer LP
4.25%, 03/15/23	200	208
4.20%, 04/15/27	1,200	1,249
5.50%, 06/01/27	2,472	2,720
4.90%, 03/15/35	554	540
7.50%, 07/01/38	200	228
6.05%, 06/01/41	1,300	1,295
6.50%, 02/01/42	100	105
6.25%, 04/15/49	600	619
Enterprise Products Operating LLC
3.90%, 02/15/24	100	109
3.75%, 02/15/25	400	444
2.80%, 01/31/30	2,800	2,969
3.20%, 02/15/52	2,300	2,086
4.88%, 08/16/77 (c)	500	432
EQM Midstream Partners, LP
4.00%, 08/01/24	500	487
4.13%, 12/01/26	100	95
Florida Gas Transmission Company, LLC
2.55%, 07/01/30 (a)	1,000	1,047
Gaz Capital S.A.
6.51%, 03/07/22 (e)	500	532
3.13%, 11/17/23, EUR (a)	400	490
2.95%, 01/24/24, EUR (e)	1,600	1,950
2.25%, 11/22/24, EUR (e)	200	239
4.95%, 03/23/27 (e)	600	667
Gaz Finance PLC
3.25%, 02/25/30 (a)	1,800	1,809
GPN Capital S.A.
4.38%, 09/19/22 (e)	300	313
Greenko Dutch B.V.
4.88%, 07/24/22 (e)	300	298
5.25%, 07/24/24 (e)	400	407
5.25%, 07/24/24 (a)	200	203
Halliburton Company
2.92%, 03/01/30	800	787
Hess Corporation
7.30%, 08/15/31	65	79
Kinder Morgan, Inc.
1.55%, (3M USD LIBOR + 1.28%), 01/15/23 (c)	1,300	1,307
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (a)	600	604
3.90%, 04/01/24 (a)	2,400	2,419
4.63%, 04/01/29 (a)	300	303
MPLX LP
5.25%, 01/15/25	600	623
4.50%, 04/15/38	200	204
5.20%, 12/01/47	1,638	1,751
4.90%, 04/15/58	300	301
NGPL PipeCo LLC
4.38%, 08/15/22 (a) (b)	325	337
Occidental Petroleum Corporation
6.95%, 07/01/24	300	291
4.40%, 08/15/49	600	422
Ocyan S/A
0.00%, (callable at 100 beginning 11/10/20) (a) (d) (h)	89	—
Odebrecht Offshore Drilling Finance Ltd.
6.35%, 12/01/21 (a)	19	17
6.72%, 12/01/22 (e)	24	22
7.35%, 12/01/26 (a) (j)	140	36
7.72%, 12/01/26 (e) (j)	153	16
ONEOK Partners, L.P.
4.90%, 03/15/25	1,000	1,095
6.85%, 10/15/37	200	225
ONEOK, Inc.
4.00%, 07/13/27	300	313
4.35%, 03/15/29	2,500	2,598
6.35%, 01/15/31	2,800	3,252
Parsley Energy, LLC
5.63%, 10/15/27 (a)	100	100
4.13%, 02/15/28 (a)	2,400	2,268
Petroleos Mexicanos
6.50%, 03/13/27	2,900	2,704
6.84%, 01/23/30 (a)	2,500	2,225
5.95%, 01/28/31 (a)	1,300	1,083
Pioneer Natural Resources Company
4.45%, 01/15/26	400	462
Plains All American Pipeline, L.P.
2.85%, 01/31/23	200	203
3.60%, 11/01/24	100	103
5.15%, 06/01/42	200	187
Ras Laffan Liquefied Natural Gas Company Limited
5.84%, 09/30/27 (a)	250	291
Regency Energy Partners LP
5.88%, 03/01/22	1,000	1,043
5.00%, 10/01/22	100	105
Rockies Express Pipeline LLC
4.80%, 05/15/30 (a)	2,200	2,124
Sabine Pass Liquefaction, LLC
6.25%, 03/15/22	300	318
5.63%, 04/15/23	800	876
5.75%, 05/15/24	1,510	1,709
5.88%, 06/30/26	1,200	1,417
Shell International Finance B.V.
3.25%, 04/06/50	4,927	5,221
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (a)	5,100	5,277
Terraform Power Operating, LLC
4.25%, 01/31/23 (a)	100	102
TransCanada PipeLines Limited
4.63%, 03/01/34	800	939
TransCanada Trust
5.30%, 03/15/77 (c)	875	877
Transcontinental Gas Pipe Line Company, LLC
4.00%, 03/15/28	800	908
3.25%, 05/15/30 (a)	700	756
4.60%, 03/15/48	990	1,131
Transocean Guardian Limited
5.88%, 01/15/24 (a)	312	201
Transocean Ltd.
5.38%, 05/15/23 (a)	200	136
Transocean Pontus Limited
6.13%, 08/01/25 (a)	78	70
WPX Energy, Inc.
5.75%, 06/01/26	100	103
4.50%, 01/15/30	1,300	1,280
		99,570
Utilities 5.6%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	4,100	4,010
Adani Transmission Limited
4.00%, 08/03/26 (e)	500	516
Ameren Illinois Company
3.25%, 03/15/50	300	339
American Electric Power Company, Inc.
3.20%, 11/13/27	400	438
Arizona Public Service Company
3.50%, 12/01/49	400	449

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
2.65%, 09/15/50	700	686
Atmos Energy Corporation
1.50%, 01/15/31	1,500	1,492
Black Hills Corporation
2.50%, 06/15/30	1,400	1,449
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	2,000	2,007
CenterPoint Energy, Inc.
2.50%, 09/01/24	700	744
Centrais Eletricas Brasileiras SA
4.63%, 02/04/30 (a)	1,800	1,803
Clearway Energy Operating LLC
5.75%, 10/15/25	900	947
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,340
Dominion Energy Gas Holdings, LLC
2.50%, 11/15/24	600	639
DTE Electric Company
2.25%, 03/01/30	1,400	1,491
Duke Energy Corporation
2.45%, 06/01/30	5,200	5,483
Duquesne Light Holdings, Inc.
5.90%, 12/01/21 (a)	50	53
3.62%, 08/01/27 (a)	1,200	1,281
2.53%, 10/01/30 (a)	200	201
Enel Finance International N.V.
2.75%, 04/06/23 (a) (b)	3,200	3,336
4.25%, 09/14/23 (a)	1,000	1,094
3.63%, 05/25/27 (a)	400	444
Entergy Corporation
2.80%, 06/15/30	2,600	2,814
Entergy Texas, Inc.
1.75%, 03/15/31	700	695
Evergy Metro, Inc.
2.25%, 06/01/30	1,000	1,057
Eversource Energy
3.45%, 01/15/50	2,400	2,668
Exelon Corporation
3.95%, 06/15/25	500	563
4.45%, 04/15/46	600	728
FirstEnergy Corp.
4.25%, 03/15/23 (g)	300	318
3.90%, 07/15/27	2,000	2,189
Georgia Power Company
3.70%, 01/30/50	400	446
Ipalco Enterprises Inc
3.70%, 09/01/24	503	546
ITC Holdings Corp.
2.95%, 05/14/30 (a)	2,500	2,686
National Rural Utilities Cooperative Finance Corporation
2.40%, 03/15/30	1,600	1,738
Nevada Power Company
2.40%, 05/01/30	1,200	1,287
NextEra Energy Capital Holdings, Inc.
3.30%, 08/15/22	3,900	4,097
3.25%, 04/01/26	800	896
3.50%, 04/01/29	500	567
2.75%, 11/01/29	2,800	3,029
5.65%, 05/01/79	800	910
NiSource Inc.
2.95%, 09/01/29	700	757
Pacific Gas And Electric Company
3.25%, 06/15/23	800	828
3.45%, 07/01/25	450	471
3.15%, 01/01/26 (b)	1,200	1,228
3.75%, 07/01/28 (b)	250	260
4.65%, 08/01/28	200	216
4.55%, 07/01/30	2,300	2,488
2.50%, 02/01/31	1,800	1,705
3.30%, 03/15/27 - 08/01/40	5,300	5,161
4.30%, 03/15/45	200	195
4.25%, 03/15/46	1,200	1,154
4.95%, 07/01/50	500	533
PECO Energy Company
3.00%, 09/15/49	800	853
Perusahaan Listrik Negara, PT
3.00%, 06/30/30 (a)	1,100	1,105
Puget Energy, Inc.
4.10%, 06/15/30 (a)	900	1,001
ReNew Power Private Limited
5.88%, 03/05/27 (a)	700	701
San Diego Gas & Electric Company
1.70%, 10/01/30	4,200	4,176
4.10%, 06/15/49	200	243
Sempra Energy
3.55%, 06/15/24	200	218
3.75%, 11/15/25	200	225
3.40%, 02/01/28	800	891
Southern California Edison Company
3.70%, 08/01/25	1,100	1,223
6.05%, 03/15/39	400	516
3.60%, 02/01/45	400	408
4.00%, 04/01/47	1,100	1,176
4.13%, 03/01/48	5,000	5,443
Southern California Gas Company
2.55%, 02/01/30	1,600	1,730
Southern Company Gas Capital Corporation
3.25%, 06/15/26	2,700	2,923
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (a)	300	325
The East Ohio Gas Company
2.00%, 06/15/30 (a)	600	618
The Narragansett Electric Company
3.40%, 04/09/30 (a)	700	798
The Southern Company
2.95%, 07/01/23	200	212
4.25%, 07/01/36	400	462
5.50%, 03/15/57	200	204
		98,923
Consumer Discretionary 4.8%
Alibaba Group Holding Limited
3.60%, 11/28/24	300	329
Amazon.com, Inc.
3.80%, 12/05/24	100	112
5.20%, 12/03/25	100	122
3.15%, 08/22/27	300	341
Aptiv PLC
4.35%, 03/15/29 (b)	800	898
AutoNation, Inc.
4.75%, 06/01/30	700	828
Bacardi Limited
4.45%, 05/15/25 (a)	2,100	2,338
2.75%, 07/15/26 (a)	300	309
Colt Merger Sub, Inc.
5.75%, 07/01/25 (a)	400	412
D.R. Horton, Inc.
4.38%, 09/15/22	200	212
2.60%, 10/15/25	2,300	2,465
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	1,300	1,426
eBay Inc.
2.60%, 07/15/22	1,799	1,857
1.90%, 03/11/25	1,200	1,249
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	700	730
GLP Financing, LLC
3.35%, 09/01/24	400	405
5.25%, 06/01/25	400	433
5.75%, 06/01/28	300	341
5.30%, 01/15/29	700	779
4.00%, 01/15/31	2,400	2,500
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	400	411
IHO Verwaltungs GmbH
3.88%, 05/15/27, EUR (e) (j)	400	469
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (a) (j)	100	107

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Las Vegas Sands Corp.
3.20%, 08/08/24	6,800	6,891
2.90%, 06/25/25	200	199
3.50%, 08/18/26	800	809
Marriott International, Inc.
5.75%, 05/01/25 (g)	1,100	1,225
4.63%, 06/15/30 (g)	200	214
3.50%, 10/15/32	1,900	1,881
McDonald's Corporation
3.63%, 09/01/49	400	445
MCE Finance Limited
4.88%, 06/06/25 (a)	800	816
5.25%, 04/26/26 (a)	500	505
5.63%, 07/17/27 (a)	200	207
5.75%, 07/21/28 (a)	1,900	1,937
5.38%, 12/04/29 (a)	4,300	4,281
MGM China Holdings Limited
5.25%, 06/18/25 (a) (b)	800	816
5.88%, 05/15/26 (a)	1,700	1,752
MGM Resorts International
5.50%, 04/15/27	66	69
Mohawk Industries, Inc.
3.63%, 05/15/30	200	218
Newell Brands Inc.
4.35%, 04/01/23 (g)	1,300	1,359
Nissan Motor Acceptance Corporation
1.90%, 09/14/21 (a)	1,900	1,906
2.65%, 07/13/22 (a)	2,705	2,727
2.60%, 09/28/22 (a)	2,050	2,064
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (a)	1,100	1,114
NVR, Inc.
3.00%, 05/15/30	4,400	4,748
Prosus N.V.
3.68%, 01/21/30 (a)	1,100	1,183
QVC, Inc.
4.38%, 03/15/23	900	936
4.85%, 04/01/24	200	209
4.45%, 02/15/25	500	514
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (a)	200	204
Sands China Ltd.
4.60%, 08/08/23 (g)	3,800	4,061
5.13%, 08/08/25 (g)	5,000	5,461
5.40%, 08/08/28 (g)	900	1,005
SES
3.60%, 04/04/23 (a)	2,007	2,098
Southwest Airlines Co.
4.75%, 05/04/23	1,910	2,037
Station Casinos LLC
4.50%, 02/15/28 (a)	300	277
Studio City Finance Limited
7.25%, 02/11/24 (a)	500	517
6.50%, 01/15/28 (a)	1,100	1,122
The Gap, Inc.
8.38%, 05/15/23 (a) (b)	300	331
Wyndham Destinations, Inc.
4.63%, 03/01/30 (a)	1,000	954
Wynn Macau, Limited
4.88%, 10/01/24 (a)	400	394
5.50%, 01/15/26 - 10/01/27 (a)	2,800	2,739
5.63%, 08/26/28 (a)	2,800	2,719
5.13%, 12/15/29 (a) (b)	3,200	3,071
		85,088
Industrials 4.6%
3M Company
3.25%, 08/26/49	1,800	2,018
A.P. Moller - Maersk A/S
3.88%, 09/28/25 (a)	800	868
Adani Ports and Special Economic Zone Limited
3.38%, 07/24/24 (a)	900	915
Aircastle Limited
4.40%, 09/25/23	600	595
Allegion Public Limited Company
3.50%, 10/01/29	2,100	2,284
Allegion US Holding Company Inc.
3.20%, 10/01/24	400	424
3.55%, 10/01/27	100	109
Ashtead Capital, Inc.
4.00%, 05/01/28 (a)	400	413
Aviation Capital Group LLC
7.13%, 10/15/20 (a)	750	751
0.94%, (3M USD LIBOR + 0.67%), 07/30/21 (a) (c)	200	194
2.88%, 01/20/22 (a)	300	297
3.88%, 05/01/23 (a)	700	691
4.38%, 01/30/24 (a)	200	199
5.50%, 12/15/24 (a)	600	618
3.50%, 11/01/27 (a)	1,532	1,366
BAE Systems PLC
3.40%, 04/15/30 (a)	300	336
1.90%, 02/15/31 (a)	900	893
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (a)	200	196
BOC Aviation Limited
2.75%, 09/18/22 (a)	400	404
3.50%, 10/10/24 (a)	2,300	2,431
Bombardier Inc.
5.75%, 03/15/22 (a)	200	194
6.00%, 10/15/22 (a)	600	558
Builders FirstSource, Inc.
5.00%, 03/01/30 (a)	500	518
Carrier Global Corporation
2.24%, 02/15/25 (a)	2,000	2,085
CoStar Group, Inc.
2.80%, 07/15/30 (a)	1,100	1,140
FedEx Corporation
3.10%, 08/05/29	400	444
Ferguson Finance PLC
3.25%, 06/02/30 (a)	400	434
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	600	593
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23	200	218
3.25%, 09/15/29	800	881
GATX Corporation
3.50%, 03/15/28	500	545
General Electric Capital Corporation
5.55%, 01/05/26	1,800	2,094
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (d)	2,300	1,817
4.35%, 05/01/50	2,300	2,337
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	300	329
4.20%, 05/01/30 (a)	200	229
Indian Railway Finance Corporation Limited
3.25%, 02/13/30 (a)	2,700	2,707
Kansas City Southern
3.00%, 05/15/23	200	204
3.13%, 06/01/26	500	523
3.50%, 05/01/50	1,200	1,243
Masco Corporation
5.95%, 03/15/22	650	697
Massachusetts Institute of Technology
4.68%, 07/01/14	200	292
Norfolk Southern Corporation
4.15%, 02/28/48	400	493
Otis Worldwide Corporation
2.06%, 04/05/25	2,500	2,629
Owens Corning
4.20%, 12/01/24	200	220
3.40%, 08/15/26	800	865
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	2,273	2,281
4.50%, 03/15/23 (a)	260	257
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (a)	1,000	1,091

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (a)	3,100	3,160
Quanta Services, Inc.
2.90%, 10/01/30	900	918
SF Holding Investment Limited
2.88%, 02/20/30 (e)	800	837
Spirit AeroSystems, Inc.
3.95%, 06/15/23	1,000	888
4.60%, 06/15/28	3,300	2,709
Standard Industries Inc.
5.00%, 02/15/27 (a)	200	208
4.75%, 01/15/28 (a)	2,100	2,175
4.38%, 07/15/30 (a)	300	307
Textron Inc.
0.79%, (3M USD LIBOR + 0.55%), 11/10/20 (c)	700	700
3.38%, 03/01/28	3,000	3,253
The ADT Security Corporation
3.50%, 07/15/22	100	102
The Boeing Company
2.95%, 02/01/30	300	290
5.93%, 05/01/60 (g)	10,000	12,348
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (a)	950	966
Triumph Group, Inc.
6.25%, 09/15/24 (a)	300	256
Union Pacific Corporation
3.95%, 08/15/59	300	355
3.75%, 02/05/70	300	337
Verisk Analytics, Inc.
4.13%, 09/12/22 - 03/15/29	500	577
Westinghouse Air Brake Technologies Corporation
3.20%, 06/15/25 (g)	2,400	2,531
ZLS Prestigia Ltd
3.63%, 05/01/24	1,100	1,189
4.75%, 08/01/28	400	475
4.25%, 05/01/29	2,100	2,437
		80,938
Health Care 4.2%
AbbVie Inc.
3.45%, 03/15/22 (a)	975	1,010
2.60%, 11/21/24 (a)	500	530
4.40%, 11/06/42	2,581	3,063
Adventist Health System/Sunbelt, Inc.
2.95%, 03/01/29	1,000	1,045
Agilent Technologies, Inc.
2.10%, 06/04/30	500	510
Alcon Finance Corporation
2.60%, 05/27/30 (a)	700	739
Amgen Inc.
2.25%, 08/19/23	800	838
2.60%, 08/19/26	700	759
Anthem, Inc.
4.10%, 03/01/28	600	696
Bausch Health Companies Inc.
9.25%, 04/01/26 (a)	700	770
Becton, Dickinson and Company
2.82%, 05/20/30	2,400	2,580
Boston Scientific Corporation
3.38%, 05/15/22	775	809
3.75%, 03/01/26	700	798
4.00%, 03/01/29	600	697
4.70%, 03/01/49	4,500	5,902
Bristol-Myers Squibb Company
3.20%, 06/15/26	2,300	2,591
3.40%, 07/26/29	1,300	1,509
4.35%, 11/15/47	200	264
4.55%, 02/20/48	100	135
Centene Corporation
4.25%, 12/15/27	600	628
Cigna Holding Company
3.40%, 09/17/21	1,997	2,055
CommonSpirit Health
2.76%, 10/01/24	500	524
Community Health Systems, Inc.
6.25%, 03/31/23	400	391
8.63%, 01/15/24 (a)	1,100	1,094
CVS Health Corporation
4.30%, 03/25/28	8,200	9,590
3.25%, 08/15/29	1,600	1,770
7.51%, 01/10/32 (a)	48	60
2.70%, 08/21/40	300	287
DaVita Inc.
4.63%, 06/01/30 (a)	900	921
Fresenius Medical Care
4.75%, 10/15/24 (a)	700	772
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/31 (a)	200	198
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	200	308
HCA Inc.
5.25%, 06/15/26	300	350
4.50%, 02/15/27	2,116	2,378
5.50%, 06/15/47	900	1,111
Humana Inc.
3.95%, 08/15/49	400	473
Laboratory Corporation of America Holdings
3.60%, 02/01/25	900	998
Medtronic, Inc.
3.50%, 03/15/25	112	126
Merck & Co., Inc.
2.75%, 02/10/25	300	326
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (a)	900	925
Mylan N.V.
3.95%, 06/15/26	2,700	3,034
Perrigo Finance Unlimited Company
3.15%, 06/15/30 (g)	1,100	1,142
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	1,400	1,366
Royalty Pharma PLC
1.20%, 09/02/25 (a)	2,000	1,994
Stryker Corporation
1.15%, 06/15/25	1,500	1,516
3.50%, 03/15/26	475	535
2.90%, 06/15/50	300	306
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	3,600	3,661
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	389	386
Thermo Fisher Scientific Inc.
2.60%, 10/01/29	1,100	1,193
UnitedHealth Group Incorporated
2.00%, 05/15/30	4,100	4,284
3.50%, 08/15/39	800	918
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/23	900	960
3.55%, 04/01/25	900	995
Zoetis Inc.
4.50%, 11/13/25	200	234
3.00%, 09/12/27	300	331
		73,385
Information Technology 4.1%
Apple Inc.
2.20%, 09/11/29	1,500	1,611
2.65%, 05/11/50	5,800	6,017
Arrow Electronics, Inc.
3.25%, 09/08/24	600	644
Broadcom Inc.
4.25%, 04/15/26	1,100	1,239
3.46%, 09/15/26	416	456
3.88%, 01/15/27	1,700	1,882
4.11%, 09/15/28	1,790	2,002
5.00%, 04/15/30	800	944
4.15%, 11/15/30	5,500	6,154
4.30%, 11/15/32	2,900	3,316
Citrix Systems, Inc.
3.30%, 03/01/30	1,800	1,912

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Dell International L.L.C.
4.00%, 07/15/24 (a) (g)	1,200	1,297
4.90%, 10/01/26 (a) (g)	400	451
Equifax Inc.
2.60%, 12/15/25	600	642
Fiserv, Inc.
3.20%, 07/01/26	3,000	3,333
3.50%, 07/01/29	2,600	2,960
Flex Ltd.
5.00%, 02/15/23	100	108
4.75%, 06/15/25	1,400	1,575
4.88%, 06/15/29 - 05/12/30	700	804
Global Payments Inc.
2.90%, 05/15/30	700	749
4.15%, 08/15/49	500	582
Infor, Inc.
1.75%, 07/15/25 (a)	800	823
KLA Corporation
4.10%, 03/15/29	900	1,078
Leidos, Inc.
4.38%, 05/15/30 (a)	300	351
Marvell Technology Group Ltd
4.20%, 06/22/23	500	539
Microchip Technology Incorporated
3.92%, 06/01/21	1,100	1,122
Micron Technology, Inc.
4.64%, 02/06/24	800	889
4.19%, 02/15/27	2,950	3,350
Microsoft Corporation
3.50%, 02/12/35	400	491
Motorola Solutions, Inc.
4.60%, 05/23/29	1,300	1,534
2.30%, 11/15/30	1,400	1,389
NetApp, Inc.
2.70%, 06/22/30	150	155
NXP B.V.
3.88%, 09/01/22 (a)	700	736
4.88%, 03/01/24 (a)	200	224
2.70%, 05/01/25 (a)	1,300	1,375
3.40%, 05/01/30 (a)	2,400	2,624
Oracle Corporation
4.30%, 07/08/34	200	250
4.00%, 07/15/46 - 11/15/47	1,300	1,535
3.60%, 04/01/50	900	1,004
Paypal Holdings, Inc.
3.25%, 06/01/50	1,100	1,215
QualityTech, LP
4.75%, 11/15/25 (a)	100	104
Seagate HDD Cayman
4.13%, 01/15/31 (a)	1,200	1,298
ServiceNow, Inc.
1.40%, 09/01/30	1,200	1,170
Sunny Optical Technology (Group) Company Limited
3.75%, 01/23/23 (e)	1,400	1,456
Thomson Reuters Corporation
3.35%, 05/15/26	700	769
VMware, Inc.
4.50%, 05/15/25 (g)	1,800	2,036
3.90%, 08/21/27	1,800	2,006
4.70%, 05/15/30 (g)	3,100	3,659
Western Digital Corporation
4.75%, 02/15/26 (b)	500	541
		72,401
Consumer Staples 0.8%
Adecoagro S.A.
6.00%, 09/21/27 (e)	200	196
BAT Capital Corp.
3.56%, 08/15/27	400	431
Campbell Soup Company
3.65%, 03/15/23	286	306
2.38%, 04/24/30	600	623
China Mengniu Dairy Company Limited
2.50%, 06/17/30 (e)	900	894
Conagra Brands, Inc.
4.60%, 11/01/25	1,200	1,392
Constellation Brands, Inc.
4.75%, 12/01/25	1,050	1,242
3.70%, 12/06/26	100	114
2.88%, 05/01/30	100	108
Diageo Capital PLC
2.00%, 04/29/30	1,800	1,856
General Mills, Inc.
4.55%, 04/17/38	100	127
Kraft Heinz Foods Company
1.06%, (3M USD LIBOR + 0.82%), 08/10/22 (c)	1,400	1,386
3.95%, 07/15/25	2,200	2,389
Mondelez International, Inc.
2.63%, 09/04/50	700	672
Suntory Holdings Limited
2.25%, 10/16/24 (a)	1,300	1,358
Sysco Corporation
5.65%, 04/01/25 (g)	1,100	1,300
Tesco PLC
6.13%, 02/24/22, GBP	50	69
The Coca-Cola Company
2.50%, 06/01/40	200	210
The J. M. Smucker Company
3.50%, 03/15/25	100	112
		14,785
Materials 0.7%
Amcor Finance (USA), Inc.
3.63%, 04/28/26	400	444
Boise Cascade Company
4.88%, 07/01/30 (a)	300	322
Colonial Enterprises, Inc.
3.25%, 05/15/30 (a)	500	560
Crown Americas LLC
4.75%, 02/01/26	100	104
CSN Islands XII Corp
6.75%, 01/28/28 (a)	500	484
Georgia-Pacific LLC
2.10%, 04/30/27 (a)	900	945
Graphic Packaging International, LLC
4.75%, 04/15/21	50	50
Huntsman International LLC
4.50%, 05/01/29	400	450
Industrias Peñoles , S.A.B. de C.V.
4.15%, 09/12/29 (a)	200	216
Joint Stock Company "Alrosa" (Public Stock Society)
4.65%, 04/09/24 (a)	900	960
Newcrest Finance Pty Limited
5.75%, 11/15/41 (a)	100	135
4.20%, 05/13/50 (a)	200	233
Nutrition & Biosciences, Inc.
3.47%, 12/01/50 (a)	2,300	2,306
Packaging Corporation of America
4.05%, 12/15/49 (b)	600	711
Steel Dynamics, Inc.
2.80%, 12/15/24	700	739
Unigel Luxembourg SA
8.75%, 10/01/26 (a)	600	579
Vale Overseas Ltd
6.25%, 08/10/26	1,500	1,774
Westlake Chemical Corporation
3.60%, 07/15/22	30	31
Westrock Company, Inc.
4.00%, 03/15/28	381	441
WestRock RKT, LLC
4.90%, 03/01/22	30	32
WRKCo Inc.
3.90%, 06/01/28	400	455
Yara International ASA
3.80%, 06/06/26 (a)	300	334
4.75%, 06/01/28 (a)	300	351

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
3.15%, 06/04/30 (a)	400	427
		13,083
Total Corporate Bonds And Notes (cost $1,283,265)		1,333,036
GOVERNMENT AND AGENCY OBLIGATIONS 20.9%
U.S. Treasury Bond 8.7%
Treasury, United States Department of
3.50%, 02/15/39	814	1,142
Principal Only, 0.00%, 08/15/44 - 05/15/45 (h)	50	35
2.50%, 02/15/46 - 05/15/46	7,532	9,302
2.88%, 11/15/46	182	241
3.13%, 05/15/48	2,956	4,109
2.88%, 05/15/49 (k)	3,550	4,753
2.25%, 08/15/49	42,580	50,637
2.38%, 11/15/49	32,900	40,169
2.00%, 02/15/50	22,100	24,994
1.25%, 05/15/50	19,491	18,468
		153,850
Mortgage-Backed Securities 7.3%
Federal Home Loan Mortgage Corporation
4.50%, 09/01/48 - 04/01/49	1,622	1,753
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	393	419
TBA, 4.50%, 10/15/46 (l)	6,600	7,140
TBA, 3.00%, 11/15/47 (l)	18,400	19,280
TBA, 3.50%, 11/15/47 (l)	38,670	40,816
TBA, 4.00%, 11/15/47 (l)	5,000	5,338
TBA, 2.50%, 11/15/47 - 12/15/47 (l)	33,200	34,764
4.50%, 08/01/48 - 01/01/49	969	1,056
4.00%, 03/01/49 - 05/01/50	6,970	7,425
TBA, 2.00%, 12/15/50 (l) (m)	9,800	10,093
		128,084
U.S. Treasury Note 3.5%
Treasury, United States Department of
1.50%, 02/15/30	39,582	42,693
0.63%, 08/15/30	19,935	19,820
		62,513
Sovereign 1.1%
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 (e)	400	410
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (a)	13,800	5,093
6.35%, 08/12/28, PEN (a)	5,000	1,671
6.95%, 08/12/31, PEN (a)	2,400	819
5.40%, 08/12/34, PEN (a)	300	88
5.35%, 08/12/40, PEN (a)	700	193
Export-Import Bank of India
1.25%, (3M USD LIBOR + 1.02%), 03/28/22 (c)	600	599
3.25%, 01/15/30 (a)	600	606
Kuwait, Government of
3.50%, 03/20/27 (a)	1,300	1,459
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (a)	1,400	1,500
3.75%, 04/16/30 (a)	2,900	3,343
Presidencia De La Nacion
26.41%, (BADLAR + 2.00%), 04/03/22, ARS (c)	230	2
1.00%, 07/09/29	30	14
0.13%, 07/09/30 - 07/09/41 (i)	1,391	548
Saudi Arabia, Kingdom of
4.00%, 04/17/25 (e)	900	999
3.25%, 10/26/26 (e)	800	869
The Export-Import Bank of China
3.63%, 07/31/24 (a)	500	545
The Republic of Indonesia, The Government of
2.88%, 07/08/21, EUR (a)	100	119
		18,877
Municipal 0.2%
Florida Department of Management Services
1.71%, 07/01/27	3,300	3,348
U.S. Treasury Inflation Indexed Securities 0.1%
Treasury, United States Department of
0.13%, 01/15/22 (n)	572	581
0.38%, 01/15/27 (n)	322	354
0.50%, 01/15/28 (n)	714	801
		1,736
Total Government And Agency Obligations (cost $351,600)		368,408
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.1%
Air Canada
Series 2013-A-1, 4.13%, 05/15/25	69	62
Series 2015-A-1, 3.60%, 03/15/27	153	144
Series 2017-A-1, 3.55%, 01/15/30	1,526	1,261
Alaska Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27	1,100	1,149
Alternative Loan Trust
Series 2005-2A1-27, REMIC, 2.37%, (12M US Federal Reserve Cumulative Average CMT + 1.35%), 08/25/35 (c)	85	72
Alternative Loan Trust 2005-43
Series 2005-A6-25T1, REMIC, 5.75%, 07/25/35	2,449	2,121
Series 2005-A14-46CB, REMIC, 5.50%, 10/25/35	2,253	2,163
Alternative Loan Trust 2006-15CB
Series 2006-1A11-23CB, REMIC, 6.00%, 08/25/36	1,605	1,642
Alternative Loan Trust 2006-43CB
Series 2006-1A10-43CB, REMIC, 6.00%, 02/25/37	676	518
Alternative Loan Trust 2006-9T1
Series 2005-A4-86CB, REMIC, 5.50%, 02/25/36	4,523	3,768
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	226	185
Series 2015-AA-2, 3.60%, 09/22/27	787	748
Series 2016-AA-2, 3.20%, 06/15/28	998	938
Series 2017-AA-2, 3.35%, 10/15/29	1,784	1,659
Series 2017-A-2, 3.60%, 10/15/29	535	425
American Home Mortgage Assets Trust
Series 2006-2A11-3, REMIC, 2.11%, (12M US Federal Reserve Cumulative Average CMT + 0.94%), 10/25/46 (c) (i)	448	361
Banc of America Alternative Loan Trust
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	26	26
Banc of America Mortgage 2006-B Trust
Series 2006-4A2-B, REMIC, 3.73%, 11/20/36 (c)	3,141	2,859
Bear Stearns ALT-A Trust
Series 2005-2A3-2, REMIC, 3.55%, 04/25/35 (c)	581	566
Bear Stearns ARM Trust 2005-6
Series 2005-2A2-3, REMIC, 3.78%, 06/25/35 (c)	726	687
Bear Stearns ARM Trust 2006-2
Series 2006-4A1-2, REMIC, 3.62%, 07/25/36 (c)	1,021	920
Bear Stearns Asset Backed Securities I Trust
Series 2006-1A3-HE9, REMIC, 0.41%, (1M USD LIBOR + 0.23%), 11/25/36 (c) (i)	1,000	808
British Airways PLC
Series 2013-A-1, 4.63%, 06/20/24	524	498
C-BASS Trust
Series 2007-AF4-CB1, REMIC, 3.43%, 01/25/37 (i)	669	283
Centex LLC
Series 2004-MV1-D, REMIC, 1.08%, (1M USD LIBOR + 0.93%), 09/25/34 (c)	30	28
CHL Mortgage Pass-Through Trust
Series 2007-A2-13, 6.00%, 08/25/37	822	652
Citigtoup Mortgage Loan Trust
Series 2007-A2B-AHL1, REMIC, 0.29%, (1M USD LIBOR + 0.14%), 12/25/36 (c)	61	60
Series 2007-3A3A-10, REMIC, 4.12%, 09/25/37 (c)	5	5
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 0.57%, (1M USD LIBOR + 0.42%), 11/25/34 (c)	885	768
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, 3.51%, 04/25/22	272	270

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
CVS Health Corporation
Series 2013-PTC, 4.70%, 01/10/36 (a)	797	891
CWABS Asset-Backed Certificates Trust
Series 2006-1A-24, REMIC, 0.29%, (1M USD LIBOR + 0.14%), 07/25/35 (c)	79	70
Series 2007-1A1-12, REMIC, 0.89%, (1M USD LIBOR + 0.74%), 06/25/37 (c) (i)	990	946
CWABS, Inc.
Series 2004-M1-4, REMIC, 0.90%, (1M USD LIBOR + 0.72%), 07/25/34 (c)	46	44
Series 2004-M1-5, REMIC, 1.00%, (1M USD LIBOR + 0.86%), 08/25/34 (c)	13	13
Series 2005-1A-AB4, REMIC, 0.63%, (1M USD LIBOR + 0.48%), 03/25/36 (c)	29	26
DC Office Trust
Series 2019-A-MTC, 2.97%, 10/15/29	2,250	2,462
Delta Air Lines, Inc.
Series 2020-1, 2.00%, 06/10/28	1,000	960
Doric Nimrod Air Alpha Pass-Through Trust
Series 2013-1A, 5.25%, 05/30/23	181	159
First Franklin Mortgage Loan Trust Asset-Backed Certificates
Series 2004-M3-FF8, REMIC, 1.57%, (1M USD LIBOR + 1.43%), 10/25/34 (c)	1,027	852
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 0.66%, (1M USD LIBOR + 0.26%), 01/25/36 (c) (i)	717	659
GSAMP Trust
Series 2006-A1-FM2, REMIC, 0.29%, (1M USD LIBOR + 0.14%), 09/25/36 (c) (i)	3,092	1,409
GTP Acquisition Partners I, LLC
Series 2015-A-2, 3.48%, 06/16/25	300	322
HarborView Mortgage Loan Trust
Series 2006-1A1A-12, REMIC, 0.36%, (1M USD LIBOR + 0.21%), 12/19/36 (c) (i)	514	445
HomeBanc Mortgage Trust
Series 2005-A1-4, REMIC, 0.69%, (1M USD LIBOR + 0.54%), 10/25/35 (c)	5	5
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 0.51%, (1M USD LIBOR + 0.36%), 12/25/35 (c)	100	97
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 0.63%, (1M USD LIBOR + 0.48%), 07/25/35 (c) (i)	431	401
J.P. Morgan Mortgage Acquisition Trust
Series 2006-M1-NC2, REMIC, 0.42%, (1M USD LIBOR + 0.27%), 07/25/36 (c)	300	270
Series 2006-AF3-CW2, REMIC, 5.78%, 08/25/36 (i)	1,264	950
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	296	287
Series 2020-1A-1, 4.00%, 11/15/32	2,900	2,982
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, 3.75%, 04/25/21 (i)	2,048	2,042
Lehman ABS Corporation
Series 2004-M1-HE6, REMIC, 1.09%, (1M USD LIBOR + 0.95%), 09/25/34 (c)	32	31
Long Beach Mortgage Loan Trust
Series 2006-2A3-8, REMIC, 0.31%, (1M USD LIBOR + 0.16%), 09/25/36 (c) (i)	1,093	432
MASTR Asset Backed Securities Trust
Series 2005-M1-NC1, REMIC, 0.87%, (1M USD LIBOR + 0.72%), 12/25/34 (c) (i)	998	895
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 0.90%, (1M USD LIBOR + 0.75%), 09/25/35 (c) (i)	754	708
Morgan Stanley Home Equity Loan Trust
Series 2007-A1-2, REMIC, 0.25%, (1M USD LIBOR + 0.10%), 04/25/37 (c)	12	7
MortgageIT Mortgage Loan Trust
Series 2006-1A2-1, REMIC, 0.55%, (1M USD LIBOR + 0.40%), 04/25/36 (c) (i)	522	395
New Century Home Equity Loan Trust
Series 2005-M2-D, REMIC, 0.62%, (1M USD LIBOR + 0.47%), 02/25/36 (c) (i)	300	234
Series 2006-A2B-2, REMIC, 0.31%, (1M USD LIBOR + 0.16%), 08/25/36 (c) (i)	524	504
New Residential Mortgage Loan Trust
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (c)	816	873
Northwest Airlines, LLC
Series 2002-G-2-1, 6.26%, 05/20/23	13	13
Park Place Securities, Inc.
Series 2004-M2-WHQ1, REMIC, 1.14%, (1M USD LIBOR + 0.99%), 09/25/34 (c)	36	35
Renaissance Home Equity Loan Trust
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (i)	159	88
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	52	51
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	57	52
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 0.61%, (1M USD LIBOR + 0.46%), 12/25/35 (c)	186	159
Residential Asset Securities Corporation
Series 2006-AI3-KS9, REMIC, 0.31%, (1M USD LIBOR + 0.16%), 09/25/36 (c)	68	71
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25	390	355
Spirit Airlines
Series 2015-A-1, 4.10%, 04/01/28	732	655
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24	258	218
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 4.69%, 08/25/35	6	6
United Airlines Pass Through Trust
Series 2014-A-2, 3.75%, 09/03/26	72	66
Series 2016-A-2, 3.10%, 10/07/28	434	360
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	4,500	4,208
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	1,103	1,059
US Airways, Inc.
Series 2013-B-1, 5.38%, 11/15/21	104	85
Series 2013-A-1, 3.95%, 11/15/25	555	452
Consumer Discretionary 0.0%
Delta Air Lines, Inc.
Series 2007-A-1, 6.82%, 08/10/22	330	327
Total Non-U.S. Government Agency Asset-Backed Securities (cost $53,475)		54,277
SENIOR FLOATING RATE INSTRUMENTS 1.5%
Communication Services 0.4%
Ancestry.com Operations Inc.
2019 Extended Term Loan B, 4.41%, (1M USD LIBOR + 4.25%), 08/15/26 (c)	496	495
Cablevision Lightpath LLC
Term Loan B, 0.00%, (3M USD LIBOR + 3.25%), 09/15/27 (c) (o)	1,100	1,093
Charter Communications Operating, LLC
2019 Term Loan B2, 1.91%, (1M USD LIBOR + 1.75%), 02/01/27 (c)	1,064	1,038
CSC Holdings LLC
2019 Term Loan B5, 2.65%, (1M USD LIBOR + 2.50%), 04/15/27 (c)	295	285
Diamond Sports Group, LLC
Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 08/24/26 (c)	99	76
E.W. Scripps Company (The)
2019 Term Loan B2, 2.65%, (1M USD LIBOR + 2.50%), 05/01/26 (c)	99	96
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 0.00%, (3M USD LIBOR + 5.50%), 07/28/21 (c) (o)	66	67
2020 DIP Term Loan, 3.60%, (3M USD LIBOR + 5.50%), 07/28/21 (c)	66	67
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (c)	600	602
Level 3 Financing Inc.
2019 Term Loan B, 1.90%, (1M USD LIBOR + 1.75%), 03/01/27 (c)	1,484	1,436
T-Mobile USA, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 04/01/27 (c)	1,895	1,892

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Univision Communications Inc.
Term Loan C5, 3.75%, (1M USD LIBOR + 2.75%), 03/15/24 (c)	88	84
		7,231
Consumer Discretionary 0.3%
Aramark Services, Inc.
2018 Term Loan B3, 1.90%, (1M USD LIBOR + 1.75%), 03/01/25 (c)	233	222
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 12/23/24 (c)	681	636
2020 Term Loan B1, 4.65%, (1M USD LIBOR + 4.50%), 06/19/25 (c)	400	387
2020 Term Loan B1, 4.77%, (3M USD LIBOR + 4.50%), 06/19/25 (c)	200	193
Carnival Corporation
Term Loan, 0.00%, (3M EURIBOR + 7.50%), 06/26/25, EUR (c) (o)	1,000	1,157
USD Term Loan B, 8.50%, (1M USD LIBOR + 7.50%), 06/29/25 (c)	698	705
Core & Main LP
2017 Term Loan B, 3.75%, (6M USD LIBOR + 2.75%), 07/19/24 - 08/01/24 (c)	303	296
2017 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 07/19/24 (c)	197	193
Delta Air Lines, Inc.
2020 Term Loan B, 5.75%, (3M USD LIBOR + 4.75%), 04/27/23 (c)	1,197	1,194
Diamond Resorts Corporation
2020 Term Loan, 4.75%, (3M USD LIBOR + 3.75%), 09/02/23 (c)	392	347
		5,330
Health Care 0.2%
Elanco Animal Health Incorporated
Term Loan B, 1.91%, (1M USD LIBOR + 1.75%), 02/04/27 (c)	2,637	2,560
HCA Inc.
2018 Term Loan B13, 1.91%, (3M USD LIBOR + 1.75%), 03/13/25 (c)	293	291
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.41%, (1M USD LIBOR + 3.25%), 06/01/25 (c)	276	264
Parexel International Corporation
Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 08/06/24 (c)	199	191
Sotera Health Holdings, LLC
2019 Term Loan, 5.50%, (3M USD LIBOR + 4.50%), 11/19/26 (c)	199	198
U.S. Renal Care, Inc.
2019 Term Loan B, 5.15%, (1M USD LIBOR + 5.00%), 06/12/26 (c)	396	385
		3,889
Financials 0.2%
Citadel Securities LP
2020 Term Loan B, 2.91%, (1M USD LIBOR + 2.75%), 02/27/26 (c)	893	887
Delos Finance Sarl
2020 Term Loan, 2.06%, (3M USD LIBOR + 1.75%), 10/06/23 (c)	210	205
Fortress Investment Group LLC
2019 Term Loan B, 2.16%, (3M USD LIBOR + 2.00%), 12/27/22 (c)	147	146
Jefferies Finance LLC
2018 Term Loan B, 0.00%, (3M USD LIBOR + 3.25%), 05/22/26 (c) (o)	400	409
2018 Term Loan B, 3.44%, (3M USD LIBOR + 3.25%), 05/22/26 (c)	1,482	1,419
RPI Intermediate Finance Trust
2020 Term Loan B1, 1.91%, (1M USD LIBOR + 1.75%), 02/07/27 (c)	80	80
		3,146
Industrials 0.2%
AI Convoy (Luxembourg) S.A.R.L
USD Term Loan B, 4.65%, (6M USD LIBOR + 3.50%), 01/20/27 (c)	399	396
NCI Building Systems, Inc.
2018 Term Loan , 3.90%, (1M USD LIBOR + 3.75%), 04/12/25 (c)	1,680	1,646
Sequa Mezzanine Holdings L.L.C.
Term Loan, 7.75%, (3M USD LIBOR + 6.75%), 11/28/23 (c)	194	184
		2,226
Materials 0.1%
CPG International Inc.
2017 Term Loan, 4.75%, (3M USD LIBOR + 3.75%), 05/03/24 (c)	395	393
Innophos, Inc.
2018 Term Loan B, 3.91%, (3M USD LIBOR + 3.75%), 02/04/27 (c)	1,592	1,576
W.R. Grace & Co.
Term Loan, 2.06%, (3M USD LIBOR + 1.75%), 02/23/25 (c)	98	95
		2,064
Information Technology 0.1%
Dell International LLC
2019 Term Loan B, 2.75%, (1M USD LIBOR + 2.00%), 09/11/25 (c)	513	510
MH Sub I, LLC
2017 1st Lien Term Loan, 4.57%, (1M USD LIBOR + 3.50%), 08/09/24 (c)	970	942
		1,452
Total Senior Floating Rate Instruments (cost $25,532)		25,338
PREFERRED STOCKS 0.0%
Financials 0.0%
CoBank, ACB, 6.20%, (callable at 100 beginning 01/01/25) (d)	3	311
Real Estate 0.0%
VEREIT, Inc., 6.70%, (callable at 25 beginning 11/09/20) (d)	1	19
Total Preferred Stocks (cost $317)		330
WARRANTS 0.0%
Stearns Holdings LLC (p) (q)	35	—
Total Warrants (cost $0)		—
OTHER EQUITY INTERESTS 0.0%
Pacific Gas And Electric Company (p) (q) (r)	100	—
Pacific Gas And Electric Company (p) (q) (r)	400	—
Financials 0.0%
Stearns Holdings, LLC (p) (q) (r)	482	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 6.0%
U.S. Treasury Bill 4.5%
Treasury, United States Department of
0.10%, 10/22/20 (k) (s)	9,400	9,400
0.11%, 11/19/20 - 12/03/20 (k) (s)	54,150	54,143
0.10%, 01/05/21 (s)	11,000	10,997
0.09%, 01/21/21 (s)	4,500	4,499
		79,039
Discount Notes 1.0%
Federal Home Loan Banks Office of Finance
0.11%, 10/23/20 (s) (t)	18,100	18,099
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (u) (v)	8,953	8,953
Total Short Term Investments (cost $106,089)		106,091
Total Investments 107.1% (cost $1,820,278)		1,887,480
Other Derivative Instruments (0.0)%		(284)
Other Assets and Liabilities, Net (7.1)%		(124,195)
Total Net Assets 100.0%		1,763,001

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $374,465 and 21.2% of the Fund.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Convertible security.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) All or a portion of the security is pledged or segregated as collateral.

(l) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2020, the total payable for investments purchased on a delayed delivery basis was $117,382.

(m) All or a portion of the security is subject to a written call option.

(n) Treasury inflation indexed note, par amount is adjusted for inflation.

(o) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Non-income producing security.

(q) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(r) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(s) The coupon rate represents the yield to maturity.

(t) The security is a direct debt of the agency and not collateralized by mortgages.

(u) Investment in affiliate.

(v) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
21Vianet Group, Inc., 7.88%, 10/15/21	10/25/19	507	510	—
Adani Transmission Limited, 4.00%, 08/03/26	01/02/20	514	516	—
Adecoagro S.A., 6.00%, 09/21/27	09/14/17	200	196	—
Banco Bilbao Vizcaya Argentaria, S.A., 5.88%, callable at 100 beginning 09/24/23	02/04/19	663	691	—
Banco do Brasil S.A, 4.75%, 03/20/24	01/13/20	210	210	—
Banco Votorantim S.A., 4.50%, 09/24/24	12/16/19	1,023	1,032	0.1
Barclays PLC, 7.88%, callable at 100 beginning 03/15/22	12/10/19	2,314	2,266	0.1
Barclays PLC, 1.88%, 03/23/21	10/18/19	225	237	—
BBVA Bancomer, S.A., 6.75%, 09/30/22	12/18/19	351	354	—
BBVA Bancomer, S.A., 5.13%, 01/18/33	01/11/18	597	578	—
Cabinet of Ministers of Ukraine, 7.75%, 09/01/22	11/05/19	419	410	—
China Construction Bank (New Zealand) Limited, 0.98%, 12/20/21	12/19/19	498	500	—
China Mengniu Dairy Company Limited, 2.50%, 06/17/30	09/25/20	896	894	0.1
CNOOC Curtis Funding No.1 Pty Ltd, 4.50%, 10/03/23	08/04/17	1,145	1,206	0.1
Cooperatieve Rabobank U.A., 6.63%, callable at 100 beginning 06/29/21	08/19/16	2,059	2,173	0.1
Credit Suisse Group AG, 6.50%, 08/08/23	03/19/15	316	340	—
Digital Stout Holding, LLC, 3.75%, 10/17/30	10/28/19	428	457	—
Gaz Capital S.A., 6.51%, 03/07/22	03/01/19	515	532	—
Gaz Capital S.A., 2.95%, 01/24/24	02/28/19	1,843	1,950	0.1
Gaz Capital S.A., 2.25%, 11/22/24	03/13/19	225	239	—
Gaz Capital S.A., 4.95%, 03/23/27	09/18/18	573	667	—
Goodman HK Finance, 4.38%, 06/19/24	06/25/20	319	324	—
GPN Capital S.A., 4.38%, 09/19/22	03/22/19	300	313	—
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	579	547	—
Greenko Dutch B.V., 4.88%, 07/24/22	10/25/19	301	298	—
Greenko Dutch B.V., 5.25%, 07/24/24	09/19/19	401	407	—
Greenland Global Investment Ltd., 6.25%, 12/16/22	08/18/20	913	895	0.1
HSBC Holdings PLC, 4.75%, callable at 100 beginning 07/04/29	01/13/20	986	924	0.1
IHO Verwaltungs GmbH, 3.88%, 05/15/27	05/22/19	440	469	—
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch, 0.98%, 12/21/21	12/19/19	798	800	0.1
Intesa Sanpaolo S.p.A., 7.75%, callable at 100 beginning 01/11/27	02/21/20	807	790	0.1
Kaisa Group Holdings Ltd., 6.75%, 02/18/21	08/14/20	201	200	—
Kaisa Group Holdings Ltd., 7.88%, 06/30/21	02/25/20	908	895	0.1
Kaisa Group Holdings Ltd., 8.50%, 06/30/22	02/12/20	808	782	0.1
KWG Group Holdings Limited, 6.00%, 09/15/22	06/09/20	400	403	—
Lloyds Banking Group PLC, 7.63%, callable at 100 beginning 06/27/23	09/27/16	1,297	1,337	0.1
New Metro Global Limited, 6.50%, 04/23/21	02/07/20	1,306	1,306	0.1
Novatek Finance Designated Activity Company, 4.42%, 12/13/22	02/27/19	507	526	—
NTT Finance Corporation, 1.90%, 07/21/21	12/11/19	2,046	2,073	0.1
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	01/10/17	28	22	—
Odebrecht Offshore Drilling Finance Ltd., 7.72%, 12/01/26	01/10/17	89	16	—
Rio Oil Finance Trust, 9.25%, 07/06/24	07/26/16	288	332	—
Ronshine China Holdings Limited, 11.25%, 08/22/21	12/10/19	517	516	—
Ronshine China Holdings Limited, 8.75%, 10/25/22	01/21/20	831	813	0.1
Santander UK Group Holdings PLC, 7.38%, callable at 100 beginning 06/24/22	09/28/16	381	395	—
Saudi Arabia, Kingdom of, 4.00%, 04/17/25	04/10/18	894	999	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	10/19/16	793	869	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
SB Capital S.A., 6.13%, 02/07/22	04/17/19	1,543	1,578	0.1
SB Capital S.A., 5.13%, 10/29/22	09/19/19	3,240	3,251	0.2
SB Capital S.A., 5.25%, 05/23/23	09/19/19	208	212	—
Seazen Group Limited, 7.50%, 01/22/21	02/07/20	2,010	2,005	0.1
SF Holding Investment Limited, 2.88%, 02/20/30	09/25/20	838	837	0.1
Shriram Transport Finance Company Limited, 5.95%, 10/24/22	11/01/19	907	852	0.1
State Bank of India, 3.25%, 01/24/22	07/17/17	701	711	—
Stichting AK Rabobank Certificaten II, 0.00%	01/17/17	736	836	0.1
Sunac China Holdings Limited, 8.38%, 01/15/21	03/01/19	703	704	—
Sunac China Holdings Limited, 7.88%, 02/15/22	02/10/20	618	606	—
Sunny Optical Technology (Group) Company Limited, 3.75%, 01/23/23	12/09/19	1,426	1,456	0.1
Tencent Holdings Limited, 2.39%, 06/03/30	09/29/20	510	510	—
Tesco Property Finance 5 PLC, 5.66%, 10/13/41	01/31/17	723	1,009	0.1
The Royal Bank of Scotland Group Public Limited Company, 1.75%, 03/02/26	06/04/19	678	726	—
Times China Holdings Limited, 7.63%, 02/21/22	12/10/19	407	406	—
UBS AG, 5.13%, 05/15/24	01/15/20	963	992	0.1
UBS AG, 4.75%, 02/12/26	08/27/19	451	474	—
UBS Group AG, 7.13%, callable at 100 beginning 08/10/21	01/28/20	2,381	2,357	0.1
UniCredit S.p.A., 7.50%, callable at 100 beginning 06/03/26	01/27/20	1,797	1,772	0.1
Vanke Real Estate (Hong Kong) Company Limited, 4.20%, 06/07/24	08/22/19	828	859	0.1
Virgin Money UK PLC, 4.00%, 09/03/27	02/06/20	1,257	1,197	0.1
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung, 2.13%, 04/04/22	02/04/19	813	844	0.1
		56,397	57,403	3.3

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	241	December 2020		33,619	(60)	7
United States 5 Year Note	927	January 2021		116,802	(94)	29
United States Ultra Bond	81	December 2020		18,043	(162)	(76)
					(316)	(40)
Short Contracts
Euro Bund	(26)	December 2020	EUR	(4,524)	3	(16)
United States 2 Year Note	(39)	January 2021		(8,615)	—	(2)
					3	(18)

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M Canada Bankers Acceptance (Q)	Paying	1.22	(S)	03/03/25	CAD	10,500	(3)	(5)
3M Canada Bankers Acceptance (Q)	Paying	1.24	(S)	03/04/25	CAD	4,700	(1)	(2)
3M Canada Bankers Acceptance (Q)	Paying	1.90	(S)	12/18/29	CAD	1,900	(2)	(1)
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.00	(S)	09/20/24	JPY	127,500	—	—
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	146,700	—	—
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	132,800	(1)	—
6M BUBOR (S)	Paying	1.00	(A)	09/19/23	HUF	297,000	1	(7)
6M BUBOR (S)	Paying	1.25	(A)	09/19/23	HUF	906,900	2	(20)
6M EURIBOR (S)	Receiving	0.25	(A)	12/15/30	EUR	5,600	4	(15)
6M EURIBOR (S)	Receiving	0.60	(A)	12/15/50	EUR	500	2	(7)
7-Day China Fixing Repo Rate (Q)	Paying	2.64	(Q)	07/15/25	CNY	20,400	(6)	10
7-Day China Fixing Repo Rate (Q)	Paying	2.62	(Q)	07/16/25	CNY	15,400	(5)	7
7-Day China Fixing Repo Rate (Q)	Paying	2.61	(Q)	08/04/25	CNY	5,100	(1)	2
7-Day China Fixing Repo Rate (Q)	Paying	2.61	(Q)	08/07/25	CNY	6,000	(2)	3
7-Day China Fixing Repo Rate (Q)	Paying	2.63	(Q)	08/07/25	CNY	6,000	(2)	3
7-Day China Fixing Repo Rate (Q)	Paying	2.63	(Q)	08/10/25	CNY	5,800	(1)	3
7-Day China Fixing Repo Rate (Q)	Paying	2.65	(Q)	08/21/25	CNY	5,200	(2)	2
Sterling Overnight Index Average Rate (M)	Receiving	0.50	(A)	12/16/30	GBP	11,400	47	31
Sterling Overnight Index Average Rate (A)	Receiving	0.50	(A)	12/16/50	GBP	1,700	21	10
Sterling Overnight Index Average Rate (A)	Paying	0.50	(A)	12/16/25	GBP	300	(1)	—
							50	14

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Newell Brands Inc. (Q)	1.00	06/20/23	1,300	(8)	2	1

Credit default swap agreements - sell protection
Anadarko Petroleum Corporation (Q)	1.00	06/20/21	(100)	(2)	—	1
Anadarko Petroleum Corporation (Q)	1.00	12/20/21	(400)	(20)	2	2
Anadarko Petroleum Corporation (Q)	1.00	06/20/22	(700)	(57)	2	—
AT&T Inc. (Q)	1.00	12/20/20	(7,500)	11	—	(3)
AT&T Inc. (Q)	1.00	12/20/24	(5,500)	65	3	(4)
Berkshire Hathaway Inc. (Q)	1.00	12/20/20	(200)	—	—	—
Berkshire Hathaway Inc. (Q)	1.00	06/20/21	(500)	3	—	—
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(900)	17	—	(1)
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(5,600)	107	—	(6)
British Telecommunications Public Limited Company (Q)	1.00	12/20/24	(700)	6	1	—
Canadian Natural Resources Limited (Q)	1.00	06/20/22	(200)	2	—	—
CDX.NA.IG.33 (Q)	1.00	12/20/29	(394,400)	(5,453)	368	(5,127)
D.R. Horton, Inc. (Q)	1.00	03/20/21	(100)	—	—	—
Daimler AG (Q)	1.00	12/20/20	(400)	1	—	—
Enbridge Inc. (Q)	1.00	12/20/21	(100)	1	—	—
Enbridge Inc. (Q)	1.00	06/20/22	(50)	—	—	—
Ford Motor Company (Q)	5.00	12/20/21	(100)	3	—	(1)
Ford Motor Company (Q)	5.00	06/20/23	(700)	29	—	(8)
General Electric Company (Q)	1.00	06/20/24	(300)	(3)	—	2
General Electric Company (Q)	1.00	12/20/24	(1,000)	(17)	—	5
Goldman Sachs Group Inc. (Q)	1.00	12/20/20	(800)	1	—	—
Goldman Sachs Group Inc. (Q)	1.00	06/20/21	(1,700)	9	—	—
Goldman Sachs Group Inc. (Q)	1.00	12/20/21	(1,400)	10	—	(1)
Host Hotels & Resorts, L.P. (Q)	1.00	12/20/20	(300)	—	—	—
ITRAXX.EUR.SR.26 (Q)	1.00	12/20/21	(1,400)	17	—	(1)
ITRAXX.EXJP.32 (Q)	1.00	12/20/24	(3,100)	65	(1)	(8)
MetLife, Inc. (Q)	1.00	06/20/22	(400)	6	—	—
MetLife, Inc. (Q)	1.00	12/20/22	(1,100)	20	—	—
MetLife, Inc. (Q)	1.00	12/20/24	(500)	12	—	—
Morgan Stanley (Q)	1.00	12/20/20	(300)	1	—	—
Prudential Financial, Inc. (Q)	1.00	12/20/24	(800)	19	—	(1)
Rolls-Royce Group PLC (Q)	1.00	12/20/24	(2,500)	(421)	(10)	(20)
Rolls-Royce Group PLC (Q)	1.00	12/20/24	(2,700)	(454)	(11)	(21)
Ryder System, Inc. (Q)	1.00	06/20/22	(500)	5	—	(1)
Simon Property Group, L.P. (Q)	1.00	06/20/22	(400)	1	—	(1)
Tesco PLC (Q)	1.00	12/20/24	(800)	16	1	(2)
The Boeing Company (Q)	1.00	12/20/20	(3,200)	(12)	1	2
The Sherwin-Williams Company (Q)	1.00	12/20/22	(1,000)	18	—	(1)
Viacom Inc. (Q)	1.00	06/20/21	(300)	2	—	—
Vodafone Group Public Limited Company (Q)	1.00	06/20/23	(400)	8	—	—
Vodafone Group Public Limited Company (Q)	1.00	06/20/24	(800)	17	1	(1)
				(5,967)	357	(5,196)

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Credit Default Swaptions
CDX.NA.HY.34.V8, 06/20/25	BNP	Put	100.00	11/18/20	5,500,000	(49)
CDX.NA.HY.34.V8, 06/20/25	BOA	Put	99.00	11/18/20	1,700,000	(13)
CDX.NA.HY.34.V8, 06/20/25	GSC	Put	99.00	11/18/20	1,700,000	(13)
CDX.NA.HY.34.V8, 06/20/25	GSC	Put	100.00	11/18/20	1,800,000	(16)
CDX.NA.HY.35, 12/20/25	GSC	Put	98.00	11/18/20	1,200,000	(8)
CDX.NA.IG.33, 12/20/24	GSC	Put	250.00	03/17/21	3,200,000	(4)
CDX.NA.IG.34, 06/20/25	BOA	Call	60.00	10/21/20	3,700,000	—
CDX.NA.IG.34, 06/20/25	CGM	Call	60.00	10/21/20	3,500,000	—
CDX.NA.IG.34, 06/20/25	CSI	Call	60.00	10/21/20	1,000,000	(1)
CDX.NA.IG.34, 06/20/25	GSC	Call	57.50	10/21/20	3,400,000	—
CDX.NA.IG.34, 06/20/25	BCL	Put	100.00	12/16/20	2,900,000	(8)
CDX.NA.IG.34, 06/20/25	BNP	Put	100.00	10/21/20	10,200,000	(12)
CDX.NA.IG.34, 06/20/25	BNP	Put	115.00	11/18/20	1,700,000	(3)
CDX.NA.IG.34, 06/20/25	BNP	Put	95.00	11/18/20	3,300,000	(15)
CDX.NA.IG.34, 06/20/25	BNP	Put	120.00	12/16/20	1,700,000	(4)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
CDX.NA.IG.34, 06/20/25	BNP	Put	100.00	12/16/20		3,000,000	(12)
CDX.NA.IG.34, 06/20/25	BNP	Put	100.00	01/20/21		5,100,000	(30)
CDX.NA.IG.34, 06/20/25	BOA	Put	100.00	10/21/20		7,300,000	(8)
CDX.NA.IG.34, 06/20/25	BOA	Put	90.00	10/21/20		11,300,000	(24)
CDX.NA.IG.34, 06/20/25	BOA	Put	100.00	11/18/20		3,400,000	(9)
CDX.NA.IG.34, 06/20/25	CSI	Put	80.00	10/21/20		2,000,000	(8)
CDX.NA.IG.34, 06/20/25	CSI	Put	100.00	10/21/20		1,000,000	—
CDX.NA.IG.34, 06/20/25	DUB	Put	105.00	11/18/20		1,600,000	(4)
CDX.NA.IG.34, 06/20/25	DUB	Put	100.00	12/16/20		3,100,000	(13)
CDX.NA.IG.34, 06/20/25	GSC	Put	90.00	10/21/20		4,300,000	(9)
CDX.NA.IG.34, 06/20/25	GSC	Put	80.00	10/21/20		1,500,000	(6)
CDX.NA.IG.34, 06/20/25	GSC	Put	100.00	11/18/20		1,500,000	(4)
CDX.NA.IG.34, 06/20/25	GSC	Put	100.00	12/16/20		6,000,000	(24)
CDX.NA.IG.34, 06/20/25	JPM	Put	100.00	12/16/20		1,700,000	(7)
CDX.NA.IG.34, 06/20/25	MSC	Put	95.00	12/16/20		1,500,000	(7)
CDX.NA.IG.35, 12/20/25	CSI	Call	45.00	12/16/20		3,700,000	(2)
CDX.NA.IG.35, 12/20/25	MSC	Call	50.00	11/18/20		4,000,000	(4)
CDX.NA.IG.35, 12/20/25	BCL	Put	110.00	01/20/21		3,400,000	(7)
CDX.NA.IG.35, 12/20/25	CSI	Put	110.00	12/16/20		2,500,000	(3)
CDX.NA.IG.35, 12/20/25	CSI	Put	90.00	12/16/20		3,700,000	(7)
CDX.NA.IG.35, 12/20/25	GSC	Put	80.00	12/16/20		3,700,000	(10)
CDX.NA.IG.35, 12/20/25	GSC	Put	90.00	12/16/20		3,700,000	(7)
CDX.NA.IG.35, 12/20/25	MSC	Put	95.00	12/16/20		4,000,000	(7)
ITRAXX.EUR.32, 12/20/24	GSC	Put	250.00	01/20/21	EUR	1,600,000	—
ITRAXX.EUR.32, 12/20/24	GSC	Put	250.00	03/17/21	EUR	2,900,000	(1)
ITRAXX.EUR.33, 06/20/25	BNP	Call	50.00	10/21/20	EUR	1,700,000	—
ITRAXX.EUR.33, 06/20/25	BNP	Call	52.50	10/21/20	EUR	1,700,000	—
ITRAXX.EUR.33, 06/20/25	BNP	Call	47.50	10/21/20	EUR	1,700,000	—
ITRAXX.EUR.33, 06/20/25	BNP	Call	47.50	11/18/20	EUR	3,300,000	—
ITRAXX.EUR.33, 06/20/25	BNP	Call	47.50	12/16/20	EUR	2,300,000	(1)
ITRAXX.EUR.33, 06/20/25	BNP	Call	45.00	12/16/20	EUR	1,500,000	—
ITRAXX.EUR.33, 06/20/25	BOA	Call	50.00	10/21/20	EUR	7,200,000	—
ITRAXX.EUR.33, 06/20/25	BOA	Call	47.50	10/21/20	EUR	1,800,000	—
ITRAXX.EUR.33, 06/20/25	BOA	Call	47.50	11/18/20	EUR	1,700,000	—
ITRAXX.EUR.33, 06/20/25	BOA	Call	47.50	12/16/20	EUR	4,700,000	(3)
ITRAXX.EUR.33, 06/20/25	BOA	Call	45.00	12/16/20	EUR	2,900,000	(1)
ITRAXX.EUR.33, 06/20/25	CSI	Call	52.50	10/21/20	EUR	1,700,000	—
ITRAXX.EUR.33, 06/20/25	CSI	Call	47.50	11/18/20	EUR	1,800,000	—
ITRAXX.EUR.33, 06/20/25	CSI	Call	45.00	12/16/20	EUR	3,100,000	(1)
ITRAXX.EUR.33, 06/20/25	DUB	Call	47.50	10/21/20	EUR	1,800,000	—
ITRAXX.EUR.33, 06/20/25	DUB	Call	50.00	10/21/20	EUR	3,200,000	—
ITRAXX.EUR.33, 06/20/25	DUB	Call	45.00	12/16/20	EUR	2,900,000	(1)
ITRAXX.EUR.33, 06/20/25	GSC	Call	50.00	10/21/20	EUR	1,700,000	—
ITRAXX.EUR.33, 06/20/25	GSC	Call	47.50	10/21/20	EUR	1,700,000	—
ITRAXX.EUR.33, 06/20/25	GSC	Call	47.50	11/18/20	EUR	3,200,000	—
ITRAXX.EUR.33, 06/20/25	JPM	Call	50.00	10/21/20	EUR	3,200,000	—
ITRAXX.EUR.33, 06/20/25	JPM	Call	52.50	10/21/20	EUR	3,600,000	(1)
ITRAXX.EUR.33, 06/20/25	BNP	Put	85.00	10/21/20	EUR	1,700,000	(1)
ITRAXX.EUR.33, 06/20/25	BNP	Put	100.00	10/21/20	EUR	1,700,000	—
ITRAXX.EUR.33, 06/20/25	BNP	Put	75.00	10/21/20	EUR	1,600,000	(1)
ITRAXX.EUR.33, 06/20/25	BNP	Put	80.00	10/21/20	EUR	1,700,000	(1)
ITRAXX.EUR.33, 06/20/25	BNP	Put	90.00	11/18/20	EUR	3,300,000	(4)
ITRAXX.EUR.33, 06/20/25	BNP	Put	85.00	12/16/20	EUR	2,300,000	(5)
ITRAXX.EUR.33, 06/20/25	BNP	Put	80.00	12/16/20	EUR	1,500,000	(4)
ITRAXX.EUR.33, 06/20/25	BOA	Put	85.00	10/21/20	EUR	3,700,000	(2)
ITRAXX.EUR.33, 06/20/25	BOA	Put	80.00	10/21/20	EUR	1,800,000	(1)
ITRAXX.EUR.33, 06/20/25	BOA	Put	92.50	10/21/20	EUR	3,500,000	(1)
ITRAXX.EUR.33, 06/20/25	BOA	Put	90.00	11/18/20	EUR	1,700,000	(2)
ITRAXX.EUR.33, 06/20/25	BOA	Put	85.00	12/16/20	EUR	4,700,000	(12)
ITRAXX.EUR.33, 06/20/25	BOA	Put	80.00	12/16/20	EUR	2,900,000	(8)
ITRAXX.EUR.33, 06/20/25	CSI	Put	100.00	10/21/20	EUR	1,700,000	—
ITRAXX.EUR.33, 06/20/25	CSI	Put	90.00	11/18/20	EUR	1,800,000	(2)
ITRAXX.EUR.33, 06/20/25	CSI	Put	80.00	12/16/20	EUR	3,100,000	(8)
ITRAXX.EUR.33, 06/20/25	DUB	Put	80.00	10/21/20	EUR	1,800,000	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
ITRAXX.EUR.33, 06/20/25	DUB	Put	85.00	10/21/20	EUR	1,400,000	(1)
ITRAXX.EUR.33, 06/20/25	DUB	Put	120.00	10/21/20	EUR	3,200,000	—
ITRAXX.EUR.33, 06/20/25	DUB	Put	80.00	12/16/20	EUR	2,900,000	(8)
ITRAXX.EUR.33, 06/20/25	GSC	Put	85.00	10/21/20	EUR	1,700,000	(1)
ITRAXX.EUR.33, 06/20/25	GSC	Put	80.00	10/21/20	EUR	1,700,000	(1)
ITRAXX.EUR.33, 06/20/25	GSC	Put	90.00	11/18/20	EUR	3,200,000	(4)
ITRAXX.EUR.33, 06/20/25	JPM	Put	120.00	10/21/20	EUR	3,200,000	—
ITRAXX.EUR.33, 06/20/25	JPM	Put	100.00	10/21/20	EUR	3,600,000	(1)
ITRAXX.EUR.34, 12/20/25	BNP	Put	85.00	12/16/20	EUR	2,000,000	(4)
ITRAXX.EUR.34, 12/20/25	BOA	Put	95.00	12/16/20	EUR	1,600,000	(3)
ITRAXX.EUR.34, 12/20/25	DUB	Put	90.00	12/16/20	EUR	3,400,000	(6)
ITRAXX.EUR.34, 12/20/25	GSC	Put	85.00	12/16/20	EUR	3,200,000	(7)
							(456)
Options on Securities
Federal National Mortgage Association, Inc., 1.50%, 11/15/50	JPM	Put	99.94	11/05/20		800,000	(4)
Federal National Mortgage Association, Inc., 2.00%, 10/15/50	JPM	Put	102.29	10/07/20		1,700,000	—
Federal National Mortgage Association, Inc., 2.00%, 10/15/50	JPM	Put	101.98	10/07/20		1,900,000	—
Federal National Mortgage Association, Inc., 2.00%, 11/15/50	JPM	Call	103.92	11/05/20		900,000	(1)
Federal National Mortgage Association, Inc., 2.00%, 11/15/50	JPM	Call	103.38	11/05/20		1,000,000	(4)
Federal National Mortgage Association, Inc., 2.00%, 11/15/50	JPM	Call	102.44	11/05/20		1,000,000	(11)
Federal National Mortgage Association, Inc., 2.00%, 11/15/50	JPM	Put	102.44	11/05/20		1,000,000	(2)
Federal National Mortgage Association, Inc., 2.00%, 11/15/50	JPM	Put	102.38	11/05/20		1,000,000	(2)
Federal National Mortgage Association, Inc., 2.00%, 11/15/50	JPM	Put	101.92	11/05/20		900,000	(1)
Federal National Mortgage Association, Inc., 2.00%, 12/15/50	JPM	Call	103.00	12/07/20		1,100,000	(1)
Federal National Mortgage Association, Inc., 2.00%, 12/15/50	JPM	Put	101.00	12/07/20		1,100,000	(1)
Government National Mortgage Association, 2.00%, 11/15/50	JPM	Put	102.16	11/12/20		1,000,000	(2)
Government National Mortgage Association, 2.00%, 12/15/50	JPM	Put	102.19	12/14/20		1,750,000	(7)
Government National Mortgage Association, 2.50%, 01/15/48	JPM	Put	103.00	01/14/21		1,250,000	(2)
Government National Mortgage Association, 2.50%, 01/15/48	JPM	Put	103.59	01/14/21		1,500,000	(4)
Government National Mortgage Association, 3.00%, 12/15/47	JPM	Put	104.00	12/14/20		1,250,000	(2)
							(44)

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
COP/USD	GSC	12/04/20	COP	3,451,700	899	(40)
IDR/USD	CIT	12/16/20	IDR	21,224,807	1,416	(17)
JPY/USD	CIT	10/02/20	JPY	1,476,900	14,001	47
JPY/USD	MSC	11/04/20	JPY	409,934	3,888	(3)
MXN/USD	CIT	12/09/20	MXN	46,482	2,085	42
MXN/USD	JPM	12/09/20	MXN	8,343	374	8
PLN/USD	SCB	11/10/20	PLN	5,069	1,311	(38)
RUB/USD	SCB	10/13/20	RUB	173,429	2,229	(112)
RUB/USD	UBS	10/16/20	RUB	62,565	804	(71)
USD/CAD	BCL	11/17/20	CAD	(1,690)	(1,270)	7
USD/EUR	GSC	10/02/20	EUR	(1,421)	(1,665)	39
USD/GBP	BNP	10/02/20	GBP	(224)	(289)	(2)
USD/GBP	BNP	10/02/20	GBP	(6,596)	(8,511)	376
USD/JPY	MSC	10/02/20	JPY	(409,934)	(3,886)	3
USD/PEN	BNP	10/23/20	PEN	(16,257)	(4,512)	55
USD/PEN	CIT	10/23/20	PEN	(2,247)	(624)	13
					6,250	307

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Alibaba Group Holding Limited (Q)	BCL	0.98	1.00	12/20/24	(200)	4	3	1
Alibaba Group Holding Limited (Q)	BNP	0.98	1.00	12/20/24	(300)	7	4	3
BHP Billiton Finance (USA) Limited (Q)	BNP	0.19	1.00	06/20/21	(200)	2	(6)	8
CDX.NA.HY.25.V7 (Q)	BOA	N/A	5.00	12/20/20	(100)	1	1	—
CDX.NA.HY.27.V5 (Q)	BOA	N/A	5.00	12/20/21	(300)	16	46	(30)
CDX.NA.HY.27.V5 (Q)	CGM	N/A	5.00	12/20/21	(600)	31	52	(21)
CDX.NA.HY.27.V5 (Q)	JPM	N/A	5.00	12/20/21	(200)	10	17	(7)
CDX.NA.HY.29.V3 (Q)	GSC	N/A	5.00	12/20/22	(100)	7	14	(7)
CDX.NA.HY.29.V3 (Q)	JPM	N/A	5.00	12/20/22	(200)	15	32	(17)
CDX.NA.HY.31.V4 (Q)	BNP	N/A	5.00	12/20/23	(100)	7	12	(5)
CDX.NA.HY.31.V4 (Q)	CGM	N/A	5.00	12/20/23	(200)	14	21	(7)
CDX.NA.HY.31.V4 (Q)	GSC	N/A	5.00	12/20/23	(500)	33	59	(26)
CDX.NA.HY.31.V4 (Q)	JPM	N/A	5.00	12/20/23	(400)	26	45	(19)
CDX.NA.HY.31.V4 (Q)	MSC	N/A	5.00	12/20/23	(100)	7	12	(5)
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.10 (M)	MSC	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.10 (M)	UBS	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.8 (M)	CSI	N/A	0.50	10/17/57	(300)	3	(15)	18
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(4,000)	32	(161)	193
CMBX.NA.AAA.9 (M)	MSC	N/A	0.50	09/17/58	(500)	4	(19)	23
CNAC (HK) Finbridge Company Limited (Q)	BCL	2.06	1.00	12/20/24	(300)	(1)	(6)	5
CNOOC Finance (2002) Limited (Q)	BNP	0.92	1.00	12/20/24	(500)	11	10	1
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BCL	1.81	1.00	06/20/23	(800)	3	(8)	11
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	2.06	1.00	06/20/24	(200)	(1)	(3)	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	1.95	1.00	12/20/23	(300)	—	(6)	6
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	2.06	1.00	06/20/24	(100)	(1)	(2)	1
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.81	1.00	06/20/23	(1,300)	4	(12)	16
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	2.23	1.00	12/20/24	(100)	(1)	(1)	—
Gobierno Federal de los Estados Unidos Mexicanos (Q)	JPM	2.06	1.00	06/20/24	(100)	(1)	(2)	1
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	1.50	1.00	12/20/25	(300)	(7)	(4)	(3)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	2.23	1.00	12/20/24	(500)	(5)	(3)	(2)
Huarong Finance Co., Ltd. (Q)	BOA	0.65	1.00	10/23/20	(300)	1	—	1
Italy, Governement of (Q)	BOA	1.27	1.00	06/20/25	(6,000)	(72)	(96)	24
MCDX.CDSI.24 (Q)	MSC	N/A	1.00	06/20/25	(150)	3	(5)	8
Mexico (United Mexican States) (Q)	BCL	1.47	1.00	06/20/22	(2,600)	15	(37)	52
Pemex Project Funding Master Trust (Q)	BCL	9.20	1.00	06/20/22	(400)	(25)	(17)	(8)
Pemex Project Funding Master Trust (Q)	BNP	9.20	1.00	06/20/22	(1,700)	(108)	(103)	(5)
Pemex Project Funding Master Trust (Q)	GSC	4.49	1.00	12/20/21	(200)	(9)	(9)	—
Pemex Project Funding Master Trust (Q)	GSC	4.84	1.00	06/20/22	(700)	(44)	(44)	—
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	2.56	1.00	12/20/24	(600)	(28)	(10)	(18)
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	1.37	1.00	06/20/22	(200)	(1)	(1)	—
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	2.56	1.00	12/20/24	(500)	(24)	(8)	(16)
Presidencia de la Republica de Colombia (Q)	UBS	1.05	1.00	06/20/21	(650)	3	(19)	22
Presidencia de la República de Colombia (Q)	GSC	0.43	1.00	06/20/21	(650)	2	4	(2)
PT Pertamina (Persero) (Q)	BCL	2.50	1.00	12/20/24	(400)	—	(4)	4
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	1.68	1.00	12/20/24	(800)	(6)	2	(8)
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	1.57	1.00	06/20/24	(400)	(2)	(9)	7
Segretariato Generale Della Presidenza Della Repubblica (Q)	BOA	1.57	1.00	06/20/24	(400)	(1)	(8)	7
Sinopec Group Overseas Development (2018) Limited (Q)	BCL	0.95	1.00	12/20/24	(300)	7	5	2
Sinopec Group Overseas Development (2018) Limited (Q)	GSC	0.95	1.00	12/20/24	(200)	4	3	1
South Africa, Parliament of (Q)	BCL	4.01	1.00	12/20/24	(800)	(60)	(30)	(30)
South Africa, Parliament of (Q)	CGM	2.65	1.00	06/20/21	(600)	(1)	(50)	49
South Africa, Parliament of (Q)	GSC	4.01	1.00	12/20/24	(1,000)	(74)	(40)	(34)
State Grid Overseas Investment Limited (Q)	BCL	0.94	1.00	12/20/24	(300)	6	4	2
The Republic of Indonesia, The Government of (Q)	GSC	1.38	1.00	06/20/23	(300)	4	(4)	8
					(33,250)	(187)	(405)	218

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 126.9%
U.S. Treasury Inflation Indexed Securities 105.7%
Treasury, United States Department of
0.13%, 01/15/22 - 01/15/23 (a) (b)	118,629	120,917
0.38%, 07/15/23 - 07/15/27 (b)	190,619	206,374
2.38%, 01/15/25 (b)	32,783	38,029
0.13%, 04/15/21 - 07/15/30 (b)	160,228	170,731
0.63%, 04/15/23 - 02/15/43 (b)	160,497	173,344
2.00%, 01/15/26 (b)	92,253	108,570
0.13%, 07/15/26 (b) (c)	111,476	120,778
2.38%, 01/15/27 (a) (b)	334	412
0.50%, 04/15/24 - 01/15/28 (b)	83,578	92,471
1.75%, 01/15/28 (b)	13,710	16,681
3.63%, 04/15/28 (b)	33,021	45,198
0.88%, 01/15/29 - 02/15/47 (b)	22,213	28,131
2.50%, 01/15/29 (b)	23,529	30,695
3.88%, 04/15/29 (b)	11,589	16,632
0.25%, 01/15/25 - 02/15/50 (b)	97,603	107,577
2.13%, 02/15/40 - 02/15/41 (b)	26,917	41,417
1.38%, 02/15/44 (b)	64,870	92,055
0.75%, 07/15/28 - 02/15/45 (b)	90,675	110,110
1.00%, 02/15/46 - 02/15/49 (b)	36,015	48,603
		1,568,725
Mortgage-Backed Securities 11.8%
Federal Home Loan Mortgage Corporation
2.48%, (6M USD LIBOR + 1.76%), 07/01/36 (d)	100	105
2.40%, (1Y USD LIBOR + 1.48%), 09/01/36 (d)	58	61
2.91%, (1Y USD LIBOR + 1.65%), 10/01/36 (d)	49	51
0.60%, (1M USD LIBOR + 0.45%), 09/15/42 (d)	3,117	3,146
Federal National Mortgage Association, Inc.
3.38%, (1Y USD LIBOR + 1.27%), 11/01/35 (d)	16	17
3.81%, (1Y USD LIBOR + 1.82%), 03/01/36 (d)	30	32
3.02%, (1Y USD LIBOR + 2.02%), 06/01/36 (d)	14	15
TBA, 2.50%, 11/15/47 - 12/15/47 (c)	87,400	91,410
TBA, 3.00%, 11/15/47 (c)	31,400	32,903
TBA, 2.00%, 12/15/50 (c)	20,900	21,525
Government National Mortgage Association
TBA, 2.50%, 11/15/46 - 12/15/47 (c)	24,300	25,428
		174,693
Treasury Inflation Indexed Securities 7.7%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (b)	2,292,528	21,714
Canada, Government of
4.25%, 12/01/26, CAD (b)	5,939	5,889
Commonwealth of Australia
1.25%, 02/21/22, AUD (e) (f)	5,290	4,516
3.00%, 09/20/25, AUD (e) (f)	8,920	9,483
Corporacion Andina de Fomento
3.95%, 10/15/21, MXN (b)	13,099	611
France Government Inflation Indexed Bond
0.25%, 07/25/24, EUR (b) (f)	3,829	4,720
HM Treasury
1.25%, 11/22/27, GBP (b) (f)	2,986	5,167
New Zealand Government
2.00%, 09/20/25, NZD (e)	14,100	11,683
3.00%, 09/20/30, NZD (e)	2,500	2,465
Republique Francaise Presidence
0.10%, 03/01/26, EUR (b)	10,477	13,060
Segretariato Generale Della Presidenza Della Repubblica
1.40%, 05/26/25, EUR (b)	28,921	35,400
		114,708
Collateralized Mortgage Obligations 1.0%
Federal Home Loan Mortgage Corporation
Series T-1A1-62, REMIC, 2.37%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 10/25/44 (d)	180	183
Series T-1A1-63, REMIC, 2.37%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 02/25/45 (d)	133	137
Series WF-4779, REMIC, 0.51%, (1M USD LIBOR + 0.35%), 07/15/44 (d)	1,817	1,812
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 0.24%, (1M USD LIBOR + 0.06%), 07/25/37 (d)	50	49
Series 2019-FA-5, REMIC, 0.55%, (1M USD LIBOR + 0.40%), 03/25/49 (d)	6,799	6,865
Government National Mortgage Association
Series 2017-FB-H10, 1.90%, (1Y USD LIBOR + 0.75%), 04/20/67 (d)	2,219	2,262
Series 2018-FG-H15, REMIC, 0.60%, (1Y USD LIBOR + 0.15%), 08/20/68 (d)	2,857	2,795
		14,103
Sovereign 0.6%
Buenos Aires City S.A.
29.82%, (BADLAR + 5.00%), 01/23/22, ARS (d)	440	3
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.94%, 02/12/29, PEN (g)	5,100	1,665
6.15%, 08/12/32, PEN	16,600	5,303
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31, MXN	3,891	198
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (g)	1,900	2,036
Presidencia De La Nacion
26.41%, (BADLAR + 2.00%), 04/03/22, ARS (d)	15,030	101
30.02%, (BADLAR), 10/04/22, ARS (d)	500	4
		9,310
U.S. Treasury Note 0.1%
Treasury, United States Department of
1.75%, 12/31/24 (a)	1,070	1,139
Municipal 0.0%
Tobacco Settlement Finance Authority of West Virginia
7.47%, 06/01/47	260	278
Asset-Backed Securities 0.0%
U.S. Small Business Administration
Series 2017-1-20L, 5.29%, 12/01/27	181	192
Total Government And Agency Obligations (cost $1,828,885)		1,883,148
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.3%
ACE Securities Corp. Home Equity Loan Trust
Series 2007-A2B-ASP1, REMIC, 0.35%, (1M USD LIBOR + 0.20%), 03/25/37 (d)	417	241
Adagio IV CLO Designated Activity Company
Series IV-A1R-A, 0.66%, (3M EURIBOR + 0.66%), 10/15/29, EUR (d) (g)	470	550
Albacore Euro CLO I Designated Activity Company
Series A-1A, 1.53%, (3M EURIBOR + 1.53%), 07/18/31, EUR (d) (g)	700	822
Alternative Loan Trust
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	129	106
Series 2006-A1-HY11, REMIC, 0.39%, (1M USD LIBOR + 0.24%), 06/25/36 (d)	472	421
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	2,956	1,912
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	397	400
AREIT Trust
Series 2020-A-CRE4, 2.78%, (1M USD LIBOR + 2.62%), 12/15/22 (d)	2,300	2,324
Atrium XII LLC
Series AR-12A, 1.09%, (3M USD LIBOR + 0.83%), 04/22/27 (d)	1,879	1,861
Babson Euro CLO
Series 2015-A1R-1A, 0.37%, (3M EURIBOR + 0.82%), 10/25/29, EUR (d) (g)	523	607
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 3.21%, 06/25/35 (d)	30	28
Bayview Opportunity Master Fund IVa Trust
Series 2019-A1-SBR1, 3.47%, 06/28/34 (h)	149	149
BCAP LLC Trust
Series 2011-12A1-RR5, REMIC, 4.85%, 03/26/37 (d)	511	517

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Bear Stearns ALT-A Trust
Series 2005-24A1-10, REMIC, 3.17%, 01/25/36 (d)	223	211
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-21A1-4, REMIC, 3.25%, 08/25/36 (d)	133	105
Bear Stearns ARM Trust
Series 2003-3A2-3, REMIC, 4.08%, 05/25/33 (d)	12	12
Series 2003-2A1-9, REMIC, 3.88%, 02/25/34 (d)	61	61
Series 2004-22A1-9, REMIC, 3.43%, 11/25/34 (d)	64	64
Series 2004-22A1-10, REMIC, 4.38%, 01/25/35 (d)	64	65
Series 2005-2A1-1, REMIC, 3.51%, 03/25/35 (d)	136	136
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A1-HE7, REMIC, 1.15%, (1M USD LIBOR + 1.00%), 08/25/37 (d)	180	175
Series 2005-M2-HE12, REMIC, 0.93%, (1M USD LIBOR + 0.75%), 12/25/35 (d)	90	89
Bear Stearns Structured Products Inc. Trust
Series 2007-2A1-R6, REMIC, 6.76%, 12/26/46 (d)	313	274
Benefit Street Partners CLO VII, Ltd.
Series 2015-A1AR-VIIA, 1.05%, (3M USD LIBOR + 0.78%), 07/19/27 (d)	644	640
Black Diamond CLO Designated Activity Company
Series 2015-A1R-1A, 0.65%, (3M EURIBOR + 0.65%), 10/03/29, EUR (d) (g)	1,328	1,557
Series 2015-A2R-1A, 1.35%, (3M USD LIBOR + 1.05%), 10/03/29 (d) (g)	864	863
Carlyle Global Market Strategies Euro CLO Designated Activity Company
Series 2015-AA1R-2A, 0.73%, (3M EURIBOR + 0.73%), 09/21/29, EUR (d) (g)	216	253
Catamaran CLO Ltd
Series 2013-AR-1A, 1.09%, (3M USD LIBOR + 0.85%), 01/27/28 (d) (g)	3,744	3,690
Chase Mortgage Finance Trust
Series 2007-5A1-A1, REMIC, 3.49%, 02/25/37 (d)	11	11
CHL Mortgage Pass-Through Trust
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	1,120	910
CIT Mortgage Loan Trust
Series 2007-1M1-1, REMIC, 1.65%, (1M USD LIBOR + 1.50%), 02/25/23 (d)	1,900	1,810
Series 2007-1A-1, REMIC, 1.50%, (1M USD LIBOR + 1.35%), 08/25/24 (d)	2,391	2,333
Series 2007-2A3-1, REMIC, 1.63%, (1M USD LIBOR + 1.45%), 09/25/24 (d)	93	92
Citigtoup Mortgage Loan Trust
Series 2019-A1-B, 3.26%, 04/25/66 (d)	358	354
Series 2005-2A2B-3, REMIC, 3.18%, 08/25/35 (d)	68	52
Series 2005-A2-6, REMIC, 2.32%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.15%), 09/25/35 (d)	12	12
Series 2005-A1-6, REMIC, 3.85%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.10%), 09/25/35 (d)	11	11
Series 2007-A3A-AMC2, REMIC, 0.23%, (1M USD LIBOR + 0.08%), 01/25/37 (d)	61	48
Series 2007-22AA-10, REMIC, 3.36%, 09/25/37 (d)	474	423
Series 2007-A3A-AHL3, REMIC, 0.21%, (1M USD LIBOR + 0.06%), 08/25/45 (d)	128	98
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	10	10
Series 2005-M3-HE4, REMIC, 0.84%, (1M USD LIBOR + 0.69%), 10/25/35 (d)	3,422	3,056
Series 2006-A1-AMC1, REMIC, 0.32%, (1M USD LIBOR + 0.15%), 09/25/36 (d)	1,378	1,264
Series 2007-1A1A-AR4, REMIC, 3.92%, 03/25/37 (d)	1,923	1,765
Series 2015-1A1-2, REMIC, 0.35%, (1M USD LIBOR + 0.20%), 06/25/47 (d)	735	726
College Loan Corporation
Series 2007-A1-2, 0.49%, (3M USD LIBOR + 0.25%), 01/25/24 (d)	800	776
CoreVest American Finance Trust
Series 2017-A-1, 2.97%, 07/15/22	462	468
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, 3.51%, 04/25/22	272	270
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A3-CB6, 0.37%, (1M USD LIBOR + 0.22%), 07/25/37 (d)	2,970	2,309
Series 2007-A1-CB6, REMIC, 0.27%, (1M USD LIBOR + 0.12%), 07/25/37 (d)	101	78
Series 2005-M4-CB3, REMIC, 1.20%, (1M USD LIBOR + 1.05%), 08/25/34 (d)	205	188
CSMC
Series 2015-5A2-3R, REMIC, 0.33%, 09/29/36 (d)	2,351	2,298
Series 2015-2A2-12R, REMIC, 0.68%, 12/03/37 (d)	2,300	2,077
CSMC Mortgage-Backed Trust
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (d)	695	282
CSMC Trust
Series 2019-A1-RPL9, 3.08%, 10/25/59 (d)	2,611	2,545
CVP Cascade CLO-1 Ltd
Series 2013-A1R-CLO1, 1.42%, (3M USD LIBOR + 1.15%), 01/16/26 (d)	62	62
CWABS Asset-Backed Certificates Trust
Series 2007-1A1-8, REMIC, 0.34%, (1M USD LIBOR + 0.19%), 02/25/36 (d)	3,979	3,531
Series 2007-1A1-12, REMIC, 0.89%, (1M USD LIBOR + 0.74%), 06/25/37 (d) (h)	136	130
CWABS, Inc.
Series 2005-MV3-11, REMIC, 0.68%, (1M USD LIBOR + 0.53%), 01/25/36 (d)	3,714	3,610
CWMBS, Inc.
Series 2004-11A1-12, REMIC, 3.02%, 08/25/34 (d)	46	42
Series 2004-5A-HYB7, REMIC, 3.90%, 11/20/34 (d)	13	13
Series 2004-2A1-HYB5, REMIC, 2.98%, 04/20/35 (d)	26	26
Eurosail PLC
Series 2007-A3A-3X, 1.01%, (3M GBP LIBOR + 0.95%), 06/13/45, GBP (d) (f)	1,022	1,308
Series 2007-A3C-3A, 1.01%, (3M GBP LIBOR + 0.95%), 06/13/45, GBP (d) (g)	351	450
First Franklin Mortgage Loan Trust
Series 2006-A5-FF10, REMIC, 0.49%, (1M USD LIBOR + 0.31%), 07/25/36 (d)	2,713	2,433
Series 2006-A2-FF17, REMIC, 0.27%, (1M USD LIBOR + 0.12%), 12/25/36 (d) (h)	7,429	6,109
First NLC Trust
Series 2007-A1-1, REMIC, 0.22%, (1M USD LIBOR + 0.07%), 08/25/37 (d)	252	147
Great Hall Mortgages No.1 PLC
Series 2006-A2A-1, 0.20%, (3M GBP LIBOR + 0.15%), 06/18/38, GBP (d) (f)	68	86
Series 2007-A2A-1, 0.18%, (3M GBP LIBOR + 0.13%), 03/18/39, GBP (d) (f)	88	111
GreenPoint Mortgage Funding Trust
Series 2006-A-A6, REMIC, 0.33%, (1M USD LIBOR + 0.18%), 09/25/46 (d)	386	344
Grifonas Finance No.1 PLC
Series 1-A, 0.00%, (6M EURIBOR + 0.28%), 08/28/39, EUR (d) (f)	629	679
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 6.22%, 03/25/46 (h)	352	266
GS Mortgage Securities Trust
Series 2010-A2-C1, REMIC, 4.59%, 08/12/43	823	849
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 4.02%, 01/25/35 (d)	40	40
Halcyon Loan Advisors Funding Ltd
Series 2015-AR-1A, 1.19%, (3M USD LIBOR + 0.92%), 04/20/27 (d)	837	832

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 2.87%, 04/19/34 (d)	106	103
HarborView Mortgage Loan Trust
Series 2007-A1A-5, REMIC, 0.35%, (1M USD LIBOR + 0.19%), 09/19/37 (d) (h)	28	25
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.11%, (US SONIA + 1.05%), 05/25/53, GBP (d) (g)	6,368	8,224
Home Equity Asset Trust
Series 2004-M1-2, REMIC, 0.97%, (1M USD LIBOR + 0.80%), 07/25/34 (d) (h)	142	135
Series 2005-M2-8, REMIC, 0.63%, (1M USD LIBOR + 0.45%), 02/25/36 (d) (h)	1,700	1,590
HomeBanc Mortgage Trust
Series 2005-A2-4, REMIC, 0.81%, (1M USD LIBOR + 0.66%), 10/25/35 (d)	108	105
ICG US Clo 2020-1 Ltd
Series 2020-A1-1A, 0.00%, (3M USD LIBOR + 1.40%), 10/22/31 (d)	1,000	1,000
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	16	17
Series 2005-4A1-AR1, REMIC, 3.42%, 03/25/35 (d)	100	100
Series 2005-2A1-AR1, REMIC, 3.75%, 11/25/35 (d)	39	37
Series 2005-A1-16IP, REMIC, 0.79%, (1M USD LIBOR + 0.64%), 07/25/45 (d)	109	92
J.P. Morgan Mortgage Acquisition Trust
Series 2006-AV5-CH2, REMIC, 0.39%, (1M USD LIBOR + 0.21%), 10/25/36 (d) (h)	78	72
J.P. Morgan Mortgage Trust
Series 2007-1A1-A1, REMIC, 3.22%, 07/25/35 (d)	54	54
Series 2005-2A1-A6, REMIC, 2.99%, 08/25/35 (d)	72	71
Series 2005-7A1-A6, REMIC, 3.09%, 08/25/35 (d)	93	87
Series 2005-4A1-A6, REMIC, 2.92%, 09/25/35 (d)	9	9
Series 2008-1A1-R2, REMIC, 3.21%, 07/27/37 (d)	308	307
Jamestown CLO Ltd
Series 2014-A1AR-4A, 0.97%, (3M USD LIBOR + 0.69%), 07/15/26 (d)	513	511
Jamestown CLO V Ltd
Series 2014-AR-5A, 1.49%, (3M USD LIBOR + 1.22%), 01/19/27 (d)	2,294	2,291
Jubilee CLO BV
Series 2015-AR-15A, 0.40%, (3M EURIBOR + 0.84%), 07/12/28, EUR (d) (g)	1,000	1,161
Series 2015-A1R-16A, 0.32%, (3M EURIBOR + 0.80%), 12/15/29, EUR (d) (g)	1,840	2,139
KVK CLO Ltd
Series 2013-AR-1A, 1.17%, (3M USD LIBOR + 0.90%), 01/14/28 (d) (g)	418	415
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, 3.75%, 04/25/21 (h)	683	681
Lehman XS Trust
Series 2007-2A1-15N, REMIC, 0.43%, (1M USD LIBOR + 0.25%), 08/25/47 (d)	955	894
Loancore Issuer Ltd.
Series 2019-A-CRE2, 1.28%, (1M USD LIBOR + 1.13%), 10/15/23 (d)	2,700	2,652
Long Beach Mortgage Loan Trust
Series 2006-2A2-7, 0.27%, (1M USD LIBOR + 0.12%), 08/25/36 (d)	487	243
Mackay Shields Euro CLO-2 Designated Activity Company
Series A-2A, 1.55%, (3M EURIBOR + 1.55%), 08/15/33, EUR (d) (g)	600	705
Man GLG Euro CLO II Designated Activity Company
Series A1R-2A, 0.87%, (3M EURIBOR + 0.87%), 01/15/30, EUR (d) (g)	800	934
Marathon CLO V Ltd.
Series 2013-A1R-5A, 1.12%, (3M USD LIBOR + 0.87%), 11/22/27 (d)	1,275	1,254
Marlette Funding Trust
Series 2019-A-3A, 2.69%, 09/17/29	265	267
MASTR Adjustable Rate Mortgages Trust
Series 2003-2A1-6, REMIC, 3.24%, 12/25/33 (d)	182	171
MASTR Asset Backed Securities Trust
Series 2005-M1-FRE1, REMIC, 0.90%, (1M USD LIBOR + 0.75%), 10/25/35 (d)	64	62
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 3.42%, 02/25/34 (d)	91	89
Merrill Lynch Mortgage Investors Trust
Series 2003-1A1-A2, REMIC, 2.73%, 02/25/33 (d)	50	47
Mill City Mortgage Loan Trust
Series 2019-A1-GS2, 2.75%, 08/25/59 (d)	602	629
Morgan Stanley ABS Capital Trust I Inc.
Series 2007-A1-HE6, REMIC, 0.21%, (1M USD LIBOR + 0.06%), 05/25/37 (d)	55	45
Series 2004-M3-NC7, REMIC, 1.12%, (1M USD LIBOR + 0.98%), 07/25/34 (d)	421	372
Series 2005-M2-HE2, REMIC, 0.81%, (1M USD LIBOR + 0.66%), 01/25/35 (d)	1,338	1,244
Series 2005-M3-HE5, REMIC, 0.82%, (1M USD LIBOR + 0.68%), 09/25/35 (d) (h)	1,439	1,245
MortgageIT Trust
Series 2004-M2-2, REMIC, 1.15%, (1M USD LIBOR + 1.01%), 12/25/34 (d)	301	279
Navient Funding, LLC
Series 2004-A5-2, 0.00%, (3M EURIBOR + 0.18%), 01/25/24, EUR (d) (f)	189	221
Series 2003-A5-5, 0.00%, (3M EURIBOR + 0.27%), 06/17/24, EUR (d)	142	166
Series 2004-A6B-3A, 0.79%, (3M USD LIBOR + 0.55%), 10/25/64 (d)	2,627	2,475
NCUA Guaranteed Notes Trust
Series 2010-1A-R1, REMIC, 0.60%, (1M USD LIBOR + 0.45%), 10/07/20 (d)	339	339
Series 2010-2A-R3, REMIC, 0.71%, (1M USD LIBOR + 0.56%), 12/08/20 (d)	1,487	1,487
New Century Home Equity Loan Trust
Series 2004-M1-4, REMIC, 0.91%, (1M USD LIBOR + 0.77%), 02/25/35 (d)	326	310
New Residential Mortgage Loan Trust
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59	2,940	3,082
Nomura Home Equity Loan, Inc. Trust
Series 2005-M3-FM1, REMIC, 0.91%, (1M USD LIBOR + 0.77%), 05/25/35 (d)	2,735	2,385
OCP CLO Ltd
Series 2015-A1R-8A, 1.12%, (3M USD LIBOR + 0.85%), 04/17/27 (d)	398	397
Series 2015-A1R-9A, 1.07%, (3M USD LIBOR + 0.80%), 07/15/27 (d) (g)	1,248	1,242
Series 2015-A1R-10A, 1.06%, (3M USD LIBOR + 0.82%), 10/26/27 (d) (g)	1,389	1,380
OZLM XXIII Ltd
Series 2019-A-23A, 1.74%, (3M USD LIBOR + 1.47%), 04/15/32 (d)	3,800	3,780
Penta CLO 2 B.V.
Series 2015-AR-2A, 0.79%, (3M EURIBOR + 0.79%), 08/04/28, EUR (d) (g)	734	860
RALI Series Trust
Series 2007-A-QH8, REMIC, 2.03%, 10/25/37 (d)	765	670
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 1.02%, (1M USD LIBOR + 0.87%), 02/25/34 (d)	495	448
Residential Asset Securities Corporation
Series 2005-M2-KS11, REMIC, 0.78%, (1M USD LIBOR + 0.63%), 12/25/35 (d)	500	488
Series 2006-M1-KS3, REMIC, 0.64%, (1M USD LIBOR + 0.33%), 04/25/36 (d)	1,000	962
Series 2006-A4-EMX4, REMIC, 0.61%, (1M USD LIBOR + 0.46%), 06/25/36 (d)	4,637	4,196
Residential Asset Securitization Trust
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	214	132

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Residential Mortgage Securities 32 PLC
Series A-32A, 0.00%, (SONIA + 1.25%), 06/20/70, GBP (d) (g)	2,100	2,722
Saxon Asset Securities Trust
Series 2007-1A-3, REMIC, 0.46%, (1M USD LIBOR + 0.31%), 08/25/24 (d)	688	653
Securitized Asset Backed Receivables LLC
Series 2006-A2C-HE2, REMIC, 0.30%, (1M USD LIBOR + 0.15%), 07/25/36 (d)	453	247
Series 2006-A2C-HE1, REMIC, 0.31%, (1M USD LIBOR + 0.16%), 07/25/36 (d) (h)	3,101	1,496
SLM Private Education Loan Trust
Series 2011-A3-B, 2.40%, (1M USD LIBOR + 2.25%), 06/16/42 (d)	169	169
SLM Student Loan Trust
Series 2008-A-9, 1.74%, (3M USD LIBOR + 1.50%), 04/25/23 (d)	1,066	1,055
Soundview Home Loan Trust
Series 2007-1A1-OPT1, REMIC, 0.35%, (1M USD LIBOR + 0.20%), 06/25/37 (d)	1,928	1,481
SPSTC
Series 2020-A-1A, 1.63%, (3M USD LIBOR + 1.40%), 07/22/28 (d)	2,100	2,097
Stanwich Mortgage Loan Co LLC
Series 2019-A1-NPB1, REMIC, 3.38%, 08/15/22 (h)	227	226
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 0.82%, (1M USD LIBOR + 0.66%), 10/19/34 (d)	11	11
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 3.17%, 02/25/34 (d)	152	150
Symphony CLO XIV, Ltd.
Series 2014-AR-14A, 2.26%, (3M USD LIBOR + 0.95%), 07/14/26 (d)	900	896
TBW Mortgage-Backed Trust
Series 2006-A6-4, REMIC, 6.47%, 09/25/36 (h)	473	37
THL Credit Wind River CLO Ltd
Series 2015-A1R-2A, 1.15%, (3M USD LIBOR + 0.87%), 10/15/27 (d)	174	173
Thornburg Mortgage Securities Trust
Series 2005-A3-1, REMIC, 3.58%, 04/25/45 (d)	98	96
Series 2006-A2B-4, REMIC, 3.57%, 07/25/36 (d)	122	111
Towd Point Mortgage Funding
Series 2019-A1-GR4A, 1.10%, (3M GBP LIBOR + 1.03%), 10/20/51, GBP (d) (f)	5,490	7,097
Towd Point Mortgage Trust
Series 2019-A1A-HY3, 1.15%, (1M USD LIBOR + 1.00%), 07/25/27 (d)	1,519	1,519
Tralee CLO III, LLC
Series 2014-AR-3A, 1.30%, (3M USD LIBOR + 1.03%), 10/20/27 (d)	1,658	1,650
Venture XX CLO Ltd
Series 2015-AR-20A, 1.10%, (3M USD LIBOR + 0.82%), 04/15/27 (d) (g)	3,585	3,561
Venture XXI CLO Ltd
Series 2015-AR-21A, 1.15%, (3M USD LIBOR + 0.88%), 07/15/27 (d)	1,746	1,729
Voya CLO Ltd
Series 2014-A1R-3A, 0.96%, (3M USD LIBOR + 0.72%), 07/27/26 (d) (g)	1,137	1,133
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-A7-AR5, REMIC, 3.75%, 06/25/33 (d)	70	69
Series 2003-2A-AR9, REMIC, 2.77%, 09/25/33 (d)	69	68
Series 2005-3A1-AR10, REMIC, 2.37%, 08/25/35 (d)	7	7
Series 2005-2A1-AR14, REMIC, 3.52%, 12/25/35 (d)	84	84
Series 2006-1A-AR9, REMIC, 2.17%, (12M US Federal Reserve Cumulative Average CMT + 1.00%), 08/25/46 (d)	1,541	1,451
Series 2007-1A-OA4, REMIC, 1.94%, (12M US Federal Reserve Cumulative Average CMT + 0.77%), 05/25/47 (d)	237	209
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 3.52%, 03/25/33 (d)	33	32
Wind River CLO I Ltd
Series 2012-AR2-1A, 1.15%, (3M USD LIBOR + 0.88%), 01/15/26 (d)	323	323
Z Capital Credit Partners CLO Ltd
Series 2015-A1R-1A, 1.22%, (3M USD LIBOR + 0.95%), 07/16/27 (d) (g)	2,771	2,740
Total Non-U.S. Government Agency Asset-Backed Securities (cost $153,960)		152,137
CORPORATE BONDS AND NOTES 4.5%
Financials 2.7%
Ally Financial Inc.
4.25%, 04/15/21	50	51
Avolon Holdings Funding Limited
5.50%, 01/15/23 (g)	100	101
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (callable at 100 beginning 09/24/23), EUR (f) (i)	200	230
Banco Santander, S.A.
6.25%, (callable at 100 beginning 09/11/21), EUR (f) (i)	100	117
Bank of America Corporation
5.88%, (callable at 100 beginning 03/15/28) (i)	1,160	1,270
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (f) (i)	1,200	1,449
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	3,900	4,125
Daimler Finance North America LLC
3.75%, 11/05/21 (g)	800	826
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	7,000	7,190
Diamond Finance International Limited
4.42%, 06/15/21 (g)	1,045	1,068
Ford Motor Credit Company LLC
0.68%, (3M USD LIBOR + 0.43%), 11/02/20 (d)	600	599
3.55%, 10/07/22	1,600	1,585
JT International Financial Services B.V.
3.50%, 09/28/23 (f)	200	215
Lloyds Banking Group PLC
4.95%, (callable at 100 beginning 06/27/25), EUR (f) (i)	600	694
1.03%, (3M USD LIBOR + 0.80%), 06/21/21 (d)	2,600	2,609
Mitsubishi UFJ Financial Group Inc
2.13%, (3M USD LIBOR + 1.88%), 03/01/21 (d)	605	609
Mitsubishi UFJ Lease & Finance Company Limited
3.41%, 02/28/22 (g)	400	412
2.65%, 09/19/22 (g)	200	206
3.96%, 09/19/23 (g)	400	431
Navient Corporation
5.88%, 03/25/21	200	202
Petrobras Global Finance B.V.
5.09%, 01/15/30	4,043	4,244
Syngenta Finance N.V.
3.93%, 04/23/21 (g)	400	404
The Royal Bank of Scotland Group Public Limited Company
8.63%, (callable at 100 beginning 08/15/21) (i) (j)	200	206
1.78%, (3M USD LIBOR + 1.55%), 06/25/24 (d)	2,000	2,020
4.52%, 06/25/24 (d) (j)	1,300	1,398
UniCredit S.p.A.
7.83%, 12/04/23 (g)	6,750	7,904
		40,165
Industrials 0.5%
Central Nippon Expressway Company Limited
2.85%, 03/03/22 (f)	200	206
General Electric Capital Corporation
3.10%, 01/09/23	2,300	2,413
Komatsu Finance America Inc.
2.44%, 09/11/22 (f)	400	410
Park Aerospace Holdings Limited
5.25%, 08/15/22 (g)	600	602

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
4.50%, 03/15/23 (g)	200	198
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (g)	100	103
Textron Inc.
0.79%, (3M USD LIBOR + 0.55%), 11/10/20 (d)	3,610	3,610
		7,542
Consumer Discretionary 0.5%
McDonald's Corporation
0.68%, (3M USD LIBOR + 0.43%), 10/28/21 (d)	5,200	5,215
Nissan Motor Acceptance Corporation
3.15%, 03/15/21 (g)	100	101
1.90%, 09/14/21 (g)	200	201
2.80%, 01/13/22 (g)	1,900	1,921
		7,438
Consumer Staples 0.3%
Campbell Soup Company
3.30%, 03/15/21	300	304
Danone
2.08%, 11/02/21 (g)	2,500	2,536
Pernod Ricard
5.75%, 04/07/21 (g)	1,744	1,791
		4,631
Information Technology 0.3%
Equifax Inc.
3.60%, 08/15/21	900	924
Microchip Technology Incorporated
3.92%, 06/01/21	3,400	3,468
VMware, Inc.
3.90%, 08/21/27	200	223
		4,615
Utilities 0.1%
Enel Finance International N.V.
4.25%, 09/14/23 (g)	400	438
Eversource Energy
2.90%, 10/01/24	100	108
Sempra Energy
0.70%, (3M USD LIBOR + 0.45%), 03/15/21 (d)	800	801
Southern California Edison Company
3.88%, 06/01/21	200	203
		1,550
Communication Services 0.1%
CC Holdings GS V LLC
3.85%, 04/15/23	200	215
Discovery Communications, LLC
2.95%, 03/20/23	53	56
Sprint Spectrum Co LLC
3.36%, 09/20/21 (g)	313	316
		587
Energy 0.0%
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (g)	200	201
YPF Sociedad Anonima
33.16%, (BADLAR + 6.00%), 03/04/21, ARS (d)	13,370	87
		288
Real Estate 0.0%
Crown Castle International Corp.
3.15%, 07/15/23	200	212
Health Care 0.0%
Community Health Systems, Inc.
6.25%, 03/31/23	200	195
Total Corporate Bonds And Notes (cost $64,860)		67,223
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Company - Series L, 7.50% (i) (j)	1	671
Total Preferred Stocks (cost $500)		671
SHORT TERM INVESTMENTS 1.3%
Discount Notes 1.3%
Federal Home Loan Banks Office of Finance
0.01%, 10/01/20 (k) (l)	18,700	18,700
Treasury Securities 0.0%
Presidencia De La Nacion
123.31%, 10/29/20, ARS (k)	4,039	40
29.64%, 01/29/21, ARS (k)	24,992	156
		196
Total Short Term Investments (cost $18,930)		18,896
Total Investments 143.0% (cost $2,067,135)		2,122,075
Other Derivative Instruments 0.2%		3,626
Other Assets and Liabilities, Net (43.2)%		(641,458)
Total Net Assets 100.0%		1,484,243

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2020, the total payable for investments purchased on a delayed delivery basis was $291,959.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Treasury inflation indexed note, par amount is not adjusted for inflation.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $59,469 and 4.0% of the Fund.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Convertible security.

(k) The coupon rate represents the yield to maturity.

(l) The security is a direct debt of the agency and not collateralized by mortgages.

JNL/PIMCO Real Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Bilbao Vizcaya Argentaria, S.A., 5.88%, callable at 100 beginning 09/24/23	01/30/19	222	230	—
Banco Santander, S.A., 6.25%, callable at 100 beginning 09/11/21	01/16/19	113	117	—
Central Nippon Expressway Company Limited, 2.85%, 03/03/22	06/26/19	201	206	—
Commonwealth of Australia, 1.25%, 02/21/22	05/23/18	4,259	4,516	0.3
Commonwealth of Australia, 3.00%, 09/20/25	08/22/17	8,871	9,483	0.6
Cooperatieve Rabobank U.A., 6.63%, callable at 100 beginning 06/29/21	09/05/18	1,420	1,449	0.1
Eurosail PLC, Series 2007-A3A-3X, 1.01%, 06/13/45	06/29/16	1,245	1,308	0.1
France Government Inflation Indexed Bond, 0.25%, 07/25/24	09/09/20	4,753	4,720	0.3
Great Hall Mortgages No.1 PLC, Series 2006-A2A-1, 0.20%, 06/18/38	04/09/19	87	86	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/PIMCO Real Return Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Great Hall Mortgages No.1 PLC, Series 2007-A2A-1, 0.18%, 03/18/39	04/09/19	113	111	—
Grifonas Finance No.1 PLC, Series 1-A, 0.00%, 08/28/39	02/10/15	527	679	0.1
HM Treasury, 1.25%, 11/22/27	09/23/19	4,944	5,167	0.4
JT International Financial Services B.V., 3.50%, 09/28/23	06/26/19	205	215	—
Komatsu Finance America Inc., 2.44%, 09/11/22	09/17/19	400	410	—
Lloyds Banking Group PLC, 4.95%, callable at 100 beginning 06/27/25	01/31/18	755	694	0.1
Navient Funding, LLC, Series 2004-A5-2, 0.00%, 01/25/24	04/19/17	202	221	—
Towd Point Mortgage Funding, Series 2019-A1-GR4A, 1.10%, 10/20/51	03/22/19	7,249	7,097	0.5
		35,566	36,709	2.5

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro BOBL	228	December 2020	EUR	30,787	(13)	38
Euro Bund	352	December 2020	EUR	61,072	(41)	424
United States 10 Year Ultra Bond	613	December 2020		98,128	(287)	(96)
United States 2 Year Note	269	January 2021		59,431	(2)	7
United States 5 Year Note	103	January 2021		12,990	(11)	(9)
United States Ultra Bond	106	December 2020		23,484	(212)	28
					(566)	392
Short Contracts
Australia 10 Year Bond	(44)	December 2020	AUD	(6,514)	6	(43)
Australia 3 Year Bond	(72)	December 2020	AUD	(8,423)	2	(17)
Euro Buxl 30 Year Bond	(66)	December 2020	EUR	(14,468)	(3)	(269)
Euro Schatz	(2,254)	December 2020	EUR	(253,017)	26	(102)
Italy Government BTP Bond	(126)	December 2020	EUR	(18,420)	(4)	(206)
Japan 10 Year Bond	(12)	December 2020	JPY	(1,820,786)	(6)	(43)
Long Gilt	(26)	December 2020	GBP	(3,528)	7	(14)
United States 10 Year Note	(2,244)	December 2020		(312,641)	543	(467)
United States Long Bond	(474)	December 2020		(84,137)	444	580
					1,015	(581)

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	—	(13)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	1	(241)
France CPI Excluding Tobacco (A)	Receiving	1.35	(A)	06/15/21	EUR	3,700	3	(108)
France CPI Excluding Tobacco (A)	Receiving	1.03	(A)	03/15/24	EUR	7,600	(8)	(310)
France CPI Excluding Tobacco (A)	Paying	1.28	(A)	11/15/34	EUR	500	—	35
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	1	104
HICP (A)	Receiving	0.09	(A)	05/15/22	EUR	16,800	(19)	22
HICP (A)	Receiving	0.33	(A)	07/15/22	EUR	4,100	(3)	8
U.K. Retail Price Index (A)	Receiving	3.60	(A)	09/15/34	GBP	1,990	8	(190)
U.K. Retail Price Index (A)	Paying	3.85	(A)	09/15/24	GBP	9,300	16	599
U.K. Retail Price Index (A)	Paying	3.33	(A)	01/15/25	GBP	24,100	33	(337)
U.K. Retail Price Index (A)	Paying	3.47	(A)	08/15/25	GBP	12,100	18	(10)
U.K. Retail Price Index (A)	Paying	3.39	(A)	01/15/30	GBP	2,300	(1)	12
U.K. Retail Price Index (A)	Paying	3.44	(A)	01/15/30	GBP	3,300	(2)	45
U.K. Retail Price Index (A)	Paying	3.40	(A)	06/15/30	GBP	9,900	(9)	547
U.K. Retail Price Index (A)	Paying	3.30	(A)	12/15/30	GBP	3,500	(3)	296
U.K. Retail Price Index (A)	Paying	3.14	(A)	04/15/31	GBP	6,600	(8)	505
U.S. CPURNSA (A)	Receiving	2.50	(A)	07/15/22		24,500	(26)	(571)
U.S. CPURNSA (A)	Receiving	2.21	(A)	02/05/23		19,770	(28)	(620)
U.S. CPURNSA (A)	Receiving	2.22	(A)	04/13/23		1,490	(2)	(53)
U.S. CPURNSA (A)	Receiving	2.26	(A)	04/27/23		10,364	(10)	(396)
U.S. CPURNSA (A)	Receiving	2.56	(A)	05/08/23		11,800	(13)	395
U.S. CPURNSA (A)	Receiving	1.80	(A)	08/25/27		3,700	—	31
U.S. CPURNSA (A)	Receiving	1.89	(A)	08/27/27		4,500	1	4
U.S. CPURNSA (A)	Paying	0.90	(A)	06/17/21		3,800	(3)	(36)
U.S. CPURNSA (A)	Paying	1.03	(A)	06/18/21		12,700	(8)	(108)
U.S. CPURNSA (A)	Paying	1.34	(A)	07/01/21		1,600	(1)	(14)
U.S. CPURNSA (A)	Paying	1.40	(A)	07/08/21		1,300	—	(11)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. CPURNSA (A)	Paying	1.42	(A)	07/09/21	7,500	(1)	(65)
U.S. CPURNSA (A)	Paying	1.69	(A)	08/07/21	7,600	2	(50)
U.S. CPURNSA (A)	Paying	1.84	(A)	08/14/21	1,800	1	(7)
U.S. CPURNSA (A)	Paying	1.83	(A)	08/14/21	3,400	1	(15)
U.S. CPURNSA (A)	Paying	1.86	(A)	08/26/21	8,900	5	(18)
U.S. CPURNSA (A)	Paying	2.34	(A)	02/05/28	10,040	(1)	615
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28	8,700	(2)	602
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28	7,900	(3)	566
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29	6,100	(2)	143
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29	14,500	(4)	(69)
U.S. CPURNSA (A)	Paying	1.28	(A)	05/19/30	2,200	—	(133)
						(67)	1,154

JNL/PIMCO Real Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.HY.34.V9 (Q)	5.00	06/20/25	10,304	(515)	(38)	(1,240)
CDX.NA.HY.35 (Q)	5.00	12/20/25	5,550	(232)	4	4
				(747)	(34)	(1,236)
Credit default swap agreements - sell protection
Daimler AG (Q)	1.00	12/20/20	(660)	1	—	(8)
General Electric Company (Q)	1.00	12/20/20	(400)	—	—	11
General Electric Company (Q)	1.00	12/20/23	(700)	(2)	—	38
				(1)	—	41

JNL/PIMCO Real Return Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro BOBL Future, Dec. 2020	228	EUR	130.50	11/20/20	—	—
Euro Bund Future, Dec. 2020	182	EUR	157.00	11/20/20	—	—
Euro Schatz Future, Dec. 2020	2,254	EUR	117.00	11/20/20	—	(2)
					—	(2)

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.35, 12/20/25	GSC	Put	98.00	11/18/20		800,000	(6)
CDX.NA.IG.33, 12/20/24	GSC	Put	250.00	03/17/21		4,500,000	(5)
CDX.NA.IG.34, 06/20/25	BNP	Put	95.00	11/18/20		4,100,000	(19)
CDX.NA.IG.34, 06/20/25	BNP	Put	100.00	12/16/20		4,500,000	(18)
CDX.NA.IG.34, 06/20/25	BNP	Put	100.00	01/20/21		1,100,000	(7)
CDX.NA.IG.34, 06/20/25	BOA	Put	90.00	10/21/20		4,900,000	(11)
CDX.NA.IG.34, 06/20/25	BOA	Put	100.00	11/18/20		4,500,000	(12)
CDX.NA.IG.34, 06/20/25	DUB	Put	105.00	11/18/20		2,000,000	(5)
CDX.NA.IG.34, 06/20/25	DUB	Put	100.00	12/16/20		8,100,000	(33)
CDX.NA.IG.34, 06/20/25	GSC	Put	80.00	10/21/20		1,600,000	(7)
CDX.NA.IG.34, 06/20/25	GSC	Put	100.00	11/18/20		2,000,000	(6)
CDX.NA.IG.34, 06/20/25	GSC	Put	100.00	12/16/20		10,200,000	(41)
CDX.NA.IG.34, 06/20/25	MSC	Put	95.00	12/16/20		1,800,000	(8)
ITRAXX.EUR.32, 12/20/24	GSC	Put	250.00	03/17/21	EUR	3,500,000	(1)
ITRAXX.EUR.33, 06/20/25	BNP	Call	47.50	11/18/20	EUR	3,200,000	—
ITRAXX.EUR.33, 06/20/25	BNP	Call	45.00	12/16/20	EUR	1,900,000	(1)
ITRAXX.EUR.33, 06/20/25	BOA	Call	47.50	11/18/20	EUR	1,600,000	—
ITRAXX.EUR.33, 06/20/25	BOA	Call	47.50	12/16/20	EUR	4,100,000	(1)
ITRAXX.EUR.33, 06/20/25	BOA	Call	45.00	12/16/20	EUR	3,200,000	(1)
ITRAXX.EUR.33, 06/20/25	DUB	Call	50.00	10/21/20	EUR	3,200,000	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/PIMCO Real Return Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
ITRAXX.EUR.33, 06/20/25	DUB	Call	45.00	12/16/20	EUR	19,400,000	(5)
ITRAXX.EUR.33, 06/20/25	GSC	Call	47.50	11/18/20	EUR	2,800,000	—
ITRAXX.EUR.33, 06/20/25	JPM	Call	50.00	10/21/20	EUR	3,500,000	—
ITRAXX.EUR.33, 06/20/25	BNP	Put	75.00	10/21/20	EUR	1,400,000	(1)
ITRAXX.EUR.33, 06/20/25	BNP	Put	90.00	11/18/20	EUR	3,200,000	(4)
ITRAXX.EUR.33, 06/20/25	BNP	Put	80.00	12/16/20	EUR	1,900,000	(5)
ITRAXX.EUR.33, 06/20/25	BOA	Put	90.00	11/18/20	EUR	1,600,000	(2)
ITRAXX.EUR.33, 06/20/25	BOA	Put	80.00	12/16/20	EUR	3,200,000	(9)
ITRAXX.EUR.33, 06/20/25	BOA	Put	85.00	12/16/20	EUR	4,100,000	(9)
ITRAXX.EUR.33, 06/20/25	DUB	Put	120.00	10/21/20	EUR	3,200,000	—
ITRAXX.EUR.33, 06/20/25	DUB	Put	80.00	12/16/20	EUR	19,400,000	(52)
ITRAXX.EUR.33, 06/20/25	GSC	Put	90.00	11/18/20	EUR	2,800,000	(4)
ITRAXX.EUR.33, 06/20/25	JPM	Put	120.00	10/21/20	EUR	3,500,000	—
							(273)
Inflation - Capped/Floor Options
Cap - US Urban Consumers Price Index	JPM	Call	4.00	04/22/24		19,400,000	(1)
Cap - US Urban Consumers Price Index	JPM	Call	4.00	05/16/24		1,700,000	—
Floor - US Urban Consumers Price Index	JPM	Call	0.00	10/02/20		8,600,000	—
							(1)

JNL/PIMCO Real Return Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	JPM	10/02/20	GBP	6,074	7,838	4
RUB/USD	CIT	10/16/20	RUB	10,200	131	(12)
USD/AUD	BOA	10/02/20	AUD	(18,781)	(13,452)	415
USD/CAD	JPM	10/02/20	CAD	(7,251)	(5,447)	127
USD/EUR	UBS	10/02/20	EUR	(57,838)	(67,785)	1,239
USD/GBP	JPM	10/02/20	GBP	(25,829)	(33,329)	1,446
USD/JPY	CIT	10/02/20	JPY	(2,294,700)	(21,754)	(73)
USD/MXN	JPM	12/09/20	MXN	(13,287)	(596)	(12)
USD/NZD	MSC	10/02/20	NZD	(20,663)	(13,667)	316
USD/PEN	BNP	10/23/20	PEN	(18,421)	(5,113)	63
USD/PEN	CIT	10/23/20	PEN	(6,549)	(1,818)	38
USD/PEN	JPM	10/23/20	PEN	(3,436)	(954)	1
					(155,946)	3,552

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/PPM America Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 94.1%
Consumer Discretionary 13.9%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 1.90%, (1M USD LIBOR + 1.75%), 11/14/26 (a)	4,327	4,142
24 Hour Fitness Worldwide, Inc.
2020 DIP Roll-up Term Loan, 11.00%, (3M USD LIBOR + 10.00%), 06/17/21 (a)	1,058	883
2020 DIP New Money Term Loan, 11.00%, (3M USD LIBOR + 10.00%), 06/21/21 (a)	2,891	2,415
2018 Term Loan B, 0.00%, 05/30/25 (b) (c)	2,879	86
Adient US LLC
Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 05/03/24 (a)	2,766	2,730
Term Loan B, 4.49%, (3M USD LIBOR + 4.25%), 05/03/24 (a)	938	926
Allied Universal Holdco LLC
2019 Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 06/18/26 (a)	3,384	3,343
Alterra Mountain Company
Term Loan B1, 2.90%, (1M USD LIBOR + 2.75%), 06/28/24 (a)	3,059	2,943
American Axle and Manufacturing, Inc.
Term Loan B, 3.00%, (1M USD LIBOR + 2.25%), 03/10/24 (a)	2,950	2,808
Aramark Services, Inc.
2019 Term Loan B4, 1.90%, (1M USD LIBOR + 1.75%), 12/04/26 (a)	4,408	4,206
Aristocrat Leisure Limited
2020 Incremental Term Loan B, 4.75%, (3M USD LIBOR + 3.75%), 10/19/24 (a)	3,345	3,323
Bass Pro Group, LLC
Term Loan B, 5.75%, (3M USD LIBOR + 5.00%), 11/15/23 (a)	2,953	2,921
Bombardier Recreational Products, Inc.
2020 Term Loan, 2.16%, (1M USD LIBOR + 2.00%), 05/24/27 (a)	3,357	3,245
Boyd Gaming Corporation
Term Loan B3, 2.35%, (3M USD LIBOR + 2.25%), 09/15/23 (a)	3,489	3,388
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 12/23/24 (a)	3,361	3,141
Callaway Golf Company
Term Loan B, 4.65%, (3M USD LIBOR + 4.50%), 12/31/25 (a)	2,800	2,802
CityCenter Holdings, LLC
2017 Term Loan B, 3.00%, (1M USD LIBOR + 2.25%), 04/14/24 (a)	3,975	3,807
Coinamatic Canada Inc.
Canadian 1st Lien Term Loan, 4.25%, (3M USD LIBOR + 3.25%), 05/13/22 (a)	319	312
Core & Main LP
2017 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 07/19/24 (a)	1,374	1,344
2017 Term Loan B, 3.75%, (6M USD LIBOR + 2.75%), 07/19/24 - 08/01/24 (a)	2,109	2,063
Creative Artists Agency, LLC
2019 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 11/19/26 (a)	1,886	1,807
Dana Incorporated
Term Loan B, 2.41%, (1M USD LIBOR + 2.25%), 02/27/26 (a)	3,101	3,020
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1M USD LIBOR + 2.50%), 02/01/24 (a)	4,176	4,042
Delta Air Lines, Inc.
Term Loan B, 0.00%, (3M USD LIBOR + 3.75%), 09/16/27 (a) (d)	290	292
DexKo Global Inc.
2018 USD Term Loan, 4.50%, (1M USD LIBOR + 3.50%), 07/24/24 (a)	1	1
Fitness International, LLC
2018 Term Loan B, 4.32%, (3M USD LIBOR + 3.25%), 04/13/25 (a)	2,447	1,499
Four Seasons Hotels Limited
New 1st Lien Term Loan, 2.16%, (1M USD LIBOR + 2.00%), 11/30/23 (a)	4,374	4,248
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3M USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (a)	3,390	3,013
Hoya Midco, LLC
2017 1st Lien Term Loan, 4.57%, (6M USD LIBOR + 3.50%), 06/21/24 - 06/27/24 (a)	1,138	973
Inmar Holdings, Inc.
2017 1st Lien Term Loan, 5.07%, (3M USD LIBOR + 4.00%), 04/25/24 (a)	1,272	1,202
Interior Logic Group Holdings IV LLC
2018 Term Loan B, 4.16%, (1M USD LIBOR + 4.00%), 05/21/25 (a) (e)	2,909	2,793
International Textile Group, Inc.
1st Lien Term Loan, 5.30%, (3M USD LIBOR + 5.00%), 04/19/24 (a)	8	7
1st Lien Term Loan, 5.37%, (3M USD LIBOR + 5.00%), 04/19/24 (a)	1,274	1,032
IRB Holding Corp
2020 Term Loan B, 3.75%, (6M USD LIBOR + 2.75%), 02/05/25 (a)	3,633	3,463
2020 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 02/05/25 (a)	9	9
Janus International Group, LLC
2018 1st Lien Term Loan, 4.82%, (1M USD LIBOR + 3.75%), 02/07/25 (a)	2,840	2,762
Jo-Ann Stores, Inc.
2016 Term Loan, 6.00%, (3M USD LIBOR + 5.00%), 09/29/23 (a)	1,964	1,671
Kestrel Bidco Inc.
Term Loan B, 4.00%, (6M USD LIBOR + 3.00%), 07/31/26 (a)	1,094	945
Lifetime Brands, Inc.
Term Loan B, 3.66%, (1M USD LIBOR + 3.50%), 03/13/25 (a) (e)	2,241	2,164
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 1.90%, (1M USD LIBOR + 1.75%), 08/29/25 (a)	2,960	2,823
Michaels Stores, Inc.
2018 Term Loan B, 3.50%, (1M USD LIBOR + 2.50%), 01/01/23 (a)	1,205	1,198
2018 Term Loan B, 3.56%, (1M USD LIBOR + 2.50%), 01/01/23 (a)	712	707
2018 Term Loan B, 3.57%, (3M USD LIBOR + 2.50%), 01/01/23 (a)	699	695
Milano Acquisition Corp
Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 08/17/27 (a) (d)	2,850	2,814
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3M USD LIBOR + 5.25%), 12/31/23 (a)	2,293	2,329
Mohegan Tribal Gaming Authority
2016 Term Loan B, 7.37%, (3M USD LIBOR + 6.38%), 10/30/23 (a)	1,036	921
New Constellis Borrower LLC
2020 Priority Term Loan, 11.00%, (3M USD LIBOR + 10.00%), 06/30/21 (a) (e)	213	209
2020 Term Loan, 8.50%, (1M USD LIBOR + 7.50%), 03/27/24 (a)	468	429
2020 2nd Lien PIK Term Loan, 12.00%, (1M USD LIBOR + 11.00%), 03/27/25 (a)	328	180
Panther BF Aggregator 2 LP
USD Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 03/13/26 (a)	3,020	2,938
PCI Gaming Authority
Term Loan, 2.65%, (1M USD LIBOR + 2.50%), 05/15/26 (a)	1,916	1,857
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 3.00%, (1M USD LIBOR + 2.25%), 08/15/25 (a)	3,772	3,661
Playa Resorts Holding B.V.
2017 Term Loan B, 3.75%, (1M USD LIBOR + 2.75%), 04/07/24 (a)	2,744	2,398
ProQuest LLC
2019 Term Loan, 3.66%, (1M USD LIBOR + 3.50%), 10/16/26 (a)	2,455	2,422

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Rodan & Fields, LLC
2018 Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 06/07/25 (a)	1,760	1,195
Scientific Games International, Inc.
2018 Term Loan B5, 2.90%, (1M USD LIBOR + 2.75%), 08/14/24 (a)	772	725
2018 Term Loan B5, 3.61%, (6M USD LIBOR + 2.75%), 08/14/24 (a)	3,156	2,963
Serta Simmons Bedding, LLC
1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 10/21/23 (a)	4,619	1,618
SIWF Holdings Inc.
1st Lien Term Loan, 4.47%, (3M USD LIBOR + 4.25%), 05/25/25 (a)	3,408	3,269
Spin Holdco Inc.
2017 Term Loan B, 4.25%, (3M USD LIBOR + 3.25%), 11/14/22 (a)	3,599	3,520
SRAM, LLC
2018 Term Loan B, 3.75%, (6M USD LIBOR + 2.75%), 03/15/24 (a)	2,816	2,802
2018 Term Loan B, 3.75%, (6M USD LIBOR + 1.75%), 03/15/24 (a)	250	249
Staples, Inc.
7 Year Term Loan, 5.25%, (3M USD LIBOR + 5.00%), 04/05/26 (a)	1,500	1,392
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 3.81%, (3M USD LIBOR + 3.50%), 06/29/25 (a)	2,429	2,421
Station Casinos LLC
2020 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 01/30/27 (a)	2,239	2,136
Tenneco, Inc.
2018 Term Loan B, 3.15%, (3M USD LIBOR + 3.00%), 10/01/25 (a)	3,359	3,021
TI Group Automotive Systems, L.L.C.
2015 USD Term Loan, 3.25%, (3M USD LIBOR + 2.50%), 06/25/22 (a)	2,690	2,680
Trader Corporation
2017 Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 09/28/23 (a)	2,610	2,531
TruGreen Limited Partnership
2019 Term Loan, 3.91%, (1M USD LIBOR + 3.75%), 03/19/26 (a)	1,856	1,836
WASH Multifamily Laundry Systems, LLC
2015 1st Lien Term Loan, 4.25%, (3M USD LIBOR + 3.25%), 05/15/22 (a)	1,819	1,781
WideOpenWest Finance LLC
2017 Term Loan B, 4.25%, (1M USD LIBOR + 3.25%), 08/19/23 (a)	2,952	2,902
WMG Acquisition Corp.
2018 Term Loan F, 2.28%, (1M USD LIBOR + 2.13%), 11/01/23 (a)	2,635	2,586
		150,979
Information Technology 13.3%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6M USD LIBOR + 3.50%), 04/26/24 (a)	2,799	2,611
USD 1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 04/26/24 (a)	1,093	1,020
USD 2nd Lien Term Loan , 8.25%, (6M USD LIBOR + 7.25%), 04/27/25 (a)	950	890
AppLovin Corporation
2018 Term Loan B, 3.66%, (1M USD LIBOR + 3.50%), 07/13/26 (a)	2,334	2,298
Avast Software B.V.
2018 USD Term Loan B, 3.25%, (3M USD LIBOR + 2.25%), 09/30/23 (a)	414	411
Banff Merger Sub Inc.
2018 USD Term Loan B, 4.41%, (1M USD LIBOR + 4.25%), 06/30/25 (a)	3,910	3,787
Blackhawk Network Holdings, Inc.
2018 1st Lien Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 05/31/25 (a)	2,013	1,893
Brave Parent Holdings, Inc.
1st Lien Term Loan, 4.16%, (1M USD LIBOR + 4.00%), 04/17/25 (a)	2,205	2,172
Cabot Microelectronics Corporation
2019 Term Loan B1, 2.19%, (1M USD LIBOR + 2.00%), 11/14/25 (a)	2,711	2,650
Cardtronics USA, Inc.
Term Loan B, 5.00%, (1M USD LIBOR + 4.00%), 06/25/27 (a) (e)	1,667	1,659
Castle US Holding Corporation
USD Term Loan B, 3.97%, (3M USD LIBOR + 3.75%), 02/28/27 (a)	1,034	992
CommScope, Inc.
2019 Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 02/07/26 (a)	3,878	3,772
Cornerstone OnDemand, Inc.
Term Loan B, 4.41%, (1M USD LIBOR + 4.25%), 04/22/27 (a)	2,775	2,767
DCert Buyer, Inc.
2019 Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 07/31/26 (a)	3,023	2,980
Dell International LLC
2019 Term Loan B, 2.75%, (1M USD LIBOR + 2.00%), 09/11/25 (a)	4,405	4,382
Dynatrace LLC
2018 1st Lien Term Loan, 2.40%, (1M USD LIBOR + 2.25%), 08/08/25 (a)	1,352	1,327
Entegris, Inc.
2018 Term Loan B, 2.16%, (1M USD LIBOR + 2.00%), 11/05/25 (a)	544	542
Eta Australia Holdings III Pty Ltd
Term Loan, 4.16%, (1M USD LIBOR + 4.00%), 03/08/26 (a)	1,856	1,794
EVO Payments International LLC
2018 1st Lien Term Loan, 3.41%, (1M USD LIBOR + 3.25%), 12/22/23 (a)	2,671	2,634
Global Tel*Link Corporation
2018 1st Lien Term Loan, 4.41%, (1M USD LIBOR + 4.25%), 11/29/25 (a)	1,083	936
2018 2nd Lien Term Loan, 8.41%, (1M USD LIBOR + 8.25%), 11/29/26 (a)	1,000	685
GlobalLogic Holdings Inc.
2018 Add On 1st Lien Term Loan, 2.91%, (3M USD LIBOR + 2.75%), 07/27/25 (a)	3,128	3,038
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 1.91%, (1M USD LIBOR + 1.75%), 02/15/24 (a)	3,875	3,794
Hyland Software, Inc.
2018 1st Lien Term Loan, 0.00%, (3M USD LIBOR + 3.50%), 07/01/24 (a) (d)	1,979	1,969
IRI Holdings, Inc.
2018 1st Lien Term Loan, 4.40%, (1M USD LIBOR + 4.25%), 11/06/25 (a)	2,402	2,371
LogMeIn, Inc.
Term Loan B, 4.91%, (3M USD LIBOR + 4.75%), 08/31/27 (a)	2,850	2,749
MA FinanceCo., LLC
USD Term Loan B3, 2.66%, (1M USD LIBOR + 2.50%), 04/19/24 (a)	550	521
McAfee, LLC
2018 USD Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 09/30/24 (a)	4,323	4,287
MH Sub I, LLC
2017 1st Lien Term Loan, 4.57%, (1M USD LIBOR + 3.50%), 08/09/24 (a)	2,958	2,873
MKS Instruments, Inc.
2019 Term Loan B6, 1.91%, (3M USD LIBOR + 1.75%), 02/01/26 (a)	3,373	3,316
MLN US HoldCo LLC
2018 1st Lien Term Loan, 4.66%, (3M USD LIBOR + 4.50%), 07/13/25 (a)	3,953	3,366
NCR Corporation
2019 Term Loan, 2.65%, (1M USD LIBOR + 2.50%), 04/12/25 (a)	4,162	4,051
NeuStar, Inc.
2018 Term Loan B4, 4.57%, (1M USD LIBOR + 3.50%), 08/08/24 (a)	3,328	3,119
ON Semiconductor Corporation
2019 Term Loan B, 2.16%, (1M USD LIBOR + 2.00%), 09/13/26 (a)	4,461	4,386

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Presidio, Inc.
2020 Term Loan B, 3.77%, (3M USD LIBOR + 3.50%), 12/19/26 (a)	456	450
Rackspace Hosting, Inc.
2017 Incremental 1st Lien Term Loan, 4.00%, (1M USD LIBOR + 3.00%), 11/03/23 (a)	1,686	1,652
Radiate Holdco, LLC
1st Lien Term Loan, 3.75%, (1M USD LIBOR + 3.00%), 12/09/23 (a)	2,272	2,232
Refinitiv US Holdings Inc.
2018 USD Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 09/12/25 (a)	5,954	5,889
Rocket Software, Inc.
2018 Term Loan, 4.41%, (1M USD LIBOR + 4.25%), 11/20/25 (a)	2,361	2,310
Science Applications International Corporation
2020 Incremental Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 03/05/27 (a)	1,290	1,273
Seattle Spinco, Inc.
USD Term Loan B3, 2.66%, (1M USD LIBOR + 2.50%), 04/19/24 (a)	3,713	3,518
Severin Acquisition, LLC
2018 Term Loan B, 3.41%, (1M USD LIBOR + 3.25%), 06/15/25 (a)	3,640	3,526
Sirius Computer Solutions, Inc.
2020 Term Loan, 3.65%, (1M USD LIBOR + 3.50%), 07/01/26 (a)	3,772	3,681
Solera, LLC
USD Term Loan B, 2.94%, (3M USD LIBOR + 2.75%), 03/03/23 (a)	2,003	1,959
Sophia, L.P.
2017 Term Loan B, 4.25%, (1M USD LIBOR + 3.25%), 09/30/22 (a)	4,352	4,329
Term Loan, 0.00%, (3M USD LIBOR + 3.75%), 10/06/27 (a) (d)	4,200	4,170
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 1.90%, (1M USD LIBOR + 1.75%), 02/27/25 (a)	1,977	1,911
SS&C Technologies Inc.
2018 Term Loan B3, 1.90%, (1M USD LIBOR + 1.75%), 02/27/25 (a)	2,821	2,727
SurveyMonkey Inc.
2018 Term Loan B, 3.86%, (3M USD LIBOR + 3.75%), 10/10/25 (a)	2,035	2,017
Tech Data Corporation
ABL Term Loan, 3.64%, (1M USD LIBOR + 3.50%), 06/30/25 (a)	5,825	5,836
ABL FILO Term Loan, 5.64%, (1M USD LIBOR + 5.50%), 06/30/25 (a)	1,416	1,379
TriTech Software Systems
2018 1st Lien Term Loan, 3.91%, (3M USD LIBOR + 3.75%), 08/16/25 (a)	2,763	2,471
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.25%, (3M USD LIBOR + 4.00%), 08/09/25 (a)	3,100	2,770
Western Digital Corporation
2018 Term Loan B4, 1.91%, (1M USD LIBOR + 1.75%), 04/29/23 (a)	3,884	3,846
WEX Inc.
Term Loan B3, 2.41%, (1M USD LIBOR + 2.25%), 05/17/26 (a)	2,617	2,523
Xperi Corporation
2020 Term Loan B, 4.16%, (1M USD LIBOR + 4.00%), 06/01/25 (a)	1,889	1,838
		144,349
Health Care 13.0%
Accelerated Health Systems, LLC
Term Loan B, 3.65%, (3M USD LIBOR + 3.50%), 11/02/25 (a)	3,083	2,990
ADMI Corp.
2018 Term Loan B, 2.91%, (1M USD LIBOR + 2.75%), 04/06/24 (a)	2,325	2,230
Agiliti Health, Inc
Term Loan, 0.00%, (3M USD LIBOR + 3.00%), 01/04/26 (a) (d)	700	686
Agiliti Health, Inc.
Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 10/10/25 (a)	5	5
Term Loan, 3.19%, (1M USD LIBOR + 3.00%), 10/18/25 (a)	2,006	1,941
Air Methods Corporation
2017 Term Loan B, 4.50%, (3M USD LIBOR + 3.50%), 04/12/24 (a)	3,573	3,117
Aldevron, L.L.C.
2019 Term Loan B, 5.25%, (1M USD LIBOR + 4.25%), 09/20/26 (a)	2,971	2,969
Alliance Healthcare Services, Inc.
2017 Term Loan B, 5.50%, (1M USD LIBOR + 4.50%), 10/20/23 (a)	2,272	1,704
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 3.66%, (1M USD LIBOR + 3.50%), 08/15/24 (a)	2,351	2,281
Amneal Pharmaceuticals LLC
2018 Term Loan B, 3.69%, (1M USD LIBOR + 3.50%), 03/26/25 (a)	2,966	2,788
ASP Navigate Acquisition Corp
2017 Term Loan B, 0.00%, (3M USD LIBOR + 4.50%), 09/30/27 (a) (d)	239	236
Athenahealth, Inc.
2019 Term Loan B, 4.63%, (1M USD LIBOR + 4.50%), 01/25/26 (a)	9	9
2019 Term Loan B, 4.75%, (3M USD LIBOR + 4.50%), 01/25/26 (a)	3,553	3,491
ATI Holdings Acquisition, Inc.
2016 Term Loan, 4.57%, (3M USD LIBOR + 3.50%), 05/10/23 (a)	3,418	3,232
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 3.90%, (1M USD LIBOR + 3.75%), 07/23/25 (a)	3,179	2,925
Bausch Health Companies Inc.
2018 Term Loan B, 0.00%, (3M USD LIBOR + 3.00%), 05/17/25 (a) (d)	855	837
2018 Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 05/19/25 (a)	4,436	4,343
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3M USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	5,159	5,043
CHG Healthcare Services Inc.
2017 1st Lien Term Loan B, 4.00%, (6M USD LIBOR + 3.00%), 06/07/23 (a)	4,132	4,057
Da Vinci Purchaser Corp.
2019 Term Loan, 5.24%, (3M USD LIBOR + 4.00%), 12/10/26 (a)	2,918	2,879
DaVita, Inc.
2020 Term Loan B, 1.91%, (1M USD LIBOR + 1.75%), 07/30/26 (a)	2,787	2,733
Elanco Animal Health Incorporated
Term Loan B, 1.91%, (1M USD LIBOR + 1.75%), 02/04/27 (a)	3,526	3,423
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 5.00%, (3M USD LIBOR + 4.25%), 04/12/24 (a)	3,522	3,346
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.90%, (3M USD LIBOR + 3.75%), 09/27/25 (a)	3,187	2,292
ExamWorks Group, Inc.
2017 Term Loan, 4.32%, (1M USD LIBOR + 3.25%), 07/27/23 (a)	3,567	3,538
Gentiva Health Services, Inc.
2020 Term Loan, 3.44%, (1M USD LIBOR + 3.25%), 07/02/25 (a)	4,430	4,333
Global Medical Response, Inc.
2018 Term Loan B1, 4.25%, (3M USD LIBOR + 3.25%), 04/28/22 (a)	3,223	3,212
2018 Term Loan B1, 0.00%, (3M USD LIBOR + 4.75%), 09/24/25 (a) (d)	4,059	3,964
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 2.10%, (3M USD LIBOR + 2.00%), 11/15/27 (a)	4,111	4,021
Jaguar Holding Company II
2018 Term Loan , 3.50%, (1M USD LIBOR + 2.50%), 08/18/22 (a)	1,661	1,654

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Kindred Healthcare LLC
2018 1st Lien Term Loan, 5.19%, (1M USD LIBOR + 5.00%), 06/21/25 (a)	2,751	2,696
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 06/07/23 (a)	3,603	3,541
National Mentor Holdings, Inc.
2019 Term Loan B, 4.41%, (1M USD LIBOR + 4.25%), 03/09/26 (a)	3,565	3,509
2019 Term Loan C, 4.41%, (1M USD LIBOR + 4.25%), 03/09/26 (a)	163	160
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.41%, (1M USD LIBOR + 3.25%), 06/01/25 (a)	3,896	3,723
Parexel International Corporation
Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 08/06/24 (a)	824	789
Phoenix Guarantor Inc.
2020 Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 03/05/26 (a)	4,175	4,059
Prestige Brands, Inc.
Term Loan B4, 2.16%, (1M USD LIBOR + 2.00%), 01/20/24 (a)	2,942	2,914
Radiology Partners Inc
2018 1st Lien Term Loan B, 5.29%, (1Y USD LIBOR+ 4.25%), 06/28/25 (a)	1,675	1,602
2018 1st Lien Term Loan B, 5.99%, (3M USD LIBOR + 4.25%), 06/28/25 (a)	1,954	1,869
RadNet, Inc.
Reprice Term Loan, 4.75%, (3M USD LIBOR + 3.75%), 06/30/23 (a)	2,929	2,885
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 11/09/25 (a)	4,387	4,255
Select Medical Corporation
2017 Term Loan B, 2.78%, (6M USD LIBOR + 2.50%), 03/06/25 (a)	4,282	4,159
Sound Inpatient Physicians
2018 1st Lien Term Loan, 2.90%, (3M USD LIBOR + 2.75%), 06/19/25 (a)	4,067	3,981
Surgery Center Holdings, Inc.
2017 Term Loan B, 4.25%, (1M USD LIBOR + 3.25%), 06/18/24 (a)	3,155	2,966
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1M USD LIBOR + 2.75%), 01/12/24 (a)	3,570	2,985
U.S. Anesthesia Partners, Inc.
2017 Term Loan, 4.00%, (6M USD LIBOR + 3.00%), 06/16/24 (a)	3,255	3,068
U.S. Renal Care, Inc.
2019 Term Loan B, 5.15%, (1M USD LIBOR + 5.00%), 06/12/26 (a)	3,548	3,452
Upstream Newco, Inc.
2019 Term Loan, 4.65%, (1M USD LIBOR + 4.50%), 10/21/26 (a)	1,890	1,772
Vizient, Inc.
2020 Term Loan B6, 2.16%, (1M USD LIBOR + 2.00%), 05/06/26 (a)	1,261	1,231
Wellpath Holdings, Inc.
2018 1st Lien Term Loan, 5.76%, (3M USD LIBOR + 5.50%), 09/25/25 (a)	1,114	1,032
2018 1st Lien Term Loan, 6.57%, (3M USD LIBOR + 5.50%), 09/25/25 (a)	1,844	1,709
Zelis Healthcare Corporation
Term Loan B, 4.90%, (1M USD LIBOR + 4.75%), 09/26/26 (a)	1,886	1,870
		140,506
Industrials 12.9%
Advanced Disposal Services Inc.
Term Loan B3, 3.00%, (3M USD LIBOR + 2.25%), 11/10/23 (a)	2,933	2,926
AI Mistral Holdco Limited
2017 Term Loan B, 4.00%, (3M USD LIBOR + 3.00%), 01/26/24 (a)	1,700	1,284
Allegiant Travel Company
2020 Term Loan, 3.25%, (3M USD LIBOR + 3.00%), 02/05/24 (a)	1,388	1,277
Altra Industrial Motion Corp.
2018 Term Loan B, 2.16%, (1M USD LIBOR + 2.00%), 09/26/25 (a)	3,534	3,426
APi Group DE, Inc.
Term Loan B, 2.65%, (1M USD LIBOR + 2.50%), 09/25/26 (a)	2,461	2,408
Autokiniton US Holdings, Inc.
2018 Term Loan B, 6.53%, (1M USD LIBOR + 6.38%), 05/18/25 (a) (e)	1,672	1,596
Beacon Roofing Supply, Inc.
2017 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 01/02/25 (a)	1,911	1,848
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.25%, (3M USD LIBOR + 4.25%), 06/16/24 (a)	337	313
2017 Term Loan, 5.25%, (3M USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	1,235	1,147
BrightView Landscapes, LLC
2018 1st Lien Term Loan B, 2.69%, (1M USD LIBOR + 2.50%), 08/09/25 - 08/15/25 (a)	3,722	3,680
Brookfield WEC Holdings Inc.
2020 Term Loan, 3.75%, (1M USD LIBOR + 3.00%), 08/01/25 (a)	3,819	3,718
Builders FirstSource, Inc.
2017 Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 02/29/24 (a)	399	391
Camelot U.S. Acquisition 1 Co.
Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 10/31/26 (a)	3,133	3,070
DG Investment Intermediate Holdings 2, Inc.
2018 1st Lien Term Loan, 3.75%, (1M USD LIBOR + 3.00%), 01/31/25 (a)	3,596	3,445
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.72%, (3M USD LIBOR + 3.50%), 04/06/26 (a)	426	374
2020 Term Loan B1, 3.72%, (3M USD LIBOR + 3.50%), 04/06/26 (a)	792	696
Electrical Components International, Inc.
2018 1st Lien Term Loan, 4.41%, (1M USD LIBOR + 4.25%), 06/22/25 (a)	2,918	2,575
Element Materials Technology Group US Holdings Inc.
2017 USD Term Loan B, 4.50%, (3M USD LIBOR + 3.50%), 06/28/24 - 06/29/24 (a)	1,321	1,255
Encapsys, LLC
2020 Term Loan B2, 4.25%, (1M USD LIBOR + 3.25%), 11/07/24 (a)	3,232	3,167
Engineered Machinery Holdings, Inc.
USD 1st Lien Term Loan, 4.00%, (3M USD LIBOR + 3.00%), 07/25/24 (a)	1,010	983
EWT Holdings III Corp.
2020 Term Loan, 2.91%, (1M USD LIBOR + 2.75%), 12/20/24 (a)	3,354	3,296
Filtration Group Corporation
2018 1st Lien Term Loan, 3.15%, (3M USD LIBOR + 3.00%), 03/27/25 (a)	3,770	3,691
Gardner Denver, Inc.
2020 USD Term Loan B2, 1.91%, (1M USD LIBOR + 1.75%), 03/01/27 (a)	4,167	4,023
Gates Global LLC
2017 USD Repriced Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 04/01/24 (a)	6,382	6,278
Genesee & Wyoming Inc.
Term Loan, 2.22%, (3M USD LIBOR + 2.00%), 10/29/26 (a)	4,354	4,279
GFL Environmental Inc.
2018 USD Term Loan B, 4.00%, (3M USD LIBOR + 3.00%), 05/11/25 (a)	660	656
2018 USD Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 05/11/25 (a)	3,687	3,666
Graham Packaging Company Inc.
Term Loan, 4.50%, (1M USD LIBOR + 3.75%), 07/28/27 (a)	1,856	1,843
Hamilton Holdco, LLC
2018 Term Loan B, 2.31%, (3M USD LIBOR + 2.00%), 06/01/25 (a)	4,331	4,223

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Harbor Freight Tools USA, Inc.
2018 Term Loan B, 3.25%, (1M USD LIBOR + 2.50%), 08/16/23 (a)	3,273	3,223
Hillman Group Inc. (The)
2018 Term Loan B, 5.07%, (1M USD LIBOR + 4.00%), 05/16/25 (a)	3,521	3,437
IBC Capital Limited
2018 1st Lien Term Loan, 3.98%, (3M USD LIBOR + 3.75%), 09/11/23 (a)	3,589	3,362
MX Holdings US, Inc.
2018 USD Term Loan B1C, 3.50%, (1M USD LIBOR + 2.75%), 06/18/25 (a)	2,646	2,598
Navistar International Corporation
2017 1st Lien Term Loan B, 3.66%, (1M USD LIBOR + 3.50%), 11/01/24 (a)	4,046	4,006
Pelican Products, Inc.
2018 1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 04/18/25 (a)	2,744	2,612
PODS, LLC
2018 1st Lien Term Loan, 3.75%, (1M USD LIBOR + 2.75%), 11/21/24 (a)	3,977	3,889
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.25%, (3M USD LIBOR + 3.25%), 12/31/22 (a)	1,190	1,178
2019 Term Loan B1, 4.25%, (1Y USD LIBOR+ 3.25%), 12/31/22 (a)	1,190	1,178
2019 Term Loan B1, 4.25%, (1M USD LIBOR + 3.25%), 12/31/22 (a)	1,284	1,271
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.90%, (1M USD LIBOR + 2.75%), 02/05/23 (a)	627	618
USD 2017 Term Loan, 2.91%, (3M USD LIBOR + 2.75%), 02/05/23 (a)	3,809	3,757
Robertshaw US Holding Corp
2018 2nd Lien Term Loan, 9.00%, (6M USD LIBOR + 8.00%), 02/14/26 (a)	373	221
Sabre Industries, Inc.
2019 Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 04/09/26 (a)	2,755	2,724
Spectrum Holdings III Corp.
1st Lien Term Loan, 3.56%, (3M USD LIBOR + 3.25%), 01/26/25 (a)	2,218	2,004
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1M USD LIBOR + 3.25%), 11/02/26 (a)	4,071	3,942
Titan Acquisition Limited
2018 Term Loan B, 0.00%, (3M USD LIBOR + 3.00%), 03/16/25 (a) (d)	2,300	2,167
TransDigm, Inc.
2020 Term Loan G, 2.41%, (1M USD LIBOR + 2.25%), 08/22/24 (a)	493	466
2020 Term Loan E, 2.40%, (1M USD LIBOR + 2.25%), 05/30/25 (a)	3,934	3,713
USI, Inc.
2017 Repriced Term Loan, 3.31%, (3M USD LIBOR + 3.00%), 05/16/24 (a)	3,605	3,482
USIC Holdings, Inc.
2017 Term Loan B, 4.25%, (1M USD LIBOR + 3.25%), 12/09/23 (a)	1,262	1,241
VC GB Holdings, Inc.
2017 1st Lien Term Loan, 4.00%, (1M USD LIBOR + 3.00%), 02/28/24 (a)	2,042	1,996
Ventia Deco LLC
2016 Term Loan B, 5.00%, (3M USD LIBOR + 4.00%), 05/21/22 (a)	3,367	3,325
Verra Mobility Corporation
2020 Term Loan B, 3.56%, (1M USD LIBOR + 3.25%), 02/28/25 (a)	4,344	4,247
Vertiv Group Corporation
Term Loan B, 3.16%, (3M USD LIBOR + 3.00%), 02/11/27 (a)	4,364	4,290
XPO Logistics, Inc.
2019 Term Loan B1, 2.65%, (1M USD LIBOR + 2.50%), 02/24/25 (a)	2,995	2,958
		139,439
Communication Services 11.4%
Alchemy Copyrights, LLC
Term Loan B, 4.00%, (1M USD LIBOR + 3.25%), 08/05/27 (a)	713	711
Altice Financing SA
2017 USD Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 07/31/25 (a)	2,535	2,416
USD 2017 1st Lien Term Loan, 2.89%, (1M USD LIBOR + 2.75%), 01/06/26 (a)	1,183	1,115
Altice France S.A.
USD Term Loan B12, 3.84%, (1M USD LIBOR + 3.69%), 01/31/26 (a)	3,473	3,338
2018 Term Loan B13, 4.15%, (1M USD LIBOR + 4.00%), 07/13/26 (a)	3,163	3,067
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 4.08%, (3M USD LIBOR + 3.00%), 04/22/26 (a)	1,675	1,069
CenturyLink, Inc.
2020 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 03/15/27 (a)	4,216	4,043
Charter Communications Operating, LLC
2019 Term Loan B1, 1.91%, (1M USD LIBOR + 1.75%), 04/30/25 (a)	3,654	3,585
Cincinnati Bell, Inc.
2017 Term Loan, 4.25%, (1M USD LIBOR + 3.25%), 10/02/24 (a)	2,940	2,938
Cogeco Communications (USA) II L.P.
Term Loan B, 2.16%, (1M USD LIBOR + 2.00%), 08/11/24 (a)	3,909	3,798
Connect Finco Sarl
Term Loan B, 4.65%, (1M USD LIBOR + 4.50%), 09/23/26 (a)	1,695	1,641
Consolidated Communications, Inc.
2016 Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 09/29/23 (a)	3,920	3,872
2016 Term Loan B, 0.00%, (3M USD LIBOR + 4.75%), 09/15/27 (a) (d)	1,429	1,412
CSC Holdings, LLC
2017 Term Loan B1, 2.40%, (1M USD LIBOR + 2.25%), 07/15/25 (a)	2,710	2,617
2018 Incremental Term Loan, 2.40%, (1M USD LIBOR + 2.25%), 01/31/26 (a)	920	888
2019 Term Loan B5, 2.65%, (1M USD LIBOR + 2.50%), 04/15/27 (a)	448	433
Diamond Sports Group, LLC
Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 08/24/26 (a)	1,703	1,314
Entercom Media Corp.
2019 Term Loan, 2.64%, (1M USD LIBOR + 2.50%), 11/18/24 (a)	2,315	2,173
2019 Term Loan, 4.75%, (PRIME + 2.50%), 11/18/24 (a)	4	4
GoodRx, Inc.
1st Lien Term Loan, 2.90%, (1M USD LIBOR + 2.75%), 10/10/25 (a)	2,898	2,840
Gray Television, Inc.
2018 Term Loan C, 2.66%, (1M USD LIBOR + 2.50%), 10/30/25 (a)	4,205	4,125
Hargray Communications Group, Inc.
2017 Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 03/23/24 (a)	3,382	3,357
iHeartCommunications, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 05/01/26 (a)	493	467
iHeartMedia, Inc.
2020 Incremental Term Loan, 4.75%, (1M USD LIBOR + 4.00%), 05/01/26 (a)	1,995	1,917
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 3.60%, (3M USD LIBOR + 5.50%), 07/28/21 (a)	246	250
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	3,268	3,279
Iridium Satellite LLC
Term Loan, 4.75%, (1M USD LIBOR + 3.75%), 10/08/27 (a)	4,519	4,505
Level 3 Financing Inc.
2019 Term Loan B, 1.90%, (1M USD LIBOR + 1.75%), 03/01/27 (a)	4,853	4,696

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Maxar Technologies Ltd.
Term Loan B, 2.91%, (1M USD LIBOR + 2.75%), 07/07/24 (a)	3,424	3,284
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 4.00%, (3M USD LIBOR + 3.00%), 10/27/24 (a)	3,429	3,368
NASCAR Holdings Inc.
Term Loan B, 2.89%, (1M USD LIBOR + 2.75%), 07/26/26 (a)	221	215
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.91%, (1M USD LIBOR + 2.75%), 07/15/26 (a)	2,357	2,302
PUG LLC
USD Term Loan, 3.65%, (3M USD LIBOR + 3.50%), 01/31/27 (a)	3,602	3,164
SBA Senior Finance II LLC
2018 Term Loan B, 1.91%, (3M USD LIBOR + 1.75%), 03/26/25 (a)	4,092	3,981
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3M USD LIBOR + 4.50%), 06/20/24 (a)	2,975	2,449
Sinclair Television Group Inc.
Term Loan B2, 2.41%, (3M USD LIBOR + 2.25%), 01/06/24 (a)	3,942	3,832
Telenet Financing USD LLC
2020 USD Term Loan AR, 2.15%, (1M USD LIBOR + 2.00%), 04/21/29 (a)	3,915	3,774
Telesat Canada
Term Loan B5, 2.90%, (1M USD LIBOR + 2.75%), 11/22/26 (a)	3,455	3,331
Terrier Media Buyer, Inc.
Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 10/04/26 (a)	4,322	4,210
T-Mobile USA, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 04/01/27 (a)	2,108	2,105
Univision Communications Inc.
2020 Replacement Term Loan, 4.75%, (1M USD LIBOR + 3.75%), 03/15/26 (a)	3,902	3,792
UPC Broadband Holding B.V.
Term Loan, 0.00%, (3M USD LIBOR + 3.50%), 01/19/29 - 01/31/29 (a) (d)	1,746	1,692
Vestcom Parent Holdings, Inc.
2016 1st Lien Term Loan, 5.07%, (3M USD LIBOR + 4.00%), 12/15/23 (a)	2,635	2,563
2016 1st Lien Term Loan, 6.25%, (3M USD LIBOR + 4.00%), 12/16/23 (a)	—	—
Virgin Media Bristol LLC
USD Term Loan N, 2.65%, (1M USD LIBOR + 2.50%), 10/03/27 (a)	6,090	5,902
Zayo Group Holdings, Inc.
USD Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 02/20/27 (a)	3,264	3,163
Ziggo Financing Partnership
USD Term Loan I, 2.65%, (1M USD LIBOR + 2.50%), 04/17/28 (a)	4,316	4,146
		123,143
Financials 10.5%
Acrisure, LLC
2020 Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 01/30/27 (a)	3,877	3,736
Advisor Group, Inc.
2019 Term Loan B, 5.16%, (1M USD LIBOR + 5.00%), 07/31/26 (a)	3,569	3,448
AlixPartners, LLP
2017 Term Loan B, 2.64%, (1M USD LIBOR + 2.50%), 03/28/24 (a)	4,586	4,468
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 05/07/25 (a)	3,881	3,764
AmWINS Group, Inc.
2017 Term Loan B, 3.75%, (1M USD LIBOR + 2.75%), 01/19/24 (a)	3,350	3,315
Aretec Group, Inc.
2018 Term Loan, 4.41%, (1M USD LIBOR + 4.25%), 08/15/25 (a)	3,784	3,594
AssuredPartners, Inc.
2020 Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 02/13/27 (a)	3,837	3,720
Asurion LLC
2017 Term Loan B4, 3.16%, (1M USD LIBOR + 3.00%), 08/04/22 (a)	5,121	5,055
2017 2nd Lien Term Loan, 6.65%, (1M USD LIBOR + 6.50%), 08/04/25 (a)	705	705
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.50%, (1M USD LIBOR + 1.75%), 01/15/25 (a)	2,191	2,127
BCP Renaissance Parent LLC
2017 Term Loan B, 4.50%, (3M USD LIBOR + 3.50%), 09/20/24 (a)	1,915	1,770
Belron Finance US LLC
2018 Term Loan B, 2.75%, (3M USD LIBOR + 2.50%), 11/19/25 (a)	2,947	2,903
Blackstone CQP Holdco LP
Term Loan B, 3.73%, (3M USD LIBOR + 3.50%), 05/29/24 (a)	2,429	2,374
Crown Finance US, Inc.
2018 USD Term Loan, 2.52%, (6M USD LIBOR + 2.25%), 02/05/25 (a)	2,936	1,941
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (1M USD LIBOR + 3.75%), 03/05/27 (a)	1,434	1,423
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 3.14%, (1M USD LIBOR + 3.00%), 06/26/25 (a)	4,154	4,004
First American Payment Systems, L.P.
2020 Term Loan B, 5.30%, (3M USD LIBOR + 5.00%), 02/24/27 (a) (e)	934	906
First Eagle Holdings, Inc.
2020 Term Loan B, 2.81%, (3M USD LIBOR + 2.50%), 02/02/27 (a)	3,254	3,171
Garrett LX III S.a r.l.
2018 USD Term Loan B, 5.75%, (PRIME + 2.50%), 09/22/25 (a)	3,952	3,810
Hub International Limited
2018 Term Loan B, 3.22%, (3M USD LIBOR + 3.00%), 04/25/25 (a)	9	9
2018 Term Loan B, 3.26%, (3M USD LIBOR + 3.00%), 04/25/25 (a)	3,491	3,370
INEOS Enterprises Holdings US Finco LLC
2020 USD Term Loan B, 4.50%, (1M USD LIBOR + 3.50%), 07/29/26 (a)	3,407	3,379
INEOS US Finance LLC
2017 USD Term Loan B, 2.21%, (3M USD LIBOR + 2.00%), 03/31/24 (a)	4,396	4,263
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 5.00%, (3M USD LIBOR + 4.00%), 11/21/24 (a)	2,902	2,843
iStar, Inc.
2016 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 06/28/23 (a)	2,086	2,034
Jane Street Group, LLC
2020 Term Loan, 3.16%, (1M USD LIBOR + 3.00%), 01/31/25 (a)	5,362	5,311
Lions Gate Capital Holdings LLC
2018 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 03/20/25 (a)	3,381	3,254
NAB Holdings LLC
2017 Repriced Term Loan, 4.00%, (3M USD LIBOR + 3.00%), 01/15/25 (a)	1,810	1,742
Nielsen Finance LLC
2020 USD Term Loan B5, 4.75%, (1M USD LIBOR + 3.75%), 06/06/25 (a)	2,997	2,991
Nuvei Technologies Corp.
USD Term Loan, 6.00%, (1M USD LIBOR + 5.00%), 09/29/25 (a)	349	349
Ryan Specialty Group, LLC
Term Loan, 4.00%, (1M USD LIBOR + 3.25%), 07/23/27 (a)	2,872	2,842
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 11/06/25 (a)	4,279	4,121

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
SolarWinds Holdings, Inc.
2018 Term Loan B, 2.91%, (1M USD LIBOR + 2.75%), 02/06/24 (a)	4,609	4,516
TKC Holdings, Inc.
2017 1st Lien Term Loan, 4.75%, (6M USD LIBOR + 3.75%), 02/08/23 (a)	2,864	2,681
Trans Union, LLC
2019 Term Loan B5, 1.91%, (1M USD LIBOR + 1.75%), 11/13/26 (a)	4,268	4,155
UFC Holdings, LLC
2019 Term Loan, 4.25%, (6M USD LIBOR + 3.25%), 04/25/26 (a)	4,030	3,954
VFH Parent LLC
2019 Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 03/02/26 (a)	3,659	3,631
Victory Capital Holdings, Inc.
2020 Term Loan B1, 2.80%, (3M USD LIBOR + 2.50%), 07/01/26 (a)	2,331	2,294
		113,973
Materials 10.3%
American Builders & Contractors Supply Co., Inc.
2019 Term Loan, 2.16%, (1M USD LIBOR + 2.00%), 01/15/27 (a)	3,762	3,655
Asplundh Tree Expert, LLC
Term Loan B, 0.00%, (3M USD LIBOR + 2.50%), 08/19/27 (a) (d)	1,900	1,896
Avantor Funding, Inc.
USD Term Loan B3, 3.25%, (1M USD LIBOR + 2.25%), 09/22/24 (a)	3,385	3,336
Ball Metalpack, LLC
2018 1st Lien Term Loan B, 4.76%, (3M USD LIBOR + 4.50%), 07/25/25 (a)	1,679	1,610
Berry Global, Inc.
Term Loan Y, 2.16%, (1M USD LIBOR + 2.00%), 07/01/26 (a)	3,818	3,699
BWAY Holding Company
2017 Term Loan B, 3.52%, (3M USD LIBOR + 3.25%), 04/03/24 (a)	2,220	2,079
Charter NEX US, Inc.
Incremental Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 05/16/24 (a)	2,082	2,028
Composite Resins Holding B.V.
2018 Term Loan B, 5.47%, (6M USD LIBOR + 4.25%), 06/27/25 (a) (e)	3,294	3,244
Consolidated Container Company LLC
2017 1st Lien Term Loan, 3.75%, (1M USD LIBOR + 2.75%), 05/10/24 - 05/22/24 (a)	3,099	3,065
Diamond (BC) B.V.
USD Term Loan , 3.16%, (1M USD LIBOR + 3.00%), 07/24/24 (a)	9	9
Element Solutions Inc.
2019 Term Loan B1, 2.16%, (1M USD LIBOR + 2.00%), 01/31/26 (a)	3,866	3,777
Ferro Corporation
2018 USD Term Loan B1, 2.56%, (3M USD LIBOR + 2.25%), 02/14/24 (a)	2,905	2,852
2018 USD Term Loan B2, 2.56%, (3M USD LIBOR + 2.25%), 02/14/24 (a)	1,495	1,469
2018 USD Term Loan B3, 2.56%, (3M USD LIBOR + 2.25%), 02/14/24 (a)	1,460	1,434
Flex Acquisition Company, Inc.
1st Lien Term Loan, 4.00%, (3M USD LIBOR + 3.00%), 12/15/23 (a)	4,135	4,036
Gemini HDPE LLC
Term Loan B, 2.76%, (3M USD LIBOR + 2.50%), 08/04/24 (a)	1,349	1,317
GYP Holdings III Corp.
2018 Term Loan B, 2.91%, (1M USD LIBOR + 2.75%), 05/15/25 (a)	3,710	3,639
Hexion Inc.
USD Exit Term Loan, 3.80%, (3M USD LIBOR + 3.50%), 06/27/26 (a)	3,990	3,921
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 5.25%, (3M USD LIBOR + 4.25%), 06/30/22 (a)	3,559	3,450
LTI Holdings, Inc.
2018 Add On 1st Lien Term Loan, 3.66%, (1M USD LIBOR + 3.50%), 08/15/25 (a)	3,734	3,462
Messer Industries GmbH
2018 USD Term Loan, 2.72%, (3M USD LIBOR + 2.50%), 10/10/25 (a)	3,841	3,755
Momentive Performance Materials Inc.
Term Loan B, 3.41%, (1M USD LIBOR + 3.25%), 04/18/24 (a)	980	936
Onex TSG Intermediate Corp.
1st Lien Term Loan, 5.00%, (3M USD LIBOR + 4.00%), 07/31/22 (a)	2,676	2,531
Perstorp Holding AB
USD Term Loan B, 5.82%, (6M USD LIBOR + 4.75%), 04/03/26 (a)	2,965	2,687
Plaze, Inc.
2019 Term Loan B, 4.57%, (1M USD LIBOR + 3.50%), 08/01/26 (a)	3,821	3,721
PMHC II, Inc.
2018 1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 03/20/25 (a)	1,070	965
2018 1st Lien Term Loan, 4.50%, (1Y USD LIBOR+ 3.50%), 03/20/25 (a)	835	753
2018 1st Lien Term Loan, 4.50%, (1Y USD LIBOR + 3.50%), 03/20/25 (a)	896	809
2018 2nd Lien Term Loan, 8.75%, (1Y USD LIBOR+ 7.75%), 03/22/26 (a)	250	222
Polar US Borrower, LLC
2018 1st Lien Term Loan, 4.91%, (3M USD LIBOR + 4.75%), 08/21/25 (a)	20	20
2018 1st Lien Term Loan, 4.91%, (1M USD LIBOR + 4.75%), 08/21/25 (a)	1,353	1,299
Polymer Additives, Inc.
2018 1st Lien Term Loan, 6.86%, (6M USD LIBOR + 6.00%), 07/25/25 (a)	1,763	1,386
PQ Corporation
2018 Term Loan B, 2.51%, (3M USD LIBOR + 2.25%), 02/08/25 (a)	2,528	2,461
Pro Mach Group, Inc.
2020 Delayed Draw Term Loan, 0.00%, (3M USD LIBOR + 1.75%), 03/07/25 (a) (d)	59	59
2018 Term Loan B, 2.89%, (3M USD LIBOR + 2.75%), 03/07/25 (a)	991	949
2020 Delayed Draw Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 03/07/25 (a)	120	119
2020 Incremental Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 03/07/25 (a)	238	232
Proampac PG Borrower LLC
2016 1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 11/18/23 (a)	2,844	2,804
2016 1st Lien Term Loan, 5.75%, (PRIME + 2.50%), 11/18/23 (a)	7	7
Quikrete Holdings, Inc.
2016 1st Lien Term Loan, 2.66%, (3M USD LIBOR + 2.50%), 11/03/23 (a)	4,241	4,122
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 0.00%, (3M USD LIBOR + 3.25%), 02/03/26 (a) (d)	1,646	1,615
Solenis Holdings LLC
2018 1st Lien Term Loan, 4.26%, (3M USD LIBOR + 4.00%), 06/26/25 - 12/18/25 (a)	3,187	3,107
2018 1st Lien Term Loan, 4.15%, (1M USD LIBOR + 4.00%), 12/18/25 (a)	8	8
Starfruit Finco B.V
2018 USD Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 09/20/25 (a)	5,528	5,344
Tosca Services, LLC
2020 Term Loan B, 5.25%, (1M USD LIBOR + 4.25%), 07/27/27 (a)	956	955
TricorBraun Holdings, Inc.
2016 1st Lien Term Loan, 4.75%, (3M USD LIBOR + 3.75%), 11/29/23 (a)	3,424	3,384
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.00%, (3M USD LIBOR + 3.00%), 10/05/24 (a)	2,765	2,692
Tronox Finance LLC
Term Loan B, 3.16%, (1M USD LIBOR + 3.00%), 09/11/24 (a)	1,749	1,719

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Term Loan B, 3.31%, (3M USD LIBOR + 3.00%), 09/11/24 (a)	1,234	1,213
Univar Solutions Inc.
2017 USD Term Loan B3, 2.41%, (1M USD LIBOR + 2.25%), 07/01/24 (a)	4,149	4,088
Wilsonart LLC
2017 Term Loan B, 4.25%, (3M USD LIBOR + 3.25%), 12/19/23 (a)	2,701	2,674
Zep Inc.
2017 1st Lien Term Loan, 5.07%, (6M USD LIBOR + 4.00%), 08/11/24 (a)	776	726
		111,340
Consumer Staples 5.6%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 3.65%, (1M USD LIBOR + 3.50%), 09/19/25 (a)	2,492	2,465
American Seafoods Group LLC
2017 1st Lien Term Loan, 3.75%, (3M USD LIBOR + 2.75%), 07/27/23 (a)	2,740	2,692
2017 1st Lien Term Loan, 3.75%, (1M USD LIBOR + 2.75%), 07/27/23 (a)	87	85
BellRing Brands, LLC
2019 Term Loan B, 6.00%, (1M USD LIBOR + 5.00%), 10/10/24 (a)	1,829	1,829
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 2.15%, (1M USD LIBOR + 2.00%), 01/26/24 (a)	3,473	3,409
CHG PPC Parent LLC
2018 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 03/16/25 (a)	3,944	3,787
Diamond (BC) B.V.
USD Term Loan, 3.26%, (1M USD LIBOR + 3.00%), 07/24/24 (a)	3,557	3,317
Dole Food Company Inc.
2017 Term Loan B, 3.75%, (1M USD LIBOR + 2.75%), 03/22/24 (a)	2,677	2,635
Froneri International Ltd.
2020 USD Term Loan, 2.40%, (3M USD LIBOR + 2.25%), 01/29/27 (a)	1,925	1,846
Hearthside Food Solutions, LLC
2018 Term Loan B, 3.83%, (3M USD LIBOR + 3.69%), 05/17/25 (a)	3,461	3,353
Hostess Brands, Inc.
2019 Term Loan, 3.00%, (3M USD LIBOR + 2.25%), 08/03/25 (a)	2,835	2,783
2019 Term Loan, 3.00%, (1M USD LIBOR + 2.25%), 08/03/25 (a)	1,055	1,036
JBS USA Lux S.A.
2019 Term Loan B, 2.15%, (1M USD LIBOR + 2.00%), 04/27/26 (a)	3,808	3,700
Portillo's Holdings, LLC
2019 1st Lien Term Loan B3, 6.50%, (3M USD LIBOR + 5.50%), 08/02/24 (a)	2,871	2,720
Reynolds Consumer Products LLC
Term Loan, 1.90%, (1M USD LIBOR + 1.75%), 01/30/27 (a)	4,169	4,112
Shearer's Foods, Inc.
2020 Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 09/15/27 (a) (d)	475	471
Sigma Bidco B.V.
2018 USD Term Loan B2, 3.37%, (6M USD LIBOR + 3.00%), 03/07/25 (a)	3,930	3,817
United Natural Foods, Inc.
Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 10/22/25 (a)	3,895	3,789
US Foods, Inc.
2016 Term Loan B, 1.91%, (1M USD LIBOR + 1.75%), 06/27/23 (a)	4,350	4,176
UTZ Quality Foods, LLC
1st Lien Term Loan, 3.66%, (1M USD LIBOR + 3.50%), 11/14/24 (a)	3,142	3,113
Verscend Holding Corp.
2018 Term Loan B, 4.65%, (1M USD LIBOR + 4.50%), 08/08/25 (a)	5,134	5,076
		60,211
Utilities 1.6%
Calpine Construction Finance Company, L.P.
2017 Term Loan B, 2.16%, (1M USD LIBOR + 2.00%), 01/15/25 (a)	3,145	3,042
Calpine Corporation
Term Loan B5, 2.41%, (1M USD LIBOR + 2.25%), 05/23/22 (a)	2,373	2,306
Term Loan B9, 2.40%, (1M USD LIBOR + 2.25%), 03/22/26 (a)	1,639	1,593
Helix Gen Funding, LLC
Term Loan B, 4.75%, (1M USD LIBOR + 3.75%), 03/02/24 (a)	2,627	2,597
Pacific Gas And Electric Company
2020 Term Loan, 5.50%, (3M USD LIBOR + 4.50%), 06/18/25 (a)	4,352	4,258
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.90%, (1M USD LIBOR + 1.75%), 12/11/25 (a)	4,222	4,155
		17,951
Energy 0.9%
American Airlines, Inc.
Repriced TL B due 2023, 2.15%, (1M USD LIBOR + 2.00%), 04/28/23 (a)	1,895	1,546
EG America LLC
2018 USD Term Loan, 4.22%, (3M USD LIBOR + 4.00%), 06/30/25 (a)	2,987	2,922
EG Group Limited
2018 USD Term Loan B, 5.07%, (3M USD LIBOR + 4.00%), 02/01/25 (a)	1,755	1,717
Lower Cadence Holdings LLC
Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 05/10/26 (a)	1,820	1,677
Summit Midstream Partners Holdings, LLC
Term Loan B, 7.00%, (3M USD LIBOR + 6.00%), 05/15/22 (a)	1,081	216
Traverse Midstream Partners LLC
2017 Term Loan, 5.00%, (1M USD LIBOR + 4.00%), 09/22/24 (a)	2,104	1,928
		10,006
Real Estate 0.7%
ESH Hospitality, Inc.
2019 Term Loan B, 2.16%, (3M USD LIBOR + 2.00%), 09/18/26 (a)	3,059	2,970
VICI Properties 1 LLC
Replacement Term Loan B, 1.93%, (1M USD LIBOR + 1.75%), 12/13/24 (a)	4,399	4,244
		7,214
Total Senior Floating Rate Instruments (cost $1,058,281)		1,019,111
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.2%
ALM Ltd/KY
Series 2019-A1B-6A, 1.87%, (3M USD LIBOR + 1.60%), 04/15/30 (a)	3,000	2,922
Ares XXXIX CLO Ltd
Series 2016-A2R-39A, 1.92%, (3M USD LIBOR + 1.65%), 04/18/31 (a)	2,000	2,000
Benefit Street Partners CLO, Ltd.
Series 2019-A2-17A, 1.87%, (3M USD LIBOR + 1.60%), 07/15/32 (a)	834	828
Dryden 38 Senior Loan Fund LLC
Series 2015-A2R-38A, 1.73%, (3M USD LIBOR + 1.45%), 07/15/30 (a)	875	868
Dryden 77 CLO, Ltd.
Series 2020-A-77A, 2.37%, (3M USD LIBOR + 2.00%), 05/20/31 (a)	1,600	1,606
LCM Limited Partnership Private Placement Mixed CLO
Series 2019-A-2-30, 1.92%, (3M USD LIBOR + 1.65%), 04/21/31 (a)	958	952
MORGN
Series 2019-A2-1A, 2.03%, 01/18/33	2,138	2,139
Octagon Investment Partners 41, Ltd.
Series 2019-A2-2A, 1.92%, (3M USD LIBOR + 1.65%), 04/15/31 (a)	2,166	2,145
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,562)		13,460

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
INVESTMENT COMPANIES 1.0%
Invesco Senior Loan ETF	115	2,500
SPDR Blackstone/ GSO Senior Loan ETF	178	7,960
Total Investment Companies (cost $9,938)		10,460
CORPORATE BONDS AND NOTES 0.9%
Health Care 0.2%
Bausch Health Companies Inc.
6.25%, 02/15/29 (f)	1,688	1,738
Tenet Healthcare Corporation
4.63%, 06/15/28 (f)	1,004	1,013
		2,751
Communication Services 0.2%
CSC Holdings, LLC
4.63%, 12/01/30 (f)	1,600	1,606
Lamar Media Corp.
4.88%, 01/15/29 (f)	838	873
		2,479
Industrials 0.2%
Ashtead Capital, Inc.
5.25%, 08/01/26 (f)	1,625	1,718
Financials 0.1%
Springleaf Finance Corporation
8.88%, 06/01/25	1,117	1,235
Real Estate 0.1%
MGM Growth Properties Operating Partnership LP
4.63%, 06/15/25 (f)	983	1,003
Materials 0.1%
FXI Holdings, Inc.
7.88%, 11/01/24 (f)	1,008	962
Total Corporate Bonds And Notes (cost $9,887)		10,148
COMMON STOCKS 0.1%
Financials 0.1%
AFGlobal Corporation (b) (e) (g)	39	646
Freedom Group Inc. (b) (e)	57	3
		649
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (b)	112	112
iHeartMedia, Inc. - Class A (b)	6	46
		158
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (b) (e)	21	21
Energy 0.0%
Vantage Drilling International (b)	—	1
Health Care 0.0%
Envigo RMS Holding Corp. (b) (e)	8	—
Total Common Stocks (cost $6,586)		829
WARRANTS 0.0%
AFGlobal Corporation (b) (e)	5	1
iHeartMedia, Inc. (b) (h)	42	309
Total Warrants (cost $992)		310
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. (b) (e) (i)	8	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 3.0%
Investment Companies 3.0%
JNL Government Money Market Fund - Institutional Class, 0.02% (j) (k)	32,040	32,040
Total Short Term Investments (cost $32,040)		32,040
Total Investments 100.3% (cost $1,131,286)		1,086,358
Other Assets and Liabilities, Net (0.3)%		(2,864)
Total Net Assets 100.0%		1,083,494

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Non-income producing security.

(c) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(d) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $8,913 and 0.8% of the Fund.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/PPM America Floating Rate Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	646	0.1

JNL/PPM America Floating Rate Income Fund - Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
Intelsat Jackson Holdings S.A. - 2020 DIP Term Loan	242	8
Pro Mach Group, Inc. - 2020 Delayed Draw Term Loan	55	2
	297	10

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 91.2%
Communication Services 17.6%
Altice Financing S.A.
5.00%, 01/15/28 (a)	2,343	2,275
Altice France
7.38%, 05/01/26 (a)	13,880	14,557
6.00%, 02/15/28 (a)	2,206	2,101
Altice France Holding S.A.
5.13%, 01/15/29 (a)	424	424
Cablevision Lightpath LLC
5.63%, 09/15/28 (a)	673	684
CB Escrow Corp.
8.00%, 10/15/25 (a)	5,676	5,997
CCO Holdings, LLC
5.50%, 05/01/26 (a)	1,935	2,016
5.13%, 05/01/27 (a)	1,562	1,643
5.88%, 05/01/27 (a)	14,172	14,872
5.00%, 02/01/28 (a)	3,293	3,460
5.38%, 06/01/29 (a)	14,979	16,229
CenturyLink, Inc.
5.63%, 04/01/25	2,834	3,032
5.13%, 12/15/26 (a)	4,255	4,358
7.60%, 09/15/39	903	1,021
Clear Channel International B.V.
6.63%, 08/01/25 (a)	1,289	1,320
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	2,641	2,561
Connect Finco SARL
6.75%, 10/01/26 (a)	4,611	4,629
Consolidated Communications, Inc.
6.50%, 10/01/22	9,900	9,920
6.50%, 10/01/28 (a)	9,255	9,450
CSC Holdings, LLC
5.50%, 04/15/27 (a)	10,598	11,152
7.50%, 04/01/28 (a)	6,371	7,030
6.50%, 02/01/29 (a)	2,922	3,258
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (a)	7,080	6,554
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	2,349	1,662
6.63%, 08/15/27 (a)	3,848	2,001
DISH DBS Corporation
5.00%, 03/15/23	3,389	3,448
5.88%, 11/15/24	6,983	7,197
Embarq Corporation
8.00%, 06/01/36	2,890	3,420
Frontier Communications Corporation
8.50%, 04/01/26 (a)	9,314	9,388
8.00%, 04/01/27 (a)	3,186	3,186
Hughes Satellite Systems Corporation
6.63%, 08/01/26	2,719	2,938
iHeartCommunications, Inc.
6.38%, 05/01/26	1,288	1,343
8.38%, 05/01/27	10,754	10,618
5.25%, 08/15/27 (a)	991	969
Intelsat Jackson Holdings S.A.
8.00%, 02/15/24 (a)	4,160	4,225
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	7,184	7,504
Level 3 Financing, Inc.
4.63%, 09/15/27 (a)	7,541	7,745
3.63%, 01/15/29 (a)	4,731	4,674
Liberty Media Corporation
8.25%, 02/01/30	6,041	6,485
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	2,881	2,790
6.50%, 05/15/27 (a)	1,159	1,250
MDC Partners Inc.
6.50%, 05/01/24 (a)	9,579	8,810
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (b)	3,591	3,604
Netflix, Inc.
4.38%, 11/15/26	2,476	2,699
4.88%, 04/15/28	2,678	3,008
5.88%, 11/15/28	7,181	8,568
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	3,672	3,852
Sirius XM Radio Inc.
5.00%, 08/01/27 (a)	3,378	3,527
Sprint Capital Corporation
6.88%, 11/15/28	1,622	2,020
Sprint Corporation
7.13%, 06/15/24	20,104	23,123
SSL Robotics LLC
9.75%, 12/31/23 (a)	2,000	2,209
TEGNA Inc.
5.00%, 09/15/29 (a)	4,635	4,572
Telecom Italia Capital
6.00%, 09/30/34	6,636	7,703
Telesat Canada
6.50%, 10/15/27 (a)	5,671	5,712
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	8,641	8,708
TripAdvisor, Inc.
7.00%, 07/15/25 (a)	1,232	1,286
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (a)	8,364	8,922
6.25%, 01/15/28 (a)	1,232	1,264
Univision Communications Inc.
6.63%, 06/01/27 (a)	6,155	6,038
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (a)	1,972	2,116
Windstream Escrow, LLC
7.75%, 08/15/28 (a)	2,357	2,316
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (a)	582	573
		320,016
Consumer Discretionary 15.2%
Adient Global Holdings Ltd
4.88%, 08/15/26 (a) (c)	4,751	4,525
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	5,128	5,452
9.75%, 07/15/27 (a)	3,175	3,453
Aramark Services, Inc.
6.38%, 05/01/25 (a)	4,509	4,690
4.75%, 06/01/26	1,571	1,588
Beazer Homes USA, Inc.
5.88%, 10/15/27	5,423	5,495
Boyd Gaming Corporation
8.63%, 06/01/25 (a)	2,426	2,659
6.38%, 04/01/26	6,444	6,700
Carnival Corporation
11.50%, 04/01/23 (a)	5,184	5,808
Churchill Downs Incorporated
4.75%, 01/15/28 (a)	1,696	1,721
Dana Corporation
5.38%, 11/15/27	1,341	1,375
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/25 (a)	320	328
4.75%, 10/20/28 (a)	1,393	1,445
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	5,641	6,188
Eldorado Resorts, Inc.
8.13%, 07/01/27 (a)	8,701	9,218
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	3,153	3,312
Ford Motor Company
8.50%, 04/21/23	2,174	2,370
9.00%, 04/22/25	2,174	2,491
4.35%, 12/08/26	2,500	2,466
6.63%, 10/01/28	2,809	3,034
9.63%, 04/22/30	2,174	2,808
7.45%, 07/16/31	2,753	3,167
Hilton Domestic Operating Company Inc.
5.75%, 05/01/28 (a)	1,086	1,144

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (a) (d)	1,577	1,688
International Game Technology PLC
5.25%, 01/15/29 (a)	2,010	2,036
IRB Holding Corp.
7.00%, 06/15/25 (a)	3,046	3,252
6.75%, 02/15/26 (a)	5,605	5,610
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (a) (c)	1,027	998
KB Home
7.63%, 05/15/23	5,237	5,772
4.80%, 11/15/29	3,767	4,150
L Brands, Inc.
6.88%, 07/01/25 (a)	1,559	1,681
7.50%, 06/15/29	11,178	11,731
6.63%, 10/01/30 (a)	4,275	4,362
M.D.C. Holdings, Inc.
3.85%, 01/15/30	7,099	7,444
6.00%, 01/15/43	3,000	3,641
Macy's, Inc.
8.38%, 06/15/25 (a)	4,382	4,530
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (a)	1,723	1,802
6.50%, 09/15/26	3,700	3,779
Mattel, Inc.
5.88%, 12/15/27 (a)	6,071	6,536
MGM Resorts International
5.50%, 04/15/27	2,800	2,922
Michaels Stores, Inc.
8.00%, 07/15/27 (a) (c)	3,992	4,194
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	2,971	3,095
New Golden Nugget Inc.
8.75%, 10/01/25 (a) (c)	3,182	2,509
Newell Brands Inc.
4.88%, 06/01/25	1,468	1,583
4.70%, 04/01/26 (e)	4,995	5,299
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	4,317	4,466
PetSmart, Inc.
5.88%, 06/01/25 (a)	5,513	5,647
Picasso Finance Sub, Inc.
6.13%, 06/15/25 (a)	1,807	1,947
PM General Purchaser LLC
9.50%, 10/01/28 (a)	4,620	4,791
QVC, Inc.
5.45%, 08/15/34	6,155	6,089
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (a)	8,200	8,408
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (a)	4,333	4,816
9.13%, 06/15/23 (a)	2,600	2,754
11.50%, 06/01/25 (a)	1,687	1,958
Sally Holdings, LLC
5.63%, 12/01/25	2,732	2,766
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	3,666	3,689
8.25%, 03/15/26 (a)	8,147	8,513
7.00%, 05/15/28 (a)	1,489	1,494
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 - 04/01/29 (a)	8,219	8,192
Spirit Airlines, Inc.
8.00%, 09/20/25 (a)	4,715	4,993
Staples, Inc.
7.50%, 04/15/26 (a)	4,900	4,518
10.75%, 04/15/27 (a)	7,111	5,679
Station Casinos LLC
4.50%, 02/15/28 (a)	3,313	3,064
Stena International S.A R.L.
6.13%, 02/01/25 (a)	6,053	5,843
Studio City Finance Limited
6.50%, 01/15/28 (a)	2,716	2,771
Viking Cruises Limited
5.88%, 09/15/27 (a)	1,307	1,015
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	6,270	5,560
Williams Scotsman International, Inc.
4.63%, 08/15/28 (a)	876	880
Wyndham Destinations, Inc.
5.65%, 04/01/24 (f)	5,000	5,090
6.63%, 07/31/26 (a)	740	781
6.00%, 04/01/27 (e)	640	657
		276,432
Energy 12.2%
Antero Midstream Partners LP
5.38%, 09/15/24	2,648	2,264
5.75%, 03/01/27 - 01/15/28 (a)	3,869	3,188
Antero Resources Corp.
5.00%, 03/01/25 (c)	2,792	1,742
Apache Corporation
4.88%, 11/15/27	2,344	2,217
Archrock Partners, L.P.
6.25%, 04/01/28 (a)	2,300	2,167
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	2,594	1,988
Baytex Energy Corp.
8.75%, 04/01/27 (a)	2,380	1,078
Buckeye Partners, L.P.
5.85%, 11/15/43	1,728	1,604
5.60%, 10/15/44	1,477	1,312
Callon Petroleum Company
6.38%, 07/01/26	6,244	1,526
Cenovus Energy Inc.
5.40%, 06/15/47	2,567	2,161
Cheniere Energy Partners, L.P.
5.63%, 10/01/26	11,788	12,261
Cheniere Energy, Inc.
4.63%, 10/15/28 (a) (g)	4,680	4,808
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	4,570	4,461
Comstock Resources, Inc.
9.75%, 08/15/26	5,895	6,042
Continental Resources, Inc.
4.50%, 04/15/23	4,095	3,904
3.80%, 06/01/24	3,342	3,098
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (a)	162	166
5.50%, 01/30/26 (a)	3,013	2,997
5.75%, 01/30/28 (a)	2,883	2,903
Energy Transfer LP
6.63%, (callable at 100 beginning 02/15/28) (b)	1,565	1,066
6.75%, (callable at 100 beginning 05/15/25) (b)	5,249	4,045
7.13%, (callable at 100 beginning 05/15/30) (b)	2,728	2,152
5.25%, 04/15/29	3,749	4,032
Enlink Midstream, LLC
5.38%, 06/01/29	2,575	2,084
EQM Midstream Partners, LP
4.13%, 12/01/26	5,573	5,282
6.50%, 07/01/27 (a)	2,452	2,597
6.50%, 07/15/48	2,782	2,622
EQT Corporation
3.90%, 10/01/27	2,588	2,359
8.75%, 02/01/30 (e)	1,800	2,126
Everest Acquisition, LLC
0.00%, 11/29/24 (a) (h) (i)	2,895	2
Hess Midstream Operations LP
5.13%, 06/15/28 (a)	2,447	2,441
MEG Energy Corp.
6.50%, 01/15/25 (a)	5,532	5,416
7.13%, 02/01/27 (a)	5,200	4,667
Murphy Oil Corporation
5.75%, 08/15/25	3,761	3,286
Newfield Exploration Co.
5.63%, 07/01/24	5,038	4,886
Noble Corporation
0.00%, 02/01/26 (a) (h) (i)	3,920	953
NuStar Logistics, L.P.
6.75%, 02/01/21	4,477	4,505

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
6.00%, 06/01/26	4,497	4,514
5.63%, 04/28/27	3,171	3,135
6.38%, 10/01/30	4,686	4,864
Occidental Petroleum Corporation
2.70%, 02/15/23	2,963	2,693
6.95%, 07/01/24	6,706	6,503
2.90%, 08/15/24	3,626	3,031
3.50%, 06/15/25 (c)	2,210	1,846
3.20%, 08/15/26	4,738	3,761
8.88%, 07/15/30	2,690	2,759
7.50%, 05/01/31	3,368	3,237
6.45%, 09/15/36	7,928	6,739
7.95%, 06/15/39	1,858	1,750
4.30%, 08/15/39	5,744	3,981
Ovintiv Exploration Inc.
5.38%, 01/01/26	2,774	2,608
Parsley Energy, LLC
5.25%, 08/15/25 (a)	3,000	2,968
PBF Holding Company LLC
6.00%, 02/15/28 (a)	3,145	2,087
SM Energy Company
6.63%, 01/15/27	8,318	3,711
Southwestern Energy Company
7.50%, 04/01/26 (c)	3,652	3,569
7.75%, 10/01/27	3,076	2,987
8.38%, 09/15/28	2,338	2,293
Targa Resource Corporation
5.13%, 02/01/25	3,401	3,403
5.00%, 01/15/28	2,663	2,598
5.50%, 03/01/30 (a)	8,019	7,975
Transocean Inc
11.50%, 01/30/27 (a)	3,413	1,366
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	4,777	3,825
Transocean Proteus Limited
6.25%, 12/01/24 (a)	5,885	5,253
Viper Energy Partners LP
5.38%, 11/01/27 (a)	1,675	1,658
Western Midstream Operating, LP
6.25%, 02/01/50 (e)	5,663	5,255
White Star Petroleum, LLC
0.00%, 09/15/22 (a) (h) (i) (j)	5,000	—
WPX Energy, Inc.
5.25%, 09/15/24	652	682
5.88%, 06/15/28	1,963	2,050
4.50%, 01/15/30	3,087	3,040
		222,549
Financials 11.6%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	6,411	6,496
AerCap Ireland Capital Designated Activity Company
2.88%, 08/14/24	2,594	2,495
6.50%, 07/15/25	1,250	1,348
Avolon Holdings Funding Limited
3.25%, 02/15/27 (a)	5,184	4,622
CIT Group Inc.
4.75%, 02/16/24	5,760	5,935
5.25%, 03/07/25	743	786
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (b)	5,806	5,788
Commscope Finance LLC
6.00%, 03/01/26 (a)	3,794	3,955
8.25%, 03/01/27 (a)	3,378	3,512
Credit Suisse Group AG
5.25%, (callable at 100 beginning 02/11/27) (a) (b)	3,695	3,711
6.25%, (callable at 100 beginning 12/18/24) (a) (b)	8,520	9,159
EG Global Finance PLC
6.75%, 02/07/25 (a)	6,009	6,137
8.50%, 10/30/25 (a)	2,890	3,043
FirstCash, Inc.
4.63%, 09/01/28 (a)	3,099	3,154
Ford Motor Credit Company LLC
3.20%, 01/15/21	2,200	2,199
5.60%, 01/07/22	2,195	2,241
3.09%, 01/09/23	1,640	1,605
3.10%, 05/04/23	4,700	4,587
3.66%, 09/08/24	2,280	2,231
4.06%, 11/01/24	2,333	2,329
5.13%, 06/16/25	2,122	2,187
4.27%, 01/09/27	2,500	2,453
4.13%, 08/17/27	1,930	1,876
HUB International Limited
7.00%, 05/01/26 (a)	4,541	4,703
Icahn Enterprises L.P.
4.75%, 09/15/24	6,003	6,070
6.25%, 05/15/26	9,579	10,007
IHS Luxembourg S.A R.L.
6.50%, 06/01/26 (a) (c)	6,000	6,258
James Hardie International Finance Designated Activity Company
4.75%, 01/15/25 (a)	941	963
5.00%, 01/15/28 (a)	3,726	3,906
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 08/01/24) (b)	5,380	5,365
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (a)	2,280	2,265
5.88%, 11/01/24 (a)	3,741	3,684
LPL Holdings, Inc.
4.63%, 11/15/27 (a)	3,574	3,635
Markel Corporation
6.00%, (callable at 100 beginning on 06/01/25) (b)	4,346	4,583
Morgan Stanley
4.08%, (callable at 100 beginning 10/15/20) (b)	2,971	2,886
Navient Corporation
7.25%, 09/25/23	5,433	5,610
5.88%, 10/25/24	4,383	4,361
Nesco Holdings, Inc.
10.00%, 08/01/24 (a)	2,731	2,867
NFP Corp.
6.88%, 08/15/28 (a)	7,247	7,334
Nielsen Finance LLC
5.88%, 10/01/30 (a)	4,665	4,849
Nordic Aviation Capital
5.04%, 02/27/24 (j) (k)	2,556	1,988
7.08%, 03/14/27 (j) (k)	5,165	4,013
Petershill II LP
5.00%, 07/15/39 (j) (k)	3,601	3,729
Rassman, Joel H.
3.80%, 11/01/29	2,986	3,163
Springleaf Finance Corporation
6.13%, 03/15/24	2,942	3,074
8.88%, 06/01/25	1,716	1,897
7.13%, 03/15/26	3,325	3,713
6.63%, 01/15/28	1,555	1,724
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (a)	3,800	3,976
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	8,334	8,240
Washington Mutual Bank, FA
0.00%, 06/15/11 (h) (i)	1,500	—
ZF North America Capital, Inc.
4.50%, 04/29/22 (a)	4,355	4,468
Ziggo B.V.
4.88%, 01/15/30 (a)	5,200	5,382
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (a)	3,690	3,819
		210,381
Health Care 8.6%
AdaptHealth, LLC
6.13%, 08/01/28 (a)	1,539	1,594
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	8,727	8,932
5.50%, 11/01/25 (a)	1,907	1,956
8.50%, 01/31/27 (a)	15,112	16,602
5.75%, 08/15/27 (a)	4,733	5,038

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
7.00%, 01/15/28 (a)	1,559	1,653
6.25%, 02/15/29 (a)	1,707	1,757
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (a)	611	639
Centene Corporation
4.75%, 01/15/25	3,146	3,230
5.25%, 04/01/25 (a)	11,207	11,647
5.38%, 08/15/26 (a)	2,195	2,313
4.25%, 12/15/27	4,399	4,603
4.63%, 12/15/29	2,368	2,552
3.00%, 10/15/30	2,438	2,487
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	4,349	4,589
Community Health Systems, Inc.
6.25%, 03/31/23	989	966
8.63%, 01/15/24 (a)	3,130	3,114
6.63%, 02/15/25 (a)	4,869	4,713
8.00%, 03/15/26 (a)	4,010	3,935
Endo Designated Activity Company
9.50%, 07/31/27 (a)	8,652	9,042
6.00%, 06/30/28 (a)	4,106	3,034
HCA Inc.
5.38%, 09/01/26	1,511	1,669
3.50%, 09/01/30	3,330	3,391
IQVIA Inc.
5.00%, 10/15/26 - 05/15/27 (a)	4,764	4,987
Mednax, Inc.
6.25%, 01/15/27 (a)	4,320	4,477
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (a)	4,317	4,435
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (a)	1,978	2,017
7.25%, 02/01/28 (a)	1,552	1,612
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	4,174	4,369
Polaris Intermediate School
8.50%, 12/01/22 (a) (d)	5,900	6,006
Tenet Healthcare Corporation
8.13%, 04/01/22	5,116	5,688
7.50%, 04/01/25 (a)	4,114	4,443
7.00%, 08/01/25 (c)	1,966	2,023
4.88%, 01/01/26 (a)	7,998	8,100
5.13%, 11/01/27 (a)	5,161	5,307
6.13%, 10/01/28 (a)	4,790	4,667
		157,587
Industrials 8.3%
Aircastle Limited
5.25%, 08/11/25 (a)	1,810	1,774
4.25%, 06/15/26	10,622	9,834
American Airlines, Inc.
11.75%, 07/15/25 (a)	4,530	4,373
Ashtead Capital, Inc.
4.13%, 08/15/25 (a)	3,386	3,472
4.00%, 05/01/28 (a)	2,709	2,799
Aviation Capital Group LLC
5.50%, 12/15/24 (a)	2,770	2,853
Bombardier Inc.
6.00%, 10/15/22 (a)	4,916	4,569
7.50%, 03/15/25 (a)	6,173	4,628
Builders FirstSource, Inc.
6.75%, 06/01/27 (a)	1,821	1,951
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (a)	7,084	7,155
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (a)	4,924	4,989
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (a)	4,950	5,337
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (b)	2,070	1,635
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a)	4,518	4,702
Howmet Aerospace Inc.
6.88%, 05/01/25	3,636	4,017
Masonite International Corporation
5.38%, 02/01/28 (a)	2,435	2,599
Navistar International Corporation
6.63%, 11/01/25 (a)	9,134	9,373
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	1,945	1,952
4.50%, 03/15/23 (a)	1,666	1,649
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (a)	2,980	3,186
3.38%, 08/31/27 (a)	1,858	1,791
6.25%, 01/15/28 (a)	4,649	4,739
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (a)	3,000	3,122
Standard Industries Inc.
4.75%, 01/15/28 (a)	4,042	4,186
Tempo Acquisition, LLC
5.75%, 06/01/25 (a)	2,550	2,668
6.75%, 06/01/25 (a)	3,986	4,067
TransDigm Inc.
6.50%, 05/15/25	4,680	4,665
8.00%, 12/15/25 (a)	1,157	1,258
6.25%, 03/15/26 (a)	9,550	9,974
5.50%, 11/15/27	4,175	4,012
Transdigm UK Holdings PLC
6.88%, 05/15/26	1,888	1,897
Triumph Group, Inc.
8.88%, 06/01/24 (a)	1,868	1,989
United Rentals (North America), Inc.
3.88%, 11/15/27	7,849	8,075
Univar Solutions USA Inc.
5.13%, 12/01/27 (a)	1,337	1,373
Vertical Holdco GmbH
7.63%, 07/15/28 (a)	5,882	6,212
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (a)	1,154	1,199
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	4,356	4,458
WESCO Distribution, Inc.
7.13%, 06/15/25 (a)	2,334	2,541
		151,073
Materials 6.5%
ARD Finance S.A.
6.50%, 06/30/27 (a) (d)	5,220	5,188
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (a)	2,203	2,287
5.25%, 08/15/27 (a)	5,273	5,378
Carpenter Technology Corporation
6.38%, 07/15/28	2,157	2,260
Cascades Inc.
5.38%, 01/15/28 (a)	2,271	2,390
CEMEX S.A.B. de C.V.
5.70%, 01/11/25 (a)	2,519	2,570
7.38%, 06/05/27 (a)	1,901	2,051
5.45%, 11/19/29 (a)	3,284	3,331
5.20%, 09/17/30 (a)	1,579	1,587
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (a)	4,432	4,510
5.88%, 06/01/27	2,320	2,155
CVR Partners, LP
9.25%, 06/15/23 (a)	7,469	6,910
Flex Acquisition Company, Inc.
7.88%, 07/15/26 (a)	2,725	2,773
FMG Resources (August 2006) Pty Ltd
5.13%, 03/15/23 - 05/15/24 (a)	5,281	5,557
Freeport-McMoRan Inc.
5.00%, 09/01/27	4,600	4,808
4.38%, 08/01/28	2,760	2,855
5.40%, 11/14/34	8,203	9,071
5.45%, 03/15/43	1,570	1,742
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	3,623	3,460
Hudbay Minerals Inc.
6.13%, 04/01/29 (a)	4,685	4,637

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	1,235	1,254
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (a)	2,345	2,207
Mercer International Inc.
7.38%, 01/15/25	6,580	6,663
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	4,154	4,130
5.25%, 08/01/23 - 06/01/27 (a)	6,072	5,794
Novelis Corporation
4.75%, 01/30/30 (a)	3,145	3,072
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (a)	7,614	7,709
Silgan Holdings Inc.
4.13%, 02/01/28	2,826	2,882
The Chemours Company
6.63%, 05/15/23	3,430	3,475
5.38%, 05/15/27	2,959	2,938
United States Steel Corporation
12.00%, 06/01/25 (a)	2,036	2,168
		117,812
Consumer Staples 4.6%
Cott Holdings Inc.
5.50%, 04/01/25 (a)	5,742	5,885
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	1,626	1,711
JBS Investments II GmbH
7.00%, 01/15/26 (a)	5,163	5,511
5.75%, 01/15/28 (a)	1,000	1,048
JBS USA Food Company
6.50%, 04/15/29 (a)	2,362	2,623
Kraft Foods Group, Inc.
5.00%, 06/04/42	4,422	4,825
Kraft Heinz Foods Company
3.88%, 05/15/27 (a)	1,286	1,361
4.25%, 03/01/31 (a)	3,030	3,309
4.63%, 10/01/39 (a)	7,910	8,331
4.88%, 10/01/49 (a)	6,006	6,306
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (a)	4,606	4,524
Performance Food Group, Inc.
6.88%, 05/01/25 (a) (c)	397	423
Pilgrim's Pride Corporation
5.75%, 03/15/25 (a)	6,173	6,298
5.88%, 09/30/27 (a)	3,734	3,880
Post Holdings, Inc.
5.63%, 01/15/28 (a)	5,100	5,403
4.63%, 04/15/30 (a)	2,855	2,937
Safeway Inc.
5.88%, 02/15/28 (a)	5,697	6,083
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (c)	6,278	6,383
Verscend Holding Corp.
9.75%, 08/15/26 (a)	5,896	6,412
		83,253
Information Technology 4.2%
ams AG
7.00%, 07/31/25 (a)	8,956	9,468
Banff Merger Sub Inc.
9.75%, 09/01/26 (a)	6,963	7,357
Boxer Parent Company Inc.
7.13%, 10/02/25 (a)	1,580	1,687
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	739	749
Commscope, Inc.
7.13%, 07/01/28 (a)	4,535	4,660
Dell Inc.
6.50%, 04/15/38 (c)	1,964	2,274
Entegris, Inc.
4.38%, 04/15/28 (a)	2,838	2,936
LogMeIn, Inc.
5.50%, 09/01/27 (a)	2,297	2,331
Microchip Technology Incorporated
4.25%, 09/01/25 (a)	1,652	1,713
NCR Corporation
5.75%, 09/01/27 (a)	3,237	3,382
5.25%, 10/01/30 (a)	2,711	2,710
Open Text Corporation
3.88%, 02/15/28 (a)	4,156	4,197
Presidio Holdings, Inc.
8.25%, 02/01/28 (a)	2,695	2,822
Radiate HoldCo, LLC
4.50%, 09/15/26 (a)	2,324	2,337
6.50%, 09/15/28 (a)	9,780	10,041
Sabre GLBL Inc.
7.38%, 09/01/25 (a)	2,473	2,495
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)	3,500	3,714
ViaSat, Inc.
5.63%, 09/15/25 (a)	4,535	4,446
5.63%, 04/15/27 (a) (c)	3,648	3,750
6.50%, 07/15/28 (a)	3,091	3,098
		76,167
Real Estate 1.3%
CSL Capital, LLC
6.00%, 04/15/23 (a)	1,715	1,725
Cushman & Wakefield PLC
6.75%, 05/15/28 (a)	3,043	3,156
ESH Hospitality, Inc.
5.25%, 05/01/25 (a)	4,140	4,178
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27	2,572	2,769
4.50%, 01/15/28	225	229
Retail Opportunity Investments Partnership, LP
4.00%, 12/15/24	4,700	4,704
Uniti Group Inc.
7.88%, 02/15/25 (a)	2,050	2,172
VICI Properties Inc.
4.25%, 12/01/26 (a)	1,995	2,005
3.75%, 02/15/27 (a)	2,221	2,185
4.63%, 12/01/29 (a)	598	611
		23,734
Utilities 1.1%
Calpine Corporation
5.25%, 06/01/26 (a)	6,509	6,767
4.50%, 02/15/28 (a)	2,583	2,647
Pacific Gas And Electric Company
5.00%, 07/01/28	1,336	1,295
5.25%, 07/01/30	3,345	3,235
The AES Corporation
5.13%, 09/01/27	4,681	4,984
3.95%, 07/15/30 (a)	747	826
		19,754
Total Corporate Bonds And Notes (cost $1,643,945)		1,658,758
SENIOR FLOATING RATE INSTRUMENTS 2.9%
Consumer Discretionary 0.7%
Adient US LLC
Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 05/03/24 (l)	2,292	2,263
Term Loan B, 4.49%, (3M USD LIBOR + 4.25%), 05/03/24 (l)	777	767
Bass Pro Group, LLC
Term Loan B, 5.75%, (3M USD LIBOR + 5.00%), 11/15/23 (l)	4,690	4,640
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.65%, (1M USD LIBOR + 4.50%), 06/19/25 (l)	1,120	1,082
2020 Term Loan B1, 4.77%, (3M USD LIBOR + 4.50%), 06/19/25 (l)	560	541
Delta Air Lines, Inc.
Term Loan B, 0.00%, (3M USD LIBOR + 3.75%), 09/16/27 (l) (m)	475	478
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3M USD LIBOR + 5.25%), 12/31/23 (l)	1,660	1,686

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Mohegan Tribal Gaming Authority
2016 Term Loan B, 7.37%, (3M USD LIBOR + 6.38%), 10/30/23 (l)	1,575	1,399
		12,856
Information Technology 0.7%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6M USD LIBOR + 3.50%), 04/26/24 (l)	1,908	1,780
USD 1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 04/26/24 (l)	745	695
Banff Merger Sub Inc.
2018 USD Term Loan B, 4.41%, (1M USD LIBOR + 4.25%), 06/30/25 (l)	3,209	3,108
Cornerstone OnDemand, Inc.
Term Loan B, 4.41%, (1M USD LIBOR + 4.25%), 04/22/27 (l)	2,600	2,593
LogMeIn, Inc.
Term Loan B, 4.91%, (3M USD LIBOR + 4.75%), 08/31/27 (l)	2,300	2,219
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.25%, (3M USD LIBOR + 4.00%), 08/09/25 (l)	2,562	2,290
		12,685
Communication Services 0.6%
Consolidated Communications, Inc.
2016 Term Loan B, 0.00%, (3M USD LIBOR + 4.75%), 09/15/27 (l) (m)	1,878	1,856
Frontier Communications Corporation
2017 Term Loan B1, 6.00%, (PRIME + 2.75%), 05/31/24 (l)	4,571	4,486
iHeartCommunications, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 05/01/26 (l)	2,164	2,048
Zayo Group Holdings, Inc.
USD Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 02/20/27 (l)	2,497	2,420
		10,810
Financials 0.3%
Acrisure, LLC
2020 Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 01/30/27 (l)	3,206	3,090
Advisor Group, Inc.
2019 Term Loan B, 5.16%, (1M USD LIBOR + 5.00%), 07/31/26 (l)	2,893	2,795
		5,885
Health Care 0.2%
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 3.66%, (1M USD LIBOR + 3.50%), 08/15/24 (l)	2,834	2,749
Materials 0.2%
BWAY Holding Company
2017 Term Loan B, 3.52%, (3M USD LIBOR + 3.25%), 04/03/24 (l)	2,896	2,713
Industrials 0.1%
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.72%, (3M USD LIBOR + 3.50%), 04/06/26 (l)	959	843
2020 Term Loan B1, 3.72%, (3M USD LIBOR + 3.50%), 04/06/26 (l)	1,783	1,568
		2,411
Energy 0.1%
Lower Cadence Holdings LLC
Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 05/10/26 (l)	2,572	2,370
Total Senior Floating Rate Instruments (cost $54,038)		52,479
INVESTMENT COMPANIES 1.2%
Eaton Vance Senior Floating-Rate Trust	223	2,590
SPDR Bloomberg Barclays High Yield Bond ETF	190	19,788
Total Investment Companies (cost $22,762)		22,378
PREFERRED STOCKS 0.3%
Consumer Discretionary 0.3%
Qurate Retail, Inc. (h)	47	4,634
Total Preferred Stocks (cost $4,688)		4,634
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.3%
Air Canada 2020-2 Class A Pass Through Trust
Series 2020-A-2, 5.25%, 04/01/29	676	693
Hawaiian Holdings, Inc.
Series 2013-B-1, 4.95%, 01/15/22	3,429	3,044
United Airlines, Inc.
Series 2012-B-2, 5.50%, 10/29/20	894	877
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,000)		4,614
COMMON STOCKS 0.1%
Energy 0.1%
MPLX LP	87	1,373
Prairie Provident Resources Inc. (h)	224	1
Titan Energy LLC (h)	75	1
Vantage Drilling International (h)	2	3
		1,378
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (h)	335	335
Dish Network Corporation - Class A (h)	11	325
iHeartMedia, Inc. - Class A (c) (h)	17	134
		794
Materials 0.0%
Westrock Company, Inc.	—	3
Information Technology 0.0%
New Cotai LLC (h) (j)	—	—
Total Common Stocks (cost $8,566)		2,175
WARRANTS 0.1%
iHeartMedia, Inc. (h) (n)	124	908
Total Warrants (cost $2,288)		908
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. (h) (j) (o)	56,599	—
Quicksilver Resources Inc. (h) (j) (o)	11,401	—
Vantage Drilling International (c) (h) (j) (o)	8,119	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 4.1%
Investment Companies 2.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (p) (q)	53,163	53,163
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (p) (q)	21,714	21,714
Total Short Term Investments (cost $74,877)		74,877
Total Investments 100.2% (cost $1,816,164)		1,820,823
Other Assets and Liabilities, Net (0.2)%		(2,957)
Total Net Assets 100.0%		1,817,866

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $1,073,949 and 59.1% of the Fund.

(b) Perpetual security. Next contractual call date presented, if applicable.

(c) All or a portion of the security was on loan as of September 30, 2020.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(g) Convertible security.

(h) Non-income producing security.

(i) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(o) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/PPM America High Yield Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nordic Aviation Capital, 5.04%, 02/27/24	02/06/20	2,556	1,988	0.1
Nordic Aviation Capital, 7.08%, 03/14/27	10/01/19	5,165	4,013	0.2
Petershill II LP, 5.00%, 07/15/39	09/27/19	760	787	—
Petershill II LP, 5.00%, 07/15/39	09/27/19	580	600	—
Petershill II LP, 5.00%, 07/15/39	09/27/19	1,300	1,346	0.1
Petershill II LP, 5.00%, 07/15/39	09/27/19	961	996	0.1
		11,322	9,730	0.5

JNL/PPM America High Yield Bond Fund - Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
Intelsat Jackson Holdings S.A. - 2020 DIP Term Loan	313	5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/PPM America Small Cap Value Fund
COMMON STOCKS 99.7%
Financials 28.1%
Ameris Bancorp	234	5,334
Axos Financial, Inc. (a)	420	9,790
Banc of California, Inc.	468	4,731
Evercore Inc. - Class A	89	5,823
First Horizon National Corporation	564	5,317
Home BancShares, Inc.	570	8,641
Houlihan Lokey Inc. - Class A	141	8,326
Independent Bank Corp.	139	7,281
Janus Henderson Group PLC	338	7,346
PacWest Bancorp	187	3,196
Renasant Corporation	367	8,345
Sterling Bancorp	736	7,743
TCF Financial Corporation	301	7,031
Western Alliance Bancorp	159	5,032
		93,936
Industrials 17.2%
Aerojet Rocketdyne Holdings, Inc. (a)	139	5,555
Apogee Enterprises, Inc.	330	7,052
GATX Corporation	113	7,216
Kennametal Inc.	302	8,731
MasTec Inc. (a)	169	7,132
SkyWest Inc.	260	7,764
Spirit Aerosystems Holdings Inc. - Class A	141	2,671
Steelcase Inc. - Class A	366	3,700
Terex Corp.	400	7,744
		57,565
Information Technology 12.5%
Avaya Holdings Corp. (a)	360	5,472
Belden Inc.	106	3,299
Benchmark Electronics, Inc.	182	3,657
CACI International Inc. - Class A (a)	15	3,240
CSG Systems International, Inc.	95	3,890
KBR, Inc.	153	3,426
Photronics Inc. (a)	462	4,597
Semtech Corp. (a)	96	5,105
SYNNEX Corporation	25	3,558
Teradata Corporation (a)	64	1,454
Verint Systems Inc. (a)	83	3,977
		41,675
Consumer Discretionary 11.0%
American Axle & Manufacturing Holdings, Inc. (a)	895	5,164
Foot Locker, Inc.	171	5,637
Helen of Troy Ltd (a)	43	8,389
Penske Automotive Group, Inc.	183	8,741
Skechers U.S.A. Inc. - Class A (a)	290	8,764
		36,695
Real Estate 7.7%
Brandywine Realty Trust	525	5,427
DiamondRock Hospitality Co.	1,107	5,612
Kite Realty Naperville, LLC	631	7,312
Physicians Realty Trust	413	7,393
		25,744
Health Care 7.4%
Integer Holdings Corporation (a)	131	7,730
Magellan Health Services Inc. (a)	120	9,094
Premier Healthcare Solutions, Inc. - Class A	236	7,745
		24,569
Materials 5.6%
Allegheny Technologies Incorporated (a)	410	3,573
Huntsman Corp.	400	8,884
Reliance Steel & Aluminum Co.	62	6,337
		18,794
Consumer Staples 3.1%
Ingredion Inc.	21	1,582
Primo Water Holdings LLC	403	5,723
Sanderson Farms Inc.	26	3,050
		10,355
Energy 2.9%
Cimarex Energy Co.	241	5,857
PBF Energy Inc. - Class A	650	3,698
		9,555
Utilities 2.5%
PNM Resources, Inc.	203	8,394
Communication Services 1.7%
Meredith Corporation	427	5,598
Total Common Stocks (cost $415,097)		332,880
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	307	307
Total Short Term Investments (cost $307)		307
Total Investments 99.8% (cost $415,404)		333,187
Other Assets and Liabilities, Net 0.2%		634
Total Net Assets 100.0%		333,821

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
CORPORATE BONDS AND NOTES 51.9%
Financials 15.7%
AerCap Ireland Capital Designated Activity Company
4.50%, 09/15/23	3,900	4,019
6.50%, 07/15/25	2,582	2,784
4.63%, 10/15/27	2,285	2,216
AIA Group Limited
3.60%, 04/09/29 (a)	3,219	3,623
Ardagh Packaging Finance Public Limited Company
5.25%, 04/30/25 (a)	2,096	2,190
Avolon Holdings Funding Limited
5.25%, 05/15/24 (a)	3,532	3,538
Bank of America Corporation
6.25%, (callable at 100 beginning 09/05/24) (b)	1,683	1,803
6.30%, (callable at 100 beginning 03/10/26) (b)	1,420	1,598
4.00%, 01/22/25	1,097	1,218
4.25%, 10/22/26	6,460	7,444
3.56%, 04/23/27	4,100	4,579
3.25%, 10/21/27	671	742
3.59%, 07/21/28	6,289	7,030
4.27%, 07/23/29	11,103	13,020
2.68%, 06/19/41	4,580	4,672
Barclays PLC
1.70%, 05/12/22 (c)	7,633	7,761
3.56%, 09/23/35 (c)	2,721	2,680
BNP Paribas
2.59%, 08/12/35 (a) (c)	4,355	4,226
Bunge Limited Finance Corp.
1.63%, 08/17/25	1,075	1,078
Capital One Financial Corporation
3.75%, 03/09/27	1,915	2,126
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (b)	2,697	2,689
4.45%, 09/29/27	2,105	2,436
3.89%, 01/10/28 (d)	1,525	1,725
3.52%, 10/27/28	3,638	4,043
Credit Suisse Group AG
5.25%, (callable at 100 beginning 02/11/27) (a) (b)	4,496	4,515
7.50%, (callable at 100 beginning 12/11/23) (a) (b)	2,448	2,668
6.50%, 08/08/23 (a)	5,986	6,777
4.21%, 06/12/24 (a)	2,515	2,718
3.87%, 01/12/29 (a)	2,130	2,376
Danske Bank A/S
1.17%, 12/11/23 (a)	2,000	2,001
Diamond Finance International Limited
6.02%, 06/15/26 (a)	2,596	3,051
8.35%, 07/15/46 (a)	3,266	4,325
Ford Motor Credit Company LLC
5.13%, 06/16/25	1,845	1,902
General Motors Financial Company, Inc.
5.20%, 03/20/23	2,239	2,429
Glencore Funding LLC
4.88%, 03/12/29 (a)	3,890	4,546
HSBC Holdings PLC
6.88%, (callable at 100 beginning 06/01/21) (b) (c)	2,500	2,550
1.27%, (3M USD LIBOR + 1.00%), 05/18/24 (d)	1,777	1,774
1.65%, 04/18/26 (c)	3,512	3,498
Icahn Enterprises L.P.
4.75%, 09/15/24	3,339	3,376
6.25%, 05/15/26	1,512	1,580
Intercontinental Exchange, Inc.
2.10%, 06/15/30	3,629	3,749
JPMorgan Chase & Co.
4.05%, (callable at 100 beginning 11/01/20) (b)	1,325	1,308
5.00%, (callable at 100 beginning 08/01/24) (b)	2,140	2,134
3.22%, 03/01/25	3,328	3,574
2.01%, 03/13/26	3,755	3,896
3.96%, 01/29/27	1,283	1,462
3.78%, 02/01/28 (d)	1,604	1,814
3.54%, 05/01/28	179	201
3.51%, 01/23/29	1,573	1,770
4.01%, 04/23/29	597	691
2.74%, 10/15/30	5,297	5,701
2.96%, 05/13/31	3,057	3,273
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 09/27/25) (b)	1,902	2,026
3.87%, 07/09/25 (c)	5,233	5,696
3.57%, 11/07/28	1,250	1,367
Markel Corporation
6.00%, (callable at 100 beginning on 06/01/25) (b)	2,295	2,420
5.00%, 05/20/49	874	1,161
Metropolitan Life Global Funding I
3.60%, 01/11/24 (a)	5,467	5,975
Morgan Stanley
4.08%, (callable at 100 beginning 10/15/20) (b)	2,322	2,256
4.88%, 11/01/22	2,181	2,361
3.88%, 04/29/24	2,344	2,585
3.62%, 04/01/31	6,700	7,680
NatWest Group PLC
3.07%, 05/22/28 (c)	3,720	3,947
3.03%, 11/28/35 (c)	4,000	3,837
NatWest Markets PLC
2.38%, 05/21/23 (a)	5,100	5,244
Nordic Aviation Capital
6.83%, 03/14/25 (e) (f)	3,193	2,497
Rassman, Joel H.
3.80%, 11/01/29	6,015	6,372
Santander Holdings USA, Inc.
3.45%, 06/02/25	3,832	4,088
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (e)	2,485	2,491
State Street Corporation
2.90%, 03/30/26 (a)	2,421	2,630
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	2,275	2,508
4.25%, 10/21/25	2,621	2,976
3.80%, 03/15/30	8,326	9,602
6.75%, 10/01/37	1,800	2,606
The Guardian Life Insurance Company of America
3.70%, 01/22/70 (a)	1,767	1,835
The PNC Financial Services Group, Inc.
3.45%, 04/23/29	3,820	4,391
The Travelers Companies, Inc.
2.55%, 04/27/50	708	691
Truist Financial Corporation
4.95%, (callable at 100 beginning on 09/01/25) (b)	3,229	3,391
U.S. Bancorp
3.00%, 07/30/29	774	860
UBS AG
1.75%, 04/21/22 (a)	2,535	2,584
UBS Group AG
1.01%, 07/30/24 (a) (c)	3,667	3,678
Wells Fargo & Company
4.48%, 01/16/24	355	393
2.41%, 10/30/25	6,529	6,847
3.20%, 06/17/27	6,129	6,655
3.58%, 05/22/28 (d)	648	723
2.88%, 10/30/30	3,333	3,565
		286,837
Energy 7.2%
Aker BP ASA
3.75%, 01/15/30 (a)	8,170	7,941
Baker Hughes Holdings LLC
4.49%, 05/01/30	3,000	3,412
Canadian Natural Resources Limited
2.05%, 07/15/25	3,143	3,203
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	4,364	5,025
5.88%, 03/31/25	1,630	1,857
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	4,007	4,107

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Cheniere Energy, Inc.
4.63%, 10/15/28 (a) (c)	2,720	2,794
Chevron Corporation
2.00%, 05/11/27	3,810	4,032
Diamondback Energy, Inc.
4.75%, 05/31/25	1,320	1,419
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (a)	316	314
5.75%, 01/30/28 (a)	316	318
Energy Transfer LP
6.75%, (callable at 100 beginning 05/15/25) (b)	2,789	2,149
7.13%, (callable at 100 beginning 05/15/30) (b)	3,223	2,543
4.25%, 03/15/23	3,982	4,144
5.25%, 04/15/29	1,400	1,506
3.75%, 05/15/30	3,315	3,213
5.80%, 06/15/38	2,107	2,075
6.13%, 12/15/45	500	501
6.25%, 04/15/49	1,151	1,187
Enlink Midstream, LLC
4.15%, 06/01/25	1,558	1,340
Enterprise Products Operating LLC
3.13%, 07/31/29	6,694	7,287
4.20%, 01/31/50	2,476	2,623
EQM Midstream Partners, LP
4.13%, 12/01/26	2,520	2,389
Everest Acquisition, LLC
0.00%, 05/15/26 (a) (g) (h)	825	172
Exxon Mobil Corporation
3.48%, 03/19/30	6,339	7,307
2.61%, 10/15/30 (c)	1,200	1,296
Gray Oak Pipeline, LLC
2.00%, 09/15/23 (a)	4,121	4,141
HollyFrontier Corporation
2.63%, 10/01/23 (i)	1,131	1,134
Marathon Petroleum Corporation
4.50%, 05/01/23	3,590	3,875
MPLX LP
4.00%, 03/15/28	3,515	3,845
5.20%, 12/01/47	1,316	1,407
Occidental Petroleum Corporation
3.50%, 08/15/29	4,086	3,135
4.30%, 08/15/39	549	381
4.40%, 08/15/49	602	424
Petroleos Mexicanos
2.29%, 02/15/24	1,141	1,171
Phillips 66
3.70%, 04/06/23	3,511	3,761
3.85%, 04/09/25	3,511	3,902
Pioneer Natural Resources Company
1.90%, 08/15/30	3,700	3,476
Rattler Midstream LP
5.63%, 07/15/25 (a)	434	437
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	376	426
5.63%, 03/01/25	241	276
4.20%, 03/15/28	8,844	9,598
4.50%, 05/15/30 (a) (c)	2,300	2,590
Targa Resource Corporation
5.50%, 03/01/30 (a)	4,450	4,425
4.88%, 02/01/31 (a)	1,747	1,694
Transocean Pontus Limited
6.13%, 08/01/25 (a)	526	469
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	1,026	821
Transocean Proteus Limited
6.25%, 12/01/24 (a)	2,410	2,151
WPX Energy, Inc.
5.88%, 06/15/28 (j)	1,698	1,774
4.50%, 01/15/30	1,491	1,469
		130,936
Health Care 5.9%
AbbVie Inc.
2.95%, 11/21/26 (a)	7,756	8,446
4.05%, 11/21/39 (a)	1,859	2,130
Amgen Inc.
2.20%, 02/21/27	3,817	4,032
2.45%, 02/21/30	2,823	2,990
3.15%, 02/21/40	4,629	4,919
Ascension Health
2.53%, 11/15/29	1,248	1,351
Bausch Health Companies Inc.
5.50%, 11/01/25 (a)	333	342
8.50%, 01/31/27 (a)	595	654
5.75%, 08/15/27 (a)	1,085	1,155
7.00%, 01/15/28 (a)	186	197
Baxter International Inc.
3.75%, 10/01/25 (a)	1,385	1,570
3.95%, 04/01/30 (a)	411	492
Bristol-Myers Squibb Company
3.40%, 07/26/29	7,626	8,852
4.13%, 06/15/39	3,717	4,698
Centene Corporation
5.25%, 04/01/25 (a)	2,340	2,432
5.38%, 08/15/26 (a)	1,422	1,499
4.25%, 12/15/27	2,482	2,597
4.63%, 12/15/29	3,303	3,559
3.38%, 02/15/30	2,288	2,374
3.00%, 10/15/30	4,825	4,922
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	1,143	1,206
Cigna Holding Company
3.40%, 03/01/27	2,845	3,192
4.38%, 10/15/28	2,000	2,370
2.40%, 03/15/30	1,647	1,704
4.80%, 08/15/38	705	873
CVS Health Corporation
4.30%, 03/25/28	2,450	2,865
4.78%, 03/25/38	4,514	5,451
5.05%, 03/25/48	2,273	2,891
HCA Inc.
5.38%, 09/01/26	2,700	2,982
Jaguar Holding Company II
4.63%, 06/15/25 (a)	481	495
5.00%, 06/15/28 (a)	481	502
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)	482	491
Mylan Inc
5.20%, 04/15/48	764	945
Mylan N.V.
3.95%, 06/15/26	600	674
Providence St. Joseph Health
2.53%, 10/01/29	1,545	1,642
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	2,890	2,820
Royalty Pharma PLC
1.75%, 09/02/27 (a)	2,285	2,286
3.30%, 09/02/40 (a)	2,881	2,837
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	3,500	3,545
Universal Health Services, Inc.
2.65%, 10/15/30 (a)	1,627	1,609
Upjohn Inc.
2.30%, 06/22/27 (a)	839	865
3.85%, 06/22/40 (a)	3,657	3,950
4.00%, 06/22/50 (a)	2,650	2,815
		108,221
Communication Services 4.7%
AT&T Inc.
5.25%, 03/01/37	2,539	3,182
4.90%, 08/15/37	598	722
4.30%, 12/15/42	3,055	3,440
3.10%, 02/01/43	4,012	3,916
Booking Holdings Inc.
4.10%, 04/13/25	3,403	3,833
4.63%, 04/13/30	5,710	6,838
CCO Holdings, LLC
4.75%, 03/01/30 (a)	3,335	3,531

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Charter Communications Operating, LLC
4.91%, 07/23/25	3,890	4,487
4.20%, 03/15/28	1,000	1,135
5.38%, 04/01/38	1,820	2,195
6.83%, 10/23/55	1,230	1,685
Comcast Corporation
2.35%, 01/15/27	7,285	7,821
4.60%, 10/15/38	1,550	1,974
3.75%, 04/01/40	971	1,134
3.40%, 07/15/46	1,950	2,151
CSC Holdings, LLC
6.50%, 02/01/29 (a)	2,291	2,554
Hughes Satellite Systems Corporation
5.25%, 08/01/26	1,675	1,776
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)	1,715	1,850
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (b)	1,359	1,364
Sirius XM Radio Inc.
5.50%, 07/01/29 (a)	1,000	1,075
Sprint Spectrum Co LLC
3.36%, 09/20/21 (a)	697	704
TEGNA Inc.
4.75%, 03/15/26 (a)	1,127	1,153
5.00%, 09/15/29 (a)	1,598	1,576
The Walt Disney Company
2.65%, 01/13/31	4,778	5,155
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	1,805	1,980
1.50%, 02/15/26 (a)	3,794	3,809
Verizon Communications Inc.
4.33%, 09/21/28	4,000	4,836
3.15%, 03/22/30	2,477	2,795
Vodafone Group Public Limited Company
5.00%, 05/30/38	4,290	5,338
VTR Comunicaciones SpA
5.13%, 01/15/28 (a)	1,583	1,631
VTR Finance B.V.
6.38%, 07/15/28 (a)	774	812
		86,452
Consumer Staples 4.5%
Altria Group, Inc.
2.35%, 05/06/25	2,413	2,546
4.80%, 02/14/29	1,525	1,804
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	2,804	3,140
4.90%, 02/01/46	4,863	5,958
Archer-Daniels-Midland Company
3.25%, 03/27/30	1,959	2,238
BAT Capital Corp.
2.26%, 03/25/28	4,103	4,117
4.91%, 04/02/30	6,187	7,273
2.73%, 03/25/31	1,950	1,936
4.39%, 08/15/37	2,096	2,262
Cargill, Incorporated
2.13%, 04/23/30 (a)	948	992
Energizer Holdings, Inc.
6.38%, 07/15/26 (a)	1,295	1,392
JBS Investments II GmbH
7.00%, 01/15/26 (a)	1,793	1,914
5.75%, 01/15/28 (a)	1,250	1,309
JBS USA Finance, Inc.
6.75%, 02/15/28 (a)	1,500	1,635
JBS USA Food Company
5.88%, 07/15/24 (a)	180	184
6.50%, 04/15/29 (a)	2,809	3,119
Kraft Heinz Foods Company
3.88%, 05/15/27 (a)	1,500	1,588
4.25%, 03/01/31 (a)	1,944	2,123
4.63%, 10/01/39 (a)	561	591
Mars, Incorporated
0.88%, 07/16/26 (a)	1,805	1,792
3.74%, 10/11/27 (e)	1,200	1,401
2.38%, 07/16/40 (a)	1,820	1,808
3.95%, 04/01/49 (a)	3,430	4,144
PepsiCo, Inc.
3.38%, 07/29/49	3,475	3,995
Reynolds American Inc.
5.70%, 08/15/35	1,275	1,578
7.00%, 08/04/41	1,012	1,324
Safeway Inc.
3.50%, 02/15/23 (a)	2,314	2,342
Sysco Corporation
5.65%, 04/01/25 (i)	1,301	1,537
5.95%, 04/01/30 (i)	924	1,166
Walmart Inc.
2.85%, 07/08/24	4,845	5,256
3.25%, 07/08/29	8,899	10,358
		82,822
Utilities 3.8%
Ameren Illinois Company
4.50%, 03/15/49	2,565	3,412
Commonwealth Edison Company
3.75%, 08/15/47	3,199	3,802
Consolidated Edison Company of New York, Inc.
3.95%, 04/01/50	2,293	2,773
DPL Inc.
4.13%, 07/01/25 (a)	2,344	2,454
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (a)	1,984	1,992
Edison International
4.95%, 04/15/25	2,864	3,133
Enel S.p.A
8.75%, 09/24/73 (a) (d)	1,472	1,719
Exelon Corporation
5.10%, 06/15/45	1,906	2,471
Florida Power & Light Company
0.64%, (3M USD LIBOR + 0.38%), 07/28/23 (d)	2,985	2,987
National Rural Utilities Cooperative Finance Corporation
4.75%, 04/30/43 (d)	1,071	1,095
Nevada Power Company
3.70%, 05/01/29	4,256	4,988
NextEra Energy Capital Holdings, Inc.
2.75%, 05/01/25	2,840	3,068
Oncor Electric Delivery Company LLC
2.95%, 04/01/25	2,490	2,715
Pacific Gas And Electric Company
2.10%, 08/01/27 (j)	1,305	1,264
2.50%, 02/01/31	5,907	5,596
3.30%, 08/01/40	2,452	2,247
San Diego Gas & Electric Company
1.70%, 10/01/30	5,462	5,431
Southern California Edison Company
4.13%, 03/01/48	1,251	1,362
3.65%, 02/01/50	2,327	2,401
The AES Corporation
3.30%, 07/15/25 (a)	3,790	4,036
The Narragansett Electric Company
3.40%, 04/09/30 (a)	1,014	1,156
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	1,718	1,830
3.70%, 01/30/27 (a)	6,220	6,534
		68,466
Consumer Discretionary 3.5%
Adient US LLC
9.00%, 04/15/25 (a)	1,006	1,114
Amazon.com, Inc.
2.50%, 06/03/50	1,710	1,744
Carnival Corporation
11.50%, 04/01/23 (a)	3,313	3,712
Cedar Fair, L.P.
5.50%, 05/01/25 (a)	2,235	2,291
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/25 (a)	311	319
4.75%, 10/20/28 (a)	542	562
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	3,575	3,922

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	1,872	1,967
Ford Motor Company
8.50%, 04/21/23	902	983
9.00%, 04/22/25	908	1,040
General Motors Company
6.13%, 10/01/25	1,496	1,737
6.80%, 10/01/27	1,088	1,323
GLP Financing, LLC
5.75%, 06/01/28	343	390
5.30%, 01/15/29	2,975	3,310
Hanesbrands Inc.
5.38%, 05/15/25 (a)	3,716	3,935
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (a)	898	933
5.75%, 05/01/28 (a)	898	946
Hyatt Hotels Corporation
5.38%, 04/23/25 (i)	1,203	1,302
Hyundai Capital America
1.80%, 10/15/25 (a)	2,140	2,126
M.D.C. Holdings, Inc.
6.00%, 01/15/43	299	363
Macy's, Inc.
8.38%, 06/15/25 (a)	1,914	1,978
Marriott International, Inc.
5.75%, 05/01/25 (i)	3,105	3,458
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	1,011	1,053
Newell Brands Inc.
4.88%, 06/01/25	1,308	1,410
NIKE, Inc.
3.25%, 03/27/40	2,068	2,357
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (a)	1,826	1,850
4.35%, 09/17/27 (a)	3,585	3,599
Northwestern University
2.64%, 12/01/50	1,088	1,127
NVR, Inc.
3.00%, 05/15/30	4,403	4,751
Ross Stores, Inc.
4.60%, 04/15/25	4,697	5,401
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (a)	646	750
The Home Depot, Inc.
3.35%, 04/15/50	2,047	2,358
		64,111
Materials 2.9%
Anglo American Capital PLC
3.63%, 09/11/24 (a)	1,250	1,341
5.38%, 04/01/25 (a)	5,168	5,944
4.88%, 05/14/25 (a)	3,235	3,667
4.75%, 04/10/27 (a)	4,431	5,080
5.63%, 04/01/30 (a)	2,200	2,695
2.63%, 09/10/30 (a)	1,462	1,455
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (a)	2,564	2,601
5.20%, 09/17/30 (a)	2,186	2,197
CF Industries, Inc.
4.50%, 12/01/26 (a)	7,990	9,314
DuPont de Nemours, Inc.
2.17%, 05/01/23	4,080	4,115
Ecolab Inc.
4.80%, 03/24/30	1,053	1,339
FMG Resources (August 2006) Pty Ltd
4.75%, 05/15/22 (a)	191	196
Freeport-McMoRan Inc.
5.00%, 09/01/27	1,345	1,406
5.40%, 11/14/34	900	995
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	4,880	4,852
Nutrition & Biosciences, Inc.
1.83%, 10/15/27 (a)	2,635	2,646
Samarco Mineracao S/A
0.00%, 11/01/22 - 09/26/24 (a) (g) (h)	685	366
Teck Resources Limited
3.90%, 07/15/30 (a)	2,823	2,954
		53,163
Industrials 2.1%
Aircastle Limited
5.25%, 08/11/25 (a)	3,345	3,278
Ashtead Capital, Inc.
5.25%, 08/01/26 (a)	3,101	3,279
4.25%, 11/01/29 (a)	1,698	1,779
General Dynamics Corporation
4.25%, 04/01/40	2,715	3,410
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (b)	10,410	8,224
3.45%, 05/01/27	855	904
3.63%, 05/01/30	1,969	2,041
Hillenbrand, Inc.
5.00%, 09/15/26 (i)	439	475
Howmet Aerospace Inc.
6.88%, 05/01/25	949	1,048
Lennox International Inc.
1.35%, 08/01/25	384	386
Lockheed Martin Corporation
2.80%, 06/15/50	931	971
Moog Inc.
4.25%, 12/15/27 (a)	1,047	1,071
Northrop Grumman Corporation
4.40%, 05/01/30	1,297	1,599
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	4,275	4,290
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (a)	1,717	1,655
Roper Technologies, Inc.
1.00%, 09/15/25	1,487	1,491
United Rentals (North America), Inc.
3.88%, 11/15/27	1,283	1,320
		37,221
Information Technology 1.0%
Broadcom Inc.
4.25%, 04/15/26	4,490	5,058
3.88%, 01/15/27	1,510	1,671
Dell International L.L.C.
5.85%, 07/15/25 (a)	257	300
4.90%, 10/01/26 (a) (i)	1,640	1,849
Equifax Inc.
2.60%, 12/01/24 - 12/15/25	2,568	2,743
Hewlett Packard Enterprise Company
4.45%, 10/02/23	3,541	3,892
Microsoft Corporation
3.95%, 08/08/56	2,226	2,913
2.68%, 06/01/60	429	448
		18,874
Real Estate 0.5%
Boston Properties Limited Partnership
2.90%, 03/15/30	3,572	3,726
Highwoods Realty Limited Partnership
2.60%, 02/01/31	1,121	1,113
Simon Property Group, L.P.
2.45%, 09/13/29	2,604	2,577
VICI Properties Inc.
4.25%, 12/01/26 (a)	1,825	1,834
		9,250
Commercial Paper 0.1%
Glencore Funding LLC
2.50%, 09/01/30 (a)	1,250	1,214
Total Corporate Bonds And Notes (cost $899,886)		947,567
GOVERNMENT AND AGENCY OBLIGATIONS 37.8%
Mortgage-Backed Securities 26.3%
Federal Home Loan Mortgage Corporation
2.00%, 02/01/35 - 06/01/35	4,930	5,130
5.00%, 02/01/38 - 11/01/41	1,478	1,698
3.00%, 07/01/32 - 12/01/49	53,314	56,214
3.50%, 04/01/42 - 08/01/49	19,911	21,122
4.00%, 10/01/45 - 06/01/48	11,738	12,631

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
4.50%, 03/01/42 - 11/01/48	2,368	2,629
2.50%, 08/01/31 - 07/01/50	8,618	9,052
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 05/01/50	38,680	40,591
3.00%, 04/01/31 - 11/01/46	3,373	3,545
TBA, 2.00%, 10/15/31 - 11/15/50 (k)	14,910	15,440
2.00%, 03/01/35 - 07/01/35	5,288	5,500
4.50%, 08/01/40 - 07/01/49	16,129	17,653
5.00%, 06/01/35 - 05/01/42	1,536	1,758
3.00%, 09/01/32 - 07/01/50	40,624	42,931
3.50%, 01/01/46 - 05/01/46	2,002	2,145
4.50%, 08/01/46	1,789	1,975
TBA, 3.00%, 10/15/47 - 11/01/49 (k)	7,756	8,122
TBA, 2.50%, 10/15/32 - 09/01/50 (k)	25,188	26,378
3.50%, 11/01/42 - 11/01/49	45,682	48,709
4.00%, 10/01/44 - 09/01/49	40,379	43,336
Government National Mortgage Association
TBA, 2.00%, 01/25/39 (k)	15,690	16,303
5.00%, 08/20/41	410	467
4.00%, 05/20/44 - 03/20/49	5,721	6,186
3.00%, 07/20/45 - 08/20/50	19,460	20,421
3.50%, 08/20/46	2,466	2,648
3.00%, 10/20/46 - 12/20/46	3,483	3,663
TBA, 3.00%, 10/15/47 (k)	6,035	6,319
4.50%, 12/20/48 - 02/20/49	5,707	6,152
3.50%, 06/20/43 - 01/20/50	32,345	34,340
2.50%, 10/15/44 - 09/20/50 (k)	16,760	17,608
		480,666
U.S. Treasury Note 6.6%
Treasury, United States Department of
1.50%, 10/31/24 - 08/15/26	36,891	39,008
1.38%, 01/31/25	14,600	15,314
2.13%, 05/15/25	3,321	3,605
0.25%, 07/31/25	5,000	4,995
2.88%, 07/31/25 - 08/15/28	8,986	10,426
2.25%, 11/15/25	33,031	36,303
1.88%, 06/30/26	4,480	4,867
0.63%, 03/31/27	5,250	5,317
		119,835
U.S. Treasury Bond 3.8%
Treasury, United States Department of
3.75%, 08/15/41	7,348	10,784
3.13%, 11/15/41	11,725	15,840
2.50%, 02/15/45 - 02/15/46	22,668	27,943
3.00%, 02/15/48	10,935	14,856
		69,423
Sovereign 0.4%
Abu Dhabi, Government of
3.13%, 04/16/30 - 09/30/49 (a)	3,589	3,929
Government of the Republic of Panama
3.87%, 07/23/60	2,711	3,103
		7,032
U.S. Government Agency Obligations 0.4%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (l)	7,104	6,981
Municipal 0.3%
Dormitory Authority State of New York
3.19%, 02/15/43	3,055	3,326
The Port Authority of New York and New Jersey
1.09%, 07/01/23	2,195	2,226
		5,552
Total Government And Agency Obligations (cost $660,399)		689,489
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.8%
Air Canada 2020-2 Class A Pass Through Trust
Series 2020-A-2, 5.25%, 04/01/29	858	879
Alaska Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27	2,500	2,612
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	4,481	4,212
American Tower Trust #1
Series 2013-A-2, 3.07%, 03/15/23	6,596	6,741
AmeriCredit Automobile Receivables Trust
Series 2018-A3-1, 3.07%, 01/19/21	3,656	3,685
Series 2019-A2A-1, 2.93%, 02/18/21	410	411
Series 2019-A3-3, 2.06%, 05/18/22	4,210	4,298
AmeriCredit Automobile Receivables Trust 2019-1
Series 2019-A3-1, 2.97%, 11/20/23	1,933	1,970
Ascentium Equipment Receivables Trust
Series 2017-A3-1A, 2.29%, 06/10/21	466	466
Series 2017-A3-2A, 2.31%, 12/10/21	932	938
Bank 2017-BNK5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,533
Bank Of The West Auto Trust
Series 2017-A3-1, 2.11%, 01/15/23	1,085	1,087
Capital One Prime Auto Receivables Trust
Series 2020-A2-1, 1.64%, 06/15/23	10,629	10,646
CarMax Auto Owner Trust
Series 2017-A3-3, 1.97%, 04/15/22	496	498
Carmax Auto Owner Trust 2019-2
Series 2019-A3-2, 2.68%, 12/15/22	4,245	4,361
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21	345	346
Series 2019-A2-2, 2.11%, 03/14/23	4,083	4,135
Chesapeake Funding II LLC
Series 2019-A1-1A, 2.94%, 05/15/22	2,520	2,585
CIG Auto Receivables Trust
Series 2019-A-1A, 3.33%, 08/15/24	1,007	1,018
Citigroup Commercial Mortgage Trust
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	9,075	10,251
COMM Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	1,584	1,730
Series 2015-A4-CR27, REMIC, 3.61%, 09/12/25	1,825	2,033
CSMC Trust
Series 2017-A3-HL2, 3.50%, 09/25/24 (d)	753	760
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (d)	2,199	2,261
Dell Equipment Finance Trust 2020-2
Series 2020-A2-2, 0.47%, 10/24/22	1,329	1,329
Discover Card Execution Note Trust
Series 2019-A-A2, 0.42%, (1M USD LIBOR + 0.27%), 06/15/21 (d)	2,500	2,504
DLL LLC
Series 2018-A3-ST2, 3.46%, 04/20/21	1,689	1,703
Series 2019-A2-MT3, 2.13%, 01/20/22	3,110	3,126
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22	719	731
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21	623	627
Series 2018-A-3A, 3.35%, 08/15/22	112	112
GM Financial Automobile Leasing Trust 2020-3
Series 2020-A2A-3, 0.35%, 02/20/22	3,321	3,321
GreatAmerica Financial Services Corporation
Series 2018-A3-1, 2.60%, 06/15/21	218	218
Series 2019-A2-1, 2.97%, 06/15/21	592	593
Series 2018-A4-1, 2.83%, 06/17/24	865	880
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	955	975
Honda Auto Receivables Owner Trust
Series 2019-A3-3, 1.78%, 09/15/22	3,250	3,308
HPEFS Equipment Trust
Series 2019-A2-1A, 2.19%, 09/20/29	4,916	4,944
Series 2019-A3-1A, 2.21%, 09/20/29	1,206	1,225
Hudson Yards Mortgage Trust
Series 2019-A-30HY, 3.23%, 07/12/29	4,130	4,633
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 3.00%, 01/25/29 (d)	1,502	1,528
J.P. Morgan Mortgage Trust
Series 2014-A1-5, REMIC, 2.95%, 10/25/26 (d)	821	829
Series 2017-A6-6, REMIC, 3.00%, 03/25/25 (d)	866	874
John Deere Owner Trust
Series 2019-A2-B, 2.28%, 04/15/21	1,317	1,323

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	6,233	6,466
Mercedes-Benz Auto Lease Trust 2020-B
Series 2020-A3-B, 0.40%, 11/15/23	1,456	1,456
MVW Owner Trust
Series 2019-A-1A, 2.89%, 03/20/27	3,004	3,088
Series 2017-A-1A, 2.42%, 12/20/34	866	883
Nissan Auto Receivables 2008-B Owner Trust
Series 2019-A3-B, 2.50%, 11/15/23	6,820	6,989
Prestige Auto Receivables Trust
Series 2019-A2-1A, 2.44%, 12/15/20	467	467
PSMC Trust
Series 2018-A1-3, REMIC, 4.00%, 02/25/41	434	443
Sequoia Mortgage Trust
Series 2019-A4-1, REMIC, 4.00%, 02/25/26	37	37
Toyota Auto Receivables Owner Trust
Series 2018-A3-B, 2.96%, 07/15/21	2,577	2,608
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	1,354	1,299
Series 2012-A-2, 4.00%, 10/29/24	1,199	1,133
Verizon Owner Trust
Series 2017-A1A-3A, 2.06%, 04/20/22	653	654
Verizon Owner Trust 2020-B
Series 2020-A-B, 0.47%, 02/20/25	4,629	4,633
Volvo Financial Equipment LLC
Series 2019-A2-1A, 2.90%, 10/15/20	530	531
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 06/17/27 (d)	1,371	1,418
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42	3,325	3,404
Westlake Automobile Receivables Trust
Series 2019-A2A-1A, 3.06%, 10/15/20	875	875
World Omni Select Auto Trust 2020-A
Series 2020-A2-A, 0.47%, 08/15/22	575	574
Total Non-U.S. Government Agency Asset-Backed Securities (cost $140,068)		142,197
SENIOR FLOATING RATE INSTRUMENTS 1.2%
Consumer Discretionary 0.4%
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.65%, (1M USD LIBOR + 4.50%), 06/19/25 (d)	1,605	1,551
2020 Term Loan B1, 4.77%, (3M USD LIBOR + 4.50%), 06/19/25 (d)	803	776
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 1.90%, (1M USD LIBOR + 1.75%), 08/29/25 (d)	3,162	3,016
PCI Gaming Authority
Term Loan, 2.65%, (1M USD LIBOR + 2.50%), 05/15/26 (d)	2,977	2,887
		8,230
Communication Services 0.4%
CenturyLink, Inc.
2020 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 03/15/27 (d)	2,184	2,094
CSC Holdings, LLC
2017 Term Loan B1, 2.40%, (1M USD LIBOR + 2.25%), 07/15/25 (d)	724	699
Diamond Sports Group, LLC
Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 08/24/26 (d)	782	604
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.91%, (1M USD LIBOR + 2.75%), 07/15/26 (d)	1,740	1,700
T-Mobile USA, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 04/01/27 (d)	2,500	2,496
		7,593
Consumer Staples 0.1%
JBS USA Lux S.A.
2019 Term Loan B, 2.15%, (1M USD LIBOR + 2.00%), 04/27/26 (d)	2,105	2,045
Financials 0.1%
UFC Holdings, LLC
2019 Term Loan, 4.25%, (6M USD LIBOR + 3.25%), 04/25/26 (d)	1,440	1,413
Industrials 0.1%
Genesee & Wyoming Inc.
Term Loan, 2.22%, (3M USD LIBOR + 2.00%), 10/29/26 (d)	1,174	1,154
Materials 0.1%
BWAY Holding Company
2017 Term Loan B, 3.52%, (3M USD LIBOR + 3.25%), 04/03/24 (d)	1,064	997
Energy 0.0%
Traverse Midstream Partners LLC
2017 Term Loan, 5.00%, (1M USD LIBOR + 4.00%), 09/22/24 (d)	806	738
Utilities 0.0%
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.90%, (1M USD LIBOR + 1.75%), 12/11/25 (d)	242	238
Total Senior Floating Rate Instruments (cost $23,175)		22,408
SHORT TERM INVESTMENTS 6.3%
Investment Companies 6.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (m) (n)	113,609	113,609
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (m) (n)	1,353	1,353
Total Short Term Investments (cost $114,962)		114,962
Total Investments 105.0% (cost $1,838,490)		1,916,623
Other Derivative Instruments (0.0)%		(345)
Other Assets and Liabilities, Net (5.0)%		(91,010)
Total Net Assets 100.0%		1,825,268

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $301,854 and 16.5% of the Fund.

(b) Perpetual security. Next contractual call date presented, if applicable.

(c) Convertible security.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Non-income producing security.

(h) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(j) All or a portion of the security was on loan as of September 30, 2020.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2020, the total payable for investments purchased on a delayed delivery basis was $90,124.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

(l) The security is a direct debt of the agency and not collateralized by mortgages.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/PPM America Total Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nordic Aviation Capital, 6.83%, 03/14/25	10/01/19	3,193	2,497	0.1

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	558	December 2020	77,609	(139)	249
United States 2 Year Note	332	January 2021	73,314	(3)	45
United States 5 Year Note	1,171	January 2021	147,389	(111)	194
United States Long Bond	353	December 2020	62,174	(331)	54
United States Ultra Bond	84	December 2020	18,640	(168)	(8)
				(752)	534
Short Contracts
United States 10 Year Ultra Bond	(876)	December 2020	(139,533)	411	(559)

JNL/PPM America Total Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.IG.34 (Q)	1.00	06/20/25	6,000	(42)	(4)	(162)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental Asia Developed Fund
COMMON STOCKS 95.4%
Japan 70.6%
ABC-Mart Inc.	1	42
Acom Co. Ltd.	5	23
AEON Co. Ltd.	24	642
AEON Financial Service Co. Ltd.	5	44
AEON Mall Co. Ltd.	4	53
Air Water Inc. (a)	8	114
Aisin Seiki Co. Ltd.	13	405
Ajinomoto Co. Inc.	17	355
Alfresa Holdings Corp.	12	271
All Nippon Airways Co. Ltd. (a) (b)	17	389
ALPS Alpine Co. Ltd.	12	163
Amada Co. Ltd.	16	148
Aoyama Trading Co., Ltd. (a)	2	8
Aozora Bank, Ltd.	6	93
ARCS Company, Ltd	4	105
Asahi Breweries Ltd. (a)	11	383
Asahi Glass Co. Ltd.	14	395
Asahi Kasei Corp.	71	620
Asics Corp.	8	108
Astellas Pharma Inc.	42	626
Azbil Corporation	3	112
Bandai Namco Holdings Inc. (a)	4	278
Bank of Kyoto Ltd.	3	140
Benesse Holdings Inc.	3	77
Bic Camera Inc.	6	61
Bridgestone Corp.	32	1,025
Brother Industries Ltd.	11	176
Calbee,Inc.	2	63
Canon Inc.	51	850
Canon Marketing Japan Inc.	3	52
Casio Computer Co. Ltd.	6	94
Central Japan Railway Co.	5	716
China Bank Ltd. (a)	31	169
Chubu Electric Power Co. Inc.	50	613
Chugai Pharmaceutical Co. Ltd.	3	139
Chugoku Electric Power Co. Inc.	15	190
Citizen Watch Co., Ltd. (a)	25	71
Coca-Cola Bottlers Japan Holdings Inc.	7	111
COMSYS Holdings Corporation	4	111
Concordia Financial Group, Ltd. (a)	60	207
COSMOS Pharmaceutical Corporation	—	35
Credit Saison Co. Ltd.	9	90
Dai Nippon Printing Co. Ltd.	14	288
Daicel Corp.	17	123
Daido Steel Co., Ltd.	2	71
Daifuke Co. Ltd.	1	91
Dai-ichi Life Holdings, Inc.	53	748
Daiichi Sankyo Company, Ltd	16	479
Daikin Industries Ltd.	4	754
Dainippon Sumitomo Pharma Co. Ltd.	5	61
Daito Trust Construction Co. Ltd.	3	230
Daiwa House Industry Co. Ltd.	27	687
Daiwa Securities Group Inc. (a)	71	297
DCM Holdings Co., Ltd.	7	91
Dena Co., Ltd.	1	22
Denka Company Limited	4	128
Denso Corp.	23	1,015
Dentsu Inc.	8	245
DIC Corp.	6	155
Disco Corp. (a)	—	73
Dowa Holdings Co. Ltd.	3	100
East Japan Railway Co.	14	830
EBARA Corporation	5	135
Edion Corp.	10	99
Eisai Co. Ltd. (a)	4	328
Electric Power Development Co., Ltd. (a)	12	191
Exedy Corp.	3	36
Ezaki Glico Co.,Ltd.	2	72
Familymart Co., Ltd. (a)	4	84
Fanuc Ltd.	4	674
Fast Retailing Co. Ltd.	—	251
Fuji Electric Holdings Co. Ltd.	5	171
Fuji Media Holdings, Inc.	14	138
FUJIFILM Holdings Corp.	15	735
Fujikura Ltd. (a)	32	90
Fujitsu Ltd.	7	917
Fukuoka Financial Group, Inc.	9	143
Furukawa Electric Co., Ltd.	5	126
Glory Ltd.	1	16
GS Yuasa Corp.	5	83
GungHo Online Entertainment, Inc.	2	54
H2O Retailing Corporation (a)	13	83
Hakuhodo DY Holdings Incorporated	9	114
Hankyu Hanshin Holdings Inc. (a)	7	228
HANWA Co., Ltd.	5	102
Haseko Corp.	14	186
Heiwa Corporation	1	12
Heiwado Co., Ltd.	3	67
Hikari Tsushin Inc.	—	48
Hino Motors Ltd.	21	134
Hirose Electric Co. Ltd.	1	103
Hisamitsu Pharmaceutical Co. Inc.	2	77
Hitachi Capital Corporation	2	57
Hitachi Construction Machinery Co. Ltd.	4	145
Hitachi Ltd. (a)	53	1,794
Hitachi Metals Ltd.	10	155
Hitachi Transport System, Ltd.	2	54
Hokkaido Electric Power Co., Inc.	15	65
Hokuhoku Financial Group, Inc.	8	83
Hokuriku Electric Power Company	16	122
Honda Motor Co. Ltd.	123	2,904
Hoshizaki Corporation	1	72
House Foods Group Inc.	2	60
Hoya Corp.	3	384
Hulic Co. Ltd.	6	58
IBIDEN Co., Ltd. (a)	4	132
Idemitsu Kosan Co., Ltd. (a)	15	311
IHI Corp.	10	128
Iida Group Holdings Co., Ltd.	11	216
Inabata & Co., Ltd.	3	43
Inpex Corporation	72	387
Isetan Mitsukoshi Holdings Ltd. (a)	31	166
Isuzu Motors Ltd.	36	317
ITOCHU Corp. (a)	48	1,219
ITOCHU ENEX Co., Ltd.	4	41
ITOCHU Techno-Solutions Corporation	2	61
Itoham Yonekyu Holdings Inc.	10	72
Iwatani Corporation	2	86
IZUMI Co., Ltd.	2	76
J.Front Retailing Co., Ltd.	17	124
Japan Airlines Co., Ltd	23	425
Japan Display Inc. (b)	35	18
Japan Exchange Group Inc.	6	165
Japan Petroleum Exploration Co., Ltd.	3	42
Japan Post Bank Co., Ltd.	25	192
Japan Post Holdings Co., Ltd.	112	762
Japan Post Insurance Co., Ltd.	12	182
Japan Real Estate Investment Corp.	—	97
Japan Retail Fund Investment Corp.	—	102
Japan Tobacco Inc.	40	733
JFE Holdings Inc.	81	568
JGC Holding Corporation	14	141
JS Group Corp.	15	308
JSR Corp.	8	180
JTEKT Corp.	22	174
JXTG Holdings, Inc. (a)	311	1,105
Kajima Corp.	24	293
Kamigumi Co. Ltd.	5	93
Kandenko Co., Ltd. (a)	6	48
Kaneka Corp.	5	143
Kansai Electric Power Co. Inc.	49	473
Kansai Paint Co. Ltd.	4	104
Kao Corp.	7	502
Kato Sangyo Co., Ltd.	1	47
Kawasaki Heavy Industries Ltd.	13	172
Kawasaki Kisen Kaisha, Ltd. (b)	1	13

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
KDDI Corp. (a)	56	1,404
Keihan Holdings Co. Ltd.	2	79
Keihin Corporation	3	64
Keikyu Corp.	5	72
Keio Corp.	2	130
Keisei Electric Railway Co. Ltd. (a)	3	73
Kewpie Corporation	5	103
Keyence Corp.	1	419
Kikkoman Corp.	2	117
Kinden Corp.	7	116
Kintetsu Corp.	4	157
Kirin Holdings Co. Ltd.	24	448
Kmto Energy K.K.	10	146
Kobe Steel Ltd. (b)	75	283
Koito Manufacturing Co. Ltd. (a)	4	208
KOKUYO Co.,Ltd.	4	55
Komatsu Ltd.	37	807
Konami Corp. (a)	2	91
Konica Minolta Holdings Inc. (a)	58	164
Kose Corp.	—	49
K's Holdings Corporation	11	143
Kubota Corp.	36	640
Kuraray Co. Ltd.	21	202
Kurita Water Industries Ltd.	3	105
Kyocera Corp.	11	623
Kyowa Exeo Corp.	3	89
Kyowa Kirin Co., Ltd.	5	128
Kyudenko Corp.	2	46
Kyushu Electric Power Co. Inc. (a)	31	284
Kyushu Financial Group, Inc. (a)	20	96
Kyushu Railway Company	5	109
Lawson Inc.	1	67
Leopalace21 Corporation (a) (b)	22	41
Lion Corp.	4	86
Mabuchi Motor Co. Ltd.	1	50
Maeda Road Construction Co. Ltd. (a)	3	46
Makita Corp.	6	272
Marubeni Corp. (a)	132	747
Maruha Nichiro Holdings, Inc.	3	57
Marui Group Co. Ltd. (a)	1	19
Maruichi Steel Tube Ltd.	1	20
Matsumotokiyoshi Holdings Co., Ltd.	3	113
Mazda Motor Corp.	86	505
Mebuki Financial Group, Inc.	63	142
Medipal Holdings Corp.	12	230
Megmilk Snow Brand Co.,Ltd.	3	80
Meiji Holdings Co., Ltd.	4	305
Minebea Mitsumi Inc.	10	196
MISUMI Group Inc.	4	120
Mitsubishi Chemical Holdings Corporation (a)	99	572
Mitsubishi Corp. (a)	68	1,617
Mitsubishi Electric Corp.	86	1,166
Mitsubishi Estate Co. Ltd.	25	380
Mitsubishi Gas Chemical Co. Inc.	11	206
Mitsubishi Heavy Industries Ltd.	23	517
Mitsubishi Logistics Corporation. (a)	1	20
Mitsubishi Materials Corp.	11	216
Mitsubishi Motors Corp. (a)	68	149
Mitsubishi Shokuhin Co.,Ltd.	1	32
Mitsubishi UFJ Financial Group Inc. (a)	647	2,558
Mitsubishi UFJ Lease & Finance Co. Ltd.	17	77
Mitsui & Co. Ltd.	80	1,371
Mitsui Chemicals Inc.	11	264
Mitsui E&S Holdings Co., Ltd. (b)	3	12
Mitsui Fudosan Co. Ltd.	28	483
Mitsui Mining & Smelting Co Ltd	4	97
Mitsui OSK Lines Ltd. (a)	10	204
mixi, Inc.	3	86
Mizuho Financial Group Inc. (a)	127	1,591
Morinaga Milk Industry Co., Ltd.	2	105
MS&AD Insurance Group Holdings, Inc. (a)	22	590
Murata Manufacturing Co. Ltd.	12	755
Nagase & Co., Ltd.	5	75
Nagoya Railroad Co. Ltd.	5	140
NEC Corp.	10	591
NEC Electronics Corp. (b)	19	139
NEXON Co.,Ltd.	5	117
NGK Insulators Ltd.	12	172
NGK Spark Plug Co. Ltd.	9	159
NHK SPRING Co.,Ltd.	14	88
Nichirei Corporation	4	114
Nidec Corp.	5	505
Nifco Inc.	2	65
Nikon Corp. (a)	21	143
Nintendo Co. Ltd.	1	568
Nippo Corp.	3	72
Nippon Building Fund Inc.	—	96
Nippon Electric Glass Co. Ltd.	7	134
Nippon Express Co. Ltd.	5	303
Nippon Light Metal Holdings Company, Ltd.	5	81
Nippon Meat Packers Inc.	7	304
Nippon Paint Co. Ltd.	2	165
Nippon Paper Industries Co., Ltd.	11	140
Nippon Shokubai Co., Ltd.	2	90
Nippon Steel Corporation	108	1,014
Nippon Steel Trading Corporation	2	57
Nippon Suisan Kaisha, Ltd.	13	54
Nippon Telegraph & Telephone Corp.	63	1,292
Nippon Television Holdings Inc.	10	104
Nippon Yusen KK	16	284
Nishi-Nippon Financial Holdings, Inc.	3	19
Nissan Chemical Industries Ltd.	2	102
Nissan Motor Co., Ltd.	323	1,143
Nissan Shatai Co.,Ltd	3	24
Nisshin Seifun Group Inc.	8	129
Nisshinbo Holdings Inc.	13	86
Nissin Foods Holdings Co. Ltd.	1	103
Nitori Co. Ltd.	1	208
Nitto Denko Corp.	7	430
NOK Corporation	8	87
Nomura Holdings Inc.	122	553
Nomura Real Estate Holdings, Inc. (a)	5	102
Nomura Real Estate Master Fund. Inc.	—	93
Nomura Research Institute Ltd.	5	141
North Pacific Bank, Ltd.	9	19
NSK Ltd.	30	231
NTN Corporation	50	93
NTT Data Corp. (a)	17	216
NTT DoCoMo Inc. (a)	38	1,394
Obayashi Corp.	31	281
Odakyu Electric Railway Co. Ltd.	6	148
OJI Holdings Corp. (a)	55	253
Olympus Corp.	12	249
Omron Corp.	5	358
Ono Pharmaceutical Co. Ltd.	6	176
Oracle Corp. Japan	—	32
Oriental Land Co. Ltd.	1	182
ORIX Corp.	49	607
Osaka Gas Co. Ltd.	23	444
Otsuka Corp.	2	107
Otsuka Holdings Co., Ltd.	11	478
Paltac Corporation (a)	1	71
Pan Pacific International Holdings Corporation	5	123
Panasonic Corp.	119	1,010
Persol Holdings Co., Ltd.	6	91
Pola Orbis Holdings Inc.	2	38
Rakuten Inc.	13	142
Recruit Holdings Co., Ltd.	11	443
Rengo Co., Ltd.	11	86
Resona Holdings Inc. (a)	118	401
Ricoh Co. Ltd. (a)	47	316
Rinnai Corp.	1	107
Rohm Co. Ltd.	3	224
Ryohin Keikaku Co. Ltd.	7	108
San-Ai Oil Co.,Ltd.	2	21
Sankyo Co. Ltd.	2	52
Sankyu Inc.	2	83
Santen Pharmaceutical Co. Ltd.	6	131
Sanwa Holdings Corporation	8	86
SBI Holdings Inc.	6	145

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
SCSK Corporation	1	56
Secom Co. Ltd.	4	384
Sega Sammy Holdings Inc.	7	80
Seibu Holdings Inc.	7	78
Seiko Epson Corp. (a)	18	203
Seino Holdings Corp. (a)	10	145
Sekisui Chemical Co. Ltd.	19	304
Sekisui House Ltd.	26	462
Seven & I Holdings Co., Ltd.	32	992
SG Holdings Co., Ltd.	5	244
Sharp Corp.	4	55
Shikoku Electric Power Company, Incorporated	14	105
Shimadzu Corp.	5	137
Shimamura Co. Ltd.	2	175
Shimano Inc.	1	197
Shimizu Corp.	28	210
Shin-Etsu Chemical Co. Ltd.	8	979
Shinsei Bank Ltd. (a)	10	121
Shionogi & Co. Ltd. (a)	4	230
Shiseido Co. Ltd.	4	206
Shizuoka Bank Ltd. (a)	23	159
Showa Denko KK	8	148
SKY Perfect JSAT Holdings Inc.	2	10
SKYLARK Holdings Co., Ltd.	1	20
SMC Corp. (a)	1	444
Softbank Corp.	36	407
SoftBank Group Corp.	41	2,536
Sohgo Security Services Co. Ltd.	2	81
Sojitz Corp. (a)	84	191
Sompo Holdings, Inc.	14	465
Sony Corp.	18	1,375
Square Enix Holdings Co. Ltd.	2	99
Stanley Electric Co. Ltd.	6	161
Subaru Corp. NPV (a)	36	692
Sugi Holdings Co., Ltd.	1	78
SUMCO Corporation	6	83
Sumitomo Chemical Co. Ltd. (a)	125	415
Sumitomo Corp. (a)	64	772
Sumitomo Electric Industries Ltd.	60	676
Sumitomo Forestry Co. Ltd.	10	156
Sumitomo Heavy Industries Ltd. (a)	8	185
Sumitomo Metal Mining Co. Ltd. (a)	11	328
Sumitomo Mitsui Financial Group Inc.	71	1,972
Sumitomo Mitsui Trust Holdings Inc.	15	385
Sumitomo Osaka Cement Co., Ltd.	1	16
Sumitomo Realty & Development Co. Ltd.	7	218
Sumitomo Riko Company Limited	1	6
Sumitomo Rubber Industries Inc.	15	142
Sundrug Co. Ltd.	2	90
Suntory Beverage & Food Limited	4	139
Suzuken Co. Ltd.	5	172
Suzuki Motor Corp.	17	714
Sysmex Corp.	1	134
T&D Holdings Inc.	26	255
Taiheiyo Cement Corp.	8	201
Taisei Corp.	8	283
Taisho Pharmaceutical Holdings Company Ltd.	1	86
Taiyo Nippon Sanso Corp.	3	51
Takashimaya Co. Ltd.	16	124
Takeda Pharmaceutical Co. Ltd.	31	1,102
TDK Corp.	4	404
Teijin Ltd.	11	170
Terumo Corp.	7	275
The Chugoku Bank, Limited	2	21
The Gunma Bank, Ltd.	26	85
The Hachijuni Bank, Ltd.	27	105
The Hiroshima Bank Ltd. (a) (c)	17	100
The Iyo Bank, Ltd.	15	97
THK Co. Ltd.	4	95
TIS Inc.	5	114
Tobu Railway Co. Ltd.	5	151
Toda Corp.	12	82
Toho Co. Ltd.	2	87
Toho Gas Co. Ltd. (a)	3	169
Toho Holdings Co. Ltd.	4	82
Tohoku Electric Power Co. Inc.	38	383
Tokairika Co., Ltd. (a)	5	70
Tokio Marine Holdings Inc. (a)	20	882
Tokyo Broadcasting System Holdings,Inc.	6	96
Tokyo Century Corp.	1	54
Tokyo Electric Power Co. Holdings Inc. (b)	216	594
Tokyo Electron Ltd. (a)	2	522
Tokyo Gas Co. Ltd.	24	555
Tokyo Tatemono Co. Ltd.	6	77
Tokyu Corp.	17	220
Tokyu Fudosan Holdings Corporation	27	117
Toppan Forms Co., Ltd.	1	10
Toppan Printing Co. Ltd.	19	273
Toray Industries Inc.	89	407
Toshiba Corp.	16	404
Tosoh Corp.	17	276
TOTO Ltd. (a)	4	184
Toyo Ink SC. Holdings Co., Ltd.	3	50
Toyo Seikan Group Holdings Ltd.	13	130
Toyo Suisan Kaisha Ltd.	2	127
Toyo Tire Corporation (a)	5	81
Toyoda Gosei Co. Ltd.	5	110
Toyota Boshoku Corporation	5	68
Toyota Industries Corp.	7	411
Toyota Motor Corp. (a)	91	6,033
Toyota Tsusho Corp.	17	482
Trend Micro Inc.	2	104
TS Tech Co.,Ltd.	4	104
TSURUHA Holdings ,Inc.	1	128
TV Asahi Holdings Corp.	3	49
UACJ Corporation	1	13
Ube Industries Ltd.	8	142
Unicharm Corp.	4	179
Unipres Corp.	5	40
United Super Markets Holdings Inc. (a)	5	63
Wacoal Holdings Corp.	1	15
Welcia Holdings Co.,Ltd.	1	61
West Japan Railway Co.	7	325
Yahoo! Japan Corp.	51	338
Yakult Honsha Co. Ltd.	2	105
Yamada Denki Co. Ltd.	50	248
Yamaguchi Financial Group,Inc.	13	86
Yamaha Corp. (a)	3	158
Yamaha Motor Co. Ltd.	20	283
Yamato Holdings Co. Ltd.	15	387
Yamazaki Baking Co. Ltd.	7	122
Yaskawa Electric Corp.	4	141
Yokogawa Electric Corp. (a)	8	119
Yokohama Rubber Co. Ltd.	8	114
Zeon Corporation	7	69
		120,592
Australia 14.6%
AGL Energy Limited	31	303
AMP Ltd.	294	278
Ampol Limited	19	326
APA Group	22	166
Aristocrat Leisure Ltd.	3	66
ASX Ltd.	2	101
Aurizon Holdings Limited	75	230
AusNet Services Holdings Pty Ltd	55	74
Australia & New Zealand Banking Group Ltd.	131	1,618
Bank of Queensland Ltd. (a)	25	102
Bendigo and Adelaide Bank Ltd.	27	117
BHP Group PLC	95	2,423
BlueScope Steel Ltd.	29	262
Boral Ltd.	63	207
Brambles Limited	31	235
Challenger Financial Services Group Ltd.	5	13
CIMIC Group Limited	4	57
Coca-Cola Amatil Ltd.	15	101
Coles Group Limited	24	289
Commonwealth Bank of Australia	52	2,377
Computershare Ltd.	9	79
Crown Resorts Limited	19	120

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
CSL Ltd.	3	525
DEXUS Funds Management Limited	24	152
Downer EDI Ltd.	40	128
Flight Centre Ltd.	1	8
Fortescue Metals Group Ltd.	41	482
Goodman Funding Pty Ltd	17	225
GPT Group	47	131
GrainCorp Limited - Class A (b)	5	14
Harvey Norman Holdings Ltd. (a)	21	70
Incitec Pivot Ltd.	90	131
Insurance Australia Group Ltd.	79	248
LendLease Corp. Ltd.	28	224
Macquarie Group Limited	7	607
Medibank Private Limited	87	157
Metcash Limited	81	160
Mirvac Group	116	182
National Australia Bank Ltd.	125	1,606
Newcrest Mining Ltd.	11	236
Oil Search Ltd.	45	85
Orica Ltd.	12	130
Origin Energy Ltd.	78	241
Qantas Airways Ltd.	31	91
QBE Insurance Group Ltd.	49	303
Ramsay Health Care Ltd.	2	110
Rio Tinto Ltd.	13	912
Santos Ltd.	39	137
Scentre Group Limited	215	343
Seven Group Holdings Limited (a)	1	13
SIMS Limited	19	104
Sonic Health Care Ltd.	9	214
South32 Limited	204	301
Stockland	90	244
Suncorp Group Ltd.	72	432
Sydney Airport Corporation Limited	10	44
Tabcorp Holdings Ltd.	58	141
Telstra Corp. Ltd.	244	491
The Star Entertainment Group Limited	45	101
Transurban Group	22	227
Treasury Wine Estates Limited	14	87
Tuas Limited (b)	4	2
United Malt Group Limited (b)	6	19
Vicinity Centres RE Ltd	123	122
Viva Energy Australia Group Pty Ltd	96	111
Wesfarmers Ltd.	40	1,284
Westpac Banking Corporation	164	1,990
Woodside Petroleum Ltd.	42	526
Woolworths Group Ltd.	43	1,137
WorleyParsons Ltd.	11	76
		24,848
Hong Kong 6.7%
AIA Group Limited	134	1,328
ASM Pacific Technology Ltd.	7	68
Bank of East Asia Ltd.	38	70
Budweiser Brewing Company APAC Limited	10	31
Cathay Pacific Airways Limited (a)	53	37
Champion Real Estate Investment Trust	85	42
Charoen Pokphand Foods Public Company Limited	30	3
China Gas Holdings Ltd.	21	61
Chinese Estates Holdings Limited	6	3
Chow Sang Sang Holdings International Limited	12	13
Chow Tai Fook Jewellery Group Limited	47	62
CK Asset Holdings Limited	104	513
CK Hutchison Holdings Limited	155	942
CK Infrastructure Holdings Limited	10	47
CLP Holdings Ltd.	51	480
Dah Sing Financial Holdings Limited	3	8
Dairy Farm International Holdings Ltd.	10	38
First Pacific Company Limited	122	33
Galaxy Entertainment Group Ltd.	29	196
GCL-Poly Energy Holdings Limited (a) (b)	2,390	102
Genting Hong Kong Limited (b)	24	1
Great Eagle Holdings Limited	7	16
Haier Electronics Group Co., Ltd.	37	135
Haitong International Securities Group Limited (a)	35	8
Hang Lung Group Ltd.	45	103
Hang Lung Properties Ltd.	73	186
Hang Seng Bank Ltd.	17	254
Henderson Land Development Co. Ltd.	53	197
HK Electric Investments Limited	60	62
HKT Trust	98	130
Hong Kong & China Gas Co. Ltd.	122	176
Hong Kong Exchanges & Clearing Ltd.	6	269
Hongkong Land Holdings Ltd.	68	253
Hutchison Telecommunications Hong Kong Holdings Limited	28	4
Hysan Development Co. Ltd.	30	90
Jardine Matheson Holdings Ltd.	9	338
Johnson Electric Holdings Limited	22	48
K. Wah International Holdings Ltd.	62	30
Kerry Logistics Network Limited	23	42
Kerry Properties Ltd.	47	121
Kingboard Chemical Holdings Ltd.	47	156
Kingboard Laminates Holdings Limited	42	59
Link Real Estate Investment Trust	51	414
Luk Fook Holdings International Ltd.	19	46
Melco International Development Limited	14	25
Melco Resorts & Entertainment Ltd. - ADR	10	173
MGM China Holdings Limited (a)	19	24
MTR Corp.	43	216
New World Development Company Limited	81	394
Nine Dragons Paper (Holdings) Limited	75	95
NWS Holdings Ltd.	86	66
Pacific Century Premium Developments Limited (b)	21	5
PCCW Ltd.	193	115
Power Assets Holdings Ltd.	18	95
Shangri-La Asia Ltd.	76	63
Shimao Property Holdings Limited	34	144
Sino Biopharmaceutical Limted	50	55
Sino Land Co.	142	166
SJM Holdings Limited	73	87
Sun Hung Kai Properties Ltd.	63	815
Swire Pacific Ltd. - Class A	59	288
Swire Properties Limited	46	121
Techtronic Industries Company Limited	16	206
VTech Holdings Ltd.	8	52
WH Group Limited	393	322
Wharf Holdings Ltd.	98	196
Wharf Real Estate Investment Company Limited	53	217
Xinyi Glass Holdings Limited	46	93
Yue Yuen Industrial Holdings Ltd.	70	115
		11,363
Singapore 2.6%
Ascendas REIT	47	112
CapitaLand Commercial Trust	47	57
CapitaLand Ltd.	82	163
CapitaMall Trust	50	72
China Aviation Oil (Singapore) Corporation Ltd	15	10
City Developments Ltd.	20	111
ComfortDelgro Corp. Ltd.	109	113
DBS Group Holdings Ltd.	48	703
Genting Singapore Limited	165	82
Golden Agri-Resources Ltd.	555	58
Hutchison Port Holdings Trust	216	36
Jardine Cycle & Carriage Ltd.	3	34
Keppel Corporation Limited	66	214
Olam International Limited	15	14
Oversea-Chinese Banking Corporation Limited	103	642
Sembcorp Industries Ltd	76	75
SembCorp Marine Ltd. (b)	409	44
Singapore Airlines Ltd.	67	173
Singapore Press Holdings Ltd. (a)	97	74
Singapore Technologies Engineering Ltd.	30	75
Singapore Telecommunications Limited	293	457
StarHub Ltd	33	29
United Overseas Bank Ltd.	42	583
UOL Group Ltd.	19	90
Venture Corp. Ltd.	8	117
Wilmar International Limited	89	288

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Yanlord Land Group Limited	47	39
		4,465
New Zealand 0.4%
Air New Zealand Limited (a)	47	43
Auckland International Airport Limited	8	39
Contact Energy Limited (a)	28	123
Fletcher Building Ltd.	71	180
Mercury NZ Limited	16	55
Meridian Energy Limited	28	94
Spark New Zealand Ltd.	54	170
Vector Limited	1	4
		708
China 0.2%
China South City Holdings Limited	306	28
Geely Automobile Holdings Ltd.	21	42
Hopson Development Holdings Limited	32	76
Lee & Man Paper Manufacturing Ltd.	67	49
Skyworth Group Limited (a) (b)	288	83
Sun Art Retail Group Limited	45	50
		328
Macau 0.2%
Sands China Ltd.	51	199
Wynn Macau, Limited (b)	30	49
		248
United States of America 0.1%
Jardine Strategic Holdings Ltd.	7	143
Samsonite International S.A. (b)	72	74
		217
Russian Federation 0.0%
United Company RUSAL PLC (b)	90	35
Taiwan 0.0%
Foxconn Interconnect Technology Limited (a) (b)	62	24
Total Common Stocks (cost $180,359)		162,828
INVESTMENT COMPANIES 2.7%
United States of America 2.7%
Vanguard MSCI Pacific ETF (a)	68	4,596
Total Investment Companies (cost $4,625)		4,596
SHORT TERM INVESTMENTS 4.0%
Securities Lending Collateral 2.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (d) (e)	4,024	4,024
Investment Companies 1.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	2,642	2,642
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (f) (g)	214	214
Total Short Term Investments (cost $6,880)		6,880
Total Investments 102.1% (cost $191,864)		174,304
Other Derivative Instruments (0.0)%		(72)
Other Assets and Liabilities, Net (2.1)%		(3,460)
Total Net Assets 100.0%		170,772

(a) All or a portion of the security was on loan as of September 30, 2020.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental Asia Developed Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P/ASX 200 Index	9	December 2020	AUD	1,328	(21)	(17)
TOPIX Index	16	December 2020	JPY	255,406	(51)	44
					(72)	27

JNL/RAFI Fundamental Asia Developed Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BMO	12/16/20	AUD	943	675	(10)
AUD/USD	BOA	12/16/20	AUD	89	64	(2)
HKD/JPY	BOA	10/05/20	JPY	(10,618)	(101)	—
JPY/USD	BOA	12/16/20	JPY	11,037	105	(1)
JPY/USD	UBS	12/16/20	JPY	220,493	2,092	13
USD/AUD	CBA	12/16/20	AUD	(375)	(268)	—
USD/JPY	JPM	12/16/20	JPY	(85,059)	(807)	—
					1,760	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental Europe Fund
COMMON STOCKS 97.0%
United Kingdom 22.9%
3i Group plc	25	324
Anglo American PLC	41	994
Antofagasta PLC	11	139
Ashtead Group Public Limited Company	9	307
Associated British Foods PLC	14	337
AstraZeneca PLC	15	1,672
Aviva PLC	198	729
Babcock International Group PLC	41	132
BAE Systems PLC	89	550
Barclays PLC	1,054	1,328
Barratt Developments P L C	43	265
BP P.L.C.	1,526	4,436
British American Tobacco P.L.C.	82	2,937
BT Group Plc	681	863
Bunzl Public Limited Company	8	263
Burberry Group PLC	11	214
Carnival Plc	14	175
Centrica PLC	885	458
Coca-Cola HBC AG	5	111
Compass Group PLC	34	504
DCC Public Limited Company	3	234
Diageo PLC	31	1,079
Direct Line Insurance Limited	80	278
Dixons Carphone PLC	104	126
DS Smith PLC	47	177
easyJet PLC	18	114
Evraz PLC	5	22
Experian PLC	8	308
Ferguson PLC	5	463
Fiat Chrysler Automobiles N.V. (a)	101	1,238
GlaxoSmithKline PLC	98	1,828
HSBC Holdings PLC	1,012	3,939
Imperial Brands PLC	53	943
Inchcape PLC (a)	27	156
Informa Switzerland Limited	23	109
InterContinental Hotels Group PLC	1	44
Intu Properties PLC (a) (b)	156	4
ITV Plc	190	165
J Sainsbury PLC	252	619
John Wood Group PLC	12	33
Johnson Matthey PLC	12	361
Kingfisher Plc	216	826
Land Securities Group PLC	31	212
Legal & General Group PLC	191	460
Lloyds Banking Group PLC (a)	3,802	1,288
M&G PLC	121	248
Marks & Spencer Group Plc	244	306
Meggitt PLC	7	22
Micro Focus International PLC	27	84
Mondi plc	18	386
National Grid PLC	150	1,722
Next PLC	3	237
Pearson PLC	39	275
Persimmon Public Limited Company	10	323
Prudential Public Limited Company (c)	51	736
Reckitt Benckiser Group PLC	13	1,278
Relx PLC	22	487
Rio Tinto PLC	41	2,434
Rolls-Royce Holdings plc (a) (d)	62	103
Royal Mail PLC	157	482
RSA Insurance Group PLC	31	183
Schroders PLC	3	113
Smith & Nephew PLC	13	260
Smiths Group PLC	11	187
SSE PLC	45	699
Standard Chartered PLC	183	839
Standard Life Aberdeen PLC	103	301
Taylor Wimpey PLC	147	206
Tesco PLC	355	974
The Berkeley Group Holdings PLC	4	220
The British Land Company Public Limited Company	44	189
The Royal Bank of Scotland Group Public Limited Company	178	243
Travis Perkins PLC	15	209
TUI AG (d) (e)	39	146
Unilever N.V.	30	1,790
Unilever PLC	18	1,129
United Utilities Group PLC	20	222
Virgin Money UK PLC (a)	36	34
Vodafone Group Public Limited Company	2,090	2,778
Whitbread PLC	7	200
WM Morrison Supermarkets P L C	218	478
WPP 2012 Limited	80	632
		52,919
France 16.6%
Accor SA (a)	5	135
Aeroports de Paris	1	69
Air France - KLM (a) (d)	26	90
ALD (f)	4	35
Alstom (a)	5	268
Amundi (a)	1	98
Arkema	3	304
AtoS SE (a)	3	213
AXA SA	101	1,862
BNP Paribas SA	68	2,478
Bollore SA	31	117
Bouygues SA	16	567
Capgemini SA	4	474
Carrefour SA	47	749
Casino Guichard Perrachon SA (a) (d)	7	168
Cie de Saint-Gobain (a)	34	1,439
Cie Generale d'Optique Essilor International SA	4	526
CNP Assurances SA (a)	14	179
Compagnie Generale des Etablissements Michelin	8	879
Covivio	1	105
Credit Agricole SA	67	589
Danone	13	853
Dassault Systemes SA	1	130
Eiffage (a)	3	220
Electricite de France	57	608
Engie (a)	113	1,504
Eurazeo SA (a)	2	109
Faurecia (a)	4	191
Gecina SA	1	146
Hermes International SCA	—	172
Iliad SA	—	85
Kering SA	1	460
Klepierre (d)	10	136
Lagardere SCA (a) (d)	3	78
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	8	1,229
Legrand SA	4	318
L'Oreal SA	3	896
LVMH Moet Hennessy Louis Vuitton SE	3	1,250
Natixis (a)	75	169
Orange SA	114	1,182
Pernod-Ricard SA	2	398
Peugeot SA (a)	40	723
Publicis Groupe SA	10	325
Rallye (a)	1	6
Renault SA (a)	36	925
Rexel (a)	28	358
Safran (a)	5	463
Sanofi SA	29	2,889
Schneider Electric SE (a)	13	1,586
SCOR (a)	8	211
Societe Generale SA (a)	99	1,306
Sodexo SA	3	191
SUEZ	16	302
Thales SA	2	165
Total SA	144	4,907
Valeo	13	414
Veolia Environnement	19	412
VINCI	13	1,097
Vivendi SA	20	568
		38,326

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Germany 15.9%
Adidas AG (a)	2	670
Allianz SE	14	2,656
Aurubis AG	4	267
BASF SE	48	2,911
Bayer AG	34	2,116
Bayerische Motoren Werke AG	29	2,101
Beiersdorf AG	1	136
Brenntag AG	6	363
Ceconomy AG	18	185
Continental AG	7	772
Covestro AG	11	528
Daimler AG	71	3,835
Deutsche Bank Aktiengesellschaft (a)	160	1,340
Deutsche Boerse AG	2	278
Deutsche Lufthansa AG (a) (d)	55	470
Deutsche Post AG	35	1,588
Deutsche Telekom AG	129	2,160
Dresdner Bank AG (a)	114	560
DW Property Invest GmbH	6	310
DWS Group GmbH & Co. KGaA (a)	1	34
E.ON SE	66	723
Evonik Industries AG	8	218
Fraport AG Frankfurt Airport Services Worldwide (a)	1	43
Fresenius Medical Care AG & Co. KGaA	6	496
Fresenius SE & Co. KGaA	14	623
GEA Group AG	6	203
Hannover Rueck SE	1	213
Hapag-Lloyd Aktiengesellschaft	1	40
HeidelbergCement AG	9	529
HELLA GmbH & Co. KGaA	2	109
Hochtief AG	1	90
Infineon Technologies AG	17	477
K+S Aktiengesellschaft	24	165
Kion Group AG	1	108
Knorr - Bremse Aktiengesellschaft	1	68
Merck KGaA	2	299
Muenchener Rueckversicherungs AG	5	1,193
OSRAM Licht AG (a)	4	227
ProSiebenSat.1 Media SE (a)	4	58
RTL Group SA (a)	2	85
RWE AG	19	705
Salzgitter AG (a)	6	101
SAP SE	10	1,582
Siemens AG	25	3,100
Siemens Energy AG (a)	13	356
Siemens Healthineers AG	2	78
Sudzucker AG	2	35
Talanx Aktiengesellschaft	2	66
Telefonica Deutschland Holding AG	55	142
ThyssenKrupp AG (a)	28	143
Traton SE	2	40
Uniper SE	12	401
United Internet AG	3	124
Vonovia SE	9	584
Wacker Chemie AG	1	94
		36,798
Switzerland 11.2%
ABB Ltd.	47	1,190
Adecco Group AG	9	490
Alcon AG (a)	6	357
Baloise Holding AG	1	186
Compagnie Financiere Richemont SA	12	816
Credit Suisse Group AG	86	858
Geberit AG	—	162
Givaudan SA	—	332
Glencore PLC	1,145	2,365
Julius Bar Gruppe AG	3	132
Kühne + Nagel International AG	1	246
LafargeHolcim Ltd.	20	911
Lonza Group AG	1	331
Nestle SA	44	5,237
Novartis AG	36	3,089
Roche Holding AG	10	3,364
SGS SA	—	209
Sika AG	1	286
STMicroelectronics NV	9	290
Swatch Group AG	2	441
Swiss Life Holding AG	1	364
Swiss Re AG	13	930
Swisscom AG	1	376
UBS Group AG	137	1,531
Zurich Insurance Group AG	4	1,423
		25,916
Netherlands 7.2%
ABN AMRO Bank N.V. - CVA	60	501
Aegon NV	175	456
Airbus SE (a)	8	557
Akzo Nobel N.V.	6	605
ASML Holding	2	798
ASR Nederland N.V.	6	211
CNH Industrial N.V. (a)	37	287
Heineken Holding N.V.	3	197
Heineken NV	3	298
ING Groep N.V. (a)	217	1,544
Koninklijke Ahold Delhaize N.V.	50	1,492
Koninklijke Boskalis Westminster N.V. (a)	2	32
Koninklijke DSM N.V.	3	539
Koninklijke KPN N.V.	118	277
Koninklijke Philips N.V.	19	890
NN Group N.V.	16	582
Prosus N.V. (a)	1	78
Randstad NV	7	339
Royal Dutch Shell PLC - Class A	478	5,933
Signify N.V. (a)	9	344
Unibail-Rodamco SE (d)	10	362
Wolters Kluwer NV	3	263
		16,585
Spain 5.3%
Acciona,S.A. (d)	1	85
ACS, Actividades de Construccion y Servicios, S.A.	12	261
AENA, S.M.E., S.A. (a)	1	174
Amadeus IT Group SA	5	271
Banco Bilbao Vizcaya Argentaria SA	471	1,310
Banco de Sabadell, S.A.	787	274
Banco Santander, S.A.	1,501	2,806
Bankia SA	115	166
CaixaBank, S.A.	154	326
Endesa SA	15	409
Ferrovial, S.A.	8	190
Grifols, S.A. - Class A	6	169
Iberdrola, Sociedad Anonima	169	2,070
Industria de Diseno Textil, S.A.	19	537
International Consolidated Airlines Group, S.A. - ADR (d)	37	148
MAPFRE, S.A.	65	102
Naturgy Energy Group SA	25	496
Red Electrica Corporacion, S.A.	11	208
Repsol SA	150	1,005
Siemens Gamesa Renewable Energy, S.A.	2	58
Telefonica SA	341	1,171
		12,236
Sweden 4.4%
Aktiebolaget Electrolux - Class B	9	209
Aktiebolaget SKF - Class B	15	311
Aktiebolaget Volvo - Class B (a)	50	961
Assa Abloy AB - Class B	14	326
Atlas Copco Aktiebolag - Class A	13	613
Boliden AB	11	320
Electrolux Professional AB (publ) (a)	6	25
Essity Aktiebolag (publ) - Class B (a)	11	381
Hennes & Mauritz AB - Class B	32	556
Hexagon Aktiebolag - Class B (a)	3	240
ICA Gruppen Aktiebolag (d)	3	158
Nordea Bank ABP	231	1,759
Sandvik AB (a)	23	454
Securitas AB - Class B (a)	9	134
Skandinaviska Enskilda Banken AB - Class A (a)	57	508

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Skanska AB - Class B	14	302
SSAB AB - Class A	67	222
Svenska Handelsbanken AB - Class A (a)	53	443
Swedbank AB - Class A (a)	49	771
Tele2 AB - Class B (d)	11	158
Telefonaktiebolaget LM Ericsson - Class B	76	837
Telia Co. AB (d)	112	458
		10,146
Italy 4.4%
A2A SpA	46	67
Assicurazioni Generali SpA	48	681
Atlantia SpA (a)	16	248
Banca Monte dei Paschi di Siena S.p.A. (a) (d)	37	60
Banco BPM Societa' Per Azioni (a)	144	244
Enel SpA	248	2,147
ENI SpA	225	1,763
Intesa Sanpaolo SpA (a)	955	1,791
Leonardo S.p.A. (d)	19	113
Mediobanca SpA	29	225
Pirelli & C. S.p.A. (a)	21	91
Poste Italiane - Societa' Per Azioni	13	115
Saipem S.p.A. (d)	40	68
Snam Rete Gas SpA	49	253
Telecom Italia SpA	1,698	681
Terna – Rete Elettrica Nazionale S.p.A.	27	190
UniCredit S.p.A. (a)	142	1,175
Unipol Gruppo Finanziario S.P.A. (a)	33	146
UnipolSai Assicurazioni S.p.A.	27	70
		10,128
Finland 1.7%
Fortum Oyj	14	283
Kesko Oyj	14	351
Kone Corporation - Class B	5	400
Neste Oyj	7	376
Nokia Oyj (a)	215	844
Sampo Oyj - Class A	13	523
Stora Enso Oyj - Class R	25	387
UPM-Kymmene Oyj	19	586
Wartsila Oyj	20	160
		3,910
Denmark 1.7%
A P Moller - Maersk A/S - Class B	—	662
Carlsberg A/S - Class B	2	244
Coloplast A/S - Class B	1	80
Danske Bank A/S (a)	42	563
DSV Panalpina A/S	1	187
ISS A/S	12	152
Novo Nordisk A/S - Class B	16	1,086
Novozymes A/S - Class B	3	181
Orsted A/S	2	244
Vestas Wind Systems A/S	3	498
		3,897
Belgium 1.4%
ageas SA/NV	9	372
Anheuser-Busch InBev	27	1,441
Colruyt SA	2	128
KBC Groep NV	10	516
Proximus	6	115
Solvay SA	4	312
UCB SA	2	228
Umicore	5	189
		3,301
Norway 1.4%
DNB Bank ASA (a)	34	472
Equinor ASA	65	922
Gjensidige Forsikring ASA	5	92
Mowi ASA	11	201
Norsk Hydro ASA	107	295
Orkla ASA	20	205
Subsea 7 S.A. (a)	23	165
Telenor ASA	24	402
Yara International ASA	10	403
		3,157
Ireland 0.9%
AIB Group Public Limited Company (d)	63	65
Bank of Ireland Group Public Limited Company (a)	74	137
CRH Plc	26	943
Kerry Group Plc - Class A	2	206
Ryanair Holdings Plc - ADR (a)	5	391
Smurfit Kappa Funding Designated Activity Company	7	290
		2,032
Luxembourg 0.7%
ArcelorMittal (a)	89	1,192
Millicom International Cellular SA - SDR	6	196
SES S.A. - FDR	30	213
Tenaris SA	27	132
		1,733
Australia 0.6%
BHP Group PLC	63	1,345
Austria 0.4%
Erste Group Bank AG	14	296
OMV AG	9	255
Raiffeisen Bank International AG (a)	7	113
Strabag SE (a)	—	15
Telekom Austria Aktiengesellschaft	2	13
Verbund AG	1	46
Voestalpine AG	11	295
		1,033
Portugal 0.3%
Energias de Portugal SA	93	456
Galp Energia, SGPS, S.A.	22	200
Jeronimo Martins, SGPS, S.A.	7	108
		764
South Africa 0.0%
Steinhoff International Holdings N.V. (a)	285	12
Total Common Stocks (cost $271,542)		224,238
PREFERRED STOCKS 1.6%
Germany 1.4%
Henkel AG & Co. KGaA (g)	7	709
Porsche Automobil Holding SE (g)	4	239
Schaeffler AG	12	72
Volkswagen AG (g)	14	2,294
		3,314
Switzerland 0.2%
Lindt & Spruengli AG (g)	—	211
Schindler Holding AG (g)	1	214
		425
Total Preferred Stocks (cost $3,723)		3,739
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (h)	2,460	2,460
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (h)	328	328
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (i) (j)	154	154
Total Short Term Investments (cost $2,942)		2,942
Total Investments 99.9% (cost $278,207)		230,919
Other Derivative Instruments (0.0)%		(2)
Other Assets and Liabilities, Net 0.1%		124
Total Net Assets 100.0%		231,041

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) Investment in affiliate.

(d) All or a portion of the security was on loan as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $35 and 0.0% of the Fund.

(g) Convertible security.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental Europe Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	1,153	—	118	17	(39)	(260)	736	0.3

JNL/RAFI Fundamental Europe Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TUI AG	06/25/19	340	146	0.1

JNL/RAFI Fundamental Europe Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	19	December 2020	EUR	613	(2)	(7)
FTSE 100 Index	4	December 2020	GBP	237	(2)	(5)
					(4)	(12)

JNL/RAFI Fundamental Europe Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	BOA	12/16/20	EUR	348	409	2
EUR/USD	CSI	12/16/20	EUR	331	388	(4)
EUR/USD	HSB	12/16/20	EUR	323	379	(3)
GBP/USD	BOA	12/16/20	GBP	116	150	2
GBP/USD	CSI	12/16/20	GBP	120	155	1
GBP/USD	JPM	12/16/20	GBP	242	313	(2)
USD/EUR	BMO	12/16/20	EUR	(365)	(428)	4
USD/EUR	CBA	12/16/20	EUR	(95)	(112)	(1)
USD/EUR	CBA	12/16/20	EUR	(233)	(273)	3
USD/EUR	RBC	12/16/20	EUR	(164)	(193)	1
USD/GBP	BMO	12/16/20	GBP	(78)	(101)	—
USD/GBP	CBA	12/16/20	GBP	(58)	(74)	(1)
USD/GBP	JPM	12/16/20	GBP	(120)	(156)	—
USD/GBP	RBC	12/16/20	GBP	(61)	(79)	—
					378	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 99.3%
Industrials 16.9%
AAR Corp.	7	130
ABM Industries Incorporated	9	326
ACCO Brands Corporation	17	98
Acuity Brands, Inc.	8	782
ADT, Inc.	17	139
Advanced Disposal Services, Inc. (a)	7	203
Air Lease Corporation - Class A	17	505
Allegiant Travel Company	3	328
Allison Systems, Inc.	21	721
Altra Industrial Motion Corp.	6	207
AMERCO	1	390
AO Smith Corp.	16	840
Apogee Enterprises, Inc.	6	124
Applied Industrial Technologies, Inc.	6	317
Arcbest Corporation	3	79
Arcosa, Inc.	9	387
Armstrong World Industries, Inc.	3	225
Astec Industries, Inc.	2	95
Atkore International Group Inc. (a)	2	40
Atlas Air Worldwide Holdings, Inc. (a)	12	758
Avis Budget Group, Inc. (a)	32	849
Barnes Group Inc.	6	198
Beacon Roofing Supply, Inc. (a)	12	384
Brady Corp. - Class A	5	188
BrightView Holdings, Inc. (a)	3	35
Builders FirstSource, Inc. (a)	9	308
BWXT Government Group, Inc.	6	363
Carlisle Cos. Inc.	7	881
Clean Harbors Inc. (a)	6	347
Colfax Corp. (a)	18	578
Comfort Systems USA Inc.	5	277
Copart Inc. (a)	6	603
CoStar Group, Inc. (a)	1	540
Covanta Holding Corporation	23	181
Crane Co.	7	345
Cubic Corp.	1	48
Curtiss-Wright Corp.	5	439
Deluxe Corp.	9	243
Donaldson Co. Inc.	10	487
Dycom Industries, Inc. (a)	8	441
EMCOR Group, Inc.	8	568
Encore Wire Corp.	3	120
Enerpac Tool Group Corp.	9	175
EnerSys	6	406
EnPro Industries, Inc.	2	96
Flowserve Corporation	23	628
Forward Air Corp.	3	182
Franklin Electric Co. Inc.	4	226
Gates Industrial Corporation PLC (a)	6	69
GATX Corporation	7	434
Generac Holdings Inc. (a)	3	598
GMS Inc. (a)	7	180
Graco Inc.	12	712
Granite Construction Incorporated	14	243
Greenbrier Cos. Inc.	12	347
Hawaiian Holdings, Inc.	20	261
HD Supply Holdings, Inc (a)	22	887
Healthcare Services Group Inc.	12	255
Heartland Express Inc.	6	103
HEICO Corp.	3	308
Herc Holdings Inc. (a)	4	150
Herman Miller Inc.	10	300
Hexcel Corp.	14	479
Hillenbrand Inc.	10	286
HNI Corp.	5	170
HUB Group Inc. - Class A (a)	7	335
Hubbell Inc.	6	873
Hyster-Yale Materials Handling Inc. - Class A	2	65
IDEX Corporation	6	1,021
Ingersoll Rand Inc. (a)	7	260
ITT Industries Holdings, Inc.	10	569
JELD-WEN Holding, Inc. (a)	12	279
Kaman Corp.	4	156
Kelly Services Inc. - Class A	6	102
Kennametal Inc.	13	384
Kirby Corp. (a)	10	375
Knight-Swift Transportation Holdings Inc. - Class A	22	912
Korn Ferry	8	228
Landstar System Inc.	5	679
Lennox International Inc.	3	743
Lincoln Electric Holdings Inc.	8	712
Macquarie Infrastructure Corporation	17	470
Masco Corporation	23	1,278
Masonite International Corporation (a)	4	422
MasTec Inc. (a)	11	454
Matson Intermodal - Paragon, Inc.	5	197
Matthews International Corp. - Class A	4	81
Meritor, Inc. (a)	8	169
Middleby Corp. (a)	5	487
Moog Inc. - Class A	4	278
MRC Global Inc. (a)	23	100
MSA Safety Inc.	2	281
MSC Industrial Direct Co. - Class A	9	542
Mueller Industries Inc.	6	160
Nordson Corp.	3	664
Now, Inc. (a)	26	118
Nvent Electric Public Limited Company	24	424
Old Dominion Freight Line Inc.	6	1,122
Oshkosh Corp.	9	628
Parsons Corporation (a)	2	62
Pentair Public Limited Company	16	749
Primoris Services Corporation	6	105
Quad/Graphics Inc. - Class A	5	14
Regal-Beloit Corp.	7	619
Resideo Technologies, Inc. (a)	47	515
Rexnord Corporation	11	329
Rollins Inc.	6	320
Rush Enterprises Inc. - Class A	5	250
Saia, Inc. (a)	3	323
Schneider National, Inc. - Class B	11	272
Sensata Technologies Holding PLC (a)	17	740
Simpson Manufacturing Co. Inc.	4	390
SkyWest Inc.	10	297
SPX Flow, Inc. (a)	5	224
Steelcase Inc. - Class A	18	186
Stericycle Inc. (a)	9	575
Stock Building Supply Holdings, LLC (a)	9	401
Teledyne Technologies Inc. (a)	2	571
Terex Corp.	23	446
Tetra Tech, Inc.	5	481
Timken Co.	13	713
Toro Co.	8	695
TransUnion	5	455
Trinity Industries Inc.	28	539
Triumph Group Inc.	2	15
TrueBlue, Inc. (a)	2	34
Tutor Perini Corp. (a)	15	170
UniFirst Corp.	2	317
Valmont Industries Inc.	3	401
Verisk Analytics, Inc.	5	950
Wabash National Corp.	5	56
Wabtec Corp.	12	739
Watsco Inc.	4	959
Watts Water Technologies Inc. - Class A	3	262
Werner Enterprises Inc.	8	354
WESCO International, Inc. (a)	21	922
Woodward Governor Co.	6	470
XPO Logistics, Inc. (a)	14	1,191
Xylem Inc.	14	1,142
		56,433
Consumer Discretionary 15.7%
Aaron's, Inc.	14	798
Abercrombie & Fitch Co. - Class A	46	645
Acushnet Holdings Corp.	4	145
Adtalem Global Education Inc. (a)	11	273

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
American Axle & Manufacturing Holdings, Inc. (a)	45	259
American Eagle Outfitters, Inc.	71	1,049
Arch Restaurants, Inc. - Class A	6	265
Asbury Automotive Group, Inc. (a)	5	491
AutoZone, Inc. (a)	1	916
Big Lots, Inc.	11	507
BJ's Restaurants, Inc.	2	47
Bloomin' Brands, Inc.	26	396
Boyd Gaming Corporation	12	355
Bright Horizons Family Solutions Inc. (a)	3	470
Brinker International Inc.	15	633
Brink's Co.	1	32
Brunswick Corp.	14	813
Buckle Inc.	10	214
Burlington Stores Inc. (a)	2	498
Caleres Inc.	4	38
Carter's Inc.	9	751
Cheesecake Factory Inc. (b)	16	443
Chico's FAS Inc.	26	25
Childrens Place Retail Stores Inc. (b)	8	215
Churchill Downs Inc.	3	435
Columbia Sportswear Co.	4	323
Cooper Tire & Rubber Co.	10	306
Cooper-Standard Holdings Inc. (a)	3	34
Core-Mark Holding Co. Inc.	8	229
Cracker Barrel Old Country Store, Inc.	5	522
Dana Holding Corp.	37	458
Deckers Outdoor Corp. (a)	3	687
Delphi Technologies PLC (a) (b)	26	428
Designer Brands Inc. - Class A	33	180
Domino's Pizza, Inc.	3	1,219
Dorman Products Inc. (a)	3	315
Dunkin' Brands Group Inc.	5	370
Extended Stay America, Inc. - Class B	44	531
Fossil Group, Inc. (a)	15	83
Frontdoor, Inc. (a)	1	57
FTI Consulting Inc. (a)	4	390
Genesco Inc. (a)	3	71
Gentex Corp.	32	832
G-III Apparel Group, Ltd. (a)	19	244
Graham Holdings Co.	1	334
Grand Canyon Education, Inc. (a)	4	293
Griffon Corporation	6	118
Group 1 Automotive Inc.	6	542
Guess Inc.	21	246
H & R Block, Inc.	36	591
Hanesbrands Inc.	79	1,239
Harley-Davidson, Inc.	34	823
Helen of Troy Ltd (a)	3	532
Hilton Grand Vacations Inc. (a)	9	192
Houghton Mifflin Harcourt Company (a)	29	49
IAA Spinco Inc. (a)	8	396
International Game Technology PLC (b)	38	422
Jack in the Box Inc.	7	566
K12 Inc. (a)	3	80
KAR Auction Services, Inc.	15	214
KB Home	15	573
Kontoor Brands, Inc.	13	326
Laureate Education Inc. - Class A (a)	15	203
La-Z-Boy Inc.	8	240
LCI Industries	3	332
Leggett & Platt Inc.	23	939
Levi Strauss & Co. - Class A	4	60
Lithia Motors Inc. - Class A	4	997
M/I Homes, Inc. (a)	4	199
Marriott Vacations Worldwide Corporation	6	549
Mattel, Inc. (a)	54	636
MDC Holdings Inc.	9	433
Meritage Homes Corporation (a)	6	711
Monro Inc.	4	170
Murphy USA Inc. (a)	5	705
Office Depot, Inc.	15	288
Ollie's Bargain Outlet Holdings Inc. (a)	2	196
Papa John's International Inc.	2	176
Party City Holdco Inc. (a)	24	61
Penn National Gaming Inc. (a)	11	789
Polaris Industries Inc.	10	987
Pool Corporation	2	609
Red Rock Resorts, Inc. - Class A	9	154
Regis Corp. (a)	6	38
Rent-A-Center, Inc.	2	72
RH (a)	1	204
Sally Beauty Holdings, Inc. (a)	34	299
Seaworld Entertainment, Inc. (a)	7	135
Service Corp. International	14	591
ServiceMaster Holding Corporation (a)	10	400
Signet Jewelers Limited	30	568
Six Flags Operations Inc.	26	527
Skechers U.S.A. Inc. - Class A (a)	19	576
Sleep Number Corporation (a)	1	72
Sonic Automotive, Inc. - Class A	9	348
Spirit Airlines Inc. (a)	26	425
Steven Madden Ltd.	13	263
Sturm Ruger & Co. Inc.	1	87
Taylor Morrison Home II Corporation - Class A (a)	28	698
Tempur Sealy International, Inc. (a)	4	320
Tenneco Inc. (a)	36	249
Tesla Inc. (a)	4	1,669
Texas Roadhouse Inc.	8	492
The Michaels Companies, Inc. (a) (b)	6	59
The Wendy's Company	34	766
Thor Industries Inc.	13	1,275
Toll Brothers Inc.	7	339
TopBuild Corp. (a)	3	541
TRI Pointe Homes, Inc. (a)	33	601
Tupperware Brands Corp.	12	244
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4	886
Under Armour Inc. - Class A (a)	52	586
Urban Outfitters Inc. (a)	30	618
Vail Resorts, Inc.	3	568
Williams-Sonoma Inc.	13	1,143
Wolverine World Wide, Inc.	13	329
Wyndham Destinations, Inc.	18	540
Wyndham Hotels & Resorts, Inc.	8	397
Wynn Resorts Ltd.	9	663
		52,550
Information Technology 12.9%
ACI Worldwide, Inc. (a)	8	220
ADTRAN, Inc.	3	34
Advanced Micro Devices, Inc. (a)	4	361
Akamai Technologies, Inc. (a)	12	1,346
Amkor Technology, Inc. (a)	17	186
ANSYS, Inc. (a)	3	976
Arista Networks, Inc. (a)	1	296
ASGN Incorporated (a)	6	387
Aspen Technology, Inc. (a)	3	324
Autodesk, Inc. (a)	3	624
Belden Inc.	7	229
Benchmark Electronics, Inc.	8	154
Black Knight, Inc. (a)	6	554
Booz Allen Hamilton Holding Corporation - Class A	9	787
Broadridge Financial Solutions, Inc.	8	1,027
CACI International Inc. - Class A (a)	3	580
Cadence Design Systems Inc. (a)	9	948
CDK Global, Inc.	13	585
CDW Corp.	2	274
Ciena Corp. (a)	11	434
Cirrus Logic Inc. (a)	7	493
Cognex Corp.	7	429
Coherent Inc. (a)	2	245
CommScope Holding Company, Inc. (a)	57	510
Conduent Inc. (a)	61	193
CoreLogic, Inc.	10	671
Cree, Inc. (a)	13	799
Diebold Nixdorf Inc. (a)	8	59
Diodes Inc. (a)	3	161
Dolby Laboratories, Inc.	5	338
EchoStar Corp. - Class A (a)	7	181
Entegris, Inc.	5	392

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
EPAM Systems, Inc. (a)	1	431
Equifax Inc.	8	1,228
Euronet Worldwide Inc. (a)	4	328
Fair Isaac Corporation (a)	1	396
First Solar, Inc. (a)	13	893
Fitbit, Inc. - Class A (a)	9	64
FleetCor Technologies Inc. (a)	4	924
FLIR Systems Inc.	16	575
Fortinet, Inc. (a)	3	303
Gartner Inc. (a)	4	549
Genpact Limited	18	697
Global Payments Inc.	8	1,437
II-VI Incorporated (a)	5	185
Insight Enterprises, Inc. (a)	7	416
InterDigital Communications, Inc.	5	292
IPG Photonics Corporation (a)	3	427
Itron Inc. (a)	3	186
J2 Cloud Services, LLC (a)	5	319
Jack Henry & Associates Inc.	5	745
KBR, Inc.	21	462
Keysight Technologies, Inc. (a)	6	583
Knowles Corporation (a)	15	222
Littelfuse Inc.	2	337
Liveramp, Inc. (a)	8	393
Manhattan Associates Inc. (a)	4	354
Mantech International Corp. - Class A	4	258
Marvell Technology Group Ltd	32	1,262
MAXIMUS Inc.	7	504
Methode Electronics Inc.	2	52
MKS Instruments, Inc.	5	507
National Instruments Corp.	10	361
NCR Corporation (a)	22	486
NETGEAR, Inc. (a)	2	61
NetScout Systems, Inc. (a)	14	308
Nuance Communications, Inc. (a)	13	447
On Semiconductor Corporation (a)	50	1,094
PC Connection, Inc.	3	107
Pegasystems Inc.	1	103
Perspecta Inc.	21	413
Pitney Bowes Inc.	29	156
Plantronics Inc.	3	39
Plexus Corp. (a)	4	296
Progress Software Corp.	2	64
PTC Inc. (a)	4	317
Sabre Corporation	64	419
Sanmina Corp. (a)	12	322
ScanSource Inc. (a)	3	65
Science Applications International Corp.	8	593
Silicon Laboratories Inc. (a)	2	238
SolarWinds Corporation (a)	3	52
SS&C Technologies Holdings, Inc.	10	621
Super Micro Computer, Inc. (a)	5	127
Sykes Enterprises Inc. (a)	5	171
Synaptics Incorporated (a)	5	437
Synopsys Inc. (a)	5	1,131
Teradata Corporation (a)	29	663
Teradyne Inc.	11	840
Trimble Inc. (a)	18	866
TTEC Holdings, Inc.	—	25
TTM Technologies, Inc. (a)	23	258
Tyler Technologies Inc. (a)	1	276
Verint Systems Inc. (a)	5	250
ViaSat, Inc. (a)	7	235
Vishay Intertechnology Inc.	24	368
Wex, Inc. (a)	2	287
Workday, Inc. - Class A (a)	1	154
Zebra Technologies Corp. - Class A (a)	2	408
		43,184
Financials 12.2%
Affiliated Managers Group, Inc.	10	687
Ambac Financial Group, Inc. (a)	3	33
American Equity Investment Life Holding Company	15	327
American Financial Group, Inc.	9	585
American National Group, Inc.	1	79
Ares Management Corporation - Class A	1	33
Artisan Partners Asset Management Inc. - Class A	6	250
Associated Banc-Corp	27	340
Assurant, Inc.	6	692
Atlantic Union Bank	5	111
BancorpSouth Bank	11	213
Bank of Hawaii Corporation	5	247
Bank OZK	19	410
BankUnited, Inc.	18	395
Banner Corporation	2	80
BGC Partners, Inc. - Class A	39	95
Blackstone Mortgage Trust, Inc. - Class A	17	380
BOK Financial Corporation	4	220
Brown & Brown Inc.	16	732
Cannae Holdings, Inc. (a)	9	318
Capitol Federal Financial	11	100
Cathay General Bancorp	8	168
CNO Financial Group, Inc.	19	303
Cohen & Steers, Inc.	2	89
Columbia Banking System Inc.	8	183
Commerce Bancshares Inc.	7	413
Community Bank System Inc.	4	241
Credit Acceptance Corp. (a) (b)	1	279
Cullen/Frost Bankers Inc. (b)	7	438
CVB Financial Corp.	9	147
E*TRADE Financial Corp.	19	934
East West Bancorp, Inc.	18	603
Eaton Vance Corp.	12	457
Erie Indemnity Company - Class A	2	321
Essent Group Ltd.	8	298
Evercore Inc. - Class A	8	502
FactSet Research Systems Inc.	2	541
FBL Financial Group, Inc. - Class A	1	28
Federated Investors, Inc. - Class B	14	298
First American Financial Corporation	17	842
First Citizens BancShares, Inc. - Class A	1	164
First Financial Bancorp.	5	59
First Hawaiian, Inc.	19	276
First Horizon National Corporation	91	855
First Interstate BancSystem, Inc. - Class A	4	122
First Midwest Bancorp, Inc.	13	136
First Republic Bank	11	1,153
FirstCash, Inc.	5	258
Flagstar Bancorp, Inc.	5	140
FNB Corp.	48	326
Fulton Financial Corp.	24	221
Glacier Bancorp, Inc.	7	216
Great Western Bancorp Inc.	10	124
Hancock Whitney Co.	13	238
Hanover Insurance Group Inc.	5	502
Hilltop Holdings Inc.	10	198
Home BancShares, Inc.	18	266
Hope Bancorp, Inc.	18	140
Horace Mann Educators Corp.	2	58
Houlihan Lokey Inc. - Class A	3	189
Independence Holdings, LLC	15	465
Interactive Brokers Group, Inc.	1	36
International Bancshares Corporation	5	131
Investors Bancorp, Inc.	37	269
Janus Henderson Group PLC	34	731
Kemper Corp.	6	406
Ladder Capital Corp - Class A	18	126
LPL Financial Holdings Inc.	10	768
MarketAxess Holdings Inc.	1	291
MBIA Inc. (a)	8	49
Mercury General Corp.	6	256
MFA Financial, Inc.	170	456
MGIC Investment Corp.	63	555
Moelis & Company LLC - Class A	5	171
Morningstar Inc.	1	195
MSCI Inc.	2	828
NASDAQ Inc.	6	682
National General Holdings Corp.	8	264
National Western Life Group Inc. - Class A	—	12
Nelnet, Inc. - Class A	2	127

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
New York Community Bancorp Inc.	63	521
Northwest Bancshares Inc.	16	145
Old National Bancorp	20	253
PacWest Bancorp	25	422
PennyMac Financial Services, Inc.	2	145
People's United Financial Inc.	68	703
Pinnacle Financial Partners, Inc.	8	295
Primerica, Inc.	4	503
ProAssurance Corporation	9	141
Prosperity Bancshares Inc.	9	456
Provident Financial Services, Inc.	2	25
Radian Group Inc.	29	426
Raymond James Financial Inc.	3	235
Renasant Corporation	3	63
RLI Corp.	3	287
SEI Investments Co.	13	659
Selective Insurance Group Inc.	6	312
Signature Bank	5	444
Simmons First National Corp. - Class A	12	189
SLM Corporation	56	455
South State Corp.	5	240
Sterling Bancorp	32	338
Stewart Information Services Corp.	5	201
Stifel Financial Corp.	8	380
SVB Financial Group (a)	3	796
Synovus Financial Corp.	25	525
TCF Financial Corporation	13	309
Texas Capital Bancshares, Inc. (a)	8	245
TFS Financial Corporation	4	58
The PRA Group, Inc. (a)	7	264
Tradeweb Markets Inc. - Class A	2	110
Trustmark Corp.	7	153
Two Harbors Investment Corp.	79	401
Ubiquiti Inc.	—	54
UMB Financial Corp.	5	252
Umpqua Holdings Corp.	37	388
United Bankshares Inc.	13	273
Valley National Bancorp	43	298
Virtu Financial Inc. - Class A	4	93
Waddell & Reed Financial Inc. - Class A	26	387
Walker & Dunlop, Inc.	3	163
Washington Federal Inc.	11	222
Webster Financial Corp.	13	330
WesBanco Inc.	4	79
Western Alliance Bancorp	8	252
White Mountains Insurance Group Ltd	—	307
Wintrust Financial Corporation	8	310
World Acceptance Corp. (a) (b)	1	69
Zions Bancorp	28	830
		40,877
Real Estate 12.1%
Acadia Realty Trust	12	130
Alexander & Baldwin, LLC	9	101
Alexandria Real Estate Equities, Inc.	8	1,209
American Campus Communities, Inc.	19	663
American Finance Trust, Inc. - Class A	5	32
American Homes 4 Rent - Class A	20	571
Apartment Investment and Management Company - Class A	14	472
Apollo Commercial Real Estate Finance, Inc.	22	196
Apple Hospitality REIT, Inc.	51	486
Brandywine Realty Trust	33	346
Brixmor Property Group Inc.	54	634
Camden Property Trust	9	790
Chimera Investment Corporation	56	462
Colony Capital, Inc. - Class A	99	270
Colony Credit Real Estate, Inc. - Class A	7	35
Columbia Property Trust Inc.	19	209
CoreCivic, Inc.	27	218
Corepoint Lodging Inc.	3	18
Corporate Office Properties Trust	14	333
Cousins Properties Incorporated	12	348
CubeSmart	16	502
Cushman & Wakefield PLC (a)	8	85
Cyrusone LLC	6	439
DiamondRock Hospitality Co.	54	272
Diversified Healthcare Trust	43	153
Douglas Emmett, Inc.	15	372
Duke Realty Corp.	29	1,075
EastGroup Properties Inc.	2	244
Empire State Realty Trust Inc. - Class A	33	202
EPR Properties	13	351
Equity Commonwealth	13	356
Equity Lifestyle Properties, Inc.	7	414
Extra Space Storage Inc.	8	816
Federal Realty Investment Trust	7	543
First Industrial Realty Trust, Inc.	8	328
Franklin Street Properties Corp.	4	13
Gaming and Leisure Properties, Inc.	17	628
Healthcare Realty Trust Inc.	12	375
Healthcare Trust of America, Inc. - Class A	22	563
Highwoods Properties Inc.	13	448
Hudson Pacific Properties Inc.	19	414
Invesco Mortgage Capital Inc. (b)	75	202
Invitation Homes Inc.	37	1,028
JBG Smith Properties	10	279
Jones Lang LaSalle Incorporated	2	166
Kennedy-Wilson Holdings Inc.	10	138
Kilroy Realty Corporation	11	548
Kimco Realty Corporation	75	840
Kite Realty Naperville, LLC	15	177
Lamar Advertising Co. - Class A	9	595
Lexington Realty Trust	33	340
Life Storage Inc.	4	473
Macerich Co. (b)	75	510
Mack-Cali Realty Corporation	15	183
Medical Properties Trust, Inc.	37	660
MGM Growth Properties LLC - Class A	4	119
National Health Investors, Inc.	4	236
National Retail Properties, Inc.	16	548
New Residential Investment Corp.	20	157
New York Mortgage Trust Inc.	69	177
Office Properties Income Trust	7	151
Omega Healthcare Investors, Inc.	23	682
OUTFRONT Media Inc.	32	472
Paramount Group, Inc.	39	273
Park Hotels & Resorts Inc.	16	156
Pebblebrook Hotel Trust	31	392
PennyMac Mortgage Investment Trust	20	325
Physicians Realty Trust	20	350
Piedmont Office Realty Trust Inc. - Class A	20	277
PotlatchDeltic Corp.	6	233
PS Business Parks, Inc.	2	184
Rayonier Inc.	16	436
Realogy Holdings Corp. (a)	71	673
Redwood Trust Inc.	31	234
Regency Centers Corp.	18	702
Retail Opportunity Investments Corp.	19	200
Retail Properties of America, Inc. - Class A	44	254
RLJ III-EM Columbus Lessee, LLC	44	382
Ryman Hospitality Properties, Inc.	7	260
Sabra Health Care REIT, Inc.	25	347
SBA Communications Corporation	1	350
Service Properties Trust	40	320
SITE Centers Corp.	37	267
SL Green Realty Corp.	16	749
Spirit Realty Capital, Inc.	14	460
STAG Industrial, Inc.	10	290
Starwood Property Trust, Inc.	49	734
STORE Capital Corp.	18	501
Summit Hotel Properties Inc.	5	28
Sun Communities Inc.	4	629
Sunstone Hotel Investors Inc.	56	443
Tanger Factory Outlet Centers Inc. (b)	34	208
Taubman Centers Inc.	9	307
The GEO Group, Inc.	36	404
The Howard Hughes Corporation (a)	5	298
UDR, Inc.	21	685
Uniti Group Inc.	53	555
Urban Edge Properties	16	151

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
VICI Properties Inc.	37	854
W.P. Carey Inc.	14	898
Washington Prime Group, L.P. (b)	49	32
Washington REIT	9	183
Weingarten Realty Investors	18	307
Xenia Hotels & Resorts Inc.	19	170
		40,298
Health Care 7.8%
Acadia Healthcare Company, Inc. (a)	14	405
Align Technology, Inc. (a)	2	606
Allscripts Healthcare Solutions, Inc. (a)	31	252
Amedisys, Inc. (a)	1	211
AMN Healthcare Services, Inc. (a)	5	284
Avanos Medical, Inc. (a)	2	70
BioMarin Pharmaceutical Inc. (a)	4	316
Bio-Rad Laboratories, Inc. - Class A (a)	1	608
Bio-Techne Corporation	1	321
Brookdale Senior Living Inc. (a)	47	120
Bruker Corp.	6	224
Catalent Inc. (a)	5	418
Charles River Laboratories International Inc. (a)	2	488
Chemed Corporation	1	478
Cooper Cos. Inc.	2	810
Covetrus, Inc. (a)	22	535
Edwards Lifesciences Corporation (a)	12	939
Elanco Animal Health (a)	26	721
Encompass Health Corporation	9	560
Five Star Senior Living Inc. (a)	1	4
Globus Medical Inc. - Class A (a)	4	190
Haemonetics Corp. (a)	2	213
Hill-Rom Holdings Inc.	5	416
Hologic Inc. (a)	16	1,081
Illumina, Inc. (a)	3	959
Incyte Corporation (a)	3	267
LHC Group, Inc. (a)	1	256
LivaNova PLC (a)	1	45
Magellan Health Services Inc. (a)	5	376
Masimo Corp. (a)	2	379
Mednax, Inc. (a)	27	445
Mettler-Toledo International Inc. (a)	1	1,166
Molina Healthcare, Inc. (a)	5	999
Myriad Genetics, Inc. (a)	18	238
National Healthcare Corp.	1	79
OPKO Health, Inc. (a) (b)	80	296
Patterson Cos. Inc.	30	728
PerkinElmer Inc.	7	851
PRA Health Sciences, Inc. (a)	3	275
Premier Healthcare Solutions, Inc. - Class A	7	218
Prestige Consumer Healthcare Inc. (a)	2	64
ResMed Inc.	6	959
Select Medical Holdings Corporation (a)	15	317
Steris Limited	4	734
Syneos Health, Inc. - Class A (a)	7	373
Teleflex Incorporated	2	587
Tenet Healthcare Corporation (a)	28	683
United Therapeutics Corporation (a)	9	954
Varian Medical Systems, Inc. (a)	7	1,253
Vertex Pharmaceuticals Incorporated (a)	2	559
Waters Corp. (a)	6	1,085
West Pharmaceutical Services Inc.	3	691
		26,106
Materials 7.4%
Albemarle Corporation	11	999
Allegheny Technologies Incorporated (a)	33	291
AptarGroup, Inc.	5	570
ARD Holdings S.A. - Class A	—	6
Ashland Global Holdings Inc.	11	782
Avery Dennison Corporation	9	1,096
Avient Corporation	17	443
Axalta Coating Systems Ltd. (a)	20	447
Ball Corporation	13	1,070
Berry Global Group, Inc. (a)	14	692
Boise Cascade Company	8	312
Cabot Corp.	9	312
Carpenter Technology Corp.	10	173
Century Aluminum Co. (a)	6	43
Cleveland-Cliffs Inc. (b)	11	71
Commercial Metals Co.	32	642
Compass Minerals International, Inc.	6	341
Crown Holdings Inc. (a)	9	666
Domtar Corp.	24	643
Eagle Materials Inc.	6	478
Element Solutions, Inc. (a)	31	328
FMC Corporation	6	640
Graphic Packaging Holding Company	50	703
Greif Inc. - Class A	5	196
H.B. Fuller Company	8	363
Hecla Mining Co.	80	408
Huntsman Corp.	12	271
Innospec Inc.	2	157
International Flavors & Fragrances Inc.	2	260
Kaiser Aluminum Corporation	3	156
Kronos Worldwide, Inc.	1	17
Louisiana-Pacific Corp.	20	601
Materion Corp.	1	56
Minerals Technologies Inc.	4	227
NewMarket Corp.	1	334
O-I Glass, Inc.	66	697
Olin Corporation	53	657
PQ Group Holdings Inc. (a)	3	31
Royal Gold Inc.	3	374
RPM International Inc.	11	930
Schnitzer Steel Industries Inc. - Class A	2	44
Schweitzer-Mauduit International Inc.	5	144
Scotts Miracle-Gro Co. - Class A	4	540
Sealed Air Corporation	21	827
Sensient Technologies Corporation	7	390
Silgan Holdings Inc.	12	456
Sonoco Products Co.	12	591
Stepan Co.	2	253
Summit Materials, Inc. - Class A (a)	16	263
The Chemours Company	41	853
Trinseo S.A.	11	293
UFP Industries, Inc.	8	478
United States Steel Corporation (b)	25	185
Univar Solutions Inc. (a)	32	538
Verso Corporation - Class A	3	26
Vulcan Materials Co.	2	323
W. R. Grace & Co.	7	294
Warrior Met Coal, Inc.	21	363
Worthington Industries Inc.	6	246
		24,590
Communication Services 4.4%
AMC Entertainment Holdings, Inc. - Class A (b)	48	228
AMC Networks, Inc. - Class A (a)	12	306
Cable One, Inc.	—	317
Cars.com Inc. (a)	7	60
Cinemark Holdings, Inc.	34	337
Clear Channel Outdoor Holdings, Inc. (a)	10	10
Consolidated Communications Holdings Inc. (a)	12	69
Dish Network Corporation - Class A (a)	—	—
Gannett Media Corp. (b)	25	32
GCI Liberty, Inc. - Class A (a)	5	396
Gray Television, Inc. (a)	9	127
Groupon, Inc. (a)	10	196
iHeartMedia, Inc. - Class A (a) (b)	10	80
Interpublic Group of Cos. Inc.	58	964
John Wiley & Sons Inc. - Class A	7	206
Liberty Broadband Corp. - Class C (a)	7	944
Liberty Latin America Ltd. - Class C (a)	28	225
Liberty Media Corporation - Class C (a)	18	643
Lions Gate Entertainment Corp. - Class A (a)	43	410
Live Nation Entertainment, Inc. (a)	6	324
Madison Square Garden Entertainment Corp. - Class A (a)	1	49
Match Group Holdings II, LLC (a)	2	269
Match Group, Inc. (a)	2	290
Meredith Corporation	12	163
Netflix, Inc. (a)	2	1,236

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
New York Times Co. - Class A	8	337
Nexstar Media Group, Inc. - Class A	5	418
Scholastic Corp.	4	94
Sinclair Broadcast Group Inc. - Class A (b)	18	353
Sirius XM Holdings Inc.	51	272
Snap Inc. - Class A (a)	11	276
Take-Two Interactive Software Inc. (a)	4	660
TEGNA Inc.	37	433
Telephone & Data Systems Inc.	12	219
The Madison Square Garden Company - Class A (a)	1	218
TripAdvisor Inc.	16	319
Twitter, Inc. (a)	25	1,100
Uber Technologies, Inc. (a)	11	409
US Cellular Corp. (a)	4	120
VeriSign, Inc. (a)	3	606
Zillow Group, Inc. - Class C (a)	5	541
Zynga Inc. - Class A (a)	44	405
		14,661
Consumer Staples 4.2%
B&G Foods, Inc. (b)	18	512
Boston Beer Co. Inc. - Class A (a)	—	421
Cal-Maine Foods Inc. (a)	6	219
Casey's General Stores Inc.	5	944
Central Garden & Pet Co. - Class A (a)	8	274
Darling Ingredients Inc. (a)	23	834
Del Monte Fresh Produce Company	7	159
Edgewell Personal Care Colombia S A S (a)	15	428
Flowers Foods Inc.	26	623
Hain Celestial Group Inc. (a)	13	460
Herbalife Nutrition Ltd. (a)	12	550
Ingles Markets Inc. - Class A	2	91
J&J Snack Foods Corp.	2	206
Lamb Weston Holdings Inc.	4	285
Lancaster Colony Corp.	2	345
McCormick & Co. Inc.	6	1,248
National Beverage Corp. (a) (b)	2	107
Nomad Foods Limited (a)	20	515
Nu Skin Enterprises, Inc. - Class A	15	775
Performance Food Group Company (a)	23	800
Post Holdings, Inc. (a)	6	495
PriceSmart Inc.	4	256
Rite Aid Corporation (a) (b)	72	686
Sanderson Farms Inc.	5	560
Seaboard Corp.	—	9
SpartanNash Co.	4	71
Spectrum Brands Legacy, Inc.	6	345
Sprouts Farmers Market, Inc. (a)	29	606
The Andersons, Inc.	3	61
Treehouse Foods, Inc. (a)	11	430
United Natural Foods Inc. (a)	15	220
Universal Corp.	4	163
USANA Health Sciences, Inc. (a)	2	177
Vector Group Ltd.	20	195
Weis Markets Inc.	2	118
		14,188
Utilities 2.9%
ALLETE, Inc.	7	368
Atmos Energy Corporation	11	1,089
Avista Corporation	9	309
Black Hills Corporation	7	363
Clearway Energy, Inc. - Class C	12	331
Essential Utilities, Inc.	13	512
Evergy, Inc.	2	109
Hawaiian Electric Industries Inc.	11	382
IDACORP Inc.	5	435
MDU Resources Group Inc.	20	441
MGE Energy, Inc.	1	56
National Fuel Gas Company	13	508
New Jersey Resources Corp.	12	317
NiSource Inc.	13	280
Northwest Natural Holding Company	2	79
NorthWestern Corp.	7	341
NRG Energy, Inc.	23	702
OGE Energy Corp.	27	808
One Gas, Inc.	6	385
Ormat Technologies Inc.	3	197
Otter Tail Corp.	3	92
PNM Resources, Inc.	10	403
Portland General Electric Co.	12	432
South Jersey Industries Inc.	11	214
Southwest Gas Corp.	6	348
Spire, Inc.	6	309
		9,810
Energy 2.8%
Archrock, Inc.	27	148
Cabot Oil & Gas Corp.	38	665
Callon Petroleum Company (a) (b)	22	108
Centennial Resource Development, LLC - Class A (a) (b)	156	94
ChampionX Corporation (a)	22	177
Cheniere Energy, Inc. (a)	4	176
Cimarex Energy Co.	19	454
CNX Resources Corporation (a)	67	632
CVR Energy, Inc.	8	98
Delek US Holdings, Inc.	26	286
Diamondback Energy, Inc.	3	91
Dril-Quip Inc. (a)	7	171
EQT Corporation	109	1,410
Equitrans Midstream Corp.	26	222
Forum Energy Technologies, Inc. (a)	14	8
Green Plains Renewable Energy Inc. (a)	7	112
Gulfport Energy Corporation (a)	27	14
Helix Energy Solutions Group, Inc. (a)	40	97
Kosmos Energy Ltd.	80	78
Magnolia Oil & Gas Corp. - Class A (a)	18	93
Nabors Industries Ltd (b)	11	257
Oasis Petroleum Inc. (a) (b)	132	37
Oceaneering International, Inc. (a)	39	136
Oil States International Inc. (a)	7	18
Parsley Energy Inc. - Class A	42	390
Patterson-UTI Energy Inc.	114	324
PDC Energy, Inc. (a)	22	275
Peabody Energy Corp.	12	28
QEP Resources, Inc.	62	56
Range Resources Corporation	164	1,083
Reg Biofuels, LLC (a)	12	652
RPC Inc. (a)	10	26
SM Energy Company	96	153
Southwestern Energy Co. (a)	108	254
Tidewater Inc. (a)	2	14
U.S. Silica Holdings, Inc.	16	49
Whiting Petroleum Corporation (a)	1	11
WPX Energy, Inc. (a)	105	513
		9,410
Total Common Stocks (cost $357,364)		332,107
WARRANTS 0.0%
Whiting Petroleum Corporation - Series B (a) (b)	—	—
Whiting Petroleum Corporation - Series A (a) (b)	—	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 1.7%
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	3,742	3,742
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	1,749	1,749
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	193	193
Total Short Term Investments (cost $5,684)		5,684
Total Investments 101.0% (cost $363,048)		337,791
Other Derivative Instruments 0.0%		12
Other Assets and Liabilities, Net (1.0)%		(3,367)
Total Net Assets 100.0%		334,436

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	4	December 2020	302	(1)	(2)
S&P Midcap 400 Index	11	December 2020	2,049	13	(7)
				12	(9)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.0%
Information Technology 17.3%
Accenture Public Limited Company - Class A	30	6,795
Adobe Inc. (a)	29	14,332
ADS Alliance Data Systems, Inc.	4	153
Advanced Micro Devices, Inc. (a)	112	9,212
Akamai Technologies, Inc. (a)	22	2,439
Amdocs Limited	19	1,087
Amkor Technology, Inc. (a)	46	516
ANSYS, Inc. (a)	13	4,323
Apple Inc.	505	58,493
Applied Materials, Inc.	115	6,842
Arrow Electronics, Inc. (a)	25	1,932
Aspen Technology, Inc. (a)	3	375
Autodesk, Inc. (a)	17	3,823
Automatic Data Processing, Inc.	13	1,845
Avnet, Inc.	43	1,110
Black Knight, Inc. (a)	20	1,706
Booz Allen Hamilton Holding Corporation - Class A	29	2,414
Broadcom Inc.	10	3,791
Broadridge Financial Solutions, Inc.	15	1,931
CACI International Inc. - Class A (a)	7	1,544
Cadence Design Systems Inc. (a)	51	5,435
CDK Global, Inc.	17	743
CDW Corp.	5	547
Ciena Corp. (a)	23	909
Cirrus Logic Inc. (a)	14	974
Citrix Systems Inc.	17	2,320
Cognex Corp.	15	964
CoreLogic, Inc.	12	792
Corning Incorporated	209	6,783
Cree, Inc. (a)	32	2,053
Dolby Laboratories, Inc.	9	599
DXC Technology Company	31	545
Entegris, Inc.	9	692
EPAM Systems, Inc. (a)	4	1,361
Equifax Inc.	10	1,507
F5 Networks, Inc. (a)	3	395
Fair Isaac Corporation (a)	6	2,746
Fidelity National Information Services, Inc.	5	682
Fiserv, Inc. (a)	26	2,638
FleetCor Technologies Inc. (a)	1	310
Flex Ltd. (a)	65	727
FLIR Systems Inc.	16	587
Fortinet, Inc. (a)	18	2,143
Gartner Inc. (a)	3	398
Genpact Limited	30	1,154
Hewlett Packard Enterprise Company	423	3,962
HP Inc.	167	3,168
IHS Markit Ltd.	38	2,971
II-VI Incorporated (a)	22	879
Insight Enterprises, Inc. (a)	8	445
International Business Machines Corporation	177	21,558
Intuit Inc.	2	661
Jabil Inc.	46	1,572
Jack Henry & Associates Inc.	16	2,602
Juniper Networks, Inc.	128	2,755
KBR, Inc.	43	970
KLA-Tencor Corp.	21	4,008
Lam Research Corp.	18	5,814
Liveramp, Inc. (a)	8	415
Manhattan Associates Inc. (a)	11	1,011
Mantech International Corp. - Class A	8	556
Marvell Technology Group Ltd	109	4,336
MasterCard Incorporated - Class A	78	26,424
Maxim Integrated Products, Inc.	13	909
MAXIMUS Inc.	12	823
Microchip Technology Incorporated	15	1,530
Microsoft Corporation	118	24,752
MKS Instruments, Inc.	4	438
Motorola Solutions Inc.	59	9,322
NCR Corporation (a)	26	581
NetScout Systems, Inc. (a)	20	439
NortonLifelock Inc.	71	1,490
Nuance Communications, Inc. (a)	39	1,283
NVIDIA Corporation	39	21,134
Oracle Corporation	122	7,300
Paychex Inc.	28	2,253
Paypal Holdings, Inc. (a)	72	14,117
Pegasystems Inc.	3	363
Plexus Corp. (a)	7	518
PTC Inc. (a)	9	751
Qorvo, Inc. (a)	6	745
Qualcomm Incorporated	208	24,428
Salesforce.Com, Inc. (a)	53	13,438
Sanmina Corp. (a)	19	503
Science Applications International Corp.	5	427
Seagate Technology Public Limited Company	132	6,511
Skyworks Solutions, Inc.	24	3,424
Synaptics Incorporated (a)	14	1,137
SYNNEX Corporation	10	1,373
Synopsys Inc. (a)	11	2,443
Teradata Corporation (a)	30	689
Teradyne Inc.	45	3,568
Texas Instruments Incorporated	66	9,476
Trimble Inc. (a)	13	646
Tyler Technologies Inc. (a)	5	1,631
Vishay Intertechnology Inc.	33	516
Western Digital Corporation	39	1,437
Xerox Holdings Corporation	38	705
Xilinx, Inc.	15	1,594
Zebra Technologies Corp. - Class A (a)	4	956
		410,424
Consumer Discretionary 15.0%
Aaron's, Inc.	17	943
Abercrombie & Fitch Co. - Class A	72	1,001
Adient Public Limited Company (a)	47	816
Adtalem Global Education Inc. (a)	16	397
Advance Auto Parts, Inc.	4	689
Amazon.com, Inc. (a)	8	24,154
American Axle & Manufacturing Holdings, Inc. (a)	73	418
American Eagle Outfitters, Inc.	188	2,788
Aramark	16	423
Asbury Automotive Group, Inc. (a)	7	703
AutoNation, Inc. (a)	25	1,324
AutoZone, Inc. (a)	3	4,044
Bed Bath & Beyond Inc. (b)	282	4,227
Best Buy Co., Inc.	98	10,903
Bloomin' Brands, Inc.	71	1,080
BorgWarner Inc.	14	528
Bright Horizons Family Solutions Inc. (a)	7	1,044
Brinker International Inc.	77	3,298
Brunswick Corp.	12	687
Buckle Inc.	19	392
Burlington Stores Inc. (a)	5	987
Carmax Inc. (a)	10	891
Carter's Inc.	20	1,745
Cheesecake Factory Inc. (b)	72	1,989
Chipotle Mexican Grill Inc. (a)	4	5,497
Churchill Downs Inc.	11	1,724
Cooper Tire & Rubber Co.	19	600
Cracker Barrel Old Country Store, Inc.	15	1,675
D.R. Horton, Inc.	20	1,547
Dana Holding Corp.	48	592
Darden Restaurants Inc.	14	1,382
Deckers Outdoor Corp. (a)	12	2,560
Delphi Technologies PLC (a)	18	299
Delta Air Lines, Inc.	16	487
Designer Brands Inc. - Class A	57	308
Dick's Sporting Goods Inc.	32	1,865
Dillard's Inc. - Class A (b)	7	262
Dollar Tree Inc. (a)	13	1,222
Domino's Pizza, Inc.	19	8,175
Dorman Products Inc. (a)	5	434
Dunkin' Brands Group Inc.	19	1,544
eBay Inc.	80	4,168
Extended Stay America, Inc. - Class B	58	694

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Foot Locker, Inc.	71	2,342
Ford Motor Company	1,750	11,653
FTI Consulting Inc. (a)	14	1,482
Gap Inc.	210	3,576
General Motors Company	518	15,315
Gentex Corp.	50	1,284
Genuine Parts Co.	12	1,165
G-III Apparel Group, Ltd. (a)	23	296
Graham Holdings Co.	1	432
Grand Canyon Education, Inc. (a)	3	237
Group 1 Automotive Inc.	8	747
Guess Inc.	43	494
H & R Block, Inc.	80	1,307
Hanesbrands Inc.	113	1,784
Harley-Davidson, Inc.	14	340
Hasbro, Inc.	8	664
Helen of Troy Ltd (a)	4	847
Hilton Worldwide Holdings Inc.	10	876
IAA Spinco Inc. (a)	7	387
International Game Technology PLC (b)	78	866
Jack in the Box Inc.	17	1,380
JetBlue Airways Corporation (a)	87	987
KAR Auction Services, Inc.	30	428
KB Home	15	591
Kohl's Corporation	70	1,300
Kontoor Brands, Inc.	21	508
L Brands, Inc.	99	3,150
Las Vegas Sands Corp.	38	1,775
La-Z-Boy Inc.	11	334
LCI Industries	3	299
Lear Corporation	13	1,367
Leggett & Platt Inc.	38	1,575
Lennar Corporation - Class A	17	1,386
Lithia Motors Inc. - Class A	10	2,331
Lowe`s Companies, Inc.	129	21,475
Macy's, Inc. (b)	247	1,407
Marriott International, Inc. - Class A	13	1,245
Mattel, Inc. (a)	36	425
McDonald's Corporation	110	24,164
MDC Holdings Inc.	17	822
Meritage Homes Corporation (a)	13	1,420
Murphy USA Inc. (a)	13	1,655
Newell Brands Inc.	18	309
NIKE, Inc. - Class B	72	9,061
Nordstrom Inc. (b)	73	868
NVR, Inc. (a)	1	2,727
Ollie's Bargain Outlet Holdings Inc. (a)	12	1,092
O'Reilly Automotive, Inc. (a)	10	4,423
Papa John's International Inc.	10	827
Penn National Gaming Inc. (a) (b)	44	3,180
Penske Automotive Group, Inc.	13	599
Polaris Industries Inc.	10	968
Pool Corporation	8	2,612
Pulte Homes Inc.	65	3,016
PVH Corp.	6	346
Qurate Retail, Inc. - Class A	178	1,281
Ralph Lauren Corp. - Class A	13	852
Ross Stores Inc.	20	1,830
Sally Beauty Holdings, Inc. (a)	51	441
Seaworld Entertainment, Inc. (a)	29	563
Service Corp. International	20	846
ServiceMaster Holding Corporation (a)	18	721
Signet Jewelers Limited (b)	70	1,316
Six Flags Operations Inc.	44	887
Sonic Automotive, Inc. - Class A	17	700
Southwest Airlines Co.	8	314
Starbucks Corporation	140	12,062
Steven Madden Ltd.	22	428
Taylor Morrison Home II Corporation - Class A (a)	28	678
Tempur Sealy International, Inc. (a)	8	744
Tenneco Inc. (a)	39	272
Tesla Inc. (a)	21	8,850
Texas Roadhouse Inc.	14	825
The Goodyear Tire & Rubber Company	74	569
The Home Depot, Inc.	135	37,397
The Wendy's Company	92	2,050
Thor Industries Inc.	24	2,316
Tiffany & Co.	12	1,376
TJX Cos. Inc.	142	7,897
TopBuild Corp. (a)	4	755
Tractor Supply Co.	24	3,428
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4	905
United Airlines Holdings, Inc. (a)	4	146
Urban Outfitters Inc. (a)	62	1,296
Vail Resorts, Inc.	7	1,421
VF Corp.	25	1,782
Visteon Corporation (a)	11	791
Whirlpool Corporation	20	3,680
Williams-Sonoma Inc.	38	3,445
Yum! Brands, Inc.	57	5,227
		354,743
Consumer Staples 14.3%
Altria Group, Inc.	149	5,760
Archer-Daniels-Midland Company	102	4,741
B&G Foods, Inc. (b)	35	966
Boston Beer Co. Inc. - Class A (a)	4	3,313
Brown-Forman Corp. - Class B	35	2,606
Bunge Limited	49	2,253
Cal-Maine Foods Inc. (a)	14	547
Campbell Soup Company	44	2,111
Casey's General Stores Inc.	7	1,280
Central Garden & Pet Co. - Class A (a)	9	308
Church & Dwight Co. Inc.	33	3,077
Coca-Cola European Partners PLC	14	528
Colgate-Palmolive Co.	103	7,984
ConAgra Brands Inc.	80	2,847
Constellation Brands, Inc. - Class A	7	1,358
Costco Wholesale Corporation	87	30,902
Coty Inc. - Class A	12	31
Darling Ingredients Inc. (a)	31	1,118
Dollar General Corporation	80	16,830
Edgewell Personal Care Colombia S A S (a)	17	485
Estee Lauder Cos. Inc. - Class A	16	3,440
Flowers Foods Inc.	27	651
General Mills, Inc.	85	5,228
Hain Celestial Group Inc. (a)	20	671
Herbalife Nutrition Ltd. (a)	34	1,564
Hershey Co.	16	2,284
Hormel Foods Corp.	23	1,119
Ingredion Inc.	8	636
J&J Snack Foods Corp.	3	329
JM Smucker Co.	15	1,786
Kellogg Co.	55	3,528
Keurig Dr Pepper Inc.	23	631
Kimberly-Clark Corporation	38	5,541
Kraft Heinz Foods Company	129	3,859
Lamb Weston Holdings Inc.	17	1,159
Lancaster Colony Corp.	4	643
McCormick & Co. Inc.	16	3,042
Mondelez International, Inc. - Class A	34	1,956
Monster Beverage 1990 Corporation (a)	38	3,071
National Beverage Corp. (a)	5	314
Nomad Foods Limited (a)	37	947
Nu Skin Enterprises, Inc. - Class A	17	843
PepsiCo, Inc.	177	24,503
Performance Food Group Company (a)	41	1,403
Philip Morris International Inc.	192	14,411
Pilgrim's Pride Corporation (a)	5	74
Post Holdings, Inc. (a)	6	512
Procter & Gamble Co.	230	32,014
Rite Aid Corporation (a) (b)	81	770
Sanderson Farms Inc.	8	997
Spectrum Brands Legacy, Inc.	5	269
Sprouts Farmers Market, Inc. (a)	75	1,575
Sysco Corp.	92	5,748
Target Corporation	165	26,012
The Clorox Company	20	4,262
The Coca-Cola Company	516	25,479
The Kroger Co.	331	11,238

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Treehouse Foods, Inc. (a)	21	854
Tyson Foods Inc. - Class A	59	3,537
US Foods Holding Corp. (a)	49	1,095
USANA Health Sciences, Inc. (a)	4	261
Walgreens Boots Alliance, Inc.	232	8,324
Walmart Inc.	307	42,961
		338,586
Health Care 14.1%
AbbVie Inc.	219	19,227
Align Technology, Inc. (a)	13	4,197
Amedisys, Inc. (a)	5	1,202
AmerisourceBergen Corporation	7	709
Amgen Inc.	77	19,572
AMN Healthcare Services, Inc. (a)	5	295
Anthem, Inc.	29	7,903
Baxter International Inc.	57	4,548
Becton, Dickinson and Company	7	1,566
Biogen Inc. (a)	20	5,781
BioMarin Pharmaceutical Inc. (a)	17	1,289
Bio-Rad Laboratories, Inc. - Class A (a)	6	3,049
Bio-Techne Corporation	3	679
Bristol-Myers Squibb Company	186	11,185
Bruker Corp.	12	468
Cardinal Health, Inc.	87	4,083
Catalent Inc. (a)	28	2,368
Centene Corporation (a)	34	1,999
Cerner Corp.	19	1,380
Charles River Laboratories International Inc. (a)	4	996
Chemed Corporation	3	1,262
Cigna Holding Company	22	3,775
Cooper Cos. Inc.	5	1,647
Covetrus, Inc. (a)	13	324
CVS Health Corporation	283	16,506
Danaher Corporation	71	15,194
DaVita Inc. (a)	30	2,558
Dentsply Sirona Inc.	19	847
Edwards Lifesciences Corporation (a)	56	4,507
Eli Lilly & Co.	66	9,800
Encompass Health Corporation	21	1,392
Gilead Sciences, Inc.	373	23,591
Globus Medical Inc. - Class A (a)	11	542
HCA Healthcare, Inc.	27	3,315
Henry Schein Inc. (a)	17	979
Humana Inc.	26	10,937
Intuitive Surgical, Inc. (a)	1	439
Johnson & Johnson	216	32,123
Laboratory Corporation of America Holdings (a)	4	815
LHC Group, Inc. (a)	4	901
Magellan Health Services Inc. (a)	5	360
Masimo Corp. (a)	14	3,281
McKesson Corporation	46	6,814
Mednax, Inc. (a)	29	474
Merck & Co., Inc.	316	26,252
Mettler-Toledo International Inc. (a)	3	3,292
Molina Healthcare, Inc. (a)	14	2,532
Myriad Genetics, Inc. (a)	44	572
OPKO Health, Inc. (a)	84	310
Patterson Cos. Inc.	35	834
PerkinElmer Inc.	12	1,464
Pfizer Inc.	304	11,143
Premier Healthcare Solutions, Inc. - Class A	13	442
Quest Diagnostics Incorporated	17	1,978
Regeneron Pharmaceuticals, Inc. (a)	5	2,703
ResMed Inc.	22	3,809
Select Medical Holdings Corporation (a)	23	484
Steris Limited	7	1,155
Syneos Health, Inc. - Class A (a)	7	367
Teleflex Incorporated	5	1,610
Tenet Healthcare Corporation (a)	55	1,358
United Therapeutics Corporation (a)	13	1,342
UnitedHealth Group Incorporated	58	18,000
Varian Medical Systems, Inc. (a)	24	4,104
Vertex Pharmaceuticals Incorporated (a)	20	5,484
Waters Corp. (a)	8	1,489
West Pharmaceutical Services Inc.	9	2,436
Zoetis Inc. - Class A	38	6,338
		334,377
Industrials 9.4%
3M Company	56	8,996
ABM Industries Incorporated	15	566
Acuity Brands, Inc.	8	836
Advanced Disposal Services, Inc. (a)	17	527
AECOM (a)	44	1,857
AGCO Corporation	23	1,683
Allegiant Travel Company	4	449
Allison Systems, Inc.	26	921
AMERCO	2	656
American Airlines Group Inc. (b)	67	821
AO Smith Corp.	27	1,409
Applied Industrial Technologies, Inc.	10	558
Arcosa, Inc.	9	390
Armstrong World Industries, Inc.	9	612
Atlas Air Worldwide Holdings, Inc. (a)	18	1,092
Avis Budget Group, Inc. (a)	120	3,156
Builders FirstSource, Inc. (a)	19	609
BWXT Government Group, Inc.	16	886
C.H. Robinson Worldwide, Inc.	33	3,413
Cintas Corp.	15	4,934
Colfax Corp. (a)	26	823
Copart Inc. (a)	43	4,473
CoStar Group, Inc. (a)	3	2,867
Crane Co.	7	336
CSX Corp.	46	3,584
Cummins Inc.	16	3,430
Curtiss-Wright Corp.	7	608
Deluxe Corp.	17	443
Donaldson Co. Inc.	14	637
Dycom Industries, Inc. (a)	10	534
Eaton Corporation Public Limited Company	24	2,470
Emerson Electric Co.	57	3,740
Expeditors International of Washington Inc.	28	2,526
Fastenal Co.	75	3,390
FedEx Corporation	15	3,678
Fluor Corp.	83	731
Fortive Corporation	3	262
Fortune Brands Home & Security, Inc.	8	703
Franklin Electric Co. Inc.	7	421
GATX Corporation (b)	7	471
Generac Holdings Inc. (a)	21	3,992
General Dynamics Corporation	8	1,060
General Electric Company	1,331	8,290
Graco Inc.	20	1,223
Greenbrier Cos. Inc.	14	420
Hawaiian Holdings, Inc.	48	623
HD Supply Holdings, Inc (a)	35	1,445
Healthcare Services Group Inc.	26	559
Herman Miller Inc.	16	478
Hertz Global Holdings, Inc. (a)	90	100
Hexcel Corp.	16	548
Hillenbrand Inc.	10	282
HUB Group Inc. - Class A (a)	11	530
Hubbell Inc.	3	463
Huntington Ingalls Industries Inc.	2	241
IDEX Corporation	8	1,431
Illinois Tool Works Inc.	43	8,291
ITT Industries Holdings, Inc.	15	886
Jacobs Engineering Group Inc.	33	3,058
JB Hunt Transport Services Inc.	10	1,232
Kansas City Southern	6	1,016
Knight-Swift Transportation Holdings Inc. - Class A	42	1,728
L3Harris Technologies, Inc.	13	2,273
Landstar System Inc.	9	1,109
Lennox International Inc.	9	2,323
Lincoln Electric Holdings Inc.	9	801
Lockheed Martin Corporation	30	11,322
Macquarie Infrastructure Corporation	23	616
ManpowerGroup Inc.	27	1,952
Masco Corporation	74	4,054

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Masonite International Corporation (a)	6	553
Meritor, Inc. (a)	16	325
Moog Inc. - Class A	9	577
MSA Safety Inc.	4	561
MSC Industrial Direct Co. - Class A	14	918
Nielsen Holdings plc	24	340
Nordson Corp.	8	1,525
Northrop Grumman Systems Corp.	18	5,814
Old Dominion Freight Line Inc.	18	3,345
Owens Corning Inc.	11	791
Parker-Hannifin Corporation	8	1,560
Pentair Public Limited Company	31	1,399
Quanta Services, Inc.	44	2,313
Regal-Beloit Corp.	3	274
Republic Services Inc.	16	1,462
Resideo Technologies, Inc. (a)	31	341
Robert Half International Inc.	17	888
Rockwell Automation Inc.	16	3,606
Rollins Inc.	32	1,756
Ryder System, Inc.	18	748
Saia, Inc. (a)	3	382
Schneider National, Inc. - Class B	13	316
Simpson Manufacturing Co. Inc.	3	330
SkyWest Inc.	17	507
Stericycle Inc. (a)	13	844
Teledyne Technologies Inc. (a)	4	1,383
Terex Corp.	28	547
The Boeing Company	31	5,182
Timken Co.	16	894
Toro Co.	17	1,445
TransDigm Group Inc.	3	1,432
Trinity Industries Inc.	29	574
Union Pacific Corporation	71	14,053
United Parcel Service Inc. - Class B	82	13,584
United Rentals Inc. (a)	4	650
Verisk Analytics, Inc.	23	4,244
W. W. Grainger, Inc.	5	1,955
Waste Connections, Inc.	10	1,085
Waste Management, Inc.	29	3,321
Watsco Inc.	7	1,560
Werner Enterprises Inc.	26	1,075
WESCO International, Inc. (a)	29	1,297
XPO Logistics, Inc. (a)	16	1,325
Xylem Inc.	20	1,647
		221,572
Communication Services 8.9%
Activision Blizzard, Inc.	46	3,758
Alphabet Inc. - Class A (a)	16	23,807
AMC Entertainment Holdings, Inc. - Class A (b)	60	280
AMC Networks, Inc. - Class A (a)	14	348
AT&T Inc.	536	15,293
Booking Holdings Inc. (a)	1	2,114
Cable One, Inc.	1	2,057
CenturyLink Inc.	483	4,873
Charter Communications, Inc. - Class A (a)	15	9,671
Cinemark Holdings, Inc.	30	302
Comcast Corporation - Class A	316	14,611
Electronic Arts Inc. (a)	24	3,081
Facebook, Inc. - Class A (a)	91	23,709
GCI Liberty, Inc. - Class A (a)	7	613
Interpublic Group of Cos. Inc.	114	1,898
Liberty Broadband Corp. - Class C (a)	18	2,538
Liberty SiriusXM Group - Class C (a)	80	2,661
Netflix, Inc. (a)	19	9,636
New York Times Co. - Class A	25	1,049
News Corporation - Class A	116	1,626
Omnicom Group Inc.	42	2,071
Sinclair Broadcast Group Inc. - Class A	16	305
Sirius XM Holdings Inc.	109	583
Snap Inc. - Class A (a)	229	5,980
Take-Two Interactive Software Inc. (a)	22	3,646
TEGNA Inc.	55	641
Telephone & Data Systems Inc.	27	492
The Madison Square Garden Company - Class A (a)	3	449
T-Mobile USA, Inc. (a)	40	4,619
VeriSign, Inc. (a)	5	1,035
Verizon Communications Inc.	538	32,013
ViacomCBS Inc. - Class B	143	4,018
Walt Disney Co.	195	24,150
Zillow Group, Inc. - Class C (a)	40	4,076
Zynga Inc. - Class A (a)	257	2,347
		210,350
Financials 8.3%
Affiliated Managers Group, Inc.	10	709
AFLAC Incorporated	50	1,814
Alleghany Corporation	1	595
Ally Financial Inc.	159	3,987
American Equity Investment Life Holding Company	11	239
American Financial Group, Inc.	8	560
American International Group, Inc.	280	7,706
Ameriprise Financial, Inc.	6	978
Annaly Capital Management, Inc.	162	1,157
Arthur J Gallagher & Co.	23	2,387
Artisan Partners Asset Management Inc. - Class A	15	582
Assurant, Inc.	7	874
BlackRock, Inc.	9	4,881
Blackstone Mortgage Trust, Inc. - Class A	33	729
Brighthouse Financial, Inc. (a)	38	1,016
Brown & Brown Inc.	34	1,558
Cannae Holdings, Inc. (a)	15	566
Capital One Financial Corporation	140	10,039
Chubb Limited	40	4,696
Cincinnati Financial Corporation	8	642
CIT Group Inc.	45	790
CME Group Inc.	17	2,846
CNO Financial Group, Inc.	44	713
Discover Financial Services	44	2,539
E*TRADE Financial Corp.	30	1,520
Eaton Vance Corp.	21	793
Erie Indemnity Company - Class A	2	395
Evercore Inc. - Class A	7	458
FactSet Research Systems Inc.	6	1,941
Federated Investors, Inc. - Class B	23	503
Fidelity National Financial, Inc.	22	677
First American Financial Corporation	26	1,320
First Republic Bank	11	1,181
FirstCash, Inc.	7	391
Franklin Resources Inc.	118	2,395
Genworth Financial, Inc. - Class A (a)	234	785
Hanover Insurance Group Inc.	8	708
Houlihan Lokey Inc. - Class A	8	473
Intercontinental Exchange, Inc.	57	5,710
Invesco Ltd.	150	1,710
Jefferies Financial Group Inc.	32	569
Kemper Corp.	8	504
Ladder Capital Corp - Class A	24	171
Lincoln National Corporation	62	1,929
Loews Corp.	45	1,574
LPL Financial Holdings Inc.	21	1,612
Markel Corporation (a)	1	852
MarketAxess Holdings Inc.	6	3,005
Marsh & McLennan Companies, Inc.	74	8,487
Mercury General Corp.	14	598
MetLife, Inc.	87	3,226
MFA Financial, Inc.	139	372
Moelis & Company LLC - Class A	12	434
Moody's Corp.	16	4,698
Morgan Stanley	72	3,462
Morningstar Inc.	3	554
MSCI Inc.	14	4,914
NASDAQ Inc.	15	1,833
National General Holdings Corp.	12	416
Navient Corporation	117	986
New York Community Bancorp Inc.	30	249
Old Republic International Corp.	41	606
PacWest Bancorp	24	409
PennyMac Financial Services, Inc.	8	447
Progressive Corp.	38	3,610

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Prudential Financial Inc.	30	1,935
RLI Corp.	7	599
S&P Global Inc.	24	8,582
Santander Consumer USA Holdings Inc.	47	846
SEI Investments Co.	18	913
State Street Corporation	21	1,228
Stewart Information Services Corp.	7	286
SVB Financial Group (a)	5	1,121
T. Rowe Price Group, Inc.	36	4,626
The Allstate Corporation	69	6,513
The Blackstone Group Inc.	24	1,263
The Goldman Sachs Group, Inc.	22	4,452
The PRA Group, Inc. (a)	13	516
The Travelers Companies, Inc.	65	7,025
Tradeweb Markets Inc. - Class A	12	700
Two Harbors Investment Corp.	163	830
Ubiquiti Inc.	1	244
Unum Group	48	811
Virtu Financial Inc. - Class A	27	620
Visa Inc. - Class A	137	27,392
Voya Financial, Inc.	50	2,381
W. R. Berkley Corporation	15	928
Waddell & Reed Financial Inc. - Class A	29	436
Western Union Co.	73	1,557
White Mountains Insurance Group Ltd	1	429
Willis Towers Watson Public Limited Company	8	1,569
		196,882
Real Estate 4.1%
AGNC Investment Corp.	57	786
Alexandria Real Estate Equities, Inc.	17	2,696
American Campus Communities, Inc.	36	1,261
American Homes 4 Rent - Class A	44	1,240
American Tower Corporation	11	2,608
Apartment Investment and Management Company - Class A	23	788
Apollo Commercial Real Estate Finance, Inc.	36	327
Apple Hospitality REIT, Inc.	73	705
AvalonBay Communities, Inc.	4	527
Boston Properties Inc.	4	283
Brandywine Realty Trust	57	587
Brixmor Property Group Inc.	59	694
Camden Property Trust	18	1,631
Chimera Investment Corporation	129	1,056
Colony Capital, Inc. - Class A	200	547
CoreCivic, Inc.	51	406
Corporate Office Properties Trust	22	526
Cousins Properties Incorporated	14	411
Crown Castle International Corp.	44	7,261
CubeSmart	31	995
Cyrusone LLC	14	1,005
Digital Realty Trust Inc.	9	1,290
Douglas Emmett, Inc.	23	580
Duke Realty Corp.	63	2,329
EastGroup Properties Inc.	4	568
EPR Properties	11	295
Equinix, Inc.	8	6,185
Equity Commonwealth	23	608
Equity Lifestyle Properties, Inc.	18	1,075
Equity Residential	13	644
Essex Property Trust Inc.	2	386
Extra Space Storage Inc.	15	1,655
Federal Realty Investment Trust	12	890
First Industrial Realty Trust, Inc.	19	764
Gaming and Leisure Properties, Inc.	35	1,303
Healthcare Realty Trust Inc.	20	606
Healthcare Trust of America, Inc. - Class A	50	1,310
Healthpeak Properties, Inc.	11	310
Highwoods Properties Inc.	23	774
Hudson Pacific Properties Inc.	38	839
Invesco Mortgage Capital Inc. (b)	96	259
Invitation Homes Inc.	75	2,113
Iron Mountain Incorporated	19	507
JBG Smith Properties	6	159
Kilroy Realty Corporation	22	1,135
Kimco Realty Corporation	86	968
Lamar Advertising Co. - Class A	23	1,541
Lexington Realty Trust	50	526
Life Storage Inc.	11	1,142
Medical Properties Trust, Inc.	67	1,177
Mid-America Apartment Communities, Inc.	4	452
National Retail Properties, Inc.	10	348
New Residential Investment Corp.	7	54
New York Mortgage Trust Inc.	113	289
Omega Healthcare Investors, Inc.	29	880
OUTFRONT Media Inc.	59	860
Paramount Group, Inc.	61	432
PennyMac Mortgage Investment Trust	42	682
Physicians Realty Trust	31	557
Piedmont Office Realty Trust Inc. - Class A	24	321
ProLogis Inc.	75	7,526
PS Business Parks, Inc.	5	555
Public Storage	12	2,658
Rayonier Inc.	19	515
Realogy Holdings Corp. (a) (b)	71	675
Realty Income Corporation	4	250
Redwood Trust Inc.	76	572
Regency Centers Corp.	34	1,299
Retail Properties of America, Inc. - Class A	86	498
RLJ III-EM Columbus Lessee, LLC	52	447
Ryman Hospitality Properties, Inc.	8	297
SBA Communications Corporation	13	4,110
Service Properties Trust	91	722
Simon Property Group, Inc.	24	1,536
SITE Centers Corp.	88	631
SL Green Realty Corp.	6	270
Spirit Realty Capital, Inc.	20	680
STAG Industrial, Inc.	10	302
Starwood Property Trust, Inc.	90	1,354
STORE Capital Corp.	34	932
Sun Communities Inc.	11	1,542
Sunstone Hotel Investors Inc.	65	513
Taubman Centers Inc.	18	603
The GEO Group, Inc.	33	375
UDR, Inc.	43	1,388
Ventas, Inc.	10	432
VEREIT, Inc.	64	415
VICI Properties Inc.	23	536
Vornado Realty Trust	8	268
W.P. Carey Inc.	23	1,504
Weingarten Realty Investors	26	446
Welltower Inc.	10	531
Weyerhaeuser Company	22	629
		98,164
Energy 3.5%
Apache Corporation	21	200
Baker Hughes, a GE Company, LLC - Class A	232	3,080
Cabot Oil & Gas Corp.	29	511
Chevron Corporation	293	21,112
CNX Resources Corporation (a)	114	1,076
ConocoPhillips	135	4,441
CVR Energy, Inc.	6	71
Delek US Holdings, Inc.	15	166
EQT Corporation	55	709
Exxon Mobil Corporation	461	15,819
Helix Energy Solutions Group, Inc. (a)	80	192
Helmerich & Payne Inc.	11	168
Hess Corporation	73	3,008
HollyFrontier Corp.	109	2,139
Kinder Morgan, Inc.	99	1,223
Marathon Oil Corporation	223	911
Marathon Petroleum Corporation	247	7,241
Murphy Oil Corporation	65	578
National Oilwell Varco, Inc.	195	1,763
Patterson-UTI Energy Inc.	112	319
PBF Energy Inc. - Class A	51	290
Phillips 66	137	7,113
Range Resources Corporation	185	1,228
Reg Biofuels, LLC (a)	17	892
Southwestern Energy Co. (a)	125	294

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Transocean Ltd. (a) (b)	142	114
Valero Energy Corporation	184	7,990
World Fuel Services Corp.	26	548
		83,196
Materials 2.8%
Air Products and Chemicals, Inc.	13	3,993
Albemarle Corporation	15	1,351
Alcoa Corporation (a)	70	819
Amcor Plc	79	878
AptarGroup, Inc.	8	857
Avery Dennison Corporation	13	1,648
Avient Corporation	19	500
Axalta Coating Systems Ltd. (a)	24	541
Ball Corporation	29	2,395
Berry Global Group, Inc. (a)	16	767
Boise Cascade Company	12	483
Carpenter Technology Corp.	18	326
Celanese Corp. - Class A	8	869
Commercial Metals Co.	35	706
Compass Minerals International, Inc.	10	612
Crown Holdings Inc. (a)	28	2,142
Domtar Corp.	30	782
Eastman Chemical Co.	8	639
Ecolab Inc.	13	2,690
FMC Corporation	9	1,004
Freeport-McMoRan Inc. - Class B	143	2,238
Graphic Packaging Holding Company	81	1,144
Hecla Mining Co.	179	908
Huntsman Corp.	12	277
International Flavors & Fragrances Inc.	3	409
Louisiana-Pacific Corp.	38	1,127
LyondellBasell Industries N.V. - Class A	84	5,931
MOS Holdings Inc.	166	3,033
NewMarket Corp.	1	462
Newmont Corporation	56	3,542
Nucor Corporation	24	1,066
O-I Glass, Inc.	52	548
Olin Corporation	72	891
PPG Industries, Inc.	19	2,330
Reliance Steel & Aluminum Co.	17	1,693
RPM International Inc.	16	1,311
Scotts Miracle-Gro Co. - Class A	12	1,771
Sensient Technologies Corporation	12	669
Sherwin-Williams Co.	6	3,993
Silgan Holdings Inc.	19	685
Sonoco Products Co.	12	611
Steel Dynamics Inc.	14	408
The Chemours Company	43	908
Trinseo S.A.	15	378
UFP Industries, Inc.	12	684
United States Steel Corporation	32	238
W. R. Grace & Co.	8	308
Warrior Met Coal, Inc.	24	407
Westrock Company, Inc.	93	3,232
Worthington Industries Inc.	9	351
		65,555
Utilities 1.3%
AVANGRID, Inc.	1	76
Avista Corporation	14	471
Dominion Energy, Inc.	16	1,252
Entergy Corporation	27	2,621
Exelon Corporation	145	5,200
Hawaiian Electric Industries Inc.	14	453
MDU Resources Group Inc.	16	365
National Fuel Gas Company	12	477
NextEra Energy, Inc.	30	8,275
NRG Energy, Inc.	21	633
PPL Corporation	24	653
The AES Corporation	244	4,424
The Southern Company	53	2,852
Vistra Energy Corp.	97	1,822
		29,574
Total Common Stocks (cost $2,210,390)		2,343,423
PREFERRED STOCKS 0.0%
Consumer Discretionary 0.0%
Qurate Retail, Inc. (a)	4	377
Total Preferred Stocks (cost $692)		377
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	13,854	13,854
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	1,717	1,717
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	655	655
Total Short Term Investments (cost $16,226)		16,226
Total Investments 99.7% (cost $2,227,308)		2,360,026
Other Derivative Instruments 0.0%		63
Other Assets and Liabilities, Net 0.3%		6,514
Total Net Assets 100.0%		2,366,603

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	125	December 2020	20,976	49	(26)
S&P Midcap 400 Index	37	December 2020	6,900	14	(33)
				63	(59)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Balanced Fund
COMMON STOCKS 65.2%
Information Technology 14.8%
Accenture Public Limited Company - Class A	2	432
Advanced Micro Devices, Inc. (a)	13	1,037
Amadeus IT Group SA	7	385
Amphenol Corporation - Class A	2	224
Analog Devices, Inc.	2	258
Apple Inc.	74	8,620
Applied Materials, Inc.	22	1,334
ASML Holding - ADR	1	258
ASML Holding	3	962
Atlassian Corporation PLC - Class A (a)	1	146
Broadcom Inc.	5	1,737
Broadridge Financial Solutions, Inc.	—	13
Cabot Microelectronics Corporation	—	7
CDW Corp.	1	93
Cisco Systems, Inc.	11	445
Citrix Systems Inc.	1	111
Cognizant Technology Solutions Corp. - Class A	3	221
Coupa Software Incorporated (a)	—	56
DocuSign, Inc. (a)	2	350
Entegris, Inc.	—	20
Equifax Inc.	3	415
Fidelity National Information Services, Inc.	10	1,500
Fiserv, Inc. (a)	14	1,414
FleetCor Technologies Inc. (a)	1	257
Global Payments Inc.	9	1,591
Hamamatsu Photonics KK	9	464
IHS Markit Ltd.	—	15
Intuit Inc.	5	1,607
Keysight Technologies, Inc. (a)	3	325
KLA-Tencor Corp.	—	7
Lam Research Corp.	2	746
Largan Precision Co. Ltd.	2	234
Leidos Holdings Inc.	1	98
Marvell Technology Group Ltd	12	486
MasterCard Incorporated - Class A	8	2,565
Maxim Integrated Products, Inc.	3	177
Micron Technology, Inc. (a)	22	1,056
Microsoft Corporation	47	9,859
Monolithic Power Systems Inc.	—	64
Motorola Solutions Inc.	2	349
Murata Manufacturing Co. Ltd.	9	594
NAVER Corp.	2	427
NEC Electronics Corp. (a)	29	215
NortonLifelock Inc.	14	299
NTT Data Corp. (b)	51	649
NVIDIA Corporation	6	3,061
NXP Semiconductors N.V.	15	1,857
Omron Corp.	5	397
Oracle Corporation	2	110
Paycom Software, Inc. (a)	—	130
Paypal Holdings, Inc. (a)	10	1,904
Qualcomm Incorporated	25	2,981
Salesforce.Com, Inc. (a)	10	2,627
Samsung Electronics Co. Ltd.	24	1,205
SAP SE	8	1,198
ServiceNow, Inc. (a)	3	1,669
Snowflake Inc. - Class A (a) (b)	—	105
Splunk Inc. (a)	3	578
Spotify Technology S.A. (a)	1	305
Synopsys Inc. (a)	5	1,068
Taiwan Semiconductor Manufacturing Co. Ltd.	110	1,662
TE Connectivity Ltd.	1	96
Telefonaktiebolaget LM Ericsson - Class B	80	875
Teradyne Inc.	1	40
Texas Instruments Incorporated	5	762
Tokyo Electron Ltd. (b)	2	496
Twilio Inc. - Class A (a)	—	23
Wix.Com Ltd. (a)	1	326
Workday, Inc. - Class A (a)	3	717
Xilinx, Inc.	2	225
Zoom Video Communications, Inc. - Class A (a)	1	293
		66,832
Health Care 8.9%
Abbott Laboratories	1	160
AbbVie Inc.	17	1,486
Agilent Technologies, Inc.	8	803
Alcon AG (a)	4	203
Alexion Pharmaceuticals, Inc. (a)	—	52
Align Technology, Inc. (a)	—	7
Amgen Inc.	2	380
Anthem, Inc.	5	1,233
Ascendis Pharma A/S - ADR (a)	1	184
Astellas Pharma Inc.	84	1,250
AstraZeneca PLC - ADR	2	99
Bausch Health Companies Inc. (a)	14	218
Bayer AG	14	875
Becton, Dickinson and Company	3	762
Biogen Inc. (a)	1	185
Boston Scientific Corporation (a)	18	691
Centene Corporation (a)	10	606
Cie Generale d'Optique Essilor International SA	4	475
Cigna Holding Company	6	1,069
Cooper Cos. Inc.	—	37
CSL Ltd.	1	230
CVS Health Corporation	2	132
Danaher Corporation	18	3,807
Edwards Lifesciences Corporation (a)	—	8
Elanco Animal Health (a)	20	562
Elekta AB (publ) - Class B (b)	38	479
Eli Lilly & Co.	3	492
Evotec SE (a)	8	223
Exact Sciences Corporation (a)	1	101
Fresenius SE & Co. KGaA	15	679
GlaxoSmithKline PLC - ADR	21	772
HCA Healthcare, Inc.	9	1,146
Hologic Inc. (a)	2	127
Humana Inc.	1	363
Incyte Corporation (a)	4	360
Intuitive Surgical, Inc. (a)	2	1,529
IPSEN	3	362
Johnson & Johnson	4	624
McKesson Corporation	—	36
Medtronic Public Limited Company	5	560
Merck & Co., Inc.	5	410
Novartis AG	20	1,724
Novartis AG - ADR	—	41
Novo Nordisk A/S - Class B	4	262
Otsuka Holdings Co., Ltd.	14	584
Pfizer Inc.	9	332
PPD, Inc. (a)	2	59
Regeneron Pharmaceuticals, Inc. (a)	—	69
Roche Holding AG	5	1,754
Sanofi SA - ADR	2	108
Sanofi SA	13	1,255
Seattle Genetics Inc. (a)	1	102
Siemens Healthineers AG	11	501
Stryker Corporation	8	1,674
Takeda Pharmaceutical Co. Ltd. - ADR	14	245
Thermo Fisher Scientific Inc.	6	2,823
UnitedHealth Group Incorporated	7	2,291
Veeva Systems Inc. - Class A (a)	1	229
Vertex Pharmaceuticals Incorporated (a)	4	1,206
Zimmer Biomet Holdings, Inc.	2	208
Zoetis Inc. - Class A	4	604
		39,848
Consumer Discretionary 8.2%
Alibaba Group Holding Limited - ADS (a)	13	3,715
Amazon.com, Inc. (a)	4	11,411
Aptiv PLC	1	127
Autoliv Inc.	5	359
AutoZone, Inc. (a)	—	104
Burlington Stores Inc. (a)	—	59
Carmax Inc. (a)	1	114
Carvana Co. - Class A (a)	—	27

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Chipotle Mexican Grill Inc. (a)	—	409
Compass Group PLC	27	413
CyberAgent Inc.	9	568
Darden Restaurants Inc.	—	33
Denso Corp.	7	302
Dollar Tree Inc. (a)	1	96
Domino's Pizza, Inc.	—	43
ETSY, Inc. (a)	1	87
Ferrari N.V.	1	156
General Motors Company	10	293
Hilton Worldwide Holdings Inc.	9	726
Honda Motor Co. Ltd.	9	200
Kering SA	1	477
Kingfisher Plc	166	634
Lennar Corporation - Class A	6	470
Lowe`s Companies, Inc.	2	313
Lululemon Athletica Inc. (a)	1	437
Magna International Inc.	21	973
Marriott International, Inc. - Class A	7	635
McDonald's Corporation	7	1,518
MGM Resorts International	12	252
Moncler S.p.A. (a)	13	538
Next PLC	6	472
NIKE, Inc. - Class B	7	854
O'Reilly Automotive, Inc. (a)	1	440
Panasonic Corp. (b)	43	363
Persimmon Public Limited Company	13	413
Ross Stores Inc.	9	877
Samsonite International S.A. (a)	137	140
Sony Corp.	8	588
Stanley Black & Decker, Inc.	4	584
Stanley Electric Co. Ltd.	13	373
Starbucks Corporation	2	177
Stroer SE & Co. KGaA (a)	5	358
Sumitomo Rubber Industries Inc.	16	149
Suzuki Motor Corp. (b)	11	449
Tesla Inc. (a)	—	21
The Home Depot, Inc.	3	830
THG Holdings PLC (a)	12	91
TJX Cos. Inc.	8	447
Toyota Motor Corp.	16	1,022
Trip.com Group Limited - ADR (a)	—	10
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	44
United Airlines Holdings, Inc. (a)	2	75
VF Corp.	2	106
WPP 2012 Limited	57	445
Wynn Resorts Ltd.	2	145
Yum! Brands, Inc.	11	1,040
Zalando SE (a)	8	724
		36,726
Financials 8.0%
AIA Group Limited	42	414
Ally Financial Inc.	8	192
American International Group, Inc.	51	1,413
Australia & New Zealand Banking Group Ltd.	26	325
Aviva PLC	79	289
AXA SA	51	946
Bank of America Corporation	87	2,099
Berkshire Hathaway Inc. - Class B (a)	4	754
BNP Paribas SA	15	530
Capital One Financial Corporation	15	1,106
Cboe Global Markets, Inc.	—	15
Challenger Financial Services Group Ltd.	47	132
Chubb Limited	4	505
Close Brothers Group PLC	7	87
CME Group Inc.	3	430
DBS Group Holdings Ltd.	18	267
Direct Line Insurance Limited	43	149
DNB Bank ASA (a)	55	753
E*TRADE Financial Corp.	16	809
Element Fleet Management Corp.	71	590
Equitable Holdings, Inc.	47	855
Erste Group Bank AG	11	225
Fifth Third Bancorp	18	391
First Republic Bank	1	112
Housing Development Finance Corp.	13	307
Huntington Bancshares Incorporated	15	133
Industrial & Infrastructure Fund Investment Corporation.	—	21
ING Groep N.V. (a)	70	494
Intercontinental Exchange, Inc.	6	561
Intesa Sanpaolo SpA (a) (b)	140	262
JPMorgan Chase & Co.	8	744
K.K.R. Co., Inc.	2	73
Lloyds Banking Group PLC (a)	977	331
Macquarie Group Limited	7	589
Marsh & McLennan Companies, Inc.	7	792
MetLife, Inc.	22	832
Mitsubishi UFJ Financial Group Inc. (b)	85	337
Mitsubishi UFJ Lease & Finance Co. Ltd.	46	210
Morgan Stanley	47	2,256
MSCI Inc.	—	92
Muenchener Rueckversicherungs AG	5	1,141
National Bank of Canada	14	718
Northern Trust Corp.	1	39
PICC Property & Casualty Co. Ltd. - Class H	478	336
Ping An Insurance (Group) Co of China Ltd - Class H	35	363
Principal Financial Group, Inc.	3	118
Progressive Corp.	2	161
Raymond James Financial Inc.	—	21
S&P Global Inc.	1	497
Sampo Oyj - Class A	17	672
Shopify Inc. - Class A (a)	—	103
Standard Chartered PLC	29	131
State Street Corporation	2	91
Storebrand ASA (a)	74	386
Sumitomo Mitsui Trust Holdings Inc.	10	265
Sun Life Financial Inc.	19	763
Svenska Handelsbanken AB - Class A (a)	56	472
TD Ameritrade Holding Corporation	4	155
The Charles Schwab Corporation	3	112
The Goldman Sachs Group, Inc.	4	752
The Hartford Financial Services Group, Inc.	8	310
The PNC Financial Services Group, Inc.	6	615
Tokio Marine Holdings Inc. (b)	16	703
Tradeweb Markets Inc. - Class A	2	88
United Overseas Bank Ltd.	32	443
Visa Inc. - Class A	15	3,033
Voya Financial, Inc.	1	57
Wells Fargo & Company	41	968
Willis Towers Watson Public Limited Company	2	458
XP Inc. - Class A (a)	2	97
Zurich Insurance Group AG	2	661
		36,151
Communication Services 6.6%
Activision Blizzard, Inc.	—	34
Alphabet Inc. - Class A (a)	1	1,577
Alphabet Inc. - Class C (a)	5	7,288
ASOS Plc (a)	13	850
AT&T Inc.	14	395
Baidu, Inc. - Class A - ADR (a)	1	166
Booking Holdings Inc. (a)	—	797
Charter Communications, Inc. - Class A (a)	1	380
Comcast Corporation - Class A	18	829
Dish Network Corporation - Class A (a)	—	13
Electronic Arts Inc. (a)	2	204
Facebook, Inc. - Class A (a)	24	6,252
GoodRx Holdings, Inc. - Class A (a)	—	20
Joyy Inc. - ADR	5	388
KT Corp.	9	171
Liberty Broadband Corp. - Class C (a)	2	255
Match Group Holdings II, LLC (a)	5	543
Netflix, Inc. (a)	4	2,244
Nippon Telegraph & Telephone Corp.	65	1,327
SEA, Ltd. - ADR (a)	4	644
Snap Inc. - Class A (a)	4	103
SoftBank Group Corp.	7	448
Telecom Italia SpA	484	196

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Tencent Holdings Limited	31	2,117
T-Mobile USA, Inc. (a)	1	160
VeriSign, Inc. (a)	1	140
Verizon Communications Inc.	6	353
Vodafone Group Public Limited Company - ADR	35	471
Walt Disney Co.	8	954
Yahoo! Japan Corp.	74	492
		29,811
Industrials 6.3%
ABB Ltd.	30	772
AGCO Corporation	—	15
Alaska Air Group, Inc.	1	47
Ashtead Group Public Limited Company	10	372
Atlas Copco Aktiebolag - Class B	—	15
Beijing Enterprises Holdings Ltd.	53	159
Bucher Industries AG	—	11
Bunzl Public Limited Company	10	330
Canadian Pacific Railway Limited	—	107
Caterpillar Inc.	4	670
Central Japan Railway Co. (b)	3	386
Cintas Corp.	1	254
CK Hutchison Holdings Limited	45	273
CoStar Group, Inc. (a)	1	563
Cummins Inc.	3	541
DCC Public Limited Company	5	411
Deere & Company	6	1,230
Epiroc Aktiebolag - Class B	1	19
FedEx Corporation	3	712
Flowserve Corporation	3	86
Fortive Corporation	4	315
General Electric Company	186	1,157
Honeywell International Inc.	8	1,349
Illinois Tool Works Inc.	—	72
Ingersoll Rand Inc. (a)	4	144
Jacobs Engineering Group Inc.	5	464
JB Hunt Transport Services Inc.	1	124
Johnson Controls International Public Limited Company	14	590
Kansas City Southern	—	61
Kennametal Inc.	—	9
Kion Group AG	7	620
Knorr - Bremse Aktiengesellschaft	3	393
Koninklijke Philips N.V.	33	1,539
L3Harris Technologies, Inc.	1	175
Legrand SA	5	393
Melrose Holdings Limited	314	465
Mitsubishi Corp. (b)	16	382
Mitsubishi Electric Corp.	63	848
Norfolk Southern Corporation	5	1,032
Northrop Grumman Systems Corp.	—	79
Otis Worldwide Corporation	5	309
PACCAR Inc.	3	259
Parker-Hannifin Corporation	1	140
Prysmian S.p.A.	18	530
Raytheon BBN Technologies Corp.	—	24
Recruit Holdings Co., Ltd.	15	594
Rockwell Automation Inc.	2	468
Roper Technologies, Inc.	2	942
Rotork P.L.C.	2	9
Safran (a)	4	427
Schneider Electric SE (a)	—	15
Shurgard Self Storage Europe	1	22
Siemens AG	14	1,765
SMC Corp. (b)	—	222
Snap-On Inc.	—	54
Sumitomo Corp. (b)	38	452
TechnoPro Holdings, Inc.	6	393
Teledyne Technologies Inc. (a)	—	136
Teleperformance	1	417
Textron Inc.	4	141
The Boeing Company	2	342
THK Co. Ltd.	16	394
Toro Co.	—	13
Toromont Industries Ltd.	—	11
TransUnion	—	40
Union Pacific Corporation	6	1,244
United Parcel Service Inc. - Class B	8	1,348
United Rentals Inc. (a)	2	393
Wabtec Corp.	2	93
Waste Connections, Inc.	2	161
Weir Group PLC(The)	1	16
		28,558
Consumer Staples 3.5%
Altria Group, Inc.	6	251
Barry Callebaut AG	—	376
ConAgra Brands Inc.	7	246
Costco Wholesale Corporation	1	389
Diageo PLC	19	661
Dollar General Corporation	5	1,056
Estee Lauder Cos. Inc. - Class A	—	39
Keurig Dr Pepper Inc.	5	140
Kimberly-Clark Corporation	1	141
Kirin Holdings Co. Ltd.	15	280
L'Oreal SA	3	922
Mondelez International, Inc. - Class A	6	346
Monster Beverage 1990 Corporation (a)	1	107
Nestle SA	26	3,114
PepsiCo, Inc.	4	549
Philip Morris International Inc.	11	831
Pola Orbis Holdings Inc.	6	115
Procter & Gamble Co.	6	779
Sanderson Farms Inc.	—	24
Seven & I Holdings Co., Ltd.	18	563
The Coca-Cola Company	15	723
Tyson Foods Inc. - Class A	13	802
Unilever PLC	34	2,070
Walmart Inc.	2	303
Welcia Holdings Co.,Ltd.	6	281
Wilmar International Limited	153	497
		15,605
Materials 3.4%
Agnico Eagle Mines Limited	1	49
Air Products and Chemicals, Inc.	—	84
Akzo Nobel N.V.	—	17
Alamos Gold Inc - Class A (b)	—	2
Amcor Ltd.	32	350
Anglo American Platinum Ltd.	—	17
Anglo American PLC	2	52
AngloGold Ashanti Ltd.	1	25
Antofagasta PLC	39	510
ArcelorMittal (a)	2	26
Asahi Kasei Corp.	57	496
Avery Dennison Corporation	1	118
B2Gold Corp.	2	16
Ball Corporation	—	35
Barrick Gold Corp.	5	127
BASF SE	8	472
BHP Group PLC	25	529
BHP Group PLC	21	544
BlueScope Steel Ltd.	1	5
Boliden AB	3	78
Borregaard ASA	1	12
Celanese Corp. - Class A	1	98
Centamin PLC	1	2
Centerra Gold Inc.	—	2
CF Industries Holdings Inc.	2	69
China Steel Corp.	23	16
Cia de Minas Buenaventura SA - ADR	1	11
Covestro AG	8	375
Croda International Public Limited Company	—	19
Domtar Corp.	—	13
DS Smith PLC	3	12
DuPont de Nemours, Inc.	8	448
Endeavour Mining Corporation (a)	—	1
Ero Copper Corp. (a)	1	17
Evolution Mining Limited	4	16
First Quantum Minerals Ltd	2	13
Fortescue Metals Group Ltd.	2	24
Franco-Nevada Corporation	1	91

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Freeport-McMoRan Inc. - Class B	7	114
Glencore PLC	18	36
Gold Fields Ltd.	3	33
Graphic Packaging Holding Company	1	10
Grupo Mexico SAB de CV - Class B	5	14
Huntsman Corp.	1	12
Impala Platinum Holdings Limited (b)	4	35
Independence Group NL	110	329
Industrias Penoles SAB de CV	1	14
International Paper Company	20	790
JFE Holdings Inc.	1	8
Johnson Matthey PLC	18	538
Joint Stock Company "Alrosa" (Public Stock Society)	14	13
Kinross Gold Corporation (a)	3	27
Kirkland Lake Gold Ltd.	2	73
Koninklijke DSM N.V.	—	33
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	5	740
Linde Public Limited Company	9	2,142
Lundin Mining Corp.	4	23
Mondi plc	1	24
Newcrest Mining Ltd.	2	43
Newmont Corporation	2	122
Nippon Steel Corporation	2	19
Norsk Hydro ASA	10	26
Northam Platinum (a)	2	20
Northern Star Resources Ltd.	7	71
Nucor Corporation	—	17
Orica Ltd.	1	9
Osisko Gold Royalties Ltd	—	1
OZ Minerals Ltd.	2	18
Packaging Corporation of America	10	1,071
Pan American Silver Corp.	—	15
Perseus Mining Limited (a)	11	11
Polymetal International PLC	1	17
POSCO	—	28
PPG Industries, Inc.	6	728
Public Joint Stock Society "Polyus"	—	23
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	—	25
Quaker Chemical Corp.	—	21
Regis Resources Ltd.	—	1
Reliance Steel & Aluminum Co.	—	36
Rio Tinto Ltd.	3	213
Rio Tinto PLC	3	150
RPM International Inc.	1	78
Sandstorm Gold Ltd. (a)	—	1
Saracen Mineral Holdings Ltd. (a)	1	4
Sealed Air Corporation	1	39
Sherwin-Williams Co.	—	251
Shin-Etsu Chemical Co. Ltd.	—	13
Sibanye Stillwater (b)	8	21
Silgan Holdings Inc.	—	13
South32 Limited	165	243
Southern Copper Corporation	1	31
SSR Mining Inc. (a)	—	2
Steel Dynamics Inc.	—	13
Stora Enso Oyj - Class R	44	691
Sumitomo Metal Mining Co. Ltd.	—	9
Svenska Cellulosa Aktiebolaget SCA - Class B (a)	1	14
Teck Resources Ltd. - Class B	1	10
ThyssenKrupp AG (a)	1	5
Torex Gold Resources Inc. (a)	—	1
Tosoh Corp.	5	81
Umicore	10	406
UPM-Kymmene Oyj	1	19
Vale S.A.	8	81
Victrex PLC	—	9
Voestalpine AG	—	8
West Fraser Timber Co. Ltd. (b)	—	11
Westlake Chemical Corporation	2	126
Westrock Company, Inc.	15	505
Wheaton Precious Metals Corp.	1	54
Yamana Gold Inc.	3	15
Zijin Mining Group Co. Ltd. - Class H	32	20
		15,258
Utilities 2.2%
Ameren Corporation	11	884
American Electric Power Company, Inc.	3	239
Atmos Energy Corporation	1	99
Dominion Energy, Inc.	—	32
Duke Energy Corporation	2	192
Edison International	1	36
Electric Power Development Co., Ltd. (b)	17	262
Engie (a)	60	796
Entergy Corporation	4	370
Horizon Holdings I	—	9
Iberdrola, Sociedad Anonima	2	29
National Fuel Gas Company	—	10
National Grid PLC	50	574
NextEra Energy, Inc.	9	2,619
NiSource Inc.	11	252
Public Service Enterprise Group Inc.	11	588
Sempra Energy	14	1,693
Siemens Energy AG (a)	7	188
The AES Corporation	15	267
The Southern Company	16	876
Xcel Energy Inc.	—	19
		10,034
Real Estate 1.9%
Acadia Realty Trust	3	35
Alexander & Baldwin, LLC	1	8
Alexandria Real Estate Equities, Inc.	1	156
American Campus Communities, Inc.	3	90
American Tower Corporation	1	258
AvalonBay Communities, Inc.	2	264
Boston Properties Inc.	—	9
Camden Property Trust	1	100
Canadian Apartment Properties REIT	1	18
Crown Castle International Corp.	1	83
CubeSmart	2	69
Cyrusone LLC	—	13
Derwent London PLC	1	24
Digital Realty Trust Inc.	—	51
Douglas Emmett, Inc.	2	61
DW Property Invest GmbH	1	41
EastGroup Properties Inc.	—	31
EPR Properties	—	2
Equinix, Inc.	—	309
Equity Lifestyle Properties, Inc.	1	46
Equity Residential	3	157
Essex Property Trust Inc.	1	128
Fabege AB	1	14
Federal Realty Investment Trust	—	28
First Industrial Realty Trust, Inc.	—	7
Frasers Centrepoint Trust (b)	6	11
Gecina SA	—	12
Goodman Funding Pty Ltd	3	33
Grainger PLC	3	12
Great Portland Estates P L C	48	374
Hang Lung Properties Ltd.	10	25
Healthcare Realty Trust Inc.	1	45
Healthcare Trust of America, Inc. - Class A	2	44
Heiwa Real Estate Co., Ltd.	—	11
Highwoods Properties Inc.	—	12
Hongkong Land Holdings Ltd.	4	13
Hoshino Resorts REIT, Inc.	—	15
Host Hotels & Resorts, Inc.	1	8
Inmobiliaria Colonial, Socimi, S.A.	1	11
JBG Smith Properties	2	54
Kilroy Realty Corporation	1	31
Kojamo Oyj	1	25
Mapletree Industrial Trust	12	28
Mirvac Group	14	21
Mitsubishi Estate Co. Ltd.	1	17
Mitsui Fudosan Co. Ltd. (b)	37	639
Mitsui Fudosan Logistics Park Investment Corporation	—	24

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Mori Hills REIT Investment Corporation	—	5
National Retail Properties, Inc.	—	5
Nippon Accommodations Fund Inc.	—	23
Pebblebrook Hotel Trust	—	5
Prologis	—	20
ProLogis Inc.	27	2,743
PS Business Parks, Inc.	—	28
PSP Swiss Property AG	—	20
Public Storage	—	88
Rayonier Inc.	1	20
Realty Income Corporation	—	10
Regency Centers Corp.	1	35
Rexford Industrial Realty, Inc.	1	35
SBA Communications Corporation	—	27
Scentre Group Limited	149	237
Shaftesbury PLC	1	6
Simon Property Group, Inc.	2	108
SL Green Realty Corp.	2	113
Spirit Realty Capital, Inc.	—	1
Summit Industrial Income REIT	3	27
Sun Communities Inc.	3	426
Sun Hung Kai Properties Ltd.	4	45
Sunstone Hotel Investors Inc.	4	28
Terreno Realty Corporation	1	50
The Unite Group PLC	2	22
Urban Edge Properties	1	10
VEREIT, Inc.	1	4
W.P. Carey Inc.	—	17
Welltower Inc.	8	417
Weyerhaeuser Company	22	639
		8,681
Energy 1.4%
Aker ASA	1	10
Cactus Inc. - Class A	—	9
ChampionX Corporation (a)	1	10
Chevron Corporation	4	273
Concho Resources Inc.	3	120
ConocoPhillips	7	241
Continental Resources Inc.	1	12
Devon Energy Corporation	1	9
Diamondback Energy, Inc.	—	11
Enbridge Inc.	21	607
EOG Resources, Inc.	6	213
Equinor ASA	45	638
Exxon Mobil Corporation	7	229
Galp Energia, SGPS, S.A.	3	30
Halliburton Company	21	254
Hess Corporation	2	79
Kelt Exploration Ltd. (a) (b)	5	5
Kosmos Energy Ltd.	3	3
Lundin Petroleum AB	1	20
Magnolia Oil & Gas Corp. - Class A (a)	2	10
Marathon Petroleum Corporation	2	63
Meggitt PLC	104	345
Parsley Energy Inc. - Class A	—	4
Pioneer Natural Resources Co.	1	74
Royal Dutch Shell PLC - Class B - ADR	10	242
Schlumberger Ltd.	1	16
Targa Resources Corp.	2	25
TC Energy Corporation	12	509
Tenaris SA	4	18
The Williams Companies, Inc.	40	782
Total SA (b)	25	840
Total SA - ADR	3	105
WorleyParsons Ltd.	55	377
WPX Energy, Inc. (a)	1	5
		6,188
Total Common Stocks (cost $251,701)		293,692
CORPORATE BONDS AND NOTES 16.7%
Financials 5.4%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (c)	180	182
AerCap Ireland Capital Designated Activity Company
4.13%, 07/03/23	375	381
AG Issuer LLC
6.25%, 03/01/28 (c)	45	45
AIA Group Limited
3.13%, 03/13/23 (d)	400	419
Alpha 2 B.V.
8.75%, 06/01/23 (c) (e)	200	201
American International Group, Inc.
3.40%, 06/30/30	390	431
AssuredPartners, Inc.
7.00%, 08/15/25 (c)	230	234
Ausgrid Finance Pty Ltd
3.85%, 05/01/23 (c)	209	221
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.38%, 04/17/25 (c)	155	172
Banco Santander, S.A.
3.49%, 05/28/30 (f)	200	218
Bank of America Corporation
2.59%, 04/29/31	315	333
2.68%, 06/19/41	340	347
4.33%, 03/15/50	175	222
Barclays PLC
2.85%, 05/07/26 (f)	250	260
Bayer US Finance II LLC
3.50%, 06/25/21 (c)	200	204
BBVA Bancomer, S.A.
4.38%, 04/10/24 (c)	275	295
BNP Paribas
2.22%, 06/09/26 (c) (f)	245	253
BPCE
4.00%, 09/12/23 (c)	510	554
Capital One Financial Corporation
3.65%, 05/11/27	240	265
Chubb INA Holdings Inc.
4.35%, 11/03/45	100	130
Citigroup Inc.
3.40%, 07/23/21	825	844
Citizens Financial Group, Inc.
2.38%, 07/28/21	700	710
Credit Suisse Group AG
3.00%, 12/14/23 (c) (g)	275	286
Danske Bank A/S
1.23%, 06/22/24 (c)	435	439
Discover Bank
2.70%, 02/06/30	250	262
EG Global Finance PLC
6.75%, 02/07/25 (c)	200	204
Fifth Third Bancorp
1.63%, 05/05/23	80	82
Ford Motor Credit Company LLC
3.82%, 11/02/27	200	191
5.11%, 05/03/29	200	205
General Motors Financial Company, Inc.
3.20%, 07/06/21	400	405
HSBC Holdings PLC
3.26%, 03/13/23 (g)	525	543
Intesa Sanpaolo S.p.A.
3.13%, 07/14/22 (c)	475	488
JPMorgan Chase & Co.
3.38%, 05/01/23	475	505
3.63%, 12/01/27	300	334
2.52%, 04/22/31	200	213
2.96%, 05/13/31	110	118
KeyCorp
2.25%, 04/06/27	280	296
Liberty Mutual Group Inc.
4.25%, 06/15/23 (c)	100	109
Lincoln National Corporation
3.80%, 03/01/28	325	373
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (c)	70	70

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
LYB International Finance II B.V.
3.50%, 03/02/27	325	361
Marsh & Mclennan Companies, Inc.
3.30%, 03/14/23	125	133
2.25%, 11/15/30	70	73
Metropolitan Life Global Funding I
3.45%, 10/09/21 (c)	805	830
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/25	400	419
Morgan Stanley
3.13%, 07/27/26	275	304
National Securities Clearing Corporation
1.50%, 04/23/25 (c)	355	366
NatWest Markets N.V.
4.75%, 07/28/25 (c)	325	367
Nesco Holdings, Inc.
10.00%, 08/01/24 (c)	200	210
New York Life Global Funding
1.10%, 05/05/23 (c)	60	61
Nordea Bank AB
1.00%, 06/09/23 (c)	235	238
Panasonic Corporation
2.54%, 07/19/22 (c)	200	206
PNC Bank, National Association
3.50%, 06/08/23	275	296
Pricoa Global Funding I
3.45%, 09/01/23 (c)	600	649
Protective Life Global Funding
1.08%, 06/09/23 (c)	235	238
RHP Hotel Properties, LP
5.00%, 04/15/23	70	69
4.75%, 10/15/27	170	157
Royal Bank of Canada
1.60%, 04/17/23 (f)	205	210
Santander UK Group Holdings PLC
3.57%, 01/10/23	450	463
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	350	371
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (c)	360	377
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (c)	400	467
The Goldman Sachs Group, Inc.
3.85%, 01/26/27	550	617
The PRA Group, Inc.
7.38%, 09/01/25 (c)	165	172
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (f) (g)	375	403
The Toronto-Dominion Bank
3.50%, 07/19/23	525	570
Truist Financial Corporation
1.95%, 06/05/30	125	129
UBS AG
1.75%, 04/21/22 (c)	300	306
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (c)	375	427
USA Compression Finance Corp.
6.88%, 09/01/27	200	198
Volkswagen Group of America, Inc.
4.00%, 11/12/21 (c)	305	316
Voya Financial, Inc.
3.13%, 07/15/24	250	269
Wells Fargo & Company
3.07%, 01/24/23	550	567
2.39%, 06/02/28	155	162
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	375
Willis North America Inc.
3.60%, 05/15/24	150	164
4.50%, 09/15/28	195	231
Woodside Finance Limited
3.70%, 09/15/26 (c)	475	507
		24,322
Communication Services 2.2%
Altice France
6.00%, 02/15/28 (c)	200	191
America Movil, S.A.B. De C.V.
2.88%, 05/07/30	250	271
AT&T Inc.
3.00%, 06/30/22	250	260
4.35%, 03/01/29	35	41
2.75%, 06/01/31	175	184
2.25%, 02/01/32	290	290
Baidu, Inc.
3.88%, 09/29/23	275	296
Booking Holdings Inc.
3.60%, 06/01/26	350	388
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (c)	200	207
CBS Radio Inc.
7.25%, 11/01/24 (c)	165	141
CCO Holdings, LLC
5.00%, 02/01/28 (c)	330	347
Charter Communications Operating, LLC
4.50%, 02/01/24	550	609
Clear Channel International B.V.
6.63%, 08/01/25 (c)	200	205
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	121	117
Comcast Corporation
2.65%, 02/01/30	70	76
1.95%, 01/15/31	95	98
Consolidated Communications, Inc.
6.50%, 10/01/22	260	261
6.50%, 10/01/28 (c)	115	117
Cox Communications, Inc.
2.95%, 10/01/50 (c)	295	281
DKT Finance ApS
9.38%, 06/17/23 (c)	200	206
Expedia Group, Inc.
5.00%, 02/15/26	73	78
GCI, LLC
4.75%, 10/15/28 (c)	60	61
iHeartCommunications, Inc.
8.38%, 05/01/27	320	316
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (c)	395	413
Level 3 Financing, Inc.
3.63%, 01/15/29 (c)	215	212
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (c)	170	165
Meredith Corporation
6.88%, 02/01/26	265	221
Nexstar Escrow Inc.
5.63%, 07/15/27 (c)	290	304
Omnicom Group Inc.
3.65%, 11/01/24	100	110
RELX Capital Inc.
3.00%, 05/22/30	95	104
Sinclair Television Group, Inc.
5.50%, 03/01/30 (c)	205	191
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	563
Telesat Canada
6.50%, 10/15/27 (c)	203	204
Tencent Holdings Limited
2.99%, 01/19/23 (c)	375	391
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (c)	245	247
The Interpublic Group of Companies, Inc.
3.50%, 10/01/20	35	35
Univision Communications Inc.
9.50%, 05/01/25 (c)	230	247

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Verizon Communications Inc.
5.15%, 09/15/23	225	255
4.27%, 01/15/36	175	216
4.00%, 03/22/50	150	184
Vodafone Group Public Limited Company
4.88%, 06/19/49	215	266
Weibo Corporation
3.50%, 07/05/24	355	374
Windstream Escrow, LLC
7.75%, 08/15/28 (c)	330	324
		10,067
Health Care 1.7%
Abbott Laboratories
1.15%, 01/30/28	200	201
AbbVie Inc.
3.20%, 05/14/26	300	330
4.25%, 11/21/49 (c)	195	230
Alcon Finance Corporation
2.60%, 05/27/30 (c)	265	280
Anthem, Inc.
2.50%, 11/21/20	400	401
Becton, Dickinson and Company
3.70%, 06/06/27	180	203
2.82%, 05/20/30	140	151
Biogen Inc.
2.25%, 05/01/30	320	327
Bristol-Myers Squibb Company
3.55%, 08/15/22	525	556
Cigna Holding Company
3.00%, 07/15/23	500	530
CommonSpirit Health
2.76%, 10/01/24	105	110
CVS Health Corporation
3.50%, 07/20/22	475	498
5.05%, 03/25/48	475	604
DaVita Inc.
3.75%, 02/15/31 (c)	250	241
Elanco Animal Health
4.91%, 08/27/21 (h)	50	51
Emergent BioSolutions Inc.
3.88%, 08/15/28 (c)	205	205
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (c)	190	190
Northwell Health, Inc.
3.98%, 11/01/46	175	193
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/28 (b) (c)	235	244
Perrigo Finance Unlimited Company
3.15%, 06/15/30 (h)	315	327
Providence St. Joseph Health
3.93%, 10/01/48	550	665
Stanford Health Care
3.80%, 11/15/48	150	183
Tenet Healthcare Corporation
7.00%, 08/01/25 (b)	175	180
6.13%, 10/01/28 (c)	170	166
6.88%, 11/15/31	25	25
UnitedHealth Group Incorporated
2.00%, 05/15/30	140	146
2.90%, 05/15/50	270	282
Zoetis Inc.
2.00%, 05/15/30	290	299
		7,818
Consumer Discretionary 1.6%
Amazon.com, Inc.
5.20%, 12/03/25	350	426
3.88%, 08/22/37	225	280
AutoZone, Inc.
3.13%, 07/15/23	225	238
3.13%, 04/18/24 (b)	145	156
Boyd Gaming Corporation
8.63%, 06/01/25 (c)	59	65
6.38%, 04/01/26	124	129
Carnival Corporation
11.50%, 04/01/23 (c)	175	196
Carvana Co.
8.88%, 10/01/23 (c)	190	198
Core & Main LP
8.63%, 09/15/24 (c) (e)	195	196
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (c)	185	179
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/25 (c)	90	92
Delta Air Lines, Inc.
7.38%, 01/15/26	85	89
G-III Apparel Group, Ltd.
7.88%, 08/15/25 (c)	110	111
Hasbro, Inc.
3.00%, 11/19/24 (h)	155	164
Hyundai Capital America
2.38%, 02/10/23 (c)	105	108
IRB Holding Corp.
6.75%, 02/15/26 (c)	420	420
Lithia Motors, Inc.
4.63%, 12/15/27 (c)	185	191
Macy's Retail Holdings, Inc.
3.88%, 01/15/22	96	91
Macy's, Inc.
8.38%, 06/15/25 (c)	225	233
MGM Resorts International
6.75%, 05/01/25	195	204
Nissan Motor Acceptance Corporation
3.65%, 09/21/21 (c)	220	224
O'Reilly Automotive, Inc.
3.60%, 09/01/27	150	171
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (c)	231	239
QVC, Inc.
4.38%, 03/15/23	330	343
4.45%, 02/15/25	275	283
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22 (b)	130	116
10.88%, 06/01/23 (c)	100	111
Seaworld Entertainment, Inc.
9.50%, 08/01/25 (c)	180	186
Silversea Cruise Finance Ltd.
7.25%, 02/01/25 (c)	170	172
Six Flags Operations Inc.
4.88%, 07/31/24 (c)	45	42
Station Casinos LLC
4.50%, 02/15/28 (c)	235	217
The Gap, Inc.
8.63%, 05/15/25 (b) (c)	210	231
Toyota Motor Credit Corporation
2.95%, 04/13/21	675	684
United Airlines Holdings, Inc.
4.88%, 01/15/25 (b)	130	112
WW International, Inc.
8.63%, 12/01/25 (c)	167	174
		7,071
Energy 1.5%
APT Pipelines Limited
4.25%, 07/15/27 (c)	225	254
Boardwalk Pipelines, LP
4.45%, 07/15/27	100	110
Cameron LNG, LLC
2.90%, 07/15/31 (c)	55	60
3.70%, 01/15/39 (c)	50	56
Canadian Natural Resources Limited
2.95%, 07/15/30	170	171
Chevron Corporation
2.00%, 05/11/27	115	122
CNX Resources Corporation
7.25%, 03/14/27 (c)	240	245
Comstock Resources, Inc.
9.75%, 08/15/26	185	190

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Concho Resources Inc.
3.75%, 10/01/27	100	109
CVR Energy, Inc.
5.25%, 02/15/25 (c)	90	79
5.75%, 02/15/28 (c)	125	108
Diamondback Energy, Inc.
4.75%, 05/31/25	125	134
Enbridge Inc.
4.25%, 12/01/26	275	315
Energy Transfer LP
5.25%, 04/15/29	120	129
3.75%, 05/15/30	75	73
Eni S.p.A.
4.00%, 09/12/23 (c)	200	216
Hess Corporation
4.30%, 04/01/27	150	157
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (c)	198	179
MEG Energy Corp.
7.13%, 02/01/27 (c)	260	233
Northern Oil and Gas Incorporated
8.50%, 05/15/23 (c) (e)	92	76
Occidental Petroleum Corporation
2.70%, 08/15/22	105	98
2.90%, 08/15/24	440	368
8.50%, 07/15/27	105	106
6.38%, 09/01/28	60	55
6.63%, 09/01/30	65	60
Parkland Fuel Corporation
5.88%, 07/15/27 (c)	180	190
PDC Energy, Inc.
5.75%, 05/15/26	225	210
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30 (c) (f)	55	62
Saudi Arabian Oil Company
2.88%, 04/16/24 (c)	455	477
Southwestern Energy Company
7.50%, 04/01/26	85	83
8.38%, 09/15/28	100	98
Suncor Energy Inc.
3.10%, 05/15/25	70	75
Sunoco LP
5.50%, 02/15/26	203	203
Tallgrass Energy Partners, LP
6.00%, 03/01/27 (c)	215	199
Targa Resource Corporation
6.50%, 07/15/27 (b)	405	424
Total Capital International
2.99%, 06/29/41	265	276
Transocean Pontus Limited
6.13%, 08/01/25 (c)	187	167
Valero Energy Corporation
2.85%, 04/15/25	295	309
Williams Partners L.P.
5.10%, 09/15/45	175	197
		6,673
Industrials 1.0%
Air Lease Corporation
3.50%, 01/15/22	155	159
Caterpillar Financial Services Corporation
3.15%, 09/07/21	500	513
CSX Corporation
3.70%, 11/01/23	350	381
General Electric Capital Corporation
3.10%, 01/09/23	250	262
Granite US Holdings Corporation
11.00%, 10/01/27 (c)	175	180
H&E Equipment Services, Inc.
5.63%, 09/01/25	155	162
Herc Holdings Inc.
5.50%, 07/15/27 (c)	215	222
John Deere Capital Corporation
2.35%, 01/08/21	275	277
Kansas City Southern
2.88%, 11/15/29	210	223
Lockheed Martin Corporation
3.55%, 01/15/26	250	285
Manitowoc Foodservice Companies, LLC
9.50%, 02/15/24	110	113
Maxim Crane Works Holdings Capital, LLC
10.13%, 08/01/24 (c)	130	132
Raytheon BBN Technologies Corp.
3.20%, 03/15/24 (c)	350	375
Republic Services, Inc.
3.38%, 11/15/27	100	114
Roper Technologies, Inc.
3.80%, 12/15/26	375	432
Teekay Offshore Operating L.P.
8.50%, 07/15/23 (c)	210	180
TransDigm Inc.
6.38%, 06/15/26	245	246
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (c)	145	148
		4,404
Utilities 0.8%
CenterPoint Energy, Inc.
3.60%, 11/01/21	250	258
CMS Energy Corporation
3.00%, 05/15/26	100	110
Duke Energy Progress, LLC
3.70%, 10/15/46	100	117
Enel Finance International N.V.
4.25%, 09/14/23 (c)	355	389
Eversource Energy
3.30%, 01/15/28	100	112
FirstEnergy Corp.
7.38%, 11/15/31	225	315
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (c)	250	279
National Rural Utilities Cooperative Finance Corporation
2.90%, 03/15/21	475	481
NiSource Finance Corp.
3.95%, 03/30/48	150	174
Pacific Gas And Electric Company
2.10%, 08/01/27	135	131
San Diego Gas & Electric Company
4.10%, 06/15/49	425	515
State Grid Overseas Investment Limited
3.75%, 05/02/23 (c)	400	427
Virginia Electric and Power Company
4.00%, 01/15/43	275	335
Vistra Operations Company LLC
3.55%, 07/15/24 (c)	140	149
		3,792
Materials 0.8%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	15	16
Allegheny Technologies Incorporated
7.88%, 08/15/23 (i)	204	208
5.88%, 12/01/27 (b)	160	154
ARD Finance S.A.
6.50%, 06/30/27 (c) (e)	400	398
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (c)	200	212
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (c)	240	244
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (c)	305	321
CVR Partners, LP
9.25%, 06/15/23 (c)	305	282
Element Solutions, Inc.
3.88%, 09/01/28 (c)	140	137
First Quantum Minerals Ltd
7.25%, 05/15/22 (c)	200	200
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (c)	87	87

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
IAMGOLD Corporation
5.75%, 10/15/28 (b) (c)	215	208
Kaiser Aluminum Corporation
4.63%, 03/01/28 (c)	235	220
Legacy Vulcan Corp.
4.50%, 06/15/47	100	117
Newmont Corporation
3.63%, 06/09/21	175	178
Nucor Corporation
3.95%, 05/01/28	250	292
Rio Tinto Finance (USA) Limited
3.75%, 06/15/25	175	198
The Dow Chemical Company
3.15%, 05/15/24	100	107
Warrior Met Coal, Inc.
8.00%, 11/01/24 (c)	175	178
		3,757
Real Estate 0.6%
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	288
Crown Castle International Corp.
2.25%, 01/15/31	185	187
Duke Realty Limited Partnership
4.00%, 09/15/28	410	480
Essex Portfolio, L.P.
3.38%, 04/15/26	525	581
Highwoods Realty Limited Partnership
3.63%, 01/15/23	125	130
Iron Mountain Incorporated
4.88%, 09/15/27 (c)	119	121
5.00%, 07/15/28 (c)	80	82
Kimco Realty Corporation
3.30%, 02/01/25	150	162
ProLogis, L.P.
2.13%, 04/15/27	35	37
Regency Centers, L.P.
3.60%, 02/01/27	100	108
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	180
W.P. Carey Inc.
3.85%, 07/15/29	280	302
XHR LP
6.38%, 08/15/25 (c)	210	210
		2,868
Information Technology 0.6%
Apple Inc.
1.65%, 05/11/30	235	242
2.95%, 09/11/49	200	217
Avaya, Inc.
6.13%, 09/15/28 (c)	215	220
Avnet, Inc.
4.63%, 04/15/26	100	112
Fiserv, Inc.
3.20%, 07/01/26	110	122
Microchip Technology Incorporated
3.92%, 06/01/21	150	153
Micron Technology, Inc.
2.50%, 04/24/23	185	192
Microsoft Corporation
4.20%, 11/03/35	100	131
NCR Corporation
5.75%, 09/01/27 (c)	140	146
5.00%, 10/01/28 (c)	35	35
NXP B.V.
3.15%, 05/01/27 (c)	35	38
Qualcomm Incorporated
2.15%, 05/20/30	260	272
Texas Instruments Incorporated
1.75%, 05/04/30	75	77
Veritas USA Inc.
7.50%, 09/01/25 (c)	210	217
ViaSat, Inc.
6.50%, 07/15/28 (c)	170	170
Xerox Holdings Corporation
5.00%, 08/15/25 (c)	195	193
		2,537
Consumer Staples 0.5%
Altria Group, Inc.
2.35%, 05/06/25	20	21
5.80%, 02/14/39	200	255
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	356
BAT Capital Corp.
2.76%, 08/15/22	225	233
Danone
2.95%, 11/02/26 (c)	250	276
Diageo Capital PLC
1.38%, 09/29/25	210	215
Herbalife Nutrition Ltd.
7.88%, 09/01/25 (c)	175	188
JBS Investments II GmbH
7.00%, 01/15/26 (c)	200	213
Sigma Holdco B.V.
7.88%, 05/15/26 (c)	250	254
		2,011
Total Corporate Bonds And Notes (cost $71,079)		75,320
GOVERNMENT AND AGENCY OBLIGATIONS 12.6%
Mortgage-Backed Securities 8.6%
Federal Home Loan Mortgage Corporation
3.50%, 06/01/33	149	159
5.00%, 12/01/41	80	91
5.50%, 05/01/44	55	64
3.00%, 05/01/31 - 07/01/50	1,467	1,566
4.00%, 12/01/49 - 02/01/50	1,024	1,101
4.50%, 05/01/50	96	105
Federal National Mortgage Association, Inc.
2.50%, 01/01/32 - 06/01/32	278	292
6.00%, 07/01/41	357	427
3.00%, 11/01/33 - 07/01/50	6,218	6,675
5.50%, 05/01/44	341	398
TBA, 4.50%, 10/15/46 (j)	500	541
TBA, 2.50%, 10/15/32 - 10/15/47 (j)	2,760	2,896
TBA, 3.00%, 10/15/47 (j)	545	571
TBA, 4.00%, 10/15/47 (j)	590	629
3.50%, 04/01/31 - 05/01/50	5,592	6,004
4.50%, 04/01/41 - 05/01/50	2,034	2,257
5.00%, 06/01/40 - 01/01/49	639	728
4.00%, 02/01/47 - 01/01/50	2,665	2,852
TBA, 2.00%, 10/15/50 (j)	3,085	3,190
Government National Mortgage Association
TBA, 2.00%, 01/25/39 (j)	555	577
3.00%, 05/15/43 - 04/20/50	1,475	1,527
3.00%, 07/20/46 - 09/20/46	576	605
3.50%, 07/20/46	10	11
TBA, 4.00%, 10/15/47 (j)	590	627
4.00%, 09/20/45 - 11/20/47	510	553
5.00%, 05/20/48 - 06/20/49	891	971
5.50%, 05/20/48 - 03/20/49	272	302
4.50%, 07/20/45 - 10/20/49	798	872
3.50%, 08/20/42 - 01/20/49	2,034	2,224
		38,815
U.S. Treasury Bond 2.8%
Treasury, United States Department of
4.50%, 05/15/38 (b)	2,320	3,623
3.50%, 02/15/39	510	716
1.13%, 05/15/40	200	197
3.13%, 11/15/41	850	1,148
3.00%, 08/15/48 (k)	4,675	6,372
2.00%, 02/15/50	240	271
1.25%, 05/15/50	300	284
		12,611
Municipal 0.7%
American Municipal Power, Inc.
6.45%, 02/15/44	250	378
California, State of
7.55%, 04/01/39	240	420

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Chicago Transit Authority
6.90%, 12/01/40	300	428
Dallas/Fort Worth International Airport
2.99%, 11/01/38	160	167
3.09%, 11/01/40	260	263
Great Lakes Water Authority
3.06%, 07/01/39	60	64
Houston, City of
2.39%, 07/01/31 (j)	70	70
Metropolitan Transportation Commission
6.91%, 10/01/50	235	426
Municipal Electric Authority of Georgia
6.66%, 04/01/57	344	521
Oregon Department of Transportation
1.76%, 11/15/32	190	191
Texas A&M University
3.33%, 05/15/39	250	272
		3,200
Sovereign 0.2%
Manitoba, Province of
2.60%, 04/16/24	176	189
Ontario, Government of
2.40%, 02/08/22	500	514
		703
U.S. Treasury Note 0.1%
Treasury, United States Department of
0.25%, 05/31/25	350	350
0.63%, 05/15/30	240	239
		589
Collateralized Mortgage Obligations 0.1%
Federal Home Loan Mortgage Corporation
Series 2018-M1-DNA3, REMIC, 0.90%, (1M USD LIBOR + 0.75%), 09/25/48 (g)	1	1
Series FD-4852, REMIC, 0.50%, (1M USD LIBOR + 0.35%), 12/15/48 (g)	380	382
Interest Only, Series IO-4977, REMIC, 4.50%, 05/25/50	125	20
Federal National Mortgage Association, Inc.
Series 2017-2ED2-C04, REMIC, 1.25%, (1M USD LIBOR + 1.10%), 11/26/29 (g)	105	102
Series 2020-2M1-R02, REMIC, 0.90%, (1M USD LIBOR + 0.75%), 01/25/40 (g)	59	59
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2018-M1-HQA2, REMIC, 0.90%, (1M USD LIBOR + 0.75%), 10/26/48 (g)	23	23
		587
U.S. Treasury Inflation Indexed Securities 0.1%
Treasury, United States Department of
0.13%, 07/15/22 - 07/15/30 (l)	132	140
0.63%, 01/15/24 (l)	40	43
0.25%, 02/15/50 (l)	13	15
		198
Total Government And Agency Obligations (cost $52,948)		56,703
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.0%
American Airlines, Inc.
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	376	348
AmeriCredit Automobile Receivables Trust
Series 2017-B-2, 2.40%, 05/18/22	105	105
Angel Oak Mortgage Trust 2020-3
Series 2020-A1-3, 1.69%, 06/25/24 (g)	131	131
ARI Fleet Lease Trust
Series 2018-A2-A, 2.55%, 10/15/26	46	46
Avis Budget Rental Car Funding (AESOP) LLC
Series 2017-A-1A, 3.07%, 09/20/22	415	427
Series 2018-A-2A, 4.00%, 03/20/24	395	418
Series 2019-B-2A, 3.55%, 09/20/24	165	171
BFLD Trust
Series 2019-C-DPLO, REMIC, 1.69%, (1M USD LIBOR + 1.54%), 10/15/21 (g)	215	198
BlueMountain CLO Ltd
Series 2012-AR2-2A, 1.30%, (3M USD LIBOR + 1.05%), 11/20/28 (g)	375	372
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33	72	73
CF Mortgage Trust
Series 2019-65A-CF1, REMIC, 4.41%, 04/17/24	155	158
Citigroup Commercial Mortgage Trust
Series 2020-A-555, 2.65%, 12/12/29	390	416
Series 2013-C-375P, REMIC, 3.63%, 05/12/23 (g)	100	101
CNH Equipment Trust
Series 2019-B-C, 2.35%, 10/15/23	260	271
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, 1.51%, 04/25/65	94	93
COLT Mortgage Loan Trust
Series 2019-A1-2, 3.34%, 05/25/49	72	73
Series 2019-A3-2, 3.54%, 05/25/49	82	83
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	110	121
COMM Mortgage Trust
Series 2014-C-CR14, REMIC, 4.77%, 01/12/24 (g)	405	388
Series 2014-B-UBS2, REMIC, 4.70%, 02/12/24	400	417
Deephaven Residential Mortgage Trust
Series 2018-A3-3A, 3.96%, 10/25/22	224	227
Series 2019-A1-2A, REMIC, 3.56%, 05/25/23	84	86
Driven Brands Funding LLC
Series 2015-A2-1A, 5.22%, 07/20/22	357	373
Series 2019-A2-1A, 4.64%, 04/22/26	128	135
Series 2020-A2-1A, 3.79%, 07/20/50	85	88
Ellington Financial Mortgage Trust
Series 2019-A3-2, 3.05%, 11/25/59	80	80
Galton Funding Mortgage Trust 2020-H1
Series 2020-A1-H1, REMIC, 2.31%, 02/25/24	151	154
Great Wolf Trust 2019-WOLF
Series 2019-D-WOLF, REMIC, 2.09%, (1M USD LIBOR + 1.93%), 12/15/21 (g)	95	86
GS Mortgage Securities Trust 2019-GSA1
Series 2019-B-GSA1, 3.51%, 10/15/29	171	180
GS Mortgage-Backed Securities Trust 2020-INV1
Series 2020-A14-INV1, 3.00%, 11/25/41	230	237
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22	223	225
Homeward Opportunities Fund I Trust
Series 2019-A1-1, 3.45%, 01/25/59 (g)	182	189
JPMBB Commercial Mortgage Securities Trust
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	463
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.93%, 09/17/24	110	121
Magnetite XXIII, Limited
Series 2019-A-23A, 1.54%, (3M USD LIBOR + 1.30%), 10/25/32 (g)	265	264
Manhattan West 2020-1MW Mortgage Trust
Series 2020-D-OMW, REMIC, 2.41%, 09/10/27 (g)	90	88
Metlife Securitization Trust
Series 2018-A-1A, REMIC, 3.75%, 09/25/29	252	275
Mill City Mortgage Loan Trust
Series 2018-A1-1, 3.25%, 07/25/24	256	265
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	220	235
Navient Private Education Refi Loan Trust
Series 2019-A2-FA, 2.60%, 04/15/28	200	206
Series 2019-A-GA, 2.40%, 05/15/28	98	100
Series 2019-A2-CA, 3.13%, 07/15/28	220	227
Nelnet Student Loan Trust
Series 2020-A-1A, 0.89%, (1M USD LIBOR + 0.74%), 03/26/68 (g)	95	94
New Orleans Hotel Trust
Series 2019-C-HNLA, REMIC, 1.74%, (1M USD LIBOR + 1.59%), 04/15/21 (g)	300	273
New Residential Mortgage Loan Trust
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59	203	207

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
New Residential Mortgage Loan Trust 2020-NQM2
Series 2020-A1-NQM2, REMIC, 1.65%, 07/25/25	96	96
OBX Trust
Series 2019-2A2-EXP3, REMIC, 1.30%, (1M USD LIBOR + 1.15%), 09/25/59 (g)	75	75
Series 2019-1A9-EXP3, REMIC, 3.50%, 09/25/59	81	82
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (g)	164	168
Series 2020-2A2-EXP1, REMIC, 1.10%, (1M USD LIBOR + 0.95%), 01/26/60 (g)	79	79
OZLM VIII, Ltd.
Series 2014-A1RR-8A, 2.30%, (3M USD LIBOR + 1.17%), 10/17/29 (g)	372	368
RETL
Series 2019-A-RVP, REMIC, 1.30%, (1M USD LIBOR + 1.15%), 03/15/21 (g)	12	11
Santander Drive Auto Receivables Trust
Series 2018-B-4, 3.27%, 01/15/21	12	12
Santander Retail Auto Lease Trust
Series 2019-A3-A, REMIC, 2.77%, 11/20/21	160	163
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	265	279
Sequoia Mortgage Trust
Series 2018-A11-CH4, 4.00%, 03/25/24	79	79
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-B-FUN, 1.40%, (1M USD LIBOR + 1.25%), 06/15/21 (g)	388	363
SMB Private Education Loan Trust
Series 2020-A2A-A, REMIC, 2.23%, 09/15/37	100	103
Starvest Emerging Markets CBO I
Series 2019-A1-IMC1, REMIC, 3.47%, 02/25/49	83	84
Starwood Mortgage Residential Trust
Series 2018-A1-IMC2, 4.12%, 10/26/48	160	164
Series 2019-A1-INV1, 2.61%, 09/25/49	73	74
Series 2019-A3-INV1, 2.92%, 09/25/49	136	138
Towd Point Mortgage Trust
Series 2018-A1A-5, 3.25%, 02/25/25	256	267
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (g)	257	266
Verizon Owner Trust
Series 2018-C-A, 3.55%, 12/20/21	300	309
Verus Securitization Trust
Series 2019-A1-INV1, 3.40%, 12/25/58 (g)	100	105
Series 2020-M1-1, REMIC, 3.02%, 01/25/60 (g)	200	199
Verus Securitization Trust 2020-1
Series 2020-A3-1, REMIC, 2.72%, 01/25/60 (i)	114	115
Vista Point Securitization Trust 2020-1
Series 2020-A1-1, REMIC, 1.76%, 03/25/65 (g)	93	93
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	110	122
WFRBS Commercial Mortgage Trust 2014-LC14
Series 2014-A5-LC14, REMIC, 4.05%, 01/18/24	115	126
World Omni Automobile Lease Securitization Trust
Series 2018-A3-B, REMIC, 3.19%, 03/15/21	404	407
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,466)		13,635
SENIOR FLOATING RATE INSTRUMENTS 0.1%
Consumer Discretionary 0.1%
Caesars Resort Collection, LLC
2020 Term Loan B1, 0.00%, (3M USD LIBOR + 4.50%), 06/19/25 (g) (m)	200	193
Delta Air Lines, Inc.
Term Loan B, 0.00%, (3M USD LIBOR + 3.75%), 09/16/27 (g) (m)	30	30
		223
Consumer Staples 0.0%
Coty Inc.
2018 USD Term Loan B, 2.41%, (1M USD LIBOR + 2.25%), 03/29/25 (g)	198	177
Industrials 0.0%
Tutor Perini Corporation
Term Loan B, 5.75%, (3M USD LIBOR + 4.75%), 08/13/27 (g)	135	133
Communication Services 0.0%
Radiate Holdco, LLC
1st Lien Term Loan B, 0.00%, (3M USD LIBOR + 3.50%), 09/10/26 (g) (m)	35	34
Uber Technologies, Inc.
2018 Term Loan, 0.00%, (3M USD LIBOR + 4.00%), 04/04/25 (g) (m)	42	42
		76
Total Senior Floating Rate Instruments (cost $632)		609
PREFERRED STOCKS 0.1%
Utilities 0.1%
American Electric Power Company, Inc., 6.13%, 03/15/22 (f)	1	24
NextEra Energy, Inc., 5.28%, 03/01/23 (f)	1	26
Sempra Energy, 6.75%, 07/15/21 (f)	—	13
The Southern Company, 6.75%, 08/01/22 (f)	3	136
		199
Financials 0.0%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27	7	106
Energy 0.0%
Crestwood Equity Partners LP, 9.25% (n)	16	93
Materials 0.0%
Gerdau SA	2	9
Total Preferred Stocks (cost $470)		407
SHORT TERM INVESTMENTS 5.0%
Investment Companies 3.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (o) (p)	1,612	1,612
T. Rowe Price Government Reserve Fund, 0.09% (o) (p)	14,689	14,689
		16,301
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (o) (p)	6,072	6,072
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.15%, 10/29/20 (q)	25	25
Total Short Term Investments (cost $22,398)		22,398
Total Investments 102.7% (cost $412,694)		462,764
Other Derivative Instruments (0.0)%		(6)
Other Assets and Liabilities, Net (2.7)%		(12,214)
Total Net Assets 100.0%		450,544

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $29,221 and 6.5% of the Fund.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) Convertible security.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(j) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2020, the total payable for investments purchased on a delayed delivery basis was $9,092.

(k) All or a portion of the security is pledged or segregated as collateral.

(l) Treasury inflation indexed note, par amount is adjusted for inflation.

(m) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Perpetual security. Next contractual call date presented, if applicable.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(q) The coupon rate represents the yield to maturity.

JNL/T. Rowe Price Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AIA Group Limited, 3.13%, 03/13/23	08/22/18	396	419	0.1

JNL/T. Rowe Price Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 5 Year Note	81	January 2021	10,199	(8)	9

Short Contracts
United States 10 Year Ultra Bond	(4)	December 2020	(638)	2	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 68.2%
Information Technology 14.0%
Fiserv, Inc. (a)	2,195	226,178
Global Payments Inc. (b)	929	164,963
MasterCard Incorporated - Class A	118	39,730
Microsoft Corporation (b)	1,885	396,388
NXP Semiconductors N.V. (b)	1,287	160,682
TE Connectivity Ltd.	1,143	111,730
		1,099,671
Health Care 13.7%
Becton, Dickinson and Company (b)	737	171,459
Boston Scientific Corporation (a)	2,727	104,203
Danaher Corporation	755	162,642
Envista Holdings Corporation (a)	2,332	57,541
Humana Inc. (b)	473	195,916
PerkinElmer Inc. (b)	640	80,345
Thermo Fisher Scientific Inc. (b)	321	141,913
UnitedHealth Group Incorporated (b)	511	159,206
		1,073,225
Financials 11.2%
Arthur J Gallagher & Co.	162	17,096
Bank of America Corporation (b)	6,295	151,654
CME Group Inc. (b)	359	60,144
Intercontinental Exchange, Inc. (b)	469	46,945
Marsh & McLennan Companies, Inc.	1,887	216,426
The PNC Financial Services Group, Inc.	1,857	204,099
Visa Inc. - Class A (b)	906	181,108
		877,472
Utilities 8.5%
Alliant Energy Corporation	493	25,470
Ameren Corporation	1,779	140,685
American Electric Power Company, Inc. (b)	3,240	264,837
Atmos Energy Corporation	267	25,477
Exelon Corporation	2,323	83,082
NextEra Energy, Inc. (b)	118	32,854
NiSource Inc.	4,246	93,419
		665,824
Industrials 7.7%
Fortive Corporation	1,151	87,695
General Electric Company (b)	48,622	302,914
Ingersoll Rand Inc. (a) (b)	2,879	102,502
Roper Technologies, Inc. (b)	97	38,360
Teledyne Technologies Inc. (a)	80	24,847
Waste Connections, Inc.	470	48,822
		605,140
Consumer Discretionary 7.6%
Amazon.com, Inc. (a) (b)	79	249,984
Hilton Worldwide Holdings Inc. (b)	989	84,376
Marriott International, Inc. - Class A	956	88,458
Ross Stores Inc.	501	46,716
Yum! Brands, Inc. (b)	1,331	121,487
		591,021
Communication Services 4.2%
Alphabet Inc. - Class A (a)	8	11,587
Alphabet Inc. - Class C (a) (b)	163	239,004
Facebook, Inc. - Class A (a) (b)	304	79,720
		330,311
Consumer Staples 1.3%
Keurig Dr Pepper Inc. (b)	3,628	100,146
Total Common Stocks (cost $4,749,568)		5,342,810
SENIOR FLOATING RATE INSTRUMENTS 9.6%
Information Technology 4.5%
Alliant Holdings Intermediate, LLC
Term Loan B, 0.00%, (3M USD LIBOR + 3.25%), 05/10/25 (c) (d)	5,965	5,851
Applied Systems, Inc.
2017 1st Lien Term Loan, 0.00%, (3M USD LIBOR + 3.25%), 09/06/24 (c) (d)	2,435	2,418
2017 1st Lien Term Loan, 4.25%, (3M USD LIBOR + 3.25%), 09/06/24 (c)	788	782
CCC Information Services, Inc.
2017 1st Lien Term Loan, 0.00%, (1M USD LIBOR + 3.00%), 03/30/24 (c) (d)	2,784	2,760
2017 1st Lien Term Loan, 4.00%, (1M USD LIBOR + 3.00%), 03/30/24 (c)	57,298	56,808
Emerald TopCo Inc
Term Loan, 3.76%, (3M USD LIBOR + 3.50%), 07/16/26 (c)	17,293	16,612
Refinitiv US Holdings Inc.
2018 USD Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 09/12/25 (c)	172,717	170,836
Ultimate Software Group Inc(The)
Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 04/08/26 (c)	1,871	1,853
2020 Incremental Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 05/03/26 (c) (d)	425	423
2020 Incremental Term Loan B, 4.75%, (3M USD LIBOR + 4.00%), 05/03/26 (c)	94,275	93,934
2020 2nd Lien Incremental Term Loan, 7.50%, (3M USD LIBOR + 6.75%), 05/03/27 (c)	2,950	2,999
		355,276
Financials 2.2%
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 0.00%, (3M USD LIBOR + 2.75%), 05/07/25 (c) (d)	3,104	3,010
2018 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 05/07/25 (c)	4,201	4,075
Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 05/10/25 (c)	110	108
AmWINS Group, Inc.
2017 Term Loan B, 0.00%, (3M USD LIBOR + 2.75%), 01/19/24 (c) (d)	1,845	1,826
2017 Term Loan B, 3.75%, (1M USD LIBOR + 2.75%), 01/19/24 (c)	1,668	1,651
Capri Finance LLC
USD 2017 1st Lien Term Loan, 3.26%, (3M USD LIBOR + 3.00%), 10/04/24 (c)	12,075	12,056
Hub International Limited
2019 Incremental Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 04/25/25 (c) (d)	17,450	17,368
2018 Term Loan B, 3.22%, (3M USD LIBOR + 3.00%), 04/25/25 (c)	252	243
2018 Term Loan B, 3.26%, (3M USD LIBOR + 3.00%), 04/25/25 (c)	98,076	94,662
2019 Incremental Term Loan B, 5.00%, (3M USD LIBOR + 4.00%), 04/25/25 (c)	28,008	27,876
Ryan Specialty Group, LLC
Term Loan, 4.00%, (1M USD LIBOR + 3.25%), 07/23/27 (c)	4,315	4,269
USI, Inc.
2017 Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 12/02/26 (c) (d)	3,650	3,607
		170,751
Consumer Discretionary 1.3%
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1M USD LIBOR + 2.50%), 02/01/24 (c)	28,075	27,174
Delta Air Lines, Inc.
Term Loan B, 0.00%, (3M USD LIBOR + 3.75%), 09/16/27 (c) (d)	15,325	15,426
Four Seasons Hotels Limited
New 1st Lien Term Loan, 2.16%, (1M USD LIBOR + 2.00%), 11/30/23 (c)	4,555	4,424
Life Time Fitness Inc
2017 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 06/22/22 (c)	14,722	13,336
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.65%, (1M USD LIBOR + 3.50%), 01/24/27 (c) (e)	17,641	17,112
Mileage Plus Holdings LLC
2020 Term Loan B, 0.00%, (3M USD LIBOR + 5.25%), 12/31/23 (c) (d)	3,890	3,951
2020 Term Loan B, 6.25%, (3M USD LIBOR + 5.25%), 12/31/23 (c)	23,025	23,383
		104,806

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Industrials 0.7%
Camelot U.S. Acquisition 1 Co.
Term Loan B, 0.00%, (3M USD LIBOR + 3.00%), 10/31/26 (c) (d)	12,180	12,114
CPI Holdco, LLC
2019 Term Loan, 4.41%, (1M USD LIBOR + 4.25%), 10/28/26 (c)	1,861	1,847
Filtration Group Corporation
2018 1st Lien Term Loan, 3.15%, (3M USD LIBOR + 3.00%), 03/27/25 (c)	2,663	2,607
Gardner Denver, Inc.
2020 USD Term Loan B, 2.91%, (1M USD LIBOR + 2.75%), 03/01/27 (c)	2,025	1,994
USI, Inc.
2017 Repriced Term Loan, 3.31%, (3M USD LIBOR + 3.00%), 05/16/24 (c)	28,914	27,926
2020 Term Loan, 4.50%, (3M USD LIBOR + 4.00%), 12/02/26 (c)	6,840	6,760
Welbilt, Inc.
2018 Term Loan B, 2.66%, (1M USD LIBOR + 2.50%), 10/16/25 (c)	2,875	2,610
		55,858
Materials 0.4%
H.B. Fuller Company
2017 Term Loan B, 2.16%, (1M USD LIBOR + 2.00%), 10/11/24 (c)	1,005	991
Vertical Midco GmbH
USD Term Loan B, 0.00%, (3M USD LIBOR + 4.25%), 06/30/27 (c) (d)	1,095	1,085
USD Term Loan B, 4.57%, (3M USD LIBOR + 4.25%), 06/30/27 (c)	26,235	25,987
		28,063
Consumer Staples 0.3%
Sunshine Luxembourg VII SARL
USD Term Loan B1, 5.32%, (6M USD LIBOR + 4.25%), 07/12/26 (c)	20,575	20,436
Health Care 0.2%
NVA Holdings, Inc.
2019 Term Loan A3, 2.44%, (1M USD LIBOR + 2.25%), 09/19/22 (c) (e)	11,625	11,393
Pearl Intermediate Parent LLC
2018 1st Lien Term Loan, 2.91%, (1M USD LIBOR + 2.75%), 02/01/25 (c)	918	886
2018 Incremental Term Loan, 0.00%, (3M USD LIBOR + 3.25%), 02/14/25 (c) (d)	1,140	1,114
PetVet Care Centers, LLC
Delayed Draw Term Loan, 5.25%, (1M USD LIBOR + 4.25%), 02/14/25 (c)	2,768	2,761
Prestige Brands, Inc.
Term Loan B4, 2.16%, (1M USD LIBOR + 2.00%), 01/20/24 (c)	78	78
Wink Holdco, Inc
1st Lien Term Loan B, 0.00%, (3M USD LIBOR + 3.00%), 11/01/24 (c) (d)	225	224
1st Lien Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 11/02/24 (c)	1,282	1,277
		17,733
Total Senior Floating Rate Instruments (cost $753,588)		752,923
CORPORATE BONDS AND NOTES 8.4%
Communication Services 2.9%
CCO Holdings, LLC
4.00%, 03/01/23 (f)	5,947	6,013
5.13%, 05/01/27 (f)	24,616	25,898
5.00%, 02/01/28 (f)	36,114	37,946
Liberty Broadband Corporation
2.75%, 09/30/50 (f) (g)	3,529	3,785
Netflix, Inc.
5.50%, 02/15/22	1,260	1,322
5.88%, 02/15/25 - 11/15/28	49,118	58,040
4.38%, 11/15/26	24,835	27,068
4.88%, 04/15/28	29,217	32,819
6.38%, 05/15/29	22,335	27,565
Sirius XM Radio Inc.
3.88%, 08/01/22 (f)	1,045	1,056
T-Mobile USA, Inc.
6.00%, 03/01/23	1,815	1,819
6.50%, 01/15/26	1,025	1,070
		224,401
Consumer Discretionary 2.6%
Cedar Fair, L.P.
5.38%, 06/01/24 - 04/15/27	24,126	23,473
5.25%, 07/15/29	12,750	12,100
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/25 (f)	11,200	11,494
4.75%, 10/20/28 (f)	7,255	7,527
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	5,080	5,102
Hilton Worldwide Holdings Inc.
4.63%, 04/01/25	1,445	1,458
KFC Holding Co.
5.00%, 06/01/24 (f)	11,835	12,135
5.25%, 06/01/26 (f)	18,155	18,908
4.75%, 06/01/27 (f)	24,680	25,879
Marriott International, Inc.
0.90%, (3M USD LIBOR + 0.65%), 03/08/21 (c)	1,485	1,485
3.13%, 06/15/26	1,925	1,913
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (f)	4,845	5,047
Six Flags Operations Inc.
4.88%, 07/31/24 (f)	16,910	15,905
5.50%, 04/15/27 (f) (h)	14,954	14,187
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (f)	7,937	8,451
Yum! Brands, Inc.
3.88%, 11/01/20 - 11/01/23	12,425	12,721
3.75%, 11/01/21	11,046	11,211
4.75%, 01/15/30 (f)	2,015	2,173
6.88%, 11/15/37	3,355	4,042
5.35%, 11/01/43	11,005	11,735
		206,946
Information Technology 0.8%
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (f)	7,023	7,519
8.25%, 11/15/26 (f)	8,750	9,590
Solera, LLC
10.50%, 03/01/24 (f)	42,260	44,171
		61,280
Industrials 0.7%
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (i)	51,920	41,017
Korn Ferry
4.63%, 12/15/27 (f)	2,020	2,050
Lennox International Inc.
3.00%, 11/15/23	340	358
Manitowoc Foodservice Companies, LLC
9.50%, 02/15/24 (h)	2,782	2,849
Sensata Technologies B.V.
4.88%, 10/15/23 (f)	2,715	2,867
5.63%, 11/01/24 (f)	670	723
5.00%, 10/01/25 (f)	4,400	4,727
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (f)	2,235	2,326
Xylem Inc.
4.88%, 10/01/21	125	130
		57,047
Financials 0.5%
AmWINS Group, Inc.
7.75%, 07/01/26 (f)	580	621
HUB International Limited
7.00%, 05/01/26 (f)	15,225	15,769
State Street Corporation
3.85%, (callable at 100 beginning 12/15/20) (i)	6,150	6,115
The Bank of New York Mellon Corporation
3.65%, (callable at 100 beginning 12/20/20) (i)	6,475	6,346
The PNC Financial Services Group, Inc.
5.00%, (callable at 100 beginning 11/01/26) (i)	7,150	7,514

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
USIS Merger Sub, Inc.
6.88%, 05/01/25 (f)	6,005	6,090
		42,455
Health Care 0.4%
Avantor, Inc.
6.00%, 10/01/24 (f)	13,940	14,572
Elanco Animal Health
4.91%, 08/27/21 (j)	3,940	4,043
Hologic, Inc.
4.38%, 10/15/25 (f)	4,031	4,119
Teleflex Incorporated
4.88%, 06/01/26	4,900	5,055
4.63%, 11/15/27	2,185	2,303
		30,092
Real Estate 0.3%
SBA Communications Corporation
4.00%, 10/01/22	10,015	10,081
4.88%, 09/01/24	6,330	6,486
3.88%, 02/15/27 (f)	2,945	2,992
		19,559
Utilities 0.1%
NiSource Inc.
5.65%, (callable at 100 beginning 06/15/23) (i)	6,905	6,851
Materials 0.1%
Avantor Funding, Inc.
4.63%, 07/15/28 (f)	1,829	1,896
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (f)	4,670	4,729
		6,625
Total Corporate Bonds And Notes (cost $623,266)		655,256
PREFERRED STOCKS 2.4%
Utilities 1.2%
Alabama Power Company - Series A, 5.00%, (callable at 100 beginning 10/01/22) (i)	34	938
American Electric Power Company, Inc., 6.13%, 03/15/22 (g)	210	10,192
CMS Energy Corporation, 5.88%, 10/15/78	585	15,462
CMS Energy Corporation, 5.88%, 03/01/79	930	25,026
DTE Energy Company, 5.25%, 12/01/77	328	8,664
Duke Energy Corporation, 5.63%, 09/15/78	293	8,087
NextEra Energy, Inc., 5.28%, 03/01/23 (g)	430	20,080
NiSource Inc., 6.50%, (callable at 25 beginning 03/15/24) (i)	330	9,096
		97,545
Health Care 0.9%
Avantor, Inc., 6.25%, 05/15/22 (g)	642	46,662
Boston Scientific Corporation, 5.50%, 06/01/23 (g)	219	24,497
		71,159
Industrials 0.2%
Fortive Corporation - Series A, 5.00%, 07/01/21 (g)	15	13,752
Financials 0.1%
The Charles Schwab Corporation, 5.95%, (callable at 100 beginning 06/01/21) (h) (i)	4	103
U.S. Bancorp, 5.50%, (callable at 25 beginning 10/15/23) (i)	19	520
Wells Fargo & Company - Series L, 7.50% (g) (i)	5	6,997
		7,620
Total Preferred Stocks (cost $172,109)		190,076
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
Domino's Pizza, Inc.
Series 2018-A2I-1A, 4.12%, 10/25/25	3,376	3,567
Series 2017-A23-1A, 4.12%, 07/26/27	3,652	3,898
Series 2019-A2-1A, 3.67%, 10/25/29 (f)	2,918	3,097
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	13	13
US Airways, Inc.
Series 2012-B-2, 6.75%, 06/03/21	114	106
Series 2012-PTT-2A, 4.63%, 06/03/25	296	237
Series 2013-A-1, 3.95%, 11/15/25	181	148
Wendy's Funding, LLC
Series 2018-A2I-1A, 3.57%, 03/15/48	2,285	2,354
Total Non-U.S. Government Agency Asset-Backed Securities (cost $12,769)		13,420
TRUST PREFERREDS 0.1%
Utilities 0.1%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (i)	8	182
SCE Trust IV, 5.38%, (callable at 25 beginning 09/15/25) (i)	343	7,663
Total Trust Preferreds (cost $7,346)		7,845
INVESTMENT COMPANIES 0.0%
T. Rowe Price Institutional Floating Rate Fund (k)	132	1,252
Total Investment Companies (cost $1,343)		1,252
SHORT TERM INVESTMENTS 12.8%
Investment Companies 12.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (k) (l)	18,800	18,800
T. Rowe Price Government Reserve Fund, 0.09% (k) (l)	968,075	968,075
		986,875
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (k) (l)	16,830	16,830
Total Short Term Investments (cost $1,003,705)		1,003,705
Total Investments 101.7% (cost $7,323,694)		7,967,287
Other Derivative Instruments (0.8)%		(60,667)
Other Assets and Liabilities, Net (0.9)%		(72,267)
Total Net Assets 100.0%		7,834,353

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $324,262 and 4.1% of the Fund.

(g) Convertible security.

(h) All or a portion of the security was on loan as of September 30, 2020.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/T. Rowe Price Capital Appreciation Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
T. Rowe Price Institutional Floating Rate Fund	1,263	41	1	41	—	(51)	1,252	—

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Alphabet Inc.	CGM	Call	1,500.00	01/15/21	113	(1,127)
Alphabet Inc.	GSC	Call	1,780.00	01/15/21	33	(66)
Alphabet Inc.	GSC	Call	1,800.00	01/15/21	33	(57)
Alphabet Inc.	GSC	Call	1,740.00	01/15/21	33	(85)
Alphabet Inc.	GSC	Call	1,760.00	01/15/21	33	(75)
Alphabet Inc.	GSC	Call	1,800.00	01/21/22	85	(816)
Alphabet Inc.	GSC	Call	1,760.00	01/21/22	85	(897)
Alphabet Inc.	GSC	Call	1,780.00	01/21/22	85	(854)
Amazon.com, Inc.	CCI	Call	4,100.00	01/21/22	25	(659)
Amazon.com, Inc.	CCI	Call	4,200.00	01/21/22	25	(612)
Amazon.com, Inc.	CCI	Call	4,300.00	01/21/22	25	(564)
Amazon.com, Inc.	CCI	Call	4,000.00	01/21/22	24	(684)
Amazon.com, Inc.	CSI	Call	3,800.00	01/21/22	38	(1,267)
Amazon.com, Inc.	CSI	Call	3,900.00	01/21/22	38	(1,181)
Amazon.com, Inc.	CSI	Call	4,000.00	01/21/22	38	(1,083)
American Electric Power Company, Inc.	CGM	Call	115.00	01/15/21	511	—
American Electric Power Company, Inc.	CGM	Call	105.00	01/15/21	1,626	(10)
American Electric Power Company, Inc.	JPM	Call	95.00	01/21/22	1,183	(382)
American Electric Power Company, Inc.	JPM	Call	90.00	01/21/22	1,184	(556)
Bank of America Corporation	SIG	Call	30.00	01/21/22	7,702	(1,448)
Becton, Dickinson and Company	GSC	Call	280.00	01/15/21	172	(36)
Becton, Dickinson and Company	GSC	Call	300.00	01/15/21	755	(99)
Becton, Dickinson and Company	GSC	Call	260.00	01/15/21	111	(53)
Becton, Dickinson and Company	GSC	Call	270.00	01/15/21	111	(33)
CME Group Inc.	CSI	Call	180.00	01/15/21	267	(117)
CME Group Inc.	CSI	Call	185.00	01/15/21	267	(89)
CME Group Inc.	CSI	Call	170.00	01/15/21	267	(211)
CME Group Inc.	CSI	Call	175.00	01/15/21	267	(163)
Facebook, Inc.	JPM	Call	270.00	01/15/21	290	(589)
Facebook, Inc.	JPM	Call	275.00	01/15/21	290	(528)
Facebook, Inc.	JPM	Call	265.00	01/15/21	290	(651)
Facebook, Inc.	JPM	Call	195.00	01/15/21	222	(1,566)
Facebook, Inc.	JPM	Call	200.00	01/15/21	222	(1,471)
Facebook, Inc.	JPM	Call	400.00	01/21/22	919	(1,017)
General Electric Company	JPM	Call	9.00	01/15/21	12,905	(142)
General Electric Company	JPM	Call	8.00	01/15/21	18,450	(387)
General Electric Company	JPM	Call	15.00	01/15/21	29,084	(86)
Global Payments Inc.	GSC	Call	195.00	12/18/20	172	(114)
Global Payments Inc.	GSC	Call	185.00	12/18/20	172	(158)
Hilton Worldwide Holdings Inc.	CGM	Call	130.00	01/15/21	152	(5)
Hilton Worldwide Holdings Inc.	CGM	Call	125.00	01/15/21	152	(6)
Hilton Worldwide Holdings Inc.	CSI	Call	90.00	01/15/21	58	(35)
Hilton Worldwide Holdings Inc.	CSI	Call	87.50	01/15/21	58	(40)
Humana Inc.	CSI	Call	420.00	01/15/21	86	(232)
Humana Inc.	CSI	Call	430.00	01/15/21	86	(199)
Humana Inc.	CSI	Call	370.00	01/15/21	112	(670)
Humana Inc.	CSI	Call	380.00	01/15/21	112	(573)
Ingersoll Rand Inc.	JPM	Call	35.00	12/18/20	1,747	(485)
Intercontinental Exchange, Inc.	JPM	Call	105.00	01/15/21	348	(122)
Intercontinental Exchange, Inc.	JPM	Call	100.00	01/15/21	348	(200)
Keurig Dr Pepper Inc.	CGM	Call	31.00	10/16/20	1,110	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Keurig Dr Pepper Inc.	CGM	Call	30.00	10/16/20	1,110	(3)
Keurig Dr Pepper Inc.	CGM	Call	29.00	10/16/20	1,141	(7)
Microsoft Corporation	CCI	Call	280.00	01/21/22	1,198	(1,192)
Microsoft Corporation	CGM	Call	170.00	01/15/21	646	(2,808)
Microsoft Corporation	CGM	Call	165.00	01/15/21	646	(3,065)
Microsoft Corporation	CSI	Call	165.00	01/15/21	1,946	(9,232)
Microsoft Corporation	JPM	Call	170.00	01/15/21	2,496	(10,852)
NextEra Energy, Inc.	CSI	Call	320.00	01/15/21	118	(50)
NextEra Energy, Inc.	CSI	Call	310.00	01/15/21	117	(71)
NXP Semiconductors N.V.	CSI	Call	140.00	01/15/21	1,272	(668)
NXP Semiconductors N.V.	JPM	Call	115.00	01/15/21	143	(234)
NXP Semiconductors N.V.	JPM	Call	145.00	01/15/21	414	(176)
NXP Semiconductors N.V.	JPM	Call	140.00	01/15/21	414	(218)
NXP Semiconductors N.V.	JPM	Call	125.00	01/15/21	143	(159)
NXP Semiconductors N.V.	JPM	Call	135.00	01/15/21	414	(295)
PerkinElmer, Inc.	JPM	Call	115.00	12/18/20	232	(320)
PerkinElmer, Inc.	JPM	Call	110.00	12/18/20	232	(425)
Roper Technologies, Inc.	GSC	Call	420.00	11/20/20	116	(104)
Roper Technologies, Inc.	GSC	Call	440.00	11/20/20	116	(53)
Roper Technologies, Inc.	GSC	Call	370.00	11/20/20	115	(430)
Roper Technologies, Inc.	GSC	Call	390.00	11/20/20	115	(279)
Thermo Fisher Scientific Inc.	RBC	Call	390.00	01/15/21	98	(620)
Thermo Fisher Scientific Inc.	RBC	Call	370.00	01/15/21	99	(790)
UnitedHealth Group Incorporated	JPM	Call	330.00	01/15/21	115	(159)
UnitedHealth Group Incorporated	JPM	Call	320.00	01/15/21	733	(1,333)
Visa Inc.	CSI	Call	240.00	01/15/21	673	(111)
Visa Inc.	CSI	Call	230.00	01/15/21	673	(195)
Visa Inc.	CSI	Call	235.00	01/15/21	673	(148)
Visa Inc.	GSC	Call	185.00	01/15/21	111	(243)
Visa Inc.	GSC	Call	195.00	01/15/21	111	(173)
Visa Inc.	GSC	Call	210.00	01/15/21	814	(667)
Visa Inc.	GSC	Call	240.00	01/15/21	235	(39)
Visa Inc.	GSC	Call	230.00	01/15/21	235	(68)
Visa Inc.	GSC	Call	200.00	01/15/21	228	(292)
Visa Inc.	GSC	Call	215.00	01/15/21	183	(122)
Visa Inc.	GSC	Call	220.00	01/15/21	299	(154)
Visa Inc.	GSC	Call	270.00	01/21/22	244	(137)
Visa Inc.	GSC	Call	260.00	01/21/22	244	(176)
Visa Inc.	GSC	Call	250.00	01/21/22	244	(203)
Visa Inc.	GSC	Call	225.00	01/21/22	492	(783)
Visa Inc.	GSC	Call	230.00	01/21/22	492	(697)
Yum! Brands, Inc.	CGM	Call	105.00	01/15/21	580	(76)
Yum! Brands, Inc.	CGM	Call	100.00	01/15/21	580	(130)
Yum! Brands, Inc.	MLP	Call	95.00	01/15/21	342	(133)
Yum! Brands, Inc.	MLP	Call	100.00	01/15/21	341	(76)
						(60,667)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 99.6%
Information Technology 37.8%
Adobe Inc. (a)	172	84,207
Advanced Micro Devices, Inc. (a)	1,903	156,027
Apple Inc.	5,539	641,416
ASML Holding - ADR	323	119,230
Avalara, Inc.	294	37,432
CrowdStrike Holdings, Inc. - Class A (a)	262	36,045
Datadog, Inc. - Class A (a)	600	61,279
Equifax Inc.	181	28,402
Fidelity National Information Services, Inc.	1,180	173,637
Fiserv, Inc. (a)	1,277	131,581
Global Payments Inc.	583	103,534
Intuit Inc.	494	161,261
Marvell Technology Group Ltd	1,815	72,038
MasterCard Incorporated - Class A	916	309,633
Microsoft Corporation	4,507	947,958
NVIDIA Corporation	271	146,725
Palantir Technologies Inc. (a)	1,352	12,841
Paycom Software, Inc. (a)	200	62,282
Paypal Holdings, Inc. (a)	981	193,243
Salesforce.Com, Inc. (a)	1,143	287,300
ServiceNow, Inc. (a)	277	134,459
Slack Technologies, Inc. - Class A (a)	1,840	49,415
Snowflake Inc. - Class A (a) (b)	40	10,088
Splunk Inc. (a)	618	116,170
Spotify Technology S.A. (a)	320	77,522
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	695	56,352
Temenos Group AG	136	18,274
Wix.Com Ltd. (a)	60	15,215
Workday, Inc. - Class A (a)	213	45,798
		4,289,364
Consumer Discretionary 22.4%
Airbnb, Inc. - Class E (a) (c) (d)	85	6,435
Alibaba Group Holding Limited - ADS (a)	1,268	372,902
Amazon.com, Inc. (a)	407	1,281,174
Aptiv PLC	592	54,230
Carmax Inc. (a)	75	6,899
Carvana Co. - Class A (a)	393	87,763
Chipotle Mexican Grill Inc. (a)	65	80,855
Draftkings Inc. - Class A (a) (b)	816	47,998
Ferrari N.V.	481	88,526
Las Vegas Sands Corp.	595	27,744
Lululemon Athletica Inc. (a)	271	89,259
NIKE, Inc. - Class B	867	108,881
Ross Stores Inc.	1,127	105,133
Tesla Inc. (a)	252	108,272
Wynn Resorts Ltd.	875	62,854
XPeng Inc - ADR (a)	304	6,092
		2,535,017
Communication Services 17.2%
Activision Blizzard, Inc.	238	19,298
Alphabet Inc. - Class A (a)	210	307,659
Alphabet Inc. - Class C (a)	180	264,741
Booking Holdings Inc. (a)	41	70,875
Facebook, Inc. - Class A (a)	2,257	591,037
GoodRx Holdings, Inc. - Class A (a)	60	3,324
Match Group Holdings II, LLC (a)	759	84,002
Netflix, Inc. (a)	518	259,198
SEA, Ltd. - ADR (a)	864	133,116
Snap Inc. - Class A (a)	4,794	125,175
Tencent Holdings Limited	1,405	94,699
		1,953,124
Health Care 9.6%
Alcon AG (a)	279	15,823
Align Technology, Inc. (a)	44	14,452
Anthem, Inc.	304	81,517
argenx SE - ADR (a)	45	11,778
Centene Corporation (a)	1,047	61,068
Cigna Holding Company	653	110,590
HCA Healthcare, Inc.	555	69,141
Humana Inc.	119	49,170
Incyte Corporation (a)	500	44,863
Intuitive Surgical, Inc. (a)	232	164,933
Stryker Corporation	677	141,165
UnitedHealth Group Incorporated	684	213,380
Vertex Pharmaceuticals Incorporated (a)	418	113,733
		1,091,613
Industrials 6.8%
Cintas Corp.	248	82,691
Cummins Inc.	283	59,716
FedEx Corporation	436	109,646
Fortive Corporation	1,007	76,738
JB Hunt Transport Services Inc.	125	15,792
Norfolk Southern Corporation	151	32,355
Parker-Hannifin Corporation	275	55,724
Roper Technologies, Inc.	280	110,743
Teledyne Technologies Inc. (a)	184	57,194
TransUnion	1,027	86,439
Union Pacific Corporation	322	63,372
Wabtec Corp.	388	23,997
		774,407
Financials 5.4%
Cboe Global Markets, Inc.	265	23,207
Chubb Limited	464	53,923
MSCI Inc.	61	21,895
S&P Global Inc.	202	72,926
Shopify Inc. - Class A (a)	44	44,783
StoneCo Ltd. (a)	513	27,149
Tradeweb Markets Inc. - Class A	361	20,964
Visa Inc. - Class A	1,592	318,400
XP Inc. - Class A (a)	690	28,781
		612,028
Materials 0.4%
Linde Public Limited Company	168	40,071
Total Common Stocks (cost $6,635,992)		11,295,624
PREFERRED STOCKS 0.2%
Consumer Discretionary 0.1%
Airbnb, Inc. - Series D (a) (c) (d)	167	12,669
Industrials 0.1%
Xiaoju Kuaizhi Inc. - Series A-17 (a) (c) (d)	246	10,970
Real Estate 0.0%
WeWork Companies Inc. - Series E (a) (c) (d)	143	—
Total Preferred Stocks (cost $18,243)		23,639
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (e) (f)	4,987	4,987
T. Rowe Price Government Reserve Fund, 0.09% (e) (f)	34,518	34,518
		39,505
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (e) (f)	9,046	9,046
Total Short Term Investments (cost $48,551)		48,551
Total Investments 100.2% (cost $6,702,786)		11,367,814
Other Assets and Liabilities, Net (0.2)%		(23,448)
Total Net Assets 100.0%		11,344,366

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/T. Rowe Price Established Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Airbnb, Inc. - Class E	07/14/15	7,889	6,435	0.1
Airbnb, Inc. - Series D	04/15/14	6,792	12,669	0.1
WeWork Companies Inc. - Series E	06/23/15	4,698	—	—
Xiaoju Kuaizhi Inc. - Series A-17	10/19/15	6,753	10,970	0.1
		26,132	30,074	0.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 97.5%
Health Care 25.8%
Acadia Healthcare Company, Inc. (a)	884	26,060
ACADIA Pharmaceuticals Inc. (a)	182	7,507
Agilent Technologies, Inc.	1,059	106,895
Alcon AG (a)	575	32,746
Align Technology, Inc. (a)	68	22,260
Alkermes Public Limited Company (a)	1,313	21,756
Alnylam Pharmaceuticals, Inc. (a)	220	32,032
argenx SE - ADR (a)	133	34,915
Ascendis Pharma A/S - ADR (a)	79	12,191
Avantor, Inc. (a)	2,337	52,559
Bruker Corp.	1,678	66,700
Catalent Inc. (a)	1,408	120,609
Cooper Cos. Inc.	282	95,068
Dentsply Sirona Inc.	309	13,513
Elanco Animal Health (a)	1,630	45,526
Exact Sciences Corporation (a)	364	37,110
Hologic Inc. (a)	2,388	158,730
ICU Medical, Inc. (a)	144	26,317
IDEXX Laboratories, Inc. (a)	63	24,766
Incyte Corporation (a)	530	47,562
Ionis Pharmaceuticals Inc. (a)	529	25,101
Molina Healthcare, Inc. (a)	66	12,081
Myokardia, Inc. (a)	63	8,589
Neurocrine Biosciences, Inc. (a)	265	25,482
Perrigo Company Public Limited Company	893	40,998
PPD, Inc. (a)	518	19,161
PRA Health Sciences, Inc. (a)	529	53,662
Quidel Corporation (a)	97	21,280
Royalty Pharma PLC - Class A	349	14,682
Seattle Genetics Inc. (a)	357	69,861
Teleflex Incorporated	384	130,721
Ultragenyx Pharmaceutical Inc. (a)	80	6,575
Veeva Systems Inc. - Class A (a)	276	77,608
West Pharmaceutical Services Inc.	150	41,235
		1,531,858
Information Technology 23.5%
Amphenol Corporation - Class A	225	24,361
Atlassian Corporation PLC - Class A (a)	303	55,082
Bentley Systems, Incorporated - Class B (a)	82	2,575
Bill.Com Holdings Inc. (a)	106	10,633
Black Knight, Inc. (a)	672	58,498
Broadridge Financial Solutions, Inc.	177	23,364
Ceridian HCM Holding Inc. (a)	705	58,268
Citrix Systems Inc.	88	12,118
Cognex Corp.	215	13,996
Corning Incorporated	1,588	51,467
CrowdStrike Holdings, Inc. - Class A (a)	161	22,108
DocuSign, Inc. (a)	441	94,921
Entegris, Inc.	550	40,887
Equifax Inc.	312	48,953
Fiserv, Inc. (a)	176	18,137
Five9 Inc. (a)	88	11,412
FleetCor Technologies Inc. (a)	266	63,335
Gartner Inc. (a)	159	19,867
Global Payments Inc.	264	46,881
IHS Markit Ltd.	480	37,685
INPHI Corporation (a)	176	19,756
Keysight Technologies, Inc. (a)	706	69,739
KLA-Tencor Corp.	97	18,793
Marvell Technology Group Ltd	2,448	97,186
Maxim Integrated Products, Inc.	793	53,615
Microchip Technology Incorporated	987	101,424
National Instruments Corp.	1,103	39,377
Skyworks Solutions, Inc.	353	51,361
Slack Technologies, Inc. - Class A (a)	451	12,114
Snowflake Inc. - Class A (a) (b)	13	3,263
Splunk Inc. (a)	311	58,508
Spotify Technology S.A. (a)	212	51,425
SS&C Technologies Holdings, Inc.	314	19,003
Wex, Inc. (a)	125	17,371
Xilinx, Inc.	624	65,046
		1,392,529
Industrials 15.3%
Alaska Air Group, Inc.	352	12,894
Allegion Public Limited Company	112	11,078
BWXT Government Group, Inc.	758	42,683
Clarivate PLC (a)	2,624	81,318
Colfax Corp. (a)	1,456	45,660
CoStar Group, Inc. (a)	85	72,123
Dun & Bradstreet Holdings, Inc. (a)	707	18,142
Fortive Corporation	836	63,712
IDEX Corporation	441	80,443
Ingersoll Rand Inc. (a)	2,487	88,537
JB Hunt Transport Services Inc.	569	71,910
L3Harris Technologies, Inc.	175	29,722
Roper Technologies, Inc.	132	52,154
Textron Inc.	2,118	76,439
TransUnion	756	63,602
Verisk Analytics, Inc.	376	69,677
Waste Connections, Inc.	272	28,234
		908,328
Consumer Discretionary 13.0%
Aptiv PLC	617	56,567
Bright Horizons Family Solutions Inc. (a)	42	6,386
Burlington Stores Inc. (a)	396	81,612
Carmax Inc. (a)	165	15,165
Chipotle Mexican Grill Inc. (a)	36	44,774
Dollar Tree Inc. (a)	573	52,338
Domino's Pizza, Inc.	22	9,356
Draftkings Inc. - Class A (a) (b)	358	21,065
Dunkin' Brands Group Inc.	616	50,457
ETSY, Inc. (a)	265	32,232
Five Below, Inc. (a)	109	13,843
Hilton Worldwide Holdings Inc.	705	60,151
Lululemon Athletica Inc. (a)	32	10,540
Marriott International, Inc. - Class A	258	23,886
MGM Resorts International	2,557	55,615
O'Reilly Automotive, Inc. (a)	125	57,635
Ross Stores Inc.	300	27,996
ServiceMaster Holding Corporation (a)	1,341	53,479
Tapestry Inc.	212	3,314
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	75	16,798
Vail Resorts, Inc.	230	49,213
VF Corp.	363	25,501
Visteon Corporation (a)	12	810
		768,733
Materials 5.9%
Avery Dennison Corporation	359	45,895
Ball Corporation	1,694	140,805
Kirkland Lake Gold Ltd. (b)	848	41,323
Martin Marietta Materials Inc.	72	16,946
Packaging Corporation of America	168	18,320
Reynolds Consumer Products LLC	660	20,209
RPM International Inc.	352	29,160
Sealed Air Corporation	970	37,646
		350,304
Financials 5.5%
Assurant, Inc.	360	43,672
AXIS Capital Holdings Limited	663	29,198
Cboe Global Markets, Inc.	528	46,327
Churchill Capital Corp III - Class A (a) (b)	1,762	18,060
K.K.R. Co., Inc.	1,238	42,513
Kemper Corp.	194	12,965
MarketAxess Holdings Inc.	63	30,340
Pershing Square Tontine Holdings, Ltd. - Class A (a)	701	15,906
Raymond James Financial Inc.	220	16,007
SelectQuote, Inc. (a)	308	6,237
Tradeweb Markets Inc. - Class A	785	45,530
Webster Financial Corp.	731	19,306
		326,061
Consumer Staples 3.5%
Casey's General Stores Inc.	406	72,126

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Dollar General Corporation	441	92,442
Sprouts Farmers Market, Inc. (a)	794	16,618
Treehouse Foods, Inc. (a)	617	25,007
		206,193
Communication Services 2.8%
GoHealth, LLC - Class A (a)	484	6,304
GoodRx Holdings, Inc. - Class A (a)	32	1,765
Match Group Holdings II, LLC (a)	874	96,708
Match Group, Inc. (a)	264	31,622
Zynga Inc. - Class A (a)	3,131	28,555
		164,954
Utilities 1.4%
Atmos Energy Corporation	208	19,883
Eversource Energy	180	15,039
Sempra Energy	398	47,107
		82,029
Energy 0.8%
Concho Resources Inc.	705	31,105
Pioneer Natural Resources Co.	220	18,918
		50,023
Real Estate 0.0%
WeWork Companies Inc. - Class A (a) (c) (d)	33	—
Total Common Stocks (cost $4,080,319)		5,781,012
WARRANTS 0.0%
Pershing Square Tontine Holdings, Ltd. (a)	78	559
Total Warrants (cost $444)		559
PREFERRED STOCKS 0.0%
Real Estate 0.0%
WeWork Companies Inc. - Series D-2 (a) (c) (d)	122	—
WeWork Companies Inc. - Series D-1 (a) (c) (d)	156	—
Total Preferred Stocks (cost $4,627)		—
SHORT TERM INVESTMENTS 2.9%
Investment Companies 2.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (e) (f)	3,068	3,068
T. Rowe Price Government Reserve Fund, 0.09% (e) (f)	153,769	153,769
		156,837
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (e) (f)	15,452	15,452
Total Short Term Investments (cost $172,289)		172,289
Total Investments 100.4% (cost $4,257,679)		5,953,860
Other Assets and Liabilities, Net (0.4)%		(24,972)
Total Net Assets 100.0%		5,928,888

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/T. Rowe Price Mid-Cap Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
WeWork Companies Inc. - Series D-2	12/09/14	2,036	—	—
WeWork Companies Inc. - Class A	05/26/15	464	—	—
WeWork Companies Inc. - Series D-1	12/09/14	2,591	—	—
		5,091	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 51.4%
Financials 19.8%
ABN AMRO Bank N.V.
0.82%, (3M USD LIBOR + 0.57%), 08/27/21 (a) (b)	3,795	3,810
AerCap Ireland Capital Designated Activity Company
4.45%, 12/16/21	2,325	2,374
4.50%, 09/15/23	2,120	2,184
AerCap Ireland Limited
3.95%, 02/01/22	3,350	3,392
AIA Group Limited
0.75%, (3M USD LIBOR + 0.52%), 09/20/21 (a) (b)	3,020	3,020
AIG Global Funding
3.35%, 06/25/21 (b)	1,795	1,835
American Express Company
3.70%, 08/03/23	535	579
American International Group, Inc.
6.40%, 12/15/20	885	895
4.88%, 06/01/22	1,780	1,907
2.50%, 06/30/25	2,880	3,074
Aon Corporation
2.20%, 11/15/22	835	864
Aon PLC
2.80%, 03/15/21	4,310	4,350
Avolon Holdings Funding Limited
3.63%, 05/01/22 (b)	3,515	3,453
3.95%, 07/01/24 (b)	690	659
2.88%, 02/15/25 (b)	1,805	1,644
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	2,150	2,154
Banco Bilbao Vizcaya Argentaria, S.A.
0.88%, 09/18/23 (c)	4,200	4,194
Banco Del Estado De Chile
2.70%, 01/09/25 (b)	1,180	1,240
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
4.13%, 11/09/22 (d)	3,600	3,788
Banco Santander-Chile
2.50%, 12/15/20 (b)	4,430	4,431
Bank of America Corporation
0.64%, (3M USD LIBOR + 0.38%), 01/23/22 (a)	2,075	2,080
0.88%, (3M USD LIBOR + 0.65%), 06/25/22 (a)	2,180	2,196
2.50%, 10/21/22	1,760	1,797
1.43%, (3M USD LIBOR + 1.16%), 01/20/23 (a)	4,025	4,097
Bank of Montreal
0.73%, (3M USD LIBOR + 0.46%), 04/13/21 (a)	2,505	2,512
Banque Federative du Credit Mutuel
2.13%, 11/21/22 (b)	2,890	2,984
Barclays PLC
2.65%, 01/11/21	2,290	2,300
1.70%, 05/12/22 (c)	1,290	1,312
Bayer US Finance II LLC
0.86%, (3M USD LIBOR + 0.63%), 06/25/21 (a) (b)	2,915	2,920
3.50%, 06/25/21 (b)	1,545	1,575
3.88%, 12/15/23 (b)	3,865	4,219
Boral Finance Pty Limited
3.00%, 11/01/22 (b)	350	356
BPCE
1.48%, (3M USD LIBOR + 1.22%), 05/22/22 (a) (b)	1,600	1,616
Bunge Limited Finance Corp.
3.50%, 11/24/20 (e)	6,370	6,398
3.00%, 09/25/22	5,185	5,372
4.35%, 03/15/24	295	325
Capital One Financial Corporation
3.20%, 01/30/23	1,540	1,623
3.50%, 06/15/23	1,125	1,203
3.90%, 01/29/24	1,295	1,411
China Overseas Finance (Cayman) II Limited
5.38%, 10/29/23 (d)	3,600	4,004
Citigroup Inc.
2.90%, 12/08/21	4,145	4,256
2.84%, 05/20/22	3,270	3,319
2.31%, 11/04/22	2,615	2,666
3.11%, 04/08/26	2,055	2,216
Citizens Bank, National Association
2.55%, 05/13/21	1,625	1,644
3.25%, 02/14/22	1,560	1,616
2.65%, 05/26/22	2,145	2,216
CNH Industrial Capital LLC
4.38%, 11/06/20 (e)	4,025	4,033
3.88%, 10/15/21	3,355	3,447
Cooperatieve Rabobank U.A.
3.95%, 11/09/22	3,265	3,472
Credit Agricole SA
1.28%, (3M USD LIBOR + 1.02%), 04/24/23 (a) (b)	1,605	1,617
Credit Suisse Holdings (USA), Inc.
2.80%, 04/08/22	2,705	2,800
1.00%, 05/05/23	3,145	3,175
Daimler Finance North America LLC
2.30%, 02/12/21 (b)	495	498
3.75%, 11/05/21 (b)	2,390	2,467
1.75%, 03/10/23 (b)	3,440	3,509
Danske Bank A/S
5.00%, 01/12/22 (b)	2,115	2,221
3.00%, 09/20/22 (b)	3,010	3,068
5.38%, 01/12/24 (b)	240	270
1.23%, 06/22/24 (b)	3,110	3,137
Deutsche Bank Aktiengesellschaft
3.15%, 01/22/21	2,920	2,934
1.54%, (3M USD LIBOR + 1.29%), 02/04/21 (a)	2,205	2,205
3.38%, 05/12/21	285	289
Discover Bank
3.20%, 08/09/21	570	582
Eastern Creation II Investment Holdings Ltd.
1.00%, 09/10/23 (d)	3,125	3,105
First Niagara Financial Group, Inc.
7.25%, 12/15/21	1,290	1,385
Ford Motor Credit Company LLC
3.47%, 04/05/21	1,000	999
5.88%, 08/02/21	590	603
3.81%, 10/12/21	1,025	1,027
GE Capital International Funding Company Unlimited Company
2.34%, 11/15/20	10,195	10,217
General Motors Financial Company, Inc.
4.20%, 03/01/21	505	510
1.12%, (3M USD LIBOR + 0.85%), 04/09/21 (a)	1,775	1,775
3.20%, 07/06/21	1,485	1,505
2.90%, 02/26/25	3,555	3,662
Harley-Davidson Financial Services, Inc.
1.18%, (3M USD LIBOR + 0.94%), 03/02/21 (a) (b)	2,485	2,485
4.05%, 02/04/22 (b)	2,975	3,074
2.55%, 06/09/22 (b)	865	879
HSBC Holdings PLC
1.65%, 04/18/26 (c)	3,965	3,949
2.10%, 06/04/26 (c)	3,645	3,696
Imperial Brands Finance PLC
3.75%, 07/21/22 (b)	3,145	3,283
3.50%, 02/11/23 (b)	1,530	1,597
ING Groep N.V.
1.37%, (3M USD LIBOR + 1.15%), 03/29/22 (a)	1,920	1,937
JPMorgan Chase & Co.
2.08%, 04/22/26	3,900	4,074
KeyBank National Association
3.30%, 02/01/22	1,610	1,672
2.30%, 09/14/22	575	596
Lincoln National Corporation
4.00%, 09/01/23	655	715
Lloyds Banking Group PLC
1.33%, 06/15/23 (c)	920	926

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
4.50%, 11/04/24	965	1,049
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	1,905	2,108
Metropolitan Life Global Funding I
3.38%, 01/11/22 (b)	2,060	2,137
Mitsubishi UFJ Financial Group Inc
0.89%, (3M USD LIBOR + 0.65%), 07/26/21 (a)	960	964
1.18%, (3M USD LIBOR + 0.92%), 02/22/22 (a)	2,240	2,260
3.22%, 03/07/22	2,890	2,997
Moody's Corporation
3.75%, 03/24/25	2,275	2,563
Morgan Stanley
2.75%, 05/19/22	2,555	2,647
NatWest Markets PLC
2.38%, 05/21/23 (b)	2,935	3,018
Nissan Master Owner Trust Receivables
0.58%, (1M USD LIBOR + 0.43%), 11/15/21 (a)	2,375	2,379
Nordea Bank AB
4.88%, 05/13/21 (b)	1,655	1,697
Panasonic Corporation
2.54%, 07/19/22 (b)	1,760	1,811
PNC Bank, National Association
2.45%, 07/28/22	2,140	2,216
2.95%, 01/30/23	1,465	1,541
Reinsurance Group of America, Incorporated
5.00%, 06/01/21	295	304
Santander UK Group Holdings PLC
2.88%, 10/16/20	2,905	2,908
2.10%, 01/13/23 (c)	2,380	2,458
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	290	307
SMBC Aviation Capital Finance Designated Activity Company
4.13%, 07/15/23 (b)	446	469
3.55%, 04/15/24 (b)	860	901
Societe Generale
2.63%, 10/16/24 (b)	315	325
Standard Chartered PLC
2.74%, 09/10/22 (b)	3,010	3,057
3.95%, 01/11/23 (b)	780	809
1.42%, (3M USD LIBOR + 1.15%), 01/20/23 (a) (b)	2,200	2,210
3.89%, 03/15/24 (b)	370	389
State Street Corporation
2.83%, 03/30/23 (b)	1,885	1,951
SunTrust Banks, Inc.
2.80%, 05/17/22	2,555	2,651
Swedbank AB
2.65%, 03/10/21 (b)	3,075	3,108
1.30%, 06/02/23 (b)	2,290	2,329
0.60%, 09/25/23 (b)	2,620	2,614
Synchrony Financial
3.00%, 06/15/22	880	908
2.85%, 07/25/22	7,040	7,243
Syngenta Finance N.V.
3.93%, 04/23/21 (b)	1,375	1,389
The Charles Schwab Corporation
0.57%, (3M USD LIBOR + 0.32%), 05/21/21 (a)	2,350	2,353
4.20%, 03/24/25	2,365	2,715
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	1,990	2,125
1.35%, (3M USD LIBOR + 1.11%), 04/26/22 (a)	3,030	3,063
1.04%, (3M USD LIBOR + 0.78%), 10/31/22 (a)	735	740
3.50%, 04/01/25	2,195	2,420
The Royal Bank of Scotland Group Public Limited Company
3.88%, 09/12/23	2,280	2,448
The Toronto-Dominion Bank
0.48%, (3M USD LIBOR + 0.24%), 01/25/21 (a)	3,935	3,938
The Western Union Company
2.85%, 01/10/25 (f)	2,469	2,600
Trinity Acquisition PLC
3.50%, 09/15/21	1,525	1,561
Truist Bank
1.25%, 03/09/23	5,060	5,150
U.S. Bank National Association
0.56%, (3M USD LIBOR + 0.32%), 04/26/21 (a)	3,690	3,695
UBS AG
1.75%, 04/21/22 (b)	540	550
UBS Group AG
1.01%, 07/30/24 (b) (c)	3,505	3,516
UBS Group Funding (Jersey) Limited
3.00%, 04/15/21 (b)	5,035	5,105
UBS Group Funding (Switzerland) AG
1.48%, (3M USD LIBOR + 1.22%), 05/23/23 (a) (b)	2,300	2,335
Volkswagen Group of America, Inc.
3.88%, 11/13/20 (b)	2,415	2,424
2.50%, 09/24/21 (b)	575	585
2.90%, 05/13/22 (b)	760	786
2.70%, 09/26/22 (b)	1,345	1,394
3.13%, 05/12/23 (b)	705	745
WEA Finance LLC
3.25%, 10/05/20 (b)	562	562
Wells Fargo & Company
3.50%, 03/08/22	1,490	1,554
1.65%, 06/02/24	1,850	1,885
2.19%, 04/30/26	1,780	1,853
REMIC, 4.13%, 08/15/23	775	844
Wells Fargo Bank, National Association
2.08%, 09/09/22	2,285	2,317
		336,455
Energy 6.8%
Aker BP ASA
3.00%, 01/15/25 (b)	1,880	1,886
BP Capital Markets America Inc.
2.94%, 04/06/23	2,075	2,193
Canadian Natural Resources Limited
2.05%, 07/15/25	2,760	2,813
Cenovus Energy Inc.
3.00%, 08/15/22	2,905	2,836
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	4,100	4,721
5.88%, 03/31/25	2,835	3,230
Diamondback Energy, Inc.
2.88%, 12/01/24	5,040	5,059
4.75%, 05/31/25	2,345	2,521
Energy Transfer LP
4.25%, 03/15/23	3,055	3,180
4.20%, 09/15/23	575	606
5.88%, 01/15/24	4,795	5,284
4.90%, 02/01/24	495	527
2.90%, 05/15/25	480	482
Eni S.p.A.
4.00%, 09/12/23 (b)	1,930	2,088
EOG Resources, Inc.
2.63%, 03/15/23	594	619
EQT Corporation
4.88%, 11/15/21	530	536
3.00%, 10/01/22 (e)	4,250	4,156
Equinor ASA
2.88%, 04/06/25	3,880	4,221
Exxon Mobil Corporation
1.90%, 08/16/22	1,429	1,471
1.57%, 04/15/23 (c)	3,880	3,990
2.99%, 03/19/25	4,590	5,026
Gray Oak Pipeline, LLC
2.00%, 09/15/23 (b)	285	286
2.60%, 10/15/25 (b)	940	943
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	290	305
Kinder Morgan, Inc.
5.00%, 02/15/21 (b)	1,425	1,443
Marathon Oil Corporation
2.80%, 11/01/22	3,970	4,057
MPLX LP
1.34%, (3M USD LIBOR + 1.10%), 09/09/22 (a)	1,755	1,755

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Occidental Petroleum Corporation
2.60%, 08/13/21 (e)	2,095	2,056
Phillips 66
0.83%, (3M USD LIBOR + 0.60%), 02/26/21 (a)	1,700	1,699
Plains All American Pipeline, L.P.
5.00%, 02/01/21	1,155	1,158
Reliance Industries Limited
5.40%, 02/14/22 (d)	3,600	3,788
Sabine Pass Liquefaction, LLC
6.25%, 03/15/22	5,335	5,653
5.63%, 04/15/23	3,245	3,554
Saudi Arabian Oil Company
2.75%, 04/16/22 (b)	4,280	4,389
Schlumberger Canada Limited
1.40%, 09/17/25	695	699
Schlumberger Holdings Corporation
3.75%, 05/01/24 (b)	3,075	3,338
4.00%, 12/21/25 (b)	760	848
Shell International Finance B.V.
2.38%, 04/06/25	2,505	2,673
Suncor Energy Inc.
2.80%, 05/15/23	3,170	3,312
Sunoco Logistics Partners Operations L.P.
4.40%, 04/01/21	915	926
3.45%, 01/15/23	225	230
4.25%, 04/01/24	140	147
The Williams Companies, Inc.
3.70%, 01/15/23	4,485	4,730
Valero Energy Corporation
2.70%, 04/15/23	2,885	2,989
1.20%, 03/15/24	1,700	1,693
3.65%, 03/15/25	490	529
Western Midstream Operating, LP
4.00%, 07/01/22	3,660	3,684
Williams Partners L.P.
3.35%, 08/15/22	1,005	1,042
4.30%, 03/04/24	635	695
		116,066
Health Care 5.1%
AbbVie Inc.
2.30%, 05/14/21	2,675	2,702
3.45%, 03/15/22 (b)	1,380	1,430
3.25%, 10/01/22 (b)	425	444
2.90%, 11/06/22	2,020	2,118
3.20%, 11/06/22	440	463
2.60%, 11/21/24 (b)	6,080	6,444
Baxalta Incorporated
3.60%, 06/23/22	680	707
Baxter International Inc.
3.75%, 10/01/25 (b)	1,925	2,182
Becton, Dickinson and Company
2.89%, 06/06/22	5,932	6,131
3.36%, 06/06/24	2,500	2,704
3.73%, 12/15/24	500	552
Bristol-Myers Squibb Company
2.88%, 02/19/21 (e)	2,905	2,934
2.60%, 05/16/22	1,075	1,115
3.55%, 08/15/22	1,580	1,673
2.75%, 02/15/23	1,579	1,660
3.25%, 02/20/23	480	511
3.63%, 05/15/24	425	468
2.90%, 07/26/24	2,235	2,421
Cardinal Health, Inc.
2.62%, 06/15/22	265	273
3.20%, 03/15/23	1,770	1,873
3.08%, 06/15/24	1,445	1,555
3.50%, 11/15/24	2,425	2,652
Cigna Holding Company
0.90%, (3M USD LIBOR + 0.65%), 09/17/21 (a)	1,560	1,567
3.40%, 09/17/21	865	890
3.90%, 02/15/22	1,300	1,359
3.00%, 07/15/23	1,455	1,541
3.75%, 07/15/23	1,516	1,640
CVS Health Corporation
0.96%, (3M USD LIBOR + 0.72%), 03/09/21 (a)	1,650	1,654
3.35%, 03/09/21	1,702	1,724
3.70%, 03/09/23	2,331	2,496
2.63%, 08/15/24	785	835
EMD Finance LLC
2.95%, 03/19/22 (b)	1,005	1,034
Express Scripts Holding Company
1.01%, (3M USD LIBOR + 0.75%), 11/30/20 (a)	3,345	3,348
Gilead Sciences, Inc.
0.75%, 09/29/23 (e)	5,055	5,064
Humana Inc.
3.15%, 12/01/22	805	845
2.90%, 12/15/22	430	449
3.85%, 10/01/24	1,200	1,326
4.50%, 04/01/25	2,190	2,517
McKesson Corporation
3.65%, 11/30/20	3,440	3,458
Perrigo Finance Unlimited Company
3.90%, 12/15/24	5,950	6,449
Royalty Pharma PLC
0.75%, 09/02/23 (b)	1,895	1,891
Takeda Pharmaceutical Co Ltd
4.00%, 11/26/21	3,335	3,461
Thermo Fisher Scientific Inc.
4.13%, 03/25/25	790	900
		87,460
Utilities 3.8%
American Electric Power Company, Inc.
3.65%, 12/01/21	450	466
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	1,645	1,647
CenterPoint Energy, Inc.
3.60%, 11/01/21	1,115	1,151
Consorcio Transmantaro S.A.
4.38%, 05/07/23 (d)	2,000	2,130
Edison International
3.13%, 11/15/22	1,330	1,370
2.95%, 03/15/23	1,400	1,436
Enel Finance International N.V.
2.88%, 05/25/22 (b)	3,575	3,688
2.75%, 04/06/23 (b)	1,330	1,386
4.25%, 09/14/23 (b)	3,725	4,077
FirstEnergy Corp.
2.85%, 07/15/22 (f)	2,300	2,362
NextEra Energy Capital Holdings, Inc.
0.81%, (3M USD LIBOR + 0.55%), 08/28/21 (a)	3,035	3,045
NRG Energy, Inc.
3.75%, 06/15/24 (b)	1,420	1,519
Pacific Gas And Electric Company
1.75%, 06/16/22	8,385	8,391
PNM Resources, Inc.
3.25%, 03/09/21	2,375	2,399
San Diego Gas & Electric Company
1.91%, 02/01/22	343	344
Sempra Energy
2.85%, 11/15/20	8,385	8,410
0.78%, (3M USD LIBOR + 0.50%), 01/15/21 (a)	2,545	2,547
2.88%, 10/01/22	1,400	1,452
SinoSing Power Pte. Ltd.
2.25%, 02/20/25 (d)	4,100	4,207
The AES Corporation
3.30%, 07/15/25 (b)	1,640	1,746
The Israel Electric Corporation Ltd.
5.00%, 11/12/24 (b)	2,440	2,750
The Southern Company
2.35%, 07/01/21	875	886
Vistra Operations Company LLC
3.55%, 07/15/24 (b)	6,495	6,918
		64,327
Information Technology 3.3%
Amphenol Corporation
2.05%, 03/01/25	1,695	1,779

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Analog Devices, Inc.
2.95%, 04/01/25	620	674
Apple Inc.
2.40%, 05/03/23	2,380	2,502
Avnet, Inc.
3.75%, 12/01/21 (f)	1,643	1,684
Equifax Inc.
2.30%, 06/01/21	2,500	2,529
1.15%, (3M USD LIBOR + 0.87%), 08/15/21 (a)	1,440	1,446
3.60%, 08/15/21	1,350	1,386
3.95%, 06/15/23	440	477
Fiserv, Inc.
2.75%, 07/01/24	4,255	4,548
Global Payments Inc.
2.65%, 02/15/25	1,800	1,908
International Business Machines Corporation
2.50%, 01/27/22	1,640	1,686
2.85%, 05/13/22	1,995	2,076
2.88%, 11/09/22	323	339
Microchip Technology Incorporated
3.92%, 06/01/21	4,440	4,528
2.67%, 09/01/23 (b)	2,205	2,281
Micron Technology, Inc.
2.50%, 04/24/23	6,090	6,322
4.64%, 02/06/24	680	755
NXP B.V.
3.88%, 09/01/22 (b)	1,410	1,482
4.63%, 06/01/23 (b)	4,475	4,875
4.88%, 03/01/24 (b)	145	162
2.70%, 05/01/25 (b)	405	428
Oracle Corporation
2.50%, 04/01/25	5,485	5,871
Paypal Holdings, Inc.
1.35%, 06/01/23	3,190	3,257
Texas Instruments Incorporated
1.38%, 03/12/25	1,040	1,076
The Western Union Company
3.60%, 03/15/22 (f)	2,305	2,389
		56,460
Consumer Discretionary 3.3%
AutoZone, Inc.
3.63%, 04/15/25	1,020	1,139
BMW US Capital, LLC
0.68%, (3M USD LIBOR + 0.41%), 04/12/21 (a) (b)	2,655	2,656
0.75%, (3M USD LIBOR + 0.50%), 08/13/21 (a) (b)	1,955	1,957
D.R. Horton, Inc.
2.55%, 12/01/20	1,270	1,274
Delta Air Lines, Inc.
2.60%, 12/04/20	690	687
General Motors Company
4.88%, 10/02/23	1,360	1,481
5.40%, 10/02/23	2,230	2,458
Hasbro, Inc.
2.60%, 11/19/22 (f)	1,790	1,850
3.00%, 11/19/24 (f)	2,400	2,547
Hyundai Capital America
2.45%, 06/15/21 (b)	1,690	1,706
3.95%, 02/01/22 (b)	1,110	1,150
3.00%, 06/20/22 (b)	2,480	2,559
2.85%, 11/01/22 (b)	1,039	1,076
2.38%, 02/10/23 (b)	3,600	3,697
JD.com, Inc.
3.13%, 04/29/21	5,535	5,594
McDonald's Corporation
3.35%, 04/01/23	1,675	1,788
3.30%, 07/01/25	650	723
1.45%, 09/01/25	1,145	1,179
Nissan Motor Acceptance Corporation
3.65%, 09/21/21 (b)	1,340	1,366
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (b)	2,400	2,431
O'Reilly Automotive, Inc.
3.80%, 09/01/22	1,035	1,088
Picasso Finance Sub, Inc.
2.25%, 06/16/25 (d)	2,762	2,828
QVC, Inc.
4.38%, 03/15/23	1,360	1,414
Ralph Lauren Corporation
1.70%, 06/15/22	450	458
Ross Stores, Inc.
4.60%, 04/15/25	4,860	5,588
The TJX Companies, Inc.
3.50%, 04/15/25	3,245	3,619
Walgreen Co.
3.10%, 09/15/22	820	858
		55,171
Industrials 3.1%
Air Lease Corporation
2.50%, 03/01/21	685	685
3.50%, 01/15/22	1,320	1,354
2.25%, 01/15/23	1,680	1,677
Carrier Global Corporation
2.24%, 02/15/25 (b)	3,470	3,617
Caterpillar Financial Services Corporation
0.53%, (3M USD LIBOR + 0.28%), 09/07/21 (a)	1,425	1,427
Deere & Company
2.75%, 04/15/25	830	903
FedEx Corporation
3.40%, 01/14/22	775	803
3.80%, 05/15/25	1,675	1,894
General Dynamics Corporation
2.25%, 11/15/22	3,595	3,720
General Electric Capital Corporation
3.15%, 09/07/22	1,120	1,171
3.45%, 05/15/24	1,065	1,144
Heathrow Funding Limited
4.88%, 07/15/21 (b)	3,275	3,352
Honeywell International Inc.
1.35%, 06/01/25	1,935	1,994
HPHT Finance (17) Limited
2.75%, 09/11/22 (d)	2,395	2,449
Otis Worldwide Corporation
2.06%, 04/05/25	2,010	2,114
Park Aerospace Holdings Limited
5.25%, 08/15/22 (b)	1,985	1,992
4.50%, 03/15/23 (b)	965	955
Penske Truck Leasing Co., L.P.
3.30%, 04/01/21 (b)	2,678	2,709
3.65%, 07/29/21 (b)	585	599
3.38%, 02/01/22 (b)	1,695	1,750
Republic Services, Inc.
2.50%, 08/15/24	1,975	2,102
Rolls-Royce Plc
2.38%, 10/14/20 (b)	3,519	3,520
Roper Technologies, Inc.
0.45%, 08/15/22	445	445
3.13%, 11/15/22	3,505	3,667
3.65%, 09/15/23	700	760
1.00%, 09/15/25	685	687
Shanghai Electric Group Company Limited
2.65%, 11/21/24 (d)	4,130	4,288
		51,778
Communication Services 2.8%
Axiata SPV2 Berhad
3.47%, 11/19/20 (d)	1,745	1,749
Baidu, Inc.
3.50%, 11/28/22	1,820	1,911
Booking Holdings Inc.
4.10%, 04/13/25	1,760	1,982
CC Holdings GS V LLC
3.85%, 04/15/23	4,655	5,002
Charter Communications Operating, LLC
4.46%, 07/23/22	9,065	9,592
4.91%, 07/23/25	4,240	4,891
Comcast Corporation
3.70%, 04/15/24	2,415	2,667
3.10%, 04/01/25	620	683

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Cox Communications, Inc.
3.15%, 08/15/24 (b)	1,150	1,238
Crown Communication Inc.
3.72%, 07/15/23	220	230
Expedia Group, Inc.
3.60%, 12/15/23 (b)	2,550	2,606
Fox Corporation
3.67%, 01/25/22	2,905	3,029
4.03%, 01/25/24	785	864
3.05%, 04/07/25	390	426
RELX Capital Inc.
3.50%, 03/16/23	1,380	1,467
Sky Limited
3.75%, 09/16/24 (b)	780	871
The Interpublic Group of Companies, Inc.
3.50%, 10/01/20	700	700
T-Mobile USA, Inc.
3.50%, 04/15/25 (b)	2,130	2,337
Verizon Communications Inc.
5.15%, 09/15/23	1,435	1,627
3.38%, 02/15/25	1,005	1,120
Vodafone Group Public Limited Company
3.75%, 01/16/24	1,700	1,854
WPP Finance 2010
3.63%, 09/07/22 (f)	635	667
		47,513
Consumer Staples 1.8%
Altria Group, Inc.
3.49%, 02/14/22	1,300	1,351
3.80%, 02/14/24	3,320	3,623
Archer-Daniels-Midland Company
2.75%, 03/27/25	1,010	1,097
BAT Capital Corp.
2.76%, 08/15/22	7,130	7,384
Cargill, Incorporated
1.38%, 07/23/23 (b)	1,320	1,348
China Mengniu Dairy Company Limited
1.88%, 06/17/25 (d)	3,803	3,812
Diageo Capital PLC
1.38%, 09/29/25	1,345	1,378
General Mills, Inc.
0.81%, (3M USD LIBOR + 0.54%), 04/16/21 (a)	2,480	2,484
Keurig Dr Pepper Inc.
3.55%, 05/25/21	2,485	2,536
Pernod Ricard
4.45%, 01/15/22 (b)	2,820	2,958
Philip Morris International Inc.
1.13%, 05/01/23	965	980
Reynolds American Inc.
4.00%, 06/12/22	965	1,017
		29,968
Materials 0.9%
Anglo American Capital PLC
3.75%, 04/10/22 (b)	726	751
CNAC (HK) Finbridge Company Limited
4.13%, 03/14/21 (d)	1,840	1,861
4.63%, 03/14/23 (d)	1,950	2,067
Legacy Vulcan Corp.
0.90%, (3M USD LIBOR + 0.65%), 03/01/21 (a)	3,900	3,900
LyondellBasell Industries N.V.
6.00%, 11/15/21	2,895	3,028
Nucor Corporation
2.00%, 06/01/25	695	725
POSCO
2.38%, 01/17/23 (b)	3,435	3,518
		15,850
Real Estate 0.7%
Brixmor Operating Partnership LP
3.88%, 08/15/22	445	460
3.25%, 09/15/23	2,645	2,734
Crown Castle International Corp.
5.25%, 01/15/23	1,170	1,286
Highwoods Realty Limited Partnership
3.63%, 01/15/23	1,315	1,367
Simon Property Group, L.P.
2.63%, 06/15/22 (e)	2,225	2,282
3.38%, 10/01/24	2,360	2,552
3.50%, 09/01/25	555	608
Ventas Realty, Limited Partnership
3.25%, 08/15/22	720	748
3.10%, 01/15/23	460	477
		12,514
Total Corporate Bonds And Notes (cost $850,472)		873,562
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 28.5%
280 Park Avenue 2017-280P Mortgage Trust
Series 2017-A-280P, REMIC, 1.04%, (1M USD LIBOR + 0.88%), 09/15/34 (a) (g)	1,665	1,662
Ally Auto Receivables Trust
Series 2017-C-2, 2.46%, 09/15/22	395	395
Series 2017-D-2, 2.93%, 11/15/23	550	550
Ally Master Owner Trust
Series 2018-A-2, 3.29%, 05/15/21	4,225	4,304
American Airlines, Inc.
Series 2017-B-2B, 3.70%, 10/15/25	1,631	1,012
American Express Credit Account Master Trust
Series 2019-B-3, 2.20%, 09/15/22	1,540	1,584
Series 2017-B-7, 2.54%, 10/17/22	980	985
AmeriCredit Automobile Receivables Trust
Series 2017-D-3, 3.18%, 04/18/22	3,550	3,642
Series 2016-D-3, 2.71%, 09/08/22	2,130	2,151
Series 2016-D-4, 2.74%, 12/08/22	3,900	3,944
Series 2017-D-1, 3.13%, 01/18/23	3,180	3,253
Series 2017-D-2, 3.42%, 04/18/23	2,290	2,337
Series 2017-B-3, 2.24%, 06/19/23	780	783
Series 2017-C-3, 2.69%, 06/19/23	1,105	1,121
Series 2020-C-1, 1.59%, 10/18/25	1,350	1,349
Series 2020-D-1, 1.80%, 12/18/25	1,305	1,315
Angel Oak Mortgage Trust 2019-4
Series 2019-A3-4, REMIC, 3.30%, 08/25/23	1,616	1,632
Angel Oak Mortgage Trust 2020-3
Series 2020-A1-3, 1.69%, 06/25/24 (a)	3,584	3,580
Angel Oak Mortgage Trust 2020-6
Series 2020-A1-6, 1.26%, 05/25/65	1,891	1,892
Angel Oak Mortgage Trust I, LLC
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (a)	1,456	1,485
Series 2019-M1-2, REMIC, 4.07%, 04/25/23 (a)	1,420	1,447
Angel Oak Mortgage Trust LLC 2020-5
Series 2020-A2-5, 1.58%, 09/25/24	1,459	1,457
Applebee's Funding LLC
Series 2019-A2I-1A, 4.19%, 06/05/24	1,590	1,464
ARI Fleet Lease Trust
Series 2018-A2-A, 2.55%, 10/15/26	281	281
Ascentium Equipment Receivables Trust
Series 2017-A3-1A, 2.29%, 06/10/21	120	120
Austin Fairmont Hotel Trust 2019-FAIR
Series 2019-A-FAIR, REMIC, 1.20%, (1M USD LIBOR + 1.05%), 09/15/21 (a)	1,190	1,142
Avis Budget Rental Car Funding (AESOP) LLC
Series 2015-A-2A, 2.63%, 12/20/20	1,102	1,105
Series 2016-A-1A, 2.99%, 06/20/21	2,200	2,221
Series 2017-B-1A, 3.41%, 09/20/22	1,400	1,416
Series 2017-A-2A, 2.97%, 03/20/23	2,130	2,198
Series 2017-B-2A, 3.33%, 03/20/23	2,130	2,159
Series 2018-C-2A, 4.95%, 03/20/24	800	830
Series 2019-A-2A, 3.35%, 09/20/24	1,670	1,720
Series 2019-B-2A, 3.55%, 09/20/24	1,225	1,268
Series 2020-A-1A, 2.33%, 08/20/25	990	994
Series 2019-B-1A, REMIC, 3.70%, 03/20/22	625	634
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-DSNY, REMIC, 1.00%, (1M USD LIBOR + 0.85%), 09/15/34 (a)	2,400	2,316
Bank 2019-BNK19
Series 2019-A1-BN19, REMIC, 2.26%, 08/16/24	1,007	1,029
Bayview Mortgage Fund IVc Trust
Series 2017-A-RT3, 3.50%, 01/28/58 (a)	2,522	2,549
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, 3.50%, 06/28/57 (a)	2,169	2,230

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, 3.50%, 01/28/55 (a)	769	784
BlueMountain CLO Ltd
Series 2015-A1R-2A, 1.20%, (3M USD LIBOR + 0.93%), 07/19/27 (a) (b)	3,726	3,694
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33	716	726
BX Commercial Mortgage Trust
Series 2019-B-XL, REMIC, 1.23%, (1M USD LIBOR + 1.08%), 10/15/21 (a)	1,566	1,565
Series 2020-C-BXLP, REMIC, 1.27%, (1M USD LIBOR + 1.12%), 12/15/21 (a)	1,454	1,446
Series 2020-D-BXLP, REMIC, 1.40%, (1M USD LIBOR + 1.25%), 12/15/21 (a)	1,394	1,381
BX Trust
Series 2018-A-GW, 0.95%, (1M USD LIBOR + 0.80%), 05/15/37 (a)	4,875	4,704
Capital Auto Receivables Asset Trust
Series 2018-B-2, 3.48%, 12/21/20	885	885
Series 2018-C-2, 3.69%, 02/22/21	1,130	1,154
Series 2018-C-1, 3.36%, 06/20/21	2,280	2,344
Series 2018-D-1, 3.70%, 06/20/21	2,235	2,287
Series 2017-B-1, 2.43%, 05/20/22	385	385
Series 2017-C-1, 2.70%, 09/20/22	620	620
Capital Auto Receivables Asset Trust 2018-1
Series 2018-B-1, 3.09%, 08/22/22	1,485	1,512
Carlyle Global Market Strategies CLO Ltd
Series 2015-A1R-3A, 1.25%, (3M USD LIBOR + 1.00%), 07/28/28 (a)	3,805	3,775
CarMax Auto Owner Trust
Series 2017-D-1, 3.43%, 01/15/21	3,625	3,656
Series 2017-C-4, 2.70%, 10/15/21	530	541
Series 2019-B-2, 3.01%, 04/17/23	3,540	3,561
Series 2020-B-1, 2.21%, 09/15/25	1,810	1,860
Series 2020-C-1, 2.34%, 11/17/25	785	795
Cayuga Park CLO Ltd
Series 2020-A-1A, 1.83%, (3M USD LIBOR + 1.60%), 07/17/31 (a)	2,510	2,511
CGDB Commercial Mortgage Trust
Series 2019-D-MOB, REMIC, 1.80%, (1M USD LIBOR + 1.65%), 11/15/21 (a)	3,115	3,078
CIFC Funding Ltd
Series 2020-A1-3A, 0.00%, (3M USD LIBOR + 1.35%), 10/20/31 (a)	1,910	1,910
CIFC Funding Ltd.
Series 2014-A1-2RA, 1.31%, (3M USD LIBOR + 1.05%), 04/24/30 (a)	1,660	1,643
Series 2020-A1-1A, 1.94%, (3M USD LIBOR + 1.70%), 07/15/32 (a)	2,905	2,914
CIM Trust 2020-INV1
Series 2020-A2-INV1, 2.50%, 04/25/50	3,735	3,839
CNH Equipment Trust
Series 2018-B-A, 3.47%, 04/15/22	970	1,010
CNH Equipment Trust 2020-A
Series 2020-A4-A, REMIC, 1.51%, 03/15/24	1,165	1,200
Cole Park CLO Ltd
Series 2015-AR-1A, 1.32%, (3M USD LIBOR + 1.05%), 10/20/28 (a)	3,985	3,963
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, 1.51%, 04/25/65	994	987
COLT Mortgage Loan Trust
Series 2019-A1-2, 3.34%, 05/25/49	786	801
Series 2019-A1-3, 2.76%, 08/25/49 (a)	1,844	1,868
Series 2018-A1-4, REMIC, 4.01%, 12/28/48	669	682
COMM 2013-300P Mortgage Trust
Series 2013-A1-300P, REMIC, 4.35%, 08/10/23	1,195	1,278
COMM 2014-CCRE15 Mortgage Trust
Series 2014-B-CR15, REMIC, 4.84%, 01/12/24 (a)	1,930	2,063
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	2,850	3,132
COMM Mortgage Trust
Series 2020-D-CBM, 3.63%, 02/12/25	980	883
Series 2015-A2-LC23, REMIC, 3.22%, 10/13/20	3,239	3,238
Series 2014-D-CR19, REMIC, 4.87%, 08/12/24 (a)	760	663
Credit Suisse Mortgage Capital Certificates
Series 2019-C-ICE4, 1.58%, (1M USD LIBOR + 1.43%), 05/15/21 (a)	2,680	2,660
Series 2019-D-ICE4, 1.75%, (1M USD LIBOR + 1.60%), 05/15/21 (a)	1,965	1,945
CSAIL Commercial Mortgage Trust
Series 2019-A1-C16, REMIC, 2.36%, 06/17/24	1,234	1,264
CSMC 2020-NET
Series 2020-A-NET, 2.26%, 08/15/25	920	949
Series 2020-D-NET, 3.83%, 08/15/25	1,970	1,969
Daimler Trucks Retail Trust
Series 2018-A4-1, 3.03%, 11/15/24	3,256	3,270
Series 2020-A4-1, 1.37%, 06/15/27	3,720	3,740
Deephaven Residential Mortgage Trust
Series 2018-A1-1A, 2.98%, 02/25/22 (a)	454	456
Series 2018-A1-2A, 3.48%, 06/25/22 (a)	940	951
Series 2018-A3-3A, 3.96%, 10/25/22	91	92
Series 2017-A1-3A, REMIC, 2.58%, 11/25/21 (a)	399	402
Series 2017-A2-3A, REMIC, 2.71%, 11/25/21 (a)	35	35
Series 2017-A3-3A, REMIC, 2.81%, 11/25/21 (a)	33	33
Series 2019-A1-1A, REMIC, 3.74%, 03/25/23	1,352	1,375
Series 2019-A3-2A, REMIC, 3.76%, 05/25/23	980	989
Series 2019-M1-2A, REMIC, 3.92%, 05/25/23	1,005	1,022
Series 2019-A1-3A, REMIC, 2.96%, 08/25/23	949	963
Series 2017-A3-1A, REMIC, 3.49%, 10/27/25 (a)	83	84
Deephaven Residential Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.69%, 12/25/23 (a)	1,993	1,994
Drive Auto Receivables Trust
Series 2020-C-1, 2.36%, 03/15/26	1,590	1,629
Dryden Senior Loan Fund
Series 2020-A-86A, 1.88%, (3M USD LIBOR + 1.65%), 07/17/30 (a)	2,550	2,556
Elara HGV Timeshare Issuer LLC
Series 2014-A-A, 2.53%, 02/25/27	127	128
Series 2017-A-A, 2.69%, 03/25/30	432	431
Series 2019-A-A, 2.61%, 01/25/34	1,494	1,478
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (a)	709	712
Enterprise Fleet Financing, LLC
Series 2018-A2-1, 2.87%, 02/20/21 (b)	347	348
Series 2018-A2-2, 3.14%, 06/20/21	763	770
Series 2019-A2-1, 2.98%, 02/22/22	885	900
Series 2019-A2-3, 2.06%, 02/20/23	1,631	1,660
Series 2017-A2-3, 2.13%, 05/20/23	46	46
Flagstar Mortgage Trust 2019-1
Series 2019-A13-1INV, REMIC, 3.50%, 01/25/40	1,193	1,216
Flagstar Mortgage Trust 2019-1INV
Series 2020-A11-1INV, REMIC, 1.00%, (1M USD LIBOR + 0.85%), 08/25/41 (a)	1,231	1,228
Ford Credit Floorplan Master Owner Trust A
Series 2020-C-1, 1.42%, 09/15/23	1,955	1,953
FWD Securitization Trust 2020-INV1
Series 2020-A1-INV1, 2.24%, 01/25/50	2,879	2,928
Galton Funding Mortgage Trust
Series 2019-A32-1, 4.00%, 12/25/32	728	732
Series 2018-A33-1, 3.50%, 02/25/33 (a)	875	894
Galton Funding Mortgage Trust 2019-H1
Series 2019-M1-H1, 3.34%, 10/25/59	805	803
Galton Funding Mortgage Trust 2020-H1
Series 2020-A1-H1, REMIC, 2.31%, 02/25/24	1,075	1,093
Series 2020-M1-H1, REMIC, 2.83%, 02/25/24	1,170	1,118
GM Financial Automobile Leasing Trust
Series 2018-C-2, 3.50%, 04/20/22	1,110	1,112
GM Financial Consumer Automobile Receivables Trust
Series 2017-C-3A, 2.52%, 03/16/23	635	641
GM Financial Consumer Automobile Receivables Trust 2020-2
Series 2020-A3-2, 1.49%, 12/16/24	700	714

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
GMF Floorplan Owner Revolving Trust
Series 2019-A-1, 2.70%, 04/15/22	1,865	1,929
Series 2020-B-1, 1.03%, 08/15/23	845	843
Golub Capital Partners Clo 39b Ltd
Series 2018-A1-39A, 1.42%, (3M USD LIBOR + 1.15%), 10/20/28 (a)	2,180	2,161
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 1.22%, (1M USD LIBOR + 1.03%), 12/15/21 (a) (g)	3,959	3,826
Series 2019-C-WOLF, REMIC, 1.82%, (1M USD LIBOR + 1.63%), 12/15/21 (a)	1,190	1,096
GreatAmerica Financial Services Corporation
Series 2018-A3-1, 2.60%, 06/15/21	158	158
GS Mortgage Securities Corp Trust 2019-SOHO
Series 2019-A-SOHO, REMIC, 1.05%, (1M USD LIBOR + 0.90%), 06/15/21 (a) (g)	3,300	3,271
GS Mortgage Securities Trust
Series 2016-A1-GS3, 1.43%, 02/12/21	46	46
Series 2014-2A1-EB1A, REMIC, 2.44%, 05/25/21 (a)	107	107
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22	2,155	2,170
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	579	591
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	1,193	1,224
Homeward Opportunities Fund I Trust
Series 2019-A1-1, 3.45%, 01/25/59 (a)	2,010	2,080
Series 2019-A3-1, 3.61%, 01/25/59 (a)	1,434	1,449
Series 2019-A1-3, 2.68%, 11/25/59	1,742	1,773
Series 2018-A1-1, REMIC, 3.77%, 06/25/48	989	1,030
Series 2018-A2-1, REMIC, 3.90%, 06/25/48	862	891
Homeward Opportunities Fund I Trust 2020-2
Series 2020-A1-2, 1.66%, 05/25/65	3,049	3,062
Hyundai Auto Receivables Trust
Series 2017-B-A, 2.38%, 04/17/23	875	884
Series 2019-B-A, 2.94%, 05/15/25	1,660	1,732
Hyundai Auto Receivables Trust 2020-A
Series 2020-A3-A, 1.41%, 11/15/24	1,535	1,568
J.P. Morgan Mortgage Trust
Series 2020-A11-INV1, 0.98%, (1M USD LIBOR + 0.83%), 03/25/43 (a)	739	741
Series 2020-A15-INV1, 3.50%, 03/25/43 (a)	1,209	1,242
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-B-BKWD, 1.50%, (1M USD LIBOR + 1.35%), 09/15/22 (a)	3,760	3,625
Series 2019-C-BKWD, 1.75%, (1M USD LIBOR + 1.60%), 09/15/22 (a)	1,195	1,135
JP Morgan Mortgage Trust
Series 2020-A13-INV2, REMIC, 3.00%, 10/25/50	1,515	1,556
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.93%, 09/17/24	2,445	2,700
Kubota Credit Owner Trust 2020-1
Series 2020-A3-1A, 1.96%, 03/15/24	1,410	1,453
Madison Park Funding XVIII, Ltd.
Series 2015-A1R-18A, 1.46%, (3M USD LIBOR + 1.19%), 10/21/30 (a)	3,635	3,590
Magnetite XVI, Limited
Series 2015-AR-16A, 1.07%, (3M USD LIBOR + 0.80%), 01/18/28 (a)	5,069	5,029
Merit 2020-Hill
Series 2020-B-HILL, 1.55%, 08/17/37	925	927
Series 2020-C-HILL, 1.85%, 08/17/37	845	847
Series 2020-D-HILL, 2.50%, 08/17/37	1,115	1,118
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (a)	969	1,013
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 07/25/23	216	219
Series 2017-A1-2, REMIC, 2.75%, 01/25/24 (a)	1,119	1,141
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-A1-C30, REMIC, 1.39%, 07/16/21	240	241
Series 2014-AS-C15, REMIC, 4.26%, 02/16/24	710	762
Series 2014-B-C15, REMIC, 4.57%, 03/15/24	255	265
Series 2014-AS-C18, REMIC, 4.11%, 09/17/24	955	1,016
Morgan Stanley Capital I Trust
Series 2019-D-MEAD, 3.28%, 11/13/24	2,330	1,950
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	2,710	2,896
MVW 2019-2 LLC
Series 2019-B-2A, REMIC, 2.44%, 10/20/38	907	913
MVW 2020-1 LLC
Series 2020-A-1A, 1.74%, 10/20/37	1,389	1,404
MVW Owner Trust
Series 2014-A-1A, 2.25%, 10/20/24	269	269
Series 2015-A-1A, 2.52%, 12/20/32	654	656
Series 2015-B-1A, 2.96%, 12/20/32	450	448
Series 2017-A-1A, 2.42%, 12/20/34	228	232
Series 2017-B-1A, 2.75%, 12/20/34	77	78
Series 2017-C-1A, 2.99%, 12/20/34	211	210
Series 2020-B-1A, 2.73%, 10/20/37	721	725
Navient Funding, LLC
Series 2007-A4-7, 0.57%, (3M USD LIBOR + 0.33%), 01/25/22 (a)	1,028	967
Navient Private Education Refi Loan Trust
Series 2019-A1-CA, 2.82%, 07/15/23	878	872
Series 2019-A-GA, 2.40%, 05/15/28	2,626	2,681
Series 2019-A2A-EA, 2.64%, 09/15/28	2,970	3,036
Series 2019-A1-EA, REMIC, 2.39%, 06/15/22	385	385
Series 2020-A2A-CA, REMIC, 2.15%, 03/15/29	5,155	5,314
Series 2020-A2A-A, REMIC, 2.46%, 11/15/68	1,550	1,605
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	3,078	3,223
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	2,314	2,344
Navient Private Education Refi Loan Trust 2020-F
Series 2020-A-FA, 1.22%, 07/15/69	1,309	1,311
Navient Private Education Refi Loan Trust 2020-G
Series 2020-A-GA, 1.17%, 09/15/69	1,635	1,638
Navistar Financial Dealer Note Master Owner Trust II
Series 2020-A-1, 1.13%, (1M USD LIBOR + 0.95%), 07/25/22 (a)	1,610	1,616
Nelnet, Inc.
Series 2005-A4-4, 0.41%, (3M USD LIBOR + 0.18%), 03/22/32 (a)	1,665	1,529
Neuberger Berman CLO XIX Ltd
Series 2015-A1R2-19A, 1.07%, (3M USD LIBOR + 0.80%), 07/15/27 (a) (b)	3,653	3,621
Neuberger Berman CLO XVI-S Ltd
Series 2017-A-16SA, 1.13%, (3M USD LIBOR + 0.85%), 01/18/28 (a) (b)	2,153	2,139
Neuberger Berman Loan Advisers CLO 38 Ltd
Series 2020-A-38A, 0.00%, (3M USD LIBOR + 1.30%), 10/20/32 (a)	2,065	2,066
New Orleans Hotel Trust
Series 2019-B-HNLA, REMIC, 1.44%, (1M USD LIBOR + 1.29%), 04/15/21 (a)	4,180	3,872
New Residential Mortgage Loan Trust
Series 2018-A1-NQM1, 3.99%, 11/25/48	1,919	1,924
Series 2019-A1-NQM3, 2.80%, 07/25/49 (a)	2,060	2,095
Series 2019-A3-NQM3, 3.09%, 07/25/49 (a)	883	893
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59	2,193	2,237
New Residential Mortgage Loan Trust 2018-NQM1
Series 2018-A3-NQM1, REMIC, 4.14%, 11/25/48	1,035	1,059
New Residential Mortgage Loan Trust 2019-NQM2
Series 2019-A1-NQM2, REMIC, 3.60%, 04/25/49	917	955
New Residential Mortgage Loan Trust 2020-NQM2
Series 2020-A1-NQM2, REMIC, 1.65%, 07/25/25	2,838	2,837
Nissan Auto Receivables 2020-A Owner Trust
Series 2020-A3-A, 1.38%, 09/15/23	1,835	1,871
Nissan Master Owner Trust Receivables
Series 2019-A-A, 0.71%, (1M USD LIBOR + 0.56%), 02/15/22 (a)	2,860	2,871

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
OBX 2020-EXP1 Trust
Series 2020-2A1-EXP1, REMIC, 0.90%, (1M USD LIBOR + 0.75%), 02/25/27 (a)	1,484	1,477
OBX 2020-EXP2 Trust
Series 2020-A8-EXP2, REMIC, 3.00%, 07/25/36	2,951	3,027
Series 2020-A9-EXP2, REMIC, 3.00%, 07/25/36	724	738
OBX 2020-Exp3 Trust
Series 2020-1A8-EXP3, 3.00%, 05/25/60 (h)	3,160	3,251
OBX Trust
Series 2019-2A1A-EXP2, REMIC, 1.05%, (1M USD LIBOR + 0.90%), 07/25/23 (a)	990	991
Series 2019-2A2-EXP2, REMIC, 1.35%, (1M USD LIBOR + 1.20%), 07/25/24 (a)	1,947	1,958
Series 2019-2A1-EXP3, REMIC, 1.10%, (1M USD LIBOR + 0.95%), 09/25/59 (a)	2,299	2,300
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (a)	1,721	1,754
Series 2020-2A2-EXP1, REMIC, 1.10%, (1M USD LIBOR + 0.95%), 01/26/60 (a)	1,654	1,657
OCP CLO Ltd
Series 2015-A1R-10A, 1.06%, (3M USD LIBOR + 0.82%), 10/26/27 (a) (b)	2,396	2,380
Series 2014-A1RR-7A, 1.39%, (3M USD LIBOR + 1.12%), 07/20/29 (a)	6,010	5,960
OZLM VIII, Ltd.
Series 2014-A1RR-8A, 2.30%, (3M USD LIBOR + 1.17%), 10/17/29 (a)	2,496	2,468
Palmer Square CLO Ltd
Series 2020-A1A-2A, 2.22%, (3M USD LIBOR + 1.70%), 07/15/31 (a)	855	856
RETL
Series 2019-A-RVP, REMIC, 1.30%, (1M USD LIBOR + 1.15%), 03/15/21 (a)	321	305
Santander Drive Auto Receivables Trust
Series 2018-B-4, 3.27%, 01/15/21	96	96
Series 2016-D-3, 2.80%, 07/15/21	1,263	1,271
Series 2019-B-2, 2.79%, 10/15/21	1,395	1,418
Series 2018-C-1, 2.96%, 02/15/22	373	376
Series 2019-C-1, 3.42%, 11/15/22	1,985	2,035
Series 2019-D-2, 3.22%, 07/15/25	545	564
Series 2019-B-3, REMIC, 2.28%, 10/15/21	2,050	2,074
Santander Drive Auto Receivables Trust 2020-3
Series 2020-B-3, 0.69%, 07/15/23	2,930	2,929
Santander Retail Auto Lease Trust
Series 2019-B-C, 2.17%, 09/20/22	1,015	1,027
Series 2019-C-C, 2.39%, 11/21/22	1,700	1,723
Series 2019-D-C, 2.88%, 06/20/24	1,525	1,530
Series 2019-A3-A, REMIC, 2.77%, 11/20/21	1,885	1,922
Series 2019-B-A, REMIC, 3.01%, 01/20/22	1,710	1,692
Series 2020-D-A, REMIC, 2.52%, 11/20/24	1,335	1,356
Santander Retail Auto Lease Trust 2019-C
Series 2019-A3-C, 1.86%, 02/21/23	3,860	3,936
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (b)	2,525	2,591
Series 2018-C-1, 3.45%, 03/15/23 (b)	3,740	3,897
Series 2019-1C-1, 2.84%, 01/15/25	2,020	2,125
Series 2020-2C-1, 1.88%, 01/15/26	730	744
Sequoia Mortgage Capital, Inc.
Series 2018-A19-CH3, REMIC, 4.50%, 01/25/25	408	422
Sequoia Mortgage Trust
Series 2018-A2-CH4, 4.00%, 09/25/34	636	648
Series 2018-A19-CH4, 4.50%, 09/25/34	414	426
Series 2018-A11-CH1, REMIC, 3.50%, 08/25/23 (a)	958	967
Series 2018-A21-CH2, REMIC, 4.00%, 09/25/35	968	998
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (a)	1,934	1,988
SG Residential Mortgage Trust
Series 2019-A2-3, REMIC, 2.88%, 09/25/59	1,655	1,652
Sierra Timeshare 2020-2 Receivables Funding LLC
Series 2020-C-2A, REMIC, 3.51%, 07/20/37	1,141	1,152
Sierra Timeshare Receivables Funding LLC
Series 2015-A-3A, 2.58%, 06/20/23	98	98
Series 2017-A-1A, 2.91%, 07/20/24	929	945
Series 2016-A-1A, 3.08%, 03/21/33	288	288
Series 2016-A-2A, 2.33%, 07/20/33	188	189
Series 2019-A-1A, 3.20%, 01/20/36	674	686
Series 2019-A-2A, 2.59%, 05/20/36	2,241	2,274
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-D-FUN, 2.00%, (1M USD LIBOR + 1.85%), 06/15/21 (a)	1,841	1,666
Series 2018-A-FUN, REMIC, 1.05%, (1M USD LIBOR + 0.90%), 06/15/21 (a) (g)	1,661	1,603
SLM Student Loan Trust
Series 2008-A-9, 1.74%, (3M USD LIBOR + 1.50%), 04/25/23 (a)	432	427
Series 2008-A4-5, 1.94%, (3M USD LIBOR + 1.70%), 07/25/23 (a)	591	587
Series 2010-A-1, 0.55%, (1M USD LIBOR + 0.40%), 03/25/25 (a)	2,269	2,233
SMB Private Education Loan Trust
Series 2015-A2B-A, 1.15%, (1M USD LIBOR + 1.00%), 04/15/23 (a)	446	447
Series 2018-A2B-B, 0.87%, (1M USD LIBOR + 0.72%), 03/15/28 (a) (b)	4,330	4,284
Series 2014-A3-A, 1.65%, (1M USD LIBOR + 1.50%), 04/15/32 (a) (b)	3,430	3,434
Series 2016-A2B-C, 1.25%, (1M USD LIBOR + 1.10%), 09/15/34 (a)	2,203	2,196
SMB Private Education Loan Trust 2020-B
Series 2020-A1A-BA, REMIC, 1.29%, 07/15/53	1,170	1,166
Starvest Emerging Markets CBO I
Series 2019-A1-IMC1, REMIC, 3.47%, 02/25/49	945	956
Starwood Mortgage Residential Trust
Series 2019-A1-INV1, 2.61%, 09/25/49	285	287
Series 2019-A3-INV1, 2.92%, 09/25/49	777	787
Series 2019-A1-1, REMIC, 2.94%, 06/25/49	1,532	1,564
Series 2019-A3-1, REMIC, 3.30%, 06/25/49	1,245	1,251
Series 2020-A2-1, REMIC, 2.41%, 02/25/50 (a)	865	871
Synchrony Card Issuance Trust
Series 2018-A-A1, 3.38%, 09/15/21	3,855	3,967
Synchrony Credit Card Master Note Trust
Series 2018-C-1, 3.36%, 03/15/21	1,525	1,523
Series 2016-C-2, 2.95%, 05/17/21	2,805	2,821
Towd Point Mortgage Trust
Series 2018-A1-2, 3.25%, 12/25/24 (a)	3,384	3,597
Series 2018-A1A-5, 3.25%, 02/25/25	3,193	3,338
Series 2015-A1B-4, REMIC, 2.75%, 05/25/22 (a)	463	465
Series 2015-A1B-5, REMIC, 2.75%, 09/25/22 (a)	536	539
Series 2016-A1B-1, REMIC, 2.75%, 04/25/23 (a)	342	345
Series 2016-A3B-1, REMIC, 3.00%, 08/25/24 (a)	570	582
Series 2016-A1A-2, REMIC, 2.75%, 12/25/24 (a)	368	375
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (a)	851	872
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (a)	1,359	1,387
Series 2017-A1-6, REMIC, 2.75%, 05/25/24 (a)	3,770	3,898
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (a)	584	606
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (a)	1,926	1,982
United Airlines Pass Through Trust
Series 2019-B-2, REMIC, 3.50%, 05/01/28	845	583
Verizon Owner Trust
Series 2018-C-A, 3.55%, 12/20/21	3,670	3,775
Series 2017-C-3A, 2.53%, 04/20/22	2,135	2,151
Series 2018-C-1A, 3.20%, 09/20/22	2,340	2,386
Verus Securitization Trust
Series 2019-A1-INV1, 3.40%, 12/25/58 (a)	827	864
Series 2019-M1-INV1, 4.03%, 12/25/58 (a)	495	511
Series 2019-A3-4, 3.00%, 10/25/59 (g)	2,007	2,035
Series 2018-A2-2, REMIC, 3.78%, 07/25/58	394	404
Series 2018-A3-2, REMIC, 3.83%, 07/25/58	248	250
Series 2019-A1-2, REMIC, 3.21%, 05/25/59 (a) (g)	1,482	1,517
Series 2019-A1-INV2, REMIC, 2.91%, 07/25/59 (g)	2,998	3,061

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Series 2019-A2-INV2, REMIC, 3.12%, 07/25/59 (g)	1,912	1,960
Series 2019-A3-INV3, REMIC, 3.10%, 11/25/59	1,436	1,443
Verus Securitization Trust 2020-1
Series 2020-A1-INV1, REMIC, 1.98%, 03/25/60	449	450
Verus Securitization Trust 2020-2
Series 2020-A1-2, REMIC, 2.23%, 04/25/60	4,599	4,605
Vista Point Securitization Trust
Series 2020-A3-2, REMIC, 2.50%, 04/25/65	860	859
Vista Point Securitization Trust 2020-1
Series 2020-A1-1, REMIC, 1.76%, 03/25/65 (a)	1,196	1,195
Volkswagen Auto Loan Enhanced Trust 2020-1
Series 2020-A4-1, 1.26%, 08/20/26	1,090	1,117
Volvo Financial Equipment Master Owner Trust
Series 2017-A-A, 0.65%, (1M USD LIBOR + 0.50%), 11/16/20 (a)	620	620
Wells Fargo & Company
Series 2015-A2-NXS2, REMIC, 3.02%, 07/17/58	1,100	1,100
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A17-RR1, REMIC, 3.00%, 05/25/50 (h)	825	845
WFRBS Commercial Mortgage Trust
Series 2012-B-C6, REMIC, 4.70%, 03/17/22	1,975	2,023
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	2,605	2,880
WFRBS Commercial Mortgage Trust 2014-LC14
Series 2014-A5-LC14, REMIC, 4.05%, 01/18/24	1,475	1,612
World Omni Auto Receivables Trust
Series 2020-C-A, 1.64%, 08/15/26	910	884
World Omni Automobile Lease Securitization Trust
Series 2018-B-A, REMIC, 3.06%, 05/15/23	665	665
World Omni Select Auto Trust 2020-A
Series 2020-B-A, 0.84%, 06/15/26	1,215	1,214
Series 2020-C-A, 1.25%, 10/15/26	1,390	1,389
Total Non-U.S. Government Agency Asset-Backed Securities (cost $483,524)		485,045
GOVERNMENT AND AGENCY OBLIGATIONS 19.1%
U.S. Treasury Note 12.7%
Treasury, United States Department of
2.38%, 03/15/22 (i)	12,950	13,371
2.25%, 04/15/22	15,910	16,427
2.13%, 05/15/22	16,780	17,320
1.75%, 06/15/22 - 07/15/22	94,540	97,159
0.13%, 04/30/22 - 08/15/23	72,525	72,481
		216,758
Mortgage-Backed Securities 3.7%
Federal Home Loan Mortgage Corporation
3.17%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.20%), 09/01/33 (a)	21	22
3.26%, (1Y USD LIBOR + 1.75%), 09/01/33 (a)	6	6
3.77%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.11%), 10/01/34 (a)	13	14
3.00%, 11/01/34	391	423
3.73%, (1Y USD LIBOR + 1.89%), 11/01/34 (a)	9	9
3.87%, (1Y USD LIBOR + 1.90%), 11/01/34 (a)	7	7
4.01%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 11/01/34 (a)	20	21
4.10%, (1Y USD LIBOR + 1.90%), 11/01/34 (a)	2	2
3.62%, (1Y USD LIBOR + 1.63%), 02/01/35 (a)	16	16
3.68%, (1Y USD LIBOR + 1.68%), 01/01/35 - 02/01/35 (a)	15	16
3.74%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.11%), 02/01/35 (a)	14	15
3.78%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 02/01/35 (a)	18	18
3.90%, (1Y USD LIBOR + 1.90%), 02/01/35 (a)	14	15
2.68%, (1Y USD LIBOR + 1.75%), 06/01/35 (a)	134	141
4.37%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.37%), 09/01/35 (a)	211	220
2.61%, (1Y USD LIBOR + 1.71%), 10/01/35 (a)	40	42
3.85%, (1Y USD LIBOR + 1.73%), 11/01/35 (a)	46	48
3.62%, (1Y USD LIBOR + 1.62%), 02/01/35 - 03/01/36 (a)	79	84
6.00%, 09/01/34 - 01/01/38	598	712
7.50%, 06/01/38	364	424
7.00%, 03/01/39	371	438
5.00%, 12/01/23 - 12/01/41	873	982
4.50%, 03/01/49	965	1,043
4.00%, 12/01/49	1,132	1,233
Federal National Mortgage Association, Inc.
5.00%, 05/01/23 - 07/01/41	3,592	4,084
3.00%, 09/01/28 - 11/25/47	6,811	7,264
6.50%, 07/01/32 - 12/01/32	280	327
3.53%, (1Y USD LIBOR + 1.62%), 03/01/33 (a)	1	1
2.62%, (6M USD LIBOR + 1.41%), 06/01/33 (a)	9	9
3.01%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.23%), 06/01/33 (a)	107	113
2.94%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.21%), 07/01/33 (a)	6	6
3.93%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.22%), 12/01/33 (a)	76	79
6.00%, 03/01/34 - 02/01/49	4,158	4,950
3.40%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.31%), 04/01/34 (a)	2	2
3.40%, (1Y USD LIBOR + 1.58%), 10/01/34 (a)	3	4
3.22%, (1Y USD LIBOR + 1.34%), 11/01/34 (a)	2	2
3.37%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.36%), 11/01/34 (a)	110	115
3.65%, (1Y USD LIBOR + 1.67%), 11/01/34 (a)	21	22
3.70%, (1Y USD LIBOR + 1.68%), 12/01/34 (a)	11	12
3.51%, (1Y USD LIBOR + 1.51%), 01/01/35 (a)	13	13
3.55%, (1Y USD LIBOR + 1.55%), 01/01/35 (a)	21	22
3.62%, (1Y USD LIBOR + 1.62%), 01/01/35 (a)	16	17
3.66%, (1Y USD LIBOR + 1.63%), 01/01/35 (a)	4	4
3.63%, (1Y USD LIBOR + 1.63%), 02/01/35 (a)	9	10
3.85%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.19%), 02/01/35 (a)	23	24
3.37%, (1Y USD LIBOR + 1.38%), 03/01/35 (a)	10	11
3.40%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.82%), 04/01/35 (a)	99	104
3.74%, (1Y USD LIBOR + 1.99%), 04/01/35 (a)	137	145
3.81%, (1Y USD LIBOR + 1.81%), 04/01/35 (a)	27	28
2.87%, (1Y USD LIBOR + 1.43%), 05/01/35 (a)	97	101
3.29%, (1Y USD LIBOR + 1.40%), 05/01/35 (a)	33	34
3.49%, (1Y USD LIBOR + 1.61%), 05/01/35 (a)	14	15
2.69%, (1Y USD LIBOR + 1.69%), 06/01/35 (a)	92	97
3.21%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.30%), 06/01/35 (a)	111	117
2.86%, (1Y USD LIBOR + 1.84%), 07/01/35 (a)	61	64
2.25%, (6M USD LIBOR + 1.37%), 08/01/35 (a)	119	123
2.50%, (1Y USD LIBOR + 1.60%), 08/01/35 (a)	95	99
3.29%, (1Y USD LIBOR + 1.48%), 11/01/35 (a)	131	136
3.81%, (1Y USD LIBOR + 1.69%), 11/01/35 (a)	81	85
3.55%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.05%), 02/01/36 (a)	131	138
3.75%, (1Y USD LIBOR + 1.69%), 02/01/36 (a)	81	85
3.64%, (1Y USD LIBOR + 1.64%), 03/01/36 (a)	70	74
3.74%, (1Y USD LIBOR + 1.74%), 03/01/36 (a)	62	65
5.50%, 01/01/24 - 12/01/39	5,477	6,367
4.50%, 12/01/20 - 12/01/48	10,872	11,913
3.50%, 11/01/26 - 10/01/49	2,279	2,433
4.00%, 08/01/43 - 01/01/50	3,614	3,912
Government National Mortgage Association
5.00%, 12/20/34 - 02/20/48	2,972	3,277

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
6.00%, 07/15/36	743	866
3.50%, 03/20/43 - 04/20/43	1,970	2,144
TBA, 4.00%, 10/15/47 (j)	770	818
5.50%, 09/15/45 - 12/20/48	2,698	3,066
4.50%, 09/20/40 - 12/20/49	1,836	1,992
3.00%, 09/20/49	864	887
		62,227
Collateralized Mortgage Obligations 2.1%
Fannie Mae Connecticut Avenue Securities
Series 2017-1M2-C01, 3.70%, (1M USD LIBOR + 3.55%), 01/25/27 (a)	1,832	1,883
Federal Home Loan Mortgage Corporation
Series 2014-M3-DN3, 4.15%, (1M USD LIBOR + 4.00%), 08/26/24 (a)	842	858
Series 2020-M1-HQA1, 0.90%, (1M USD LIBOR + 0.75%), 01/25/50 (a)	353	351
Series 2015-M3-DNA3, REMIC, 4.85%, (1M USD LIBOR + 4.70%), 04/25/28 (a)	2,922	3,044
Series 2016-M3-DNA2, REMIC, 4.80%, (1M USD LIBOR + 4.65%), 10/25/28 (a)	1,479	1,534
Series 2017-M1-DNA2, REMIC, 1.35%, (1M USD LIBOR + 1.20%), 10/25/29 (a)	686	686
Series 2017-M1-DNA3, REMIC, 0.90%, (1M USD LIBOR + 0.75%), 03/25/30 (a)	335	335
Series 2018-M2AS-DNA2, REMIC, 1.10%, (1M USD LIBOR + 0.95%), 12/26/30 (a)	2,015	1,995
Series PA-3713, REMIC, 2.00%, 02/15/40	1,538	1,560
Series 2017-M1-SC02, REMIC, 3.82%, 05/25/47 (a)	195	194
Series 2018-M1-DNA3, REMIC, 0.90%, (1M USD LIBOR + 0.75%), 09/25/48 (a)	4	4
Series 2018-M2AS-DNA3, REMIC, 1.05%, (1M USD LIBOR + 0.90%), 09/25/48 (a)	3,460	3,433
Series 2020-M1-DNA2, REMIC, 0.90%, (1M USD LIBOR + 0.75%), 02/25/50 (a)	879	877
Series 2020-M1-DNA3, REMIC, 1.65%, (1M USD LIBOR + 1.50%), 06/27/50 (a)	1,080	1,082
Series 2020-M1-HQA4, REMIC, 1.45%, (1M USD LIBOR + 1.30%), 09/26/50 (a)	2,775	2,782
Federal National Mortgage Association, Inc.
Series 2017-2ED3-C02, 1.50%, (1M USD LIBOR + 1.35%), 09/25/29 (a)	1,211	1,182
Series 2017-2ED2-C04, REMIC, 1.25%, (1M USD LIBOR + 1.10%), 11/26/29 (a)	1,088	1,062
Series 2017-1ED3-C05, REMIC, 1.35%, (1M USD LIBOR + 1.20%), 01/25/30 (a)	1,119	1,100
Series 2018-1ED2-C01, REMIC, 1.00%, (1M USD LIBOR + 0.85%), 07/25/30 (a)	1,715	1,684
Series 2018-PC-44, REMIC, 4.00%, 06/25/44	1,517	1,545
Freddie Mac STACR REMIC Trust 2020-DNA4
Series 2020-M1-DNA4, REMIC, 1.65%, (1M USD LIBOR + 1.50%), 08/25/50 (a)	2,235	2,242
Freddie Mac STACR REMIC Trust 2020-HQA2
Series 2020-M1-HQA2, 1.25%, (1M USD LIBOR + 1.10%), 03/25/50 (a)	2,421	2,420
Freddie Mac STACR REMIC Trust 2020-HQA3
Series 2020-M1-HQA3, REMIC, 1.73%, (1M USD LIBOR + 1.55%), 07/25/50 (a)	945	943
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2019-M2-HRP1, 1.55%, (1M USD LIBOR + 1.40%), 02/25/49 (a)	1,446	1,343
Series 2018-M2-HRP2, REMIC, 1.40%, (1M USD LIBOR + 1.25%), 02/25/47 (a)	1,149	1,124
Series 2018-M1-HQA2, REMIC, 0.90%, (1M USD LIBOR + 0.75%), 10/26/48 (a)	207	207
		35,470
Municipal 0.6%
Chicago Transit Authority
1.71%, 12/01/22	85	86
1.84%, 12/01/23	80	81
2.06%, 12/01/24	235	240
Connecticut, State of
2.00%, 07/01/23 - 07/01/24	795	831
2.10%, 07/01/25	380	404
Dallas/Fort Worth International Airport
1.33%, 11/01/25	495	497
Florida Department of Management Services
1.26%, 07/01/25	3,310	3,361
Houston, City of
0.88%, 07/01/22 (j)	175	175
1.05%, 07/01/23 (j)	295	295
1.27%, 07/01/24 (j)	980	984
Long Island Power Authority
0.76%, 03/01/23	725	725
The Port Authority of New York and New Jersey
1.09%, 07/01/23	2,720	2,759
		10,438
Total Government And Agency Obligations (cost $320,307)		324,893
SHORT TERM INVESTMENTS 1.8%
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (k) (l)	14,797	14,797
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (k) (l)	108	108
T. Rowe Price Government Reserve Fund, 0.09% (k) (l)	10,221	10,221
		10,329
Commercial Paper 0.3%
The Boeing Company
2.30%, 11/04/20 (m)	2,865	2,863
2.15%, 11/16/20 (m)	2,815	2,813
		5,676
Total Short Term Investments (cost $30,792)		30,802
Total Investments 100.8% (cost $1,685,095)		1,714,302
Other Derivative Instruments 0.0%		118
Other Assets and Liabilities, Net (0.8)%		(14,239)
Total Net Assets 100.0%		1,700,181

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $247,148 and 14.5% of the Fund.

(c) Convertible security.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) All or a portion of the security was on loan as of September 30, 2020.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2020, the total payable for investments purchased on a delayed delivery basis was $2,269.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(m) The coupon rate represents the yield to maturity.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Axiata SPV2 Berhad, 3.47%, 11/19/20	10/03/18	1,745	1,749	0.1
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 4.13%, 11/09/22	10/11/19	3,713	3,788	0.2
China Mengniu Dairy Company Limited, 1.88%, 06/17/25	06/10/20	3,792	3,812	0.2
China Overseas Finance (Cayman) II Limited, 5.38%, 10/29/23	07/03/20	3,997	4,004	0.2
CNAC (HK) Finbridge Company Limited, 4.13%, 03/14/21	03/07/18	1,839	1,861	0.1
CNAC (HK) Finbridge Company Limited, 4.63%, 03/14/23	08/26/20	2,090	2,067	0.1
Consorcio Transmantaro S.A., 4.38%, 05/07/23	08/14/20	2,110	2,130	0.1
Eastern Creation II Investment Holdings Ltd., 1.00%, 09/10/23	09/02/20	3,108	3,105	0.2
HPHT Finance (17) Limited, 2.75%, 09/11/22	05/08/20	2,415	2,449	0.2
Picasso Finance Sub, Inc., 2.25%, 06/16/25	06/09/20	2,760	2,828	0.2
Reliance Industries Limited, 5.40%, 02/14/22	08/21/20	3,683	3,788	0.2
Shanghai Electric Group Company Limited, 2.65%, 11/21/24	02/14/20	4,193	4,288	0.3
SinoSing Power Pte. Ltd., 2.25%, 02/20/25	02/12/20	4,105	4,207	0.3
		39,550	40,076	2.4

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,511	January 2021	333,803	(12)	69

Short Contracts
United States 10 Year Note	(238)	December 2020	(33,189)	59	(20)
United States 5 Year Note	(695)	January 2021	(87,509)	71	(82)
				130	(102)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund
CORPORATE BONDS AND NOTES 92.4%
Communication Services 19.9%
Altice France
6.00%, 02/15/28 (a)	5,395	5,139
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (a)	5,500	5,695
CBS Radio Inc.
7.25%, 11/01/24 (a)	4,570	3,906
CCO Holdings, LLC
5.00%, 02/01/28 (a)	5,000	5,254
Clear Channel International B.V.
6.63%, 08/01/25 (a)	2,745	2,811
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	3,275	3,176
Consolidated Communications, Inc.
6.50%, 10/01/22	5,825	5,837
6.50%, 10/01/28 (a)	3,080	3,145
DKT Finance ApS
9.38%, 06/17/23 (a)	4,800	4,947
GCI, LLC
4.75%, 10/15/28 (a)	1,535	1,555
iHeartCommunications, Inc.
8.38%, 05/01/27	7,500	7,405
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	7,500	7,834
Level 3 Financing, Inc.
3.63%, 01/15/29 (a)	5,540	5,474
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	4,938	4,783
Meredith Corporation
6.88%, 02/01/26	5,720	4,769
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	7,605	7,977
Sinclair Television Group, Inc.
5.50%, 03/01/30 (a)	5,820	5,413
Telesat Canada
6.50%, 10/15/27 (a)	5,572	5,612
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	6,280	6,328
Univision Communications Inc.
9.50%, 05/01/25 (a)	5,000	5,372
Windstream Escrow, LLC
7.75%, 08/15/28 (a)	9,150	8,992
Zayo Group, LLC
6.38%, 05/15/25	2,250	2,189
		113,613
Consumer Discretionary 18.8%
Boyd Gaming Corporation
8.63%, 06/01/25 (a)	1,554	1,703
6.38%, 04/01/26	3,435	3,571
Carnival Corporation
11.50%, 04/01/23 (a)	4,920	5,512
Carvana Co.
8.88%, 10/01/23 (a)	5,352	5,590
Core & Main LP
8.63%, 09/15/24 (a) (b)	5,360	5,391
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (a)	5,743	5,550
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/25 (a)	2,470	2,535
Delta Air Lines, Inc.
7.38%, 01/15/26	2,740	2,870
G-III Apparel Group, Ltd.
7.88%, 08/15/25 (a)	3,070	3,092
IRB Holding Corp.
6.75%, 02/15/26 (a)	11,000	11,009
Lithia Motors, Inc.
4.63%, 12/15/27 (a)	5,000	5,163
Macy's Retail Holdings, Inc.
3.88%, 01/15/22	2,652	2,503
Macy's, Inc.
8.38%, 06/15/25 (a)	5,765	5,959
MGM Resorts International
6.75%, 05/01/25	5,340	5,599
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	5,031	5,205
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	3,395	3,030
10.88%, 06/01/23 (a)	2,635	2,929
Seaworld Entertainment, Inc.
9.50%, 08/01/25 (a)	5,550	5,738
Silversea Cruise Finance Ltd.
7.25%, 02/01/25 (a)	5,000	5,063
Six Flags Operations Inc.
4.88%, 07/31/24 (a)	1,402	1,319
Station Casinos LLC
4.50%, 02/15/28 (a)	5,000	4,625
The Gap, Inc.
8.63%, 05/15/25 (a) (c)	5,000	5,495
United Airlines Holdings, Inc.
4.88%, 01/15/25 (c)	3,685	3,161
WW International, Inc.
8.63%, 12/01/25 (a)	4,599	4,801
		107,413
Energy 13.4%
CNX Resources Corporation
7.25%, 03/14/27 (a)	5,100	5,202
Comstock Resources, Inc.
9.75%, 08/15/26	4,935	5,058
CVR Energy, Inc.
5.75%, 02/15/28 (a)	5,885	5,078
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (a)	2,228	2,016
5.75%, 10/01/25 (a)	2,970	2,704
MEG Energy Corp.
7.13%, 02/01/27 (a)	6,100	5,475
Northern Oil and Gas Incorporated
8.50%, 05/15/23 (a) (b)	2,352	1,949
Occidental Petroleum Corporation
2.70%, 08/15/22	3,180	2,971
8.50%, 07/15/27	2,780	2,802
6.38%, 09/01/28	1,618	1,496
6.63%, 09/01/30	1,675	1,544
Parkland Fuel Corporation
5.88%, 07/15/27 (a)	3,255	3,427
PDC Energy, Inc.
5.75%, 05/15/26	6,195	5,776
Southwestern Energy Company
7.50%, 04/01/26	2,310	2,258
8.38%, 09/15/28	2,755	2,702
Sunoco LP
5.50%, 02/15/26	5,110	5,118
Tallgrass Energy Partners, LP
6.00%, 03/01/27 (a)	6,000	5,541
Targa Resource Corporation
6.50%, 07/15/27	2,000	2,091
5.50%, 03/01/30 (a)	9,000	8,950
Transocean Pontus Limited
6.13%, 08/01/25 (a)	5,125	4,573
		76,731
Materials 9.5%
Allegheny Technologies Incorporated
7.88%, 08/15/23 (d)	5,618	5,735
5.88%, 12/01/27 (c)	3,055	2,936
ARD Finance S.A.
6.50%, 06/30/27 (a) (b)	5,425	5,392
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (a)	5,000	5,088
CVR Partners, LP
9.25%, 06/15/23 (a)	8,900	8,233
Element Solutions, Inc.
3.88%, 09/01/28 (a)	3,980	3,908
First Quantum Minerals Ltd
7.25%, 05/15/22 (a)	4,450	4,456

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (a)	2,394	2,395
IAMGOLD Corporation
5.75%, 10/15/28 (a) (c)	5,815	5,619
Kaiser Aluminum Corporation
4.63%, 03/01/28 (a)	5,485	5,130
Warrior Met Coal, Inc.
8.00%, 11/01/24 (a)	5,000	5,086
		53,978
Financials 9.4%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	6,000	6,080
AG Issuer LLC
6.25%, 03/01/28 (a)	1,195	1,191
Alpha 2 B.V.
8.75%, 06/01/23 (a) (b)	2,875	2,895
AssuredPartners, Inc.
7.00%, 08/15/25 (a)	6,535	6,652
EG Global Finance PLC
8.50%, 10/30/25 (a)	5,033	5,300
Ford Motor Credit Company LLC
3.82%, 11/02/27	4,475	4,268
5.11%, 05/03/29	3,990	4,100
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (a)	2,100	2,086
Nesco Holdings, Inc.
10.00%, 08/01/24 (a)	5,500	5,774
RHP Hotel Properties, LP
5.00%, 04/15/23	1,850	1,811
4.75%, 10/15/27	3,765	3,471
The PRA Group, Inc.
7.38%, 09/01/25 (a)	4,605	4,801
USA Compression Finance Corp.
6.88%, 09/01/27	5,300	5,234
		53,663
Industrials 5.8%
Granite US Holdings Corporation
11.00%, 10/01/27 (a)	5,600	5,768
H&E Equipment Services, Inc.
5.63%, 09/01/25	5,000	5,211
Herc Holdings Inc.
5.50%, 07/15/27 (a)	5,000	5,167
Manitowoc Foodservice Companies, LLC
9.50%, 02/15/24	2,883	2,953
Maxim Crane Works Holdings Capital, LLC
10.13%, 08/01/24 (a)	3,790	3,836
Teekay Offshore Operating L.P.
8.50%, 07/15/23 (a)	5,005	4,304
TransDigm Inc.
6.38%, 06/15/26	5,735	5,756
		32,995
Health Care 5.4%
DaVita Inc.
3.75%, 02/15/31 (a)	5,490	5,289
Emergent BioSolutions Inc.
3.88%, 08/15/28 (a)	5,505	5,506
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (a)	5,000	5,003
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/28 (a)	6,750	7,011
Tenet Healthcare Corporation
7.00%, 08/01/25 (c)	2,650	2,727
6.13%, 10/01/28 (a)	4,585	4,467
6.88%, 11/15/31	680	668
		30,671
Information Technology 5.1%
Avaya, Inc.
6.13%, 09/15/28 (a)	5,830	5,953
NCR Corporation
5.75%, 09/01/27 (a)	5,000	5,224
5.00%, 10/01/28 (a)	850	850
Veritas USA Inc.
7.50%, 09/01/25 (a) (c)	5,675	5,851
ViaSat, Inc.
6.50%, 07/15/28 (a)	4,625	4,636
Xerox Holdings Corporation
5.00%, 08/15/25 (a)	6,990	6,905
		29,419
Consumer Staples 3.1%
Herbalife Nutrition Ltd.
7.88%, 09/01/25 (a)	4,315	4,632
JBS Investments II GmbH
5.75%, 01/15/28 (a)	5,000	5,238
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	7,911	8,043
		17,913
Real Estate 2.0%
Iron Mountain Incorporated
4.88%, 09/15/27 (a)	3,265	3,332
5.00%, 07/15/28 (a)	2,300	2,355
XHR LP
6.38%, 08/15/25 (a)	5,610	5,622
		11,309
Total Corporate Bonds And Notes (cost $505,170)		527,705
SENIOR FLOATING RATE INSTRUMENTS 3.1%
Consumer Discretionary 1.2%
Caesars Resort Collection, LLC
2020 Term Loan B1, 0.00%, (3M USD LIBOR + 4.50%), 06/19/25 (e) (f)	5,520	5,334
California Pizza Kitchen, Inc.
2016 2nd Lien Term Loan, 0.00%, 08/23/23 (g) (h)	230	4
Comet Acquisition, Inc.
2nd Lien Term Loan, 7.72%, (3M USD LIBOR + 7.50%), 10/23/26 (e)	530	466
Delta Air Lines, Inc.
Term Loan B, 0.00%, (3M USD LIBOR + 3.75%), 09/16/27 (e) (f)	740	745
		6,549
Consumer Staples 0.9%
Coty Inc.
2018 USD Term Loan B, 2.41%, (1M USD LIBOR + 2.25%), 03/29/25 (e)	5,970	5,317
PFS Holding Corporation
2nd Lien Term Loan, 0.00%, 01/31/22 (g) (h)	751	56
		5,373
Industrials 0.6%
Tutor Perini Corporation
Term Loan B, 0.00%, (3M USD LIBOR + 4.75%), 08/13/27 (e) (f)	3,685	3,630
Communication Services 0.4%
Radiate Holdco, LLC
1st Lien Term Loan B, 0.00%, (3M USD LIBOR + 3.50%), 09/10/26 (e) (f)	925	908
Uber Technologies, Inc.
2018 Term Loan, 0.00%, (3M USD LIBOR + 4.00%), 04/04/25 (e) (f)	1,116	1,106
		2,014
Total Senior Floating Rate Instruments (cost $18,641)		17,566
PREFERRED STOCKS 0.8%
Energy 0.6%
Crestwood Equity Partners LP, 9.25% (i)	607	3,574
Financials 0.2%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27	49	810
Total Preferred Stocks (cost $4,999)		4,384
WARRANTS 0.0%
Ascent Resources - Marcellus, LLC - 2nd Lien A (g) (j)	34	3
Ascent Resources - Marcellus, LLC - 2nd Lien B (g) (j)	27	1
Total Warrants (cost $8)		4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC (g) (j)	5	4
Total Common Stocks (cost $16)		4
SHORT TERM INVESTMENTS 7.9%
Investment Companies 4.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (k) (l)	8,904	8,904
T. Rowe Price Government Reserve Fund, 0.09% (k) (l)	17,472	17,472
		26,376
Securities Lending Collateral 3.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (k) (l)	18,511	18,511
Total Short Term Investments (cost $44,887)		44,887
Total Investments 104.2% (cost $573,721)		594,550
Other Assets and Liabilities, Net (4.2)%		(23,718)
Total Net Assets 100.0%		570,832

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $406,909 and 71.3% of the Fund.

(b) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(c) All or a portion of the security was on loan as of September 30, 2020.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(g) Non-income producing security.

(h) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 99.4%
Information Technology 18.3%
Analog Devices, Inc.	132	15,401
Apple Inc.	443	51,261
Applied Materials, Inc.	968	57,564
ASML Holding - ADR	40	14,786
Broadcom Inc.	152	55,533
Fiserv, Inc. (a)	121	12,423
Keysight Technologies, Inc. (a)	177	17,518
Lam Research Corp.	26	8,526
Micron Technology, Inc. (a)	757	35,544
Microsoft Corporation	688	144,741
Motorola Solutions Inc.	83	13,015
NVIDIA Corporation	86	46,572
NXP Semiconductors N.V.	486	60,632
Qualcomm Incorporated	1,054	124,089
Salesforce.Com, Inc. (a)	11	2,865
SAP SE	35	5,412
Synopsys Inc. (a)	143	30,629
Texas Instruments Incorporated	263	37,539
		734,050
Financials 15.3%
American International Group, Inc.	2,452	67,516
Bank of America Corporation	3,671	88,446
Capital One Financial Corporation	696	50,041
Chubb Limited	73	8,469
CME Group Inc.	71	11,925
E*TRADE Financial Corp.	768	38,462
Equitable Holdings, Inc.	2,253	41,088
Intercontinental Exchange, Inc.	68	6,766
JPMorgan Chase & Co.	407	39,203
Marsh & McLennan Companies, Inc.	293	33,606
MetLife, Inc.	1,004	37,302
Morgan Stanley	2,357	113,947
Principal Financial Group, Inc.	170	6,832
The Charles Schwab Corporation	11	408
The Goldman Sachs Group, Inc.	69	13,920
The Hartford Financial Services Group, Inc.	486	17,919
The PNC Financial Services Group, Inc.	120	13,154
Wells Fargo & Company	1,017	23,902
		612,906
Health Care 14.7%
AbbVie Inc.	526	46,105
Agilent Technologies, Inc.	337	33,969
Anthem, Inc.	116	31,154
Bausch Health Companies Inc. (a)	870	13,518
Becton, Dickinson and Company	61	14,123
Biogen Inc. (a)	9	2,638
Boston Scientific Corporation (a)	1,075	41,074
CVS Health Corporation	21	1,200
Danaher Corporation	698	150,280
Elanco Animal Health (a)	503	14,045
HCA Healthcare, Inc.	422	52,637
Medtronic Public Limited Company	271	28,155
Stryker Corporation	159	33,219
Thermo Fisher Scientific Inc.	201	88,593
UnitedHealth Group Incorporated	88	27,311
Zimmer Biomet Holdings, Inc.	87	11,887
		589,908
Industrials 13.5%
Caterpillar Inc.	256	38,207
Cummins Inc.	55	11,677
Deere & Company	321	71,252
FedEx Corporation	110	27,615
General Electric Company	9,014	56,158
Honeywell International Inc.	339	55,864
Jacobs Engineering Group Inc.	295	27,323
Johnson Controls International Public Limited Company	620	25,318
Norfolk Southern Corporation	245	52,389
Otis Worldwide Corporation	159	9,945
Rockwell Automation Inc.	127	28,091
Roper Technologies, Inc.	45	17,695
Union Pacific Corporation	207	40,826
United Parcel Service Inc. - Class B	345	57,465
United Rentals Inc. (a)	131	22,790
		542,615
Utilities 8.8%
Ameren Corporation	438	34,639
American Electric Power Company, Inc.	64	5,239
Dominion Energy, Inc.	41	3,228
Duke Energy Corporation	64	5,677
Edison International	43	2,187
Entergy Corporation	166	16,393
Iberdrola, Sociedad Anonima	58	714
NextEra Energy, Inc.	471	130,750
NiSource Inc.	430	9,459
Public Service Enterprise Group Inc.	466	25,600
Sempra Energy	620	73,326
The AES Corporation	869	15,731
The Southern Company	602	32,621
		355,564
Consumer Discretionary 7.9%
General Motors Company	592	17,517
Hilton Worldwide Holdings Inc.	367	31,347
Lennar Corporation - Class A	341	27,885
Magna International Inc.	307	14,040
Marriott International, Inc. - Class A	276	25,560
McDonald's Corporation	265	58,175
MGM Resorts International	669	14,545
O'Reilly Automotive, Inc. (a)	33	15,170
Ross Stores Inc.	198	18,487
Stanley Black & Decker, Inc.	140	22,692
The Home Depot, Inc.	44	12,204
TJX Cos. Inc.	307	17,060
Yum! Brands, Inc.	465	42,435
		317,117
Materials 6.5%
DuPont de Nemours, Inc.	304	16,862
International Paper Company	1,004	40,695
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	21	3,366
Linde Public Limited Company	367	87,399
Packaging Corporation of America	524	57,170
PPG Industries, Inc.	227	27,763
Westrock Company, Inc.	787	27,339
		260,594
Communication Services 4.7%
Alphabet Inc. - Class C (a)	103	150,803
Booking Holdings Inc. (a)	—	352
Facebook, Inc. - Class A (a)	4	969
Walt Disney Co.	301	37,374
		189,498
Real Estate 4.6%
ProLogis Inc.	1,275	128,249
Sun Communities Inc.	179	25,139
Welltower Inc.	135	7,441
Weyerhaeuser Company	785	22,377
		183,206
Energy 2.9%
Enbridge Inc.	1,009	29,465
EOG Resources, Inc.	116	4,157
Exxon Mobil Corporation	56	1,936
Halliburton Company	569	6,858
TC Energy Corporation	673	28,271
The Williams Companies, Inc.	2,342	46,015
		116,702
Consumer Staples 2.2%
PepsiCo, Inc.	15	2,065
Philip Morris International Inc.	374	28,047
The Coca-Cola Company	288	14,211
Tyson Foods Inc. - Class A	720	42,826
		87,149
Total Common Stocks (cost $3,670,767)		3,989,309

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
PREFERRED STOCKS 0.2%
Utilities 0.2%
The Southern Company, 6.75%, 08/01/22 (b)	144	6,716
Total Preferred Stocks (cost $7,273)		6,716
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	4,771	4,771
T. Rowe Price Government Reserve Fund, 0.09% (c) (d)	28,616	28,616
Total Short Term Investments (cost $33,387)		33,387
Total Investments 100.4% (cost $3,711,427)		4,029,412
Other Assets and Liabilities, Net (0.4)%		(14,724)
Total Net Assets 100.0%		4,014,688

(a) Non-income producing security.

(b) Convertible security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 96.7%
Switzerland 12.2%
Alcon AG (a)	915	51,829
Lonza Group AG	98	60,500
Nestle SA	528	62,716
Sika AG	246	60,353
		235,398
Canada 10.9%
Canadian Pacific Railway Limited	264	80,302
Lululemon Athletica Inc. (a)	197	64,957
Shopify Inc. - Class A (a)	63	64,207
		209,466
United Kingdom 8.6%
AON Public Limited Company	189	38,969
Experian PLC	2,004	75,335
Smith & Nephew PLC	2,646	51,673
		165,977
United States of America 8.4%
Mettler-Toledo International Inc. (a)	50	48,283
ResMed Inc.	376	64,455
Steris Limited	277	48,815
		161,553
France 7.4%
Cie Generale d'Optique Essilor International SA	269	36,547
LVMH Moet Hennessy Louis Vuitton SE	147	68,764
Pernod-Ricard SA	238	37,911
		143,222
Netherlands 5.6%
Adyen B.V. (a)	24	43,131
ASML Holding - ADR	172	63,614
		106,745
Ireland 5.5%
Accenture Public Limited Company - Class A	330	74,653
Icon Public Limited Company (a)	164	31,340
		105,993
Argentina 4.8%
MercadoLibre S.R.L (a)	84	91,335
Denmark 4.7%
DSV Panalpina A/S	559	90,758
Taiwan 4.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,118	90,614
Australia 4.4%
CSL Ltd.	410	84,779
China 4.0%
Tencent Holdings Limited	1,140	76,872
Hong Kong 3.7%
AIA Group Limited	7,144	70,824
Japan 3.3%
Keyence Corp.	138	64,298
Sweden 2.7%
Atlas Copco Aktiebolag - Class A	1,089	51,928
India 2.3%
HDFC Bank Limited - ADR (a)	884	44,184
Italy 2.0%
Ferrari N.V.	207	38,003
Spain 1.5%
Amadeus IT Group SA	514	28,621
Total Common Stocks (cost $1,223,322)		1,860,570
SHORT TERM INVESTMENTS 3.3%
Investment Companies 3.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	64,380	64,380
Total Short Term Investments (cost $64,380)		64,380
Total Investments 100.0% (cost $1,287,702)		1,924,950
Other Assets and Liabilities, Net (0.0)%		(270)
Total Net Assets 100.0%		1,924,680

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 46.2%
Financials 17.6%
ACE Convergence Acquisition Corp. (a)	69	705
Apex Technology Acquisition Corporation - Class A (a)	137	1,447
Artius Acquisition Inc. (a)	54	565
Bespoke Capital Acquisition Corp - Class A (a)	28	270
CC Neuberger Principal Holdings I - Class A (a)	8	84
CHP Merger Corp. - Class A (a)	61	621
Churchill Capital Corp II - Class A (a)	31	325
Churchill Capital Corp IV (a)	55	549
Cohn Robbins Holdings Corp. (a)	68	688
D8 Holdings Corp (a)	7	67
DMY Technology Group, Inc. - Class A (a)	39	500
Dragoneer Growth Opportunities Corp. (a)	2	24
E*TRADE Financial Corp. (b)	27	1,339
E.Merge Technology Acquisition Corp. (a)	48	483
Equity Distribution Acquisition Corp. (a)	14	143
Flying Eagle Acquisition Corp. - Class A (a)	3	39
Foley Trasimene Acquisition Corp. - Class A (a)	14	146
Fortress Value Acquisition Corp. - Class A (a)	10	131
FTAC Olympus Acquisition Corp. (a)	19	194
Fusion Acquisition Corp. - Class A (a)	67	661
Genworth Financial, Inc. - Class A (a)	25	85
Gigcapital2 Inc. (a)	62	626
Gigcapital3, Inc. (a)	13	130
Gores Holdings IV, Inc. - Class A (a)	49	508
Grid Dynamics Holdings, Inc. - Class A (a)	38	291
Haymaker Acquisition Corp. - Class A (a)	98	985
Highcape Capital Acquisition Corp. (a)	75	757
HPX Corp. (a)	34	352
Hudson Executive Investment Corp. - Class A (a)	36	351
InterPrivate Acquisition Corp. (a)	45	449
Jaws Acquisition Corp. - Class A (a)	11	110
Juniper Industrial Holdings, Inc. - Class A (a)	107	1,115
Kaixin Auto Holdings (a)	25	14
LGL Systems Acquisition Corp. - Class A (a)	87	877
Longview Acquisition Corp. - Class A (a)	146	1,430
Merida Merger Corp. I (a)	152	1,494
Monocle Acquisition Corporation (a)	24	246
New Providence Acquisition Corp. - Class A (a)	46	460
Orisun Acquisition Corp. (a)	15	151
Osprey Technology Acquisition Corp. - Class A (a)	35	357
Pershing Square Tontine Holdings, Ltd. - Class A (a)	3	78
Pivotal Investment Corporation II - Class A (a)	114	1,312
Proptech Acquisition Corporation - Class A (a)	20	226
Reebonz Holding Limited (a)	1	—
Software Acquisition Group Inc. - Class A (a)	55	546
Subversive Capital Acquisition Corp. - Class A (a)	70	691
Syncora Holdings Ltd.	306	88
Thunder Bridge Acquisition II, Ltd - Class A (a)	68	696
Tortoise Acquisition Corp. II (a)	25	272
Trebia Acquisition Corp. - Class A (a)	82	833
		24,511
Information Technology 7.5%
Bitauto Holdings Limited - ADR (a)	2	27
CoreLogic, Inc. (c)	20	1,367
Dell Technology Inc. - Class C (a) (c)	57	3,865
Fitbit, Inc. - Class A (a)	104	721
Maxim Integrated Products, Inc. (b)	60	4,025
Virtusa Corporation (a) (c)	8	410
		10,415
Consumer Discretionary 4.7%
eBay Inc. (c)	16	849
Grubhub Holdings Inc. (a) (b)	55	3,956
L Brands, Inc. (c)	55	1,756
Tiffany & Co.	—	29
		6,590
Communication Services 4.0%
Beijing Wuba Information Technology Co., Ltd. (a) (d) (e)	75	2,107
Fox Corporation - Class A	58	1,615
Madison Square Garden Entertainment Corp. - Class A (a) (c)	9	637
Match Group, Inc. (a)	—	34
Vodafone Group Public Limited Company - ADR (c)	92	1,239
		5,632
Materials 3.6%
DuPont de Nemours, Inc. (b) (c)	90	5,007
Health Care 2.8%
Pfenex Inc. (a)	73	926
Varian Medical Systems, Inc. (a) (c)	17	2,896
		3,822
Energy 2.4%
Marathon Petroleum Corporation (b) (c)	103	3,016
Noble Energy, Inc.	13	112
Royal Dutch Shell PLC - Class B - ADR	11	267
		3,395
Industrials 1.9%
Kansas City Southern	7	1,198
Navistar International Corporation (a) (c)	32	1,406
XPO Logistics, Inc. (a) (c)	1	102
		2,706
Utilities 0.9%
FirstEnergy Corp. (c)	24	678
Vivint Solar, Inc. (a)	14	608
		1,286
Consumer Staples 0.8%
Whole Earth Brands, Inc. - Class A (a)	126	1,048
Total Common Stocks (cost $63,605)		64,412
OTHER EQUITY INTERESTS 7.4%
Consumer Discretionary 7.4%
Altaba Inc. (a) (f) (g)	459	10,376
Total Other Equity Interests (cost $14,978)		10,376
SENIOR FLOATING RATE INSTRUMENTS 7.2%
Information Technology 3.2%
Refinitiv US Holdings Inc.
2018 USD Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 09/12/25 (h)	4,562	4,513
Communication Services 2.1%
Rentpath, Inc.
2017 Term Loan, 0.00%, 12/17/21 (a) (i)	3,868	2,730
2020 DIP Term Loan, 8.00%, (1M USD LIBOR + 7.00%), 12/31/48 (f) (h)	181	166
		2,896
Energy 1.8%
Heritage Power LLC
Term Loan B, 7.00%, (3M USD LIBOR + 6.00%), 08/02/26 (h)	2,606	2,481
Consumer Discretionary 0.1%
Advantage Sales & Marketing, Inc.
New 1st Lien Term Loan, 0.00%, (3M USD LIBOR + 3.25%), 07/23/21 (h) (j)	183	180
Total Senior Floating Rate Instruments (cost $10,580)		10,070
CORPORATE BONDS AND NOTES 6.3%
Information Technology 2.4%
Ingram Micro Inc.
5.45%, 12/15/24 (k)	631	673
Intel Corporation
2.45%, 11/15/29	243	264
QualityTech, LP
3.88%, 10/01/28 (l)	36	36
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (l)	1,931	2,067
8.25%, 11/15/26 (l)	222	243
		3,283
Health Care 1.7%
Polaris Intermediate School
8.50%, 12/01/22 (l) (m)	2,342	2,384

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Industrials 1.4%
APX Group, Inc.
7.88%, 12/01/22	2,023	2,028
Consumer Discretionary 0.8%
Carvana Co.
5.88%, 10/01/28 (l)	100	99
Lithia Motors, Inc.
4.38%, 01/15/31 (l)	104	104
Michaels Stores, Inc.
4.75%, 10/01/27 (l)	100	99
Stars Group Holdings B.V.
7.00%, 07/15/26 (l)	501	531
Yum! Brands, Inc.
3.63%, 03/15/31	250	250
		1,083
Total Corporate Bonds And Notes (cost $8,744)		8,778
PREFERRED STOCKS 5.2%
Financials 3.0%
Federal Home Loan Mortgage Corporation - Series Z, 7.88%, (callable at 25 beginning 12/31/22) (a) (n)	47	418
Federal National Mortgage Association, Inc. - Series S, 8.25%, (callable at 25 beginning 12/31/20) (a) (n)	421	3,739
		4,157
Consumer Discretionary 2.1%
Qurate Retail, Inc. (a)	30	2,934
Industrials 0.1%
WESCO International, Inc. - Series A, 10.63%, (callable at 25 beginning 06/22/25) (n)	4	123
Total Preferred Stocks (cost $6,831)		7,214
INVESTMENT COMPANIES 5.1%
BlackRock MuniYield Quality Fund III, Inc.	99	1,335
Eaton Vance Floating-Rate Income Trust	45	535
Nuveen AMT-Free Quality Municipal Income Fund (b)	95	1,362
Nuveen Intermediate Duration Municipal Term Fund (b)	99	1,321
Nuveen Municipal Credit Income Fund (b)	83	1,222
Nuveen New York AMT-Free Quality Municipal Income Fund (b)	100	1,291
Total Investment Companies (cost $7,387)		7,066
WARRANTS 1.4%
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (f)	120	8
Apex Technology Acquisition Corporation (a)	68	133
CC Neuberger Principal Holdings I (a)	3	5
CF Finance Acquisition Corp. (a)	175	172
CHP Merger Corp. (a)	30	40
Churchill Capital Corp II (a)	10	22
CIIG Merger Corp. (a)	91	78
DMY Technology Group, Inc. (a)	27	81
Flying Eagle Acquisition Corp. (a)	—	—
Foley Trasimene Acquisition Corp. (a)	5	11
Fortress Value Acquisition Corp. (a)	11	36
Fusion Acquisition Corp. (a)	34	37
Gigcapital2 Inc. (a)	62	56
Gigcapital3, Inc. (a)	10	6
Gores Holdings IV, Inc. (a)	9	15
Grid Dynamics Holdings, Inc. (a)	19	30
Haymaker Acquisition Corp. (a)	21	21
Hudson Executive Investment Corp. (a)	18	21
International General Insurance Holdings Ltd. (a)	32	18
InterPrivate Acquisition Corp. (a)	22	18
Jaws Acquisition Corp. (a)	4	7
Juniper Industrial Holdings, Inc. (a)	103	179
Kaixin Auto Holdings (a)	123	1
KLDiscovery (a)	78	23
LGL Systems Acquisition Corp. (a)	44	47
Longview Acquisition Corp. (a)	49	47
Merida Merger Corp. I (a)	76	39
Monocle Acquisition Corporation (a)	24	12
New Providence Acquisition Corp. (a)	23	28
Pershing Square Tontine Holdings, Ltd. (a)	—	3
Pivotal Investment Corporation II (a)	78	288
Proptech Acquisition Corporation (a)	23	37
Reebonz Holding Limited (a)	51	—
SCVX Corp. (a)	23	34
Software Acquisition Group Inc. (a)	27	25
Thunder Bridge Acquisition II, Ltd (a)	116	159
Trebia Acquisition Corp. (a)	27	41
Tuscan Holdings Corp. (a)	87	37
Whole Earth Brands, Inc. (a)	63	60
Total Warrants (cost $1,230)		1,875
RIGHTS 0.7%
Alder BioPharmaceuticals, Inc. (a) (f)	296	371
Bristol-Myers Squibb Company (a)	92	207
Dyax Corp. (a) (f)	134	13
Gigcapital2 Inc. (a)	62	20
Pan American Silver Corp. (a)	429	334
Total Rights (cost $625)		945
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (o) (p)	339	339
Total Short Term Investments (cost $339)		339
Total Investments 79.7% (cost $114,319)		111,075
Total Securities Sold Short (0.2)% (proceeds $235)		(254)
Total Purchased Options 0.7% (cost $1,309)		966
Other Derivative Instruments (2.4)%		(3,376)
Other Assets and Liabilities, Net 22.2%		30,965
Total Net Assets 100.0%		139,376

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Shares subject to merger appraisal rights.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 2.0% of the Fund’s net assets.

(j) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(l) Security is exempt from registration under the Securities Act of 1933, as amended.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

As of September 30, 2020, the value and the percentage of net assets of these securities was $5,563 and 4.0% of the Fund.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) Perpetual security. Next contractual call date presented, if applicable.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.2%)
U.S. Treasury Note (0.2%)
Treasury, United States Department of
1.75%, 11/15/29	(231)	(254)
Total Government And Agency Obligations (proceeds $235)		(254)
Total Securities Sold Short (0.2%) (proceeds $235)		(254)

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
CoreLogic, Inc.	Put	55.00	10/16/20	202	2
Dell Technologies Inc.	Put	55.00	10/16/20	441	1
Dell Technologies Inc.	Put	52.50	10/16/20	130	—
Dell Technologies Inc.	Put	35.00	10/16/20	140	—
DuPont de Nemours, Inc.	Put	50.00	10/16/20	527	16
eBay Inc.	Put	50.00	10/16/20	516	41
eBay Inc.	Put	45.00	10/16/20	126	1
eBay Inc.	Put	45.00	11/20/20	111	11
Exchange Listed Funds Trust	Put	20.00	11/20/20	338	27
FirstEnergy Corp.	Put	24.00	10/16/20	236	1
iShares U.S. Medical Devices ETF	Put	295.00	01/15/21	71	119
Kansas City Southern	Put	170.00	10/16/20	67	10
L Brands, Inc.	Put	25.00	10/16/20	552	8
Madison Square Garden Entertainment Corp.	Put	55.00	11/20/20	244	22
Marathon Petroleum Corporation	Put	32.50	10/16/20	850	289
Marathon Petroleum Corporation	Put	30.00	10/16/20	178	31
Navistar International Corporation	Put	36.00	10/16/20	166	5
Navistar International Corporation	Put	36.00	11/20/20	157	17
SPDR S&P 500 ETF	Put	340.00	10/16/20	81	78
SPDR S&P 500 ETF	Put	330.00	10/16/20	61	31
The Madison Square Garden Company	Put	145.00	10/16/20	173	35
Vodafone Group Public Limited Company	Put	12.00	10/16/20	1,789	16
XPO Logistics, Inc.	Put	65.00	11/20/20	106	11
XPO Logistics, Inc.	Put	60.00	11/20/20	49	2
					774

JNL/Westchester Capital Event Driven Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Bayer Aktiengesellschaft	JPM	Put	EUR	52.00	10/16/20	152	18
Bayer Aktiengesellschaft	JPM	Put	EUR	53.00	10/16/20	309	50
Bayer Aktiengesellschaft	JPM	Put	EUR	50.00	11/20/20	161	31
Bayer Aktiengesellschaft	JPM	Put	EUR	51.00	10/16/20	271	21
Deutsche Telekom AG	JPM	Put	EUR	13.00	11/20/20	789	16
Deutsche Telekom AG	JPM	Put	EUR	13.00	10/16/20	764	2
Deutsche Telekom AG	JPM	Put	EUR	12.20	11/20/20	202	2
Siemens Aktiengesellschaft	BOA	Put	EUR	104.00	11/20/20	29	7
Siemens Aktiengesellschaft	BOA	Put	EUR	104.00	10/16/20	162	8
Siemens Aktiengesellschaft	JPM	Put	EUR	96.00	11/20/20	21	2
Siemens Aktiengesellschaft	JPM	Put	EUR	104.00	11/20/20	141	33
William Hill PLC	JPM	Put	GBP	190.00	11/20/20	241	2
							192

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
CoreLogic, Inc.	Call	65.00	10/16/20	202	(76)
Dell Technologies Inc.	Call	60.00	10/16/20	441	(353)
Dell Technologies Inc.	Call	57.50	10/16/20	130	(135)
DuPont de Nemours, Inc.	Call	55.00	10/16/20	527	(106)
eBay Inc.	Call	55.00	10/16/20	644	(31)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
eBay Inc.	Call	50.00	11/20/20	111	(49)
Exchange Listed Funds Trust	Put	17.00	11/20/20	338	(7)
FirstEnergy Corp.	Call	27.00	10/16/20	236	(51)
Immunomedics, Inc.	Call	90.00	11/20/20	5	—
L Brands, Inc.	Call	27.00	10/16/20	552	(275)
Madison Square Garden Entertainment Corp.	Call	65.00	11/20/20	244	(161)
Marathon Petroleum Corporation	Call	40.00	10/16/20	637	(4)
Marathon Petroleum Corporation	Call	35.00	10/16/20	178	(2)
Navistar International Corporation	Call	40.00	10/16/20	166	(73)
Navistar International Corporation	Call	42.00	11/20/20	157	(45)
SPDR S&P 500 ETF	Call	350.00	11/20/20	127	(67)
SPDR S&P 500 ETF	Put	320.00	10/16/20	37	(9)
SPDR S&P 500 ETF	Put	310.00	10/16/20	36	(5)
The Madison Square Garden Company	Call	155.00	10/16/20	173	(39)
Varian Medical Systems, Inc.	Call	175.00	11/20/20	73	(7)
Virtusa Corporation	Call	55.00	10/16/20	12	—
Vodafone Group Public Limited Company	Call	16.00	10/16/20	650	—
Vodafone Group Public Limited Company	Call	15.00	10/16/20	650	(1)
Vodafone Group Public Limited Company	Call	14.00	10/16/20	489	(8)
XPO Logistics, Inc.	Call	75.00	11/20/20	106	(133)
XPO Logistics, Inc.	Call	67.50	11/20/20	49	(91)
					(1,728)

JNL/Westchester Capital Event Driven Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Bayer Aktiengesellschaft	JPM	Put	EUR	62.00	10/16/20	482	(496)
Bayer Aktiengesellschaft	JPM	Put	EUR	63.00	10/16/20	98	(112)
Bayer Aktiengesellschaft	JPM	Put	EUR	58.00	10/16/20	152	(89)
Bayer Aktiengesellschaft	JPM	Put	EUR	58.00	11/20/20	161	(114)
Deutsche Telekom AG	JPM	Call	EUR	15.00	10/16/20	764	(4)
Deutsche Telekom AG	JPM	Call	EUR	15.00	11/20/20	789	(21)
Deutsche Telekom AG	JPM	Call	EUR	14.00	11/20/20	202	(16)
Siemens Aktiengesellschaft	BOA	Call	EUR	114.00	10/16/20	162	(144)
Siemens Aktiengesellschaft	BOA	Call	EUR	114.00	11/20/20	29	(33)
Siemens Aktiengesellschaft	JPM	Call	EUR	114.00	11/20/20	141	(161)
Siemens Aktiengesellschaft	JPM	Call	EUR	106.00	11/20/20	21	(35)
William Hill PLC	JPM	Put	GBP	210.00	11/20/20	241	(5)
							(1,230)

JNL/Westchester Capital Event Driven Fund – Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	JPM	03/17/21	EUR	2,822	3,320	(41)
EUR/USD	JPM	03/17/21	EUR	4,505	5,299	337
USD/CAD	JPM	11/17/20	CAD	(2,859)	(2,148)	21
USD/CHF	JPM	12/04/20	CHF	(2,454)	(2,669)	40
USD/EUR	GSC	10/08/20	EUR	(429)	(502)	(17)
USD/EUR	GSC	10/08/20	EUR	(127)	(149)	1
USD/EUR	JPM	10/13/20	EUR	(317)	(371)	2
USD/EUR	GSC	11/18/20	EUR	(3,230)	(3,790)	(146)
USD/EUR	JPM	11/27/20	EUR	(2,612)	(3,065)	(18)
USD/EUR	JPM	12/07/20	EUR	(4,007)	(4,704)	(40)
USD/EUR	GSC	12/22/20	EUR	(117)	(137)	1
USD/EUR	JPM	03/17/21	EUR	(11,328)	(13,330)	(532)
USD/EUR	JPM	03/17/21	EUR	(317)	(371)	5
USD/GBP	GSC	12/10/20	GBP	(555)	(716)	(9)
USD/GBP	JPM	12/10/20	GBP	(713)	(920)	(13)
USD/GBP	GSC	05/12/21	GBP	(333)	(430)	(4)
USD/GBP	GSC	05/12/21	GBP	(301)	(389)	1
USD/HKD	JPM	11/10/20	HKD	(2,269)	(292)	—
USD/JPY	JPM	10/15/20	JPY	(277,766)	(2,634)	(24)
USD/NZD	JPM	12/08/20	NZD	(129)	(85)	2
					(28,083)	(434)

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Bristol-Myers Squibb Company (E)	1M LIBOR +0.00% (Q)	BOA	12/21/20 ††	—	—	87

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Faurecia (E)	1M LIBOR +0.45% (Q)	BOA	01/28/21 ††	212	—	(1)
GrandVision (E)	1M LIBOR +0.50% (Q)	BOA	02/10/21 ††	3,447	—	(269)
Livongo Health, Inc. (E)	1M LIBOR -0.75% (Q)	BOA	10/21/21 ††	2,570	—	187
Northview Apartment Real Estate Investment Trust (E)	1M LIBOR +0.70% (Q)	BOA	07/12/21 ††	1,958	—	183
Qiagen N.V. (E)	1M LIBOR +0.45% (Q)	BOA	10/04/21 ††	978	—	101
Qiagen N.V. (E)	1M LIBOR +0.45% (Q)	BOA	07/05/21 ††	3,821	—	221
Renault (E)	1M LIBOR +0.35% (Q)	BOA	05/29/20 ††	94	—	10
Siemens Aktiengesellschaft (E)	1M LIBOR +0.35% (Q)	BOA	06/08/21 ††	2,315	—	101
Siemens Energy AG (E)	1M LIBOR +0.00% (Q)	BOA	08/30/21 ††	—	—	258
Sunrise Communications AG (E)	1M LIBOR +0.45% (Q)	BOA	08/17/21 ††	2,667	—	(21)
Advanced Disposal Services, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	04/21/21 ††	2,065	—	2
CF Finance Acquisition Corp. (E)	1M LIBOR +1.10% (Q)	GSC	03/03/21 ††	349	—	—
Delphi Technologies PLC (E)	1M LIBOR +0.50% (Q)	GSC	03/31/21 ††	4,204	—	991
E*Trade Financial Corporation (E)	1M LIBOR +0.50% (Q)	GSC	03/31/21 ††	5,627	—	129
eBay Inc. (E)	1M LIBOR +0.50% (Q)	GSC	04/21/21 ††	1,970	—	1,114
Fiat Chrysler Automobiles N.V. (E)	1M LIBOR +0.45% (Q)	GSC	01/28/21 ††	4,402	1	(192)
G4S PLC (E)	1M LIBOR +0.50% (Q)	GSC	11/02/21 ††	730	—	50
Immunomedics, Inc. (E)	1M LIBOR +1.10% (Q)	GSC	10/27/21 ††	2,421	—	(8)
Ingenico Group (E)	1M LIBOR +0.50% (Q)	GSC	06/23/21 ††	3,858	—	(98)
NetEnt AB (publ) (E)	1M LIBOR +0.50% (Q)	GSC	08/03/21 ††	581	—	8
Nuveen New Jersey Investment Quality Municipal Fund, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	04/14/21 ††	695	—	7
Rocket Internet SE (E)	1M LIBOR +0.50% (Q)	GSC	10/21/21 ††	139	—	(1)
SCVX Corp. (E)	1M LIBOR +1.10% (Q)	GSC	10/21/21 ††	465	—	(6)
TD Ameritrade Holding Corporation (E)	1M LIBOR +0.50% (Q)	GSC	03/09/21 ††	11,587	—	(2,007)
Tiffany & Co. (E)	1M LIBOR +0.50% (Q)	GSC	03/31/21 ††	10,800	—	(1,332)
Vodafone Group Public Limited Company (E)	1M LIBOR +0.00% (Q)	GSC	03/24/21 ††	1,732	—	(570)
William Hill PLC (E)	1M LIBOR +0.50% (Q)	GSC	10/27/21 ††	571	—	167
Willis Towers Watson Public Limited Company (E)	1M LIBOR +0.50% (Q)	GSC	04/14/21 ††	8,180	—	1,107
Wright Medical Group N.V. (E)	1M LIBOR +0.50% (Q)	GSC	12/30/21 ††	8,738	—	299
XPO Logistics, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	03/24/21 ††	1,417	—	(207)
Axalta Coating Systems Ltd. (E)	1M LIBOR +0.30% (Q)	JPM	09/21/20 ††	515	—	(27)
Blackrock Muniyield Quality Fund III, Inc. (E)	3M LIBOR +1.01% (Q)	JPM	03/29/21 ††	1,430	—	13
Deutsche Telekom AG (E)	3M LIBOR +0.40% (Q)	JPM	10/25/21 ††	3,111	—	(171)
Groupe Bruxelles Lambert - Groep Brussel Lambert (E)	3M LIBOR +0.40% (Q)	JPM	06/29/21 ††	731	—	29
Keihin Corporation (E)	3MLIBOR +0.40% (Q)	JPM	04/01/21 ††	845	—	32
Leyou Technologies Holdings Limited (E)	3M LIBOR +0.40% (Q)	JPM	08/30/21 ††	275	—	27
Liberty Media Corporation (E)	1M LIBOR +0.30% (Q)	JPM	12/28/20 ††	919	—	(43)
Madison Square Garden Entertainment Corp. (E)	1M LIBOR +0.30% (Q)	JPM	04/22/21 ††	1,119	—	(85)
Match Group, Inc. (E)	1M LIBOR +0.30% (Q)	JPM	08/23/21 ††	611	—	(53)
Metlifecare Limited (E)	3M LIBOR +0.70% (Q)	JPM	03/10/21 ††	71	—	1
Nissin Kogyo Co.,Ltd. (E)	3M LIBOR +0.74% (Q)	JPM	08/11/20 ††	844	—	29
Nuveen Amt-Free Municipal Credit Income Fund (E)	3M LIBOR +0.50% (Q)	JPM	04/14/21 ††	767	—	5
Nuveen Intermediate Duration Municipal Term Fund (E)	3M LIBOR +0.50% (Q)	JPM	04/14/21 ††	751	—	7
Nuveen Municipal Credit Income Fund (E)	3M LIBOR +0.50% (Q)	JPM	04/14/21 ††	752	—	(17)
Nuveen New York AMT-Free Quality Municipal Income Fund (E)	3M LIBOR +0.50% (Q)	JPM	04/14/21 ††	1,394	—	(22)
Nuveen Quality Municipal Fund, Inc. (E)	3M LIBOR +0.50% (Q)	JPM	04/14/21 ††	2,875	—	21
Qiagen N.V. (E)	3M LIBOR +0.78% (Q)	JPM	04/01/21 ††	209	—	14
Renault (E)	3M LIBOR +0.40% (Q)	JPM	05/14/20 ††	1,099	—	(69)
Royal Dutch Shell PLC (E)	3M LIBOR +0.74% (Q)	JPM	03/12/21 ††	1,599	—	(328)
SHOWA Corporation (E)	3M LIBOR +1.07% (Q)	JPM	04/01/21 ††	841	—	32
Siemens Aktiengesellschaft (E)	3M LIBOR +0.40% (Q)	JPM	05/19/21 ††	1,428	—	621
Siemens Energy AG (E)	3M LIBOR +0.40% (Q)	JPM	11/01/21 ††	714	—	(495)
SLM Corporation (E)	1M LIBOR +1.10% (Q)	JPM	02/12/21 ††	1,769	—	34
Taubman Centers, Inc. (E)	3M LIBOR +0.77% (Q)	JPM	03/29/21 ††	4,166	—	(532)
The Madison Square Garden Company (E)	3M LIBOR +0.30% (Q)	JPM	03/23/21 ††	2,700	—	(97)
Unilever N.V. (E)	3M LIBOR +0.37% (Q)	JPM	10/01/21 ††	4,261	—	143
William Hill PLC (E)	3M LIBOR +0.30% (Q)	JPM	11/01/21 ††	836	—	(25)
					1	(646)
Total return swap agreements - paying return
EQUITY
Analog Devices, Inc. (E)	1M LIBOR -0.40% (Q)	BOA	10/21/21 ††	(4,381)	—	2
Just Eat Takeaway.Com N.V. (E)	1M LIBOR -0.35% (Q)	BOA	08/30/21 ††	(4,035)	—	(86)
Pan American Silver Corp. (E)	1M LIBOR -0.40% (Q)	BOA	03/22/21 ††	(531)	—	(154)
Teladoc Health, Inc. (E)	1M LIBOR -0.40% (Q)	BOA	09/20/21 ††	(2,211)	—	(345)
AON Public Limited Company (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/21/21 ††	(7,981)	—	(1,893)
BorgWarner Inc. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	03/17/21 ††	(4,269)	—	(918)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Chevron Corporation (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	09/21/21 ††	(141)	—	29
Evolution Gaming Group AB (publ) (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	08/03/21 ††	(592)	—	(6)
International Flavors & Fragrances Inc. (E)	Federal Funds Effective Rate -0.71% (Q)	GSC	04/21/21 ††	(807)	—	(73)
Morgan Stanley (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	03/31/21 ††	(7,205)	—	540
Peugeot SA (E)	1M LIBOR -0.35% (Q)	GSC	01/28/21 ††	(4,043)	—	481
Sunrun Inc. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	10/31/21 ††	(483)	—	(124)
The Charles Schwab Corporation (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	01/22/21 ††	(12,153)	—	2,543
Worldline (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	08/03/21 ††	(3,267)	—	135
Daimler AG (E)	Federal Funds Effective Rate -0.47% (Q)	JPM	08/07/20 ††	(106)	—	(23)
Morgan Stanley (E)	Federal Funds Effective Rate -0.60% (Q)	JPM	08/23/21 ††	(601)	—	41
Nissan Motor Co., Ltd. (E)	Federal Funds Effective Rate -0.47% (Q)	JPM	08/11/20 ††	(1,060)	—	119
Royal Dutch Shell PLC (E)	Federal Funds Effective Rate -0.60% (Q)	JPM	03/12/21 ††	(2,059)	—	459
Sirius XM Holdings Inc. (E)	Federal Funds Effective Rate -0.60% (Q)	JPM	10/16/20 ††	(1,454)	—	115
Unilever PLC (E)	Federal Funds Effective Rate -0.33% (Q)	JPM	10/04/21 ††	(4,327)	—	(170)
					—	672

††For this swap agreement, the expiration date represents the termination date, which generally reflects the expected completion date for the event driven investment opportunity. The total return swap agreements expire 365 days after the effective date and are rolled over until the termination date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

JNL/Westchester Capital Event Driven Fund — OTC Total Return Basket Swap Agreements
Paying Return of Reference Entity[2]	Counterparty	Rate Received by Fund[2]	Expiration	Notional[1]	Net Value of Reference Entities ($)	Unrealized Appreciation (Depreciation) ($)
Short Equity Securities (E)	JPM	Federal Funds Effective Rate -0.95% (M)	08/23/21	718	(727)	(11)

	Shares	Value ($)
Reference Entity - Short Equity Securities
Consumer Discretionary
Adidas AG	—	(174)
Consumer Staples
Ontex Group	(1)	(8)
Pernod Ricard	(1)	(125)
		(133)
Energy
Total SE	(1)	(22)
Financials
Groupe Bruxelles Lambert - Groep Brussel Lambert	—	(22)
Industrials
GEA Group Aktiengesellschaft	(1)	(21)
SGS SA	—	(135)
		(156)
Materials
Imerys	(2)	(63)
LafargeHolcim Ltd	(2)	(84)
Umicore	(2)	(73)
		(220)
Total Reference Entity – Short Equity Securities		(727)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 64.6%
Information Technology 15.5%
Accenture Public Limited Company - Class A	163	36,882
Apple Inc.	2,674	309,695
Cisco Systems, Inc.	1,463	57,624
Global Payments Inc.	534	94,832
Intel Corporation	310	16,035
KLA-Tencor Corp.	189	36,705
Lam Research Corp.	93	30,945
Microsoft Corporation	2,025	425,955
Motorola Solutions Inc.	434	68,000
Salesforce.Com, Inc. (a)	113	28,424
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,387	112,409
Texas Instruments Incorporated	826	117,899
		1,335,405
Health Care 10.0%
Abbott Laboratories	930	101,159
Anthem, Inc.	221	59,278
AstraZeneca PLC - ADR	1,694	92,834
Becton, Dickinson and Company	492	114,437
Danaher Corporation	214	46,125
HCA Healthcare, Inc.	477	59,422
Humana Inc.	134	55,577
Novartis AG - ADR	875	76,088
Pfizer Inc.	3,518	129,099
UnitedHealth Group Incorporated	419	130,734
		864,753
Financials 7.8%
American Express Company	598	59,927
Bank of America Corporation	4,457	107,358
BlackRock, Inc.	173	97,313
JPMorgan Chase & Co.	1,387	133,552
Progressive Corp.	1,120	106,051
The Blackstone Group Inc.	1,112	58,060
The Charles Schwab Corporation	3,043	110,259
		672,520
Communication Services 7.2%
Alphabet Inc. - Class A (a)	217	318,057
Comcast Corporation - Class A	2,583	119,486
Facebook, Inc. - Class A (a)	715	187,371
		624,914
Consumer Discretionary 6.8%
Alibaba Group Holding Limited - ADS (a)	356	104,539
McDonald's Corporation	1,011	221,986
The Home Depot, Inc.	497	137,910
TJX Cos. Inc.	2,238	124,520
		588,955
Consumer Staples 6.1%
Diageo PLC	1,303	44,689
Dollar General Corporation	66	13,927
Nestle SA	973	115,569
Procter & Gamble Co.	1,081	150,238
Sysco Corp.	1,429	88,883
The Coca-Cola Company	2,344	115,747
		529,053
Industrials 5.8%
Deere & Company	367	81,307
Fortive Corporation	753	57,350
Lockheed Martin Corporation	178	68,330
Northrop Grumman Systems Corp.	208	65,634
Raytheon BBN Technologies Corp.	773	44,467
Trane Technologies Public Limited Company	513	62,226
Union Pacific Corporation	399	78,586
United Parcel Service Inc. - Class B	237	39,452
		497,352
Utilities 2.1%
Dominion Energy, Inc.	480	37,925
Exelon Corporation	2,072	74,079
Sempra Energy	565	66,910
		178,914
Real Estate 1.5%
American Tower Corporation	377	91,072
Equinix, Inc.	56	42,462
		133,534
Energy 1.2%
BP P.L.C.	4,461	12,969
Total SA (b)	1,685	57,474
Total SA - ADR (b)	844	28,941
		99,384
Materials 0.6%
FMC Corporation	528	55,942
Total Common Stocks (cost $4,333,307)		5,580,726
GOVERNMENT AND AGENCY OBLIGATIONS 17.8%
Mortgage-Backed Securities 6.3%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26 - 07/01/41	178	191
7.00%, 11/01/30 - 06/01/31	18	22
2.50%, 12/01/31 - 01/01/32	3,394	3,555
6.00%, 12/01/39	378	452
3.00%, 11/01/46	16,970	18,213
3.00%, 12/01/46	4,694	5,038
Federal National Mortgage Association, Inc.
3.07%, 02/01/25	1,350	1,486
2.47%, 05/01/25	2,570	2,760
2.68%, 05/01/25	5,159	5,589
2.81%, 07/01/25	5,983	6,532
2.99%, 10/01/25	1,763	1,937
3.09%, 10/01/25	849	937
3.50%, 03/01/26	55	58
2.78%, 06/01/26	2,700	2,982
2.49%, 12/01/26	6,022	6,558
2.89%, 12/01/26	5,678	6,323
7.50%, 09/01/29	4	4
2.50%, 05/01/30 - 01/01/32	3,729	3,908
2.00%, 11/01/31 - 12/01/31	1,462	1,527
7.00%, 10/01/33	14	16
TBA, 1.50%, 10/01/35 (c)	28,700	29,369
5.50%, 03/01/38	102	120
6.50%, 10/01/38 - 10/01/39	98	117
4.50%, 09/01/23 - 11/01/44	3,733	4,147
5.00%, 07/01/40	207	238
3.00%, 05/01/27 - 02/01/45	11,424	12,286
3.00%, 10/01/46	12,497	13,409
TBA, 2.50%, 10/15/47 - 11/15/47 (c)	49,800	52,212
4.00%, 09/01/26 - 11/01/48	13,897	15,079
TBA, 2.00%, 10/15/31 - 11/15/50 (c)	176,475	183,099
Government National Mortgage Association
6.50%, 04/15/26	6	6
5.50%, 11/15/32 - 02/15/36	52	59
7.00%, 01/15/33 - 05/15/33	9	10
5.00%, 06/20/33 - 06/15/39	1,691	1,936
6.00%, 02/15/24 - 04/15/40	2,645	3,128
4.50%, 06/15/40 - 05/15/42	563	636
4.00%, 01/15/41 - 12/20/44	734	805
TBA, 4.00%, 10/15/47 (c)	35,590	37,816
3.00%, 07/20/50	104,371	110,114
TBA, 4.50%, 10/15/50 (c)	8,325	8,920
		541,594
U.S. Treasury Note 5.1%
Treasury, United States Department of
1.50%, 08/31/21 - 02/15/30	47,060	49,216
0.13%, 05/31/22 - 05/15/23	30,565	30,553
2.25%, 04/30/24	9,665	10,375
1.75%, 06/30/24 - 11/15/29	46,170	49,064
0.25%, 05/31/25 - 09/30/25	174,475	174,333
3.00%, 09/30/25	7,080	8,034
2.88%, 08/15/28	17,020	20,094
2.38%, 04/30/26 - 05/15/29	9,985	11,240
1.63%, 10/31/26 - 08/15/29	17,165	18,483

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
0.63%, 05/15/30 - 08/15/30	71,105	70,759
		442,151
U.S. Treasury Bond 3.0%
Treasury, United States Department of
1.13%, 08/15/40	5,520	5,417
3.38%, 05/15/44	15,335	21,639
3.13%, 08/15/44	8,230	11,201
2.88%, 05/15/43 - 08/15/45	28,609	37,443
2.50%, 02/15/45 - 05/15/46	53,200	65,626
2.75%, 08/15/47 - 11/15/47	60,754	78,916
3.00%, 05/15/47 - 08/15/48	14,415	19,603
2.00%, 02/15/50	5,407	6,115
1.25%, 05/15/50	4,041	3,829
1.38%, 08/15/50	6,145	6,013
		255,802
Collateralized Mortgage Obligations 1.7%
Fannie Mae Multifamily REMIC Trust
Series 2019-AC-41, REMIC, 2.50%, 03/25/53	13,178	13,598
Federal Home Loan Mortgage Corporation
Series CA-4758, 3.00%, 07/15/47	12,471	13,401
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	3,879	4,162
Series 2018-MA-4, REMIC, 3.50%, 10/25/26	2,216	2,373
Series GA-4000, REMIC, 2.00%, 07/15/31	973	990
Series PB-4166, REMIC, 1.75%, 03/15/41	1,179	1,197
Series JM-4165, REMIC, 3.50%, 09/15/41	1,769	1,863
Series AH-4143, REMIC, 1.75%, 09/15/42	8,149	8,396
Series AB-4122, REMIC, 1.50%, 10/15/42	863	875
Series DJ-4322, REMIC, 3.00%, 05/15/43	2,135	2,213
Series 2019-MA-1, REMIC, 3.50%, 07/25/58	2,131	2,284
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 6.05%, (1M USD LIBOR + 5.90%), 04/25/23 (d)	1,338	1,411
Series 2018-GD-80, 3.50%, 12/25/47	4,407	4,592
Series 2018-PA-77, 3.50%, 02/25/48	6,866	7,155
Series 2012-JA-124, REMIC, 1.50%, 11/25/42	2,302	2,331
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	3,236	3,419
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	8,516	8,942
Series 2017-AP-51, REMIC, 3.00%, 10/25/45	24,336	25,524
Series 2018-PA-55, REMIC, 3.50%, 01/25/47	3,203	3,335
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	2,491	2,647
Series 2019-CA-7, REMIC, 3.50%, 11/25/57	13,659	14,594
Series 2019-BA-22, REMIC, 3.50%, 12/25/58	1,612	1,736
Series 2019-JA-28, REMIC, 3.50%, 06/25/59	16,634	18,107
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	4	5
		145,150
Municipal 1.0%
Broward, County of
3.48%, 10/01/43	810	825
California State University System
2.90%, 11/01/51	2,615	2,605
Chicago Transit Authority
6.30%, 12/01/21	2,180	2,254
6.90%, 12/01/40	3,640	5,192
Connecticut, State of
2.50%, 07/01/22	1,420	1,470
Dallas/Fort Worth International Airport
3.09%, 11/01/40	625	633
2.92%, 11/01/50	695	691
Empire State Development Corporation
2.10%, 03/15/22	3,980	4,034
Florida Department of Management Services
1.71%, 07/01/27	4,795	4,865
Grand Parkway Transportation Corporation
5.18%, 10/01/42	1,555	2,260
Illinois Municipal Electric Agency
6.83%, 02/01/35	3,405	4,724
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	815
Illinois, State of
5.10%, 06/01/33	4,520	4,568
Kansas Development Finance Authority
insured by Assured Guaranty Municipal Corp., 5.37%, 05/01/26	2,600	2,966
Long Island Power Authority
3.63%, 09/01/22	2,860	2,985
Massachusetts School Building Authority
3.40%, 10/15/40	1,325	1,425
Metropolitan Transportation Authority
6.20%, 11/15/26	165	184
6.67%, 11/15/39	1,490	1,888
7.34%, 11/15/39	75	120
6.09%, 11/15/40	405	571
5.18%, 11/15/49	3,120	3,406
Metropolitan Transportation Commission
2.57%, 04/01/31	1,890	2,050
Municipal Electric Authority of Georgia
6.64%, 04/01/57	4,590	6,835
6.66%, 04/01/57	524	793
New York State Thruway Authority
5.88%, 04/01/30	840	1,082
O'Hare International Airport
6.85%, 01/01/38	700	703
6.40%, 01/01/40	155	231
Oregon School Boards Association
insured by AMBAC School Board Guaranty, 4.76%, 06/30/28	420	484
Philadelphia, City of
6.55%, 10/15/28	5,225	6,766
Sacramento, City of
insured by Assured Guaranty Municipal Corp., 6.42%, 08/01/23	1,065	1,235
Sales Tax Securitization Corporation
4.79%, 01/01/48	5,115	6,482
The Foothill/Eastern Transportation Corridor Agency
4.09%, 01/15/49	420	446
3.92%, 01/15/53	3,170	3,390
The Pennsylvania State University
2.84%, 09/01/50	1,170	1,206
The Port Authority of New York and New Jersey
1.09%, 07/01/23	2,980	3,023
6.04%, 12/01/29	105	144
The Regents of the University of California
1.32%, 05/15/27	1,065	1,076
1.61%, 05/15/30	1,785	1,789
University of California, Berkeley
4.60%, 05/15/31	940	1,137
Utility Debt Securitization Authority
3.44%, 12/15/25	1,165	1,228
		88,581
Commercial Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corporation
Series A2-K731, REMIC, 3.60%, 02/25/25	4,930	5,433
Series A2-K733, REMIC, 3.75%, 08/25/25	5,245	5,894
Series A2-KJ25, REMIC, 2.61%, 01/25/26	10,700	11,543
Series A2-K736, REMIC, 2.28%, 07/25/26	2,335	2,516
Series A1-K097, REMIC, 2.16%, 05/25/29	3,801	4,063
Federal National Mortgage Association, Inc.
Series 2015-A2-M12, REMIC, 2.89%, 05/25/25 (d)	8,250	8,854
Series 2017-FA-M5, REMIC, 0.69%, (1M USD LIBOR + 0.49%), 04/25/24 (d)	221	221
Series 2017-FA-M13, REMIC, 0.60%, (1M USD LIBOR + 0.40%), 10/25/24 (d)	1,073	1,075
		39,599
Sovereign 0.3%
Ministry of Diwan Amiri Affairs
2.38%, 06/02/21 (e)	15,435	15,588
3.88%, 04/23/23 (e)	4,700	5,037
3.38%, 03/14/24 (e)	210	226
Saudi Arabia, Government of
2.88%, 03/04/23 (e)	3,090	3,224
		24,075
Total Government And Agency Obligations (cost $1,438,056)		1,536,952

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 11.3%
Financials 4.5%
ACE Capital Trust II
9.70%, 04/01/30	525	779
AIA Group Limited
3.38%, 04/07/30 (e)	1,965	2,188
American International Group, Inc.
4.50%, 07/16/44	1,078	1,263
4.75%, 04/01/48	715	874
AXA
8.60%, 12/15/30	425	644
Banco Santander, S.A.
3.13%, 02/23/23	3,600	3,765
3.85%, 04/12/23	3,000	3,200
Bank of America Corporation
2.63%, 10/19/20	2,000	2,002
3.00%, 12/20/23	820	861
4.13%, 01/22/24	5,325	5,897
4.20%, 08/26/24	4,600	5,114
3.59%, 07/21/28	5,315	5,941
3.97%, 02/07/30	2,065	2,393
3.19%, 07/23/30	2,210	2,441
5.88%, 02/07/42	300	445
5.00%, 01/21/44	500	690
Barclays PLC
3.20%, 08/10/21	5,435	5,559
3.93%, 05/07/25	6,380	6,842
Bayer US Finance II LLC
4.25%, 12/15/25 (e)	3,295	3,766
BNP Paribas
2.95%, 05/23/22 (e)	740	765
3.38%, 01/09/25 (e)	3,180	3,447
2.82%, 11/19/25 (e)	3,570	3,765
BPCE
5.70%, 10/22/23 (e)	10,150	11,369
5.15%, 07/21/24 (e)	5,670	6,355
3.50%, 10/23/27 (e)	6,370	7,020
Capital One Financial Corporation
3.75%, 04/24/24	2,000	2,175
4.20%, 10/29/25	1,245	1,382
Citigroup Inc.
4.50%, 01/14/22	605	636
5.88%, 01/30/42	165	241
5.30%, 05/06/44	814	1,080
Citizens Bank, National Association
2.55%, 05/13/21	3,175	3,212
Credit Agricole SA
3.75%, 04/24/23 (e)	1,955	2,097
3.25%, 10/04/24 (e)	3,020	3,257
4.38%, 03/17/25 (e)	5,055	5,589
Credit Suisse (USA), Inc.
3.00%, 10/29/21	1,070	1,100
3.63%, 09/09/24	325	359
Credit Suisse Group AG
3.57%, 01/09/23 (e)	1,925	1,989
1.49%, (3M USD LIBOR + 1.24%), 06/12/24 (d) (e)	4,500	4,537
2.59%, 09/11/25 (e)	2,025	2,113
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	4,785	5,062
3.75%, 03/26/25	2,690	2,980
Daimler Finance North America LLC
2.30%, 02/12/21 (e)	4,445	4,472
3.88%, 09/15/21 (e)	231	238
Danske Bank A/S
5.00%, 01/12/22 (e)	1,740	1,827
3.88%, 09/12/23 (e)	2,910	3,135
5.38%, 01/12/24 (e)	2,265	2,550
1.62%, 09/11/26 (e)	8,775	8,701
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	275	282
Discover Bank
4.20%, 08/08/23 (f)	3,550	3,879
Emera US Holdings Inc.
2.70%, 06/15/21	695	704
Equitable Financial Life Global Funding
1.40%, 08/27/27 (e)	5,650	5,674
ERAC USA Finance LLC
4.50%, 02/15/45 (e)	2,490	2,941
Fifth Third Bank, National Association
2.88%, 10/01/21	1,800	1,842
General Motors Financial Company, Inc.
3.70%, 05/09/23	5,900	6,164
HSBC Holdings PLC
4.00%, 03/30/22	870	912
3.60%, 05/25/23	2,580	2,752
Imperial Brands Finance PLC
3.75%, 07/21/22 (e)	8,285	8,650
ING Groep N.V.
3.15%, 03/29/22	880	913
3.95%, 03/29/27	2,860	3,274
Intercontinental Exchange, Inc.
3.00%, 09/15/60	4,295	4,322
JPMorgan Chase & Co.
3.25%, 09/23/22	1,000	1,057
3.38%, 05/01/23	1,060	1,127
4.45%, 12/05/29	8,085	9,724
2.52%, 04/22/31	5,845	6,220
6.40%, 05/15/38	425	649
5.40%, 01/06/42	540	775
Liberty Mutual Group Inc.
4.25%, 06/15/23 (e)	129	141
4.57%, 02/01/29 (e)	456	551
Liberty Mutual Insurance Company
7.88%, 10/15/26 (e)	475	611
Macquarie Group Limited
4.15%, 03/27/24 (e)	8,100	8,694
Massachusetts Mutual Life Insurance Company
3.38%, 04/15/50 (e)	1,330	1,346
MetLife, Inc.
4.13%, 08/13/42	265	321
Metropolitan Life Global Funding I
2.65%, 04/08/22 (e)	3,185	3,291
Morgan Stanley
3.70%, 10/23/24	7,950	8,811
2.72%, 07/22/25	6,170	6,548
3.13%, 07/27/26	2,430	2,682
3.63%, 01/20/27	3,400	3,842
National Australia Bank Limited
2.40%, 12/07/21 (e)	9,400	9,626
2.33%, 08/21/30 (e) (g)	5,625	5,558
Nationwide Building Society
3.62%, 04/26/23 (e)	2,175	2,258
Nationwide Mutual Insurance Company
4.35%, 04/30/50 (e)	6,260	6,656
NBK SPC Limited
2.75%, 05/30/22 (e)	13,365	13,676
Northwestern Mutual Life Insurance Company
3.63%, 09/30/59 (e)	546	593
PNC Bank, National Association
3.30%, 10/30/24	835	917
Santander Holdings USA, Inc.
3.70%, 03/28/22	5,670	5,876
3.40%, 01/18/23	7,435	7,784
Scentre Management Limited
3.63%, 01/28/26 (e)	3,815	4,080
Societe Generale
3.25%, 01/12/22 (e)	2,985	3,067
Standard Chartered PLC
2.74%, 09/10/22 (e)	8,990	9,132
Synchrony Financial
3.65%, 05/24/21	3,650	3,705
Syngenta Finance N.V.
5.18%, 04/24/28 (e)	4,175	4,594
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (e)	685	861

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
The Bank of Nova Scotia
2.70%, 08/03/26	5,645	6,175
The Charles Schwab Corporation
4.63%, 03/22/30	5,660	7,126
The Goldman Sachs Group, Inc.
5.25%, 07/27/21	1,000	1,040
5.75%, 01/24/22	2,445	2,611
2.88%, 10/31/22	4,765	4,879
3.63%, 01/22/23	6,875	7,336
6.25%, 02/01/41	435	650
The PNC Financial Services Group, Inc.
3.90%, 04/29/24	830	917
Trinity Acquisition PLC
4.40%, 03/15/26	4,145	4,769
Truist Financial Corporation
3.20%, 09/03/21	6,165	6,315
U.S. Bancorp
3.70%, 01/30/24	900	990
UBS Group Funding (Jersey) Limited
3.00%, 04/15/21 (e)	3,500	3,549
Volkswagen Group of America, Inc.
3.35%, 05/13/25 (e)	4,370	4,770
WEA Finance LLC
3.25%, 10/05/20 (e)	1,678	1,678
4.13%, 09/20/28 (e)	7,210	7,428
Wells Fargo & Company
3.50%, 03/08/22	2,145	2,237
4.48%, 01/16/24	517	573
4.10%, 06/03/26	1,125	1,266
4.75%, 12/07/46	3,750	4,666
		392,174
Health Care 1.3%
AbbVie Inc.
5.00%, 12/15/21 (e)	1,475	1,538
3.45%, 03/15/22 (e)	3,525	3,653
3.80%, 03/15/25 (e)	3,150	3,488
4.05%, 11/21/39 (e)	2,110	2,418
4.85%, 06/15/44 (e)	1,750	2,155
4.45%, 05/14/46	1,575	1,871
Aetna Inc.
2.80%, 06/15/23	3,340	3,515
Alcon Finance Corporation
3.00%, 09/23/29 (e)	9,670	10,458
2.60%, 05/27/30 (e)	365	385
Amgen Inc.
2.65%, 05/11/22	10,965	11,332
Anthem, Inc.
4.10%, 03/01/28	1,370	1,590
4.65%, 08/15/44	715	892
Boston Scientific Corporation
2.65%, 06/01/30	7,220	7,674
Bristol-Myers Squibb Company
3.55%, 08/15/22	1,265	1,339
Children's National Medical Center
2.93%, 07/15/50	3,145	3,060
CommonSpirit Health
2.95%, 11/01/22	3,131	3,268
4.20%, 08/01/23	5,150	5,594
4.35%, 11/01/42	1,575	1,707
4.19%, 10/01/49	880	934
Cottage Health
3.30%, 11/01/49	1,270	1,375
CVS Health Corporation
4.10%, 03/25/25	2,183	2,467
4.88%, 07/20/35	1,135	1,431
5.13%, 07/20/45	2,475	3,110
Dignity Health
3.81%, 11/01/24	1,703	1,853
4.50%, 11/01/42	4,186	4,675
Gilead Sciences, Inc.
2.80%, 10/01/50	2,785	2,741
Humana Inc.
2.90%, 12/15/22	5,515	5,764
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/50	1,980	2,136
Merck & Co., Inc.
4.15%, 05/18/43 (b)	630	800
Mercy Health
3.56%, 08/01/27	4,070	4,531
The Toledo Hospital
5.33%, 11/15/28	4,045	4,551
5.75%, 11/15/38	1,515	1,793
UnitedHealth Group Incorporated
3.88%, 10/15/20	600	601
3.75%, 07/15/25	1,820	2,074
2.00%, 05/15/30	2,530	2,643
Upjohn Inc.
2.70%, 06/22/30 (e)	6,000	6,222
		115,638
Utilities 1.3%
Berkshire Hathaway Energy Company
6.13%, 04/01/36	798	1,135
5.95%, 05/15/37	780	1,105
Boston Gas Company
3.15%, 08/01/27 (e)	960	1,083
Cleco Corporate Holdings LLC
3.74%, 05/01/26	11,599	12,336
3.38%, 09/15/29	2,685	2,727
4.97%, 05/01/46 (h)	4,025	4,380
Commonwealth Edison Company
3.65%, 06/15/46	465	544
Dominion Energy South Carolina, Inc.
6.63%, 02/01/32	1,384	1,980
Dominion Energy, Inc.
4.10%, 04/01/21 (h)	3,275	3,333
2.72%, 08/15/21 (h)	1,190	1,211
DTE Energy Company
3.80%, 03/15/27	2,245	2,522
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (e)	2,680	2,690
Evergy Metro, Inc.
2.25%, 06/01/30	1,755	1,855
Fortis Inc.
3.06%, 10/04/26	3,390	3,698
Georgia Power Company
4.75%, 09/01/40	1,085	1,326
3.70%, 01/30/50	945	1,053
Indianapolis Power & Light Company
6.60%, 06/01/37 (e)	500	749
Infraestructura Energetica Nova, S.A.B. de C.V.
4.88%, 01/14/48 (e)	3,290	3,167
ITC Holdings Corp.
2.95%, 05/14/30 (e)	6,815	7,321
KeySpan Gas East Corporation
2.74%, 08/15/26 (e)	3,690	4,070
MidAmerican Energy Company
4.25%, 05/01/46	55	69
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (e)	1,926	2,133
NextEra Energy Capital Holdings, Inc.
3.25%, 04/01/26	870	974
2.25%, 06/01/30	7,230	7,511
Oglethorpe Power Corporation (An Electric Membership Corporation)
6.19%, 01/01/31 (e)	325	383
5.05%, 10/01/48	1,209	1,423
3.75%, 08/01/50 (e)	2,410	2,411
5.25%, 09/01/50	3,662	4,432
San Diego Gas & Electric Company
1.70%, 10/01/30	13,065	12,991
Southern California Edison Company
2.40%, 02/01/22	685	699
3.70%, 08/01/25	735	817
The Brooklyn Union Gas Company
3.41%, 03/10/26 (e)	2,215	2,468
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (e)	9,400	10,180

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
The Southern Company
2.95%, 07/01/23	2,820	2,992
4.40%, 07/01/46	4,845	5,735
		113,503
Communication Services 1.0%
AT&T Inc.
4.13%, 02/17/26	3,300	3,780
2.30%, 06/01/27	6,920	7,258
3.10%, 02/01/43	8,025	7,833
Comcast Corporation
3.95%, 10/15/25	4,345	4,983
5.65%, 06/15/35	165	234
4.40%, 08/15/35	2,325	2,937
6.50%, 11/15/35	165	251
4.60%, 10/15/38	2,225	2,833
3.97%, 11/01/47	237	281
4.00%, 11/01/49	285	345
2.65%, 08/15/62	4,830	4,572
Cox Communications, Inc.
3.25%, 12/15/22 (e)	1,950	2,052
4.80%, 02/01/35 (e)	2,695	3,373
6.45%, 12/01/36 (e)	215	292
Deutsche Telekom International Finance B.V.
3.60%, 01/19/27 (e)	1,739	1,939
4.38%, 06/21/28 (e)	4,252	5,022
Discovery Communications, LLC
3.63%, 05/15/30	5,320	5,899
Fox Corporation
4.03%, 01/25/24	1,435	1,579
Sky Limited
3.75%, 09/16/24 (e)	4,090	4,567
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	435	576
7.30%, 07/01/38	285	403
6.75%, 06/15/39	285	389
Sprint Spectrum Co LLC
4.74%, 03/20/25 (e)	8,560	9,254
Telefonica Emisiones, S.A.U.
5.21%, 03/08/47	3,720	4,394
5.52%, 03/01/49	1,360	1,695
The Walt Disney Company
4.00%, 10/01/23	3,320	3,640
Time Warner Cable Enterprises LLC
8.38%, 03/15/23	195	229
Verizon Communications Inc.
4.81%, 03/15/39	374	489
4.75%, 11/01/41	265	349
4.86%, 08/21/46	692	941
4.52%, 09/15/48	6,125	8,041
		90,430
Energy 0.7%
Aker BP ASA
4.00%, 01/15/31 (e)	7,270	7,168
BG Energy Capital PLC
4.00%, 10/15/21 (e)	1,850	1,915
BP Capital Markets America Inc.
3.25%, 05/06/22	1,000	1,044
BP Capital Markets P.L.C.
2.50%, 11/06/22	600	624
El Paso Pipeline Partners, L.P.
4.30%, 05/01/24	682	752
Energy Transfer LP
7.60%, 02/01/24	1,030	1,168
4.95%, 06/15/28	2,925	3,097
5.00%, 05/15/50	575	530
Enterprise Products Operating LLC
3.95%, 01/31/60	650	634
Equinor ASA
2.90%, 11/08/20	1,945	1,950
3.70%, 03/01/24	50	55
3.00%, 04/06/27	11,800	13,048
Hess Corporation
7.30%, 08/15/31	4,890	5,943
Marathon Oil Corporation
6.60%, 10/01/37	8,245	8,457
Sunoco Logistics Partners Operations L.P.
5.35%, 05/15/45	4,750	4,400
TransCanada PipeLines Limited
3.80%, 10/01/20	975	975
Western Midstream Operating, LP
4.00%, 07/01/22	4,950	4,982
		56,742
Consumer Discretionary 0.6%
Amazon.com, Inc.
4.80%, 12/05/34	1,000	1,377
AutoZone, Inc.
3.25%, 04/15/25	3,000	3,279
ERAC USA Finance LLC
4.50%, 08/16/21 (e)	620	641
3.30%, 10/15/22 - 12/01/26 (e)	5,620	6,082
5.63%, 03/15/42 (e)	2,700	3,524
Lowe`s Companies, Inc.
4.55%, 04/05/49	990	1,264
McDonald's Corporation
3.63%, 09/01/49	1,475	1,641
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (e)	14,305	14,360
The TJX Companies, Inc.
3.88%, 04/15/30	3,605	4,272
4.50%, 04/15/50	3,905	5,036
V.F. Corporation
2.80%, 04/23/27	1,700	1,843
2.95%, 04/23/30	8,400	9,140
		52,459
Consumer Staples 0.6%
Altria Group, Inc.
5.80%, 02/14/39	2,085	2,659
4.50%, 05/02/43	745	817
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,540	5,245
4.38%, 04/15/38	1,050	1,212
4.95%, 01/15/42	200	246
3.75%, 07/15/42	820	875
4.60%, 04/15/48	2,280	2,745
4.50%, 06/01/50	3,865	4,626
BAT Capital Corp.
3.56%, 08/15/27	16,355	17,640
Danone
2.95%, 11/02/26 (e)	4,795	5,302
Philip Morris International Inc.
4.88%, 11/15/43	430	548
Sigma Alimentos, S.A. de C.V.
4.13%, 05/02/26 (e)	2,620	2,785
Sysco Corporation
6.60%, 04/01/50 (i)	3,990	5,591
The Kroger Co.
3.30%, 01/15/21	745	749
		51,040
Industrials 0.6%
Bae Systems Holdings Inc.
3.85%, 12/15/25 (e)	4,240	4,778
BAE Systems PLC
3.40%, 04/15/30 (e)	1,045	1,170
Lockheed Martin Corporation
4.85%, 09/15/41	955	1,200
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (e)	2,200	2,271
2.70%, 11/01/24 (e)	1,545	1,639
3.95%, 03/10/25 (e)	10,090	11,185
Siemens Financieringsmaatschappij N.V.
3.13%, 03/16/24 (e)	4,250	4,594
The Boeing Company
3.25%, 03/01/28	3,990	3,926
3.45%, 11/01/28	1,695	1,686
Union Pacific Corporation
3.25%, 02/05/50	1,530	1,697
3.75%, 02/05/70	1,845	2,070

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
United Technologies Corporation
3.95%, 08/16/25	2,545	2,890
4.13%, 11/16/28	8,925	10,560
		49,666
Information Technology 0.5%
Apple Inc.
3.00%, 02/09/24	1,765	1,900
3.25%, 02/23/26	1,106	1,240
Broadcom Inc.
4.70%, 04/15/25	11,565	13,082
International Business Machines Corporation
1.95%, 05/15/30	5,595	5,765
Microchip Technology Incorporated
3.92%, 06/01/21	3,015	3,075
Microsoft Corporation
2.88%, 02/06/24	3,615	3,885
2.40%, 08/08/26	1,145	1,247
3.70%, 08/08/46	1,500	1,876
Oracle Corporation
3.60%, 04/01/50	5,570	6,213
3.85%, 04/01/60	1,495	1,744
		40,027
Real Estate 0.2%
American Tower Corporation
5.00%, 02/15/24	410	464
Brandywine Operating Partnership, L.P.
3.95%, 11/15/27	6,015	6,189
Simon Property Group, L.P.
2.45%, 09/13/29	3,055	3,024
Vereit Operating Partnership, L.P.
3.40%, 01/15/28	3,680	3,839
		13,516
Materials 0.0%
Glencore Finance (Canada) Limited
4.25%, 10/25/22 (e) (h)	4,300	4,555
Total Corporate Bonds And Notes (cost $920,512)		979,750
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.0%
AASET Trust
Series 2019-A-1, 3.84%, 05/15/26	1,055	953
AASET US Ltd
Series 2018-A-2A, 4.45%, 11/16/25 (h)	4,196	3,871
Angel Oak Mortgage Trust
Series 2019-A1-6, 2.62%, 12/25/23	2,125	2,151
Series 2019-A1-4, REMIC, 2.99%, 08/25/23	1,977	1,999
Angel Oak Mortgage Trust I, LLC
Series 2017-A1-3, 2.71%, 11/25/21 (d)	189	189
Series 2018-A1-3, REMIC, 3.65%, 09/25/22 (d)	3,152	3,189
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (d)	2,744	2,800
Ares XXIX CLO Ltd
Series 2014-A1R-1A, 1.46%, (3M USD LIBOR + 1.19%), 04/17/26 (d)	107	107
ARI Fleet Lease Trust
Series 2018-A2-B, 3.22%, 10/15/21	1,189	1,202
Series 2018-A2-A, 2.55%, 10/15/26	294	293
Atlas Senior Loan Fund Ltd
Series 2017-A-8A, 1.57%, (3M USD LIBOR + 1.30%), 01/16/30 (d)	7,830	7,746
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 1.37%, (3M USD LIBOR + 1.09%), 01/15/31 (d)	1,360	1,333
Avery Point IV CLO, Limited
Series 2014-AR-1A, 1.34%, (3M USD LIBOR + 1.10%), 04/27/26 (d)	377	377
Series 2014-BR-1A, 1.84%, (3M USD LIBOR + 1.60%), 04/27/26 (d)	4,930	4,930
BA Master Credit Card Trust II
Series 2018-A-1A, 0.65%, (1M USD LIBOR + 0.49%), 01/23/23 (d)	7,450	7,460
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-PARK, 4.23%, 08/10/28	3,210	3,775
Banc of America Alternative Loan Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,271
Bayview Koitere Fund Trust
Series 2017-A-RT4, 3.50%, 07/28/57 (d)	2,242	2,310
Series 2017-A-SPL3, REMIC, 4.00%, 11/28/53 (d)	1,050	1,093
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, 3.50%, 06/28/57 (d)	1,483	1,526
Series 2017-A-SPL1, REMIC, 4.00%, 10/28/64 (d)	1,418	1,467
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, 3.50%, 01/28/55 (d)	1,059	1,079
BlueMountain CLO Ltd
Series 2012-BR2-2A, 1.70%, (3M USD LIBOR + 1.45%), 11/20/28 (d)	4,820	4,698
Canadian Pacer Auto Receivables Trust
Series 2018-A3-2A, 3.27%, 12/19/21	331	336
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26	2,066	1,855
CD Mortgage Trust
Series 2017-A4-CD4, REMIC, 3.51%, 04/12/27	2,790	3,152
Cent CLO
Series 2018-A1-27A, 1.39%, (3M USD LIBOR + 1.15%), 10/25/28 (d)	930	924
Cent CLO 24 Limited
Series 2015-A2R-24A, 1.92%, (3M USD LIBOR + 1.65%), 10/15/26 (d)	2,185	2,167
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	5,625	5,688
Chesapeake Funding II LLC
Series 2017-A2-2A, 0.60%, (1M USD LIBOR + 0.45%), 10/15/20 (d)	277	277
Series 2017-A1-2A, 1.99%, 10/15/20	406	405
Series 2017-A1-3A, 1.91%, 01/15/21	561	562
Series 2018-A1-2A, 3.23%, 12/15/21	1,718	1,743
Series 2020-A1-1A, 0.87%, 08/15/32	3,425	3,455
Cloud Pass-Through Trust
Series 2019-CLOU-1A, 3.55%, 12/05/22 (d)	1,328	1,343
COLT Mortgage Loan Trust
Series 2019-A1-2, 3.34%, 05/25/49	589	601
Series 2020-A1-1, 2.49%, 02/25/50 (d)	3,064	3,107
COMM Mortgage Trust
Series 2012-A4-CR2, REMIC, 3.15%, 07/15/22	885	912
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	5,300	5,843
CSMC
Series 2017-A-LSTK, REMIC, 2.76%, 04/07/21	6,105	6,112
DB Master Finance LLC
Series 2019-A2I-1A, 3.79%, 02/20/24	1,233	1,265
Series 2019-A2II-1A, 4.02%, 05/20/26	1,099	1,162
Deephaven Residential Mortgage Trust
Series 2018-A1-1A, 2.98%, 02/25/22 (d)	729	733
Series 2017-A1-3A, REMIC, 2.58%, 11/25/21 (d)	291	293
Series 2017-A1-2A, REMIC, 2.45%, 10/25/22 (d)	427	430
Series 2019-A1-2A, REMIC, 3.56%, 05/25/23	698	714
Series 2017-A1-1A, REMIC, 2.72%, 10/27/25 (d)	120	120
DLL LLC
Series 2019-A2-DA1, 2.79%, 11/20/20	451	451
Enterprise Fleet Financing, LLC
Series 2018-A2-1, 2.87%, 02/20/21 (e)	689	692
Series 2018-A2-3, 3.38%, 10/20/21	2,000	2,031
Series 2019-A2-3, 2.06%, 02/20/23	1,851	1,883
Series 2019-A2-2, 2.29%, 02/20/23	4,060	4,132
Series 2017-A2-3, 2.13%, 05/20/23	36	36
Exeter Automobile Receivables Trust
Series 2019-A-4A, 2.18%, 04/15/21	825	828
Series 2019-A-3A, 2.59%, 09/15/22	150	150
First Investors Auto Owner Trust
Series 2017-A2-3A, 2.41%, 12/15/22	16	16
First National Master Note Trust
Series 2018-A-1, 0.61%, (1M USD LIBOR + 0.46%), 10/15/21 (d)	7,680	7,673
Ford Credit Floorplan Master Owner Trust A
Series 2019-A-4, 2.44%, 09/15/24	2,080	2,210

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
FREMF Mortgage Trust
Series 2013-B-K24, REMIC, 3.63%, 09/25/22 (d)	730	757
Series 2017-B-K725, REMIC, 4.01%, 02/25/24 (d)	725	779
Series 2015-B-K44, REMIC, 3.81%, 01/25/25 (d)	1,300	1,384
Series 2015-B-K46, REMIC, 3.82%, 03/25/25 (d)	720	783
Series 2015-B-K50, REMIC, 3.91%, 08/25/25 (d)	910	989
Series 2018-B-K733, REMIC, 4.22%, 09/25/25 (d)	4,015	4,365
Series 2016-B-K55, REMIC, 4.30%, 04/25/26 (d)	1,165	1,283
Series 2019-B-K99, REMIC, 3.77%, 09/25/29 (d)	3,625	4,039
Series 2020-B-K104, REMIC, 3.66%, 01/25/30 (d)	3,660	4,006
Galaxy XXIII CLO Ltd
Series 2017-A-23A, 1.54%, (3M USD LIBOR + 1.28%), 04/24/29 (d)	1,540	1,532
GreatAmerica Financial Services Corporation
Series 2018-A3-1, 2.60%, 06/15/21	276	276
Series 2017-A4-1, 2.36%, 01/20/23	723	724
Series 2018-A4-1, 2.83%, 06/17/24	1,414	1,439
GS Mortgage Securities Trust
Series 2016-A4-GS3, REMIC, 2.85%, 09/14/26	4,000	4,317
Hertz Fleet Lease Funding LP
Series 2019-A2-1, 2.70%, 07/10/22	4,356	4,417
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	222	207
Horizon Aircraft Finance II Limited
Series 2019-A-1, 3.72%, 07/15/26	820	732
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (e)	1,422	1,282
KKR CLO 16 Ltd
Series A1R-16, 1.52%, (3M USD LIBOR + 1.25%), 01/20/29 (d)	3,690	3,665
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (e)	975	847
Madison Park Funding XI, Ltd.
Series 2013-AR-11A, 1.42%, (3M USD LIBOR + 1.16%), 07/23/29 (d) (e)	3,300	3,284
Madison Park Funding XII, Ltd.
Series 2014-AR-12A, 1.53%, (3M USD LIBOR + 1.26%), 07/20/26 (d)	306	305
Madison Park Funding XVIII, Ltd.
Series 2015-A1R-18A, 1.46%, (3M USD LIBOR + 1.19%), 10/21/30 (d)	6,530	6,450
Magnetite VII Ltd
Series 2012-A1R2-7A, 1.07%, (3M USD LIBOR + 0.80%), 01/18/28 (d)	4,265	4,229
Magnetite XVIII, Limited
Series 2016-BR-18A, 1.78%, (3M USD LIBOR + 1.50%), 11/15/28 (d)	6,315	6,237
MAPS Ltd
Series 2019-A-1A, 4.46%, 03/15/26	493	431
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (d)	1,605	1,679
Mill City Mortgage Loan Trust
Series 2017-A1-3, 2.75%, 03/25/24 (d)	1,634	1,679
Series 2016-A1-1, REMIC, 2.50%, 07/25/23	303	308
MMAF Equipment Finance LLC
Series 2017-A3-B, 2.21%, 10/17/22	706	711
Series 2019-A3-B, 2.01%, 12/12/24	3,450	3,546
Series 2016-A5-AA, 2.21%, 12/15/32	1,865	1,898
New Residential Mortgage Loan Trust
Series 2017-A1-3A, REMIC, 4.00%, 04/25/57 (d)	1,949	2,106
Octagon Investment Partners 30, Ltd.
Series 2017-A1-1A, 1.59%, (3M USD LIBOR + 1.32%), 03/17/30 (d)	2,025	2,009
OneMain Direct Auto Receivables Trust
Series 2018-A-1A, 3.43%, 12/16/24	5,513	5,586
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21	461	462
Santander Retail Auto Lease Trust
Series 2019-A2-A, REMIC, 2.72%, 04/20/21	786	790
Series 2019-A3-B, REMIC, 2.30%, 03/20/22	905	925
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (e)	1,725	1,770
Series 2018-C-1, 3.45%, 03/15/23 (e)	2,595	2,704
Series 2019-1C-1, 2.84%, 01/15/25	1,930	2,031
Series 2020-2C-1, 1.88%, 01/15/26	1,520	1,549
Securitized Term Auto Receivables Trust
Series 2018-A3-2A, 3.33%, 10/25/21	6,803	6,901
Seneca Park CLO, Ltd.
Series 2014-AR-1A, 1.39%, (3M USD LIBOR + 1.12%), 07/17/26 (d)	101	101
SFAVE Commercial Mortgage Securities Trust
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35	3,560	3,317
Shackleton CLO Ltd
Series 2015-A1R-8A, 1.19%, (3M USD LIBOR + 0.92%), 10/20/27 (d)	5,298	5,261
SoFi Consumer Loan Program Trust
Series 2018-A-4, 3.54%, 12/25/21	1,118	1,126
Sound Point CLO, Ltd.
Series 2013-A1-2RA, 1.23%, (3M USD LIBOR + 0.95%), 04/16/29 (d) (e)	5,400	5,308
Springleaf Funding Trust
Series 2015-A-BA, 3.48%, 07/15/21	689	695
Start III LTD
Series 2019-A-2, 3.54%, 11/15/26 (e)	82	75
START Ireland
Series 2019-A-1, 4.09%, 03/15/26	1,059	987
Symphony CLO XIV, Ltd.
Series 2014-AR-14A, 2.26%, (3M USD LIBOR + 0.95%), 07/14/26 (d)	1,579	1,571
Thacher Park CLO Ltd
Series 2014-AR-1A, 1.43%, (3M USD LIBOR + 1.16%), 10/20/26 (d)	230	230
Towd Point Mortgage Trust
Series 2016-A1-3, REMIC, 2.25%, 09/25/22 (d)	756	764
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (d)	555	569
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (d)	1,814	1,851
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (d)	1,237	1,284
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (d)	2,666	2,766
United Airlines Pass Through Trust
Series 2018-B-1, 4.60%, 03/01/26	511	383
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	170	164
Vantage Data Centers Issuer, LLC
Series 2018-A2-1A, 4.07%, 02/15/23	2,791	2,837
Series 2019-A2-1A, 3.19%, 07/15/24	1,484	1,471
Series 2020-A2-1A, 1.65%, 09/15/25 (c) (j)	5,400	5,400
Verus Securitization Trust
Series 2019-A1-2, REMIC, 3.21%, 05/25/59 (d) (h)	1,927	1,972
Voya CLO Ltd
Series 2014-AAR2-1A, 1.26%, (3M USD LIBOR + 0.99%), 04/18/31 (d)	858	845
Wells Fargo Commercial Mortgage Trust
Series 2017-A5-C38, 3.45%, 06/17/27	5,400	6,080
Series 2015-A5-NXS1, REMIC, 3.15%, 04/17/25	1,885	2,041
Westlake Automobile Receivables Trust
Series 2019-A2-3A, 2.15%, 06/15/21	2,223	2,239
Total Non-U.S. Government Agency Asset-Backed Securities (cost $260,759)		263,870
SHORT TERM INVESTMENTS 7.3%
Investment Companies 6.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (k) (l)	569,513	569,513

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (k) (l)	58,426	58,426
Total Short Term Investments (cost $627,939)		627,939
Total Investments 104.0% (cost $7,580,573)		8,989,237
Total Forward Sales Commitments 0.0% (proceeds $1,190)		(1,190)
Other Derivative Instruments 0.0%		76
Other Assets and Liabilities, Net (4.0)%		(348,696)
Total Net Assets 100.0%		8,639,427

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2020, the total payable for investments purchased on a delayed delivery basis was $316,572.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $394,082 and 4.6% of the Fund.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Convertible security.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(j) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.0%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.0%)
Mortgage-Backed Securities (0.0%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 10/15/47 (a)	(1,100)	(1,190)
Total Government And Agency Obligations (proceeds $1,190)		(1,190)
Total Forward Sales Commitments (0.0%) (proceeds $1,190)		(1,190)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2020, the total proceeds for investments sold on a delayed delivery basis was $1,190.

JNL/WMC Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Discover Bank, 4.20%, 08/08/23	11/30/16	3,616	3,879	—

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Note	(39)	December 2020	(5,448)	76	6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/WMC Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 93.8%
U.S. Treasury Bill 65.4%
Treasury, United States Department of
0.16%, 10/08/20 (a)	40,000	39,999
0.08%, 10/27/20 (a)	12,000	11,999
0.17%, 10/01/20 - 01/07/21 (a)	154,609	154,573
0.14%, 10/06/20 - 04/22/21 (a)	87,452	87,436
0.18%, 11/10/20 (a)	34,000	33,993
0.15%, 10/29/20 - 12/22/20 (a)	153,806	153,780
0.19%, 11/17/20 - 12/10/20 (a)	46,143	46,132
0.11%, 11/19/20 - 03/25/21 (a)	168,090	168,031
0.09%, 10/20/20 - 01/21/21 (a)	223,192	223,157
0.10%, 10/22/20 - 03/02/21 (a)	346,597	346,521
0.12%, 01/19/21 - 03/18/21 (a)	163,851	163,776
0.13%, 01/28/21 (a)	79,825	79,794
0.00%, 03/09/21 (a)	35,300	35,284
		1,544,475
U.S. Government Agency Obligations 18.5%
Council of Federal Home Loan Banks
0.14%, 10/02/20 (b) (c)	32,000	32,000
0.17%, 10/06/20 (b) (c)	39,135	39,135
0.10%, 11/06/20 (b) (c)	1,920	1,920
0.12%, 01/22/21 - 05/26/21 (b) (c)	42,800	42,800
0.11%, 06/24/21 (b) (c)	26,095	26,095
0.15%, 07/23/21 (b) (c)	3,900	3,900
0.13%, 02/11/22 (b) (c)	8,650	8,650
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
0.21%, 12/28/20 (b) (c)	2,000	2,000
0.31%, 07/07/21 (b) (c)	58,500	58,500
0.19%, 06/03/22 (b) (c)	8,515	8,517
Federal Farm Credit Banks Funding Corporation
0.16%, 12/11/20 (b) (c)	2,149	2,149
0.26%, 01/19/21 (b) (c)	7,750	7,750
0.23%, 02/01/21 (b) (c)	13,300	13,300
0.20%, 03/01/21 (b) (c)	10,150	10,150
0.17%, 05/07/21 (b) (c)	1,325	1,325
0.37%, 05/16/22 (b) (c)	6,150	6,147
Federal Home Loan Banks Office of Finance
0.13%, 11/03/20 (b) (c)	12,750	12,750
0.08%, 11/16/20 (b) (c)	20,000	20,000
0.11%, 12/17/20 - 01/08/21 (b) (c)	73,100	73,100
0.10%, 12/18/20 (b) (c)	13,300	13,300
0.17%, 01/04/21 (b) (c)	9,900	9,900
0.09%, 01/22/21 (b) (c)	12,400	12,400
0.15%, 09/13/21 (b) (c)	2,675	2,674
Federal National Mortgage Association, Inc.
0.15%, 10/30/20 (b) (c)	10,920	10,920
2.88%, 10/30/20 (c)	16,725	16,741
		436,123
Discount Notes 6.1%
Federal Home Loan Banks Office of Finance
0.40%, 03/09/21 (a) (c)	39,482	39,412
Federal Home Loan Mortgage Corporation
0.14%, 10/02/20 (a) (c)	86,000	86,000
0.14%, 10/19/20 (a) (c)	20,000	19,999
		145,411
U.S. Treasury Note 3.8%
Treasury, United States Department of
0.22%, 01/31/21 (b)	66,000	65,995
0.24%, 04/30/21 (b)	12,500	12,500
0.40%, 10/31/21 (b)	11,355	11,376
		89,871
Total Government And Agency Obligations (cost $2,215,880)		2,215,880
REPURCHASE AGREEMENTS 0.1%
Repurchase Agreements (d)		1,100
Total Repurchase Agreements (cost $1,100)		1,100
Total Investments 93.9% (cost $2,216,980)		2,216,980
Other Assets and Liabilities, Net 6.1%		144,388
Total Net Assets 100.0%		2,361,368

(a) The coupon rate represents the yield to maturity.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) For repurchase agreements held at September 30, 2020, see Repurchase Agreements in the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BNP	Federal Farm Credit Banks Funding Corporation, Inc., 3.54%, due 01/25/38	21	21
	Federal Home Loan Mortgage Corporation, 4.00%, due 11/01/46	1	2
	Treasury, United States Department of, 1.75%, due 06/30/22	242	250
	Government National Mortgage Association, 1.88-4.50%, due 09/15/40-12/20/45	129	134
	Federal National Mortgage Association, Inc., 2.79%, due 07/01/46	----	1
		393	408	0.07	09/30/20	10/01/20	400	400	400
BOA	Federal National Mortgage Association, Inc., 4.01%-5.50%, due 03/01/41-01/01/46	12	14
BOA	Federal Home Loan Mortgage Corporation, 3.00-5.00%, due 02/01/34-05/01/48	76	88
		88	102	0.08	09/30/20	10/01/20	100	100	100
DUB	Treasury, United States Department of, 0.00-1.38%, due 10/31/20-02/11/21	306	306	0.08	09/30/20	10/01/20	300	300	300
GSC	Federal National Mortgage Association, Inc., 2.50%, due 09/01/35	6	6
	Federal Home Loan Mortgage Corporation, 3.50%, due 07/01/47	88	96
		94	102	0.07	09/30/20	10/01/20	100	100	100
JPM	Federal Home Loan Mortgage Corporation, 2.00%, due 09/01/50	98	102	0.06	09/30/20	10/01/20	100	100	100
RBC	Government National Mortgage Association, 3.50%, due 11/15/47	97	102	0.07	09/30/20	10/01/20	100	100	100
									1,100

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 99.0%
Financials 19.6%
Assurant, Inc.	163	19,797
Bank of America Corporation	1,408	33,924
BlackRock, Inc.	38	21,316
Chubb Limited	196	22,807
JPMorgan Chase & Co.	460	44,246
LPL Financial Holdings Inc.	86	6,586
M&T Bank Corporation	138	12,688
MetLife, Inc.	569	21,157
Progressive Corp.	242	22,882
The Blackstone Group Inc.	303	15,837
The PNC Financial Services Group, Inc.	178	19,619
Truist Financial Corporation	510	19,413
		260,272
Health Care 18.8%
Anthem, Inc.	98	26,374
AstraZeneca PLC - ADR	329	18,004
Becton, Dickinson and Company	95	22,076
Biogen Inc. (a)	32	9,019
Centene Corporation (a)	276	16,111
Eli Lilly & Co.	90	13,292
Medtronic Public Limited Company	299	31,065
Merck & Co., Inc.	199	16,545
Pfizer Inc.	1,117	40,998
Roche Holding AG	54	18,321
UnitedHealth Group Incorporated	73	22,880
Zimmer Biomet Holdings, Inc.	114	15,536
		250,221
Information Technology 13.0%
Amdocs Limited	324	18,606
Analog Devices, Inc.	140	16,373
Cisco Systems, Inc.	835	32,900
Corning Incorporated	738	23,911
Intel Corporation	669	34,637
KLA-Tencor Corp.	65	12,635
Micron Technology, Inc. (a)	407	19,106
VMware, Inc. - Class A (a) (b)	104	15,006
		173,174
Industrials 12.3%
Deere & Company	85	18,742
Fortune Brands Home & Security, Inc.	171	14,811
General Dynamics Corporation	120	16,682
Knight-Swift Transportation Holdings Inc. - Class A	321	13,047
L3Harris Technologies, Inc.	101	17,090
Lockheed Martin Corporation	35	13,362
Nvent Electric Public Limited Company	799	14,139
Raytheon BBN Technologies Corp.	350	20,118
Trane Technologies Public Limited Company	131	15,874
Union Pacific Corporation	99	19,407
		163,272
Consumer Discretionary 10.3%
Gentex Corp.	671	17,283
Lennar Corporation - Class A	310	25,286
McDonald's Corporation	142	31,245
The Home Depot, Inc.	96	26,631
TJX Cos. Inc.	326	18,116
VF Corp.	262	18,395
		136,956
Utilities 6.0%
Dominion Energy, Inc.	290	22,910
Entergy Corporation	189	18,603
Exelon Corporation	538	19,244
Sempra Energy	164	19,381
		80,138
Materials 4.7%
Celanese Corp. - Class A	230	24,674
FMC Corporation	178	18,814
Sealed Air Corporation	497	19,279
		62,767
Real Estate 4.4%
Crown Castle International Corp.	79	13,174
Gaming and Leisure Properties, Inc.	583	21,529
Highwoods Properties Inc.	379	12,726
Host Hotels & Resorts, Inc.	1,080	11,651
		59,080
Consumer Staples 4.1%
Keurig Dr Pepper Inc.	646	17,842
Mondelez International, Inc. - Class A	387	22,262
Sysco Corp.	220	13,668
		53,772
Communication Services 4.0%
Booking Holdings Inc. (a)	8	13,800
Comcast Corporation - Class A	862	39,883
		53,683
Energy 1.8%
Phillips 66	227	11,786
Pioneer Natural Resources Co.	137	11,811
		23,597
Total Common Stocks (cost $1,176,029)		1,316,932
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	21,735	21,735
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	640	640
Total Short Term Investments (cost $22,375)		22,375
Total Investments 100.7% (cost $1,198,404)		1,339,307
Other Assets and Liabilities, Net (0.7)%		(8,943)
Total Net Assets 100.0%		1,330,364

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

Currency Abbreviations:

ARS - Argentine Peso	DKK - Danish Krone	JPY - Japanese Yen	SEK - Swedish Krona
AUD - Australian Dollar	EUR - European Currency Unit (Euro)	KRW - South Korean Won	SGD - Singapore Dollar
BRL - Brazilian Real	GBP - British Pound	MXN - Mexican Peso	TRY - Turkish Lira
CAD - Canadian Dollar	GHS - Ghanaian Cedi	MYR - Malaysian Ringgit	TWD - New Taiwan Dollar
CHF - Swiss Franc	HKD - Hong Kong Dollar	NOK - Norwegian Krone	UEA - United Arab Emirates Dirham
CLP - Chilean Peso	HUF - Hungarian Forint	NZD - New Zealand Dollar	USD - United States Dollar
CNH - Chinese Offshore Yuan	IDR - Indonesian Rupiah	PEN - Peruvian Nuevo Sol	ZAR - South African Rand
CNY - Chinese Yuan	ILS - Israeli New Shekel	PHP - Philippine Peso
COP - Colombian Peso	INR - Indian Rupee	RUB - Russian Ruble
CZK - Czech Republic Korunas	JAD - Jamaican Dollar	SAR - Saudi Riyal

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	ITRAXX - Group of international credit derivative indices monitored by the
ADR - American Depositary Receipt	International Index Company
ADS - American Depositary Share	JSE - Johannesburg Stock Exchange
ASX - Australian Securities Exchange	KOSPI - Korea Composite Stock Price Index
BRAZIBOR - Brazil Interbank Offered Rate	LIBOR - London Interbank Offered Rate
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	LLC/L.L.C. - Limited Liability Companies
BUBOR - Budapest Interbank Offered Rate	MBS - Mortgage-Backed Security
CAPE - Cyclically Adjusted Price Earnings	MEXIBOR - Mexico Interbank Offered Rate
CDI - CHESS Depositary Interests	MICEX - Moscow Interbank Offered Rate
CDX.EM - Credit Default Swap Index - Emerging Markets	MPOR - Moscow Prime Offered Rate
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	MSCI - Morgan Stanley Capital International
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	NASDAQ - National Association of Securities Dealers Automated Quotations
CLO - Collateralized Loan Obligation	NVDR - Non-Voting Depository Receipt
CMBX.NA - Commercial Mortgage-backed Securities Index North America	OAT - Obligations Assimilables du Tresor
CMT - Constant Maturity Treasury	OMX - Option Market Index
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	PJSC - Private Joint Stock Co.
CVA - Credit Valuation Adjustment	PLC/P.L.C./Plc - Public Limited Company
DAX - Deutscher Aktienindex	RBOB - Reformulated Blendstock for Oxygenate Blending
DIP - Debtor-in-possession	REIT - Real Estate Investment Trust
EAFE - Europe, Asia and Far East	REMIC - Real Estate Mortgage Investment Conduit
ETF - Exchange Traded Fund	RTS - Russian Trading System
EURIBOR - Europe Interbank Offered Rate	S&P - Standard & Poor's
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	SCB - Standard Chartered Bank
term of 4.5 to 5.5 years	SDR - Sweedish Depositary Receipt
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	SOFR - Secured Overnight Financing Rates
term of 8.5 to 10.5 years	SPDR - Standard & Poor's Depositary Receipt
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	TBA - To be Announced (Securities purchased on a delayed delivery basis)
term of 24 to 35 years	TBD - To Be Determined
Euro OAT - debt instrument issued by the Republic of Italy with a	TIPS - Treasury Inflation-Protected Securities
term of 8.5 to 10.5 years	TSX - Toronto Stock Exchange
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	UCITS - Undertakings for the Collective Investment of Transferable Securities
term of 1.75 to 2.25 years	ULSD - Ultra Low Sulfur Diesel
FDR - Fiduciary Depositary Receipt	US - United States
FKU - First Trust United Kingdom AlphaDEX ® Fund	WTI - West Texas Intermediate
FTSE - Financial Times ad the London Stock Exchange
GDR - Global Depositary Receipt
HIBOR - Hong Kong Interbank Offered Rate
HICP - Harmonized Index of Consumer Prices
ICE - Intercontinental Exchange

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.	CSI - Credit Suisse Securities, LLC	SCB _ Standard Chartered Bank
BBH - Brown Brothers Harriman & Co.	DUB - Deutsche Bank AG.	SGA - SG Americas Securities LLC
BCL - Barclays Capital Inc.	GSC - Goldman Sachs & Co.	SGB - Standard Chartered Bank
BMO - BMO Capital Markets Corp.	HSB - HSBC Securities Inc.	SIG - Susquehanna Investment Group
BNP - BNP Paribas Securities	JPM - J.P. Morgan Securities Inc.	SSB - State Street Brokerage Services
BOA - Bancamerica Securities/Bank of America NA	MBL - Macquarie Bank Limited	TDB - Toronto -Dominion Bank
CCI - Citicorp Securities	MLP - Merrill Lynch Professional Clearing Corp.	UBS - UBS Securities, LLC
CGM - Citigroup Global Markets	MSC - Morgan Stanley & Co. Inc.
CIB - Canadian Imperial Bank of Commerce	NSI - Normura Securities International Inc
CIT - Citibank, Inc	RBC - Royal Bank of Canada

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

“-“ Amount rounds to less than one thousand or 0.05%.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund as a cash management tool. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended September 30, 2020. The following table details the investments held during the period ended September 30, 2020.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL iShares Tactical Growth Fund	2,855	34,358	36,897	7	316	0.1
JNL iShares Tactical Moderate Fund	1,538	34,030	35,515	5	53	—
JNL iShares Tactical Moderate Growth Fund	2,999	24,262	27,077	9	184	0.1
JNL/Vanguard Growth ETF Allocation Fund	2,394	72,964	74,823	4	535	0.1
JNL/Vanguard Moderate ETF Allocation Fund	2,734	64,019	66,350	4	403	0.1
JNL/Vanguard Moderate Growth ETF Allocation Fund	1,537	79,937	81,222	5	252	—
JNL Multi-Manager Alternative Fund	282,107	1,131,851	1,292,386	742	121,572	11.5
JNL Multi-Manager Emerging Markets Equity Fund	26,741	396,010	393,896	9	28,855	1.9
JNL Multi-Manager International Small Cap Fund	3,584	88,875	86,048	20	6,411	2.5
JNL Multi-Manager Mid Cap Fund	19,255	487,024	447,092	72	59,187	4.9
JNL Multi-Manager Small Cap Growth Fund	70,379	672,793	677,763	264	65,409	2.5
JNL Multi-Manager Small Cap Value Fund	44,017	267,646	289,262	171	22,401	2.5
JNL S&P 500 Index Fund	1,943	39,067	37,888	5	3,122	2.3
JNL/AQR Large Cap Defensive Style Fund	1,406	36,358	35,692	5	2,072	4.1
JNL/AQR Large Cap Relaxed Constraint Equity Fund	2,638	42,004	41,243	12	3,399	1.2
JNL/AQR Managed Futures Strategy Fund	16,000	38,000	44,000	5	10,000	13.1
JNL/BlackRock Advantage International Fund	372	6,518	6,564	1	326	1.1
JNL/BlackRock Global Natural Resources Fund	11,826	130,767	139,608	33	2,985	0.5
JNL/BlackRock Large Cap Select Growth Fund	6,668	698,507	686,918	38	18,257	0.4
JNL/Boston Partners Global Long Short Equity Fund	17,930	156,030	172,398	69	1,562	4.0
JNL/Causeway International Value Select Fund	18,529	212,441	224,970	45	6,000	0.6
JNL/ClearBridge Large Cap Growth Fund	18,175	229,212	235,897	78	11,490	0.8
JNL/DFA International Core Equity Fund	343	16,483	16,242	2	584	0.6
JNL/DFA U.S. Core Equity Fund	1,908	100,917	101,290	7	1,535	0.1
JNL/DoubleLine Core Fixed Income Fund	146,203	844,395	921,012	239	69,586	1.8
JNL/DoubleLine Emerging Markets Fixed Income Fund	13,562	263,119	258,912	44	17,769	2.5
JNL/DoubleLine Shiller Enhanced CAPE Fund	129,786	946,657	1,011,076	511	65,367	3.4
JNL/DoubleLine Total Return Fund	116,241	1,046,257	1,047,970	304	114,528	3.9
JNL/Fidelity Institutional Asset Management Total Bond Fund	31,243	576,838	484,547	120	123,534	9.8
JNL/First State Global Infrastructure Fund	8,192	303,931	309,851	27	2,272	0.2
JNL/Franklin Templeton Global Multisector Bond Fund	76,003	626,848	647,942	235	54,909	9.0
JNL/Franklin Templeton Growth Allocation Fund	41,849	288,250	296,890	153	33,209	3.0
JNL/Franklin Templeton Income Fund	90,718	439,812	465,062	287	65,468	4.2
JNL/Franklin Templeton International Small Cap Fund	13,777	83,676	88,674	42	8,779	1.9
JNL/Goldman Sachs Competitive Advantage Fund	1,090	254,464	238,811	20	16,743	0.8
JNL/Goldman Sachs Dividend Income & Growth Fund	3,955	352,939	349,315	54	7,579	0.2
JNL/Goldman Sachs International 5 Fund	699	12,106	12,445	1	360	0.7
JNL/Goldman Sachs Intrinsic Value Fund	22,498	204,928	204,389	48	23,037	1.3
JNL/Goldman Sachs Total Yield Fund	18,229	180,068	189,306	28	8,991	0.6
JNL/GQG Emerging Markets Equity Fund	16,935	288,041	299,756	48	5,220	0.8
JNL/Harris Oakmark Global Equity Fund	13,185	114,156	112,316	41	15,025	2.3
JNL/Heitman U.S. Focused Real Estate Fund	821	53,885	53,793	5	913	0.5
JNL/Invesco Diversified Dividend Fund	91,613	199,019	225,476	332	65,156	6.4
JNL/Invesco Global Growth Fund	27,797	272,067	286,674	48	13,190	0.5
JNL/Invesco Global Real Estate Fund	9,932	150,099	141,679	35	18,352	2.1
JNL/Invesco International Growth Fund	25,782	217,560	207,835	111	35,507	3.5
JNL/Invesco Small Cap Growth Fund	32,071	348,964	355,660	96	25,375	1.3
JNL/JPMorgan Global Allocation Fund	3,745	1,844,530	1,793,465	27	54,810	4.0
JNL/JPMorgan Growth & Income Fund	40,589	391,862	429,100	92	3,351	0.4
JNL/JPMorgan Hedged Equity Fund	10,713	84,666	86,002	15	9,377	1.9
JNL/JPMorgan MidCap Growth Fund	20,902	611,767	578,974	175	53,695	1.8
JNL/JPMorgan U.S. Government & Quality Bond Fund	52,982	1,204,268	1,118,752	296	138,498	6.0
JNL/Lazard International Strategic Equity Fund	11,461	138,863	143,055	37	7,269	2.4
JNL/Loomis Sayles Global Growth Fund	2,507	92,747	90,375	9	4,879	0.6
JNL/Lord Abbett Short Duration Income Fund	—	151,990	150,172	2	1,818	0.9
JNL/Mellon Bond Index Fund	69,295	265,051	225,563	217	108,783	7.9
JNL/Mellon Communication Services Sector Fund	757	46,253	46,131	2	879	0.4
JNL/Mellon Consumer Discretionary Sector Fund	2,459	149,356	140,756	7	11,059	0.7
JNL/Mellon Consumer Staples Sector Fund	668	98,933	98,818	5	783	0.4
JNL/Mellon Dow Index Fund	6,884	151,519	151,315	23	7,088	0.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Emerging Markets Index Fund	14,660	121,056	123,251	29	12,465	1.3
JNL/Mellon Energy Sector Fund	3,526	153,740	152,558	8	4,708	0.7
JNL/Mellon Equity Income Fund	5,369	62,484	67,706	22	147	0.1
JNL/Mellon Financial Sector Fund	3,673	140,236	139,773	10	4,136	0.4
JNL/Mellon Healthcare Sector Fund	3,613	266,495	259,239	19	10,869	0.3
JNL/Mellon Industrials Sector Fund	348	22,542	22,501	1	389	0.6
JNL/Mellon Information Technology Sector Fund	3,197	482,699	477,645	45	8,251	0.2
JNL/Mellon International Index Fund	6,165	123,814	128,405	15	1,574	0.1
JNL/Mellon Materials Sector Fund	45	23,714	23,201	—	558	1.2
JNL/Mellon MSCI KLD 400 Social Index Fund	265	30,276	30,068	2	473	0.4
JNL/Mellon MSCI World Index Fund	5,804	29,457	33,621	10	1,640	0.5
JNL/Mellon Nasdaq 100 Index Fund	61,640	676,743	703,057	158	35,326	0.7
JNL/Mellon Real Estate Sector Fund	496	40,419	40,397	4	518	0.5
JNL/Mellon S&P 400 MidCap Index Fund	13,425	348,534	356,766	61	5,193	0.2
JNL/Mellon S&P 500 Index Fund	74,701	703,071	736,083	216	41,689	0.4
JNL/Mellon Small Cap Index Fund	3,239	176,605	172,804	25	7,040	0.3
JNL/Mellon Utilities Sector Fund	710	89,420	90,104	7	26	—
JNL/MFS Mid Cap Value Fund	14,701	183,058	191,363	39	6,396	0.4
JNL/Morningstar Wide Moat Index Fund	2,380	131,268	122,926	14	10,722	1.3
JNL/Neuberger Berman Commodity Strategy Fund	20,137	99,786	117,131	22	2,792	25.4
JNL/Neuberger Berman Strategic Income Fund	1,049	299,251	286,125	41	14,175	1.8
JNL/PPM America Floating Rate Income Fund	66,301	264,855	299,116	206	32,040	3.0
JNL/PPM America High Yield Bond Fund	15,100	611,341	573,278	99	53,163	2.9
JNL/PPM America Small Cap Value Fund	1,325	44,744	45,762	4	307	0.1
JNL/PPM America Total Return Fund	48,786	695,696	630,873	128	113,609	6.2
JNL/RAFI Fundamental Asia Developed Fund	2,427	28,079	27,864	8	2,642	1.5
JNL/RAFI Fundamental Europe Fund	113	15,008	14,793	1	328	0.1
JNL/RAFI Fundamental U.S. Small Cap Fund	573	47,287	46,111	3	1,749	0.5
JNL/RAFI Multi-Factor U.S. Equity Fund	3,236	156,951	158,470	11	1,717	0.1
JNL/T. Rowe Price Balanced Fund	4,557	70,374	73,319	16	1,612	0.4
JNL/T. Rowe Price Capital Appreciation Fund	18,621	589,087	588,908	109	18,800	0.2
JNL/T. Rowe Price Established Growth Fund	2,152	128,615	125,780	13	4,987	—
JNL/T. Rowe Price Mid-Cap Growth Fund	2,637	137,571	137,140	14	3,068	0.1
JNL/T. Rowe Price Short-Term Bond Fund	5,200	132,787	137,879	10	108	—
JNL/T. Rowe Price U.S. High Yield Fund	15,592	651,097	657,785	111	8,904	1.6
JNL/T. Rowe Price Value Fund	3,065	148,980	147,274	14	4,771	0.1
JNL/WCM Focused International Equity Fund	75,150	401,432	412,202	204	64,380	3.3
JNL/Westchester Capital Event Driven Fund	26,000	288,811	314,472	47	339	0.2
JNL/WMC Balanced Fund	218,551	1,651,550	1,300,588	586	569,513	6.6
JNL/WMC Value Fund	23,707	249,985	251,957	68	21,735	1.6

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund	—	51,516	49,492	4	2,024	0.1
JNL/T. Rowe Price Balanced Fund	47,469	68,039	100,819	159	14,689	3.3
JNL/T. Rowe Price Capital Appreciation Fund	1,093,861	2,523,872	2,648,135	4,921	968,075	12.4
JNL/T. Rowe Price Established Growth Fund	24,298	1,779,735	1,769,515	240	34,518	0.3
JNL/T. Rowe Price Mid-Cap Growth Fund	281,058	529,810	657,099	1,225	153,769	2.6
JNL/T. Rowe Price Short-Term Bond Fund	20,828	480,724	491,331	63	10,221	0.6
JNL/T. Rowe Price U.S. High Yield Fund	—	247,939	230,467	19	17,472	3.1
JNL/T. Rowe Price Value Fund	25,535	511,748	508,667	54	28,616	0.7

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. (“JPM Chase”) or State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the period ended September 30, 2020.

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund, JNL/WMC Government Money Market Fund, the Master Feeder Funds and the Funds of Funds, participate in agency-based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Except as described below, cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the 1940 Act and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee, accrued daily and payable monthly, for investment advisory services. In addition to investing cash collateral in the JNL Securities Lending Collateral Fund, JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Mellon S&P 500 Index Fund and JNL/Mellon S&P 400 MidCap Index Fund may invest cash collateral in repurchase agreements collateralized by equity and U.S. government or agency securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity and U.S. government or agency securities. Reinvestments in repurchase agreements will not exceed 10% of these Funds' net assets, shall be collateralized by equity and U.S. government or agency securities equal to not less than 110% of the cash collateral reinvested in such transactions, and shall be marked-to-market daily.

Security Valuation. Under the JNL Series Trust's ("Trust") valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act, as amended. The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ Form N-PORT, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate market value. If a valuation from a third party pricing service is unavailable or it is determined that such valuation does not approximate fair market value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair market value.

Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third-party price providers. OTC derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds. Level 1 valuations include investments in the underlying funds and Master Funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of September 30, 2020 by valuation level. Investments in the underlying funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds. For Funds with significant investments in Level 1 and Level 2 common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL iShares Tactical Growth Fund
Assets - Securities
Investment Companies	255,791	—	—	255,791
Short Term Investments	27,062	—	—	27,062
	282,853	—	—	282,853
JNL iShares Tactical Moderate Fund
Assets - Securities
Investment Companies	173,371	—	—	173,371
Short Term Investments	8,867	—	—	8,867
	182,238	—	—	182,238
JNL iShares Tactical Moderate Growth Fund
Assets - Securities
Investment Companies	291,763	—	—	291,763
Short Term Investments	69,922	—	—	69,922
	361,685	—	—	361,685
JNL/Vanguard Growth ETF Allocation Fund
Assets - Securities
Investment Companies	558,553	—	—	558,553
Short Term Investments	47,526	—	—	47,526
	606,079	—	—	606,079
JNL/Vanguard Moderate ETF Allocation Fund
Assets - Securities
Investment Companies	413,632	—	—	413,632
Short Term Investments	73,554	—	—	73,554
	487,186	—	—	487,186
JNL/Vanguard Moderate Growth ETF Allocation Fund
Assets - Securities
Investment Companies	521,435	—	—	521,435
Short Term Investments	68,770	—	—	68,770
	590,205	—	—	590,205
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	348,389	88,106	172	436,667
Corporate Bonds And Notes	—	294,233	250	294,483
Non-U.S. Government Agency Asset-Backed Securities	—	138,601	5,970	144,571
Government And Agency Obligations	—	105,334	—	105,334
Senior Floating Rate Instruments[2]	—	18,389	103	18,492
Other Equity Interests	—	—	13,003	13,003
Preferred Stocks	7,124	—	—	7,124
Warrants	1,372	—	6	1,378
Rights	69	—	276	345
Short Term Investments	121,890	20,996	—	142,886
	478,844	665,659	19,780	1,164,283
Liabilities - Securities
Common Stocks	(170,472)	(790)	—	(171,262)
Investment Companies	(31,470)	—	—	(31,470)
Corporate Bonds And Notes	—	(780)	—	(780)
Preferred Stocks	(713)	—	—	(713)
	(202,655)	(1,570)	—	(204,225)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	363	—	—	363
Centrally Cleared Interest Rate Swap Agreements	—	1,472	—	1,472
Centrally Cleared Credit Default Swap Agreements	—	106	—	106
Exchange Traded Futures Options	17	—	—	17
Exchange Traded Purchased Options	328	—	—	328
OTC Purchased Options	—	253	—	253
Open Forward Foreign Currency Contracts	—	2,217	—	2,217
OTC Interest Rate Swap Agreements	—	785	—	785
OTC Contracts for Difference	830	2,462	—	3,292
OTC Total Return Swap Agreements	1,050	2,009	—	3,059
	2,588	9,304	—	11,892

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,649)	—	—	(2,649)
Centrally Cleared Interest Rate Swap Agreements	—	(15)	—	(15)
Exchange Traded Written Options	(371)	—	—	(371)
OTC Written Options	—	(501)	—	(501)
Open Forward Foreign Currency Contracts	—	(2,238)	—	(2,238)
OTC Contracts for Difference	(1,507)	(521)	—	(2,028)
OTC Total Return Swap Agreements	(330)	(3,404)	—	(3,734)
	(4,857)	(6,679)	—	(11,536)
JNL Multi-Manager Emerging Markets Equity Fund
Assets - Securities
Common Stocks	414,940	1,001,921	—	1,416,861
Preferred Stocks	19,189	—	—	19,189
Warrants	—	5,934	5,327	11,261
Investment Companies	4,493	—	—	4,493
Short Term Investments	49,179	—	—	49,179
	487,801	1,007,855	5,327	1,500,983
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(4)	—	(4)
	—	(4)	—	(4)
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	33,240	211,507	313	245,060
Warrants	—	—	1,647	1,647
Preferred Stocks	1,621	—	—	1,621
Participatory Notes	—	1,553	—	1,553
Short Term Investments	6,411	—	—	6,411
	41,272	213,060	1,960	256,292
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,133,533	—	—	1,133,533
Preferred Stocks	20,643	—	—	20,643
Short Term Investments	62,344	—	—	62,344
	1,216,520	—	—	1,216,520
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	2,442,560	61,120	—	2,503,680
Short Term Investments	168,369	—	—	168,369
	2,610,929	61,120	—	2,672,049
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	884,018	—	—	884,018
Short Term Investments	46,895	—	—	46,895
	930,913	—	—	930,913
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	133,735	—	—	133,735
Investment Companies	437	—	—	437
Short Term Investments	3,256	56	—	3,312
	137,428	56	—	137,484
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	4	—	—	4
	4	—	—	4
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	48,770	—	—	48,770
Short Term Investments	2,072	—	—	2,072
	50,842	—	—	50,842
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1	—	—	1
	1	—	—	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Assets - Securities
Common Stocks	357,190	—	—	357,190
Preferred Stocks	346	—	—	346
Short Term Investments	3,399	—	—	3,399
	360,935	—	—	360,935
Liabilities - Securities
Common Stocks	(83,123)	—	—	(83,123)
	(83,123)	—	—	(83,123)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(33)	—	—	(33)
	(33)	—	—	(33)
JNL/AQR Managed Futures Strategy Fund
Assets - Securities
Short Term Investments	21,249	38,017	—	59,266
	21,249	38,017	—	59,266
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,339	—	—	1,339
Open Forward Foreign Currency Contracts	—	1,246	—	1,246
OTC Total Return Swap Agreements	275	—	—	275
	1,614	1,246	—	2,860
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(821)	—	—	(821)
Open Forward Foreign Currency Contracts	—	(1,915)	—	(1,915)
OTC Total Return Swap Agreements	(43)	—	—	(43)
	(864)	(1,915)	—	(2,779)
JNL/BlackRock Advantage International Fund
Assets - Securities
Common Stocks	368	28,820	—	29,188
Preferred Stocks	174	—	—	174
Short Term Investments	1,928	—	—	1,928
	2,470	28,820	—	31,290
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(6)	—	—	(6)
Open Forward Foreign Currency Contracts	—	—	—	—
	(6)	—	—	(6)
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,514,779	644,903	4,511	2,164,193
Government And Agency Obligations	—	567,203	—	567,203
Investment Companies	222,778	—	—	222,778
Corporate Bonds And Notes	—	207,712	7,508	215,220
Non-U.S. Government Agency Asset-Backed Securities	—	40,160	—	40,160
Senior Floating Rate Instruments	—	29,092	1,488	30,580
Preferred Stocks	15,441	—	9,012	24,453
Trust Preferreds	5,230	—	—	5,230
Short Term Investments	23,398	146,077	—	169,475
	1,781,626	1,635,147	22,519	3,439,292
Liabilities - Securities
Common Stocks
Energy	(1,863)	—	—	(1,863)
Information Technology	(1,849)	—	—	(1,849)
Materials	—	(3,341)	—	(3,341)
Consumer Discretionary	—	(1,123)	—	(1,123)
Consumer Staples	(1,745)	—	—	(1,745)
	(5,457)	(4,464)	—	(9,921)
Assets - Investments in Other Financial Instruments[1]
OTC Purchased Barrier Options	—	439	—	439
Futures Contracts	2,035	—	—	2,035
Centrally Cleared Interest Rate Swap Agreements	—	2,154	—	2,154
Centrally Cleared Credit Default Swap Agreements	—	2,278	—	2,278
Exchange Traded Purchased Options	27,241	—	—	27,241
OTC Purchased Options	—	8,187	—	8,187
Open Forward Foreign Currency Contracts	—	5,058	—	5,058
OTC Contracts for Difference	52	175	—	227
OTC Total Return Swap Agreements	1,414	—	—	1,414
	30,742	18,291	—	49,033

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Barrier Options	—	(518)	—	(518)
Futures Contracts	(4,243)	—	—	(4,243)
Centrally Cleared Interest Rate Swap Agreements	—	(7,234)	—	(7,234)
Exchange Traded Written Options	(17,382)	—	—	(17,382)
OTC Written Options	—	(7,193)	—	(7,193)
Open Forward Foreign Currency Contracts	—	(4,093)	—	(4,093)
OTC Contracts for Difference	—	(103)	—	(103)
	(21,625)	(19,141)	—	(40,766)
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks
United States of America	209,466	—	—	209,466
Canada	85,499	—	—	85,499
Australia	—	46,181	—	46,181
United Kingdom	—	42,739	—	42,739
Brazil	40,009	—	—	40,009
Netherlands	—	29,235	—	29,235
France	—	28,678	—	28,678
Russian Federation	7,678	12,621	—	20,299
Norway	—	10,751	—	10,751
Germany	—	10,547	—	10,547
Ireland	—	9,624	—	9,624
China	—	7,658	—	7,658
Switzerland	—	7,585	—	7,585
Portugal	—	5,401	—	5,401
Sweden	—	3,957	—	3,957
Ghana	2,205	—	—	2,205
Warrants	—	415	—	415
Short Term Investments	34,560	—	—	34,560
	379,417	215,392	—	594,809
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	4,740,081	56,615	—	4,796,696
Preferred Stocks	—	—	8,997	8,997
Short Term Investments	19,984	—	—	19,984
	4,760,065	56,615	8,997	4,825,677
JNL/Boston Partners Global Long Short Equity Fund
Assets - Securities
Common Stocks
Communication Services	1,496	971	—	2,467
Consumer Discretionary	1,744	3,827	—	5,571
Consumer Staples	740	1,251	—	1,991
Energy	937	—	—	937
Financials	4,075	1,697	—	5,772
Health Care	2,447	1,030	—	3,477
Industrials	1,191	3,598	—	4,789
Information Technology	3,951	3,254	—	7,205
Materials	3,262	1,057	—	4,319
Utilities	724	237	—	961
Short Term Investments	1,743	—	—	1,743
	22,310	16,922	—	39,232
Liabilities - Securities
Common Stocks	(8,713)	(4,446)	—	(13,159)
	(8,713)	(4,446)	—	(13,159)
Assets - Investments in Other Financial Instruments[1]
OTC Contracts for Difference	—	50	—	50
	—	50	—	50
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(435)	—	—	(435)
Open Forward Foreign Currency Contracts	—	—	—	—
OTC Contracts for Difference	—	(14)	—	(14)
	(435)	(14)	—	(449)
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	76,354	936,240	—	1,012,594
Preferred Stocks	51,816	—	—	51,816
Short Term Investments	40,170	—	—	40,170
	168,340	936,240	—	1,104,580
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	1,355,857	—	—	1,355,857
Short Term Investments	14,909	—	—	14,909
	1,370,766	—	—	1,370,766
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	13,080	76,020	13	89,113
Preferred Stocks	616	—	—	616
Rights	—	1	—	1
Short Term Investments	2,954	—	—	2,954
	16,650	76,021	13	92,684
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,153,025	—	—	1,153,025
Preferred Stocks	165	—	—	165
Rights	—	—	4	4
Other Equity Interests	—	2	—	2
Short Term Investments	5,229	—	—	5,229
	1,158,419	2	4	1,158,425
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,747,525	—	1,747,525
Corporate Bonds And Notes	—	974,863	—	974,863
Non-U.S. Government Agency Asset-Backed Securities	—	948,210	—	948,210
Senior Floating Rate Instruments[2]	—	132,624	256	132,880
Common Stocks	225	—	318	543
Other Equity Interests	—	—	—	—
Short Term Investments	78,750	20,397	—	99,147
	78,975	3,823,619	574	3,903,168
Liabilities - Securities
Senior Floating Rate Instruments[2]	—	(1)	—	(1)
	—	(1)	—	(1)
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	80	—	80
	—	80	—	80
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(19)	—	(19)
	—	(19)	—	(19)
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	595,424	—	595,424
Government And Agency Obligations	—	97,002	—	97,002
Common Stocks	—	—	—	—
Short Term Investments	24,359	—	—	24,359
	24,359	692,426	—	716,785
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	888,800	—	888,800
Government And Agency Obligations	—	540,004	—	540,004
Corporate Bonds And Notes	—	236,333	—	236,333
Senior Floating Rate Instruments[2]	—	80,553	202	80,755
Common Stocks	25	—	226	251
Short Term Investments	65,367	—	—	65,367
	65,392	1,745,690	428	1,811,510
Assets - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	142,145	—	—	142,145
	142,145	—	—	142,145
Liabilities - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	(6,769)	—	—	(6,769)
	(6,769)	—	—	(6,769)
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	1,637,838	—	1,637,838
Non-U.S. Government Agency Asset-Backed Securities	—	1,273,972	—	1,273,972
Short Term Investments	114,528	—	—	114,528
	114,528	2,911,810	—	3,026,338

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	578,418	—	578,418
Corporate Bonds And Notes	—	460,114	24	460,138
Non-U.S. Government Agency Asset-Backed Securities	—	80,409	—	80,409
Senior Floating Rate Instruments	—	59,316	862	60,178
Common Stocks	—	36	—	36
Short Term Investments	127,880	—	—	127,880
	127,880	1,178,293	886	1,307,059
Liabilities - Securities
Government And Agency Obligations	—	(2,515)	—	(2,515)
	—	(2,515)	—	(2,515)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1	—	—	1
Centrally Cleared Interest Rate Swap Agreements	—	1	—	1
OTC Purchased Options	—	91	—	91
	1	92	—	93
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(37)	—	—	(37)
Centrally Cleared Interest Rate Swap Agreements	—	(7)	—	(7)
OTC Written Options	—	(300)	—	(300)
	(37)	(307)	—	(344)
JNL/First State Global Infrastructure Fund
Assets - Securities
Common Stocks
United States of America	513,416	—	—	513,416
Australia	—	82,397	—	82,397
France	—	50,624	—	50,624
United Kingdom	—	47,689	—	47,689
Japan	—	44,420	—	44,420
Canada	33,970	—	—	33,970
Hong Kong	—	32,664	—	32,664
Italy	—	27,982	—	27,982
Mexico	25,873	—	—	25,873
China	—	23,251	—	23,251
Switzerland	—	19,559	—	19,559
Spain	—	14,626	—	14,626
New Zealand	—	9,721	—	9,721
Short Term Investments	14,078	—	—	14,078
	587,337	352,933	—	940,270
JNL/Franklin Templeton Global Multisector Bond Fund
Assets - Securities
Government And Agency Obligations	—	434,441	—	434,441
Corporate Bonds And Notes	—	77	—	77
Common Stocks	—	—	—	—
Short Term Investments	54,909	104,537	—	159,446
	54,909	539,055	—	593,964
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	9,696	—	9,696
	—	9,696	—	9,696
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(6,899)	—	(6,899)
	—	(6,899)	—	(6,899)
JNL/Franklin Templeton Growth Allocation Fund
Assets - Securities
Common Stocks	567,993	222,011	—	790,004
Government And Agency Obligations	—	110,848	—	110,848
Corporate Bonds And Notes	—	102,007	—	102,007
Investment Companies	22,573	—	—	22,573
Equity Linked Structured Notes	—	14,255	—	14,255
Preferred Stocks	10,677	—	—	10,677
Non-U.S. Government Agency Asset-Backed Securities	—	2,510	—	2,510
Warrants	—	5	—	5
Short Term Investments	45,499	—	—	45,499
	646,742	451,636	—	1,098,378
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	10	—	—	10
	10	—	—	10
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(190)	—	—	(190)
	(190)	—	—	(190)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Income Fund
Assets - Securities
Common Stocks	613,810	42,588	—	656,398
Corporate Bonds And Notes	—	489,548	—	489,548
Government And Agency Obligations	—	152,982	—	152,982
Equity Linked Structured Notes	—	125,614	—	125,614
Preferred Stocks	60,642	—	—	60,642
Other Equity Interests	—	—	1	1
Short Term Investments	77,202	—	—	77,202
	751,654	810,732	1	1,562,387
JNL/Franklin Templeton International Small Cap Fund
Assets - Securities
Common Stocks	68,705	378,813	—	447,518
Preferred Stocks	1,022	—	—	1,022
Warrants	106	—	—	106
Short Term Investments	28,503	—	—	28,503
	98,336	378,813	—	477,149
JNL/Goldman Sachs Competitive Advantage Fund
Assets - Securities
Common Stocks	2,160,284	—	—	2,160,284
Short Term Investments	67,328	1,850	—	69,178
	2,227,612	1,850	—	2,229,462
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(126)	—	—	(126)
	(126)	—	—	(126)
JNL/Goldman Sachs Dividend Income & Growth Fund
Assets - Securities
Common Stocks	3,994,996	—	—	3,994,996
Short Term Investments	123,013	1,521	—	124,534
	4,118,009	1,521	—	4,119,530
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(32)	—	—	(32)
	(32)	—	—	(32)
JNL/Goldman Sachs International 5 Fund
Assets - Securities
Common Stocks	3,386	49,742	—	53,128
Preferred Stocks	443	—	—	443
Investment Companies	45	—	—	45
Short Term Investments	2,826	55	—	2,881
	6,700	49,797	—	56,497
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(11)	—	—	(11)
Open Forward Foreign Currency Contracts	—	—	—	—
	(11)	—	—	(11)
JNL/Goldman Sachs Intrinsic Value Fund
Assets - Securities
Common Stocks	1,770,345	—	—	1,770,345
Short Term Investments	39,123	2,191	—	41,314
	1,809,468	2,191	—	1,811,659
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(173)	—	—	(173)
	(173)	—	—	(173)
JNL/Goldman Sachs Total Yield Fund
Assets - Securities
Common Stocks	1,557,621	—	—	1,557,621
Short Term Investments	48,941	954	—	49,895
	1,606,562	954	—	1,607,516
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(62)	—	—	(62)
	(62)	—	—	(62)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks
China	118,643	99,965	—	218,608
India	19,722	83,421	—	103,143
United States of America	51,628	—	—	51,628
Russian Federation	29,964	17,507	—	47,471
Taiwan	—	46,445	—	46,445
South Korea	—	37,931	—	37,931
Argentina	31,418	—	—	31,418
Singapore	20,090	—	—	20,090
Netherlands	—	19,576	—	19,576
Brazil	10,029	—	—	10,029
Hong Kong	—	6,742	—	6,742
Indonesia	—	6,131	—	6,131
Participatory Notes	—	74,222	—	74,222
Short Term Investments	5,220	—	—	5,220
	286,714	391,940	—	678,654
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(60)	—	(60)
	—	(60)	—	(60)
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
United States of America	271,465	—	—	271,465
Switzerland	—	111,861	—	111,861
Germany	—	88,067	—	88,067
United Kingdom	17,731	26,654	—	44,385
France	—	32,094	—	32,094
Netherlands	—	25,670	—	25,670
South Africa	—	21,906	—	21,906
South Korea	—	16,061	—	16,061
Japan	—	12,976	—	12,976
China	10,440	—	—	10,440
Mexico	6,511	—	—	6,511
Preferred Stocks	5,475	—	—	5,475
Short Term Investments	15,025	—	—	15,025
	326,647	335,289	—	661,936
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(309)	—	(309)
	—	(309)	—	(309)
JNL/Heitman U.S. Focused Real Estate Fund
Assets - Securities
Common Stocks	165,848	—	—	165,848
Short Term Investments	2,389	—	—	2,389
	168,237	—	—	168,237
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	792,242	157,945	—	950,187
Short Term Investments	67,524	—	—	67,524
	859,766	157,945	—	1,017,711
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	352	—	352
	—	352	—	352
JNL/Invesco Global Growth Fund
Assets - Securities
Common Stocks
United States of America	1,357,132	—	—	1,357,132
Japan	—	372,474	—	372,474
France	—	181,164	—	181,164
China	105,166	—	—	105,166
Germany	—	82,163	—	82,163
Sweden	—	74,864	—	74,864
Netherlands	8,358	60,343	—	68,701
India	25,736	35,589	—	61,325
Spain	—	29,520	—	29,520
United Kingdom	25,632	—	—	25,632
Brazil	19,926	—	—	19,926
Switzerland	—	9,075	—	9,075
Italy	—	5,203	—	5,203
Denmark	1,762	—	—	1,762
Preferred Stocks	70	—	—	70
Short Term Investments	17,063	—	—	17,063
	1,560,845	850,395	—	2,411,240

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	414,402	—	—	414,402
Japan	—	92,397	—	92,397
Hong Kong	—	82,753	—	82,753
Germany	—	50,326	—	50,326
United Kingdom	—	32,934	—	32,934
Singapore	—	26,124	—	26,124
Australia	—	22,641	—	22,641
Canada	22,602	—	—	22,602
France	—	15,008	—	15,008
China	—	14,974	—	14,974
Sweden	—	13,564	—	13,564
Philippines	—	10,463	—	10,463
Belgium	—	10,369	—	10,369
Luxembourg	—	7,922	—	7,922
Spain	—	7,418	—	7,418
Thailand	—	6,077	—	6,077
Brazil	4,087	—	—	4,087
Mexico	3,263	—	—	3,263
South Africa	—	2,114	—	2,114
Netherlands	—	1,927	—	1,927
Indonesia	—	1,895	—	1,895
India	—	1,821	—	1,821
Malta	—	—	4	4
Short Term Investments	18,352	—	—	18,352
	462,706	400,727	4	863,437
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(3)	—	(3)
	—	(3)	—	(3)
JNL/Invesco International Growth Fund
Assets - Securities
Common Stocks	309,911	664,926	—	974,837
Short Term Investments	41,398	—	—	41,398
	351,309	664,926	—	1,016,235
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,876,462	11,830	—	1,888,292
Short Term Investments	28,414	—	—	28,414
	1,904,876	11,830	—	1,916,706

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks
United States of America	284,570	117	3	284,690
China	20,411	33,006	—	53,417
United Kingdom	2,156	45,425	—	47,581
Japan	—	46,172	—	46,172
Switzerland	5,689	24,951	—	30,640
France	—	27,896	—	27,896
Germany	—	24,552	—	24,552
Netherlands	3,337	15,305	—	18,642
Hong Kong	—	17,498	—	17,498
South Korea	—	17,206	—	17,206
Taiwan	5,686	10,811	—	16,497
Australia	—	12,029	—	12,029
India	3,384	8,284	—	11,668
Sweden	—	11,024	—	11,024
Denmark	—	9,597	—	9,597
Canada	8,521	—	—	8,521
Spain	—	8,208	—	8,208
Russian Federation	—	5,295	—	5,295
South Africa	—	4,387	—	4,387
Singapore	2,226	1,524	—	3,750
Finland	—	3,676	—	3,676
Mexico	3,154	—	—	3,154
Italy	9	2,938	—	2,947
Indonesia	—	2,920	—	2,920
Ireland	1,607	1,009	—	2,616
Belgium	—	2,587	—	2,587
Brazil	2,566	—	—	2,566
Peru	2,017	—	—	2,017
Poland	—	1,557	42	1,599
Austria	—	1,465	—	1,465
Thailand	—	941	—	941
Norway	—	883	—	883
Macau	—	611	—	611
Israel	—	501	—	501
Hungary	—	476	—	476
New Zealand	—	460	—	460
Portugal	—	260	—	260
Luxembourg	—	143	—	143
Cambodia	—	26	—	26
Corporate Bonds And Notes	—	413,592	—	413,592
Government And Agency Obligations	—	135,508	—	135,508
Non-U.S. Government Agency Asset-Backed Securities	—	6,273	—	6,273
Preferred Stocks	2,443	—	—	2,443
Senior Floating Rate Instruments	—	—	7	7
Short Term Investments	66,768	41,804	—	108,572
	414,544	940,917	52	1,355,513
Liabilities - Securities
Common Stocks	(10,857)	—	—	(10,857)
Investment Companies	(841)	—	—	(841)
	(11,698)	—	—	(11,698)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,392	—	—	2,392
Exchange Traded Purchased Options	4,566	—	—	4,566
Open Forward Foreign Currency Contracts	—	2,019	—	2,019
	6,958	2,019	—	8,977
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,683)	—	—	(1,683)
Open Forward Foreign Currency Contracts	—	(212)	—	(212)
	(1,683)	(212)	—	(1,895)
JNL/JPMorgan Growth & Income Fund
Assets - Securities
Common Stocks	909,471	—	1,251	910,722
Other Equity Interests	—	13	—	13
Short Term Investments	3,351	—	—	3,351
	912,822	13	1,251	914,086
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	471,035	—	—	471,035
Short Term Investments	9,377	—	—	9,377
	480,412	—	—	480,412

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Hedged Equity Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	130	—	—	130
Exchange Traded Purchased Options	17,433	—	—	17,433
	17,563	—	—	17,563
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(16,720)	—	—	(16,720)
	(16,720)	—	—	(16,720)
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	2,982,371	—	—	2,982,371
Short Term Investments	88,122	—	—	88,122
	3,070,493	—	—	3,070,493
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	1,869,611	6,817	1,876,428
Corporate Bonds And Notes	—	177,894	—	177,894
Non-U.S. Government Agency Asset-Backed Securities	—	165,812	—	165,812
Short Term Investments	145,999	—	—	145,999
	145,999	2,213,317	6,817	2,366,133
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	46,413	237,804	—	284,217
Preferred Stocks	8,455	—	—	8,455
Short Term Investments	7,332	—	—	7,332
	62,200	237,804	—	300,004
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	577,471	165,374	—	742,845
Short Term Investments	4,879	—	—	4,879
	582,350	165,374	—	747,724
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL/Lord Abbett Short Duration Income Fund
Assets - Securities
Corporate Bonds And Notes	—	117,349	—	117,349
Non-U.S. Government Agency Asset-Backed Securities	—	61,910	—	61,910
Government And Agency Obligations	—	19,209	—	19,209
Senior Floating Rate Instruments	—	3,571	1,469	5,040
Short Term Investments	1,870	7,277	—	9,147
	1,870	209,316	1,469	212,655
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	17	—	—	17
	17	—	—	17
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(13)	—	—	(13)
	(13)	—	—	(13)
JNL/Mellon Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	957,771	—	957,771
Corporate Bonds And Notes	—	381,898	—	381,898
Non-U.S. Government Agency Asset-Backed Securities	—	21,563	—	21,563
Short Term Investments	116,829	—	—	116,829
	116,829	1,361,232	—	1,478,061
Liabilities - Securities
Government And Agency Obligations	—	(1,024)	—	(1,024)
	—	(1,024)	—	(1,024)
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	207,022	—	—	207,022
Short Term Investments	1,439	89	—	1,528
	208,461	89	—	208,550
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(4)	—	—	(4)
	(4)	—	—	(4)
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,533,870	—	—	1,533,870
Rights	—	—	3	3
Short Term Investments	21,436	556	—	21,992
	1,555,306	556	3	1,555,865

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Discretionary Sector Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2)	—	—	(2)
	(2)	—	—	(2)
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	202,258	—	—	202,258
Short Term Investments	1,567	103	—	1,670
	203,825	103	—	203,928
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	—	—	—	—
	—	—	—	—
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	1,082,681	—	—	1,082,681
Short Term Investments	7,088	636	—	7,724
	1,089,769	636	—	1,090,405
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(43)	—	—	(43)
	(43)	—	—	(43)
JNL/Mellon Emerging Markets Index Fund
Assets - Securities
Common Stocks	194,280	766,696	584	961,560
Preferred Stocks	19,576	564	—	20,140
Warrants	4	7	—	11
Rights	—	—	—	—
Short Term Investments	22,794	1,847	—	24,641
	236,654	769,114	584	1,006,352
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(77)	—	—	(77)
	(77)	—	—	(77)
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	647,848	—	—	647,848
Short Term Investments	7,064	545	—	7,609
	654,912	545	—	655,457
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(221)	—	—	(221)
	(221)	—	—	(221)
JNL/Mellon Equity Income Fund
Assets - Securities
Common Stocks	178,433	—	—	178,433
Short Term Investments	326	—	—	326
	178,759	—	—	178,759
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	935,274	—	—	935,274
Rights	—	—	—	—
Short Term Investments	7,786	897	—	8,683
	943,060	897	—	943,957
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	56	—	—	56
	56	—	—	56
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	3,464,124	—	—	3,464,124
Rights	—	—	56	56
Short Term Investments	46,843	1,277	—	48,120
	3,510,967	1,277	56	3,512,300
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	88	—	—	88
	88	—	—	88
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	68,997	—	—	68,997
Short Term Investments	796	83	—	879
	69,793	83	—	69,876
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(11)	—	—	(11)
	(11)	—	—	(11)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	4,465,942	—	—	4,465,942
Short Term Investments	21,182	1,117	—	22,299
	4,487,124	1,117	—	4,488,241
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	233	—	—	233
	233	—	—	233
JNL/Mellon International Index Fund
Assets - Securities
Common Stocks	34,288	1,471,783	—	1,506,071
Preferred Stocks	10,997	—	—	10,997
Short Term Investments	67,421	833	—	68,254
	112,706	1,472,616	—	1,585,322
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	82	—	82
	—	82	—	82
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(139)	—	—	(139)
Open Forward Foreign Currency Contracts	—	(142)	—	(142)
	(139)	(142)	—	(281)
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	44,374	—	—	44,374
Investment Companies	40	—	—	40
Short Term Investments	667	60	—	727
	45,081	60	—	45,141
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(9)	—	—	(9)
	(9)	—	—	(9)
JNL/Mellon MSCI KLD 400 Social Index Fund
Assets - Securities
Common Stocks	109,483	—	—	109,483
Investment Companies	76	—	—	76
Short Term Investments	648	44	—	692
	110,207	44	—	110,251
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3)	—	—	(3)
	(3)	—	—	(3)
JNL/Mellon MSCI World Index Fund
Assets - Securities
Common Stocks	232,058	97,703	—	329,761
Preferred Stocks	735	—	—	735
Short Term Investments	3,249	235	—	3,484
	236,042	97,938	—	333,980
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3	—	—	3
Open Forward Foreign Currency Contracts	—	10	—	10
	3	10	—	13
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(15)	—	—	(15)
Open Forward Foreign Currency Contracts	—	(10)	—	(10)
	(15)	(10)	—	(25)
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	5,046,155	—	—	5,046,155
Short Term Investments	38,158	2,498	—	40,656
	5,084,313	2,498	—	5,086,811
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	587	—	—	587
	587	—	—	587
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	105,225	—	—	105,225
Short Term Investments	1,198	71	—	1,269
	106,423	71	—	106,494
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3)	—	—	(3)
	(3)	—	—	(3)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon S&P 400 MidCap Index Fund
Assets - Securities
Common Stocks	2,851,876	—	—	2,851,876
Short Term Investments	31,638	2,285	—	33,923
	2,883,514	2,285	—	2,885,799
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	—	—	—	—
	—	—	—	—
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	9,544,173	—	—	9,544,173
Short Term Investments	257,582	4,558	—	262,140
	9,801,755	4,558	—	9,806,313
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,059	—	—	1,059
	1,059	—	—	1,059
JNL/Mellon Small Cap Index Fund
Assets - Securities
Common Stocks	2,094,983	—	—	2,094,983
Investment Companies	10,573	—	—	10,573
Short Term Investments	69,917	886	—	70,803
	2,175,473	886	—	2,176,359
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(201)	—	—	(201)
	(201)	—	—	(201)
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	285,701	—	—	285,701
Short Term Investments	626	159	—	785
	286,327	159	—	286,486
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	7	—	—	7
	7	—	—	7
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	1,423,875	4,381	—	1,428,256
Short Term Investments	14,009	—	—	14,009
	1,437,884	4,381	—	1,442,265
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	803,779	—	—	803,779
Short Term Investments	11,096	499	—	11,595
	814,875	499	—	815,374
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	30	—	—	30
	30	—	—	30
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	1,026	—	1,026
Short Term Investments	2,792	5,999	—	8,791
	2,792	7,025	—	9,817
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	879	—	—	879
	879	—	—	879
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(35)	—	—	(35)
	(35)	—	—	(35)
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Corporate Bonds And Notes	—	434,052	—	434,052
Government And Agency Obligations	—	371,631	—	371,631
Senior Floating Rate Instruments[2]	—	61,561	1,251	62,812
Non-U.S. Government Agency Asset-Backed Securities	—	51,195	—	51,195
Short Term Investments	18,793	58,131	—	76,924
	18,793	976,570	1,251	996,614
Liabilities - Securities
Senior Floating Rate Instruments[2]	—	(3)	—	(3)
	—	(3)	—	(3)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	108	—	—	108
	108	—	—	108

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Strategic Income Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(373)	—	—	(373)
	(373)	—	—	(373)
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	900,160	—	900,160
Non-U.S. Government Agency Asset-Backed Securities	—	620,493	—	620,493
Corporate Bonds And Notes	—	619,902	—	619,902
Senior Floating Rate Instruments	—	76,383	66	76,449
Common Stocks	1,439	9	—	1,448
Warrants	—	1,318	—	1,318
Rights	—	—	929	929
Other Equity Interests	—	—	—	—
Short Term Investments	5,145	7,592	—	12,737
	6,584	2,225,857	995	2,233,436
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,067	—	—	1,067
Centrally Cleared Interest Rate Swap Agreements	—	3,398	—	3,398
Centrally Cleared Credit Default Swap Agreements	—	1,711	—	1,711
OTC Purchased Options	—	119	—	119
Open Forward Foreign Currency Contracts	—	3,571	—	3,571
OTC Interest Rate Swap Agreements	—	75	—	75
OTC Credit Default Swap Agreements	—	2,170	—	2,170
	1,067	11,044	—	12,111
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(13)	—	—	(13)
Centrally Cleared Interest Rate Swap Agreements	—	(28,210)	—	(28,210)
Centrally Cleared Credit Default Swap Agreements	—	(104)	—	(104)
OTC Written Options	—	(333)	—	(333)
Open Forward Foreign Currency Contracts	—	(2,277)	—	(2,277)
OTC Credit Default Swap Agreements	—	(110)	—	(110)
	(13)	(31,034)	—	(31,047)
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,333,036	—	1,333,036
Government And Agency Obligations	—	368,408	—	368,408
Non-U.S. Government Agency Asset-Backed Securities	—	54,277	—	54,277
Senior Floating Rate Instruments	—	25,338	—	25,338
Preferred Stocks	330	—	—	330
Warrants	—	—	—	—
Other Equity Interests	—	—	—	—
Short Term Investments	8,953	97,138	—	106,091
	9,283	1,878,197	—	1,887,480
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	36	—	—	36
Centrally Cleared Interest Rate Swap Agreements	—	71	—	71
Centrally Cleared Credit Default Swap Agreements	—	13	—	13
Open Forward Foreign Currency Contracts	—	590	—	590
OTC Credit Default Swap Agreements	—	488	—	488
	36	1,162	—	1,198
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(94)	—	—	(94)
Centrally Cleared Interest Rate Swap Agreements	—	(57)	—	(57)
Centrally Cleared Credit Default Swap Agreements	—	(5,208)	—	(5,208)
OTC Written Options	—	(500)	—	(500)
Open Forward Foreign Currency Contracts	—	(283)	—	(283)
OTC Credit Default Swap Agreements	—	(270)	—	(270)
	(94)	(6,318)	—	(6,412)
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	1,883,148	—	1,883,148
Non-U.S. Government Agency Asset-Backed Securities	—	152,137	—	152,137
Corporate Bonds And Notes	—	67,223	—	67,223
Preferred Stocks	671	—	—	671
Short Term Investments	—	18,896	—	18,896
	671	2,121,404	—	2,122,075
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,077	—	—	1,077
Centrally Cleared Interest Rate Swap Agreements	—	4,529	—	4,529
Centrally Cleared Credit Default Swap Agreements	—	53	—	53
Open Forward Foreign Currency Contracts	—	3,649	—	3,649
	1,077	8,231	—	9,308

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Real Return Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,266)	—	—	(1,266)
Centrally Cleared Interest Rate Swap Agreements	—	(3,375)	—	(3,375)
Centrally Cleared Credit Default Swap Agreements	—	(1,248)	—	(1,248)
Exchange Traded Futures Options	(2)	—	—	(2)
OTC Written Options	—	(274)	—	(274)
Open Forward Foreign Currency Contracts	—	(97)	—	(97)
	(1,268)	(4,994)	—	(6,262)
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments[2]	—	1,006,550	12,571	1,019,121
Non-U.S. Government Agency Asset-Backed Securities	—	13,460	—	13,460
Investment Companies	10,460	—	—	10,460
Corporate Bonds And Notes	—	10,148	—	10,148
Common Stocks	159	—	670	829
Warrants	—	309	1	310
Other Equity Interests	—	—	—	—
Short Term Investments	32,040	—	—	32,040
	42,659	1,030,467	13,242	1,086,368
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,649,028	9,730	1,658,758
Senior Floating Rate Instruments[2]	—	52,484	—	52,484
Investment Companies	22,378	—	—	22,378
Preferred Stocks	4,634	—	—	4,634
Non-U.S. Government Agency Asset-Backed Securities	—	4,614	—	4,614
Common Stocks	2,175	—	—	2,175
Warrants	—	908	—	908
Other Equity Interests	—	—	—	—
Short Term Investments	74,877	—	—	74,877
	104,064	1,707,034	9,730	1,820,828
JNL/PPM America Small Cap Value Fund
Assets - Securities
Common Stocks	332,880	—	—	332,880
Short Term Investments	307	—	—	307
	333,187	—	—	333,187
JNL/PPM America Total Return Fund
Assets - Securities
Corporate Bonds And Notes	—	941,178	6,389	947,567
Government And Agency Obligations	—	689,489	—	689,489
Non-U.S. Government Agency Asset-Backed Securities	—	142,197	—	142,197
Senior Floating Rate Instruments	—	22,408	—	22,408
Short Term Investments	114,962	—	—	114,962
	114,962	1,795,272	6,389	1,916,623
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	542	—	—	542
	542	—	—	542
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(567)	—	—	(567)
Centrally Cleared Credit Default Swap Agreements	—	(162)	—	(162)
	(567)	(162)	—	(729)
JNL/RAFI Fundamental Asia Developed Fund
Assets - Securities
Common Stocks	208	162,520	100	162,828
Investment Companies	4,596	—	—	4,596
Short Term Investments	6,666	214	—	6,880
	11,470	162,734	100	174,304
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	44	—	—	44
Open Forward Foreign Currency Contracts	—	13	—	13
	44	13	—	57
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(17)	—	—	(17)
Open Forward Foreign Currency Contracts	—	(13)	—	(13)
	(17)	(13)	—	(30)
JNL/RAFI Fundamental Europe Fund
Assets - Securities
Common Stocks	3,903	220,331	4	224,238
Preferred Stocks	3,739	—	—	3,739
Short Term Investments	2,788	154	—	2,942
	10,430	220,485	4	230,919

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Fundamental Europe Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	13	—	13
	—	13	—	13
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(12)	—	—	(12)
Open Forward Foreign Currency Contracts	—	(11)	—	(11)
	(12)	(11)	—	(23)
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	332,107	—	—	332,107
Warrants	—	—	—	—
Short Term Investments	5,491	193	—	5,684
	337,598	193	—	337,791
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(9)	—	—	(9)
	(9)	—	—	(9)
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,343,423	—	—	2,343,423
Preferred Stocks	377	—	—	377
Short Term Investments	15,571	655	—	16,226
	2,359,371	655	—	2,360,026
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(59)	—	—	(59)
	(59)	—	—	(59)
JNL/T. Rowe Price Balanced Fund
Assets - Securities
Common Stocks	213,113	80,579	—	293,692
Corporate Bonds And Notes	—	75,320	—	75,320
Government And Agency Obligations	—	56,703	—	56,703
Non-U.S. Government Agency Asset-Backed Securities	—	13,635	—	13,635
Senior Floating Rate Instruments	—	609	—	609
Preferred Stocks	407	—	—	407
Short Term Investments	22,373	25	—	22,398
	235,893	226,871	—	462,764
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	9	—	—	9
	9	—	—	9
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1)	—	—	(1)
	(1)	—	—	(1)
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	5,342,810	—	—	5,342,810
Senior Floating Rate Instruments	—	724,418	28,505	752,923
Corporate Bonds And Notes	—	655,256	—	655,256
Preferred Stocks	190,076	—	—	190,076
Non-U.S. Government Agency Asset-Backed Securities	—	13,420	—	13,420
Trust Preferreds	7,845	—	—	7,845
Investment Companies	1,252	—	—	1,252
Short Term Investments	1,003,705	—	—	1,003,705
	6,545,688	1,393,094	28,505	7,967,287
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Options	—	(60,667)	—	(60,667)
	—	(60,667)	—	(60,667)
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	11,160,393	128,796	6,435	11,295,624
Preferred Stocks	—	—	23,639	23,639
Short Term Investments	48,551	—	—	48,551
	11,208,944	128,796	30,074	11,367,814
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	5,781,012	—	—	5,781,012
Warrants	559	—	—	559
Preferred Stocks	—	—	—	—
Short Term Investments	172,289	—	—	172,289
	5,953,860	—	—	5,953,860

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	873,562	—	873,562
Non-U.S. Government Agency Asset-Backed Securities	—	485,045	—	485,045
Government And Agency Obligations	—	324,893	—	324,893
Short Term Investments	25,126	5,676	—	30,802
	25,126	1,689,176	—	1,714,302
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	69	—	—	69
	69	—	—	69
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(102)	—	—	(102)
	(102)	—	—	(102)
JNL/T. Rowe Price U.S. High Yield Fund
Assets - Securities
Corporate Bonds And Notes	—	527,705	—	527,705
Senior Floating Rate Instruments	—	17,566	—	17,566
Preferred Stocks	4,384	—	—	4,384
Warrants	—	—	4	4
Common Stocks	—	—	4	4
Short Term Investments	44,887	—	—	44,887
	49,271	545,271	8	594,550
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	3,979,817	9,492	—	3,989,309
Preferred Stocks	6,716	—	—	6,716
Short Term Investments	33,387	—	—	33,387
	4,019,920	9,492	—	4,029,412
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
Switzerland	—	235,398	—	235,398
Canada	209,466	—	—	209,466
United Kingdom	38,969	127,008	—	165,977
United States of America	161,553	—	—	161,553
France	—	143,222	—	143,222
Netherlands	63,614	43,131	—	106,745
Ireland	105,993	—	—	105,993
Argentina	91,335	—	—	91,335
Denmark	—	90,758	—	90,758
Taiwan	90,614	—	—	90,614
Australia	—	84,779	—	84,779
China	—	76,872	—	76,872
Hong Kong	—	70,824	—	70,824
Japan	—	64,298	—	64,298
Sweden	—	51,928	—	51,928
India	44,184	—	—	44,184
Italy	—	38,003	—	38,003
Spain	—	28,621	—	28,621
Short Term Investments	64,380	—	—	64,380
	870,108	1,054,842	—	1,924,950
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	62,305	2,107	—	64,412
Other Equity Interests	—	—	10,376	10,376
Senior Floating Rate Instruments	—	9,904	166	10,070
Corporate Bonds And Notes	—	8,778	—	8,778
Preferred Stocks	7,214	—	—	7,214
Investment Companies	7,066	—	—	7,066
Warrants	1,867	—	8	1,875
Rights	561	—	384	945
Short Term Investments	339	—	—	339
	79,352	20,789	10,934	111,075
Liabilities - Securities
Government And Agency Obligations	—	(254)	—	(254)
	—	(254)	—	(254)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	774	—	—	774
OTC Purchased Options	—	192	—	192
Open Forward Foreign Currency Contracts	—	410	—	410
OTC Total Return Swap Agreements	5,308	5,186	—	10,494
	6,082	5,788	—	11,870

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Westchester Capital Event Driven Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(1,728)	—	—	(1,728)
OTC Written Options	—	(1,230)	—	(1,230)
Open Forward Foreign Currency Contracts	—	(844)	—	(844)
OTC Total Return Swap Agreements	(6,676)	(3,803)	—	(10,479)
	(8,404)	(5,877)	—	(14,281)
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	5,350,025	230,701	—	5,580,726
Government And Agency Obligations	—	1,536,952	—	1,536,952
Corporate Bonds And Notes	—	979,750	—	979,750
Non-U.S. Government Agency Asset-Backed Securities	—	263,870	—	263,870
Short Term Investments	627,939	—	—	627,939
	5,977,964	3,011,273	—	8,989,237
Liabilities - Securities
Government And Agency Obligations	—	(1,190)	—	(1,190)
	—	(1,190)	—	(1,190)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	6	—	—	6
	6	—	—	6
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	2,215,880	—	2,215,880
Repurchase Agreements	—	1,100	—	1,100
	—	2,216,980	—	2,216,980
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,316,932	—	—	1,316,932
Short Term Investments	22,375	—	—	22,375
	1,339,307	—	—	1,339,307

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation/(depreciation) on the instrument. Purchased and written options are reflected at value.

2 Unfunded commitments are not reflected in the Schedules of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments in the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. The following table is a rollforward of individually significant securities by issuer Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2020:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL Multi-Manager Alternative Fund
Other Equity Interests	8,643	—	—	959	3,401	—	13,003[3]	959
JNL/Franklin Templeton Income Fund
Common Stocks	—	35,613[4]	—	—	—	(35,613)[4]	—	—
Common Stocks	—	22,487[5]	—	—	—	(22,487)[5]	—	—
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	—	6,701[6]	(6,701)[6]	—	—	—	—	—
JNL/Mellon Dow Index Fund
Common Stocks	—	11,439[7]	(11,439)[7]	—	—	—	—	—
JNL/Mellon Materials Sector Fund
Common Stocks	—	181[8]	(181)[8]	—	—	—	—	—
JNL/Westchester Capital Event Driven Fund
Other Equity Interests	13,348	—	—	23,010	5,932	(31,914)	10,376[9]	23,010
Senior Loan Interests	4,990[10]	—	(4,990)[10]	—	—	—	—	—
Common Stocks	—	5,532[11]	(5,532)[11]	—	—	—	—	—

1 Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at September 30, 2020.

2 There were no significant transfers between Level 3 and Level 2 valuations during the period ended September 30, 2020 except for those noted.

3 The fair value measurement of certain other equity interests held in JNL Multi-Manager Alternative Fund were determined based on multiple broker quotes. The other equity interest’s spread over the LIBOR rate is considered an unobservable input. Changes to the model inputs may result in changes to the other equity interest’s fair value measurements at September 30, 2020.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Multiple Broker Quote	Daily Trading Activity	22.60 – 22.675 (22.6375)

4 The fair value measurement of the common stocks held in JNL/Franklin Templeton Income Fund was determined based on terms of conversion and were considered a Level 3 valuation. The common stocks were sold during the period.

5 The fair value measurement of the common stocks held in JNL/Franklin Templeton Income Fund was determined based on terms of conversion and were considered a Level 3 valuation. The common stocks were sold during the period.

6 During the period, the valuation of certain common stocks held in JNL/Franklin Templeton International Small Cap Growth Fund were transferred from a Level 3 valuation to a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

7 During the period, the valuation of certain common stocks held in JNL/Mellon Dow Index Fund were transferred from a Level 3 valuation to a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

8 During the period, the valuation of certain common stocks held in JNL/Mellon Materials Sector Fund were transferred from a Level 3 valuation to a Level 1 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

9 The fair value measurement of certain other equity interests held in JNL/Westchester Capital Event Driven Fund were determined based on multiple broker quotes. The other equity interest’s spread over the LIBOR rate is considered an unobservable input. Changes to the model inputs may result in changes to the other equity interest’s fair value measurements at September 30, 2020.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Multiple Broker Quote	Daily Trading Activity	22.60 – 22.675 (22.6375)

† Unobservable inputs were weighted by the relative fair value of the instruments.

10 During the period, the valuation of certain senior loan interests held in JNL/Westchester Capital Event Driven Fund were transferred from a Level 3 valuation to a Level 2 valuation. Previously they were valued using Markit liquidity metrics and considered a Level 3 valuation.

11 During the period, the valuation of certain common stocks held in JNL/Westchester Capital Event Driven Fund were transferred from a Level 3 valuation to a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

Sub-Adviser Affiliates. PPM America, Inc., an affiliate of JNAM, serves as Sub-Adviser for JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Small Cap Value Fund and JNL/PPM America Total Return Fund.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 97.9%
Information Technology 36.5%
Advanced Micro Devices, Inc. (a)	402	32,985
Amphenol Corporation - Class A	325	35,199
Booz Allen Hamilton Holding Corporation - Class A	507	42,104
Cadence Design Systems Inc. (a)	383	40,829
Coupa Software Incorporated (a)	80	21,829
Cree, Inc. (a)	136	8,662
CrowdStrike Holdings, Inc. - Class A (a)	302	41,416
DocuSign, Inc. (a)	160	34,481
Enphase Energy, Inc. (a)	397	32,772
Entegris, Inc.	465	34,561
Equifax Inc.	233	36,542
FleetCor Technologies Inc. (a)	107	25,405
Global Payments Inc.	171	30,318
HubSpot Inc. (a)	109	31,795
IHS Markit Ltd.	506	39,742
Keysight Technologies, Inc. (a)	319	31,481
Lam Research Corp.	77	25,644
Microchip Technology Incorporated	289	29,667
MongoDB, Inc. - Class A (a)	109	25,142
Okta, Inc. - Class A (a)	172	36,718
RingCentral, Inc. - Class A (a)	139	38,061
ServiceNow, Inc. (a)	36	17,411
Snowflake Inc. - Class A (a) (b)	36	9,111
SolarEdge Technologies Ltd. (a)	176	41,902
Splunk Inc. (a)	289	54,370
Spotify Technology S.A. (a)	182	44,172
Square, Inc. - Class A (a)	127	20,676
Synopsys Inc. (a)	246	52,605
Teradyne Inc.	272	21,629
The Trade Desk, Inc. - Class A (a)	105	54,524
Twilio Inc. - Class A (a)	97	23,869
Xilinx, Inc.	334	34,806
Zebra Technologies Corp. - Class A (a)	123	31,103
Zscaler, Inc. (a)	206	28,926
		1,110,457
Health Care 19.3%
Acadia Healthcare Company, Inc. (a)	313	9,217
Agios Pharmaceuticals, Inc. (a)	263	9,205
Alnylam Pharmaceuticals, Inc. (a)	189	27,460
Amedisys, Inc. (a)	103	24,258
BioMarin Pharmaceutical Inc. (a)	113	8,627
Catalent Inc. (a)	295	25,313
Centene Corporation (a)	345	20,147
Cooper Cos. Inc.	72	24,306
DexCom Inc. (a)	53	21,724
Exact Sciences Corporation (a)	354	36,111
Exelixis, Inc. (a)	861	21,049
Horizon Therapeutics Public Limited Company (a)	555	43,089
Insulet Corporation (a)	145	34,353
Intercept Pharmaceuticals, Inc. (a)	85	3,520
Jazz Pharmaceuticals Public Limited Company (a)	169	24,055
McKesson Corporation	243	36,190
Mettler-Toledo International Inc. (a)	38	36,216
Neurocrine Biosciences, Inc. (a)	169	16,289
ResMed Inc.	243	41,743
Royalty Pharma PLC - Class A	389	16,365
Seattle Genetics Inc. (a)	133	26,027
Teladoc Health, Inc. (a) (b)	180	39,507
Veeva Systems Inc. - Class A (a)	156	43,837
		588,608
Consumer Discretionary 16.2%
Brunswick Corp.	241	14,221
Burlington Stores Inc. (a)	143	29,430
Carmax Inc. (a)	278	25,542
Chewy, Inc. - Class A (a) (b)	287	15,747
Chipotle Mexican Grill Inc. (a)	35	43,281
FTI Consulting Inc. (a)	214	22,688
Garmin Ltd.	256	24,313
Helen of Troy Ltd (a)	133	25,777
Las Vegas Sands Corp.	454	21,202
Lululemon Athletica Inc. (a)	113	37,351
National Vision Holdings, Inc. (a)	483	18,470
NVR, Inc. (a)	6	22,865
O'Reilly Automotive, Inc. (a)	153	70,499
Stanley Black & Decker, Inc.	194	31,499
Thor Industries Inc.	165	15,727
Tractor Supply Co.	348	49,868
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	114	25,646
		494,126
Industrials 13.0%
AMETEK, Inc.	246	24,423
Carlisle Cos. Inc.	155	19,016
Copart Inc. (a)	375	39,435
CoStar Group, Inc. (a)	43	36,146
Fortune Brands Home & Security, Inc.	380	32,886
Generac Holdings Inc. (a)	255	49,417
HEICO Corp. - Class A	230	20,408
Ingersoll Rand Inc. (a)	500	17,812
ITT Industries Holdings, Inc.	327	19,333
Nordson Corp.	118	22,680
Old Dominion Freight Line Inc.	182	32,891
Trane Technologies Public Limited Company	257	31,113
Trex Company, Inc. (a)	362	25,948
Waste Connections, Inc.	235	24,445
		395,953
Financials 6.7%
East West Bancorp, Inc.	212	6,928
Evercore Inc. - Class A	201	13,190
First Republic Bank	192	20,907
MarketAxess Holdings Inc.	61	29,329
MSCI Inc.	94	33,395
Progressive Corp.	264	25,012
Rocket Companies, Inc. - Class A (a) (b)	546	10,886
S&P Global Inc.	53	19,220
SelectQuote, Inc. (a)	550	11,137
The Blackstone Group Inc.	266	13,875
The Charles Schwab Corporation	578	20,959
		204,838
Communication Services 5.0%
Booking Holdings Inc. (a)	12	21,041
GoodRx Holdings, Inc. - Class A (a)	90	5,032
Lyft, Inc. (a)	350	9,637
Match Group Holdings II, LLC (a)	401	44,341
New York Times Co. - Class A	396	16,941
Pinterest, Inc. - Class A (a)	413	17,131
Take-Two Interactive Software Inc. (a)	222	36,646
		150,769
Materials 1.2%
Ball Corporation	453	37,620
Total Common Stocks (cost $2,236,575)		2,982,371
SHORT TERM INVESTMENTS 2.9%
Investment Companies 1.8%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	53,695	53,695
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	34,427	34,427
Total Short Term Investments (cost $88,122)		88,122
Total Investments 100.8% (cost $2,324,697)		3,070,493
Other Assets and Liabilities, Net (0.8)%		(24,866)
Total Net Assets 100.0%		3,045,627

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 81.1%
Mortgage-Backed Securities 23.2%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	49	56
7.00%, 04/01/29 - 06/01/32	40	45
5.00%, 08/01/33 - 12/01/34	567	650
3.88%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 12/01/35 (a)	272	285
5.50%, 07/01/38	1,395	1,640
4.50%, 10/01/40	607	681
3.00%, 01/01/47 - 06/01/50	25,236	26,797
3.50%, 09/01/46 - 01/01/50	15,580	16,703
2.50%, 05/01/50 - 07/01/50	98,426	103,463
2.00%, 09/01/50 (b)	18,561	19,242
Federal National Mortgage Association, Inc.
4.00%, 02/01/25 - 03/01/48	25,604	28,198
3.18%, 09/01/25	4,981	5,245
3.03%, 12/01/25	20,350	22,519
2.94%, 01/01/26	22,701	24,952
3.10%, 01/01/26	7,500	8,381
6.50%, 03/01/26 - 03/01/36	112	136
3.26%, 12/01/26	1,871	2,117
3.11%, 03/01/27	2,874	3,237
3.33%, 03/01/27	2,420	2,715
3.00%, 06/01/27 - 02/01/50	13,287	14,419
3.13%, 11/01/29	2,151	2,440
7.00%, 05/01/26 - 01/01/30	10	11
8.00%, 11/01/29 - 03/01/31	25	30
7.50%, 02/01/31	3	4
3.96%, 06/01/33	10,901	13,769
2.52%, 09/01/34	7,040	7,793
2.41%, 10/01/34	10,650	11,684
5.50%, 02/01/35 - 10/01/36	1,824	2,117
6.00%, 02/01/31 - 12/01/36	3,040	3,622
2.04%, 06/01/37	5,485	5,892
5.00%, 09/01/35 - 11/01/40	9,129	10,480
3.50%, 06/01/42 - 10/01/49	37,526	40,846
2.50%, 03/01/50 - 05/01/50	80,708	85,054
REMIC, 2.90%, 06/25/27	8,242	9,067
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	573	671
2.50%, 09/15/49 - 01/20/50	21,747	23,669
4.00%, 01/20/50	12,148	12,855
3.00%, 04/15/50	24,667	25,887
		537,372
Collateralized Mortgage Obligations 20.1%
Federal Home Loan Mortgage Corporation
Series 30-264, 3.00%, 07/15/42	12,984	13,866
Series PV-3860, REMIC, 5.00%, 05/15/22	2,051	2,124
Series VC-4050, REMIC, 4.00%, 07/15/23	3,261	3,358
Series ZA-2639, REMIC, 5.00%, 07/15/23	1,109	1,162
Series D-3542, REMIC, 4.50%, 06/15/24	3,386	3,574
Series BY-3104, REMIC, 5.50%, 01/15/26	1,406	1,522
Series VN-4445, REMIC, 4.00%, 05/15/26	1,150	1,237
Series KW-3874, REMIC, 4.50%, 06/15/26	3,000	3,215
Series B-3917, REMIC, 4.50%, 08/15/26	1,500	1,659
Series GT-3270, REMIC, 5.50%, 01/15/27	2,308	2,502
Series VE-4050, REMIC, 4.00%, 01/15/29	4,532	4,777
Series VB-4095, REMIC, 3.50%, 03/15/29	4,249	4,518
Series DG-3737, REMIC, 5.00%, 10/15/30	931	988
Series PA-3981, REMIC, 3.00%, 04/15/31	3,884	4,055
Series AM-2525, REMIC, 4.50%, 04/15/32	125	138
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,839
Series MJ-2638, REMIC, 5.00%, 07/15/33	763	855
Series QD-2882, REMIC, 4.50%, 07/15/34	206	216
Series MU-2915, REMIC, 5.00%, 01/15/35	1,077	1,206
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,183	2,697
Series CB-3688, REMIC, 4.00%, 06/15/36	1,071	1,192
Series PB-3283, REMIC, 5.50%, 07/15/36	887	1,037
Series B-3413, REMIC, 5.50%, 04/15/37	205	232
Series PE-3341, REMIC, 6.00%, 07/15/37	623	742
Series PL-3832, REMIC, 5.00%, 08/15/39	58	58
Series HZ-4365, REMIC, 3.00%, 01/15/40	6,015	6,281
Series QH-3699, REMIC, 5.50%, 07/15/40	1,547	1,731
Series PB-4047, REMIC, 3.50%, 01/15/41	12,000	12,756
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,779
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	5,650
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	4,235
Series KR-4945, REMIC, 2.50%, 09/25/49	9,307	9,768
Series MD-4937, REMIC, 2.50%, 10/25/49	9,316	9,733
Series PA-4933, REMIC, 2.50%, 10/25/49	13,894	14,434
Series 2020-M55G-1, REMIC, 3.00%, 08/25/59	11,732	12,385
Federal National Mortgage Association, Inc.
Series 2007-AH-115, REMIC, 5.00%, 12/25/22	16	16
Series 2008-KB-59, REMIC, 4.50%, 07/25/23	—	—
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	532	556
Series 2012-VA-47, REMIC, 4.00%, 03/25/25	5,764	5,953
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	10,000	10,897
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	3,086
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	107	111
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	8,000	8,801
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	3,999	4,369
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,345
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	4,264
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	4,817
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	11,027
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	11,739
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	5,623
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	217	247
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	14,922	15,992
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	1,769	2,044
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36 (c)	594	567
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	6,507
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	283	298
Series 2012-QE-47, REMIC, 4.00%, 05/25/38	285	285
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	2,091	2,350
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	123	133
Series 2010-SL-4, REMIC, 11.25%, (11.59% - (1M USD LIBOR * 2.25)), 02/25/40 (a)	25	43
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	1,979	2,104
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,742
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	2,165	2,667
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	1,764	1,818
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	694	820
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	4,217
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	8,577	9,243
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	1,539	1,729
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	4,576	4,933
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	15,260
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	336	396
Series 2020-BG-33, REMIC, 2.00%, 05/25/30	20,707	21,256
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	5,684
Series 2019-CA-71, REMIC, 2.50%, 07/25/46	9,639	10,026
Series 2017-CA-52, REMIC, 3.00%, 07/25/47	6,511	7,017
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	4,679	4,873
Series 2019-KA-42, REMIC, 3.00%, 07/25/49	20,817	22,090
Series 2019-JA-81, REMIC, 2.50%, 09/25/49	6,774	7,155
Series 2020-JC-12, REMIC, 2.00%, 03/25/50	38,738	39,891
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	683	713
Series 2003-Z-27, REMIC, 5.50%, 03/20/33	658	762
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	610	696
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	862	1,010
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	1,186	1,386
Interest Only, Series 2008-SA-40, REMIC, 6.25%, (6.40% - (1M USD LIBOR * 1)), 05/16/38 (a)	1,280	281
Series 2010-CL-166, REMIC, 4.00%, 11/20/38	2,007	2,009
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	1,424	1,466
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	2,417	2,753
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	16,131	19,137
Interest Only, Series 2011-SH-97, REMIC, 5.97%, (6.13% - (1M USD LIBOR * 1)), 07/20/41 (a)	2,322	495
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	14,402

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Series 2013-FA-H16, REMIC, 0.69%, (1M USD LIBOR + 0.54%), 07/20/63 (a)	9,722	9,748
Series 2016-AC-19, REMIC, 3.00%, 02/20/46	1,284	1,455
Principal Only, Series 2018-BO-46, REMIC, 0.00%, 03/20/48	4,714	4,401
		466,226
U.S. Treasury Note 18.5%
Treasury, United States Department of
2.63%, 05/15/21 - 02/15/29	85,000	92,153
2.00%, 11/30/22	40,000	41,606
1.13%, 02/28/25 - 02/28/27	115,000	119,870
2.25%, 08/15/27	40,000	44,863
1.50%, 02/15/30	40,000	43,144
0.63%, 03/31/27 - 08/15/30	85,000	85,810
		427,446
U.S. Treasury Bond 8.0%
Treasury, United States Department of
0.00%, 08/15/21 (c)	25,000	24,975
5.38%, 02/15/31	23,000	33,860
1.13%, 05/15/40	10,000	9,845
3.75%, 11/15/43	7,000	10,397
3.00%, 05/15/45 - 02/15/48	37,500	50,402
2.25%, 08/15/49	5,000	5,946
2.00%, 02/15/50 (d)	40,000	45,238
1.25%, 05/15/50	5,000	4,738
		185,401
Commercial Mortgage-Backed Securities 5.4%
Federal Home Loan Mortgage Corporation
Series A2-K049, REMIC, 3.01%, 07/25/25	8,067	8,890
Series A2-K052, REMIC, 3.15%, 11/25/25	8,050	8,964
Series K067-A2, REMIC, 3.19%, 07/25/27	6,557	7,480
Series A2-K068, REMIC, 3.24%, 08/25/27	5,000	5,754
Series A2-K069, REMIC, 3.19%, 09/25/27 (a)	4,000	4,596
Series A1-K087, REMIC, 3.59%, 10/25/27	3,692	4,145
Series APT2-Q013, REMIC, 1.29%, 05/25/50 (a) (e)	6,750	6,817
Federal National Mortgage Association, Inc.
Series 2015-A2-M13, REMIC, 2.80%, 06/25/25 (a)	5,151	5,504
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (a)	13,761	14,943
Series 2017-A2-M13, REMIC, 3.04%, 09/25/27 (a)	2,753	3,102
Series 2019-A2-M1, REMIC, 3.67%, 09/25/28 (a)	4,000	4,712
Series 2019-A2-M7, REMIC, 3.14%, 05/25/29	3,125	3,568
Series 2020-A2-M8, REMIC, 1.82%, 02/25/30	9,000	9,343
Series 2019-A2-M31, REMIC, 2.85%, 04/25/34	9,000	9,922
Series 2020-AL-M8, REMIC, 2.01%, 03/25/35	9,996	10,352
Series 2019-AL2-M14, REMIC, 3.07%, 04/25/48	14,861	16,855
		124,947
U.S. Government Agency Obligations 3.1%
Federal Farm Credit Banks Funding Corporation
3.33%, 04/28/37 (f)	7,500	9,353
Federal Home Loan Banks Office of Finance
5.25%, 12/11/20 (f)	4,500	4,545
5.75%, 06/12/26 (f)	5,000	6,464
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (c) (f)	4,000	3,736
Resolution Funding Corporation
Principal Only, 0.00%, 10/15/20 - 01/15/30 (c) (f)	25,660	23,584
Tennessee Valley Authority
0.75%, 05/15/25 (f)	4,500	4,569
Interest Only, 0.00%, 01/15/21 - 07/15/37 (c) (f)	20,487	18,867
		71,118
U.S. Treasury Inflation Indexed Securities 2.3%
Treasury, United States Department of
1.38%, 02/15/44 (g)	36,965	52,456
Sovereign 0.5%
Israel, Government of
Interest Only, 0.00%, 11/01/21 (c)	10,000	9,936
Saskatchewan, Government Of
9.38%, 12/15/20	1,500	1,526
		11,462
Total Government And Agency Obligations (cost $1,773,765)		1,876,428
CORPORATE BONDS AND NOTES 7.7%
Financials 2.5%
Banco Santander, S.A.
2.75%, 05/28/25 (h)	2,600	2,728
Bank of America Corporation
3.55%, 03/05/24	5,000	5,323
Berkshire Hathaway Inc.
3.40%, 01/31/22	1,619	1,684
Citigroup Inc.
4.50%, 01/14/22	3,028	3,183
Credit Suisse (USA), Inc.
3.00%, 10/29/21	894	919
Morgan Stanley
2.70%, 01/22/31	4,300	4,588
New York Life Global Funding
2.00%, 04/13/21 (i)	1,639	1,654
Protective Life Global Funding
1.17%, 07/15/25 (j)	7,790	7,842
State Street Corporation
3.15%, 03/30/31 (i)	2,000	2,276
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	840	897
2.91%, 06/05/23	1,350	1,397
Truist Financial Corporation
1.20%, 08/05/25 (d)	5,000	5,086
U.S. Bancorp
3.00%, 03/15/22	1,715	1,778
1.38%, 07/22/30	10,000	9,910
Wells Fargo & Company
2.16%, 02/11/26	8,200	8,514
		57,779
Consumer Staples 1.3%
Archer-Daniels-Midland Company
3.25%, 03/27/30	2,625	2,998
Cargill, Incorporated
2.13%, 04/23/30 (i)	2,480	2,596
Costco Wholesale Corporation
1.60%, 04/20/30	4,750	4,839
Kimberly-Clark Corporation
2.40%, 03/01/22	700	719
Mondelez International, Inc.
1.50%, 05/04/25	4,400	4,521
PepsiCo, Inc.
3.00%, 08/25/21	782	801
1.63%, 05/01/30	3,380	3,466
The Coca-Cola Company
1.65%, 06/01/30	10,000	10,309
		30,249
Communication Services 1.0%
AT&T Inc.
1.65%, 02/01/28	7,515	7,522
The Walt Disney Company
2.00%, 09/01/29	3,900	4,030
T-Mobile USA, Inc.
3.88%, 04/15/30 (i)	10,000	11,410
		22,962
Health Care 0.6%
AbbVie Inc.
3.45%, 03/15/22 (i)	991	1,027
3.20%, 11/21/29 (i)	5,000	5,501
MultiCare Health System
2.80%, 08/15/50	1,250	1,242
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	5,000	5,084
Zoetis Inc.
2.00%, 05/15/30	2,200	2,272
		15,126

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Industrials 0.6%
ABB Finance (USA) Inc.
2.88%, 05/08/22	571	592
Caterpillar Financial Services Corporation
0.95%, 05/13/22	10,000	10,097
Lockheed Martin Corporation
3.35%, 09/15/21	547	563
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (i)	2,898	2,992
		14,244
Utilities 0.6%
Berkshire Hathaway Energy Company
3.70%, 07/15/30 (i)	10,000	11,739
Duke Energy Florida, LLC
3.10%, 08/15/21	1,203	1,224
Virginia Electric and Power Company
2.95%, 01/15/22 (d)	870	890
		13,853
Information Technology 0.4%
Apple Inc.
1.13%, 05/11/25	6,700	6,840
MasterCard Incorporated
3.35%, 03/26/30	1,250	1,464
		8,304
Consumer Discretionary 0.3%
Toyota Motor Credit Corporation
1.15%, 05/26/22	7,000	7,089
Real Estate 0.2%
Boston Properties Limited Partnership
2.75%, 10/01/26	2,580	2,767
Healthpeak Properties, Inc.
3.40%, 02/01/25	1,515	1,658
		4,425
Energy 0.2%
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	1,134
Magellan Midstream Partners, L.P.
3.20%, 03/15/25	1,072	1,138
Occidental Petroleum Corporation
3.13%, 02/15/22	666	630
Phillips 66
4.30%, 04/01/22	912	961
		3,863
Total Corporate Bonds And Notes (cost $170,367)		177,894
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.1%
Alternative Loan Trust
Series 2006-2A1A-OA9, REMIC, 0.37%, (1M USD LIBOR + 0.21%), 07/20/46 (a)	279	206
Series 2006-1A1A-OA17, REMIC, 0.35%, (1M USD LIBOR + 0.20%), 12/20/46 (a)	445	351
American Homes 4 Rent
Series 2014-A-SFR2, REMIC, 3.79%, 10/17/24	4,495	4,800
AMSR 2020-SFR3 Trust
Series 2020-A-SFR3, 1.36%, 09/17/25	7,389	7,408
Bank 2020-BNK26
Series 2020-A4-BN26, REMIC, 2.40%, 02/15/30	5,000	5,368
BBCMS Trust
Series 2015-A1-VFM, REMIC, 2.47%, 03/10/26	2,302	2,305
BB-UBS Trust
Series 2012-A-TFT, REMIC, 2.89%, 06/07/30	5,546	5,158
Capital One Multi-Asset Execution Trust
Series 2019-A3-A3, 2.06%, 08/17/26	15,150	16,274
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	5,000	5,056
Citigroup Commercial Mortgage Trust
Series 2020-A5-GC46, REMIC, 2.72%, 02/15/30	8,750	9,590
COMM Mortgage Trust
Interest Only, Series 2012-XA-CR2, REMIC, 1.79%, 08/15/45 (a)	13,558	287
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	231	246
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	8,775	9,674
CWABS, Inc.
Series 2004-A-I, 0.44%, (1M USD LIBOR + 0.29%), 02/15/34 (a)	40	40
DT Auto Owner Trust 2020-2
Series 2020-A-2A, 1.14%, 01/15/24	3,782	3,784
Eleven Madison Trust Mortgage Trust
Series 2015-A-11MD, REMIC, 3.67%, 09/11/25 (a)	2,989	3,239
Exeter Automobile Receivables Trust 2020-2
Series 2020-A-2A, 1.13%, 08/15/23	3,476	3,486
FirstKey Homes 2020-SFR1 Trust
Series 2020-A-SFR1, 1.34%, 08/19/37	6,485	6,506
GM Financial Consumer Automobile Receivables Trust
Series 2019-A3-1, 2.97%, 07/16/22	3,867	3,946
GS Mortgage Securities Trust
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	11,888
GS Mortgage Securities Trust 2020-GC45
Series 2020-A5-GC45, REMIC, 2.91%, 12/14/29	10,000	11,126
Home Equity Mortgage Loan Asset-Backed Trust
Series 2006-A-A, REMIC, 0.41%, (1M USD LIBOR + 0.26%), 06/25/36 (a)	663	51
Honda Auto Receivables 2020-2 Owner Trust
Series 2020-A2-2, 0.74%, 11/15/21	3,500	3,509
MASTR Adjustable Rate Mortgages Trust
Series 2004-3A2-1, REMIC, 2.60%, 02/25/34 (a)	234	223
Morgan Stanley Mortgage Capital Holdings LLC
Series 2004-4A2-8AR, REMIC, 2.88%, 10/25/34 (a)	115	114
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34	1,653	1,613
Progress Residential 2020-SFR3 Trust
Series 2020-A-SFR3, 1.29%, 10/19/27 (b)	12,990	12,996
SACO I Trust
Series 2006-A-6, REMIC, 0.41%, (1M USD LIBOR + 0.26%), 06/25/36 (a)	47	44
Structured Asset Mortgage Investments II Trust
Series 2006-A1A-AR7, REMIC, 0.36%, (1M USD LIBOR + 0.21%), 08/25/36 (a)	511	481
Tricon American Homes 2020-SFR1
Series 2020-A-SFR1, REMIC, 1.50%, 07/17/26	11,700	11,758
Tricon American Homes Trust
Series 2016-A-SFR1, REMIC, 2.59%, 11/18/21	5,651	5,663
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	662	801
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/10/22	4,560	4,336
Wells Fargo Commercial Mortgage Trust
Series 2019-A4-C53, REMIC, 3.04%, 10/17/29	6,000	6,728
WFRBS Commercial Mortgage Trust
Series 2011-A4-C3, REMIC, 4.38%, 05/17/21	4,378	4,419
Worldwide Plaza Trust
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27	2,139	2,338
Total Non-U.S. Government Agency Asset-Backed Securities (cost $161,696)		165,812
SHORT TERM INVESTMENTS 6.3%
Investment Companies 6.0%
JNL Government Money Market Fund - Institutional Class, 0.02% (k) (l)	138,498	138,498
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (k) (l)	7,501	7,501
Total Short Term Investments (cost $145,999)		145,999
Total Investments 102.2% (cost $2,251,827)		2,366,133
Other Assets and Liabilities, Net (2.2)%		(51,888)
Total Net Assets 100.0%		2,314,245

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2020, the total payable for investments purchased on a delayed delivery basis was $32,209.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) All or a portion of the security was on loan as of September 30, 2020.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) The security is a direct debt of the agency and not collateralized by mortgages.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Convertible security.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $39,195 and 1.7% of the Fund.

(j) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/JPMorgan U.S. Government & Quality Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Protective Life Global Funding, 1.17%, 07/15/25	07/08/20	7,790	7,842	0.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 94.7%
United Kingdom 17.1%
AON Public Limited Company	45	9,305
Blue Prism Group PLC (a) (b)	90	1,552
Coca-Cola European Partners PLC	144	5,681
Compass Group PLC	185	2,781
Dechra Pharmaceuticals PLC	62	2,564
Informa Switzerland Limited	749	3,624
InterContinental Hotels Group PLC	60	3,170
Linde Public Limited Company	14	3,274
Relx PLC	235	5,230
Rio Tinto PLC	135	8,087
Tesco PLC	2,170	5,951
		51,219
Japan 15.5%
Digital Garage Inc.	92	3,143
Fanuc Ltd.	20	3,833
Kaleidoscape, Y.K.	30	1,974
Kao Corp.	67	5,031
Makita Corp.	163	7,812
NEXON Co.,Ltd.	220	5,490
Nintendo Co. Ltd.	19	10,956
Suzuki Motor Corp.	110	4,688
Yamaha Corp.	78	3,728
		46,655
France 9.6%
Alstom (a)	65	3,226
Engie (a)	517	6,912
Eurazeo SA (a)	41	2,210
Sanofi SA	102	10,197
Vivendi SA	229	6,353
		28,898
Germany 9.1%
Beiersdorf AG	37	4,228
Hensoldt AG (a)	137	1,858
Infineon Technologies AG	103	2,882
Knorr - Bremse Aktiengesellschaft	25	2,917
SAP SE	46	7,097
TeamViewer AG (a)	54	2,673
Vonovia SE	83	5,714
		27,369
Ireland 7.5%
Accenture Public Limited Company - Class A	23	5,233
CRH Plc	149	5,390
Medtronic Public Limited Company	72	7,528
Ryanair Holdings Plc - ADR (a)	52	4,286
		22,437
Canada 6.7%
CAE Inc.	353	5,160
Cogeco Communications	26	2,143
National Bank of Canada	118	5,873
Suncor Energy Inc.	149	1,823
Toromont Industries Ltd.	85	5,062
		20,061
Hong Kong 6.2%
AIA Group Limited	961	9,527
ESR Cayman Limited (a)	1,435	4,461
Techtronic Industries Company Limited	341	4,542
		18,530
Spain 4.5%
Bankinter SA	581	2,496
Industria de Diseno Textil, S.A.	184	5,115
Siemens Gamesa Renewable Energy, S.A.	218	5,874
		13,485
Switzerland 4.1%
ABB Ltd.	325	8,254
Julius Bar Gruppe AG	98	4,166
		12,420
Italy 3.1%
Enel SpA	814	7,062
Technogym S.p.A. (a)	245	2,104
		9,166
Denmark 2.9%
Carlsberg A/S - Class B	31	4,234
Genmab A/S (a)	12	4,470
		8,704
Finland 2.0%
Sampo Oyj - Class A	153	6,041
Israel 1.5%
Bank Leumi Le-Israel BM	302	1,334
Israel Discount Bank Ltd. - Class A	1,193	3,223
		4,557
Singapore 1.0%
DBS Group Holdings Ltd.	210	3,078
Sweden 1.0%
Hexagon Aktiebolag - Class B (a)	40	2,988
Norway 1.0%
Equinor ASA	208	2,961
Portugal 1.0%
Energias de Portugal SA	595	2,922
Macau 0.9%
Sands China Ltd.	700	2,726
Total Common Stocks (cost $266,760)		284,217
PREFERRED STOCKS 2.8%
Germany 2.8%
Volkswagen AG (c)	53	8,455
Total Preferred Stocks (cost $8,994)		8,455
SHORT TERM INVESTMENTS 2.4%
Investment Companies 2.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	7,269	7,269
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (d) (e)	63	63
Total Short Term Investments (cost $7,332)		7,332
Total Investments 99.9% (cost $283,086)		300,004
Other Assets and Liabilities, Net 0.1%		200
Total Net Assets 100.0%		300,204

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 98.7%
United States of America 52.1%
Alphabet Inc. - Class A (a)	20	29,758
Amazon.com, Inc. (a)	18	56,079
Autodesk, Inc. (a)	53	12,244
Colgate-Palmolive Co.	141	10,907
Deere & Company	130	28,834
Expeditors International of Washington Inc.	118	10,655
Facebook, Inc. - Class A (a)	153	40,129
Microsoft Corporation	131	27,480
Oracle Corporation	489	29,171
Qualcomm Incorporated	137	16,099
Salesforce.Com, Inc. (a)	120	30,086
Schlumberger Ltd.	362	5,629
SEI Investments Co.	148	7,489
The Boeing Company	109	17,994
Under Armour Inc. - Class A (a)	772	8,669
Visa Inc. - Class A	162	32,374
Yum China Holdings, Inc.	439	23,275
Yum! Brands, Inc.	60	5,522
		392,394
China 13.9%
Alibaba Group Holding Limited - ADS (a)	168	49,286
Baidu, Inc. - Class A - ADR (a)	104	13,226
Tencent Holdings Limited	406	27,395
Trip.com Group Limited - ADR (a)	467	14,547
		104,454
Switzerland 8.3%
Nestle SA	126	14,989
Novartis AG	196	17,037
Roche Holding AG	89	30,408
		62,434
Argentina 6.9%
MercadoLibre S.R.L (a)	48	51,980
Netherlands 5.7%
Adyen B.V. (a)	16	29,333
Core Laboratories N.V.	27	407
NXP Semiconductors N.V.	106	13,280
		43,020
United Kingdom 5.6%
Experian PLC	534	20,095
Reckitt Benckiser Group PLC	88	8,623
Unilever N.V.	224	13,496
		42,214
Japan 2.3%
Fanuc Ltd.	89	17,083
Brazil 1.6%
American Beverage Co Ambev - ADR	5,285	11,943
Denmark 1.1%
Novo Nordisk A/S - Class B	116	7,996
France 0.8%
Sodexo SA	84	5,972
Hong Kong 0.4%
Budweiser Brewing Company APAC Limited	1,143	3,355
Total Common Stocks (cost $564,748)		742,845
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	4,879	4,879
Total Short Term Investments (cost $4,879)		4,879
Total Investments 99.4% (cost $569,627)		747,724
Other Assets and Liabilities, Net 0.6%		4,784
Total Net Assets 100.0%		752,508

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/Loomis Sayles Global Growth Fund- Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	CIT	10/06/20	HKD	(1,035)	(134)	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Lord Abbett Short Duration Income Fund
CORPORATE BONDS AND NOTES 55.2%
Financials 20.2%
AerCap Ireland Capital Designated Activity Company
3.50%, 01/15/25	300	292
AIB Group Public Limited Company
4.75%, 10/12/23 (a)	400	433
Ally Financial Inc.
1.45%, 10/02/23	46	46
5.13%, 09/30/24	700	780
5.75%, 11/20/25	32	36
American Express Company
0.90%, (3M USD LIBOR + 0.65%), 02/27/23 (b)	30	30
Australia and New Zealand Banking Group Limited
4.50%, 03/19/24 (a) (c)	250	275
4.40%, 05/19/26 (a) (c)	200	225
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	158	158
Banco de Credito del Peru
2.70%, 01/11/25 (a)	72	75
Bank of America Corporation
4.20%, 08/26/24	700	778
0.98%, 09/25/25	221	221
3.09%, 10/01/25	202	218
2.46%, 10/22/25	350	369
3.37%, 01/23/26	524	571
2.02%, 02/13/26	167	173
1.32%, 06/19/26	369	371
BankUnited, Inc.
4.88%, 11/17/25	388	439
Barclays PLC
5.14%, 10/14/20	300	300
10.18%, 06/12/21 (a)	208	220
Bayer US Finance II LLC
0.86%, (3M USD LIBOR + 0.63%), 06/25/21 (a) (b)	300	301
4.25%, 12/15/25 (a)	400	457
BBVA Bancomer, S.A.
6.75%, 09/30/22 (a)	350	377
BBVA USA
2.50%, 08/27/24	250	260
BG Gas International B.V.
0.00%, 11/04/21 (d) (e)	350	347
Canadian Imperial Bank of Commerce
0.95%, 06/23/23 (c)	148	149
Capital One Financial Corporation
2.60%, 05/11/23	91	95
CIT Group Inc.
5.00%, 08/01/23	425	442
4.75%, 02/16/24	481	496
3.93%, 06/19/24	50	50
Citigroup Inc.
0.93%, (3M USD LIBOR + 0.69%), 10/27/22 (b)	490	492
3.14%, 01/24/23	151	156
1.68%, 05/15/24	86	88
4.04%, 06/01/24	290	313
4.40%, 06/10/25	800	900
3.70%, 01/12/26	550	618
3.11%, 04/08/26	1,080	1,165
Citizens Bank, National Association
1.04%, (3M USD LIBOR + 0.81%), 05/26/22 (b)	260	262
CNH Industrial Capital LLC
4.38%, 11/06/20	52	52
4.88%, 04/01/21	123	125
CNO Financial Group, Inc.
5.25%, 05/30/25	250	286
Commonwealth Bank of Australia
4.50%, 12/09/25 (a)	250	283
Credit Suisse Group AG
2.19%, 06/05/26 (a)	500	516
Daimler Finance North America LLC
0.92%, (3M USD LIBOR + 0.67%), 11/05/21 (a) (b)	625	625
1.18%, (3M USD LIBOR + 0.90%), 02/15/22 (a) (b)	350	351
Danske Bank A/S
3.00%, 09/20/22 (a)	550	561
5.00%, 01/12/23 (a)	200	210
1.17%, 12/11/23 (a)	218	218
5.38%, 01/12/24 (a)	200	225
3.24%, 12/20/25 (a)	400	426
1.62%, 09/11/26 (a)	219	217
Diamond Finance International Limited
4.42%, 06/15/21 (a)	54	55
5.88%, 06/15/21 (a)	4	4
5.45%, 06/15/23 (a)	1,075	1,178
Discover Bank
3.35%, 02/06/23	300	317
Enel Finance International N.V.
4.63%, 09/14/25 (a)	300	347
Equitable Financial Life Global Funding
1.40%, 07/07/25 (a)	72	74
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25 (a)	360	403
Ford Motor Credit Company LLC
5.88%, 08/02/21	325	332
3.81%, 10/12/21	400	401
1.33%, (3M USD LIBOR + 1.08%), 08/03/22 (b)	525	497
4.25%, 09/20/22	200	201
5.13%, 06/16/25	200	206
General Motors Financial Company, Inc.
3.20%, 07/06/21	250	253
3.15%, 06/30/22	825	847
5.20%, 03/20/23	46	50
2.75%, 06/20/25	166	170
Glencore Funding LLC
4.13%, 05/30/23 (a)	1,000	1,070
4.63%, 04/29/24 (a)	250	275
HSBC Holdings PLC
4.25%, 03/14/24	300	322
IHS Markit Ltd.
4.13%, 08/01/23	311	337
Imperial Brands Finance PLC
3.75%, 07/21/22 (a)	310	324
ING Groep N.V.
1.37%, (3M USD LIBOR + 1.15%), 03/29/22 (b)	250	252
Intercontinental Exchange, Inc.
0.70%, 06/15/23	76	76
Itau Unibanco Holding S.A.
2.90%, 01/24/23 (a)	200	202
Jefferies Financial Group Inc.
5.50%, 10/18/23	250	275
JPMorgan Chase & Co.
3.88%, 09/10/24	1,000	1,106
2.01%, 03/13/26	300	311
Lloyds Banking Group PLC
1.33%, 06/15/23 (c)	200	201
Macquarie Bank Limited
4.88%, 06/10/25 (a) (c)	400	448
Macquarie Group Limited
3.19%, 11/28/23 (a)	250	261
Morgan Stanley
4.10%, 05/22/23	540	583
5.00%, 11/24/25	300	352
Muthoot Finance Limited
4.40%, 09/02/23 (a)	200	195
NatWest Markets N.V.
4.75%, 07/28/25 (a)	208	235
NatWest Markets PLC
6.13%, 12/15/22	447	490
Navient Corporation
5.00%, 10/26/20	399	400
6.63%, 07/26/21	150	152
5.88%, 10/25/24	224	223
Nesco Holdings, Inc.
10.00%, 08/01/24 (a)	100	105
Nielsen Finance LLC
5.00%, 04/15/22 (a)	350	350

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Nordea Bank AB
4.88%, 05/13/21 (a)	325	333
4.25%, 09/21/22 (a)	200	213
3.75%, 08/30/23 (a)	400	432
Pacific Life Global Funding
1.20%, 06/24/25 (a)	40	40
Petrobras Global Finance B.V.
8.38%, 05/23/21	268	279
Protective Life Global Funding
1.08%, 06/09/23 (a)	150	152
Quicken Loans Inc.
5.75%, 05/01/25 (a)	90	93
Santander UK Group Holdings PLC
3.37%, 01/05/24	200	208
SLM Corporation
5.50%, 01/25/23	183	185
Springleaf Finance Corporation
7.75%, 10/01/21	296	310
Standard Chartered PLC
4.25%, 01/20/23 (a)	200	208
SunTrust Banks, Inc.
0.87%, (3M USD LIBOR + 0.59%), 05/17/22 (b)	325	327
Swedbank AB
1.30%, 06/02/23 (a)	200	203
The Goldman Sachs Group, Inc.
1.01%, (3M USD LIBOR + 0.75%), 02/23/23 (b)	82	82
1.30%, (3M USD LIBOR + 1.05%), 06/05/23 (b)	327	331
1.26%, (3M USD LIBOR + 1.00%), 07/24/23 (b)	180	182
1.86%, (3M USD LIBOR + 1.60%), 11/29/23 (b)	423	435
3.50%, 01/23/25 - 04/01/25	759	836
3.27%, 09/29/25	500	541
Turkiye Vakiflar Bankasi T.A.O.
5.63%, 05/30/22 (a)	200	195
UBS AG
7.63%, 08/17/22	250	278
5.13%, 05/15/24 (e)	500	551
UBS Group AG
1.01%, 07/30/24 (a) (c)	200	201
UBS Group Funding (Switzerland) AG
1.48%, (3M USD LIBOR + 1.22%), 05/23/23 (a) (b)	250	254
Volkswagen Group of America, Inc.
2.90%, 05/13/22 (a)	200	207
4.25%, 11/13/23 (a)	250	275
Wells Fargo & Company
2.41%, 10/30/25	303	318
2.16%, 02/11/26	1,823	1,893
2.19%, 04/30/26	565	588
Woodside Finance Limited
4.60%, 05/10/21 (a)	1,250	1,266
ZF North America Capital, Inc.
4.50%, 04/29/22 (a)	200	205
4.75%, 04/29/25 (a)	300	308
		42,882
Energy 8.9%
BP Capital Markets America Inc.
3.19%, 04/06/25	250	275
BP Capital Markets Plc
3.99%, 09/26/23	458	502
Cenovus Energy Inc.
3.00%, 08/15/22	325	317
3.80%, 09/15/23	275	266
5.38%, 07/15/25	38	37
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	841	968
5.88%, 03/31/25	292	333
Cimarex Energy Co.
4.38%, 06/01/24	175	186
Continental Resources, Inc.
5.00%, 09/15/22	1,125	1,116
3.80%, 06/01/24	250	232
Diamondback Energy, Inc.
2.88%, 12/01/24	636	638
4.75%, 05/31/25	54	58
5.38%, 05/31/25	800	827
Florida Gas Transmission Company, LLC
3.88%, 07/15/22 (a)	300	312
Greenko Mauritius
6.25%, 02/21/23 (a)	200	205
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (a)	200	181
JSC National Company 'KazMunayGas'
3.88%, 04/19/22 (a)	300	310
Laredo Petroleum, Inc.
9.50%, 01/15/25	266	158
Magnolia Oil & Gas Operating LLC
6.00%, 08/01/26 (a)	144	141
Marathon Petroleum Corporation
3.40%, 12/15/20	500	501
Matador Resources Company
5.88%, 09/15/26	50	42
MEG Energy Corp.
6.50%, 01/15/25 (a)	400	392
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (a)	205	206
Montage Resources Corporation
8.88%, 07/15/23	445	453
MPLX LP
5.25%, 01/15/25	1,274	1,322
Murphy Oil Corporation
6.88%, 08/15/24	100	92
NGPL PipeCo LLC
4.38%, 08/15/22 (a)	200	207
NOVA Gas Transmission Ltd.
7.88%, 04/01/23	500	579
Occidental Petroleum Corporation
1.50%, (3M USD LIBOR + 1.25%), 08/13/21 (b)	300	284
2.60%, 04/15/22 (f)	250	236
1.73%, (3M USD LIBOR + 1.45%), 08/15/22 (b)	502	454
Parsley Energy, LLC
5.38%, 01/15/25 (a)	300	299
Petroleos Mexicanos
6.38%, 02/04/21	200	202
Phillips 66
0.83%, (3M USD LIBOR + 0.60%), 02/26/21 (b)	820	820
Reliance Industries Limited
5.40%, 02/14/22 (a)	1,000	1,052
Sabine Pass Liquefaction, LLC
5.63%, 04/15/23	200	219
5.75%, 05/15/24	650	736
Seven Generations Energy Ltd.
6.75%, 05/01/23 (a)	248	243
5.38%, 09/30/25 (a)	268	254
Southern Natural Gas Company, L.L.C.
4.40%, 06/15/21	263	267
Suncor Energy Inc.
3.10%, 05/15/25	250	269
Suncor Energy Ventures Holding Corporation
4.50%, 04/01/22 (a)	225	231
Sunoco Logistics Partners Operations L.P.
4.40%, 04/01/21	750	759
SunPower Corporation
0.88%, 06/01/21 (c) (e)	18	18
Tengizchevroil Finance Company S.A R.L.
2.63%, 08/15/25 (a)	200	200
The Williams Companies, Inc.
4.55%, 06/24/24	250	277
Valero Energy Corporation
1.20%, 03/15/24	116	116
3.65%, 03/15/25	33	36
2.85%, 04/15/25	313	328
Viper Energy Partners LP
5.38%, 11/01/27 (a)	283	280
Western Midstream Operating, LP
1.12%, (3M USD LIBOR + 0.85%), 01/13/23 (b) (g)	306	284
WPX Energy, Inc.
5.25%, 09/15/24	16	17
5.75%, 06/01/26	92	95
		18,832

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Health Care 4.3%
AbbVie Inc.
2.60%, 11/21/24 (a)	288	305
3.80%, 03/15/25 (a)	250	277
3.60%, 05/14/25	117	130
Acadia Healthcare Company, Inc.
5.63%, 02/15/23	205	206
6.50%, 03/01/24	247	253
Air Medical Group Holdings LLC
6.38%, 05/15/23 (a)	132	132
Bausch Health Companies Inc.
5.50%, 03/01/23 (a)	100	100
6.13%, 04/15/25 (a)	415	425
Becton, Dickinson and Company
1.28%, (3M USD LIBOR + 1.03%), 06/06/22 (b) (f)	600	604
Cardinal Health, Inc.
1.02%, (3M USD LIBOR + 0.77%), 06/15/22 (b)	171	172
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	130	137
Cigna Holding Company
0.90%, (3M USD LIBOR + 0.65%), 09/17/21 (b)	500	502
4.13%, 11/15/25	250	286
Encompass Health Corporation
5.13%, 03/15/23	114	114
Fresenius Medical Care
5.88%, 01/31/22 (a)	250	266
Gilead Sciences, Inc.
0.75%, 09/29/23	157	157
HCA Inc.
5.25%, 04/15/25 - 06/15/26	1,437	1,664
Health Care Service Corporation, A Mutual Legal Reserve Company
1.50%, 06/01/25 (a)	50	51
Mednax, Inc.
5.25%, 12/01/23 (a)	336	340
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (a)	367	377
Polaris Intermediate School
8.50%, 12/01/22 (a) (h)	63	64
Royalty Pharma PLC
0.75%, 09/02/23 (a)	79	79
1.20%, 09/02/25 (a)	525	523
Select Medical Corporation
6.25%, 08/15/26 (a)	250	260
Tenet Healthcare Corporation
8.13%, 04/01/22	400	445
Universal Health Services, Inc.
5.00%, 06/01/26 (a)	500	519
Zimmer Biomet Holdings, Inc.
0.98%, (3M USD LIBOR + 0.75%), 03/19/21 (b)	276	276
3.55%, 04/01/25	350	387
		9,051
Consumer Discretionary 4.0%
Argos Holdings Inc.
7.13%, 03/15/23 (a)	74	75
Avon International Operations Inc.
7.88%, 08/15/22 (a)	397	402
Bacardi Limited
4.45%, 05/15/25 (a)	200	223
BMW US Capital, LLC
3.90%, 04/09/25 (a)	550	614
Carnival Corporation
11.50%, 04/01/23 (a)	584	654
Carvana Co.
8.88%, 10/01/23 (a)	45	47
Century Communities, Inc.
5.88%, 07/15/25	300	312
Colt Merger Sub, Inc.
5.75%, 07/01/25 (a)	25	26
D.R. Horton, Inc.
2.60%, 10/15/25	358	384
Dollar Tree, Inc.
4.00%, 05/15/25	25	28
eBay Inc.
1.90%, 03/11/25	170	177
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	168	175
Ford Motor Company
8.50%, 04/21/23	175	191
General Motors Company
5.40%, 10/02/23	23	25
6.13%, 10/01/25	22	26
Hasbro, Inc.
3.00%, 11/19/24 (g)	250	265
Hyundai Capital America
1.07%, (3M USD LIBOR + 0.82%), 03/12/21 (a) (b)	350	350
1.25%, 09/18/23 (a)	333	332
IHO Verwaltungs GmbH
4.75%, 09/15/26 (a) (h)	400	407
KFC Holding Co.
5.00%, 06/01/24 (a)	460	472
KGA Escrow, LLC
7.50%, 08/15/23 (a)	10	10
Las Vegas Sands Corp.
3.20%, 08/08/24	370	375
2.90%, 06/25/25	250	249
Laureate Education, Inc.
8.25%, 05/01/25 (a)	150	159
M/I Homes Inc.
5.63%, 08/01/25	256	265
Mattel, Inc.
3.15%, 03/15/23	350	343
Newell Brands Inc.
4.35%, 04/01/23 (g)	300	314
4.88%, 06/01/25	19	21
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (a)	488	500
Scientific Games International, Inc.
8.63%, 07/01/25 (a)	200	209
Shea Homes Limited Partnership, A California Limited Partnership
6.13%, 04/01/25 (a)	450	464
Tesla Inc.
5.30%, 08/15/25 (a)	200	207
The William Carter Company
5.50%, 05/15/25 (a)	49	52
Toyota Motor Credit Corporation
1.35%, 08/25/23	127	130
		8,483
Industrials 4.0%
Adani Ports and Special Economic Zone Limited
3.95%, 01/19/22 (a)	200	204
Aircastle Limited
4.40%, 09/25/23	200	199
Allison Transmission, Inc.
5.00%, 10/01/24 (a)	18	18
Bombardier Inc.
8.75%, 12/01/21 (a)	12	12
Carrier Global Corporation
2.24%, 02/15/25 (a)	565	589
CNH Industrial N.V.
4.50%, 08/15/23	250	271
H&E Equipment Services, Inc.
5.63%, 09/01/25	250	261
Howmet Aerospace Inc.
5.13%, 10/01/24	130	137
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	410	450
5.00%, 11/15/25 (a)	500	513
Hutchison Whampoa Finance (CI) Limited
3.63%, 10/31/24 (a)	400	438
Manitowoc Foodservice Companies, LLC
9.50%, 02/15/24	38	39
Otis Worldwide Corporation
0.75%, (3M USD LIBOR + 0.45%), 04/05/23 (b)	250	250
Park Aerospace Holdings Limited
4.50%, 03/15/23 (a)	470	465

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Penske Truck Leasing Co., L.P.
3.45%, 07/01/24 (a)	200	216
Rolls-Royce Plc
2.38%, 10/14/20 (a)	200	200
Ryder System, Inc.
3.75%, 06/09/23	125	134
2.50%, 09/01/24	149	157
3.35%, 09/01/25	45	49
Summit Materials, LLC
5.13%, 06/01/25 (a)	51	52
The Boeing Company
2.80%, 03/01/23	443	448
4.51%, 05/01/23 (g)	775	816
4.88%, 05/01/25 (g)	964	1,052
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (a)	51	52
Westinghouse Air Brake Technologies Corporation
4.38%, 08/15/23	225	240
3.20%, 06/15/25 (g)	26	27
XPO Logistics, Inc.
6.50%, 06/15/22 (a)	364	365
ZLS Prestigia Ltd
5.00%, 11/01/22 (a)	750	805
		8,459
Communication Services 3.3%
Altice France
7.38%, 05/01/26 (a)	500	524
Baidu, Inc.
4.38%, 05/14/24	400	439
Consolidated Communications, Inc.
6.50%, 10/01/22	93	93
GCI, LLC
6.88%, 04/15/25	170	176
Greeneden U.S. Holdings II, LLC
10.00%, 11/30/24 (a)	135	143
iHeartCommunications, Inc.
6.38%, 05/01/26	160	167
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (i)	1,000	1,004
Netflix, Inc.
3.63%, 06/15/25 (a)	225	235
Sirius XM Radio Inc.
3.88%, 08/01/22 (a)	340	344
Tencent Holdings Limited
1.18%, (3M USD LIBOR + 0.91%), 04/11/24 (a) (b)	260	259
1.81%, 01/26/26 (a)	200	204
T-Mobile USA, Inc.
6.00%, 03/01/23	561	562
6.50%, 01/15/26	266	278
1.50%, 02/15/26 (a)	89	89
Uber Technologies, Inc.
7.50%, 11/01/23 (a)	208	216
VeriSign, Inc.
4.63%, 05/01/23	417	420
5.25%, 04/01/25	720	795
Vodafone Group Public Limited Company
1.26%, (3M USD LIBOR + 0.99%), 01/16/24 (b)	300	302
Weibo Corporation
1.25%, 11/15/22 (c)	350	333
3.50%, 07/05/24	400	421
		7,004
Utilities 3.2%
Calpine Corporation
5.25%, 06/01/26 (a)	150	156
Comision Federal de Electricidad
4.88%, 05/26/21 (a)	400	409
Dominion Energy, Inc.
0.65%, (3M USD LIBOR + 0.40%), 12/01/20 (a) (b)	71	71
3.07%, 08/15/24 (j)	225	242
DTE Energy Company
2.53%, 10/01/24 (j)	225	239
1.05%, 06/01/25	160	160
Enel Finance International N.V.
2.75%, 04/06/23 (a)	600	625
4.25%, 09/14/23 (a)	721	789
Exelon Generation Company, LLC
3.25%, 06/01/25	110	121
Great Plains Energy Incorporated
5.29%, 06/15/22 (j)	225	239
Monongahela Power Company
4.10%, 04/15/24 (a)	400	439
National Fuel Gas Company
5.50%, 01/15/26 (g)	455	496
NextEra Energy Capital Holdings, Inc.
0.97%, (3M USD LIBOR + 0.72%), 02/25/22 (b)	350	351
NiSource Inc.
0.95%, 08/15/25	124	124
NRG Energy, Inc.
3.75%, 06/15/24 (a)	336	359
Puget Energy, Inc.
6.00%, 09/01/21	500	524
5.63%, 07/15/22	250	267
Southern Power Company
0.78%, (3M USD LIBOR + 0.55%), 12/21/20 (a) (b)	715	715
The AES Corporation
5.50%, 04/15/25	500	515
		6,841
Information Technology 2.7%
Broadcom Inc.
3.63%, 10/15/24	475	518
4.70%, 04/15/25	65	74
3.15%, 11/15/25	185	200
Dell International L.L.C.
4.00%, 07/15/24 (a) (g)	305	330
Ensemble S Merger Sub, Inc.
9.00%, 09/30/23 (a)	297	297
Flex Ltd.
3.75%, 02/01/26	453	495
Global Payments Inc.
2.65%, 02/15/25	175	186
Hewlett Packard Enterprise Company
1.02%, (3M USD LIBOR + 0.72%), 10/05/21 (b)	450	450
Intuit Inc.
0.95%, 07/15/25	21	21
Leidos, Inc.
2.95%, 05/15/23 (a)	89	94
3.63%, 05/15/25 (a)	78	86
Microchip Technology Incorporated
3.92%, 06/01/21	408	416
2.67%, 09/01/23 (a)	648	670
Micron Technology, Inc.
2.50%, 04/24/23	225	234
NXP B.V.
3.88%, 09/01/22 (a)	450	473
4.63%, 06/01/23 (a)	300	327
4.88%, 03/01/24 (a)	250	280
2.70%, 05/01/25 (a)	322	341
Paypal Holdings, Inc.
2.40%, 10/01/24	46	49
Solera, LLC
10.50%, 03/01/24 (a)	260	272
		5,813
Materials 2.3%
Alcoa Nederland Holding B.V.
6.75%, 09/30/24 (a)	275	284
Anglo American Capital PLC
4.13%, 04/15/21 (a)	300	305
5.38%, 04/01/25 (a)	712	819
4.88%, 05/14/25 (a)	200	227
Blue Cube Spinco Inc.
10.00%, 10/15/25	125	132
CNAC (HK) Finbridge Company Limited
3.50%, 07/19/22 (e)	200	205

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Freeport-McMoRan Inc.
3.88%, 03/15/23	28	29
4.55%, 11/14/24	568	607
Georgia-Pacific LLC
1.75%, 09/30/25 (a)	29	30
Hudbay Minerals Inc.
7.25%, 01/15/23 (a)	113	115
Kinross Gold Corporation
5.13%, 09/01/21	132	136
5.95%, 03/15/24	136	155
Norbord Inc.
6.25%, 04/15/23 (a)	127	136
Nutrition & Biosciences, Inc.
1.23%, 10/01/25 (a)	690	689
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (a)	97	98
7.00%, 07/15/24 (a)	134	136
Steel Dynamics Inc.
4.13%, 09/15/25	100	102
Steel Dynamics, Inc.
5.00%, 12/15/26	680	726
		4,931
Real Estate 1.2%
Equinix, Inc.
1.00%, 09/15/25	155	154
5.38%, 05/15/27	1,597	1,739
Forestar Group Inc.
8.00%, 04/15/24 (a)	51	54
Hat Holdings I LLC
5.25%, 07/15/24 (a)	147	153
6.00%, 04/15/25 (a)	17	18
Kennedy-Wilson, Inc.
5.88%, 04/01/24	130	129
Vereit Operating Partnership, L.P.
4.63%, 11/01/25	325	358
		2,605
Consumer Staples 1.1%
Albertsons Companies, Inc.
5.75%, 03/15/25	13	13
BAT Capital Corp.
1.16%, (3M USD LIBOR + 0.88%), 08/15/22 (b)	361	363
Central Garden & Pet Company
6.13%, 11/15/23	220	224
Constellation Brands Inc.
0.98%, (3M USD LIBOR + 0.70%), 11/15/21 (b)	225	225
JBS USA Food Company
5.75%, 06/15/25 (a)	351	362
Marb Bondco PLC
6.88%, 01/19/25 (a)	200	207
Reynolds American Inc.
4.45%, 06/12/25	150	169
Simmons Foods, Inc.
7.75%, 01/15/24 (a)	31	32
Sysco Corporation
5.65%, 04/01/25 (g)	500	591
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	238	262
		2,448
Total Corporate Bonds And Notes (cost $116,061)		117,349
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 29.1%
225 Liberty Street Trust 2016-225L
Series 2016-A-225L, REMIC, 3.60%, 02/12/26	428	470
5 Bryant Park 2018-5Bp Mortgage Trust
Series 2018-A-5BP, REMIC, 0.81%, (1M USD LIBOR + 0.65%), 06/15/33 (b)	250	247
American Express Credit Account Master Trust
Series 2019-B-2, REMIC, 2.86%, 04/15/22	250	257
AmeriCredit Automobile Receivables Trust
Series 2016-C-3, 2.24%, 04/08/22	67	67
AmeriCredit Automobile Receivables Trust 2016-1
Series 2016-D-1, 3.59%, 02/08/22	399	400
AmeriCredit Automobile Receivables Trust 2019-1
Series 2019-B-1, 3.13%, 02/18/25	300	311
Series 2019-C-1, 3.36%, 02/18/25	395	410
Americredit Automobile Receivables Trust 2020-1
Series 2020-B-1, 1.48%, 01/18/25	202	205
Anchorage Capital CLO 3-R, LLC
Series 2014-A-3RA, 1.30%, (3M USD LIBOR + 1.05%), 01/28/31 (b)	296	294
Angel Oak Mortgage Trust 2020-6
Series 2020-A1-6, 1.26%, 05/25/65	142	142
AOA 2015-1177 Mortgage Trust
Series 2015-A-1177, REMIC, 2.96%, 12/15/21	152	153
AptarGroup Inc.
Series 2018-A-FL1, 1.30%, (1M USD LIBOR + 1.15%), 02/15/24 (b)	750	741
Arbor Realty Commercial Real Estate Notes 2017-FL3, Ltd
Series 2017-A-FL3, 1.14%, (1M USD LIBOR + 0.99%), 12/15/27 (b)	500	495
AREIT 2018-CRE2 Trust
Series 2018-A-CRE2, 1.13%, (1M USD LIBOR + 0.98%), 11/16/35 (b)	88	87
Atrium Hotel Portfolio Trust
Series 2018-A-ATRM, REMIC, 1.10%, (1M USD LIBOR + 0.95%), 06/15/35 (b)	650	618
Avery Point VI CLO, Limited
Series 2015-AR-6A, 1.30%, (3M USD LIBOR + 1.05%), 08/05/27 (a) (b)	500	498
BA Credit Card Trust
Series 2019-A1-A1, 1.74%, 08/15/22	288	296
BA Master Credit Card Trust II
Series 2020-A-1A, 1.99%, 03/21/23	859	891
Bank Of The West Auto Trust
Series 2017-A3-1, 2.11%, 01/15/23	132	132
Battalion CLO X Ltd.
Series 2016-A1R-10A, 1.51%, (3M USD LIBOR + 1.25%), 01/24/29 (b)	250	249
BBCMS Mortgage Trust
Series 2018-A-TALL, REMIC, 0.88%, (1M USD LIBOR + 0.72%), 03/16/37 (b)	560	538
BBCMS Trust
Series 2018-A-BXH, REMIC, 1.15%, (1M USD LIBOR + 1.00%), 10/15/20 (b)	77	73
Benefit Street Partners CLO X Ltd
Series 2016-A1R-10A, 1.42%, (3M USD LIBOR + 1.14%), 01/16/29 (b)	500	496
BSPRT 2018-FL4 Issuer, Ltd.
Series 2018-A-FL4, 1.20%, (1M USD LIBOR + 1.05%), 09/17/35 (b)	190	189
BSPRT Issuer Ltd
Series 2019-A-FL5, 1.30%, (1M USD LIBOR + 1.15%), 05/15/29 (b)	350	346
BWAY 2013-1515 Mortgage Trust
Series 2013-A2-1515, REMIC, 3.45%, 03/12/25	405	435
BX Commercial Mortgage Trust
Series 2019-A-XL, REMIC, 1.07%, (1M USD LIBOR + 0.92%), 10/15/21 (b)	570	570
Series 2019-B-XL, REMIC, 1.23%, (1M USD LIBOR + 1.08%), 10/15/21 (b)	244	244
Series 2019-C-XL, REMIC, 1.40%, (1M USD LIBOR + 1.25%), 10/15/21 (b)	190	189
BX Commercial Mortgage Trust 2019-XL
Series 2019-F-XL, 2.15%, (1M USD LIBOR + 2.00%), 10/15/21 (b)	237	235
BX Trust
Series 2018-A-GW, 0.95%, (1M USD LIBOR + 0.80%), 05/15/37 (b)	365	352
Capital One Multi-Asset Execution Trust
Series 2019-A1-A1, 2.84%, 02/15/22	94	97
Series 2019-A2-A2, 1.72%, 08/15/22	436	448
Series 2005-B3-B3, 0.83%, (3M USD LIBOR + 0.55%), 07/15/25 (b)	463	437
Capital One Prime Auto Receivables Trust
Series 2019-A2-2, 2.06%, 06/15/21	240	241
CarMax Auto Owner Trust
Series 2018-A3-3, 3.13%, 06/15/23	81	82
Series 2020-C-1, 2.34%, 11/17/25	237	240
Carmax Auto Owner Trust 2019-3
Series 2019-A2A-3, 2.21%, 12/15/22	313	315

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
CarMax Auto Owner Trust 2019-4
Series 2019-A2A-4, 2.01%, 03/15/23	225	227
Carmax Auto Owner Trust 2020-2
Series 2020-A3-2, 1.70%, 11/15/24	27	28
CHT 2017-COSMO Mortgage Trust
Series 2017-B-CSMO, REMIC, 1.55%, (1M USD LIBOR + 1.40%), 11/15/36 (b) (j)	500	482
CHT Mortgage Trust
Series 2017-A-CSMO, REMIC, 1.08%, (1M USD LIBOR + 0.93%), 11/17/36 (b) (j)	600	580
CIFC Funding Ltd.
Series 2014-A1R2-1A, 1.37%, (3M USD LIBOR + 1.10%), 01/31/31 (b)	250	248
Citigroup Inc.
Series 2015-A5-PC1, REMIC, 3.90%, 06/12/25	490	545
Series 2015-AM-PC1, REMIC, 4.29%, 06/12/25	150	162
Comenity Bank
Series 2018-A-A, 3.07%, 02/15/21	534	539
Series 2016-A-A, 2.03%, 06/15/21	410	414
Series 2019-A-C, 2.21%, 09/15/22	1,358	1,396
Series 2019-A-B, REMIC, 2.49%, 06/15/22	482	497
COMM 2013-CCRE6 Mortgage Trust
Series 2013-A4-CR6, REMIC, 3.10%, 02/10/23	410	421
COMM 2014-277P Mortgage Trust
Series 2014-A-277P, REMIC, 3.73%, 08/12/24 (b)	700	749
COMM 2014-CCRE17 Mortgage Trust
Series 2014-A4-CR17, REMIC, 3.70%, 04/12/24	403	434
Series 2014-A5-CR17, REMIC, 3.98%, 04/12/24	350	384
COMM 2014-LC15 Mortgage Trust
Series 2014-A4-LC15, REMIC, 4.01%, 03/12/24	400	435
COMM 2014-UBS4 Mortgage Trust
Series 2014-A5-UBS6, REMIC, 3.64%, 11/13/24	425	466
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	432	475
COMM 2015-LC21 Mortgage Trust
Series 2015-A3-LC21, REMIC, 3.45%, 05/12/25	400	436
Series 2015-A4-LC21, REMIC, 3.71%, 05/12/25	370	409
COMM Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	334	361
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	400	438
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	312	339
Conn's Receivables Funding 2019-B, LLC
Series 2019-A-B, REMIC, 2.66%, 06/15/24	89	89
CPS Auto Receivables Trust 2020-C
Series 2020-B-C, 1.01%, 01/15/25	493	493
Credit Suisse Mortgage Capital Certificates
Series 2019-A-ICE4, 1.13%, (1M USD LIBOR + 0.98%), 05/15/21 (b)	550	549
Series 2020-A1-SPT1, REMIC, 1.62%, 06/25/24 (j)	178	178
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 1.38%, (1M USD LIBOR + 1.23%), 05/17/21 (b)	250	249
CSMC 2020-NQM1 Trust
Series 2020-A1-NQM1, 1.21%, 05/25/65 (j)	426	426
DBWF 2018-GLKS Mortgage Trust
Series 2018-A-GLKS, REMIC, 1.19%, (1M USD LIBOR + 1.03%), 12/21/20 (b)	515	500
Dell Equipment Finance Trust 2020-2
Series 2020-A3-2, 0.57%, 10/23/23	463	463
Discover Card Execution Note Trust
Series 2017-A2-A2, 2.39%, 01/18/22	136	140
DLL LLC
Series 2019-A2-MT3, 2.13%, 01/20/22	311	313
Drive Auto Receivables Trust 2016-B
Series 2016-D-BA, 4.53%, 08/15/23	275	275
Drive Auto Receivables Trust 2018-2
Series 2018-C-2, 3.63%, 08/15/24	173	174
Series 2018-D-2, 4.14%, 08/15/24	100	105
Drive Auto Receivables Trust 2018-5
Series 2018-D-5, 4.30%, 08/15/22	523	562
Drive Auto Receivables Trust 2019-1
Series 2019-D-1, REMIC, 4.09%, 06/15/26	554	581
Enterprise Fleet Financing 2020-2, LLC
Series 2020-A2-2, REMIC, 0.61%, 01/20/24	338	338
Exantas Capital Corp
Series 2019-A-RSO7, 1.15%, (1M USD LIBOR + 1.00%), 04/15/22 (b)	219	213
Exeter Automobile Receivables Trust 2018-1
Series 2018-D-1A, 3.53%, 11/15/23	340	350
Fifth Third Auto Trust 2019-1
Series 2019-A3-1, 2.64%, 12/15/23	275	281
Flagship Credit Auto Trust 2019-1
Series 2019-A-1, 3.11%, 08/15/23	312	316
Ford Credit Auto Owner Trust 2017-REV1
Series 2017-A-1, 2.62%, 02/15/22	500	515
Ford Credit Auto Owner Trust 2018-B
Series 2018-A3-B, 3.24%, 11/15/21	111	113
Ford Credit Auto Owner Trust 2018-REV2
Series 2018-A-2, 3.47%, 07/15/23 (j)	175	189
Ford Credit Auto Owner Trust 2020-B
Series 2020-A2-B, 0.50%, 02/15/23	545	546
GM Financial Automobile Leasing Trust 2019-3
Series 2019-A2A-3, 2.09%, 10/20/21	134	135
GM Financial Automobile Leasing Trust 2020-1
Series 2020-A3-1, 1.67%, 12/20/22	448	455
GM Financial Automobile Leasing Trust 2020-2
Series 2020-A3-2, 0.80%, 07/20/23	80	81
GM Financial Automobile Leasing Trust 2020-3
Series 2020-A4-3, 0.51%, 01/20/23	701	701
GM Financial Consumer Automobile Receivables Trust 2020-1
Series 2020-A2-1, 1.83%, 09/16/21	301	303
Golden Credit Card Trust
Series 2018-A-4A, 3.44%, 08/15/23	267	289
GPMT Ltd
Series 2019-A-FL2, 1.46%, (1M USD LIBOR + 1.30%), 06/15/23 (b)	390	387
Grand Avenue CRE 2019-FL1
Series 2019-AS-FL1, 1.65%, (1M USD LIBOR + 1.50%), 06/15/37 (b)	580	574
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 1.22%, (1M USD LIBOR + 1.03%), 12/15/21 (b) (j)	340	329
Series 2019-B-WOLF, REMIC, 1.52%, (1M USD LIBOR + 1.33%), 12/15/21 (b) (j)	45	42
Series 2019-C-WOLF, REMIC, 1.82%, (1M USD LIBOR + 1.63%), 12/15/21 (b)	525	483
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 1.45%, (3M USD LIBOR + 1.18%), 10/20/31 (a) (b)	250	247
GS Mortgage Securities Corp Trust
Series 2019-A-SMP, 1.30%, (1M USD LIBOR + 1.15%), 08/16/32 (b)	100	96
Series 2019-B-BOCA, 1.65%, (1M USD LIBOR + 1.50%), 06/15/38 (b)	500	470
GS Mortgage Securities Corp Trust 2019-70P
Series 2019-A-70P, 1.15%, (1M USD LIBOR + 1.00%), 10/15/21 (b) (j)	492	474
Series 2019-B-70P, 1.48%, (1M USD LIBOR + 1.32%), 10/15/21 (b) (j)	360	338
GS Mortgage Securities Corporation II
Series 2005-A-ROCK, REMIC, 5.37%, 05/03/25	276	317
GS Mortgage Securities Trust 2013-GCJ14
Series 2013-A5-GC14, REMIC, 4.24%, 08/11/23	396	427
GS Mortgage Securities Trust 2014-GC18
Series 2014-A4-GC18, REMIC, 4.07%, 01/12/24	361	391
GS Mortgage Securities Trust 2015-GC28
Series 2015-A5-GC28, REMIC, 3.40%, 01/10/25	350	383

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Halcyon Loan Advisors Funding Ltd
Series 2015-A1R-3A, 1.17%, (3M USD LIBOR + 0.90%), 10/18/27 (a) (b)	333	330
Honda Auto Receivables 2020-2 Owner Trust
Series 2020-A3-2, 0.82%, 07/15/23	231	233
Series 2020-A4-2, 1.09%, 08/15/23	535	544
Honda Auto Receivables 2020-3 Owner Trust
Series 2020-A3-3, 0.37%, 11/20/23	302	302
Hyundai Auto Receivables Trust 2017-B
Series 2017-A3-B, 1.77%, 01/18/22	48	48
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-A-LAQ, 1.15%, (1M USD LIBOR + 1.00%), 06/15/35 (b)	265	253
Series 2019-A-ICON, REMIC, 3.88%, 01/05/24	250	263
Series 2019-C-ICON, REMIC, 4.54%, 01/05/24	55	56
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-A-AON, REMIC, 4.13%, 07/10/23	855	910
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-CFX-WPT, REMIC, 4.95%, 07/07/23	565	565
JPMBB Commercial Mortgage Securities Trust 2014-C18
Series 2014-A5-C18, REMIC, 4.08%, 02/16/24	445	487
JPMBB Commercial Mortgage Securities Trust 2015-C30
Series 2015-A5-C30, REMIC, 3.82%, 07/17/25	406	456
JPMCC Commercial Mortgage Securities Trust 2017-JP7
Series 2017-A3-JP7, REMIC, 3.38%, 07/17/24	117	126
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-A2-COR7, REMIC, 2.21%, 03/15/25 (b)	500	519
Kayne CLO 5 Ltd
Series 2019-A-5A, 1.61%, (3M USD LIBOR + 1.35%), 07/26/32 (b)	250	249
Key Commercial Mortgage Securities Trust 2018-S1
Series 2018-A1-S1, REMIC, 3.72%, 10/17/23	409	434
KREF Ltd
Series 2018-A-FL1, 1.25%, (1M USD LIBOR + 1.10%), 11/17/20 (b)	351	348
LMREC 2019-CRE3, LLC
Series 2019-A-CRE3, 1.55%, (1M USD LIBOR + 1.40%), 12/24/35 (b)	392	385
Loancore Issuer Ltd.
Series 2019-A-CRE2, 1.28%, (1M USD LIBOR + 1.13%), 10/15/23 (b)	190	187
M360 2018-Cre1, Ltd.
Series 2018-A-CRE1, 4.40%, 07/24/28	279	278
M360 2019-CRE2 LLC
Series 2019-A-CRE2, 1.55%, (1M USD LIBOR + 1.40%), 09/15/34 (b)	135	131
Marathon CRE 2018-FL1 Issuer, Ltd.
Series 2018-A-FL1, 1.30%, (1M USD LIBOR + 1.15%), 06/16/28 (b)	298	295
Marble Point CLO XV Ltd
Series 2019-A1-1A, 1.68%, (3M USD LIBOR + 1.42%), 07/23/32 (b)	250	247
Mercedes-Benz Auto Receivables Trust 2020-1
Series 2020-A2-1, 0.46%, 01/18/22	355	355
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
Series 2013-A4-C7, REMIC, 2.92%, 01/18/23	325	337
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8
Series 2013-A4-C8, REMIC, 3.13%, 01/18/23	370	385
Morgan Stanley Capital Barclays Bank Trust 2016-MART
Series 2016-A-MART, REMIC, 2.20%, 09/15/21	584	578
Morgan Stanley Capital I Trust 2015-420
Series 2015-A-420, REMIC, 3.73%, 10/15/24	390	416
Mountain View CLO X Ltd
Series 2015-AR-10A, 1.09%, (3M USD LIBOR + 0.82%), 10/13/27 (b)	421	417
Navient Private Education Refi Loan Trust 2020-F
Series 2020-A-FA, 1.22%, 07/15/69	90	90
Nextgear Floorplan Master Owner Trust
Series 2017-A2-2A, 2.56%, 10/15/20	416	416
Series 2018-A2-1A, 3.22%, 02/16/21	260	262
Nissan Auto Lease Trust
Series 2020-A3-B, 0.43%, 10/16/23	343	343
Octagon Investment Partners XVII, Ltd.
Series 2013-A1R2-1A, 1.24%, (3M USD LIBOR + 1.00%), 01/27/31 (b)	250	245
OREC Ltd.
Series 2018-A-CRE1, 1.33%, (1M USD LIBOR + 1.18%), 06/16/36 (b)	586	577
OZLM VIII, Ltd.
Series 2014-A1RR-8A, 2.30%, (3M USD LIBOR + 1.17%), 10/17/29 (b)	496	491
Palmer Square Loan Funding 2018-1 Ltd
Series 2018-A1-1A, REMIC, 0.88%, (3M USD LIBOR + 0.60%), 04/15/26 (b)	448	444
Palmer Square Loan Funding 2020-1, LLC
Series 2020-A1-1A, 1.05%, (3M USD LIBOR + 0.80%), 02/22/28 (b)	382	380
Parallel 2017-1 Ltd
Series 2017-A1R-1A, 1.30%, (3M USD LIBOR + 1.03%), 07/20/29 (b)	500	492
PFP 2019-6, Ltd.
Series 2019-A-6, 1.20%, (1M USD LIBOR + 1.05%), 04/16/37 (b)	100	98
PFS Financing Corp.
Series 2020-A-E, 1.00%, 10/16/23	200	201
Race Point IX CLO Ltd
Series 2015-A1AR-9A, 1.49%, (3M USD LIBOR + 1.21%), 10/15/30 (b)	249	247
Ready Captial Mortgage Financing 2019-FL3 LLC
Series 2019-A-FL3, REMIC, 1.15%, (1M USD LIBOR + 1.00%), 03/27/34 (b)	288	283
Salem Fields CLO Ltd 2016-2
Series 2016-A1R-2A, 1.39%, (3M USD LIBOR + 1.15%), 10/25/28 (b)	250	248
Santander Drive Auto Receivables Trust
Series 2018-B-4, 3.27%, 01/15/21	56	56
Santander Drive Auto Receivables Trust 2016-2
Series 2016-D-2, 3.39%, 04/15/22	112	112
Santander Retail Auto Lease Trust
Series 2019-A2-A, REMIC, 2.72%, 04/20/21	314	316
Santander Retail Auto Lease Trust 2019-B
Series 2019-A2A-B, REMIC, 2.29%, 07/21/21	332	336
Shackleton 2017-X CLO Ltd
Series 2017-AR-10A, 1.31%, (3M USD LIBOR + 1.04%), 04/20/29 (b)	250	246
Sound Point CLO, Ltd.
Series 2013-B-2RA, 1.73%, (3M USD LIBOR + 1.45%), 04/16/29 (b)	250	240
Synchrony Credit Card Master Note Trust
Series 2016-A-2, 2.21%, 05/15/21	450	455
Tesla Auto Lease Trust 2020-A
Series 2020-A3-A, 0.68%, 12/20/23	100	100
The Bancorp Commercial Mortgage 2019-CRE6 Trust
Series 2019-A-CRE6, REMIC, 1.20%, (1M USD LIBOR + 1.05%), 06/17/22 (b)	310	306
THL Credit Wind River 2017-1 CLO Ltd
Series 2017-AR-1A, 1.41%, (3M USD LIBOR + 1.14%), 04/18/29 (b)	426	422
THL Credit Wind River 2017-3 CLO Ltd
Series 2017-A-3A, 1.52%, (3M USD LIBOR + 1.25%), 10/15/30 (b)	250	247
Toyota Auto Receivables 2017-A Owner Trust
Series 2017-A4-A, 2.10%, 09/15/22	106	106
Toyota Auto Receivables Owner Trust
Series 2019-A3-A, 2.91%, 07/17/23	116	119
TPG Real Estate Finance Issuer Ltd.
Series 2018-A-FL2, 1.28%, (1M USD LIBOR + 1.13%), 11/15/37 (b)	420	416

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Trillium Credit Card Trust II
Series 2019-A-2A, 3.04%, 01/26/21	122	123
TRTX 2019-FL3 Issuer Ltd
Series 2019-A-FL3, 1.30%, (1M USD LIBOR + 1.15%), 10/17/34 (b)	338	330
UBS Commercial Mortgage Trust 2012-C1
Series 2012-A3-C1, REMIC, 3.40%, 03/11/22	380	389
UBS-Barclays Commercial Mortgage Trust
Series 2012-A5-C4, REMIC, 2.85%, 12/12/22	390	404
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-A4-C5, REMIC, 3.18%, 02/10/23	183	191
UBS-Barclays Commercial Mortgage Trust 2013-C6
Series 2013-A4-C6, REMIC, 3.24%, 03/10/23	420	440
Verizon Owner Trust 2020-B
Series 2020-A-B, 0.47%, 02/20/25	278	278
VNDO 2012-6AVE Mortgage Trust
Series 2012-A-6AVE, REMIC, 3.00%, 11/17/22	400	410
Volkswagen Auto Loan Enhanced Trust 2018-2
Series 2018-A3-2, 3.25%, 02/22/22	107	110
Volkswagen Auto Loan Enhanced Trust 2020-1
Series 2020-A3-1, 0.98%, 11/20/24	130	132
Series 2020-A4-1, 1.26%, 08/20/26	493	505
Waikiki Beach Hotel Trust 2019-WBM
Series 2019-A-WBM, REMIC, 1.20%, (1M USD LIBOR + 1.05%), 12/15/20 (b)	128	122
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-A2B-NXS4, REMIC, 4.82%, 11/18/20 (b)	6	6
Westlake Automobile Receivables Trust 2018-1
Series 2018-C-1A, 2.92%, 05/15/23	5	5
Westlake Automobile Receivables Trust 2018-3
Series 2018-B-3A, 3.32%, 10/16/23	265	266
Westlake Automobile Receivables Trust 2019-1
Series 2019-C-1A, 3.45%, 03/15/24	224	229
Westlake Automobile Receivables Trust 2019-3
Series 2019-C-3A, 2.49%, 04/15/22	380	387
Westlake Automobile Receivables Trust 2020-2
Series 2020-A2A-2A, 0.93%, 03/15/22	729	732
World Omni Automobile Lease Securitization Trust
Series 2019-A3-A, REMIC, 2.94%, 09/15/21	116	118
York CLO-2 Ltd
Series 2015-BR-1A, 1.71%, (3M USD LIBOR + 1.45%), 01/22/31 (b)	478	470
Total Non-U.S. Government Agency Asset-Backed Securities (cost $61,111)		61,910
GOVERNMENT AND AGENCY OBLIGATIONS 9.1%
U.S. Treasury Note 8.1%
Treasury, United States Department of
0.13%, 07/31/22 - 08/15/23	17,064	17,059
Sovereign 1.0%
Kenya, Government of
6.88%, 06/24/24 (a)	200	203
Korea National Oil Corporation
2.88%, 03/27/22 (a)	300	309
Ministerul Finantelor Publice
4.88%, 01/22/24 (a)	86	95
Nigeria, Federal Government of
6.75%, 01/28/21 (a)	400	401
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
4.33%, 05/28/25 (a)	225	254
Senegal, Government of
8.75%, 05/13/21 (a)	400	410
The Arab Republic of Egypt
6.13%, 01/31/22 (a)	250	256
The Republic of Indonesia, The Government of
4.45%, 02/11/24	200	222
		2,150
Total Government And Agency Obligations (cost $19,200)		19,209
SENIOR FLOATING RATE INSTRUMENTS 2.4%
Communication Services 0.7%
CenturyLink, Inc.
2020 Term Loan A, 2.16%, (3M USD LIBOR + 2.00%), 01/31/25 (b)	292	282
Comcast Hulu Holdings, LLC
Term Loan, 0.00%, (3M USD LIBOR + 0.75%), 03/15/24 (b) (k) (l)	1,000	990
ION Media Networks, Inc.
2019 Term Loan B, 0.00%, (3M USD LIBOR + 3.00%), 12/17/24 (b) (l)	175	174
Uber Technologies, Inc.
2018 Incremental Term Loan, 3.65%, (1M USD LIBOR + 3.50%), 07/13/23 (b)	149	147
		1,593
Health Care 0.4%
IQVIA Inc.
2017 USD Term Loan B2, 0.00%, (3M USD LIBOR + 1.75%), 06/13/23 (b) (k) (l)	167	166
Jaguar Holding Company II
Term Loan, 0.00%, (3M USD LIBOR + 2.50%), 08/18/22 (b) (l)	226	225
2018 Term Loan , 3.50%, (1M USD LIBOR + 2.50%), 08/18/22 (b)	171	170
Wink Holdco, Inc
1st Lien Term Loan B, 0.00%, (3M USD LIBOR + 3.00%), 11/01/24 (b) (l)	250	249
		810
Consumer Discretionary 0.3%
Core & Main LP
2017 Term Loan B, 3.75%, (6M USD LIBOR + 2.75%), 07/19/24 - 08/01/24 (b)	90	88
2017 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 07/19/24 (b)	59	58
CWGS Group, LLC
Term Loan, 0.00%, (1M USD LIBOR + 2.75%), 11/02/23 (b) (l)	153	149
NVA Holdings, Inc.
2020 Term Loan A5, 2.69%, (3M USD LIBOR + 2.50%), 02/19/25 (b) (k)	99	96
PetSmart, Inc.
Consenting Term Loan, 0.00%, (3M USD LIBOR + 3.50%), 03/11/22 (b) (l)	210	209
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 3.81%, (3M USD LIBOR + 3.50%), 06/29/25 (b)	95	94
		694
Information Technology 0.3%
Broadcom Inc.
2019 1st Lien Term Loan A3, 1.28%, (3M USD LIBOR + 1.13%), 11/04/22 (b) (k)	218	217
Science Applications International Corporation
2020 Incremental Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 03/05/27 (b)	108	106
Sophia, L.P.
2017 Term Loan B, 4.25%, (1M USD LIBOR + 3.25%), 09/30/22 (b)	223	222
Vertafore, Inc.
2018 1st Lien Term Loan, 0.00%, 06/04/25 (b) (l)	13	13
		558
Industrials 0.2%
Advanced Disposal Services Inc.
Term Loan B3, 3.00%, (3M USD LIBOR + 2.25%), 11/10/23 (b)	161	160
Otis Worldwide Corp
Delayed Draw Term Loan, 1.32%, (3M USD LIBOR + 1.13%), 02/10/23 (b)	113	112
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.90%, (1M USD LIBOR + 2.75%), 02/05/23 (b)	18	17
USD 2017 Term Loan, 2.91%, (3M USD LIBOR + 2.75%), 02/05/23 (b)	107	105
		394

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Financials 0.2%
Asurion LLC
2017 Term Loan B4, 0.00%, (3M USD LIBOR + 3.00%), 08/04/22 (b) (l)	10	10
2018 Term Loan B6, 0.00%, (3M USD LIBOR + 3.00%), 11/03/23 (b) (l)	63	62
Nielsen Finance LLC
USD Term Loan B4, 2.15%, (3M USD LIBOR + 2.00%), 10/04/23 (b)	285	279
		351
Real Estate 0.1%
Invitation Homes Operating Partnership LP
Term Loan A, 0.00%, (3M USD LIBOR + 1.70%), 02/06/22 (b) (l)	170	166
Term Loan A, 1.86%, (3M USD LIBOR + 1.70%), 02/06/22 (b)	130	127
		293
Materials 0.1%
Berry Global, Inc.
Term Loan W, 0.00%, (3M USD LIBOR + 2.00%), 10/01/22 (b) (l)	225	223
Consumer Staples 0.1%
US Foods, Inc.
2016 Term Loan B, 1.91%, (1M USD LIBOR + 1.75%), 06/27/23 (b)	129	124
Total Senior Floating Rate Instruments (cost $5,031)		5,040
SHORT TERM INVESTMENTS 4.3%
Commercial Paper 1.9%
AstraZeneca PLC
1.85%, 12/11/20 (m)	415	414
Cigna Corporation
0.25%, 10/02/20 (m)	250	250
CommonSpirit Health
1.90%, 10/07/20 (m)	100	100
Enable Midstream Partners, LP
0.65%, 10/15/20 (m)	328	328
Enel Finance America, LLC
0.32%, 10/14/20 (m)	250	250
0.30%, 10/27/20 (m)	250	250
Ford Motor Credit Company LLC
6.45%, 02/01/21 (m)	136	136
General Motors Financial Company, Inc.
0.45%, 10/01/20 (m)	730	730
Hyundai Capital America
0.25%, 10/19/20 (m)	500	500
Jabil Inc.
0.70%, 10/02/20 (m)	585	585
0.75%, 11/13/20 (m)	250	250
Nissan Motor Acceptance Corporation
5.50%, 12/14/20 (m)	250	249
		4,042
U.S. Treasury Bill 1.5%
Treasury, United States Department of
0.15%, 11/12/20 (m)	3,235	3,235
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (n) (o)	1,818	1,818
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (n) (o)	52	52
Total Short Term Investments (cost $9,141)		9,147
Total Investments 100.1% (cost $210,544)		212,655
Other Derivative Instruments 0.0%		9
Other Assets and Liabilities, Net (0.1)%		(185)
Total Net Assets 100.0%		212,479

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $50,650 and 23.8% of the Fund.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Convertible security.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) All or a portion of the security was on loan as of September 30, 2020.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) The coupon rate represents the yield to maturity.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
BG Gas International B.V., 0.00%, 11/04/21	05/12/20	343	347	0.2
CNAC (HK) Finbridge Company Limited, 3.50%, 07/19/22	04/27/20	201	205	0.1
SunPower Corporation, 0.88%, 06/01/21	05/18/20	17	18	—
UBS AG, 5.13%, 05/15/24	08/14/20	550	551	0.2
		1,111	1,121	0.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	161	January 2021	35,557	(1)	17

Short Contracts
United States 5 Year Note	(79)	January 2021	(9,943)	10	(13)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 69.9%
U.S. Treasury Note 29.2%
Treasury, United States Department of
1.75%, 11/30/21	500	509
1.38%, 01/31/22 - 08/31/26	18,605	19,357
1.75%, 02/28/22 (a)	1,165	1,192
0.38%, 03/31/22 - 09/30/27	13,784	13,790
1.88%, 11/30/21 - 07/31/26	25,890	26,982
2.00%, 10/31/21 - 08/15/25	18,144	18,966
2.63%, 12/15/21 - 02/15/29	13,243	14,544
2.50%, 01/15/22 - 05/15/24	15,111	16,040
0.25%, 04/15/23 - 09/30/25	14,820	14,816
1.25%, 07/31/23	1,650	1,701
0.13%, 04/30/22 - 09/15/23	30,360	30,347
1.63%, 10/31/23	1,080	1,128
2.13%, 11/30/23	1,660	1,762
2.25%, 04/15/22 - 02/15/27	19,740	21,543
2.38%, 03/15/22 - 05/15/27	10,209	11,091
1.75%, 03/31/22 - 11/15/29	26,435	27,743
2.13%, 12/31/21 - 05/31/26	22,347	23,804
1.13%, 02/28/22 - 02/28/25	4,815	4,950
2.88%, 11/15/21 - 08/15/28	24,080	26,754
2.75%, 04/30/23 - 02/15/28	24,486	27,018
3.00%, 10/31/25	1,745	1,983
2.00%, 11/15/26	4,160	4,566
1.63%, 12/31/21 - 08/15/29	29,537	31,138
0.63%, 03/31/27 - 08/15/30	11,471	11,452
0.50%, 04/30/27 - 08/31/27	12,660	12,706
3.13%, 11/15/28	3,190	3,842
1.50%, 10/31/21 - 02/15/30	29,098	30,366
		400,090
Mortgage-Backed Securities 26.8%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/20 - 07/01/49	13,783	14,779
6.50%, 07/01/28 - 03/01/39	132	158
6.00%, 02/01/29 - 05/01/40	432	516
2.50%, 07/01/35 (b)	497	520
2.00%, 01/01/29 - 09/01/35	1,134	1,180
5.50%, 11/01/28 - 02/01/40	665	778
5.00%, 02/01/21 - 10/01/49	2,010	2,269
4.00%, 12/01/20 - 04/01/50	10,083	10,953
4.50%, 09/01/22 - 04/01/50	4,862	5,357
3.00%, 02/01/24 - 06/01/50	19,203	20,272
2.50%, 08/01/27 - 08/01/50	9,107	9,559
3.00%, 05/01/50 - 07/01/50 (b)	1,290	1,355
Federal National Mortgage Association, Inc.
5.00%, 10/01/21 - 06/01/49	2,287	2,600
4.50%, 11/01/20 - 06/01/49	7,118	7,863
2.50%, 12/01/21 - 07/01/50	12,236	12,831
TBA, 2.00%, 10/15/31 - 11/15/50 (b)	17,075	17,672
2.00%, 11/01/31	82	86
2.50%, 07/01/31 - 01/01/32	466	490
6.00%, 05/01/24 - 09/01/39	794	940
TBA, 2.50%, 10/15/32 - 09/01/50 (b)	24,593	25,789
6.50%, 07/01/32 - 12/01/38	248	297
TBA, 1.50%, 11/15/35 (b)	550	562
7.00%, 02/01/31 - 02/01/38	28	33
5.50%, 01/01/22 - 02/01/42	1,357	1,572
7.50%, 11/01/37	1	2
2.00%, 09/01/28 - 09/01/40	1,224	1,270
5.00%, 06/01/40 - 11/01/43	149	169
4.00%, 03/01/24 - 10/01/49	19,500	21,112
3.50%, 09/01/25 - 04/01/50	26,392	28,234
3.50%, 03/01/26 - 04/01/46	637	682
4.00%, 06/01/44 - 07/01/46	565	619
3.00%, 11/01/26 - 07/01/50	42,680	44,979
TBA, 4.50%, 10/15/46 (b)	3,250	3,516
3.00%, 02/01/31 - 12/01/46	768	811
TBA, 3.00%, 10/15/32 - 09/01/50 (b)	8,050	8,438
TBA, 4.00%, 10/15/47 (b)	7,075	7,544
TBA, 5.00%, 10/15/47 (b)	100	110
TBA, 3.50%, 10/15/32 - 10/15/48 (b)	15,525	16,375
Government National Mortgage Association
2.50%, 08/20/27 - 11/20/46	149	157
2.50%, 09/20/27 - 12/20/46	606	637
8.50%, 06/15/30 - 12/15/30	1	1
6.00%, 05/15/32 - 12/20/40	159	184
6.50%, 07/15/38	20	23
5.50%, 08/15/33 - 04/20/43	302	349
4.00%, 12/15/24 - 10/20/49	12,011	13,017
3.50%, 12/20/45 - 09/20/46	1,094	1,176
4.00%, 09/20/46	186	202
TBA, 2.50%, 10/15/44 - 02/20/47 (b)	10,353	10,875
3.00%, 11/20/45 - 12/20/46	3,946	4,155
TBA, 3.00%, 10/15/47 - 05/20/50 (b)	8,844	9,261
TBA, 3.50%, 10/15/47 (b)	2,400	2,528
TBA, 4.00%, 10/15/47 (b)	650	691
3.00%, 01/20/27 - 08/20/50	15,997	16,868
3.50%, 05/15/26 - 06/20/50	22,261	23,839
5.00%, 03/15/33 - 06/20/49	2,453	2,738
4.50%, 04/20/26 - 06/20/49	6,237	6,849
TBA, 2.00%, 11/15/50 (b)	650	674
		366,516
U.S. Treasury Bond 7.8%
Treasury, United States Department of
6.50%, 11/15/26	1,000	1,370
5.25%, 11/15/28	182	250
4.75%, 02/15/37	442	696
3.50%, 02/15/39	800	1,123
4.50%, 08/15/39	558	882
4.63%, 02/15/40	500	805
1.13%, 05/15/40 - 08/15/40	7,210	7,087
4.38%, 05/15/40	1,488	2,335
3.88%, 08/15/40	1,248	1,847
4.75%, 02/15/41	1,885	3,109
3.63%, 08/15/43 - 02/15/44	4,851	7,081
3.75%, 11/15/43	2,390	3,550
3.13%, 11/15/41 - 05/15/48	3,832	5,275
3.00%, 05/15/42 - 02/15/49	16,746	22,638
2.88%, 05/15/43 - 05/15/49	4,644	6,120
2.50%, 02/15/45 - 05/15/46	5,845	7,212
2.25%, 08/15/46 - 08/15/49	5,315	6,296
2.88%, 11/15/46	1,321	1,746
2.75%, 08/15/42 - 11/15/47	6,904	8,912
3.38%, 05/15/44 - 11/15/48	4,472	6,407
2.38%, 11/15/49	2,485	3,034
2.00%, 02/15/50	3,114	3,522
1.25%, 05/15/50	2,447	2,319
1.38%, 08/15/50	3,796	3,715
		107,331
Sovereign 2.5%
Asian Development Bank
1.88%, 08/10/22	300	309
1.75%, 09/13/22	235	242
2.75%, 03/17/23 - 01/19/28	590	659
2.13%, 03/19/25	200	215
2.38%, 08/10/27	300	334
6.38%, 10/01/28	210	296
Canada, Government of
1.63%, 01/22/25	200	211
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
4.13%, 08/25/27	500	583
6.55%, 03/14/37	250	378
El Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	190	219
4.13%, 11/20/45	200	236
5.10%, 06/18/50	100	134
4.98%, 04/20/55	100	133
European Investment Bank
2.38%, 06/15/22	500	518
2.00%, 12/15/22	500	519
2.50%, 03/15/23	400	422
2.25%, 03/15/22 - 06/24/24	390	408
1.88%, 02/10/25	600	638

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Export Development Canada
2.75%, 03/15/23 (a)	300	318
Gobierno de la Republica de Chile
3.24%, 02/06/28	400	444
Gobierno Federal de los Estados Unidos Mexicanos
4.00%, 10/02/23	300	326
3.60%, 01/30/25	230	248
8.30%, 08/15/31	300	430
4.75%, 04/27/32 (a)	300	333
4.75%, 03/08/44	556	609
5.55%, 01/21/45	500	604
4.60%, 01/23/46	250	268
5.75%, 10/12/10	100	115
Gouvernement de la Province de Quebec
7.50%, 07/15/23	100	119
7.13%, 02/09/24	250	304
2.88%, 10/16/24	300	328
Government of the Republic of Panama
6.70%, 01/26/36	400	582
4.50%, 04/16/50	200	250
Inter-American Development Bank
2.50%, 01/18/23	500	525
2.13%, 01/15/25	500	536
4.38%, 01/24/44	100	153
International Bank for Reconstruction and Development
2.13%, 12/13/21	300	307
1.63%, 02/10/22	350	356
1.88%, 10/07/22	500	516
7.63%, 01/19/23	800	933
2.50%, 07/29/25 - 11/22/27	1,340	1,501
Israel, Government of
4.00%, 06/30/22	500	531
5.50%, 04/26/24	142	167
Japan Bank For International Cooperation
1.75%, 01/23/23	200	206
3.25%, 07/20/23	200	216
3.38%, 07/31/23	400	433
2.13%, 02/10/25	250	267
2.25%, 11/04/26	400	434
2.00%, 10/17/29 (a)	400	432
KfW
2.63%, 01/25/22	700	722
2.13%, 03/07/22 (a)	290	298
2.13%, 06/15/22	240	248
2.38%, 12/29/22	300	314
2.50%, 11/20/24	800	871
2.00%, 05/02/25 (a)	680	730
0.00%, 06/29/37 (c)	150	121
Koztarsasagi Elnoki Hivatal
5.38%, 03/25/24	250	286
7.63%, 03/29/41	250	446
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	451
Manitoba, Province of
3.05%, 05/14/24	350	381
Ministry of Defence State of Israel
2.75%, 07/03/30	400	442
3.38%, 01/15/50	200	221
4.50%, 04/03/20	300	410
Ontario, Government of
3.40%, 10/17/23	135	147
3.20%, 05/16/24	300	329
Presidencia de la Republica de Colombia
8.13%, 05/21/24	400	483
7.38%, 09/18/37	650	913
5.63%, 02/26/44	200	248
Segretariato Generale Della Presidenza Della Repubblica
6.88%, 09/27/23	750	871
5.38%, 06/15/33	200	251
Tennessee Valley Authority
5.25%, 09/15/39 (d)	200	307
5.38%, 04/01/56 (d)	300	513
The Export-Import Bank of Korea
3.25%, 11/10/25	400	447
The Philippines, Government of
4.20%, 01/21/24	250	278
9.50%, 02/02/30	400	659
6.38%, 01/15/32	500	705
3.70%, 03/01/41	300	346
The Province of Alberta, Government of
3.30%, 03/15/28	200	232
The Province of British Columbia, Government of
6.50%, 01/15/26	70	90
The Republic of Indonesia, The Government of
2.95%, 01/11/23	400	417
2.85%, 02/14/30 (a)	600	630
5.35%, 02/11/49	200	265
The Republic of Korea, Government of
5.63%, 11/03/25	250	311
Urzad Rady Ministrow
5.00%, 03/23/22	500	535
3.00%, 03/17/23	500	530
		34,693
U.S. Government Agency Obligations 1.4%
Council of Federal Home Loan Banks
1.38%, 02/17/23 (d)	1,500	1,541
0.50%, 04/14/25 (d)	400	402
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
1.65%, 07/23/35 (d)	225	224
Federal Home Loan Banks Office of Finance
2.50%, 02/13/24 (d)	1,000	1,076
2.88%, 09/13/24 (d)	800	880
5.50%, 07/15/36 (d)	700	1,090
Federal Home Loan Mortgage Corporation
2.38%, 01/13/22 (d)	1,300	1,337
0.13%, 07/25/22 (d)	500	500
0.38%, 04/20/23 - 05/05/23 (d)	1,250	1,255
2.75%, 06/19/23 (d)	500	534
0.25%, 06/08/22 - 08/24/23 (d)	2,500	2,502
6.75%, 09/15/29 (a) (d)	60	91
6.75%, 03/15/31 (d)	120	188
6.25%, 07/15/32 (a) (d)	205	320
Federal National Mortgage Association, Inc.
2.25%, 04/12/22 (d)	500	516
2.38%, 01/19/23 (d)	500	525
0.25%, 05/22/23 - 07/10/23 (d)	1,000	1,000
2.88%, 09/12/23 (d)	400	431
2.63%, 09/06/24 (d)	900	983
1.63%, 10/15/24 (d)	500	527
0.63%, 04/22/25 (d)	1,000	1,011
0.50%, 06/17/25 (d)	1,000	1,003
7.25%, 05/15/30 (d)	540	847
6.63%, 11/15/30 (d)	631	967
		19,750
Commercial Mortgage-Backed Securities 1.1%
Fannie Mae Multifamily REMIC Trust
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	500	553
Federal Home Loan Mortgage Corporation
Series A2-K017, REMIC, 2.87%, 12/25/21	323	330
Series A1-K032, REMIC, 3.02%, 02/25/23	98	101
Series A2-K032, REMIC, 3.31%, 05/25/23 (e)	550	588
Series A2-K033, REMIC, 3.06%, 07/25/23 (e)	500	532
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,093
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,109
Series A2-K047, REMIC, 3.33%, 05/25/25	500	556
Series A2-K062, REMIC, 3.41%, 12/25/26	500	576
Series A2-K082, REMIC, 3.92%, 09/25/28	1,000	1,209
Series A2-K087, REMIC, 3.77%, 12/25/28	500	600
Series A2-K092, REMIC, 3.30%, 04/25/29	400	467
Series A1-K099, REMIC, 2.26%, 06/25/29	394	423
Series A1-K106, REMIC, 1.78%, 10/25/29	498	523
Series A2-K103, REMIC, 2.65%, 11/25/29	600	677
Series K-A2-1516, REMIC, 1.72%, 05/25/35	750	766

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Federal National Mortgage Association, Inc.
Series 2013-APT-M14, REMIC, 2.71%, 04/25/23 (e)	105	108
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (e)	1,367	1,484
Series 2017-A2-M2, REMIC, 2.90%, 02/25/27 (e)	1,000	1,106
Series 2018-A2-M1, REMIC, 3.08%, 12/25/27 (e)	500	564
Series 2018-A2-M14, REMIC, 3.70%, 08/25/28 (e)	500	591
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	300	341
		14,297
Municipal 0.8%
California, State of
3.50%, 04/01/28	80	93
7.55%, 04/01/39	300	525
7.30%, 10/01/39	150	246
Chicago Transit Authority
6.90%, 12/01/40	200	285
Connecticut, State of
5.85%, 03/15/32	125	174
Cook, County of
6.23%, 11/15/34	100	143
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	268
Dallas County Hospital District
5.62%, 08/15/44	300	453
Dallas Independent School District
insured by Texas Permanent School Fund, 6.45%, 02/15/35	300	309
District of Columbia, Government of
5.59%, 12/01/34	220	300
Illinois, State of
5.10%, 06/01/33	300	303
7.35%, 07/01/35	400	453
Los Angeles Department of Water and Power
5.72%, 07/01/39	245	366
Los Angeles Unified School District
5.76%, 07/01/29	200	258
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	375
Metropolitan Transportation Commission
6.26%, 04/01/49	200	341
Municipal Electric Authority of Georgia
7.06%, 04/01/57	197	290
New Jersey Economic Development Authority
insured by National Public Finance Guarantee Corp., 7.43%, 02/15/29	200	249
New Jersey Turnpike Authority
7.10%, 01/01/41	250	411
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	372
New York City Transitional Finance Authority
5.77%, 08/01/36	260	345
Rector and Visitors of the University of Virginia
2.26%, 09/01/50	300	296
San Diego County Water Authority
6.14%, 05/01/49	260	417
State Public School Building Authority
5.00%, 09/15/27	300	360
Texas A&M University
3.66%, 07/01/47	100	110
Texas Department of Transportation
5.18%, 04/01/30	400	513
Texas, State of
5.52%, 04/01/39	200	305
The Ohio State University
4.91%, 06/01/40	200	279
3.80%, 12/01/46	500	629
The Port Authority of New York and New Jersey
6.04%, 12/01/29	200	275
4.46%, 10/01/62	300	384
University of Pittsburgh - of The Commonwealth System of Higher Education
3.56%, 09/15/19	300	364
Wisconsin, State of
insured by Assured Guaranty Municipal Corp., 5.70%, 05/01/26	410	485
		10,976
U.S. Treasury Securities 0.3%
Treasury, United States Department of
2.00%, 02/15/23	3,409	3,558
Financials 0.0%
The Korea Development Bank
3.38%, 09/16/25	500	560
Total Government And Agency Obligations (cost $909,973)		957,771
CORPORATE BONDS AND NOTES 27.9%
Financials 8.0%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/23/23	300	298
3.88%, 01/23/28	300	276
AerCap Ireland Limited
3.95%, 02/01/22	750	759
AFLAC Incorporated
3.63%, 06/15/23	200	216
Aktiebolaget Svensk Exportkredit
2.38%, 03/09/22	300	309
Ally Financial Inc.
3.88%, 05/21/24	300	320
5.80%, 05/01/25	250	288
8.00%, 11/01/31 (a)	300	410
American Express Company
2.65%, 12/02/22	500	523
3.00%, 10/30/24	400	433
4.05%, 12/03/42	400	502
American Express Credit Corporation
3.30%, 05/03/27	300	339
American International Group, Inc.
4.88%, 06/01/22	200	214
2.50%, 06/30/25	350	374
3.90%, 04/01/26	350	398
4.20%, 04/01/28	130	151
4.25%, 03/15/29	300	353
3.40%, 06/30/30	350	386
4.80%, 07/10/45	290	352
4.75%, 04/01/48	60	73
4.38%, 06/30/50	350	408
American Water Capital Corp.
3.75%, 09/01/47	100	116
Aon Corporation
3.75%, 05/02/29	300	346
2.80%, 05/15/30	350	379
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	190
Ares Capital Corporation
4.25%, 03/01/25	300	310
Asian Development Bank
1.50%, 10/18/24	400	418
0.63%, 04/29/25	240	242
1.88%, 01/24/30	200	218
Asian Infrastructure Investment Bank
0.50%, 05/28/25	350	349
AXA
8.60%, 12/15/30	100	151
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	500	501
Banco Santander, S.A.
3.13%, 02/23/23	400	418
2.75%, 05/28/25 (f)	400	420
3.80%, 02/23/28	400	439
Bank of America Corporation
2.82%, 07/21/23 (e)	800	831
3.00%, 12/20/23	1,300	1,365
3.86%, 07/23/24	140	152
4.20%, 08/26/24	750	834

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
4.00%, 04/01/24 - 01/22/25	450	499
3.46%, 03/15/25	400	434
2.46%, 10/22/25	400	422
1.32%, 06/19/26	165	166
4.25%, 10/22/26	750	864
3.59%, 07/21/28	750	838
3.97%, 03/05/29	150	172
4.27%, 07/23/29	170	199
3.19%, 07/23/30	300	331
2.88%, 10/22/30	400	430
2.50%, 02/13/31	185	194
2.59%, 04/29/31	250	264
1.90%, 07/23/31	150	149
4.24%, 04/24/38	120	146
2.68%, 06/19/41	165	168
4.44%, 01/20/48 (e)	120	155
3.95%, 01/23/49	75	91
4.33%, 03/15/50	300	381
Bank of Montreal
2.90%, 03/26/22 (f)	400	415
3.80%, 12/15/32	300	333
Banque Developpt Conseil Europe 9
1.38%, 02/27/25	300	312
Barclays PLC
1.70%, 05/12/22 (f)	350	356
3.65%, 03/16/25	400	431
5.25%, 08/17/45	250	328
Berkshire Hathaway Finance Corporation
4.30%, 05/15/43	200	256
4.20%, 08/15/48	135	172
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	245
BlackRock, Inc.
3.38%, 06/01/22	350	367
2.40%, 04/30/30	200	217
BNP Paribas
4.25%, 10/15/24	250	278
BPCE
4.00%, 04/15/24	200	221
Brighthouse Financial, Inc.
3.70%, 06/22/27	300	311
Brookfield Asset Management Inc.
4.00%, 01/15/25	250	280
Brookfield Financial, Inc.
3.90%, 01/25/28	150	167
Canadian Imperial Bank of Commerce
2.25%, 01/28/25 (f)	200	210
Capital One Financial Corporation
3.50%, 06/15/23	550	588
4.20%, 10/29/25	500	555
Chubb INA Holdings Inc.
2.70%, 03/13/23	500	525
4.35%, 11/03/45	150	196
Cincinnati Financial Corporation
6.13%, 11/01/34	100	143
Citigroup Inc.
2.90%, 12/08/21	250	257
4.50%, 01/14/22	750	788
2.75%, 04/25/22	500	517
4.05%, 07/30/22	400	425
1.68%, 05/15/24	500	512
5.50%, 09/13/25	300	355
3.11%, 04/08/26	250	270
3.20%, 10/21/26	780	860
3.89%, 01/10/28 (e)	160	181
3.67%, 07/24/28 (e)	450	505
4.13%, 07/25/28	250	287
4.08%, 04/23/29	115	132
6.63%, 06/15/32	300	418
5.88%, 01/30/42	489	713
4.75%, 05/18/46	200	251
4.28%, 04/24/48	60	75
4.65%, 07/23/48	140	183
CME Group Inc.
3.00%, 03/15/25	200	219
Cooperatieve Rabobank U.A.
4.38%, 08/04/25	500	565
5.25%, 08/04/45	250	339
Corporacion Andina de Fomento
4.38%, 06/15/22	750	791
Credit Suisse (USA), Inc.
3.00%, 10/29/21	500	514
3.63%, 09/09/24	250	277
Credit Suisse Group Funding (Guernsey) Ltd
4.88%, 05/15/45	250	330
Credit Suisse Holdings (USA), Inc.
2.80%, 04/08/22	250	259
2.95%, 04/09/25	250	273
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	220	226
3.95%, 02/27/23	500	525
3.55%, 09/18/31 (f)	300	302
Diamond Finance International Limited
6.02%, 06/15/26 (g)	425	500
8.10%, 07/15/36 (g)	145	190
8.35%, 07/15/46 (g)	120	159
Discover Bank
4.25%, 03/13/26	200	228
2.70%, 02/06/30	250	262
Equitable Holdings, Inc.
4.35%, 04/20/28	85	97
5.00%, 04/20/48	100	118
ERP Operating Limited Partnership
2.50%, 02/15/30	200	212
European Bank for Reconstruction and Development
0.25%, 07/10/23 (a)	300	299
0.50%, 05/19/25	500	502
European Investment Bank
1.38%, 09/06/22 - 05/15/23	1,250	1,279
1.63%, 03/14/25	210	221
0.38%, 12/15/25	225	224
Fifth Third Bancorp
8.25%, 03/01/38	300	489
GE Capital International Funding Company Unlimited Company
3.37%, 11/15/25	500	534
4.42%, 11/15/35	350	369
General Motors Financial Company, Inc.
3.55%, 07/08/22	300	310
4.15%, 06/19/23	500	530
4.00%, 01/15/25	200	213
2.90%, 02/26/25	200	206
HSBC Holdings PLC
3.26%, 03/13/23 (e)	900	931
4.25%, 03/14/24	150	161
3.80%, 03/11/25 (f)	400	431
3.97%, 05/22/30	300	335
7.63%, 05/17/32	650	892
6.10%, 01/14/42	300	427
ING Groep N.V.
3.55%, 04/09/24	300	326
Inter-American Development Bank
2.13%, 01/18/22	1,000	1,024
1.75%, 04/14/22	400	409
1.75%, 03/14/25 (a)	160	169
Intercontinental Exchange, Inc.
4.00%, 10/15/23	300	330
2.10%, 06/15/30	400	413
2.65%, 09/15/40	80	80
4.25%, 09/21/48	75	93
3.00%, 06/15/50 - 09/15/60	485	504
International Bank for Reconstruction and Development
1.63%, 01/15/25	250	263
0.63%, 04/22/25	430	434
0.38%, 07/28/25	300	299
International Finance Corporation
2.00%, 10/24/22	500	518
1.38%, 10/16/24	400	416

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Jefferies Financial Group Inc.
5.50%, 10/18/23	400	440
Jefferies Group LLC
4.15%, 01/23/30	150	169
JPMorgan Chase & Co.
3.20%, 01/25/23	500	531
2.78%, 04/25/23	900	931
3.38%, 05/01/23	750	797
3.63%, 05/13/24	250	276
1.51%, 06/01/24	400	408
3.80%, 07/23/24	130	141
3.13%, 01/23/25	305	333
2.30%, 10/15/25	235	247
2.08%, 04/22/26	250	261
8.00%, 04/29/27	200	274
3.54%, 05/01/28	300	337
2.18%, 06/01/28	500	522
3.51%, 01/23/29	200	225
4.01%, 04/23/29	150	174
4.20%, 07/23/29	640	755
2.74%, 10/15/30	220	237
2.52%, 04/22/31	405	431
2.96%, 05/13/31	350	375
3.11%, 04/22/41 - 04/22/51	700	753
5.60%, 07/15/41	800	1,170
3.96%, 11/15/48	200	241
3.90%, 01/23/49	105	126
KeyCorp
2.25%, 04/06/27	250	265
KfW
2.50%, 02/15/22	400	412
1.63%, 02/15/23	600	619
Lazard Group LLC
4.38%, 03/11/29	300	343
Lincoln National Corporation
4.00%, 09/01/23	500	546
Lloyds Banking Group PLC
3.90%, 03/12/24 (f)	300	327
3.87%, 07/09/25 (f)	250	272
4.65%, 03/24/26	500	553
4.34%, 01/09/48	500	585
LYB International Finance B.V.
5.25%, 07/15/43	300	367
Markel Corporation
4.15%, 09/17/50	300	358
Marsh & Mclennan Companies, Inc.
4.90%, 03/15/49	65	90
Merrill Lynch & Co., Inc.
6.11%, 01/29/37	250	351
MetLife, Inc.
3.60%, 04/10/24	250	275
5.70%, 06/15/35	100	146
6.40%, 12/15/36	100	124
5.88%, 02/06/41	300	436
Mitsubishi UFJ Financial Group Inc
3.76%, 07/26/23	300	325
4.29%, 07/26/38	300	364
Mizuho Financial Group Inc
3.55%, 03/05/23	300	320
4.02%, 03/05/28	500	580
2.20%, 07/10/31	200	202
Morgan Stanley
2.63%, 11/17/21	500	512
3.13%, 01/23/23	150	159
3.75%, 02/25/23	300	322
3.70%, 10/23/24	500	554
4.00%, 07/23/25	750	846
6.25%, 08/09/26	200	253
4.35%, 09/08/26	650	749
3.63%, 01/20/27	600	678
2.70%, 01/22/31	185	197
6.38%, 07/24/42	300	467
4.38%, 01/22/47	200	260
National Australia Bank Limited
2.50%, 07/12/26	500	544
Nomura Holdings, Inc.
2.65%, 01/16/25	200	210
Nordiska Investeringsbanken, Pohjoismaiden Investointipankki Nib, Nordic Investment Bank
0.38%, 05/19/23	400	401
Northern Trust Corporation
3.95%, 10/30/25	250	289
ORIX Corporation
3.70%, 07/18/27	200	226
PNC Bank, National Association
4.20%, 11/01/25	300	347
Prudential Financial, Inc.
3.50%, 05/15/24	500	553
5.20%, 03/15/44 (e)	250	263
4.60%, 05/15/44	150	183
3.91%, 12/07/47	313	349
4.35%, 02/25/50	300	359
3.70%, 03/13/51	300	330
Royal Bank of Canada
1.60%, 04/17/23 (f)	250	257
S&P Global Inc.
2.50%, 12/01/29	200	218
Santander Holdings USA, Inc.
4.50%, 07/17/25	500	553
Shire Acquisitions Investments Ireland Designated Activity Company
3.20%, 09/23/26	500	555
State Street Corporation
3.10%, 05/15/23	500	533
3.03%, 11/01/34	230	251
Sumitomo Mitsui Banking Corporation
3.40%, 07/11/24	500	544
Sumitomo Mitsui Financial Group, Inc.
3.10%, 01/17/23	100	105
3.45%, 01/11/27	150	167
3.54%, 01/17/28	200	224
3.04%, 07/16/29	300	326
SunTrust Banks, Inc.
2.80%, 05/17/22	500	519
Synchrony Financial
4.25%, 08/15/24	250	271
TD Ameritrade Holding Corporation
2.95%, 04/01/22	200	207
The Allstate Corporation
3.15%, 06/15/23	400	427
The Bank of Nova Scotia
2.00%, 11/15/22 (f)	580	599
1.63%, 05/01/23 (f)	250	256
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	250	267
3.63%, 01/22/23	400	427
2.91%, 07/24/23	500	518
3.75%, 05/22/25	1,000	1,109
4.25%, 10/21/25	500	568
3.85%, 01/26/27	110	123
3.81%, 04/23/29	150	171
2.60%, 02/07/30	500	527
6.75%, 10/01/37	350	507
4.41%, 04/23/39	90	109
6.25%, 02/01/41	250	374
4.75%, 10/21/45	230	302
The Hartford Financial Services Group, Inc.
6.10%, 10/01/41	75	106
The PNC Financial Services Group, Inc.
2.20%, 11/01/24	500	530
3.15%, 05/19/27	400	445
3.45%, 04/23/29	200	230
2.55%, 01/22/30	400	434
The Progressive Corporation
4.35%, 04/25/44	200	257
4.13%, 04/15/47	50	63
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (e) (f)	200	207
3.88%, 09/12/23	300	322

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
4.27%, 03/22/25 (f)	400	435
The Toronto-Dominion Bank
1.90%, 12/01/22 (f)	300	309
The Travelers Companies, Inc.
6.38%, 03/15/33	200	298
4.00%, 05/30/47	100	122
Truist Bank
3.63%, 09/16/25	500	563
Truist Financial Corporation
2.50%, 08/01/24	325	346
U.S. Bancorp
2.95%, 07/15/22	400	417
3.15%, 04/27/27	500	564
1.38%, 07/22/30	100	99
U.S. Bank National Association
2.80%, 01/27/25	500	543
Unum Group
4.50%, 12/15/49	300	290
Visa Inc.
3.15%, 12/14/25	305	341
1.10%, 02/15/31 (a)	300	293
2.70%, 04/15/40	400	430
4.30%, 12/14/45	205	272
3.65%, 09/15/47	45	55
2.00%, 08/15/50	280	258
Wells Fargo & Company
3.50%, 03/08/22	500	521
2.16%, 02/11/26	160	166
3.00%, 02/19/25 - 04/22/26	1,240	1,348
4.10%, 06/03/26	200	225
3.00%, 10/23/26	500	546
3.58%, 05/22/28 (e)	250	279
4.15%, 01/24/29	130	153
2.57%, 02/11/31	360	377
5.38%, 02/07/35	250	341
3.07%, 01/24/23 - 04/30/41	820	851
5.61%, 01/15/44	350	472
4.90%, 11/17/45	250	315
4.75%, 12/07/46	200	249
Wells Fargo Bank, National Association
3.63%, 10/22/21	500	515
Westpac Banking Corporation
2.75%, 01/11/23	200	211
2.85%, 05/13/26	90	100
2.70%, 08/19/26	250	274
3.40%, 01/25/28	200	229
4.11%, 07/24/34	500	562
4.42%, 07/24/39 (a)	50	61
Willis North America Inc.
3.88%, 09/15/49	300	345
		109,064
Health Care 3.3%
Abbott Laboratories
2.95%, 03/15/25	250	273
1.40%, 06/30/30	300	302
6.00%, 04/01/39	100	153
4.75%, 04/15/43	200	272
AbbVie Inc.
3.25%, 10/01/22 (g)	500	523
2.90%, 11/06/22	400	419
2.60%, 11/21/24 (g)	400	424
3.80%, 03/15/25 (g)	400	443
3.60%, 05/14/25	140	155
3.20%, 05/14/26	200	220
4.25%, 11/14/28	100	118
3.20%, 11/21/29 (g)	350	385
4.50%, 05/14/35	180	218
4.30%, 05/14/36	115	135
4.05%, 11/21/39 (g)	400	458
4.63%, 10/01/42 (g)	500	606
4.70%, 05/14/45	260	317
4.45%, 05/14/46	140	166
4.88%, 11/14/48	100	127
4.25%, 11/21/49 (g)	300	354
Aetna Inc.
3.50%, 11/15/24	200	219
6.63%, 06/15/36	150	211
4.13%, 11/15/42	200	225
Amgen Inc.
2.65%, 05/11/22	200	207
2.60%, 08/19/26	180	195
2.45%, 02/21/30	80	85
2.30%, 02/25/31	350	366
3.15%, 02/21/40	265	282
3.38%, 02/21/50	265	285
4.66%, 06/15/51	808	1,050
Anthem, Inc.
3.30%, 01/15/23	300	318
3.50%, 08/15/24	500	547
2.25%, 05/15/30	350	360
4.65%, 01/15/43	200	252
4.38%, 12/01/47	80	97
3.13%, 05/15/50	350	352
AstraZeneca PLC
3.38%, 11/16/25	115	129
1.38%, 08/06/30	80	78
6.45%, 09/15/37	250	379
4.38%, 11/16/45 - 08/17/48	130	169
Baxalta Incorporated
4.00%, 06/23/25	250	284
5.25%, 06/23/45	60	82
Becton, Dickinson and Company
3.73%, 12/15/24	193	213
3.70%, 06/06/27	300	339
Biogen Inc.
4.05%, 09/15/25	440	502
Boston Scientific Corporation
3.85%, 05/15/25	102	115
1.90%, 06/01/25	400	417
Bristol-Myers Squibb Company
2.00%, 08/01/22 (a)	300	309
3.25%, 02/20/23 - 08/01/42	660	754
2.90%, 07/26/24	270	292
3.88%, 08/15/25	220	251
3.90%, 02/20/28	200	237
3.40%, 07/26/29	240	279
4.13%, 06/15/39	100	126
4.63%, 05/15/44	250	334
4.35%, 11/15/47	70	92
4.55%, 02/20/48	90	121
4.25%, 10/26/49	190	250
Cardinal Health, Inc.
2.62%, 06/15/22	200	206
3.75%, 09/15/25	100	112
3.41%, 06/15/27	200	222
Cigna Holding Company
3.75%, 07/15/23	113	122
3.50%, 06/15/24	300	327
3.40%, 03/01/27	400	449
4.38%, 10/15/28	210	249
4.80%, 08/15/38 - 07/15/46	820	1,018
3.88%, 10/15/47	60	66
4.90%, 12/15/48	160	207
CVS Health Corporation
3.50%, 07/20/22	500	524
3.70%, 03/09/23	400	428
4.10%, 03/25/25	400	452
2.88%, 06/01/26	200	217
4.30%, 03/25/28	620	725
3.25%, 08/15/29	600	664
1.75%, 08/21/30	95	93
2.70%, 08/21/40	70	67
5.13%, 07/20/45	500	628
5.05%, 03/25/48	470	598
Eli Lilly and Company
3.38%, 03/15/29	500	578
2.25%, 05/15/50	500	472
2.50%, 09/15/60	300	282

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Gilead Sciences, Inc.
4.40%, 12/01/21	200	207
1.95%, 03/01/22	200	204
3.65%, 03/01/26	750	846
2.95%, 03/01/27	550	605
1.20%, 10/01/27 (a)	210	211
1.65%, 10/01/30	400	399
4.15%, 03/01/47	150	182
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	500	528
3.38%, 05/15/23	135	145
3.88%, 05/15/28	120	143
HCA Inc.
5.00%, 03/15/24	350	392
4.13%, 06/15/29	100	113
5.13%, 06/15/39	50	60
5.50%, 06/15/47	300	370
5.25%, 06/15/49	100	121
Humana Inc.
4.95%, 10/01/44	200	264
Johnson & Johnson
2.45%, 03/01/26	350	382
3.63%, 03/03/37	100	121
5.95%, 08/15/37	250	384
4.50%, 12/05/43	100	136
3.50%, 01/15/48	50	61
Laboratory Corporation of America Holdings
3.20%, 02/01/22	500	517
McKesson Corporation
2.85%, 03/15/23	500	523
4.88%, 03/15/44	60	72
MedStar Health, Inc.
3.63%, 08/15/49	200	219
Medtronic, Inc.
3.50%, 03/15/25	210	237
4.38%, 03/15/35	200	268
4.63%, 03/15/45	284	390
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	192
4.20%, 07/01/55	250	330
Merck & Co., Inc.
2.40%, 09/15/22	400	414
3.90%, 03/07/39	50	62
2.35%, 02/10/22 - 06/24/40	305	313
3.60%, 09/15/42	200	242
3.70%, 02/10/45	250	299
4.00%, 03/07/49	80	101
2.45%, 06/24/50	70	70
Mylan Inc
4.20%, 11/29/23	400	438
Mylan N.V.
5.25%, 06/15/46	85	105
Northwell Health, Inc.
3.98%, 11/01/46	500	551
Novartis Capital Corporation
2.20%, 08/14/30	95	102
4.40%, 05/06/44	200	268
2.75%, 08/14/50	65	70
Pfizer Inc.
0.80%, 05/28/25	300	302
2.75%, 06/03/26	475	526
6.60%, 12/01/28 (h)	50	69
2.55%, 05/28/40	300	311
4.40%, 05/15/44	650	849
4.20%, 09/15/48	50	65
4.00%, 03/15/49	65	82
Providence St. Joseph Health
3.74%, 10/01/47	350	404
Quest Diagnostics Incorporated
3.50%, 03/30/25	300	332
Stryker Corporation
3.50%, 03/15/26	250	282
4.10%, 04/01/43	200	237
The New York and Presbyterian Hospital
4.06%, 08/01/56	300	386
Thermo Fisher Scientific Inc.
2.95%, 09/19/26	250	277
5.30%, 02/01/44	200	277
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	299
UnitedHealth Group Incorporated
2.88%, 03/15/22	900	927
3.75%, 07/15/25 - 10/15/47	200	231
3.88%, 12/15/28	200	237
5.80%, 03/15/36	150	215
3.50%, 08/15/39	500	574
4.75%, 07/15/45	110	148
4.20%, 01/15/47	150	188
4.25%, 06/15/48	80	102
4.45%, 12/15/48	60	80
Upjohn Inc.
2.70%, 06/22/30 (g)	90	93
3.85%, 06/22/40 (g)	80	86
4.00%, 06/22/50 (g)	110	117
Wyeth LLC
5.95%, 04/01/37	250	369
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22	200	207
3.55%, 04/01/25	200	221
Zoetis Inc.
2.00%, 05/15/30	200	207
		45,934
Communication Services 2.6%
Alphabet Inc.
0.45%, 08/15/25	250	249
2.00%, 08/15/26	300	321
1.10%, 08/15/30	280	277
1.90%, 08/15/40	75	72
2.25%, 08/15/60	225	211
America Movil, S.A.B. De C.V.
6.38%, 03/01/35	100	145
4.38%, 07/16/42	200	244
AT&T Inc.
3.00%, 06/30/22	150	156
2.95%, 07/15/26	500	547
4.25%, 03/01/27	170	197
2.30%, 06/01/27	1,000	1,049
4.35%, 03/01/29 - 06/15/45	655	742
4.85%, 07/15/45	90	107
4.75%, 05/15/46	200	234
4.50%, 05/15/35 - 03/09/48	1,606	1,872
3.65%, 06/01/51	500	500
3.65%, 09/15/59 (g)	206	200
British Telecommunications Public Limited Company
9.63%, 12/15/30 (h)	250	401
Charter Communications Operating, LLC
4.91%, 07/23/25	640	738
5.38%, 04/01/38	400	482
6.48%, 10/23/45	210	280
5.75%, 04/01/48	100	124
4.80%, 03/01/50	200	229
Comcast Corporation
3.70%, 04/15/24	285	315
3.38%, 08/15/25	290	323
4.15%, 10/15/28	650	782
1.50%, 02/15/31	850	839
4.20%, 08/15/34	500	623
6.50%, 11/15/35	100	152
6.95%, 08/15/37	250	391
3.90%, 03/01/38	70	83
4.75%, 03/01/44	300	391
4.00%, 08/15/47 - 03/01/48	410	496
4.70%, 10/15/48	365	482
2.45%, 08/15/52	750	699
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (h)	300	465
Discovery Communications, LLC
3.95%, 03/20/28	105	121
3.63%, 05/15/30	400	444

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
5.20%, 09/20/47	75	89
4.00%, 09/15/55 (g)	319	322
Fox Corporation
5.48%, 01/25/39	65	87
5.58%, 01/25/49	80	110
Grupo Televisa S.A.B.
6.63%, 03/18/25	100	121
5.00%, 05/13/45	300	339
NBCUniversal Media, LLC
6.40%, 04/30/40	250	380
Orange SA
5.38%, 01/13/42	100	140
5.50%, 02/06/44	300	432
RELX Capital Inc.
4.00%, 03/18/29	300	352
Rogers Communications Inc.
3.63%, 12/15/25	300	339
3.70%, 11/15/49	500	558
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	300	424
6.75%, 06/15/39	300	409
Telefonica Emisiones, S.A.U.
5.52%, 03/01/49	300	374
Telefonica Europe B.V.
8.25%, 09/15/30	500	753
The Interpublic Group of Companies, Inc.
4.20%, 04/15/24	250	277
The Walt Disney Company
3.00%, 09/15/22	350	367
1.75%, 08/30/24	150	156
2.00%, 09/01/29	625	646
6.20%, 12/15/34	50	73
2.75%, 09/01/49	225	218
3.60%, 01/13/51	300	338
3.80%, 05/13/60	650	747
T-Mobile USA, Inc.
3.50%, 04/15/25 (g)	340	373
1.50%, 02/15/26 (g)	600	602
2.05%, 02/15/28 (g)	900	921
3.88%, 04/15/30 (g)	435	496
2.55%, 02/15/31 (g)	1,000	1,034
4.38%, 04/15/40 (g)	110	129
3.00%, 02/15/41 (g)	300	296
4.50%, 04/15/50 (g)	160	191
TWDC Enterprise 18 Corp.
7.00%, 03/01/32	50	75
Verizon Communications Inc.
5.15%, 09/15/23	250	283
3.38%, 02/15/25	223	248
4.13%, 03/16/27	300	354
4.33%, 09/21/28	400	484
4.02%, 12/03/29	982	1,176
4.50%, 08/10/33	180	227
5.25%, 03/16/37	195	270
4.86%, 08/21/46	850	1,156
5.01%, 04/15/49	260	372
Viacom Inc.
3.88%, 04/01/24	156	170
7.88%, 07/30/30	125	180
4.38%, 03/15/43	300	318
ViacomCBS Inc.
4.00%, 01/15/26	500	562
4.85%, 07/01/42	150	167
Vodafone Group Public Limited Company
4.38%, 05/30/28	220	260
7.88%, 02/15/30	200	289
5.00%, 05/30/38	60	75
5.25%, 05/30/48	175	225
4.25%, 09/17/50	75	87
5.13%, 06/19/59	110	139
		35,193
Information Technology 2.4%
Adobe Inc.
2.30%, 02/01/30	200	216
Apple Inc.
2.50%, 02/09/22	200	206
2.30%, 05/11/22	160	165
1.70%, 09/11/22	300	308
2.40%, 05/03/23	650	683
0.75%, 05/11/23	300	303
3.45%, 05/06/24	400	441
1.80%, 09/11/24	135	141
1.13%, 05/11/25	250	255
2.45%, 08/04/26	320	348
3.35%, 02/09/27	400	456
3.20%, 05/11/27	150	170
3.00%, 11/13/27	620	699
2.20%, 09/11/29	300	322
1.65%, 05/11/30	250	258
4.65%, 02/23/46	300	413
4.25%, 02/09/47	60	79
3.75%, 09/12/47 - 11/13/47	160	197
2.95%, 09/11/49	300	326
2.65%, 05/11/50	250	259
2.55%, 08/20/60	155	154
Applied Materials, Inc.
3.90%, 10/01/25	350	402
Autodesk, Inc.
4.38%, 06/15/25	500	568
Broadcom Corporation
2.65%, 01/15/23	300	312
3.13%, 01/15/25	300	320
3.50%, 01/15/28	300	325
Broadcom Inc.
2.25%, 11/15/23	100	104
4.70%, 04/15/25	250	283
3.15%, 11/15/25	100	108
3.46%, 09/15/26	521	571
4.75%, 04/15/29	200	232
5.00%, 04/15/30	250	295
4.15%, 11/15/30	100	112
4.30%, 11/15/32	350	400
Cisco Systems, Inc.
3.00%, 06/15/22	100	105
3.63%, 03/04/24	300	332
3.50%, 06/15/25	100	113
2.50%, 09/20/26	400	439
Corning Incorporated
5.75%, 08/15/40	95	127
3.90%, 11/15/49	300	344
4.38%, 11/15/57	40	48
Dell International L.L.C.
5.85%, 07/15/25 (g)	250	292
6.20%, 07/15/30 (g)	250	299
DXC Technology Company
4.75%, 04/15/27	30	34
Equifax Inc.
3.10%, 05/15/30	250	272
Fidelity National Information Services, Inc.
3.50%, 04/15/23	106	113
Fiserv, Inc.
2.75%, 07/01/24	190	203
3.50%, 07/01/29	190	216
4.40%, 07/01/49	100	125
Hewlett Packard Enterprise Company
4.45%, 10/02/23	250	275
4.65%, 10/01/24	250	282
4.90%, 10/15/25	180	206
6.35%, 10/15/45	90	114
HP Inc.
4.05%, 09/15/22	300	320
Intel Corporation
2.70%, 12/15/22	200	210
2.88%, 05/11/24	100	108
3.70%, 07/29/25	500	568
3.15%, 05/11/27	150	169
2.45%, 11/15/29	250	272
4.25%, 12/15/42	200	252
4.10%, 05/11/47	150	189

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
3.73%, 12/08/47	120	142
3.25%, 11/15/49	80	89
International Business Machines Corporation
3.00%, 05/15/24	300	325
7.00%, 10/30/25	200	260
3.45%, 02/19/26	135	153
3.50%, 05/15/29	210	243
5.88%, 11/29/32	100	143
4.15%, 05/15/39	500	614
4.00%, 06/20/42	200	239
4.25%, 05/15/49	150	187
Jabil Inc.
4.70%, 09/15/22	300	321
Juniper Networks, Inc.
4.35%, 06/15/25	200	225
Keysight Technologies, Inc.
4.55%, 10/30/24	300	338
KLA Corporation
3.30%, 03/01/50	300	312
MasterCard Incorporated
3.85%, 03/26/50	300	382
Micron Technology, Inc.
2.50%, 04/24/23	250	260
Microsoft Corporation
2.40%, 02/06/22	240	247
2.38%, 02/12/22	400	411
3.13%, 11/03/25	680	760
3.30%, 02/06/27	450	514
4.20%, 11/03/35	210	276
2.53%, 06/01/50	377	393
3.95%, 08/08/56	524	686
4.50%, 02/06/57	240	344
2.68%, 06/01/60	179	187
Motorola Solutions, Inc.
4.60%, 05/23/29	300	354
NXP B.V.
5.55%, 12/01/28 (g)	100	124
Oracle Corporation
2.50%, 05/15/22	500	515
2.63%, 02/15/23	200	210
3.63%, 07/15/23	400	435
2.65%, 07/15/26	500	545
3.25%, 11/15/27	210	237
3.90%, 05/15/35	350	425
3.80%, 11/15/37	200	233
4.50%, 07/08/44	200	250
4.13%, 05/15/45	200	240
4.38%, 05/15/55	660	829
Paypal Holdings, Inc.
2.20%, 09/26/22	250	258
1.65%, 06/01/25	600	621
2.85%, 10/01/29	100	110
2.30%, 06/01/30	460	486
3.25%, 06/01/50	400	442
Qualcomm Incorporated
3.45%, 05/20/25	150	167
3.25%, 05/20/27	300	336
4.65%, 05/20/35	60	80
4.80%, 05/20/45	90	120
Seagate HDD Cayman
5.75%, 12/01/34	250	283
Texas Instruments Incorporated
4.15%, 05/15/48	75	98
VMware, Inc.
4.50%, 05/15/25 (i)	250	283
4.70%, 05/15/30 (i)	250	295
		32,485
Energy 2.3%
Baker Hughes Holdings LLC
4.49%, 05/01/30	500	569
Baker Hughes, a GE Company, LLC
2.77%, 12/15/22	500	523
3.34%, 12/15/27	400	424
Boardwalk Pipelines, LP
3.38%, 02/01/23	200	206
BP Capital Markets America Inc.
3.63%, 04/06/30	750	860
BP Capital Markets P.L.C.
3.06%, 03/17/22	200	208
3.81%, 02/10/24	500	549
3.28%, 09/19/27	90	100
Burlington Resources Finance Co
7.20%, 08/15/31	100	144
Canadian Natural Resources Limited
5.85%, 02/01/35	150	179
6.25%, 03/15/38	150	178
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	180	205
Chevron Corporation
3.19%, 06/24/23	500	535
2.95%, 05/16/26	110	122
2.24%, 05/11/30	180	191
Chevron U.S.A. Inc.
2.34%, 08/12/50	40	38
CNOOC Limited
3.00%, 05/09/23	400	418
4.25%, 05/09/43	300	363
CNOOC Petroleum North America ULC
5.88%, 03/10/35	50	71
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	130
Concho Resources Inc.
4.30%, 08/15/28	250	276
4.88%, 10/01/47	45	49
Conoco Funding Company
7.25%, 10/15/31	75	110
ConocoPhillips
6.95%, 04/15/29	200	277
Devon Energy Corporation
5.85%, 12/15/25	57	64
Ecopetrol S.A.
5.88%, 09/18/23	600	659
4.13%, 01/16/25	250	262
Enable Midstream Partners, LP
3.90%, 05/15/24	200	197
4.95%, 05/15/28	300	294
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	270
Energy Transfer LP
4.75%, 01/15/26	350	373
4.95%, 06/15/28	650	688
3.75%, 05/15/30	250	242
7.50%, 07/01/38	200	228
6.50%, 02/01/42	150	157
6.00%, 06/15/48	50	50
6.25%, 04/15/49	90	93
5.00%, 05/15/50	200	184
Enterprise Products Operating LLC
3.70%, 02/15/26	350	392
2.80%, 01/31/30	250	265
6.88%, 03/01/33	25	33
6.45%, 09/01/40	100	131
4.45%, 02/15/43	150	161
4.95%, 10/15/54	300	337
3.95%, 01/31/60	100	98
4.88%, 08/16/77 (e)	500	432
EOG Resources, Inc.
2.63%, 03/15/23	200	208
3.15%, 04/01/25	200	218
Equinor ASA
3.15%, 01/23/22	200	207
3.70%, 03/01/24	200	220
3.95%, 05/15/43	300	348
Exxon Mobil Corporation
1.57%, 04/15/23 (f)	250	257
3.04%, 03/01/26	315	348
2.28%, 08/16/26	150	160
2.61%, 10/15/30 (f)	360	389

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
3.00%, 08/16/39	300	316
4.11%, 03/01/46	205	242
3.10%, 08/16/49	200	204
3.45%, 04/15/51 (f)	395	434
Halliburton Company
3.80%, 11/15/25	150	162
7.45%, 09/15/39	250	322
5.00%, 11/15/45	120	122
Hess Corporation
7.30%, 08/15/31	23	28
5.60%, 02/15/41	400	432
HollyFrontier Corporation
5.88%, 04/01/26	240	263
Husky Energy Inc.
4.40%, 04/15/29	200	209
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	300	318
5.00%, 03/01/43	300	334
5.40%, 09/01/44	250	287
Kinder Morgan, Inc.
5.30%, 12/01/34	350	416
Magellan Midstream Partners, L.P.
3.25%, 06/01/30	250	268
Marathon Petroleum Corporation
3.80%, 04/01/28	200	216
6.50%, 03/01/41	300	363
MPLX LP
4.88%, 06/01/25	250	282
4.50%, 04/15/38	105	107
5.20%, 03/01/47	560	601
5.50%, 02/15/49	80	89
4.90%, 04/15/58	110	111
Noble Energy, Inc.
3.90%, 11/15/24	35	38
ONEOK Partners, L.P.
3.38%, 10/01/22	250	259
6.65%, 10/01/36	150	167
ONEOK, Inc.
7.50%, 09/01/23	200	229
4.00%, 07/13/27	200	208
4.55%, 07/15/28	50	53
Phillips 66
4.30%, 04/01/22	500	527
4.65%, 11/15/34	250	298
Phillips 66 Partners LP
4.90%, 10/01/46	150	155
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	169
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	300	340
5.00%, 03/15/27	100	113
4.20%, 03/15/28	300	326
4.50%, 05/15/30 (f) (g)	250	282
Shell International Finance B.V.
2.00%, 11/07/24	300	315
2.38%, 04/06/25 - 11/07/29	550	584
2.75%, 04/06/30	250	273
4.13%, 05/11/35	200	241
6.38%, 12/15/38	200	297
4.38%, 05/11/45	260	316
4.00%, 05/10/46	155	180
3.13%, 11/07/49	200	206
3.25%, 05/11/25 - 04/06/50	480	519
Suncor Energy Inc.
4.00%, 11/15/47	340	346
Sunoco Logistics Partners Operations L.P.
3.45%, 01/15/23	300	307
5.40%, 10/01/47	90	85
The Williams Companies, Inc.
3.50%, 11/15/30	250	271
Total Capital Canada Ltd.
2.75%, 07/15/23	300	318
Total Capital International
2.70%, 01/25/23	500	525
3.46%, 07/12/49	50	54
TransCanada PipeLines Limited
4.88%, 01/15/26 - 05/15/48	410	485
4.10%, 04/15/30	250	289
6.20%, 10/15/37	100	135
5.00%, 10/16/43	150	180
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30 (g)	250	270
Valero Energy Corporation
3.65%, 03/15/25	250	270
Valero Energy Partners LP
4.38%, 12/15/26	200	224
Williams Partners L.P.
4.00%, 09/15/25	350	387
3.75%, 06/15/27	300	329
6.30%, 04/15/40	200	245
		31,631
Utilities 2.2%
AEP Texas Inc.
2.40%, 10/01/22	353	364
3.45%, 01/15/50	10	11
Alabama Power Company
6.00%, 03/01/39	250	363
4.30%, 01/02/46	250	313
3.70%, 12/01/47	200	234
Ameren Illinois Company
3.25%, 03/01/25	250	274
3.70%, 12/01/47	300	355
Arizona Public Service Company
4.50%, 04/01/42	100	124
Atmos Energy Corporation
1.50%, 01/15/31	300	298
4.13%, 10/15/44	300	366
Baltimore Gas and Electric Company
3.50%, 08/15/46	160	180
Berkshire Hathaway Energy Company
2.80%, 01/15/23	200	209
3.25%, 04/15/28	200	227
6.13%, 04/01/36	400	569
3.80%, 07/15/48	100	116
CenterPoint Energy, Inc.
2.95%, 03/01/30	200	219
CMS Energy Corporation
4.75%, 06/01/50	300	319
Consolidated Edison Company of New York, Inc.
5.50%, 12/01/39	300	410
5.70%, 06/15/40	100	140
3.88%, 06/15/47	300	350
Dominion Energy Gas Holdings, LLC
3.55%, 11/01/23	200	216
3.00%, 11/15/29	150	165
3.90%, 11/15/49	150	172
Dominion Energy South Carolina, Inc.
5.10%, 06/01/65	200	297
Dominion Energy, Inc.
2.85%, 08/15/26	350	383
3.38%, 04/01/30	250	281
7.00%, 06/15/38	200	300
DTE Electric Company
3.38%, 03/01/25	200	222
2.63%, 03/01/31	250	274
2.95%, 03/01/50	400	422
Duke Energy Corporation
2.45%, 02/01/30 - 06/01/30	800	858
5.30%, 02/15/40	300	423
3.70%, 12/01/47	200	236
3.20%, 08/15/49	500	552
Duke Energy Florida, LLC
3.40%, 10/01/46	60	67
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	352
Duke Energy Progress, LLC
4.20%, 08/15/45	250	312
Edison International
3.13%, 11/15/22	300	309

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Eversource Energy
3.80%, 12/01/23	100	110
2.90%, 10/01/24	300	324
3.30%, 01/15/28	200	223
Exelon Corporation
3.95%, 06/15/25	150	169
4.95%, 06/15/35	250	311
Exelon Generation Company, LLC
4.25%, 06/15/22	375	394
FirstEnergy Corp.
4.85%, 07/15/47 (i)	250	300
Florida Power & Light Company
3.70%, 12/01/47	40	49
4.13%, 06/01/48	300	387
Iberdrola International B.V.
6.75%, 07/15/36	150	219
Kentucky Utilities Company
5.13%, 11/01/40	300	403
MidAmerican Energy Company
3.50%, 10/15/24	200	220
6.75%, 12/30/31	50	75
3.15%, 04/15/50	125	138
National Fuel Gas Company
3.95%, 09/15/27 (i)	301	310
National Rural Utilities Cooperative Finance Corporation
2.95%, 02/07/24	400	430
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	400	416
NiSource Finance Corp.
3.49%, 05/15/27	200	223
5.95%, 06/15/41	191	263
4.38%, 05/15/47	200	245
NiSource Inc.
0.95%, 08/15/25	600	598
1.70%, 02/15/31	500	490
Northern States Power Company
2.15%, 08/15/22	200	205
4.13%, 05/15/44	500	628
NorthWestern Corporation
4.18%, 11/15/44	150	180
NSTAR Electric Company
3.20%, 05/15/27	200	224
Ohio Power Company
2.60%, 04/01/30	200	218
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	198
5.25%, 09/30/40	200	274
3.80%, 09/30/47	200	241
Pacific Gas And Electric Company
3.15%, 01/01/26 (a)	345	353
2.10%, 08/01/27 (a)	435	421
4.55%, 07/01/30	235	254
4.50%, 07/01/40 (a)	240	245
4.95%, 07/01/50	275	293
3.50%, 08/01/50	105	94
PacifiCorp
2.95%, 06/01/23	300	317
6.25%, 10/15/37	200	290
PECO Energy Company
4.15%, 10/01/44	250	309
PPL Capital Funding, Inc.
4.13%, 04/15/30	250	295
PPL Electric Utilities Corporation
3.95%, 06/01/47	200	244
3.00%, 10/01/49	250	266
Progress Energy, Inc.
7.75%, 03/01/31	300	439
PSEG Power LLC
8.63%, 04/15/31	75	109
Public Service Electric and Gas Company
3.00%, 05/15/27	200	221
5.50%, 03/01/40	200	286
2.05%, 08/01/50	300	272
Public Service Enterprise Group Incorporated
0.80%, 08/15/25	200	199
1.60%, 08/15/30	200	197
Puget Sound Energy, Inc.
5.76%, 10/01/39	200	287
3.25%, 09/15/49	170	188
San Diego Gas & Electric Company
2.50%, 05/15/26	250	268
1.70%, 10/01/30	200	199
Sempra Energy
4.00%, 02/01/48	50	56
Southern California Edison Company
6.00%, 01/15/34	75	99
5.63%, 02/01/36	195	229
5.95%, 02/01/38	100	126
4.05%, 03/15/42	200	213
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	240
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	321
The Southern Company
3.70%, 04/30/30 (f)	250	285
4.25%, 07/01/36	250	289
4.40%, 07/01/46	400	473
Union Electric Company
3.65%, 04/15/45	350	404
Virginia Electric and Power Company
6.00%, 05/15/37	200	287
4.45%, 02/15/44	100	129
4.00%, 11/15/46	300	371
Washington Gas Light Company
3.80%, 09/15/46	200	230
WEC Energy Group Inc.
3.55%, 06/15/25	60	67
Xcel Energy Inc.
0.50%, 10/15/23	400	400
2.60%, 12/01/29	300	323
		30,335
Industrials 2.2%
3M Company
2.00%, 06/26/22 - 02/14/25	595	623
2.38%, 08/26/29	690	747
Air Lease Corporation
3.25%, 03/01/25	300	304
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	326
Burlington Northern Santa FE, LLC
3.05%, 09/01/22	800	835
6.15%, 05/01/37	100	149
5.75%, 05/01/40	400	572
Canadian National Railway Company
3.65%, 02/03/48	300	361
Canadian Pacific Railway Limited
6.13%, 09/15/15	90	135
Carrier Global Corporation
2.72%, 02/15/30 (g)	125	131
3.38%, 04/05/40 (g)	280	293
3.58%, 04/05/50 (g)	105	111
Caterpillar Financial Services Corporation
0.65%, 07/07/23	400	402
2.15%, 11/08/24	300	319
Caterpillar Inc.
3.40%, 05/15/24	500	545
2.60%, 04/09/30	250	274
4.30%, 05/15/44	300	384
3.25%, 04/09/50	250	281
CSX Corporation
3.70%, 11/01/23	200	218
3.80%, 03/01/28	300	350
5.50%, 04/15/41	205	278
4.30%, 03/01/48	50	62
3.95%, 05/01/50	300	363
Cummins Inc.
1.50%, 09/01/30	300	297

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
2.60%, 09/01/50	200	195
Deere & Company
2.60%, 06/08/22	400	413
3.90%, 06/09/42	200	253
Dover Corporation
5.38%, 03/01/41	150	191
Eaton Corporation
4.15%, 11/02/42	100	123
Emerson Electric Co.
2.63%, 12/01/21 - 02/15/23	710	734
FedEx Corporation
3.20%, 02/01/25	350	384
3.80%, 05/15/25	300	339
3.25%, 04/01/26	300	333
4.25%, 05/15/30	300	359
3.88%, 08/01/42	200	219
4.55%, 04/01/46	300	364
5.25%, 05/15/50	300	401
General Electric Capital Corporation
3.45%, 05/15/24	350	376
6.88%, 01/10/39	300	381
General Electric Company
3.45%, 05/01/27	250	264
3.63%, 05/01/30	355	368
4.25%, 05/01/40	250	254
4.50%, 03/11/44	300	310
4.35%, 05/01/50	370	376
Honeywell International Inc.
3.81%, 11/21/47	300	374
Ingersoll-Rand Luxembourg Finance S.A.
3.50%, 03/21/26	200	223
3.80%, 03/21/29	200	234
4.50%, 03/21/49	200	250
John Deere Capital Corporation
2.95%, 04/01/22	300	311
2.05%, 01/09/25 (a)	300	317
3.45%, 06/07/23 - 03/07/29	215	242
2.45%, 01/09/30	500	543
Kansas City Southern
3.50%, 05/01/50	300	311
Kennametal Inc.
4.63%, 06/15/28	100	109
L3Harris Technologies, Inc.
3.83%, 04/27/25	250	279
2.90%, 12/15/29 (a)	300	328
5.05%, 04/27/45	250	334
Lockheed Martin Corporation
3.55%, 01/15/26	200	228
4.50%, 05/15/36	105	134
4.07%, 12/15/42	243	301
4.09%, 09/15/52	107	137
Massachusetts Institute of Technology
4.68%, 07/01/14	250	365
Norfolk Southern Corporation
2.90%, 02/15/23	79	83
3.85%, 01/15/24	200	219
4.84%, 10/01/41	224	293
Northrop Grumman Corporation
3.25%, 01/15/28	150	168
4.75%, 06/01/43	155	202
3.85%, 04/15/45	250	292
Otis Worldwide Corporation
3.11%, 02/15/40	300	320
Parker-Hannifin Corporation
4.00%, 06/14/49	40	48
Precision Castparts Corp.
2.50%, 01/15/23	300	313
Raytheon BBN Technologies Corp.
2.80%, 03/15/22 (g)	200	206
4.80%, 12/15/43 (g)	25	32
Republic Services, Inc.
3.55%, 06/01/22	490	511
Roper Technologies, Inc.
1.40%, 09/15/27	300	303
Snap-on Incorporated
3.25%, 03/01/27	500	551
The Boeing Company
4.88%, 05/01/25 (i)	315	344
2.70%, 02/01/27	125	122
5.04%, 05/01/27 (i)	100	110
2.95%, 02/01/30	125	121
5.15%, 05/01/30 (i)	285	320
5.88%, 02/15/40	25	28
3.90%, 05/01/49	40	37
3.75%, 02/01/50	125	114
3.95%, 08/01/59	125	116
5.93%, 05/01/60 (i)	440	543
Union Pacific Corporation
3.95%, 09/10/28	300	354
4.30%, 03/01/49	50	64
3.84%, 03/20/60	445	513
United Parcel Service, Inc.
6.20%, 01/15/38	350	523
3.75%, 11/15/47	70	84
United Technologies Corporation
3.13%, 05/04/27	400	444
6.70%, 08/01/28	50	68
4.13%, 11/16/28	595	704
4.50%, 06/01/42	300	377
4.05%, 05/04/47	200	239
4.63%, 11/16/48	90	116
W. W. Grainger, Inc.
4.60%, 06/15/45	200	256
Waste Management, Inc.
2.90%, 09/15/22	200	208
4.15%, 07/15/49	50	63
Xylem Inc.
4.88%, 10/01/21	10	10
ZLS Prestigia Ltd
3.63%, 05/01/24	223	241
4.75%, 08/01/28	200	237
		29,914
Consumer Staples 1.9%
Altria Group, Inc.
2.85%, 08/09/22	500	520
4.80%, 02/14/29	180	213
5.80%, 02/14/39	110	140
4.50%, 05/02/43	200	219
5.95%, 02/14/49	400	535
6.20%, 02/14/59	145	197
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	975	1,092
4.70%, 02/01/36	482	581
4.90%, 02/01/46	300	368
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	280	340
3.50%, 06/01/30	110	125
5.45%, 01/23/39	500	647
4.44%, 10/06/48	662	772
5.80%, 01/23/59	295	421
4.60%, 06/01/60	155	187
Archer-Daniels-Midland Company
2.50%, 08/11/26	300	326
BAT Capital Corp.
2.76%, 08/15/22	310	321
3.22%, 09/06/26	250	269
2.73%, 03/25/31	300	298
4.39%, 08/15/37	150	162
4.54%, 08/15/47	150	159
3.98%, 09/25/50	200	198
Campbell Soup Company
4.15%, 03/15/28	300	352
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	220
3.95%, 08/01/47	200	235
Coca-Cola FEMSA, S.A.B. de C.V.
2.75%, 01/22/30	200	216

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Conagra Brands, Inc.
5.30%, 11/01/38	55	71
5.40%, 11/01/48	55	74
Constellation Brands, Inc.
3.15%, 08/01/29	400	437
Costco Wholesale Corporation
3.00%, 05/18/27	80	90
1.38%, 06/20/27	300	307
Diageo Capital PLC
2.63%, 04/29/23 (a)	300	315
Dollar General Corporation
3.25%, 04/15/23	250	264
General Mills, Inc.
3.65%, 02/15/24	303	331
4.20%, 04/17/28	105	124
Grand Metropolitan Investment Corporation
8.00%, 09/15/22	100	114
Keurig Dr Pepper Inc.
4.06%, 05/25/23	205	223
4.60%, 05/25/28	300	361
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	266
Molson Coors Beverage Company
3.00%, 07/15/26	500	533
PepsiCo, Inc.
3.10%, 07/17/22	500	522
3.00%, 10/15/27	500	564
4.45%, 04/14/46	180	238
3.45%, 10/06/46	90	104
3.88%, 03/19/60	400	506
Philip Morris International Inc.
2.90%, 11/15/21	300	308
2.50%, 11/02/22	200	208
4.38%, 11/15/41	300	361
Reynolds American Inc.
4.85%, 09/15/23	150	167
5.70%, 08/15/35	100	124
5.85%, 08/15/45	210	255
Sysco Corporation
2.60%, 06/12/22	500	516
5.95%, 04/01/30 (i)	400	505
Target Corporation
3.63%, 04/15/46	300	376
3.90%, 11/15/47	150	197
The Clorox Company
3.80%, 11/15/21	250	259
The Coca-Cola Company
1.75%, 09/06/24	250	261
1.00%, 03/15/28	300	300
2.13%, 09/06/29	250	267
1.38%, 03/15/31	300	297
2.50%, 03/15/51	400	397
The Estee Lauder Companies Inc.
2.00%, 12/01/24	30	32
3.13%, 12/01/49	225	246
The J. M. Smucker Company
3.50%, 03/15/25	300	336
3.38%, 12/15/27	250	278
The Kroger Co.
4.50%, 01/15/29	300	368
7.50%, 04/01/31	150	218
4.45%, 02/01/47	300	367
The Procter & Gamble Company
2.30%, 02/06/22	500	513
Tyson Foods, Inc.
5.15%, 08/15/44	200	263
Unilever Capital Corporation
1.38%, 09/14/30	500	504
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	200	220
4.50%, 11/18/34	200	228
4.10%, 04/15/50	400	398
Walmart Inc.
3.40%, 06/26/23	500	539
2.85%, 07/08/24	125	136
2.65%, 12/15/24	300	324
3.70%, 06/26/28	185	219
3.25%, 07/08/29	485	565
3.63%, 12/15/47	300	368
2.95%, 09/24/49	230	259
		25,736
Consumer Discretionary 1.4%
Advance Auto Parts, Inc.
1.75%, 10/01/27	400	399
Alibaba Group Holding Limited
3.13%, 11/28/21	210	216
3.40%, 12/06/27	400	448
4.50%, 11/28/34	300	373
Amazon.com, Inc.
2.50%, 11/29/22 - 06/03/50	400	413
3.15%, 08/22/27	740	841
1.50%, 06/03/30	130	132
3.88%, 08/22/37	170	212
4.25%, 08/22/57	320	435
2.70%, 06/03/60	55	57
American Honda Finance Corporation
0.88%, 07/07/23	400	403
3.45%, 07/14/23	200	215
1.20%, 07/08/25	400	403
AutoNation, Inc.
4.75%, 06/01/30	350	414
AutoZone, Inc.
3.25%, 04/15/25	350	383
3.75%, 06/01/27	200	228
BorgWarner Inc.
4.38%, 03/15/45	200	233
California Institute of Technology
4.32%, 08/01/45	40	52
Dollar Tree, Inc.
4.20%, 05/15/28	90	106
General Motors Company
5.00%, 04/01/35	200	217
5.15%, 04/01/38	70	74
5.40%, 04/01/48	190	208
GLP Financing, LLC
5.38%, 04/15/26	150	166
5.75%, 06/01/28	300	341
Hasbro, Inc.
6.35%, 03/15/40	300	353
Kohl's Corporation
4.25%, 07/17/25	500	485
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	221
Lowe`s Companies, Inc.
3.65%, 04/05/29	75	86
4.38%, 09/15/45	150	183
4.55%, 04/05/49	375	479
Marriott International, Inc.
3.13%, 10/15/21 - 06/15/26	800	801
McDonald's Corporation
3.70%, 01/30/26	175	199
6.30%, 03/01/38	200	297
4.88%, 12/09/45	165	214
3.63%, 09/01/49	200	223
NIKE, Inc.
2.25%, 05/01/23	200	209
2.85%, 03/27/30	400	449
O'Reilly Automotive, Inc.
1.75%, 03/15/31	300	297
PVH Corp.
4.63%, 07/10/25 (g) (i)	400	417
Sands China Ltd.
4.60%, 08/08/23 (i)	400	428
5.13%, 08/08/25 (i)	400	437
Southwest Airlines Co.
5.25%, 05/04/25	300	330
5.13%, 06/15/27	200	218
2.63%, 02/10/30	600	569

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Stanley Black & Decker, Inc.
3.40%, 12/01/21	150	154
Starbucks Corporation
2.70%, 06/15/22	225	233
4.00%, 11/15/28	200	235
2.55%, 11/15/30	500	530
4.50%, 11/15/48	200	241
4.45%, 08/15/49	50	61
The Board of Trustees of The Leland Stanford Junior University
3.65%, 05/01/48	20	25
The Home Depot, Inc.
3.00%, 04/01/26	500	562
5.88%, 12/16/36	600	898
3.13%, 12/15/49	200	222
3.50%, 09/15/56	200	234
Toyota Motor Corporation
3.42%, 07/20/23	200	216
3.67%, 07/20/28	200	235
Toyota Motor Credit Corporation
2.00%, 10/07/24	170	178
1.80%, 02/13/25	400	418
2.15%, 02/13/30	500	526
University of Notre Dame du Lac
3.44%, 02/15/45	250	295
University of Southern California
3.03%, 10/01/39	450	492
5.25%, 10/01/11	20	31
		19,650
Materials 0.8%
Albemarle Corporation
5.45%, 12/01/44	150	163
DuPont de Nemours, Inc.
4.73%, 11/15/28	200	240
5.32%, 11/15/38	90	114
5.42%, 11/15/48	115	153
E. I. du Pont de Nemours and Company
2.30%, 07/15/30	300	319
Eastman Chemical Company
3.80%, 03/15/25	189	208
Ecolab Inc.
1.30%, 01/30/31	300	294
5.50%, 12/08/41	150	214
2.13%, 08/15/50	400	365
FMC Corporation
3.20%, 10/01/26	300	331
4.50%, 10/01/49	300	373
International Paper Company
3.80%, 01/15/26	131	150
4.40%, 08/15/47	150	182
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	334
MOS Holdings Inc.
4.88%, 11/15/41	20	21
Newmont Corporation
5.88%, 04/01/35	200	283
Nucor Corporation
2.70%, 06/01/30	300	322
6.40%, 12/01/37	200	288
Nutrien Ltd.
3.63%, 03/15/24	500	544
2.95%, 05/13/30	300	327
3.95%, 05/13/50	300	340
Packaging Corporation of America
4.50%, 11/01/23	200	221
PPG Industries, Inc.
2.80%, 08/15/29	200	217
2.55%, 06/15/30	300	318
Praxair, Inc.
2.20%, 08/15/22	300	309
2.65%, 02/05/25	400	431
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	361
Rio Tinto Finance (USA) Limited
3.75%, 06/15/25	250	283
Southern Copper Corporation
7.50%, 07/27/35	150	219
5.88%, 04/23/45	300	407
The Dow Chemical Company
5.25%, 11/15/41	200	243
4.63%, 10/01/44	250	290
The Sherwin-Williams Company
3.45%, 06/01/27	1,000	1,126
4.50%, 06/01/47	70	87
Vale Overseas Ltd
3.75%, 07/08/30	100	103
6.88%, 11/21/36	400	520
		10,700
Real Estate 0.8%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25	200	223
4.50%, 07/30/29	250	303
4.85%, 04/15/49	300	401
American Tower Corporation
3.50%, 01/31/23	500	531
2.40%, 03/15/25	200	212
3.80%, 08/15/29	90	103
AvalonBay Communities, Inc.
2.45%, 01/15/31	350	374
Boston Properties Limited Partnership
3.80%, 02/01/24	250	270
3.20%, 01/15/25	200	217
2.90%, 03/15/30	200	209
Brandywine Operating Partnership, L.P.
3.95%, 02/15/23 - 11/15/27	400	412
Crown Castle International Corp.
3.20%, 09/01/24	330	356
3.70%, 06/15/26	140	156
3.65%, 09/01/27	80	89
3.25%, 01/15/51	50	49
EPR Properties
4.50%, 04/01/25	200	192
Essex Portfolio, L.P.
3.88%, 05/01/24	200	218
Federal Realty Investment Trust
4.50%, 12/01/44	100	114
FMS Wertmanagement
2.75%, 03/06/23	500	530
Healthpeak Properties, Inc.
6.75%, 02/01/41	200	287
Kimco Realty Corporation
2.70%, 10/01/30	200	203
Mid-America Apartments, L.P.
4.30%, 10/15/23	200	218
1.70%, 02/15/31	300	294
National Retail Properties, Inc.
3.10%, 04/15/50	200	178
Office Properties Income Trust
4.00%, 07/15/22	200	201
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	250	267
ProLogis, L.P.
3.75%, 11/01/25	500	570
2.13%, 04/15/27	100	106
2.25%, 04/15/30	175	186
3.00%, 04/15/50	35	38
Realty Income Corporation
4.13%, 10/15/26	250	291
Simon Property Group, L.P.
3.30%, 01/15/26	500	541
2.65%, 07/15/30	200	201
4.25%, 11/30/46	200	214
3.25%, 09/13/49	65	59
3.80%, 07/15/50	200	202
Store Capital Corporation
4.50%, 03/15/28	200	215
UDR, Inc.
2.10%, 08/01/32	200	198

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Ventas Realty, Limited Partnership
3.25%, 08/15/22	300	312
3.50%, 02/01/25	250	268
3.00%, 01/15/30	200	203
Welltower Inc.
4.95%, 09/01/48	150	180
Weyerhaeuser Company
7.38%, 03/15/32	200	291
		10,682
Sovereign 0.0%
Asian Development Bank
0.25%, 07/14/23	300	300
KfW
0.38%, 07/18/25	275	274
		574
Total Corporate Bonds And Notes (cost $346,480)		381,898
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.6%
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	500	557
Benchmark 2020-IG1 Mortgage Trust
Series 2020-A3-IG1, REMIC, 2.69%, 01/17/30	400	439
Benchmark Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	1,200	1,404
Capital One Multi-Asset Execution Trust
Series 2019-A1-A1, 2.84%, 02/15/22	1,000	1,036
Capital One Prime Auto Receivables Trust 2019-1
Series 2019-A4-1, 2.56%, 10/15/24	200	206
CFCRE Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	1,250	1,414
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/12/24	500	543
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	700	760
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	339
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AS-GC46, REMIC, 2.92%, 02/15/30	500	543
COMM Mortgage Trust
Series 2013-A4-CR11, REMIC, 4.26%, 09/12/23	650	708
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	477	515
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	546
Series 2014-AM-UBS4, REMIC, 3.97%, 07/12/24	400	427
Series 2015-A4-DC1, REMIC, 3.08%, 12/12/24	500	532
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	1,084
Discover Card Execution Note Trust
Series 2018-A5-A5, 3.32%, 09/15/21	625	644
Series 2017-A2-A2, 2.39%, 01/18/22	1,000	1,027
Ford Credit Floorplan Master Owner Trust A
Series 2019-A1-3, 2.23%, 09/15/22	150	155
GS Mortgage Securities Trust 2019-GC42
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	224
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	100	112
GS Mortgage Securities Trust 2020-GC45
Series 2020-AS-GC45, REMIC, 3.17%, 12/14/29	300	332
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2013-A5-C10, REMIC, 3.14%, 02/17/23	985	1,029
JPMBB Commercial Mortgage Securities Trust
Series 2013-A5-C15, REMIC, 4.13%, 09/15/23	500	543
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-A4-C6, REMIC, 2.86%, 09/16/22	202	208
Series 2014-A5-C17, REMIC, 3.74%, 07/17/24	500	544
Morgan Stanley Capital I Trust
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	554
SG Commercial Mortgage Securities, LLC
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	1,083
UBS-Barclays Commercial Mortgage Trust
Series 2012-A4-C3, REMIC, 3.09%, 09/12/22	341	353
Series 2012-A5-C4, REMIC, 2.85%, 12/12/22	500	518
United Airlines Pass Through Trust
Series 2014-A-2, 3.75%, 09/03/26	149	137
United Airlines, Inc.
Series 2013-A-1, 4.30%, 08/15/25	182	173
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	154	126
Wells Fargo Commercial Mortgage Trust
Series 2017-A2-RC1, REMIC, 3.12%, 02/17/22	493	504
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	1,177
WFRBS Commercial Mortgage Trust
Series 2012-A3-C9, REMIC, 2.87%, 10/17/22	314	324
Series 2014-A5-C21, REMIC, 3.68%, 07/17/24	500	547
Consumer Discretionary 0.0%
Delta Air Lines, Inc.
Series 2007-A-1, 6.82%, 08/10/22	198	196
Total Non-U.S. Government Agency Asset-Backed Securities (cost $20,518)		21,563
SHORT TERM INVESTMENTS 8.5%
Investment Companies 7.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (j) (k)	108,783	108,783
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (j) (k)	8,046	8,046
Total Short Term Investments (cost $116,829)		116,829
Total Investments 107.9% (cost $1,393,800)		1,478,061
Total Forward Sales Commitments (0.1)% (proceeds $1,023)		(1,024)
Other Assets and Liabilities, Net (7.8)%		(107,219)
Total Net Assets 100.0%		1,369,818

(a) All or a portion of the security was on loan as of September 30, 2020.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2020, the total payable for investments purchased on a delayed delivery basis was $105,936.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Convertible security.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $11,359 and 0.8% of the Fund.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
Mortgage-Backed Securities (0.1%)
Federal National Mortgage Association, Inc.
TBA, 4.00%, 10/15/31 (a)	(150)	(159)
TBA, 5.50%, 10/15/44 (a)	(100)	(111)
Government National Mortgage Association
TBA, 5.00%, 10/15/47 (a)	(300)	(325)
TBA, 4.50%, 10/01/49 (a)	(400)	(429)
Total Government And Agency Obligations (proceeds $1,023)		(1,024)
Total Forward Sales Commitments (0.1%) (proceeds $1,023)		(1,024)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2020, the total proceeds for investments sold on a delayed delivery basis was $1,023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 99.5%
Communication Services 99.5%
Activision Blizzard, Inc.	49	3,933
Alphabet Inc. - Class A (a)	19	27,826
Alphabet Inc. - Class C (a)	19	28,134
Altice USA, Inc. - Class A (a)	19	501
AMC Entertainment Holdings, Inc. - Class A (b)	3	14
AMC Networks, Inc. - Class A (a) (b)	2	60
ANGI Homeservices Inc. (a)	5	54
Anterix Inc. (a)	1	23
AT&T Inc.	451	12,857
ATN International Limited	1	31
Bandwidth Inc. - Class A (a) (b)	1	214
Boingo Wireless, Inc. (a)	2	25
Boston Omaha Corporation - Class A (a)	1	23
Cable One, Inc.	—	567
Cardlytics, Inc. (a) (b)	1	102
Cargurus Inc. - Class A (a)	5	112
Cars.com Inc. (a) (b)	3	28
CenturyLink Inc.	58	589
Charter Communications, Inc. - Class A (a)	9	5,692
Cincinnati Bell Inc. (a)	3	48
Cinemark Holdings, Inc. (b)	7	69
Clear Channel Outdoor Holdings, Inc. (a)	20	20
Cogent Communications Group, Inc.	3	156
Comcast Corporation - Class A	288	13,336
Consolidated Communications Holdings Inc. (a)	4	24
Discovery, Inc. - Class A (a) (b)	11	231
Discovery, Inc. - Class C (a)	20	394
Dish Network Corporation - Class A (a)	16	456
Electronic Arts Inc. (a)	18	2,371
Eventbrite, Inc. - Class A (a) (b)	4	40
EverQuote, Inc. - Class A (a)	1	21
EW Scripps Co. - Class A (b)	3	30
Facebook, Inc. - Class A (a)	152	39,846
Fox Corporation - Class A	22	598
Fox Corporation - Class B	11	305
GCI Liberty, Inc. - Class A (a)	6	509
Globalstar, Inc. (a) (b)	35	11
Glu Mobile Inc. (a)	9	71
Gray Television, Inc. (a)	6	79
Hemisphere Media Group, Inc. - Class A (a)	1	9
iHeartMedia, Inc. - Class A (a) (b)	3	27
IMAX Corporation (a)	3	36
Interpublic Group of Cos. Inc.	25	422
Iridium Communications Inc. (a)	8	202
John Wiley & Sons Inc. - Class A	3	83
Liberty Braves Group - Class A (a) (b)	1	11
Liberty Braves Group - Class C (a)	2	41
Liberty Broadband Corp. - Class A (a)	2	235
Liberty Broadband Corp. - Class C (a)	7	977
Liberty Global PLC - Class A (a)	10	216
Liberty Global PLC - Class C (a)	24	501
Liberty Latin America Ltd. - Class A (a)	2	20
Liberty Latin America Ltd. - Class C (a)	9	77
Liberty Media Corporation - Class C (a)	13	475
Liberty SiriusXM Group - Class A (a)	6	193
Liberty SiriusXM Group - Class C (a)	11	374
Liberty TripAdvisor Holdings Inc. - Class A (a)	4	7
Lions Gate Entertainment Corp. - Class A (a) (b)	3	30
Lions Gate Entertainment Corp. - Class B (a)	8	68
Live Nation Entertainment, Inc. (a)	10	556
Loral Spacecom Corporation	1	12
Madison Square Garden Entertainment Corp. - Class A (a)	1	68
Marcus Corp. (b)	1	9
Match Group Holdings II, LLC (a)	16	1,713
Match Group, Inc. (a)	5	593
Meredith Corporation	3	38
MSG Networks Inc. - Class A (a)	2	23
National CineMedia, Inc.	4	9
Netflix, Inc. (a)	28	13,919
New York Times Co. - Class A	9	383
News Corporation - Class A	25	344
Nexstar Media Group, Inc. - Class A	3	268
Omnicom Group Inc.	14	677
Pinterest, Inc. - Class A (a)	25	1,050
QuinStreet, Inc. (a)	3	51
Roku Inc. - Class A (a)	6	1,206
Scholastic Corp.	2	34
Shenandoah Telecommunications Company	3	130
Sinclair Broadcast Group Inc. - Class A (b)	3	55
Sirius XM Holdings Inc.	67	360
Snap Inc. - Class A (a)	56	1,463
Take-Two Interactive Software Inc. (a)	7	1,182
TechTarget, Inc. (a)	2	73
TEGNA Inc.	13	155
Telephone & Data Systems Inc.	6	115
The Madison Square Garden Company - Class A (a)	1	150
T-Mobile USA, Inc. (a)	35	4,010
Tribune Publishing Company, LLC	1	11
TripAdvisor Inc.	7	130
Truecar, Inc. (a)	8	39
Twitter, Inc. (a)	49	2,198
US Cellular Corp. (a)	1	22
Verizon Communications Inc.	262	15,580
ViacomCBS Inc. - Class B (b)	36	1,008
Vonage Holdings Corp. (a)	15	151
Walt Disney Co.	114	14,185
WideOpenWest, Inc. (a)	4	21
World Wrestling Entertainment, Inc. - Class A	3	114
Yelp Inc. - Class A (a)	4	89
Zillow Group, Inc. - Class C (a)	9	890
Zynga Inc. - Class A (a)	59	534
Total Common Stocks (cost $173,107)		207,022
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	879	879
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	560	560
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	89	89
Total Short Term Investments (cost $1,528)		1,528
Total Investments 100.2% (cost $174,635)		208,550
Other Assets and Liabilities, Net (0.2)%		(396)
Total Net Assets 100.0%		208,154

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	8	December 2020	626	—	(4)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 99.8%
Consumer Discretionary 94.6%
1-800-Flowers.Com, Inc. - Class A (a)	8	208
Aaron's, Inc.	25	1,396
Abercrombie & Fitch Co. - Class A	24	330
Accel Entertainment, Inc. (a) (b)	21	222
Acushnet Holdings Corp. (b)	14	480
Adient Public Limited Company (a)	31	546
Adtalem Global Education Inc. (a)	20	487
Advance Auto Parts, Inc.	26	3,938
Amazon.com, Inc. (a)	157	494,596
American Axle & Manufacturing Holdings, Inc. (a)	41	234
American Eagle Outfitters, Inc. (b)	58	861
American Outdoor Brands, Inc. (a)	5	65
American Public Education, Inc. (a)	5	155
America's Car Mart, Inc. (a)	2	206
Aptiv PLC	99	9,096
Aramark	83	2,196
Asbury Automotive Group, Inc. (a)	7	713
Autoliv, Inc.	31	2,263
AutoNation, Inc. (a)	21	1,097
AutoZone, Inc. (a)	9	10,210
Bed Bath & Beyond Inc. (b)	44	665
Best Buy Co., Inc.	86	9,574
Big Lots, Inc.	14	613
BJ's Restaurants, Inc.	8	237
Bloomin' Brands, Inc.	27	414
Boot Barn Holdings, Inc. (a) (b)	11	313
BorgWarner Inc.	76	2,944
Boyd Gaming Corporation	30	935
Bright Horizons Family Solutions Inc. (a)	22	3,385
Brinker International Inc.	17	715
Brunswick Corp.	30	1,750
Buckle Inc.	11	232
Burlington Stores Inc. (a)	24	5,031
Caesars Entertainment, Inc. (a)	55	3,065
Callaway Golf Co.	32	603
Camping World Holdings, Inc. - Class A	11	319
Capri Holdings Limited (a)	52	933
Carmax Inc. (a)	60	5,516
Carnival Plc (b)	178	2,698
Carriage Services Inc.	6	137
Carter's Inc.	16	1,408
Carvana Co. - Class A (a)	23	5,167
Cato Corp. - Class A (b)	8	61
Cavco Industries Inc. (a)	3	558
Century Communities Inc. (a)	10	422
Cheesecake Factory Inc. (b)	15	421
Chegg, Inc. (a)	46	3,257
Childrens Place Retail Stores Inc. (b)	5	149
Chipotle Mexican Grill Inc. (a)	10	12,187
Choice Hotels International Inc.	13	1,153
Churchill Downs Inc.	13	2,136
Columbia Sportswear Co.	11	965
Cooper Tire & Rubber Co.	18	562
Core-Mark Holding Co. Inc.	17	480
Cracker Barrel Old Country Store, Inc.	8	946
Crocs Inc. (a)	26	1,092
D.R. Horton, Inc.	128	9,700
Dana Holding Corp.	51	631
Darden Restaurants Inc.	48	4,838
Dave & Buster's Entertainment Inc. (b)	17	253
Deckers Outdoor Corp. (a)	10	2,254
Delphi Technologies PLC (a)	30	508
Denny's Corporation (a)	28	275
Designer Brands Inc. - Class A (b)	23	123
Dick's Sporting Goods Inc.	24	1,406
Dillard's Inc. - Class A (b)	4	149
Dine Brands Global Inc. (b)	5	287
Dollar Tree Inc. (a)	88	8,022
Domino's Pizza, Inc.	14	6,132
Dorman Products Inc. (a)	10	886
Dunkin' Brands Group Inc.	30	2,474
eBay Inc.	260	13,538
El Pollo Loco Holdings Inc. (a)	7	118
Ethan Allen Interiors Inc.	8	113
ETSY, Inc. (a)	44	5,370
Everi Holdings Inc. (a)	29	241
Extended Stay America, Inc. - Class B	66	789
Five Below, Inc. (a)	21	2,610
Floor & Decor Holdings Inc. (a)	30	2,276
Foot Locker, Inc.	38	1,261
Ford Motor Company	1,451	9,661
Fox Factory Holding Corp. (a)	15	1,086
Frontdoor, Inc. (a)	31	1,196
GameStop Corp. - Class A (a) (b)	22	224
Gap Inc.	83	1,415
Garmin Ltd.	53	5,010
General Motors Company	476	14,090
Genesco Inc. (a)	6	119
Gentex Corp.	92	2,369
Gentherm Incorporated (a)	12	488
Genuine Parts Co.	53	5,077
G-III Apparel Group, Ltd. (a) (b)	16	209
Gopro Inc. - Class A (a)	40	182
Graham Holdings Co.	2	636
Grand Canyon Education, Inc. (a)	18	1,418
Green Brick Partners Inc. (a)	10	157
Group 1 Automotive Inc. (b)	6	540
Grubhub Holdings Inc. (a)	34	2,453
Guess Inc.	12	145
H & R Block, Inc.	72	1,173
Hanesbrands Inc.	132	2,083
Harley-Davidson, Inc.	57	1,402
Hasbro, Inc.	48	3,998
Haverty Furniture Cos. Inc.	6	125
Helen of Troy Ltd (a)	9	1,832
Hibbett Sports Inc. (a)	7	269
Hilton Grand Vacations Inc. (a)	30	623
Hilton Worldwide Holdings Inc.	103	8,754
Installed Building Products, Inc. (a)	9	921
iRobot Corp. (a) (b)	10	771
Jack in the Box Inc.	8	596
Johnson Outdoors Inc. - Class A	2	167
K12 Inc. (a)	15	391
KB Home	30	1,154
Kohl's Corporation	58	1,077
Kontoor Brands, Inc.	18	437
L Brands, Inc.	86	2,741
Lands' End, Inc. (a)	5	65
Las Vegas Sands Corp.	127	5,941
Laureate Education Inc. - Class A (a)	37	491
La-Z-Boy Inc.	16	521
LCI Industries	9	952
Lear Corporation	21	2,311
Leggett & Platt Inc.	49	2,031
Lennar Corporation - Class A	101	8,275
Levi Strauss & Co. - Class A	23	305
LGI Homes, Inc. (a)	8	908
Lindblad Expeditions Holdings Inc. (a)	11	95
Lithia Motors Inc. - Class A	8	1,914
LKQ Corporation (a)	107	2,954
Lowe`s Companies, Inc.	280	46,417
Lululemon Athletica Inc. (a)	46	15,083
M/I Homes, Inc. (a)	11	505
Macy's, Inc. (b)	115	654
Malibu Boats, Inc. - Class A (a)	7	360
MarineMax Inc. (a)	9	218
Marriott International, Inc. - Class A	102	9,476
Marriott Vacations Worldwide Corporation	15	1,349
Mattel, Inc. (a) (b)	128	1,493
McDonald's Corporation	276	60,487
MDC Holdings Inc.	19	917
MercadoLibre S.R.L (a)	17	17,965
Meritage Homes Corporation (a)	14	1,530
MGM Resorts International	174	3,784
Mohawk Industries Inc. (a)	22	2,181
Monarch Casino & Resort Inc. (a)	5	209

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Monro Inc. (b)	12	505
Murphy USA Inc. (a)	11	1,355
National Vision Holdings, Inc. (a)	29	1,113
Newell Brands Inc.	147	2,525
NIKE, Inc. - Class B	460	57,697
Nordstrom Inc. (b)	40	478
Norwegian Cruise Line Holdings Ltd. (a) (b)	96	1,635
NVR, Inc. (a)	1	5,316
Office Depot, Inc. (b)	18	360
Ollie's Bargain Outlet Holdings Inc. (a)	22	1,881
OneSpaWorld Holdings Limited (b)	18	116
O'Reilly Automotive, Inc. (a)	27	12,656
Overstock.com Inc. (a)	14	1,046
Oxford Industries Inc.	6	253
Papa John's International Inc.	10	859
Peloton Interactive, Inc. (a)	73	7,221
Penn National Gaming Inc. (a)	55	4,028
Penske Automotive Group, Inc.	12	568
Perdoceo Education Corporation (a)	26	314
PetMed Express Inc. (b)	7	232
Planet Fitness, Inc. - Class A (a)	30	1,836
Playa Hotels & Resorts N.V. (a)	26	109
Polaris Industries Inc.	22	2,037
Pool Corporation	15	4,915
Pulte Homes Inc.	100	4,622
PVH Corp.	26	1,544
Quotient Technology Inc. (a)	26	191
Qurate Retail, Inc. - Class A	142	1,023
Ralph Lauren Corp. - Class A	18	1,230
Red Rock Resorts, Inc. - Class A	24	415
Regis Corp. (a)	8	49
Rent-A-Center, Inc.	17	512
Revolve Group - Class A (a) (b)	5	86
RH (a) (b)	6	2,188
Ross Stores Inc.	131	12,265
Royal Caribbean Cruises Ltd.	66	4,241
Ruth's Hospitality Group Inc.	11	120
Sally Beauty Holdings, Inc. (a)	41	360
Scientific Games Corporation - Class A (a)	22	761
Seaworld Entertainment, Inc. (a) (b)	20	391
Service Corp. International	67	2,808
ServiceMaster Holding Corporation (a)	49	1,959
Shake Shack Inc. - Class A (a) (b)	13	836
Shoe Carnival Inc. (b)	3	90
Shutterstock Inc.	7	385
Signet Jewelers Limited	20	373
Six Flags Operations Inc.	27	551
Skechers U.S.A. Inc. - Class A (a)	49	1,488
Skyline Corp. (a)	19	515
Sleep Number Corporation (a)	10	471
Smith & Wesson Brands, Inc.	20	309
Sonic Automotive, Inc. - Class A	9	351
Sonos, Inc. (a)	31	469
Stamps.com Inc. (a)	6	1,545
Standard Motor Products Inc.	7	322
Starbucks Corporation	433	37,206
Steven Madden Ltd.	29	566
Stitch Fix, Inc. - Class A (a) (b)	19	522
Stoneridge, Inc. (a)	8	155
Strategic Education, Inc.	8	726
Sturm Ruger & Co. Inc.	6	385
Tapestry Inc.	101	1,572
Taylor Morrison Home II Corporation - Class A (a)	46	1,121
Tempur Sealy International, Inc. (a)	18	1,572
Tenneco Inc. (a)	20	141
Tesla Inc. (a)	275	117,943
Texas Roadhouse Inc.	24	1,445
The Goodyear Tire & Rubber Company	84	644
The Home Depot, Inc.	399	110,681
The Michaels Companies, Inc. (a) (b)	29	282
The RealReal, Inc. (a)	8	120
The Wendy's Company	69	1,538
Thor Industries Inc.	20	1,915
Tiffany & Co.	41	4,710
TJX Cos. Inc.	444	24,720
Toll Brothers Inc.	46	2,217
TopBuild Corp. (a)	12	2,081
Tractor Supply Co.	43	6,142
TRI Pointe Homes, Inc. (a)	50	903
Twin River Worldwide Holdings, Inc.	6	169
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	20	4,439
Under Armour Inc. - Class A (a)	70	783
Under Armour Inc. - Class C (a)	70	688
Universal Electronics Inc. (a)	5	201
Urban Outfitters Inc. (a)	23	480
Vail Resorts, Inc.	15	3,202
Veoneer, Inc. (a) (b)	41	600
VF Corp.	122	8,564
Vista Outdoor Inc. (a)	21	424
Visteon Corporation (a) (b)	10	723
Wayfair Inc. - Class A (a)	24	6,915
Whirlpool Corporation	23	4,204
Williams-Sonoma Inc.	29	2,598
Wingstop Inc.	11	1,510
Winmark Corp.	1	191
Winnebago Industries Inc.	11	583
Wolverine World Wide, Inc.	31	791
WW International, Inc. (a)	16	311
Wyndham Destinations, Inc.	31	952
Wyndham Hotels & Resorts, Inc.	35	1,751
Wynn Resorts Ltd.	36	2,584
YETI Holdings, Inc. (a)	28	1,253
Yum! Brands, Inc.	112	10,204
Zumiez Inc. (a)	7	191
		1,454,119
Consumer Staples 3.2%
Dollar General Corporation	93	19,572
Target Corporation	185	29,185
		48,757
Communication Services 2.0%
Booking Holdings Inc. (a)	15	25,965
Expedia Group, Inc.	50	4,581
Groupon, Inc. (a)	9	183
Magnite, Inc. (a) (b)	38	265
		30,994
Total Common Stocks (cost $922,081)		1,533,870
RIGHTS 0.0%
Dyax Corp. (a) (c)	27	3
Total Rights (cost $0)		3
SHORT TERM INVESTMENTS 1.4%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	11,059	11,059
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (d) (e)	10,377	10,377
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.10%, 02/25/21 (f) (g)	556	556
Total Short Term Investments (cost $21,992)		21,992
Total Investments 101.2% (cost $944,073)		1,555,865
Other Derivative Instruments 0.0%		60
Other Assets and Liabilities, Net (1.2)%		(18,029)
Total Net Assets 100.0%		1,537,896

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	43	December 2020	6,379	60	(2)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 99.3%
Consumer Staples 99.3%
Altria Group, Inc.	177	6,852
Archer-Daniels-Midland Company	53	2,467
B&G Foods, Inc. (a)	6	172
Bellring Brands, LLC - Class A (b)	4	84
Beyond Meat, Inc. (a) (b)	2	399
BJ's Wholesale Club Holdings, Inc. (b)	13	548
Boston Beer Co. Inc. - Class A (b)	1	773
Brown-Forman Corp. - Class B	30	2,224
Bunge Limited	14	619
Calavo Growers Inc.	2	113
Cal-Maine Foods Inc. (b)	4	135
Campbell Soup Company	17	835
Casey's General Stores Inc.	4	626
Central Garden & Pet Co. (b)	1	38
Central Garden & Pet Co. - Class A (b)	4	138
Church & Dwight Co. Inc.	24	2,200
Coca-Cola Consolidated Inc.	—	113
Colgate-Palmolive Co.	78	6,004
ConAgra Brands Inc.	46	1,655
Constellation Brands, Inc. - Class A	16	3,046
Costco Wholesale Corporation	42	14,963
Coty Inc. - Class A	29	79
Darling Ingredients Inc. (b)	15	555
Del Monte Fresh Produce Company	3	63
E.L.F. Beauty, Inc. (b)	4	66
Edgewell Personal Care Colombia S A S (b)	5	140
Energizer Holdings, Inc.	6	230
Estee Lauder Cos. Inc. - Class A	21	4,679
Flowers Foods Inc.	19	465
Freshpet Inc. (b)	4	427
General Mills, Inc.	58	3,564
Grocery Outlet Holding Corp. (b)	7	262
Hain Celestial Group Inc. (b)	8	259
Herbalife Nutrition Ltd. (b)	9	440
Hershey Co.	14	2,011
Hormel Foods Corp.	28	1,383
Hostess Brands, Inc. - Class A (b)	12	144
Ingles Markets Inc. - Class A	1	49
Ingredion Inc.	6	482
Inter Parfums Inc.	2	68
J&J Snack Foods Corp.	1	187
JM Smucker Co.	11	1,259
John B. Sanfilippo & Son Inc.	1	68
Kellogg Co.	24	1,579
Keurig Dr Pepper Inc.	34	927
Kimberly-Clark Corporation	33	4,808
Kraft Heinz Foods Company	64	1,916
Lamb Weston Holdings Inc.	14	924
Lancaster Colony Corp.	2	334
Landec Corp. (b)	3	26
McCormick & Co. Inc.	12	2,292
Medifast, Inc.	1	162
MGPI Processing, Inc.	1	50
Molson Coors Beverage Company - Class B	18	611
Mondelez International, Inc. - Class A	136	7,826
Monster Beverage 1990 Corporation (b)	38	3,033
National Beverage Corp. (a) (b)	1	75
Nu Skin Enterprises, Inc. - Class A	5	241
PepsiCo, Inc.	132	18,360
Performance Food Group Company (b)	13	442
Philip Morris International Inc.	149	11,146
Pilgrim's Pride Corporation (b)	6	89
Post Holdings, Inc. (b)	6	537
PriceSmart Inc.	2	137
Procter & Gamble Co.	236	32,856
Rite Aid Corporation (a) (b)	5	46
Sanderson Farms Inc.	2	226
Seaboard Corp.	—	85
SpartanNash Co.	4	60
Spectrum Brands Legacy, Inc.	4	217
Sprouts Farmers Market, Inc. (b)	11	238
Sysco Corp.	46	2,873
The Andersons, Inc.	3	56
The Chefs' Warehouse, Inc. (b)	3	45
The Clorox Company	12	2,528
The Coca-Cola Company	390	19,232
The Kroger Co.	75	2,547
The Simply Good Foods Company (b)	8	186
Tootsie Roll Industries Inc. (a)	2	58
Treehouse Foods, Inc. (b)	6	225
Turning Point Brands, Inc.	1	36
Tyson Foods Inc. - Class A	28	1,666
United Natural Foods Inc. (a) (b)	5	74
Universal Corp.	2	97
US Foods Holding Corp. (b)	21	472
USANA Health Sciences, Inc. (b)	1	86
Vector Group Ltd.	12	117
Village Super Market Inc. - Class A (a)	1	21
Walgreens Boots Alliance, Inc.	71	2,559
Walmart Inc.	135	18,926
WD-40 Co.	1	250
Weis Markets Inc.	2	77
Total Common Stocks (cost $184,858)		202,258
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	784	784
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	783	783
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	103	103
Total Short Term Investments (cost $1,670)		1,670
Total Investments 100.1% (cost $186,528)		203,928
Other Derivative Instruments 0.0%		18
Other Assets and Liabilities, Net (0.1)%		(292)
Total Net Assets 100.0%		203,654

(a) All or a portion of the security was on loan as of September 30, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	23	December 2020	1,480	18	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 99.3%
Health Care 18.8%
Amgen Inc.	257	65,169
Johnson & Johnson	257	38,174
Merck & Co., Inc.	256	21,269
UnitedHealth Group Incorporated	257	79,941
		204,553
Information Technology 18.6%
Apple Inc.	257	29,695
Cisco Systems, Inc.	257	10,100
Intel Corporation	257	13,277
International Business Machines Corporation	256	31,197
Microsoft Corporation	256	53,931
Salesforce.Com, Inc. (a)	257	64,441
		202,641
Financials 16.6%
American Express Company	256	25,705
JPMorgan Chase & Co.	256	24,685
The Goldman Sachs Group, Inc.	256	51,531
The Travelers Companies, Inc.	257	27,741
Visa Inc. - Class A	256	51,274
		180,936
Industrials 15.0%
3M Company	256	41,072
Caterpillar Inc.	256	38,244
Honeywell International Inc.	257	42,208
The Boeing Company	256	42,374
		163,898
Consumer Discretionary 14.6%
McDonald's Corporation	256	56,279
NIKE, Inc. - Class B	256	32,190
The Home Depot, Inc.	256	71,208
		159,677
Consumer Staples 8.6%
Procter & Gamble Co.	256	35,638
The Coca-Cola Company	256	12,659
Walgreens Boots Alliance, Inc.	257	9,210
Walmart Inc.	256	35,874
		93,381
Communication Services 4.3%
Verizon Communications Inc.	256	15,254
Walt Disney Co.	257	31,815
		47,069
Energy 1.7%
Chevron Corporation	256	18,462
Materials 1.1%
Dow Inc.	257	12,064
Total Common Stocks (cost $855,515)		1,082,681
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	7,088	7,088
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (d) (e)	636	636
Total Short Term Investments (cost $7,724)		7,724
Total Investments 100.0% (cost $863,239)		1,090,405
Other Derivative Instruments 0.0%		73
Other Assets and Liabilities, Net 0.0%		271
Total Net Assets 100.0%		1,090,749

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/Mellon Dow Index Fund - Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	—	344	264	—	(80)	—	—	—

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	58	December 2020	8,065	73	(43)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Emerging Markets Index Fund
COMMON STOCKS 96.4%
China 37.5%
360 Security Technology Inc. - Class A	8	20
3SBio Inc. (a) (b)	171	195
51job Inc. - ADR (a)	4	278
AAC Technologies Holdings Inc.	108	588
Accelink Technologies Co., Ltd.	13	69
Addsino Co., Ltd	8	24
AECC Aero-Engine Control Co., Ltd.	12	34
Aecc Aviation Power Co., Ltd. - Class A	22	135
Aerospace Era Electronic Technology Co., Ltd.	65	68
Agile Group Holdings Limited	156	206
Agricultural Bank of China Limited - Class A	731	340
Aier Eye Hospital Group Co., Ltd	31	233
Air China Ltd. - Class A	7	7
Air China Ltd. - Class H	374	247
Aisino Corporation - Class A	3	6
AK Medical Holdings Limited	60	155
Alibaba Group Holding Limited - ADS (a)	288	84,684
Alibaba Health Information Technology Limited (a)	496	1,227
Alibaba Pictures Group Limited (a)	1,610	241
A-Living Services Co., Ltd.	73	375
Aluminum Corporation of China Limited - Class A (a)	30	13
Aluminum Corporation of China Limited - Class H (a)	732	151
Angang Steel Company Limited - Class A	22	8
Angel Yeast Co., Ltd. - Class A	—	3
Anhui Conch Cement Company Limited - Class A	40	325
Anhui Conch Cement Company Limited - Class H	190	1,317
Anhui Gujing Distillery Co., Ltd.	3	108
Anhui Gujing Distillery Co., Ltd.	17	185
Anhui Kouzi Wine Industry Co., Ltd.	7	53
Apricot Blossom Village In Shanxi Fenjiu Group Co., Ltd. - Class A	7	201
Asymchem Laboratories (Tianjin) Co., Ltd.	3	101
Autobio Diagnostics Co., Ltd.	4	83
Autohome Inc. - Class A - ADR	9	879
AVIC Aircraft Co., Ltd. - Class A	29	97
AVIC Capital - Class A	14	9
Avic Electromechanical Systems Co., Ltd.	59	99
AVIC Jonhon Optronic Technology Co., Ltd.	9	64
Avic Shenyang Aircraft Co., Ltd. - Class A	15	122
AVIC Sunda Holding Company Limited	19	73
BAIC BluePark New Energy Technology Co., Ltd (a)	29	25
BAIC Motor Corporation., Ltd - Class H	259	106
Baidu, Inc. - Class A - ADR (a)	42	5,278
Bank of Beijing Co., Ltd. - Class A	221	152
Bank of Chengdu Co., Ltd.	25	37
Bank of China Limited - Class A	250	118
Bank of China Limited - Class H	12,091	3,766
Bank of Communications Co., Ltd. - Class A	404	270
Bank of Communications Co., Ltd. - Class H	1,188	574
Bank of Jiangsu Co.,Ltd. - Class A	128	115
Bank of Nanjing Co., Ltd. - Class A	105	122
Bank of Ningbo Co., Ltd. - Class A	63	293
Bank of Shanghai Co., Ltd. - Class A	104	125
Baoshan Iron & Steel Co., Ltd.	211	155
BBMG Corporation - Class A	21	10
Beijing Capital Development Co., Ltd.	50	50
Beijing Capital International Airport Co. Ltd. - Class H	294	177
Beijing Dabeinong Technology Group Co., Ltd. - Class A	13	17
Beijing E-Hualu Information Technology Co., Ltd	3	15
Beijing Enlight Media Co., Ltd.	37	90
Beijing Enterprises Holdings Ltd.	77	232
Beijing Huaer Company Limited - Class A	15	27
Beijing Kunlun Online Tech Co., Ltd.	6	22
Beijing New Building Material (Group) Co., Ltd.	18	80
Beijing Oriental Yuhong Waterproof Technology Co., Ltd.	16	125
Beijing Origin Water Technology Co., Ltd.	51	65
Beijing Shiji Information Technology Co., Ltd. - Class A	11	62
Beijing Shunxin Agriculture Co., Ltd.	7	64
Beijing Sinnet Technology Co., Ltd.	20	66
Beijing Thunisoft Co.,Ltd.	8	27
Beijing Tiantan Biological Products Corporation Limited	16	96
Beijing Tongrentang Co., Ltd. - Class A	2	7
Beijing Yanjing Brewery Co., Ltd.	62	77
Beijing Zhonggong Education Technology Co., Ltd.	21	102
Beiya Industrial (Group) Co., Ltd.	57	62
Best Inc. - ADS (a) (b)	22	66
Betta Pharmaceuticals Co., Ltd	5	87
Bicycle Club Joint Venture, L.P.	23	132
Bilibili Inc. - ADR (a)	18	756
BOE Technology Group Co., Ltd. - Class A	368	267
Bohai Capital Holding Co., Ltd. (a)	44	18
Brilliance China Automotive Holdings Ltd.	456	431
BTG Hotels (Group) Co., Ltd.	22	59
BYD Company Limited - Class A	8	134
BYD Company Limited - Class H (b)	102	1,627
BYD Electronic (International) Company Limited (b)	95	483
BY-HEALTH Co., Ltd.	24	74
C&S Paper Co.,Ltd.	13	41
Caitong Securities Co., Ltd.	20	43
Cansino Biologics Inc. (a) (b)	9	201
Centre Testing International Group Co., Ltd.	5	19
Chacha Food Company, Limited	1	4
Changchun High And New Technology Industry (Group) Inc.	4	218
Changjiang Securities Co., Ltd. - Class A	70	83
Changzhou Xingyu Automotive Lighting Systems Co., Ltd.	4	95
ChaoZhou Three-Circle (Group) Co., Ltd. - Class A	7	31
Chengdu Kanghong Pharmaceuticals Group Co., Ltd	11	72
Chengdu Westone Information Industry Inc.	15	40
Chengdu Xingrong Environment Co., Ltd.	83	62
China Aoyuan Group Limited	208	214
China Avionics Systems Co., Ltd. - Class A	4	10
China CITIC Bank Corporation Limited - Class A	71	53
China CITIC Bank Corporation Limited - Class H	1,349	524
China Communications Construction Company Limited - Class A	73	80
China Communications Construction Company Limited - Class H	646	341
China Conch Venture Holdings Limited	249	1,157
China Construction Bank Corporation - Class A	25	22
China Construction Bank Corporation - Class H	14,739	9,623
China East Education Holdings Limited	103	225
China Eastern Airlines Corporation Limited - Class A	91	66
China Eastern Airlines Corporation Limited - Class H (b)	364	158
China Enterprise Company Limited	33	19
China Everbright Bank Company Limited - Class A	321	172
China Feihe Limited	192	450
China Film Co., Ltd. - Class A	4	8
China Fortune Land Development Co., Ltd. - Class A	38	85
China Galaxy Securities Co., Ltd.	60	113
China Gezhouba Group Co., Ltd. - Class A	7	6
China Hongqiao Group Limited	275	173
China Huarong Asset Management Co., Ltd. - Class H (b)	1,791	191
China Huishan Dairy Holdings Company Limited (a) (c)	946	—
China International Capital Corporation (Hong Kong) Limited - Class H (a) (b)	211	490
China International Travel Service Company, Limited	18	577
China Jushi Co.,Ltd.	41	87
China Lesso Group Holdings Limited	146	265
China Life Insurance Company Limited - Class A	28	181
China Life Insurance Company Limited - Class H	1,121	2,536

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
China Literature Limited (a) (b)	46	349
China Longyuan Power Group Corporation Limited - Class H	485	305
China Meheco Group Co., Ltd.	29	63
China Merchants Bank Co., Ltd. - Class A	198	1,050
China Merchants Energy Shipping Co., Ltd.	60	51
China Merchants Holdings International Co. Ltd.	202	207
China Merchants Securities Co.,Ltd. - Class A (a)	75	238
China Merchants Shekou Industrial Zone Holdings Co., Ltd - Class A	69	154
China Minsheng Banking Corp., Ltd. - Class A	359	280
China Minsheng Banking Corp., Ltd. - Class H	938	493
China Mobile Ltd.	942	6,059
China Molybdenum Co.,Ltd - Class A	131	72
China Molybdenum Co.,Ltd - Class H	431	154
China National Accord Medicines Corporation Ltd.	3	23
China National Building Material Co., Ltd. - Class H	586	747
China National Chemical Engineering Co.,Ltd - Class A	71	56
China National Medicines Corporation Ltd.	6	38
China National Nuclear Power Co Ltd - Class A	149	96
China National Software and Service Company Limited	5	62
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A (a)	43	68
China Pacific Insurance (Group) Co., Ltd. - Class A	62	285
China Pacific Insurance (Group) Co., Ltd. - Class H	439	1,253
China Petroleum & Chemical Corporation - Class A	166	96
China Petroleum & Chemical Corporation - Class H	3,802	1,531
China Railway Construction Co., Ltd. - Class A	69	84
China Railway Construction Co., Ltd. - Class H	319	222
China Railway Group Limited - Class A	107	85
China Railway Group Limited - Class H	687	325
China Railway Signal & Communication Corporation Limited - Class H (b)	282	93
China Reinsurance (Group) Corporation - Class H	899	83
China Resources Cement Holdings Limited	396	546
China Resources Pharmaceutical Group Limited	258	133
China Resources Sanjiu Pharmaceutical Co., Ltd. - Class A	2	8
China Shenhua Energy Company Limited - Class A	44	106
China Shenhua Energy Company Limited - Class H	542	981
China Shipbuilding Industry Corporation - Class A (a)	157	100
China South Publishing And Media Group Co., Ltd. - Class A	38	60
China Southern Airlines Co., Ltd. - Class A (a)	126	108
China Southern Airlines Co., Ltd. - Class H (a) (b)	272	149
China Spacesat Co., Ltd. - Class A	3	13
China State Construction Engineering Corporation Limited - Class A	308	231
China Telecom Corp. Ltd. - Class H	2,080	625
China Tower Corporation Limited	6,564	1,145
China Traditional Chinese Medicine Holdings Co. Ltd.	286	120
China Transinfo Technology Co., Ltd.	22	72
China United Network Communications Corporation Limited	235	168
China Vanke Co., Ltd. - Class A	75	309
China Yangtze Power Co., Ltd. - Class A	182	513
China Yuhua Education Group Co., Ltd	168	145
Chinese Universe Publishing and Media Co., Ltd - Class A	4	7
Chongqing Brewery Co., Ltd.	7	112
Chongqing Changan Automobile Company Limited - Class A (a)	3	5
Chongqing Fuling Zhacai Group Co., Ltd.	6	41
Chongqing Rural Commercial Bank Co., Ltd. - Class H	373	138
Chongqing Zhifei Biological Products Co.,Ltd.	16	323
CIFI Holdings (Group) Co. Ltd.	434	323
Citic Securities Co., Ltd. - Class A	97	431
Citic Securities Co., Ltd. - Class H	347	780
CNOOC Limited	2,729	2,638
Contemporary Amperex Technology Co., Limited	20	609
COSCO SHIPPING Development Co., Ltd. - Class A	72	22
COSCO SHIPPING Energy Transportation Co., Ltd.	65	68
COSCO SHIPPING Energy Transportation Co., Ltd.	214	89
COSCO SHIPPING Holdings Co., Ltd. - Class A (a)	23	19
COSCO SHIPPING Holdings Co., Ltd. - Class H (a)	347	171
Country Garden Holdings Company Limited	1,188	1,465
Country Garden Services Holdings Company Limited	212	1,373
CRRC Corporation Limited - Class A	225	182
CRRC Corporation Limited - Class H	637	255
CSC Financial Co., Ltd.	29	215
Da An Gene Co., Ltd.Of Sun Yat-Sen University	6	28
Dali Foods Group Company Limited	374	230
Daqin Railway Co., Ltd. - Class A	160	150
Dawning Information Industry Co.,Ltd	16	87
DHC Software Co.,Ltd - Class A	46	69
Dong-E-E-Jiao Co., Ltd. - Class A	2	11
Dongfang Electric Corp. Ltd. - Class A	8	12
Dongfeng Motor Group Co., Ltd - Class H	424	265
Dongxing Securities Co., Ltd. - Class A	5	9
Dragon Delight Holdings Company Limited	202	323
East Money Information Co., Ltd.	72	256
ENN Energy Holdings Ltd.	122	1,343
EVE Energy Co., Ltd.	19	140
Everbright Securities Company Limited - Class A	40	128
Fangda Carbon New Material Co., Ltd. - Class A (a)	56	50
Far East Horizon Limited	252	205
FiberHome Telecommunication Technologies Co., Ltd.	15	52
Financial Street Holdings Co., Ltd. - Class A	6	6
First Venture Securities Co., Ltd. - Class A	57	94
Foshan Haitian Flavoring & Food Co., Ltd - Class A	24	577
Fosun International Limited	342	401
Founder Securities Co., Ltd. - Class A (a)	63	78
Foxconn Industrial Internet Co., Ltd.	36	73
Fujian Star-net Communication Co.,Ltd	3	12
Fujian Sunner Development Co., Ltd.	15	49
Fuyao Glass Industry Group Co., Ltd. - Class A	20	97
Fuyao Glass Industry Group Co., Ltd. - Class H	58	213
Fuzhou Tianyu Electric Co.,Ltd. (a)	47	42
Ganfeng Lithium Co., Ltd. - Class A	12	94
G-Bits Network Technology (Xiamen) Co., Ltd.	—	9
GCL System Integration Technology Co. Ltd (a)	58	32
GD Power Development Co.,Ltd.	30	9
GDS Holdings Ltd. - ADR (a) (b)	13	1,028
Geely Automobile Holdings Ltd.	902	1,819
GEM Co., Ltd	90	63
Gemdale Corporation - Class A	18	38
GenScript Biotech Corporation (a)	174	288
GF Securities Co., Ltd. - Class A	36	84
GF Securities Co., Ltd. - Class H	229	292
Giant Network Group Co., Ltd. - Class A	16	46
GigaDevice Semiconductor (Beijing) Inc.	5	122
Glodon Company Limited	3	33
Goertek Inc. - Class A	32	193
Grandjoy Holdings Group Co.,Ltd.	53	36
Great Wall Motor Co. Ltd. - Class H (b)	477	611
Greatwall Securities Co., Ltd. Beijing Haiying Road Stock Exchange	10	19
Gree Electric Appliances, Inc. of Zhuhai - Class A	32	248
Greenland Holding Group Co., Ltd - Class A	121	114
Greentown Services Group Co Ltd (d)	186	231
GRG Banking Equipment Co., Ltd.	13	24
GSX Techedu Inc. - Class A - ADR (a) (b)	12	1,107
Guangdong Haid Group Co., Ltd.	17	154
Guangdong HEC Technology Holding Co., Ltd (a)	42	39
Guangdong Hongda Blasting Co., Ltd.	5	39
Guangdong Investment Ltd.	428	682
Guangdong Wens Foodstuff Group Co., Ltd.	42	121
Guangzhou Automobile Group Co., Ltd. - Class H	458	385
Guangzhou Baiyun International Airport Xianglong Restaurant	22	44
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	10	44
Guangzhou Haige Communications Group Incorporated Company - Class A	46	80

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Guangzhou Kingmed Diagnostics Group Co,.Ltd.	1	11
Guangzhou R&F Properties Co., Ltd. - Class H (b)	184	239
Guangzhou Shiyuan Electronic Technology Co.,Ltd.	8	109
Guangzhou Wondfo Biotech Co., Ltd	7	86
Guocheng Mining Co., Ltd. (a)	7	17
Guosen Securities Co., Ltd. - Class A	59	117
Guotai Junan Securities Co., Ltd. - Class A	60	162
Guotai Junan Securities Co., Ltd. - Class H	87	121
Guoxuan High-Tech Co., Ltd. (a)	6	23
Haidilao International Holding Ltd. (b)	124	901
Haier Smart Home Co., Ltd - Class A	55	178
Hainan Airlines Holding Co., Ltd. (a)	159	41
Haitian International Holdings Limited	109	255
Haitong Securities Co., Ltd. - Class A (a)	72	149
Hangzhou Bank Co., Ltd. - Class A	8	14
Hangzhou Hikvision Digital Technology Co.,Ltd. - Class A	80	452
Hangzhou Robam Appliances Co., Ltd. - Class A	14	69
Hangzhou Silan Microelectronics Co., Ltd.	24	57
Hangzhou Tigermed Consulting Co., Ltd	3	39
Hansoh Pharmaceutical Group Company Limited (a)	182	891
Harris County School District - Class A	92	79
Hedy Holding Co., Ltd. - Class A	161	192
Hefei Meyer Optoelectronic Technology Inc.	10	71
Heilongjiang Agriculture Company Limited	4	10
Henan Shuanghui Investment & Development Co.,Ltd. - Class A	30	230
Hengan International Group Co. Ltd.	104	764
Hengli Petrochemical (Dalian) Co., Ltd.	65	178
Hengsheng Chemical Industry Co., Ltd.	23	83
Hengtong Optic-Electric Co., Ltd. - Class A	3	7
Hengyi Petrochemical Co. Ltd	41	62
Hithink Royalflush Information Network Co., Ltd	7	159
Holitech Technology Co.,Ltd.	32	24
Hongfa Technology Co., Ltd.	13	88
Hua Hong Semiconductor Limited (a)	65	251
Hua Xia Bank Co., Limited - Class A	115	104
Huaan Securities Co., Ltd. - Class A	35	45
Huadian Power International Corporation Limited - Class A	55	29
Huadong Medicine Co.,Ltd - Class A	18	64
Huagong Tech Company Limited	6	19
Hualan Biological Engineering, Inc.	16	134
Huaneng Power International, Inc. - Class A	18	14
Huaneng Power International, Inc. - Class H	520	202
Huatai Securities Co.,Ltd. - Class A	61	184
Huatai Securities Co.,Ltd. - Class H (b)	218	358
Huaxi Securities Co.,Ltd. - Class A	9	17
Huaxin Cement Co., Ltd.	19	70
Huayu Automotive Systems Co., Ltd. - Class A	37	137
Huazhu Group Limited - ADS	24	1,049
Hubei Energy Group Co., Ltd. - Class A	21	11
Hubei Granules-Biocause Pharmaceutical Co., Ltd. - Class A	66	51
Hubei Jumpcan Pharmaceutical Co., Ltd.	16	54
Hunan Valin Steel Co., Ltd.	35	26
Hundsun Technologies Inc. - Class A	6	80
HUYA Inc. - Class A - ADR (a) (b)	8	194
iFlytek Co., Ltd. - Class A	26	129
iFlytek Co., Ltd. - Class A	21	45
Industrial and Commercial Bank of China Limited - Class A	521	377
Industrial and Commercial Bank of China Limited - Class H	9,230	4,815
Industrial Bank Co., Ltd. - Class A	174	414
Industrial Securities Co., Ltd. - Class A	74	91
Inner Mongolia BaoTou Steel Union Co., Ltd. - Class A (a)	557	94
Inner Mongolia First Machinery Group Co., Ltd.	15	24
Inner Mongolia Junzheng Energy And Chemical Group Co., Ltd.	43	46
Inner Mongolia MengDian HuaNeng Thermal Power Corporation Limited	150	56
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	46	263
Inner Mongolia Yitai Coal Co. Ltd. - Class B	181	125
Innovent Biologics, Inc. (a)	149	1,113
Inspur Electronic Information Industry Co., Ltd.	14	62
iQIYI, Inc. - ADS (a)	35	787
Jafron Biomedical Co., Ltd.	9	90
JD.com, Inc. - Class A - ADR (a)	131	10,158
Jiangsu Changshu Rural Commercial Bank Co., Ltd.	46	52
Jiangsu Expressway Co. Ltd. - Class H	223	226
Jiangsu Hengli Hydraulic Technology Co., Ltd.	17	176
Jiangsu Hengrui Medicine Co., Ltd. - Class A	49	648
Jiangsu King's Luck Brewery Joint-Stock Co., Ltd.	12	80
Jiangsu Shagang Group Co., Ltd	13	23
Jiangsu Siyang Yanghe Vintage Co., Ltd. - Class A	14	267
Jiangsu Xinmin Textile Science & Technology Co., Ltd.	36	93
Jiangsu Yangnong Chemical Co., Ltd.	1	18
Jiangsu Yuyue Medical Equipment Co., Ltd.	2	10
Jiangsu Zhongnan Construction Group Co., Ltd.	47	63
Jiangsu Zhongtian Technology Co., Ltd.	47	72
Jiangxi Copper Company Limited - Class A	45	94
Jiangxi Copper Company Limited - Class H	100	113
Jiangxi Zhengbang Technology Co., Ltd.	25	68
Jilin Aodong Yanbian Pharmaceutical Co., Ltd.	24	60
Jinduicheng Molybdenum Group Co., Ltd. - Class A	13	11
Jinke Property Group Co., Ltd.	354	203
Jinyu Bio-Technology Co., Ltd.	19	77
Joincare Pharmaceutical Group Industry Co., Ltd.	2	5
Jointown Pharmaceutical Group Co., Ltd. - Class A (a)	4	10
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd.	8	81
Joyoung Co., Ltd.	8	45
Joyy Inc. - ADR	9	707
Juewei Food Co., Ltd.	8	101
Juneyao Airlines Co., Ltd.	27	42
Kaile Science And Technology Co., Ltd. (a)	6	11
Kaisa Group Holdings Ltd.	420	217
KE Holdings Inc - Class A - ADR (a) (b)	12	759
Kingdee International Software Group Co. Ltd.	377	984
Koolearn Technology Holding Limited (a) (b)	36	155
Kweichow Moutai Co., Ltd. - Class A	12	2,831
KWG Group Holdings Limited	196	339
Laobaixing Pharmacy Chain Joint Stock Company	8	96
Lee & Man Paper Manufacturing Ltd.	203	148
Legend Holdings Corporation - Class H (b)	87	107
Lens Technology Co., Ltd	25	119
Leo Group Co., Ltd.	29	12
Lepu Medical Technology (Beijing) Co., Ltd.	18	91
Li Ning Company Limited	331	1,558
Liaoning Chengda Co., Ltd. - Class A	19	65
Lingyi iTech (Guangdong) Company	58	97
Livzon Pharmaceutical Group Inc.	11	83
Lomon Billions Group Co., Ltd.	29	99
LONGi Green Energy Technology Co., Ltd. - Class A	31	349
Luenmei Quantum Co., Ltd.	12	22
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	64	542
Luye Pharma Group Ltd (b)	320	188
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	11	237
Maanshan Iron & Steel Company Limited - Class A	60	23
Mango Excellent Media Co., Ltd.	17	171
Maxscend Microelectronics Company Limited - Class A	2	106
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A (a)	36	76
Meituan Dianping (a)	547	17,260
Metallurgical Corporation of China Ltd. - Class A	49	19
Momo Inc. - ADR	24	326
Muyuan Foods Co.,Ltd. - Class A	35	381
Nanjing King-friend Biochemical Pharmaceutical Co., Ltd	12	77
Nanjing Securities Co., Ltd.	14	28
Nanyang Topsec Technologies Group Inc. (a)	7	22
NARI Technology Co., Ltd.	54	157

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Naura Technology Group Co., Ltd.	5	117
NavInfo Co., Ltd.	24	53
NetEase, Inc. - ADR	13	5,715
New China Life Insurance Company Ltd. - Class A	16	149
New Hope Liuhe Co., Ltd. - Class A	31	128
New Oriental Education & Technology Group - ADR (a)	22	3,282
Newland Digital Technology Co.,Ltd.	10	23
Ninestar Corporation - Class A	9	39
Ningbo Joyson Electronic Corp.	5	17
Ningbo Tuopu Group Co.,Ltd.	5	30
NIO, Inc. - Class A - ADR (a) (b)	162	3,431
Noah Holdings Limited - Class A - ADS (a)	4	99
Northeast Securities Co., Ltd.	19	28
Oceanwide Holdings Co., Ltd.	119	74
Offshore Oil Engineering Co.,Ltd. - Class A	70	47
OFILM Group Co., Ltd. - Class A	69	93
Oppein Home Group Inc.	6	93
Oppein Home Group Inc. - Class A	117	117
Orient Securities Company Limited - Class A	80	130
Oriental Pearl Group Co., Ltd. - Class A	7	11
Ovctek China Inc.	10	89
Pangang Group Steel Vanadium & Titanium Co., Ltd. (a)	139	42
People's Insurance Company (Group) of China Limited, The	39	38
Perfect World Co., Ltd. - Class A	26	125
PetroChina Company Limited - Class A	256	155
PetroChina Company Limited - Class H	3,099	912
Pinduoduo Inc. - ADR (a) (b)	41	3,049
Ping An Bank Co., Ltd. - Class A	186	416
Ping An Healthcare and Technology Company Limited (a) (b)	53	691
Ping An Insurance (Group) Co of China Ltd - Class A	101	1,136
Ping An Insurance (Group) Co of China Ltd - Class H	912	9,448
Poly Developments And Holdings Group Co., Ltd. - Class A	121	285
Poly Property Services Co., Ltd. (b) (d)	17	136
Postal Savings Bank of China Co., Ltd.	76	51
Postal Savings Bank of China Co., Ltd. - Class H (d)	1,570	663
Power Construction Corporation of China - Class A	171	95
Proya Cosmetics Co., Ltd.	4	83
Qingdao Rural Commercial Bank Co., Ltd.	28	21
RiseSun Real Estate Development Co., Ltd. - Class A	51	57
Rongsheng Petrochemical Co., Ltd. - Class A	40	109
S.F. Holding Co., Ltd	30	362
SAIC Motor Corporation Limited - Class A	80	226
Sanan Optoelectronics Co., Ltd. - Class A	38	138
Sangfor Technologies Inc.	—	13
Sansteel Minguang Co., Ltd., Fujian	45	44
SANY Heavy Industry Co., Ltd. - Class A	56	204
SDIC Capital Co., Ltd. - Class A	42	95
SDIC Power Holdings Co., Ltd. - Class A	94	125
Sealand Securities Co., Ltd.	107	84
Seazen Group Limited	316	270
Seazen Holdings Co., Ltd. - Class A	24	123
SG Micro Corp.	2	101
Shaanxi Coal and Chemical Industry Group Co.,Ltd. - Class A	91	112
Shan Dong Sun Paper Industry Joint Stock Co., Ltd.	41	86
Shandong Buchang Pharmaceutical Co., Ltd. - Class A	3	11
Shandong Gold Group Co., Ltd. - Class A (c)	24	90
Shandong Haisteel International Trading Co., Ltd. - Class A (a)	97	30
Shandong Linglong Tyre Co., Ltd.	21	91
Shandong Nanshan Aluminium Co., Ltd.	72	24
Shandong Sinocera Functional Material Co., Ltd.	17	91
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	374	748
Shanghai Baosight Software Co., Ltd.	11	115
Shanghai Baozun E-Commerce Limited - ADR (a) (b)	6	193
Shanghai Electric Group Company Limited - Class A (a)	10	7
Shanghai Electric Power Company Limited	21	23
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A	16	119
Shanghai Hyron Software Co.,Ltd. - Class A	118	49
Shanghai International Airport Co.Ltd.	11	109
Shanghai International Port(Group) Co.,Ltd - Class A	79	49
Shanghai Jahwa United Co., Ltd.	12	68
Shanghai Jiangong Tufang Construction Co., Ltd.	87	40
Shanghai Jin Jiang International Hotels Development Co.,Ltd.	3	19
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. - Class B	225	189
Shanghai M&G Stationery Inc	12	119
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	3	8
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	117	196
Shanghai Pu Tai Lai New Energy Technology Co., Ltd.	1	18
Shanghai Pudong Development Bank Co., Ltd. - Class A	255	354
Shanghai RAAS blood products co., Ltd.	40	48
Shanghai Tunnel Engineering Co., Ltd. - Class A	10	8
Shanghai Wingtech Electronics Technology Co.,Ltd.	7	121
Shanghai Yuyuan Tourist Mart(Group)Co., Ltd.	49	64
Shanghai Zhangjiang Hi-Tech Park Development Co., Ltd. - Class A	—	1
Shanxi Lu'an Environmental Energy Development Co.,Ltd. - Class A	48	43
Shanxi Securities Co., Ltd. - Class A	12	15
Shanxi Taigang Stainless Steel Co., Ltd.	97	53
Shanxi Xishan Coal and Electricity Power Co., Ltd. - Class A	84	54
Shenergy Company Limited - Class A	81	66
Shengyi Technology Co., Ltd.	25	86
Shennan Circuit Company Limited	5	94
Shenwang Hongyuan Group Co., Ltd - Class A	188	147
Shenyang Siasun Robot & Automation Co., Ltd. (a)	28	59
Shenzhen Airport Co., Ltd.	40	50
Shenzhen BGI Genomics Co., Ltd.	2	40
Shenzhen Energy Group Co., Ltd. - Class A	19	15
Shenzhen Expressway Company Limited	120	105
Shenzhen Goodix Technology Co., Ltd.	4	95
Shenzhen Hepalink Pharmaceutical Group Co., Ltd.	23	75
Shenzhen Inovance technology Co., Ltd.	20	170
Shenzhen International Holdings Limited	176	280
Shenzhen Investment Ltd.	484	142
Shenzhen Kaifa Technology Co., Ltd.	24	73
Shenzhen Kangtai Biological Products Co., Ltd.	7	182
Shenzhen Kingdom Sci-Tech Co., Ltd.	20	52
Shenzhen Leyard Opto-Electronic Co. Ltd	23	26
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	9	452
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A	9	47
Shenzhen Sunway Communication Co., Ltd.	11	87
Shenzhou International Group Holdings Limited	127	2,172
Shijiazhuang Yiling Pharmaceutical Co.,Ltd.	4	16
Sichuan Chuantou Energy Co.,Ltd. - Class A	9	13
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	18	59
Sichuan Languang Development Co., Ltd.	57	42
Sichuan Swellfun Co., Ltd.	7	62
Silergy Corp.	12	713
SINA Corporation (a)	9	374
Sinolink Securities Co., Ltd. - Class A (c)	6	13
Sinopec Engineering (Group) Co., Ltd. - Class H	240	90
Sinopec Shanghai Petrochemical Co., Ltd. - Class A	16	8
Sinopec Shanghai Petrochemical Co., Ltd. - Class H (b)	484	89
Sinopharm Group Co. Ltd. - Class H	222	472

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Sinopharm Jinhua Co., Ltd. (a)	57	44
Sinotrans Limited	92	50
SOHO China Limited (a) (b)	293	79
Songcheng Performance Development Co.,Ltd	31	85
Soochow Securities Co.,Ltd - Class A	12	19
Southwest Securities Co., Ltd.	36	28
Spring Airlines Co., Ltd. - Class A	11	73
STO.Experss.Ltd.	7	15
Sun Art Retail Group Limited	392	436
Sunac China Holdings Limited	396	1,559
Suning.Com Co.,Ltd - Class A	82	109
Sunshine City Group Co., Ltd. - Class A (a)	20	8
Sunwoda Electronic Co., Ltd.	3	11
Suofeiya Home Collection Company, Limited	22	85
Suzhou Dongshan Precision Manufacturing Co., Ltd.	10	39
Suzhou Gold Mantis Construction Decoration Co., Ltd. - Class A	17	24
TAL Education Group - ADS (a)	58	4,388
Tangshan Jidong Cement Co., Ltd.	5	12
TBEA Company Ltd. - Class A	13	16
TCL Corporation	138	126
Tencent Holdings Limited	879	59,263
Tencent Music Entertainment Group - Class A - ADR (a)	58	851
The Pacific Securities Co.,Ltd (a)	117	70
Thunder Software Technology Co., Ltd.	3	36
Tianfeng Securities Co., Ltd.	101	97
Tianjin 712 Communication & Broadcasting Co., Ltd.	4	26
Tianjin Chase Sun Pharmaceutical Co Ltd.	21	17
Tianjin Zhonghuan Semiconductor Co., Ltd.	36	118
Tianma Microelectronics Co., Ltd. - Class A	30	65
Tianqi Lithium Corporation (a)	3	8
Tianshui Huatian Technology Co., Ltd.	41	83
Tingyi Cayman Islands Holding Corp.	283	499
Toly Bread Co., Ltd.	8	68
Tongcheng-Elong Holdings Limited (a)	128	235
Tongfu Microelectronics Co., Ltd. (a)	7	24
Tonghua Dongbao Pharmaceutical Co., Ltd. - Class A	29	58
Tongkun Group Co., Ltd.	29	60
Tongling Nonferrous Metals Group Co., Ltd. - Class A	31	10
Tongwei Co., Ltd. - Class A	37	147
Top Choice Medical Investment Co., Inc. (a)	4	116
Topsports International Holdings Limited	199	277
Transfar Zhilian Co., Ltd.	55	46
Travelsky Technology Ltd. - Class H	158	339
Trip.com Group Limited - ADR (a)	73	2,265
Tsingtao Brewery Co.,Ltd. - Class A	5	56
Tsingtao Brewery Co.,Ltd. - Class H	64	523
Tunghsu Optoelectronic Technology Co.,Ltd. - Class A (a)	33	14
Unigroup Guoxin Micro-Electronics Co., Ltd	2	33
Unisplendour Co., Ltd. - Class A	32	120
Universal Scientific Industrial (Shanghai) Co., Ltd.	24	90
Venustech Group Inc.	11	57
Vinda International Holdings Limited	53	174
Vipshop (China) Co., Ltd. - ADR (a)	70	1,102
Visionox Technology Inc. (a)	24	55
Walvax Biotechnology Co., Ltd.	16	122
Wanda Film Holding Co., Ltd. (a)	26	69
Wangsu Science & Technology Co., Ltd.	13	15
Wanhua Chemical Group Co.,Ltd.	32	326
Want Want China Holdings Limited	745	522
Weibo Corporation - ADR (a) (b)	10	350
Weichai Power Co., Ltd. - Class A	28	63
Weichai Power Co., Ltd. - Class H	322	652
Weifu High-Technology Group Co., Ltd. - Class A	2	7
Weihai Guangwei Composites Co., Ltd.	1	8
Western Securities Co., Ltd. - Class A	6	8
Will Semiconductor Co.,Ltd.	4	105
Winning Health Technology Group Co., Ltd.	30	87
Wonders Information Co., Ltd. (a)	5	19
Wuchan Zhongda Group Co., Ltd.	74	51
Wuhan Guide Infrared Co., Ltd.	5	25
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A	12	72
Wuhu Token Sciences Co., Ltd.	12	18
Wuliangye Yibin Co., Ltd. - Class A	37	1,218
WUS Printed Circuit (Kunshan) Co., Ltd.	18	50
WuXi AppTec Co., Ltd.	18	273
WuXi AppTec Co., Ltd. (b)	44	635
Wuxi Biologics Cayman Inc (a)	158	3,896
Wuxi Lead Intelligent Equipment Co., Ltd.	5	35
Wuxi Taiji Industry Co.,Ltd.	10	15
XCMG Construction Machinery Co., Ltd. - Class A	100	82
Xiamen C&D Inc. - Class A	5	7
Xiamen Intretech Inc.	2	20
Xiamen Tungsten Co., Ltd.	31	60
Xiaomi Corporation - Class W (a)	1,612	4,311
Xinhu Zhongbao Co., Ltd. - Class A	112	56
Xinjiang Goldwind Science & Technology Co., Ltd. - Class A	12	18
Xinjiang Goldwind Science & Technology Co., Ltd. - Class H	77	68
Xinyi Solar Holdings Limited	630	1,016
XPeng Inc - ADR (a) (b)	16	325
Yantai Jereh Oilfield Services Group Co.,Ltd.	12	53
Yanzhou Coal Mining Co Ltd	22	30
Yanzhou Coal Mining Co. Ltd. - Class H	152	114
Yealink Network Technology Corporation Limited	9	81
Yifan Pharmaceutical Co., Ltd	6	20
Yifeng Pharmacy Chain Co., Ltd.	6	92
YiHai International Holdings Limited	75	1,179
Yintai Gold Co., Ltd.	43	67
Yonghui Superstores Co., Limited - Class A	86	99
Youngor Group Co. Ltd. - Class A	28	28
Youzu Interactive Co. Ltd	23	59
Yuan Longping High-Tech Agriculture Co., Ltd. (a)	6	16
Yum China Holdings, Inc.	62	3,262
Yunda Holding Co., Ltd.	28	76
Yunnan Baiyao Group Co., Ltd. - Class A	15	227
Yunnan Energy New Material Co., Ltd.	10	130
Yuzhou Properties Company Limited	230	92
Zai Lab (PTY) LTD (a)	10	866
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A	3	104
Zhaojin Mining Industry Co., Ltd. - Class H	180	220
Zhejiang Apeloa Kangyu Pharmaceutical Co., Ltd.	11	40
Zhejiang Century Huatong Group Co. Ltd. - Class A (a)	51	71
Zhejiang Chint Electrics Co.,Ltd - Class A	20	88
Zhejiang Dahua Technology Co., Ltd. - Class A	5	15
Zhejiang Dingli Machinery Co., Ltd.	1	12
Zhejiang Expressway Co. Ltd. - Class H	236	171
Zhejiang Grandwall Electric Science & Technology Co., Ltd.	34	80
Zhejiang Huahai Pharmaceutical Co., Ltd.	5	22
Zhejiang Huayou Cobalt Co., Ltd. - Class A (a)	9	46
Zhejiang Jingsheng Mechanical and Electrical Co., Ltd.	4	19
Zhejiang Juhua Co., Ltd. (c)	56	56
Zhejiang Longsheng Group Co.,Ltd - Class A	36	73
Zhejiang NHU Company Ltd.	17	75
Zhejiang Sanhua Intelligent Controls Co., Ltd.	40	132
Zhejiang Semir Garment Co., Ltd. - Class A	13	15
Zhejiang Supor Co., Ltd.	5	59
Zhejiang Wanfeng Auto Wheel Co., Ltd.	54	54
Zhejiang Weixing New Building Materials Co., Ltd.	31	72
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd.	8	63
Zhengzhou Yutong Bus Co., Ltd. - Class A	19	45
Zhenro Properties Group Limited (d)	224	138
Zheshang Securities Co., Ltd.	18	47
ZhongAn Online P&C Insurance Co., Ltd. (a) (b)	64	322
Zhonghang Helicopter Co., Ltd.	9	70
Zhongji Innolight Co., Ltd.	9	66
Zhongjin Gold Corporation Limited - Class A	68	100
Zhongsheng Group Holdings Limited	81	511
Zhongtian Financial Group Company Limited (a)	39	19
Zhuzhou Crrc Times Electric Co., Ltd. - Class H	69	233

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Zijin Mining Group Co. Ltd. - Class H	814	521
Zijin Mining Group Co., Ltd. - Class A	196	177
Zoomlion Heavy Industry Science and Technology Co.,Ltd	175	169
Zoomlion Heavy Industry Science and Technology Co.,Ltd - Class A (a)	77	92
ZTE Corporation	36	177
ZTE Corporation - Class H (b)	112	270
Zto Express Co., Ltd. - ADR	62	1,857
		374,306
Taiwan 12.6%
Accton Technology Corporation	83	642
Acer Inc.	408	353
Advantech Co. Ltd.	57	573
Airtac International Group	22	489
ASE Technology Holding Co., Ltd.	475	977
Asia Cement Corp.	350	504
ASMedia Technology Inc.	4	203
Asustek Computer Inc.	108	949
AU Optronics Corp. (a)	1,246	488
Catcher Technology Co. Ltd.	109	686
Cathay Financial Holding Co. Ltd.	1,182	1,581
Chailease Holding Company Limited	182	829
Chang Hwa Commercial Bank	868	521
Cheng Shin Rubber Industry Co. Ltd.	293	375
Chicony Electronics Co. Ltd.	106	310
China Development Financial Holding Corp.	1,860	549
China Life Insurance Company Limited	465	320
China Steel Corp.	1,840	1,303
Chinatrust Financial Holding Co. Ltd.	2,830	1,804
Chunghwa Telecom Co. Ltd.	565	2,090
Compal Electronics Inc.	673	445
Delta Electronics Inc.	303	1,992
E. Sun Financial Holding Co. Ltd.	1,783	1,583
Eclat Textile Co. Ltd.	33	413
Eva Airways Corp.	294	109
Evergreen Marine Corp Taiwan Ltd. (a) (b)	289	159
Far Eastern New Century Corp.	499	439
Far EasTone Telecommunications Co. Ltd.	204	431
Feng Tay Enterprise Co. Ltd.	54	324
First Financial Holding Co. Ltd.	1,572	1,119
Formosa Chemicals & Fibre Corp.	561	1,318
Formosa Petrochemical Corp.	191	530
Formosa Plastics Corp.	577	1,572
Formosa Taffeta Co. Ltd.	108	117
Foxconn Technology Co. Ltd.	126	225
Fubon Financial Holding Co. Ltd.	992	1,443
Giant Manufacturing Co. Ltd.	43	408
GlobalWafers Co., Ltd. (b)	32	428
Highwealth Construction Corp.	99	147
HIWIN Technologies Corp.	39	387
Hon Hai Precision Industry Co. Ltd.	1,922	5,165
Hotai Motor Co. Ltd.	47	1,055
Hua Nan Financial Holdings Co. Ltd.	1,376	841
Innolux Corporation (b)	1,137	372
Inventec Co. Ltd.	390	304
Largan Precision Co. Ltd.	15	1,758
Lite-On Technology Corp.	353	563
MediaTek Inc.	231	4,893
Mega Financial Holdings Co. Ltd.	1,643	1,581
Micro-Star International Co. Ltd.	95	440
Nan Ya Plastics Corp.	812	1,676
Nanya Technology Corp.	187	375
Nien Made Enterprise Co., LTD.	21	251
Novatek Microelectronics Corp.	94	865
PEGATRON Corporation	316	702
Phison Electronics Corp.	19	175
Pou Chen Corp.	412	374
Powertech Technology Inc.	94	284
President Chain Store Corp.	88	801
Quanta Computer Inc.	432	1,135
Realtek Semiconductor Corp.	76	975
Ruentex Development Co. Ltd.	88	118
Shin Kong Financial Holding Co. Ltd. (b)	1,769	493
SinoPac Financial Holdings Co. Ltd.	1,621	610
Standard Foods Corp.	36	76
Synnex Technology International Corp.	237	339
Taishin Financial Holding Co. Ltd.	1,405	624
Taiwan Business Bank	906	299
Taiwan Cement Corp.	772	1,108
Taiwan Cooperative Bank, Ltd.	1,410	951
Taiwan High Speed Rail Corporation	306	336
Taiwan Mobile Co. Ltd.	247	824
Taiwan Semiconductor Manufacturing Co. Ltd.	3,776	57,048
The Shanghai Commercial & Savings Bank, Ltd.	501	675
Uni-President Enterprises Corp.	735	1,587
United Microelectronics Corp.	1,842	1,830
Vanguard International Semiconductor Corp.	125	418
Walsin Technology Corp.	43	232
WIN Semiconductors Corp.	54	539
Winbond Electronics Corp.	527	256
Wistron Corp.	429	444
Wiwynn Corporation	13	297
WPG Holdings Limited	271	365
Yageo Corp.	60	730
Yuanta Financial Holding Co. Ltd.	1,562	965
Zhen Ding Technology Holding Limited	82	358
		125,242
South Korea 11.2%
ALTEOGEN Inc. (a)	3	430
Amorepacific Corp.	4	187
Amorepacific Corporation	5	663
BGFretail Co., Ltd.	1	143
BNK Financial Group Inc.	54	233
Celltrion Healthcare Co. Ltd. (a)	11	817
Celltrion Inc. (a)	14	3,135
Celltrion Pharm Inc. (a)	2	237
Cheil Worldwide Inc.	10	176
CJ CheilJedang Corp.	1	417
CJ Corp.	3	183
CJ Logistics Corp. (a)	1	220
CJ O Shopping Co. Ltd.	1	168
Daelim Industrial Co. Ltd.	4	267
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	8	154
Daum Communications Corp.	9	2,723
DB Insurance Co. Ltd.	7	286
Doosan Bobcat Inc.	9	198
Douzon Bizon Co. Ltd.	3	264
E-MART Inc.	3	309
Fila Korea Ltd.	6	192
GS Engineering & Construction Corp.	10	207
GS Holdings Corp.	7	185
GS Retail Co., Ltd.	5	141
Hana Financial Group Inc.	47	1,131
Hankook Tire & Technology Co,. Ltd.	10	268
Hanmi Science Co., Ltd.	1	194
Hanon Systems	32	341
Hanwha Chem Corp.	14	470
Hanwha Corp.	5	115
HLB Inc. (a)	7	583
Honam Petrochemical Corp.	3	428
Hotel Shilla Co. Ltd.	4	251
Hyundai Engineering & Construction Co. Ltd.	11	290
Hyundai Glovis Co., Ltd.	3	313
Hyundai Marine & Fire Insurance Co.,Ltd.	10	182
Hyundai Mobis	11	2,090
Hyundai Motor Co.	23	3,530
Hyundai Steel Co.	15	320
Industrial Bank of Korea	46	317
Kangwon Land Inc.	15	275
KB Financial Group Inc.	61	1,951
Kia Motors Corp.	40	1,623
KMWinc. (a)	4	247
Korea Aerospace Industries, Ltd.	10	191
Korea Electric Power Corp.	43	749
Korea Gas Corp.	6	118
Korea Investment Holdings Co. Ltd.	6	357
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	6	409

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Korea Shipbuilding & Offshore Engineering Co., Ltd.	1	268
Korea Zinc Co. Ltd.	1	405
Korean Air Lines Co. Ltd. (a)	9	145
KT&G Corp.	18	1,240
Kumho Petro chemical Co. Ltd.	3	289
LG Chem Ltd.	7	3,965
LG Corp.	15	929
LG Display Co., Ltd.	35	458
LG Electronics Inc.	16	1,276
LG Household & Health Care Ltd.	1	1,784
LG Innotek Co., Ltd.	2	298
LG Uplus Corp.	30	292
Lotte Corp.	5	123
Lotte Shopping Co., Ltd.	2	139
MERITZ Securities Co. Ltd.	35	98
Mirae Asset Daewoo Co. Ltd.	46	334
NAVER Corp.	19	4,778
NCSoft Corp.	3	1,735
Netmarble Corp. (a)	3	482
Orion Incorporation	4	421
Ottogi Corp.	—	28
Pan Ocean Co., Ltd. (a)	54	157
Pearl Abyss Corp. (a)	1	143
POSCO	11	1,910
Posco Chemical Co. Ltd.	3	221
Posco Daewoo Corp.	10	114
S1 Corp.	3	228
Samsung Biologics Co., Ltd (a)	3	1,498
Samsung C&T Corporation	13	1,146
Samsung Card Co., Ltd.	4	99
Samsung Electro-Mechanics Co. Ltd.	9	1,036
Samsung Electronics Co. Ltd.	733	36,437
Samsung Engineering Co. Ltd. (a)	28	254
Samsung Fire & Marine Insurance Co. Ltd.	4	692
Samsung Heavy Industries Co. Ltd. (a)	80	364
Samsung Life Insurance Co., Ltd.	11	573
Samsung SDI Co. Ltd.	8	3,102
Samsung Sds Co., Ltd.	5	740
Samsung Securities Co. Ltd.	9	242
Seegene, Inc.	3	635
Shin Poong Pharmaceutical Co.,Ltd. (a)	5	490
Shinhan Financial Group Co. Ltd.	73	1,706
Shinsegae Co. Ltd.	1	218
SK C&C Co., Ltd.	6	944
SK Hynix Inc.	84	6,006
SK innovation Co., Ltd.	8	977
SK Telecom Co. Ltd.	6	1,258
S-Oil Corp.	7	292
Woongjin Coway Co., Ltd.	7	459
Woori Financial Group Inc.	74	541
Woori Investment & Securities Co. Ltd.	23	179
Yuhan Corp.	8	436
		111,262
India 8.1%
Adani Ports and Special Economic Zone Limited	73	339
Ambuja Cements Limited	112	332
Asian Paints Limited	46	1,244
Aurobindo Pharma Ltd.	42	453
Avenue Supermarts Limited (a)	22	649
Axis Bank Limited (a)	343	1,985
Bajaj Auto Limited	10	389
Bajaj Finance Limited	27	1,215
Bajaj Finserv Limited	6	468
Bandhan Bank Limited (a)	115	427
Berger Paints India Limited	40	320
Bharat Forge Ltd	30	184
Bharat Petroleum Corporation Limited	105	504
Bharti Airtel Ltd.	191	1,096
Bharti Infratel Limited	51	123
Biocon Ltd. (a)	42	257
Bosch Limited	1	186
Britannia Industries Ltd	9	441
Cipla Limited	55	575
Coal India Ltd Govt Of India Undertaking	195	306
Colgate-Palmolive (India) Limited	12	235
Container Corporation	37	185
Dabur India Ltd.	83	579
Divi's Laboratories Ltd.	13	532
DLF Limited	102	211
Dr. Reddy's Laboratories Ltd.	18	1,237
Eicher Motors Limited	21	614
GAIL India Ltd.	221	261
Godrej Consumer Products Limited	60	594
Grasim Industries Ltd	43	432
Havells India Limited	33	306
HCL Technologies Ltd.	169	1,872
HDFC Life Insurance Company Limited (a)	113	861
HDFC Asset Management Company Limited	7	215
Hero Motocorp Ltd.	15	623
Hindalco Industries Limited	161	385
Hindustan Petroleum Corp. Ltd.	106	261
Hindustan Unilever Ltd.	126	3,534
Housing Development Finance Corp.	251	5,944
ICICI Bank Limited (a)	790	3,832
ICICI Lombard General Insurance Company Limited	31	551
ICICI Prudential Life Insurance Company Limited	54	310
Indian Oil Corporation Limited	277	278
Indraprastha Gas Limited	31	162
Info Edge (India) Limited	10	484
Infosys Ltd.	523	7,226
Interglobe Aviation Limited (a)	11	193
ITC Limited	454	1,059
JSW Steel Limited	127	481
Jubilant Foodworks Limited	11	340
Larsen and Toubro Limited	78	959
LIC Housing Finances Ltd.	55	205
Lupin Ltd.	34	465
Mahindra & Mahindra Ltd.	112	927
Marico Limited	66	326
Maruti Suzuki India Ltd.	19	1,704
Motherson Sumi Systems Ltd.	144	225
Nestle India Ltd.	4	809
NTPC Limited	404	467
Oil & Natural Gas Corp. Ltd.	388	365
Page Industries Limited	1	229
Petronet LNG Limited	76	227
Pidilite Industries Limited	19	364
Piramal Enterprises Limited	16	267
Power Grid Corporation of India Limited	275	607
Rec Limited	107	144
Reliance Industries Ltd.	437	13,276
SBI Life Insurance Company Limited (a)	64	711
Sesa Sterlite Ltd.	257	479
Shree Cement Ltd.	1	372
Shriram Transport Finance Company Limited	17	146
Siemens Limited	8	137
State Bank of India (a)	259	653
Sun Pharmaceutical Industries Ltd.	127	864
Tata Consultancy Services Limited	137	4,638
Tata Consumer Products Limited	66	446
Tata Motors Limited (a)	286	519
Tata Steel Ltd.	49	240
Tech Mahindra Limited	78	837
Titan Industries Ltd.	51	834
Torrent Pharmaceuticals Ltd	8	299
UltraTech Cement Limited	17	908
United Spirits Limited (a)	48	337
UPL Limited	74	509
Wipro Ltd.	180	767
Zee Entertainment Enterprises Ltd.	125	355
		80,907
Hong Kong 3.9%
Agricultural Bank of China Limited - Class H	4,029	1,265
ANTA Sports Products Limited	161	1,687
AviChina Industry & Technology Co. Ltd. - Class H	444	255
Beijing Enterprises Water Group Limited	802	313
Bosideng International Holdings Limited (b)	586	184
China Cinda Asset Management Co., Ltd. - Class H	1,655	311

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
China Communications Services Co., Ltd. - Class H	350	207
China Education Group Holdings Limited (d)	92	170
China Everbright Bank Company Limited - Class H	466	148
China Everbright International Ltd.	566	324
China Everbright Ltd.	94	126
China Evergrande Group (b)	297	760
China Galaxy Securities Co., Ltd. - Class H	579	328
China Gas Holdings Ltd.	392	1,123
China General Nuclear Power Corporation	1,495	308
China Jinmao Holdings Group Limited	844	470
China Medical System Holdings Limited	194	215
China Mengniu Dairy Company Limited	424	2,010
China Merchants Bank Co., Ltd. - Class H	593	2,821
China Oilfield Services Ltd. - Class H	302	212
China Overseas Holdings Limited	195	160
China Overseas Land & Investment Ltd.	582	1,470
China Power International Development Limited	536	99
China Resources Enterprise Ltd.	218	1,339
China Resources Gas Group Ltd.	144	646
China Resources Land Ltd.	495	2,256
China Resources Power Holdings Co. Ltd.	293	326
China State Construction International Holdings Limited	380	250
China Taiping Insurance Holdings Co. Ltd.	242	371
China Unicom Hong Kong Ltd.	865	568
China Vanke Co., Ltd. - Class H	276	851
CITIC Pacific Ltd.	964	713
CSPC Pharmaceutical Group Ltd.	854	1,674
GOME Retail Holdings Limited (a) (b)	1,350	179
Haier Electronics Group Co., Ltd.	184	668
Haitong Securities Co., Ltd. - Class H (a)	459	393
Hanergy Thin Film Power Group Limited (a) (c)	3,098	425
Hutchison China Meditech (Hk) Limited - ADR (a)	11	362
Kingboard Chemical Holdings Ltd.	106	351
Kingboard Laminates Holdings Limited	159	220
Kingsoft Corp Ltd	127	640
Kunlun Energy Co. Ltd.	594	393
Lenovo Group Ltd.	1,193	792
Longfor Group Holdings Limited	274	1,553
New China Life Insurance Company Ltd. - Class H	130	491
Nine Dragons Paper (Holdings) Limited	215	272
People's Insurance Company (Group) of China Limited, The - Class H	1,184	353
PICC Property & Casualty Co. Ltd. - Class H	1,003	704
Semiconductor Manufacturing International Corporation (a) (b)	553	1,320
Shanghai Electric Group Company Limited - Class H (a)	606	164
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	81	340
Shanghai Industrial Holdings Ltd.	74	99
Shanghai Industrial Urban Development Group Limited	15	1
Shimao Property Holdings Limited	196	815
Sino Biopharmaceutical Limted	1,594	1,757
Sino-Ocean Land Holdings Limited	470	95
Sinotruk (Hong Kong) Limited	92	239
SSY Group Limited	238	136
Sunny Optical Technology (Group) Company Limited	109	1,688
Uni-President China Holdings Ltd	228	210
Wharf Holdings Ltd.	246	492
Yuexiu Property Co. Ltd.	728	143
		39,255
South Africa 3.4%
Absa Group Ltd	117	623
Anglo American Platinum Ltd.	8	587
AngloGold Ashanti Ltd.	66	1,703
Aspen Pharmacare Holdings (a)	54	385
Bid Corporation	49	758
Bidvest Group Ltd.	47	384
Capitec Bank Holdings Ltd.	10	600
Clicks Group Ltd.	37	496
Discover Ltd.	59	450
Exxaro Resources Ltd.	34	252
FirstRand Ltd.	734	1,812
Gold Fields Ltd.	135	1,629
Growthpoint Properties Ltd	420	308
Harmony Gold Mining Co. Ltd. (a)	84	444
Impala Platinum Holdings Limited (b)	124	1,078
Kumba Iron Ore Ltd	11	334
Life Healthcare Group Holdings	238	242
Momentum Metropolitan Holdings	138	127
Mr Price Group	46	362
MTN Group Ltd.	262	884
Multichoice Group	62	357
Naspers Ltd. - Class N (b)	67	11,871
Nedbank Group Ltd.	51	310
Northam Platinum (a)	59	603
Old Mutual Public Limited Company (b)	644	399
Pepkor Holdings Ltd	87	58
Rand Merchant Investment Holdings Limited	142	245
Remgro Ltd.	86	486
Sanlam Ltd (b)	268	835
Sasol Ltd. (a)	84	652
Shoprite Holdings Ltd. (b)	76	619
Sibanye Stillwater	338	928
Standard Bank Group Limited	196	1,266
The Spar Group	29	325
Tiger Brands Limited	29	334
Vodacom Group Limited	99	730
Woolworths Holdings Limited	147	311
		33,787
Brazil 3.3%
American Beverage Co Ambev	727	1,626
Atacadao S/A	69	249
B2W - Companhia Global Do Varejo. (a)	32	516
B3 S.A. - Brasil, Bolsa, Balcao	322	3,153
Banco Bradesco S.A.	196	632
Banco BTG Pactual S.A.	34	443
Banco do Brasil SA	127	673
Banco Santander (Brasil) S.A.	67	334
BB Seguridade Participacoes S/A	99	428
BRF SA (a)	83	270
CCR S.A.	192	436
Centrais Eletricas Brasileiras SA	45	246
Cielo S.A.	217	153
Cogna Educacao S/A	268	248
Companhia Brasileira de Distribuicao	28	348
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP	54	451
Companhia Siderurgica Nacional	110	324
Cosan S.A.	22	271
CPFL Energia S/A	32	159
Energisa S/A	22	159
ENGIE Brasil Energia S.A.	27	198
Equinor ASA	142	535
Hapvida Participacoes E Investimentos Ltda	32	357
Hypera S.A.	53	282
Irb Brasil Resseguros S/A	167	222
JBS S/A	160	588
Klabin S.A.	106	451
Localiza Rent A Car S/A	94	945
Lojas Renner S/A.	126	892
Magazine Luiza S.A.	115	1,835
Multiplan Empreendimentos Imobiliarios S/A	50	173
Natura & Co Holding SA	121	1,096
Notre Dame Intermedica Participacoes S.A.	72	838
Petrobras Distribuidora S/A.	107	387
Petroleo Brasileiro SA	567	2,004
Porto Seguro S.A.	16	135
Raia Drogasil S.A.	173	725
Rumo SA (a)	177	601
Sul America S.A.	45	319
Suzano S.A. (a)	89	717
Tim Participacoes SA	116	268
Ultrapar Participacoes S.A.	99	342
Vale S.A.	568	5,978
Via Varejo S/A (a)	174	539

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
WEG SA	130	1,514
		33,060
Russian Federation 2.9%
BANK VTB, PAO	449,895	199
Gazprom, Pao	1,835	4,041
Joint Stock Company "Alrosa" (Public Stock Society)	448	425
Mobile Telesystems PJSC - ADR	63	551
Polymetal International PLC	36	797
Public Joint Stock Company "Severstal"	29	376
Public Joint Stock Society "Fosagro" - GDR (d)	19	233
Public Joint Stock Society "Inter RAO UES"	5,946	430
Public Joint Stock Society "Magnit" - GDR (d)	57	855
Public Joint Stock Society "Magnitogorsk Iron And Steel Works"	366	181
Public Joint Stock Society "Moscow Exchange MICEX-RTS"	213	402
Public Joint Stock Society "Novatek" - GDR (d)	14	1,892
Public Joint Stock Society "Novolipetsk Iron And Steel Works"	157	346
Public Joint Stock Society "Polyus"	5	1,093
Public Joint Stock Society "Surgutneftegaz"	1,155	513
Public Joint Stock Society "Tatneft"	219	1,299
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	10	2,330
Public Joint Stock Society Oil Company "Lukoil"	63	3,643
Public Joint Stock Society Oil Company "Rosneft"	184	910
Sberbank of Russia	1,648	4,835
X5 Retail Group N.V. - GDR (d)	20	740
Yandex N.V. - Class A (a)	46	2,969
		29,060
Saudi Arabia 2.7%
Abdullah Al-Othaim Markets Company	6	209
Advanced Petrochemical Company	15	232
Al Rajhi Banking and Investment Corporation	189	3,309
Alinma Bank (a)	149	652
Almarai Company	42	593
Arab National Bank	93	506
Bank AlBilad	60	384
Bank Aljazira	80	298
Banque Saudi Fransi	90	779
BUPA Arabia for Cooperative Insurance Company (a)	9	297
Dar AL-Arkan Real Estate Development Company (a)	55	138
Etihad Etisalat Company (a)	60	456
Jarir Marketing Company	9	428
KeyBank National Association	228	2,264
National Industrialization Company (a)	62	221
Rabigh Refining and Petrochemical Company (a)	46	192
Riyad Bank	208	1,038
Samba Financial Group	157	1,129
Santana Mining Inc. (a)	62	690
Saudi Airlines Catering Co.	7	146
Saudi Arabian Fertilizer Company	32	699
Saudi Arabian Oil Company	332	3,185
Saudi Basic Industries Corporation	140	3,301
Saudi British Bank	116	787
Saudi Cement Company	8	130
Saudi Electricity Company	116	534
Saudi Industrial Investment Group	27	168
Saudi International Petrochemical Company	46	203
Saudi Kayan Petrochemical Company (a)	100	311
Saudi Telecom Company	95	2,540
Savola Group	37	470
The Company For Cooperative Insurance (a)	8	178
The Economic City Emaar (a)	78	210
Yanbu National Petrochemical Company	37	580
		27,257
Thailand 1.8%
Advanced Info Service PLC. - NVDR	187	1,015
Airports of Thailand PCL - NVDR (b)	641	1,149
Asset World Corp Public Company Limited - NVDR	989	110
B.Grimm Power Public Company Limited - NVDR	118	158
Bangkok Bank PCL - NVDR	73	223
Bangkok Bank PCL	8	24
Bangkok Commercial Asset Management Public Company Limited - NVDR	235	147
Bangkok Dusit Medical Services Public Company Limited. - NVDR	1,530	942
Bangkok Expressway and Metro Public Company Limited - NVDR (b)	880	239
Berli Jucker PCL - NVDR (b)	220	257
BTS Group Holdings Public Company Limited	23	7
BTS Group Holdings Public Company Limited - NVDR (b)	1,140	344
Bumrungrad Hospital Public Company Limited - NVDR	64	194
Bumrungrad Hospital Public Company Limited	8	25
Central Pattana Public Company Limited - NVDR	297	400
Central Retail Corporation Limited - NVDR (a)	273	226
Central Retail Corporation Limited (a)	96	80
Charoen Pokphand Foods PCL - NVDR	603	536
Charoen Pokphand Foods Public Company Limited	56	49
CP ALL Public Company Limited - NVDR	903	1,727
Electricity Generating PCL - NVDR	49	290
Energy Absolute Public Company Limited - NVDR	238	297
Global Power Synergy Public Company Limited - NVDR	116	212
Gulf Energy Development Public Company Limited	8	8
Gulf Energy Development Public Company Limited - NVDR	371	360
Home Product Center PCL - NVDR	972	444
Home Product Center PCL	27	12
Indorama Ventures Public Company Limited - NVDR (b)	231	155
Intouch Holdings Public Company Limited - NVDR	355	576
IRPC PCL - NVDR	1,906	117
Kasikornbank PCL	134	327
Kasikornbank PCL - NVDR	128	313
Krung Thai Bank PCL - NVDR	555	156
Krungthai Card Public Company Limited - NVDR	117	129
Land and Houses Public Company Limited - NVDR	1,386	298
Minor International Public Company Limited - NVDR (a)	411	261
Muangthai Leasing Public Company Limited - NVDR	96	150
Muangthai Leasing Public Company Limited - Class F	29	45
Osotspa Public Company Limited - NVDR	111	124
PTT Exploration And Production Public Company Limited - NVDR	212	530
PTT Global Chemical Public Company Limited - NVDR	347	434
PTT PCL - NVDR	1,781	1,814
RATCH Group Public Company Limited - NVDR	136	217
Siam Cement PCL - NVDR	117	1,193
Siam Commercial Bank PCL - NVDR	123	254
Srisawad Corporation Public Company Limited - NVDR	116	180
Thai Oil Public Company Limited - NVDR (b)	204	206
Thai Union Frozen Products PCL - NVDR	405	180
TMB Bank Public Company Limited - NVDR	2,851	81
Total Access Communication Public Company Limited - NVDR (b)	44	45
True Corp. PCL - NVDR (b)	2,133	210
		17,470
Malaysia 1.7%
AMMB Holdings Bhd	302	219
Axiata Group Berhad	413	294
Carlsberg Brewery Malaysia Berhad	30	147
CIMB Group Holdings Bhd	1,024	762
Dialog Group Berhad	588	539
DiGi.Com Bhd	420	408
Fraser & Neave Holdings Bhd	20	155
Gamuda Bhd	292	246
Genting Berhad	318	245
Genting Malaysia Berhad	345	174
Genting Plantations Bhd	46	110
HAP Seng Consolidated Bhd	115	197

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Hartalega Holdings Berhad	249	974
Hong Leong Bank Bhd	98	356
Hong Leong Financial Group Bhd	28	97
IHH Healthcare Berhad	345	431
IOI Corporation Berhad	374	402
Kossan Rubber Industries Bhd	95	315
Kuala Lumpur Kepong Bhd	65	358
Kumpulan Sime Darby Berhad	316	191
Malayan Banking Berhad	578	1,006
Malaysia Airports Holdings Bhd	183	209
Maxis Communications Berhad	394	483
MISC Bhd	197	357
Nestle Bhd	9	292
Petronas Chemicals Group Berhad	364	494
Petronas Dagangan Bhd	48	229
Petronas Gas Bhd	123	489
PPB Group Bhd	98	447
Press Metal Aluminium (Australia) Pty Ltd	258	319
Public Bank Berhad	455	1,719
QL Resources Berhad	120	284
RHB Bank Bhd	240	264
Sime Darby Plantation Berhad	334	405
Supermax Corporation Berhad (a)	231	472
Telekom Malaysia Bhd	176	175
Tenaga Nasional Bhd	346	877
Top Glove Corporation Bhd	738	1,481
Westports Holdings Berhad	128	119
YTL Corp. Bhd	597	98
		16,839
Mexico 1.7%
Alfa SAB de CV - Class A	401	248
America Movil SAB de CV - Class L	5,208	3,269
Arca Continental S.A.B. de C.V.	60	261
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	492	389
Becle, S.A. de C.V.	83	170
Cemex SAB de CV - Series A (b)	2,333	884
Coca-Cola FEMSA, S.A.B. de C.V. (b)	75	304
Fomento Economico Mexicano SAB de CV	303	1,707
Gruma SAB de CV - Class B	30	338
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B (b)	62	501
Grupo Aeroportuario del Sureste SAB de CV - Class B (a)	29	339
Grupo Bimbo SAB de CV - Class A	243	455
Grupo Carso SAB de CV - Class A-1 (b)	73	150
Grupo Financiero Banorte SAB de CV - Class O (a)	403	1,397
Grupo Financiero Inbursa, S.A.B. de C.V. - Class O (a)	339	264
Grupo Mexico SAB de CV - Class B	474	1,206
Grupo Televisa S.A.B. (a) (b) (e)	348	430
Industrias Penoles SAB de CV (b)	18	283
Infraestructura Energetica Nova, S.A.B. de C.V. - Class I	81	246
Kimberly-Clark de Mexico SAB de CV - Class A	233	370
Megacable Holdings, SAB de CV (b)	46	131
Orbia Advance Corporation, S.A.B. de C.V. (b)	136	238
Promotora y Operadora de Infraestructura SAB de CV (a)	44	309
Southern Copper Corporation	14	653
Wal - Mart de Mexico, S.A.B. de C.V.	818	1,963
		16,505
Indonesia 1.2%
Bank Mandiri Persero Tbk PT	3,007	1,005
Bank Negara Indonesia Persero Tbk PT	1,056	316
Bank Rakyat Indonesia Persero Tbk PT	8,712	1,787
Charoen Pokphand Indonesia Tbk PT	1,122	430
Gudang Garam Tbk PT (a)	67	181
Hanjaya Mandala Sampoerna Tbk PT	1,218	115
Indofood Sukses Makmur Tbk	607	292
PT Adaro Energy Tbk	2,738	210
PT Astra International Tbk	3,078	926
PT Barito Pacific Tbk (a)	4,833	258
PT Indah Kiat Pulp & Paper Tbk	344	209
PT Indocement Tunggal Prakarsa Tbk	234	165
PT Indofood Sukses Makmur Tbk	406	275
PT Kalbe Farma Tbk	2,908	303
PT Perusahaan Gas Negara TBK	2,297	144
PT XL Axiata Tbk.	420	57
PT. ACE Hardware Indonesia, Tbk.	993	107
PT. Bank Central Asia Tbk	1,515	2,764
Semen Gresik Persero Tbk PT	408	253
Telekomunikasi Indonesia (Persero), PT TBK - Class B	7,584	1,307
Unilever Indonesia Tbk PT	1,199	654
United Tractors Tbk PT	228	350
		12,108
Qatar 0.8%
Barwa Real Estate Company Q.P.S.C	288	274
Commercial Bank of Qatar QSC	317	351
Industries Qatar QSC	271	727
Masraf Al Rayan (Q.P.S.C.)	616	696
Mesaieed Petrochemical Holding Company Q.S.C.	647	366
Ooredoo QSC	122	224
Qatar Electricity & Water Co.	85	390
Qatar Fuel Company Q.P.S.C. (WOQOD)	68	328
Qatar International Islamic Bank	126	288
Qatar Islamic Bank SAQ	175	783
Qatar National Bank	687	3,399
		7,826
Philippines 0.7%
Aboitiz Equity Ventures Inc.	293	280
Aboitiz Power Corporation	233	123
Ayala Corporation	43	611
Ayala Land Inc.	1,227	753
Bank of the Philippine Islands	153	203
BDO Unibank, Inc.	299	535
Globe Telecom Inc.	5	215
GT Capital Holdings, Inc.	19	149
International Container Terminal Services Inc.	131	297
JG Summit Holdings Inc.	449	560
Jollibee Foods Corp.	77	232
Manila Electric Company	31	175
Megaworld Corp. (a)	1,847	113
Metro Pacific Investments Corporation	2,401	174
Metropolitan Bank & Trust Co.	194	153
PLDT Inc.	12	329
Puregold Price Club, Inc.	147	149
Robinsons Land Corp.	224	66
SM Investments Corp	39	718
SM Prime Holdings Inc.	1,649	1,002
Universal Robina Corp.	129	357
		7,194
Poland 0.6%
"Dino Polska" Spolka Akcyjna (a)	7	404
Bank Pekao SA (a)	28	370
CD Projekt SA (a)	11	1,152
Cyfrowy Polsat S.A.	48	333
Grupa LOTOS S.A.	7	65
KGHM Polska Miedz SA (a)	22	666
LPP SA (a)	—	328
mBank	2	100
PGE Polska Grupa Energetyczna S.A. (a)	162	269
Polski Koncern Naftowy Orlen S.A.	45	535
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	230	300
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna (a)	129	709
Powszechny Zaklad Ubezpieczen Spolka Akcyjna (a)	102	657
Santander Bank Polska SA (a)	5	170
Telekomunikacja Polska SA (a)	99	176
		6,234
United Arab Emirates 0.6%
Abu Dhabi Commercial Bank PJSC	432	666
ALDAR Properties PJSC	584	321
Dubai Islamic Bank PJSC	237	279
Emaar Malls PJSC (a)	434	176
Emaar Properties PJSC (a)	502	382

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Emirates NBD Bank PJSC	390	1,132
Emirates Telecommunications Group Co. PJSC	265	1,202
First Abu Dhabi Bank PJSC	433	1,325
		5,483
Chile 0.4%
Aguas Andinas SA - Class A	481	135
Banco de Chile	7,396	566
Banco de Credito e Inversiones	8	250
Banco Santander-Chile	10,526	366
Cencosud S.A.	204	300
Cencosud Shopping S.A.	90	129
Cia Cervecerias Unidas SA	25	163
Colbun SA	1,234	200
Empresas CMPC SA	173	364
Empresas COPEC SA	61	468
Enel Americas SA	5,065	659
Enel Chile S.A.	3,567	250
ENTEL Chile SA	26	164
S.A.C.I. Falabella	112	331
		4,345
Turkey 0.4%
Akbank Turk Anonim Sirketi (a)	439	293
Anadolu Efes Biracilik Ve Malt Sanayii Anonim Sirketi	35	95
Aselsan Inc. - Class B	125	314
BIM Birlesik Magazalar A.S.	67	601
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi	177	217
Ford Otomotiv Sanayi Anonim Sirketi	13	152
Haci Omer Sabanci Holding A.S.	124	134
Koc Holding A.S.	106	202
Turk Hava Yollari A.O. (a)	105	143
Turkcell Iletisim Hizmetleri Anonim Sirketi	195	385
Turkiye Garanti Bankasi A.S. (a)	376	345
Turkiye Is Bankasi Anonim Sirketi - Class C (a)	257	179
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras (a)	15	154
Turkiye Sise ve Cam Fabrikalari A.S.	211	200
Yapi ve Kredi Bankasi A.S. (a)	430	119
		3,533
Hungary 0.2%
Chemical Works of Gedeon Richter Plc.	22	468
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag (a)	62	339
OTP Bank Plc (a)	34	1,016
		1,823
Peru 0.2%
Cia de Minas Buenaventura SA - ADR	28	345
Credicorp Ltd.	10	1,282
		1,627
Luxembourg 0.1%
Globant S.A. (a)	6	1,004
Reinet Investments S.C.A.	20	352
		1,356
Greece 0.1%
Hellenic Duty Free Shops S.A. (a) (c)	9	—
Hellenic Telecommunications Organization SA	36	518
Jumbo S.A.	14	245
Motor Oil Hellas Corinth Refineries SA	11	134
OPAP SA	32	308
		1,205
Colombia 0.1%
Bancolombia SA	25	156
Ecopetrol S.A.	764	378
Grupo de Inversiones Suramericana S.A.	44	235
Interconexion Electrica SA	60	322
		1,091
Egypt 0.1%
Commercial International Bank Egypt SAE	230	971
Eastern Tobacco Co.	68	52
El Sewedy Electric Company	1	1
		1,024
Czech Republic 0.1%
CEZ A/S	28	530
Komercni Banka A/S (a) (b)	10	201
MONETA Money Bank, a.s. (b)	76	175
		906
Pakistan 0.0%
Habib Bank Limited	120	95
MCB Bank Ltd.	66	69
Oil & Gas Development Co. Ltd.	115	72
		236
Singapore 0.0%
BOC Aviation Limited	33	227
Romania 0.0%
New Europe Property Investments PLC	52	213
Argentina 0.0%
Telecom Argentina SA - Class B - ADR	10	67
YPF Sociedad Anonima - Class D - ADR (a)	32	112
		179
Total Common Stocks (cost $833,435)		961,560
PREFERRED STOCKS 2.0%
Brazil 1.2%
Banco Bradesco S.A. (e)	689	2,390
Braskem S.A - Series A	37	138
Centrais Eletricas Brasileiras SA - Series B	49	275
Companhia Energetica de Minas Gerais Cemig	151	270
Companhia Paranaense de Energia Copel - Series B	14	158
Gerdau SA	175	650
Itau Unibanco Holding S.A. (e)	750	3,016
Itausa - Investimentos Itau SA	656	1,032
Lojas Americanas SA (e)	146	731
Petroleo Brasileiro S/A Petrobras. (e)	733	2,566
Telefonica Brasil S.A.	64	498
		11,724
South Korea 0.7%
Amorepacific Corporation	2	77
Hyundai Motor Co.	4	253
Hyundai Motor Co.	5	373
LG Chem Ltd.	1	303
LG Household & Health Care Ltd.	—	211
Samsung Electronics Co. Ltd.	125	5,402
		6,619
Chile 0.1%
Embotelladora Andina SA - Series B	61	134
Sociedad Quimica y Minera de Chile SA - Series B	17	557
		691
Russian Federation 0.0%
Public Joint Stock Society "Surgutneftegaz"	1,115	564
Colombia 0.0%
Bancolombia SA	84	542
Total Preferred Stocks (cost $26,279)		20,140
WARRANTS 0.0%
Thailand 0.0%
Minor International Public Company Limited (a)	19	4
Srisawad Corporation Public Company Limited (a) (b)	5	7
Total Warrants (cost $0)		11
RIGHTS 0.0%
China 0.0%
Legend Holdings Corporation (a) (f)	7	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 2.5%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (g) (h)	12,465	12,465
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (g) (h)	10,329	10,329

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
U.S. Treasury Bill 0.2%
Treasury, United States Department of
0.10%, 02/25/21 (i) (j)	1,848	1,847
Total Short Term Investments (cost $24,641)		24,641
Total Investments 100.9% (cost $884,355)		1,006,352
Other Derivative Instruments 0.0%		276
Other Assets and Liabilities, Net (0.9)%		(9,713)
Total Net Assets 100.0%		996,915

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Convertible security.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) The coupon rate represents the yield to maturity.

JNL/Mellon Emerging Markets Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
China Education Group Holdings Limited	05/28/19	147	170	—
Greentown Services Group Co Ltd	08/31/18	147	231	—
Poly Property Services Co., Ltd.	05/29/20	197	136	—
Postal Savings Bank of China Co., Ltd. - Class H	05/31/18	966	663	0.1
Public Joint Stock Society "Fosagro"	05/31/16	279	233	—
Public Joint Stock Society "Magnit"	08/09/16	1,909	855	0.1
Public Joint Stock Society "Novatek"	08/16/16	1,658	1,892	0.2
X5 Retail Group N.V.	05/31/18	572	740	0.1
Zhenro Properties Group Limited	11/13/19	144	138	—
		6,019	5,058	0.5

JNL/Mellon Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	312	December 2020	17,058	276	(77)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.6%
Energy 99.5%
Antero Midstream Corporation (a)	282	1,516
Antero Resources Corporation (a) (b)	235	646
Apache Corporation	380	3,599
Archrock, Inc.	131	704
Baker Hughes, a GE Company, LLC - Class A	661	8,784
Bonanza Creek Energy, Inc. (b)	17	318
Brigham Minerals, Inc. - Class A	41	368
Cabot Oil & Gas Corp.	401	6,953
Cactus Inc. - Class A	47	897
ChampionX Corporation (b)	185	1,477
Cheniere Energy, Inc. (b)	229	10,585
Chevron Corporation	1,881	135,457
Cimarex Energy Co.	102	2,470
Clean Energy Fuels Corp. (b)	157	390
CNX Resources Corporation (b)	224	2,114
Concho Resources Inc.	197	8,706
ConocoPhillips	1,081	35,514
Continental Resources Inc. (a)	88	1,080
Core Laboratories N.V.	45	685
CVR Energy, Inc.	30	377
Delek US Holdings, Inc.	77	853
Devon Energy Corporation	384	3,628
Diamond S Shipping Inc. (b)	24	164
Diamondback Energy, Inc.	158	4,750
DMC Global Inc.	15	497
Dorian LPG Ltd. (b)	41	325
Dril-Quip Inc. (b)	35	863
Enlink Midstream, LLC	278	654
EOG Resources, Inc.	587	21,107
EQT Corporation	259	3,353
Equitrans Midstream Corp.	417	3,526
Exxon Mobil Corporation	4,261	146,269
Frank's International N.V. (b)	100	154
Gulfport Energy Corporation (a) (b)	134	71
Halliburton Company	886	10,682
Helix Energy Solutions Group, Inc. (b)	132	319
Helmerich & Payne Inc.	109	1,590
Hess Corporation	279	11,432
HollyFrontier Corp.	154	3,025
International Seaways, Inc.	25	371
Kinder Morgan, Inc.	2,053	25,316
Kosmos Energy Ltd.	414	403
Liberty Oilfield Services Inc. - Class A	64	511
Magnolia Oil & Gas Corp. - Class A (b)	119	616
Marathon Oil Corporation	786	3,217
Marathon Petroleum Corporation	656	19,254
Matador Resources Co. (a) (b)	107	884
Matrix Service Co. (b)	29	243
Murphy Oil Corporation (a)	143	1,274
National Oilwell Varco, Inc.	393	3,564
NexTier Oilfield Solutions Inc. (b)	167	308
Noble Energy, Inc.	482	4,125
Northern Oil and Gas Incorporated (a) (b)	22	127
Occidental Petroleum Corporation	902	9,033
Oceaneering International, Inc. (b)	100	353
ONEOK, Inc.	444	11,522
Ovintiv Canada ULC (a)	266	2,167
Par Pacific Holdings, Inc. (b)	37	251
Parsley Energy Inc. - Class A	301	2,813
Patterson-UTI Energy Inc.	183	522
PBF Energy Inc. - Class A	104	589
PDC Energy, Inc. (b)	96	1,193
Peabody Energy Corp.	74	170
Phillips 66	441	22,838
Pioneer Natural Resources Co.	166	14,280
Plains GP Holdings, L.P. - Class A (b)	175	1,064
Propetro Holding Corp. (b)	89	361
Range Resources Corporation	236	1,564
Rattler Midstream LP	40	238
Reg Biofuels, LLC (a) (b)	40	2,122
REX Stores Corp. (b)	6	391
RPC Inc. (b)	47	124
Schlumberger Ltd.	1,400	21,787
SEACOR Holdings Inc. (b)	19	558
Select Energy Services, Inc. - Class A (b)	54	208
Southwestern Energy Co. (b)	593	1,394
Talos Energy Inc. (a) (b)	25	162
Targa Resources Corp.	233	3,264
TechnipFMC PLC	423	2,668
Tellurian Investments Inc. (a) (b)	260	207
Texas Pacific Land Trust	6	2,792
The Williams Companies, Inc.	1,224	24,049
Transocean Ltd. (a) (b)	596	481
Valero Energy Corporation	412	17,826
Viper Energy Partners LP	64	481
W&T Offshore, Inc. (a) (b)	109	196
World Fuel Services Corp.	63	1,337
WPX Energy, Inc. (b)	429	2,103
		647,223
Consumer Discretionary 0.1%
Arch Restaurants, Inc. - Class A (a)	15	625
Total Common Stocks (cost $1,302,409)		647,848
SHORT TERM INVESTMENTS 1.2%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	4,708	4,708
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	2,356	2,356
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	545	545
Total Short Term Investments (cost $7,609)		7,609
Total Investments 100.8% (cost $1,310,018)		655,457
Other Derivative Instruments (0.0)%		(8)
Other Assets and Liabilities, Net (0.8)%		(4,928)
Total Net Assets 100.0%		650,521

(a) All or a portion of the security was on loan as of September 30, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	90	December 2020	3,009	(8)	(221)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Equity Income Fund
COMMON STOCKS 98.6%
Financials 27.7%
Ally Financial Inc.	59	1,471
Assurant, Inc.	30	3,677
Bank of America Corporation	91	2,186
Berkshire Hathaway Inc. - Class B (a)	28	6,017
Capital One Financial Corporation	39	2,835
Chubb Limited	23	2,616
Essent Group Ltd.	25	928
JPMorgan Chase & Co.	84	8,109
LPL Financial Holdings Inc.	20	1,536
Morgan Stanley	102	4,927
Reinsurance Group of America, Incorporated	10	911
The Charles Schwab Corporation	36	1,295
The Goldman Sachs Group, Inc.	25	5,017
The PNC Financial Services Group, Inc.	9	945
Truist Financial Corporation	24	926
U.S. Bancorp	46	1,637
Voya Financial, Inc.	76	3,640
Willis Towers Watson Public Limited Company	7	1,528
		50,201
Health Care 12.9%
AbbVie Inc.	36	3,183
Anthem, Inc.	9	2,384
Becton, Dickinson and Company	13	3,001
Bristol-Myers Squibb Company	40	2,406
CVS Health Corporation	17	978
Eli Lilly & Co.	7	1,060
Humana Inc.	6	2,511
Medtronic Public Limited Company	59	6,082
Merck & Co., Inc.	10	818
Thermo Fisher Scientific Inc.	2	964
		23,387
Industrials 12.6%
Carrier Global Corporation	89	2,720
Eaton Corporation Public Limited Company	51	5,222
FedEx Corporation	4	1,066
L3Harris Technologies, Inc.	20	3,428
Northrop Grumman Systems Corp.	2	797
Otis Worldwide Corporation	20	1,232
Quanta Services, Inc.	49	2,615
Trane Technologies Public Limited Company	14	1,746
Union Pacific Corporation	20	3,964
		22,790
Information Technology 10.1%
Applied Materials, Inc.	32	1,897
Cisco Systems, Inc.	35	1,376
Corning Incorporated	94	3,037
Dolby Laboratories, Inc.	21	1,407
Intel Corporation	37	1,916
International Business Machines Corporation	11	1,376
Microchip Technology Incorporated	12	1,276
NXP Semiconductors N.V.	22	2,755
Qualcomm Incorporated	27	3,182
		18,222
Materials 8.5%
CF Industries Holdings Inc.	120	3,688
Dow Inc.	18	871
Freeport-McMoRan Inc. - Class B	298	4,668
Louisiana-Pacific Corp.	57	1,669
Vulcan Materials Co.	33	4,412
		15,308
Utilities 6.6%
Clearway Energy, Inc. - Class C	52	1,406
Exelon Corporation	57	2,046
FirstEnergy Corp.	32	909
Nextera Energy Partners, LP (b)	37	2,226
PPL Corporation	194	5,272
		11,859
Consumer Discretionary 6.1%
General Motors Company	121	3,578
Las Vegas Sands Corp.	52	2,411
Lennar Corporation - Class A	33	2,687
Lowe`s Companies, Inc.	5	916
VF Corp.	20	1,432
		11,024
Energy 5.7%
Cabot Oil & Gas Corp.	46	803
ConocoPhillips	35	1,149
Hess Corporation	65	2,645
Marathon Petroleum Corporation	101	2,950
Phillips 66	31	1,591
Pioneer Natural Resources Co.	14	1,191
		10,329
Communication Services 3.7%
Alphabet Inc. - Class A (a)	3	4,196
Comcast Corporation - Class A	24	1,112
Vodafone Group Public Limited Company - ADR	109	1,459
		6,767
Consumer Staples 3.5%
Archer-Daniels-Midland Company	54	2,494
PepsiCo, Inc.	10	1,332
Philip Morris International Inc.	34	2,533
		6,359
Real Estate 1.2%
Lamar Advertising Co. - Class A	12	815
Weyerhaeuser Company	48	1,372
		2,187
Total Common Stocks (cost $185,051)		178,433
SHORT TERM INVESTMENTS 0.2%
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	179	179
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	147	147
Total Short Term Investments (cost $326)		326
Total Investments 98.8% (cost $185,377)		178,759
Other Assets and Liabilities, Net 1.2%		2,177
Total Net Assets 100.0%		180,936

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.5%
Financials 98.5%
1st Source Corporation	5	160
Affiliated Managers Group, Inc.	14	940
AFLAC Incorporated	197	7,178
Alleghany Corporation	4	2,153
Allegiance Bancshares, Inc.	6	133
Ally Financial Inc.	109	2,721
Altabancorp	5	91
Amalgamated Bank - Class A	3	34
Ambac Financial Group, Inc. (a)	13	171
Amerant Bancorp Inc. (a)	6	59
American Equity Investment Life Holding Company	28	607
American Express Company	199	19,913
American Financial Group, Inc.	22	1,473
American International Group, Inc.	249	6,868
American National Group, Inc.	2	151
Ameriprise Financial, Inc.	35	5,455
Ameris Bancorp	19	432
Amerisafe, Inc.	6	342
Annaly Capital Management, Inc.	417	2,970
AON Public Limited Company	67	13,832
Apollo Global Management, Inc.	50	2,232
Arch Capital Group Ltd. (a)	118	3,443
Ares Management Corporation - Class A	29	1,176
Argo Group International Holdings, Ltd.	10	340
Arrow Financial Corporation	5	118
Arthur J Gallagher & Co.	55	5,795
Artisan Partners Asset Management Inc. - Class A	16	642
Assetmark Financial Holdings, Inc. (a)	6	131
Associated Banc-Corp	43	548
Associated Capital Group Inc. - Class A	1	19
Assurant, Inc.	17	2,091
Assured Guaranty Ltd.	25	527
Athene Holding Ltd - Class A (a)	37	1,247
Atlantic Capital Bancshares, Inc. (a)	5	59
Atlantic Union Bank	24	505
AXIS Capital Holdings Limited	24	1,065
Axos Financial, Inc. (a)	16	367
B. Riley & Co., LLC	5	126
Banc of California, Inc.	15	151
BancFirst Corporation (b)	6	226
BancorpSouth Bank	31	608
Bank First National (b)	2	109
Bank of America Corporation	2,268	54,645
Bank of Hawaii Corporation	12	613
Bank of Marin Bancorp	3	90
Bank OZK	35	741
BankUnited, Inc.	27	602
Banner Corporation	11	342
Bar Harbor Bankshares	4	85
Berkshire Hathaway Inc. - Class B (a)	404	86,047
Berkshire Hills Bancorp, Inc.	14	138
BGC Partners, Inc. - Class A	86	207
BlackRock, Inc.	44	24,944
Blackstone Mortgage Trust, Inc. - Class A	38	826
Blucora, Inc. (a)	13	123
BOK Financial Corporation	9	457
Boston Private Financial Holdings Inc.	25	140
Bridge Bancorp Inc.	6	97
Brighthouse Financial, Inc. (a)	28	754
Brightsphere Investment Group Inc.	19	244
Brookline Bancorp, Inc.	22	194
Brown & Brown Inc.	70	3,186
Bryn Mawr Bank Corp.	6	160
Byline Bancorp, Inc.	9	97
Cadence Bancorporation - Class A	39	333
Camden National Corp.	5	144
Cannae Holdings, Inc. (a)	24	888
Capital City Bank Group Inc.	4	70
Capital One Financial Corporation	133	9,527
Capitol Federal Financial	39	363
Cathay General Bancorp	23	499
Cboe Global Markets, Inc.	32	2,802
CBTX, Inc.	7	108
Central Pacific Financial Corp.	9	116
Century Bancorp Inc. - Class A	1	61
Chubb Limited	131	15,210
Cincinnati Financial Corporation	45	3,470
CIT Group Inc.	29	520
Citigroup Inc.	605	26,061
Citizens Financial Group Inc.	124	3,142
Citizens Inc. - Class A (a) (b)	12	68
City Holdings Co.	5	280
CME Group Inc.	104	17,414
CNB Financial Corp.	4	63
CNO Financial Group, Inc.	42	678
Cohen & Steers, Inc.	7	389
Columbia Banking System Inc.	21	492
Columbia Financial, Inc. (a)	16	178
Comerica Inc.	40	1,533
Commerce Bancshares Inc. (b)	29	1,619
Community Bank System Inc.	15	837
Community Trust Bancorp Inc.	5	149
ConnectOne Bancorp, Inc.	10	136
Cowen Inc. - Class A	7	114
Crawford & Co. - Class A	5	35
Credit Acceptance Corp. (a) (b)	3	984
Crossfirst Bankshares Inc. (a)	14	118
Cullen/Frost Bankers Inc. (b)	17	1,106
Customers Bancorp, Inc. (a)	9	104
CVB Financial Corp.	37	609
Diamond Hill Investment Group, Inc.	1	102
Dime Community Bancshares Inc.	10	110
Discover Financial Services	89	5,169
Donegal Group Inc. - Class A	4	62
Dynex Capital, Inc. (b)	7	102
E*TRADE Financial Corp.	64	3,192
Eagle Bancorp Inc.	9	246
East West Bancorp, Inc.	41	1,340
Eaton Vance Corp.	34	1,287
eHealth, Inc. (a)	6	493
Ellington Financial Inc.	13	157
Employer Holdings Inc.	9	275
Encore Capital Group, Inc. (a)	8	309
Enova International, Inc. (a)	8	126
Enstar Group Limited (a)	3	548
Enterprise Financial Services Corp.	7	191
Equitable Holdings, Inc.	118	2,153
Equity Bancshares, Inc. - Class A (a)	5	75
Erie Indemnity Company - Class A	7	1,573
Essent Group Ltd.	33	1,205
Evercore Inc. - Class A	12	780
Everest Re Group, Ltd.	12	2,297
EZCORP, Inc. - Class A (a)	15	78
FactSet Research Systems Inc.	11	3,681
FB Financial Corporation	9	234
FBL Financial Group, Inc. - Class A	3	165
Federal Agricultural Mortgage Corporation - Class C	2	157
Federated Investors, Inc. - Class B	28	602
Fidelity National Financial, Inc.	80	2,510
Fifth Third Bancorp	208	4,432
Financial Institutions Inc.	5	75
First American Financial Corporation	32	1,643
First Bancorp.	9	194
First Bancorp.	62	326
First Bancshares Inc.	6	117
First Busey Corporation	15	235
First Citizens BancShares, Inc. - Class A	2	480
First Commonwealth Financial Corporation	28	215
First Community Bancshares, Inc.	4	81
First Financial Bancorp.	30	365
First Financial Bankshares, Inc. (b)	37	1,023
First Financial Corporation	3	106
First Foundation Inc.	12	150
First Hawaiian, Inc.	39	567
First Horizon National Corporation (b)	161	1,514

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
First Interstate BancSystem, Inc. - Class A	13	410
First Merchants Corporation	16	369
First Mid Bancshares, Inc.	4	103
First Midwest Bancorp, Inc.	31	338
First Republic Bank	50	5,436
FirstCash, Inc.	12	685
Flagstar Bancorp, Inc.	12	366
Flushing Financial Corp.	9	93
FNB Corp.	96	651
Focus Financial Partners Inc. - Class A (a)	8	251
Franklin Resources Inc.	87	1,772
Freedom Holding Corp. (a) (b)	5	122
Fulton Financial Corp.	49	455
GBLI Holdings, LLC - Class A	2	40
Genworth Financial, Inc. - Class A (a)	149	499
German American Bancorp Inc.	7	198
Glacier Bancorp, Inc.	27	878
Globe Life Inc.	29	2,348
Goosehead Insurance, Inc. - Class A	4	334
Granite Point Mortgage Trust Inc.	16	114
Great Southern Bancorp Inc.	3	125
Great Western Bancorp Inc.	16	201
Green Dot Corporation - Class A (a)	15	747
Greenlight Capital Re, Ltd. - Class A (a) (b)	10	64
Hamilton Lane Inc. - Class A	7	460
Hancock Whitney Co.	25	471
Hanmi Financial Corp.	10	80
Hanover Insurance Group Inc.	11	1,006
HarborOne Bancorp, Inc.	15	125
HCI Group, Inc.	2	108
Heartland Financial USA, Inc.	10	297
Heritage Commerce Corp.	16	107
Heritage Financial Corporation	11	202
Heritage Insurance Holdings, Inc.	7	70
Hilltop Holdings Inc.	19	399
Home BancShares, Inc.	46	697
HomeStreet, Inc.	7	173
HomeTrust Bancshares Inc.	6	84
Hope Bancorp, Inc.	36	270
Horace Mann Educators Corp.	12	394
Horizon Bancorp Inc.	12	123
Houlihan Lokey Inc. - Class A	14	855
Huntington Bancshares Incorporated	295	2,707
Independence Holding Co.	2	68
Independence Holdings, LLC	23	732
Independent Bank Corp.	6	78
Independent Bank Corp.	10	523
Independent Bank Group, Inc.	11	466
Interactive Brokers Group, Inc.	21	1,033
Intercontinental Exchange, Inc.	159	15,890
International Bancshares Corporation	16	417
Invesco Ltd.	115	1,316
Investors Bancorp, Inc.	68	495
James River Group, Inc.	9	392
Janus Henderson Group PLC	45	975
Jefferies Financial Group Inc.	66	1,196
JPMorgan Chase & Co.	885	85,233
K.K.R. Co., Inc.	147	5,043
Kearny Financial Corp	24	176
Kemper Corp.	18	1,190
KeyCorp	284	3,390
Kinsale Capital Group, Inc.	6	1,173
Ladder Capital Corp - Class A	31	219
Lakeland Bancorp Inc.	15	152
Lakeland Financial Corp.	7	297
LendingClub Corporation (a) (b)	20	94
LendingTree, Inc. (a) (b)	2	701
Lincoln National Corporation	56	1,748
Live Oak Bancshares, Inc.	7	179
Loews Corp.	74	2,564
LPL Financial Holdings Inc.	23	1,746
Luther Burbank Corporation	6	48
M&T Bank Corporation	37	3,447
Markel Corporation (a)	4	3,895
MarketAxess Holdings Inc.	11	5,333
Marsh & McLennan Companies, Inc.	148	16,986
MBIA Inc. (a)	16	100
Mercantile Bank Corp.	4	74
Merchants Bancorp, Inc.	3	59
Mercury General Corp.	8	341
Meridian Bancorp, Inc.	13	136
Meta Financial Group, Inc.	10	197
MetLife, Inc.	224	8,311
MFA Financial, Inc.	134	359
MGIC Investment Corp.	97	860
Midland States Bancorp Inc.	8	97
MidWestOne Financial Group Inc.	4	77
Moelis & Company LLC - Class A	16	557
Moody's Corp.	49	14,192
Morgan Stanley	343	16,583
Morningstar Inc.	7	1,076
Mr. Cooper Group Inc. (a)	22	496
MSCI Inc.	25	8,829
NASDAQ Inc.	34	4,115
National Bank Holdings Corp. - Class A	9	237
National General Holdings Corp.	20	668
National Western Life Group Inc. - Class A	1	145
Navient Corporation	56	470
NBT Bancorp Inc.	13	345
Nelnet, Inc. - Class A	6	338
New York Community Bancorp Inc.	136	1,128
Nicolet Bankshares, Inc. (a)	3	140
NMI Holdings Inc. - Class A (a)	23	418
Northern Trust Corp.	58	4,500
Northfield Bancorp Inc.	13	121
Northwest Bancshares Inc.	37	341
OceanFirst Financial Corp.	17	234
OFG Bancorp	15	183
Old National Bancorp	47	590
Old Republic International Corp.	84	1,239
Origin Bancorp, Inc.	6	128
Pacific Premier Bancorp, Inc.	25	506
PacWest Bancorp	34	574
Palomar Holdings, Inc. (a)	5	518
Park National Corp.	4	345
Peapack Gladstone Financial Corp.	5	81
PennyMac Financial Services, Inc.	19	1,076
Peoples Bancorp Inc.	6	114
People's United Financial Inc.	121	1,249
Pinnacle Financial Partners, Inc.	22	773
Piper Jaffray Cos.	5	357
PJT Partners Inc. - Class A (b)	6	355
Popular Inc.	26	927
Preferred Bank (b)	4	132
Premier Financial Corporation	11	173
Primerica, Inc.	12	1,365
Principal Financial Group, Inc.	79	3,182
ProAssurance Corporation	16	252
Progressive Corp.	170	16,081
Prosight Global, Inc. (a)	3	36
Prosperity Bancshares Inc.	27	1,382
Provident Financial Services, Inc.	20	240
Prudential Financial Inc.	114	7,269
QCR Holdings, Inc.	5	133
Radian Group Inc.	55	797
Raymond James Financial Inc.	36	2,611
Regions Financial Corporation	277	3,192
Reinsurance Group of America, Incorporated	20	1,866
RenaissanceRe Holdings Ltd	15	2,472
Renasant Corporation	17	382
Republic Bancorp Inc. - Class A	3	77
RLI Corp.	11	961
S&P Global Inc.	70	25,224
S&T Bancorp Inc.	11	200
Safety Insurance Group, Inc.	5	315
Sandy Spring Bancorp Inc.	13	291
Seacoast Banking Corp. of Florida (a)	15	261
SEI Investments Co.	36	1,841
Selective Insurance Group Inc.	17	893
ServisFirst Bancshares, Inc.	13	446

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Signature Bank	16	1,290
Simmons First National Corp. - Class A	31	488
SLM Corporation	101	815
South State Corp.	21	998
Southside Bancshares, Inc.	9	231
State Auto Financial Corp.	4	60
State Street Corporation	102	6,046
Sterling Bancorp	58	607
Stewart Information Services Corp.	8	358
Stifel Financial Corp.	20	1,030
Stock Yards Bancorp Inc.	6	205
StoneX Group Inc. (a) (b)	5	237
SVB Financial Group (a)	15	3,597
Synchrony Financial	153	4,013
Synovus Financial Corp.	43	904
T. Rowe Price Group, Inc.	66	8,456
TCF Financial Corporation	45	1,040
TD Ameritrade Holding Corporation	78	3,069
Texas Capital Bancshares, Inc. (a)	15	475
TFS Financial Corporation	18	260
The Allstate Corporation	91	8,571
The Bancorp, Inc. (a)	15	126
The Bank of New York Mellon Corporation (c)	231	7,930
The Blackstone Group Inc.	195	10,182
The Carlyle Group, Inc.	41	1,013
The Charles Schwab Corporation	337	12,227
The First of Long Island Corporation	6	86
The Goldman Sachs Group, Inc.	95	19,059
The Hartford Financial Services Group, Inc.	104	3,832
The PNC Financial Services Group, Inc.	123	13,529
The PRA Group, Inc. (a)	13	521
The Travelers Companies, Inc.	73	7,928
Third Point Reinsurance Ltd. (a)	25	172
Tompkins Financial Corp.	4	216
TowneBank	22	365
TPG RE Finance Trust, Inc.	13	109
Tradeweb Markets Inc. - Class A	24	1,402
Trico Bancshares	8	198
Tristate Capital Holdings, Inc. (a)	6	82
Triumph Bancorp, Inc. (a)	6	198
Truist Financial Corporation	391	14,877
Trupanion Inc. (a) (b)	9	692
TrustCo Bank Corp.	30	156
Trustmark Corp.	18	378
Two Harbors Investment Corp.	81	414
U.S. Bancorp	393	14,102
UMB Financial Corp.	13	661
Umpqua Holdings Corp.	65	690
United Bankshares Inc.	39	831
United Community Banks, Inc.	24	401
United Fire Group Inc.	7	140
United Insurance Holdings Corp.	6	38
Universal Insurance Holdings, Inc. (b)	9	119
Univest Financial Corporation	9	123
Unum Group	59	992
Valley National Bancorp	114	778
Veritex Holdings Inc.	13	228
Victory Capital Holdings, Inc. - Class A (b)	4	71
Virtu Financial Inc. - Class A	18	405
Virtus Partners, Inc.	2	303
Voya Financial, Inc.	36	1,744
W. R. Berkley Corporation	42	2,547
Waddell & Reed Financial Inc. - Class A (b)	18	273
Walker & Dunlop, Inc.	9	451
Washington Federal Inc.	21	443
Washington Trust Bancorp, Inc.	5	140
Waterstone Financial, Inc.	6	98
Watford Holdings Ltd. (a)	4	95
Webster Financial Corp.	26	676
Wells Fargo & Company	1,131	26,592
WesBanco Inc.	20	433
Westamerica Bancorp	8	417
Western Alliance Bancorp	28	892
White Mountains Insurance Group Ltd	1	728
Willis Towers Watson Public Limited Company	37	7,789
Wintrust Financial Corporation	17	691
WisdomTree Investments, Inc.	36	116
World Acceptance Corp. (a) (b)	1	153
WSFS Financial Corp.	15	415
Zions Bancorp	48	1,409
		926,383
Real Estate 1.0%
AGNC Investment Corp.	161	2,239
Apollo Commercial Real Estate Finance, Inc.	44	398
Arbor Realty Trust, Inc. (b)	31	360
Ares Commercial Real Estate Corporation	8	76
ARMOUR Residential REIT, Inc.	19	180
Broadmark Realty Capital Inc. (b)	36	359
Capstead Mortgage Corporation	26	149
Chimera Investment Corporation	55	448
Colony Credit Real Estate, Inc. - Class A	25	121
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21	907
Invesco Mortgage Capital Inc. (b)	57	153
KKR Real Estate Finance Trust Inc.	9	155
New Residential Investment Corp.	121	959
New York Mortgage Trust Inc. (b)	106	270
PennyMac Mortgage Investment Trust	29	474
Ready Capital Corporation	11	120
Redwood Trust Inc. (b)	35	265
Starwood Property Trust, Inc.	83	1,258
		8,891
Total Common Stocks (cost $943,052)		935,274
RIGHTS 0.0%
First Eagle Private Credit, LLC (a) (d)	5	—
Total Rights (cost $1)		—
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (e)	4,136	4,136
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (e)	3,650	3,650
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (f) (g)	897	897
Total Short Term Investments (cost $8,683)		8,683
Total Investments 100.4% (cost $951,736)		943,957
Other Derivative Instruments 0.0%		89
Other Assets and Liabilities, Net (0.4)%		(3,505)
Total Net Assets 100.0%		940,541

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Mellon Financial Sector Fund - Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	13,478	461	1,835	234	(153)	(4,021)	7,930	0.8

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	84	December 2020	6,156	89	56

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.6%
Health Care 99.6%
Abbott Laboratories	1,282	139,513
AbbVie Inc.	1,280	112,111
ABIOMED, Inc. (a)	33	9,084
Acadia Healthcare Company, Inc. (a)	59	1,735
ACADIA Pharmaceuticals Inc. (a)	86	3,535
Accelerate Diagnostics, Inc. (a) (b)	21	228
Acceleron Pharma Inc. (a)	33	3,753
Adaptive Biotechnologies Corporation (a)	55	2,688
Addus HomeCare Corporation (a)	11	1,028
Adverum Biotechnologies, Inc. (a)	46	475
Aerie Pharmaceuticals, Inc. (a) (b)	29	344
Agenus Inc. (a)	73	293
Agilent Technologies, Inc.	224	22,613
Agios Pharmaceuticals, Inc. (a) (b)	45	1,586
Aimmune Therapeutics, Inc. (a)	29	1,013
Akcea Therapeutics, Inc. (a)	15	266
Akebia Therapeutics, Inc. (a)	97	243
Akero Therapeutics Inc. (a)	7	217
Alector, Inc. (a)	30	312
Alexion Pharmaceuticals, Inc. (a)	160	18,273
Align Technology, Inc. (a)	54	17,711
Alkermes Public Limited Company (a)	116	1,925
Allakos Inc. (a) (b)	18	1,489
Allogene Therapeutics, Inc. (a)	41	1,549
Allscripts Healthcare Solutions, Inc. (a)	119	971
Alnylam Pharmaceuticals, Inc. (a)	83	12,133
AMAG Pharmaceuticals, Inc. (a) (b)	26	245
Amedisys, Inc. (a)	24	5,622
AmerisourceBergen Corporation	110	10,674
Amgen Inc.	426	108,343
Amicus Therapeutics, Inc. (a)	170	2,394
AMN Healthcare Services, Inc. (a)	34	1,980
Amneal Pharmaceuticals, Inc. - Class A (a) (b)	70	271
Amphastar Pharmaceuticals, Inc. (a) (b)	28	517
Anaptysbio, Inc. (a)	19	283
AngioDynamics, Inc. (a)	27	323
ANI Pharmaceuticals, Inc. (a)	8	212
Anika Therapeutics, Inc. (a)	11	406
Antares Pharma, Inc. (a)	109	295
Anthem, Inc.	183	49,048
Apellis Pharmaceuticals, Inc. (a)	44	1,320
Apollo Medical Holdings, Inc. (a)	21	376
Applied Therapeutics, Inc. (a)	12	243
Aprea (US), Inc. (a)	5	127
Arcturus Therapeutics Holdings Inc. (a)	14	589
Arcus Biosciences, Inc. (a) (b)	27	457
Arcutis Biotherapeutics, Inc. (a) (b)	5	140
Ardelyx, Inc. (a)	51	269
Arena Pharmaceuticals, Inc. (a)	40	2,993
Arrowhead Pharmaceuticals Inc (a)	71	3,053
Arvinas Operations, Inc. (a)	14	338
Assembly Biosciences, Inc. (a)	23	380
Atara Biotherapeutics, Inc. (a)	50	646
Athenex, Inc. (a) (b)	32	382
Athersys, Inc. (a) (b)	136	265
Atreca, Inc. (a) (b)	6	90
AtriCure, Inc. (a)	32	1,295
Atrion Corporation	1	686
Avanos Medical, Inc. (a)	36	1,185
Avantor, Inc. (a)	333	7,499
AVROBIO, Inc. (a)	19	244
AxoGen, Inc. (a)	25	294
Axonics Modulation Technologies, Inc. (a) (b)	16	799
Axsome Therapeutics, Inc. (a)	20	1,449
Baxter International Inc.	370	29,736
Beam Therapeutics Inc. (a) (b)	9	230
Becton, Dickinson and Company	210	48,824
BioCryst Pharmaceuticals, Inc. (a)	110	378
BioDelivery Sciences International, Inc. (a)	59	219
Biogen Inc. (a)	118	33,515
Biohaven Pharmaceutical Holding Company Ltd. (a)	36	2,365
BioMarin Pharmaceutical Inc. (a)	131	9,988
Bio-Rad Laboratories, Inc. - Class A (a)	16	8,350
BioSpecifics Technologies Corp. (a)	5	255
Bio-Techne Corporation	28	6,881
BioTelemetry, Inc. (a)	25	1,138
Bioxcel Therapeutics, Inc. (a)	7	318
Black Diamond Therapeutics, Inc. (a) (b)	7	210
Bluebird Bio, Inc. (a)	47	2,562
Blueprint Medicines Corporation (a)	38	3,495
Boston Scientific Corporation (a)	1,037	39,612
Bristol-Myers Squibb Company	1,640	98,854
Brookdale Senior Living Inc. (a)	121	307
Bruker Corp.	79	3,157
Calithera Biosciences, Inc. (a)	35	119
Cantel Medical Corp.	29	1,257
Cara Therapeutics, Inc. (a)	33	414
Cardinal Health, Inc.	212	9,975
Cardiovascular Systems Inc. (a)	26	1,023
Caredx, Inc. (a) (b)	29	1,117
Castle Biosciences, Inc. (a)	6	290
Catalent Inc. (a)	113	9,702
Catalyst Pharmaceuticals, Inc. (a)	72	215
CEL-SCI Corporation (a) (b)	26	330
Centene Corporation (a)	421	24,557
Cerner Corp.	221	16,006
Cerus Corporation (a)	124	776
Change Healthcare Inc. (a)	166	2,416
Charles River Laboratories International Inc. (a)	36	8,118
Chemed Corporation	12	5,610
ChemoCentryx, Inc. (a)	30	1,642
Cigna Holding Company	267	45,274
Clovis Oncology Inc. (a) (b)	61	355
Codexis, Inc. (a) (b)	38	449
Co-Diagnostics, Inc. (a) (b)	18	244
Coherus Biosciences, Inc. (a) (b)	40	740
Collegium Pharmaceutical, Inc. (a) (b)	22	463
Community Health Systems Inc. (a)	72	303
Computer Programs & Systems Inc.	11	290
Conmed Corp. (b)	21	1,666
Constellation Pharmaceuticals, Inc. (a)	17	339
Cooper Cos. Inc.	39	13,010
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	47	85
Corcept Therapeutics Inc. (a) (b)	80	1,392
Cortexyme Inc. (a) (b)	10	484
Corvel Corp. (a)	7	625
Covetrus, Inc. (a)	74	1,815
Crinetics Pharmaceuticals, Inc. (a)	14	221
CRISPR Therapeutics AG (a)	38	3,161
CryoLife Inc. (a)	29	530
Cryoport, Inc. (a) (b)	26	1,228
Cue Biopharma, Inc. (a)	15	233
CVS Health Corporation	949	55,401
Cytokinetics, Incorporated (a) (b)	43	938
Cytomx Therapeutics, Inc. (a)	30	202
Danaher Corporation	463	99,652
DaVita Inc. (a)	62	5,317
Deciphera Pharmaceuticals, Inc. (a)	26	1,325
Denali Therapeutics Inc. (a)	58	2,079
Dentsply Sirona Inc.	161	7,046
DexCom Inc. (a)	67	27,537
Dicerna Pharmaceuticals, Inc. (a)	46	828
DURECT Corporation (a)	116	198
Dynavax Technologies Corporation (a) (b)	72	311
Eagle Pharmaceuticals Inc. (a)	9	362
Editas Medicine, Inc. (a) (b)	40	1,130
Edwards Lifesciences Corporation (a)	450	35,953
Eidos Therapeutics, Inc. (a)	7	357
Elanco Animal Health (a)	289	8,063
Eli Lilly & Co.	624	92,386
Emergent BioSolutions Inc. (a)	33	3,382
Enanta Pharmaceuticals, Inc. (a)	12	569
Encompass Health Corporation	71	4,645
Endo International Public Limited Company (a)	166	549
Envista Holdings Corporation (a)	117	2,886
Epizyme, Inc. (a)	51	611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Esperion Therapeutics, Inc. (a) (b)	19	704
Evolent Health, Inc. - Class A (a)	56	692
Exact Sciences Corporation (a)	107	10,944
Exelixis, Inc. (a)	225	5,491
Fate Therapeutics, Inc. (a) (b)	44	1,771
FibroGen, Inc. (a)	56	2,314
Flexion Therapeutics, Inc. (a) (b)	31	326
G1 Therapeutics, Inc. (a)	21	239
GenMark Diagnostics, Inc. (a)	43	607
Geron Corp. (a) (b)	225	391
Gilead Sciences, Inc.	909	57,421
Glaukos Corp. (a) (b)	28	1,388
Global Blood Therapeutics, Inc. (a) (b)	40	2,230
Globus Medical Inc. - Class A (a)	54	2,650
Gossamer Bio, Inc. (a)	39	479
Guardant Health, Inc. (a)	41	4,631
Haemonetics Corp. (a)	37	3,229
Halozyme Therapeutics, Inc. (a)	92	2,417
Hanger, Inc. (a)	26	415
HCA Healthcare, Inc.	195	24,373
HealthEquity, Inc. (a)	52	2,694
Healthstream, Inc. (a)	20	405
Henry Schein Inc. (a)	104	6,102
Heron Therapeutics, Inc. (a) (b)	65	957
Heska Corporation (a)	6	558
Hill-Rom Holdings Inc.	49	4,115
HMS Holdings Corp. (a)	66	1,574
Hologic Inc. (a)	188	12,479
Homology Medicines, Inc. (a)	18	190
Horizon Therapeutics Public Limited Company (a)	132	10,251
Humana Inc.	96	39,760
ICU Medical, Inc. (a)	14	2,643
IDEXX Laboratories, Inc. (a)	61	24,158
IGM Biosciences, Inc. (a) (b)	5	347
Illumina, Inc. (a)	107	33,036
ImmunoGen, Inc. (a)	135	487
Immunomedics Inc. (a)	142	12,084
Immunovant, Inc. (a)	23	821
Incyte Corporation (a)	134	12,043
Innoviva, Inc. (a)	49	513
Inogen, Inc. (a)	15	421
Inovalon Holdings, Inc. - Class A (a)	54	1,417
Inovio Pharmaceuticals, Inc. (a) (b)	106	1,232
Insmed Inc. (a)	73	2,354
Inspire Medical Systems Inc. (a)	17	2,241
Insulet Corporation (a)	47	11,231
Integer Holdings Corporation (a)	25	1,457
Integra LifeSciences Holdings Corp. (a)	53	2,520
Intellia Therapeutics, Inc. (a) (b)	31	621
Intercept Pharmaceuticals, Inc. (a) (b)	19	802
Intersect ENT, Inc. (a)	24	386
Intra-Cellular Therapies, Inc. (a)	44	1,125
Intuitive Surgical, Inc. (a)	85	60,094
Invitae Corporation (a) (b)	90	3,921
Ionis Pharmaceuticals Inc. (a)	95	4,514
Iovance Biotherapeutics Inc. (a)	79	2,586
IQVIA Inc. (a)	139	21,880
iRhythm Technologies Inc. (a)	19	4,613
Ironwood Pharmaceuticals, Inc. - Class A (a)	115	1,038
Jazz Pharmaceuticals Public Limited Company (a)	40	5,675
Johnson & Johnson	1,910	284,317
Kadmon Holdings, Inc. (a)	87	342
Kala Pharmaceuticals Inc. (a) (b)	24	179
Karuna Therapeutics, Inc. (a)	9	660
Karyopharm Therapeutics Inc. (a) (b)	34	495
Kiniksa Pharmaceuticals Ltd. - Class A (a)	10	150
Kodiak Sciences, Inc. (a)	16	974
Krystal Biotech, Inc. (a) (b)	9	402
Kura Oncology, Inc. (a)	36	1,110
Laboratory Corporation of America Holdings (a)	71	13,330
Lannett Co. Inc. (a)	24	144
Lantheus Holdings Inc. (a)	45	572
LeMaitre Vascular Inc.	12	406
LHC Group, Inc. (a)	22	4,696
Ligand Pharmaceuticals Incorporated (a) (b)	12	1,160
LivaNova PLC (a)	36	1,611
Livongo Health, Inc. (a)	28	3,959
Luminex Corporation	31	816
MacroGenics Inc. (a)	33	842
Madrigal Pharmaceuticals Inc. (a) (b)	7	874
Magellan Health Services Inc. (a)	16	1,231
Masimo Corp. (a)	37	8,793
McKesson Corporation	118	17,577
Mednax, Inc. (a)	61	996
Medpace Holdings, Inc. (a)	21	2,306
Medtronic Public Limited Company	972	100,992
MeiraGTx Holdings plc (a)	10	138
Merck & Co., Inc.	1,829	151,746
Meridian Bioscience Inc. (a)	33	559
Merit Medical Systems Inc. (a)	37	1,601
Mersana Therapeutics, Inc. (a)	35	642
Merus N.V. (a)	15	175
Mesa Laboratories, Inc.	3	746
Mettler-Toledo International Inc. (a)	17	16,695
Mirati Therapeutics, Inc. (a)	21	3,446
Moderna, Inc. (a)	199	14,065
Molecular Templates, Inc. (a)	15	163
Molina Healthcare, Inc. (a)	43	7,881
Momenta Pharmaceuticals, Inc. (a)	82	4,303
Mylan Holdings Ltd. (a)	380	5,630
Myokardia, Inc. (a)	36	4,939
Myovant Sciences Ltd. (a)	23	330
Myriad Genetics, Inc. (a)	56	726
NanoString Technologies, Inc. (a) (b)	27	1,215
Natera, Inc. (a)	49	3,515
National Healthcare Corp.	9	561
National Research Corp. - Class A	10	482
Natus Medical Inc. (a)	27	458
Nektar Therapeutics (a) (b)	129	2,148
Neogen Corp. (a)	39	3,070
Neogenomics Laboratories, Inc. (a)	76	2,785
Neoleukin Therapeutics, Inc. (a) (b)	17	204
Neurocrine Biosciences, Inc. (a)	64	6,107
Nevro Corp. (a)	23	3,260
Nextcure, Inc. (a)	9	79
Nextgen Healthcare Inc. (a)	40	509
Novavax, Inc. (a) (b)	42	4,537
Novocure Limited (a)	62	6,925
NuVasive Inc. (a)	38	1,864
Odonate Therapeutics, Inc. (a)	10	131
Omeros Corporation (a) (b)	36	361
Omnicell, Inc. (a)	31	2,331
OPKO Health, Inc. (a) (b)	317	1,171
Option Care Health, Inc. (a)	26	342
Orasure Technologies, Inc. (a)	46	555
Orthofix Medical Inc. (a)	14	434
Orthopediatrics Corp. (a) (b)	8	361
Owens & Minor Inc.	46	1,151
Pacific Biosciences of California, Inc. (a) (b)	105	1,038
Pacira Biosciences, Inc. (a)	29	1,720
Passage Bio, Inc. (a)	13	164
Patterson Cos. Inc.	62	1,506
PDL BioPharma, Inc. (a)	74	233
Penumbra, Inc. (a) (b)	24	4,756
PerkinElmer Inc.	81	10,132
Perrigo Company Public Limited Company	100	4,592
Pfizer Inc.	4,026	147,749
Phathom Pharmaceuticals, Inc. (a) (b)	7	256
Phibro Animal Health Corporation - Class A	15	267
Phreesia, Inc. (a)	14	466
PRA Health Sciences, Inc. (a)	47	4,744
Precigen, Inc. (a) (b)	40	140
Precision BioSciences Inc (a) (b)	26	161
Premier Healthcare Solutions, Inc. - Class A	52	1,714
Prestige Consumer Healthcare Inc. (a)	37	1,349
Progyny, Inc. (a)	12	363
Prothena Corporation Public Limited Company (a)	22	217
Provention Bio, Inc. (a) (b)	31	398
Providence Services Corp. (a)	9	836
PTC Therapeutics, Inc. (a)	42	1,951

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Puma Biotechnology, Inc. (a)	24	239
Quanterix Corporation (a) (b)	14	485
Quest Diagnostics Incorporated	97	11,125
Quidel Corporation (a)	27	5,990
Quotient Limited (a)	45	230
R1 RCM Inc. (a)	71	1,225
Radius Health, Inc. (a)	34	388
RadNet Inc. (a)	33	504
Reata Pharmaceuticals, Inc. - Class A (a)	17	1,697
Regeneron Pharmaceuticals, Inc. (a)	73	40,891
Regenxbio Inc. (a)	23	641
Relmada Therapeutics, Inc. (a) (b)	8	283
Repligen Corporation (a)	36	5,364
Replimune Group, Inc. (a)	3	77
Repro Med Systems, Inc. (a)	12	88
ResMed Inc.	105	17,936
Retrophin Inc. (a)	26	472
Revance Therapeutics Inc. (a)	37	924
Revolution Medicines, Inc. (a)	11	380
Rhythm Pharmaceuticals, Inc. (a)	18	388
Rigel Pharmaceuticals Inc. (a)	117	280
Rocket Pharmaceuticals, Ltd. (a) (b)	24	538
Rubius Therapeutics, Inc. (a) (b)	25	125
Sage Therapeutics Inc. (a)	39	2,368
Sangamo Therapeutics Inc. (a) (b)	83	788
Sarepta Therapeutics, Inc. (a)	54	7,519
Scholar Rock Holding Corporation (a)	15	270
Seattle Genetics Inc. (a)	88	17,221
Select Medical Holdings Corporation (a)	82	1,699
Shockwave Medical, Inc. (a)	18	1,362
SI-BONE, Inc. (a)	14	321
SIGA Technologies, Inc. (a)	38	263
Silk Road Medical, Inc. (a) (b)	20	1,321
Simulations Plus Inc.	10	732
Smiledirectclub, Inc. (a) (b)	41	484
Sorrento Therapeutics, Inc. (a) (b)	86	956
Spectrum Pharmaceuticals, Inc. (a)	77	314
Springworks Therapeutics, Inc. (a)	8	389
Staar Surgical Co. (a)	24	1,378
Steris Limited	62	10,873
Stoke Therapeutics, Inc. (a)	7	241
Stryker Corporation	245	51,087
Supernus Pharmaceuticals Inc. (a)	38	793
SurModics Inc. (a)	11	422
Symbion, Inc. (a)	16	361
Syneos Health, Inc. - Class A (a)	46	2,447
Tabula Rasa HealthCare Inc. (a) (b)	15	632
Tactile Systems Technology, Inc. (a) (b)	14	514
Tandem Diabetes Care Inc. (a)	42	4,730
Teladoc Health, Inc. (a) (b)	51	11,251
Teleflex Incorporated	34	11,495
Tenet Healthcare Corporation (a)	65	1,591
TG Biologics, Inc. (a)	71	1,903
The Ensign Group, Inc.	37	2,137
The Pennant Group, Inc. (a)	20	761
TherapeuticsMD, Inc. (a) (b)	166	262
Theravance Biopharma, Inc. (a) (b)	32	475
Thermo Fisher Scientific Inc.	286	126,372
Tilray, Inc. (a) (b)	19	91
Tivity Health, Inc. (a)	25	356
Translate Bio, Inc. (a) (b)	20	270
Tricida, Inc. (a)	22	197
Triple-S Management Corp. - Class B (a)	19	348
Turning Point Therapeutics, Inc. (a)	24	2,110
Twist Bioscience Corporation (a) (b)	20	1,508
U. S. Physical Therapy, Inc.	10	836
Ultragenyx Pharmaceutical Inc. (a) (b)	40	3,260
uniQure N.V. (a)	24	890
United Therapeutics Corporation (a)	32	3,271
UnitedHealth Group Incorporated	687	214,312
Universal Health Services Inc. - Class B	57	6,049
Vanda Pharmaceuticals Inc. (a)	39	378
Vapotherm, Inc. (a)	7	201
Varex Imaging Corporation (a)	30	384
Varian Medical Systems, Inc. (a)	66	11,319
Veeva Systems Inc. - Class A (a)	98	27,516
Veracyte, Inc. (a) (b)	41	1,324
Verastem, Inc. (a) (b)	81	98
Vericel Corporation (a) (b)	33	604
Vertex Pharmaceuticals Incorporated (a)	188	51,104
ViewRay, Inc. (a) (b)	49	172
Viking Therapeutics, Inc. (a) (b)	51	295
Vocera Communications, Inc. (a)	23	677
Voyager Therapeutics, Inc. (a)	18	187
Waters Corp. (a)	45	8,852
Wave Life Sciences Ltd. (a) (b)	15	131
West Pharmaceutical Services Inc.	54	14,716
Wright Medical Group N.V. (a) (b)	95	2,888
Xbiotech Inc (a) (b)	8	146
Xencor, Inc. (a)	37	1,425
Xenon Pharmaceuticals Inc. (a) (b)	17	185
Y-mAbs Therapeutics, Inc. (a)	15	583
Zimmer Biomet Holdings, Inc.	151	20,520
ZIOPHARM Oncology, Inc. (a) (b)	152	382
Zoetis Inc. - Class A	344	56,893
Zogenix, Inc. (a)	39	691
Zymeworks Inc. (a)	24	1,096
Zynex, Inc. (a) (b)	13	232
		3,461,998
Information Technology 0.0%
1Life Healthcare, Inc. (a)	18	520
Health Catalyst, Inc. (a) (b)	11	399
Ontrak Inc. (a) (b)	5	292
Schrodinger, Inc. (a)	9	433
		1,644
Consumer Discretionary 0.0%
PetIQ, Inc. - Class A (a) (b)	15	482
Total Common Stocks (cost $2,390,987)		3,464,124
RIGHTS 0.0%
Alder BioPharmaceuticals, Inc. (a) (b) (c)	45	56
Total Rights (cost $0)		56
SHORT TERM INVESTMENTS 1.4%
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (d) (e)	35,974	35,974
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	10,869	10,869
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (f) (g)	1,278	1,277
Total Short Term Investments (cost $48,120)		48,120
Total Investments 101.0% (cost $2,439,107)		3,512,300
Other Derivative Instruments 0.0%		259
Other Assets and Liabilities, Net (1.0)%		(35,078)
Total Net Assets 100.0%		3,477,481

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	180	December 2020	19,082	259	88

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.2%
Industrials 93.9%
3M Company	14	2,166
AAON, Inc.	1	59
AAR Corp.	1	14
ABM Industries Incorporated	2	59
ACCO Brands Corporation	2	13
Acuity Brands, Inc.	1	98
ADT, Inc.	4	29
Advanced Disposal Services, Inc. (a)	2	55
Advanced Drainage Systems, Inc.	1	77
AECOM (a)	4	157
Aegion Corporation (a)	1	12
Aerojet Rocketdyne Holdings, Inc. (a)	2	62
AeroVironment, Inc. (a)	1	30
AGCO Corporation	2	114
Air Lease Corporation - Class A	3	77
Air Transport Services Group, Inc. (a) (b)	—	10
Alamo Group Inc.	—	23
Alaska Air Group, Inc.	1	28
Albany International Corp. - Class A	1	36
Allegiant Travel Company	—	12
Allegion Public Limited Company	2	215
Allison Systems, Inc.	3	95
Altra Industrial Motion Corp.	1	54
AMERCO	—	82
Ameresco, Inc. - Class A (a)	—	15
American Airlines Group Inc. (b)	3	34
American Woodmark Corporation (a)	—	28
AMETEK, Inc.	5	535
AO Smith Corp.	3	169
Apogee Enterprises, Inc.	1	14
Applied Industrial Technologies, Inc.	1	48
Arcbest Corporation	1	18
Arcosa, Inc.	1	51
Argan, Inc.	—	16
Armstrong World Industries, Inc.	1	78
Astec Industries, Inc.	—	26
Astronics Corporation (a)	1	4
Atkore International Group Inc. (a)	1	24
Atlas Air Worldwide Holdings, Inc. (a)	—	10
Avis Budget Group, Inc. (a)	1	33
Axone Intelligence Inc. (a)	1	127
AZZ Inc.	1	20
Barnes Group Inc.	1	41
Barrett Business Services, Inc.	—	10
Beacon Roofing Supply, Inc. (a)	1	41
Bloom Energy Corporation - Class A (a) (b)	2	37
Blue Bird Global Corporation (a)	—	3
Brady Corp. - Class A	1	47
BrightView Holdings, Inc. (a)	1	8
Builders FirstSource, Inc. (a)	3	92
BWXT Government Group, Inc.	2	126
C.H. Robinson Worldwide, Inc.	3	322
CAI International Inc.	—	9
Carlisle Cos. Inc.	1	161
Carrier Global Corporation	19	590
Casella Waste Systems Inc. - Class A (a)	1	63
Caterpillar Inc.	13	1,898
CBIZ Inc. (a)	1	30
Chart Industries, Inc. (a)	1	57
Cimpress Public Limited Company (a)	—	31
Cintas Corp.	2	691
Clean Harbors Inc. (a)	1	70
Colfax Corp. (a)	2	70
Columbus Mckinnon Corp.	1	18
Comfort Systems USA Inc.	1	44
Construction Partners, Inc. - Class A (a) (b)	1	12
Copart Inc. (a)	5	521
Cornerstone Building Brands, Inc. (a) (b)	1	10
CoStar Group, Inc. (a)	1	784
Covanta Holding Corporation	3	23
Crane Co.	1	54
CSW Industrials Inc.	—	28
CSX Corp.	18	1,397
Cubic Corp.	1	45
Cummins Inc.	3	731
Curtiss-Wright Corp.	1	91
Deere & Company	7	1,549
Deluxe Corp.	1	27
Donaldson Co. Inc.	3	139
Douglas Dynamics, Inc.	1	20
Dover Corporation	3	365
Ducommun Inc. (a)	—	8
DXP Enterprises Inc. (a)	—	7
Dycom Industries, Inc. (a)	1	39
Eaton Corporation Public Limited Company	9	959
Echo Global Logistics, Inc. (a)	1	16
Elance, Inc. (a)	2	31
EMCOR Group, Inc.	1	87
Emerson Electric Co.	14	920
Encore Wire Corp.	1	24
Energy Recovery, Inc. (a)	1	7
Enerpac Tool Group Corp.	1	28
EnerSys	1	67
Ennis Inc.	1	10
EnPro Industries, Inc.	—	27
ESCO Technologies Inc.	1	49
Evoqua Water Technologies Corp. (a)	2	45
Expeditors International of Washington Inc.	4	353
Exponent, Inc.	1	85
Fastenal Co.	13	606
Federal Signal Corporation	1	40
FedEx Corporation	6	1,467
Flowserve Corporation	3	86
Fluor Corp.	3	27
Forrester Research Inc. (a)	—	8
Fortive Corporation	7	542
Fortune Brands Home & Security, Inc.	3	285
Forward Air Corp.	1	40
Foundation Building Materials Inc. (a)	1	9
Franklin Covey Co. (a)	—	4
Franklin Electric Co. Inc.	1	56
Gates Industrial Corporation PLC (a)	1	14
GATX Corporation (b)	1	49
Genco Shipping & Trading Limited (b)	—	1
Generac Holdings Inc. (a)	2	290
General Dynamics Corporation	6	793
General Electric Company	206	1,281
Gibraltar Industries Inc. (a)	1	52
GMS Inc. (a)	1	23
Gorman-Rupp Co.	—	12
Graco Inc.	4	242
GrafTech International Ltd.	2	15
Granite Construction Incorporated (b)	1	19
Great Lakes Dredge & Dock Corp. (a)	2	16
Greenbrier Cos. Inc.	1	22
H&E Equipment Services, Inc.	1	15
Harsco Corporation (a)	2	25
Hawaiian Holdings, Inc.	—	3
HD Supply Holdings, Inc (a)	4	158
Healthcare Services Group Inc.	2	36
Heartland Express Inc.	1	22
HEICO Corp. (b)	1	109
HEICO Corp. - Class A	2	151
Heidrick & Struggles International Inc.	—	9
Helios Technologies, Inc.	1	24
Herc Holdings Inc. (a)	1	20
Heritage-Crystal Clean, LLC (a)	—	4
Herman Miller Inc.	1	42
Hexcel Corp.	2	66
Hillenbrand Inc.	2	48
HNI Corp.	1	32
Honeywell International Inc.	17	2,717
Howmet Aerospace Inc.	9	155
HUB Group Inc. - Class A (a)	1	40
Hubbell Inc.	1	175
Huntington Ingalls Industries Inc.	1	135

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Huron Consulting Group Inc. (a)	1	23
Hyster-Yale Materials Handling Inc. - Class A	—	8
ICF International, Inc.	—	28
IDEX Corporation	2	324
IES Holdings, Inc. (a)	—	5
Illinois Tool Works Inc.	7	1,435
Ingersoll Rand Inc. (a)	8	301
Insperity, Inc.	1	56
Insteel Industries, Inc.	—	7
Interface Inc.	1	8
ITT Industries Holdings, Inc.	2	119
Jacobs Engineering Group Inc.	3	285
JB Hunt Transport Services Inc.	2	251
JELD-WEN Holding, Inc. (a)	2	36
John Bean Technologies Corp.	1	68
Johnson Controls International Public Limited Company	17	713
Kadant Inc.	—	30
Kaman Corp.	1	20
Kansas City Southern	2	405
Kelly Services Inc. - Class A	1	13
Kennametal Inc.	2	57
Kforce Inc.	—	15
Kimball International Inc. - Class B	1	9
Kirby Corp. (a)	—	12
Knight-Swift Transportation Holdings Inc. - Class A	3	123
Knoll Inc.	1	14
Korn Ferry	1	37
Kratos Defense & Security Solutions, Inc. (a)	3	57
L3Harris Technologies, Inc.	5	861
Landstar System Inc.	1	114
Lennox International Inc.	1	223
Lincoln Electric Holdings Inc.	1	124
Lindsay Corp.	—	24
Lockheed Martin Corporation	6	2,275
Macquarie Infrastructure Corporation	2	48
Manitowoc Co. Inc. (a)	1	7
ManpowerGroup Inc.	1	98
Marten Transport Ltd.	2	26
Masco Corporation	6	347
Masonite International Corporation (a)	1	56
MasTec Inc. (a) (b)	1	61
Matson Intermodal - Paragon, Inc.	—	8
Matthews International Corp. - Class A	1	16
McGrath RentCorp	1	36
Mercury Systems Inc. (a)	1	104
Meritor, Inc. (a)	2	33
Middleby Corp. (a)	1	116
Moog Inc. - Class A	1	48
MRC Global Inc. (a)	2	8
MSA Safety Inc.	1	117
MSC Industrial Direct Co. - Class A	1	67
Mueller Industries Inc.	1	33
Mueller Water Products Inc. - Class A	3	35
MYR Group Inc. (a)	—	13
National Presto Industries Inc.	—	8
Navistar International Corporation (a)	1	48
Nielsen Holdings plc	9	121
Nordson Corp.	1	248
Norfolk Southern Corporation	6	1,288
Northrop Grumman Systems Corp.	4	1,174
Now, Inc. (a)	2	11
NV5 Global, Inc. (a)	—	14
Nvent Electric Public Limited Company	4	67
Old Dominion Freight Line Inc.	2	400
Omega Flex Inc. (b)	—	10
Oshkosh Corp.	2	120
Otis Worldwide Corporation	10	603
Owens Corning Inc.	3	176
PACCAR Inc.	8	692
Parker-Hannifin Corporation	3	609
Parsons Corporation (a)	1	19
Patrick Industries, Inc.	1	31
Pentair Public Limited Company	4	182
PGT Innovations, Inc. (a)	1	22
Plug Power Inc. (a) (b)	8	102
Powell Industries Inc.	—	5
Primoris Services Corporation	1	19
Proto Labs Inc. (a)	1	78
Quanex Building Products Corp.	1	14
Quanta Services, Inc.	3	173
Raven Industries Inc.	1	16
Raytheon BBN Technologies Corp.	36	2,048
RBC Bearings Incorporated (a)	1	69
Regal-Beloit Corp.	1	90
Republic Services Inc.	5	488
Resideo Technologies, Inc. (a)	3	31
Resources Connection, Inc.	1	8
REV Group Inc.	1	6
Rexnord Corporation	3	83
Robert Half International Inc.	3	144
Rockwell Automation Inc.	3	600
Rollins Inc.	3	188
Roper Technologies, Inc.	2	969
Rush Enterprises Inc. - Class A	1	31
Rush Enterprises Inc. - Class B	—	3
Ryder System, Inc.	1	56
Saia, Inc. (a)	1	78
Schneider National, Inc. - Class B	1	28
Sensata Technologies Holding PLC (a)	4	161
Shyft Group, Inc.	1	16
Simpson Manufacturing Co. Inc.	1	91
SiteOne Landscape Supply, Inc. (a)	1	120
SkyWest Inc.	—	9
Snap-On Inc.	1	180
SP Plus Corporation (a)	—	9
Spirit Aerosystems Holdings Inc. - Class A	3	49
SPX Corp. (a)	1	51
SPX Flow, Inc. (a)	1	41
Standex International Corp.	—	19
Steelcase Inc. - Class A	2	21
Stericycle Inc. (a)	2	138
Sterling Construction Co. Inc. (a)	1	8
Stock Building Supply Holdings, LLC (a)	2	65
SunRun Inc. (a)	2	152
Teledyne Technologies Inc. (a)	1	271
Tennant Co.	—	26
Terex Corp.	2	30
Tetra Tech, Inc.	1	120
Textron Inc.	5	194
The Boeing Company	13	2,083
Thermon Group Holdings, Inc. (a)	1	8
Timken Co.	2	86
Toro Co.	3	213
TPI Composites, Inc. (a)	1	19
Trane Technologies Public Limited Company	6	681
TransDigm Group Inc.	1	573
TransUnion	4	374
Trex Company, Inc. (a)	3	198
TriMas Corp. (a)	1	22
TriNet Group Inc. (a)	1	63
Trinity Industries Inc.	2	43
Triton Container International Limited - Class A	1	53
Triumph Group Inc.	1	7
TrueBlue, Inc. (a)	1	17
Tutor Perini Corp. (a)	1	9
UniFirst Corp.	—	69
Union Pacific Corporation	16	3,142
United Parcel Service Inc. - Class B	17	2,759
United Rentals Inc. (a)	2	297
US Ecology Parent, Inc.	1	23
Valmont Industries Inc.	1	62
Vectrus, Inc. (a)	—	10
Verisk Analytics, Inc.	4	671
Vertiv Holdings, LLC - Class A (a)	5	89
Viad Corp	—	10
Vicor Corp. (a)	—	35
Virgin Galactic Holdings, Inc. (a) (b)	3	56
W. W. Grainger, Inc.	1	380
Wabash National Corp.	1	16

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Wabtec Corp.	4	265
Waste Connections, Inc.	6	640
Waste Management, Inc.	10	1,122
Watsco Inc.	1	180
Watts Water Technologies Inc. - Class A	1	60
Welbilt Inc. (a)	3	19
Werner Enterprises Inc.	1	61
WESCO International, Inc. (a)	1	53
Willdan Group, Inc. (a)	—	6
WillScot Mobile Mini Holdings Corp. - Class A (a)	4	65
Woodward Governor Co.	1	114
XPO Logistics, Inc. (a)	2	184
Xylem Inc.	4	354
		65,318
Information Technology 2.0%
ASGN Incorporated (a)	1	79
CoreLogic, Inc.	2	129
Equifax Inc.	3	447
IHS Markit Ltd.	9	698
Pitney Bowes Inc.	4	21
Systemax Inc.	—	7
		1,381
Consumer Discretionary 1.8%
Brink's Co.	1	47
Delta Air Lines, Inc.	4	115
FTI Consulting Inc. (a)	1	91
Griffon Corporation	1	20
IAA Spinco Inc. (a)	3	164
JetBlue Airways Corporation (a)	2	20
KAR Auction Services, Inc.	3	45
Pacific Architects And Engineers, LLC (a)	1	11
Southwest Airlines Co.	3	129
Spirit Airlines Inc. (a) (b)	1	9
Stanley Black & Decker, Inc.	4	587
		1,238
Communication Services 1.2%
Maxar Technologies Inc. (b)	2	37
Uber Technologies, Inc. (a)	22	817
		854
Materials 0.2%
Luxfer Holdings PLC	1	8
Park Aerospace Technologies Corp.	—	4
UFP Industries, Inc.	1	81
Univar Solutions Inc. (a)	4	65
		158
Utilities 0.1%
Vivint Solar, Inc. (a)	1	48
Total Common Stocks (cost $65,938)		68,997
SHORT TERM INVESTMENTS 1.2%
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	407	407
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	389	389
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	83	83
Total Short Term Investments (cost $879)		879
Total Investments 100.4% (cost $66,817)		69,876
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (0.4)%		(301)
Total Net Assets 100.0%		69,574

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	6	December 2020	474	(1)	(11)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.6%
Information Technology 95.6%
2U, Inc. (a)	35	1,197
3D Systems Corporation (a) (b)	55	271
8x8, Inc. (a)	45	703
A10 Networks, Inc. (a)	26	168
Acacia Communications, Inc. (a)	18	1,241
Accenture Public Limited Company - Class A	309	69,917
ACI Worldwide, Inc. (a)	56	1,465
ACM Research, Inc. - Class A (a)	5	318
Adobe Inc. (a)	235	115,249
ADS Alliance Data Systems, Inc.	20	841
ADTRAN, Inc.	23	237
Advanced Energy Industries, Inc. (a)	19	1,192
Advanced Micro Devices, Inc. (a)	568	46,549
Agilysys, Inc. (a)	8	197
Akamai Technologies, Inc. (a)	80	8,869
Alarm.Com Holdings, Inc. (a)	26	1,417
Altair Engineering Inc. - Class A (a) (b)	17	697
Alteryx, Inc. - Class A (a) (b)	27	3,103
Ambarella Inc. (a)	17	899
American Software, Inc. - Class A	11	151
Amkor Technology, Inc. (a)	52	586
Amphenol Corporation - Class A	147	15,893
Analog Devices, Inc.	178	20,799
Anaplan, Inc. (a)	55	3,444
ANSYS, Inc. (a)	42	13,584
AppFolio, Inc. - Class A (a)	7	974
Appian Corporation - Class A (a) (b)	15	973
Apple Inc.	8,450	978,610
Applied Materials, Inc.	447	26,582
Arista Networks, Inc. (a)	26	5,479
Arrow Electronics, Inc. (a)	40	3,115
Aspen Technology, Inc. (a)	32	4,088
Autodesk, Inc. (a)	107	24,698
Automatic Data Processing, Inc.	208	29,081
Avalara, Inc.	38	4,781
Avaya Holdings Corp. (a)	53	809
Avnet, Inc.	51	1,326
Axcelis Technologies, Inc. (a)	16	345
Badger Meter, Inc. (b)	14	922
Belden Inc.	22	670
Benchmark Electronics, Inc.	16	328
Benefitfocus.Com, Inc. (a)	15	171
Bill.Com Holdings Inc. (a)	24	2,416
Black Knight, Inc. (a)	72	6,253
Blackbaud, Inc.	24	1,314
Blackline, Inc. (a)	25	2,249
Booz Allen Hamilton Holding Corporation - Class A	68	5,642
Bottomline Technologies Inc. (a)	21	866
Box, Inc. - Class A (a)	78	1,355
Broadcom Inc.	194	70,744
Broadridge Financial Solutions, Inc.	57	7,541
Brooks Automation Inc.	34	1,583
Cabot Microelectronics Corporation	14	1,991
CACI International Inc. - Class A (a)	12	2,551
Cadence Design Systems Inc. (a)	135	14,375
Calix, Inc. (a)	15	264
Cardtronics Group Limited - Class A (a) (b)	16	322
Casa Systems, Inc. (a)	15	58
Cass Information Systems, Inc.	7	288
CDK Global, Inc.	60	2,597
CDW Corp.	71	8,537
Ceridian HCM Holding Inc. (a)	59	4,904
CEVA Inc. (a)	11	421
ChannelAdvisor Corp. (a)	10	137
Ciena Corp. (a)	74	2,941
Cirrus Logic Inc. (a)	32	2,144
Cisco Systems, Inc.	2,059	81,084
Citrix Systems Inc.	57	7,785
Cloudera, Inc. (a)	106	1,150
Cognex Corp.	87	5,674
Cognizant Technology Solutions Corp. - Class A	261	18,146
Coherent Inc. (a)	12	1,306
Cohu Inc.	20	338
CommScope Holding Company, Inc. (a)	93	838
CommVault Systems Inc. (a)	21	859
Comtech Telecommunications Corp.	11	161
Conduent Inc. (a)	87	276
Cornerstone OnDemand, Inc. (a)	25	892
Corning Incorporated	378	12,236
Coupa Software Incorporated (a)	32	8,741
Cree, Inc. (a)	56	3,562
CrowdStrike Holdings, Inc. - Class A (a)	69	9,539
CSG Systems International, Inc.	16	665
CTS Corp.	15	335
Datadog, Inc. - Class A (a)	65	6,595
Dell Technology Inc. - Class C (a)	121	8,194
Diebold Nixdorf Inc. (a)	30	232
Digital Turbine USA, Inc. (a)	30	992
Diodes Inc. (a)	24	1,382
DocuSign, Inc. (a)	84	18,067
Dolby Laboratories, Inc.	31	2,066
Domo Inc. (a)	8	300
Dropbox, Inc. - Class A (a)	127	2,453
DSP Group, Inc. (a)	6	85
DXC Technology Company	122	2,182
Dynatrace Holdings LLC (a)	87	3,566
Ebix Inc. (b)	11	220
EchoStar Corp. - Class A (a)	23	584
Elastic NV (a)	28	2,977
Endurance International Group Holdings, Inc. (a)	29	167
Enphase Energy, Inc. (a) (b)	43	3,544
Entegris, Inc.	65	4,857
Envestnet, Inc. (a)	25	1,926
EPAM Systems, Inc. (a)	28	8,980
ePlus Inc. (a)	7	487
Euronet Worldwide Inc. (a)	26	2,376
Everbridge, Inc. (a)	16	2,020
EVERTEC, Inc.	30	1,039
EVO Payments, Inc. - Class A (a) (b)	21	527
ExlService Holdings Inc. (a)	17	1,096
Extreme Networks, Inc. (a)	57	230
F5 Networks, Inc. (a)	31	3,831
Fabrinet (a)	18	1,113
Fair Isaac Corporation (a)	15	6,269
FARO Technologies Inc. (a)	8	502
Fastly, Inc. - Class A (a)	34	3,186
Fidelity National Information Services, Inc.	303	44,596
FireEye, Inc. (a)	110	1,358
First Solar, Inc. (a)	38	2,520
Fiserv, Inc. (a)	278	28,604
Fitbit, Inc. - Class A (a)	136	943
Five9 Inc. (a)	32	4,177
FleetCor Technologies Inc. (a)	41	9,868
Flex Ltd. (a)	265	2,953
FLIR Systems Inc.	70	2,524
FormFactor Inc. (a)	36	892
Fortinet, Inc. (a)	66	7,785
Gartner Inc. (a)	45	5,675
Global Payments Inc.	146	25,911
GoDaddy Inc. - Class A (a)	83	6,336
GTT Communications Inc. (a) (b)	16	82
Guidewire Software, Inc. (a)	40	4,140
Hackett Group Inc.	12	129
Harmonic, Inc. (a)	41	231
Hewlett Packard Enterprise Company	637	5,967
HP Inc.	689	13,075
HubSpot Inc. (a)	20	5,699
Ichor Holdings, Ltd. (a)	9	193
II-VI Incorporated (a) (b)	46	1,877
Impinj, Inc. (a) (b)	6	160
Infinera Corporation (a)	74	456
INPHI Corporation (a)	22	2,472
Inseego Corp. (a) (b)	18	188
Insight Enterprises, Inc. (a)	17	972
Intel Corporation	2,065	106,916
InterDigital Communications, Inc. (b)	18	1,025

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
International Business Machines Corporation	432	52,591
International Money Express Inc. (a)	8	120
Intuit Inc.	128	41,606
IPG Photonics Corporation (a)	18	3,098
Itron Inc. (a)	17	1,040
J2 Cloud Services, LLC (a)	25	1,751
Jabil Inc.	73	2,486
Jack Henry & Associates Inc.	38	6,223
Juniper Networks, Inc.	168	3,610
KBR, Inc.	69	1,544
Keysight Technologies, Inc. (a)	93	9,195
Kimball Electronics Group, LLC (a)	11	130
KLA-Tencor Corp.	77	14,907
Knowles Corporation (a)	44	650
Kulicke & Soffa Industries Inc.	33	733
Lam Research Corp.	71	23,677
Lattice Semiconductor Corp. (a)	62	1,809
Leidos Holdings Inc.	67	5,971
Limelight Networks, Inc. (a)	55	315
Littelfuse Inc.	12	2,154
LivePerson, Inc. (a) (b)	35	1,816
Liveramp, Inc. (a)	33	1,699
Lumentum Holdings Inc. (a)	37	2,785
MACOM Technology Solutions Holdings, Inc. (a)	22	751
MagnaChip Semiconductor, Ltd. (a)	9	125
Manhattan Associates Inc. (a)	32	3,042
Mantech International Corp. - Class A	13	881
Marvell Technology Group Ltd	322	12,800
MasterCard Incorporated - Class A	436	147,469
Maxim Integrated Products, Inc.	133	8,994
MAXIMUS Inc.	31	2,129
MaxLinear, Inc. - Class A (a)	32	733
Medallia, Inc. (a) (b)	32	889
Methode Electronics Inc.	18	510
Microchip Technology Incorporated	118	12,159
Micron Technology, Inc. (a)	537	25,217
Microsoft Corporation	3,511	738,471
MicroStrategy Inc. - Class A (a)	5	688
Mimecast Uk Limited (a)	27	1,264
Mitek Systems, Inc. (a)	16	201
MKS Instruments, Inc.	27	2,898
Mobileiron, Inc. (a)	24	170
Model N, Inc. (a)	11	383
MongoDB, Inc. - Class A (a) (b)	23	5,241
Monolithic Power Systems Inc.	20	5,672
Motorola Solutions Inc.	84	13,096
MTS Systems Corp.	9	165
NAPCO Security Technologies Inc. (a) (b)	4	103
National Instruments Corp.	61	2,172
NCR Corporation (a)	71	1,568
NeoPhotonics Corporation (a)	13	82
NetApp, Inc.	110	4,823
NETGEAR, Inc. (a)	15	475
NetScout Systems, Inc. (a)	39	852
New Relic, Inc. (a)	27	1,519
NIC Inc.	32	635
Nlight, Inc. (a)	20	479
NortonLifelock Inc.	278	5,785
Novantas Inc. (a)	17	1,771
Nuance Communications, Inc. (a)	139	4,611
Nutanix, Inc. - Class A (a)	85	1,893
NVE Corp.	2	115
NVIDIA Corporation	300	162,414
NXP Semiconductors N.V.	138	17,185
Okta, Inc. - Class A (a)	57	12,118
On Semiconductor Corporation (a)	199	4,324
Onespan, Inc. (a)	15	308
Onto Innovation Inc. (a)	22	669
Oracle Corporation	998	59,603
OSI Systems Inc. (a)	8	646
Pagerduty, Inc. (a) (b)	9	243
Palo Alto Networks, Inc. (a)	46	11,323
Paychex Inc.	157	12,508
Paycom Software, Inc. (a)	25	7,702
Paylocity Holding Corporation (a)	17	2,681
Paypal Holdings, Inc. (a)	544	107,175
Paysign, Inc. (a) (b)	10	59
PC Connection, Inc.	6	239
PDF Solutions Inc. (a)	9	170
Pegasystems Inc.	19	2,305
Perficient, Inc. (a)	17	720
Perspecta Inc.	72	1,405
Photronics Inc. (a)	34	338
Ping Identity Holding Corp. (a)	20	630
Plantronics Inc.	16	194
Plexus Corp. (a)	17	1,177
Pluralsight, Inc. - Class A (a)	66	1,123
Power Integrations Inc.	29	1,578
Progress Software Corp.	21	779
Proofpoint, Inc. (a)	27	2,852
PROS Holdings, Inc. (a) (b)	17	550
PTC Inc. (a)	55	4,555
Pure Storage, Inc. - Class A (a)	109	1,682
Q2 Holdings, Inc. (a)	20	1,867
QAD Inc. - Class A	6	249
Qorvo, Inc. (a)	56	7,184
Qualcomm Incorporated	546	64,273
Qualys, Inc. (a) (b)	16	1,573
Rambus Inc. (a) (b)	52	711
Rapid7, Inc. (a)	22	1,336
RealPage, Inc. (a)	40	2,325
Repay Holdings Corporation - Class A (a)	22	517
Ribbon Communications Inc. (a)	25	98
RingCentral, Inc. - Class A (a)	35	9,640
Rogers Corp. (a)	9	873
Rosetta Stone Inc. (a)	11	315
Sabre Corporation	133	868
SailPoint Technologies Holdings, Inc. (a)	41	1,623
Salesforce.Com, Inc. (a)	439	110,423
Sanmina Corp. (a)	33	890
ScanSource Inc. (a)	12	246
Science Applications International Corp.	25	1,983
Seagate Technology Public Limited Company	117	5,746
Secureworks Corp. - Class A (a)	3	34
Semtech Corp. (a)	32	1,699
ServiceNow, Inc. (a)	93	45,020
ShotSpotter, Inc. (a) (b)	3	102
Silicon Laboratories Inc. (a)	21	2,054
Skyworks Solutions, Inc.	81	11,742
Slack Technologies, Inc. - Class A (a) (b)	187	5,028
SMART Global Holdings, Inc. (a)	10	280
Smartsheet Inc. - Class A (a)	49	2,432
Snowflake Inc. - Class A (a)	13	3,310
SolarEdge Technologies Ltd. (a) (b)	25	5,841
SolarWinds Corporation (a)	43	875
Splunk Inc. (a)	78	14,713
Sprout Social, Inc. - Class A (a)	4	135
SPS Commerce, Inc. (a)	17	1,318
Square, Inc. - Class A (a)	175	28,504
SS&C Technologies Holdings, Inc.	116	6,993
Super Micro Computer, Inc. (a)	31	809
SVMK Inc. (a)	60	1,319
Sykes Enterprises Inc. (a)	20	674
Synaptics Incorporated (a) (b)	17	1,378
SYNNEX Corporation	21	2,949
Synopsys Inc. (a)	74	15,897
TE Connectivity Ltd.	163	15,941
Tenable Holdings, Inc. (a)	20	748
Teradata Corporation (a)	58	1,309
Teradyne Inc.	84	6,678
Texas Instruments Incorporated	446	63,622
The Trade Desk, Inc. - Class A (a)	19	10,073
Trimble Inc. (a)	125	6,086
TTEC Holdings, Inc.	8	413
TTM Technologies, Inc. (a) (b)	45	516
Tucows Inc. (a) (b)	4	301
Twilio Inc. - Class A (a)	59	14,521
Tyler Technologies Inc. (a)	19	6,762
Ultra Clean Holdings, Inc. (a)	19	405
Unisys Corp. (a)	25	264

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Universal Display Corporation	21	3,710
Upland Software, Inc. (a)	11	416
Upstate Property Rentals, LLC (a)	17	849
Varonis Systems, Inc. (a)	14	1,633
Veeco Instruments Inc. (a)	24	276
Verint Systems Inc. (a)	36	1,739
Verra Mobility Corporation - Class A (a)	57	547
ViaSat, Inc. (a)	21	729
Viavi Solutions Inc. (a)	110	1,288
VirnetX Holding Corporation (b)	19	98
Virtusa Corporation (a)	14	673
Vishay Intertechnology Inc.	64	996
Vishay Precision Group, Inc. (a)	4	109
VMware, Inc. - Class A (a)	41	5,903
Western Digital Corporation	147	5,363
Wex, Inc. (a)	21	2,902
Workday, Inc. - Class A (a)	84	18,063
Workiva Inc. - Class A (a)	16	879
Xerox Holdings Corporation	95	1,784
Xilinx, Inc.	116	12,139
Xperi Holding Corporation (b)	51	587
Yext, Inc. (a)	35	532
Zebra Technologies Corp. - Class A (a)	27	6,731
Zendesk, Inc. (a)	54	5,560
Zoom Video Communications, Inc. - Class A (a)	78	36,530
Zscaler, Inc. (a)	36	5,120
Zuora, Inc. - Class A (a)	36	377
		4,285,802
Financials 3.8%
Visa Inc. - Class A	821	164,212
Western Union Co.	200	4,279
		168,491
Communication Services 0.2%
Switch Inc - Class A	37	573
VeriSign, Inc. (a)	52	10,566
		11,139
Energy 0.0%
SunPower Corporation (a) (b)	41	510
Total Common Stocks (cost $2,217,529)		4,465,942
SHORT TERM INVESTMENTS 0.5%
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	12,931	12,931
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	8,251	8,251
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	1,117	1,117
Total Short Term Investments (cost $22,299)		22,299
Total Investments 100.1% (cost $2,239,828)		4,488,241
Other Derivative Instruments 0.0%		80
Other Assets and Liabilities, Net (0.1)%		(5,537)
Total Net Assets 100.0%		4,482,784

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	165	December 2020	19,151	80	233

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon International Index Fund
COMMON STOCKS 98.5%
Japan 25.8%
ABC-Mart Inc.	4	197
Acom Co. Ltd. (a)	44	193
Advantest Corporation (a)	23	1,092
AEON Co. Ltd.	73	1,952
AEON Mall Co. Ltd.	11	150
Air Water Inc. (a)	18	241
Aisin Seiki Co. Ltd. (a)	19	590
Ajinomoto Co. Inc.	51	1,041
Alfresa Holdings Corp.	21	462
All Nippon Airways Co. Ltd. (a) (b)	13	299
Amada Co. Ltd.	37	351
Aozora Bank, Ltd. (a)	13	215
Asahi Breweries Ltd.	48	1,687
Asahi Glass Co. Ltd.	21	624
Asahi Intecc Co., Ltd.	22	700
Asahi Kasei Corp.	139	1,219
Astellas Pharma Inc.	208	3,095
Bandai Namco Holdings Inc.	22	1,624
Bank of Kyoto Ltd. (a)	6	275
Benesse Holdings Inc.	7	190
Bridgestone Corp.	60	1,890
Brother Industries Ltd. (a)	24	384
Calbee,Inc.	9	283
Canon Inc. (a)	111	1,832
Casio Computer Co. Ltd. (a)	22	357
Central Japan Railway Co.	16	2,275
China Bank Ltd. (a)	63	347
Chubu Electric Power Co. Inc.	71	862
Chugai Pharmaceutical Co. Ltd.	75	3,363
Chugoku Electric Power Co. Inc. (a)	34	422
Coca-Cola Bottlers Japan Holdings Inc.	14	228
Concordia Financial Group, Ltd. (a)	118	410
COSMOS Pharmaceutical Corporation	2	348
CyberAgent Inc.	11	698
Dai Nippon Printing Co. Ltd.	28	565
Daicel Corp. (a)	27	194
Daifuke Co. Ltd.	11	1,108
Dai-ichi Life Holdings, Inc.	120	1,692
Daiichi Sankyo Company, Ltd	188	5,767
Daikin Industries Ltd.	28	5,093
Dainippon Sumitomo Pharma Co. Ltd. (a)	20	263
Daito Trust Construction Co. Ltd. (a)	7	655
Daiwa House Industry Co. Ltd. (a)	63	1,621
Daiwa House REIT Investment Corporation	—	577
Daiwa Securities Group Inc. (a)	166	695
Denso Corp. (a)	48	2,096
Dentsu Inc.	25	726
Disco Corp.	3	754
East Japan Railway Co.	34	2,083
Eisai Co. Ltd. (a)	28	2,569
Electric Power Development Co., Ltd.	16	244
Familymart Co., Ltd. (a)	20	454
Fanuc Ltd.	21	4,121
Fast Retailing Co. Ltd.	7	4,080
Fuji Electric Holdings Co. Ltd.	14	440
FUJIFILM Holdings Corp.	40	1,972
Fujitsu Ltd.	22	2,955
Fukuoka Financial Group, Inc.	20	328
GLP J-REIT	—	594
GMO Payment Gateway, Inc.	5	492
Hakuhodo DY Holdings Incorporated	26	332
Hamamatsu Photonics KK	15	771
Hankyu Hanshin Holdings Inc.	26	842
Hikari Tsushin Inc.	2	547
Hino Motors Ltd.	33	215
Hirose Electric Co. Ltd.	4	487
Hisamitsu Pharmaceutical Co. Inc.	6	286
Hitachi Construction Machinery Co. Ltd. (a)	12	416
Hitachi Ltd.	108	3,653
Hitachi Metals Ltd.	25	392
Honda Motor Co. Ltd.	180	4,240
Hoshizaki Corporation	6	462
Hoya Corp.	42	4,686
Hulic Co. Ltd.	36	337
Idemitsu Kosan Co., Ltd. (a)	21	454
Iida Group Holdings Co., Ltd.	18	357
Inpex Corporation	115	616
Isetan Mitsukoshi Holdings Ltd. (a)	41	218
Isuzu Motors Ltd.	62	544
ITO EN, LTD.	5	378
ITOCHU Corp.	150	3,842
ITOCHU Techno-Solutions Corporation	11	406
Japan Airlines Co., Ltd	11	214
Japan Airport Terminal Co. Ltd. (a)	6	243
Japan Exchange Group Inc.	56	1,554
Japan Post Bank Co., Ltd. (a)	43	336
Japan Post Holdings Co., Ltd.	178	1,210
Japan Post Insurance Co., Ltd.	26	408
Japan Prime Realty Investment Corp. (a)	—	277
Japan Real Estate Investment Corp. (a)	—	738
Japan Retail Fund Investment Corp.	—	427
Japan Tobacco Inc.	134	2,453
JFE Holdings Inc.	56	390
JGC Holding Corporation	26	269
JS Group Corp. (a)	30	599
JSR Corp.	23	551
JTEKT Corp.	21	163
JXTG Holdings, Inc.	347	1,233
Kajima Corp. (a)	50	608
Kakaku.com Inc.	15	382
Kamigumi Co. Ltd.	10	200
Kansai Electric Power Co. Inc.	77	747
Kansai Paint Co. Ltd.	19	467
Kao Corp.	54	4,028
Kawasaki Heavy Industries Ltd. (a)	17	233
KDDI Corp. (a)	180	4,534
Keihan Holdings Co. Ltd.	11	468
Keikyu Corp. (a)	25	377
Keio Corp.	12	729
Keisei Electric Railway Co. Ltd.	14	408
Keyence Corp.	20	9,434
Kikkoman Corp. (a)	16	885
Kintetsu Corp.	19	821
Kirin Holdings Co. Ltd.	91	1,704
Kobayashi Pharmaceutical Co. Ltd.	6	532
Kobe Bussan Co., Ltd.	6	336
Koito Manufacturing Co. Ltd.	12	590
Komatsu Ltd. (a)	98	2,155
Konami Corp. (a)	10	424
Kose Corp.	4	465
Kubota Corp.	115	2,049
Kuraray Co. Ltd.	37	363
Kurita Water Industries Ltd.	10	339
Kyocera Corp.	35	2,028
Kyowa Kirin Co., Ltd.	30	861
Kyushu Electric Power Co. Inc. (a)	40	363
Kyushu Railway Company (a)	16	344
Lasertec Corporation	8	664
Lawson Inc.	6	291
Line Corporation (a) (b)	7	330
Lion Corp.	25	515
M3, Inc.	49	3,025
Makita Corp.	25	1,175
Marubeni Corp. (a)	179	1,015
Marui Group Co. Ltd. (a)	22	420
Maruichi Steel Tube Ltd. (a)	7	162
Mazda Motor Corp.	63	370
McDonald's Holdings Co. Japan Ltd. (a)	7	350
Mebuki Financial Group, Inc.	112	252
Medipal Holdings Corp.	21	423
Meiji Holdings Co., Ltd.	13	970
Mercari, Inc. (b)	8	376
Minebea Mitsumi Inc.	39	745
MISUMI Group Inc.	31	860
Mitsubishi Chemical Holdings Corporation	139	799
Mitsubishi Corp.	149	3,560

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Mitsubishi Electric Corp.	202	2,737
Mitsubishi Estate Co. Ltd.	131	1,970
Mitsubishi Gas Chemical Co. Inc.	17	308
Mitsubishi Heavy Industries Ltd.	35	778
Mitsubishi Materials Corp.	11	224
Mitsubishi Motors Corp. (a)	81	177
Mitsubishi UFJ Financial Group Inc.	1,358	5,369
Mitsubishi UFJ Lease & Finance Co. Ltd.	46	213
Mitsui & Co. Ltd. (a)	182	3,120
Mitsui Chemicals Inc.	20	477
Mitsui Fudosan Co. Ltd.	102	1,772
Miura Co.,Ltd.	9	440
Mizuho Financial Group Inc. (a)	268	3,340
MonotaRO Co., Ltd.	14	690
MS&AD Insurance Group Holdings, Inc. (a)	49	1,314
Murata Manufacturing Co. Ltd.	63	4,092
Nabtesco Corp. (a)	12	451
Nagoya Railroad Co. Ltd.	20	561
NEC Corp.	27	1,579
NEC Electronics Corp. (b)	83	608
NEXON Co.,Ltd.	53	1,328
NGK Insulators Ltd.	27	385
NGK Spark Plug Co. Ltd.	16	279
Nidec Corp.	50	4,636
Nihon M & A Center Inc.	16	915
Nikon Corp. (a)	35	237
Nintendo Co. Ltd.	12	7,065
Nippon Building Fund Inc.	—	783
Nippon Express Co. Ltd.	8	489
Nippon Meat Packers Inc.	9	416
Nippon Paint Co. Ltd.	16	1,677
Nippon Shinyaku Co., Ltd.	5	436
Nippon Steel Corporation	88	823
Nippon Telegraph & Telephone Corp.	143	2,909
Nippon Yusen KK	16	280
Nissan Chemical Industries Ltd.	14	760
Nissan Motor Co., Ltd.	255	902
Nisshin Seifun Group Inc. (a)	22	345
Nissin Foods Holdings Co. Ltd. (a)	7	649
Nitori Co. Ltd.	9	1,848
Nitto Denko Corp.	17	1,138
Nomura Holdings Inc.	351	1,594
Nomura Real Estate Holdings, Inc. (a)	13	244
Nomura Real Estate Master Fund. Inc.	—	605
Nomura Research Institute Ltd.	35	1,034
NSK Ltd. (a)	37	282
NTT Data Corp.	70	889
NTT DoCoMo Inc. (a)	126	4,648
Obayashi Corp.	75	678
Obic Co. Ltd.	8	1,369
Odakyu Electric Railway Co. Ltd. (a)	34	850
OJI Holdings Corp. (a)	98	448
Olympus Corp.	130	2,697
Omron Corp.	21	1,631
Ono Pharmaceutical Co. Ltd.	41	1,285
Oracle Corp. Japan	5	485
Oriental Land Co. Ltd. (a)	22	3,110
ORIX Corp.	147	1,825
Orix J-REIT Inc.	—	462
Osaka Gas Co. Ltd.	42	823
Otsuka Corp.	12	610
Otsuka Holdings Co., Ltd.	43	1,826
Pan Pacific International Holdings Corporation	45	1,052
Panasonic Corp.	244	2,069
Park24 Co. Ltd.	13	203
PeptiDream Inc. (a) (b)	10	478
Persol Holdings Co., Ltd.	19	306
Pigeon Corp.	13	576
Pola Orbis Holdings Inc.	12	217
Prologis	—	787
Rakuten Inc.	94	1,015
Recruit Holdings Co., Ltd.	141	5,605
Resona Holdings Inc. (a)	236	803
Ricoh Co. Ltd. (a)	77	519
Rinnai Corp.	4	390
Rohm Co. Ltd.	10	782
Ryohin Keikaku Co. Ltd.	26	428
Santen Pharmaceutical Co. Ltd.	39	803
SBI Holdings Inc.	26	669
SCSK Corporation (a)	5	280
Secom Co. Ltd.	23	2,149
Sega Sammy Holdings Inc.	21	259
Seibu Holdings Inc.	22	237
Seiko Epson Corp. (a)	31	357
Sekisui Chemical Co. Ltd.	40	637
Sekisui House Ltd.	69	1,222
Seven & I Holdings Co., Ltd.	83	2,562
Seven Bank, Ltd. (a)	68	164
SG Holdings Co., Ltd. (a)	16	851
Sharp Corp. (a)	22	277
Shimadzu Corp.	25	772
Shimamura Co. Ltd.	3	252
Shimano Inc.	8	1,613
Shimizu Corp. (a)	62	467
Shin-Etsu Chemical Co. Ltd.	39	5,101
Shinsei Bank Ltd.	18	220
Shionogi & Co. Ltd. (a)	30	1,581
Shiseido Co. Ltd.	44	2,524
Shizuoka Bank Ltd. (a)	49	337
Showa Denko KK	16	294
SMC Corp.	6	3,551
Softbank Corp. (a)	312	3,485
SoftBank Group Corp.	173	10,776
Sohgo Security Services Co. Ltd.	8	380
Sompo Holdings, Inc.	38	1,307
Sony Corp.	140	10,654
Square Enix Holdings Co. Ltd.	11	702
Stanley Electric Co. Ltd.	14	402
Subaru Corp. NPV	68	1,312
SUMCO Corporation	30	417
Sumitomo Chemical Co. Ltd.	170	564
Sumitomo Corp. (a)	133	1,589
Sumitomo Electric Industries Ltd.	85	957
Sumitomo Heavy Industries Ltd.	13	310
Sumitomo Metal Mining Co. Ltd.	25	786
Sumitomo Mitsui Financial Group Inc.	144	3,995
Sumitomo Mitsui Trust Holdings Inc.	37	972
Sumitomo Realty & Development Co. Ltd. (a)	34	1,001
Sumitomo Rubber Industries Inc.	20	184
Sundrug Co. Ltd.	8	298
Suntory Beverage & Food Limited	16	598
Suzuken Co. Ltd.	8	307
Suzuki Motor Corp.	41	1,735
Sysmex Corp.	18	1,750
T&D Holdings Inc.	58	567
Taiheiyo Cement Corp.	13	339
Taisei Corp.	22	738
Taisho Pharmaceutical Holdings Company Ltd.	4	244
Taiyo Nippon Sanso Corp.	16	240
Takeda Pharmaceutical Co. Ltd.	175	6,249
TDK Corp.	14	1,551
Teijin Ltd. (a)	20	302
Terumo Corp.	71	2,847
THK Co. Ltd.	13	332
TIS Inc.	24	498
Tobu Railway Co. Ltd.	22	666
Toho Co. Ltd.	13	516
Toho Gas Co. Ltd. (a)	8	397
Tohoku Electric Power Co. Inc. (a)	48	481
Tokio Marine Holdings Inc. (a)	70	3,074
Tokyo Century Corp. (a)	5	255
Tokyo Electric Power Co. Holdings Inc. (b)	162	446
Tokyo Electron Ltd.	17	4,309
Tokyo Gas Co. Ltd.	42	968
Tokyu Corp. (a)	56	730
Tokyu Fudosan Holdings Corporation (a)	63	271
Toppan Printing Co. Ltd.	30	424
Toray Industries Inc. (a)	156	712
Toshiba Corp.	44	1,111
Tosoh Corp.	28	453

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
TOTO Ltd. (a)	16	735
Toyo Suisan Kaisha Ltd.	10	529
Toyoda Gosei Co. Ltd.	7	151
Toyota Industries Corp.	17	1,042
Toyota Motor Corp.	235	15,482
Toyota Tsusho Corp. (a)	24	687
Trend Micro Inc.	15	909
TSURUHA Holdings ,Inc.	4	609
Unicharm Corp.	45	2,024
United Urban Investment Corp.	—	394
USS Co. Ltd. (a)	26	460
Welcia Holdings Co.,Ltd.	10	456
West Japan Railway Co.	18	907
Yahoo! Japan Corp.	294	1,958
Yakult Honsha Co. Ltd.	14	764
Yamada Denki Co. Ltd.	80	398
Yamaha Corp. (a)	15	734
Yamaha Motor Co. Ltd.	30	434
Yamato Holdings Co. Ltd.	35	925
Yamazaki Baking Co. Ltd.	13	227
Yaskawa Electric Corp.	27	1,063
Yokogawa Electric Corp.	25	395
Yokohama Rubber Co. Ltd.	12	168
ZOZO, Inc. (a)	12	321
		394,053
United Kingdom 12.8%
3i Group plc	107	1,378
Admiral Group PLC	22	731
Anglo American PLC	136	3,282
Antofagasta PLC	44	580
Ashtead Group Public Limited Company	50	1,816
Associated British Foods PLC	39	941
AstraZeneca PLC	145	15,863
Auto Trader Group PLC	109	792
AVEVA Group plc	7	460
Aviva PLC	433	1,592
BAE Systems PLC	360	2,230
Barclays PLC	1,908	2,405
Barratt Developments P L C	111	680
BP P.L.C.	2,252	6,546
British American Tobacco P.L.C.	255	9,153
BT Group Plc	973	1,233
Bunzl Public Limited Company	37	1,211
Burberry Group PLC	46	920
Coca-Cola European Partners PLC	22	872
Coca-Cola HBC AG	22	551
Compass Group PLC	198	2,971
Croda International Public Limited Company	14	1,155
DCC Public Limited Company	11	833
Diageo PLC	260	8,913
Direct Line Insurance Limited	154	536
Evraz PLC	52	232
Experian PLC	101	3,788
Ferguson PLC	25	2,490
Fiat Chrysler Automobiles N.V. (b)	120	1,474
GlaxoSmithKline PLC	555	10,386
GVC Holdings PLC	63	792
Halma Public Limited Company	42	1,259
Hargreaves Lansdown PLC	37	757
Hikma Pharmaceuticals Public Limited Company	18	616
HSBC Holdings PLC	2,259	8,790
Imperial Brands PLC	105	1,857
Informa Switzerland Limited	167	809
InterContinental Hotels Group PLC	19	1,000
Intertek Group Plc	18	1,447
J Sainsbury PLC	200	493
JD Sports Fashion Plc	51	527
Johnson Matthey PLC	21	634
Kingfisher Plc	231	883
Land Securities Group PLC	82	551
Legal & General Group PLC	668	1,615
Lloyds Banking Group PLC (b)	7,787	2,638
London Stock Exchange Group PLC	35	4,022
M&G PLC	291	599
Melrose Holdings Limited	545	806
Mondi plc	55	1,154
National Grid PLC	389	4,470
Next PLC	15	1,129
Ocado Group PLC (b)	50	1,774
Pearson PLC	83	591
Persimmon Public Limited Company	36	1,147
Prudential Public Limited Company (c)	291	4,161
Reckitt Benckiser Group PLC	79	7,708
Relx PLC	213	4,744
Rentokil Initial PLC (b)	210	1,448
Rio Tinto PLC	125	7,487
Rolls-Royce Holdings plc (a) (b)	216	359
RSA Insurance Group PLC	116	680
Schroders PLC	14	495
SEGRO Public Limited Company	131	1,577
Severn Trent PLC	26	818
Smith & Nephew PLC	97	1,900
Smiths Group PLC	44	766
Spirax-Sarco Engineering PLC	8	1,168
SSE PLC	114	1,769
St. James's Place PLC	61	735
Standard Chartered PLC	293	1,348
Standard Life Aberdeen PLC	256	747
Taylor Wimpey PLC	382	533
Tesco PLC	1,093	2,996
The Berkeley Group Holdings PLC	13	731
The British Land Company Public Limited Company	99	427
The Royal Bank of Scotland Group Public Limited Company	544	745
The Sage Group PLC.	123	1,140
Unilever N.V.	162	9,744
Unilever PLC	130	7,996
United Utilities Group PLC	77	849
Vodafone Group Public Limited Company	2,954	3,925
Whitbread PLC	22	612
WM Morrison Supermarkets P L C	262	574
WPP 2012 Limited	136	1,068
		195,624
Switzerland 10.4%
ABB Ltd.	204	5,172
Adecco Group AG	17	894
Alcon AG (b)	55	3,089
Baloise Holding AG	5	782
Banque Cantonale Vaudoise (a)	3	302
Barry Callebaut AG	—	769
Clariant AG	24	463
Compagnie Financiere Richemont SA	58	3,869
Credit Suisse Group AG	267	2,679
EMS-Chemie Holding AG (a)	1	801
Geberit AG	4	2,426
Givaudan SA	1	4,393
Glencore PLC	1,100	2,272
Julius Bar Gruppe AG	25	1,044
Kühne + Nagel International AG	6	1,182
LafargeHolcim Ltd.	58	2,638
Lindt & Spruengli AG	—	978
Logitech International S.A.	18	1,389
Lonza Group AG	8	5,066
Nestle SA	330	39,155
Novartis AG	246	21,321
Partners Group Holding AG	2	1,929
Roche Holding AG	78	26,632
Schindler Holding AG	2	627
SGS SA	1	1,777
Sika AG	16	3,857
Sonova Holding AG	6	1,521
STMicroelectronics NV	71	2,197
Straumann Holding AG	1	1,178
Swatch Group AG	3	733
Swatch Group AG - Class N	6	260
Swiss Life Holding AG	4	1,331
Swiss Prime Site AG	8	756
Swiss Re AG	32	2,403
Swisscom AG	3	1,502

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Temenos Group AG	7	996
UBS Group AG	405	4,514
Vifor Pharma Management AG	5	675
Zurich Insurance Group AG	17	5,787
		159,359
France 10.0%
Accor SA (b)	20	570
Adevinta ASA (b)	24	414
Aeroports de Paris	3	316
Alstom (b)	22	1,075
Amundi (b)	7	480
Arkema	8	838
AtoS SE (b)	11	872
AXA SA	213	3,935
Biomerieux SA	5	729
BNP Paribas SA	124	4,502
Bollore SA	105	392
Bouygues SA	25	874
Bureau Veritas (b)	34	760
Capgemini SA	18	2,270
Carrefour SA	67	1,079
Cie de Saint-Gobain (b)	57	2,406
Cie Generale d'Optique Essilor International SA	31	4,267
CNP Assurances SA (b)	18	224
Compagnie Generale des Etablissements Michelin	19	2,012
Covivio	5	368
Credit Agricole SA	131	1,142
Danone	68	4,401
Dassault Aviation SA (b)	—	243
Dassault Systemes SA	15	2,759
EDENRED	27	1,221
Eiffage (b)	9	749
Electricite de France	71	748
Engie (b)	202	2,703
Eurazeo SA (b)	4	218
Eurofins Scientific SE (a) (b)	1	1,166
Faurecia (b)	8	350
Gecina SA	5	699
Getlink S.E. (b)	51	689
Hermes International SCA	4	3,020
Icade SA	4	209
Iliad SA	2	325
Ingenico Group (a) (b)	7	1,036
IPSEN	4	443
JC Decaux SA (b)	9	154
Kering SA	8	5,553
Klepierre (a)	22	311
La Francaise Des Jeux	9	313
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	53	8,337
Legrand SA	30	2,386
L'Oreal SA	28	9,075
LVMH Moet Hennessy Louis Vuitton SE	31	14,376
Natixis (b)	100	224
Orange SA	219	2,283
Orpea (b)	6	629
Pernod-Ricard SA	23	3,736
Peugeot SA (b)	65	1,171
Publicis Groupe SA (a)	22	721
Remy Cointreau SA	2	447
Renault SA (b)	22	562
Safran (b)	36	3,526
Sanofi SA	126	12,546
Sartorius Stedim Biotech	3	1,085
Schneider Electric SE (b)	61	7,614
SCOR (b)	17	468
SEB SA	3	412
Societe Generale SA (b)	91	1,198
Sodexo SA	10	710
SUEZ	39	724
Teleperformance	6	2,000
Thales SA	12	904
Total SA (a)	274	9,328
Ubisoft Entertainment (b)	10	923
Valeo	26	807
Veolia Environnement	61	1,313
VINCI	57	4,789
Vivendi SA	92	2,568
Wendel SA	3	283
Worldline (b)	15	1,265
		153,245
Germany 8.8%
Adidas AG (b)	21	6,824
Allianz SE	46	8,850
Aroundtown SA (b)	130	652
BASF SE	102	6,169
Bayer AG	109	6,722
Bayerische Motoren Werke AG	37	2,671
Beiersdorf AG	11	1,290
Brenntag AG	17	1,076
Carl Zeiss Meditec AG	4	554
Ceconomy AG	22	219
Continental AG	12	1,342
Covestro AG	19	947
Daimler AG	95	5,080
Delivery Hero SE (b)	14	1,644
Deutsche Bank Aktiengesellschaft (b)	217	1,817
Deutsche Boerse AG	21	3,694
Deutsche Lufthansa AG (b)	29	252
Deutsche Post AG	109	4,966
Deutsche Telekom AG	370	6,187
Dresdner Bank AG (b)	109	532
DW Property Invest GmbH	38	1,912
E.ON SE	247	2,725
Evonik Industries AG	23	582
Fraport AG Frankfurt Airport Services Worldwide (b)	5	182
Fresenius Medical Care AG & Co. KGaA	24	1,988
Fresenius SE & Co. KGaA	47	2,132
GEA Group AG	17	606
Hannover Rueck SE	7	1,023
HeidelbergCement AG	17	1,024
Henkel AG & Co. KGaA	11	1,071
Hochtief AG	3	229
Infineon Technologies AG	139	3,900
Kion Group AG	7	605
Knorr - Bremse Aktiengesellschaft	7	875
LANXESS Aktiengesellschaft	10	548
LEG Immobilien AG	8	1,075
Merck KGaA	14	2,078
MTU Aero Engines AG	6	975
Muenchener Rueckversicherungs AG	16	3,954
Nemetschek SE	6	438
Puma SE (b)	9	832
RWE AG	70	2,618
SAP SE	116	17,963
Scout24 Holding GmbH	12	1,022
Siemens AG	85	10,692
Siemens Energy AG (b)	42	1,141
Siemens Healthineers AG	28	1,260
Symrise AG	14	1,975
TeamViewer AG (b)	14	688
Telefonica Deutschland Holding AG	108	277
ThyssenKrupp AG (b)	43	216
Uniper SE	22	706
United Internet AG	11	440
Volkswagen AG	4	632
Vonovia SE	55	3,774
Zalando SE (b)	17	1,583
		135,229
Australia 6.8%
Afterpay Limited (b)	23	1,328
AGL Energy Limited	68	662
AMP Ltd.	361	340
Ampol Limited	27	464
APA Group (a)	133	991
Aristocrat Leisure Ltd.	63	1,371
ASX Ltd.	22	1,278
Aurizon Holdings Limited	207	631
AusNet Services Holdings Pty Ltd	213	287

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Australia & New Zealand Banking Group Ltd.	315	3,900
BHP Group PLC	233	4,971
BHP Group PLC (a)	328	8,372
BlueScope Steel Ltd.	57	518
Brambles Limited	170	1,290
CIMIC Group Limited	12	159
Coca-Cola Amatil Ltd. (a)	60	413
Cochlear Ltd.	7	1,029
Coles Group Limited	149	1,827
Commonwealth Bank of Australia	197	9,006
Computershare Ltd. (a)	54	472
Crown Resorts Limited	38	244
CSL Ltd. (a)	50	10,385
DEXUS Funds Management Limited	120	763
Evolution Mining Limited	173	717
Fortescue Metals Group Ltd.	189	2,214
Goodman Funding Pty Ltd	182	2,355
GPT Group	209	584
Insurance Australia Group Ltd.	265	833
LendLease Corp. Ltd.	73	587
Macquarie Group Limited	38	3,246
Magellan Financial Group Ltd	14	558
Medibank Private Limited	314	567
Mirvac Group	455	713
National Australia Bank Ltd. (a)	355	4,543
Newcrest Mining Ltd.	89	2,001
Northern Star Resources Ltd.	80	781
Oil Search Ltd.	212	405
Orica Ltd.	46	512
Origin Energy Ltd.	197	610
Qantas Airways Ltd.	84	248
QBE Insurance Group Ltd.	155	960
Ramsay Health Care Ltd.	20	951
REA Group Ltd. (a)	6	478
Rio Tinto Ltd.	41	2,773
Santos Ltd.	200	705
Scentre Group Limited	592	942
SEEK Limited	36	555
Sonic Health Care Ltd. (a)	50	1,188
South32 Limited	536	790
Stockland	269	733
Suncorp Group Ltd.	144	869
Sydney Airport Corporation Limited	143	599
Tabcorp Holdings Ltd.	224	541
Telstra Corp. Ltd.	470	944
TPG Telecom Limited (b)	45	236
Transurban Group	301	3,060
Treasury Wine Estates Limited	84	541
Vicinity Centres RE Ltd	371	367
Washington H Soul Pattinson & Co. Ltd. (a)	12	198
Wesfarmers Ltd.	126	4,023
Westpac Banking Corporation	399	4,837
Wisetech Global Limited	17	309
Woodside Petroleum Ltd.	105	1,323
Woolworths Group Ltd.	141	3,682
		103,779
Netherlands 4.8%
ABN AMRO Bank N.V. - CVA	49	413
Adyen B.V. (b)	2	3,678
Aegon NV (a)	192	498
Airbus SE (b)	65	4,743
Akzo Nobel N.V.	22	2,181
Altice N.V. (b)	66	318
argenx SE (b)	4	1,136
ASML Holding	47	17,376
CNH Industrial N.V. (b)	114	888
Heineken Holding N.V.	13	984
Heineken NV	29	2,539
ING Groep N.V. (b)	432	3,068
Just Eat Takeaway.Com N.V. (b)	14	1,537
Koninklijke Ahold Delhaize N.V.	123	3,639
Koninklijke DSM N.V.	19	3,149
Koninklijke KPN N.V.	392	922
Koninklijke Philips N.V.	101	4,753
Koninklijke Vopak N.V.	8	440
NN Group N.V.	32	1,217
Prosus N.V. (b)	54	4,969
Randstad NV	14	713
Royal Dutch Shell PLC - Class A	453	5,630
Royal Dutch Shell PLC - Class B	409	4,963
Unibail-Rodamco SE (a)	16	579
Wolters Kluwer NV	30	2,594
		72,927
Sweden 3.3%
Aktiebolaget Electrolux - Class B (a)	24	564
Aktiebolaget Industrivarden - Class C (b)	18	490
Aktiebolaget SKF - Class B	43	885
Aktiebolaget Volvo - Class B (b)	164	3,160
Alfa Laval AB (b)	36	790
Assa Abloy AB - Class B	110	2,579
Atlas Copco Aktiebolag - Class A	75	3,576
Atlas Copco Aktiebolag - Class B	43	1,786
Boliden AB	31	929
Epiroc Aktiebolag - Class A	73	1,061
Epiroc Aktiebolag - Class B	44	606
EQT AB (d)	24	473
Essity Aktiebolag (publ) - Class B (b)	67	2,264
Evolution Gaming Group AB (publ)	14	914
Hennes & Mauritz AB - Class B (a)	88	1,516
Hexagon Aktiebolag - Class B (b)	31	2,347
Husqvarna Aktiebolag - Class B	46	508
ICA Gruppen Aktiebolag (a)	11	556
Investmentaktiebolaget Latour	14	338
Investor AB - Class B	50	3,309
Kinnevik AB	27	1,098
L E Lundbergforetagen AB - Series B (b)	9	447
Lundin Petroleum AB	21	428
NIBE Industrier AB (b)	34	865
Nordea Bank ABP	359	2,737
Sandvik AB (b)	124	2,423
Securitas AB - Class B (b)	34	527
Skandinaviska Enskilda Banken AB - Class A (b)	180	1,598
Skanska AB - Class B	38	807
Svenska Cellulosa Aktiebolaget SCA - Class B (b)	66	948
Svenska Handelsbanken AB - Class A (b)	174	1,459
Swedbank AB - Class A (b)	99	1,556
Swedish Match AB	18	1,479
Tele2 AB - Class B (a)	55	772
Telefonaktiebolaget LM Ericsson - Class B (a)	326	3,568
Telia Co. AB	277	1,138
		50,501
Hong Kong 3.1%
AIA Group Limited	1,338	13,269
ASM Pacific Technology Ltd.	36	366
Bank of East Asia Ltd.	141	261
BOC Hong Kong Holdings Ltd.	418	1,111
Budweiser Brewing Company APAC Limited	189	556
CK Asset Holdings Limited	283	1,388
CK Hutchison Holdings Limited	303	1,833
CK Infrastructure Holdings Limited	71	334
CLP Holdings Ltd.	181	1,691
Dairy Farm International Holdings Ltd.	43	164
Galaxy Entertainment Group Ltd.	240	1,620
Hang Lung Properties Ltd.	226	577
Hang Seng Bank Ltd.	86	1,278
Henderson Land Development Co. Ltd.	167	618
HK Electric Investments Limited	290	299
HKT Trust	431	573
Hong Kong & China Gas Co. Ltd.	1,170	1,681
Hong Kong Exchanges & Clearing Ltd.	133	6,279
Hongkong Land Holdings Ltd.	135	504
Jardine Matheson Holdings Ltd.	25	995
Kerry Properties Ltd.	82	212
Link Real Estate Investment Trust	230	1,878
Melco Resorts & Entertainment Ltd. - ADR	23	380
MicroPort Scientific Corporation (a)	69	276
MTR Corp.	173	860
New World Development Company Limited	173	842

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Pacific Century Premium Developments Limited (b)	54	14
PCCW Ltd.	504	301
Power Assets Holdings Ltd.	152	799
Sino Land Co.	345	405
SJM Holdings Limited	210	250
Sun Hung Kai Properties Ltd.	144	1,851
Swire Pacific Ltd. - Class A (a)	55	269
Swire Properties Limited	128	339
Techtronic Industries Company Limited	152	2,031
WH Group Limited	1,054	863
Wharf Real Estate Investment Company Limited	173	710
		47,677
Denmark 2.5%
A P Moller - Maersk A/S - Class A	—	544
A P Moller - Maersk A/S - Class B	1	1,138
Ambu A/S (a)	17	487
Carlsberg A/S - Class B	11	1,548
Chr. Hansen Holding A/S (a)	12	1,326
Coloplast A/S - Class B	13	2,088
Danske Bank A/S (b)	75	1,016
Demant A/S (a) (b)	12	374
DSV Panalpina A/S	23	3,748
Genmab A/S (b)	7	2,626
GN Store Nord A/S	14	1,040
H Lundbeck A/S	8	275
Novo Nordisk A/S - Class B	191	13,172
Novozymes A/S - Class B	23	1,429
Orsted A/S	21	2,858
Pandora A/S	11	784
Tryg A/S	13	418
Vestas Wind Systems A/S	22	3,507
		38,378
Spain 2.2%
ACS, Actividades de Construccion y Servicios, S.A. (a)	28	634
AENA, S.M.E., S.A. (b)	7	1,035
Amadeus IT Group SA	49	2,719
Banco Bilbao Vizcaya Argentaria SA	737	2,049
Banco Santander, S.A.	1,833	3,426
Bankinter SA	75	322
CaixaBank, S.A.	403	855
Cellnex Telecom, S.A.	35	2,147
Enagas SA	28	644
Endesa SA	35	943
Ferrovial, S.A.	53	1,293
Grifols, S.A. - Class A (a)	34	972
Iberdrola, Sociedad Anonima	660	8,103
Industria de Diseno Textil, S.A.	121	3,366
MAPFRE, S.A.	134	210
Naturgy Energy Group SA	32	643
Red Electrica Corporacion, S.A.	49	913
Repsol SA	156	1,045
Siemens Gamesa Renewable Energy, S.A.	26	701
Telefonica SA (a)	546	1,876
		33,896
Italy 2.0%
Assicurazioni Generali SpA	122	1,720
Atlantia SpA (b)	57	891
Davide Campari-Milano S.p.A.	66	716
DiaSorin S.p.A.	3	534
Enel SpA	904	7,844
ENI SpA	282	2,206
Exor Nederland N.V.	12	643
Ferrari N.V.	14	2,576
Finecobank Banca Fineco SPA (b)	68	939
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	23	256
Intesa Sanpaolo SpA (b)	1,824	3,423
Leonardo S.p.A.	42	247
Mediobanca SpA	69	537
Moncler S.p.A. (b)	21	844
Nexi S.p.A. (b)	40	809
Pirelli & C. S.p.A. (b)	44	188
Poste Italiane - Societa' Per Azioni	60	530
Prysmian S.p.A.	27	774
Recordati Industria Chimica E Farmaceutica S.p.A.	12	594
Snam Rete Gas SpA	224	1,151
Telecom Italia SpA	683	276
Telecom Italia SpA	906	363
Terna – Rete Elettrica Nazionale S.p.A.	155	1,081
UniCredit S.p.A. (b)	235	1,936
		31,078
Singapore 1.1%
Ascendas REIT	333	796
CapitaLand Commercial Trust	301	364
CapitaLand Ltd.	295	588
CapitaMall Trust	300	427
City Developments Ltd.	54	303
DBS Group Holdings Ltd.	199	2,919
Genting Singapore Limited	709	349
Jardine Cycle & Carriage Ltd.	12	160
Keppel Corporation Limited	168	549
Mapletree Commercial Trust Management Ltd. (e)	232	332
Mapletree Logistics Trust Management Ltd.	272	409
Oversea-Chinese Banking Corporation Limited	366	2,271
Singapore Airlines Ltd.	155	397
Singapore Exchange Ltd.	93	628
Singapore Technologies Engineering Ltd.	172	438
Singapore Telecommunications Limited	924	1,440
Suntec Real Estate Investment Trust	215	231
United Overseas Bank Ltd.	132	1,844
UOL Group Ltd.	50	243
Venture Corp. Ltd.	31	435
Wilmar International Limited	220	715
Yangzijiang Shipbuilding (Holdings) Ltd.	285	207
		16,045
Finland 1.0%
Elisa Oyj	16	917
Fortum Oyj	49	992
Kone Corporation - Class B	37	3,288
Neste Oyj	47	2,473
Nokia Oyj (b)	622	2,436
Orion Oyj - Class B	12	550
Sampo Oyj - Class A	52	2,058
Stora Enso Oyj - Class R	64	994
UPM-Kymmene Oyj	59	1,791
Wartsila Oyj	50	390
		15,889
Belgium 0.9%
ageas SA/NV	20	820
Anheuser-Busch InBev	84	4,539
Colruyt SA	6	400
Elia Group	3	313
Galapagos (b)	5	685
Groupe Bruxelles Lambert SA	13	1,136
KBC Groep NV	28	1,382
Proximus	18	320
Sofina	2	435
Solvay SA	8	694
Telenet Group Holding	5	210
UCB SA	14	1,595
Umicore	22	922
		13,451
Ireland 0.8%
CRH Plc	88	3,167
Flutter Entertainment Public Limited Company	17	2,708
James Hardie Industries Public Limited Company - CDI	49	1,176
Kerry Group Plc - Class A	18	2,254
Kingspan Group Plc	17	1,562
Smurfit Kappa Funding Designated Activity Company	25	996
		11,863
Israel 0.6%
Azrieli Group Ltd.	5	223
Bank Hapoalim BM	124	663
Bank Leumi Le-Israel BM	166	732

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Check Point Software Technologies Ltd (b)	13	1,555
CyberArk Software Ltd. (b)	4	455
Elbit Systems Ltd.	3	349
Israel Chemicals Ltd.	77	273
Israel Discount Bank Ltd. - Class A	134	363
Mizrahi Tefahot Bank Ltd.	17	295
Nice Ltd. (b)	7	1,597
Teva Pharmaceutical Industries Ltd - ADR (b)	120	1,083
Wix.Com Ltd. (b)	6	1,432
		9,020
Norway 0.5%
DNB Bank ASA (b)	105	1,453
Equinor ASA	112	1,593
Gjensidige Forsikring ASA	22	453
Mowi ASA	48	858
Norsk Hydro ASA	158	435
Orkla ASA	83	833
Schibsted ASA - Class B (b)	10	412
Telenor ASA	80	1,338
Yara International ASA	19	745
		8,120
New Zealand 0.3%
a2 Milk Co. Ltd. (b)	81	826
Auckland International Airport Limited	134	646
Fisher & Paykel Healthcare Corp.	65	1,425
Mercury NZ Limited	79	266
Meridian Energy Limited	138	454
Ryman Healthcare Ltd.	42	396
Spark New Zealand Ltd.	200	625
		4,638
Portugal 0.2%
Banco Espirito Santo SA (b) (f)	413	—
Energias de Portugal SA	306	1,503
Galp Energia, SGPS, S.A.	54	503
Jeronimo Martins, SGPS, S.A.	30	477
		2,483
Austria 0.2%
Andritz AG	8	249
Erste Group Bank AG	32	669
OMV AG	17	470
Raiffeisen Bank International AG (b)	16	243
Verbund AG	7	399
Voestalpine AG	14	364
		2,394
United States of America 0.1%
AerCap Holdings N.V. (b)	15	373
Jardine Strategic Holdings Ltd.	26	509
Qiagen N.V. (b)	26	1,336
		2,218
Luxembourg 0.1%
ArcelorMittal (a) (b)	81	1,076
SES S.A. - FDR	45	319
Tenaris SA	53	263
		1,658
Macau 0.1%
Sands China Ltd.	267	1,038
Wynn Macau, Limited (b)	171	278
		1,316
China 0.1%
BeiGene, Ltd. - ADR (b)	4	1,230
Malta 0.0%
BGP Holdings PLC (b) (f)	479	—
United Arab Emirates 0.0%
NMC Health PLC (b) (f)	12	—
Total Common Stocks (cost $1,378,777)		1,506,071
PREFERRED STOCKS 0.7%
Germany 0.6%
Bayerische Motoren Werke AG	6	336
Fuchs Petrolub SE	7	378
Henkel AG & Co. KGaA (g)	20	2,062
Porsche Automobil Holding SE (g)	17	1,031
Sartorius AG	4	1,600
Volkswagen AG (g)	21	3,336
		8,743
Switzerland 0.1%
Lindt & Spruengli AG (g)	—	996
Schindler Holding AG (g)	5	1,258
		2,254
Total Preferred Stocks (cost $9,585)		10,997
SHORT TERM INVESTMENTS 4.5%
Securities Lending Collateral 4.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (h)	65,847	65,847
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (h)	1,574	1,574
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (i) (j)	833	833
Total Short Term Investments (cost $68,254)		68,254
Total Investments 103.7% (cost $1,456,616)		1,585,322
Other Derivative Instruments (0.0)%		(156)
Other Assets and Liabilities, Net (3.7)%		(55,996)
Total Net Assets 100.0%		1,529,170

(a) All or a portion of the security was on loan as of September 30, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $473 and 0.0% of the Fund.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Convertible security.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) The coupon rate represents the yield to maturity.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Mellon International Index Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	6,031	—	344	93	144	(1,670)	4,161	0.3

JNL/Mellon International Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mapletree Commercial Trust Management Ltd.	11/26/19	414	332	—

JNL/Mellon International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	79	December 2020	EUR	2,592	(10)	(82)
FTSE 100 Index	17	December 2020	GBP	1,019	(6)	(33)
S&P/ASX 200 Index	8	December 2020	AUD	1,175	(18)	(11)
TOPIX Index	20	December 2020	JPY	326,435	(62)	(13)
					(96)	(139)

JNL/Mellon International Index Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BMO	12/16/20	AUD	773	554	(9)
AUD/USD	BOA	12/16/20	AUD	896	642	(11)
AUD/USD	JPM	12/16/20	AUD	147	105	(2)
EUR/USD	BOA	12/16/20	EUR	2,354	2,763	(21)
EUR/USD	CIT	12/16/20	EUR	331	388	(4)
EUR/USD	HSB	12/16/20	EUR	2,458	2,886	(24)
GBP/USD	BMO	12/16/20	GBP	181	234	(1)
GBP/USD	BOA	12/16/20	GBP	1,034	1,336	(5)
GBP/USD	JPM	12/16/20	GBP	1,212	1,565	(9)
JPY/USD	BOA	12/16/20	JPY	245,213	2,327	(17)
JPY/USD	UBS	12/16/20	JPY	379,889	3,605	22
USD/AUD	BMO	12/16/20	AUD	(377)	(270)	(2)
USD/AUD	BMO	12/16/20	AUD	(404)	(289)	4
USD/AUD	CBA	12/16/20	AUD	(146)	(105)	(2)
USD/AUD	CBA	12/16/20	AUD	(587)	(421)	5
USD/AUD	JPM	12/16/20	AUD	(147)	(105)	2
USD/AUD	RBC	12/16/20	AUD	(148)	(106)	2
USD/EUR	BMO	12/16/20	EUR	(156)	(183)	(1)
USD/EUR	BMO	12/16/20	EUR	(765)	(898)	10
USD/EUR	CBA	12/16/20	EUR	(600)	(705)	(5)
USD/EUR	CBA	12/16/20	EUR	(620)	(727)	6
USD/EUR	RBC	12/16/20	EUR	(448)	(526)	(1)
USD/EUR	RBC	12/16/20	EUR	(1,008)	(1,184)	1
USD/EUR	SCB	12/16/20	EUR	(830)	(975)	14
USD/EUR	SGA	12/16/20	EUR	(479)	(562)	5
USD/GBP	BMO	12/16/20	GBP	(786)	(1,015)	(7)
USD/GBP	BMO	12/16/20	GBP	(58)	(75)	—
USD/GBP	CIT	12/16/20	GBP	(363)	(468)	—
USD/GBP	JPM	12/16/20	GBP	(232)	(301)	(2)
USD/GBP	JPM	12/16/20	GBP	(333)	(430)	3
USD/GBP	RBC	12/16/20	GBP	(244)	(315)	2
USD/GBP	SGA	12/16/20	GBP	(180)	(232)	(2)
USD/JPY	BMO	12/16/20	JPY	(132,658)	(1,259)	(3)
USD/JPY	BMO	12/16/20	JPY	(32,260)	(306)	—
USD/JPY	CBA	12/16/20	JPY	(32,380)	(307)	—
USD/JPY	CIT	12/16/20	JPY	(97,230)	(923)	(1)
USD/JPY	CIT	12/16/20	JPY	(64,900)	(616)	4
USD/JPY	JPM	12/16/20	JPY	(201,942)	(1,916)	(13)
USD/JPY	JPM	12/16/20	JPY	(32,600)	(309)	2
USD/JPY	SGA	12/16/20	JPY	(16,300)	(155)	—
					722	(60)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.2%
Materials 99.1%
AdvanSix Inc. (a)	1	16
Air Products and Chemicals, Inc.	11	3,206
Albemarle Corporation	5	464
Alcoa Corporation (a)	9	103
Allegheny Technologies Incorporated (a)	6	55
Amcor Plc	77	846
American Vanguard Corporation	1	16
Amyris, Inc. (a) (b)	5	14
AptarGroup, Inc.	3	352
Arconic Corporation (a)	5	91
Ashland Global Holdings Inc.	3	189
Avery Dennison Corporation	4	520
Avient Corporation	4	118
Axalta Coating Systems Ltd. (a)	10	229
Balchem Corporation	2	155
Ball Corporation	16	1,321
Berry Global Group, Inc. (a)	6	311
Boise Cascade Company	2	76
Cabot Corp.	3	99
Carpenter Technology Corp.	2	43
Celanese Corp. - Class A	6	620
Century Aluminum Co. (a) (b)	2	17
CF Industries Holdings Inc.	10	318
Chase Corporation	—	37
Clearwater Paper Corporation (a)	1	32
Cleveland-Cliffs Inc. (b)	20	126
Coeur d'Alene Mines Corp. (a)	12	87
Commercial Metals Co.	6	114
Compass Minerals International, Inc.	2	98
Corteva, Inc.	36	1,049
Crown Holdings Inc. (a)	7	506
Domtar Corp.	3	68
Dow Inc.	36	1,699
DuPont de Nemours, Inc.	36	1,985
Eagle Materials Inc.	2	167
Eastman Chemical Co.	7	519
Ecolab Inc.	12	2,484
Element Solutions, Inc. (a)	11	115
Ferro Corporation (a)	4	46
FMC Corporation	6	669
Forterra, Inc. (a)	1	18
Freeport-McMoRan Inc. - Class B	71	1,104
FutureFuel Corp.	1	14
GCP Applied Technologies Inc. (a)	2	47
Graphic Packaging Holding Company	14	193
Greif Inc. - Class A	1	45
Greif Inc. - Class B	—	10
H.B. Fuller Company	2	115
Hawkins Inc.	—	20
Haynes International Inc.	1	10
Hecla Mining Co.	26	132
Huntsman Corp.	10	215
Ingevity Corporation (a)	2	97
Innospec Inc.	1	76
International Flavors & Fragrances Inc.	4	511
International Paper Company	18	737
Kaiser Aluminum Corporation	1	42
Kraton Corporation (a)	2	29
Kronos Worldwide, Inc.	1	14
Linde Public Limited Company	26	6,094
Livent Corporation (a)	7	62
Louisiana-Pacific Corp.	5	162
LyondellBasell Industries N.V. - Class A	13	915
Martin Marietta Materials Inc.	3	715
Materion Corp.	1	49
Mercer International Inc.	2	13
Minera Andes Inc. (a) (b)	16	17
Minerals Technologies Inc.	2	86
MOS Holdings Inc.	17	319
Myers Industries Inc.	1	18
Neenah Inc.	1	30
NewMarket Corp.	—	145
Newmont Corporation	39	2,482
Nucor Corporation	15	659
O-I Glass, Inc.	7	77
Olin Corporation	8	95
Orion Engineered Carbons Finance & Co. S.C.A.	3	39
P.H. Glatfelter Co.	2	31
Packaging Corporation of America	5	505
PPG Industries, Inc.	11	1,404
PQ Group Holdings Inc. (a)	2	19
Quaker Chemical Corp.	1	117
Reliance Steel & Aluminum Co.	3	315
Royal Gold Inc.	3	382
RPM International Inc.	6	524
Schnitzer Steel Industries Inc. - Class A	1	26
Schweitzer-Mauduit International Inc.	1	46
Scotts Miracle-Gro Co. - Class A	2	309
Sealed Air Corporation	8	293
Sensient Technologies Corporation	2	120
Sherwin-Williams Co.	4	2,775
Silgan Holdings Inc.	4	140
Sonoco Products Co.	5	250
Steel Dynamics Inc.	10	292
Stepan Co.	1	108
Summit Materials, Inc. - Class A (a)	6	92
SunCoke Energy, Inc.	4	13
The Chemours Company	8	168
Tredegar Corp.	1	20
Trinseo S.A.	2	40
Tronox Holdings PLC	5	37
U.S. Concrete, Inc. (a)	1	20
United States Lime & Minerals Inc.	—	8
United States Steel Corporation (b)	11	79
Valvoline, Inc.	9	172
Verso Corporation - Class A	1	11
Vulcan Materials Co.	6	873
W. R. Grace & Co.	3	111
Warrior Met Coal, Inc.	3	43
Westlake Chemical Corporation	2	118
Westrock Company, Inc.	13	436
Worthington Industries Inc.	2	78
		44,361
Industrials 0.1%
Ranpak Holdings Corp (a)	1	13
Total Common Stocks (cost $41,867)		44,374
INVESTMENT COMPANIES 0.1%
Vanguard Materials ETF	—	40
Total Investment Companies (cost $41)		40
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	558	558
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	109	109
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	60	60
Total Short Term Investments (cost $727)		727
Total Investments 100.9% (cost $42,635)		45,141
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (0.9)%		(384)
Total Net Assets 100.0%		44,760

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	4	December 2020	278	3	(9)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon MSCI KLD 400 Social Index Fund
COMMON STOCKS 99.4%
Information Technology 30.4%
Accenture Public Limited Company - Class A	4	1,004
Adobe Inc. (a)	3	1,641
Advanced Micro Devices, Inc. (a)	8	664
Analog Devices, Inc.	3	300
ANSYS, Inc. (a)	1	196
Applied Materials, Inc.	6	377
ASGN Incorporated (a)	—	23
Autodesk, Inc. (a)	2	352
Automatic Data Processing, Inc.	3	414
Cadence Design Systems Inc. (a)	2	206
Cisco Systems, Inc.	29	1,156
Citrix Systems Inc.	1	110
Cognex Corp.	1	79
Cognizant Technology Solutions Corp. - Class A	4	266
CommScope Holding Company, Inc. (a)	1	9
Corning Incorporated	5	169
Dell Technology Inc. - Class C (a)	2	114
F5 Networks, Inc. (a)	—	57
Flex Ltd. (a)	3	36
Fortinet, Inc. (a)	1	113
Hewlett Packard Enterprise Company	8	79
HP Inc.	10	191
IHS Markit Ltd.	3	205
Intel Corporation	30	1,527
International Business Machines Corporation	6	748
Intuit Inc.	2	591
Itron Inc. (a)	—	18
Keysight Technologies, Inc. (a)	1	127
Lam Research Corp.	1	332
MasterCard Incorporated - Class A	6	2,098
Microchip Technology Incorporated	2	170
Microsoft Corporation	50	10,524
Motorola Solutions Inc.	1	181
NortonLifelock Inc.	4	79
NVIDIA Corporation	4	2,310
Okta, Inc. - Class A (a)	1	168
Oracle Corporation	14	852
Paycom Software, Inc. (a)	—	106
Paypal Holdings, Inc. (a)	8	1,531
Plantronics Inc.	—	1
Salesforce.Com, Inc. (a)	6	1,574
ServiceNow, Inc. (a)	1	645
Skyworks Solutions, Inc.	1	168
Slack Technologies, Inc. - Class A (a)	3	70
Splunk Inc. (a)	1	207
TE Connectivity Ltd.	2	219
Teradata Corporation (a)	1	18
Texas Instruments Incorporated	6	907
Trimble Inc. (a)	2	81
VMware, Inc. - Class A (a)	1	82
Workday, Inc. - Class A (a)	1	263
Xerox Holdings Corporation	1	22
Zebra Technologies Corp. - Class A (a)	—	91
		33,471
Communication Services 13.5%
Alphabet Inc. - Class A (a)	2	3,050
Alphabet Inc. - Class C (a)	2	3,085
Booking Holdings Inc. (a)	—	491
CenturyLink Inc.	7	66
Discovery, Inc. - Class A (a) (b)	1	25
Discovery, Inc. - Class C (a)	2	43
Electronic Arts Inc. (a)	2	260
Facebook, Inc. - Class A (a)	17	4,377
John Wiley & Sons Inc. - Class A	—	15
Liberty Global PLC - Class A (a)	1	23
Liberty Global PLC - Class C (a)	3	55
New York Times Co. - Class A	1	40
Omnicom Group Inc.	2	77
Scholastic Corp.	—	3
Verizon Communications Inc.	29	1,709
Walt Disney Co.	13	1,557
		14,876
Health Care 10.4%
AbbVie Inc.	12	1,076
ABIOMED, Inc. (a)	—	83
Agilent Technologies, Inc.	2	216
Align Technology, Inc. (a)	1	167
AmerisourceBergen Corporation	1	98
Amgen Inc.	4	1,043
Becton, Dickinson and Company	2	465
Biogen Inc. (a)	1	330
BioMarin Pharmaceutical Inc. (a)	1	93
Bio-Techne Corporation	—	62
Bristol-Myers Squibb Company	16	952
Cardinal Health, Inc.	2	95
Centene Corporation (a)	4	236
Cerner Corp.	2	151
Cigna Holding Company	3	432
Cooper Cos. Inc.	—	122
DaVita Inc. (a)	1	46
Dentsply Sirona Inc.	1	64
Edwards Lifesciences Corporation (a)	4	344
Gilead Sciences, Inc.	9	546
HCA Healthcare, Inc.	2	237
Henry Schein Inc. (a)	1	56
Hologic Inc. (a)	2	116
Humana Inc.	1	384
IDEXX Laboratories, Inc. (a)	1	237
IQVIA Inc. (a)	1	206
Jazz Pharmaceuticals Public Limited Company (a)	—	55
Laboratory Corporation of America Holdings (a)	1	126
Mednax, Inc. (a)	1	12
Merck & Co., Inc.	18	1,458
Mettler-Toledo International Inc. (a)	—	159
Patterson Cos. Inc.	1	16
Quest Diagnostics Incorporated	1	105
ResMed Inc.	1	172
Select Medical Holdings Corporation (a)	1	13
Teladoc Health, Inc. (a) (b)	1	106
Varian Medical Systems, Inc. (a)	1	107
Vertex Pharmaceuticals Incorporated (a)	2	493
Waters Corp. (a)	—	85
West Pharmaceutical Services Inc.	1	142
Zoetis Inc. - Class A	3	549
		11,455
Consumer Discretionary 10.0%
Aptiv PLC	2	173
Aramark	2	46
Autoliv, Inc.	1	39
AutoNation, Inc. (a)	—	23
Best Buy Co., Inc.	2	183
BorgWarner Inc.	1	54
Buckle Inc.	—	3
Callaway Golf Co.	1	16
Capri Holdings Limited (a)	1	21
Carmax Inc. (a)	1	103
Choice Hotels International Inc.	—	24
Columbia Sportswear Co.	—	23
Darden Restaurants Inc.	1	92
Deckers Outdoor Corp. (a)	—	39
Delta Air Lines, Inc.	1	33
Domino's Pizza, Inc.	—	113
Ethan Allen Interiors Inc.	—	1
Foot Locker, Inc.	1	26
GameStop Corp. - Class A (a) (b)	—	2
Gap Inc.	2	30
Garmin Ltd.	1	94
Hanesbrands Inc.	3	40
Harley-Davidson, Inc.	1	26
Hasbro, Inc.	1	75
Hilton Worldwide Holdings Inc.	2	167
Jack in the Box Inc.	—	8
Kohl's Corporation	1	21
La-Z-Boy Inc.	—	9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
LKQ Corporation (a)	2	59
Lowe`s Companies, Inc.	5	872
Marriott International, Inc. - Class A	2	178
Mattel, Inc. (a) (b)	2	28
McDonald's Corporation	5	1,135
Meritage Homes Corporation (a)	—	30
Mohawk Industries Inc. (a)	1	47
Newell Brands Inc.	3	49
NIKE, Inc. - Class B	9	1,086
Nordstrom Inc. (b)	1	7
Office Depot, Inc.	—	4
Pool Corporation	—	93
PVH Corp.	1	33
Royal Caribbean Cruises Ltd.	1	80
Signet Jewelers Limited	—	6
Southwest Airlines Co.	1	35
Stanley Black & Decker, Inc.	1	175
Starbucks Corporation	8	702
Tesla Inc. (a)	5	2,209
The Home Depot, Inc.	7	2,073
Tiffany & Co.	1	91
Tractor Supply Co.	1	118
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	86
Under Armour Inc. - Class A (a)	2	18
Under Armour Inc. - Class C (a)	2	16
Vail Resorts, Inc.	—	56
VF Corp.	2	158
Whirlpool Corporation	—	81
Wolverine World Wide, Inc.	1	20
		11,029
Financials 9.6%
Ally Financial Inc.	3	68
American Express Company	5	480
Ameriprise Financial, Inc.	1	127
Arthur J Gallagher & Co.	1	139
Bank of Hawaii Corporation	—	10
BlackRock, Inc.	1	597
Cathay General Bancorp	—	9
Chubb Limited	3	363
CIT Group Inc.	1	10
Citizens Financial Group Inc.	3	80
CME Group Inc.	3	414
Comerica Inc.	1	34
E*TRADE Financial Corp.	2	79
Equitable Holdings, Inc.	3	52
FactSet Research Systems Inc.	—	85
First Republic Bank	1	125
Franklin Resources Inc.	2	38
Heartland Financial USA, Inc.	—	6
Intercontinental Exchange, Inc.	4	379
International Bancshares Corporation	—	8
Invesco Ltd.	3	29
KeyCorp	6	77
Lincoln National Corporation	1	46
Loews Corp.	2	62
M&T Bank Corporation	1	82
Marsh & McLennan Companies, Inc.	4	404
Moody's Corp.	1	337
New York Community Bancorp Inc.	3	25
Northern Trust Corp.	1	107
Old National Bancorp	1	15
People's United Financial Inc.	3	27
Principal Financial Group, Inc.	2	76
Progressive Corp.	4	388
Prudential Financial Inc.	3	177
Regions Financial Corporation	7	76
S&P Global Inc.	2	601
Signature Bank	—	28
State Street Corporation	3	149
SVB Financial Group (a)	—	88
T. Rowe Price Group, Inc.	2	205
TD Ameritrade Holding Corporation	2	79
The Allstate Corporation	2	205
The Bank of New York Mellon Corporation (c)	6	189
The Charles Schwab Corporation	8	288
The Hartford Financial Services Group, Inc.	3	91
The PNC Financial Services Group, Inc.	3	320
The Travelers Companies, Inc.	2	190
Truist Financial Corporation	9	355
Umpqua Holdings Corp.	1	15
Visa Inc. - Class A	12	2,341
Voya Financial, Inc.	1	45
Western Union Co.	3	66
Willis Towers Watson Public Limited Company	1	182
Zions Bancorp	1	32
		10,500
Industrials 8.2%
3M Company	4	639
ACCO Brands Corporation	—	2
Acuity Brands, Inc.	—	26
AGCO Corporation	1	35
Air Lease Corporation - Class A	1	21
Allegion Public Limited Company	1	61
AMERCO	—	24
AO Smith Corp.	1	51
Applied Industrial Technologies, Inc.	—	15
Arcbest Corporation	—	2
Avis Budget Group, Inc. (a)	—	10
Builders FirstSource, Inc. (a)	1	30
C.H. Robinson Worldwide, Inc.	1	94
Caterpillar Inc.	4	561
Copart Inc. (a)	1	154
CSX Corp.	5	418
Cummins Inc.	1	218
Deere & Company	2	459
Deluxe Corp.	—	5
Dover Corporation	1	112
Eaton Corporation Public Limited Company	3	279
Echo Global Logistics, Inc. (a)	—	2
EMCOR Group, Inc.	—	22
Expeditors International of Washington Inc.	1	104
Exponent, Inc.	—	25
Fastenal Co.	4	175
Flowserve Corporation	1	25
Fortive Corporation	2	156
Fortune Brands Home & Security, Inc.	1	82
Graco Inc.	1	76
Granite Construction Incorporated (b)	—	3
H&E Equipment Services, Inc.	—	3
HD Supply Holdings, Inc (a)	1	45
Heidrick & Struggles International Inc.	—	1
HNI Corp.	—	8
ICF International, Inc.	—	7
Illinois Tool Works Inc.	2	425
Interface Inc.	—	1
Johnson Controls International Public Limited Company	5	207
Kansas City Southern	1	115
Kelly Services Inc. - Class A	—	3
Knoll Inc.	—	2
Lennox International Inc.	—	65
Lincoln Electric Holdings Inc.	—	37
ManpowerGroup Inc.	—	31
Masco Corporation	2	105
Meritor, Inc. (a)	1	14
Middleby Corp. (a)	—	33
Norfolk Southern Corporation	2	379
Owens Corning Inc.	1	52
PACCAR Inc.	2	206
Parker-Hannifin Corporation	1	176
Quanta Services, Inc.	1	49
Resources Connection, Inc.	—	1
Robert Half International Inc.	1	39
Rockwell Automation Inc.	1	180
Roper Technologies, Inc.	1	282
Ryder System, Inc.	—	18
Sensata Technologies Holding PLC (a)	1	51
Snap-On Inc.	—	49
Spirit Aerosystems Holdings Inc. - Class A	1	19

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Steelcase Inc. - Class A	1	5
Tennant Co.	—	4
Tetra Tech, Inc.	—	34
Timken Co.	1	28
Trane Technologies Public Limited Company	2	205
TransUnion	1	115
TrueBlue, Inc. (a)	—	3
Union Pacific Corporation	5	932
United Parcel Service Inc. - Class B	5	810
United Rentals Inc. (a)	1	89
W. W. Grainger, Inc.	—	117
Wabtec Corp.	1	80
Xylem Inc.	1	101
		9,012
Consumer Staples 7.9%
Archer-Daniels-Midland Company	4	176
Bunge Limited	1	50
Campbell Soup Company	1	62
Colgate-Palmolive Co.	6	434
Darling Ingredients Inc. (a)	1	41
Estee Lauder Cos. Inc. - Class A	2	341
General Mills, Inc.	4	257
Hain Celestial Group Inc. (a)	1	19
Hormel Foods Corp.	2	99
Ingredion Inc.	1	37
JM Smucker Co.	1	88
Kellogg Co.	2	113
Kimberly-Clark Corporation	2	345
Kraft Heinz Foods Company	5	142
Lamb Weston Holdings Inc.	1	67
McCormick & Co. Inc.	1	167
Mondelez International, Inc. - Class A	10	572
PepsiCo, Inc.	10	1,337
Procter & Gamble Co.	17	2,388
Sysco Corp.	3	209
The Clorox Company	1	184
The Coca-Cola Company	28	1,403
The Kroger Co.	6	189
United Natural Foods Inc. (a)	1	7
		8,727
Real Estate 3.2%
American Tower Corporation	3	747
AvalonBay Communities, Inc.	1	142
Boston Properties Inc.	1	78
CBRE Group, Inc. - Class A (a)	2	107
Corporate Office Properties Trust	1	20
Digital Realty Trust Inc.	2	275
Duke Realty Corp.	3	92
Equinix, Inc.	1	464
Equity Residential	3	133
Federal Realty Investment Trust	—	34
Healthpeak Properties, Inc.	4	99
Host Hotels & Resorts, Inc.	5	54
Iron Mountain Incorporated (b)	2	50
Jones Lang LaSalle Incorporated (b)	—	33
Macerich Co. (b)	1	4
PotlatchDeltic Corp.	1	20
ProLogis Inc.	5	519
Realogy Holdings Corp. (a) (b)	1	7
SBA Communications Corporation	1	249
Simon Property Group, Inc.	2	139
UDR, Inc.	2	68
Vornado Realty Trust	1	42
Weyerhaeuser Company	5	145
		3,521
Materials 3.1%
Air Products and Chemicals, Inc.	2	458
Albemarle Corporation	1	66
Amcor Plc	11	118
Avery Dennison Corporation	1	75
Axalta Coating Systems Ltd. (a)	1	30
Ball Corporation	2	190
Compass Minerals International, Inc.	—	12
Domtar Corp.	—	8
Ecolab Inc.	2	353
H.B. Fuller Company	—	16
International Flavors & Fragrances Inc.	1	72
Linde Public Limited Company	4	873
Minerals Technologies Inc.	—	18
MOS Holdings Inc.	2	42
Newmont Corporation	6	350
Nucor Corporation	2	90
PPG Industries, Inc.	2	204
Schnitzer Steel Industries Inc. - Class A	—	1
Sealed Air Corporation	1	44
Sherwin-Williams Co.	1	392
Sonoco Products Co.	1	33
		3,445
Utilities 1.8%
Alliant Energy Corporation	2	89
American Water Works Company, Inc.	1	177
Atmos Energy Corporation	1	85
Avista Corporation	—	14
CenterPoint Energy, Inc.	4	69
CMS Energy Corp.	2	119
Consolidated Edison, Inc.	2	183
Essential Utilities, Inc.	2	62
Eversource Energy	2	200
FirstEnergy Corp.	4	110
MDU Resources Group Inc.	1	29
New Jersey Resources Corp.	1	19
NiSource Inc.	3	59
Northwest Natural Holding Company	—	8
OGE Energy Corp.	2	46
Ormat Technologies Inc.	—	22
PPL Corporation	5	145
Sempra Energy	2	242
The AES Corporation	4	80
UGI Corp.	2	52
WEC Energy Group Inc.	2	211
		2,021
Energy 1.3%
Apache Corporation	2	22
Baker Hughes, a GE Company, LLC - Class A	4	57
Cheniere Energy, Inc. (a)	2	76
ConocoPhillips	8	248
Core Laboratories N.V.	—	4
Devon Energy Corporation	2	23
EQT Corporation	2	25
Hess Corporation	2	74
Marathon Oil Corporation	5	20
Marathon Petroleum Corporation	4	131
National Oilwell Varco, Inc.	2	22
Noble Energy, Inc.	3	30
Occidental Petroleum Corporation	6	61
ONEOK, Inc.	3	76
Phillips 66	3	159
Pioneer Natural Resources Co.	1	97
Schlumberger Ltd.	9	146
Southwestern Energy Co. (a)	4	10
TechnipFMC PLC	3	19
Valero Energy Corporation	3	126
		1,426
Total Common Stocks (cost $94,471)		109,483
INVESTMENT COMPANIES 0.1%
iShares MSCI KLD 400 Social ETF	1	76
Total Investment Companies (cost $76)		76
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	473	473
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	175	175

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	44	44
Total Short Term Investments (cost $692)		692
Total Investments 100.1% (cost $95,239)		110,251
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (0.1)%		(154)
Total Net Assets 100.0%		110,100

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon MSCI KLD 400 Social Index Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	197	82	18	4	(7)	(65)	189	0.2

JNL/Mellon MSCI KLD 400 Social Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	3	December 2020	506	3	(3)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon MSCI World Index Fund
COMMON STOCKS 99.1%
United States of America 64.3%
3M Company	4	679
Abbott Laboratories	13	1,416
AbbVie Inc.	13	1,142
ABIOMED, Inc. (a)	—	94
Activision Blizzard, Inc.	6	461
Adobe Inc. (a)	4	1,733
Advance Auto Parts, Inc.	1	79
Advanced Micro Devices, Inc. (a)	9	703
AerCap Holdings N.V. (a)	1	25
AFLAC Incorporated	5	183
Agilent Technologies, Inc.	2	229
AGNC Investment Corp.	4	61
Air Products and Chemicals, Inc.	2	483
Akamai Technologies, Inc. (a)	1	136
Albemarle Corporation	1	75
Alexandria Real Estate Equities, Inc.	1	143
Alexion Pharmaceuticals, Inc. (a)	2	186
Align Technology, Inc. (a)	1	177
Alleghany Corporation	—	59
Alliant Energy Corporation	2	92
Ally Financial Inc.	3	67
Alnylam Pharmaceuticals, Inc. (a)	1	127
Alphabet Inc. - Class A (a)	2	3,227
Alphabet Inc. - Class C (a)	2	3,264
Altice USA, Inc. - Class A (a)	2	60
Altria Group, Inc.	14	529
Amazon.com, Inc. (a)	3	9,805
AMERCO	—	22
Ameren Corporation	2	149
American Electric Power Company, Inc.	4	295
American Express Company	5	507
American Financial Group, Inc.	1	35
American International Group, Inc.	6	176
American Tower Corporation	3	789
American Water Works Company, Inc.	1	194
Ameriprise Financial, Inc.	1	140
AmerisourceBergen Corporation	1	106
AMETEK, Inc.	2	170
Amgen Inc.	4	1,096
Amphenol Corporation - Class A	2	239
Analog Devices, Inc.	3	320
Annaly Capital Management, Inc.	10	74
ANSYS, Inc. (a)	1	208
Anthem, Inc.	2	499
AO Smith Corp.	1	52
Apollo Global Management, Inc.	1	49
Apple Inc.	127	14,749
Applied Materials, Inc.	7	404
Aptiv PLC	2	175
Aramark	2	49
Archer-Daniels-Midland Company	4	189
Arista Networks, Inc. (a)	—	84
Arrow Electronics, Inc. (a)	1	45
Arthur J Gallagher & Co.	1	152
Assurant, Inc.	—	51
AT&T Inc.	52	1,490
Athene Holding Ltd - Class A (a)	1	33
Atmos Energy Corporation	1	85
Autodesk, Inc. (a)	2	369
Autoliv, Inc.	1	47
Automatic Data Processing, Inc.	3	443
AutoZone, Inc. (a)	—	200
Avalara, Inc.	—	59
AvalonBay Communities, Inc.	1	152
Avantor, Inc. (a)	3	61
Avery Dennison Corporation	1	80
Axalta Coating Systems Ltd. (a)	2	38
Baker Hughes, a GE Company, LLC - Class A	5	66
Ball Corporation	2	200
Bank of America Corporation	57	1,379
Bausch Health Companies Inc. (a)	3	40
Baxter International Inc.	4	303
Becton, Dickinson and Company	2	489
Berkshire Hathaway Inc. - Class B (a)	10	2,180
Best Buy Co., Inc.	2	191
Biogen Inc. (a)	1	337
BioMarin Pharmaceutical Inc. (a)	1	105
Bio-Rad Laboratories, Inc. - Class A (a)	—	89
Black Knight, Inc. (a)	1	100
BlackRock, Inc.	1	628
Booking Holdings Inc. (a)	—	518
Booz Allen Hamilton Holding Corporation - Class A	1	81
BorgWarner Inc.	2	63
Boston Properties Inc.	1	91
Boston Scientific Corporation (a)	10	399
Bristol-Myers Squibb Company	17	1,004
Broadcom Inc.	3	1,067
Broadridge Financial Solutions, Inc.	1	110
Brown & Brown Inc.	2	84
Brown-Forman Corp. - Class B	2	170
Bunge Limited	1	45
Burlington Stores Inc. (a)	1	104
C.H. Robinson Worldwide, Inc.	1	104
Cable One, Inc.	—	55
Cabot Oil & Gas Corp.	3	53
Cadence Design Systems Inc. (a)	2	224
Camden Property Trust	1	65
Campbell Soup Company	1	60
Capital One Financial Corporation	3	242
Cardinal Health, Inc.	2	106
Carmax Inc. (a)	1	111
Carrier Global Corporation	6	185
Catalent Inc. (a)	1	84
Caterpillar Inc.	4	590
Cboe Global Markets, Inc.	1	68
CBRE Group, Inc. - Class A (a)	3	119
CDK Global, Inc.	1	41
CDW Corp.	1	122
Celanese Corp. - Class A	1	98
Centene Corporation (a)	4	251
CenterPoint Energy, Inc.	4	73
CenturyLink Inc.	7	72
Cerner Corp.	2	166
CF Industries Holdings Inc.	2	50
Charter Communications, Inc. - Class A (a)	1	661
Cheniere Energy, Inc. (a)	2	81
Chevron Corporation	14	985
Chipotle Mexican Grill Inc. (a)	—	246
Chubb Limited	3	386
Church & Dwight Co. Inc.	2	172
Cigna Holding Company	3	457
Cincinnati Financial Corporation	1	87
Cintas Corp.	1	216
Cisco Systems, Inc.	31	1,219
Citigroup Inc.	15	657
Citizens Financial Group Inc.	3	83
Citrix Systems Inc.	1	123
CME Group Inc.	3	441
CMS Energy Corp.	2	133
Cognex Corp.	1	88
Cognizant Technology Solutions Corp. - Class A	4	273
Colgate-Palmolive Co.	6	461
Comcast Corporation - Class A	34	1,552
Comerica Inc.	1	38
ConAgra Brands Inc.	4	125
Concho Resources Inc.	2	68
ConocoPhillips	8	256
Consolidated Edison, Inc.	2	192
Constellation Brands, Inc. - Class A	1	234
Cooper Cos. Inc.	—	121
Copart Inc. (a)	2	162
Corning Incorporated	6	182
Corteva, Inc.	5	158
CoStar Group, Inc. (a)	—	245
Costco Wholesale Corporation	3	1,149
Coupa Software Incorporated (a)	—	129

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
CrowdStrike Holdings, Inc. - Class A (a)	1	128
Crown Castle International Corp.	3	513
Crown Holdings Inc. (a)	1	73
CSX Corp.	6	441
Cummins Inc.	1	231
CVS Health Corporation	10	565
D.R. Horton, Inc.	3	192
Danaher Corporation	5	1,009
Darden Restaurants Inc.	1	99
Datadog, Inc. - Class A (a)	1	90
DaVita Inc. (a)	1	57
Deere & Company	2	485
Dell Technology Inc. - Class C (a)	2	118
Delta Air Lines, Inc.	1	39
Dentsply Sirona Inc.	2	73
DexCom Inc. (a)	1	281
Diamondback Energy, Inc.	1	34
Digital Realty Trust Inc.	2	285
Discover Financial Services	2	130
Discovery, Inc. - Class A (a) (b)	1	31
Discovery, Inc. - Class C (a)	3	51
Dish Network Corporation - Class A (a)	2	49
DocuSign, Inc. (a)	1	262
Dollar General Corporation	2	385
Dollar Tree Inc. (a)	2	158
Dominion Energy, Inc.	6	490
Domino's Pizza, Inc.	—	121
Dover Corporation	1	112
Dow Inc.	5	257
Dropbox, Inc. - Class A (a)	2	35
DTE Energy Company	1	160
Duke Energy Corporation	5	481
Duke Realty Corp.	3	99
DuPont de Nemours, Inc.	5	302
Dynatrace Holdings LLC (a)	1	49
E*TRADE Financial Corp.	2	85
East West Bancorp, Inc.	1	33
Eastman Chemical Co.	1	80
Eaton Corporation Public Limited Company	3	304
eBay Inc.	5	266
Ecolab Inc.	2	372
Edison International	3	140
Edwards Lifesciences Corporation (a)	5	368
Elanco Animal Health (a)	3	85
Electronic Arts Inc. (a)	2	274
Eli Lilly & Co.	6	940
Emerson Electric Co.	4	291
Entergy Corporation	1	147
EOG Resources, Inc.	4	155
EPAM Systems, Inc. (a)	—	130
Equifax Inc.	1	138
Equinix, Inc.	1	481
Equitable Holdings, Inc.	3	59
Equity Lifestyle Properties, Inc.	1	82
Equity Residential	3	140
Erie Indemnity Company - Class A	—	35
Essential Utilities, Inc.	2	67
Essex Property Trust Inc.	—	97
Estee Lauder Cos. Inc. - Class A	2	356
Everest Re Group, Ltd.	—	56
Evergy, Inc.	2	89
Eversource Energy	2	203
Exact Sciences Corporation (a)	1	118
Exelon Corporation	7	253
Expedia Group, Inc.	1	95
Expeditors International of Washington Inc.	1	108
Extra Space Storage Inc.	1	106
Exxon Mobil Corporation	31	1,064
F5 Networks, Inc. (a)	—	59
Facebook, Inc. - Class A (a)	18	4,624
FactSet Research Systems Inc.	—	92
Fair Isaac Corporation (a)	—	78
Fastenal Co.	4	191
Federal Realty Investment Trust	1	38
FedEx Corporation	2	458
Fidelity National Financial, Inc.	2	67
Fidelity National Information Services, Inc.	5	673
Fifth Third Bancorp	5	116
First Republic Bank	1	140
FirstEnergy Corp.	4	116
Fiserv, Inc. (a)	4	428
FleetCor Technologies Inc. (a)	1	150
FLIR Systems Inc.	1	38
FMC Corporation	1	102
Ford Motor Company	29	191
Fortinet, Inc. (a)	1	121
Fortive Corporation	2	170
Fortune Brands Home & Security, Inc.	1	87
Fox Corporation - Class A	3	74
Fox Corporation - Class B	1	35
Franklin Resources Inc.	2	43
Freeport-McMoRan Inc. - Class B	11	167
Gartner Inc. (a)	1	81
General Dynamics Corporation	2	251
General Electric Company	65	403
General Mills, Inc.	4	272
General Motors Company	10	282
Genuine Parts Co.	1	105
Gilead Sciences, Inc.	9	580
Global Payments Inc.	2	394
Globe Life Inc.	1	58
GoDaddy Inc. - Class A (a)	1	90
Guidewire Software, Inc. (a)	1	66
Halliburton Company	6	77
Hasbro, Inc.	1	84
HCA Healthcare, Inc.	2	251
HD Supply Holdings, Inc (a)	1	48
Healthpeak Properties, Inc.	4	100
HEICO Corp.	—	29
HEICO Corp. - Class A	1	45
Henry Schein Inc. (a)	1	65
Hershey Co.	1	156
Hess Corporation	2	82
Hewlett Packard Enterprise Company	10	93
Hilton Worldwide Holdings Inc.	2	175
Hologic Inc. (a)	2	127
Honeywell International Inc.	5	846
Hormel Foods Corp.	2	110
Host Hotels & Resorts, Inc.	5	58
Howmet Aerospace Inc.	3	53
HP Inc.	11	204
Humana Inc.	1	399
Huntington Bancshares Incorporated	8	72
Huntington Ingalls Industries Inc.	—	43
IDEX Corporation	1	105
IDEXX Laboratories, Inc. (a)	1	249
Illinois Tool Works Inc.	2	446
Illumina, Inc. (a)	1	331
Incyte Corporation (a)	1	123
Ingersoll Rand Inc. (a)	3	90
Ingredion Inc.	1	41
Insulet Corporation (a)	—	112
Intel Corporation	31	1,608
Intercontinental Exchange, Inc.	4	400
International Business Machines Corporation	7	797
International Flavors & Fragrances Inc.	1	80
International Paper Company	3	115
Interpublic Group of Cos. Inc.	3	48
Intuit Inc.	2	630
Intuitive Surgical, Inc. (a)	1	610
Invesco Ltd.	3	35
Invitation Homes Inc.	4	111
Ionis Pharmaceuticals Inc. (a)	1	49
IPG Photonics Corporation (a)	—	45
IQVIA Inc. (a)	1	218
Iron Mountain Incorporated	2	61
Jack Henry & Associates Inc.	1	90
Jacobs Engineering Group Inc.	1	93
Jardine Strategic Holdings Ltd.	2	36
Jazz Pharmaceuticals Public Limited Company (a)	—	59

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JB Hunt Transport Services Inc.	1	81
JM Smucker Co.	1	95
Johnson & Johnson	19	2,879
Johnson Controls International Public Limited Company	6	226
Jones Lang LaSalle Incorporated	—	39
JPMorgan Chase & Co.	22	2,153
Juniper Networks, Inc.	2	54
K.K.R. Co., Inc.	4	127
Kansas City Southern	1	127
Kellogg Co.	2	122
Keurig Dr Pepper Inc.	2	61
KeyCorp	7	89
Keysight Technologies, Inc. (a)	1	132
Kimberly-Clark Corporation	3	371
Kinder Morgan, Inc.	15	187
KLA-Tencor Corp.	1	218
Knight-Swift Transportation Holdings Inc. - Class A	1	40
Kraft Heinz Foods Company	5	150
L3Harris Technologies, Inc.	2	267
Laboratory Corporation of America Holdings (a)	1	140
Lam Research Corp.	1	351
Lamb Weston Holdings Inc.	1	70
Las Vegas Sands Corp.	3	119
Lear Corporation	—	46
Leidos Holdings Inc.	1	92
Lennar Corporation - Class A	2	164
Lennox International Inc.	—	66
Liberty Broadband Corp. - Class A (a)	—	22
Liberty Broadband Corp. - Class C (a)	1	117
Liberty Media Corporation - Class C (a)	1	52
Liberty SiriusXM Group - Class A (a)	1	22
Liberty SiriusXM Group - Class C (a)	1	40
Lincoln National Corporation	1	46
Live Nation Entertainment, Inc. (a)	1	66
LKQ Corporation (a)	2	59
Lockheed Martin Corporation	2	708
Loews Corp.	2	62
Lowe`s Companies, Inc.	6	917
M&T Bank Corporation	1	89
Marathon Petroleum Corporation	5	138
Markel Corporation (a)	—	98
MarketAxess Holdings Inc.	—	134
Marriott International, Inc. - Class A	2	187
Marsh & McLennan Companies, Inc.	4	428
Martin Marietta Materials Inc.	—	112
Marvell Technology Group Ltd	5	191
Masco Corporation	2	111
Masimo Corp. (a)	—	76
MasterCard Incorporated - Class A	7	2,218
Match Group Holdings II, LLC (a)	2	187
Match Group, Inc. (a)	1	73
Maxim Integrated Products, Inc.	2	134
McCormick & Co. Inc.	1	176
McDonald's Corporation	5	1,196
McKesson Corporation	1	178
Medical Properties Trust, Inc.	4	70
Merck & Co., Inc.	19	1,536
MetLife, Inc.	6	208
Mettler-Toledo International Inc. (a)	—	170
MGM Resorts International	3	72
Microchip Technology Incorporated	2	188
Micron Technology, Inc. (a)	8	389
Microsoft Corporation	53	11,130
Mid-America Apartment Communities, Inc.	1	96
Moderna, Inc. (a)	2	136
Mohawk Industries Inc. (a)	—	47
Molina Healthcare, Inc. (a)	—	70
Molson Coors Beverage Company - Class B	1	48
Mondelez International, Inc. - Class A	11	606
MongoDB, Inc. - Class A (a)	—	72
Monster Beverage 1990 Corporation (a)	3	230
Moody's Corp.	1	357
Morgan Stanley	9	417
MOS Holdings Inc.	3	46
Motorola Solutions Inc.	1	200
MSCI Inc.	1	224
Mylan Holdings Ltd. (a)	4	61
NASDAQ Inc.	1	107
National Oilwell Varco, Inc.	3	30
National Retail Properties, Inc.	1	46
NetApp, Inc.	2	76
Netflix, Inc. (a)	3	1,620
Neurocrine Biosciences, Inc. (a)	1	65
Newell Brands Inc.	3	54
Newmont Corporation	6	376
News Corporation - Class A	3	40
NextEra Energy, Inc.	4	1,001
Nielsen Holdings plc	2	35
NIKE, Inc. - Class B	9	1,141
NiSource Inc.	3	67
Nordson Corp.	—	66
Norfolk Southern Corporation	2	405
Northern Trust Corp.	1	112
Northrop Grumman Systems Corp.	1	369
NortonLifelock Inc.	4	83
NRG Energy, Inc.	2	58
Nucor Corporation	2	103
NVIDIA Corporation	5	2,446
NVR, Inc. (a)	—	110
Occidental Petroleum Corporation	7	70
OGE Energy Corp.	2	48
Okta, Inc. - Class A (a)	1	183
Old Dominion Freight Line Inc.	1	127
Omega Healthcare Investors, Inc.	2	50
Omnicom Group Inc.	2	82
On Semiconductor Corporation (a)	3	66
ONEOK, Inc.	3	80
Oracle Corporation	15	896
O'Reilly Automotive, Inc. (a)	1	249
Otis Worldwide Corporation	3	190
Owens Corning Inc.	1	56
PACCAR Inc.	3	219
Pacific Gas And Electric Company (a)	6	52
Packaging Corporation of America	1	74
Palo Alto Networks, Inc. (a)	1	176
Parker-Hannifin Corporation	1	194
Paychex Inc.	2	187
Paycom Software, Inc. (a)	—	111
Paypal Holdings, Inc. (a)	8	1,612
Peloton Interactive, Inc. (a)	1	101
People's United Financial Inc.	3	32
PepsiCo, Inc.	10	1,410
PerkinElmer Inc.	1	100
Perrigo Company Public Limited Company	1	44
Pfizer Inc.	41	1,499
Philip Morris International Inc.	11	860
Phillips 66	3	164
Pinnacle West Capital Corp.	1	60
Pinterest, Inc. - Class A (a)	3	112
Pioneer Natural Resources Co.	1	108
PPG Industries, Inc.	2	213
PPL Corporation	6	158
Principal Financial Group, Inc.	2	85
Procter & Gamble Co.	18	2,525
Progressive Corp.	4	404
ProLogis Inc.	5	551
Prudential Financial Inc.	3	187
PTC Inc. (a)	1	68
Public Service Enterprise Group Inc.	4	204
Public Storage	1	255
Pulte Homes Inc.	2	96
Qiagen N.V. (a)	2	85
Qorvo, Inc. (a)	1	110
Qualcomm Incorporated	8	970
Quest Diagnostics Incorporated	1	117
Ralph Lauren Corp. - Class A	—	21
Raymond James Financial Inc.	1	68
Raytheon BBN Technologies Corp.	11	637
Realty Income Corporation	2	151

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Regency Centers Corp.	1	46
Regeneron Pharmaceuticals, Inc. (a)	1	402
Regions Financial Corporation	7	85
Reinsurance Group of America, Incorporated	—	47
Republic Services Inc.	2	150
ResMed Inc.	1	182
RingCentral, Inc. - Class A (a)	1	148
Robert Half International Inc.	1	48
Rockwell Automation Inc.	1	188
Roku Inc. - Class A (a)	1	124
Rollins Inc.	1	59
Roper Technologies, Inc.	1	300
Ross Stores Inc.	3	241
Royal Caribbean Cruises Ltd.	1	82
RPM International Inc.	1	83
S&P Global Inc.	2	635
Salesforce.Com, Inc. (a)	7	1,640
Sarepta Therapeutics, Inc. (a)	1	81
SBA Communications Corporation	1	258
Schlumberger Ltd.	10	161
Sealed Air Corporation	1	49
Seattle Genetics Inc. (a)	1	177
SEI Investments Co.	1	46
Sempra Energy	2	259
Sensata Technologies Holding PLC (a)	1	55
ServiceNow, Inc. (a)	1	678
Sherwin-Williams Co.	1	415
Signature Bank	—	35
Simon Property Group, Inc.	2	147
Sirius XM Holdings Inc.	8	46
Skyworks Solutions, Inc.	1	181
Slack Technologies, Inc. - Class A (a)	3	69
Snap Inc. - Class A (a)	6	169
Snap-On Inc.	—	54
Snowflake Inc. - Class A (a)	—	35
Southwest Airlines Co.	1	43
Splunk Inc. (a)	1	216
Square, Inc. - Class A (a)	3	426
SS&C Technologies Holdings, Inc.	2	105
Stanley Black & Decker, Inc.	1	188
Starbucks Corporation	9	735
State Street Corporation	3	157
Steel Dynamics Inc.	2	44
Steris Limited	1	107
Stryker Corporation	2	521
Sun Communities Inc.	1	99
SVB Financial Group (a)	—	90
Synchrony Financial	4	103
Synopsys Inc. (a)	1	238
Sysco Corp.	4	223
T. Rowe Price Group, Inc.	2	217
Take-Two Interactive Software Inc. (a)	1	144
Target Corporation	4	583
TD Ameritrade Holding Corporation	2	77
Teladoc Health, Inc. (a) (b)	—	109
Teledyne Technologies Inc. (a)	—	87
Teleflex Incorporated	—	114
Teradyne Inc.	1	94
Tesla Inc. (a)	5	2,336
Texas Instruments Incorporated	7	960
Textron Inc.	2	61
The AES Corporation	5	86
The Allstate Corporation	2	220
The Bank of New York Mellon Corporation (c)	6	202
The Blackstone Group Inc.	5	261
The Boeing Company	4	656
The Carlyle Group, Inc.	1	22
The Charles Schwab Corporation	9	310
The Clorox Company	1	194
The Coca-Cola Company	30	1,477
The Goldman Sachs Group, Inc.	2	487
The Hartford Financial Services Group, Inc.	3	98
The Home Depot, Inc.	8	2,192
The Kroger Co.	6	193
The PNC Financial Services Group, Inc.	3	340
The Southern Company	8	418
The Trade Desk, Inc. - Class A (a)	—	149
The Travelers Companies, Inc.	2	198
The Williams Companies, Inc.	9	175
Thermo Fisher Scientific Inc.	3	1,279
Tiffany & Co.	1	95
TJX Cos. Inc.	9	487
T-Mobile USA, Inc. (a)	4	461
Tractor Supply Co.	1	119
Tradeweb Markets Inc. - Class A	1	30
Trane Technologies Public Limited Company	2	216
TransDigm Group Inc.	—	181
TransUnion	1	118
Trimble Inc. (a)	2	91
Truist Financial Corporation	10	375
Twilio Inc. - Class A (a)	1	217
Twitter, Inc. (a)	6	259
Tyler Technologies Inc. (a)	—	105
Tyson Foods Inc. - Class A	2	129
U.S. Bancorp	10	361
Uber Technologies, Inc. (a)	7	251
UDR, Inc.	2	72
UGI Corp.	2	54
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	86
Union Pacific Corporation	5	979
United Parcel Service Inc. - Class B	5	859
United Rentals Inc. (a)	1	90
UnitedHealth Group Incorporated	7	2,170
Universal Health Services Inc. - Class B	1	65
Vail Resorts, Inc.	—	61
Valero Energy Corporation	3	130
Varian Medical Systems, Inc. (a)	1	113
Veeva Systems Inc. - Class A (a)	1	274
Ventas, Inc.	3	115
VEREIT, Inc.	8	50
VeriSign, Inc. (a)	1	158
Verisk Analytics, Inc.	1	211
Verizon Communications Inc.	30	1,806
Vertex Pharmaceuticals Incorporated (a)	2	519
VF Corp.	2	173
ViacomCBS Inc. - Class B	4	116
VICI Properties Inc.	4	83
Visa Inc. - Class A	12	2,476
Vistra Energy Corp.	3	61
VMware, Inc. - Class A (a)	1	90
Vornado Realty Trust	1	38
Voya Financial, Inc.	1	48
Vulcan Materials Co.	1	137
W. R. Berkley Corporation	1	68
W. W. Grainger, Inc.	—	121
W.P. Carey Inc.	1	85
Wabtec Corp.	1	81
Walgreens Boots Alliance, Inc.	5	194
Walmart Inc.	10	1,454
Walt Disney Co.	13	1,644
Waste Connections, Inc.	2	206
Waste Management, Inc.	3	353
Waters Corp. (a)	—	88
Wayfair Inc. - Class A (a)	—	139
WEC Energy Group Inc.	2	227
Wells Fargo & Company	29	675
Welltower Inc.	3	171
West Pharmaceutical Services Inc.	1	148
Western Digital Corporation	2	81
Western Union Co.	3	68
Westrock Company, Inc.	2	67
Weyerhaeuser Company	5	154
Whirlpool Corporation	—	87
Workday, Inc. - Class A (a)	1	273
Wynn Resorts Ltd.	1	55
Xcel Energy Inc.	4	270
Xilinx, Inc.	2	183
XPO Logistics, Inc. (a)	1	58
Xylem Inc.	1	110
Yum! Brands, Inc.	2	203

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Zebra Technologies Corp. - Class A (a)	—	99
Zillow Group, Inc. - Class C (a)	1	96
Zimmer Biomet Holdings, Inc.	2	207
Zions Bancorp	1	34
Zoetis Inc. - Class A	4	582
Zoom Video Communications, Inc. - Class A (a)	1	499
Zscaler, Inc. (a)	—	52
		214,086
Japan 7.8%
ABC-Mart Inc.	—	16
Acom Co. Ltd. (b)	4	16
Advantest Corporation	2	73
AEON Co. Ltd.	5	132
AEON Mall Co. Ltd.	1	10
Air Water Inc.	1	19
Aisin Seiki Co. Ltd.	1	41
Ajinomoto Co. Inc.	3	66
Alfresa Holdings Corp.	1	28
All Nippon Airways Co. Ltd. (a)	1	23
Amada Co. Ltd.	2	22
Aozora Bank, Ltd. (b)	1	18
Asahi Breweries Ltd.	3	98
Asahi Glass Co. Ltd.	1	38
Asahi Intecc Co., Ltd.	2	50
Asahi Kasei Corp.	10	85
Astellas Pharma Inc.	14	209
Bandai Namco Holdings Inc.	2	110
Bank of Kyoto Ltd.	1	24
Benesse Holdings Inc.	—	10
Bridgestone Corp.	4	120
Brother Industries Ltd.	2	27
Calbee,Inc.	1	23
Canon Inc.	7	119
Casio Computer Co. Ltd. (b)	1	23
Central Japan Railway Co.	1	143
China Bank Ltd.	3	18
Chubu Electric Power Co. Inc.	5	62
Chugai Pharmaceutical Co. Ltd.	5	220
Chugoku Electric Power Co. Inc. (b)	2	25
Coca-Cola Bottlers Japan Holdings Inc. (b)	1	18
Concordia Financial Group, Ltd. (b)	7	24
COSMOS Pharmaceutical Corporation	—	17
CyberAgent Inc.	1	49
Dai Nippon Printing Co. Ltd.	2	36
Daicel Corp. (b)	2	12
Daifuke Co. Ltd.	1	81
Dai-ichi Life Holdings, Inc.	8	114
Daiichi Sankyo Company, Ltd	13	387
Daikin Industries Ltd.	2	331
Dainippon Sumitomo Pharma Co. Ltd.	1	13
Daito Trust Construction Co. Ltd.	1	44
Daiwa House Industry Co. Ltd.	4	105
Daiwa House REIT Investment Corporation	—	38
Daiwa Securities Group Inc. (b)	10	43
Denso Corp.	3	140
Dentsu Inc.	2	44
Disco Corp.	—	49
East Japan Railway Co.	2	135
Eisai Co. Ltd.	2	173
Electric Power Development Co., Ltd.	1	20
Familymart Co., Ltd. (b)	1	32
Fanuc Ltd.	1	270
Fast Retailing Co. Ltd.	—	251
Fuji Electric Holdings Co. Ltd.	1	32
FUJIFILM Holdings Corp.	3	128
Fujitsu Ltd.	1	192
Fukuoka Financial Group, Inc.	1	19
GLP J-REIT	—	36
GMO Payment Gateway, Inc.	—	32
Hakuhodo DY Holdings Incorporated	2	27
Hamamatsu Photonics KK (b)	1	55
Hankyu Hanshin Holdings Inc.	2	55
Hikari Tsushin Inc.	—	24
Hino Motors Ltd.	2	16
Hirose Electric Co. Ltd.	—	28
Hisamitsu Pharmaceutical Co. Inc.	—	15
Hitachi Construction Machinery Co. Ltd.	1	25
Hitachi Ltd.	7	237
Hitachi Metals Ltd.	2	23
Honda Motor Co. Ltd.	12	281
Hoshizaki Corporation	—	32
Hoya Corp.	3	316
Hulic Co. Ltd.	3	25
Idemitsu Kosan Co., Ltd. (b)	2	34
Iida Group Holdings Co., Ltd.	1	18
Inpex Corporation	7	40
Isetan Mitsukoshi Holdings Ltd. (b)	3	16
Isuzu Motors Ltd.	4	35
ITO EN, LTD. (b)	—	21
ITOCHU Corp. (b)	10	256
ITOCHU Techno-Solutions Corporation	1	23
Japan Airlines Co., Ltd	1	19
Japan Airport Terminal Co. Ltd. (b)	—	18
Japan Exchange Group Inc.	4	109
Japan Post Bank Co., Ltd.	3	22
Japan Post Holdings Co., Ltd.	12	83
Japan Post Insurance Co., Ltd.	2	24
Japan Prime Realty Investment Corp.	—	19
Japan Real Estate Investment Corp. (b)	—	46
Japan Retail Fund Investment Corp.	—	34
Japan Tobacco Inc.	9	162
JFE Holdings Inc.	4	29
JGC Holding Corporation	2	20
JS Group Corp. (b)	2	38
JSR Corp. (b)	2	36
JTEKT Corp.	2	12
JXTG Holdings, Inc.	22	79
Kajima Corp.	3	41
Kakaku.com Inc. (b)	1	26
Kamigumi Co. Ltd.	1	12
Kansai Electric Power Co. Inc.	5	49
Kansai Paint Co. Ltd. (b)	1	35
Kao Corp.	4	270
Kawasaki Heavy Industries Ltd. (b)	1	16
KDDI Corp.	12	303
Keihan Holdings Co. Ltd.	1	33
Keikyu Corp. (b)	2	25
Keio Corp.	1	49
Keisei Electric Railway Co. Ltd.	1	31
Keyence Corp.	1	606
Kikkoman Corp.	1	61
Kintetsu Corp.	1	55
Kirin Holdings Co. Ltd.	6	114
Kobayashi Pharmaceutical Co. Ltd.	—	39
Kobe Bussan Co., Ltd. (b)	—	22
Koito Manufacturing Co. Ltd.	1	36
Komatsu Ltd.	6	143
Konami Corp.	1	30
Kose Corp.	—	24
Kubota Corp.	8	140
Kuraray Co. Ltd.	3	25
Kurita Water Industries Ltd.	1	23
Kyocera Corp.	2	131
Kyowa Kirin Co., Ltd.	2	51
Kyushu Electric Power Co. Inc.	3	28
Kyushu Railway Company	1	23
Lasertec Corporation	1	41
Lawson Inc.	—	19
Line Corporation (a)	—	20
Lion Corp. (b)	2	33
M3, Inc.	3	204
Makita Corp.	2	81
Marubeni Corp.	12	71
Marui Group Co. Ltd. (b)	2	29
Maruichi Steel Tube Ltd. (b)	1	12
Mazda Motor Corp. (b)	4	24
McDonald's Holdings Co. Japan Ltd.	1	24
Mebuki Financial Group, Inc.	7	15
Medipal Holdings Corp.	1	26

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Meiji Holdings Co., Ltd.	1	69
Mercari, Inc. (a) (b)	1	23
Minebea Mitsumi Inc. (b)	3	49
MISUMI Group Inc. (b)	2	62
Mitsubishi Chemical Holdings Corporation	10	58
Mitsubishi Corp. (b)	10	239
Mitsubishi Electric Corp.	13	181
Mitsubishi Estate Co. Ltd.	9	136
Mitsubishi Gas Chemical Co. Inc.	1	24
Mitsubishi Heavy Industries Ltd.	2	49
Mitsubishi Materials Corp.	1	20
Mitsubishi Motors Corp.	6	13
Mitsubishi UFJ Financial Group Inc.	90	354
Mitsubishi UFJ Lease & Finance Co. Ltd. (b)	3	13
Mitsui & Co. Ltd.	12	208
Mitsui Chemicals Inc.	1	29
Mitsui Fudosan Co. Ltd.	7	123
Miura Co.,Ltd.	1	29
Mizuho Financial Group Inc. (b)	18	220
MonotaRO Co., Ltd. (b)	1	45
MS&AD Insurance Group Holdings, Inc.	3	86
Murata Manufacturing Co. Ltd.	4	278
Nabtesco Corp.	1	29
Nagoya Railroad Co. Ltd.	1	38
NEC Corp.	2	105
NEC Electronics Corp. (a)	6	41
NEXON Co.,Ltd.	4	90
NGK Insulators Ltd.	2	27
NGK Spark Plug Co. Ltd.	1	23
Nidec Corp.	3	308
Nihon M & A Center Inc.	1	51
Nikon Corp. (b)	3	18
Nintendo Co. Ltd.	1	454
Nippon Building Fund Inc.	—	51
Nippon Express Co. Ltd.	1	35
Nippon Meat Packers Inc.	1	31
Nippon Paint Co. Ltd.	1	113
Nippon Shinyaku Co., Ltd.	—	25
Nippon Steel Corporation	6	55
Nippon Telegraph & Telephone Corp.	10	196
Nippon Yusen KK	1	17
Nissan Chemical Industries Ltd. (b)	1	43
Nissan Motor Co., Ltd.	18	63
Nisshin Seifun Group Inc.	1	22
Nissin Foods Holdings Co. Ltd.	1	47
Nitori Co. Ltd.	1	125
Nitto Denko Corp.	1	78
Nomura Holdings Inc.	23	104
Nomura Real Estate Holdings, Inc.	1	21
Nomura Real Estate Master Fund. Inc.	—	39
Nomura Research Institute Ltd.	2	68
NSK Ltd.	3	22
NTT Data Corp.	5	64
NTT DoCoMo Inc. (b)	8	310
Obayashi Corp.	5	45
Obic Co. Ltd.	1	88
Odakyu Electric Railway Co. Ltd.	2	50
OJI Holdings Corp.	7	32
Olympus Corp.	9	179
Omron Corp.	1	109
Ono Pharmaceutical Co. Ltd.	3	84
Oracle Corp. Japan	—	32
Oriental Land Co. Ltd.	2	210
ORIX Corp.	10	123
Orix J-REIT Inc.	—	26
Osaka Gas Co. Ltd.	3	58
Otsuka Corp.	1	41
Otsuka Holdings Co., Ltd.	3	119
Pan Pacific International Holdings Corporation	3	70
Panasonic Corp.	17	141
Park24 Co. Ltd.	1	16
PeptiDream Inc. (a)	1	28
Persol Holdings Co., Ltd.	1	21
Pigeon Corp. (b)	1	40
Pola Orbis Holdings Inc.	1	15
Prologis	—	54
Rakuten Inc.	6	68
Recruit Holdings Co., Ltd.	9	371
Resona Holdings Inc.	16	55
Ricoh Co. Ltd. (b)	6	38
Rinnai Corp.	—	29
Rohm Co. Ltd.	1	54
Ryohin Keikaku Co. Ltd.	2	33
Santen Pharmaceutical Co. Ltd.	3	59
SBI Holdings Inc.	2	47
SCSK Corporation	—	17
Secom Co. Ltd.	2	137
Sega Sammy Holdings Inc.	1	13
Seibu Holdings Inc.	2	18
Seiko Epson Corp. (b)	2	22
Sekisui Chemical Co. Ltd.	3	42
Sekisui House Ltd.	4	78
Seven & I Holdings Co., Ltd.	6	170
Seven Bank, Ltd. (b)	6	13
SG Holdings Co., Ltd.	1	57
Sharp Corp.	2	19
Shimadzu Corp.	2	49
Shimamura Co. Ltd.	—	19
Shimano Inc.	1	98
Shimizu Corp.	4	29
Shin-Etsu Chemical Co. Ltd.	3	339
Shinsei Bank Ltd. (b)	2	18
Shionogi & Co. Ltd.	2	107
Shiseido Co. Ltd.	3	172
Shizuoka Bank Ltd.	3	19
Showa Denko KK	1	18
SMC Corp.	—	222
Softbank Corp. (b)	20	220
SoftBank Group Corp.	12	721
Sohgo Security Services Co. Ltd.	1	24
Sompo Holdings, Inc.	3	86
Sony Corp.	9	710
Square Enix Holdings Co. Ltd.	1	40
Stanley Electric Co. Ltd.	1	32
Subaru Corp. NPV	4	85
SUMCO Corporation	2	24
Sumitomo Chemical Co. Ltd.	11	36
Sumitomo Corp. (b)	9	108
Sumitomo Electric Industries Ltd.	6	65
Sumitomo Heavy Industries Ltd.	1	23
Sumitomo Metal Mining Co. Ltd.	2	53
Sumitomo Mitsui Financial Group Inc. (b)	9	264
Sumitomo Mitsui Trust Holdings Inc.	2	64
Sumitomo Realty & Development Co. Ltd.	2	68
Sumitomo Rubber Industries Inc.	1	12
Sundrug Co. Ltd.	1	19
Suntory Beverage & Food Limited	1	41
Suzuken Co. Ltd.	1	23
Suzuki Motor Corp.	3	111
Sysmex Corp.	1	115
T&D Holdings Inc.	4	36
Taiheiyo Cement Corp.	1	20
Taisei Corp.	2	51
Taisho Pharmaceutical Holdings Company Ltd.	—	20
Taiyo Nippon Sanso Corp. (b)	1	18
Takeda Pharmaceutical Co. Ltd.	12	416
TDK Corp.	1	109
Teijin Ltd.	1	20
Terumo Corp.	5	187
THK Co. Ltd.	1	20
TIS Inc.	1	30
Tobu Railway Co. Ltd.	1	43
Toho Co. Ltd.	1	33
Toho Gas Co. Ltd.	1	30
Tohoku Electric Power Co. Inc.	4	35
Tokio Marine Holdings Inc.	5	201
Tokyo Century Corp. (b)	—	16
Tokyo Electric Power Co. Holdings Inc. (a)	12	32
Tokyo Electron Ltd.	1	287
Tokyo Gas Co. Ltd.	3	66

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Tokyu Corp. (b)	4	49
Tokyu Fudosan Holdings Corporation	5	20
Toppan Printing Co. Ltd.	2	28
Toray Industries Inc.	10	46
Toshiba Corp.	3	74
Tosoh Corp.	2	34
TOTO Ltd. (b)	1	51
Toyo Suisan Kaisha Ltd.	1	32
Toyoda Gosei Co. Ltd.	1	14
Toyota Industries Corp. (b)	1	69
Toyota Motor Corp.	16	1,029
Toyota Tsusho Corp.	2	45
Trend Micro Inc.	1	61
TSURUHA Holdings ,Inc.	—	43
Unicharm Corp.	3	130
United Urban Investment Corp.	—	25
USS Co. Ltd.	2	27
Welcia Holdings Co.,Ltd.	1	35
West Japan Railway Co.	1	59
Yahoo! Japan Corp.	19	127
Yakult Honsha Co. Ltd.	1	50
Yamada Denki Co. Ltd.	4	21
Yamaha Corp.	1	48
Yamaha Motor Co. Ltd.	2	29
Yamato Holdings Co. Ltd.	2	61
Yamazaki Baking Co. Ltd.	1	14
Yaskawa Electric Corp.	2	71
Yokogawa Electric Corp.	2	25
Yokohama Rubber Co. Ltd.	1	16
ZOZO, Inc. (b)	1	17
		26,121
United Kingdom 4.5%
3i Group plc	7	89
Admiral Group PLC	1	51
Anglo American PLC	9	220
Antofagasta PLC	3	37
AON Public Limited Company	2	353
Ashtead Group Public Limited Company	3	116
Associated British Foods PLC	3	67
AstraZeneca PLC	10	1,056
Auto Trader Group PLC	7	54
AVEVA Group plc	—	26
Aviva PLC	30	109
BAE Systems PLC	23	144
Barclays PLC	130	164
Barratt Developments P L C	8	49
BP P.L.C.	149	433
British American Tobacco P.L.C.	17	610
BT Group Plc	66	84
Bunzl Public Limited Company	2	79
Burberry Group PLC	3	58
Carnival Plc (b)	3	52
Coca-Cola European Partners PLC	2	61
Coca-Cola HBC AG	2	40
Compass Group PLC	13	201
Croda International Public Limited Company	1	76
DCC Public Limited Company	1	54
Diageo PLC	17	586
Direct Line Insurance Limited	10	36
Evraz PLC	3	15
Experian PLC	7	254
Ferguson PLC	2	171
Fiat Chrysler Automobiles N.V. (a)	8	96
GlaxoSmithKline PLC	37	687
GVC Holdings PLC	4	56
Halma Public Limited Company	3	81
Hargreaves Lansdown PLC	2	47
Hikma Pharmaceuticals Public Limited Company	1	31
HSBC Holdings PLC	149	582
IHS Markit Ltd.	3	222
Imperial Brands PLC	7	128
Informa Switzerland Limited	10	50
InterContinental Hotels Group PLC	1	66
Intertek Group Plc	1	94
J Sainsbury PLC	15	37
JD Sports Fashion Plc	3	30
Johnson Matthey PLC	2	47
Kingfisher Plc	15	57
Land Securities Group PLC	6	39
Legal & General Group PLC	44	106
Liberty Global PLC - Class A (a)	1	26
Liberty Global PLC - Class C (a)	3	61
Linde Public Limited Company	4	916
Lloyds Banking Group PLC (a)	562	190
London Stock Exchange Group PLC	2	266
M&G PLC	21	43
Melrose Holdings Limited	38	57
Mondi plc	4	79
National Grid PLC	26	299
Next PLC	1	74
Ocado Group PLC (a)	3	116
Pearson PLC	6	44
Persimmon Public Limited Company	2	72
Prudential Public Limited Company (c)	19	273
Reckitt Benckiser Group PLC	5	514
Relx PLC	14	315
Rentokil Initial PLC (a)	13	91
Rio Tinto PLC	8	495
Rolls-Royce Holdings plc (a) (b)	14	23
RSA Insurance Group PLC	8	47
Schroders PLC	1	32
SEGRO Public Limited Company	8	100
Severn Trent PLC	2	57
Smith & Nephew PLC	7	130
Smiths Group PLC	3	55
Spirax-Sarco Engineering PLC	1	82
SSE PLC	8	122
St. James's Place PLC	4	50
Standard Chartered PLC	20	91
Standard Life Aberdeen PLC	17	49
Taylor Wimpey PLC	26	36
Tesco PLC	72	198
The Berkeley Group Holdings PLC	1	50
The British Land Company Public Limited Company	7	29
The Royal Bank of Scotland Group Public Limited Company	38	52
The Sage Group PLC.	8	73
Unilever N.V.	11	644
Unilever PLC	9	526
United Utilities Group PLC	5	59
Vodafone Group Public Limited Company	198	263
Whitbread PLC	2	43
Willis Towers Watson Public Limited Company	1	199
WM Morrison Supermarkets P L C	17	38
WPP 2012 Limited	9	69
		14,849
Switzerland 3.3%
ABB Ltd.	14	343
Adecco Group AG	1	63
Alcon AG (a)	4	208
Baloise Holding AG	—	53
Banque Cantonale Vaudoise	—	19
Barry Callebaut AG	—	53
Clariant AG	1	27
Compagnie Financiere Richemont SA	4	260
Credit Suisse Group AG	18	179
EMS-Chemie Holding AG	—	54
Garmin Ltd.	1	95
Geberit AG	—	158
Givaudan SA	—	297
Glencore PLC	72	150
Julius Bar Gruppe AG	2	74
Kühne + Nagel International AG	—	74
LafargeHolcim Ltd.	4	172
Lindt & Spruengli AG	—	89
Logitech International S.A.	1	80
Lonza Group AG	1	336
Nestle SA	22	2,594
Novartis AG	16	1,409

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Partners Group Holding AG	—	126
Roche Holding AG	5	1,764
Schindler Holding AG	—	40
SGS SA	—	118
Sika AG	1	240
Sonova Holding AG	—	101
STMicroelectronics NV	5	141
Straumann Holding AG	—	75
Swatch Group AG	—	46
Swatch Group AG - Class N	—	15
Swiss Life Holding AG	—	89
Swiss Prime Site AG	1	52
Swiss Re AG	2	158
Swisscom AG	—	100
TE Connectivity Ltd.	2	235
Temenos Group AG	—	67
UBS Group AG	27	304
Vifor Pharma Management AG	—	46
Zurich Insurance Group AG	1	388
		10,892
Canada 3.1%
Agnico Eagle Mines Limited	2	144
Air Canada (a)	1	9
Algonquin Power & Utilities Corp. (b)	4	58
Alimentation Couche-Tard Inc.	6	223
AltaGas Ltd.	2	25
ATCO Ltd. - Class I	1	20
B2Gold Corp.	7	42
Bank of Montreal	5	275
Barrick Gold Corp.	13	365
BCE Inc.	1	50
BlackBerry Limited (a)	5	21
Brookfield Asset Management Inc. - Class A	10	323
CAE Inc.	2	31
Cameco Corp.	3	28
Canadian Apartment Properties REIT	1	17
Canadian Imperial Bank of Commerce	3	247
Canadian National Railway Co.	5	562
Canadian Natural Resources Ltd.	9	139
Canadian Pacific Railway Limited	1	304
Canadian Tire Corporation, Limited - Class A	—	40
Canadian Utilities Limited - Class A	1	21
Canopy Growth Corporation (a) (b)	2	24
CCL Industries Inc. - Class B	1	42
Cenovus Energy Inc.	9	34
CGI Inc. (a)	2	115
CI Financial Corp.	2	24
Constellation Software Inc.	—	111
Cronos Group Inc. (a) (b)	2	8
Dollarama Inc.	2	81
Emera Inc.	2	78
Empire Company Limited - Class A	1	38
Enbridge Inc.	15	435
Fairfax Financial Holdings Ltd.	—	59
First Capital Realty Inc.	1	6
First Quantum Minerals Ltd	4	36
Fortis Inc.	3	139
Franco-Nevada Corporation	1	196
George Weston Ltd.	1	45
Gildan Activewear Inc.	2	34
Great-West Lifeco Inc.	2	41
Hydro One Limited	2	49
iA Financial Corporation Inc.	1	28
IGM Financial Inc. (b)	1	18
Imperial Oil Ltd.	2	26
Intact Financial Corporation	1	118
Inter Pipeline Ltd.	3	33
Keyera Corp.	2	26
Kinross Gold Corporation (a)	9	83
Kirkland Lake Gold Ltd.	2	93
Loblaw Cos. Ltd.	1	73
Lululemon Athletica Inc. (a)	1	297
Lundin Mining Corp.	5	26
Magna International Inc.	2	92
Manulife Financial Corp.	14	200
Metro Inc.	2	89
National Bank of Canada	3	124
Nutrien Ltd. (b)	4	163
ONEX Corporation	1	31
Open Text Corporation	2	85
Pan American Silver Corp.	1	42
Parkland Corporation	1	26
Pembina Pipeline Corporation	4	89
Power Corporation of Canada	4	83
Quebecor Inc. - Class B	1	30
Restaurant Brands International Limited Partnership	2	115
RioCan REIT	1	12
Ritchie Bros. Auctioneers Incorporated	1	42
Rogers Communications Inc. - Class B	3	103
Royal Bank of Canada	10	737
Saputo Inc.	2	48
Shaw Communications Inc. - Class B	3	62
Shopify Inc. - Class A (a)	1	818
SmartCentres Real Estate Investment Trust	1	9
SSR Mining Inc. (a)	2	28
Sun Life Financial Inc.	4	175
Suncor Energy Inc.	11	140
TC Energy Corporation (b)	7	290
Teck Resources Ltd. - Class B	3	46
TELUS Corp.	3	53
The Bank of Nova Scotia	9	370
The Toronto-Dominion Bank	13	621
Thomson Reuters Corporation	1	106
TMX Group Limited	—	41
Wheaton Precious Metals Corp.	3	157
WSP Canada Inc.	1	53
Yamana Gold Inc.	6	34
		10,474
France 3.1%
Accor SA (a)	1	41
Adevinta ASA (a)	1	21
Aeroports de Paris	—	22
Alstom (a)	1	68
Amundi (a)	—	31
Arkema	1	56
AtoS SE (a)	1	60
AXA SA	14	266
Biomerieux SA	—	48
BNP Paribas SA	8	297
Bollore SA	6	21
Bouygues SA	2	59
Bureau Veritas (a)	2	46
Capgemini SA	1	153
Carrefour SA	5	74
Cie de Saint-Gobain (a)	4	157
Cie Generale d'Optique Essilor International SA	2	281
CNP Assurances SA (a)	2	19
Compagnie Generale des Etablissements Michelin	1	131
Covivio	—	28
Credit Agricole SA	8	74
Danone	5	294
Dassault Aviation SA (a)	—	19
Dassault Systemes SA	1	180
EDENRED	2	79
Eiffage (a)	1	47
Electricite de France	4	47
Engie (a)	14	184
Eurazeo SA (a)	—	17
Eurofins Scientific SE (a)	—	77
Faurecia (a)	1	25
Gecina SA	—	42
Getlink S.E. (a)	3	42
Hermes International SCA	—	204
Icade SA	—	12
Iliad SA	—	17
Ingenico Group (a) (b)	—	72
IPSEN	—	26
JC Decaux SA (a)	1	11

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Kering SA	1	371
Klepierre (b)	1	21
La Francaise Des Jeux	1	20
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	4	556
Legrand SA	2	160
L'Oreal SA	2	605
LVMH Moet Hennessy Louis Vuitton SE	2	957
Natixis (a)	8	19
Orange SA	15	153
Orpea (a)	—	37
Pernod-Ricard SA	2	251
Peugeot SA (a)	4	79
Publicis Groupe SA	2	57
Remy Cointreau SA (b)	—	27
Renault SA (a)	1	34
Safran (a)	2	230
Sanofi SA	8	831
Sartorius Stedim Biotech	—	75
Schneider Electric SE (a)	4	501
SCOR (a)	1	30
SEB SA	—	25
Societe Generale SA (a)	6	79
Sodexo SA	1	50
SUEZ	3	50
Teleperformance	—	130
Thales SA	1	62
Total SA	18	621
Ubisoft Entertainment (a)	1	59
Valeo	2	52
Veolia Environnement	4	88
VINCI	4	319
Vivendi SA	6	167
Wendel SA	—	17
Worldline (a)	1	80
		10,161
Germany 2.7%
Adidas AG (a)	1	454
Allianz SE	3	585
Aroundtown SA (a)	9	46
BASF SE	7	408
Bayer AG	7	448
Bayerische Motoren Werke AG	2	174
Beiersdorf AG	1	88
Brenntag AG	1	71
Carl Zeiss Meditec AG	—	33
Ceconomy AG	2	16
Continental AG	1	86
Covestro AG	1	61
Daimler AG	6	342
Delivery Hero SE (a)	1	111
Deutsche Bank Aktiengesellschaft (a)	15	123
Deutsche Boerse AG	1	247
Deutsche Lufthansa AG (a)	2	18
Deutsche Post AG	7	332
Deutsche Telekom AG	25	412
Dresdner Bank AG (a)	7	33
DW Property Invest GmbH	3	127
E.ON SE	17	185
Evonik Industries AG	1	38
Fraport AG Frankfurt Airport Services Worldwide (a)	—	15
Fresenius Medical Care AG & Co. KGaA	2	133
Fresenius SE & Co. KGaA	3	137
GEA Group AG	1	40
Hannover Rueck SE	—	68
HeidelbergCement AG	1	71
Henkel AG & Co. KGaA	1	74
Hochtief AG	—	13
Infineon Technologies AG	9	262
Kion Group AG	1	43
Knorr - Bremse Aktiengesellschaft	—	37
LANXESS Aktiengesellschaft	1	35
LEG Immobilien AG	—	64
Merck KGaA	1	138
MTU Aero Engines AG	—	68
Muenchener Rueckversicherungs AG	1	264
Nemetschek SE	—	26
Puma SE (a)	1	58
RWE AG	4	164
SAP SE	8	1,197
Scout24 Holding GmbH	1	59
Siemens AG	6	712
Siemens Energy AG (a)	3	76
Siemens Healthineers AG	2	84
Symrise AG	1	130
TeamViewer AG (a)	1	40
Telefonica Deutschland Holding AG	7	17
ThyssenKrupp AG (a)	3	16
Uniper SE	2	51
United Internet AG	1	27
Volkswagen AG	—	42
Vonovia SE	4	260
Zalando SE (a)	1	106
		8,965
Australia 2.1%
Afterpay Limited (a)	1	78
AGL Energy Limited	5	45
Amcor Ltd.	6	70
AMP Ltd.	26	25
Ampol Limited	2	33
APA Group	9	66
Aristocrat Leisure Ltd.	4	89
ASX Ltd.	1	84
Aurizon Holdings Limited	16	48
AusNet Services Holdings Pty Ltd	17	22
Australia & New Zealand Banking Group Ltd.	21	261
BHP Group PLC	15	330
BHP Group PLC (b)	22	551
BlueScope Steel Ltd.	4	35
Brambles Limited	11	85
CIMIC Group Limited	1	12
Coca-Cola Amatil Ltd.	4	30
Cochlear Ltd.	—	66
Coles Group Limited	10	122
Commonwealth Bank of Australia	13	592
Computershare Ltd.	4	33
Crown Resorts Limited	3	17
CSL Ltd.	3	687
DEXUS Funds Management Limited	8	51
Evolution Mining Limited	10	42
Fortescue Metals Group Ltd.	13	148
Goodman Funding Pty Ltd	12	161
GPT Group	13	37
Insurance Australia Group Ltd.	18	57
LendLease Corp. Ltd.	4	35
Macquarie Group Limited	2	212
Magellan Financial Group Ltd	1	40
Medibank Private Limited	22	39
Mirvac Group	30	47
National Australia Bank Ltd.	23	299
Newcrest Mining Ltd.	6	130
Northern Star Resources Ltd.	5	46
Oil Search Ltd.	14	27
Orica Ltd.	3	32
Origin Energy Ltd.	13	40
Qantas Airways Ltd.	5	14
QBE Insurance Group Ltd.	11	66
Ramsay Health Care Ltd.	1	63
REA Group Ltd. (b)	—	30
Rio Tinto Ltd.	3	185
Santos Ltd.	13	45
Scentre Group Limited	38	60
SEEK Limited	2	38
Sonic Health Care Ltd.	3	77
South32 Limited	35	52
Stockland	19	52
Suncorp Group Ltd.	10	60
Sydney Airport Corporation Limited	8	36
Tabcorp Holdings Ltd.	16	38

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Telstra Corp. Ltd.	31	62
TPG Telecom Limited (a)	3	18
Transurban Group	20	201
Treasury Wine Estates Limited	5	33
Vicinity Centres RE Ltd	26	26
Washington H Soul Pattinson & Co. Ltd. (b)	1	12
Wesfarmers Ltd.	8	270
Westpac Banking Corporation	27	326
Wisetech Global Limited	1	18
Woodside Petroleum Ltd.	7	87
Woolworths Group Ltd.	9	246
		6,939
Netherlands 1.6%
ABN AMRO Bank N.V. - CVA	4	31
Adyen B.V. (a)	—	236
Aegon NV	13	33
Airbus SE (a)	4	318
Akzo Nobel N.V.	1	146
Altice N.V. (a)	4	21
argenx SE (a)	—	61
ASML Holding	3	1,157
CNH Industrial N.V. (a)	8	60
Heineken Holding N.V.	1	69
Heineken NV	2	167
ING Groep N.V. (a)	29	206
Just Eat Takeaway.Com N.V. (a) (b)	1	99
Koninklijke Ahold Delhaize N.V.	8	242
Koninklijke DSM N.V.	1	210
Koninklijke KPN N.V.	26	60
Koninklijke Philips N.V.	7	315
Koninklijke Vopak N.V.	—	28
LyondellBasell Industries N.V. - Class A	2	140
NN Group N.V.	2	77
NXP Semiconductors N.V.	2	259
Prosus N.V. (a)	4	328
Randstad NV	1	47
Royal Dutch Shell PLC - Class A	30	376
Royal Dutch Shell PLC - Class B	28	334
Unibail-Rodamco SE (b)	1	40
Wolters Kluwer NV	2	169
		5,229
Sweden 1.0%
Aktiebolaget Electrolux - Class B	2	42
Aktiebolaget Industrivarden - Class C (a)	1	31
Aktiebolaget SKF - Class B	3	60
Aktiebolaget Volvo - Class B (a)	11	213
Alfa Laval AB (a)	2	50
Assa Abloy AB - Class B	7	170
Atlas Copco Aktiebolag - Class A	5	236
Atlas Copco Aktiebolag - Class B	3	119
Boliden AB	2	57
Epiroc Aktiebolag - Class A	5	75
Epiroc Aktiebolag - Class B	3	38
EQT AB (d)	1	29
Essity Aktiebolag (publ) - Class B (a) (b)	4	148
Evolution Gaming Group AB (publ)	1	53
Hennes & Mauritz AB - Class B	6	100
Hexagon Aktiebolag - Class B (a)	2	155
Husqvarna Aktiebolag - Class B	3	31
ICA Gruppen Aktiebolag (b)	1	36
Investmentaktiebolaget Latour	1	22
Investor AB - Class B	3	219
Kinnevik AB (b)	2	77
L E Lundbergforetagen AB - Series B (a)	1	26
Lundin Petroleum AB	1	28
NIBE Industrier AB (a)	2	50
Nordea Bank ABP	24	186
Sandvik AB (a)	8	165
Securitas AB - Class B (a)	2	35
Skandinaviska Enskilda Banken AB - Class A (a)	12	104
Skanska AB - Class B	3	56
Svenska Cellulosa Aktiebolaget SCA - Class B (a)	4	55
Svenska Handelsbanken AB - Class A (a)	12	100
Swedbank AB - Class A (a)	7	102
Swedish Match AB	1	99
Tele2 AB - Class B (b)	4	56
Telefonaktiebolaget LM Ericsson - Class B	22	236
Telia Co. AB	17	71
		3,330
Hong Kong 1.0%
AIA Group Limited	89	882
ASM Pacific Technology Ltd.	2	25
Bank of East Asia Ltd.	11	21
BOC Hong Kong Holdings Ltd.	28	74
Budweiser Brewing Company APAC Limited	13	37
CK Asset Holdings Limited	19	96
CK Hutchison Holdings Limited	20	124
CK Infrastructure Holdings Limited	5	24
CLP Holdings Ltd.	12	117
Dairy Farm International Holdings Ltd.	2	9
Galaxy Entertainment Group Ltd.	16	108
Hang Lung Properties Ltd.	14	37
Hang Seng Bank Ltd.	6	86
Henderson Land Development Co. Ltd.	11	42
HK Electric Investments Limited	23	24
HKT Trust	28	37
Hong Kong & China Gas Co. Ltd.	81	116
Hong Kong Exchanges & Clearing Ltd.	9	413
Hongkong Land Holdings Ltd.	9	35
Jardine Matheson Holdings Ltd.	2	68
Kerry Properties Ltd.	6	15
Link Real Estate Investment Trust	15	124
Melco Resorts & Entertainment Ltd. - ADR	2	30
MicroPort Scientific Corporation	4	16
MTR Corp.	11	54
New World Development Company Limited	11	54
Pacific Century Premium Developments Limited (a)	3	1
PCCW Ltd.	28	17
Power Assets Holdings Ltd.	11	58
Sino Land Co.	24	28
SJM Holdings Limited	18	21
Sun Hung Kai Properties Ltd.	9	122
Swire Pacific Ltd. - Class A	4	20
Swire Properties Limited	8	21
Techtronic Industries Company Limited	10	133
WH Group Limited	72	59
Wharf Real Estate Investment Company Limited	11	45
		3,193
Ireland 0.9%
Accenture Public Limited Company - Class A	5	1,059
Allegion Public Limited Company	1	65
CRH Plc	6	210
Flutter Entertainment Public Limited Company	1	175
James Hardie Industries Public Limited Company - CDI	3	80
Kerry Group Plc - Class A	1	147
Kingspan Group Plc	1	103
Medtronic Public Limited Company	10	1,028
Pentair Public Limited Company	1	60
Seagate Technology Public Limited Company	2	89
Smurfit Kappa Funding Designated Activity Company	2	63
		3,079
Denmark 0.8%
A P Moller - Maersk A/S - Class A	—	40
A P Moller - Maersk A/S - Class B	—	74
Ambu A/S (b)	1	29
Carlsberg A/S - Class B	1	106
Chr. Hansen Holding A/S	1	90
Coloplast A/S - Class B	1	141
Danske Bank A/S (a)	5	67
Demant A/S (a) (b)	1	27
DSV Panalpina A/S	2	244
Genmab A/S (a)	—	179
GN Store Nord A/S	1	61
H Lundbeck A/S	1	20
Novo Nordisk A/S - Class B	13	872
Novozymes A/S - Class B	2	100

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Orsted A/S	1	189
Pandora A/S	1	52
Tryg A/S	1	33
Vestas Wind Systems A/S	1	236
		2,560
Spain 0.7%
ACS, Actividades de Construccion y Servicios, S.A.	2	44
AENA, S.M.E., S.A. (a)	—	67
Amadeus IT Group SA	3	174
Banco Bilbao Vizcaya Argentaria SA	50	140
Banco Santander, S.A.	124	232
Bankinter SA	4	19
CaixaBank, S.A.	28	60
Cellnex Telecom, S.A.	2	139
Enagas SA	2	39
Endesa SA	3	67
Ferrovial, S.A.	4	86
Grifols, S.A. - Class A	2	63
Iberdrola, Sociedad Anonima	44	536
Industria de Diseno Textil, S.A.	8	221
MAPFRE, S.A.	10	15
Naturgy Energy Group SA	2	45
Red Electrica Corporacion, S.A.	3	59
Repsol SA	10	68
Siemens Gamesa Renewable Energy, S.A.	2	45
Telefonica SA	35	121
		2,240
Italy 0.6%
Assicurazioni Generali SpA	8	118
Atlantia SpA (a)	4	61
Davide Campari-Milano S.p.A.	5	52
DiaSorin S.p.A.	—	32
Enel SpA	60	523
ENI SpA	19	147
Exor Nederland N.V.	1	47
Ferrari N.V.	1	167
Finecobank Banca Fineco SPA (a)	5	63
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	2	17
Intesa Sanpaolo SpA (a)	119	224
Leonardo S.p.A. (b)	3	17
Mediobanca SpA	5	40
Moncler S.p.A. (a)	1	60
Nexi S.p.A. (a)	2	48
Pirelli & C. S.p.A. (a)	3	12
Poste Italiane - Societa' Per Azioni	4	35
Prysmian S.p.A.	2	54
Recordati Industria Chimica E Farmaceutica S.p.A.	1	39
Snam Rete Gas SpA	15	77
Telecom Italia SpA	55	22
Telecom Italia SpA	80	32
Terna – Rete Elettrica Nazionale S.p.A.	10	72
UniCredit S.p.A. (a)	15	126
		2,085
Finland 0.3%
Elisa Oyj	1	66
Fortum Oyj	3	66
Kone Corporation - Class B	2	217
Neste Oyj	3	162
Nokia Oyj (a)	42	164
Orion Oyj - Class B	1	34
Sampo Oyj - Class A	4	141
Stora Enso Oyj - Class R	5	71
UPM-Kymmene Oyj	4	123
Wartsila Oyj	4	28
		1,072
Singapore 0.3%
Ascendas REIT	22	53
CapitaLand Commercial Trust	23	28
CapitaLand Ltd.	20	40
CapitaMall Trust	22	32
City Developments Ltd.	4	20
DBS Group Holdings Ltd.	13	191
Genting Singapore Limited	41	20
Jardine Cycle & Carriage Ltd.	1	12
Keppel Corporation Limited	11	37
Mapletree Commercial Trust Management Ltd. (e)	13	19
Mapletree Logistics Trust Management Ltd.	17	25
Oversea-Chinese Banking Corporation Limited	24	152
Singapore Airlines Ltd.	9	22
Singapore Exchange Ltd.	6	40
Singapore Technologies Engineering Ltd.	10	27
Singapore Telecommunications Limited	60	93
Suntec Real Estate Investment Trust	16	17
United Overseas Bank Ltd.	9	126
UOL Group Ltd.	3	15
Venture Corp. Ltd.	2	27
Wilmar International Limited	14	46
Yangzijiang Shipbuilding (Holdings) Ltd.	21	15
		1,057
Belgium 0.3%
ageas SA/NV	1	54
Anheuser-Busch InBev	6	301
Colruyt SA	—	24
Elia Group	—	19
Galapagos (a) (b)	—	43
Groupe Bruxelles Lambert SA	1	79
KBC Groep NV	2	92
Proximus	1	19
Sofina	—	26
Solvay SA	1	44
Telenet Group Holding	—	11
UCB SA	1	109
Umicore	2	63
		884
Israel 0.2%
Azrieli Group Ltd.	—	17
Bank Hapoalim BM	8	45
Bank Leumi Le-Israel BM	12	52
Check Point Software Technologies Ltd (a)	1	98
CyberArk Software Ltd. (a)	—	25
Elbit Systems Ltd.	—	20
Israel Chemicals Ltd.	5	19
Israel Discount Bank Ltd. - Class A	8	21
Mizrahi Tefahot Bank Ltd.	1	16
Nice Ltd. (a)	—	102
Teva Pharmaceutical Industries Ltd - ADR (a)	8	75
Wix.Com Ltd. (a)	—	91
		581
Norway 0.2%
DNB Bank ASA (a)	7	97
Equinor ASA	8	108
Gjensidige Forsikring ASA	1	28
Mowi ASA	3	57
Norsk Hydro ASA	9	25
Orkla ASA	6	56
Schibsted ASA - Class B (a)	1	33
Telenor ASA	5	86
Yara International ASA	1	54
		544
Argentina 0.1%
MercadoLibre S.R.L (a)	—	353
New Zealand 0.1%
a2 Milk Co. Ltd. (a)	6	56
Auckland International Airport Limited	9	43
Fisher & Paykel Healthcare Corp.	4	90
Mercury NZ Limited	4	15
Meridian Energy Limited	9	31
Ryman Healthcare Ltd.	3	27
Spark New Zealand Ltd.	14	43
		305
Austria 0.1%
Andritz AG	1	20
Erste Group Bank AG	2	41
OMV AG	1	32
Raiffeisen Bank International AG (a)	1	20

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Verbund AG	1	28
Voestalpine AG	1	27
		168
Portugal 0.0%
Energias de Portugal SA	20	97
Galp Energia, SGPS, S.A.	4	38
Jeronimo Martins, SGPS, S.A.	2	29
		164
Bermuda 0.0%
Arch Capital Group Ltd. (a)	3	91
RenaissanceRe Holdings Ltd	—	62
		153
Luxembourg 0.0%
ArcelorMittal (a)	5	65
SES S.A. - FDR	3	20
Tenaris SA	3	17
		102
China 0.0%
BeiGene, Ltd. - ADR (a)	—	88
Macau 0.0%
Sands China Ltd.	18	70
Wynn Macau, Limited (a)	10	17
		87
United Arab Emirates 0.0%
NMC Health PLC (a) (f)	1	—
Total Common Stocks (cost $275,641)		329,761
PREFERRED STOCKS 0.2%
Germany 0.2%
Bayerische Motoren Werke AG	—	27
Fuchs Petrolub SE	—	23
Henkel AG & Co. KGaA (g)	1	137
Porsche Automobil Holding SE (g)	1	66
Sartorius AG	—	109
Volkswagen AG (g)	1	222
		584
Switzerland 0.0%
Lindt & Spruengli AG (g)	—	68
Schindler Holding AG (g)	—	83
		151
Total Preferred Stocks (cost $701)		735
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (h)	1,640	1,640
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (h)	1,609	1,609
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (i) (j)	235	235
Total Short Term Investments (cost $3,484)		3,484
Total Investments 100.4% (cost $279,826)		333,980
Other Derivative Instruments (0.0)%		(4)
Other Assets and Liabilities, Net (0.4)%		(1,203)
Total Net Assets 100.0%		332,773

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $29 and 0.0% of the Fund.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Convertible security.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) The coupon rate represents the yield to maturity.

JNL/Mellon MSCI World Index Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	354	—	45	6	(14)	(93)	202	—
Prudential Public Limited Company	401	—	25	6	(12)	(91)	273	0.1
	755	—	70	12	(26)	(184)	475	0.1

JNL/Mellon MSCI World Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mapletree Commercial Trust Management Ltd.	11/26/19	23	19	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Mellon MSCI World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	7	December 2020	EUR	225	(1)	(2)
FTSE 100 Index	2	December 2020	GBP	120	(1)	(4)
S&P 500 Index	9	December 2020		1,515	7	(7)
S&P/ASX 200 Index	1	December 2020	AUD	148	(2)	(2)
S&P/TSX 60 Index	1	December 2020	CAD	193	(1)	—
TOPIX Index	2	December 2020	JPY	32,181	(6)	3
					(4)	(12)

JNL/Mellon MSCI World Index Fund – Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BMO	12/16/20	AUD	55	39	(1)
CAD/USD	JPM	12/16/20	CAD	46	34	—
EUR/USD	BOA	12/16/20	EUR	464	545	(5)
EUR/USD	BOA	12/16/20	EUR	95	112	1
EUR/USD	HSB	12/16/20	EUR	163	192	(2)
GBP/USD	BOA	12/16/20	GBP	60	78	1
GBP/USD	JPM	12/16/20	GBP	57	74	—
JPY/USD	BOA	12/16/20	JPY	15,855	150	1
JPY/USD	UBS	12/16/20	JPY	41,423	393	2
USD/EUR	BMO	12/16/20	EUR	(133)	(156)	2
USD/EUR	CBA	12/16/20	EUR	(162)	(191)	2
USD/EUR	RBC	12/16/20	EUR	(163)	(192)	—
USD/GBP	BMO	12/16/20	GBP	(58)	(75)	(1)
USD/JPY	BMO	12/16/20	JPY	(15,855)	(150)	(1)
USD/JPY	CIT	12/16/20	JPY	(16,225)	(154)	1
					699	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 99.2%
Information Technology 47.9%
Adobe Inc. (a)	210	102,893
Advanced Micro Devices, Inc. (a)	509	41,735
Analog Devices, Inc.	163	18,998
ANSYS, Inc. (a)	38	12,430
Apple Inc.	5,852	677,664
Applied Materials, Inc.	404	24,013
ASML Holding - ADR	34	12,588
Autodesk, Inc. (a)	97	22,331
Automatic Data Processing, Inc.	186	25,999
Broadcom Inc.	174	63,379
Cadence Design Systems Inc. (a)	124	13,191
CDW Corp.	63	7,553
Check Point Software Technologies Ltd (a)	62	7,445
Cisco Systems, Inc.	1,838	72,392
Citrix Systems Inc.	52	7,218
Cognizant Technology Solutions Corp. - Class A	239	16,599
DocuSign, Inc. (a)	81	17,415
Fiserv, Inc. (a)	295	30,391
Intel Corporation	1,851	95,843
Intuit Inc.	113	36,961
KLA-Tencor Corp.	67	12,952
Lam Research Corp.	63	20,897
Maxim Integrated Products, Inc.	112	7,572
Microchip Technology Incorporated	109	11,203
Micron Technology, Inc. (a)	489	22,974
Microsoft Corporation	2,588	544,394
NetEase, Inc. - ADR	32	14,392
NVIDIA Corporation	269	145,393
NXP Semiconductors N.V.	119	14,885
Paychex Inc.	156	12,414
Paypal Holdings, Inc. (a)	511	100,734
Qualcomm Incorporated	489	57,590
Skyworks Solutions, Inc.	75	10,895
Splunk Inc. (a)	70	13,224
Synopsys Inc. (a)	67	14,298
Texas Instruments Incorporated	399	57,008
Western Digital Corporation	127	4,652
Workday, Inc. - Class A (a)	77	16,578
Xilinx, Inc.	105	10,922
Zoom Video Communications, Inc. - Class A (a)	79	37,321
		2,437,336
Communication Services 19.6%
Activision Blizzard, Inc.	339	27,476
Alphabet Inc. - Class A (a)	118	172,689
Alphabet Inc. - Class C (a)	114	167,905
Baidu, Inc. - Class A - ADR (a)	122	15,406
Booking Holdings Inc. (a)	18	30,313
Charter Communications, Inc. - Class A (a)	90	56,072
Comcast Corporation - Class A	1,983	91,737
Electronic Arts Inc. (a)	126	16,376
Expedia Group, Inc.	59	5,419
Facebook, Inc. - Class A (a)	821	215,124
Fox Corporation - Class A	141	3,917
Fox Corporation - Class B	110	3,082
Liberty Global PLC - Class A (a)	74	1,555
Liberty Global PLC - Class C (a)	188	3,870
Netflix, Inc. (a)	192	96,136
Sirius XM Holdings Inc. (b)	1,917	10,274
Take-Two Interactive Software Inc. (a)	51	8,389
T-Mobile USA, Inc. (a)	538	61,490
VeriSign, Inc. (a)	50	10,180
		997,410
Consumer Discretionary 18.1%
Amazon.com, Inc. (a)	171	539,195
Dollar Tree Inc. (a)	101	9,257
eBay Inc.	304	15,831
JD.com, Inc. - Class A - ADR (a)	409	31,750
Lululemon Athletica Inc. (a)	53	17,594
Marriott International, Inc. - Class A	140	13,006
MercadoLibre S.R.L (a)	22	23,291
O'Reilly Automotive, Inc. (a)	32	14,709
Pinduoduo Inc. - ADR (a)	126	9,319
Ross Stores Inc.	156	14,511
Starbucks Corporation	508	43,642
Tesla Inc. (a)	406	174,326
Trip.com Group Limited - ADR (a)	222	6,928
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	25	5,709
		919,068
Health Care 6.6%
Alexion Pharmaceuticals, Inc. (a)	96	11,011
Align Technology, Inc. (a)	35	11,346
Amgen Inc.	256	65,057
Biogen Inc. (a)	71	20,115
BioMarin Pharmaceutical Inc. (a)	80	6,050
Cerner Corp.	137	9,922
DexCom Inc. (a)	41	16,818
Gilead Sciences, Inc.	545	34,429
IDEXX Laboratories, Inc. (a)	36	14,316
Illumina, Inc. (a)	64	19,640
Incyte Corporation (a)	91	8,196
Intuitive Surgical, Inc. (a)	51	35,953
Moderna, Inc. (a)	172	12,194
Regeneron Pharmaceuticals, Inc. (a)	46	25,510
Seattle Genetics Inc. (a)	76	14,794
Vertex Pharmaceuticals Incorporated (a)	114	31,068
		336,419
Consumer Staples 4.6%
Costco Wholesale Corporation	192	68,219
Kraft Heinz Foods Company	529	15,836
Mondelez International, Inc. - Class A	620	35,632
Monster Beverage 1990 Corporation (a)	233	18,653
PepsiCo, Inc.	604	83,720
Walgreens Boots Alliance, Inc.	377	13,536
		235,596
Industrials 1.8%
Cintas Corp.	46	15,341
Copart Inc. (a)	100	10,517
CSX Corp.	338	26,216
Fastenal Co.	245	11,069
PACCAR Inc.	148	12,615
Verisk Analytics, Inc.	71	13,128
		88,886
Utilities 0.6%
Exelon Corporation	431	15,411
Xcel Energy Inc.	232	16,029
		31,440
Total Common Stocks (cost $2,776,882)		5,046,155
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	35,326	35,326
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	2,832	2,832
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	2,499	2,498
Total Short Term Investments (cost $40,656)		40,656
Total Investments 100.0% (cost $2,817,538)		5,086,811
Other Derivative Instruments 0.0%		254
Other Assets and Liabilities, Net 0.0%		1,248
Total Net Assets 100.0%		5,088,313

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	175	December 2020	39,338	254	587

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 99.4%
Real Estate 99.4%
Acadia Realty Trust	8	89
Agree Realty Corporation	5	324
Alexander & Baldwin, LLC	7	76
Alexander's, Inc.	—	55
Alexandria Real Estate Equities, Inc.	12	1,912
American Assets Trust, Inc.	5	121
American Campus Communities, Inc.	13	452
American Finance Trust, Inc. - Class A	11	67
American Homes 4 Rent - Class A	26	726
American Tower Corporation	42	10,159
Americold Realty Trust	19	675
Apartment Investment and Management Company - Class A	14	473
Apple Hospitality REIT, Inc.	20	189
Armada Hoffler Properties, Inc.	5	46
AvalonBay Communities, Inc.	13	1,991
Boston Properties Inc.	14	1,128
Brandywine Realty Trust	17	172
Brixmor Property Group Inc.	28	327
Camden Property Trust	9	825
Caretrust REIT, Inc.	9	159
Catchmark Timber Trust, Inc. - Class A	4	40
CBRE Group, Inc. - Class A (a)	32	1,491
Chatham Lodging Trust	4	32
City Office REIT, Inc.	5	38
Colony Capital, Inc. - Class A	46	126
Columbia Property Trust Inc.	11	116
Community Healthcare Trust Incorporated	2	96
CoreCivic, Inc.	12	94
CoreSite Realty Corporation	4	423
Corporate Office Properties Trust	11	256
Cousins Properties Incorporated	14	406
Crown Castle International Corp.	40	6,577
CubeSmart	18	590
Cushman & Wakefield PLC (a)	11	113
Cyrusone LLC	11	768
DiamondRock Hospitality Co.	18	93
Digital Realty Trust Inc.	25	3,732
Diversified Healthcare Trust	23	83
Douglas Emmett, Inc.	16	394
Duke Realty Corp.	35	1,293
Dwight A. Walker Real Estate, Inc. - Class A	2	53
Easterly Government Properties, Inc.	7	159
EastGroup Properties Inc.	4	482
Empire State Realty Trust Inc. - Class A	14	86
EPR Properties	7	202
Equinix, Inc.	8	6,377
Equity Commonwealth	11	303
Equity Lifestyle Properties, Inc.	16	1,010
Equity Residential	35	1,809
Essential Properties Realty Trust, Inc.	9	158
Essex Property Trust Inc.	6	1,250
eXp World Holdings, Inc. (a) (b)	3	105
Extra Space Storage Inc.	12	1,314
Federal Realty Investment Trust	7	498
First Industrial Realty Trust, Inc.	12	477
Five Point Holdings, LLC - Class A (a)	5	22
Florida Rock Properties, Inc. (a)	1	25
Forestar Group Inc. (a)	2	29
Four Corners Property Trust, Inc.	7	175
Franklin Street Properties Corp.	10	36
Front Yard Residential Corporation	5	40
Gaming and Leisure Properties, Inc.	20	742
Getty Realty Corp.	3	90
Gladstone Commercial Corp.	3	56
Global Healthcare REIT, Inc.	4	57
Global Net Lease Inc.	9	139
Healthcare Realty Trust Inc.	13	388
Healthcare Trust of America, Inc. - Class A	21	542
Healthpeak Properties, Inc.	51	1,390
Highwoods Properties Inc.	10	333
Host Hotels & Resorts, Inc.	67	725
Hudson Pacific Properties Inc.	14	316
Independence Realty Trust, Inc.	9	101
Industrial Logistics Properties Trust	6	137
Innovative Industrial Properties, Inc.	2	248
Investors Real Estate Trust	1	73
Invitation Homes Inc.	51	1,441
Iron Mountain Incorporated (b)	27	728
iStar Inc.	7	83
JBG Smith Properties	11	301
Jernigan Capital Inc.	2	39
Jones Lang LaSalle Incorporated (b)	5	471
Kennedy-Wilson Holdings Inc. (b)	12	175
Kilroy Realty Corporation	10	509
Kimco Realty Corporation	41	459
Kite Realty Naperville, LLC	8	90
Lamar Advertising Co. - Class A	8	545
Lexington Realty Trust	26	271
Life Storage Inc.	4	464
LTC Properties Inc.	4	131
Macerich Co. (b)	10	65
Mack-Cali Realty Corporation	9	112
Marcus & Millichap Inc. (a)	2	60
Medical Properties Trust, Inc.	50	884
MGM Growth Properties LLC - Class A	12	345
Mid-America Apartment Communities, Inc.	11	1,262
Monmouth Real Estate Investment Corp. - Class A	9	120
National Health Investors, Inc.	4	256
National Retail Properties, Inc.	16	566
National Storage Affiliates Trust	6	210
Newmark Group, Inc. - Class A	15	64
NexPoint Residential Trust, Inc.	2	81
Office Properties Income Trust	5	93
Omega Healthcare Investors, Inc.	21	641
One Liberty Properties Inc.	2	29
OUTFRONT Media Inc.	14	201
Paramount Group, Inc.	17	121
Park Hotels & Resorts Inc.	22	224
Pebblebrook Hotel Trust (b)	12	151
Physicians Realty Trust	19	345
Piedmont Office Realty Trust Inc. - Class A	12	162
PotlatchDeltic Corp.	6	271
Preferred Apartment Communities, Inc.	4	22
ProLogis Inc.	70	7,045
PS Business Parks, Inc.	2	236
Public Storage	15	3,320
QTS Realty Trust, Inc. - Class A	6	361
Rayonier Inc.	13	341
Realogy Holdings Corp. (a) (b)	11	99
Realty Income Corporation	33	1,976
Redfin Corporation (a)	9	442
Regency Centers Corp.	16	612
Retail Opportunity Investments Corp.	11	117
Retail Properties of America, Inc. - Class A	21	122
Rexford Industrial Realty, Inc.	12	531
RLJ III-EM Columbus Lessee, LLC	16	137
RPT Realty	7	41
Ryman Hospitality Properties, Inc.	5	179
Sabra Health Care REIT, Inc.	20	270
Safehold Inc. (b)	1	78
Saul Centers Inc.	1	37
SBA Communications Corporation	11	3,369
Seritage Growth Properties - Class A (a) (b)	3	43
Service Properties Trust	16	126
Simon Property Group, Inc.	29	1,873
SITE Centers Corp.	15	107
SL Green Realty Corp.	7	333
Spirit Realty Capital, Inc.	10	332
St. Joe Co. (a)	3	62
STAG Industrial, Inc.	14	434
STORE Capital Corp.	22	601
Summit Hotel Properties Inc.	10	50
Sun Communities Inc.	9	1,315
Sunstone Hotel Investors Inc.	20	159
Tanger Factory Outlet Centers Inc. (b)	9	54

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Taubman Centers Inc.	6	191
Tejon Ranch Co. (a)	2	31
Terreno Realty Corporation	6	354
The GEO Group, Inc.	11	130
The Howard Hughes Corporation (a)	4	228
The Rmr Group Inc. - Class A	1	37
UDR, Inc.	28	916
UMH Properties Inc.	3	43
Uniti Group Inc.	17	184
Universal Health Realty Income Trust	1	69
Urban Edge Properties	11	104
Urstadt Biddle Properties Inc. - Class A	3	24
Ventas, Inc.	35	1,482
VEREIT, Inc.	102	661
VICI Properties Inc.	45	1,042
Vornado Realty Trust	15	522
W.P. Carey Inc.	16	1,069
Washington REIT	8	160
Weingarten Realty Investors	12	197
Welltower Inc.	40	2,179
Weyerhaeuser Company	71	2,016
Whitestone REIT (b)	4	22
Xenia Hotels & Resorts Inc.	11	96
Total Common Stocks (cost $121,655)		105,225
SHORT TERM INVESTMENTS 1.2%
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	680	680
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	518	518
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	71	71
Total Short Term Investments (cost $1,269)		1,269
Total Investments 100.6% (cost $122,924)		106,494
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net (0.6)%		(638)
Total Net Assets 100.0%		105,860

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	15	December 2020	642	4	(3)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 400 MidCap Index Fund
COMMON STOCKS 99.2%
Consumer Discretionary 16.9%
Aaron's, Inc.	117	6,612
Adient Public Limited Company (a)	163	2,822
Adtalem Global Education Inc. (a)	89	2,184
American Eagle Outfitters, Inc. (b)	255	3,773
AutoNation, Inc. (a)	100	5,315
Boyd Gaming Corporation	140	4,291
Brink's Co.	88	3,628
Brunswick Corp.	136	8,014
Caesars Entertainment, Inc. (a)	341	19,119
Carter's Inc.	75	6,519
Choice Hotels International Inc.	50	4,311
Churchill Downs Inc.	61	10,002
Columbia Sportswear Co.	53	4,591
Cracker Barrel Old Country Store, Inc.	41	4,736
Dana Holding Corp.	249	3,071
Deckers Outdoor Corp. (a)	48	10,605
Delphi Technologies PLC (a) (b)	152	2,541
Dick's Sporting Goods Inc.	112	6,512
Dunkin' Brands Group Inc.	142	11,596
Five Below, Inc. (a)	96	12,206
Foot Locker, Inc.	180	5,962
Fox Factory Holding Corp. (a)	71	5,293
FTI Consulting Inc. (a)	63	6,659
Gentex Corp.	423	10,888
Graham Holdings Co.	7	2,859
Grand Canyon Education, Inc. (a)	82	6,538
Grubhub Holdings Inc. (a)	159	11,510
H & R Block, Inc.	331	5,400
Harley-Davidson, Inc.	266	6,531
Helen of Troy Ltd (a)	44	8,449
IAA Spinco Inc. (a)	232	12,089
Jack in the Box Inc.	39	3,092
JetBlue Airways Corporation (a)	467	5,294
KAR Auction Services, Inc.	225	3,238
KB Home	153	5,867
Kohl's Corporation	271	5,024
Lear Corporation	94	10,290
Lithia Motors Inc. - Class A	39	8,876
Marriott Vacations Worldwide Corporation	71	6,464
Mattel, Inc. (a) (b)	599	7,011
Murphy USA Inc. (a)	47	5,974
Nordstrom Inc. (b)	191	2,282
Ollie's Bargain Outlet Holdings Inc. (a)	98	8,598
Papa John's International Inc.	57	4,671
Penn National Gaming Inc. (a)	248	18,022
Polaris Industries Inc.	100	9,398
Pool Corporation	69	23,103
RH (a) (b)	27	10,154
Sally Beauty Holdings, Inc. (a)	200	1,739
Scientific Games Corporation - Class A (a)	96	3,344
Service Corp. International	303	12,794
Six Flags Operations Inc.	129	2,611
Skechers U.S.A. Inc. - Class A (a)	234	7,074
Strategic Education, Inc.	42	3,817
Taylor Morrison Home II Corporation - Class A (a)	226	5,559
Tempur Sealy International, Inc. (a)	83	7,417
Texas Roadhouse Inc.	112	6,811
The Goodyear Tire & Rubber Company	401	3,073
The Wendy's Company	311	6,940
Thor Industries Inc.	95	9,094
Toll Brothers Inc.	197	9,609
TopBuild Corp. (a)	57	9,710
TRI Pointe Homes, Inc. (a)	223	4,045
Urban Outfitters Inc. (a)	117	2,426
Visteon Corporation (a)	49	3,375
Williams-Sonoma Inc.	134	12,108
Wingstop Inc.	51	6,950
WW International, Inc. (a)	80	1,518
Wyndham Destinations, Inc.	147	4,514
Wyndham Hotels & Resorts, Inc.	161	8,128
		484,640
Information Technology 16.1%
ACI Worldwide, Inc. (a)	201	5,257
ADS Alliance Data Systems, Inc.	83	3,473
Arrow Electronics, Inc. (a)	134	10,504
ASGN Incorporated (a)	91	5,764
Avnet, Inc.	172	4,450
Belden Inc.	77	2,401
Blackbaud, Inc.	86	4,805
Cabot Microelectronics Corporation	50	7,215
CACI International Inc. - Class A (a)	43	9,251
CDK Global, Inc.	210	9,164
Ceridian HCM Holding Inc. (a)	224	18,483
Ciena Corp. (a)	266	10,561
Cirrus Logic Inc. (a)	100	6,762
Cognex Corp.	298	19,407
Coherent Inc. (a)	42	4,659
CommVault Systems Inc. (a)	80	3,282
CoreLogic, Inc.	137	9,246
Cree, Inc. (a)	189	12,030
Enphase Energy, Inc. (a)	218	17,999
Fair Isaac Corporation (a)	50	21,255
First Solar, Inc. (a)	145	9,589
II-VI Incorporated (a)	180	7,293
InterDigital Communications, Inc.	53	2,999
J2 Cloud Services, LLC (a)	77	5,312
Jabil Inc.	233	7,978
KBR, Inc.	246	5,495
Littelfuse Inc.	42	7,482
Liveramp, Inc. (a)	113	5,868
Lumentum Holdings Inc. (a)	130	9,738
Manhattan Associates Inc. (a)	110	10,492
MAXIMUS Inc.	106	7,252
MKS Instruments, Inc.	95	10,358
Monolithic Power Systems Inc.	73	20,338
National Instruments Corp.	228	8,136
NCR Corporation (a)	224	4,962
NetScout Systems, Inc. (a)	126	2,743
Paylocity Holding Corporation (a)	64	10,400
Perspecta Inc.	235	4,579
PTC Inc. (a)	180	14,885
Qualys, Inc. (a)	58	5,699
Sabre Corporation	541	3,520
Science Applications International Corp.	101	7,905
Semtech Corp. (a)	113	5,961
Silicon Laboratories Inc. (a)	75	7,362
SolarEdge Technologies Ltd. (a)	86	20,579
Synaptics Incorporated (a)	59	4,722
SYNNEX Corporation	71	9,976
Teradata Corporation (a)	190	4,319
Trimble Inc. (a)	431	20,996
Universal Display Corporation	74	13,334
ViaSat, Inc. (a)	111	3,825
Vishay Intertechnology Inc.	232	3,616
Wex, Inc. (a)	76	10,543
		464,224
Industrials 15.8%
Acuity Brands, Inc.	69	7,050
AECOM (a)	276	11,546
AGCO Corporation	106	7,837
Avis Budget Group, Inc. (a)	88	2,309
Axone Intelligence Inc. (a)	110	9,992
Builders FirstSource, Inc. (a)	203	6,608
Carlisle Cos. Inc.	94	11,492
Clean Harbors Inc. (a)	88	4,943
Colfax Corp. (a)	174	5,469
Crane Co.	85	4,279
Curtiss-Wright Corp.	71	6,658
Donaldson Co. Inc.	218	10,132
Dycom Industries, Inc. (a)	54	2,875
EMCOR Group, Inc.	95	6,417
EnerSys	73	4,917
Fluor Corp.	218	1,919
GATX Corporation (b)	61	3,887
Generac Holdings Inc. (a) (b)	109	21,029

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Graco Inc.	289	17,704
Healthcare Services Group Inc. (b)	127	2,730
Herman Miller Inc.	102	3,085
Hexcel Corp.	145	4,858
HNI Corp.	73	2,293
Hubbell Inc.	93	12,772
Insperity, Inc.	63	4,130
ITT Industries Holdings, Inc.	149	8,771
Kennametal Inc.	144	4,178
Kirby Corp. (a)	103	3,714
Knight-Swift Transportation Holdings Inc. - Class A	219	8,895
Landstar System Inc.	66	8,327
Lennox International Inc.	60	16,435
Lincoln Electric Holdings Inc.	102	9,396
ManpowerGroup Inc.	100	7,356
MasTec Inc. (a) (b)	98	4,116
Mercury Systems Inc. (a)	97	7,529
Middleby Corp. (a)	96	8,577
MSA Safety Inc.	62	8,382
MSC Industrial Direct Co. - Class A	79	4,981
Nordson Corp.	93	17,833
Nvent Electric Public Limited Company	295	5,214
Oshkosh Corp.	118	8,653
Owens Corning Inc.	187	12,846
Regal-Beloit Corp.	70	6,572
Ryder System, Inc.	93	3,920
Stericycle Inc. (a)	158	9,974
SunRun Inc. (a)	219	16,910
Terex Corp.	120	2,327
Tetra Tech, Inc.	93	8,922
Timken Co.	117	6,327
Toro Co.	186	15,579
Trex Company, Inc. (a)	200	14,346
Trinity Industries Inc. (b)	152	2,961
Valmont Industries Inc.	37	4,622
Watsco Inc.	56	13,158
Werner Enterprises Inc.	101	4,228
Woodward Governor Co.	101	8,070
XPO Logistics, Inc. (a)	158	13,358
		453,408
Financials 13.6%
Affiliated Managers Group, Inc.	80	5,459
Alleghany Corporation	25	12,895
American Financial Group, Inc.	123	8,256
Associated Banc-Corp	269	3,397
BancorpSouth Bank	165	3,190
Bank of Hawaii Corporation	70	3,534
Bank OZK	207	4,414
Brighthouse Financial, Inc. (a)	162	4,355
Brown & Brown Inc.	404	18,305
Cathay General Bancorp	128	2,767
CIT Group Inc.	172	3,039
CNO Financial Group, Inc.	242	3,889
Commerce Bancshares Inc.	173	9,717
Cullen/Frost Bankers Inc.	97	6,201
East West Bancorp, Inc.	243	7,960
Eaton Vance Corp.	196	7,483
Essent Group Ltd.	193	7,154
Evercore Inc. - Class A	69	4,550
FactSet Research Systems Inc.	65	21,924
Federated Investors, Inc. - Class B	165	3,552
First American Financial Corporation	192	9,764
First Financial Bankshares, Inc.	244	6,808
First Horizon National Corporation	957	9,023
FirstCash, Inc.	72	4,129
FNB Corp.	565	3,832
Fulton Financial Corp.	282	2,629
Genworth Financial, Inc. - Class A (a)	863	2,890
Glacier Bancorp, Inc.	165	5,304
Hancock Whitney Co.	151	2,834
Hanover Insurance Group Inc.	65	6,031
Home BancShares, Inc.	260	3,943
Interactive Brokers Group, Inc.	137	6,629
International Bancshares Corporation	96	2,492
Janus Henderson Group PLC	259	5,617
Jefferies Financial Group Inc.	376	6,761
Kemper Corp.	106	7,087
LendingTree, Inc. (a) (b)	14	4,157
Mercury General Corp.	45	1,863
Navient Corporation	336	2,841
New York Community Bancorp Inc.	802	6,630
Old Republic International Corp.	486	7,159
PacWest Bancorp	201	3,436
Pinnacle Financial Partners, Inc.	132	4,682
Primerica, Inc.	69	7,771
Prosperity Bancshares Inc.	159	8,254
Reinsurance Group of America, Incorporated	117	11,127
RenaissanceRe Holdings Ltd	88	14,969
RLI Corp.	68	5,683
SEI Investments Co.	209	10,610
Selective Insurance Group Inc.	104	5,334
Signature Bank	92	7,638
SLM Corporation	647	5,234
Sterling Bancorp	341	3,588
Stifel Financial Corp.	119	6,010
Synovus Financial Corp.	255	5,405
TCF Financial Corporation	263	6,139
Texas Capital Bancshares, Inc. (a)	88	2,740
Trustmark Corp.	110	2,361
UMB Financial Corp.	75	3,676
Umpqua Holdings Corp.	383	4,072
United Bankshares Inc.	225	4,834
Valley National Bancorp	701	4,800
Washington Federal Inc.	130	2,713
Webster Financial Corp.	156	4,120
Wintrust Financial Corporation	99	3,948
		389,608
Health Care 11.0%
Acadia Healthcare Company, Inc. (a)	152	4,490
Amedisys, Inc. (a)	56	13,213
Arrowhead Pharmaceuticals Inc (a)	178	7,659
Avanos Medical, Inc. (a)	83	2,761
Bio-Techne Corporation	66	16,447
Cantel Medical Corp.	64	2,803
Charles River Laboratories International Inc. (a)	86	19,381
Chemed Corporation	27	13,202
Emergent BioSolutions Inc. (a)	78	8,024
Encompass Health Corporation	172	11,178
Exelixis, Inc. (a)	532	13,003
Globus Medical Inc. - Class A (a)	131	6,475
Haemonetics Corp. (a)	88	7,677
HealthEquity, Inc. (a)	133	6,837
Hill-Rom Holdings Inc.	115	9,565
ICU Medical, Inc. (a)	34	6,144
Integra LifeSciences Holdings Corp. (a)	121	5,734
Jazz Pharmaceuticals Public Limited Company (a)	95	13,589
LHC Group, Inc. (a)	54	11,553
Ligand Pharmaceuticals Incorporated (a) (b)	28	2,627
LivaNova PLC (a)	85	3,823
Masimo Corp. (a)	87	20,560
Mednax, Inc. (a)	147	2,386
Medpace Holdings, Inc. (a)	47	5,236
Molina Healthcare, Inc. (a)	103	18,773
Nektar Therapeutics (a) (b)	311	5,158
NuVasive Inc. (a)	88	4,262
Patterson Cos. Inc.	149	3,592
Penumbra, Inc. (a) (b)	58	11,231
PRA Health Sciences, Inc. (a)	110	11,163
Prestige Consumer Healthcare Inc. (a)	87	3,183
Quidel Corporation (a)	66	14,509
Repligen Corporation (a)	84	12,399
Syneos Health, Inc. - Class A (a)	119	6,302
Tenet Healthcare Corporation (a)	183	4,495
United Therapeutics Corporation (a)	77	7,785
		317,219
Real Estate 9.2%
American Campus Communities, Inc.	238	8,307
Brixmor Property Group Inc.	512	5,985

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Camden Property Trust	169	15,006
CoreSite Realty Corporation	74	8,771
Corporate Office Properties Trust	194	4,608
Cousins Properties Incorporated	255	7,297
Cyrusone LLC	201	14,092
Douglas Emmett, Inc.	285	7,152
EastGroup Properties Inc.	68	8,829
EPR Properties	128	3,508
First Industrial Realty Trust, Inc.	220	8,757
Healthcare Realty Trust Inc.	236	7,101
Highwoods Properties Inc.	178	5,986
Hudson Pacific Properties Inc.	263	5,770
JBG Smith Properties	195	5,224
Jones Lang LaSalle Incorporated	89	8,542
Kilroy Realty Corporation	180	9,366
Lamar Advertising Co. - Class A	149	9,832
Life Storage Inc.	81	8,490
Macerich Co. (b)	189	1,281
Medical Properties Trust, Inc.	915	16,133
National Retail Properties, Inc.	299	10,329
Omega Healthcare Investors, Inc.	393	11,759
Park Hotels & Resorts Inc.	407	4,063
Pebblebrook Hotel Trust (b)	227	2,847
Physicians Realty Trust	361	6,469
PotlatchDeltic Corp.	115	4,824
PS Business Parks, Inc.	35	4,280
Rayonier Inc.	234	6,196
Rexford Industrial Realty, Inc.	214	9,774
Sabra Health Care REIT, Inc.	356	4,911
Service Properties Trust	285	2,267
Spirit Realty Capital, Inc.	179	6,030
STORE Capital Corp.	392	10,765
Taubman Centers Inc.	107	3,571
The GEO Group, Inc.	206	2,341
Urban Edge Properties	186	1,807
Weingarten Realty Investors	210	3,567
		265,837
Materials 6.0%
AptarGroup, Inc.	111	12,561
Ashland Global Holdings Inc.	93	6,627
Avient Corporation	159	4,209
Cabot Corp.	99	3,553
Commercial Metals Co.	204	4,073
Compass Minerals International, Inc.	59	3,508
Domtar Corp.	94	2,470
Eagle Materials Inc.	72	6,203
Greif Inc. - Class A	46	1,673
Ingevity Corporation (a)	71	3,523
Louisiana-Pacific Corp.	195	5,749
Minerals Technologies Inc.	59	2,995
NewMarket Corp.	13	4,307
O-I Glass, Inc.	272	2,878
Olin Corporation	248	3,068
Reliance Steel & Aluminum Co.	110	11,240
Royal Gold Inc.	114	13,647
RPM International Inc.	224	18,547
Scotts Miracle-Gro Co. - Class A	70	10,709
Sensient Technologies Corporation	74	4,275
Silgan Holdings Inc.	137	5,024
Sonoco Products Co.	174	8,862
Steel Dynamics Inc.	344	9,842
The Chemours Company	284	5,929
United States Steel Corporation (b)	378	2,777
Univar Solutions Inc. (a)	293	4,944
Valvoline, Inc.	320	6,085
Worthington Industries Inc.	61	2,504
		171,782
Consumer Staples 4.0%
BJ's Wholesale Club Holdings, Inc. (a)	239	9,937
Boston Beer Co. Inc. - Class A (a)	16	13,855
Casey's General Stores Inc.	63	11,281
Coty Inc. - Class A	486	1,313
Darling Ingredients Inc. (a)	278	10,035
Edgewell Personal Care Colombia S A S (a)	93	2,605
Energizer Holdings, Inc.	101	3,971
Flowers Foods Inc.	341	8,308
Grocery Outlet Holding Corp. (a)	144	5,676
Hain Celestial Group Inc. (a)	145	4,971
Ingredion Inc.	116	8,766
Lancaster Colony Corp.	34	5,997
Nu Skin Enterprises, Inc. - Class A	89	4,479
Pilgrim's Pride Corporation (a)	88	1,317
Post Holdings, Inc. (a)	108	9,311
Sanderson Farms Inc.	34	3,996
Sprouts Farmers Market, Inc. (a)	202	4,227
Tootsie Roll Industries Inc. (b)	31	972
Treehouse Foods, Inc. (a)	97	3,918
		114,935
Utilities 3.7%
ALLETE, Inc.	89	4,599
Black Hills Corporation	108	5,758
Essential Utilities, Inc.	386	15,544
Hawaiian Electric Industries Inc.	187	6,229
IDACORP Inc.	87	6,925
MDU Resources Group Inc.	347	7,801
National Fuel Gas Company	158	6,408
New Jersey Resources Corp.	165	4,462
NorthWestern Corp.	88	4,302
OGE Energy Corp.	344	10,326
One Gas, Inc.	91	6,268
PNM Resources, Inc.	137	5,684
Southwest Gas Corp.	96	6,076
Spire, Inc.	89	4,724
UGI Corp.	358	11,823
		106,929
Communication Services 1.8%
AMC Networks, Inc. - Class A (a)	69	1,706
Cable One, Inc.	9	17,593
Cinemark Holdings, Inc. (b)	183	1,835
John Wiley & Sons Inc. - Class A	76	2,410
New York Times Co. - Class A	250	10,684
TEGNA Inc.	375	4,406
Telephone & Data Systems Inc.	173	3,185
TripAdvisor Inc.	167	3,273
World Wrestling Entertainment, Inc. - Class A (b)	80	3,225
Yelp Inc. - Class A (a)	119	2,396
		50,713
Energy 1.1%
Antero Midstream Corporation	490	2,630
ChampionX Corporation (a)	324	2,589
Cimarex Energy Co.	175	4,252
CNX Resources Corporation (a)	377	3,561
EQT Corporation	439	5,672
Equitrans Midstream Corp.	702	5,941
Murphy Oil Corporation (b)	252	2,249
World Fuel Services Corp.	109	2,304
WPX Energy, Inc. (a)	690	3,383
		32,581
Total Common Stocks (cost $2,688,203)		2,851,876
SHORT TERM INVESTMENTS 1.2%
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	26,445	26,445
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	5,193	5,193
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	2,286	2,285
Total Short Term Investments (cost $33,923)		33,923
Total Investments 100.4% (cost $2,722,126)		2,885,799
Other Derivative Instruments 0.0%		194
Other Assets and Liabilities, Net (0.4)%		(11,032)
Total Net Assets 100.0%		2,874,961

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon S&P 400 MidCap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	129	December 2020	23,941	194	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 99.5%
Information Technology 26.9%
Accenture Public Limited Company - Class A	217	49,132
Adobe Inc. (a)	164	80,448
Advanced Micro Devices, Inc. (a)	403	33,004
Akamai Technologies, Inc. (a) (b)	57	6,251
Amphenol Corporation - Class A	101	10,887
Analog Devices, Inc. (b)	127	14,826
ANSYS, Inc. (a)	30	9,703
Apple Inc.	5,505	637,513
Applied Materials, Inc.	311	18,475
Arista Networks, Inc. (a) (b)	18	3,789
Autodesk, Inc. (a)	75	17,390
Automatic Data Processing, Inc.	149	20,774
Broadcom Inc.	138	50,216
Broadridge Financial Solutions, Inc.	40	5,283
Cadence Design Systems Inc. (a)	95	10,116
CDW Corp.	49	5,822
Cisco Systems, Inc.	1,447	56,999
Citrix Systems Inc.	42	5,829
Cognizant Technology Solutions Corp. - Class A (b)	187	12,972
Corning Incorporated	267	8,667
DXC Technology Company	93	1,656
Equifax Inc.	41	6,396
F5 Networks, Inc. (a)	21	2,634
Fidelity National Information Services, Inc.	213	31,360
Fiserv, Inc. (a)	191	19,732
FleetCor Technologies Inc. (a)	29	6,899
FLIR Systems Inc.	43	1,530
Fortinet, Inc. (a)	45	5,306
Gartner Inc. (a)	31	3,825
Global Payments Inc.	103	18,380
Hewlett Packard Enterprise Company (b)	442	4,144
HP Inc.	474	9,001
IHS Markit Ltd.	129	10,115
Intel Corporation	1,454	75,304
International Business Machines Corporation	306	37,251
Intuit Inc.	90	29,205
IPG Photonics Corporation (a)	13	2,168
Jack Henry & Associates Inc.	26	4,244
Juniper Networks, Inc.	118	2,534
Keysight Technologies, Inc. (a) (b)	63	6,224
KLA-Tencor Corp.	53	10,364
Lam Research Corp.	50	16,604
Leidos Holdings Inc.	46	4,141
MasterCard Incorporated - Class A	302	102,194
Maxim Integrated Products, Inc.	92	6,240
Microchip Technology Incorporated (b)	87	8,896
Micron Technology, Inc. (a)	381	17,907
Microsoft Corporation	2,591	545,012
Motorola Solutions Inc.	58	9,109
NetApp, Inc.	77	3,392
NortonLifelock Inc.	193	4,020
NVIDIA Corporation	211	114,241
Oracle Corporation	660	39,415
Paychex Inc.	108	8,577
Paycom Software, Inc. (a)	17	5,338
Paypal Holdings, Inc. (a)	401	79,047
Qorvo, Inc. (a)	38	4,933
Qualcomm Incorporated (b)	388	45,683
Salesforce.Com, Inc. (a)	311	78,209
Seagate Technology Public Limited Company (b)	80	3,957
ServiceNow, Inc. (a) (b)	66	31,878
Skyworks Solutions, Inc.	58	8,495
Synopsys Inc. (a)	51	10,905
TE Connectivity Ltd.	114	11,189
Teradyne Inc.	53	4,221
Texas Instruments Incorporated	313	44,676
Tyler Technologies Inc. (a) (b)	13	4,637
Western Digital Corporation	100	3,648
Xerox Holdings Corporation	63	1,183
Xilinx, Inc. (b)	85	8,818
Zebra Technologies Corp. - Class A (a)	18	4,615
		2,577,548
Health Care 14.2%
Abbott Laboratories	605	65,877
AbbVie Inc.	603	52,832
ABIOMED, Inc. (a)	15	4,154
Agilent Technologies, Inc.	106	10,737
Alexion Pharmaceuticals, Inc. (a)	74	8,516
Align Technology, Inc. (a)	24	7,875
AmerisourceBergen Corporation	53	5,093
Amgen Inc.	200	50,866
Anthem, Inc.	86	23,217
Baxter International Inc.	176	14,154
Becton, Dickinson and Company	100	23,223
Biogen Inc. (a)	55	15,480
Bio-Rad Laboratories, Inc. - Class A (a)	7	3,686
Boston Scientific Corporation (a)	492	18,813
Bristol-Myers Squibb Company	776	46,767
Cardinal Health, Inc.	102	4,783
Catalent Inc. (a)	53	4,498
Centene Corporation (a)	200	11,647
Cerner Corp. (b)	105	7,609
Cigna Holding Company	125	21,191
Cooper Cos. Inc. (b)	17	5,599
CVS Health Corporation	451	26,321
Danaher Corporation	216	46,444
DaVita Inc. (a)	29	2,474
Dentsply Sirona Inc.	77	3,349
DexCom Inc. (a)	33	13,545
Edwards Lifesciences Corporation (a)	216	17,214
Eli Lilly & Co.	271	40,136
Gilead Sciences, Inc.	428	27,023
HCA Healthcare, Inc.	90	11,249
Henry Schein Inc. (a)	52	3,031
Hologic Inc. (a)	90	6,012
Humana Inc.	46	18,876
IDEXX Laboratories, Inc. (a)	29	11,529
Illumina, Inc. (a)	51	15,648
Incyte Corporation (a)	62	5,577
Intuitive Surgical, Inc. (a)	40	28,528
IQVIA Inc. (a)	65	10,321
Johnson & Johnson	901	134,132
Laboratory Corporation of America Holdings (a)	34	6,361
McKesson Corporation	56	8,306
Medtronic Public Limited Company	460	47,837
Merck & Co., Inc.	865	71,744
Mettler-Toledo International Inc. (a)	8	7,974
Mylan Holdings Ltd. (a)	166	2,466
PerkinElmer Inc.	36	4,570
Perrigo Company Public Limited Company	46	2,097
Pfizer Inc.	1,900	69,732
Quest Diagnostics Incorporated	46	5,244
Regeneron Pharmaceuticals, Inc. (a)	36	20,085
ResMed Inc.	50	8,540
Steris Limited	29	5,064
Stryker Corporation	112	23,401
Teleflex Incorporated	16	5,306
Thermo Fisher Scientific Inc.	135	59,702
UnitedHealth Group Incorporated	325	101,358
Universal Health Services Inc. - Class B	26	2,792
Varian Medical Systems, Inc. (a)	30	5,204
Vertex Pharmaceuticals Incorporated (a)	89	24,319
Waters Corp. (a)	21	4,182
West Pharmaceutical Services Inc.	26	7,086
Zimmer Biomet Holdings, Inc.	70	9,493
Zoetis Inc. - Class A	164	27,107
		1,357,996
Communication Services 11.1%
Activision Blizzard, Inc.	265	21,416
Alphabet Inc. - Class A (a)	103	150,705
Alphabet Inc. - Class C (a)	100	147,657
AT&T Inc.	2,436	69,458
Booking Holdings Inc. (a)	14	24,174
CenturyLink Inc. (b)	345	3,480

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Charter Communications, Inc. - Class A (a) (b)	51	32,146
Comcast Corporation - Class A	1,559	72,108
Discovery, Inc. - Class A (a) (b)	55	1,201
Discovery, Inc. - Class C (a) (b)	116	2,274
Dish Network Corporation - Class A (a)	86	2,509
Electronic Arts Inc. (a)	100	13,043
Expedia Group, Inc. (b)	47	4,281
Facebook, Inc. - Class A (a)	823	215,537
Fox Corporation - Class A (b)	117	3,245
Fox Corporation - Class B (b)	53	1,492
Interpublic Group of Cos. Inc.	128	2,135
Live Nation Entertainment, Inc. (a) (b)	48	2,574
Netflix, Inc. (a)	151	75,404
News Corporation - Class A	140	1,968
News Corporation - Class B (b)	38	526
Omnicom Group Inc. (b)	73	3,599
Take-Two Interactive Software Inc. (a)	39	6,441
T-Mobile USA, Inc. (a)	200	22,825
Twitter, Inc. (a) (b)	269	11,954
VeriSign, Inc. (a)	35	7,222
Verizon Communications Inc.	1,415	84,198
ViacomCBS Inc. - Class B (b)	185	5,196
Walt Disney Co. (b)	618	76,682
		1,065,450
Consumer Discretionary 11.0%
Advance Auto Parts, Inc.	24	3,740
Amazon.com, Inc. (a)	146	459,009
Aptiv PLC	92	8,474
AutoZone, Inc. (a)	8	9,475
Best Buy Co., Inc.	79	8,806
BorgWarner Inc. (b)	69	2,660
Carmax Inc. (a) (b)	57	5,194
Carnival Plc (b)	167	2,542
Chipotle Mexican Grill Inc. (a)	10	11,899
D.R. Horton, Inc. (b)	112	8,495
Darden Restaurants Inc.	46	4,620
Delta Air Lines, Inc. (b)	218	6,660
Dollar Tree Inc. (a)	79	7,259
Domino's Pizza, Inc.	13	5,566
eBay Inc.	230	11,963
ETSY, Inc. (a)	38	4,643
Ford Motor Company	1,346	8,964
Gap Inc. (b)	74	1,266
Garmin Ltd.	48	4,587
General Motors Company	434	12,844
Genuine Parts Co.	49	4,705
Hanesbrands Inc. (b)	122	1,929
Hasbro, Inc. (b)	43	3,569
Hilton Worldwide Holdings Inc.	94	7,995
L Brands, Inc. (b)	76	2,405
Las Vegas Sands Corp.	115	5,346
Leggett & Platt Inc. (b)	45	1,837
Lennar Corporation - Class A (b)	96	7,839
LKQ Corporation (a)	97	2,682
Lowe`s Companies, Inc.	258	42,812
Marriott International, Inc. - Class A	92	8,563
McDonald's Corporation	254	55,823
MGM Resorts International (b)	143	3,101
Mohawk Industries Inc. (a)	21	2,095
Newell Brands Inc. (b)	130	2,222
NIKE, Inc. - Class B	428	53,730
Norwegian Cruise Line Holdings Ltd. (a) (b)	91	1,552
NVR, Inc. (a)	1	4,806
O'Reilly Automotive, Inc. (a)	25	11,583
Pulte Homes Inc.	92	4,247
PVH Corp. (b)	26	1,527
Ralph Lauren Corp. - Class A (b)	16	1,058
Ross Stores Inc.	123	11,439
Royal Caribbean Cruises Ltd. (b)	57	3,684
Southwest Airlines Co.	202	7,558
Stanley Black & Decker, Inc.	53	8,613
Starbucks Corporation	402	34,570
Tapestry Inc.	95	1,488
The Home Depot, Inc.	368	102,268
Tiffany & Co.	36	4,144
TJX Cos. Inc.	413	22,969
Tractor Supply Co.	41	5,867
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	19	4,266
Under Armour Inc. - Class A (a) (b)	65	728
Under Armour Inc. - Class C (a) (b)	65	642
United Airlines Holdings, Inc. (a) (b)	99	3,451
VF Corp.	110	7,700
Whirlpool Corporation (b)	22	4,037
Wynn Resorts Ltd. (b)	32	2,305
Yum! Brands, Inc.	103	9,393
		1,055,214
Financials 10.9%
AFLAC Incorporated	229	8,338
American Express Company	225	22,510
American International Group, Inc.	294	8,086
Ameriprise Financial, Inc.	42	6,519
AON Public Limited Company (b)	80	16,512
Arthur J Gallagher & Co.	65	6,896
Assurant, Inc.	21	2,503
Bank of America Corporation	2,607	62,796
Berkshire Hathaway Inc. - Class B (a)	678	144,449
BlackRock, Inc.	48	27,256
Capital One Financial Corporation	159	11,437
Cboe Global Markets, Inc.	38	3,336
Chubb Limited	155	17,974
Cincinnati Financial Corporation (b)	50	3,878
Citigroup Inc.	710	30,629
Citizens Financial Group Inc.	147	3,726
CME Group Inc.	123	20,630
Comerica Inc.	51	1,939
Discover Financial Services	106	6,140
E*TRADE Financial Corp.	79	3,971
Everest Re Group, Ltd.	14	2,748
Fifth Third Bancorp	247	5,266
First Republic Bank	59	6,442
Franklin Resources Inc. (b)	96	1,950
Globe Life Inc.	32	2,569
Huntington Bancshares Incorporated (b)	352	3,228
Intercontinental Exchange, Inc.	193	19,293
Invesco Ltd. (b)	134	1,534
JPMorgan Chase & Co.	1,043	100,371
KeyCorp	343	4,098
Lincoln National Corporation (b)	59	1,844
Loews Corp.	83	2,899
M&T Bank Corporation	45	4,169
MarketAxess Holdings Inc.	13	6,110
Marsh & McLennan Companies, Inc.	173	19,788
MetLife, Inc.	265	9,850
Moody's Corp.	56	16,099
Morgan Stanley	413	19,945
MSCI Inc.	29	10,452
NASDAQ Inc.	40	4,906
Northern Trust Corp.	73	5,723
People's United Financial Inc. (b)	151	1,552
Principal Financial Group, Inc.	90	3,623
Progressive Corp.	202	19,080
Prudential Financial Inc.	137	8,728
Raymond James Financial Inc. (b)	40	2,924
Regions Financial Corporation (b)	342	3,949
S&P Global Inc.	82	29,647
State Street Corporation	119	7,052
SVB Financial Group (a)	18	4,316
Synchrony Financial	186	4,864
T. Rowe Price Group, Inc.	78	10,030
The Allstate Corporation	108	10,131
The Bank of New York Mellon Corporation (c)	284	9,770
The Charles Schwab Corporation (b)	395	14,309
The Goldman Sachs Group, Inc.	118	23,627
The Hartford Financial Services Group, Inc.	120	4,434
The PNC Financial Services Group, Inc.	147	16,108
The Travelers Companies, Inc.	88	9,561
Truist Financial Corporation	462	17,580
U.S. Bancorp	473	16,971

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Unum Group	75	1,260
Visa Inc. - Class A (b)	577	115,357
W. R. Berkley Corporation	49	3,008
Wells Fargo & Company	1,408	33,111
Western Union Co.	144	3,083
Willis Towers Watson Public Limited Company	44	9,232
Zions Bancorp	60	1,758
		1,043,874
Industrials 7.8%
3M Company	198	31,663
Alaska Air Group, Inc.	41	1,505
Allegion Public Limited Company (b)	31	3,041
American Airlines Group Inc. (b)	172	2,114
AMETEK, Inc.	79	7,857
AO Smith Corp. (b)	50	2,634
C.H. Robinson Worldwide, Inc. (b)	47	4,773
Carrier Global Corporation	272	8,309
Caterpillar Inc.	187	27,867
Cintas Corp. (b)	30	9,924
Copart Inc. (a)	69	7,267
CSX Corp.	263	20,460
Cummins Inc.	51	10,766
Deere & Company	107	23,674
Dover Corporation	49	5,310
Eaton Corporation Public Limited Company	138	14,100
Emerson Electric Co. (b)	206	13,519
Expeditors International of Washington Inc.	59	5,321
Fastenal Co.	193	8,685
FedEx Corporation	83	20,867
Flowserve Corporation (b)	45	1,226
Fortive Corporation	115	8,751
Fortune Brands Home & Security, Inc. (b)	46	3,977
General Dynamics Corporation	80	11,031
General Electric Company (b)	3,006	18,728
Honeywell International Inc.	240	39,453
Howmet Aerospace Inc.	132	2,199
Huntington Ingalls Industries Inc.	14	1,971
IDEX Corporation (b)	25	4,650
Illinois Tool Works Inc.	100	19,237
Ingersoll Rand Inc. (a) (b)	122	4,326
Jacobs Engineering Group Inc. (b)	46	4,224
JB Hunt Transport Services Inc.	28	3,543
Johnson Controls International Public Limited Company	252	10,302
Kansas City Southern	33	5,890
L3Harris Technologies, Inc.	73	12,472
Lockheed Martin Corporation	85	32,449
Masco Corporation	91	5,035
Nielsen Holdings plc	121	1,712
Norfolk Southern Corporation	88	18,796
Northrop Grumman Systems Corp.	53	16,877
Old Dominion Freight Line Inc.	32	5,875
Otis Worldwide Corporation	140	8,756
PACCAR Inc. (b)	118	10,081
Parker-Hannifin Corporation	45	9,006
Pentair Public Limited Company	55	2,498
Quanta Services, Inc.	45	2,382
Raytheon BBN Technologies Corp.	524	30,155
Republic Services Inc.	72	6,759
Robert Half International Inc.	41	2,149
Rockwell Automation Inc.	40	8,827
Rollins Inc.	50	2,723
Roper Technologies, Inc.	36	14,184
Snap-On Inc. (b)	19	2,777
Teledyne Technologies Inc. (a)	12	3,805
Textron Inc.	82	2,962
The Boeing Company	183	30,184
Trane Technologies Public Limited Company	81	9,812
TransDigm Group Inc. (b)	19	8,814
Union Pacific Corporation	232	45,659
United Parcel Service Inc. - Class B	243	40,507
United Rentals Inc. (a) (b)	25	4,342
Verisk Analytics, Inc.	56	10,437
W. W. Grainger, Inc. (b)	15	5,370
Wabtec Corp.	61	3,785
Waste Management, Inc.	132	14,975
Xylem Inc. (b)	60	5,027
		748,356
Consumer Staples 7.4%
Altria Group, Inc.	634	24,483
Archer-Daniels-Midland Company	189	8,764
Brown-Forman Corp. - Class B (b)	61	4,615
Campbell Soup Company (b)	69	3,336
Church & Dwight Co. Inc.	82	7,693
Colgate-Palmolive Co.	295	22,759
ConAgra Brands Inc.	165	5,889
Constellation Brands, Inc. - Class A	58	10,972
Costco Wholesale Corporation	152	53,858
Dollar General Corporation	86	17,972
Estee Lauder Cos. Inc. - Class A	77	16,749
General Mills, Inc.	209	12,866
Hershey Co.	50	7,190
Hormel Foods Corp. (b)	97	4,751
JM Smucker Co. (b)	38	4,409
Kellogg Co. (b)	85	5,495
Kimberly-Clark Corporation	116	17,166
Kraft Heinz Foods Company	214	6,424
Lamb Weston Holdings Inc. (b)	49	3,233
McCormick & Co. Inc.	43	8,318
Molson Coors Beverage Company - Class B (b)	63	2,105
Mondelez International, Inc. - Class A	487	27,988
Monster Beverage 1990 Corporation (a)	125	10,025
PepsiCo, Inc.	473	65,607
Philip Morris International Inc.	534	40,082
Procter & Gamble Co.	852	118,396
Sysco Corp.	173	10,736
Target Corporation	173	27,225
The Clorox Company (b)	43	9,074
The Coca-Cola Company	1,322	65,255
The Kroger Co.	272	9,220
Tyson Foods Inc. - Class A	99	5,901
Walgreens Boots Alliance, Inc. (b)	248	8,908
Walmart Inc.	475	66,417
		713,881
Utilities 3.0%
Alliant Energy Corporation	81	4,209
Ameren Corporation	85	6,714
American Electric Power Company, Inc.	170	13,925
American Water Works Company, Inc.	62	9,010
Atmos Energy Corporation (b)	42	4,025
CenterPoint Energy, Inc.	187	3,622
CMS Energy Corp.	99	6,069
Consolidated Edison, Inc. (b)	114	8,876
Dominion Energy, Inc.	289	22,831
DTE Energy Company (b)	65	7,492
Duke Energy Corporation	251	22,222
Edison International	130	6,612
Entergy Corporation	67	6,600
Evergy, Inc.	80	4,059
Eversource Energy	116	9,679
Exelon Corporation	335	11,997
FirstEnergy Corp.	182	5,217
NextEra Energy, Inc.	168	46,603
NiSource Inc.	124	2,736
NRG Energy, Inc.	89	2,724
Pinnacle West Capital Corp.	38	2,815
PPL Corporation	265	7,206
Public Service Enterprise Group Inc.	171	9,364
Sempra Energy	101	11,923
The AES Corporation	223	4,035
The Southern Company	361	19,576
WEC Energy Group Inc.	109	10,534
Xcel Energy Inc.	181	12,501
		283,176
Real Estate 2.6%
Alexandria Real Estate Equities, Inc. (b)	40	6,472
American Tower Corporation	152	36,786
Apartment Investment and Management Company - Class A	54	1,813

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
AvalonBay Communities, Inc. (b)	48	7,228
Boston Properties Inc.	49	3,913
CBRE Group, Inc. - Class A (a)	113	5,314
Crown Castle International Corp.	143	23,818
Digital Realty Trust Inc. (b)	92	13,569
Duke Realty Corp.	128	4,741
Equinix, Inc.	30	23,073
Equity Residential (b)	118	6,061
Essex Property Trust Inc.	23	4,617
Extra Space Storage Inc.	43	4,549
Federal Realty Investment Trust (b)	25	1,856
Healthpeak Properties, Inc.	185	5,024
Host Hotels & Resorts, Inc. (b)	247	2,660
Iron Mountain Incorporated (b)	96	2,565
Kimco Realty Corporation	139	1,562
Mid-America Apartment Communities, Inc.	39	4,478
ProLogis Inc.	255	25,622
Public Storage (b)	52	11,567
Realty Income Corporation (b)	118	7,196
Regency Centers Corp.	55	2,110
SBA Communications Corporation	39	12,281
Simon Property Group, Inc. (b)	103	6,650
SL Green Realty Corp. (b)	28	1,283
UDR, Inc. (b)	103	3,348
Ventas, Inc.	124	5,216
Vornado Realty Trust (b)	54	1,811
Welltower Inc.	144	7,919
Weyerhaeuser Company	259	7,400
		252,502
Materials 2.6%
Air Products and Chemicals, Inc.	76	22,613
Albemarle Corporation (b)	38	3,354
Amcor Plc (b)	546	6,033
Avery Dennison Corporation	27	3,474
Ball Corporation	112	9,270
Celanese Corp. - Class A	42	4,507
CF Industries Holdings Inc.	78	2,407
Corteva, Inc.	252	7,265
Dow Inc.	252	11,866
DuPont de Nemours, Inc.	252	13,992
Eastman Chemical Co.	46	3,625
Ecolab Inc.	84	16,882
FMC Corporation	44	4,618
Freeport-McMoRan Inc. - Class B	507	7,922
International Flavors & Fragrances Inc. (b)	36	4,404
International Paper Company	137	5,549
Linde Public Limited Company	179	42,736
LyondellBasell Industries N.V. - Class A	87	6,167
Martin Marietta Materials Inc.	21	4,939
MOS Holdings Inc.	117	2,130
Newmont Corporation	277	17,549
Nucor Corporation	103	4,605
Packaging Corporation of America	32	3,485
PPG Industries, Inc.	81	9,918
Sealed Air Corporation (b)	49	1,921
Sherwin-Williams Co.	28	19,723
Vulcan Materials Co.	45	6,034
Westrock Company, Inc.	89	3,104
		250,092
Energy 2.0%
Apache Corporation	128	1,211
Baker Hughes, a GE Company, LLC - Class A (b)	220	2,928
Cabot Oil & Gas Corp.	142	2,468
Chevron Corporation	638	45,942
Concho Resources Inc.	66	2,904
ConocoPhillips	364	11,960
Devon Energy Corporation (b)	137	1,298
Diamondback Energy, Inc. (b)	55	1,654
EOG Resources, Inc.	201	7,226
Exxon Mobil Corporation	1,445	49,609
Halliburton Company (b)	294	3,539
Hess Corporation (b)	91	3,705
HollyFrontier Corp. (b)	54	1,059
Kinder Morgan, Inc.	673	8,299
Marathon Oil Corporation (b)	286	1,169
Marathon Petroleum Corporation	220	6,459
National Oilwell Varco, Inc.	126	1,144
Noble Energy, Inc.	155	1,323
Occidental Petroleum Corporation (b)	304	3,040
ONEOK, Inc.	152	3,943
Phillips 66	151	7,828
Pioneer Natural Resources Co. (b)	57	4,924
Schlumberger Ltd.	479	7,456
TechnipFMC PLC	138	872
The Williams Companies, Inc.	408	8,015
Valero Energy Corporation	141	6,109
		196,084
Total Common Stocks (cost $5,827,325)		9,544,173
SHORT TERM INVESTMENTS 2.7%
Securities Lending Collateral 2.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	50,893	50,893
Repurchase Agreement with CIT, 0.57% (Collateralized by publicly traded equities and U.S. Treasury securities with a value of 180,880) acquired on 09/30/20, due 12/31/20 at $165,240	165,000	165,000
		215,893
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	41,689	41,689
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	4,560	4,558
Total Short Term Investments (cost $262,140)		262,140
Total Investments 102.2% (cost $6,089,465)		9,806,313
Other Derivative Instruments 0.0%		287
Other Assets and Liabilities, Net (2.2)%		(214,378)
Total Net Assets 100.0%		9,592,222

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon S&P 500 Index Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	14,405	—	68	265	33	(4,600)	9,770	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	321	December 2020	52,740	287	1,059

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Small Cap Index Fund
COMMON STOCKS 99.9%
Industrials 17.4%
AAON, Inc.	127	7,635
AAR Corp.	102	1,913
ABM Industries Incorporated	207	7,603
Aegion Corporation (a)	94	1,329
Aerojet Rocketdyne Holdings, Inc. (a)	231	9,199
AeroVironment, Inc. (a)	69	4,131
Alamo Group Inc.	30	3,274
Albany International Corp. - Class A	96	4,730
Allegiant Travel Company	40	4,847
American Woodmark Corporation (a)	54	4,256
Apogee Enterprises, Inc.	80	1,703
Applied Industrial Technologies, Inc.	120	6,632
Arcbest Corporation	79	2,438
Arcosa, Inc.	150	6,626
Astec Industries, Inc.	71	3,856
Atlas Air Worldwide Holdings, Inc. (a)	81	4,934
AZZ Inc.	81	2,778
Barnes Group Inc.	145	5,181
Brady Corp. - Class A	151	6,056
Chart Industries, Inc. (a)	110	7,698
CIRCOR International, Inc. (a)	65	1,768
Comfort Systems USA Inc.	113	5,843
Cubic Corp.	98	5,696
Deluxe Corp.	130	3,353
DXP Enterprises Inc. (a)	54	865
Echo Global Logistics, Inc. (a)	85	2,181
Encore Wire Corp.	66	3,041
Enerpac Tool Group Corp.	191	3,592
EnPro Industries, Inc.	64	3,588
ESCO Technologies Inc.	81	6,526
Exponent, Inc.	161	11,564
Federal Signal Corporation	189	5,531
Forrester Research Inc. (a)	34	1,102
Forward Air Corp.	88	5,029
Foundation Building Materials Inc. (a)	67	1,060
Franklin Electric Co. Inc.	119	7,014
Gibraltar Industries Inc. (a)	101	6,572
GMS Inc. (a)	132	3,184
Granite Construction Incorporated (b)	146	2,564
Greenbrier Cos. Inc.	102	2,988
Harsco Corporation (a)	246	3,419
Hawaiian Holdings, Inc.	147	1,895
Heartland Express Inc.	153	2,844
Heidrick & Struggles International Inc.	62	1,222
Hillenbrand Inc.	234	6,625
HUB Group Inc. - Class A (a)	104	5,228
Insteel Industries, Inc.	61	1,132
Interface Inc.	183	1,119
John Bean Technologies Corp.	99	9,067
Kaman Corp.	85	3,329
Kelly Services Inc. - Class A	101	1,724
Korn Ferry	175	5,076
Lindsay Corp. (b)	34	3,288
Lydall Inc. (a)	53	876
Marten Transport Ltd.	182	2,973
Matson Intermodal - Paragon, Inc.	134	5,375
Matthews International Corp. - Class A	99	2,216
Meritor, Inc. (a)	227	4,755
Moog Inc. - Class A	94	5,941
Mueller Industries Inc.	176	4,769
MYR Group Inc. (a)	51	1,913
National Presto Industries Inc.	15	1,246
Now, Inc. (a)	350	1,588
Patrick Industries, Inc.	69	3,984
PGT Innovations, Inc. (a)	187	3,273
Powell Industries Inc.	28	683
Proto Labs Inc. (a)	83	10,773
Quanex Building Products Corp.	100	1,853
Raven Industries Inc.	113	2,441
Resideo Technologies, Inc. (a)	382	4,203
Resources Connection, Inc.	99	1,138
RR Donnelley & Sons Co. (b)	234	342
Saia, Inc. (a)	81	10,272
Simpson Manufacturing Co. Inc.	137	13,287
SkyWest Inc.	156	4,663
SPX Corp. (a)	139	6,445
SPX Flow, Inc. (a)	132	5,656
Standex International Corp.	39	2,285
Team, Inc. (a)	100	549
Tennant Co.	57	3,455
Titan International, Inc. (b)	164	474
Triumph Group Inc.	166	1,081
TrueBlue, Inc. (a)	111	1,721
UniFirst Corp.	47	8,980
US Ecology Parent, Inc.	101	3,302
Veritiv Corp. (a)	43	540
Viad Corp	61	1,277
Vicor Corp. (a) (b)	67	5,179
Wabash National Corp.	163	1,951
Watts Water Technologies Inc. - Class A	85	8,544
		365,851
Consumer Discretionary 14.7%
Abercrombie & Fitch Co. - Class A	195	2,711
American Axle & Manufacturing Holdings, Inc. (a)	350	2,020
American Public Education, Inc. (a)	47	1,335
America's Car Mart, Inc. (a)	21	1,771
Asbury Automotive Group, Inc. (a)	60	5,848
Barnes & Noble Education, Inc. (a) (b)	97	250
Bed Bath & Beyond Inc. (b)	393	5,880
Big Lots, Inc.	112	5,000
BJ's Restaurants, Inc.	69	2,044
Bloomin' Brands, Inc.	250	3,814
Boot Barn Holdings, Inc. (a)	91	2,571
Brinker International Inc.	140	5,975
Buckle Inc.	87	1,773
Caleres Inc.	121	1,153
Callaway Golf Co.	296	5,662
Capri Holdings Limited (a)	467	8,406
Cato Corp. - Class A (b)	65	508
Cavco Industries Inc. (a)	27	4,791
Century Communities Inc. (a)	93	3,927
Cheesecake Factory Inc. (b)	129	3,588
Chico's FAS Inc.	347	338
Childrens Place Retail Stores Inc. (b)	46	1,291
Chuy's Holdings Inc. (a)	59	1,150
Conn's Inc. (a) (b)	64	674
Cooper Tire & Rubber Co.	157	4,968
Cooper-Standard Holdings Inc. (a)	49	652
Core-Mark Holding Co. Inc.	141	4,088
Crocs Inc. (a)	210	8,965
Dave & Buster's Entertainment Inc. (b)	148	2,241
Designer Brands Inc. - Class A	178	967
Dine Brands Global Inc. (b)	51	2,783
Dorman Products Inc. (a)	90	8,160
El Pollo Loco Holdings Inc. (a)	58	943
Ethan Allen Interiors Inc.	72	981
Fiesta Restaurant Group, Inc. (a)	56	528
Fossil Group, Inc. (a) (b)	138	790
GameStop Corp. - Class A (a) (b)	171	1,746
Genesco Inc. (a)	45	971
Gentherm Incorporated (a)	101	4,145
G-III Apparel Group, Ltd. (a) (b)	138	1,805
Griffon Corporation	142	2,765
Group 1 Automotive Inc.	53	4,685
Guess Inc.	119	1,383
Haverty Furniture Cos. Inc.	55	1,160
Hibbett Sports Inc. (a)	50	1,967
Installed Building Products, Inc. (a)	72	7,287
iRobot Corp. (a) (b)	87	6,580
Kontoor Brands, Inc.	145	3,501
La-Z-Boy Inc.	143	4,529
LCI Industries	78	8,316
LGI Homes, Inc. (a)	70	8,102
Liquidity Services, Inc. (a)	88	655
Lumber Liquidators, Inc. (a) (b)	88	1,950

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
M/I Homes, Inc. (a)	88	4,064
Macy's, Inc. (b)	965	5,498
MarineMax Inc. (a)	67	1,730
MDC Holdings Inc.	156	7,333
Meritage Homes Corporation (a)	118	13,062
Monarch Casino & Resort Inc. (a)	39	1,721
Monro Inc.	105	4,258
Motorcar Parts of America Inc. (a)	56	874
Movado Group Inc.	56	556
Office Depot, Inc.	163	3,163
Oxford Industries Inc.	53	2,134
Perdoceo Education Corporation (a)	220	2,697
PetMed Express Inc. (b)	63	1,992
Red Robin Gourmet Burgers, Inc. (a) (b)	47	621
Regis Corp. (a)	82	504
Rent-A-Center, Inc.	150	4,484
Ruth's Hospitality Group Inc.	98	1,083
Shake Shack Inc. - Class A (a) (b)	112	7,250
Shoe Carnival Inc. (b)	26	859
Shutterstock Inc.	71	3,674
Signet Jewelers Limited	163	3,050
Sleep Number Corporation (a)	85	4,180
Sonic Automotive, Inc. - Class A	75	3,014
Stamps.com Inc. (a)	55	13,320
Standard Motor Products Inc.	62	2,763
Steven Madden Ltd.	240	4,677
Sturm Ruger & Co. Inc.	54	3,295
The Michaels Companies, Inc. (a) (b)	230	2,217
Tupperware Brands Corp.	152	3,060
Unifi Inc. (a)	48	614
Universal Electronics Inc. (a)	42	1,592
Vera Bradley, Inc. (a)	75	459
Vista Outdoor Inc. (a)	181	3,662
Winnebago Industries Inc.	106	5,476
Wolverine World Wide, Inc.	253	6,547
YETI Holdings, Inc. (a)	236	10,683
Zumiez Inc. (a)	65	1,797
		308,056
Financials 14.7%
Allegiance Bancshares, Inc.	59	1,376
Ambac Financial Group, Inc. (a)	143	1,830
American Equity Investment Life Holding Company	286	6,288
Ameris Bancorp	221	5,031
Amerisafe, Inc.	60	3,452
Axos Financial, Inc. (a)	162	3,778
Banc of California, Inc.	142	1,439
BancFirst Corporation	57	2,331
BankUnited, Inc.	290	6,347
Banner Corporation	109	3,530
Berkshire Hills Bancorp, Inc.	153	1,543
Blucora, Inc. (a)	147	1,381
Boston Private Financial Holdings Inc.	257	1,418
Brightsphere Investment Group Inc.	188	2,424
Brookline Bancorp, Inc.	241	2,087
Cadence Bancorporation - Class A	392	3,370
Central Pacific Financial Corp.	86	1,171
City Holdings Co.	50	2,875
Columbia Banking System Inc.	223	5,328
Community Bank System Inc.	169	9,197
Customers Bancorp, Inc. (a)	92	1,033
CVB Financial Corp.	396	6,590
Dime Community Bancshares Inc.	92	1,044
Donnelley Financial Solutions, Inc. (a)	91	1,217
Eagle Bancorp Inc.	100	2,689
eHealth, Inc. (a)	80	6,326
Employer Holdings Inc.	92	2,768
Encore Capital Group, Inc. (a)	100	3,863
Enova International, Inc. (a)	96	1,580
EZCORP, Inc. - Class A (a)	173	870
FB Financial Corporation	97	2,441
First Bancorp.	681	3,554
First Commonwealth Financial Corporation	301	2,327
First Financial Bancorp.	307	3,687
First Hawaiian, Inc.	404	5,845
First Midwest Bancorp, Inc.	356	3,834
Flagstar Bancorp, Inc.	130	3,857
Granite Point Mortgage Trust Inc.	180	1,280
Great Western Bancorp Inc.	171	2,126
Green Dot Corporation - Class A (a)	169	8,528
Greenhill & Co. Inc.	44	503
Hanmi Financial Corp.	103	845
HCI Group, Inc. (b)	19	938
Heritage Financial Corporation	111	2,043
HomeStreet, Inc.	71	1,828
Hope Bancorp, Inc.	384	2,912
Horace Mann Educators Corp.	128	4,276
Independent Bank Corp.	103	5,387
Independent Bank Group, Inc.	114	5,035
James River Group, Inc.	95	4,234
Kinsale Capital Group, Inc.	67	12,699
Meta Financial Group, Inc.	106	2,047
Mr. Cooper Group Inc. (a)	231	5,155
National Bank Holdings Corp. - Class A	95	2,495
NBT Bancorp Inc.	135	3,629
NMI Holdings Inc. - Class A (a)	265	4,711
Northfield Bancorp Inc.	145	1,321
Northwest Bancshares Inc.	393	3,615
OFG Bancorp	164	2,042
Old National Bancorp	515	6,469
Pacific Premier Bancorp, Inc.	299	6,023
Palomar Holdings, Inc. (a)	68	7,137
Park National Corp. (b)	44	3,617
Piper Jaffray Cos.	43	3,132
Preferred Bank	42	1,342
ProAssurance Corporation	168	2,627
Provident Financial Services, Inc.	223	2,725
S&T Bancorp Inc.	121	2,146
Safety Insurance Group, Inc.	45	3,108
Seacoast Banking Corp. of Florida (a)	163	2,943
ServisFirst Bancshares, Inc.	145	4,938
Simmons First National Corp. - Class A	340	5,388
Southside Bancshares, Inc.	99	2,424
Stewart Information Services Corp.	85	3,736
StoneX Group Inc. (a)	51	2,593
The PRA Group, Inc. (a)	143	5,710
Third Point Reinsurance Ltd. (a)	256	1,778
Tompkins Financial Corp.	38	2,139
Triumph Bancorp, Inc. (a)	71	2,217
Trupanion Inc. (a)	102	8,086
TrustCo Bank Corp.	292	1,526
United Community Banks, Inc.	275	4,661
United Fire Group Inc.	68	1,378
United Insurance Holdings Corp.	69	418
Universal Insurance Holdings, Inc.	91	1,254
Veritex Holdings Inc.	152	2,586
Virtus Partners, Inc.	23	3,137
Waddell & Reed Financial Inc. - Class A (b)	203	3,017
Walker & Dunlop, Inc.	90	4,764
Westamerica Bancorp	85	4,599
WisdomTree Investments, Inc.	352	1,127
World Acceptance Corp. (a) (b)	14	1,504
		307,619
Information Technology 13.7%
3D Systems Corporation (a) (b)	381	1,873
8x8, Inc. (a)	324	5,041
ADTRAN, Inc.	155	1,588
Advanced Energy Industries, Inc. (a)	119	7,503
Agilysys, Inc. (a)	61	1,469
Alarm.Com Holdings, Inc. (a)	141	7,778
Applied Optoelectronics, Inc. (a) (b)	62	702
Arlo Technologies, Inc. (a)	242	1,273
Axcelis Technologies, Inc. (a)	104	2,296
Badger Meter, Inc.	91	5,920
Bel Fuse Inc. - Class B	35	372
Benchmark Electronics, Inc.	114	2,289
Bottomline Technologies Inc. (a)	123	5,183
Brooks Automation Inc.	230	10,653
CalAmp Corp. (a)	109	785

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Cardtronics Group Limited - Class A (a)	111	2,199
CEVA Inc. (a)	68	2,686
Cohu Inc.	130	2,242
Comtech Telecommunications Corp.	79	1,102
CSG Systems International, Inc.	103	4,216
CTS Corp.	101	2,216
Daktronics Inc. (b)	110	435
Diebold Nixdorf Inc. (a)	239	1,825
Digi International Inc. (a)	90	1,410
Diodes Inc. (a)	130	7,352
DSP Group, Inc. (a)	72	943
Ebix Inc. (b)	71	1,460
ePlus Inc. (a)	43	3,133
EVERTEC, Inc.	186	6,465
ExlService Holdings Inc. (a)	106	7,014
Extreme Networks, Inc. (a)	394	1,585
Fabrinet (a)	114	7,201
FARO Technologies Inc. (a)	56	3,415
FormFactor Inc. (a)	244	6,088
Harmonic, Inc. (a) (b)	294	1,642
Ichor Holdings, Ltd. (a)	72	1,549
Insight Enterprises, Inc. (a)	110	6,229
Itron Inc. (a)	127	7,742
Knowles Corporation (a)	282	4,198
Kulicke & Soffa Industries Inc.	194	4,334
LivePerson, Inc. (a)	191	9,951
Mantech International Corp. - Class A	84	5,801
MaxLinear, Inc. - Class A (a)	205	4,766
Methode Electronics Inc.	118	3,362
MicroStrategy Inc. - Class A (a)	23	3,398
MTS Systems Corp.	59	1,119
NETGEAR, Inc. (a)	94	2,910
NIC Inc.	209	4,110
Onespan, Inc. (a)	104	2,189
Onto Innovation Inc. (a)	155	4,627
OSI Systems Inc. (a)	52	4,070
PC Connection, Inc.	34	1,378
PDF Solutions Inc. (a)	91	1,695
Perficient, Inc. (a)	104	4,448
Photronics Inc. (a)	208	2,075
Pitney Bowes Inc.	529	2,811
Plantronics Inc.	113	1,343
Plexus Corp. (a)	92	6,479
Power Integrations Inc.	186	10,324
Progress Software Corp.	141	5,178
Rambus Inc. (a)	354	4,844
Rogers Corp. (a)	58	5,716
Sanmina Corp. (a)	213	5,756
ScanSource Inc. (a)	80	1,589
SMART Global Holdings, Inc. (a)	44	1,200
SPS Commerce, Inc. (a)	109	8,516
Sykes Enterprises Inc. (a)	128	4,366
TTEC Holdings, Inc.	56	3,071
TTM Technologies, Inc. (a)	306	3,492
Ultra Clean Holdings, Inc. (a)	126	2,711
Unisys Corp. (a)	205	2,185
Veeco Instruments Inc. (a)	155	1,805
Viavi Solutions Inc. (a)	714	8,377
Virtusa Corporation (a)	89	4,371
Xperi Holding Corporation	339	3,901
		287,340
Health Care 13.5%
Addus HomeCare Corporation (a)	47	4,481
Allscripts Healthcare Solutions, Inc. (a)	504	4,101
AMAG Pharmaceuticals, Inc. (a) (b)	96	900
AMN Healthcare Services, Inc. (a)	147	8,588
Amphastar Pharmaceuticals, Inc. (a)	112	2,107
AngioDynamics, Inc. (a)	122	1,471
ANI Pharmaceuticals, Inc. (a)	29	825
Anika Therapeutics, Inc. (a)	45	1,607
BioTelemetry, Inc. (a)	106	4,849
Cardiovascular Systems Inc. (a)	126	4,968
Coherus Biosciences, Inc. (a) (b)	201	3,687
Community Health Systems Inc. (a)	353	1,488
Computer Programs & Systems Inc.	40	1,110
Conmed Corp.	89	7,019
Corcept Therapeutics Inc. (a) (b)	324	5,638
Corvel Corp. (a)	28	2,397
Covetrus, Inc. (a)	308	7,507
Cross Country Healthcare Inc. (a)	110	712
CryoLife Inc. (a)	120	2,225
Cutera Inc. (a)	56	1,066
Cytokinetics, Incorporated (a)	224	4,852
Eagle Pharmaceuticals Inc. (a)	36	1,543
Enanta Pharmaceuticals, Inc. (a)	54	2,490
Endo International Public Limited Company (a) (b)	702	2,316
Fulgent Genetics, Inc. (a)	37	1,465
Glaukos Corp. (a) (b)	141	6,996
Hanger, Inc. (a)	116	1,830
Healthstream, Inc. (a)	80	1,609
Heska Corporation (a)	27	2,696
HMS Holdings Corp. (a)	275	6,592
Innoviva, Inc. (a)	197	2,060
Inogen, Inc. (a)	57	1,657
Integer Holdings Corporation (a)	103	6,053
Invacare Corp.	110	827
Lannett Co. Inc. (a)	111	676
Lantheus Holdings Inc. (a) (b)	211	2,677
LeMaitre Vascular Inc.	55	1,790
Luminex Corporation	135	3,542
Magellan Health Services Inc. (a)	72	5,420
Meridian Bioscience Inc. (a)	133	2,259
Merit Medical Systems Inc. (a)	154	6,695
Mesa Laboratories, Inc.	15	3,943
Momenta Pharmaceuticals, Inc. (a)	370	19,417
Myriad Genetics, Inc. (a)	236	3,073
Natus Medical Inc. (a)	109	1,862
Neogen Corp. (a)	167	13,056
Neogenomics Laboratories, Inc. (a)	347	12,818
Nextgen Healthcare Inc. (a)	169	2,152
Omnicell, Inc. (a)	133	9,933
Orasure Technologies, Inc. (a)	222	2,698
Orthofix Medical Inc. (a)	60	1,877
Owens & Minor Inc.	203	5,095
Pacira Biosciences, Inc. (a)	133	7,966
Phibro Animal Health Corporation - Class A	65	1,139
Providence Services Corp. (a)	38	3,485
R1 RCM Inc. (a)	366	6,280
RadNet Inc. (a)	129	1,987
Regenxbio Inc. (a)	93	2,568
Select Medical Holdings Corporation (a)	334	6,944
Simulations Plus Inc.	48	3,648
Spectrum Pharmaceuticals, Inc. (a)	475	1,940
Supernus Pharmaceuticals Inc. (a)	165	3,440
SurModics Inc. (a)	44	1,715
Tabula Rasa HealthCare Inc. (a) (b)	65	2,636
Tactile Systems Technology, Inc. (a)	62	2,256
The Ensign Group, Inc.	158	9,014
The Pennant Group, Inc. (a)	79	3,035
Tivity Health, Inc. (a)	118	1,652
U. S. Physical Therapy, Inc.	40	3,448
Vanda Pharmaceuticals Inc. (a)	172	1,660
Varex Imaging Corporation (a)	120	1,527
Xencor, Inc. (a)	181	7,023
Zynex, Inc. (a) (b)	58	1,010
		283,088
Real Estate 9.3%
Acadia Realty Trust	268	2,817
Agree Realty Corporation	167	10,659
Alexander & Baldwin, LLC	222	2,488
American Assets Trust, Inc.	154	3,707
Apollo Commercial Real Estate Finance, Inc.	425	3,825
Armada Hoffler Properties, Inc.	182	1,686
ARMOUR Residential REIT, Inc.	207	1,967
Brandywine Realty Trust	531	5,489
Capstead Mortgage Corporation	297	1,670
Caretrust REIT, Inc.	298	5,309
Chatham Lodging Trust	153	1,166

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Community Healthcare Trust Incorporated	66	3,084
CoreCivic, Inc.	379	3,034
DiamondRock Hospitality Co.	621	3,149
Diversified Healthcare Trust	741	2,609
Dwight A. Walker Real Estate, Inc. - Class A	55	1,807
Easterly Government Properties, Inc.	253	5,665
Essential Properties Realty Trust, Inc.	318	5,831
Four Corners Property Trust, Inc.	219	5,601
Franklin Street Properties Corp.	304	1,112
Getty Realty Corp.	108	2,819
Global Net Lease Inc.	281	4,465
Hersha Hospitality Trust	119	660
Independence Realty Trust, Inc.	300	3,471
Industrial Logistics Properties Trust	202	4,418
Innovative Industrial Properties, Inc. (b)	69	8,501
Invesco Mortgage Capital Inc. (b)	557	1,510
Investors Real Estate Trust	40	2,576
iStar Inc.	233	2,747
Kite Realty Naperville, LLC	267	3,088
KKR Real Estate Finance Trust Inc.	82	1,350
Lexington Realty Trust	861	8,993
LTC Properties Inc.	123	4,289
Mack-Cali Realty Corporation	276	3,482
Marcus & Millichap Inc. (a)	78	2,147
National Storage Affiliates Trust	193	6,302
New York Mortgage Trust Inc. (b)	1,172	2,989
NexPoint Residential Trust, Inc.	68	3,021
Office Properties Income Trust	149	3,094
PennyMac Mortgage Investment Trust	309	4,963
Ready Capital Corporation	126	1,415
Realogy Holdings Corp. (a) (b)	358	3,381
Redwood Trust Inc. (b)	364	2,736
Retail Opportunity Investments Corp.	370	3,849
Retail Properties of America, Inc. - Class A	667	3,875
RPT Realty	257	1,401
Safehold Inc. (b)	42	2,634
Saul Centers Inc.	38	1,004
SITE Centers Corp.	474	3,412
St. Joe Co. (a)	99	2,034
Summit Hotel Properties Inc.	330	1,708
Tanger Factory Outlet Centers Inc. (b)	293	1,768
Uniti Group Inc.	606	6,379
Universal Health Realty Income Trust	39	2,214
Urstadt Biddle Properties Inc. - Class A	100	915
Washington Prime Group, L.P. (b)	620	401
Washington REIT	259	5,209
Whitestone REIT	130	782
Xenia Hotels & Resorts Inc.	350	3,070
		195,747
Materials 5.8%
AdvanSix Inc. (a)	92	1,179
Allegheny Technologies Incorporated (a)	405	3,534
American Vanguard Corporation	83	1,091
Arconic Corporation (a)	302	5,750
Balchem Corporation	101	9,821
Boise Cascade Company	122	4,869
Carpenter Technology Corp.	152	2,767
Century Aluminum Co. (a)	154	1,093
Clearwater Paper Corporation (a)	53	2,000
Cleveland-Cliffs Inc. (b)	1,242	7,975
Ferro Corporation (a)	256	3,176
FutureFuel Corp.	85	970
GCP Applied Technologies Inc. (a)	151	3,171
H.B. Fuller Company	161	7,362
Hawkins Inc.	28	1,300
Haynes International Inc.	42	712
Innospec Inc.	76	4,838
Kaiser Aluminum Corporation	49	2,635
Koppers Holdings Inc. (a)	64	1,347
Kraton Corporation (a)	97	1,731
Livent Corporation (a) (b)	455	4,084
Materion Corp.	64	3,345
Mercer International Inc.	132	871
Myers Industries Inc.	110	1,453
Neenah Inc.	52	1,963
Olympic Steel, Inc.	30	346
P.H. Glatfelter Co.	137	1,884
Park Aerospace Technologies Corp.	63	691
Quaker Chemical Corp.	41	7,333
Rayonier Advanced Materials Inc. (a)	191	612
Schweitzer-Mauduit International Inc.	99	2,994
Stepan Co.	67	7,338
SunCoke Energy, Inc.	259	887
TimkenSteel Corp. (a) (b)	131	463
Tredegar Corp.	79	1,176
Trinseo S.A.	119	3,054
U.S. Concrete, Inc. (a)	51	1,487
UFP Industries, Inc.	190	10,750
Warrior Met Coal, Inc.	159	2,723
		120,775
Consumer Staples 3.6%
B&G Foods, Inc. (b)	200	5,546
Calavo Growers Inc.	51	3,384
Cal-Maine Foods Inc. (a)	116	4,446
Central Garden & Pet Co. (a)	29	1,168
Central Garden & Pet Co. - Class A (a)	121	4,366
Coca-Cola Consolidated Inc.	14	3,456
Del Monte Fresh Produce Company	96	2,189
Inter Parfums Inc.	54	2,025
J&J Snack Foods Corp.	46	6,052
John B. Sanfilippo & Son Inc.	28	2,083
Medifast, Inc.	37	6,021
MGPI Processing, Inc. (b)	41	1,613
National Beverage Corp. (a) (b)	36	2,473
PriceSmart Inc.	72	4,776
Seneca Foods Corp. - Class A (a)	20	710
SpartanNash Co.	111	1,809
The Andersons, Inc.	96	1,846
The Chefs' Warehouse, Inc. (a)	100	1,453
United Natural Foods Inc. (a) (b)	167	2,489
Universal Corp.	76	3,195
USANA Health Sciences, Inc. (a)	38	2,799
Vector Group Ltd.	392	3,796
WD-40 Co. (b)	43	8,046
		75,741
Energy 2.8%
Archrock, Inc.	409	2,201
Bonanza Creek Energy, Inc. (a)	58	1,090
Bristow Group Inc. (a)	78	1,653
Callon Petroleum Company (a) (b)	125	604
CONSOL Mining Corporation (a) (b)	91	401
Core Laboratories N.V.	139	2,115
DMC Global Inc.	44	1,465
Dorian LPG Ltd. (a)	99	797
Dril-Quip Inc. (a)	110	2,717
Exterran Trinidad LLC (a)	82	341
Geospace Technologies Corporation (a)	43	268
Green Plains Renewable Energy Inc. (a) (b)	106	1,643
Gulfport Energy Corporation (a) (b)	484	255
Helix Energy Solutions Group, Inc. (a)	440	1,060
Helmerich & Payne Inc.	333	4,883
Laredo Petroleum, Inc. (a) (b)	29	285
Matador Resources Co. (a) (b)	342	2,825
Matrix Service Co. (a)	88	737
Nabors Industries Ltd (b)	22	543
Newpark Resources Inc. (a)	298	312
Oasis Petroleum Inc. (a) (b)	990	277
Oceaneering International, Inc. (a)	305	1,075
Oil States International Inc. (a)	203	555
Par Pacific Holdings, Inc. (a)	119	804
Patterson-UTI Energy Inc.	578	1,648
PBF Energy Inc. - Class A	315	1,790
PDC Energy, Inc. (a)	307	3,804
Penn Virginia Corporation (a)	46	450
Propetro Holding Corp. (a)	252	1,025
QEP Resources, Inc.	806	727
Range Resources Corporation	813	5,379
Reg Biofuels, LLC (a)	122	6,528

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
REX Stores Corp. (a)	17	1,086
RPC Inc. (a)	171	450
SEACOR Holdings Inc. (a)	58	1,673
SM Energy Company	339	539
Southwestern Energy Co. (a)	1,928	4,530
Talos Energy Inc. (a)	67	430
U.S. Silica Holdings, Inc.	238	714
		59,679
Communication Services 2.6%
ATN International Limited	34	1,707
Cincinnati Bell Inc. (a)	158	2,369
Cogent Communications Group, Inc.	131	7,888
Consolidated Communications Holdings Inc. (a)	228	1,298
EW Scripps Co. - Class A	175	2,004
Gannett Media Corp. (b)	411	534
Glu Mobile Inc. (a)	470	3,609
Iridium Communications Inc. (a)	368	9,408
Marcus Corp.	74	569
Meredith Corporation	129	1,697
QuinStreet, Inc. (a)	157	2,482
Scholastic Corp.	96	2,013
Shenandoah Telecommunications Company	158	7,007
Spok Holdings, Inc.	60	568
TechTarget, Inc. (a)	71	3,128
Vonage Holdings Corp. (a)	719	7,351
		53,632
Utilities 1.8%
American States Water Company	115	8,599
Avista Corporation	213	7,256
California Water Service Group	156	6,792
Chesapeake Utilities Corporation	51	4,308
Northwest Natural Holding Company	96	4,358
South Jersey Industries Inc.	319	6,142
		37,455
Total Common Stocks (cost $2,209,711)		2,094,983
INVESTMENT COMPANIES 0.5%
iShares S&P SmallCap 600 Index ETF (b)	151	10,573
Total Investment Companies (cost $10,786)		10,573
SHORT TERM INVESTMENTS 3.4%
Securities Lending Collateral 3.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	62,877	62,877
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	7,040	7,040
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.05%, 12/31/20 (e) (f)	68	68
0.10%, 02/25/21 (e) (f)	818	818
		886
Total Short Term Investments (cost $70,803)		70,803
Total Investments 103.8% (cost $2,291,300)		2,176,359
Other Derivative Instruments (0.0)%		(19)
Other Assets and Liabilities, Net (3.8)%		(79,156)
Total Net Assets 100.0%		2,097,184

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	145	December 2020	11,108	(19)	(201)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 99.8%
Utilities 99.6%
ALLETE, Inc.	16	813
Alliant Energy Corporation	76	3,921
Ameren Corporation	75	5,943
American Electric Power Company, Inc.	151	12,304
American States Water Company	11	854
American Water Works Company, Inc.	55	7,963
Atmos Energy Corporation	37	3,556
Avista Corporation	20	696
Black Hills Corporation	19	1,014
California Water Service Group	15	646
CenterPoint Energy, Inc.	152	2,947
Chesapeake Utilities Corporation	5	417
Clearway Energy, Inc. - Class A	10	253
Clearway Energy, Inc. - Class C	23	610
CMS Energy Corp.	87	5,350
Consolidated Edison, Inc.	101	7,892
Dominion Energy, Inc.	255	20,129
DTE Energy Company	59	6,727
Duke Energy Corporation	223	19,774
Edison International	115	5,849
Entergy Corporation	61	6,003
Essential Utilities, Inc.	71	2,847
Evergy, Inc.	69	3,505
Eversource Energy	102	8,541
Exelon Corporation	296	10,583
FirstEnergy Corp.	165	4,733
Hawaiian Electric Industries Inc.	33	1,109
IDACORP Inc.	16	1,236
MDU Resources Group Inc.	61	1,373
MGE Energy, Inc.	11	699
Middlesex Water Co. (a)	5	331
National Fuel Gas Company	25	1,021
New Jersey Resources Corp.	30	799
Nextera Energy Partners, LP (a)	19	1,128
NextEra Energy, Inc.	149	41,292
NiSource Inc.	116	2,554
Northwest Natural Holding Company (a)	9	429
NorthWestern Corp.	15	745
NRG Energy, Inc.	74	2,271
OGE Energy Corp.	61	1,836
One Gas, Inc.	16	1,115
Ormat Technologies Inc.	12	724
Otter Tail Corp.	11	408
Pacific Gas And Electric Company (b)	324	3,045
Pinnacle West Capital Corp.	34	2,543
PNM Resources, Inc.	23	944
Portland General Electric Co.	27	965
PPL Corporation	234	6,368
Public Service Enterprise Group Inc.	154	8,455
Sempra Energy	89	10,516
SJW Corp.	8	476
South Jersey Industries Inc.	29	551
Southwest Gas Corp.	17	1,064
Spire, Inc. (a)	16	842
Star Group, L.P.	13	122
The AES Corporation	202	3,663
The Southern Company	321	17,396
UGI Corp.	64	2,093
Unitil Corp.	5	174
Vistra Energy Corp.	133	2,515
WEC Energy Group Inc.	96	9,283
Xcel Energy Inc.	160	11,008
York Water Co.	4	179
		285,142
Energy 0.2%
Sunnova Energy International Inc. (b)	15	460
Consumer Staples 0.0%
Cadiz Inc. (a) (b)	10	99
Total Common Stocks (cost $294,619)		285,701
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	600	600
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	159	159
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	26	26
Total Short Term Investments (cost $785)		785
Total Investments 100.1% (cost $295,404)		286,486
Other Derivative Instruments 0.0%		13
Other Assets and Liabilities, Net (0.1)%		(281)
Total Net Assets 100.0%		286,218

(a) All or a portion of the security was on loan as of September 30, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	24	December 2020	1,428	13	7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 99.3%
Financials 19.4%
Annaly Capital Management, Inc.	506	3,600
Apollo Global Management, Inc.	290	12,958
Arthur J Gallagher & Co.	159	16,829
Assurant, Inc.	112	13,565
Athene Holding Ltd - Class A (a)	241	8,205
Cboe Global Markets, Inc.	50	4,394
Cincinnati Financial Corporation	157	12,278
Comerica Inc.	167	6,378
Discover Financial Services	162	9,333
E*TRADE Financial Corp.	124	6,220
Element Fleet Management Corp. (b)	827	6,884
Equitable Holdings, Inc.	598	10,912
Everest Re Group, Ltd.	55	10,952
Hanover Insurance Group Inc.	72	6,706
KeyCorp	748	8,927
M&T Bank Corporation	69	6,350
NASDAQ Inc.	148	18,204
Northern Trust Corp.	138	10,761
Prosperity Bancshares Inc.	112	5,811
Raymond James Financial Inc.	136	9,930
Reinsurance Group of America, Incorporated	98	9,356
Signature Bank	90	7,458
SLM Corporation	701	5,669
State Street Corporation	139	8,263
SVB Financial Group (a)	40	9,709
The Hartford Financial Services Group, Inc.	342	12,624
Truist Financial Corporation	317	12,073
Umpqua Holdings Corp.	394	4,187
Willis Towers Watson Public Limited Company	71	14,768
Wintrust Financial Corporation	139	5,564
		278,868
Industrials 13.1%
AGCO Corporation	179	13,326
Alaska Air Group, Inc.	136	4,971
Armstrong World Industries, Inc.	43	2,946
Eaton Corporation Public Limited Company	163	16,648
Fortune Brands Home & Security, Inc.	123	10,622
HD Supply Holdings, Inc (a)	383	15,794
Huntington Ingalls Industries Inc.	12	1,718
Ingersoll Rand Inc. (a)	258	9,169
ITT Industries Holdings, Inc.	150	8,847
Kansas City Southern	59	10,673
Knight-Swift Transportation Holdings Inc. - Class A	171	6,977
L3Harris Technologies, Inc.	97	16,435
Masco Corporation	268	14,753
Now, Inc. (a)	335	1,523
Owens Corning Inc.	190	13,078
Quanta Services, Inc.	241	12,757
Regal-Beloit Corp.	99	9,285
Republic Services Inc.	105	9,808
Sensata Technologies Holding PLC (a)	208	8,978
		188,308
Consumer Discretionary 10.6%
Aramark	267	7,072
Brunswick Corp.	175	10,299
Delta Air Lines, Inc.	126	3,857
Dollar Tree Inc. (a)	74	6,798
Grand Canyon Education, Inc. (a)	77	6,146
Lear Corporation	77	8,340
LKQ Corporation (a)	420	11,635
Mattel, Inc. (a)	351	4,101
Newell Brands Inc.	447	7,664
PVH Corp.	92	5,470
Six Flags Operations Inc.	105	2,131
Skechers U.S.A. Inc. - Class A (a)	250	7,549
Stanley Black & Decker, Inc.	115	18,585
The Wendy's Company	337	7,511
Toll Brothers Inc.	357	17,347
Tractor Supply Co.	38	5,462
Urban Outfitters Inc. (a)	220	4,583
Whirlpool Corporation	59	10,766
Wyndham Hotels & Resorts, Inc.	135	6,831
		152,147
Utilities 10.0%
Ameren Corporation	123	9,713
Atmos Energy Corporation	70	6,728
CenterPoint Energy, Inc. (c)	238	4,381
CenterPoint Energy, Inc.	396	7,653
CMS Energy Corp.	260	15,957
Edison International	168	8,529
Eversource Energy	191	15,986
NiSource Inc.	308	6,772
Pacific Gas And Electric Company (a)	1,484	13,937
Pinnacle West Capital Corp.	198	14,785
Public Service Enterprise Group Inc.	297	16,299
Sempra Energy	90	10,607
The AES Corporation	699	12,655
		144,002
Information Technology 9.6%
Amdocs Limited	226	12,955
Analog Devices, Inc.	93	10,890
Corning Incorporated	275	8,908
Global Payments Inc.	58	10,278
KBR, Inc.	594	13,286
Leidos Holdings Inc.	146	13,034
Marvell Technology Group Ltd	377	14,959
Motorola Solutions Inc.	80	12,614
NXP Semiconductors N.V.	93	11,649
TE Connectivity Ltd.	94	9,231
Verint Systems Inc. (a)	146	7,055
Zebra Technologies Corp. - Class A (a)	52	13,100
		137,959
Materials 9.5%
Axalta Coating Systems Ltd. (a)	441	9,775
Berry Global Group, Inc. (a)	181	8,727
Celanese Corp. - Class A	105	11,258
Corteva, Inc.	364	10,490
DuPont de Nemours, Inc.	209	11,585
Eastman Chemical Co.	212	16,559
FMC Corporation	134	14,212
Graphic Packaging Holding Company	767	10,813
PPG Industries, Inc.	61	7,397
Reynolds Consumer Products LLC	256	7,835
Univar Solutions Inc. (a)	464	7,838
Vulcan Materials Co.	71	9,655
Westrock Company, Inc.	292	10,127
		136,271
Health Care 8.8%
AmerisourceBergen Corporation	89	8,650
Boston Scientific Corporation (a)	230	8,783
Change Healthcare Inc. (a)	516	7,494
Dentsply Sirona Inc.	195	8,520
Elanco Animal Health (a)	303	8,471
Laboratory Corporation of America Holdings (a)	57	10,814
Mylan Holdings Ltd. (a)	311	4,609
PerkinElmer Inc.	85	10,705
PRA Health Sciences, Inc. (a)	112	11,315
Premier Healthcare Solutions, Inc. - Class A	265	8,712
Quest Diagnostics Incorporated	100	11,417
Universal Health Services Inc. - Class B	100	10,723
Zimmer Biomet Holdings, Inc.	122	16,567
		126,780
Real Estate 6.8%
Brixmor Property Group Inc.	553	6,465
EPR Properties	127	3,488
Host Hotels & Resorts, Inc.	420	4,535
Life Storage Inc.	152	16,008
Medical Properties Trust, Inc.	582	10,254
Mid-America Apartment Communities, Inc.	111	12,895
Spirit Realty Capital, Inc.	171	5,771
Sun Communities Inc.	101	14,221
VICI Properties Inc.	566	13,220

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
W.P. Carey Inc.	169	11,000
		97,857
Consumer Staples 6.6%
Albertsons Companies, Inc. - Class A (a) (b)	681	9,431
Archer-Daniels-Midland Company	302	14,016
BJ's Wholesale Club Holdings, Inc. (a)	123	5,113
Coca-Cola European Partners PLC	226	8,780
Energizer Holdings, Inc.	196	7,681
Ingredion Inc.	105	7,924
JM Smucker Co.	91	10,543
Kellogg Co.	149	9,647
Molson Coors Beverage Company - Class B	96	3,209
Sanderson Farms Inc.	52	6,135
The Kroger Co.	372	12,612
		95,091
Energy 3.4%
Cabot Oil & Gas Corp.	418	7,251
Diamondback Energy, Inc.	49	1,477
Equitrans Midstream Corp.	281	2,378
Halliburton Company	319	3,840
Hess Corporation	172	7,021
Patterson-UTI Energy Inc.	518	1,477
Pioneer Natural Resources Co.	99	8,516
Plains GP Holdings, L.P. - Class A (a)	891	5,425
Targa Resources Corp.	204	2,868
Valero Energy Corporation	130	5,620
WPX Energy, Inc. (a)	793	3,887
		49,760
Communication Services 1.5%
Electronic Arts Inc. (a)	69	8,978
Liberty Broadband Corp. - Class C (a)	86	12,235
		21,213
Total Common Stocks (cost $1,390,240)		1,428,256
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (d) (e)	7,613	7,613
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	6,396	6,396
Total Short Term Investments (cost $14,009)		14,009
Total Investments 100.3% (cost $1,404,249)		1,442,265
Other Assets and Liabilities, Net (0.3)%		(3,882)
Total Net Assets 100.0%		1,438,383

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.6%
Information Technology 21.9%
Applied Materials, Inc.	349	20,740
Aspen Technology, Inc. (a)	178	22,503
Blackbaud, Inc. (b)	342	19,092
Guidewire Software, Inc. (a)	182	18,939
Intel Corporation	370	19,144
Lam Research Corp.	34	11,285
Microchip Technology Incorporated	198	20,326
Microsoft Corporation	48	10,148
Salesforce.Com, Inc. (a)	92	23,076
ServiceNow, Inc. (a)	24	11,561
		176,814
Health Care 20.1%
Biogen Inc. (a)	74	20,866
Bristol-Myers Squibb Company	347	20,912
Cerner Corp.	132	9,538
Gilead Sciences, Inc.	286	18,045
Medtronic Public Limited Company	199	20,700
Merck & Co., Inc.	245	20,338
Pfizer Inc.	577	21,164
Veeva Systems Inc. - Class A (a)	38	10,578
Zimmer Biomet Holdings, Inc.	150	20,457
		162,598
Financials 15.9%
American Express Company	195	19,549
Bank of America Corporation	792	19,088
Berkshire Hathaway Inc. - Class B (a)	101	21,540
BlackRock, Inc.	18	10,254
The Charles Schwab Corporation	559	20,250
U.S. Bancorp	536	19,211
Wells Fargo & Company	789	18,562
		128,454
Consumer Staples 10.9%
Altria Group, Inc.	473	18,268
Constellation Brands, Inc. - Class A	108	20,423
Kellogg Co.	299	19,332
Philip Morris International Inc.	262	19,625
The Coca-Cola Company	211	10,407
		88,055
Industrials 10.8%
Caterpillar Inc.	75	11,214
Emerson Electric Co.	148	9,727
General Dynamics Corporation	133	18,424
Lockheed Martin Corporation	27	10,186
Raytheon BBN Technologies Corp.	323	18,604
The Boeing Company	116	19,133
		87,288
Consumer Discretionary 7.4%
Amazon.com, Inc. (a)	3	9,812
Harley-Davidson, Inc.	386	9,486
Polaris Industries Inc.	108	10,238
Tiffany & Co.	88	10,149
Yum! Brands, Inc.	222	20,265
		59,950
Materials 5.4%
Compass Minerals International, Inc.	384	22,783
Corteva, Inc.	715	20,598
		43,381
Communication Services 3.6%
Comcast Corporation - Class A	249	11,510
John Wiley & Sons Inc. - Class A	549	17,419
		28,929
Energy 2.4%
Cheniere Energy, Inc. (a)	411	19,039
Utilities 1.2%
Dominion Energy, Inc.	117	9,271
Total Common Stocks (cost $775,783)		803,779
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	10,722	10,722
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	499	499
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	374	374
Total Short Term Investments (cost $11,595)		11,595
Total Investments 101.0% (cost $787,378)		815,374
Other Derivative Instruments 0.0%		68
Other Assets and Liabilities, Net (1.0)%		(8,015)
Total Net Assets 100.0%		807,427

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	26	December 2020	4,328	68	30

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.3%
Fifth Third Auto Trust
Series 2019-A2B-1, 0.32%, (1M USD LIBOR + 0.17%), 01/15/21 (a)	96	96
Ford Credit Auto Lease Trust
Series 2019-A2B-B, 0.41%, (1M USD LIBOR + 0.26%), 02/15/21 (a)	342	342
Series 2019-A2A-A, REMIC, 2.78%, 10/15/20	89	89
GM Financial Automobile Leasing Trust
Series 2019-A2B-2, 0.34%, (1M USD LIBOR + 0.18%), 06/21/21 (a)	28	28
USAA Auto Owner Trust
Series 2019-A2-1, REMIC, 2.26%, 01/15/21	87	87
Verizon Owner Trust
Series 2019-A1B-C, 0.58%, (1M USD LIBOR + 0.42%), 11/21/22 (a)	300	301
World Omni Auto Receivables Trust
Series 2019-A2-A, 3.02%, 10/15/20	83	83
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,026)		1,026
SHORT TERM INVESTMENTS 80.1%
U.S. Treasury Bill 54.7%
Treasury, United States Department of
0.10%, 11/27/20 - 12/29/20 (b)	6,000	5,999
Investment Companies 25.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	2,792	2,792
Total Short Term Investments (cost $8,791)		8,791
Total Investments 89.4% (cost $9,817)		9,817
Other Derivative Instruments 3.2%		349
Other Assets and Liabilities, Net 7.4%		809
Total Net Assets 100.0%		10,975

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The coupon rate represents the yield to maturity.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	7	December 2020	289	25	20
Brent Crude	14	January 2021	607	11	2
Cattle Feeder	3	January 2021	210	(2)	1
Cocoa	8	December 2020	176	(3)	28
Coffee "C"	3	December 2020	128	2	(3)
Copper	8	December 2020	594	10	12
Corn	57	December 2020	948	40	132
Cotton No. 2	6	December 2020	179	2	18
Crude Oil, WTI	10	January 2021	403	9	4
Gasoline, RBOB	11	January 2021	524	5	13
Gold, 100 Oz.	5	December 2020	901	(4)	47
KC HRW Wheat	20	December 2020	471	34	39
Lead	11	December 2020	503	2	(2)
Lean Hogs	10	December 2020	210	5	43
Live Cattle	5	January 2021	218	(1)	7
Low Sulfur Gasoil	10	January 2021	340	3	2
Natural Gas	10	January 2021	324	1	3
New York Harbor ULSD	13	January 2021	631	17	14
Nickel	5	December 2020	383	57	52
Platinum	10	January 2021	484	6	(30)
Silver	3	December 2020	262	(14)	90
Soybean	9	November 2020	382	14	78
Soybean Meal	19	December 2020	560	21	91
Soybean Oil	12	December 2020	200	3	39
Sugar No. 11	13	May 2021	180	1	17
Wheat	14	December 2020	362	21	43
Zinc	10	December 2020	517	84	84
				349	844

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
CORPORATE BONDS AND NOTES 56.1%
Financials 14.1%
AerCap Global Aviation Trust
6.50%, 06/15/45 (a)	280	240
AerCap Ireland Capital Designated Activity Company
4.45%, 10/01/25	3,620	3,630
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (a)	525	550
Ally Financial Inc.
8.00%, 11/01/31	305	417
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (a)	905	916
AssuredPartners, Inc.
7.00%, 08/15/25 (a)	645	657
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	3,045	3,051
Banco Bilbao Vizcaya Argentaria, S.A.
6.50%, (callable at 100 beginning 03/05/25) (b) (c)	200	199
Banco de Bogotá S.A.
6.25%, 05/12/26 (a)	375	408
Banco do Brasil S.A
9.00%, (callable at 100 beginning 06/18/24) (a) (b)	310	335
Banco Santander, S.A.
7.50%, (callable at 100 beginning 02/08/24) (b) (c) (d)	800	845
2.75%, 05/28/25 (c)	1,200	1,259
3.49%, 05/28/30 (c)	1,400	1,529
Bangkok Bank Public Company Limited
3.73%, 09/25/34 (a)	305	297
Bank of America Corporation
5.13%, (callable at 100 beginning 06/20/24) (b)	396	408
6.25%, (callable at 100 beginning 09/05/24) (b)	467	500
3.71%, 04/24/28	2,495	2,816
3.97%, 03/05/29	1,920	2,203
2.50%, 02/13/31	1,710	1,789
Barclays PLC
6.13%, (callable at 100 beginning 12/15/25) (b) (c)	855	866
BNP Paribas
4.50%, (callable at 100 beginning 02/25/30) (a) (b) (c)	450	431
6.63%, (callable at 100 beginning 03/25/24) (a) (b) (c)	298	318
7.38%, (callable at 100 beginning 08/19/25) (a) (b)	342	381
3.05%, 01/13/31 (a) (c)	2,680	2,871
Capital One Financial Corporation
4.05%, (callable at 100 beginning 12/01/20) (b)	320	286
1.19%, (3M USD LIBOR + 0.95%), 03/09/22 (e)	905	911
Citigroup Inc.
4.70%, (callable at 100 beginning 01/30/25) (b)	305	295
5.00%, (callable at 100 beginning 09/12/24) (b)	403	402
5.90%, (callable at 100 beginning 02/15/23) (b)	336	344
1.20%, (3M USD LIBOR + 0.96%), 04/25/22 (e)	1,715	1,731
3.89%, 01/10/28 (e)	300	339
3.52%, 10/27/28	1,385	1,539
2.98%, 11/05/30	2,185	2,356
Citizens Financial Group, Inc.
6.00%, (callable at 100 beginning 07/06/23) (b)	275	264
6.38%, (callable at 100 beginning 04/06/24) (b)	368	366
Comerica Incorporated
5.63%, (callable at 100 beginning 07/01/25) (b)	270	285
Commscope Finance LLC
6.00%, 03/01/26 (a)	1,160	1,209
8.25%, 03/01/27 (a)	495	515
Credit Suisse Group AG
5.10%, (callable at 100 beginning 01/24/30) (a) (b)	265	255
5.25%, (callable at 100 beginning 02/11/27) (a) (b)	950	954
6.38%, (callable at 100 beginning 07/01/25) (a) (b)	307	328
4.19%, 04/01/31 (a) (c)	1,725	1,992
Discover Financial Services
5.50%, (callable at 100 beginning 10/30/27) (b)	636	610
6.13%, (callable at 100 beginning 06/23/25) (b)	135	143
Dresdner Bank AG
7.00%, (callable at 100 beginning 04/09/25) (b) (d)	400	400
Emirates NBD Bank PJSC
6.13%, (callable at 100 beginning 03/20/25) (b) (d)	320	331
Equitable Holdings, Inc.
5.00%, 04/20/48	2,115	2,491
Fifth Third Bancorp
4.50%, (callable at 100 beginning 09/30/25) (b)	135	136
5.10%, (callable at 100 beginning 06/30/23) (b)	547	504
Ford Motor Credit Company LLC
3.10%, 05/04/23	200	195
3.66%, 09/08/24	200	196
4.69%, 06/09/25	200	202
5.13%, 06/16/25	620	639
4.39%, 01/08/26	1,240	1,225
5.11%, 05/03/29	495	509
General Motors Financial Company, Inc.
5.10%, 01/17/24	1,335	1,459
Global Aviation Leasing Co., Ltd.
7.25%, 09/15/24 (a) (f)	565	320
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (a)	315	304
GTCR (AP) Finance Inc.
8.00%, 05/15/27 (a)	615	652
HUB International Limited
7.00%, 05/01/26 (a)	1,225	1,269
Huntington Bancshares Incorporated
5.63%, (callable at 100 beginning 07/15/30) (b)	145	159
5.70%, (callable at 100 beginning 04/15/23) (b)	504	469
ING Groep N.V.
5.75%, (callable at 100 beginning 11/16/26) (b)	846	880
6.50%, (callable at 100 beginning 04/16/25) (b) (c)	245	259
JPMorgan Chase & Co.
4.60%, (callable at 100 beginning 02/01/25) (b)	243	236
4.63%, (callable at 100 beginning 11/01/22) (b)	459	452
5.00%, (callable at 100 beginning 08/01/24) (b)	436	435
1.14%, (3M USD LIBOR + 0.90%), 04/25/23 (e)	3,695	3,723
4.49%, 03/24/31	1,140	1,390
2.96%, 05/13/31	2,490	2,666
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 06/27/24) (b) (c)	443	465
7.50%, (callable at 100 beginning 09/27/25) (b)	620	660
LPL Holdings, Inc.
5.75%, 09/15/25 (a)	785	811
4.63%, 11/15/27 (a)	215	219
M&T Bank Corporation
5.00%, (callable at 100 beginning 08/01/24) (b)	206	211
Morgan Stanley
3.89%, (3M USD LIBOR + 3.61%), (callable at 100 beginning 10/15/20) (b) (e)	1,405	1,330
0.79%, (SOFR + 0.70%), 01/20/23 (e)	3,980	4,051
3.59%, 07/22/28 (e)	4,555	5,109
3.62%, 04/01/31	1,140	1,307
MSCI Inc.
5.38%, 05/15/27 (a)	350	372
NatWest Group PLC
6.00%, (callable at 100 beginning 12/29/25) (b) (c)	595	607
3.03%, 11/28/35 (c)	3,060	2,935
Nielsen Finance LLC
5.00%, 04/15/22 (a)	310	310
5.63%, 10/01/28 (a)	660	679
5.88%, 10/01/30 (a)	620	644
Outfront Media Capital Corporation
5.00%, 08/15/27 (a)	527	515
4.63%, 03/15/30 (a)	220	212

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Oztel Holdings SPC Ltd.
6.63%, 04/24/28 (a)	330	327
Rassman, Joel H.
4.35%, 02/15/28 (g)	160	174
Regions Financial Corporation
5.75%, (callable at 100 beginning 06/15/25) (b)	135	144
Resideo Funding Inc.
6.13%, 11/01/26 (a)	715	709
RHP Hotel Properties, LP
4.75%, 10/15/27	385	355
Sasol Financing USA LLC
5.88%, 03/27/24	620	596
Skandinaviska Enskilda Banken AB
5.13%, (callable at 100 beginning 05/13/25) (b) (c) (d)	800	812
Springleaf Finance Corporation
6.13%, 03/15/24	430	449
8.88%, 06/01/25	120	133
7.13%, 03/15/26	615	687
Synchrony Financial
2.85%, 07/25/22	4,710	4,846
The Bank of New York Mellon Corporation
4.63%, (callable at 100 beginning 09/20/26) (b)	127	130
4.70%, (callable at 100 beginning 09/20/25) (b)	60	64
The Charles Schwab Corporation
5.38%, (callable at 100 beginning 06/01/25) (b)	230	249
The Goldman Sachs Group, Inc.
4.95%, (callable at 100 beginning 02/10/25) (b)	225	225
5.30%, (callable at 100 beginning 11/10/26) (b)	299	316
5.50%, (callable at 100 beginning 08/10/24) (b)	156	165
1.01%, (3M USD LIBOR + 0.75%), 02/23/23 (e)	3,590	3,605
4.02%, 10/31/38	1,090	1,274
The PNC Financial Services Group, Inc.
5.00%, (callable at 100 beginning 11/01/26) (b)	90	95
Truist Financial Corporation
4.80%, (callable at 100 beginning 09/01/24) (b)	598	605
5.05%, (callable at 100 beginning 12/15/24) (b)	308	293
5.10%, (callable at 100 beginning 03/01/30) (b)	135	146
UBS Group Funding (Switzerland) AG
6.88%, (callable at 100 beginning 08/07/25) (b) (d)	1,066	1,169
UniCredit S.p.A.
8.00%, (callable at 100 beginning 06/03/24) (b) (c) (d)	200	215
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	385	381
Wells Fargo & Company
5.90%, (callable at 100 beginning 06/15/24) (b)	384	393
1.37%, (3M USD LIBOR + 1.11%), 01/24/23 (e)	3,440	3,486
2.57%, 02/11/31	1,830	1,914
5.01%, 04/04/51	1,100	1,506
		109,441
Energy 8.8%
Antero Midstream Partners LP
5.38%, 09/15/24	280	239
Apache Corporation
4.88%, 11/15/27	220	208
4.38%, 10/15/28	215	197
5.10%, 09/01/40	125	112
4.75%, 04/15/43	305	270
Archrock Partners, L.P.
6.25%, 04/01/28 (a)	220	207
Ascent Resources - Utica, LLC
10.00%, 04/01/22 (a)	309	307
7.00%, 11/01/26 (a)	1,270	973
BP Capital Markets P.L.C.
4.88%, (callable at 100 beginning 03/22/30) (b)	3,075	3,281
Buckeye Partners, L.P.
4.35%, 10/15/24	355	349
4.13%, 03/01/25 (a)	565	539
3.95%, 12/01/26	50	47
4.13%, 12/01/27	780	739
4.50%, 03/01/28 (a)	520	502
5.85%, 11/15/43	180	167
Canadian Natural Resources Limited
4.95%, 06/01/47	1,170	1,300
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	895	917
Cheniere Energy, Inc.
4.63%, 10/15/28 (a) (c)	775	796
Comstock Escrow Corporation
9.75%, 08/15/26	380	390
Comstock Resources, Inc.
9.75%, 08/15/26	315	323
Concho Resources Inc.
4.88%, 10/01/47	1,900	2,086
CrownRock, L.P.
5.63%, 10/15/25 (a)	995	939
DCP Midstream Operating, LP
5.63%, 07/15/27	365	372
5.13%, 05/15/29	475	468
5.60%, 04/01/44	545	497
DCP Midstream, LP
5.85%, 05/21/43 (a) (e)	490	366
Ecopetrol S.A.
5.88%, 05/28/45	545	596
Energy Transfer LP
6.63%, (callable at 100 beginning 02/15/28) (b)	3,465	2,361
7.13%, (callable at 100 beginning 05/15/30) (b)	4,615	3,641
3.75%, 05/15/30	855	829
6.25%, 04/15/49	1,760	1,815
EnLink Midstream Partners LP
5.05%, 04/01/45	195	124
Enlink Midstream, LLC
4.15%, 06/01/25	15	13
4.85%, 07/15/26	250	216
5.45%, 06/01/47	105	66
EQM Midstream Partners, LP
4.75%, 07/15/23	515	512
4.00%, 08/01/24	140	136
6.00%, 07/01/25 (a)	185	191
4.13%, 12/01/26	485	460
6.50%, 07/01/27 (a)	235	249
5.50%, 07/15/28	935	941
Exxon Mobil Corporation
3.45%, 04/15/51 (c)	3,090	3,393
Genesis Energy, L.P.
6.25%, 05/15/26	605	504
Global Partners LP
7.00%, 06/15/23 - 08/01/27	225	230
6.88%, 01/15/29 (a)	175	177
Harvest Midstream I, L.P.
7.50%, 09/01/28 (a)	410	410
Hilcorp Energy I, L.P.
5.75%, 10/01/25 (a)	175	159
6.25%, 11/01/28 (a)	310	284
Kinder Morgan, Inc.
5.55%, 06/01/45	4,127	4,893
Lukoil Securities B.V.
3.88%, 05/06/30 (a)	400	422
Matador Resources Company
5.88%, 09/15/26	445	372
MPLX LP
4.00%, 03/15/28	665	727
4.70%, 04/15/48	3,810	3,854
MV24 Capital B.V.
6.75%, 06/01/34 (a)	463	468
NuStar Logistics, L.P.
5.75%, 10/01/25	260	269
Occidental Petroleum Corporation
5.88%, 09/01/25	235	216
3.20%, 08/15/26	2,570	2,040
3.50%, 08/15/29	3,105	2,382
4.30%, 08/15/39	1,140	790
Parsley Energy, LLC
5.25%, 08/15/25 (a)	760	752
5.63%, 10/15/27 (a)	180	179
PDC Energy, Inc.
5.75%, 05/15/26	830	774

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Petroleos Mexicanos
7.69%, 01/23/50 (a)	715	590
Plains All American Pipeline, L.P.
4.65%, 10/15/25	2,323	2,493
3.55%, 12/15/29	6,004	5,803
Precision Drilling Corporation
5.25%, 11/15/24	85	57
Range Resources Corporation
5.00%, 08/15/22	380	366
9.25%, 02/01/26 (a)	405	416
Summit Midstream Holdings, LLC
5.75%, 04/15/25	190	109
Tallgrass Energy Partners, LP
4.75%, 10/01/23 (a)	105	99
7.50%, 10/01/25 (a)	245	247
6.00%, 03/01/27 (a)	220	203
5.50%, 09/15/24 - 01/15/28 (a)	400	367
Targa Resource Corporation
4.25%, 11/15/23	795	789
5.13%, 02/01/25	50	50
5.88%, 04/15/26	45	46
5.38%, 02/01/27	50	50
6.50%, 07/15/27	45	47
5.00%, 01/15/28	50	49
6.88%, 01/15/29	45	48
5.50%, 03/01/30 (a)	850	845
4.88%, 02/01/31 (a)	285	276
Western Midstream Operating, LP
4.10%, 02/01/25 (h)	110	105
5.05%, 02/01/30 (h)	1,475	1,432
WPX Energy, Inc.
5.25%, 09/15/24	115	120
5.75%, 06/01/26	335	346
5.88%, 06/15/28	795	830
		67,819
Communication Services 7.5%
Altice Financing S.A.
5.00%, 01/15/28 (a)	200	194
Altice France
7.38%, 05/01/26 (a)	1,330	1,395
6.00%, 02/15/28 (a)	1,695	1,615
Altice France Holding S.A.
8.13%, 02/01/27 (a)	200	218
5.50%, 01/15/28 (a)	200	202
AT&T Inc.
4.35%, 06/15/45	200	224
4.50%, 03/09/48	2,489	2,851
3.65%, 06/01/51	2,805	2,808
3.55%, 09/15/55 (a)	645	619
3.65%, 09/15/59 (a)	4,365	4,229
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (a)	305	316
CCO Holdings, LLC
5.75%, 02/15/26 (a)	310	322
5.50%, 05/01/26 (a)	355	370
5.00%, 02/01/28 (a)	890	935
4.75%, 03/01/30 (a)	95	101
4.50%, 08/15/30 (a)	1,050	1,102
4.25%, 02/01/31 (a)	730	754
Charter Communications Operating, LLC
4.80%, 03/01/50	4,685	5,358
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (a)	128	123
CSC Holdings, LLC
5.50%, 05/15/26 - 04/15/27 (a)	1,360	1,419
7.50%, 04/01/28 (a)	310	342
5.75%, 01/15/30 (a)	1,775	1,886
4.63%, 12/01/30 (a)	445	447
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (a)	215	199
Discovery Communications, LLC
3.63%, 05/15/30	2,065	2,290
DISH DBS Corporation
7.38%, 07/01/28	135	139
Dish Network Corporation
3.38%, 08/15/26 (c)	756	692
Fox Corporation
5.58%, 01/25/49	3,065	4,223
Frontier Communications Corporation
8.00%, 04/01/27 (a)	1,155	1,155
Intelsat Jackson Holdings S.A.
8.00%, 02/15/24 (a)	820	833
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	985	954
6.50%, 05/15/27 (a)	1,605	1,731
4.75%, 10/15/27 (a)	200	187
Netflix, Inc.
5.88%, 11/15/28	105	125
6.38%, 05/15/29	100	123
5.38%, 11/15/29 (a)	315	371
Sirius XM Radio Inc.
5.38%, 07/15/26 (a)	360	375
5.00%, 08/01/27 (a)	865	903
5.50%, 07/01/29 (a)	1,105	1,188
4.13%, 07/01/30 (a)	365	374
Sprint Capital Corporation
6.88%, 11/15/28	410	511
8.75%, 03/15/32	550	805
Sprint Corporation
7.13%, 06/15/24	630	725
7.63%, 03/01/26	355	429
T-Mobile USA, Inc.
4.38%, 04/15/40 (a)	1,125	1,316
4.50%, 04/15/50 (a)	2,355	2,810
ViacomCBS Inc.
4.95%, 01/15/31	1,625	1,942
4.20%, 05/19/32	1,790	2,050
Virgin Media Finance PLC
5.00%, 07/15/30 (a)	205	205
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (a)	510	531
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (a)	790	789
Vodafone Group Public Limited Company
5.25%, 05/30/48	1,550	1,996
		57,801
Consumer Discretionary 5.3%
American Axle & Manufacturing, Inc.
6.88%, 07/01/28	440	427
Aramark Services, Inc.
6.38%, 05/01/25 (a)	595	619
5.00%, 02/01/28 (a) (g)	1,610	1,621
Asbury Automotive Group, Inc.
4.50%, 03/01/28 (a)	258	259
4.75%, 03/01/30 (a)	101	101
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (a)	265	239
Boyd Gaming Corporation
6.38%, 04/01/26	315	327
6.00%, 08/15/26	515	533
Carnival Corporation
11.50%, 04/01/23 (a)	1,550	1,737
9.88%, 08/01/27 (a)	205	217
Cedar Fair, L.P.
5.50%, 05/01/25 (a)	1,440	1,476
5.38%, 04/15/27	165	164
5.25%, 07/15/29	150	142
Churchill Downs Incorporated
5.50%, 04/01/27 (a)	880	915
Dealer Tire, LLC
8.00%, 02/01/28 (a)	330	338
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/28 (a)	1,090	1,131
Delta Air Lines, Inc.
7.38%, 01/15/26	1,145	1,199
Ford Motor Company
9.63%, 04/22/30	465	601
7.45%, 07/16/31	120	138

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
4.75%, 01/15/43	535	484
5.29%, 12/08/46	535	507
Frontdoor, Inc.
6.75%, 08/15/26 (a)	365	390
General Motors Company
6.13%, 10/01/25	3,000	3,484
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	175	176
5.13%, 05/01/26	215	220
5.75%, 05/01/28 (a)	555	585
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	935	962
IAA Spinco Inc.
5.50%, 06/15/27 (a)	1,330	1,383
KAR Auction Services, Inc.
5.13%, 06/01/25 (a)	1,480	1,476
KFC Holding Co.
5.25%, 06/01/26 (a)	570	594
L Brands, Inc.
9.38%, 07/01/25 (a)	145	166
5.25%, 02/01/28	145	140
6.63%, 10/01/30 (a)	145	148
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	2,060	2,146
Next PLC
3.63%, 05/18/28, GBP (d)	300	400
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	235	243
Penske Automotive Group, Inc.
5.75%, 10/01/22	250	250
5.50%, 05/15/26 (g)	560	577
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (a)	220	224
5.75%, 04/15/25 (a)	380	405
5.00%, 10/15/25 (a)	875	897
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (a)	115	128
11.50%, 06/01/25 (a)	1,000	1,160
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	265	267
8.25%, 03/15/26 (a)	245	256
7.00%, 05/15/28 (a)	370	371
Seaworld Entertainment, Inc.
9.50%, 08/01/25 (a)	175	181
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 - 04/01/29 (a)	360	359
Six Flags Operations Inc.
4.88%, 07/31/24 (a)	435	409
5.50%, 04/15/27 (a) (g)	145	138
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (a)	1,455	1,549
Staples, Inc.
7.50%, 04/15/26 (a)	745	687
Taylor Morrison Communities, Inc.
5.63%, 03/01/24 (a)	430	459
5.88%, 06/15/27 (a)	410	453
5.75%, 01/15/28 (a)	540	590
5.13%, 08/01/30 (a)	830	888
The Goodyear Tire & Rubber Company
9.50%, 05/31/25	515	559
The ServiceMaster Company, LLC
5.13%, 11/15/24 (a)	335	343
The William Carter Company
5.63%, 03/15/27 (a)	715	754
TRI Pointe Homes, Inc.
5.25%, 06/01/27	370	396
5.70%, 06/15/28	875	956
Vail Resorts, Inc.
6.25%, 05/15/25 (a)	370	393
Williams Scotsman International, Inc.
4.63%, 08/15/28 (a)	170	171
Wyndham Hotels & Resorts, Inc.
5.38%, 04/15/26 (a)	215	219
4.38%, 08/15/28 (a)	540	524
Yum! Brands, Inc.
7.75%, 04/01/25 (a)	570	630
		40,881
Industrials 5.1%
Air Lease Corporation
2.30%, 02/01/25	2,860	2,794
American Airlines Group Inc.
3.75%, 03/01/25 (a)	190	96
Amsted Industries Incorporated
4.63%, 05/15/30 (a)	610	630
APX Group, Inc.
7.63%, 09/01/23 (g)	390	395
8.50%, 11/01/24	95	101
6.75%, 02/15/27 (a)	290	301
BBA U.S. Holdings, Inc.
5.38%, 05/01/26 (a)	330	333
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (a)	1,380	1,354
CD&R Waterworks Merger Sub, LLC
6.13%, 08/15/25 (a)	280	284
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (a)	665	674
EnerSys
4.38%, 12/15/27 (a)	805	827
General Electric Capital Corporation
5.88%, 01/14/38	2,405	2,798
General Electric Company
4.35%, 05/01/50	2,190	2,225
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a)	435	453
Granite US Holdings Corporation
11.00%, 10/01/27 (a)	165	170
Harsco Corporation
5.75%, 07/31/27 (a)	750	760
Howmet Aerospace Inc.
6.88%, 05/01/25	1,035	1,143
5.90%, 02/01/27	165	177
IHS Netherlands Holdco B.V.
8.00%, 09/18/27 (a)	290	298
Jeld-Wen, Inc.
4.63%, 12/15/25 (a)	505	508
4.88%, 12/15/27 (a)	840	856
Korn Ferry
4.63%, 12/15/27 (a)	940	954
Masonite International Corporation
5.75%, 09/15/26 (a)	1,075	1,119
5.38%, 02/01/28 (a)	215	230
Ply Gem Midco, LLC
8.00%, 04/15/26 (a)	293	308
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (a)	1,750	1,871
3.38%, 08/31/27 (a)	220	212
6.25%, 01/15/28 (a)	800	815
Ritchie Bros. Auctioneers Incorporated
5.38%, 01/15/25 (a)	330	340
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (a)	320	333
Spirit AeroSystems, Inc.
5.50%, 01/15/25 (a)	200	201
7.50%, 04/15/25 (a)	520	527
SPX Flow, Inc.
5.88%, 08/15/26 (a)	325	339
Standard Industries Inc.
5.00%, 02/15/27 (a)	150	156
4.75%, 01/15/28 (a)	340	352
4.38%, 07/15/30 (a)	1,185	1,211
Tempo Acquisition, LLC
6.75%, 06/01/25 (a)	347	354
Terex Corporation
5.63%, 02/01/25 (a)	1,220	1,211
The ADT Security Corporation
4.88%, 07/15/32 (a)	310	317
The Boeing Company
3.90%, 05/01/49	790	728

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
3.75%, 02/01/50	340	310
5.81%, 05/01/50 (h)	3,420	4,118
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (a) (g)	520	528
TransDigm Inc.
6.25%, 03/15/26 (a)	1,070	1,118
6.38%, 06/15/26	1,000	1,004
7.50%, 03/15/27	610	634
5.50%, 11/15/27	800	769
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (a)	330	356
United Continental Holdings Inc.
4.25%, 10/01/22 (g)	160	148
United Rentals (North America), Inc.
5.50%, 05/15/27	465	495
5.25%, 01/15/30	215	235
Univar Solutions USA Inc.
5.13%, 12/01/27 (a)	705	724
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (a)	205	213
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	210	215
		39,622
Health Care 4.1%
AbbVie Inc.
4.05%, 11/21/39 (a)	1,185	1,358
4.70%, 05/14/45	2,130	2,593
4.25%, 11/21/49 (a)	1,525	1,802
Acadia Healthcare Company, Inc.
5.50%, 07/01/28 (a)	605	623
5.00%, 04/15/29 (a)	175	178
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	840	860
8.50%, 01/31/27 (a)	165	181
5.75%, 08/15/27 (a)	410	436
Centene Corporation
5.25%, 04/01/25 (a)	165	171
5.38%, 08/15/26 (a)	160	169
CVS Health Corporation
5.05%, 03/25/48	3,895	4,954
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (a)	450	216
HCA Inc.
7.69%, 06/15/25	610	719
5.38%, 09/01/26	530	585
5.63%, 09/01/28	865	990
5.88%, 02/01/29	155	181
5.25%, 06/15/49	1,810	2,196
Jaguar Holding Company II
4.63%, 06/15/25 (a)	210	216
5.00%, 06/15/28 (a)	445	464
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (a)	1,470	1,510
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (a)	150	153
7.25%, 02/01/28 (a) (g)	710	737
Polaris Intermediate School
8.50%, 12/01/22 (a) (f)	225	229
Select Medical Corporation
6.25%, 08/15/26 (a)	245	255
Takeda Pharmaceutical Co Ltd
3.38%, 07/09/60	2,090	2,186
Tenet Healthcare Corporation
6.75%, 06/15/23	580	611
7.00%, 08/01/25	425	437
4.63%, 06/15/28 (a)	170	172
6.13%, 10/01/28 (a)	2,600	2,533
Tennessee Merger Sub, Inc.
6.38%, 02/01/25 (a)	385	264
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	500	441
Upjohn Inc.
4.00%, 06/22/50 (a)	1,790	1,902
Vizient, Inc.
6.25%, 05/15/27 (a)	185	194
West Street Merger Sub, Inc.
6.38%, 09/01/25 (a)	790	806
		31,322
Consumer Staples 3.6%
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	1,990	2,396
4.75%, 04/15/58	2,780	3,384
BAT Capital Corp.
4.91%, 04/02/30	2,445	2,874
3.73%, 09/25/40	2,535	2,530
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	1,275	1,342
Energizer Holdings, Inc.
4.75%, 06/15/28 (a)	1,240	1,282
Grupo Bimbo S.A.B. de C.V.
4.70%, 11/10/47 (a)	2,880	3,354
JBS Investments II GmbH
7.00%, 01/15/26 (a)	310	331
Kraft Heinz Foods Company
3.75%, 04/01/30 (a)	1,545	1,628
4.88%, 10/01/49 (a)	2,980	3,129
Marb Bondco PLC
6.88%, 01/19/25 (a)	425	441
Minerva Luxembourg S.A.
6.50%, 09/20/26 (a)	390	405
Performance Food Group Company
5.50%, 10/15/27 (a)	775	798
Performance Food Group, Inc.
6.88%, 05/01/25 (a) (g)	95	101
Post Holdings, Inc.
5.75%, 03/01/27 (a)	650	683
5.63%, 01/15/28 (a)	335	355
5.50%, 12/15/29 (a)	1,045	1,121
4.63%, 04/15/30 (a)	445	458
Spectrum Brands, Inc.
5.50%, 07/15/30 (a)	240	253
The Kroger Co.
5.40%, 01/15/49	545	751
U.S. Foods Inc.
6.25%, 04/15/25 (a)	315	333
		27,949
Information Technology 2.6%
Amkor Technology, Inc.
6.63%, 09/15/27 (a)	670	719
ASGN Incorporated
4.63%, 05/15/28 (a)	1,000	1,005
Black Knight Infoserv, LLC
3.63%, 09/01/28 (a)	295	298
Broadcom Inc.
4.15%, 11/15/30	2,985	3,340
BY Crown Parent, LLC
4.25%, 01/31/26 (a)	250	254
CDK Global, Inc.
5.88%, 06/15/26	160	167
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	747	757
Commscope, Inc.
7.13%, 07/01/28 (a)	320	329
Inception Merger Sub, Inc.
8.63%, 11/15/24 (a) (g)	1,205	1,262
International Business Machines Corporation
4.25%, 05/15/49	1,490	1,860
J2 Cloud Services, LLC
6.00%, 07/15/25 (a)	1,025	1,066
On Semiconductor Corporation
3.88%, 09/01/28 (a)	450	457
Open Text Corporation
5.88%, 06/01/26 (a)	325	338
Oracle Corporation
4.00%, 07/15/46	1,060	1,251
3.60%, 04/01/50	1,390	1,550
3.85%, 04/01/60	1,280	1,493

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Presidio Holdings, Inc.
4.88%, 02/01/27 (a)	395	400
8.25%, 02/01/28 (a)	650	681
Radiate HoldCo, LLC
4.50%, 09/15/26 (a)	240	241
6.50%, 09/15/28 (a)	595	611
Solera, LLC
10.50%, 03/01/24 (a)	775	810
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)	975	1,035
Western Digital Corporation
4.75%, 02/15/26	350	378
		20,302
Materials 1.9%
Alcoa Nederland Holding B.V.
5.50%, 12/15/27 (a)	915	953
Arconic Corporation
6.13%, 02/15/28 (a)	450	463
Avantor Funding, Inc.
4.63%, 07/15/28 (a)	345	358
Berry Global Escrow Corporation
5.63%, 07/15/27 (a)	710	744
Berry Global, Inc.
4.50%, 02/15/26 (a) (g)	160	162
Carpenter Technology Corporation
6.38%, 07/15/28	185	194
CEMEX S.A.B. de C.V.
7.38%, 06/05/27 (a)	305	329
Element Solutions, Inc.
3.88%, 09/01/28 (a)	230	226
First Quantum Minerals Ltd
6.88%, 03/01/26 (a)	535	516
Freeport-McMoRan Inc.
5.00%, 09/01/27	160	167
4.13%, 03/01/28	110	111
5.25%, 09/01/29	420	450
4.25%, 03/01/30	110	113
5.40%, 11/14/34	385	426
5.45%, 03/15/43	1,345	1,492
Hudbay Minerals Inc.
7.63%, 01/15/25 (a)	475	484
6.13%, 04/01/29 (a)	370	366
Illuminate Buyer LLC
9.00%, 07/01/28 (a)	130	140
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	100	101
Joseph T. Ryerson & Son, Inc.
8.50%, 08/01/28 (a)	360	379
Mauser Packaging Solutions Holding Company
5.50%, 04/15/24 (a)	205	206
7.25%, 04/15/25 (a)	1,240	1,167
Minera Mexico, S.A. de C.V.
4.50%, 01/26/50 (a)	395	431
Minerals Technologies Inc.
5.00%, 07/01/28 (a)	155	159
Nouryon Finance B.V.
8.00%, 10/01/26 (a) (g)	530	563
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	405	403
5.25%, 06/01/27 (a)	587	552
Novelis Corporation
5.88%, 09/30/26 (a)	155	159
4.75%, 01/30/30 (a)	260	254
Olin Corporation
5.63%, 08/01/29	600	590
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (a)	640	644
Sealed Air Corporation
5.50%, 09/15/25 (a)	325	362
Silgan Holdings Inc.
4.75%, 03/15/25	340	346
Trident TPI Holdings, Inc.
9.25%, 08/01/24 (a)	390	413
Trinseo Materials Operating S.C.A.
5.38%, 09/01/25 (a)	165	164
Tronox Incorporated
6.50%, 04/15/26 (a) (g)	430	431
		15,018
Utilities 1.7%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	310	303
Calpine Corporation
4.50%, 02/15/28 (a)	1,800	1,845
5.13%, 03/15/28 (a)	355	367
4.63%, 02/01/29 (a)	577	577
5.00%, 02/01/31 (a)	804	819
Centrica PLC
3.00%, 04/10/76, EUR (d) (h)	700	820
Dominion Energy, Inc.
4.65%, (callable at 100 beginning 12/15/24) (b)	205	208
Exelon Corporation
4.70%, 04/15/50	1,960	2,505
NRG Energy, Inc.
7.25%, 05/15/26	155	165
5.25%, 06/15/29 (a)	160	175
Pacific Gas And Electric Company
3.30%, 08/01/40 (g)	1,285	1,178
Talen Energy Supply, LLC
10.50%, 01/15/26 (a)	405	307
7.25%, 05/15/27 (a)	610	607
6.63%, 01/15/28 (a)	30	29
7.63%, 06/01/28 (a)	155	154
The Southern Company
4.00%, 01/15/51	3,180	3,188
		13,247
Real Estate 1.4%
CSL Capital, LLC
6.00%, 04/15/23 (a)	375	377
ESH Hospitality, Inc.
5.25%, 05/01/25 (a)	840	848
Healthcare Trust of America Holdings, LP
3.10%, 02/15/30	1,750	1,882
Iron Mountain Incorporated
4.88%, 09/15/27 - 09/15/29 (a)	1,150	1,171
5.00%, 07/15/28 (a)	135	138
5.25%, 03/15/28 - 07/15/30 (a)	1,635	1,702
5.63%, 07/15/32 (a)	1,730	1,827
New World Development Company Limited
4.13%, 07/18/29 (d)	320	324
Realogy Group LLC
4.88%, 06/01/23 (a)	325	323
7.63%, 06/15/25 (a)	345	361
9.38%, 04/01/27 (a)	470	487
Starwood Property Trust, Inc.
5.00%, 12/15/21	280	278
Uniti Group Inc.
7.88%, 02/15/25 (a)	880	932
		10,650
Total Corporate Bonds And Notes (cost $423,764)		434,052
GOVERNMENT AND AGENCY OBLIGATIONS 48.0%
Mortgage-Backed Securities 28.1%
Federal National Mortgage Association, Inc.
TBA, 2.50%, 10/15/32 - 10/15/47 (i)	73,825	77,451
TBA, 3.00%, 10/15/47 (i)	29,880	31,304
TBA, 2.00%, 10/15/31 - 10/15/50 (i)	47,385	49,056
Government National Mortgage Association
TBA, 2.00%, 01/25/39 (i)	7,885	8,193
TBA, 2.50%, 10/15/44 (i)	12,355	12,974
TBA, 3.00%, 10/15/47 (i)	36,670	38,397
		217,375
Collateralized Mortgage Obligations 6.2%
Federal Home Loan Mortgage Corporation
Series 2017-M2-HQA2, 2.80%, (1M USD LIBOR + 2.65%), 12/26/29 (e)	3,315	3,283
Series 2017-M2-DNA1, REMIC, 3.40%, (1M USD LIBOR + 3.25%), 07/25/29 (e)	1,757	1,800

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Series 2017-M2-DNA2, REMIC, 3.60%, (1M USD LIBOR + 3.45%), 10/25/29 (e)	1,960	2,018
Series 2017-M2-DNA3, REMIC, 2.65%, (1M USD LIBOR + 2.50%), 03/25/30 (e)	5,672	5,719
Series 2018-M2-HQA1, REMIC, 2.45%, (1M USD LIBOR + 2.30%), 09/25/30 (e)	2,235	2,200
Interest Only, Series SP-4150, REMIC, 6.00%, (6.15% - (1M USD LIBOR * 1)), 01/15/43 (e)	2,975	552
Interest Only, Series SA-4456, REMIC, 6.00%, (6.15% - (1M USD LIBOR * 1)), 03/15/45 (e)	2,132	420
Federal National Mortgage Association, Inc.
Series 2017-2M2-C02, 3.80%, (1M USD LIBOR + 3.65%), 09/25/29 (e)	4,223	4,265
Series 2017-2M2-C04, 3.00%, (1M USD LIBOR + 2.85%), 11/26/29 (e)	1,352	1,351
Interest Only, Series C26-413, 4.00%, 07/01/42	4,250	596
Series 2017-1M2-C03, REMIC, 3.15%, (1M USD LIBOR + 3.00%), 10/25/29 (e)	4,078	4,118
Series 2017-1M2-C06, REMIC, 2.80%, (1M USD LIBOR + 2.65%), 02/25/30 (e)	4,020	3,992
Series 2017-2M2-C06, REMIC, 2.95%, (1M USD LIBOR + 2.80%), 02/25/30 (e)	4,026	4,014
Series 2017-1M2-C07, REMIC, 2.55%, (1M USD LIBOR + 2.40%), 05/28/30 (e)	650	637
Series 2017-2M2-C07, REMIC, 2.65%, (1M USD LIBOR + 2.50%), 05/28/30 (e)	2,624	2,601
Series 2018-1M2-C01, REMIC, 2.40%, (1M USD LIBOR + 2.25%), 07/25/30 (e)	2,308	2,280
Series 2018-2M2-C02, REMIC, 2.35%, (1M USD LIBOR + 2.20%), 08/26/30 (e)	1,394	1,373
Series 2018-1M2-C05, REMIC, 2.50%, (1M USD LIBOR + 2.35%), 01/27/31 (e)	3,094	3,035
Interest Only, Series 2019-DS-49, REMIC, 6.00%, (6.15% - (1M USD LIBOR * 1)), 06/25/43 (e)	3,173	740
Interest Only, Series 2018-ST-18, REMIC, 5.95%, (6.10% - (1M USD LIBOR * 1)), 12/25/44 (e)	4,462	860
Interest Only, Series 2016-HS-31, REMIC, 5.85%, (6.00% - (1M USD LIBOR * 1)), 06/25/46 (e)	3,006	546
Interest Only, Series 2016-SA-62, REMIC, 5.85%, (6.00% - (1M USD LIBOR * 1)), 09/25/46 (e)	3,346	837
Government National Mortgage Association
Interest Only, Series 2017-KS-112, REMIC, 6.04%, (6.20% - (1M USD LIBOR * 1)), 07/20/47 (e)	3,838	774
		48,011
U.S. Treasury Inflation Indexed Securities 4.1%
Treasury, United States Department of
3.38%, 04/15/32 (j)	1,233	1,868
1.00%, 02/15/46 - 02/15/48 (j)	19,191	26,200
0.25%, 02/15/50 (j)	3,235	3,808
		31,876
U.S. Treasury Note 3.8%
Treasury, United States Department of
0.50%, 03/31/25	5,000	5,056
1.63%, 02/15/26	5,240	5,604
2.88%, 08/15/28	9,120	10,767
0.63%, 05/15/30	8,355	8,325
		29,752
U.S. Treasury Bond 3.6%
Treasury, United States Department of
1.13%, 05/15/40	2,500	2,461
2.75%, 08/15/42	7,315	9,372
3.13%, 02/15/43	8,390	11,366
2.25%, 08/15/46	2,615	3,087
1.25%, 05/15/50	2,000	1,895
		28,181
Commercial Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corporation
Interest Only, Series 2020-X1-RR3, REMIC, 1.71%, 07/27/28 (e)	18,440	2,075
Interest Only, Series 2020-DX-RR02, REMIC, 1.82%, 09/27/28 (e)	8,100	980
Interest Only, Series 2020-X-RR04, REMIC, 2.13%, 02/27/29 (e)	19,725	2,722
Interest Only, Series 2020-CX-RR02, REMIC, 1.27%, 03/27/29	5,615	501
		6,278
Sovereign 0.8%
Angola, Government of
9.38%, 05/08/48 (a)	620	490
Cabinet of Ministers of Ukraine
7.25%, 03/15/33 (a)	640	588
Costa Rica Reps
7.00%, 04/04/44 (a)	555	499
Dominican Republic International Bond
6.85%, 01/27/45 (a)	290	303
Gabon, Government of
6.63%, 02/06/31 (a)	320	285
Ghana, Government of
10.75%, 10/14/30 (a)	325	394
Gobierno de la Republica del Ecuador
0.50%, 07/31/30 (a) (k)	105	70
Government of the Sultanate of Oman
6.75%, 01/17/48 (a)	560	463
People's Government of Inner Mongolia Autonomous Region
5.63%, 05/01/23 (a)	245	251
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/27 (d) (l) (m) (n)	6,339	181
Presidence de la Republique de Cote d'Ivoire
5.75%, 12/31/32 (a) (k)	473	436
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (a)	400	380
Republica Bolivariana de Venezuela
0.00%, 10/13/24 (d) (l) (m) (n)	1,719	127
Sharjah, Government of
4.00%, 07/28/50 (a)	305	309
The Arab Republic of Egypt
8.50%, 01/31/47 (a)	625	604
The Democratic Socialist Republic of Sri Lanka
7.85%, 03/14/29 (a)	95	66
The Republic of Indonesia, The Government of
5.25%, 01/17/42 (a)	300	379
		5,825
Municipal 0.6%
Dormitory Authority State of New York
4.00%, 02/15/47	890	1,010
Empire State Development Corporation
insured by Empire State Development Corporation, 4.00%, 03/15/43	890	1,020
Texas Water Development Board
4.00%, 10/15/54	555	649
Waller I.S.D. Education Foundation
4.00%, 02/15/50	890	1,056
Ysleta Independent School District
4.00%, 08/15/52	510	598
		4,333
Total Government And Agency Obligations (cost $364,436)		371,631
SENIOR FLOATING RATE INSTRUMENTS 8.1%
Information Technology 1.7%
Almonde, Inc.
USD 2nd Lien Term Loan , 8.25%, (6M USD LIBOR + 7.25%), 04/27/25 (e)	134	126
Applied Systems, Inc.
2017 1st Lien Term Loan, 4.25%, (3M USD LIBOR + 3.25%), 09/06/24 (e)	1,030	1,023
Barracuda Networks, Inc.
1st Lien Term Loan, 4.25%, (3M USD LIBOR + 3.25%), 02/12/25 (e)	85	84
By Crown Parent, LLC
Term Loan B1, 4.00%, (1M USD LIBOR + 3.00%), 01/30/26 (e)	304	300
Ceridian HCM Holding Inc.
2018 Term Loan B, 2.60%, (3M USD LIBOR + 2.50%), 04/05/25 (e)	185	179

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
CommScope, Inc.
2019 Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 02/07/26 (e)	438	426
ConvergeOne Holdings, Inc.
2019 Term Loan, 5.15%, (1M USD LIBOR + 5.00%), 01/04/26 (e)	302	275
Dell International LLC
2019 Term Loan B, 2.75%, (1M USD LIBOR + 2.00%), 09/11/25 (e)	188	187
DiscoverOrg, LLC
2019 1st Lien Term Loan, 3.90%, (1M USD LIBOR + 3.75%), 01/29/26 (e)	619	613
EIG Investors Corp.
2018 1st Lien Term Loan, 4.75%, (3M USD LIBOR + 3.75%), 02/09/23 (e)	372	370
Emerald TopCo Inc
Term Loan, 3.76%, (3M USD LIBOR + 3.50%), 07/16/26 (e)	459	441
Epicor Software Corporation
2020 Term Loan, 5.25%, (1M USD LIBOR + 4.25%), 07/21/27 (e)	615	614
Flexera Software LLC
2018 1st Lien Term Loan, 4.25%, (3M USD LIBOR + 3.25%), 01/24/25 (e)	437	433
GT Polaris, Inc.
Term Loan B, 5.00%, (3M USD LIBOR + 4.00%), 08/04/27 (e)	355	352
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.00%, (1M USD LIBOR + 3.25%), 07/01/24 (e)	656	653
IGT Holding IV AB
USD Term Loan B2, 4.75%, (3M USD LIBOR + 4.00%), 07/24/24 (e) (o)	140	132
McAfee, LLC
2018 USD Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 09/30/24 (e)	743	737
Navicure, Inc.
2019 Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 09/18/26 (e)	328	321
Playtika Holding Corp
Term Loan B, 7.00%, (6M USD LIBOR + 6.00%), 12/03/24 (e)	507	507
Presidio, Inc.
2020 Term Loan B, 3.77%, (3M USD LIBOR + 3.50%), 12/19/26 (e)	435	429
Project Alpha Intermediate Holding, Inc.
2017 Term Loan B, 4.50%, (3M USD LIBOR + 3.50%), 04/26/24 (e)	253	248
2019 Incremental Term Loan B, 4.52%, (3M USD LIBOR + 4.25%), 04/26/24 (e)	179	176
Rackspace Hosting, Inc.
2017 Incremental 1st Lien Term Loan, 4.00%, (1M USD LIBOR + 3.00%), 11/03/23 (e)	1,252	1,227
Radiate Holdco, LLC
1st Lien Term Loan, 3.75%, (1M USD LIBOR + 3.00%), 12/09/23 (e)	656	644
Redstone Buyer LLC
Term Loan, 6.00%, (3M USD LIBOR + 5.00%), 07/01/27 (e)	620	617
Refinitiv US Holdings Inc.
2018 USD Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 09/12/25 (e)	134	133
Sirius Computer Solutions, Inc.
2020 Term Loan, 3.65%, (1M USD LIBOR + 3.50%), 07/01/26 (e)	360	352
Solera, LLC
USD Term Loan B, 2.94%, (3M USD LIBOR + 2.75%), 03/03/23 (e)	273	267
Sophia, L.P.
Term Loan, 0.00%, (3M USD LIBOR + 3.75%), 10/06/27 (e) (p)	355	352
Tech Data Corporation
ABL FILO Term Loan, 5.64%, (1M USD LIBOR + 5.50%), 06/30/25 (e)	620	604
Ultimate Software Group Inc(The)
2020 Incremental Term Loan B, 4.75%, (3M USD LIBOR + 4.00%), 05/03/26 (e)	94	94
VS Buyer, LLC
Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 02/19/27 (e)	139	137
		13,053
Consumer Discretionary 1.2%
Adient US LLC
Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 05/03/24 (e)	459	453
Term Loan B, 4.49%, (3M USD LIBOR + 4.25%), 05/03/24 (e)	155	153
Bass Pro Group, LLC
Term Loan B, 5.75%, (3M USD LIBOR + 5.00%), 11/15/23 (e)	1,133	1,121
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 12/23/24 (e)	312	292
Carnival Corporation
USD Term Loan B, 8.50%, (1M USD LIBOR + 7.50%), 06/29/25 (e)	469	474
Creative Artists Agency, LLC
2019 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 11/19/26 (e)	258	247
Dealer Tire, LLC
2020 Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 12/19/25 (e)	267	261
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1M USD LIBOR + 2.50%), 02/01/24 (e)	285	276
Delta Air Lines, Inc.
Term Loan B, 0.00%, (3M USD LIBOR + 3.75%), 09/16/27 (e) (p)	275	277
Golden Entertainment, Inc.
2017 1st Lien Term Loan, 3.75%, (1M USD LIBOR + 3.00%), 06/10/24 (e)	320	306
Learning Care Group, Inc.
2018 1st Lien Term Loan, 4.25%, (3M USD LIBOR + 3.25%), 03/13/25 (e)	519	471
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.65%, (1M USD LIBOR + 3.50%), 01/24/27 (e) (o)	220	213
Milano Acquisition Corp
Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 08/17/27 (e) (p)	345	341
Numericable Group SA
USD Term Loan B11, 2.90%, (1M USD LIBOR + 2.75%), 07/31/25 (e)	803	765
Panther BF Aggregator 2 LP
USD Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 03/13/26 (e)	351	342
PetSmart, Inc.
Consenting Term Loan, 5.00%, (3M USD LIBOR + 3.50%), 03/11/22 (e)	620	618
Scientific Games International, Inc.
2018 Term Loan B5, 2.90%, (1M USD LIBOR + 2.75%), 08/14/24 (e)	45	42
2018 Term Loan B5, 3.61%, (6M USD LIBOR + 2.75%), 08/14/24 (e)	183	172
SeaWorld Parks & Entertainment, Inc.
Term Loan B5, 3.15%, (3M USD LIBOR + 3.00%), 03/01/24 (e)	259	240
Sedgwick Claims Management Services, Inc.
2019 Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 09/30/26 (e)	375	369
Staples, Inc.
7 Year Term Loan, 5.25%, (3M USD LIBOR + 5.00%), 04/05/26 (e)	518	480
Station Casinos LLC
2020 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 01/30/27 (e)	162	155
Tenneco, Inc.
2018 Term Loan B, 3.15%, (3M USD LIBOR + 3.00%), 10/01/25 (e)	273	246
Wand NewCo 3, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 02/05/26 (e)	81	78
2020 Term Loan, 4.07%, (3M USD LIBOR + 3.00%), 02/05/26 (e)	203	196

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
WideOpenWest Finance LLC
2017 Term Loan B, 0.00%, (3M USD LIBOR + 3.25%), 08/19/23 (e) (p)	140	138
William Morris Endeavor Entertainment, LLC
2018 1st Lien Term Loan, 2.90%, (1M USD LIBOR + 2.75%), 05/11/25 (e)	312	265
		8,991
Industrials 1.1%
AI Convoy (Luxembourg) S.A.R.L
USD Term Loan B, 4.65%, (6M USD LIBOR + 3.50%), 01/20/27 (e)	434	431
APX Group, Inc.
2020 Term Loan, 5.15%, (1M USD LIBOR + 5.00%), 12/31/25 (e)	394	386
2020 Term Loan, 7.25%, (PRIME + 4.00%), 12/31/25 (e)	—	—
Brookfield WEC Holdings Inc.
2020 Term Loan, 3.75%, (1M USD LIBOR + 3.00%), 08/01/25 (e)	325	317
Camelot U.S. Acquisition 1 Co.
Term Loan B, 0.00%, (3M USD LIBOR + 3.00%), 10/31/26 (e) (p)	210	209
Circor International, Inc.
2020 Term Loan B, 4.25%, (1M USD LIBOR + 3.25%), 12/11/24 (e)	355	347
Crosby US Acquisition Corp.
Term Loan B, 4.91%, (3M USD LIBOR + 4.75%), 06/12/26 (e)	193	183
Dun & Bradstreet Corporation (The)
Term Loan, 0.00%, (6M USD LIBOR + 3.75%), 02/01/26 (e) (p)	620	613
Emerald Expositions Holding, Inc.
2017 Term Loan B, 2.65%, (1M USD LIBOR + 2.50%), 05/22/24 (e)	292	262
Filtration Group Corporation
2018 1st Lien Term Loan, 3.15%, (3M USD LIBOR + 3.00%), 03/27/25 (e)	337	330
Garda World Security Corporation
2019 1st Lien Term Loan B, 4.90%, (1M USD LIBOR + 4.75%), 10/17/26 (e)	918	911
Gates Global LLC
2017 USD Repriced Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 04/01/24 (e)	471	464
Graham Packaging Company Inc.
Term Loan, 4.50%, (1M USD LIBOR + 3.75%), 07/28/27 (e)	615	611
Hertz Corporation, (The)
2016 Term Loan B, 3.50%, (3M USD LIBOR + 2.75%), 06/30/23 (e)	174	166
MHI Holdings,LLC
Term Loan B, 5.15%, (3M USD LIBOR + 5.00%), 09/18/26 (e) (o)	363	361
MRC Global (US) Inc.
2018 1st Lien Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 09/01/24 (e) (o)	295	268
NCI Building Systems, Inc.
2018 Term Loan , 3.90%, (1M USD LIBOR + 3.75%), 04/12/25 (e)	313	307
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.25%, (3M USD LIBOR + 3.25%), 12/31/22 (e)	348	344
2019 Term Loan B1, 4.25%, (1Y USD LIBOR+ 3.25%), 12/31/22 (e)	347	344
2019 Term Loan B1, 4.25%, (1M USD LIBOR + 3.25%), 12/31/22 (e)	375	371
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.90%, (1M USD LIBOR + 2.75%), 02/05/23 (e)	35	34
USD 2017 Term Loan, 2.91%, (3M USD LIBOR + 2.75%), 02/05/23 (e)	211	208
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1M USD LIBOR + 3.25%), 11/02/26 (e)	429	415
TransDigm, Inc.
2020 Term Loan F, 2.40%, (1M USD LIBOR + 2.25%), 06/09/23 (e)	437	413
2020 Term Loan E, 2.40%, (1M USD LIBOR + 2.25%), 05/30/25 (e)	40	37
Vertiv Group Corporation
Term Loan B, 3.16%, (3M USD LIBOR + 3.00%), 02/11/27 (e)	514	505
		8,837
Health Care 0.9%
Agiliti Health, Inc
Term Loan, 0.00%, (3M USD LIBOR + 3.00%), 01/04/26 (e) (p)	40	39
Agiliti Health, Inc.
Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 10/10/25 (e)	1	1
Term Loan, 3.19%, (1M USD LIBOR + 3.00%), 10/18/25 (e)	229	221
Athenahealth, Inc.
2019 Term Loan B, 4.63%, (1M USD LIBOR + 4.50%), 01/25/26 (e)	2	2
2019 Term Loan B, 4.75%, (3M USD LIBOR + 4.50%), 01/25/26 (e)	980	963
Aveanna Healthcare, LLC
2017 1st Lien Term Loan, 5.25%, (3M USD LIBOR + 4.25%), 03/16/24 (e)	234	220
2020 Incremental Term Loan, 0.00%, (3M USD LIBOR + 6.25%), 03/18/24 (e) (p)	20	19
Bausch Health Companies Inc.
2018 Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 05/19/25 (e)	464	455
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3M USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (e)	218	212
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 5.00%, (3M USD LIBOR + 4.25%), 04/12/24 (e)	275	261
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.90%, (3M USD LIBOR + 3.75%), 09/27/25 (e)	774	557
EyeCare Partners LLC
2020 Term Loan, 3.90%, (1M USD LIBOR + 3.75%), 02/05/27 (e)	177	166
Gentiva Health Services, Inc.
2020 Term Loan, 3.44%, (1M USD LIBOR + 3.25%), 07/02/25 (e)	433	423
Global Medical Response, Inc.
2018 Term Loan B1, 4.25%, (3M USD LIBOR + 3.25%), 04/28/22 (e)	249	248
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 06/07/23 (e)	625	614
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.41%, (1M USD LIBOR + 3.25%), 06/01/25 (e)	285	273
Packaging Coordinators Midco, Inc.
Term Loan, 0.00%, (3M USD LIBOR + 3.75%), 10/01/27 (e) (p)	90	89
Parexel International Corporation
Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 08/06/24 (e)	329	315
Pearl Intermediate Parent LLC
2018 Incremental Term Loan, 5.01%, (3M USD LIBOR + 3.25%), 02/14/25 (e)	253	247
PetVet Care Centers, LLC
Delayed Draw Term Loan, 5.25%, (1M USD LIBOR + 4.25%), 02/14/25 (e)	234	234
Poseidon Intermediate LLC
Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 08/18/25 (e)	505	499
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 11/09/25 (e)	435	422
Select Medical Corporation
2017 Term Loan B, 2.78%, (6M USD LIBOR + 2.50%), 03/06/25 (e)	579	562
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1M USD LIBOR + 2.75%), 01/12/24 (e)	273	228
		7,270

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Financials 0.9%
AlixPartners, LLP
2017 Term Loan B, 2.64%, (1M USD LIBOR + 2.50%), 03/28/24 (e)	194	189
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 05/07/25 (e)	654	634
AmWINS Group, Inc.
2017 Term Loan B, 3.75%, (1M USD LIBOR + 2.75%), 01/19/24 (e)	119	118
AssuredPartners, Inc.
2020 Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 02/13/27 (e)	610	591
Asurion LLC
2018 Term Loan B7, 3.15%, (1M USD LIBOR + 3.00%), 11/15/24 (e)	688	676
2017 2nd Lien Term Loan, 6.65%, (1M USD LIBOR + 6.50%), 08/04/25 (e)	620	620
BCP Renaissance Parent LLC
2017 Term Loan B, 4.50%, (3M USD LIBOR + 3.50%), 09/20/24 (e)	361	334
Blackstone CQP Holdco LP
Term Loan B, 3.73%, (3M USD LIBOR + 3.50%), 05/29/24 (e)	654	639
Crown Finance US, Inc.
2018 USD Term Loan, 2.52%, (6M USD LIBOR + 2.25%), 02/05/25 (e)	142	94
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 08/15/25 (e)	289	278
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (1M USD LIBOR + 3.75%), 03/05/27 (e)	803	797
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 3.14%, (1M USD LIBOR + 3.00%), 06/26/25 (e)	331	319
Hub International Limited
2019 Incremental Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 04/25/25 (e) (p)	620	617
2018 Term Loan B, 3.22%, (3M USD LIBOR + 3.00%), 04/25/25 (e)	2	2
2018 Term Loan B, 3.26%, (3M USD LIBOR + 3.00%), 04/25/25 (e)	754	728
Nielsen Finance LLC
2020 USD Term Loan B5, 4.75%, (1M USD LIBOR + 3.75%), 06/06/25 (e)	128	128
PI US MergerCo, Inc.
USD 2017 1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 01/01/25 (e)	207	199
		6,963
Communication Services 0.8%
Altice Financing SA
2017 USD Term Loan B, 0.00%, (3M USD LIBOR + 2.75%), 07/31/25 (e) (p)	—	—
2017 USD Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 07/31/25 (e)	243	232
Altice France S.A.
2018 Term Loan B13, 4.15%, (1M USD LIBOR + 4.00%), 07/13/26 (e)	720	698
Banijay Entertainment S.A.S
USD Term Loan, 3.91%, (1M USD LIBOR + 3.75%), 02/04/25 (e)	220	215
CenturyLink, Inc.
2020 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 03/15/27 (e)	525	504
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 3.76%, (3M USD LIBOR + 3.50%), 08/08/26 (e)	316	287
Connect Finco Sarl
Term Loan B, 4.65%, (1M USD LIBOR + 4.50%), 09/23/26 (e)	234	227
Consolidated Communications, Inc.
2016 Term Loan B, 0.00%, (3M USD LIBOR + 4.75%), 09/15/27 (e) (p)	200	198
CSC Holdings, LLC
2019 Term Loan B5, 2.65%, (1M USD LIBOR + 2.50%), 04/15/27 (e)	336	325
Frontier Communications Corporation
2017 Term Loan B1, 6.00%, (PRIME + 2.75%), 05/31/24 (e)	620	609
GTT Communications, Inc.
2018 USD Term Loan B, 2.97%, (3M USD LIBOR + 2.75%), 04/27/25 (e)	369	317
Iridium Satellite LLC
Term Loan, 4.75%, (1M USD LIBOR + 3.75%), 10/08/27 (e)	684	682
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 4.00%, (3M USD LIBOR + 3.00%), 10/27/24 (e)	307	301
Radiate Holdco, LLC
1st Lien Term Loan B, 0.00%, (3M USD LIBOR + 3.50%), 09/10/26 (e) (p)	410	402
Uber Technologies, Inc.
2018 Incremental Term Loan, 3.65%, (1M USD LIBOR + 3.50%), 07/13/23 (e)	119	117
2018 Term Loan, 0.00%, (3M USD LIBOR + 4.00%), 04/04/25 (e) (p)	195	193
Univision Communications Inc.
Term Loan C5, 3.75%, (1M USD LIBOR + 2.75%), 03/15/24 (e)	447	429
Virgin Media Bristol LLC
USD Term Loan N, 2.65%, (1M USD LIBOR + 2.50%), 10/03/27 (e)	175	170
Zayo Group Holdings, Inc.
USD Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 02/20/27 (e)	328	318
		6,224
Energy 0.5%
Eastern Power, LLC
Term Loan B, 4.75%, (3M USD LIBOR + 3.75%), 10/02/23 (e)	356	353
EG America LLC
2018 USD Term Loan, 4.22%, (3M USD LIBOR + 4.00%), 06/30/25 (e)	569	556
Granite Generation LLC
Term Loan B, 4.75%, (3M USD LIBOR + 3.75%), 10/22/26 (e)	209	207
Term Loan B, 4.75%, (1M USD LIBOR + 3.75%), 10/22/26 (e)	1,135	1,127
Granite Holdings US Acquisition Co.
Term Loan B, 5.47%, (3M USD LIBOR + 5.25%), 09/23/26 (e)	193	183
Kestrel Acquisition, LLC
2018 Term Loan B, 5.25%, (3M USD LIBOR + 4.25%), 05/02/25 (e)	248	219
Lower Cadence Holdings LLC
Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 05/10/26 (e)	422	388
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 4.00%, (1M USD LIBOR + 3.00%), 01/31/25 (e)	429	391
Medallion Midland Acquisition, LLC
1st Lien Term Loan, 4.25%, (1M USD LIBOR + 3.25%), 10/31/24 (e)	349	328
Prairie ECI Acquiror LP
Term Loan B, 4.90%, (1M USD LIBOR + 4.75%), 03/07/26 (e)	426	382
		4,134
Materials 0.5%
Berlin Packaging LLC
2018 1st Lien Term Loan, 3.16%, (1M USD LIBOR + 3.00%), 11/01/25 (e)	256	248
2018 1st Lien Term Loan, 3.23%, (3M USD LIBOR + 3.00%), 11/01/25 (e)	2	2
BWAY Holding Company
2017 Term Loan B, 3.52%, (3M USD LIBOR + 3.25%), 04/03/24 (e)	342	320
CPG International Inc.
Term Loan, 0.00%, (3M USD LIBOR + 3.75%), 05/03/24 (e) (p)	160	159
2017 Term Loan, 4.75%, (3M USD LIBOR + 3.75%), 05/03/24 (e)	107	107

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Diamond (BC) B.V.
USD Term Loan , 3.16%, (1M USD LIBOR + 3.00%), 07/24/24 (e)	1	1
Forterra Finance, LLC
2017 Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 10/25/23 (e)	154	153
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 5.25%, (3M USD LIBOR + 4.25%), 06/30/22 (e)	290	281
PQ Corporation
2020 USD Incremental Term Loan B, 4.00%, (3M USD LIBOR + 3.00%), 02/07/27 (e)	375	373
Pro Mach Group, Inc.
2020 Delayed Draw Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 03/07/25 (e)	66	65
2020 Incremental Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 03/07/25 (e)	130	127
Solenis Holdings LLC
2018 1st Lien Term Loan, 4.15%, (1M USD LIBOR + 4.00%), 12/18/25 (e)	1	1
2018 1st Lien Term Loan, 4.26%, (3M USD LIBOR + 4.00%), 06/26/25 - 12/18/25 (e)	285	277
Starfruit Finco B.V
2018 USD Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 09/20/25 (e)	247	239
TMS International Corp.
2018 Term Loan B2, 3.75%, (3M USD LIBOR + 2.75%), 08/14/24 (e) (o)	144	140
2018 Term Loan B2, 3.75%, (1M USD LIBOR + 2.75%), 08/14/24 (e) (o)	141	137
TricorBraun Holdings, Inc.
2016 1st Lien Term Loan, 4.75%, (3M USD LIBOR + 3.75%), 11/29/23 (e)	166	164
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.00%, (3M USD LIBOR + 3.00%), 10/05/24 (e)	532	518
Wilsonart LLC
2017 Term Loan B, 4.25%, (3M USD LIBOR + 3.25%), 12/19/23 (e)	206	204
		3,516
Consumer Staples 0.3%
Diamond (BC) B.V.
USD Term Loan, 3.26%, (1M USD LIBOR + 3.00%), 07/24/24 (e)	223	208
Froneri International Ltd.
2020 USD Term Loan, 2.40%, (3M USD LIBOR + 2.25%), 01/29/27 (e)	380	364
Sunshine Luxembourg VII SARL
USD Term Loan B1, 0.00%, (3M USD LIBOR + 4.25%), 07/12/26 (e) (p)	620	616
USD Term Loan B1, 5.32%, (6M USD LIBOR + 4.25%), 07/12/26 (e)	218	217
Verscend Holding Corp.
2018 Term Loan B, 4.65%, (1M USD LIBOR + 4.50%), 08/08/25 (e)	997	986
		2,391
Utilities 0.1%
Edgewater Generation, L.L.C.
Term Loan, 0.00%, (3M USD LIBOR + 3.75%), 11/29/25 (e) (p)	—	—
Term Loan, 3.90%, (3M USD LIBOR + 3.75%), 11/29/25 (e)	478	463
Nautilus Power, LLC
Term Loan B, 5.25%, (3M USD LIBOR + 4.25%), 04/28/24 (e)	268	262
Talen Energy Supply, LLC
2019 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 06/24/26 (e)	291	287
		1,012
Real Estate 0.1%
Realogy Group LLC
2018 Term Loan B, 3.00%, (1M USD LIBOR + 2.25%), 01/25/25 (e)	437	418
Total Senior Floating Rate Instruments (cost $64,049)		62,809
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.6%
Allegany Park CLO, Ltd.
Series 2019-D-1A, 3.97%, (3M USD LIBOR + 3.70%), 01/20/33 (e)	1,000	991
Amcap Funding LLC
Series 2018-A-1, 4.98%, 06/15/23	1,880	1,962
Benefit Street Partners CLO XIX, Ltd.
Series 2019-D-19A, 4.07%, (3M USD LIBOR + 3.80%), 01/18/33 (e)	2,600	2,461
BX Commercial Mortgage Trust
Series 2018-A-IND, 0.90%, (1M USD LIBOR + 0.75%), 10/15/20 (e)	1,315	1,313
Series 2018-B-IND, REMIC, 1.05%, (1M USD LIBOR + 0.90%), 10/15/20 (e)	483	481
BXMT, Ltd.
Series 2020-A-FL2, 1.05%, (1M USD LIBOR + 0.90%), 02/18/38 (e)	1,490	1,464
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC25, REMIC, 1.14%, 10/11/47 (e)	13,133	430
Interest Only, Series 2015-XA-GC27, REMIC, 1.49%, 02/12/48 (e)	7,341	337
COMM Mortgage Trust
Interest Only, Series 2014-XA-CR16, REMIC, 1.14%, 04/12/47 (e)	12,606	365
Interest Only, Series 2014-XA-LC15, REMIC, 1.26%, 04/12/47 (e)	17,729	544
Interest Only, Series 2014-XA-UBS3, REMIC, 1.23%, 06/12/47 (e)	12,208	400
Interest Only, Series 2014-XA-UBS6, REMIC, 1.04%, 12/12/47 (e)	11,318	326
Series 2012-AM-CR4, REMIC, 3.25%, 10/17/22	1,835	1,711
Elmwood CLO IV Ltd
Series 2020-D-1A, 4.33%, (3M USD LIBOR + 3.15%), 04/15/33 (e)	4,250	4,065
FRESB Mortgage Trust
Series 2017-B-SB38, REMIC, 3.92%, 08/25/27 (k)	1,743	1,396
GS Mortgage Securities Trust
Series 2011-A4-GC3, REMIC, 4.75%, 01/10/21	834	838
Interest Only, Series 2014-XA-GC18, REMIC, 1.17%, 01/11/47 (e)	17,400	481
Interest Only, Series 2014-XA-GC26, REMIC, 1.11%, 11/13/47 (e)	12,936	422
Interest Only, Series 2015-XA-GC30, REMIC, 0.88%, 05/12/50 (e)	16,654	484
Kayne CLO
Series 2019-D-1A, 4.48%, (3M USD LIBOR + 4.20%), 01/18/33 (e)	2,850	2,771
Series 2019-D-6A, 5.52%, (3M USD LIBOR + 4.00%), 01/20/33 (e)	2,450	2,457
Kayne CLO 7 Ltd
Series 2020-D-7A, 4.11%, (3M USD LIBOR + 2.95%), 04/18/33 (e)	1,900	1,814
Magnetite XXIV, Limited
Series 2019-D-24A, 4.07%, (3M USD LIBOR + 3.80%), 01/18/33 (e)	5,200	5,200
Mariner CLO 2015-1 LLC
Series 2015-DR2-1A, 3.12%, (3M USD LIBOR + 2.85%), 04/20/29 (e)	2,000	1,899
Milos CLO Ltd
Series 2017-DR-1A, 3.02%, (3M USD LIBOR + 2.75%), 10/21/30 (e)	1,750	1,596
Nelnet Student Loan Trust
Series 2019-A1-7A, 0.65%, (1M USD LIBOR + 0.50%), 01/25/68 (e)	2,151	2,145
OBX Trust
Series 2019-2A1A-EXP2, REMIC, 1.05%, (1M USD LIBOR + 0.90%), 07/25/23 (e)	1,158	1,158
Series 2019-2A1A-EXP3, REMIC, 1.10%, (1M USD LIBOR + 0.95%), 09/25/59 (e)	1,433	1,434
OHA Loan Funding, Ltd.
Series 2016-DR-1A, 3.27%, (3M USD LIBOR + 3.00%), 01/20/33 (e)	3,250	3,023
Palmer Square Loan Funding Ltd
Series 2015-CR2-2A, 3.02%, (3M USD LIBOR + 2.75%), 07/22/30 (e)	2,250	2,124

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Permanent Master Issuer PLC
Series 2018-1A1-1A, 0.65%, (3M USD LIBOR + 0.38%), 10/15/20 (a) (e)	187	187
Structured Asset Investment Loan Trust
Series 2003-M1-BC5, REMIC, 1.27%, (1M USD LIBOR + 1.13%), 06/25/33 (e)	58	57
Symphony CLO XXII Ltd
Series 2020-D-22A, 4.46%, (3M USD LIBOR + 3.15%), 04/18/33 (e)	2,000	1,905
TICP CLO VII Ltd
Series 2017-DR-7A, 3.48%, (3M USD LIBOR + 3.20%), 04/15/33 (e)	1,000	945
TICP CLO XV Ltd
Series 2020-D-15A, 4.80%, (3M USD LIBOR + 3.15%), 04/20/33 (e)	500	488
Trestles CLO III Ltd
Series 2020-D-3A, 3.52%, (3M USD LIBOR + 3.25%), 01/20/33 (e)	1,000	915
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-LC14, REMIC, 1.36%, 03/15/47 (e)	8,157	249
Interest Only, Series 2014-XA-C21, REMIC, 1.19%, 08/15/47 (e)	12,122	357
Total Non-U.S. Government Agency Asset-Backed Securities (cost $52,983)		51,195
SHORT TERM INVESTMENTS 10.0%
U.S. Treasury Bill 7.5%
Treasury, United States Department of
0.10%, 10/22/20 (q) (r)	14,145	14,144
0.12%, 05/20/21 (r)	44,015	43,987
		58,131
Investment Companies 1.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (s) (t)	14,175	14,175
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (s) (t)	4,618	4,618
Total Short Term Investments (cost $76,919)		76,924
Total Investments 128.8% (cost $982,151)		996,611
Other Derivative Instruments 0.1%		857
Other Assets and Liabilities, Net (28.9)%		(223,462)
Total Net Assets 100.0%		774,006

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $183,148 and 23.7% of the Fund.

(b) Perpetual security. Next contractual call date presented, if applicable.

(c) Convertible security.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) All or a portion of the security was on loan as of September 30, 2020.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2020, the total payable for investments purchased on a delayed delivery basis was $217,505.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(l) Non-income producing security.

(m) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(o) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(q) All or a portion of the security is pledged or segregated as collateral.

(r) The coupon rate represents the yield to maturity.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Santander, S.A., 7.50%, callable at 100 beginning 02/08/24	11/05/19	844	845	0.1
Centrica PLC, 3.00%, 04/10/76	09/25/18	829	820	0.1
Dresdner Bank AG, 7.00%, callable at 100 beginning 04/09/25	08/18/20	406	400	0.1
Emirates NBD Bank PJSC, 6.13%, callable at 100 beginning 03/20/25	08/06/20	322	331	—
New World Development Company Limited, 4.13%, 07/18/29	08/12/20	325	324	—
Next PLC, 3.63%, 05/18/28	09/25/18	394	400	0.1
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	03/25/15	1,258	141	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	07/28/17	245	26	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	02/09/17	163	14	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	03/25/15	514	127	—
Skandinaviska Enskilda Banken AB, 5.13%, callable at 100 beginning 05/13/25	09/03/20	831	812	0.1
UBS Group Funding (Switzerland) AG, 6.88%, callable at 100 beginning 08/07/25	11/06/19	1,179	1,169	0.2
UniCredit S.p.A., 8.00%, callable at 100 beginning 06/03/24	11/05/19	211	215	—
		7,521	5,624	0.7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Neuberger Berman Strategic Income Fund – Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
EyeCare Partners LLC - 2020 Term Loan	42	(3)
Pro Mach Group, Inc. - 2020 Delayed Draw Term Loan	61	3
	103	-

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
Euro Bund	(50)	December 2020	EUR	(8,663)	21	(74)
United States 10 Year Note	(364)	December 2020		(50,655)	91	(134)
United States 10 Year Ultra Bond	(324)	December 2020		(51,650)	152	(165)
United States Long Bond	(76)	December 2020		(13,409)	71	11
United States Ultra Bond	(261)	December 2020		(57,990)	522	97
					857	(265)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 54.1%
Mortgage-Backed Securities 40.5%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/48 - 03/01/49	6,906	7,356
Federal National Mortgage Association, Inc.
TBA, 4.50%, 10/15/46 (a)	9,400	10,169
TBA, 3.00%, 11/15/47 (a)	38,800	40,657
TBA, 3.50%, 11/15/47 (a)	80,800	85,285
TBA, 4.00%, 11/15/47 (a)	228,600	244,057
TBA, 2.50%, 11/15/47 - 12/15/47 (a)	153,400	160,569
3.50%, 03/01/48 - 02/01/50	13,793	14,608
4.00%, 09/01/48 - 08/01/49	41,987	44,744
3.00%, 03/01/50	8,194	8,676
TBA, 2.00%, 12/15/50 (a) (b)	56,300	57,984
		674,105
U.S. Treasury Note 5.4%
Treasury, United States Department of
2.25%, 10/31/24 (c)	37,000	40,047
2.63%, 01/31/26 (c)	16,700	18,741
1.63%, 08/15/29	28,600	31,125
		89,913
U.S. Treasury Inflation Indexed Securities 4.1%
Treasury, United States Department of
0.13%, 10/15/24 - 07/15/30 (d)	9,496	10,291
0.38%, 01/15/27 - 07/15/27 (d)	993	1,094
0.25%, 07/15/29 - 02/15/50 (d)	19,463	21,869
2.13%, 02/15/40 (d)	240	367
0.75%, 07/15/28 - 02/15/45 (d)	9,523	11,037
0.63%, 02/15/43 (d)	113	138
1.38%, 02/15/44 (d)	111	158
1.00%, 02/15/46 - 02/15/49 (d)	7,901	10,933
0.88%, 01/15/29 - 02/15/47 (d)	9,989	11,889
		67,776
Sovereign 4.1%
Abu Dhabi, Government of
3.13%, 10/11/27 (e)	600	666
3.88%, 04/16/50 (e)	700	852
Buenos Aires City S.A.
29.82%, (BADLAR + 5.00%), 01/23/22, ARS (f)	17,950	130
29.62%, (BADLAR + 3.25%), 03/29/24, ARS (f)	61,987	389
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.39%, 01/23/26	203	215
8.20%, 08/12/26, PEN (e)	7,960	2,938
6.35%, 08/12/28, PEN (g)	400	134
6.35%, 08/12/28, PEN (e)	5,301	1,772
5.94%, 02/12/29, PEN	5,932	1,934
5.94%, 02/12/29, PEN (e)	2,416	789
2.78%, 01/23/31	401	429
6.95%, 08/12/31, PEN (e)	2,507	856
6.15%, 08/12/32, PEN	9,393	3,001
5.40%, 08/12/34, PEN (e)	2,628	767
5.35%, 08/12/40, PEN (e)	1,880	518
Export-Import Bank of India
1.25%, (3M USD LIBOR + 1.02%), 03/28/22 (f)	2,600	2,597
Gobierno de la Provincia de Buenos Aires
32.81%, (BADLAR + 3.83%), 05/31/22, ARS (f)	20,024	121
28.19%, (BADLAR + 3.75%), 04/12/25, ARS (f) (g)	6,440	37
Gobierno de la Republica de Guatemala
5.38%, 04/24/32 (e)	200	229
6.13%, 06/01/50 (e)	200	238
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (e)	249	292
Gobierno Federal de los Estados Unidos Mexicanos
3.90%, 04/27/25	200	218
4.75%, 04/27/32 (h)	600	666
5.00%, 04/27/51	600	651
Government of the Republic of Serbia
3.13%, 05/15/27, EUR (e)	554	694
Ministry of Defence State of Israel
3.80%, 05/13/60 (g)	400	477
4.50%, 04/03/20	400	547
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (e)	800	857
5.10%, 04/23/48 (e)	200	275
4.40%, 04/16/50 (e)	1,200	1,532
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/37 (g) (i) (j) (k)	1,590	46
Presidencia De La Nacion
26.41%, (BADLAR + 2.00%), 04/03/22, ARS (f)	78,491	529
30.02%, (BADLAR), 10/04/22, ARS (f)	154	1
15.50%, 10/17/26, ARS	63,437	187
1.00%, 07/09/29	562	255
0.13%, 07/09/30 - 07/09/46 (l)	15,772	6,423
Republica Bolivariana de Venezuela
0.00%, 12/09/20 - 03/31/38 (g) (i) (j) (k)	5,970	439
Saudi Arabia, Government of
4.63%, 10/04/47 (e)	600	733
5.00%, 04/17/49 (e)	900	1,164
Saudi Arabia, Kingdom of
2.38%, 10/26/21 (g)	2,862	2,908
4.00%, 04/17/25 (g)	4,700	5,216
3.25%, 10/26/26 (g)	5,600	6,085
3.63%, 03/04/28 (g)	200	221
4.38%, 04/16/29 (g)	600	702
South Africa, Parliament of
4.85%, 09/30/29	1,000	953
5.75%, 09/30/49	1,000	844
The Republic of Indonesia, The Government of
4.20%, 10/15/50	800	923
Turkiye Cumhuriyeti Basbakanlik
5.63%, 03/30/21	300	299
7.25%, 12/23/23	400	411
5.60%, 11/14/24	2,800	2,711
4.25%, 03/13/25	4,000	3,672
4.63%, 03/31/25, EUR	1,500	1,710
7.63%, 04/26/29	2,130	2,191
5.25%, 03/13/30 (h)	3,400	3,018
5.75%, 05/11/47	800	629
Turkiye Ihracat Kredi Bankasi A.S.
8.25%, 01/24/24 (e)	200	203
		67,294
Treasury Inflation Indexed Securities 0.0%
Presidencia De La Nacion
0.00%, 12/04/21, ARS (m)	61,786	483
1.10%, 04/17/22, ARS (m)	39,752	273
		756
Municipal 0.0%
Puerto Rico, Commonwealth of
0.00%, 07/01/23 - 07/01/41 (i) (j)	410	275
U.S. Treasury Bond 0.0%
Treasury, United States Department of
3.00%, 08/15/48	30	41
Total Government And Agency Obligations (cost $893,395)		900,160
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 37.3%
Accredited Mortgage Loan Trust
Series 2006-A4-2, REMIC, 0.41%, (1M USD LIBOR + 0.26%), 09/25/36 (f) (l)	15,286	14,579
ACE Securities Corp. Home Equity Loan Trust
Series 2004-A3-HS1, REMIC, 0.95%, (1M USD LIBOR + 0.80%), 02/25/34 (f) (l)	1,051	1,012
Adagio IV CLO Designated Activity Company
Series IV-A1R-A, 0.66%, (3M EURIBOR + 0.66%), 10/15/29, EUR (e) (f)	5,313	6,216
Series IV-A2R-A, 1.10%, 10/15/29, EUR (e)	564	661
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 1.17%, (1M USD LIBOR + 1.02%), 04/25/34 (f) (l)	6,105	5,872
AFC Mortgage Corporation
Series 2000-2A-1, REMIC, 0.79%, (1M USD LIBOR + 0.64%), 03/25/30 (f)	1,558	1,378

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Alba PLC
Series 2006-D-2, 0.52%, (3M GBP LIBOR + 0.46%), 12/15/38, GBP (f) (g)	1,465	1,664
Albacore Euro CLO I Designated Activity Company
Series A-1A, 1.53%, (3M EURIBOR + 1.53%), 07/18/31, EUR (e) (f)	8,070	9,478
Alternative Loan Trust
Series 2005-1A1-35CB, 5.50%, 09/25/35	1,092	988
Series 2005-1A1-59, REMIC, 0.82%, (1M USD LIBOR + 0.33%), 11/20/35 (f)	2,487	2,283
Series 2006-1A1A-OA17, REMIC, 0.35%, (1M USD LIBOR + 0.20%), 12/20/46 (f)	2,227	1,757
Series 2005-B1-J4, REMIC, 2.20%, (1M USD LIBOR + 1.35%), 07/25/35 (f)	3,223	2,790
Series 2005-A3-38, REMIC, 0.85%, (1M USD LIBOR + 0.70%), 09/25/35 (f)	380	335
Series 2005-2A3A-AR1, REMIC, 0.50%, (1M USD LIBOR + 0.35%), 10/25/35 (f)	10,928	9,614
Series 2005-A1-81, REMIC, 0.43%, (1M USD LIBOR + 0.28%), 02/25/36 (f)	1,169	993
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,576	2,875
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	2,182	1,784
Ameriquest Mortgage Securities Inc.
Series 2004-A4-R2, REMIC, 0.93%, (1M USD LIBOR + 0.78%), 04/25/34 (f) (l)	662	631
ASSURANT CLO I LTD
Series 2017-A-1A, 1.52%, (3M USD LIBOR + 1.25%), 10/22/29 (f)	1,700	1,684
Atrium XII LLC
Series AR-12A, 1.09%, (3M USD LIBOR + 0.83%), 04/22/27 (f)	5,537	5,485
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 0.72%, (3M USD LIBOR + 0.45%), 10/11/42 (e) (f)	8,150	6,117
BAMLL Commercial Mortgage Securities Trust
Series 2019-A-AHT, 1.35%, (1M USD LIBOR + 1.20%), 03/15/21 (f)	7,010	6,614
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 0.83%, (1M USD LIBOR + 0.68%), 02/20/35 (f)	4,750	4,435
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	1,114	1,160
BBCMS Trust
Series 2018-C-RRI, REMIC, 1.40%, (1M USD LIBOR + 1.25%), 02/15/33 (f)	575	560
Series 2018-D-RRI, REMIC, 2.20%, (1M USD LIBOR + 2.05%), 02/15/33 (f)	400	384
Series 2018-E-RRI, REMIC, 3.25%, (1M USD LIBOR + 3.10%), 02/15/33 (f)	2,600	2,478
BCAP LLC Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (f)	5,087	3,662
Bear Stearns ALT-A Trust
Series 2005-12A1-8, REMIC, 0.69%, (1M USD LIBOR + 0.54%), 10/25/35 (f)	5,208	4,916
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 7.44%, 12/15/29 (f)	6,296	1,544
Carrington Mortgage Loan Trust, Series 2006-NC3
Series 2006-A4-NC3, REMIC, 0.39%, (1M USD LIBOR + 0.24%), 07/25/36 (f) (l)	7,130	5,407
CBAM 2017-2 Ltd
Series 2017-A-2A, 1.51%, (3M USD LIBOR + 1.24%), 10/17/29 (f)	15,400	15,333
CBAM 2018-5 Ltd
Series 2018-A-5A, 1.29%, (3M USD LIBOR + 1.02%), 04/17/31 (f)	1,100	1,085
C-BASS Mortgage Loan Asset-Backed Certificates
Series 2006-A2C-CB8, REMIC, 0.33%, (1M USD LIBOR + 0.15%), 10/25/36 (f)	7,468	6,395
Chevy Chase Funding LLC
Series 2004-A1-1A, 0.43%, (1M USD LIBOR + 0.28%), 01/25/35 (e) (f)	572	537
CHL Mortgage Pass-Through Trust
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,676	1,150
Citigroup Commercial Mortgage Trust
Series 2018-A1-B2, 2.86%, 01/12/23	571	583
Citigroup Commercial Mortgage Trust 2016-C1
Series 2016-A4-C1, REMIC, 3.21%, 05/12/26	5,500	6,070
Citigtoup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	4,654	4,756
Series 2013-1A4-2, REMIC, 3.63%, 11/25/37 (f)	7,469	6,600
COMM Mortgage Trust
Series 2013-ASB-CR10, REMIC, 3.80%, 04/12/23	366	383
Commercial Mortgage Lease-Backed Certificates Series
Series 2001-D-CMLB, 8.20%, 06/20/31 (f)	4,000	4,073
Commonbond Student Loan Trust
Series 2020-A-AGS, 1.98%, 08/25/50	10,022	10,237
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	3,500	1,885
Credit Suisse Mortgage Capital Certificates
Series 2009-5A9-11R, REMIC, 3.28%, 08/26/36 (f)	3,517	3,477
Crestline Denali CLO Ltd
Series 2013-A1LR-1A, 1.29%, (3M USD LIBOR + 1.05%), 10/26/27 (e) (f)	7,975	7,900
CSMC Mortgage-Backed Trust
Series 2009-1A2-5R, REMIC, 3.06%, 06/26/36 (f)	3,525	3,082
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	584	479
CWABS Asset-Backed Certificates Trust
Series 2006-2A2-18, REMIC, 0.31%, (1M USD LIBOR + 0.16%), 05/25/33 (f) (l)	330	322
Series 2006-2A4-20, REMIC, 0.38%, (1M USD LIBOR + 0.23%), 09/25/35 (f)	14,200	11,159
CWABS Asset-Backed Certificates Trust 2006-21
Series 2006-1A-21, REMIC, 0.29%, (1M USD LIBOR + 0.14%), 05/25/35 (f) (l)	1,650	1,463
CWABS, Inc.
Series 2004-M1-SD3, REMIC, 1.42%, (1M USD LIBOR + 1.28%), 07/25/34 (f) (l)	819	789
Series 2004-M4-AB2, REMIC, 1.42%, (1M USD LIBOR + 1.28%), 11/25/34 (f)	2,096	1,793
Series 2005-MV6-7, REMIC, 1.35%, (1M USD LIBOR + 0.80%), 08/25/35 (f) (l)	4,000	3,620
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 0.35%, (1M USD LIBOR + 0.40%), 04/25/46 (f)	3,620	3,036
DT Auto Owner Trust 2020-2
Series 2020-A-2A, 1.14%, 01/15/24	2,290	2,291
Dukinfield II PLC
Series A-2, 1.31%, (3M GBP LIBOR + 1.25%), 12/20/52, GBP (f) (g) (l)	2,591	3,351
Dutch Property Finance 2020-1 B.V.
Series 2020-A-1, 0.26%, (3M EURIBOR + 0.65%), 07/28/54, EUR (f) (g) (l)	655	765
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (f)	1,705	1,713
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 1.12%, (1M USD LIBOR + 0.98%), 01/25/36 (f) (l)	5,905	5,125
European Secured Lending S.A., SICAV-RAIF
Series 2019-A-PL1, 0.33%, (1M EURIBOR + 0.85%), 03/24/63, EUR (f) (g) (l)	450	527
Eurosail PLC
Series 2007-A3A-6NCX, 0.76%, (3M GBP LIBOR + 0.70%), 09/13/45, GBP (f) (g)	48	60
Eurosail-UK 2007-3BL PLC
Series 2007-C1A-3X, 0.61%, (3M GBP LIBOR + 0.55%), 06/13/45, GBP (f) (g)	11,954	13,332
Exeter Automobile Receivables Trust 2020-2
Series 2020-A-2A, 1.13%, 08/15/23	4,284	4,296
Finsbury Square 2018-2 PLC
Series 2018-A-2, 1.15%, (3M GBP LIBOR + 0.95%), 09/12/68, GBP (f) (g) (l)	8,672	11,201
Fremont Home Loan Trust
Series 2006-1A1-E, REMIC, 0.29%, (1M USD LIBOR + 0.14%), 01/25/37 (f) (l)	18,005	11,242
Galaxy XV CLO Ltd
Series 2013-AR-15A, 1.47%, (3M USD LIBOR + 1.20%), 10/15/30 (f)	7,000	6,939

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 0.84%, (1M USD LIBOR + 0.69%), 10/25/35 (f) (l)	8,518	7,267
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 0.72%, (1M USD LIBOR + 0.27%), 03/25/36 (f) (l)	3,798	2,375
GS Mortgage Securities Trust
Series 2011-A3-GC5, REMIC, 3.82%, 03/12/21	249	250
GSMSC Resecuritization Trust
Series 2015-B-8R, REMIC, 4.85%, 04/28/37 (f)	22,289	8,695
GSR Mortgage Loan Trust
Series 2004-1AF-4, REMIC, 0.55%, (1M USD LIBOR + 0.40%), 06/25/34 (f)	5,696	4,874
Series 2004-M2-10, REMIC, 4.52%, 08/25/34 (l)	2,993	2,944
Harborview Mortgage Loan Trust 2006-8
Series 2006-1A1-8, REMIC, 0.56%, (1M USD LIBOR + 0.40%), 07/21/36 (f) (l)	5,286	3,206
Harley Marine Financing LLC
Series 2018-A2-1A, 5.68%, 05/15/22	370	331
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.11%, (US SONIA + 1.05%), 05/25/53, GBP (e) (f)	7,851	10,139
Hildene TruPS Securitization Ltd
Series 2019-A1-2, 2.02%, (3M USD LIBOR + 1.76%), 05/23/39 (f)	13,814	13,040
Hyundai Auto Lease Securitization Trust 2019-B
Series 2019-A2-B, 2.08%, 12/15/21	899	903
IndyMac INDX Mortgage Loan Trust
Series 2006-3A1-AR11, REMIC, 3.26%, 06/25/36	2,808	2,297
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 0.55%, (1M USD LIBOR + 0.40%), 05/25/35 (f)	1,274	861
J.P. Morgan Alternative Loan Trust
Series 2006-1A1-A5, REMIC, 0.50%, (1M USD LIBOR + 0.16%), 10/25/36 (f)	1,686	1,467
J.P. Morgan Mortgage Acquisition Corp.
Series 2005-M6-FLD1, REMIC, 1.23%, (1M USD LIBOR + 1.08%), 07/25/35 (f)	4,000	3,736
Jamestown CLO Ltd
Series 2014-A1AR-4A, 0.97%, (3M USD LIBOR + 0.69%), 07/15/26 (f)	687	686
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Series 2016-A4-JP4, REMIC, 3.65%, 11/18/26	2,600	2,955
Lanark Master Issuer PLC
Series 2019-1A1-1A, REMIC, 1.03%, (3M USD LIBOR + 0.77%), 08/22/21 (f)	1,890	1,895
LP Credit Card ABS Master Trust
Series 2018-A-1, 1.71%, (1M USD LIBOR + 1.55%), 08/20/24 (f)	455	455
Mansard Mortgages PLC
Series 2006-B1-1X, 1.18%, (3M GBP LIBOR + 1.10%), 10/15/48, GBP (f) (g)	4,696	5,670
Marlette Funding Trust
Series 2018-A-4A, 3.71%, 04/15/21	32	33
Series 2019-A-2A, 3.13%, 11/15/21	670	677
Series 2019-A-1A, 3.44%, 04/16/29	1,181	1,193
MASTR Adjustable Rate Mortgages Trust
Series 2004-M2-11, REMIC, 1.75%, (1M USD LIBOR + 1.60%), 11/25/34 (f) (l)	3,974	4,024
Meritage Mortgage Corporation
Series 2004-M2-2, REMIC, 1.05%, (1M USD LIBOR + 0.90%), 01/25/35 (f) (l)	9,749	9,654
Metal LLC
Series 2017-A-1, 4.58%, 10/15/24 (e)	1,221	865
MidOcean Credit CLO VI
Series 2016-AR-6A, 1.52%, (3M USD LIBOR + 1.25%), 01/20/29 (f)	12,700	12,606
Morgan Stanley & Co. LLC
Series 2019-A4-L2, REMIC, 4.07%, 02/16/29	1,700	2,008
Morgan Stanley Resecuritization Trust
Series 2014-2AD-R3, REMIC, 5.94%, 07/28/48 (f)	6,077	6,148
Navient Funding, LLC
Series 2006-A5-B, REMIC, 0.52%, (3M USD LIBOR + 0.27%), 03/15/22 (f)	2,304	2,099
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	4,233	4,287
Newgate Funding PLC
Series 2007-A3-2X, 0.22%, (3M GBP LIBOR + 0.16%), 12/15/50, GBP (f) (g)	4,900	5,938
Novastar Mortgage Funding Trust, Series 2007-1
Series 2007-A2C-1, REMIC, 0.33%, (1M USD LIBOR + 0.18%), 03/25/37 (f) (l)	45,418	20,944
OZLM Funding Ltd
Series 2012-A1R2-1A, 1.49%, (3M USD LIBOR + 1.23%), 07/23/29 (f)	6,972	6,916
Palmer Square Loan Funding 2020-1, LLC
Series 2020-A1-1A, 1.05%, (3M USD LIBOR + 0.80%), 02/22/28 (f)	6,399	6,367
Palmer Square Loan Funding Ltd
Series 2018-A1-4A, 1.18%, (3M USD LIBOR + 0.90%), 11/16/26 (e) (f)	148	147
Park Place Securities, Inc.
Series 2005-M5-WHQ2, REMIC, 1.18%, (1M USD LIBOR + 1.04%), 05/25/35 (f) (l)	4,461	3,841
People's Choice Home Loan Securities Trust Series
Series 2005-M3-3, REMIC, 1.00%, (1M USD LIBOR + 0.86%), 08/25/35 (f)	6,543	6,199
PFP 2019-6, Ltd.
Series 2019-A-6, 1.20%, (1M USD LIBOR + 1.05%), 04/16/37 (f)	4,100	3,999
Popular ABS Mortgage Pass-Through Trust
Series 2007-A2-A, REMIC, 0.40%, (1M USD LIBOR + 0.25%), 06/25/37 (f) (l)	2,076	1,926
Popular ABS, Inc.
Series 2005-M2-C, REMIC, 1.09%, (1M USD LIBOR + 0.95%), 11/25/35 (f) (l)	3,912	3,643
RFMSI Trust
Series 2007-A5-S4, REMIC, 6.00%, (1M USD LIBOR + 0.60%), 04/25/37 (f)	1,523	1,452
Ripon Mortgages PLC
Series B1-1X, 1.27%, (3M GBP LIBOR + 1.20%), 08/20/56, GBP (f) (g) (l)	3,000	3,853
Santander Retail Auto Lease Trust 2019-C
Series 2019-A2A-C, 1.89%, 09/20/22	2,119	2,139
Santander Retail Auto Lease Trust 2020-A
Series 2020-A2-A, REMIC, 1.69%, 01/20/23	4,194	4,228
Saxon Asset Securities Trust
Series 2004-M1-1, REMIC, 0.94%, (1M USD LIBOR + 0.80%), 03/25/35 (f)	1,867	1,775
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR3, 1.12%, (1M USD LIBOR + 0.98%), 04/25/35 (f)	2,081	1,602
Series 2005-M2-EC1, REMIC, 0.82%, (1M USD LIBOR + 0.65%), 01/25/35 (f) (l)	751	683
Series 2006-M3-OP1, REMIC, 0.76%, (1M USD LIBOR + 0.41%), 10/25/35 (f) (l)	12,525	11,724
SG Mortgage Securities Trust
Series 2005-M3-OPT1, 0.85%, (1M USD LIBOR + 0.71%), 10/25/35 (f)	4,975	4,282
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25	1,365	1,241
SLM Private Education Loan Trust
Series 2011-A3-B, 2.40%, (1M USD LIBOR + 2.25%), 06/16/42 (f)	1,833	1,835
SMB Private Education Loan Trust 2020-PT-A
Series 2020-A2B-PTA, 1.03%, (1M USD LIBOR + 0.85%), 09/15/54 (f)	19,800	19,367
Soundview Home Loan Trust
Series 2005-M2-OPT2, REMIC, 0.99%, (1M USD LIBOR + 0.84%), 08/25/35 (f) (l)	8,000	7,174
Specialty Underwriting & Residential Finance Trust
Series 2006-A1-AB2, REMIC, 0.45%, (1M USD LIBOR + 0.30%), 06/25/37 (f) (l)	25,213	17,531
Starwood Waypoint Homes Trust
Series 2017-A-1, REMIC, 1.10%, (1M USD LIBOR + 0.95%), 01/22/35 (f)	4,713	4,691
Series 2017-B-1, REMIC, 1.32%, (1M USD LIBOR + 1.17%), 01/22/35 (f)	600	598

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Series 2017-C-1, REMIC, 1.55%, (1M USD LIBOR + 1.40%), 01/22/35 (f)	2,100	2,095
Series 2017-D-1, REMIC, 2.10%, (1M USD LIBOR + 1.95%), 01/22/35 (f)	300	300
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-A4-OSI, REMIC, 0.35%, (1M USD LIBOR + 0.20%), 06/25/37 (f) (l)	16,936	11,085
Terwin Mortgage Trust
Series 2006-A2-9HGA, REMIC, 0.55%, (1M USD LIBOR + 0.40%), 10/25/37 (f) (l)	1,442	1,401
THL Credit Wind River CLO Ltd
Series 2015-A1R-2A, 1.15%, (3M USD LIBOR + 0.87%), 10/15/27 (f)	2,917	2,900
Towd Point Mortgage Funding
Series 2019-A1-A13A, 0.96%, (US SONIA + 0.90%), 07/20/45, GBP (e) (f)	23,388	30,100
Tralee CLO V Ltd
Series 2018-A1-5A, 1.38%, (3M USD LIBOR + 1.11%), 10/20/28 (e) (f)	500	495
TruPS Financials Note Securitization Ltd
Series 2017-A1-2A, 1.80%, (3M USD LIBOR + 1.57%), 09/20/39 (f)	2,501	2,274
UBS-Barclays Commercial Mortgage Trust
Series 2012-A3-C4, REMIC, 2.53%, 12/12/45	928	933
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	182	176
US Airways, Inc.
Series 2010-A-1, 6.25%, 04/22/23	1,211	1,090
Venture XXIII CLO, Limited
Series 2016-AR-23A, 1.34%, (3M USD LIBOR + 1.07%), 07/19/28 (f)	3,800	3,757
WaMu Asset-Backed Certificates
Series 2005-3M2-WL1, REMIC, 0.93%, (1M USD LIBOR + 0.78%), 06/25/45 (f) (l)	3,610	3,360
WaMu Asset-Backed Certificates WaMu Series 2007-HE2 Trust
Series 2007-2A3-HE2, REMIC, 0.40%, (1M USD LIBOR + 0.25%), 04/25/37 (f) (l)	40,465	20,161
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-1A3-AR10, REMIC, 3.02%, 09/25/35 (f)	2,566	2,586
Series 2007-4A2-OA3, REMIC, 1.87%, (12M US Federal Reserve Cumulative Average CMT + 0.70%), 04/25/47 (f)	1,631	1,305
Wells Fargo Commercial Mortgage Trust
Series 2017-A-HSDB, 1.00%, (1M USD LIBOR + 0.85%), 12/15/20 (f)	3,065	2,945
Series 2017-B-HSDB, 1.25%, (1M USD LIBOR + 1.10%), 12/15/20 (f)	2,542	2,273
Series 2017-D-HSDB, 2.00%, (1M USD LIBOR + 1.84%), 12/15/20 (f)	178	151
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A1-AR7, REMIC, 3.93%, 12/25/37 (f)	1,188	1,109
WFRBS Commercial Mortgage Trust
Series 2013-ASB-C15, REMIC, 3.72%, 05/17/23	717	750
WhiteHorse X, Ltd.
Series 2015-A1R-10A, 1.20%, (3M USD LIBOR + 0.93%), 04/19/27 (e) (f)	1,115	1,107
Total Non-U.S. Government Agency Asset-Backed Securities (cost $633,895)		620,493
CORPORATE BONDS AND NOTES 37.3%
Financials 17.0%
AerCap Ireland Limited
5.00%, 10/01/21	2,810	2,896
AIB Group Public Limited Company
4.75%, 10/12/23 (e)	7,300	7,905
4.26%, 04/10/25 (e)	1,300	1,397
Ally Financial Inc.
4.25%, 04/15/21	800	814
3.88%, 05/21/24	340	363
8.00%, 11/01/31	6	8
Ambac LSNI, LLC
6.00%, (3M USD LIBOR + 5.00%), 02/12/23 (e) (f)	987	986
Aon Corporation
2.80%, 05/15/30	306	331
Assurant, Inc.
4.20%, 09/27/23	20	21
Avolon Holdings Funding Limited
5.50%, 01/15/23 (e)	198	200
5.25%, 05/15/24 (e)	117	117
2.88%, 02/15/25 (e)	459	418
3.25%, 02/15/27 (e)	121	108
Banco Bilbao Vizcaya Argentaria, S.A.
8.88%, (callable at 100 beginning 04/14/21), EUR (g) (n)	1,400	1,693
Banco Bradesco S.A.
2.85%, 01/27/23 (e)	565	574
3.20%, 01/27/25 (e)	400	408
Banco de Credito del Peru
4.65%, 09/17/24, PEN (e)	1,800	522
Banco Santander, S.A.
6.25%, (callable at 100 beginning 09/11/21), EUR (g) (n)	200	234
Bank of America Corporation
3.56%, 04/23/27	1,770	1,977
2.50%, 02/13/31	950	994
Barclays Bank PLC
3.38%, 04/02/25, EUR (g)	1,600	2,034
Barclays PLC
6.38%, (callable at 100 beginning 12/15/25), GBP (g) (n)	3,480	4,437
7.13%, (callable at 100 beginning 06/15/25), GBP (n)	600	806
7.25%, (callable at 100 beginning 03/15/23), GBP (g) (n) (o)	2,900	3,812
7.75%, (callable at 100 beginning 09/15/23) (n) (o)	1,700	1,745
7.88%, (callable at 100 beginning 03/15/22) (g) (n)	400	412
8.00%, (callable at 100 beginning 12/15/20), EUR (n)	7,802	9,224
7.63%, 11/21/22	900	992
3.68%, 01/10/23	200	206
4.61%, 02/15/23 (o)	2,200	2,302
3.13%, 01/17/24, GBP (g)	100	136
1.66%, (3M USD LIBOR + 1.38%), 05/16/24 (f)	600	603
4.34%, 05/16/24 (f) (o)	600	644
3.25%, 02/12/27, GBP (g)	400	551
4.97%, 05/16/29 (f) (o)	200	234
3.25%, 01/17/33, GBP	200	275
BGC Partners, Inc.
3.75%, 10/01/24 (p)	162	163
BNP Paribas
4.40%, 08/14/28 (e)	400	468
Brookfield Financial, Inc.
3.90%, 01/25/28	12	13
4.70%, 09/20/47	56	65
BTG Pactual Holding S.A.
4.50%, 01/10/25 (e)	500	511
Camelot Finance S.A.
4.50%, 11/01/26 (e)	20	20
Cantor Fitzgerald, L.P.
4.88%, 05/01/24 (e) (p)	50	55
China Construction Bank (New Zealand) Limited
0.98%, (3M USD LIBOR + 0.75%), 12/20/21 (f) (g)	1,900	1,900
China Construction Bank Corporation
0.97%, (3M USD LIBOR + 0.75%), 09/24/21 (f) (g)	4,700	4,703
CIT Bank, National Association
2.97%, 09/27/25	350	347
CIT Group Inc.
4.13%, 03/09/21	54	54
5.00%, 08/01/23	1,496	1,557
Citigroup Inc.
2.67%, 01/29/31	950	1,001
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (g) (n)	8,600	10,382

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
CPI Property Group
1.63%, 04/23/27, EUR (g) (p)	300	339
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (e) (n)	200	215
7.13%, (callable at 100 beginning 07/29/22) (g) (n) (o)	200	208
7.25%, (callable at 100 beginning 09/12/25) (e) (n)	200	217
7.50%, (callable at 100 beginning 07/17/23) (e) (n)	400	420
6.50%, 08/08/23 (e)	1,800	2,038
6.50%, 08/08/23 (g)	200	227
2.59%, 09/11/25 (e)	700	731
Credit Suisse Group Funding (Guernsey) Ltd
3.75%, 03/26/25	500	554
DAE Funding LLC
5.25%, 11/15/21 (e)	1,119	1,130
4.50%, 08/01/22 (e)	750	741
5.75%, 11/15/23 (e)	580	585
5.00%, 08/01/24 (e)	1,605	1,613
Daimler Finance North America LLC
2.30%, 02/12/21 (e)	645	649
3.00%, 02/22/21 (e)	420	424
3.35%, 05/04/21 (e)	5,330	5,425
1.18%, (3M USD LIBOR + 0.90%), 02/15/22 (e) (f)	1,400	1,405
1.14%, (3M USD LIBOR + 0.88%), 02/22/22 (e) (f)	2,700	2,708
2.70%, 06/14/24 (e)	150	159
Deutsche Bank Aktiengesellschaft
0.02%, (3M EURIBOR + 0.50%), 12/07/20, EUR (f) (g)	100	117
1.54%, (3M USD LIBOR + 1.29%), 02/04/21 (f)	450	450
0.16%, (3M EURIBOR + 0.65%), 09/10/21, EUR (f) (g)	200	234
4.25%, 02/04/21 - 10/14/21	11,893	12,188
1.88%, 02/14/22, EUR (g)	900	1,072
5.00%, 02/14/22	1,050	1,098
0.32%, (3M EURIBOR + 0.80%), 05/16/22, EUR (f) (g)	200	232
3.30%, 11/16/22	800	825
3.95%, 02/27/23	100	105
3.96%, 11/26/25	6,550	6,966
Diamond Finance International Limited
4.42%, 06/15/21 (e)	759	776
5.45%, 06/15/23 (e)	2,780	3,047
Digital Realty Trust, L.P.
3.60%, 07/01/29	288	329
Equitable Holdings, Inc.
5.00%, 04/20/48	13	15
Fairfax Financial Holdings Limited
4.85%, 04/17/28	56	61
4.63%, 04/29/30 (e)	176	191
Ford Motor Credit Company LLC
3.20%, 01/15/21	787	787
1.11%, (3M USD LIBOR + 0.81%), 04/05/21 (f)	750	739
3.81%, 10/12/21	820	822
0.00%, (3M EURIBOR + 0.37%), 12/01/21, EUR (f)	600	676
3.34%, 03/28/22	2,000	1,989
3.55%, 10/07/22	928	919
3.09%, 01/09/23	1,000	979
1.74%, 07/19/24, EUR	300	327
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	200	211
General Motors Financial Company, Inc.
3.55%, 04/09/21	940	953
1.35%, (3M USD LIBOR + 1.10%), 11/06/21 (f)	354	354
5.10%, 01/17/24	855	935
Genworth Financial, Inc.
7.20%, 02/15/21	5,310	5,347
HSBC Holdings PLC
4.75%, (callable at 100 beginning 07/04/29), EUR (g) (n)	1,060	1,224
5.88%, (callable at 100 beginning 09/28/26), GBP (n)	400	521
6.00%, (callable at 100 beginning 09/29/23), EUR (g) (n)	200	247
6.50%, (callable at 100 beginning 03/23/28) (n) (o)	610	647
6.88%, (callable at 100 beginning 06/01/21) (n) (o)	400	408
1.27%, (3M USD LIBOR + 1.00%), 05/18/24 (f)	200	200
1.65%, 04/18/26 (o)	12,800	12,748
2.10%, 06/04/26 (o)	2,200	2,231
3.97%, 05/22/30	600	671
3.00%, 05/29/30, GBP	400	549
2.85%, 06/04/31 (o)	5,040	5,208
ICBC (Asia) Investment Management Company Limited
0.99%, (3M USD LIBOR + 0.75%), 11/08/20 (f)	5,050	5,050
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch
0.98%, (3M USD LIBOR + 0.75%), 12/21/21 (f) (g)	1,000	1,000
ING Groep N.V.
5.75%, (callable at 100 beginning 11/16/26) (n)	800	832
6.88%, (callable at 100 beginning 04/16/22) (g) (n) (o)	200	208
Intesa Sanpaolo S.p.A.
7.00%, (callable at 100 beginning 01/19/21), EUR (g) (n)	500	592
JPMorgan Chase & Co.
2.74%, 10/15/30	950	1,022
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 (e)	94	81
Lloyds Banking Group PLC
4.95%, (callable at 100 beginning 06/27/25), EUR (g) (n)	200	231
6.75%, (callable at 100 beginning 06/27/26) (n)	8,500	8,845
7.50%, (callable at 100 beginning 09/27/25) (n)	1,100	1,171
7.50%, (callable at 100 beginning 06/27/24) (n) (o)	400	420
7.63%, (callable at 100 beginning 06/27/23), GBP (g) (n) (o)	1,650	2,207
7.88%, (callable at 100 beginning 06/27/29), GBP (g) (n) (o)	1,800	2,664
4.00%, 03/07/25, AUD (g)	400	312
4.38%, 03/22/28	200	232
4.55%, 08/16/28 (o)	400	471
Mitsubishi UFJ Financial Group Inc
2.05%, 07/17/30	5,100	5,141
Moody's Corporation
3.25%, 05/20/50	14	15
2.55%, 08/18/60	1,900	1,742
Nationwide Building Society
10.25%, GBP (n)	445	939
3.62%, 04/26/23 (e)	540	560
3.77%, 03/08/24 (e)	400	424
4.30%, 03/08/29 (e)	1,600	1,813
3.96%, 07/18/30 (e)	600	677
NatWest Group PLC
6.00%, (callable at 100 beginning 12/29/25) (n) (o)	5,884	5,998
NatWest Markets PLC
8.00%, (callable at 100 beginning 08/10/25) (n) (o)	300	333
0.63%, 03/02/22, EUR (g)	900	1,060
3.63%, 09/29/22 (e)	3,400	3,570
Navient Corporation
5.00%, 10/26/20	300	300
5.88%, 03/25/21	1,043	1,054
6.63%, 07/26/21	421	427
6.50%, 06/15/22	1,199	1,223
Petrobras Global Finance B.V.
5.09%, 01/15/30	4,600	4,829
QNB Finance Ltd
1.84%, (3M USD LIBOR + 1.57%), 07/18/21 (f) (g)	400	401
Rio Oil Finance Trust
9.25%, 07/06/24 (g) (l)	128	138

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
8.20%, 04/06/28 (e)	247	266
Santander Holdings USA, Inc.
3.40%, 01/18/23	60	63
3.50%, 06/07/24	200	214
3.24%, 10/05/26	4	4
4.40%, 07/13/27	20	22
Santander UK Group Holdings PLC
6.75%, (callable at 100 beginning 06/24/24), GBP (g) (n)	2,780	3,762
7.38%, (callable at 100 beginning 06/24/22), GBP (g) (n)	300	402
3.57%, 01/10/23	400	411
1.13%, 09/08/23, EUR (g)	100	119
3.37%, 01/05/24	200	208
0.36%, (3M EURIBOR + 0.85%), 03/27/24, EUR (f) (g)	300	347
4.80%, 11/15/24	3,000	3,303
2.92%, 05/08/26, GBP (g)	700	953
3.82%, 11/03/28	1,800	2,000
SLM Corporation
7.25%, 01/25/22	3,650	3,747
5.50%, 01/25/23	1,590	1,604
Societe Generale
6.75%, (callable at 100 beginning 04/07/21), EUR (g) (n)	800	948
6.75%, (callable at 100 beginning 04/06/28) (e) (n)	200	210
7.38% (e) (n) (o)	900	925
7.38%, (callable at 100 beginning 09/13/21) (e) (n)	500	512
Springleaf Finance Corporation
7.75%, 10/01/21	600	628
5.63%, 03/15/23	2,745	2,854
6.13%, 05/15/22 - 03/15/24	5,775	5,989
6.88%, 03/15/25	25	28
Standard Chartered PLC
1.45%, (3M USD LIBOR + 1.20%), 09/10/22 (e) (f)	900	905
1.42%, (3M USD LIBOR + 1.15%), 01/20/23 (e) (f)	200	201
4.25%, 01/20/23 (e)	380	395
State Bank of India
4.00%, 01/24/22 (e)	1,550	1,592
Stichting AK Rabobank Certificaten II
0.00%, EUR (f) (g) (l) (n)	2,584	3,600
Syngenta Finance N.V.
4.89%, 04/24/25 (e)	943	1,022
5.18%, 04/24/28 (e)	200	220
The Charles Schwab Corporation
5.38%, (callable at 100 beginning 06/01/25) (n)	287	311
The Royal Bank of Scotland Group Public Limited Company
8.63%, (callable at 100 beginning 08/15/21) (n) (o)	3,700	3,811
2.00%, 03/08/23, EUR	300	359
2.50%, 03/22/23, EUR (g)	1,200	1,477
1.75%, (3M USD LIBOR + 1.47%), 05/15/23 (f)	700	703
3.50%, 05/15/23 (f) (o)	200	207
3.88%, 09/12/23	600	644
2.00%, 03/04/25, EUR (g)	200	243
1.75%, 03/02/26, EUR (g)	1,500	1,816
4.80%, 04/05/26	200	231
4.89%, 05/18/29 (o)	200	233
5.08%, 01/27/30 (f) (o)	2,800	3,335
4.45%, 05/08/30	2,000	2,298
UBS Group AG
7.13%, (callable at 100 beginning 08/10/21) (g) (n) (o)	1,900	1,947
UBS Group Funding (Switzerland) AG
6.88%, (callable at 100 beginning 03/22/21) (g) (n)	1,500	1,513
UniCredit S.p.A.
6.75%, (callable at 100 beginning 09/10/21), EUR (g) (n) (o)	500	586
9.25%, (callable at 100 beginning 06/03/22), EUR (n)	300	381
7.83%, 12/04/23 (e)	6,140	7,190
Volkswagen Bank Gesellschaft Mit Beschrankter Haftung
0.00%, (3M EURIBOR + 0.42%), 06/15/21, EUR (f) (g)	100	117
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung
0.02%, (3M EURIBOR + 0.45%), 07/06/21, EUR (f) (g)	100	117
Wells Fargo & Company
1.49%, (3M USD LIBOR + 1.23%), 10/31/23 (f)	1,426	1,452
WPC Eurobond B.V.
2.25%, 04/09/26, EUR	300	376
2.13%, 04/15/27, EUR	100	124
1.35%, 04/15/28, EUR	700	828
		282,539
Communication Services 5.7%
Altice Financing S.A.
2.25%, 01/15/25, EUR (e)	300	337
3.00%, 01/15/28, EUR (g)	2,400	2,609
5.00%, 01/15/28 (e)	700	680
Altice France
2.13%, 02/15/25, EUR (e)	4,290	4,739
Altice France Holding S.A.
8.13%, 02/01/27 (e)	300	327
AT&T Inc.
4.30%, 02/15/30	6,907	8,166
3.65%, 06/01/51	300	300
3.85%, 06/01/60	220	223
CCO Holdings, LLC
4.75%, 03/01/30 (e)	478	506
4.50%, 08/15/30 (e)	449	471
CenturyLink, Inc.
4.00%, 02/15/27 (e)	176	179
Charter Communications Operating, LLC
1.90%, (3M USD LIBOR + 1.65%), 02/01/24 (f)	5,852	5,987
4.80%, 03/01/50	438	501
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	283	274
Connect Finco SARL
6.75%, 10/01/26 (e)	148	149
CSC Holdings, LLC
6.50%, 02/01/29 (e)	600	669
Expedia Group, Inc.
6.25%, 05/01/25 (e)	810	892
7.00%, 05/01/25 (e)	340	367
Frontier Communications Corporation
8.00%, 04/01/27 (e)	226	226
iHeartCommunications, Inc.
6.38%, 05/01/26 (h)	1,100	1,146
8.38%, 05/01/27	906	894
Intelsat (Luxembourg) S.A.
0.00%, 06/01/21 (i) (j)	618	24
Intelsat Connect Finance S.A.
0.00%, 02/15/23 (e) (i) (j)	200	62
Intelsat Jackson Holdings S.A.
0.00%, 08/01/23 (i) (j)	3,661	2,295
8.00%, 02/15/24 (e)	1,309	1,330
0.00%, 10/15/24 - 07/15/25 (e) (i) (j)	9,286	6,029
Level 3 Financing, Inc.
3.88%, 11/15/29 (e)	250	271
Netflix, Inc.
5.50%, 02/15/22	2,300	2,413
4.63%, 05/15/29, EUR	500	677
3.88%, 11/15/29, EUR (e)	809	1,045
5.38%, 11/15/29 (e)	118	139
3.63%, 05/15/27 - 06/15/30, EUR (g)	9,311	11,813
4.88%, 06/15/30 (e)	300	342
RELX Capital Inc.
3.00%, 05/22/30	40	44
Sprint Communications, Inc.
6.00%, 11/15/22	100	108
Sprint Corporation
7.25%, 09/15/21	5,568	5,822
7.88%, 09/15/23	8,246	9,457

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
7.13%, 06/15/24	1,600	1,840
7.63%, 03/01/26	47	57
Sprint Spectrum Co LLC
3.36%, 09/20/21 (e)	575	581
4.74%, 03/20/25 (e)	4,500	4,865
5.15%, 03/20/28 (e)	1,440	1,685
TEGNA Inc.
4.63%, 03/15/28 (e)	189	185
The Walt Disney Company
3.50%, 05/13/40	495	560
3.60%, 01/13/51	877	987
3.80%, 05/13/60	575	661
T-Mobile USA, Inc.
3.88%, 04/15/30 (e)	758	865
United Group B.V.
3.13%, 02/15/26, EUR (e)	700	771
3.25%, (3M EURIBOR + 3.25%), 02/15/26, EUR (e) (f)	200	220
3.63%, 02/15/28, EUR (e)	700	768
Univision Communications Inc.
5.13%, 02/15/25 (e)	635	599
9.50%, 05/01/25 (e)	205	220
6.63%, 06/01/27 (e)	42	41
Windstream Escrow, LLC
7.75%, 08/15/28 (e)	6,439	6,328
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (e)	1,330	1,309
6.13%, 03/01/28 (e)	236	243
		94,298
Consumer Discretionary 2.8%
AA Bond Co Limited
2.88%, 01/31/22, GBP (g)	200	256
Bacardi Limited
4.50%, 01/15/21 (e)	1,600	1,615
4.45%, 05/15/25 (e)	200	223
Colt Merger Sub, Inc.
5.75%, 07/01/25 (e)	4,700	4,842
Dakota Merger Sub, Inc.
7.75%, 09/01/23 (e)	996	959
Delta Air Lines, Inc.
7.00%, 05/01/25 (e)	1,904	2,089
DriveTime Automotive Group, Inc.
8.00%, 06/01/21 (e)	389	390
General Motors Company
6.80%, 10/01/27	144	175
GLP Financing, LLC
5.25%, 06/01/25	54	58
5.30%, 01/15/29	268	298
Hyatt Hotels Corporation
3.25%, (3M USD LIBOR + 3.00%), 09/01/22 (f) (p)	1,000	1,003
IHO Verwaltungs GmbH
3.63%, 05/15/25, EUR (g) (q)	400	469
3.88%, 05/15/27, EUR (g) (q)	200	235
IHOL Verwaltungs GmbH
6.00%, 05/15/27 (e) (q)	390	411
6.38%, 05/15/29 (e) (q)	412	441
InterContinental Hotels Group PLC
2.13%, 08/24/26, GBP (g) (p)	1,528	1,848
2.13%, 05/15/27, EUR (g)	1,400	1,626
Marriott International, Inc.
4.63%, 06/15/30 (p)	66	71
MCE Finance Limited
5.63%, 07/17/27 (e)	200	207
5.38%, 12/04/29 (e)	850	846
MGM China Holdings Limited
5.88%, 05/15/26 (e)	1,200	1,236
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (l)	137	185
NCL Corporation Ltd.
3.63%, 12/15/24 (e) (h)	28	20
Nissan Motor Acceptance Corporation
2.55%, 03/08/21 (e)	1,786	1,794
1.90%, 09/14/21 (e)	47	47
1.16%, (3M USD LIBOR + 0.89%), 01/13/22 (e) (f)	26	26
Nissan Motor Co., Ltd.
2.65%, 03/17/26, EUR (e)	5,000	5,908
NVR, Inc.
3.00%, 05/15/30	146	158
QVC, Inc.
4.38%, 03/15/23	837	870
4.85%, 04/01/24	750	784
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (e)	58	59
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (e)	954	1,060
11.50%, 06/01/25 (e)	1,472	1,708
Sands China Ltd.
4.60%, 08/08/23 (p)	400	428
5.13%, 08/08/25 (p)	6,033	6,589
3.80%, 01/08/26 (e)	400	415
5.40%, 08/08/28 (p)	600	670
4.38%, 06/18/30 (e)	200	210
Southwest Airlines Co.
4.75%, 05/04/23	170	181
5.25%, 05/04/25	144	159
5.13%, 06/15/27	411	448
Staples, Inc.
7.50%, 04/15/26 (e)	27	25
The Gap, Inc.
8.38%, 05/15/23 (e) (h)	327	361
8.63%, 05/15/25 (e)	1,442	1,585
8.88%, 05/15/27 (e)	736	836
Vail Resorts, Inc.
6.25%, 05/15/25 (e)	92	98
Voyager Aviation Holdings, LLC
8.50%, 08/15/21 (e)	2,121	1,056
Wyndham Destinations, Inc.
4.25%, 03/01/22	10	10
3.90%, 03/01/23	16	16
5.65%, 04/01/24 (l)	18	18
6.00%, 04/01/27 (p)	60	62
4.63%, 03/01/30 (e)	128	122
Wynn Macau, Limited
5.13%, 12/15/29 (e)	1,400	1,344
		46,550
Utilities 2.2%
Edison International
2.40%, 09/15/22	387	391
3.13%, 11/15/22	191	197
2.95%, 03/15/23	12	12
3.55%, 11/15/24	213	225
5.75%, 06/15/27	177	197
Pacific Gas And Electric Company
3.25%, 06/15/23	2,792	2,891
3.85%, 11/15/23	704	743
3.75%, 02/15/24 - 08/15/42	524	542
3.40%, 08/15/24	721	752
3.50%, 06/15/25	577	605
3.45%, 07/01/25	975	1,021
3.15%, 01/01/26 (h)	803	822
2.95%, 03/01/26	690	700
3.30%, 03/15/27 - 12/01/27	1,347	1,378
3.75%, 07/01/28 (h)	975	1,013
4.55%, 07/01/30	7,254	7,848
4.50%, 07/01/40 (h)	803	819
4.50%, 12/15/41	84	83
4.45%, 04/15/42	237	241
4.60%, 06/15/43	108	108
4.30%, 03/15/45	4,294	4,178
4.25%, 08/01/23 - 03/15/46	4,780	5,047
4.00%, 12/01/46	30	28
0.00%, 02/15/44 - 12/01/47 (i) (j)	909	857
4.95%, 07/01/50	2,825	3,014
San Diego Gas & Electric Company
3.75%, 06/01/47	6	7
Southern California Edison Company
3.65%, 03/01/28 - 02/01/50	103	107

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
6.65%, 04/01/29	50	63
2.85%, 08/01/29	35	37
6.00%, 01/15/34	4	5
5.75%, 04/01/35	16	21
4.88%, 03/01/49	500	593
Southern California Gas Company
5.13%, 11/15/40	194	256
Talen Energy Supply, LLC
6.63%, 01/15/28 (e)	62	60
Topaz Solar Farms LLC
4.88%, 09/30/39 (e)	71	78
5.75%, 09/30/39 (e)	777	903
		35,842
Real Estate 2.0%
Agree Limited Partnership
2.90%, 10/01/30	1,300	1,337
CBL & Associates Limited Partnership
4.60%, 10/15/24	8	3
5.95%, 12/15/26	117	44
CSL Capital, LLC
6.00%, 04/15/23 (e)	1,000	1,006
EPR Properties
4.75%, 12/15/26	32	30
4.95%, 04/15/28	90	86
Equinix, Inc.
2.88%, 02/01/26, EUR	12,240	14,618
3.20%, 11/18/29	231	254
ESH Hospitality, Inc.
4.63%, 10/01/27 (e)	56	55
Growthpoint Properties Ltd
5.87%, 05/02/23 (e)	200	207
Hunt Companies, Inc.
6.25%, 02/15/26 (e)	28	27
Kennedy Wilson Europe Real Est PLC
3.95%, 06/30/22, GBP (g)	2,795	3,524
3.25%, 11/12/25, EUR (g)	3,000	3,413
Kennedy-Wilson, Inc.
5.88%, 04/01/24	84	83
Lexington Realty Trust
2.70%, 09/15/30	734	748
Life Storage LP
3.88%, 12/15/27	26	29
MPT Operating Partnership, L.P.
2.55%, 12/05/23, GBP	300	386
3.69%, 06/05/28, GBP	300	389
Newmark Group, Inc.
6.13%, 11/15/23 (p)	262	273
Omega Healthcare Investors, Inc.
3.63%, 10/01/29	184	186
Physicians Realty L.P.
3.95%, 01/15/28	56	58
Regency Centers, L.P.
3.70%, 06/15/30	216	237
Sabra Health Care Limited Partnership
4.80%, 06/01/24	63	66
3.90%, 10/15/29	46	45
SBA Communications Corporation
3.88%, 02/15/27 (e)	234	238
SL Green Operating Partnership, L.P.
3.25%, 10/15/22	14	14
Starwood Property Trust, Inc.
5.00%, 12/15/21	100	99
4.75%, 03/15/25	42	40
Store Capital Corporation
4.50%, 03/15/28	48	52
4.63%, 03/15/29	49	53
The Howard Hughes Corporation
5.38%, 03/15/25 (e)	2,441	2,484
Uniti Group Inc.
7.88%, 02/15/25 (e)	3,171	3,360
W.P. Carey Inc.
3.85%, 07/15/29	31	33
Welltower Inc.
4.25%, 04/15/28	32	36
		33,513
Industrials 1.9%
Aviation Capital Group LLC
2.88%, 01/20/22 (e)	120	119
BOC Aviation Limited
1.30%, (3M USD LIBOR + 1.05%), 05/02/21 (e) (f)	250	249
1.36%, (3M USD LIBOR + 1.13%), 09/26/23 (e) (f)	200	196
Bombardier Inc.
5.75%, 03/15/22 (e)	88	85
6.00%, 10/15/22 (e)	1,312	1,219
6.13%, 01/15/23 (e)	3,717	3,175
7.50%, 03/15/25 (e)	31	23
7.88%, 04/15/27 (e)	515	388
Canadian Pacific Railway Limited
4.50%, 01/15/22 (p)	1,190	1,249
Empresa de Transporte de Pasajeros Metro S.A.
3.65%, 05/07/30 (e)	200	221
4.70%, 05/07/50 (e)	400	489
F-Brasile S.P.A.
7.38%, 08/15/26 (e)	100	83
Ferguson Finance PLC
3.25%, 06/02/30 (e)	800	868
Fortress Transportation And Infrastructure Investors LLC
6.75%, 03/15/22 (e)	1,028	1,020
6.50%, 10/01/25 (e)	736	727
General Electric Capital Corporation
5.55%, 01/05/26	520	605
6.15%, 08/07/37	57	68
5.88%, 01/14/38	22	26
6.88%, 01/10/39	37	47
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (n)	1,468	1,160
4.25%, 05/01/40	102	104
4.35%, 05/01/50	110	112
Indian Railway Finance Corporation Limited
3.25%, 02/13/30 (e)	400	401
3.95%, 02/13/50 (e)	200	187
Masco Corporation
5.95%, 03/15/22	690	740
Park Aerospace Holdings Limited
3.63%, 03/15/21 (e)	10	10
5.25%, 08/15/22 (e)	2,806	2,816
4.50%, 03/15/23 (e)	4,325	4,281
PT Pelabuhan Indonesia III (Persero)
4.50%, 05/02/23 (g)	500	529
Textron Inc.
0.79%, (3M USD LIBOR + 0.55%), 11/10/20 (f)	250	250
The Boeing Company
4.51%, 05/01/23 (p)	398	419
4.88%, 05/01/25 (p)	548	598
5.04%, 05/01/27 (p)	793	873
5.15%, 05/01/30 (p)	1,285	1,442
5.71%, 05/01/40 (p)	1,929	2,247
5.81%, 05/01/50 (p)	1,497	1,803
5.93%, 05/01/60 (p)	2,230	2,754
TransDigm Inc.
5.50%, 11/15/27	114	110
Triumph Group, Inc.
5.25%, 06/01/22	36	30
6.25%, 09/15/24 (e)	121	103
ZLS Prestigia Ltd
4.00%, 03/01/26 (e)	7	8
		31,834
Energy 1.6%
Aker BP ASA
3.00%, 01/15/25 (e)	150	150
3.75%, 01/15/30 (e)	200	194
Enable Midstream Partners, LP
4.95%, 05/15/28	57	56

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Energy Transfer LP
4.05%, 03/15/25	480	504
2.90%, 05/15/25	93	93
3.75%, 05/15/30	216	209
5.00%, 05/15/50	197	182
Gaz Capital S.A.
2.95%, 01/24/24, EUR (g)	4,380	5,338
Noble Corporation
0.00%, 02/01/26 (e) (i) (j)	1,051	255
Occidental Petroleum Corporation
1.73%, (3M USD LIBOR + 1.45%), 08/15/22 (f)	118	107
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/21 (g)	18	17
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22 (g)	14	12
Pacific Drilling S.A.
8.38%, 10/01/23 (e)	959	175
Pan American Energy S.L., Branch Argentina
28.40%, (BADLAR), 11/20/20, ARS (f)	27,840	188
Petroleos Mexicanos
6.49%, 01/23/27 (e)	180	168
2.75%, 04/21/27, EUR (g)	100	93
5.35%, 02/12/28	2,804	2,397
6.50%, 03/13/27 - 01/23/29	5,745	5,153
6.84%, 01/23/30 (e)	2,796	2,488
5.95%, 01/28/31 (e)	1,180	983
7.69%, 01/23/50 (e)	270	223
6.95%, 01/28/60 (e)	1,514	1,159
PETRONAS Capital Limited
3.50%, 04/21/30 (e)	600	671
4.55%, 04/21/50 (e)	400	510
4.80%, 04/21/60 (e)	400	549
Sabine Pass Liquefaction, LLC
6.25%, 03/15/22	700	742
4.50%, 05/15/30 (e) (o)	830	935
Sinopec Group Overseas Development (2012) Limited
3.90%, 05/17/22 (g)	2,400	2,508
Sinopec Group Overseas Development (2017) Limited
2.50%, 09/13/22 (g)	700	719
Transocean Guardian Limited
5.88%, 01/15/24 (e)	99	64
Transocean Inc
7.25%, 11/01/25 (e)	150	42
7.50%, 01/15/26 (e)	259	57
8.00%, 02/01/27 (e)	340	95
Transocean Ltd.
5.38%, 05/15/23 (e)	100	68
Valaris PLC
0.00%, 10/01/44 (i) (j)	436	23
Western Midstream Operating, LP
1.12%, (3M USD LIBOR + 0.85%), 01/13/23 (f) (p)	124	115
6.25%, 02/01/50 (p)	92	85
YPF Sociedad Anonima
33.16%, (BADLAR + 6.00%), 03/04/21, ARS (f)	17,180	111
		27,438
Health Care 1.6%
Alcon Finance Corporation
2.60%, 05/27/30 (e)	200	211
Bristol-Myers Squibb Company
0.48%, (3M USD LIBOR + 0.20%), 11/16/20 (f)	1,075	1,075
Centene Corporation
4.75%, 01/15/25	466	478
4.25%, 12/15/27	164	172
4.63%, 12/15/29	212	228
3.38%, 02/15/30	270	280
Community Health Systems, Inc.
6.25%, 03/31/23	7,621	7,445
8.63%, 01/15/24 (e)	1,786	1,777
6.63%, 02/15/25 (e)	7,229	6,997
8.00%, 03/15/26 (e)	1,134	1,113
CVS Health Corporation
3.35%, 03/09/21	1,690	1,712
Mylan N.V.
3.75%, 12/15/20	196	196
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (e)	189	193
7.25%, 02/01/28 (e)	462	480
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (e)	66	69
Teva Pharmaceutical Finance Netherlands II B.V.
3.25%, 04/15/22, EUR	400	467
6.00%, 01/31/25, EUR	300	360
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	1,895	1,878
Teva Pharmaceutical Industries Ltd
2.95%, 12/18/22	760	738
		25,869
Information Technology 1.4%
Broadcom Inc.
3.15%, 11/15/25	477	514
3.46%, 09/15/26	7,180	7,862
3.88%, 01/15/27	3,690	4,084
4.11%, 09/15/28	1,494	1,671
5.00%, 04/15/30	26	31
4.15%, 11/15/30	819	916
4.30%, 11/15/32	859	982
Citrix Systems, Inc.
3.30%, 03/01/30	192	204
Corning Incorporated
5.45%, 11/15/79	146	185
Equifax Inc.
1.15%, (3M USD LIBOR + 0.87%), 08/15/21 (f)	126	126
3.10%, 05/15/30	380	414
Flex Ltd.
4.88%, 06/15/29	25	29
Leidos, Inc.
4.38%, 05/15/30 (e)	58	68
Micron Technology, Inc.
4.19%, 02/15/27	152	173
5.33%, 02/06/29	202	243
4.66%, 02/15/30	368	432
NXP B.V.
3.88%, 09/01/22 (e)	1,930	2,029
3.15%, 05/01/27 (e)	44	48
4.30%, 06/18/29 (e)	360	415
3.40%, 05/01/30 (e)	58	63
Oracle Corporation
4.00%, 07/15/46	66	78
3.85%, 04/01/60	234	273
PTC Inc.
3.63%, 02/15/25 (e)	90	91
4.00%, 02/15/28 (e)	43	44
Refinitiv US Holdings Inc.
4.50%, 05/15/26, EUR (g)	300	368
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (e)	1,016	997
VMware, Inc.
4.65%, 05/15/27	40	47
4.70%, 05/15/30 (p)	29	34
Western Digital Corporation
4.75%, 02/15/26 (h)	252	272
		22,693
Consumer Staples 1.0%
Altria Group, Inc.
1.00%, 02/15/23, EUR	1,444	1,725
Avon International Capital P.L.C.
6.50%, 08/15/22 (e)	46	46
Kraft Heinz Foods Company
3.95%, 07/15/25	50	54
3.00%, 06/01/26	574	591
3.88%, 05/15/27 (e)	3,511	3,717
4.25%, 03/01/31 (e)	5,357	5,850
5.50%, 06/01/50 (e)	4,430	5,061
Post Holdings, Inc.
4.63%, 04/15/30 (e)	176	181

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Safeway Inc.
4.63%, 01/15/27 (e)	26	27
4.88%, 02/15/30 (e)	57	60
		17,312
Materials 0.1%
Arconic Corporation
6.00%, 05/15/25 (e)	129	138
Vale Overseas Ltd
6.25%, 08/10/26	370	438
6.88%, 11/21/36	125	162
6.88%, 11/10/39	295	389
Vale S.A.
3.75%, 01/10/23, EUR	200	246
Yara International ASA
3.15%, 06/04/30 (e)	600	641
		2,014
Total Corporate Bonds And Notes (cost $615,159)		619,902
SENIOR FLOATING RATE INSTRUMENTS 4.6%
Communication Services 1.7%
Altice France S.A.
2018 Term Loan B13, 4.15%, (1M USD LIBOR + 4.00%), 07/13/26 (f)	2,393	2,320
Ancestry.com Operations Inc.
2019 Extended Term Loan B, 4.41%, (1M USD LIBOR + 4.25%), 08/15/26 (f)	4,338	4,325
Banijay Entertainment S.A.S
USD Term Loan, 3.91%, (1M USD LIBOR + 3.75%), 02/04/25 (f)	46	45
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 3.76%, (3M USD LIBOR + 3.50%), 08/08/26 (f)	198	180
Frontier Communications Corporation
2017 Term Loan B1, 6.00%, (PRIME + 2.75%), 05/31/24 (f)	99	97
Gray Television, Inc.
2018 Term Loan C, 2.66%, (1M USD LIBOR + 2.50%), 10/30/25 (f)	85	83
iHeartCommunications, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 05/01/26 (f)	4,903	4,642
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 0.00%, (3M USD LIBOR + 5.50%), 07/28/21 (f) (r)	575	585
2020 DIP Term Loan, 3.60%, (3M USD LIBOR + 5.50%), 07/28/21 (f)	575	585
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (f)	4,153	4,167
NASCAR Holdings Inc.
Term Loan B, 2.89%, (1M USD LIBOR + 2.75%), 07/26/26 (f)	321	313
PUG LLC
USD Term Loan, 3.65%, (3M USD LIBOR + 3.50%), 01/31/27 (f)	97	85
Sinclair Television Group Inc.
Term Loan B2B, 2.65%, (1M USD LIBOR + 2.50%), 07/18/26 (f)	131	127
Syniverse Holdings, Inc.
Term Loan, 6.00%, (3M USD LIBOR + 5.00%), 02/09/23 (f)	323	248
T-Mobile USA, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 04/01/27 (f)	698	697
Univision Communications Inc.
Term Loan C5, 3.75%, (1M USD LIBOR + 2.75%), 03/15/24 (f)	7,471	7,176
Windstream Services LLC
Term Loan, 0.00%, 02/08/24 (i) (j)	540	324
Windstream Services, LLC
Repriced Term Loan B6, 0.00%, 03/29/21 (i) (j)	1,545	930
2020 Exit Term Loan B, 7.25%, (1M USD LIBOR + 6.25%), 08/24/27 (f)	563	544
Zayo Group Holdings, Inc.
USD Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 02/20/27 (f)	1,293	1,254
		28,727
Consumer Discretionary 1.2%
Aramark Services, Inc.
2018 Term Loan B3, 1.90%, (1M USD LIBOR + 1.75%), 03/01/25 (f)	93	89
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 12/23/24 (f)	2,875	2,687
Carnival Corporation
USD Term Loan B, 8.50%, (1M USD LIBOR + 7.50%), 06/29/25 (f)	798	806
Delta Air Lines, Inc.
2020 Term Loan B, 5.75%, (3M USD LIBOR + 4.75%), 04/27/23 (f)	522	520
Diamond Resorts Corporation
2020 Term Loan, 4.75%, (3M USD LIBOR + 3.75%), 09/02/23 (f)	4,003	3,539
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 1.90%, (1M USD LIBOR + 1.75%), 08/29/25 (f)	99	94
Neiman Marcus Group Ltd LLC
2017 Term Loan B4, 14.00%, (3M USD LIBOR + 12.75%), 11/23/20 (f)	1,824	1,856
DIP Term Loan, 14.00%, (3M USD LIBOR + 12.75%), 11/23/20 (f)	521	530
2017 Term Loan B4, 2.00%, (3M USD LIBOR + 6.00%), 10/25/23 (f)	2,060	330
2017 Term Loan B4, 2.00%, (3M USD LIBOR + 6.50%), 10/25/23 (f)	6,176	988
Term Loan, 2.00%, (3M USD LIBOR + 6.00%), 10/25/23 (f)	8	1
2017 USD Repriced Term Loan B, 0.00%, (3M USD LIBOR + 12.00%), 04/28/25 (f) (r)	212	217
Term Loan, 13.00%, (3M USD LIBOR + 12.00%), 04/28/25 (f)	147	141
PetSmart, Inc.
Consenting Term Loan, 5.00%, (3M USD LIBOR + 3.50%), 03/11/22 (f)	6,950	6,929
Whatabrands LLC
2020 Term Loan B, 2.91%, (1M USD LIBOR + 2.75%), 08/02/26 (f)	53	51
Wyndham Hotels & Resorts, Inc.
Term Loan, 1.90%, (3M USD LIBOR + 1.75%), 03/29/25 (f)	98	94
		18,872
Health Care 0.8%
Advanz Pharma Corp.
USD Term Loan B, 6.57%, (3M USD LIBOR + 5.50%), 09/06/24 (f)	468	454
Bausch Health Companies Inc.
Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 11/26/25 (f)	168	164
Elanco Animal Health Incorporated
Term Loan B, 1.91%, (1M USD LIBOR + 1.75%), 02/04/27 (f)	347	337
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.90%, (3M USD LIBOR + 3.75%), 09/27/25 (f)	5,255	3,779
EyeCare Partners LLC
2020 Delayed Draw Term Loan, 0.00%, (3M USD LIBOR + 3.75%), 02/05/27 (f) (r)	30	28
2020 Term Loan, 3.90%, (1M USD LIBOR + 3.75%), 02/05/27 (f)	128	120
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.41%, (1M USD LIBOR + 3.25%), 06/01/25 (f)	97	92
Parexel International Corporation
Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 08/06/24 (f)	8,437	8,083
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 11/09/25 (f)	100	97
U.S. Renal Care, Inc.
2019 Term Loan B, 5.15%, (1M USD LIBOR + 5.00%), 06/12/26 (f)	240	233
		13,387

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Information Technology 0.3%
CommScope, Inc.
2019 Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 02/07/26 (f)	297	289
Refinitiv US Holdings Inc.
2018 USD Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 09/12/25 (f)	1,070	1,058
2017 1st Lien Term Loan B, 3.25%, (3M EURIBOR + 3.25%), 10/01/25, EUR (f)	1,985	2,295
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 1.90%, (1M USD LIBOR + 1.75%), 02/27/25 (f)	145	141
SS&C Technologies Inc.
2018 Term Loan B3, 1.90%, (1M USD LIBOR + 1.75%), 02/27/25 (f)	221	214
		3,997
Consumer Staples 0.2%
Froneri International Ltd.
2020 USD Term Loan, 2.40%, (3M USD LIBOR + 2.25%), 01/29/27 (f)	295	284
Reynolds Consumer Products LLC
Term Loan, 1.90%, (1M USD LIBOR + 1.75%), 01/30/27 (f)	191	188
Sunshine Luxembourg VII SARL
USD Term Loan B1, 5.32%, (6M USD LIBOR + 4.25%), 07/12/26 (f)	452	449
Term Loan, 3.75%, (3M EURIBOR + 3.75%), 10/01/26, EUR (f)	2,500	2,873
		3,794
Financials 0.2%
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.50%, (1M USD LIBOR + 1.75%), 01/15/25 (f)	31	30
Term Loan B, 2.25%, (3M USD LIBOR + 1.50%), 02/05/27 (f)	34	32
Ineos Finance PLC
2018 Term Loan B, 2.50%, (3M EURIBOR + 2.00%), 03/31/24, EUR (f)	2,919	3,344
Jefferies Finance LLC
2018 Term Loan B, 3.44%, (3M USD LIBOR + 3.25%), 05/22/26 (f)	104	100
Westmoreland Mining Holdings
Term Loan, 9.25%, (3M USD LIBOR + 8.25%), 03/15/22 (f)	11	10
		3,516
Industrials 0.2%
AI Convoy (Luxembourg) S.A.R.L
USD Term Loan B, 4.65%, (6M USD LIBOR + 3.50%), 01/20/27 (f)	78	77
APi Group DE, Inc.
Term Loan B, 2.65%, (1M USD LIBOR + 2.50%), 09/25/26 (f)	496	485
Beacon Roofing Supply, Inc.
2017 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 01/02/25 (f)	29	28
Genesee & Wyoming Inc.
Term Loan, 2.22%, (3M USD LIBOR + 2.00%), 10/29/26 (f)	169	166
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 1.90%, (3M USD LIBOR + 1.75%), 02/05/27 (f)	273	263
NCI Building Systems, Inc.
2018 Term Loan , 3.90%, (1M USD LIBOR + 3.75%), 04/12/25 (f)	324	317
Sequa Mezzanine Holdings L.L.C.
Term Loan, 7.75%, (3M USD LIBOR + 6.75%), 11/28/23 (f)	2,111	1,997
		3,333
Materials 0.0%
Axalta Coating Systems US Holdings Inc.
Term Loan, 2.06%, (3M USD LIBOR + 1.75%), 06/01/24 (f)	26	25
Messer Industries GmbH
2018 USD Term Loan, 2.72%, (3M USD LIBOR + 2.50%), 10/10/25 (f)	116	113
Starfruit Finco B.V
2018 USD Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 09/20/25 (f)	363	351
		489
Real Estate 0.0%
Forest City Enterprises L.P.
2019 Term Loan B, 3.66%, (3M USD LIBOR + 3.50%), 12/13/25 (f)	197	192
Energy 0.0%
McDermott Technology Americas Inc
2020 Make Whole Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 06/28/24 (f) (s)	21	18
2020 Take Back Term Loan, 4.15%, (1M USD LIBOR + 4.00%), 06/30/25 (f)	62	47
Valaris PLC
Term Loan, 0.00%, 08/11/21 (f) (r) (s)	48	48
Westmoreland Coal Company
Term Loan, 15.00%, (3M USD LIBOR + 15.00%), 03/15/29 (f)	52	29
		142
Total Senior Floating Rate Instruments (cost $84,417)		76,449
COMMON STOCKS 0.1%
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (i)	515	515
iHeartMedia, Inc. (i) (k)	—	3
iHeartMedia, Inc. - Class A (i)	35	283
		801
Real Estate 0.0%
Uniti Group Inc.	55	575
Energy 0.0%
McDermott International, Inc. (i)	28	66
Westmoreland Coal Company (i) (k)	1	6
		72
Total Common Stocks (cost $3,479)		1,448
WARRANTS 0.1%
iHeartMedia, Inc. (i) (k)	180	1,318
Total Warrants (cost $3,116)		1,318
RIGHTS 0.0%
Windstream Services, LLC (i) (s)	109	929
Total Rights (cost $947)		929
OTHER EQUITY INTERESTS 0.0%
Pacific Gas And Electric Company (i) (s) (t)	713	—
Pacific Gas And Electric Company (i) (s) (t)	468	—
Pacific Gas And Electric Company (i) (s) (t)	243	—
Pacific Gas And Electric Company (i) (s) (t)	623	—
Pacific Gas And Electric Company (i) (s) (t)	372	—
Pacific Gas And Electric Company (i) (s) (t)	456	—
Pacific Gas And Electric Company (i) (s) (t)	1,959	—
Pacific Gas And Electric Company (i) (s) (t)	861	—
Pacific Gas And Electric Company (i) (s) (t)	1,613	—
Pacific Gas And Electric Company (i) (s) (t)	294	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 0.8%
U.S. Treasury Bill 0.4%
Treasury, United States Department of
0.15%, 10/29/20 (c) (u)	1,900	1,900
0.18%, 11/10/20 (c) (u)	3,800	3,800
0.09%, 11/24/20 (u)	600	600
		6,300
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (v) (w)	5,145	5,145
Treasury Securities 0.1%
Presidencia De La Nacion
123.31%, 10/29/20, ARS (u)	7,583	75
27.71%, 11/30/20, ARS (u)	73,621	488
26.45%, 12/30/20, ARS (u)	76,942	502

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
29.64%, 01/29/21, ARS (u)	36,369	227
		1,292
Total Short Term Investments (cost $12,901)		12,737
Total Investments 134.3% (cost $2,247,309)		2,233,436
Total Purchased Options 0.0% (cost $132)		119
Other Derivative Instruments 0.2%		3,684
Other Assets and Liabilities, Net (34.5)%		(574,118)
Total Net Assets 100.0%		1,663,121

(a) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2020, the total payable for investments purchased on a delayed delivery basis was $598,376.

(b) All or a portion of the security is subject to a written call option.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Treasury inflation indexed note, par amount is adjusted for inflation.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $277,424 and 16.7% of the Fund.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) All or a portion of the security was on loan as of September 30, 2020.

(i) Non-income producing security.

(j) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.7% of the Fund’s net assets.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(m) Treasury inflation indexed note, par amount is not adjusted for inflation.

(n) Perpetual security. Next contractual call date presented, if applicable.

(o) Convertible security.

(p) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(q) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(r) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(t) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(u) The coupon rate represents the yield to maturity.

(v) Investment in affiliate.

(w) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/PIMCO Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AA Bond Co Limited, 2.88%, 01/31/22	04/12/18	270	256	—
Alba PLC, Series 2006-D-2, 0.52%, 12/15/38	02/19/20	1,795	1,664	0.1
Altice Financing S.A., 3.00%, 01/15/28	01/08/20	2,667	2,609	0.2
Banco Bilbao Vizcaya Argentaria, S.A., 8.88%, callable at 100 beginning 04/14/21	02/13/19	1,608	1,693	0.1
Banco Santander, S.A., 6.25%, callable at 100 beginning 09/11/21	01/29/18	257	234	—
Barclays Bank PLC, 3.38%, 04/02/25	07/29/20	2,044	2,034	0.1
Barclays PLC, 6.38%, callable at 100 beginning 12/15/25	07/13/20	4,519	4,437	0.3
Barclays PLC, 7.25%, callable at 100 beginning 03/15/23	01/26/18	4,080	3,812	0.2
Barclays PLC, 7.88%, callable at 100 beginning 03/15/22	12/10/19	421	412	—
Barclays PLC, 3.13%, 01/17/24	04/12/18	144	136	—
Barclays PLC, 3.25%, 02/12/27	06/11/18	529	551	—
China Construction Bank (New Zealand) Limited, 0.98%, 12/20/21	12/19/19	1,894	1,900	0.1
China Construction Bank Corporation, 0.97%, 09/24/21	03/14/19	4,702	4,703	0.3
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.35%, 08/12/28	09/19/19	136	134	—
Cooperatieve Rabobank U.A., 6.63%, callable at 100 beginning 06/29/21	11/03/17	10,426	10,382	0.6
CPI Property Group, 1.63%, 04/23/27	01/16/20	333	339	—
Credit Suisse Group AG, 7.13%, callable at 100 beginning 07/29/22	12/12/19	211	208	—
Credit Suisse Group AG, 6.50%, 08/08/23	01/25/18	213	227	—
Deutsche Bank Aktiengesellschaft, 0.02%, 12/07/20	03/27/19	112	117	—
Deutsche Bank Aktiengesellschaft, 0.16%, 09/10/21	02/10/20	218	234	—
Deutsche Bank Aktiengesellschaft, 1.88%, 02/14/22	03/27/19	1,021	1,072	0.1
Deutsche Bank Aktiengesellschaft, 0.32%, 05/16/22	02/10/20	218	232	—
Dukinfield II PLC, Series A-2, 1.31%, 12/20/52	06/10/20	3,311	3,351	0.2
Dutch Property Finance 2020-1 B.V., Series 2020-A-1, 0.26%, 07/28/54	06/03/20	721	765	0.1
European Secured Lending S.A., SICAV-RAIF, Series 2019-A-PL1, 0.33%, 03/24/63	06/03/20	500	527	—
Eurosail PLC, Series 2007-A3A-6NCX, 0.76%, 09/13/45	10/15/18	62	60	—
Eurosail-UK 2007-3BL PLC, Series 2007-C1A-3X, 0.61%, 06/13/45	09/02/20	13,720	13,332	0.8
Finsbury Square 2018-2 PLC, Series 2018-A-2, 1.15%, 09/12/68	06/03/20	10,901	11,201	0.7
Gaz Capital S.A., 2.95%, 01/24/24	01/16/19	5,015	5,338	0.3
Gobierno de la Provincia de Buenos Aires, 28.19%, 04/12/25	09/19/19	42	37	—
HSBC Holdings PLC, 4.75%, callable at 100 beginning 07/04/29	12/05/18	1,085	1,224	0.1
HSBC Holdings PLC, 6.00%, callable at 100 beginning 09/29/23	12/10/18	235	247	—
IHO Verwaltungs GmbH, 3.63%, 05/15/25	05/22/19	446	469	—
IHO Verwaltungs GmbH, 3.88%, 05/15/27	05/22/19	220	235	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/PIMCO Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch, 0.98%, 12/21/21	12/19/19	997	1,000	0.1
ING Groep N.V., 6.88%, callable at 100 beginning 04/16/22	02/03/20	210	208	—
InterContinental Hotels Group PLC, 2.13%, 08/24/26	02/19/20	2,005	1,848	0.1
InterContinental Hotels Group PLC, 2.13%, 05/15/27	02/19/20	1,640	1,626	0.1
Intesa Sanpaolo S.p.A., 7.00%, callable at 100 beginning 01/19/21	02/04/20	558	592	0.1
Kennedy Wilson Europe Real Est PLC, 3.95%, 06/30/22	02/23/18	3,979	3,524	0.2
Kennedy Wilson Europe Real Est PLC, 3.25%, 11/12/25	02/22/18	3,760	3,413	0.2
Lloyds Banking Group PLC, 4.95%, callable at 100 beginning 06/27/25	02/05/20	220	231	—
Lloyds Banking Group PLC, 7.63%, callable at 100 beginning 06/27/23	12/05/18	2,163	2,207	0.1
Lloyds Banking Group PLC, 7.88%, callable at 100 beginning 06/27/29	04/10/18	3,003	2,664	0.2
Lloyds Banking Group PLC, 4.00%, 03/07/25	02/28/18	311	312	—
Mansard Mortgages PLC, Series 2006-B1-1X, 1.18%, 10/15/48	02/19/20	5,947	5,670	0.4
Ministry of Defence State of Israel, 3.80%, 05/13/60	05/12/20	425	477	—
NatWest Markets PLC, 0.63%, 03/02/22	10/17/18	1,029	1,060	0.1
Netflix, Inc., 3.63%, 05/15/27	09/27/17	833	885	0.1
Netflix, Inc., 3.63%, 06/15/30	10/22/19	11,266	10,928	0.7
Newgate Funding PLC, Series 2007-A3-2X, 0.22%, 12/15/50	11/28/17	6,061	5,938	0.4
Odebrecht Drilling Norbe VIII/IX Ltd, 6.35%, 12/01/21	09/28/18	18	17	—
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	03/29/18	13	12	—
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	11/03/17	87	14	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/20/18	78	14	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	9	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	9	—
Petroleos Mexicanos, 2.75%, 04/21/27	06/07/19	100	93	—
PT Pelabuhan Indonesia III (Persero), 4.50%, 05/02/23	04/24/18	501	529	—
QNB Finance Ltd, 1.84%, 07/18/21	08/29/18	401	401	—
Refinitiv US Holdings Inc., 4.50%, 05/15/26	09/18/18	350	368	—
Republica Bolivariana de Venezuela, 0.00%, 12/09/20	12/13/17	15	4	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/23	12/13/17	472	137	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	12/13/17	346	98	—
Republica Bolivariana de Venezuela, 0.00%, 04/21/25	12/13/17	260	79	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	88	27	—
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	220	66	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	28	—
Rio Oil Finance Trust, 9.25%, 07/06/24	11/28/17	135	138	—
Ripon Mortgages PLC, Series B1-1X, 1.27%, 08/20/56	06/25/20	3,705	3,853	0.2
Santander UK Group Holdings PLC, 6.75%, callable at 100 beginning 06/24/24	12/05/17	3,842	3,762	0.2
Santander UK Group Holdings PLC, 7.38%, callable at 100 beginning 06/24/22	01/23/20	424	402	—
Santander UK Group Holdings PLC, 1.13%, 09/08/23	11/29/18	111	119	—
Santander UK Group Holdings PLC, 0.36%, 03/27/24	11/28/18	326	347	—
Santander UK Group Holdings PLC, 2.92%, 05/08/26	11/15/18	881	953	0.1
Saudi Arabia, Kingdom of, 2.38%, 10/26/21	07/01/20	2,899	2,908	0.2
Saudi Arabia, Kingdom of, 4.00%, 04/17/25	04/10/18	4,696	5,216	0.3
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	09/16/19	5,775	6,085	0.4
Saudi Arabia, Kingdom of, 3.63%, 03/04/28	09/18/19	211	221	—
Saudi Arabia, Kingdom of, 4.38%, 04/16/29	09/16/19	667	702	0.1
Sinopec Group Overseas Development (2012) Limited, 3.90%, 05/17/22	02/26/20	2,476	2,508	0.2
Sinopec Group Overseas Development (2017) Limited, 2.50%, 09/13/22	02/26/20	708	719	0.1
Societe Generale, 6.75%, callable at 100 beginning 04/07/21	02/03/20	910	948	0.1
Stichting AK Rabobank Certificaten II, 0.00%	09/05/19	3,700	3,600	0.2
The Royal Bank of Scotland Group Public Limited Company, 2.50%, 03/22/23	11/15/18	1,388	1,477	0.1
The Royal Bank of Scotland Group Public Limited Company, 2.00%, 03/04/25	11/16/18	225	243	—
The Royal Bank of Scotland Group Public Limited Company, 1.75%, 03/02/26	01/24/19	1,664	1,816	0.1
UBS Group AG, 7.13%, callable at 100 beginning 08/10/21	12/10/19	1,964	1,947	0.1
UBS Group Funding (Switzerland) AG, 6.88%, callable at 100 beginning 03/22/21	12/10/19	1,524	1,513	0.1
UniCredit S.p.A., 6.75%, callable at 100 beginning 09/10/21	02/19/20	564	586	—
Volkswagen Bank Gesellschaft Mit Beschrankter Haftung, 0.00%, 06/15/21	10/11/18	116	117	—
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung, 0.02%, 07/06/21	10/10/18	115	117	—
		160,669	158,957	9.6

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	249	December 2020	AUD	36,862	(32)	241
Italy Government BTP Bond	254	December 2020	EUR	37,047	9	516
United States 10 Year Note	1,287	December 2020		179,377	(322)	199
					(345)	956

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/PIMCO Income Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
Long Gilt	(14)	December 2020	GBP	(1,900)	4	(7)
United States 5 Year Note	(33)	January 2021		(4,154)	3	(6)
United States Ultra Bond	(70)	December 2020		(15,637)	126	111
					133	98

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	4.65	(M)	05/10/22	MXN	3,300	—	(1)
28-Day MEXIBOR (M)	Receiving	4.83	(M)	05/27/22	MXN	300	—	—
28-Day MEXIBOR (M)	Receiving	4.74	(M)	06/03/22	MXN	800	—	—
28-Day MEXIBOR (M)	Receiving	4.58	(M)	06/10/22	MXN	900	—	—
28-Day MEXIBOR (M)	Receiving	7.98	(M)	12/10/27	MXN	900	—	(7)
28-Day MEXIBOR (M)	Receiving	7.99	(M)	12/21/27	MXN	100	—	(1)
28-Day MEXIBOR (M)	Receiving	8.01	(M)	12/21/27	MXN	3,800	1	(26)
28-Day MEXIBOR (M)	Receiving	7.91	(M)	12/30/27	MXN	200	—	(1)
28-Day MEXIBOR (M)	Receiving	8.03	(M)	01/31/28	MXN	400	—	(3)
28-Day MEXIBOR (M)	Receiving	8.05	(M)	01/31/28	MXN	600	—	(5)
28-Day MEXIBOR (M)	Receiving	7.38	(M)	08/14/37	MXN	600	—	(5)
28-Day MEXIBOR (M)	Receiving	7.36	(M)	08/21/37	MXN	100	—	(1)
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/16/22	MXN	600	—	2
28-Day MEXIBOR (M)	Paying	7.87	(M)	12/27/22	MXN	1,700	—	6
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/27/22	MXN	6,700	—	20
28-Day MEXIBOR (M)	Paying	7.75	(M)	01/05/23	MXN	300	—	1
28-Day MEXIBOR (M)	Paying	7.61	(M)	01/23/23	MXN	1,300	—	5
28-Day MEXIBOR (M)	Paying	7.81	(M)	02/06/23	MXN	600	—	2
28-Day MEXIBOR (M)	Paying	7.82	(M)	02/06/23	MXN	700	—	3
28-Day MEXIBOR (M)	Paying	7.55	(M)	04/18/23	MXN	77,200	(6)	259
28-Day MEXIBOR (M)	Paying	7.70	(M)	05/02/23	MXN	9,000	(1)	34
28-Day MEXIBOR (M)	Paying	7.67	(M)	03/05/25	MXN	279,500	(32)	1,485
28-Day MEXIBOR (M)	Paying	7.71	(M)	03/07/25	MXN	50,500	(6)	267
28-Day MEXIBOR (M)	Paying	7.72	(M)	03/07/25	MXN	50,200	(6)	266
28-Day MEXIBOR (M)	Paying	7.60	(M)	04/14/25	MXN	85,000	(10)	434
28-Day MEXIBOR (M)	Paying	7.61	(M)	04/15/25	MXN	20,600	(2)	105
28-Day MEXIBOR (M)	Paying	5.12	(M)	05/06/25	MXN	400	—	—
28-Day MEXIBOR (M)	Paying	5.28	(M)	05/23/25	MXN	100	—	—
28-Day MEXIBOR (M)	Paying	5.28	(M)	05/30/25	MXN	400	—	—
28-Day MEXIBOR (M)	Paying	5.16	(M)	06/06/25	MXN	400	—	—
28-Day MEXIBOR (M)	Paying	5.54	(M)	05/04/27	MXN	700	—	—
28-Day MEXIBOR (M)	Paying	7.15	(M)	06/11/27	MXN	6,200	(2)	34
28-Day MEXIBOR (M)	Paying	7.37	(M)	10/11/27	MXN	9,700	(3)	52
3M LIBOR (Q)	Receiving	1.50	(S)	12/18/21		1,500	—	(29)
3M LIBOR (Q)	Receiving	1.00	(S)	06/17/22		10,700	(1)	(268)
3M LIBOR (Q)	Receiving	2.50	(S)	12/18/24		2,400	2	(99)
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		1,600	1	(196)
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		11,000	11	(1,291)
3M LIBOR (Q)	Receiving	1.30	(S)	03/16/25		7,600	6	(331)
3M LIBOR (Q)	Receiving	1.30	(S)	03/18/25		7,600	6	(331)
3M LIBOR (Q)	Receiving	3.00	(S)	06/19/26		59,100	70	(6,809)
3M LIBOR (Q)	Receiving	1.74	(S)	12/16/26		13,000	22	(1,047)
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		2,000	5	(390)
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		11,100	21	(2,239)
3M LIBOR (Q)	Receiving	2.00	(S)	12/10/29		1,800	5	(214)
3M LIBOR (Q)	Receiving	1.50	(S)	12/18/29		3,600	9	(382)
3M LIBOR (Q)	Receiving	1.75	(S)	01/15/30		5,900	15	(509)
3M LIBOR (Q)	Receiving	2.00	(S)	02/12/30		3,500	9	(363)
3M LIBOR (Q)	Receiving	2.00	(S)	03/10/30		1,700	4	(206)
3M LIBOR (Q)	Receiving	1.43	(S)	03/17/30		3,800	12	(267)
3M LIBOR (Q)	Receiving	1.25	(S)	06/17/30		69,000	184	(6,697)
3M LIBOR (Q)	Receiving	0.71	(S)	07/28/30		1,700	5	1
3M LIBOR (Q)	Receiving	2.00	(S)	01/15/50		500	7	(108)
3M LIBOR (Q)	Receiving	1.63	(S)	01/16/50		900	13	(112)
3M LIBOR (Q)	Receiving	1.75	(S)	01/22/50		2,300	33	(352)
3M LIBOR (Q)	Receiving	1.63	(S)	02/03/50		11,500	162	(1,581)
3M LIBOR (Q)	Receiving	1.88	(S)	02/07/50		4,300	62	(830)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M British Bankers' Association Yen LIBOR (S)	Receiving	(0.02)	(S)	09/20/28	JPY	12,430,000	2	56
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.00	(S)	03/15/29	JPY	630,000	—	—
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	6,586,300	(28)	(1,972)
6M EURIBOR (S)	Receiving	0.15	(A)	06/17/30	EUR	4,300	3	(183)
6M EURIBOR (S)	Receiving	0.25	(A)	03/18/50	EUR	5,400	23	(793)
6M EURIBOR (S)	Receiving	0.50	(A)	06/17/50	EUR	2,500	11	(362)
6M GBP LIBOR (S)	Receiving	0.75	(S)	03/18/50	GBP	2,200	26	(199)
BRAZIBOR (A)	Paying	5.83	(A)	01/02/23	BRL	16,900	4	165
BRAZIBOR (A)	Paying	5.84	(A)	01/02/23	BRL	15,200	4	150
BRAZIBOR (A)	Paying	5.86	(A)	01/02/23	BRL	5,100	1	51
							642	(24,812)

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.EM.28.V2 (Q)	1.00	12/20/22	(19,655)	(228)	12	581
CDX.EM.29 (Q)	1.00	06/20/23	(3,854)	(60)	3	19
CDX.EM.30 (Q)	1.00	12/20/23	(15,228)	(340)	13	378
CDX.EM.31 (Q)	1.00	06/20/24	(4,888)	(116)	5	55
CDX.EM.32.V3 (Q)	1.00	12/20/24	(3,534)	(105)	4	44
CDX.EM.33.V2 (Q)	1.00	06/20/25	(1,805)	(71)	2	140
CDX.EM.34 (Q)	1.00	12/20/25	(1,100)	(70)	2	2
CDX.NA.HY.33.V12 (Q)	5.00	12/20/24	(6,266)	325	11	(104)
CDX.NA.HY.34.V9 (Q)	5.00	06/20/25	(10,488)	524	22	470
General Electric Company (Q)	1.00	12/20/20	(100)	—	—	3
General Electric Company (Q)	1.00	12/20/23	(200)	—	—	9
ITRAXX.EUR.33 (Q)	1.00	06/20/25	(4,290)	88	2	10
				(53)	76	1,607

JNL/PIMCO Income Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 06/28/52	DUB	Call	103.50	06/24/22	600,000	49
3M LIBOR, 06/28/52	DUB	Put	103.50	06/24/22	600,000	70
						119

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.34.V8, 06/20/25	GSC	Put	99.00	11/18/20		14,400,000	(107)
CDX.NA.IG.33, 12/20/24	GSC	Put	250.00	03/17/21		4,406,000	(5)
CDX.NA.IG.34, 06/20/25	CSI	Call	60.00	10/21/20		4,700,000	(5)
CDX.NA.IG.34, 06/20/25	CSI	Put	100.00	10/21/20		4,700,000	—
CDX.NA.IG.34, 06/20/25	DUB	Put	105.00	11/18/20		24,500,000	(57)
CDX.NA.IG.34, 06/20/25	GSC	Put	90.00	10/21/20		17,600,000	(38)
CDX.NA.IG.34, 06/20/25	GSC	Put	100.00	12/16/20		4,300,000	(17)
CDX.NA.IG.35, 12/20/25	GSC	Put	90.00	12/16/20		16,800,000	(34)
ITRAXX.EUR.32, 12/20/24	GSC	Put	250.00	03/17/21	EUR	5,359,000	(1)
ITRAXX.EUR.33, 06/20/25	CSI	Call	45.00	12/16/20	EUR	4,900,000	(1)
ITRAXX.EUR.33, 06/20/25	CSI	Put	80.00	12/16/20	EUR	4,900,000	(13)
ITRAXX.EUR.34, 12/20/25	DUB	Put	90.00	12/16/20	EUR	4,900,000	(9)
							(287)
Options on Securities
Federal National Mortgage Association, Inc., 2.00%, 12/15/50	JPM	Call	103.00	12/07/20		4,000,000	(3)
Federal National Mortgage Association, Inc., 2.00%, 12/15/50	JPM	Put	101.00	12/07/20		4,000,000	(5)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/PIMCO Income Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Government National Mortgage Association, 2.50%, 01/15/48	JPM	Put	103.00	01/14/21	21,700,000	(38)
						(46)

JNL/PIMCO Income Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	10/02/20	BRL	40,865	7,267	(31)
BRL/USD	GSC	10/02/20	BRL	1,200	213	(1)
BRL/USD	CIT	11/04/20	BRL	42,065	7,475	35
CLP/USD	CIT	10/27/20	CLP	590,430	753	(19)
CNY/USD	GSC	12/16/20	CNY	115,425	16,855	264
EUR/USD	CIT	11/17/20	EUR	4,665	5,473	(61)
GBP/USD	CIT	11/17/20	GBP	1,133	1,462	1
IDR/USD	CIT	12/16/20	IDR	54,150,431	3,613	(43)
INR/USD	CIT	12/16/20	INR	610,554	8,210	78
INR/USD	GSC	12/16/20	INR	183,894	2,473	24
MXN/USD	CIT	10/21/20	MXN	232,750	10,502	(266)
MXN/USD	CIT	12/09/20	MXN	66,214	2,971	62
RUB/USD	GSC	10/13/20	RUB	1,019,241	13,101	(1,164)
RUB/USD	GSC	10/16/20	RUB	459,762	5,907	(501)
USD/AUD	GSC	11/17/20	AUD	(1,006)	(721)	(2)
USD/AUD	GSC	11/17/20	AUD	(387)	(277)	8
USD/BRL	CIT	10/02/20	BRL	(42,065)	(7,481)	(36)
USD/EUR	CIT	11/17/20	EUR	(4,699)	(5,513)	(37)
USD/EUR	CIT	11/17/20	EUR	(115,222)	(135,171)	1,129
USD/GBP	CIT	11/17/20	GBP	(90,179)	(116,389)	1,955
USD/JPY	GSC	11/17/20	JPY	(187,100)	(1,775)	1
USD/MXN	CIT	12/09/20	MXN	(9,001)	(404)	1
USD/NZD	GSC	11/17/20	NZD	(14,224)	(9,407)	(116)
USD/PEN	CIT	10/23/20	PEN	(5,382)	(1,494)	13
					(192,357)	1,294

JNL/PIMCO Income Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
7-Day China Fixing Repo Rate (Q)	Paying	CGM	2.85	(Q)	01/23/25	CNY	24,000	—	37
7-Day China Fixing Repo Rate (Q)	Paying	CGM	2.85	(Q)	01/23/25	CNY	24,100	—	38
								—	75

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.HY.33.V12 (Q)	CGM	N/A	5.00	12/20/24	(13,709)	2,318	2,282	36
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(36,500)	237	(328)	565
CMBX.NA.AAA.11 (M)	DUB	N/A	0.50	11/18/54	(7,800)	28	(74)	102
CMBX.NA.AAA.11 (M)	GSC	N/A	0.50	11/18/54	(7,500)	26	(41)	67
CMBX.NA.AAA.13 (M)	GSC	N/A	0.50	12/16/72	(45,400)	(530)	(1,418)	888
CMBX.NA.AAA.6 (M)	GSC	N/A	0.50	05/11/63	(11,146)	51	63	(12)
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(24,125)	193	48	145
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	1.81	1.00	06/20/23	(300)	1	(3)	4
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	2.06	1.00	06/20/24	(3,300)	(14)	(56)	42
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.95	1.00	12/20/23	(2,400)	2	(40)	42
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	2.23	1.00	12/20/24	(1,500)	(14)	(12)	(2)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.00	1.00	12/20/22	(1,000)	5	7	(2)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.81	1.00	06/20/23	(7,200)	22	(55)	77
Minfin Rossii, FKU (Q)	CGM	1.44	1.00	12/20/22	(6,900)	42	(20)	62
Ministry of Finance Russian Federation (Q)	GSC	1.82	1.00	12/20/24	(6,000)	(13)	30	(43)
Ministry of Finance Russian Federation (Q)	GSC	0.00	1.00	06/20/23	(200)	1	3	(2)
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	1.97	1.00	12/20/22	(4,800)	(53)	(158)	105
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	2.10	1.00	06/20/23	(400)	(8)	(25)	17
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	2.56	1.00	12/20/24	(700)	(33)	(12)	(21)
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	2.56	1.00	12/20/24	(500)	(24)	(8)	(16)
South Africa, Parliament of (Q)	CGM	3.62	1.00	06/20/23	(1,500)	(58)	(76)	18
South Africa, Parliament of (Q)	GSC	3.86	1.00	06/20/24	(600)	(37)	(25)	(12)
					(183,480)	2,142	82	2,060

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 75.6%
Financials 31.5%
AerCap Ireland Capital Designated Activity Company
3.50%, 05/26/22 - 01/15/25	400	396
4.45%, 04/03/26	600	597
3.65%, 07/21/27	1,400	1,286
AerCap Ireland Limited
4.50%, 05/15/21	450	459
3.95%, 02/01/22	400	405
AIA Group Limited
3.60%, 04/09/29 (a)	1,200	1,351
AIB Group Public Limited Company
4.26%, 04/10/25 (a)	600	645
Ally Financial Inc.
3.05%, 06/05/23	1,900	1,974
1.45%, 10/02/23 (b)	1,700	1,697
3.88%, 05/21/24	100	107
8.00%, 11/01/31 (b)	500	684
Ambac LSNI, LLC
6.00%, (3M USD LIBOR + 5.00%), 02/12/23 (a) (c)	459	459
American Financial Group, Inc.
3.50%, 08/15/26	900	970
American International Group, Inc.
5.75%, 04/01/48	100	110
4.38%, 01/15/55	400	459
Aon Corporation
2.80%, 05/15/30	1,200	1,299
Arch Capital Group Ltd.
3.64%, 06/30/50	615	660
Ares Finance Co. II LLC
3.25%, 06/15/30 (a)	1,200	1,253
Avolon Holdings Funding Limited
5.13%, 10/01/23 (a)	800	802
5.50%, 01/15/26 (a)	400	402
AXIS Specialty Finance PLC
4.00%, 12/06/27	700	773
Azul Investments LLP
5.88%, 10/26/24 (a)	100	76
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	4,700	4,709
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (callable at 100 beginning 09/24/23), EUR (d) (e)	600	691
1.13%, 09/18/25 (f)	6,800	6,751
Banco Bradesco S.A.
2.85%, 01/27/23 (a)	2,500	2,538
Banco do Brasil S.A
4.75%, 03/20/24 (e)	200	210
4.63%, 01/15/25 (a)	300	316
Banco General, S.A.
4.13%, 08/07/27 (a)	200	220
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (callable at 100 beginning 09/27/24) (a) (d)	1,000	987
Banco Santander, S.A.
3.31%, 06/27/29	600	653
3.49%, 05/28/30 (f)	4,600	5,022
Banco Santander-Chile
2.70%, 01/10/25 (a)	1,600	1,687
Banco Votorantim S.A.
4.50%, 09/24/24 (e)	1,000	1,032
Bancolombia SA
4.63%, 12/18/29	1,200	1,162
Bank of America Corporation
4.30%, (callable at 100 beginning 01/28/25) (d)	2,700	2,626
5.13%, (callable at 100 beginning 06/20/24) (d)	1,600	1,649
3.56%, 04/23/27	500	558
3.82%, 01/20/28 (c)	5,000	5,664
3.42%, 12/20/28	631	703
4.27%, 07/23/29	900	1,055
3.97%, 02/07/30	10,100	11,706
1.90%, 07/23/31	400	398
Barclays PLC
7.13%, (callable at 100 beginning 06/15/25), GBP (d)	900	1,209
7.75%, (callable at 100 beginning 09/15/23) (d) (f)	700	719
7.88%, (callable at 100 beginning 03/15/22) (d) (e)	2,200	2,266
1.88%, 03/23/21, EUR (e)	200	237
1.70%, 05/12/22 (f)	1,800	1,830
7.63%, 11/21/22	2,400	2,646
1.66%, (3M USD LIBOR + 1.38%), 05/16/24 (c)	2,477	2,489
4.34%, 05/16/24 (c) (f)	200	215
2.85%, 05/07/26 (f)	1,400	1,454
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	500	546
4.25%, 12/15/25 (a)	300	343
BBVA Bancomer, S.A.
6.75%, 09/30/22 (a)	1,051	1,131
6.75%, 09/30/22 (b) (e)	329	354
5.13%, 01/18/33 (e)	600	578
5.88%, 09/13/34 (a)	500	506
BGC Partners, Inc.
5.13%, 05/27/21	1,100	1,135
4.38%, 12/15/25 (a)	700	709
BlackRock, Inc.
1.90%, 01/28/31	1,100	1,141
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (a)	800	1,013
BNP Paribas
7.00%, (callable at 100 beginning 08/16/28) (a) (d)	200	230
2.82%, 11/19/25 (a)	5,500	5,801
4.40%, 08/14/28 (a)	900	1,053
Boral Finance Pty Limited
3.75%, 05/01/28 (a)	1,300	1,343
BPCE
1.48%, (3M USD LIBOR + 1.22%), 05/22/22 (a) (c)	500	505
2.75%, 01/11/23 (a)	2,500	2,615
Brookfield Financial, Inc.
3.90%, 01/25/28	500	557
4.35%, 04/15/30	1,600	1,859
3.50%, 03/30/51	800	785
Brookfield Financial, LLC
4.00%, 04/01/24	500	551
Brown & Brown, Inc.
2.38%, 03/15/31	300	302
BTG Pactual Holding S.A.
5.50%, 01/31/23 (a)	600	625
4.50%, 01/10/25 (a)	2,700	2,758
Cantor Fitzgerald, L.P.
4.88%, 05/01/24 (a) (g)	600	657
Carlyle Finance LLC
3.50%, 09/19/29 (a)	500	544
China Construction Bank (New Zealand) Limited
0.98%, (3M USD LIBOR + 0.75%), 12/20/21 (c) (e)	500	500
Cielo USA Inc.
3.75%, 11/16/22 (a) (b)	600	610
Citigroup Inc.
4.70%, (callable at 100 beginning 01/30/25) (d)	1,600	1,549
5.00%, (callable at 100 beginning 09/12/24) (d)	2,200	2,193
5.95%, (callable at 100 beginning 05/15/25) (d)	1,100	1,153
2.90%, 12/08/21	100	103
2.88%, 07/24/23	900	934
1.27%, (3M USD LIBOR + 1.02%), 06/01/24 (c)	600	603
4.08%, 04/23/29	1,200	1,380
2.98%, 11/05/30	5,800	6,254
Citizens Bank, National Association
3.75%, 02/18/26	600	688
Citizens Financial Group, Inc.
5.65%, (callable at 100 beginning on 10/06/25) (d)	1,500	1,580
3.25%, 04/30/30	300	331

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
CNA Financial Corporation
2.05%, 08/15/30	300	299
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (d) (e)	1,800	2,173
3.75%, 07/21/26	1,000	1,115
Credit Agricole SA
3.75%, 04/24/23 (a)	250	268
Credit Suisse (USA), Inc.
3.00%, 10/29/21	300	308
Credit Suisse Group AG
5.10%, (callable at 100 beginning 01/24/30) (a) (d)	3,100	2,981
6.38%, (callable at 100 beginning 07/01/25) (a) (d)	1,100	1,174
7.25%, (callable at 100 beginning 09/12/25) (a) (d)	3,200	3,473
7.50%, (callable at 100 beginning 07/17/23) (a) (d)	5,700	5,987
6.50%, 08/08/23 (e)	300	340
6.50%, 08/08/23 (a)	200	226
2.59%, 09/11/25 (a)	1,700	1,774
3.87%, 01/12/29 (a)	700	781
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	900	952
3.75%, 03/26/25	800	886
4.55%, 04/17/26	700	814
Credit Suisse Holdings (USA), Inc.
2.10%, 11/12/21	600	611
DAE Funding LLC
5.75%, 11/15/23 (a)	1,100	1,110
Daimler Finance North America LLC
3.75%, 11/05/21 (a)	3,700	3,819
Danske Bank A/S
3.24%, 12/20/25 (a)	1,000	1,064
Deutsche Bank Aktiengesellschaft
6.00%, (callable at 100 beginning 10/30/25) (d)	1,400	1,209
3.15%, 01/22/21	500	502
4.25%, 10/14/21	2,200	2,260
5.00%, 02/14/22	900	941
1.47%, (3M USD LIBOR + 1.19%), 11/16/22 (c)	500	492
3.30%, 11/16/22	300	309
2.22%, 09/18/24 (f)	900	906
3.55%, 09/18/31 (f)	7,400	7,447
Diamond Finance International Limited
4.42%, 06/15/21 (a)	349	357
5.45%, 06/15/23 (a)	7,825	8,577
6.02%, 06/15/26 (a)	2,900	3,409
Digital Realty Trust, L.P.
3.60%, 07/01/29	1,100	1,256
Digital Stout Holding, LLC
3.75%, 10/17/30, GBP (e)	300	457
Discover Bank
2.70%, 02/06/30	1,300	1,360
Discover Financial Services
6.13%, (callable at 100 beginning 06/23/25) (d)	2,100	2,218
4.10%, 02/09/27	400	442
E*Trade Financial Corporation
5.88%, (callable at 100 beginning 09/15/26) (d)	1,000	1,085
4.50%, 06/20/28	2,500	2,927
Emerald Bay SA
0.00%, 10/19/20, EUR (a) (h)	100	116
ERP Operating Limited Partnership
2.50%, 02/15/30	1,200	1,272
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (a)	600	727
4.63%, 04/29/30 (a)	1,900	2,059
Fairstone Financial Inc.
7.88%, 07/15/24 (a)	500	517
Fidelity National Financial, Inc.
5.50%, 09/01/22	300	325
3.40%, 06/15/30	1,900	2,042
2.45%, 03/15/31	300	297
First American Financial Corporation
4.30%, 02/01/23	650	693
4.60%, 11/15/24	200	222
Flagstar Bancorp, Inc.
6.13%, 07/15/21	800	798
FMR LLC
4.95%, 02/01/33 (a)	700	945
Ford Motor Credit Company LLC
3.34%, 03/18/21	200	200
5.88%, 08/02/21	300	307
5.60%, 01/07/22	2,900	2,961
1.33%, (3M USD LIBOR + 1.08%), 08/03/22 (c)	1,400	1,326
3.55%, 10/07/22	2,200	2,180
3.09%, 01/09/23	4,600	4,502
3.10%, 05/04/23	200	195
1.74%, 07/19/24, EUR	3,000	3,270
Freedom Mortgage Corporation
10.75%, 04/01/24 (a)	1,200	1,269
8.13%, 11/15/24 (a)	100	100
8.25%, 04/15/25 (a)	100	102
GE Capital Funding LLC
3.45%, 05/15/25 (a)	400	428
4.40%, 05/15/30 (a)	7,500	8,062
4.55%, 05/15/32 (a)	4,000	4,280
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	800	844
General Motors Financial Company, Inc.
1.82%, (3M USD LIBOR + 1.55%), 01/14/22 (c)	200	201
1.53%, (3M USD LIBOR + 1.31%), 06/30/22 (c)	400	399
3.55%, 07/08/22	1,500	1,551
Glencore Funding LLC
4.13%, 03/12/24 (a)	1,000	1,082
Global Payments Inc.
3.20%, 08/15/29	200	218
Globe Life Inc.
2.15%, 08/15/30	2,100	2,113
Goodman HK Finance
4.38%, 06/19/24 (e)	300	324
Greene King Finance PLC
5.32%, 09/15/31, GBP (e) (i)	388	547
High Street Funding Trust I
4.11%, 02/15/28	100	112
HSBC Holdings PLC
4.75%, (callable at 100 beginning 07/04/29), EUR (d) (e)	800	924
5.88%, (callable at 100 beginning 09/28/26), GBP (d)	700	912
6.50%, (callable at 100 beginning 03/23/28) (d) (f)	400	424
6.88%, (callable at 100 beginning 06/01/21) (d) (f)	600	612
3.60%, 05/25/23	800	853
2.63%, 11/07/25 (f)	1,200	1,245
4.30%, 03/08/26	725	816
3.90%, 05/25/26	600	663
1.63%, (3M USD LIBOR + 1.38%), 09/12/26 (c) (f)	500	501
4.29%, 09/12/26 (f)	200	223
4.04%, 03/13/28 (c)	200	221
3.00%, 07/22/28, GBP (f)	700	965
4.58%, 06/19/29 (f)	1,100	1,264
3.97%, 05/22/30	6,700	7,487
2.85%, 06/04/31 (f)	2,500	2,583
2.36%, 08/18/31 (f)	2,600	2,575
Imperial Brands Finance PLC
3.75%, 07/21/22 (a)	900	940
3.50%, 02/11/23 (a)	400	417
3.13%, 07/26/24 (a) (g)	500	528
3.50%, 07/26/26 (a) (g)	800	866
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch
0.98%, (3M USD LIBOR + 0.75%), 12/21/21 (c) (e)	800	800
ING Groep N.V.
5.75%, (callable at 100 beginning 11/16/26) (d)	700	728
4.63%, 01/06/26 (a)	1,000	1,172

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Intercontinental Exchange, Inc.
2.10%, 06/15/30	1,300	1,343
1.85%, 09/15/32	3,300	3,282
Intesa Sanpaolo S.p.A.
7.75%, (callable at 100 beginning 01/11/27), EUR (d) (e)	600	790
6.50%, 02/24/21 (a)	250	255
5.71%, 01/15/26 (a)	875	955
Itau Unibanco Holding S.A.
3.25%, 01/24/25 (a)	2,300	2,342
Jefferies Finance LLC
7.25%, 08/15/24 (a)	400	414
6.25%, 06/03/26 (a)	200	204
JPMorgan Chase & Co.
3.74%, (3M USD LIBOR + 3.47%), (callable at 100 beginning 01/30/21) (c) (d)	537	516
4.00%, (callable at 100 beginning 04/01/25) (d)	4,700	4,436
4.60%, (callable at 100 beginning 02/01/25) (d)	2,900	2,818
5.00%, (callable at 100 beginning 08/01/24) (d)	700	698
6.10%, (callable at 100 beginning 10/01/24) (d)	900	945
3.56%, 04/23/24	235	252
3.22%, 03/01/25	1,380	1,482
2.30%, 10/15/25	2,800	2,943
3.30%, 04/01/26	1,700	1,886
3.78%, 02/01/28 (c)	7,000	7,915
2.74%, 10/15/30	11,100	11,947
KKR Group Finance Co. VI LLC
3.75%, 07/01/29 (a)	1,200	1,382
KWG Group Holdings Limited
6.00%, 09/15/22 (e)	400	403
Lazard Group LLC
3.75%, 02/13/25	300	326
4.50%, 09/19/28	1,200	1,379
4.38%, 03/11/29	400	457
LeasePlan Corporation N.V.
2.88%, 10/24/24 (a)	5,300	5,472
Legg Mason, Inc.
3.95%, 07/15/24	100	110
Lloyds Banking Group PLC
7.63%, (callable at 100 beginning 06/27/23), GBP (d) (e) (f)	1,000	1,337
1.03%, (3M USD LIBOR + 0.80%), 06/21/21 (c)	400	401
4.05%, 08/16/23 (f)	1,600	1,735
4.45%, 05/08/25 (f)	800	905
4.58%, 12/10/25	400	439
2.44%, 02/05/26 (f)	600	622
Loews Corporation
3.20%, 05/15/30	100	111
Meiji Yasuda Life Insurance Company
5.10%, 04/26/48 (a)	200	244
Mitsubishi UFJ Financial Group Inc
1.10%, (3M USD LIBOR + 0.86%), 07/26/23 (c)	300	303
2.80%, 07/18/24	1,800	1,921
1.41%, 07/17/25	9,800	9,930
Mitsubishi UFJ Lease & Finance Company Limited
2.65%, 09/19/22 (a)	700	721
Mizuho Financial Group Inc
2.63%, 04/12/21 (a)	700	708
1.13%, (3M USD LIBOR + 0.88%), 09/11/22 (c)	800	807
1.10%, (3M USD LIBOR + 0.85%), 09/13/23 (c)	2,200	2,208
2.87%, 09/13/30	4,400	4,694
1.98%, 09/08/31	1,900	1,880
Moody's Corporation
4.88%, 02/15/24	290	326
3.25%, 05/20/50	1,000	1,073
Morgan Stanley
3.13%, 01/23/23	3,400	3,595
0.83%, (3M CIDOR + 0.30%), 02/03/23, CAD (c)	2,200	1,638
3.88%, 01/27/26	300	341
MUFG Americas Holdings Corporation
3.00%, 02/10/25	800	862
MUFG Union Bank, National Association
2.10%, 12/09/22	1,300	1,341
Multibank, Inc.
4.38%, 11/09/22 (a)	200	203
Muthoot Finance Limited
4.40%, 09/02/23 (a)	2,300	2,240
National Securities Clearing Corporation
1.20%, 04/23/23 (a)	1,400	1,423
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (a)	800	816
Nationwide Building Society
10.25%, GBP (d)	535	1,129
Nationwide Financial Services, Inc.
3.90%, 11/30/49 (a)	500	512
Navient Corporation
5.88%, 03/25/21	100	101
6.50%, 06/15/22	200	204
New York Life Insurance Company
4.45%, 05/15/69 (a)	600	729
Nippon Life Insurance Company of America
3.40%, 01/23/50 (a)	600	640
Nomura Holdings, Inc.
2.65%, 01/16/25	1,200	1,262
1.85%, 07/16/25	1,300	1,323
3.10%, 01/16/30	1,300	1,378
Nordea Bank ABP
6.63%, (callable at 100 beginning 03/26/26) (a) (d)	300	338
Novatek Finance Designated Activity Company
4.42%, 12/13/22 (e)	500	526
NTT Finance Corporation
1.90%, 07/21/21 (e)	2,050	2,073
Nuveen Finance, LLC
4.13%, 11/01/24 (a)	500	563
Ohio National Financial Services, Inc.
5.55%, 01/24/30 (a)	3,100	2,944
Pacific LifeCorp
3.35%, 09/15/50 (a)	400	400
Petrobras Global Finance B.V.
5.09%, 01/15/30	178	187
7.25%, 03/17/44	900	1,026
Phosagro Bond Funding Designated Activity Company
3.05%, 01/23/25 (a)	600	613
Pine Street Trust I
4.57%, 02/15/29 (a)	1,600	1,825
Principal Financial Group, Inc.
3.70%, 05/15/29	100	116
Protective Life Corporation
4.30%, 09/30/28 (a)	1,000	1,127
3.40%, 01/15/30 (a)	700	750
Radian Group Inc.
6.63%, 03/15/25	500	530
Reinsurance Group of America, Incorporated
3.95%, 09/15/26	600	675
Rio Oil Finance Trust
9.25%, 07/06/24 (e) (i)	307	332
9.25%, 07/06/24 (a)	128	138
9.75%, 01/06/27 (a)	160	180
8.20%, 04/06/28 (a)	594	638
Santander Holdings USA, Inc.
3.40%, 01/18/23	1,100	1,152
3.50%, 06/07/24	600	643
3.24%, 10/05/26	2,200	2,346
4.40%, 07/13/27	100	110
Santander UK Group Holdings PLC
7.38%, (callable at 100 beginning 06/24/22), GBP (d) (e)	295	395
3.40%, 06/01/21 (f)	500	511
3.75%, 11/15/21 (f)	2,100	2,174
1.63%, 02/12/23 (a)	5,400	5,551
2.88%, 06/18/24	800	854
4.80%, 11/15/24	532	586
4.75%, 09/15/25 (a)	600	660
1.53%, 08/21/26 (f)	2,100	2,068
SB Capital S.A.
6.13%, 02/07/22 (e)	1,500	1,578

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
5.13%, 10/29/22 (e)	3,100	3,251
5.25%, 05/23/23 (e)	200	212
SBL Holdings, LLC
5.13%, 11/13/26 (a)	700	669
Shriram Transport Finance Company Limited
5.95%, 10/24/22 (e)	900	852
5.10%, 07/16/23 (a)	1,900	1,750
SLM Corporation
7.25%, 01/25/22	100	103
5.13%, 04/05/22	400	410
SMBC Aviation Capital Finance Designated Activity Company
2.65%, 07/15/21 (a)	1,700	1,711
3.00%, 07/15/22 (a)	800	816
3.55%, 04/15/24 (a)	1,100	1,153
Springleaf Finance Corporation
7.75%, 10/01/21	800	838
Standard Chartered PLC
3.79%, 05/21/25 (a)	1,000	1,065
2.82%, 01/30/26 (a)	1,600	1,657
State Bank of India
3.25%, 01/24/22 (e)	700	711
State Street Corporation
5.63%, (callable at 100 beginning 12/15/23) (d)	400	411
Stichting AK Rabobank Certificaten II
0.00%, EUR (c) (d) (e) (i)	600	836
Stifel Financial Corp.
4.00%, 05/15/30	900	991
Sumitomo Mitsui Financial Group, Inc.
1.92%, (3M USD LIBOR + 1.68%), 03/09/21 (c)	1,200	1,208
1.41%, (3M USD LIBOR + 1.14%), 10/19/21 (c)	1,300	1,312
1.05%, (3M USD LIBOR + 0.78%), 07/12/22 (c)	500	503
1.47%, 07/08/25	3,900	3,964
3.04%, 07/16/29	4,300	4,674
2.13%, 07/08/30	3,000	3,038
Sumitomo Mitsui Trust Bank Ltd
1.05%, 09/12/25 (a)	1,700	1,706
Sydney Airport Finance Company Pty Limited
3.63%, 04/28/26 (a)	200	215
Synchrony Financial
4.38%, 03/19/24	400	433
4.25%, 08/15/24	100	109
3.95%, 12/01/27	2,900	3,103
Syngenta Finance N.V.
3.93%, 04/23/21 (a)	300	303
3.13%, 03/28/22	1,200	1,222
4.44%, 04/24/23 (a)	200	211
4.89%, 04/24/25 (a)	200	217
5.18%, 04/24/28 (a)	1,900	2,091
Synovus Bank
2.29%, 02/10/23	4,500	4,555
Tesco Property Finance 5 PLC
5.66%, 10/13/41, GBP (e)	588	1,009
The Bank of New York Mellon Corporation
4.70%, (callable at 100 beginning 09/20/25) (d)	800	849
2.80%, 05/04/26	1,800	1,992
The Bank of Nova Scotia
4.90%, (callable at 100 beginning on 06/04/25) (d) (f)	500	520
The Blackstone Group Inc.
2.50%, 01/10/30 (a)	5,700	6,125
5.00%, 06/15/44 (a)	300	393
The Charles Schwab Corporation
5.00%, (callable at 100 beginning 12/01/27) (d)	900	920
5.38%, (callable at 100 beginning 06/01/25) (d)	2,400	2,598
The Depository Trust & Clearing Corporation
3.42%, (callable at 100 beginning 12/15/20) (a) (d)	250	237
The Goldman Sachs Group, Inc.
1.01%, (3M USD LIBOR + 0.75%), 02/23/23 (c)	600	602
3.50%, 01/23/25	600	657
3.75%, 02/25/26	1,000	1,123
3.69%, 06/05/28 (c)	400	449
4.22%, 05/01/29	2,400	2,796
2.60%, 02/07/30	1,000	1,055
The Hanover Insurance Group, Inc.
2.50%, 09/01/30	500	513
The PNC Financial Services Group, Inc.
2.55%, 01/22/30	3,100	3,365
The Royal Bank of Scotland Group Public Limited Company
8.63%, (callable at 100 beginning 08/15/21) (d) (f)	5,799	5,973
2.00%, 03/08/23, EUR	200	239
6.00%, 12/19/23	1,000	1,121
1.78%, (3M USD LIBOR + 1.55%), 06/25/24 (c)	1,801	1,819
4.52%, 06/25/24 (c) (f)	1,100	1,183
4.27%, 03/22/25 (f)	1,400	1,522
1.75%, 03/02/26, EUR (e)	600	726
5.08%, 01/27/30 (c) (f)	200	238
Truist Financial Corporation
5.10%, (callable at 100 beginning 03/01/30) (d)	1,400	1,513
UBS AG
7.63%, 08/17/22	2,403	2,670
5.13%, 05/15/24 (e)	900	992
4.75%, 02/12/26, EUR (c) (e)	400	474
UBS Group AG
7.13%, (callable at 100 beginning 08/10/21) (d) (e) (f)	2,300	2,357
3.13%, 08/13/30 (a)	400	444
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (a)	250	285
UBS Group Funding (Switzerland) AG
3.49%, 05/23/23 (a)	2,600	2,712
UniCredit S.p.A.
7.50%, (callable at 100 beginning 06/03/26), EUR (d) (e)	1,400	1,772
6.57%, 01/14/22 (a)	500	531
7.83%, 12/04/23 (a)	1,200	1,405
5.46%, 06/30/35 (a) (f)	1,200	1,221
Unum Group
4.50%, 03/15/25	700	776
Virgin Media Secured Finance PLC
4.25%, 01/15/30, GBP (a)	300	382
Virgin Money UK PLC
4.00%, 09/03/27, GBP (e)	900	1,197
Visa Inc.
3.15%, 12/14/25	400	447
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (a) (b)	1,900	1,935
Volkswagen Group of America, Inc.
1.08%, (3M USD LIBOR + 0.86%), 09/24/21 (a) (c)	900	903
1.20%, (3M USD LIBOR + 0.94%), 11/12/21 (a) (c)	500	500
3.35%, 05/13/25 (a)	1,900	2,074
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung
2.13%, 04/04/22, EUR (e)	700	844
Wells Fargo & Company
2.63%, 07/22/22	300	311
1.37%, (3M USD LIBOR + 1.11%), 01/24/23 (c)	1,500	1,520
1.49%, (3M USD LIBOR + 1.23%), 10/31/23 (c)	1,400	1,425
3.30%, 09/09/24	950	1,036
3.55%, 09/29/25	900	1,001
2.41%, 10/30/25	2,700	2,832
2.16%, 02/11/26	6,600	6,852
3.20%, 06/17/27	800	869
3.58%, 05/22/28 (c)	4,800	5,355
2.39%, 06/02/28	7,200	7,514
Wells Fargo Bank, National Association
0.87%, (3M USD LIBOR + 0.62%), 05/27/22 (c)	250	251
2.90%, 05/27/22	350	355
3.55%, 08/14/23	1,000	1,083
Willis North America Inc.
2.95%, 09/15/29	5,500	5,938
Woodside Finance Limited
4.60%, 05/10/21 (a)	600	607
3.65%, 03/05/25 (a)	600	636
4.50%, 03/04/29 (a)	2,000	2,232

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
XLIT Ltd
4.45%, 03/31/25	400	452
		555,089
Communication Services 6.9%
21Vianet Group, Inc.
7.88%, 10/15/21 (e)	500	510
Activision Blizzard, Inc.
3.40%, 09/15/26	900	1,022
Altice Financing S.A.
2.25%, 01/15/25, EUR (a)	300	337
AT&T Inc.
4.10%, 02/15/28	1,520	1,756
2.75%, 06/01/31	5,100	5,363
3.50%, 06/01/41	5,900	6,200
4.80%, 06/15/44	85	101
4.35%, 06/15/45	26	29
4.50%, 03/09/48	514	589
3.65%, 06/01/51	4,200	4,204
3.50%, 09/15/53 (a)	136	131
3.55%, 09/15/55 (a)	8,578	8,236
3.65%, 09/15/59 (a)	2,681	2,598
Baidu, Inc.
4.38%, 05/14/24	200	219
4.88%, 11/14/28	1,100	1,303
CC Holdings GS V LLC
3.85%, 04/15/23	200	215
CCO Holdings, LLC
4.50%, 08/15/30 (a)	4,800	5,039
4.25%, 02/01/31 (a)	2,800	2,894
CenturyLink, Inc.
4.00%, 02/15/27 (a)	2,900	2,942
Charter Communications Operating, LLC
4.50%, 02/01/24	1,500	1,660
3.75%, 02/15/28	300	331
5.05%, 03/30/29	100	119
2.80%, 04/01/31	200	207
5.38%, 05/01/47	400	473
5.75%, 04/01/48	300	371
4.80%, 03/01/50	2,000	2,287
Comcast Corporation
2.35%, 01/15/27	200	215
3.30%, 02/01/27	400	451
4.15%, 10/15/28	1,700	2,045
2.65%, 02/01/30	2,000	2,169
3.75%, 04/01/40	5,800	6,775
4.50%, 01/15/43	500	631
4.60%, 08/15/45	400	514
3.40%, 07/15/46	1,200	1,324
4.70%, 10/15/48	4,500	5,948
4.00%, 11/01/49	300	363
2.80%, 01/15/51	1,750	1,752
Cox Communications, Inc.
3.15%, 08/15/24 (a)	800	861
1.80%, 10/01/30 (a)	1,400	1,377
Crown Communication Inc.
4.24%, 07/15/28	100	114
Deutsche Telekom AG
3.63%, 01/21/50 (a)	500	555
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	600	425
Discovery Communications, LLC
3.45%, 03/15/25	100	109
DISH DBS Corporation
6.75%, 06/01/21	1,000	1,025
Expedia Group, Inc.
6.25%, 05/01/25 (a)	700	771
7.00%, 05/01/25 (a)	1,100	1,186
3.80%, 02/15/28	500	502
Globo Comunicacao e Participacoes S.A.
4.88%, 01/22/30 (a)	2,000	1,969
Level 3 Financing, Inc.
3.88%, 11/15/29 (a)	1,300	1,407
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)	1,000	1,079
MTN (Mauritius) Investments Limited
4.76%, 11/11/24 (a)	200	205
Netflix, Inc.
3.88%, 11/15/29, EUR (a)	400	517
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (j)	400	386
RELX Capital Inc.
3.50%, 03/16/23	200	213
3.00%, 05/22/30	100	109
Rogers Communications Inc.
3.70%, 11/15/49	300	335
Spectrum Management Holding Company, LLC
4.13%, 02/15/21	1,000	1,004
6.75%, 06/15/39	1,200	1,636
4.50%, 09/15/42	300	325
Sprint Communications, Inc.
6.00%, 11/15/22	200	215
Sprint Corporation
7.25%, 09/15/21	1,600	1,673
7.88%, 09/15/23	2,700	3,097
7.13%, 06/15/24	200	230
Sprint Spectrum Co LLC
3.36%, 09/20/21 (a)	375	379
TEGNA Inc.
4.63%, 03/15/28 (a)	1,100	1,077
Tencent Holdings Limited
3.98%, 04/11/29 (a)	2,100	2,386
2.39%, 06/03/30 (e)	500	510
3.24%, 06/03/50 (a)	1,100	1,113
The Walt Disney Company
1.75%, 01/13/26	7,350	7,638
2.00%, 09/01/29	3,200	3,307
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	100	152
T-Mobile USA, Inc.
1.50%, 02/15/26 (a)	2,800	2,811
2.55%, 02/15/31 (a)	5,000	5,168
Univision Communications Inc.
5.13%, 02/15/25 (a)	900	849
Verizon Communications Inc.
4.13%, 03/16/27	300	354
Vodafone Group Public Limited Company
4.38%, 05/30/28	200	236
7.00%, 04/04/79	200	237
Zayo Group Holdings, Inc.
6.13%, 03/01/28 (a)	2,600	2,682
		121,547
Real Estate 6.7%
Alexandria Real Estate Equities, Inc.
4.00%, 01/15/24	300	331
4.50%, 07/30/29	500	606
2.75%, 12/15/29	2,600	2,817
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	1,050	1,100
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,360
American Tower Corporation
3.50%, 01/31/23	750	797
3.00%, 06/15/23	600	635
2.95%, 01/15/25	1,700	1,836
4.00%, 06/01/25	1,000	1,125
2.75%, 01/15/27	1,900	2,046
3.13%, 01/15/27	400	437
3.80%, 08/15/29	700	801
2.90%, 01/15/30	3,900	4,193
1.88%, 10/15/30	1,600	1,580
3.70%, 10/15/49	2,100	2,288
AvalonBay Communities, Inc.
2.45%, 01/15/31	1,500	1,604
Boston Properties Limited Partnership
2.90%, 03/15/30	300	313
3.25%, 01/30/31	1,300	1,397
Brixmor Operating Partnership LP
3.25%, 09/15/23	200	207

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
3.90%, 03/15/27	700	734
Camden Property Trust
2.80%, 05/15/30	500	543
CBL & Associates Limited Partnership
5.95%, 12/15/26	1,600	603
Columbia Property Trust Operating Partnership, L.P.
3.65%, 08/15/26	700	725
Corporate Office Properties Trust
2.25%, 03/15/26	400	404
Crown Castle International Corp.
5.25%, 01/15/23	400	440
3.15%, 07/15/23	3,000	3,185
3.80%, 02/15/28	900	1,020
4.30%, 02/15/29	1,800	2,097
2.25%, 01/15/31	3,800	3,843
4.00%, 11/15/49	1,501	1,676
4.15%, 07/01/50	1,100	1,258
Duke Realty Limited Partnership
3.05%, 03/01/50	1,600	1,689
EPR Properties
4.75%, 12/15/26	200	190
4.50%, 04/01/25 - 06/01/27	1,900	1,772
4.95%, 04/15/28	1,100	1,053
3.75%, 08/15/29	200	174
Equinix, Inc.
2.63%, 11/18/24	600	638
3.20%, 11/18/29	600	660
2.15%, 07/15/30	1,700	1,727
Essex Portfolio, L.P.
3.50%, 04/01/25	900	987
2.65%, 03/15/32	1,500	1,585
Fideicomiso Fibra Uno
6.95%, 01/30/44 (a)	1,000	1,064
Greenland Global Investment Ltd.
6.25%, 12/16/22 (e)	900	895
Healthcare Trust of America Holdings, LP
2.00%, 03/15/31	900	884
Healthpeak Properties, Inc.
2.88%, 01/15/31	1,000	1,059
Highwoods Realty Limited Partnership
4.20%, 04/15/29	700	783
3.05%, 02/15/30	400	414
Host Hotels & Resorts, L.P.
3.88%, 04/01/24	200	207
4.00%, 06/15/25	300	311
4.50%, 02/01/26	100	105
3.50%, 09/15/30 (g)	3,400	3,254
Hudson Pacific Properties, L.P.
3.25%, 01/15/30	1,500	1,551
Kaisa Group Holdings Ltd.
6.75%, 02/18/21 (e)	200	200
7.88%, 06/30/21 (e)	900	895
8.50%, 06/30/22 (e)	800	782
Kilroy Realty, L.P.
4.38%, 10/01/25	300	331
3.05%, 02/15/30	7,300	7,592
Kimco Realty Corporation
2.70%, 10/01/30	900	914
Life Storage LP
2.20%, 10/15/30	1,000	999
Mack Cali Realty LP
4.50%, 04/18/22	500	484
Mid-America Apartments, L.P.
4.30%, 10/15/23	50	55
3.75%, 06/15/24	100	109
3.95%, 03/15/29	600	694
Mitsui Fudosan Co., Ltd.
3.65%, 07/20/27 (a) (b)	900	1,008
New Metro Global Limited
6.50%, 04/23/21 (e)	1,300	1,306
Newmark Group, Inc.
6.13%, 11/15/23 (g)	700	729
Omega Healthcare Investors, Inc.
4.38%, 08/01/23	800	857
Physicians Realty L.P.
4.30%, 03/15/27	995	1,057
3.95%, 01/15/28	200	208
ProLogis, L.P.
2.25%, 04/15/30	800	849
PulteGroup, Inc.
5.00%, 01/15/27	300	340
Realty Income Corporation
3.25%, 01/15/31	500	551
Reckson Operating Partnership, L.P.
4.50%, 12/01/22	100	104
Regency Centers, L.P.
2.95%, 09/15/29	300	310
3.70%, 06/15/30	900	987
Ronshine China Holdings Limited
11.25%, 08/22/21 (e)	500	516
8.75%, 10/25/22 (e)	800	813
Sabra Health Care Limited Partnership
4.80%, 06/01/24	1,000	1,041
SBA Communications Corporation
3.88%, 02/15/27 (a)	1,500	1,524
Seazen Group Limited
7.50%, 01/22/21 (e)	2,000	2,005
Service Properties Trust
4.50%, 06/15/23 (b)	200	195
4.95%, 02/15/27	300	265
SL Green Operating Partnership, L.P.
3.25%, 10/15/22	500	510
Spirit Realty, L.P.
4.45%, 09/15/26	200	214
4.00%, 07/15/29	500	520
3.20%, 02/15/31	600	583
Store Capital Corporation
4.63%, 03/15/29	200	214
Sunac China Holdings Limited
8.38%, 01/15/21 (e)	700	704
7.88%, 02/15/22 (e)	600	606
Times China Holdings Limited
7.63%, 02/21/22 (e)	400	406
UDR, Inc.
4.00%, 10/01/25	350	393
3.00%, 08/15/31	2,700	2,936
Vanke Real Estate (Hong Kong) Company Limited
4.20%, 06/07/24 (e)	800	859
Ventas Realty, Limited Partnership
4.40%, 01/15/29	900	1,015
Vereit Operating Partnership, L.P.
4.88%, 06/01/26	2,600	2,919
3.95%, 08/15/27	400	424
3.10%, 12/15/29	700	700
W.P. Carey Inc.
4.00%, 02/01/25	1,000	1,092
4.25%, 10/01/26	700	785
Washington Prime Group, L.P.
6.45%, 08/15/24 (b)	1,300	663
Weyerhaeuser Company
7.13%, 07/15/23	1,100	1,280
4.63%, 09/15/23	500	553
8.50%, 01/15/25	500	647
4.00%, 11/15/29 - 04/15/30	6,100	7,151
7.38%, 03/15/32	1,600	2,330
		118,227
Energy 5.7%
Aker BP ASA
3.75%, 01/15/30 (a)	2,200	2,138
APT Pipelines Limited
4.20%, 03/23/25 (a)	500	551
Azure Power Solar Energy Private Limited
5.65%, 12/24/24 (a)	600	624
BP Capital Markets America Inc.
3.59%, 04/14/27	1,500	1,675
4.23%, 11/06/28	2,800	3,312
Cameron LNG, LLC
3.40%, 01/15/38 (a)	1,300	1,418

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Cenovus Energy Inc.
4.25%, 04/15/27	1,100	999
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	650	748
5.13%, 06/30/27	6,100	6,785
3.70%, 11/15/29 (a)	800	829
CNOOC Curtis Funding No.1 Pty Ltd
4.50%, 10/03/23 (e)	1,100	1,206
CNOOC Limited
3.00%, 05/09/23	600	628
DCP Midstream Operating, LP
5.63%, 07/15/27	300	306
Enable Midstream Partners, LP
4.40%, 03/15/27	800	756
4.95%, 05/15/28	500	490
5.00%, 05/15/44 (i)	645	543
Enbridge Inc.
0.77%, (3M USD LIBOR + 0.50%), 02/18/22 (c)	3,300	3,296
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (a)	500	504
Energy Transfer LP
4.25%, 03/15/23	200	208
4.20%, 04/15/27	1,200	1,249
5.50%, 06/01/27	2,472	2,720
4.90%, 03/15/35	554	540
7.50%, 07/01/38	200	228
6.05%, 06/01/41	1,300	1,295
6.50%, 02/01/42	100	105
6.25%, 04/15/49	600	619
Enterprise Products Operating LLC
3.90%, 02/15/24	100	109
3.75%, 02/15/25	400	444
2.80%, 01/31/30	2,800	2,969
3.20%, 02/15/52	2,300	2,086
4.88%, 08/16/77 (c)	500	432
EQM Midstream Partners, LP
4.00%, 08/01/24	500	487
4.13%, 12/01/26	100	95
Florida Gas Transmission Company, LLC
2.55%, 07/01/30 (a)	1,000	1,047
Gaz Capital S.A.
6.51%, 03/07/22 (e)	500	532
3.13%, 11/17/23, EUR (a)	400	490
2.95%, 01/24/24, EUR (e)	1,600	1,950
2.25%, 11/22/24, EUR (e)	200	239
4.95%, 03/23/27 (e)	600	667
Gaz Finance PLC
3.25%, 02/25/30 (a)	1,800	1,809
GPN Capital S.A.
4.38%, 09/19/22 (e)	300	313
Greenko Dutch B.V.
4.88%, 07/24/22 (e)	300	298
5.25%, 07/24/24 (e)	400	407
5.25%, 07/24/24 (a)	200	203
Halliburton Company
2.92%, 03/01/30	800	787
Hess Corporation
7.30%, 08/15/31	65	79
Kinder Morgan, Inc.
1.55%, (3M USD LIBOR + 1.28%), 01/15/23 (c)	1,300	1,307
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (a)	600	604
3.90%, 04/01/24 (a)	2,400	2,419
4.63%, 04/01/29 (a)	300	303
MPLX LP
5.25%, 01/15/25	600	623
4.50%, 04/15/38	200	204
5.20%, 12/01/47	1,638	1,751
4.90%, 04/15/58	300	301
NGPL PipeCo LLC
4.38%, 08/15/22 (a) (b)	325	337
Occidental Petroleum Corporation
6.95%, 07/01/24	300	291
4.40%, 08/15/49	600	422
Ocyan S/A
0.00%, (callable at 100 beginning 11/10/20) (a) (d) (h)	89	—
Odebrecht Offshore Drilling Finance Ltd.
6.35%, 12/01/21 (a)	19	17
6.72%, 12/01/22 (e)	24	22
7.35%, 12/01/26 (a) (j)	140	36
7.72%, 12/01/26 (e) (j)	153	16
ONEOK Partners, L.P.
4.90%, 03/15/25	1,000	1,095
6.85%, 10/15/37	200	225
ONEOK, Inc.
4.00%, 07/13/27	300	313
4.35%, 03/15/29	2,500	2,598
6.35%, 01/15/31	2,800	3,252
Parsley Energy, LLC
5.63%, 10/15/27 (a)	100	100
4.13%, 02/15/28 (a)	2,400	2,268
Petroleos Mexicanos
6.50%, 03/13/27	2,900	2,704
6.84%, 01/23/30 (a)	2,500	2,225
5.95%, 01/28/31 (a)	1,300	1,083
Pioneer Natural Resources Company
4.45%, 01/15/26	400	462
Plains All American Pipeline, L.P.
2.85%, 01/31/23	200	203
3.60%, 11/01/24	100	103
5.15%, 06/01/42	200	187
Ras Laffan Liquefied Natural Gas Company Limited
5.84%, 09/30/27 (a)	250	291
Regency Energy Partners LP
5.88%, 03/01/22	1,000	1,043
5.00%, 10/01/22	100	105
Rockies Express Pipeline LLC
4.80%, 05/15/30 (a)	2,200	2,124
Sabine Pass Liquefaction, LLC
6.25%, 03/15/22	300	318
5.63%, 04/15/23	800	876
5.75%, 05/15/24	1,510	1,709
5.88%, 06/30/26	1,200	1,417
Shell International Finance B.V.
3.25%, 04/06/50	4,927	5,221
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (a)	5,100	5,277
Terraform Power Operating, LLC
4.25%, 01/31/23 (a)	100	102
TransCanada PipeLines Limited
4.63%, 03/01/34	800	939
TransCanada Trust
5.30%, 03/15/77 (c)	875	877
Transcontinental Gas Pipe Line Company, LLC
4.00%, 03/15/28	800	908
3.25%, 05/15/30 (a)	700	756
4.60%, 03/15/48	990	1,131
Transocean Guardian Limited
5.88%, 01/15/24 (a)	312	201
Transocean Ltd.
5.38%, 05/15/23 (a)	200	136
Transocean Pontus Limited
6.13%, 08/01/25 (a)	78	70
WPX Energy, Inc.
5.75%, 06/01/26	100	103
4.50%, 01/15/30	1,300	1,280
		99,570
Utilities 5.6%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	4,100	4,010
Adani Transmission Limited
4.00%, 08/03/26 (e)	500	516
Ameren Illinois Company
3.25%, 03/15/50	300	339
American Electric Power Company, Inc.
3.20%, 11/13/27	400	438
Arizona Public Service Company
3.50%, 12/01/49	400	449

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
2.65%, 09/15/50	700	686
Atmos Energy Corporation
1.50%, 01/15/31	1,500	1,492
Black Hills Corporation
2.50%, 06/15/30	1,400	1,449
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	2,000	2,007
CenterPoint Energy, Inc.
2.50%, 09/01/24	700	744
Centrais Eletricas Brasileiras SA
4.63%, 02/04/30 (a)	1,800	1,803
Clearway Energy Operating LLC
5.75%, 10/15/25	900	947
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,340
Dominion Energy Gas Holdings, LLC
2.50%, 11/15/24	600	639
DTE Electric Company
2.25%, 03/01/30	1,400	1,491
Duke Energy Corporation
2.45%, 06/01/30	5,200	5,483
Duquesne Light Holdings, Inc.
5.90%, 12/01/21 (a)	50	53
3.62%, 08/01/27 (a)	1,200	1,281
2.53%, 10/01/30 (a)	200	201
Enel Finance International N.V.
2.75%, 04/06/23 (a) (b)	3,200	3,336
4.25%, 09/14/23 (a)	1,000	1,094
3.63%, 05/25/27 (a)	400	444
Entergy Corporation
2.80%, 06/15/30	2,600	2,814
Entergy Texas, Inc.
1.75%, 03/15/31	700	695
Evergy Metro, Inc.
2.25%, 06/01/30	1,000	1,057
Eversource Energy
3.45%, 01/15/50	2,400	2,668
Exelon Corporation
3.95%, 06/15/25	500	563
4.45%, 04/15/46	600	728
FirstEnergy Corp.
4.25%, 03/15/23 (g)	300	318
3.90%, 07/15/27	2,000	2,189
Georgia Power Company
3.70%, 01/30/50	400	446
Ipalco Enterprises Inc
3.70%, 09/01/24	503	546
ITC Holdings Corp.
2.95%, 05/14/30 (a)	2,500	2,686
National Rural Utilities Cooperative Finance Corporation
2.40%, 03/15/30	1,600	1,738
Nevada Power Company
2.40%, 05/01/30	1,200	1,287
NextEra Energy Capital Holdings, Inc.
3.30%, 08/15/22	3,900	4,097
3.25%, 04/01/26	800	896
3.50%, 04/01/29	500	567
2.75%, 11/01/29	2,800	3,029
5.65%, 05/01/79	800	910
NiSource Inc.
2.95%, 09/01/29	700	757
Pacific Gas And Electric Company
3.25%, 06/15/23	800	828
3.45%, 07/01/25	450	471
3.15%, 01/01/26 (b)	1,200	1,228
3.75%, 07/01/28 (b)	250	260
4.65%, 08/01/28	200	216
4.55%, 07/01/30	2,300	2,488
2.50%, 02/01/31	1,800	1,705
3.30%, 03/15/27 - 08/01/40	5,300	5,161
4.30%, 03/15/45	200	195
4.25%, 03/15/46	1,200	1,154
4.95%, 07/01/50	500	533
PECO Energy Company
3.00%, 09/15/49	800	853
Perusahaan Listrik Negara, PT
3.00%, 06/30/30 (a)	1,100	1,105
Puget Energy, Inc.
4.10%, 06/15/30 (a)	900	1,001
ReNew Power Private Limited
5.88%, 03/05/27 (a)	700	701
San Diego Gas & Electric Company
1.70%, 10/01/30	4,200	4,176
4.10%, 06/15/49	200	243
Sempra Energy
3.55%, 06/15/24	200	218
3.75%, 11/15/25	200	225
3.40%, 02/01/28	800	891
Southern California Edison Company
3.70%, 08/01/25	1,100	1,223
6.05%, 03/15/39	400	516
3.60%, 02/01/45	400	408
4.00%, 04/01/47	1,100	1,176
4.13%, 03/01/48	5,000	5,443
Southern California Gas Company
2.55%, 02/01/30	1,600	1,730
Southern Company Gas Capital Corporation
3.25%, 06/15/26	2,700	2,923
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (a)	300	325
The East Ohio Gas Company
2.00%, 06/15/30 (a)	600	618
The Narragansett Electric Company
3.40%, 04/09/30 (a)	700	798
The Southern Company
2.95%, 07/01/23	200	212
4.25%, 07/01/36	400	462
5.50%, 03/15/57	200	204
		98,923
Consumer Discretionary 4.8%
Alibaba Group Holding Limited
3.60%, 11/28/24	300	329
Amazon.com, Inc.
3.80%, 12/05/24	100	112
5.20%, 12/03/25	100	122
3.15%, 08/22/27	300	341
Aptiv PLC
4.35%, 03/15/29 (b)	800	898
AutoNation, Inc.
4.75%, 06/01/30	700	828
Bacardi Limited
4.45%, 05/15/25 (a)	2,100	2,338
2.75%, 07/15/26 (a)	300	309
Colt Merger Sub, Inc.
5.75%, 07/01/25 (a)	400	412
D.R. Horton, Inc.
4.38%, 09/15/22	200	212
2.60%, 10/15/25	2,300	2,465
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	1,300	1,426
eBay Inc.
2.60%, 07/15/22	1,799	1,857
1.90%, 03/11/25	1,200	1,249
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	700	730
GLP Financing, LLC
3.35%, 09/01/24	400	405
5.25%, 06/01/25	400	433
5.75%, 06/01/28	300	341
5.30%, 01/15/29	700	779
4.00%, 01/15/31	2,400	2,500
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	400	411
IHO Verwaltungs GmbH
3.88%, 05/15/27, EUR (e) (j)	400	469
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (a) (j)	100	107

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Las Vegas Sands Corp.
3.20%, 08/08/24	6,800	6,891
2.90%, 06/25/25	200	199
3.50%, 08/18/26	800	809
Marriott International, Inc.
5.75%, 05/01/25 (g)	1,100	1,225
4.63%, 06/15/30 (g)	200	214
3.50%, 10/15/32	1,900	1,881
McDonald's Corporation
3.63%, 09/01/49	400	445
MCE Finance Limited
4.88%, 06/06/25 (a)	800	816
5.25%, 04/26/26 (a)	500	505
5.63%, 07/17/27 (a)	200	207
5.75%, 07/21/28 (a)	1,900	1,937
5.38%, 12/04/29 (a)	4,300	4,281
MGM China Holdings Limited
5.25%, 06/18/25 (a) (b)	800	816
5.88%, 05/15/26 (a)	1,700	1,752
MGM Resorts International
5.50%, 04/15/27	66	69
Mohawk Industries, Inc.
3.63%, 05/15/30	200	218
Newell Brands Inc.
4.35%, 04/01/23 (g)	1,300	1,359
Nissan Motor Acceptance Corporation
1.90%, 09/14/21 (a)	1,900	1,906
2.65%, 07/13/22 (a)	2,705	2,727
2.60%, 09/28/22 (a)	2,050	2,064
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (a)	1,100	1,114
NVR, Inc.
3.00%, 05/15/30	4,400	4,748
Prosus N.V.
3.68%, 01/21/30 (a)	1,100	1,183
QVC, Inc.
4.38%, 03/15/23	900	936
4.85%, 04/01/24	200	209
4.45%, 02/15/25	500	514
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (a)	200	204
Sands China Ltd.
4.60%, 08/08/23 (g)	3,800	4,061
5.13%, 08/08/25 (g)	5,000	5,461
5.40%, 08/08/28 (g)	900	1,005
SES
3.60%, 04/04/23 (a)	2,007	2,098
Southwest Airlines Co.
4.75%, 05/04/23	1,910	2,037
Station Casinos LLC
4.50%, 02/15/28 (a)	300	277
Studio City Finance Limited
7.25%, 02/11/24 (a)	500	517
6.50%, 01/15/28 (a)	1,100	1,122
The Gap, Inc.
8.38%, 05/15/23 (a) (b)	300	331
Wyndham Destinations, Inc.
4.63%, 03/01/30 (a)	1,000	954
Wynn Macau, Limited
4.88%, 10/01/24 (a)	400	394
5.50%, 01/15/26 - 10/01/27 (a)	2,800	2,739
5.63%, 08/26/28 (a)	2,800	2,719
5.13%, 12/15/29 (a) (b)	3,200	3,071
		85,088
Industrials 4.6%
3M Company
3.25%, 08/26/49	1,800	2,018
A.P. Moller - Maersk A/S
3.88%, 09/28/25 (a)	800	868
Adani Ports and Special Economic Zone Limited
3.38%, 07/24/24 (a)	900	915
Aircastle Limited
4.40%, 09/25/23	600	595
Allegion Public Limited Company
3.50%, 10/01/29	2,100	2,284
Allegion US Holding Company Inc.
3.20%, 10/01/24	400	424
3.55%, 10/01/27	100	109
Ashtead Capital, Inc.
4.00%, 05/01/28 (a)	400	413
Aviation Capital Group LLC
7.13%, 10/15/20 (a)	750	751
0.94%, (3M USD LIBOR + 0.67%), 07/30/21 (a) (c)	200	194
2.88%, 01/20/22 (a)	300	297
3.88%, 05/01/23 (a)	700	691
4.38%, 01/30/24 (a)	200	199
5.50%, 12/15/24 (a)	600	618
3.50%, 11/01/27 (a)	1,532	1,366
BAE Systems PLC
3.40%, 04/15/30 (a)	300	336
1.90%, 02/15/31 (a)	900	893
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (a)	200	196
BOC Aviation Limited
2.75%, 09/18/22 (a)	400	404
3.50%, 10/10/24 (a)	2,300	2,431
Bombardier Inc.
5.75%, 03/15/22 (a)	200	194
6.00%, 10/15/22 (a)	600	558
Builders FirstSource, Inc.
5.00%, 03/01/30 (a)	500	518
Carrier Global Corporation
2.24%, 02/15/25 (a)	2,000	2,085
CoStar Group, Inc.
2.80%, 07/15/30 (a)	1,100	1,140
FedEx Corporation
3.10%, 08/05/29	400	444
Ferguson Finance PLC
3.25%, 06/02/30 (a)	400	434
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	600	593
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23	200	218
3.25%, 09/15/29	800	881
GATX Corporation
3.50%, 03/15/28	500	545
General Electric Capital Corporation
5.55%, 01/05/26	1,800	2,094
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (d)	2,300	1,817
4.35%, 05/01/50	2,300	2,337
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	300	329
4.20%, 05/01/30 (a)	200	229
Indian Railway Finance Corporation Limited
3.25%, 02/13/30 (a)	2,700	2,707
Kansas City Southern
3.00%, 05/15/23	200	204
3.13%, 06/01/26	500	523
3.50%, 05/01/50	1,200	1,243
Masco Corporation
5.95%, 03/15/22	650	697
Massachusetts Institute of Technology
4.68%, 07/01/14	200	292
Norfolk Southern Corporation
4.15%, 02/28/48	400	493
Otis Worldwide Corporation
2.06%, 04/05/25	2,500	2,629
Owens Corning
4.20%, 12/01/24	200	220
3.40%, 08/15/26	800	865
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	2,273	2,281
4.50%, 03/15/23 (a)	260	257
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (a)	1,000	1,091

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (a)	3,100	3,160
Quanta Services, Inc.
2.90%, 10/01/30	900	918
SF Holding Investment Limited
2.88%, 02/20/30 (e)	800	837
Spirit AeroSystems, Inc.
3.95%, 06/15/23	1,000	888
4.60%, 06/15/28	3,300	2,709
Standard Industries Inc.
5.00%, 02/15/27 (a)	200	208
4.75%, 01/15/28 (a)	2,100	2,175
4.38%, 07/15/30 (a)	300	307
Textron Inc.
0.79%, (3M USD LIBOR + 0.55%), 11/10/20 (c)	700	700
3.38%, 03/01/28	3,000	3,253
The ADT Security Corporation
3.50%, 07/15/22	100	102
The Boeing Company
2.95%, 02/01/30	300	290
5.93%, 05/01/60 (g)	10,000	12,348
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (a)	950	966
Triumph Group, Inc.
6.25%, 09/15/24 (a)	300	256
Union Pacific Corporation
3.95%, 08/15/59	300	355
3.75%, 02/05/70	300	337
Verisk Analytics, Inc.
4.13%, 09/12/22 - 03/15/29	500	577
Westinghouse Air Brake Technologies Corporation
3.20%, 06/15/25 (g)	2,400	2,531
ZLS Prestigia Ltd
3.63%, 05/01/24	1,100	1,189
4.75%, 08/01/28	400	475
4.25%, 05/01/29	2,100	2,437
		80,938
Health Care 4.2%
AbbVie Inc.
3.45%, 03/15/22 (a)	975	1,010
2.60%, 11/21/24 (a)	500	530
4.40%, 11/06/42	2,581	3,063
Adventist Health System/Sunbelt, Inc.
2.95%, 03/01/29	1,000	1,045
Agilent Technologies, Inc.
2.10%, 06/04/30	500	510
Alcon Finance Corporation
2.60%, 05/27/30 (a)	700	739
Amgen Inc.
2.25%, 08/19/23	800	838
2.60%, 08/19/26	700	759
Anthem, Inc.
4.10%, 03/01/28	600	696
Bausch Health Companies Inc.
9.25%, 04/01/26 (a)	700	770
Becton, Dickinson and Company
2.82%, 05/20/30	2,400	2,580
Boston Scientific Corporation
3.38%, 05/15/22	775	809
3.75%, 03/01/26	700	798
4.00%, 03/01/29	600	697
4.70%, 03/01/49	4,500	5,902
Bristol-Myers Squibb Company
3.20%, 06/15/26	2,300	2,591
3.40%, 07/26/29	1,300	1,509
4.35%, 11/15/47	200	264
4.55%, 02/20/48	100	135
Centene Corporation
4.25%, 12/15/27	600	628
Cigna Holding Company
3.40%, 09/17/21	1,997	2,055
CommonSpirit Health
2.76%, 10/01/24	500	524
Community Health Systems, Inc.
6.25%, 03/31/23	400	391
8.63%, 01/15/24 (a)	1,100	1,094
CVS Health Corporation
4.30%, 03/25/28	8,200	9,590
3.25%, 08/15/29	1,600	1,770
7.51%, 01/10/32 (a)	48	60
2.70%, 08/21/40	300	287
DaVita Inc.
4.63%, 06/01/30 (a)	900	921
Fresenius Medical Care
4.75%, 10/15/24 (a)	700	772
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/31 (a)	200	198
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	200	308
HCA Inc.
5.25%, 06/15/26	300	350
4.50%, 02/15/27	2,116	2,378
5.50%, 06/15/47	900	1,111
Humana Inc.
3.95%, 08/15/49	400	473
Laboratory Corporation of America Holdings
3.60%, 02/01/25	900	998
Medtronic, Inc.
3.50%, 03/15/25	112	126
Merck & Co., Inc.
2.75%, 02/10/25	300	326
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (a)	900	925
Mylan N.V.
3.95%, 06/15/26	2,700	3,034
Perrigo Finance Unlimited Company
3.15%, 06/15/30 (g)	1,100	1,142
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	1,400	1,366
Royalty Pharma PLC
1.20%, 09/02/25 (a)	2,000	1,994
Stryker Corporation
1.15%, 06/15/25	1,500	1,516
3.50%, 03/15/26	475	535
2.90%, 06/15/50	300	306
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	3,600	3,661
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	389	386
Thermo Fisher Scientific Inc.
2.60%, 10/01/29	1,100	1,193
UnitedHealth Group Incorporated
2.00%, 05/15/30	4,100	4,284
3.50%, 08/15/39	800	918
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/23	900	960
3.55%, 04/01/25	900	995
Zoetis Inc.
4.50%, 11/13/25	200	234
3.00%, 09/12/27	300	331
		73,385
Information Technology 4.1%
Apple Inc.
2.20%, 09/11/29	1,500	1,611
2.65%, 05/11/50	5,800	6,017
Arrow Electronics, Inc.
3.25%, 09/08/24	600	644
Broadcom Inc.
4.25%, 04/15/26	1,100	1,239
3.46%, 09/15/26	416	456
3.88%, 01/15/27	1,700	1,882
4.11%, 09/15/28	1,790	2,002
5.00%, 04/15/30	800	944
4.15%, 11/15/30	5,500	6,154
4.30%, 11/15/32	2,900	3,316
Citrix Systems, Inc.
3.30%, 03/01/30	1,800	1,912

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Dell International L.L.C.
4.00%, 07/15/24 (a) (g)	1,200	1,297
4.90%, 10/01/26 (a) (g)	400	451
Equifax Inc.
2.60%, 12/15/25	600	642
Fiserv, Inc.
3.20%, 07/01/26	3,000	3,333
3.50%, 07/01/29	2,600	2,960
Flex Ltd.
5.00%, 02/15/23	100	108
4.75%, 06/15/25	1,400	1,575
4.88%, 06/15/29 - 05/12/30	700	804
Global Payments Inc.
2.90%, 05/15/30	700	749
4.15%, 08/15/49	500	582
Infor, Inc.
1.75%, 07/15/25 (a)	800	823
KLA Corporation
4.10%, 03/15/29	900	1,078
Leidos, Inc.
4.38%, 05/15/30 (a)	300	351
Marvell Technology Group Ltd
4.20%, 06/22/23	500	539
Microchip Technology Incorporated
3.92%, 06/01/21	1,100	1,122
Micron Technology, Inc.
4.64%, 02/06/24	800	889
4.19%, 02/15/27	2,950	3,350
Microsoft Corporation
3.50%, 02/12/35	400	491
Motorola Solutions, Inc.
4.60%, 05/23/29	1,300	1,534
2.30%, 11/15/30	1,400	1,389
NetApp, Inc.
2.70%, 06/22/30	150	155
NXP B.V.
3.88%, 09/01/22 (a)	700	736
4.88%, 03/01/24 (a)	200	224
2.70%, 05/01/25 (a)	1,300	1,375
3.40%, 05/01/30 (a)	2,400	2,624
Oracle Corporation
4.30%, 07/08/34	200	250
4.00%, 07/15/46 - 11/15/47	1,300	1,535
3.60%, 04/01/50	900	1,004
Paypal Holdings, Inc.
3.25%, 06/01/50	1,100	1,215
QualityTech, LP
4.75%, 11/15/25 (a)	100	104
Seagate HDD Cayman
4.13%, 01/15/31 (a)	1,200	1,298
ServiceNow, Inc.
1.40%, 09/01/30	1,200	1,170
Sunny Optical Technology (Group) Company Limited
3.75%, 01/23/23 (e)	1,400	1,456
Thomson Reuters Corporation
3.35%, 05/15/26	700	769
VMware, Inc.
4.50%, 05/15/25 (g)	1,800	2,036
3.90%, 08/21/27	1,800	2,006
4.70%, 05/15/30 (g)	3,100	3,659
Western Digital Corporation
4.75%, 02/15/26 (b)	500	541
		72,401
Consumer Staples 0.8%
Adecoagro S.A.
6.00%, 09/21/27 (e)	200	196
BAT Capital Corp.
3.56%, 08/15/27	400	431
Campbell Soup Company
3.65%, 03/15/23	286	306
2.38%, 04/24/30	600	623
China Mengniu Dairy Company Limited
2.50%, 06/17/30 (e)	900	894
Conagra Brands, Inc.
4.60%, 11/01/25	1,200	1,392
Constellation Brands, Inc.
4.75%, 12/01/25	1,050	1,242
3.70%, 12/06/26	100	114
2.88%, 05/01/30	100	108
Diageo Capital PLC
2.00%, 04/29/30	1,800	1,856
General Mills, Inc.
4.55%, 04/17/38	100	127
Kraft Heinz Foods Company
1.06%, (3M USD LIBOR + 0.82%), 08/10/22 (c)	1,400	1,386
3.95%, 07/15/25	2,200	2,389
Mondelez International, Inc.
2.63%, 09/04/50	700	672
Suntory Holdings Limited
2.25%, 10/16/24 (a)	1,300	1,358
Sysco Corporation
5.65%, 04/01/25 (g)	1,100	1,300
Tesco PLC
6.13%, 02/24/22, GBP	50	69
The Coca-Cola Company
2.50%, 06/01/40	200	210
The J. M. Smucker Company
3.50%, 03/15/25	100	112
		14,785
Materials 0.7%
Amcor Finance (USA), Inc.
3.63%, 04/28/26	400	444
Boise Cascade Company
4.88%, 07/01/30 (a)	300	322
Colonial Enterprises, Inc.
3.25%, 05/15/30 (a)	500	560
Crown Americas LLC
4.75%, 02/01/26	100	104
CSN Islands XII Corp
6.75%, 01/28/28 (a)	500	484
Georgia-Pacific LLC
2.10%, 04/30/27 (a)	900	945
Graphic Packaging International, LLC
4.75%, 04/15/21	50	50
Huntsman International LLC
4.50%, 05/01/29	400	450
Industrias Peñoles , S.A.B. de C.V.
4.15%, 09/12/29 (a)	200	216
Joint Stock Company "Alrosa" (Public Stock Society)
4.65%, 04/09/24 (a)	900	960
Newcrest Finance Pty Limited
5.75%, 11/15/41 (a)	100	135
4.20%, 05/13/50 (a)	200	233
Nutrition & Biosciences, Inc.
3.47%, 12/01/50 (a)	2,300	2,306
Packaging Corporation of America
4.05%, 12/15/49 (b)	600	711
Steel Dynamics, Inc.
2.80%, 12/15/24	700	739
Unigel Luxembourg SA
8.75%, 10/01/26 (a)	600	579
Vale Overseas Ltd
6.25%, 08/10/26	1,500	1,774
Westlake Chemical Corporation
3.60%, 07/15/22	30	31
Westrock Company, Inc.
4.00%, 03/15/28	381	441
WestRock RKT, LLC
4.90%, 03/01/22	30	32
WRKCo Inc.
3.90%, 06/01/28	400	455
Yara International ASA
3.80%, 06/06/26 (a)	300	334
4.75%, 06/01/28 (a)	300	351

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
3.15%, 06/04/30 (a)	400	427
		13,083
Total Corporate Bonds And Notes (cost $1,283,265)		1,333,036
GOVERNMENT AND AGENCY OBLIGATIONS 20.9%
U.S. Treasury Bond 8.7%
Treasury, United States Department of
3.50%, 02/15/39	814	1,142
Principal Only, 0.00%, 08/15/44 - 05/15/45 (h)	50	35
2.50%, 02/15/46 - 05/15/46	7,532	9,302
2.88%, 11/15/46	182	241
3.13%, 05/15/48	2,956	4,109
2.88%, 05/15/49 (k)	3,550	4,753
2.25%, 08/15/49	42,580	50,637
2.38%, 11/15/49	32,900	40,169
2.00%, 02/15/50	22,100	24,994
1.25%, 05/15/50	19,491	18,468
		153,850
Mortgage-Backed Securities 7.3%
Federal Home Loan Mortgage Corporation
4.50%, 09/01/48 - 04/01/49	1,622	1,753
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	393	419
TBA, 4.50%, 10/15/46 (l)	6,600	7,140
TBA, 3.00%, 11/15/47 (l)	18,400	19,280
TBA, 3.50%, 11/15/47 (l)	38,670	40,816
TBA, 4.00%, 11/15/47 (l)	5,000	5,338
TBA, 2.50%, 11/15/47 - 12/15/47 (l)	33,200	34,764
4.50%, 08/01/48 - 01/01/49	969	1,056
4.00%, 03/01/49 - 05/01/50	6,970	7,425
TBA, 2.00%, 12/15/50 (l) (m)	9,800	10,093
		128,084
U.S. Treasury Note 3.5%
Treasury, United States Department of
1.50%, 02/15/30	39,582	42,693
0.63%, 08/15/30	19,935	19,820
		62,513
Sovereign 1.1%
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 (e)	400	410
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (a)	13,800	5,093
6.35%, 08/12/28, PEN (a)	5,000	1,671
6.95%, 08/12/31, PEN (a)	2,400	819
5.40%, 08/12/34, PEN (a)	300	88
5.35%, 08/12/40, PEN (a)	700	193
Export-Import Bank of India
1.25%, (3M USD LIBOR + 1.02%), 03/28/22 (c)	600	599
3.25%, 01/15/30 (a)	600	606
Kuwait, Government of
3.50%, 03/20/27 (a)	1,300	1,459
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (a)	1,400	1,500
3.75%, 04/16/30 (a)	2,900	3,343
Presidencia De La Nacion
26.41%, (BADLAR + 2.00%), 04/03/22, ARS (c)	230	2
1.00%, 07/09/29	30	14
0.13%, 07/09/30 - 07/09/41 (i)	1,391	548
Saudi Arabia, Kingdom of
4.00%, 04/17/25 (e)	900	999
3.25%, 10/26/26 (e)	800	869
The Export-Import Bank of China
3.63%, 07/31/24 (a)	500	545
The Republic of Indonesia, The Government of
2.88%, 07/08/21, EUR (a)	100	119
		18,877
Municipal 0.2%
Florida Department of Management Services
1.71%, 07/01/27	3,300	3,348
U.S. Treasury Inflation Indexed Securities 0.1%
Treasury, United States Department of
0.13%, 01/15/22 (n)	572	581
0.38%, 01/15/27 (n)	322	354
0.50%, 01/15/28 (n)	714	801
		1,736
Total Government And Agency Obligations (cost $351,600)		368,408
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.1%
Air Canada
Series 2013-A-1, 4.13%, 05/15/25	69	62
Series 2015-A-1, 3.60%, 03/15/27	153	144
Series 2017-A-1, 3.55%, 01/15/30	1,526	1,261
Alaska Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27	1,100	1,149
Alternative Loan Trust
Series 2005-2A1-27, REMIC, 2.37%, (12M US Federal Reserve Cumulative Average CMT + 1.35%), 08/25/35 (c)	85	72
Alternative Loan Trust 2005-43
Series 2005-A6-25T1, REMIC, 5.75%, 07/25/35	2,449	2,121
Series 2005-A14-46CB, REMIC, 5.50%, 10/25/35	2,253	2,163
Alternative Loan Trust 2006-15CB
Series 2006-1A11-23CB, REMIC, 6.00%, 08/25/36	1,605	1,642
Alternative Loan Trust 2006-43CB
Series 2006-1A10-43CB, REMIC, 6.00%, 02/25/37	676	518
Alternative Loan Trust 2006-9T1
Series 2005-A4-86CB, REMIC, 5.50%, 02/25/36	4,523	3,768
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	226	185
Series 2015-AA-2, 3.60%, 09/22/27	787	748
Series 2016-AA-2, 3.20%, 06/15/28	998	938
Series 2017-AA-2, 3.35%, 10/15/29	1,784	1,659
Series 2017-A-2, 3.60%, 10/15/29	535	425
American Home Mortgage Assets Trust
Series 2006-2A11-3, REMIC, 2.11%, (12M US Federal Reserve Cumulative Average CMT + 0.94%), 10/25/46 (c) (i)	448	361
Banc of America Alternative Loan Trust
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	26	26
Banc of America Mortgage 2006-B Trust
Series 2006-4A2-B, REMIC, 3.73%, 11/20/36 (c)	3,141	2,859
Bear Stearns ALT-A Trust
Series 2005-2A3-2, REMIC, 3.55%, 04/25/35 (c)	581	566
Bear Stearns ARM Trust 2005-6
Series 2005-2A2-3, REMIC, 3.78%, 06/25/35 (c)	726	687
Bear Stearns ARM Trust 2006-2
Series 2006-4A1-2, REMIC, 3.62%, 07/25/36 (c)	1,021	920
Bear Stearns Asset Backed Securities I Trust
Series 2006-1A3-HE9, REMIC, 0.41%, (1M USD LIBOR + 0.23%), 11/25/36 (c) (i)	1,000	808
British Airways PLC
Series 2013-A-1, 4.63%, 06/20/24	524	498
C-BASS Trust
Series 2007-AF4-CB1, REMIC, 3.43%, 01/25/37 (i)	669	283
Centex LLC
Series 2004-MV1-D, REMIC, 1.08%, (1M USD LIBOR + 0.93%), 09/25/34 (c)	30	28
CHL Mortgage Pass-Through Trust
Series 2007-A2-13, 6.00%, 08/25/37	822	652
Citigtoup Mortgage Loan Trust
Series 2007-A2B-AHL1, REMIC, 0.29%, (1M USD LIBOR + 0.14%), 12/25/36 (c)	61	60
Series 2007-3A3A-10, REMIC, 4.12%, 09/25/37 (c)	5	5
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 0.57%, (1M USD LIBOR + 0.42%), 11/25/34 (c)	885	768
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, 3.51%, 04/25/22	272	270

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
CVS Health Corporation
Series 2013-PTC, 4.70%, 01/10/36 (a)	797	891
CWABS Asset-Backed Certificates Trust
Series 2006-1A-24, REMIC, 0.29%, (1M USD LIBOR + 0.14%), 07/25/35 (c)	79	70
Series 2007-1A1-12, REMIC, 0.89%, (1M USD LIBOR + 0.74%), 06/25/37 (c) (i)	990	946
CWABS, Inc.
Series 2004-M1-4, REMIC, 0.90%, (1M USD LIBOR + 0.72%), 07/25/34 (c)	46	44
Series 2004-M1-5, REMIC, 1.00%, (1M USD LIBOR + 0.86%), 08/25/34 (c)	13	13
Series 2005-1A-AB4, REMIC, 0.63%, (1M USD LIBOR + 0.48%), 03/25/36 (c)	29	26
DC Office Trust
Series 2019-A-MTC, 2.97%, 10/15/29	2,250	2,462
Delta Air Lines, Inc.
Series 2020-1, 2.00%, 06/10/28	1,000	960
Doric Nimrod Air Alpha Pass-Through Trust
Series 2013-1A, 5.25%, 05/30/23	181	159
First Franklin Mortgage Loan Trust Asset-Backed Certificates
Series 2004-M3-FF8, REMIC, 1.57%, (1M USD LIBOR + 1.43%), 10/25/34 (c)	1,027	852
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 0.66%, (1M USD LIBOR + 0.26%), 01/25/36 (c) (i)	717	659
GSAMP Trust
Series 2006-A1-FM2, REMIC, 0.29%, (1M USD LIBOR + 0.14%), 09/25/36 (c) (i)	3,092	1,409
GTP Acquisition Partners I, LLC
Series 2015-A-2, 3.48%, 06/16/25	300	322
HarborView Mortgage Loan Trust
Series 2006-1A1A-12, REMIC, 0.36%, (1M USD LIBOR + 0.21%), 12/19/36 (c) (i)	514	445
HomeBanc Mortgage Trust
Series 2005-A1-4, REMIC, 0.69%, (1M USD LIBOR + 0.54%), 10/25/35 (c)	5	5
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 0.51%, (1M USD LIBOR + 0.36%), 12/25/35 (c)	100	97
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 0.63%, (1M USD LIBOR + 0.48%), 07/25/35 (c) (i)	431	401
J.P. Morgan Mortgage Acquisition Trust
Series 2006-M1-NC2, REMIC, 0.42%, (1M USD LIBOR + 0.27%), 07/25/36 (c)	300	270
Series 2006-AF3-CW2, REMIC, 5.78%, 08/25/36 (i)	1,264	950
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	296	287
Series 2020-1A-1, 4.00%, 11/15/32	2,900	2,982
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, 3.75%, 04/25/21 (i)	2,048	2,042
Lehman ABS Corporation
Series 2004-M1-HE6, REMIC, 1.09%, (1M USD LIBOR + 0.95%), 09/25/34 (c)	32	31
Long Beach Mortgage Loan Trust
Series 2006-2A3-8, REMIC, 0.31%, (1M USD LIBOR + 0.16%), 09/25/36 (c) (i)	1,093	432
MASTR Asset Backed Securities Trust
Series 2005-M1-NC1, REMIC, 0.87%, (1M USD LIBOR + 0.72%), 12/25/34 (c) (i)	998	895
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 0.90%, (1M USD LIBOR + 0.75%), 09/25/35 (c) (i)	754	708
Morgan Stanley Home Equity Loan Trust
Series 2007-A1-2, REMIC, 0.25%, (1M USD LIBOR + 0.10%), 04/25/37 (c)	12	7
MortgageIT Mortgage Loan Trust
Series 2006-1A2-1, REMIC, 0.55%, (1M USD LIBOR + 0.40%), 04/25/36 (c) (i)	522	395
New Century Home Equity Loan Trust
Series 2005-M2-D, REMIC, 0.62%, (1M USD LIBOR + 0.47%), 02/25/36 (c) (i)	300	234
Series 2006-A2B-2, REMIC, 0.31%, (1M USD LIBOR + 0.16%), 08/25/36 (c) (i)	524	504
New Residential Mortgage Loan Trust
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (c)	816	873
Northwest Airlines, LLC
Series 2002-G-2-1, 6.26%, 05/20/23	13	13
Park Place Securities, Inc.
Series 2004-M2-WHQ1, REMIC, 1.14%, (1M USD LIBOR + 0.99%), 09/25/34 (c)	36	35
Renaissance Home Equity Loan Trust
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (i)	159	88
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	52	51
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	57	52
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 0.61%, (1M USD LIBOR + 0.46%), 12/25/35 (c)	186	159
Residential Asset Securities Corporation
Series 2006-AI3-KS9, REMIC, 0.31%, (1M USD LIBOR + 0.16%), 09/25/36 (c)	68	71
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25	390	355
Spirit Airlines
Series 2015-A-1, 4.10%, 04/01/28	732	655
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24	258	218
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 4.69%, 08/25/35	6	6
United Airlines Pass Through Trust
Series 2014-A-2, 3.75%, 09/03/26	72	66
Series 2016-A-2, 3.10%, 10/07/28	434	360
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	4,500	4,208
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	1,103	1,059
US Airways, Inc.
Series 2013-B-1, 5.38%, 11/15/21	104	85
Series 2013-A-1, 3.95%, 11/15/25	555	452
Consumer Discretionary 0.0%
Delta Air Lines, Inc.
Series 2007-A-1, 6.82%, 08/10/22	330	327
Total Non-U.S. Government Agency Asset-Backed Securities (cost $53,475)		54,277
SENIOR FLOATING RATE INSTRUMENTS 1.5%
Communication Services 0.4%
Ancestry.com Operations Inc.
2019 Extended Term Loan B, 4.41%, (1M USD LIBOR + 4.25%), 08/15/26 (c)	496	495
Cablevision Lightpath LLC
Term Loan B, 0.00%, (3M USD LIBOR + 3.25%), 09/15/27 (c) (o)	1,100	1,093
Charter Communications Operating, LLC
2019 Term Loan B2, 1.91%, (1M USD LIBOR + 1.75%), 02/01/27 (c)	1,064	1,038
CSC Holdings LLC
2019 Term Loan B5, 2.65%, (1M USD LIBOR + 2.50%), 04/15/27 (c)	295	285
Diamond Sports Group, LLC
Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 08/24/26 (c)	99	76
E.W. Scripps Company (The)
2019 Term Loan B2, 2.65%, (1M USD LIBOR + 2.50%), 05/01/26 (c)	99	96
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 0.00%, (3M USD LIBOR + 5.50%), 07/28/21 (c) (o)	66	67
2020 DIP Term Loan, 3.60%, (3M USD LIBOR + 5.50%), 07/28/21 (c)	66	67
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (c)	600	602
Level 3 Financing Inc.
2019 Term Loan B, 1.90%, (1M USD LIBOR + 1.75%), 03/01/27 (c)	1,484	1,436
T-Mobile USA, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 04/01/27 (c)	1,895	1,892

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Univision Communications Inc.
Term Loan C5, 3.75%, (1M USD LIBOR + 2.75%), 03/15/24 (c)	88	84
		7,231
Consumer Discretionary 0.3%
Aramark Services, Inc.
2018 Term Loan B3, 1.90%, (1M USD LIBOR + 1.75%), 03/01/25 (c)	233	222
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 12/23/24 (c)	681	636
2020 Term Loan B1, 4.65%, (1M USD LIBOR + 4.50%), 06/19/25 (c)	400	387
2020 Term Loan B1, 4.77%, (3M USD LIBOR + 4.50%), 06/19/25 (c)	200	193
Carnival Corporation
Term Loan, 0.00%, (3M EURIBOR + 7.50%), 06/26/25, EUR (c) (o)	1,000	1,157
USD Term Loan B, 8.50%, (1M USD LIBOR + 7.50%), 06/29/25 (c)	698	705
Core & Main LP
2017 Term Loan B, 3.75%, (6M USD LIBOR + 2.75%), 07/19/24 - 08/01/24 (c)	303	296
2017 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 07/19/24 (c)	197	193
Delta Air Lines, Inc.
2020 Term Loan B, 5.75%, (3M USD LIBOR + 4.75%), 04/27/23 (c)	1,197	1,194
Diamond Resorts Corporation
2020 Term Loan, 4.75%, (3M USD LIBOR + 3.75%), 09/02/23 (c)	392	347
		5,330
Health Care 0.2%
Elanco Animal Health Incorporated
Term Loan B, 1.91%, (1M USD LIBOR + 1.75%), 02/04/27 (c)	2,637	2,560
HCA Inc.
2018 Term Loan B13, 1.91%, (3M USD LIBOR + 1.75%), 03/13/25 (c)	293	291
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.41%, (1M USD LIBOR + 3.25%), 06/01/25 (c)	276	264
Parexel International Corporation
Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 08/06/24 (c)	199	191
Sotera Health Holdings, LLC
2019 Term Loan, 5.50%, (3M USD LIBOR + 4.50%), 11/19/26 (c)	199	198
U.S. Renal Care, Inc.
2019 Term Loan B, 5.15%, (1M USD LIBOR + 5.00%), 06/12/26 (c)	396	385
		3,889
Financials 0.2%
Citadel Securities LP
2020 Term Loan B, 2.91%, (1M USD LIBOR + 2.75%), 02/27/26 (c)	893	887
Delos Finance Sarl
2020 Term Loan, 2.06%, (3M USD LIBOR + 1.75%), 10/06/23 (c)	210	205
Fortress Investment Group LLC
2019 Term Loan B, 2.16%, (3M USD LIBOR + 2.00%), 12/27/22 (c)	147	146
Jefferies Finance LLC
2018 Term Loan B, 0.00%, (3M USD LIBOR + 3.25%), 05/22/26 (c) (o)	400	409
2018 Term Loan B, 3.44%, (3M USD LIBOR + 3.25%), 05/22/26 (c)	1,482	1,419
RPI Intermediate Finance Trust
2020 Term Loan B1, 1.91%, (1M USD LIBOR + 1.75%), 02/07/27 (c)	80	80
		3,146
Industrials 0.2%
AI Convoy (Luxembourg) S.A.R.L
USD Term Loan B, 4.65%, (6M USD LIBOR + 3.50%), 01/20/27 (c)	399	396
NCI Building Systems, Inc.
2018 Term Loan , 3.90%, (1M USD LIBOR + 3.75%), 04/12/25 (c)	1,680	1,646
Sequa Mezzanine Holdings L.L.C.
Term Loan, 7.75%, (3M USD LIBOR + 6.75%), 11/28/23 (c)	194	184
		2,226
Materials 0.1%
CPG International Inc.
2017 Term Loan, 4.75%, (3M USD LIBOR + 3.75%), 05/03/24 (c)	395	393
Innophos, Inc.
2018 Term Loan B, 3.91%, (3M USD LIBOR + 3.75%), 02/04/27 (c)	1,592	1,576
W.R. Grace & Co.
Term Loan, 2.06%, (3M USD LIBOR + 1.75%), 02/23/25 (c)	98	95
		2,064
Information Technology 0.1%
Dell International LLC
2019 Term Loan B, 2.75%, (1M USD LIBOR + 2.00%), 09/11/25 (c)	513	510
MH Sub I, LLC
2017 1st Lien Term Loan, 4.57%, (1M USD LIBOR + 3.50%), 08/09/24 (c)	970	942
		1,452
Total Senior Floating Rate Instruments (cost $25,532)		25,338
PREFERRED STOCKS 0.0%
Financials 0.0%
CoBank, ACB, 6.20%, (callable at 100 beginning 01/01/25) (d)	3	311
Real Estate 0.0%
VEREIT, Inc., 6.70%, (callable at 25 beginning 11/09/20) (d)	1	19
Total Preferred Stocks (cost $317)		330
WARRANTS 0.0%
Stearns Holdings LLC (p) (q)	35	—
Total Warrants (cost $0)		—
OTHER EQUITY INTERESTS 0.0%
Pacific Gas And Electric Company (p) (q) (r)	100	—
Pacific Gas And Electric Company (p) (q) (r)	400	—
Financials 0.0%
Stearns Holdings, LLC (p) (q) (r)	482	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 6.0%
U.S. Treasury Bill 4.5%
Treasury, United States Department of
0.10%, 10/22/20 (k) (s)	9,400	9,400
0.11%, 11/19/20 - 12/03/20 (k) (s)	54,150	54,143
0.10%, 01/05/21 (s)	11,000	10,997
0.09%, 01/21/21 (s)	4,500	4,499
		79,039
Discount Notes 1.0%
Federal Home Loan Banks Office of Finance
0.11%, 10/23/20 (s) (t)	18,100	18,099
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (u) (v)	8,953	8,953
Total Short Term Investments (cost $106,089)		106,091
Total Investments 107.1% (cost $1,820,278)		1,887,480
Other Derivative Instruments (0.0)%		(284)
Other Assets and Liabilities, Net (7.1)%		(124,195)
Total Net Assets 100.0%		1,763,001

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $374,465 and 21.2% of the Fund.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Convertible security.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) All or a portion of the security is pledged or segregated as collateral.

(l) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2020, the total payable for investments purchased on a delayed delivery basis was $117,382.

(m) All or a portion of the security is subject to a written call option.

(n) Treasury inflation indexed note, par amount is adjusted for inflation.

(o) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Non-income producing security.

(q) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(r) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(s) The coupon rate represents the yield to maturity.

(t) The security is a direct debt of the agency and not collateralized by mortgages.

(u) Investment in affiliate.

(v) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
21Vianet Group, Inc., 7.88%, 10/15/21	10/25/19	507	510	—
Adani Transmission Limited, 4.00%, 08/03/26	01/02/20	514	516	—
Adecoagro S.A., 6.00%, 09/21/27	09/14/17	200	196	—
Banco Bilbao Vizcaya Argentaria, S.A., 5.88%, callable at 100 beginning 09/24/23	02/04/19	663	691	—
Banco do Brasil S.A, 4.75%, 03/20/24	01/13/20	210	210	—
Banco Votorantim S.A., 4.50%, 09/24/24	12/16/19	1,023	1,032	0.1
Barclays PLC, 7.88%, callable at 100 beginning 03/15/22	12/10/19	2,314	2,266	0.1
Barclays PLC, 1.88%, 03/23/21	10/18/19	225	237	—
BBVA Bancomer, S.A., 6.75%, 09/30/22	12/18/19	351	354	—
BBVA Bancomer, S.A., 5.13%, 01/18/33	01/11/18	597	578	—
Cabinet of Ministers of Ukraine, 7.75%, 09/01/22	11/05/19	419	410	—
China Construction Bank (New Zealand) Limited, 0.98%, 12/20/21	12/19/19	498	500	—
China Mengniu Dairy Company Limited, 2.50%, 06/17/30	09/25/20	896	894	0.1
CNOOC Curtis Funding No.1 Pty Ltd, 4.50%, 10/03/23	08/04/17	1,145	1,206	0.1
Cooperatieve Rabobank U.A., 6.63%, callable at 100 beginning 06/29/21	08/19/16	2,059	2,173	0.1
Credit Suisse Group AG, 6.50%, 08/08/23	03/19/15	316	340	—
Digital Stout Holding, LLC, 3.75%, 10/17/30	10/28/19	428	457	—
Gaz Capital S.A., 6.51%, 03/07/22	03/01/19	515	532	—
Gaz Capital S.A., 2.95%, 01/24/24	02/28/19	1,843	1,950	0.1
Gaz Capital S.A., 2.25%, 11/22/24	03/13/19	225	239	—
Gaz Capital S.A., 4.95%, 03/23/27	09/18/18	573	667	—
Goodman HK Finance, 4.38%, 06/19/24	06/25/20	319	324	—
GPN Capital S.A., 4.38%, 09/19/22	03/22/19	300	313	—
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	579	547	—
Greenko Dutch B.V., 4.88%, 07/24/22	10/25/19	301	298	—
Greenko Dutch B.V., 5.25%, 07/24/24	09/19/19	401	407	—
Greenland Global Investment Ltd., 6.25%, 12/16/22	08/18/20	913	895	0.1
HSBC Holdings PLC, 4.75%, callable at 100 beginning 07/04/29	01/13/20	986	924	0.1
IHO Verwaltungs GmbH, 3.88%, 05/15/27	05/22/19	440	469	—
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch, 0.98%, 12/21/21	12/19/19	798	800	0.1
Intesa Sanpaolo S.p.A., 7.75%, callable at 100 beginning 01/11/27	02/21/20	807	790	0.1
Kaisa Group Holdings Ltd., 6.75%, 02/18/21	08/14/20	201	200	—
Kaisa Group Holdings Ltd., 7.88%, 06/30/21	02/25/20	908	895	0.1
Kaisa Group Holdings Ltd., 8.50%, 06/30/22	02/12/20	808	782	0.1
KWG Group Holdings Limited, 6.00%, 09/15/22	06/09/20	400	403	—
Lloyds Banking Group PLC, 7.63%, callable at 100 beginning 06/27/23	09/27/16	1,297	1,337	0.1
New Metro Global Limited, 6.50%, 04/23/21	02/07/20	1,306	1,306	0.1
Novatek Finance Designated Activity Company, 4.42%, 12/13/22	02/27/19	507	526	—
NTT Finance Corporation, 1.90%, 07/21/21	12/11/19	2,046	2,073	0.1
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	01/10/17	28	22	—
Odebrecht Offshore Drilling Finance Ltd., 7.72%, 12/01/26	01/10/17	89	16	—
Rio Oil Finance Trust, 9.25%, 07/06/24	07/26/16	288	332	—
Ronshine China Holdings Limited, 11.25%, 08/22/21	12/10/19	517	516	—
Ronshine China Holdings Limited, 8.75%, 10/25/22	01/21/20	831	813	0.1
Santander UK Group Holdings PLC, 7.38%, callable at 100 beginning 06/24/22	09/28/16	381	395	—
Saudi Arabia, Kingdom of, 4.00%, 04/17/25	04/10/18	894	999	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	10/19/16	793	869	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
SB Capital S.A., 6.13%, 02/07/22	04/17/19	1,543	1,578	0.1
SB Capital S.A., 5.13%, 10/29/22	09/19/19	3,240	3,251	0.2
SB Capital S.A., 5.25%, 05/23/23	09/19/19	208	212	—
Seazen Group Limited, 7.50%, 01/22/21	02/07/20	2,010	2,005	0.1
SF Holding Investment Limited, 2.88%, 02/20/30	09/25/20	838	837	0.1
Shriram Transport Finance Company Limited, 5.95%, 10/24/22	11/01/19	907	852	0.1
State Bank of India, 3.25%, 01/24/22	07/17/17	701	711	—
Stichting AK Rabobank Certificaten II, 0.00%	01/17/17	736	836	0.1
Sunac China Holdings Limited, 8.38%, 01/15/21	03/01/19	703	704	—
Sunac China Holdings Limited, 7.88%, 02/15/22	02/10/20	618	606	—
Sunny Optical Technology (Group) Company Limited, 3.75%, 01/23/23	12/09/19	1,426	1,456	0.1
Tencent Holdings Limited, 2.39%, 06/03/30	09/29/20	510	510	—
Tesco Property Finance 5 PLC, 5.66%, 10/13/41	01/31/17	723	1,009	0.1
The Royal Bank of Scotland Group Public Limited Company, 1.75%, 03/02/26	06/04/19	678	726	—
Times China Holdings Limited, 7.63%, 02/21/22	12/10/19	407	406	—
UBS AG, 5.13%, 05/15/24	01/15/20	963	992	0.1
UBS AG, 4.75%, 02/12/26	08/27/19	451	474	—
UBS Group AG, 7.13%, callable at 100 beginning 08/10/21	01/28/20	2,381	2,357	0.1
UniCredit S.p.A., 7.50%, callable at 100 beginning 06/03/26	01/27/20	1,797	1,772	0.1
Vanke Real Estate (Hong Kong) Company Limited, 4.20%, 06/07/24	08/22/19	828	859	0.1
Virgin Money UK PLC, 4.00%, 09/03/27	02/06/20	1,257	1,197	0.1
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung, 2.13%, 04/04/22	02/04/19	813	844	0.1
		56,397	57,403	3.3

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	241	December 2020		33,619	(60)	7
United States 5 Year Note	927	January 2021		116,802	(94)	29
United States Ultra Bond	81	December 2020		18,043	(162)	(76)
					(316)	(40)
Short Contracts
Euro Bund	(26)	December 2020	EUR	(4,524)	3	(16)
United States 2 Year Note	(39)	January 2021		(8,615)	—	(2)
					3	(18)

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M Canada Bankers Acceptance (Q)	Paying	1.22	(S)	03/03/25	CAD	10,500	(3)	(5)
3M Canada Bankers Acceptance (Q)	Paying	1.24	(S)	03/04/25	CAD	4,700	(1)	(2)
3M Canada Bankers Acceptance (Q)	Paying	1.90	(S)	12/18/29	CAD	1,900	(2)	(1)
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.00	(S)	09/20/24	JPY	127,500	—	—
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	146,700	—	—
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	132,800	(1)	—
6M BUBOR (S)	Paying	1.00	(A)	09/19/23	HUF	297,000	1	(7)
6M BUBOR (S)	Paying	1.25	(A)	09/19/23	HUF	906,900	2	(20)
6M EURIBOR (S)	Receiving	0.25	(A)	12/15/30	EUR	5,600	4	(15)
6M EURIBOR (S)	Receiving	0.60	(A)	12/15/50	EUR	500	2	(7)
7-Day China Fixing Repo Rate (Q)	Paying	2.64	(Q)	07/15/25	CNY	20,400	(6)	10
7-Day China Fixing Repo Rate (Q)	Paying	2.62	(Q)	07/16/25	CNY	15,400	(5)	7
7-Day China Fixing Repo Rate (Q)	Paying	2.61	(Q)	08/04/25	CNY	5,100	(1)	2
7-Day China Fixing Repo Rate (Q)	Paying	2.61	(Q)	08/07/25	CNY	6,000	(2)	3
7-Day China Fixing Repo Rate (Q)	Paying	2.63	(Q)	08/07/25	CNY	6,000	(2)	3
7-Day China Fixing Repo Rate (Q)	Paying	2.63	(Q)	08/10/25	CNY	5,800	(1)	3
7-Day China Fixing Repo Rate (Q)	Paying	2.65	(Q)	08/21/25	CNY	5,200	(2)	2
Sterling Overnight Index Average Rate (M)	Receiving	0.50	(A)	12/16/30	GBP	11,400	47	31
Sterling Overnight Index Average Rate (A)	Receiving	0.50	(A)	12/16/50	GBP	1,700	21	10
Sterling Overnight Index Average Rate (A)	Paying	0.50	(A)	12/16/25	GBP	300	(1)	—
							50	14

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Newell Brands Inc. (Q)	1.00	06/20/23	1,300	(8)	2	1

Credit default swap agreements - sell protection
Anadarko Petroleum Corporation (Q)	1.00	06/20/21	(100)	(2)	—	1
Anadarko Petroleum Corporation (Q)	1.00	12/20/21	(400)	(20)	2	2
Anadarko Petroleum Corporation (Q)	1.00	06/20/22	(700)	(57)	2	—
AT&T Inc. (Q)	1.00	12/20/20	(7,500)	11	—	(3)
AT&T Inc. (Q)	1.00	12/20/24	(5,500)	65	3	(4)
Berkshire Hathaway Inc. (Q)	1.00	12/20/20	(200)	—	—	—
Berkshire Hathaway Inc. (Q)	1.00	06/20/21	(500)	3	—	—
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(900)	17	—	(1)
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(5,600)	107	—	(6)
British Telecommunications Public Limited Company (Q)	1.00	12/20/24	(700)	6	1	—
Canadian Natural Resources Limited (Q)	1.00	06/20/22	(200)	2	—	—
CDX.NA.IG.33 (Q)	1.00	12/20/29	(394,400)	(5,453)	368	(5,127)
D.R. Horton, Inc. (Q)	1.00	03/20/21	(100)	—	—	—
Daimler AG (Q)	1.00	12/20/20	(400)	1	—	—
Enbridge Inc. (Q)	1.00	12/20/21	(100)	1	—	—
Enbridge Inc. (Q)	1.00	06/20/22	(50)	—	—	—
Ford Motor Company (Q)	5.00	12/20/21	(100)	3	—	(1)
Ford Motor Company (Q)	5.00	06/20/23	(700)	29	—	(8)
General Electric Company (Q)	1.00	06/20/24	(300)	(3)	—	2
General Electric Company (Q)	1.00	12/20/24	(1,000)	(17)	—	5
Goldman Sachs Group Inc. (Q)	1.00	12/20/20	(800)	1	—	—
Goldman Sachs Group Inc. (Q)	1.00	06/20/21	(1,700)	9	—	—
Goldman Sachs Group Inc. (Q)	1.00	12/20/21	(1,400)	10	—	(1)
Host Hotels & Resorts, L.P. (Q)	1.00	12/20/20	(300)	—	—	—
ITRAXX.EUR.SR.26 (Q)	1.00	12/20/21	(1,400)	17	—	(1)
ITRAXX.EXJP.32 (Q)	1.00	12/20/24	(3,100)	65	(1)	(8)
MetLife, Inc. (Q)	1.00	06/20/22	(400)	6	—	—
MetLife, Inc. (Q)	1.00	12/20/22	(1,100)	20	—	—
MetLife, Inc. (Q)	1.00	12/20/24	(500)	12	—	—
Morgan Stanley (Q)	1.00	12/20/20	(300)	1	—	—
Prudential Financial, Inc. (Q)	1.00	12/20/24	(800)	19	—	(1)
Rolls-Royce Group PLC (Q)	1.00	12/20/24	(2,500)	(421)	(10)	(20)
Rolls-Royce Group PLC (Q)	1.00	12/20/24	(2,700)	(454)	(11)	(21)
Ryder System, Inc. (Q)	1.00	06/20/22	(500)	5	—	(1)
Simon Property Group, L.P. (Q)	1.00	06/20/22	(400)	1	—	(1)
Tesco PLC (Q)	1.00	12/20/24	(800)	16	1	(2)
The Boeing Company (Q)	1.00	12/20/20	(3,200)	(12)	1	2
The Sherwin-Williams Company (Q)	1.00	12/20/22	(1,000)	18	—	(1)
Viacom Inc. (Q)	1.00	06/20/21	(300)	2	—	—
Vodafone Group Public Limited Company (Q)	1.00	06/20/23	(400)	8	—	—
Vodafone Group Public Limited Company (Q)	1.00	06/20/24	(800)	17	1	(1)
				(5,967)	357	(5,196)

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Credit Default Swaptions
CDX.NA.HY.34.V8, 06/20/25	BNP	Put	100.00	11/18/20	5,500,000	(49)
CDX.NA.HY.34.V8, 06/20/25	BOA	Put	99.00	11/18/20	1,700,000	(13)
CDX.NA.HY.34.V8, 06/20/25	GSC	Put	99.00	11/18/20	1,700,000	(13)
CDX.NA.HY.34.V8, 06/20/25	GSC	Put	100.00	11/18/20	1,800,000	(16)
CDX.NA.HY.35, 12/20/25	GSC	Put	98.00	11/18/20	1,200,000	(8)
CDX.NA.IG.33, 12/20/24	GSC	Put	250.00	03/17/21	3,200,000	(4)
CDX.NA.IG.34, 06/20/25	BOA	Call	60.00	10/21/20	3,700,000	—
CDX.NA.IG.34, 06/20/25	CGM	Call	60.00	10/21/20	3,500,000	—
CDX.NA.IG.34, 06/20/25	CSI	Call	60.00	10/21/20	1,000,000	(1)
CDX.NA.IG.34, 06/20/25	GSC	Call	57.50	10/21/20	3,400,000	—
CDX.NA.IG.34, 06/20/25	BCL	Put	100.00	12/16/20	2,900,000	(8)
CDX.NA.IG.34, 06/20/25	BNP	Put	100.00	10/21/20	10,200,000	(12)
CDX.NA.IG.34, 06/20/25	BNP	Put	115.00	11/18/20	1,700,000	(3)
CDX.NA.IG.34, 06/20/25	BNP	Put	95.00	11/18/20	3,300,000	(15)
CDX.NA.IG.34, 06/20/25	BNP	Put	120.00	12/16/20	1,700,000	(4)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
CDX.NA.IG.34, 06/20/25	BNP	Put	100.00	12/16/20		3,000,000	(12)
CDX.NA.IG.34, 06/20/25	BNP	Put	100.00	01/20/21		5,100,000	(30)
CDX.NA.IG.34, 06/20/25	BOA	Put	100.00	10/21/20		7,300,000	(8)
CDX.NA.IG.34, 06/20/25	BOA	Put	90.00	10/21/20		11,300,000	(24)
CDX.NA.IG.34, 06/20/25	BOA	Put	100.00	11/18/20		3,400,000	(9)
CDX.NA.IG.34, 06/20/25	CSI	Put	80.00	10/21/20		2,000,000	(8)
CDX.NA.IG.34, 06/20/25	CSI	Put	100.00	10/21/20		1,000,000	—
CDX.NA.IG.34, 06/20/25	DUB	Put	105.00	11/18/20		1,600,000	(4)
CDX.NA.IG.34, 06/20/25	DUB	Put	100.00	12/16/20		3,100,000	(13)
CDX.NA.IG.34, 06/20/25	GSC	Put	90.00	10/21/20		4,300,000	(9)
CDX.NA.IG.34, 06/20/25	GSC	Put	80.00	10/21/20		1,500,000	(6)
CDX.NA.IG.34, 06/20/25	GSC	Put	100.00	11/18/20		1,500,000	(4)
CDX.NA.IG.34, 06/20/25	GSC	Put	100.00	12/16/20		6,000,000	(24)
CDX.NA.IG.34, 06/20/25	JPM	Put	100.00	12/16/20		1,700,000	(7)
CDX.NA.IG.34, 06/20/25	MSC	Put	95.00	12/16/20		1,500,000	(7)
CDX.NA.IG.35, 12/20/25	CSI	Call	45.00	12/16/20		3,700,000	(2)
CDX.NA.IG.35, 12/20/25	MSC	Call	50.00	11/18/20		4,000,000	(4)
CDX.NA.IG.35, 12/20/25	BCL	Put	110.00	01/20/21		3,400,000	(7)
CDX.NA.IG.35, 12/20/25	CSI	Put	110.00	12/16/20		2,500,000	(3)
CDX.NA.IG.35, 12/20/25	CSI	Put	90.00	12/16/20		3,700,000	(7)
CDX.NA.IG.35, 12/20/25	GSC	Put	80.00	12/16/20		3,700,000	(10)
CDX.NA.IG.35, 12/20/25	GSC	Put	90.00	12/16/20		3,700,000	(7)
CDX.NA.IG.35, 12/20/25	MSC	Put	95.00	12/16/20		4,000,000	(7)
ITRAXX.EUR.32, 12/20/24	GSC	Put	250.00	01/20/21	EUR	1,600,000	—
ITRAXX.EUR.32, 12/20/24	GSC	Put	250.00	03/17/21	EUR	2,900,000	(1)
ITRAXX.EUR.33, 06/20/25	BNP	Call	50.00	10/21/20	EUR	1,700,000	—
ITRAXX.EUR.33, 06/20/25	BNP	Call	52.50	10/21/20	EUR	1,700,000	—
ITRAXX.EUR.33, 06/20/25	BNP	Call	47.50	10/21/20	EUR	1,700,000	—
ITRAXX.EUR.33, 06/20/25	BNP	Call	47.50	11/18/20	EUR	3,300,000	—
ITRAXX.EUR.33, 06/20/25	BNP	Call	47.50	12/16/20	EUR	2,300,000	(1)
ITRAXX.EUR.33, 06/20/25	BNP	Call	45.00	12/16/20	EUR	1,500,000	—
ITRAXX.EUR.33, 06/20/25	BOA	Call	50.00	10/21/20	EUR	7,200,000	—
ITRAXX.EUR.33, 06/20/25	BOA	Call	47.50	10/21/20	EUR	1,800,000	—
ITRAXX.EUR.33, 06/20/25	BOA	Call	47.50	11/18/20	EUR	1,700,000	—
ITRAXX.EUR.33, 06/20/25	BOA	Call	47.50	12/16/20	EUR	4,700,000	(3)
ITRAXX.EUR.33, 06/20/25	BOA	Call	45.00	12/16/20	EUR	2,900,000	(1)
ITRAXX.EUR.33, 06/20/25	CSI	Call	52.50	10/21/20	EUR	1,700,000	—
ITRAXX.EUR.33, 06/20/25	CSI	Call	47.50	11/18/20	EUR	1,800,000	—
ITRAXX.EUR.33, 06/20/25	CSI	Call	45.00	12/16/20	EUR	3,100,000	(1)
ITRAXX.EUR.33, 06/20/25	DUB	Call	47.50	10/21/20	EUR	1,800,000	—
ITRAXX.EUR.33, 06/20/25	DUB	Call	50.00	10/21/20	EUR	3,200,000	—
ITRAXX.EUR.33, 06/20/25	DUB	Call	45.00	12/16/20	EUR	2,900,000	(1)
ITRAXX.EUR.33, 06/20/25	GSC	Call	50.00	10/21/20	EUR	1,700,000	—
ITRAXX.EUR.33, 06/20/25	GSC	Call	47.50	10/21/20	EUR	1,700,000	—
ITRAXX.EUR.33, 06/20/25	GSC	Call	47.50	11/18/20	EUR	3,200,000	—
ITRAXX.EUR.33, 06/20/25	JPM	Call	50.00	10/21/20	EUR	3,200,000	—
ITRAXX.EUR.33, 06/20/25	JPM	Call	52.50	10/21/20	EUR	3,600,000	(1)
ITRAXX.EUR.33, 06/20/25	BNP	Put	85.00	10/21/20	EUR	1,700,000	(1)
ITRAXX.EUR.33, 06/20/25	BNP	Put	100.00	10/21/20	EUR	1,700,000	—
ITRAXX.EUR.33, 06/20/25	BNP	Put	75.00	10/21/20	EUR	1,600,000	(1)
ITRAXX.EUR.33, 06/20/25	BNP	Put	80.00	10/21/20	EUR	1,700,000	(1)
ITRAXX.EUR.33, 06/20/25	BNP	Put	90.00	11/18/20	EUR	3,300,000	(4)
ITRAXX.EUR.33, 06/20/25	BNP	Put	85.00	12/16/20	EUR	2,300,000	(5)
ITRAXX.EUR.33, 06/20/25	BNP	Put	80.00	12/16/20	EUR	1,500,000	(4)
ITRAXX.EUR.33, 06/20/25	BOA	Put	85.00	10/21/20	EUR	3,700,000	(2)
ITRAXX.EUR.33, 06/20/25	BOA	Put	80.00	10/21/20	EUR	1,800,000	(1)
ITRAXX.EUR.33, 06/20/25	BOA	Put	92.50	10/21/20	EUR	3,500,000	(1)
ITRAXX.EUR.33, 06/20/25	BOA	Put	90.00	11/18/20	EUR	1,700,000	(2)
ITRAXX.EUR.33, 06/20/25	BOA	Put	85.00	12/16/20	EUR	4,700,000	(12)
ITRAXX.EUR.33, 06/20/25	BOA	Put	80.00	12/16/20	EUR	2,900,000	(8)
ITRAXX.EUR.33, 06/20/25	CSI	Put	100.00	10/21/20	EUR	1,700,000	—
ITRAXX.EUR.33, 06/20/25	CSI	Put	90.00	11/18/20	EUR	1,800,000	(2)
ITRAXX.EUR.33, 06/20/25	CSI	Put	80.00	12/16/20	EUR	3,100,000	(8)
ITRAXX.EUR.33, 06/20/25	DUB	Put	80.00	10/21/20	EUR	1,800,000	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
ITRAXX.EUR.33, 06/20/25	DUB	Put	85.00	10/21/20	EUR	1,400,000	(1)
ITRAXX.EUR.33, 06/20/25	DUB	Put	120.00	10/21/20	EUR	3,200,000	—
ITRAXX.EUR.33, 06/20/25	DUB	Put	80.00	12/16/20	EUR	2,900,000	(8)
ITRAXX.EUR.33, 06/20/25	GSC	Put	85.00	10/21/20	EUR	1,700,000	(1)
ITRAXX.EUR.33, 06/20/25	GSC	Put	80.00	10/21/20	EUR	1,700,000	(1)
ITRAXX.EUR.33, 06/20/25	GSC	Put	90.00	11/18/20	EUR	3,200,000	(4)
ITRAXX.EUR.33, 06/20/25	JPM	Put	120.00	10/21/20	EUR	3,200,000	—
ITRAXX.EUR.33, 06/20/25	JPM	Put	100.00	10/21/20	EUR	3,600,000	(1)
ITRAXX.EUR.34, 12/20/25	BNP	Put	85.00	12/16/20	EUR	2,000,000	(4)
ITRAXX.EUR.34, 12/20/25	BOA	Put	95.00	12/16/20	EUR	1,600,000	(3)
ITRAXX.EUR.34, 12/20/25	DUB	Put	90.00	12/16/20	EUR	3,400,000	(6)
ITRAXX.EUR.34, 12/20/25	GSC	Put	85.00	12/16/20	EUR	3,200,000	(7)
							(456)
Options on Securities
Federal National Mortgage Association, Inc., 1.50%, 11/15/50	JPM	Put	99.94	11/05/20		800,000	(4)
Federal National Mortgage Association, Inc., 2.00%, 10/15/50	JPM	Put	102.29	10/07/20		1,700,000	—
Federal National Mortgage Association, Inc., 2.00%, 10/15/50	JPM	Put	101.98	10/07/20		1,900,000	—
Federal National Mortgage Association, Inc., 2.00%, 11/15/50	JPM	Call	103.92	11/05/20		900,000	(1)
Federal National Mortgage Association, Inc., 2.00%, 11/15/50	JPM	Call	103.38	11/05/20		1,000,000	(4)
Federal National Mortgage Association, Inc., 2.00%, 11/15/50	JPM	Call	102.44	11/05/20		1,000,000	(11)
Federal National Mortgage Association, Inc., 2.00%, 11/15/50	JPM	Put	102.44	11/05/20		1,000,000	(2)
Federal National Mortgage Association, Inc., 2.00%, 11/15/50	JPM	Put	102.38	11/05/20		1,000,000	(2)
Federal National Mortgage Association, Inc., 2.00%, 11/15/50	JPM	Put	101.92	11/05/20		900,000	(1)
Federal National Mortgage Association, Inc., 2.00%, 12/15/50	JPM	Call	103.00	12/07/20		1,100,000	(1)
Federal National Mortgage Association, Inc., 2.00%, 12/15/50	JPM	Put	101.00	12/07/20		1,100,000	(1)
Government National Mortgage Association, 2.00%, 11/15/50	JPM	Put	102.16	11/12/20		1,000,000	(2)
Government National Mortgage Association, 2.00%, 12/15/50	JPM	Put	102.19	12/14/20		1,750,000	(7)
Government National Mortgage Association, 2.50%, 01/15/48	JPM	Put	103.00	01/14/21		1,250,000	(2)
Government National Mortgage Association, 2.50%, 01/15/48	JPM	Put	103.59	01/14/21		1,500,000	(4)
Government National Mortgage Association, 3.00%, 12/15/47	JPM	Put	104.00	12/14/20		1,250,000	(2)
							(44)

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
COP/USD	GSC	12/04/20	COP	3,451,700	899	(40)
IDR/USD	CIT	12/16/20	IDR	21,224,807	1,416	(17)
JPY/USD	CIT	10/02/20	JPY	1,476,900	14,001	47
JPY/USD	MSC	11/04/20	JPY	409,934	3,888	(3)
MXN/USD	CIT	12/09/20	MXN	46,482	2,085	42
MXN/USD	JPM	12/09/20	MXN	8,343	374	8
PLN/USD	SCB	11/10/20	PLN	5,069	1,311	(38)
RUB/USD	SCB	10/13/20	RUB	173,429	2,229	(112)
RUB/USD	UBS	10/16/20	RUB	62,565	804	(71)
USD/CAD	BCL	11/17/20	CAD	(1,690)	(1,270)	7
USD/EUR	GSC	10/02/20	EUR	(1,421)	(1,665)	39
USD/GBP	BNP	10/02/20	GBP	(224)	(289)	(2)
USD/GBP	BNP	10/02/20	GBP	(6,596)	(8,511)	376
USD/JPY	MSC	10/02/20	JPY	(409,934)	(3,886)	3
USD/PEN	BNP	10/23/20	PEN	(16,257)	(4,512)	55
USD/PEN	CIT	10/23/20	PEN	(2,247)	(624)	13
					6,250	307

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Alibaba Group Holding Limited (Q)	BCL	0.98	1.00	12/20/24	(200)	4	3	1
Alibaba Group Holding Limited (Q)	BNP	0.98	1.00	12/20/24	(300)	7	4	3
BHP Billiton Finance (USA) Limited (Q)	BNP	0.19	1.00	06/20/21	(200)	2	(6)	8
CDX.NA.HY.25.V7 (Q)	BOA	N/A	5.00	12/20/20	(100)	1	1	—
CDX.NA.HY.27.V5 (Q)	BOA	N/A	5.00	12/20/21	(300)	16	46	(30)
CDX.NA.HY.27.V5 (Q)	CGM	N/A	5.00	12/20/21	(600)	31	52	(21)
CDX.NA.HY.27.V5 (Q)	JPM	N/A	5.00	12/20/21	(200)	10	17	(7)
CDX.NA.HY.29.V3 (Q)	GSC	N/A	5.00	12/20/22	(100)	7	14	(7)
CDX.NA.HY.29.V3 (Q)	JPM	N/A	5.00	12/20/22	(200)	15	32	(17)
CDX.NA.HY.31.V4 (Q)	BNP	N/A	5.00	12/20/23	(100)	7	12	(5)
CDX.NA.HY.31.V4 (Q)	CGM	N/A	5.00	12/20/23	(200)	14	21	(7)
CDX.NA.HY.31.V4 (Q)	GSC	N/A	5.00	12/20/23	(500)	33	59	(26)
CDX.NA.HY.31.V4 (Q)	JPM	N/A	5.00	12/20/23	(400)	26	45	(19)
CDX.NA.HY.31.V4 (Q)	MSC	N/A	5.00	12/20/23	(100)	7	12	(5)
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.10 (M)	MSC	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.10 (M)	UBS	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.8 (M)	CSI	N/A	0.50	10/17/57	(300)	3	(15)	18
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(4,000)	32	(161)	193
CMBX.NA.AAA.9 (M)	MSC	N/A	0.50	09/17/58	(500)	4	(19)	23
CNAC (HK) Finbridge Company Limited (Q)	BCL	2.06	1.00	12/20/24	(300)	(1)	(6)	5
CNOOC Finance (2002) Limited (Q)	BNP	0.92	1.00	12/20/24	(500)	11	10	1
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BCL	1.81	1.00	06/20/23	(800)	3	(8)	11
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	2.06	1.00	06/20/24	(200)	(1)	(3)	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	1.95	1.00	12/20/23	(300)	—	(6)	6
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	2.06	1.00	06/20/24	(100)	(1)	(2)	1
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.81	1.00	06/20/23	(1,300)	4	(12)	16
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	2.23	1.00	12/20/24	(100)	(1)	(1)	—
Gobierno Federal de los Estados Unidos Mexicanos (Q)	JPM	2.06	1.00	06/20/24	(100)	(1)	(2)	1
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	1.50	1.00	12/20/25	(300)	(7)	(4)	(3)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	2.23	1.00	12/20/24	(500)	(5)	(3)	(2)
Huarong Finance Co., Ltd. (Q)	BOA	0.65	1.00	10/23/20	(300)	1	—	1
Italy, Governement of (Q)	BOA	1.27	1.00	06/20/25	(6,000)	(72)	(96)	24
MCDX.CDSI.24 (Q)	MSC	N/A	1.00	06/20/25	(150)	3	(5)	8
Mexico (United Mexican States) (Q)	BCL	1.47	1.00	06/20/22	(2,600)	15	(37)	52
Pemex Project Funding Master Trust (Q)	BCL	9.20	1.00	06/20/22	(400)	(25)	(17)	(8)
Pemex Project Funding Master Trust (Q)	BNP	9.20	1.00	06/20/22	(1,700)	(108)	(103)	(5)
Pemex Project Funding Master Trust (Q)	GSC	4.49	1.00	12/20/21	(200)	(9)	(9)	—
Pemex Project Funding Master Trust (Q)	GSC	4.84	1.00	06/20/22	(700)	(44)	(44)	—
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	2.56	1.00	12/20/24	(600)	(28)	(10)	(18)
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	1.37	1.00	06/20/22	(200)	(1)	(1)	—
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	2.56	1.00	12/20/24	(500)	(24)	(8)	(16)
Presidencia de la Republica de Colombia (Q)	UBS	1.05	1.00	06/20/21	(650)	3	(19)	22
Presidencia de la República de Colombia (Q)	GSC	0.43	1.00	06/20/21	(650)	2	4	(2)
PT Pertamina (Persero) (Q)	BCL	2.50	1.00	12/20/24	(400)	—	(4)	4
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	1.68	1.00	12/20/24	(800)	(6)	2	(8)
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	1.57	1.00	06/20/24	(400)	(2)	(9)	7
Segretariato Generale Della Presidenza Della Repubblica (Q)	BOA	1.57	1.00	06/20/24	(400)	(1)	(8)	7
Sinopec Group Overseas Development (2018) Limited (Q)	BCL	0.95	1.00	12/20/24	(300)	7	5	2
Sinopec Group Overseas Development (2018) Limited (Q)	GSC	0.95	1.00	12/20/24	(200)	4	3	1
South Africa, Parliament of (Q)	BCL	4.01	1.00	12/20/24	(800)	(60)	(30)	(30)
South Africa, Parliament of (Q)	CGM	2.65	1.00	06/20/21	(600)	(1)	(50)	49
South Africa, Parliament of (Q)	GSC	4.01	1.00	12/20/24	(1,000)	(74)	(40)	(34)
State Grid Overseas Investment Limited (Q)	BCL	0.94	1.00	12/20/24	(300)	6	4	2
The Republic of Indonesia, The Government of (Q)	GSC	1.38	1.00	06/20/23	(300)	4	(4)	8
					(33,250)	(187)	(405)	218

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 126.9%
U.S. Treasury Inflation Indexed Securities 105.7%
Treasury, United States Department of
0.13%, 01/15/22 - 01/15/23 (a) (b)	118,629	120,917
0.38%, 07/15/23 - 07/15/27 (b)	190,619	206,374
2.38%, 01/15/25 (b)	32,783	38,029
0.13%, 04/15/21 - 07/15/30 (b)	160,228	170,731
0.63%, 04/15/23 - 02/15/43 (b)	160,497	173,344
2.00%, 01/15/26 (b)	92,253	108,570
0.13%, 07/15/26 (b) (c)	111,476	120,778
2.38%, 01/15/27 (a) (b)	334	412
0.50%, 04/15/24 - 01/15/28 (b)	83,578	92,471
1.75%, 01/15/28 (b)	13,710	16,681
3.63%, 04/15/28 (b)	33,021	45,198
0.88%, 01/15/29 - 02/15/47 (b)	22,213	28,131
2.50%, 01/15/29 (b)	23,529	30,695
3.88%, 04/15/29 (b)	11,589	16,632
0.25%, 01/15/25 - 02/15/50 (b)	97,603	107,577
2.13%, 02/15/40 - 02/15/41 (b)	26,917	41,417
1.38%, 02/15/44 (b)	64,870	92,055
0.75%, 07/15/28 - 02/15/45 (b)	90,675	110,110
1.00%, 02/15/46 - 02/15/49 (b)	36,015	48,603
		1,568,725
Mortgage-Backed Securities 11.8%
Federal Home Loan Mortgage Corporation
2.48%, (6M USD LIBOR + 1.76%), 07/01/36 (d)	100	105
2.40%, (1Y USD LIBOR + 1.48%), 09/01/36 (d)	58	61
2.91%, (1Y USD LIBOR + 1.65%), 10/01/36 (d)	49	51
0.60%, (1M USD LIBOR + 0.45%), 09/15/42 (d)	3,117	3,146
Federal National Mortgage Association, Inc.
3.38%, (1Y USD LIBOR + 1.27%), 11/01/35 (d)	16	17
3.81%, (1Y USD LIBOR + 1.82%), 03/01/36 (d)	30	32
3.02%, (1Y USD LIBOR + 2.02%), 06/01/36 (d)	14	15
TBA, 2.50%, 11/15/47 - 12/15/47 (c)	87,400	91,410
TBA, 3.00%, 11/15/47 (c)	31,400	32,903
TBA, 2.00%, 12/15/50 (c)	20,900	21,525
Government National Mortgage Association
TBA, 2.50%, 11/15/46 - 12/15/47 (c)	24,300	25,428
		174,693
Treasury Inflation Indexed Securities 7.7%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (b)	2,292,528	21,714
Canada, Government of
4.25%, 12/01/26, CAD (b)	5,939	5,889
Commonwealth of Australia
1.25%, 02/21/22, AUD (e) (f)	5,290	4,516
3.00%, 09/20/25, AUD (e) (f)	8,920	9,483
Corporacion Andina de Fomento
3.95%, 10/15/21, MXN (b)	13,099	611
France Government Inflation Indexed Bond
0.25%, 07/25/24, EUR (b) (f)	3,829	4,720
HM Treasury
1.25%, 11/22/27, GBP (b) (f)	2,986	5,167
New Zealand Government
2.00%, 09/20/25, NZD (e)	14,100	11,683
3.00%, 09/20/30, NZD (e)	2,500	2,465
Republique Francaise Presidence
0.10%, 03/01/26, EUR (b)	10,477	13,060
Segretariato Generale Della Presidenza Della Repubblica
1.40%, 05/26/25, EUR (b)	28,921	35,400
		114,708
Collateralized Mortgage Obligations 1.0%
Federal Home Loan Mortgage Corporation
Series T-1A1-62, REMIC, 2.37%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 10/25/44 (d)	180	183
Series T-1A1-63, REMIC, 2.37%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 02/25/45 (d)	133	137
Series WF-4779, REMIC, 0.51%, (1M USD LIBOR + 0.35%), 07/15/44 (d)	1,817	1,812
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 0.24%, (1M USD LIBOR + 0.06%), 07/25/37 (d)	50	49
Series 2019-FA-5, REMIC, 0.55%, (1M USD LIBOR + 0.40%), 03/25/49 (d)	6,799	6,865
Government National Mortgage Association
Series 2017-FB-H10, 1.90%, (1Y USD LIBOR + 0.75%), 04/20/67 (d)	2,219	2,262
Series 2018-FG-H15, REMIC, 0.60%, (1Y USD LIBOR + 0.15%), 08/20/68 (d)	2,857	2,795
		14,103
Sovereign 0.6%
Buenos Aires City S.A.
29.82%, (BADLAR + 5.00%), 01/23/22, ARS (d)	440	3
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.94%, 02/12/29, PEN (g)	5,100	1,665
6.15%, 08/12/32, PEN	16,600	5,303
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31, MXN	3,891	198
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (g)	1,900	2,036
Presidencia De La Nacion
26.41%, (BADLAR + 2.00%), 04/03/22, ARS (d)	15,030	101
30.02%, (BADLAR), 10/04/22, ARS (d)	500	4
		9,310
U.S. Treasury Note 0.1%
Treasury, United States Department of
1.75%, 12/31/24 (a)	1,070	1,139
Municipal 0.0%
Tobacco Settlement Finance Authority of West Virginia
7.47%, 06/01/47	260	278
Asset-Backed Securities 0.0%
U.S. Small Business Administration
Series 2017-1-20L, 5.29%, 12/01/27	181	192
Total Government And Agency Obligations (cost $1,828,885)		1,883,148
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.3%
ACE Securities Corp. Home Equity Loan Trust
Series 2007-A2B-ASP1, REMIC, 0.35%, (1M USD LIBOR + 0.20%), 03/25/37 (d)	417	241
Adagio IV CLO Designated Activity Company
Series IV-A1R-A, 0.66%, (3M EURIBOR + 0.66%), 10/15/29, EUR (d) (g)	470	550
Albacore Euro CLO I Designated Activity Company
Series A-1A, 1.53%, (3M EURIBOR + 1.53%), 07/18/31, EUR (d) (g)	700	822
Alternative Loan Trust
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	129	106
Series 2006-A1-HY11, REMIC, 0.39%, (1M USD LIBOR + 0.24%), 06/25/36 (d)	472	421
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	2,956	1,912
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	397	400
AREIT Trust
Series 2020-A-CRE4, 2.78%, (1M USD LIBOR + 2.62%), 12/15/22 (d)	2,300	2,324
Atrium XII LLC
Series AR-12A, 1.09%, (3M USD LIBOR + 0.83%), 04/22/27 (d)	1,879	1,861
Babson Euro CLO
Series 2015-A1R-1A, 0.37%, (3M EURIBOR + 0.82%), 10/25/29, EUR (d) (g)	523	607
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 3.21%, 06/25/35 (d)	30	28
Bayview Opportunity Master Fund IVa Trust
Series 2019-A1-SBR1, 3.47%, 06/28/34 (h)	149	149
BCAP LLC Trust
Series 2011-12A1-RR5, REMIC, 4.85%, 03/26/37 (d)	511	517

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Bear Stearns ALT-A Trust
Series 2005-24A1-10, REMIC, 3.17%, 01/25/36 (d)	223	211
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-21A1-4, REMIC, 3.25%, 08/25/36 (d)	133	105
Bear Stearns ARM Trust
Series 2003-3A2-3, REMIC, 4.08%, 05/25/33 (d)	12	12
Series 2003-2A1-9, REMIC, 3.88%, 02/25/34 (d)	61	61
Series 2004-22A1-9, REMIC, 3.43%, 11/25/34 (d)	64	64
Series 2004-22A1-10, REMIC, 4.38%, 01/25/35 (d)	64	65
Series 2005-2A1-1, REMIC, 3.51%, 03/25/35 (d)	136	136
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A1-HE7, REMIC, 1.15%, (1M USD LIBOR + 1.00%), 08/25/37 (d)	180	175
Series 2005-M2-HE12, REMIC, 0.93%, (1M USD LIBOR + 0.75%), 12/25/35 (d)	90	89
Bear Stearns Structured Products Inc. Trust
Series 2007-2A1-R6, REMIC, 6.76%, 12/26/46 (d)	313	274
Benefit Street Partners CLO VII, Ltd.
Series 2015-A1AR-VIIA, 1.05%, (3M USD LIBOR + 0.78%), 07/19/27 (d)	644	640
Black Diamond CLO Designated Activity Company
Series 2015-A1R-1A, 0.65%, (3M EURIBOR + 0.65%), 10/03/29, EUR (d) (g)	1,328	1,557
Series 2015-A2R-1A, 1.35%, (3M USD LIBOR + 1.05%), 10/03/29 (d) (g)	864	863
Carlyle Global Market Strategies Euro CLO Designated Activity Company
Series 2015-AA1R-2A, 0.73%, (3M EURIBOR + 0.73%), 09/21/29, EUR (d) (g)	216	253
Catamaran CLO Ltd
Series 2013-AR-1A, 1.09%, (3M USD LIBOR + 0.85%), 01/27/28 (d) (g)	3,744	3,690
Chase Mortgage Finance Trust
Series 2007-5A1-A1, REMIC, 3.49%, 02/25/37 (d)	11	11
CHL Mortgage Pass-Through Trust
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	1,120	910
CIT Mortgage Loan Trust
Series 2007-1M1-1, REMIC, 1.65%, (1M USD LIBOR + 1.50%), 02/25/23 (d)	1,900	1,810
Series 2007-1A-1, REMIC, 1.50%, (1M USD LIBOR + 1.35%), 08/25/24 (d)	2,391	2,333
Series 2007-2A3-1, REMIC, 1.63%, (1M USD LIBOR + 1.45%), 09/25/24 (d)	93	92
Citigtoup Mortgage Loan Trust
Series 2019-A1-B, 3.26%, 04/25/66 (d)	358	354
Series 2005-2A2B-3, REMIC, 3.18%, 08/25/35 (d)	68	52
Series 2005-A2-6, REMIC, 2.32%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.15%), 09/25/35 (d)	12	12
Series 2005-A1-6, REMIC, 3.85%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.10%), 09/25/35 (d)	11	11
Series 2007-A3A-AMC2, REMIC, 0.23%, (1M USD LIBOR + 0.08%), 01/25/37 (d)	61	48
Series 2007-22AA-10, REMIC, 3.36%, 09/25/37 (d)	474	423
Series 2007-A3A-AHL3, REMIC, 0.21%, (1M USD LIBOR + 0.06%), 08/25/45 (d)	128	98
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	10	10
Series 2005-M3-HE4, REMIC, 0.84%, (1M USD LIBOR + 0.69%), 10/25/35 (d)	3,422	3,056
Series 2006-A1-AMC1, REMIC, 0.32%, (1M USD LIBOR + 0.15%), 09/25/36 (d)	1,378	1,264
Series 2007-1A1A-AR4, REMIC, 3.92%, 03/25/37 (d)	1,923	1,765
Series 2015-1A1-2, REMIC, 0.35%, (1M USD LIBOR + 0.20%), 06/25/47 (d)	735	726
College Loan Corporation
Series 2007-A1-2, 0.49%, (3M USD LIBOR + 0.25%), 01/25/24 (d)	800	776
CoreVest American Finance Trust
Series 2017-A-1, 2.97%, 07/15/22	462	468
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, 3.51%, 04/25/22	272	270
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A3-CB6, 0.37%, (1M USD LIBOR + 0.22%), 07/25/37 (d)	2,970	2,309
Series 2007-A1-CB6, REMIC, 0.27%, (1M USD LIBOR + 0.12%), 07/25/37 (d)	101	78
Series 2005-M4-CB3, REMIC, 1.20%, (1M USD LIBOR + 1.05%), 08/25/34 (d)	205	188
CSMC
Series 2015-5A2-3R, REMIC, 0.33%, 09/29/36 (d)	2,351	2,298
Series 2015-2A2-12R, REMIC, 0.68%, 12/03/37 (d)	2,300	2,077
CSMC Mortgage-Backed Trust
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (d)	695	282
CSMC Trust
Series 2019-A1-RPL9, 3.08%, 10/25/59 (d)	2,611	2,545
CVP Cascade CLO-1 Ltd
Series 2013-A1R-CLO1, 1.42%, (3M USD LIBOR + 1.15%), 01/16/26 (d)	62	62
CWABS Asset-Backed Certificates Trust
Series 2007-1A1-8, REMIC, 0.34%, (1M USD LIBOR + 0.19%), 02/25/36 (d)	3,979	3,531
Series 2007-1A1-12, REMIC, 0.89%, (1M USD LIBOR + 0.74%), 06/25/37 (d) (h)	136	130
CWABS, Inc.
Series 2005-MV3-11, REMIC, 0.68%, (1M USD LIBOR + 0.53%), 01/25/36 (d)	3,714	3,610
CWMBS, Inc.
Series 2004-11A1-12, REMIC, 3.02%, 08/25/34 (d)	46	42
Series 2004-5A-HYB7, REMIC, 3.90%, 11/20/34 (d)	13	13
Series 2004-2A1-HYB5, REMIC, 2.98%, 04/20/35 (d)	26	26
Eurosail PLC
Series 2007-A3A-3X, 1.01%, (3M GBP LIBOR + 0.95%), 06/13/45, GBP (d) (f)	1,022	1,308
Series 2007-A3C-3A, 1.01%, (3M GBP LIBOR + 0.95%), 06/13/45, GBP (d) (g)	351	450
First Franklin Mortgage Loan Trust
Series 2006-A5-FF10, REMIC, 0.49%, (1M USD LIBOR + 0.31%), 07/25/36 (d)	2,713	2,433
Series 2006-A2-FF17, REMIC, 0.27%, (1M USD LIBOR + 0.12%), 12/25/36 (d) (h)	7,429	6,109
First NLC Trust
Series 2007-A1-1, REMIC, 0.22%, (1M USD LIBOR + 0.07%), 08/25/37 (d)	252	147
Great Hall Mortgages No.1 PLC
Series 2006-A2A-1, 0.20%, (3M GBP LIBOR + 0.15%), 06/18/38, GBP (d) (f)	68	86
Series 2007-A2A-1, 0.18%, (3M GBP LIBOR + 0.13%), 03/18/39, GBP (d) (f)	88	111
GreenPoint Mortgage Funding Trust
Series 2006-A-A6, REMIC, 0.33%, (1M USD LIBOR + 0.18%), 09/25/46 (d)	386	344
Grifonas Finance No.1 PLC
Series 1-A, 0.00%, (6M EURIBOR + 0.28%), 08/28/39, EUR (d) (f)	629	679
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 6.22%, 03/25/46 (h)	352	266
GS Mortgage Securities Trust
Series 2010-A2-C1, REMIC, 4.59%, 08/12/43	823	849
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 4.02%, 01/25/35 (d)	40	40
Halcyon Loan Advisors Funding Ltd
Series 2015-AR-1A, 1.19%, (3M USD LIBOR + 0.92%), 04/20/27 (d)	837	832

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 2.87%, 04/19/34 (d)	106	103
HarborView Mortgage Loan Trust
Series 2007-A1A-5, REMIC, 0.35%, (1M USD LIBOR + 0.19%), 09/19/37 (d) (h)	28	25
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.11%, (US SONIA + 1.05%), 05/25/53, GBP (d) (g)	6,368	8,224
Home Equity Asset Trust
Series 2004-M1-2, REMIC, 0.97%, (1M USD LIBOR + 0.80%), 07/25/34 (d) (h)	142	135
Series 2005-M2-8, REMIC, 0.63%, (1M USD LIBOR + 0.45%), 02/25/36 (d) (h)	1,700	1,590
HomeBanc Mortgage Trust
Series 2005-A2-4, REMIC, 0.81%, (1M USD LIBOR + 0.66%), 10/25/35 (d)	108	105
ICG US Clo 2020-1 Ltd
Series 2020-A1-1A, 0.00%, (3M USD LIBOR + 1.40%), 10/22/31 (d)	1,000	1,000
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	16	17
Series 2005-4A1-AR1, REMIC, 3.42%, 03/25/35 (d)	100	100
Series 2005-2A1-AR1, REMIC, 3.75%, 11/25/35 (d)	39	37
Series 2005-A1-16IP, REMIC, 0.79%, (1M USD LIBOR + 0.64%), 07/25/45 (d)	109	92
J.P. Morgan Mortgage Acquisition Trust
Series 2006-AV5-CH2, REMIC, 0.39%, (1M USD LIBOR + 0.21%), 10/25/36 (d) (h)	78	72
J.P. Morgan Mortgage Trust
Series 2007-1A1-A1, REMIC, 3.22%, 07/25/35 (d)	54	54
Series 2005-2A1-A6, REMIC, 2.99%, 08/25/35 (d)	72	71
Series 2005-7A1-A6, REMIC, 3.09%, 08/25/35 (d)	93	87
Series 2005-4A1-A6, REMIC, 2.92%, 09/25/35 (d)	9	9
Series 2008-1A1-R2, REMIC, 3.21%, 07/27/37 (d)	308	307
Jamestown CLO Ltd
Series 2014-A1AR-4A, 0.97%, (3M USD LIBOR + 0.69%), 07/15/26 (d)	513	511
Jamestown CLO V Ltd
Series 2014-AR-5A, 1.49%, (3M USD LIBOR + 1.22%), 01/19/27 (d)	2,294	2,291
Jubilee CLO BV
Series 2015-AR-15A, 0.40%, (3M EURIBOR + 0.84%), 07/12/28, EUR (d) (g)	1,000	1,161
Series 2015-A1R-16A, 0.32%, (3M EURIBOR + 0.80%), 12/15/29, EUR (d) (g)	1,840	2,139
KVK CLO Ltd
Series 2013-AR-1A, 1.17%, (3M USD LIBOR + 0.90%), 01/14/28 (d) (g)	418	415
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, 3.75%, 04/25/21 (h)	683	681
Lehman XS Trust
Series 2007-2A1-15N, REMIC, 0.43%, (1M USD LIBOR + 0.25%), 08/25/47 (d)	955	894
Loancore Issuer Ltd.
Series 2019-A-CRE2, 1.28%, (1M USD LIBOR + 1.13%), 10/15/23 (d)	2,700	2,652
Long Beach Mortgage Loan Trust
Series 2006-2A2-7, 0.27%, (1M USD LIBOR + 0.12%), 08/25/36 (d)	487	243
Mackay Shields Euro CLO-2 Designated Activity Company
Series A-2A, 1.55%, (3M EURIBOR + 1.55%), 08/15/33, EUR (d) (g)	600	705
Man GLG Euro CLO II Designated Activity Company
Series A1R-2A, 0.87%, (3M EURIBOR + 0.87%), 01/15/30, EUR (d) (g)	800	934
Marathon CLO V Ltd.
Series 2013-A1R-5A, 1.12%, (3M USD LIBOR + 0.87%), 11/22/27 (d)	1,275	1,254
Marlette Funding Trust
Series 2019-A-3A, 2.69%, 09/17/29	265	267
MASTR Adjustable Rate Mortgages Trust
Series 2003-2A1-6, REMIC, 3.24%, 12/25/33 (d)	182	171
MASTR Asset Backed Securities Trust
Series 2005-M1-FRE1, REMIC, 0.90%, (1M USD LIBOR + 0.75%), 10/25/35 (d)	64	62
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 3.42%, 02/25/34 (d)	91	89
Merrill Lynch Mortgage Investors Trust
Series 2003-1A1-A2, REMIC, 2.73%, 02/25/33 (d)	50	47
Mill City Mortgage Loan Trust
Series 2019-A1-GS2, 2.75%, 08/25/59 (d)	602	629
Morgan Stanley ABS Capital Trust I Inc.
Series 2007-A1-HE6, REMIC, 0.21%, (1M USD LIBOR + 0.06%), 05/25/37 (d)	55	45
Series 2004-M3-NC7, REMIC, 1.12%, (1M USD LIBOR + 0.98%), 07/25/34 (d)	421	372
Series 2005-M2-HE2, REMIC, 0.81%, (1M USD LIBOR + 0.66%), 01/25/35 (d)	1,338	1,244
Series 2005-M3-HE5, REMIC, 0.82%, (1M USD LIBOR + 0.68%), 09/25/35 (d) (h)	1,439	1,245
MortgageIT Trust
Series 2004-M2-2, REMIC, 1.15%, (1M USD LIBOR + 1.01%), 12/25/34 (d)	301	279
Navient Funding, LLC
Series 2004-A5-2, 0.00%, (3M EURIBOR + 0.18%), 01/25/24, EUR (d) (f)	189	221
Series 2003-A5-5, 0.00%, (3M EURIBOR + 0.27%), 06/17/24, EUR (d)	142	166
Series 2004-A6B-3A, 0.79%, (3M USD LIBOR + 0.55%), 10/25/64 (d)	2,627	2,475
NCUA Guaranteed Notes Trust
Series 2010-1A-R1, REMIC, 0.60%, (1M USD LIBOR + 0.45%), 10/07/20 (d)	339	339
Series 2010-2A-R3, REMIC, 0.71%, (1M USD LIBOR + 0.56%), 12/08/20 (d)	1,487	1,487
New Century Home Equity Loan Trust
Series 2004-M1-4, REMIC, 0.91%, (1M USD LIBOR + 0.77%), 02/25/35 (d)	326	310
New Residential Mortgage Loan Trust
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59	2,940	3,082
Nomura Home Equity Loan, Inc. Trust
Series 2005-M3-FM1, REMIC, 0.91%, (1M USD LIBOR + 0.77%), 05/25/35 (d)	2,735	2,385
OCP CLO Ltd
Series 2015-A1R-8A, 1.12%, (3M USD LIBOR + 0.85%), 04/17/27 (d)	398	397
Series 2015-A1R-9A, 1.07%, (3M USD LIBOR + 0.80%), 07/15/27 (d) (g)	1,248	1,242
Series 2015-A1R-10A, 1.06%, (3M USD LIBOR + 0.82%), 10/26/27 (d) (g)	1,389	1,380
OZLM XXIII Ltd
Series 2019-A-23A, 1.74%, (3M USD LIBOR + 1.47%), 04/15/32 (d)	3,800	3,780
Penta CLO 2 B.V.
Series 2015-AR-2A, 0.79%, (3M EURIBOR + 0.79%), 08/04/28, EUR (d) (g)	734	860
RALI Series Trust
Series 2007-A-QH8, REMIC, 2.03%, 10/25/37 (d)	765	670
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 1.02%, (1M USD LIBOR + 0.87%), 02/25/34 (d)	495	448
Residential Asset Securities Corporation
Series 2005-M2-KS11, REMIC, 0.78%, (1M USD LIBOR + 0.63%), 12/25/35 (d)	500	488
Series 2006-M1-KS3, REMIC, 0.64%, (1M USD LIBOR + 0.33%), 04/25/36 (d)	1,000	962
Series 2006-A4-EMX4, REMIC, 0.61%, (1M USD LIBOR + 0.46%), 06/25/36 (d)	4,637	4,196
Residential Asset Securitization Trust
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	214	132

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Residential Mortgage Securities 32 PLC
Series A-32A, 0.00%, (SONIA + 1.25%), 06/20/70, GBP (d) (g)	2,100	2,722
Saxon Asset Securities Trust
Series 2007-1A-3, REMIC, 0.46%, (1M USD LIBOR + 0.31%), 08/25/24 (d)	688	653
Securitized Asset Backed Receivables LLC
Series 2006-A2C-HE2, REMIC, 0.30%, (1M USD LIBOR + 0.15%), 07/25/36 (d)	453	247
Series 2006-A2C-HE1, REMIC, 0.31%, (1M USD LIBOR + 0.16%), 07/25/36 (d) (h)	3,101	1,496
SLM Private Education Loan Trust
Series 2011-A3-B, 2.40%, (1M USD LIBOR + 2.25%), 06/16/42 (d)	169	169
SLM Student Loan Trust
Series 2008-A-9, 1.74%, (3M USD LIBOR + 1.50%), 04/25/23 (d)	1,066	1,055
Soundview Home Loan Trust
Series 2007-1A1-OPT1, REMIC, 0.35%, (1M USD LIBOR + 0.20%), 06/25/37 (d)	1,928	1,481
SPSTC
Series 2020-A-1A, 1.63%, (3M USD LIBOR + 1.40%), 07/22/28 (d)	2,100	2,097
Stanwich Mortgage Loan Co LLC
Series 2019-A1-NPB1, REMIC, 3.38%, 08/15/22 (h)	227	226
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 0.82%, (1M USD LIBOR + 0.66%), 10/19/34 (d)	11	11
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 3.17%, 02/25/34 (d)	152	150
Symphony CLO XIV, Ltd.
Series 2014-AR-14A, 2.26%, (3M USD LIBOR + 0.95%), 07/14/26 (d)	900	896
TBW Mortgage-Backed Trust
Series 2006-A6-4, REMIC, 6.47%, 09/25/36 (h)	473	37
THL Credit Wind River CLO Ltd
Series 2015-A1R-2A, 1.15%, (3M USD LIBOR + 0.87%), 10/15/27 (d)	174	173
Thornburg Mortgage Securities Trust
Series 2005-A3-1, REMIC, 3.58%, 04/25/45 (d)	98	96
Series 2006-A2B-4, REMIC, 3.57%, 07/25/36 (d)	122	111
Towd Point Mortgage Funding
Series 2019-A1-GR4A, 1.10%, (3M GBP LIBOR + 1.03%), 10/20/51, GBP (d) (f)	5,490	7,097
Towd Point Mortgage Trust
Series 2019-A1A-HY3, 1.15%, (1M USD LIBOR + 1.00%), 07/25/27 (d)	1,519	1,519
Tralee CLO III, LLC
Series 2014-AR-3A, 1.30%, (3M USD LIBOR + 1.03%), 10/20/27 (d)	1,658	1,650
Venture XX CLO Ltd
Series 2015-AR-20A, 1.10%, (3M USD LIBOR + 0.82%), 04/15/27 (d) (g)	3,585	3,561
Venture XXI CLO Ltd
Series 2015-AR-21A, 1.15%, (3M USD LIBOR + 0.88%), 07/15/27 (d)	1,746	1,729
Voya CLO Ltd
Series 2014-A1R-3A, 0.96%, (3M USD LIBOR + 0.72%), 07/27/26 (d) (g)	1,137	1,133
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-A7-AR5, REMIC, 3.75%, 06/25/33 (d)	70	69
Series 2003-2A-AR9, REMIC, 2.77%, 09/25/33 (d)	69	68
Series 2005-3A1-AR10, REMIC, 2.37%, 08/25/35 (d)	7	7
Series 2005-2A1-AR14, REMIC, 3.52%, 12/25/35 (d)	84	84
Series 2006-1A-AR9, REMIC, 2.17%, (12M US Federal Reserve Cumulative Average CMT + 1.00%), 08/25/46 (d)	1,541	1,451
Series 2007-1A-OA4, REMIC, 1.94%, (12M US Federal Reserve Cumulative Average CMT + 0.77%), 05/25/47 (d)	237	209
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 3.52%, 03/25/33 (d)	33	32
Wind River CLO I Ltd
Series 2012-AR2-1A, 1.15%, (3M USD LIBOR + 0.88%), 01/15/26 (d)	323	323
Z Capital Credit Partners CLO Ltd
Series 2015-A1R-1A, 1.22%, (3M USD LIBOR + 0.95%), 07/16/27 (d) (g)	2,771	2,740
Total Non-U.S. Government Agency Asset-Backed Securities (cost $153,960)		152,137
CORPORATE BONDS AND NOTES 4.5%
Financials 2.7%
Ally Financial Inc.
4.25%, 04/15/21	50	51
Avolon Holdings Funding Limited
5.50%, 01/15/23 (g)	100	101
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (callable at 100 beginning 09/24/23), EUR (f) (i)	200	230
Banco Santander, S.A.
6.25%, (callable at 100 beginning 09/11/21), EUR (f) (i)	100	117
Bank of America Corporation
5.88%, (callable at 100 beginning 03/15/28) (i)	1,160	1,270
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (f) (i)	1,200	1,449
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	3,900	4,125
Daimler Finance North America LLC
3.75%, 11/05/21 (g)	800	826
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	7,000	7,190
Diamond Finance International Limited
4.42%, 06/15/21 (g)	1,045	1,068
Ford Motor Credit Company LLC
0.68%, (3M USD LIBOR + 0.43%), 11/02/20 (d)	600	599
3.55%, 10/07/22	1,600	1,585
JT International Financial Services B.V.
3.50%, 09/28/23 (f)	200	215
Lloyds Banking Group PLC
4.95%, (callable at 100 beginning 06/27/25), EUR (f) (i)	600	694
1.03%, (3M USD LIBOR + 0.80%), 06/21/21 (d)	2,600	2,609
Mitsubishi UFJ Financial Group Inc
2.13%, (3M USD LIBOR + 1.88%), 03/01/21 (d)	605	609
Mitsubishi UFJ Lease & Finance Company Limited
3.41%, 02/28/22 (g)	400	412
2.65%, 09/19/22 (g)	200	206
3.96%, 09/19/23 (g)	400	431
Navient Corporation
5.88%, 03/25/21	200	202
Petrobras Global Finance B.V.
5.09%, 01/15/30	4,043	4,244
Syngenta Finance N.V.
3.93%, 04/23/21 (g)	400	404
The Royal Bank of Scotland Group Public Limited Company
8.63%, (callable at 100 beginning 08/15/21) (i) (j)	200	206
1.78%, (3M USD LIBOR + 1.55%), 06/25/24 (d)	2,000	2,020
4.52%, 06/25/24 (d) (j)	1,300	1,398
UniCredit S.p.A.
7.83%, 12/04/23 (g)	6,750	7,904
		40,165
Industrials 0.5%
Central Nippon Expressway Company Limited
2.85%, 03/03/22 (f)	200	206
General Electric Capital Corporation
3.10%, 01/09/23	2,300	2,413
Komatsu Finance America Inc.
2.44%, 09/11/22 (f)	400	410
Park Aerospace Holdings Limited
5.25%, 08/15/22 (g)	600	602

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
4.50%, 03/15/23 (g)	200	198
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (g)	100	103
Textron Inc.
0.79%, (3M USD LIBOR + 0.55%), 11/10/20 (d)	3,610	3,610
		7,542
Consumer Discretionary 0.5%
McDonald's Corporation
0.68%, (3M USD LIBOR + 0.43%), 10/28/21 (d)	5,200	5,215
Nissan Motor Acceptance Corporation
3.15%, 03/15/21 (g)	100	101
1.90%, 09/14/21 (g)	200	201
2.80%, 01/13/22 (g)	1,900	1,921
		7,438
Consumer Staples 0.3%
Campbell Soup Company
3.30%, 03/15/21	300	304
Danone
2.08%, 11/02/21 (g)	2,500	2,536
Pernod Ricard
5.75%, 04/07/21 (g)	1,744	1,791
		4,631
Information Technology 0.3%
Equifax Inc.
3.60%, 08/15/21	900	924
Microchip Technology Incorporated
3.92%, 06/01/21	3,400	3,468
VMware, Inc.
3.90%, 08/21/27	200	223
		4,615
Utilities 0.1%
Enel Finance International N.V.
4.25%, 09/14/23 (g)	400	438
Eversource Energy
2.90%, 10/01/24	100	108
Sempra Energy
0.70%, (3M USD LIBOR + 0.45%), 03/15/21 (d)	800	801
Southern California Edison Company
3.88%, 06/01/21	200	203
		1,550
Communication Services 0.1%
CC Holdings GS V LLC
3.85%, 04/15/23	200	215
Discovery Communications, LLC
2.95%, 03/20/23	53	56
Sprint Spectrum Co LLC
3.36%, 09/20/21 (g)	313	316
		587
Energy 0.0%
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (g)	200	201
YPF Sociedad Anonima
33.16%, (BADLAR + 6.00%), 03/04/21, ARS (d)	13,370	87
		288
Real Estate 0.0%
Crown Castle International Corp.
3.15%, 07/15/23	200	212
Health Care 0.0%
Community Health Systems, Inc.
6.25%, 03/31/23	200	195
Total Corporate Bonds And Notes (cost $64,860)		67,223
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Company - Series L, 7.50% (i) (j)	1	671
Total Preferred Stocks (cost $500)		671
SHORT TERM INVESTMENTS 1.3%
Discount Notes 1.3%
Federal Home Loan Banks Office of Finance
0.01%, 10/01/20 (k) (l)	18,700	18,700
Treasury Securities 0.0%
Presidencia De La Nacion
123.31%, 10/29/20, ARS (k)	4,039	40
29.64%, 01/29/21, ARS (k)	24,992	156
		196
Total Short Term Investments (cost $18,930)		18,896
Total Investments 143.0% (cost $2,067,135)		2,122,075
Other Derivative Instruments 0.2%		3,626
Other Assets and Liabilities, Net (43.2)%		(641,458)
Total Net Assets 100.0%		1,484,243

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2020, the total payable for investments purchased on a delayed delivery basis was $291,959.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Treasury inflation indexed note, par amount is not adjusted for inflation.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $59,469 and 4.0% of the Fund.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Convertible security.

(k) The coupon rate represents the yield to maturity.

(l) The security is a direct debt of the agency and not collateralized by mortgages.

JNL/PIMCO Real Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Bilbao Vizcaya Argentaria, S.A., 5.88%, callable at 100 beginning 09/24/23	01/30/19	222	230	—
Banco Santander, S.A., 6.25%, callable at 100 beginning 09/11/21	01/16/19	113	117	—
Central Nippon Expressway Company Limited, 2.85%, 03/03/22	06/26/19	201	206	—
Commonwealth of Australia, 1.25%, 02/21/22	05/23/18	4,259	4,516	0.3
Commonwealth of Australia, 3.00%, 09/20/25	08/22/17	8,871	9,483	0.6
Cooperatieve Rabobank U.A., 6.63%, callable at 100 beginning 06/29/21	09/05/18	1,420	1,449	0.1
Eurosail PLC, Series 2007-A3A-3X, 1.01%, 06/13/45	06/29/16	1,245	1,308	0.1
France Government Inflation Indexed Bond, 0.25%, 07/25/24	09/09/20	4,753	4,720	0.3
Great Hall Mortgages No.1 PLC, Series 2006-A2A-1, 0.20%, 06/18/38	04/09/19	87	86	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/PIMCO Real Return Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Great Hall Mortgages No.1 PLC, Series 2007-A2A-1, 0.18%, 03/18/39	04/09/19	113	111	—
Grifonas Finance No.1 PLC, Series 1-A, 0.00%, 08/28/39	02/10/15	527	679	0.1
HM Treasury, 1.25%, 11/22/27	09/23/19	4,944	5,167	0.4
JT International Financial Services B.V., 3.50%, 09/28/23	06/26/19	205	215	—
Komatsu Finance America Inc., 2.44%, 09/11/22	09/17/19	400	410	—
Lloyds Banking Group PLC, 4.95%, callable at 100 beginning 06/27/25	01/31/18	755	694	0.1
Navient Funding, LLC, Series 2004-A5-2, 0.00%, 01/25/24	04/19/17	202	221	—
Towd Point Mortgage Funding, Series 2019-A1-GR4A, 1.10%, 10/20/51	03/22/19	7,249	7,097	0.5
		35,566	36,709	2.5

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro BOBL	228	December 2020	EUR	30,787	(13)	38
Euro Bund	352	December 2020	EUR	61,072	(41)	424
United States 10 Year Ultra Bond	613	December 2020		98,128	(287)	(96)
United States 2 Year Note	269	January 2021		59,431	(2)	7
United States 5 Year Note	103	January 2021		12,990	(11)	(9)
United States Ultra Bond	106	December 2020		23,484	(212)	28
					(566)	392
Short Contracts
Australia 10 Year Bond	(44)	December 2020	AUD	(6,514)	6	(43)
Australia 3 Year Bond	(72)	December 2020	AUD	(8,423)	2	(17)
Euro Buxl 30 Year Bond	(66)	December 2020	EUR	(14,468)	(3)	(269)
Euro Schatz	(2,254)	December 2020	EUR	(253,017)	26	(102)
Italy Government BTP Bond	(126)	December 2020	EUR	(18,420)	(4)	(206)
Japan 10 Year Bond	(12)	December 2020	JPY	(1,820,786)	(6)	(43)
Long Gilt	(26)	December 2020	GBP	(3,528)	7	(14)
United States 10 Year Note	(2,244)	December 2020		(312,641)	543	(467)
United States Long Bond	(474)	December 2020		(84,137)	444	580
					1,015	(581)

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	—	(13)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	1	(241)
France CPI Excluding Tobacco (A)	Receiving	1.35	(A)	06/15/21	EUR	3,700	3	(108)
France CPI Excluding Tobacco (A)	Receiving	1.03	(A)	03/15/24	EUR	7,600	(8)	(310)
France CPI Excluding Tobacco (A)	Paying	1.28	(A)	11/15/34	EUR	500	—	35
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	1	104
HICP (A)	Receiving	0.09	(A)	05/15/22	EUR	16,800	(19)	22
HICP (A)	Receiving	0.33	(A)	07/15/22	EUR	4,100	(3)	8
U.K. Retail Price Index (A)	Receiving	3.60	(A)	09/15/34	GBP	1,990	8	(190)
U.K. Retail Price Index (A)	Paying	3.85	(A)	09/15/24	GBP	9,300	16	599
U.K. Retail Price Index (A)	Paying	3.33	(A)	01/15/25	GBP	24,100	33	(337)
U.K. Retail Price Index (A)	Paying	3.47	(A)	08/15/25	GBP	12,100	18	(10)
U.K. Retail Price Index (A)	Paying	3.39	(A)	01/15/30	GBP	2,300	(1)	12
U.K. Retail Price Index (A)	Paying	3.44	(A)	01/15/30	GBP	3,300	(2)	45
U.K. Retail Price Index (A)	Paying	3.40	(A)	06/15/30	GBP	9,900	(9)	547
U.K. Retail Price Index (A)	Paying	3.30	(A)	12/15/30	GBP	3,500	(3)	296
U.K. Retail Price Index (A)	Paying	3.14	(A)	04/15/31	GBP	6,600	(8)	505
U.S. CPURNSA (A)	Receiving	2.50	(A)	07/15/22		24,500	(26)	(571)
U.S. CPURNSA (A)	Receiving	2.21	(A)	02/05/23		19,770	(28)	(620)
U.S. CPURNSA (A)	Receiving	2.22	(A)	04/13/23		1,490	(2)	(53)
U.S. CPURNSA (A)	Receiving	2.26	(A)	04/27/23		10,364	(10)	(396)
U.S. CPURNSA (A)	Receiving	2.56	(A)	05/08/23		11,800	(13)	395
U.S. CPURNSA (A)	Receiving	1.80	(A)	08/25/27		3,700	—	31
U.S. CPURNSA (A)	Receiving	1.89	(A)	08/27/27		4,500	1	4
U.S. CPURNSA (A)	Paying	0.90	(A)	06/17/21		3,800	(3)	(36)
U.S. CPURNSA (A)	Paying	1.03	(A)	06/18/21		12,700	(8)	(108)
U.S. CPURNSA (A)	Paying	1.34	(A)	07/01/21		1,600	(1)	(14)
U.S. CPURNSA (A)	Paying	1.40	(A)	07/08/21		1,300	—	(11)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. CPURNSA (A)	Paying	1.42	(A)	07/09/21	7,500	(1)	(65)
U.S. CPURNSA (A)	Paying	1.69	(A)	08/07/21	7,600	2	(50)
U.S. CPURNSA (A)	Paying	1.84	(A)	08/14/21	1,800	1	(7)
U.S. CPURNSA (A)	Paying	1.83	(A)	08/14/21	3,400	1	(15)
U.S. CPURNSA (A)	Paying	1.86	(A)	08/26/21	8,900	5	(18)
U.S. CPURNSA (A)	Paying	2.34	(A)	02/05/28	10,040	(1)	615
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28	8,700	(2)	602
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28	7,900	(3)	566
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29	6,100	(2)	143
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29	14,500	(4)	(69)
U.S. CPURNSA (A)	Paying	1.28	(A)	05/19/30	2,200	—	(133)
						(67)	1,154

JNL/PIMCO Real Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.HY.34.V9 (Q)	5.00	06/20/25	10,304	(515)	(38)	(1,240)
CDX.NA.HY.35 (Q)	5.00	12/20/25	5,550	(232)	4	4
				(747)	(34)	(1,236)
Credit default swap agreements - sell protection
Daimler AG (Q)	1.00	12/20/20	(660)	1	—	(8)
General Electric Company (Q)	1.00	12/20/20	(400)	—	—	11
General Electric Company (Q)	1.00	12/20/23	(700)	(2)	—	38
				(1)	—	41

JNL/PIMCO Real Return Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro BOBL Future, Dec. 2020	228	EUR	130.50	11/20/20	—	—
Euro Bund Future, Dec. 2020	182	EUR	157.00	11/20/20	—	—
Euro Schatz Future, Dec. 2020	2,254	EUR	117.00	11/20/20	—	(2)
					—	(2)

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.35, 12/20/25	GSC	Put	98.00	11/18/20		800,000	(6)
CDX.NA.IG.33, 12/20/24	GSC	Put	250.00	03/17/21		4,500,000	(5)
CDX.NA.IG.34, 06/20/25	BNP	Put	95.00	11/18/20		4,100,000	(19)
CDX.NA.IG.34, 06/20/25	BNP	Put	100.00	12/16/20		4,500,000	(18)
CDX.NA.IG.34, 06/20/25	BNP	Put	100.00	01/20/21		1,100,000	(7)
CDX.NA.IG.34, 06/20/25	BOA	Put	90.00	10/21/20		4,900,000	(11)
CDX.NA.IG.34, 06/20/25	BOA	Put	100.00	11/18/20		4,500,000	(12)
CDX.NA.IG.34, 06/20/25	DUB	Put	105.00	11/18/20		2,000,000	(5)
CDX.NA.IG.34, 06/20/25	DUB	Put	100.00	12/16/20		8,100,000	(33)
CDX.NA.IG.34, 06/20/25	GSC	Put	80.00	10/21/20		1,600,000	(7)
CDX.NA.IG.34, 06/20/25	GSC	Put	100.00	11/18/20		2,000,000	(6)
CDX.NA.IG.34, 06/20/25	GSC	Put	100.00	12/16/20		10,200,000	(41)
CDX.NA.IG.34, 06/20/25	MSC	Put	95.00	12/16/20		1,800,000	(8)
ITRAXX.EUR.32, 12/20/24	GSC	Put	250.00	03/17/21	EUR	3,500,000	(1)
ITRAXX.EUR.33, 06/20/25	BNP	Call	47.50	11/18/20	EUR	3,200,000	—
ITRAXX.EUR.33, 06/20/25	BNP	Call	45.00	12/16/20	EUR	1,900,000	(1)
ITRAXX.EUR.33, 06/20/25	BOA	Call	47.50	11/18/20	EUR	1,600,000	—
ITRAXX.EUR.33, 06/20/25	BOA	Call	47.50	12/16/20	EUR	4,100,000	(1)
ITRAXX.EUR.33, 06/20/25	BOA	Call	45.00	12/16/20	EUR	3,200,000	(1)
ITRAXX.EUR.33, 06/20/25	DUB	Call	50.00	10/21/20	EUR	3,200,000	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/PIMCO Real Return Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
ITRAXX.EUR.33, 06/20/25	DUB	Call	45.00	12/16/20	EUR	19,400,000	(5)
ITRAXX.EUR.33, 06/20/25	GSC	Call	47.50	11/18/20	EUR	2,800,000	—
ITRAXX.EUR.33, 06/20/25	JPM	Call	50.00	10/21/20	EUR	3,500,000	—
ITRAXX.EUR.33, 06/20/25	BNP	Put	75.00	10/21/20	EUR	1,400,000	(1)
ITRAXX.EUR.33, 06/20/25	BNP	Put	90.00	11/18/20	EUR	3,200,000	(4)
ITRAXX.EUR.33, 06/20/25	BNP	Put	80.00	12/16/20	EUR	1,900,000	(5)
ITRAXX.EUR.33, 06/20/25	BOA	Put	90.00	11/18/20	EUR	1,600,000	(2)
ITRAXX.EUR.33, 06/20/25	BOA	Put	80.00	12/16/20	EUR	3,200,000	(9)
ITRAXX.EUR.33, 06/20/25	BOA	Put	85.00	12/16/20	EUR	4,100,000	(9)
ITRAXX.EUR.33, 06/20/25	DUB	Put	120.00	10/21/20	EUR	3,200,000	—
ITRAXX.EUR.33, 06/20/25	DUB	Put	80.00	12/16/20	EUR	19,400,000	(52)
ITRAXX.EUR.33, 06/20/25	GSC	Put	90.00	11/18/20	EUR	2,800,000	(4)
ITRAXX.EUR.33, 06/20/25	JPM	Put	120.00	10/21/20	EUR	3,500,000	—
							(273)
Inflation - Capped/Floor Options
Cap - US Urban Consumers Price Index	JPM	Call	4.00	04/22/24		19,400,000	(1)
Cap - US Urban Consumers Price Index	JPM	Call	4.00	05/16/24		1,700,000	—
Floor - US Urban Consumers Price Index	JPM	Call	0.00	10/02/20		8,600,000	—
							(1)

JNL/PIMCO Real Return Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	JPM	10/02/20	GBP	6,074	7,838	4
RUB/USD	CIT	10/16/20	RUB	10,200	131	(12)
USD/AUD	BOA	10/02/20	AUD	(18,781)	(13,452)	415
USD/CAD	JPM	10/02/20	CAD	(7,251)	(5,447)	127
USD/EUR	UBS	10/02/20	EUR	(57,838)	(67,785)	1,239
USD/GBP	JPM	10/02/20	GBP	(25,829)	(33,329)	1,446
USD/JPY	CIT	10/02/20	JPY	(2,294,700)	(21,754)	(73)
USD/MXN	JPM	12/09/20	MXN	(13,287)	(596)	(12)
USD/NZD	MSC	10/02/20	NZD	(20,663)	(13,667)	316
USD/PEN	BNP	10/23/20	PEN	(18,421)	(5,113)	63
USD/PEN	CIT	10/23/20	PEN	(6,549)	(1,818)	38
USD/PEN	JPM	10/23/20	PEN	(3,436)	(954)	1
					(155,946)	3,552

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/PPM America Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 94.1%
Consumer Discretionary 13.9%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 1.90%, (1M USD LIBOR + 1.75%), 11/14/26 (a)	4,327	4,142
24 Hour Fitness Worldwide, Inc.
2020 DIP Roll-up Term Loan, 11.00%, (3M USD LIBOR + 10.00%), 06/17/21 (a)	1,058	883
2020 DIP New Money Term Loan, 11.00%, (3M USD LIBOR + 10.00%), 06/21/21 (a)	2,891	2,415
2018 Term Loan B, 0.00%, 05/30/25 (b) (c)	2,879	86
Adient US LLC
Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 05/03/24 (a)	2,766	2,730
Term Loan B, 4.49%, (3M USD LIBOR + 4.25%), 05/03/24 (a)	938	926
Allied Universal Holdco LLC
2019 Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 06/18/26 (a)	3,384	3,343
Alterra Mountain Company
Term Loan B1, 2.90%, (1M USD LIBOR + 2.75%), 06/28/24 (a)	3,059	2,943
American Axle and Manufacturing, Inc.
Term Loan B, 3.00%, (1M USD LIBOR + 2.25%), 03/10/24 (a)	2,950	2,808
Aramark Services, Inc.
2019 Term Loan B4, 1.90%, (1M USD LIBOR + 1.75%), 12/04/26 (a)	4,408	4,206
Aristocrat Leisure Limited
2020 Incremental Term Loan B, 4.75%, (3M USD LIBOR + 3.75%), 10/19/24 (a)	3,345	3,323
Bass Pro Group, LLC
Term Loan B, 5.75%, (3M USD LIBOR + 5.00%), 11/15/23 (a)	2,953	2,921
Bombardier Recreational Products, Inc.
2020 Term Loan, 2.16%, (1M USD LIBOR + 2.00%), 05/24/27 (a)	3,357	3,245
Boyd Gaming Corporation
Term Loan B3, 2.35%, (3M USD LIBOR + 2.25%), 09/15/23 (a)	3,489	3,388
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 12/23/24 (a)	3,361	3,141
Callaway Golf Company
Term Loan B, 4.65%, (3M USD LIBOR + 4.50%), 12/31/25 (a)	2,800	2,802
CityCenter Holdings, LLC
2017 Term Loan B, 3.00%, (1M USD LIBOR + 2.25%), 04/14/24 (a)	3,975	3,807
Coinamatic Canada Inc.
Canadian 1st Lien Term Loan, 4.25%, (3M USD LIBOR + 3.25%), 05/13/22 (a)	319	312
Core & Main LP
2017 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 07/19/24 (a)	1,374	1,344
2017 Term Loan B, 3.75%, (6M USD LIBOR + 2.75%), 07/19/24 - 08/01/24 (a)	2,109	2,063
Creative Artists Agency, LLC
2019 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 11/19/26 (a)	1,886	1,807
Dana Incorporated
Term Loan B, 2.41%, (1M USD LIBOR + 2.25%), 02/27/26 (a)	3,101	3,020
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1M USD LIBOR + 2.50%), 02/01/24 (a)	4,176	4,042
Delta Air Lines, Inc.
Term Loan B, 0.00%, (3M USD LIBOR + 3.75%), 09/16/27 (a) (d)	290	292
DexKo Global Inc.
2018 USD Term Loan, 4.50%, (1M USD LIBOR + 3.50%), 07/24/24 (a)	1	1
Fitness International, LLC
2018 Term Loan B, 4.32%, (3M USD LIBOR + 3.25%), 04/13/25 (a)	2,447	1,499
Four Seasons Hotels Limited
New 1st Lien Term Loan, 2.16%, (1M USD LIBOR + 2.00%), 11/30/23 (a)	4,374	4,248
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3M USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (a)	3,390	3,013
Hoya Midco, LLC
2017 1st Lien Term Loan, 4.57%, (6M USD LIBOR + 3.50%), 06/21/24 - 06/27/24 (a)	1,138	973
Inmar Holdings, Inc.
2017 1st Lien Term Loan, 5.07%, (3M USD LIBOR + 4.00%), 04/25/24 (a)	1,272	1,202
Interior Logic Group Holdings IV LLC
2018 Term Loan B, 4.16%, (1M USD LIBOR + 4.00%), 05/21/25 (a) (e)	2,909	2,793
International Textile Group, Inc.
1st Lien Term Loan, 5.30%, (3M USD LIBOR + 5.00%), 04/19/24 (a)	8	7
1st Lien Term Loan, 5.37%, (3M USD LIBOR + 5.00%), 04/19/24 (a)	1,274	1,032
IRB Holding Corp
2020 Term Loan B, 3.75%, (6M USD LIBOR + 2.75%), 02/05/25 (a)	3,633	3,463
2020 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 02/05/25 (a)	9	9
Janus International Group, LLC
2018 1st Lien Term Loan, 4.82%, (1M USD LIBOR + 3.75%), 02/07/25 (a)	2,840	2,762
Jo-Ann Stores, Inc.
2016 Term Loan, 6.00%, (3M USD LIBOR + 5.00%), 09/29/23 (a)	1,964	1,671
Kestrel Bidco Inc.
Term Loan B, 4.00%, (6M USD LIBOR + 3.00%), 07/31/26 (a)	1,094	945
Lifetime Brands, Inc.
Term Loan B, 3.66%, (1M USD LIBOR + 3.50%), 03/13/25 (a) (e)	2,241	2,164
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 1.90%, (1M USD LIBOR + 1.75%), 08/29/25 (a)	2,960	2,823
Michaels Stores, Inc.
2018 Term Loan B, 3.50%, (1M USD LIBOR + 2.50%), 01/01/23 (a)	1,205	1,198
2018 Term Loan B, 3.56%, (1M USD LIBOR + 2.50%), 01/01/23 (a)	712	707
2018 Term Loan B, 3.57%, (3M USD LIBOR + 2.50%), 01/01/23 (a)	699	695
Milano Acquisition Corp
Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 08/17/27 (a) (d)	2,850	2,814
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3M USD LIBOR + 5.25%), 12/31/23 (a)	2,293	2,329
Mohegan Tribal Gaming Authority
2016 Term Loan B, 7.37%, (3M USD LIBOR + 6.38%), 10/30/23 (a)	1,036	921
New Constellis Borrower LLC
2020 Priority Term Loan, 11.00%, (3M USD LIBOR + 10.00%), 06/30/21 (a) (e)	213	209
2020 Term Loan, 8.50%, (1M USD LIBOR + 7.50%), 03/27/24 (a)	468	429
2020 2nd Lien PIK Term Loan, 12.00%, (1M USD LIBOR + 11.00%), 03/27/25 (a)	328	180
Panther BF Aggregator 2 LP
USD Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 03/13/26 (a)	3,020	2,938
PCI Gaming Authority
Term Loan, 2.65%, (1M USD LIBOR + 2.50%), 05/15/26 (a)	1,916	1,857
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 3.00%, (1M USD LIBOR + 2.25%), 08/15/25 (a)	3,772	3,661
Playa Resorts Holding B.V.
2017 Term Loan B, 3.75%, (1M USD LIBOR + 2.75%), 04/07/24 (a)	2,744	2,398
ProQuest LLC
2019 Term Loan, 3.66%, (1M USD LIBOR + 3.50%), 10/16/26 (a)	2,455	2,422

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Rodan & Fields, LLC
2018 Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 06/07/25 (a)	1,760	1,195
Scientific Games International, Inc.
2018 Term Loan B5, 2.90%, (1M USD LIBOR + 2.75%), 08/14/24 (a)	772	725
2018 Term Loan B5, 3.61%, (6M USD LIBOR + 2.75%), 08/14/24 (a)	3,156	2,963
Serta Simmons Bedding, LLC
1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 10/21/23 (a)	4,619	1,618
SIWF Holdings Inc.
1st Lien Term Loan, 4.47%, (3M USD LIBOR + 4.25%), 05/25/25 (a)	3,408	3,269
Spin Holdco Inc.
2017 Term Loan B, 4.25%, (3M USD LIBOR + 3.25%), 11/14/22 (a)	3,599	3,520
SRAM, LLC
2018 Term Loan B, 3.75%, (6M USD LIBOR + 2.75%), 03/15/24 (a)	2,816	2,802
2018 Term Loan B, 3.75%, (6M USD LIBOR + 1.75%), 03/15/24 (a)	250	249
Staples, Inc.
7 Year Term Loan, 5.25%, (3M USD LIBOR + 5.00%), 04/05/26 (a)	1,500	1,392
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 3.81%, (3M USD LIBOR + 3.50%), 06/29/25 (a)	2,429	2,421
Station Casinos LLC
2020 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 01/30/27 (a)	2,239	2,136
Tenneco, Inc.
2018 Term Loan B, 3.15%, (3M USD LIBOR + 3.00%), 10/01/25 (a)	3,359	3,021
TI Group Automotive Systems, L.L.C.
2015 USD Term Loan, 3.25%, (3M USD LIBOR + 2.50%), 06/25/22 (a)	2,690	2,680
Trader Corporation
2017 Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 09/28/23 (a)	2,610	2,531
TruGreen Limited Partnership
2019 Term Loan, 3.91%, (1M USD LIBOR + 3.75%), 03/19/26 (a)	1,856	1,836
WASH Multifamily Laundry Systems, LLC
2015 1st Lien Term Loan, 4.25%, (3M USD LIBOR + 3.25%), 05/15/22 (a)	1,819	1,781
WideOpenWest Finance LLC
2017 Term Loan B, 4.25%, (1M USD LIBOR + 3.25%), 08/19/23 (a)	2,952	2,902
WMG Acquisition Corp.
2018 Term Loan F, 2.28%, (1M USD LIBOR + 2.13%), 11/01/23 (a)	2,635	2,586
		150,979
Information Technology 13.3%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6M USD LIBOR + 3.50%), 04/26/24 (a)	2,799	2,611
USD 1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 04/26/24 (a)	1,093	1,020
USD 2nd Lien Term Loan , 8.25%, (6M USD LIBOR + 7.25%), 04/27/25 (a)	950	890
AppLovin Corporation
2018 Term Loan B, 3.66%, (1M USD LIBOR + 3.50%), 07/13/26 (a)	2,334	2,298
Avast Software B.V.
2018 USD Term Loan B, 3.25%, (3M USD LIBOR + 2.25%), 09/30/23 (a)	414	411
Banff Merger Sub Inc.
2018 USD Term Loan B, 4.41%, (1M USD LIBOR + 4.25%), 06/30/25 (a)	3,910	3,787
Blackhawk Network Holdings, Inc.
2018 1st Lien Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 05/31/25 (a)	2,013	1,893
Brave Parent Holdings, Inc.
1st Lien Term Loan, 4.16%, (1M USD LIBOR + 4.00%), 04/17/25 (a)	2,205	2,172
Cabot Microelectronics Corporation
2019 Term Loan B1, 2.19%, (1M USD LIBOR + 2.00%), 11/14/25 (a)	2,711	2,650
Cardtronics USA, Inc.
Term Loan B, 5.00%, (1M USD LIBOR + 4.00%), 06/25/27 (a) (e)	1,667	1,659
Castle US Holding Corporation
USD Term Loan B, 3.97%, (3M USD LIBOR + 3.75%), 02/28/27 (a)	1,034	992
CommScope, Inc.
2019 Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 02/07/26 (a)	3,878	3,772
Cornerstone OnDemand, Inc.
Term Loan B, 4.41%, (1M USD LIBOR + 4.25%), 04/22/27 (a)	2,775	2,767
DCert Buyer, Inc.
2019 Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 07/31/26 (a)	3,023	2,980
Dell International LLC
2019 Term Loan B, 2.75%, (1M USD LIBOR + 2.00%), 09/11/25 (a)	4,405	4,382
Dynatrace LLC
2018 1st Lien Term Loan, 2.40%, (1M USD LIBOR + 2.25%), 08/08/25 (a)	1,352	1,327
Entegris, Inc.
2018 Term Loan B, 2.16%, (1M USD LIBOR + 2.00%), 11/05/25 (a)	544	542
Eta Australia Holdings III Pty Ltd
Term Loan, 4.16%, (1M USD LIBOR + 4.00%), 03/08/26 (a)	1,856	1,794
EVO Payments International LLC
2018 1st Lien Term Loan, 3.41%, (1M USD LIBOR + 3.25%), 12/22/23 (a)	2,671	2,634
Global Tel*Link Corporation
2018 1st Lien Term Loan, 4.41%, (1M USD LIBOR + 4.25%), 11/29/25 (a)	1,083	936
2018 2nd Lien Term Loan, 8.41%, (1M USD LIBOR + 8.25%), 11/29/26 (a)	1,000	685
GlobalLogic Holdings Inc.
2018 Add On 1st Lien Term Loan, 2.91%, (3M USD LIBOR + 2.75%), 07/27/25 (a)	3,128	3,038
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 1.91%, (1M USD LIBOR + 1.75%), 02/15/24 (a)	3,875	3,794
Hyland Software, Inc.
2018 1st Lien Term Loan, 0.00%, (3M USD LIBOR + 3.50%), 07/01/24 (a) (d)	1,979	1,969
IRI Holdings, Inc.
2018 1st Lien Term Loan, 4.40%, (1M USD LIBOR + 4.25%), 11/06/25 (a)	2,402	2,371
LogMeIn, Inc.
Term Loan B, 4.91%, (3M USD LIBOR + 4.75%), 08/31/27 (a)	2,850	2,749
MA FinanceCo., LLC
USD Term Loan B3, 2.66%, (1M USD LIBOR + 2.50%), 04/19/24 (a)	550	521
McAfee, LLC
2018 USD Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 09/30/24 (a)	4,323	4,287
MH Sub I, LLC
2017 1st Lien Term Loan, 4.57%, (1M USD LIBOR + 3.50%), 08/09/24 (a)	2,958	2,873
MKS Instruments, Inc.
2019 Term Loan B6, 1.91%, (3M USD LIBOR + 1.75%), 02/01/26 (a)	3,373	3,316
MLN US HoldCo LLC
2018 1st Lien Term Loan, 4.66%, (3M USD LIBOR + 4.50%), 07/13/25 (a)	3,953	3,366
NCR Corporation
2019 Term Loan, 2.65%, (1M USD LIBOR + 2.50%), 04/12/25 (a)	4,162	4,051
NeuStar, Inc.
2018 Term Loan B4, 4.57%, (1M USD LIBOR + 3.50%), 08/08/24 (a)	3,328	3,119
ON Semiconductor Corporation
2019 Term Loan B, 2.16%, (1M USD LIBOR + 2.00%), 09/13/26 (a)	4,461	4,386

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Presidio, Inc.
2020 Term Loan B, 3.77%, (3M USD LIBOR + 3.50%), 12/19/26 (a)	456	450
Rackspace Hosting, Inc.
2017 Incremental 1st Lien Term Loan, 4.00%, (1M USD LIBOR + 3.00%), 11/03/23 (a)	1,686	1,652
Radiate Holdco, LLC
1st Lien Term Loan, 3.75%, (1M USD LIBOR + 3.00%), 12/09/23 (a)	2,272	2,232
Refinitiv US Holdings Inc.
2018 USD Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 09/12/25 (a)	5,954	5,889
Rocket Software, Inc.
2018 Term Loan, 4.41%, (1M USD LIBOR + 4.25%), 11/20/25 (a)	2,361	2,310
Science Applications International Corporation
2020 Incremental Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 03/05/27 (a)	1,290	1,273
Seattle Spinco, Inc.
USD Term Loan B3, 2.66%, (1M USD LIBOR + 2.50%), 04/19/24 (a)	3,713	3,518
Severin Acquisition, LLC
2018 Term Loan B, 3.41%, (1M USD LIBOR + 3.25%), 06/15/25 (a)	3,640	3,526
Sirius Computer Solutions, Inc.
2020 Term Loan, 3.65%, (1M USD LIBOR + 3.50%), 07/01/26 (a)	3,772	3,681
Solera, LLC
USD Term Loan B, 2.94%, (3M USD LIBOR + 2.75%), 03/03/23 (a)	2,003	1,959
Sophia, L.P.
2017 Term Loan B, 4.25%, (1M USD LIBOR + 3.25%), 09/30/22 (a)	4,352	4,329
Term Loan, 0.00%, (3M USD LIBOR + 3.75%), 10/06/27 (a) (d)	4,200	4,170
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 1.90%, (1M USD LIBOR + 1.75%), 02/27/25 (a)	1,977	1,911
SS&C Technologies Inc.
2018 Term Loan B3, 1.90%, (1M USD LIBOR + 1.75%), 02/27/25 (a)	2,821	2,727
SurveyMonkey Inc.
2018 Term Loan B, 3.86%, (3M USD LIBOR + 3.75%), 10/10/25 (a)	2,035	2,017
Tech Data Corporation
ABL Term Loan, 3.64%, (1M USD LIBOR + 3.50%), 06/30/25 (a)	5,825	5,836
ABL FILO Term Loan, 5.64%, (1M USD LIBOR + 5.50%), 06/30/25 (a)	1,416	1,379
TriTech Software Systems
2018 1st Lien Term Loan, 3.91%, (3M USD LIBOR + 3.75%), 08/16/25 (a)	2,763	2,471
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.25%, (3M USD LIBOR + 4.00%), 08/09/25 (a)	3,100	2,770
Western Digital Corporation
2018 Term Loan B4, 1.91%, (1M USD LIBOR + 1.75%), 04/29/23 (a)	3,884	3,846
WEX Inc.
Term Loan B3, 2.41%, (1M USD LIBOR + 2.25%), 05/17/26 (a)	2,617	2,523
Xperi Corporation
2020 Term Loan B, 4.16%, (1M USD LIBOR + 4.00%), 06/01/25 (a)	1,889	1,838
		144,349
Health Care 13.0%
Accelerated Health Systems, LLC
Term Loan B, 3.65%, (3M USD LIBOR + 3.50%), 11/02/25 (a)	3,083	2,990
ADMI Corp.
2018 Term Loan B, 2.91%, (1M USD LIBOR + 2.75%), 04/06/24 (a)	2,325	2,230
Agiliti Health, Inc
Term Loan, 0.00%, (3M USD LIBOR + 3.00%), 01/04/26 (a) (d)	700	686
Agiliti Health, Inc.
Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 10/10/25 (a)	5	5
Term Loan, 3.19%, (1M USD LIBOR + 3.00%), 10/18/25 (a)	2,006	1,941
Air Methods Corporation
2017 Term Loan B, 4.50%, (3M USD LIBOR + 3.50%), 04/12/24 (a)	3,573	3,117
Aldevron, L.L.C.
2019 Term Loan B, 5.25%, (1M USD LIBOR + 4.25%), 09/20/26 (a)	2,971	2,969
Alliance Healthcare Services, Inc.
2017 Term Loan B, 5.50%, (1M USD LIBOR + 4.50%), 10/20/23 (a)	2,272	1,704
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 3.66%, (1M USD LIBOR + 3.50%), 08/15/24 (a)	2,351	2,281
Amneal Pharmaceuticals LLC
2018 Term Loan B, 3.69%, (1M USD LIBOR + 3.50%), 03/26/25 (a)	2,966	2,788
ASP Navigate Acquisition Corp
2017 Term Loan B, 0.00%, (3M USD LIBOR + 4.50%), 09/30/27 (a) (d)	239	236
Athenahealth, Inc.
2019 Term Loan B, 4.63%, (1M USD LIBOR + 4.50%), 01/25/26 (a)	9	9
2019 Term Loan B, 4.75%, (3M USD LIBOR + 4.50%), 01/25/26 (a)	3,553	3,491
ATI Holdings Acquisition, Inc.
2016 Term Loan, 4.57%, (3M USD LIBOR + 3.50%), 05/10/23 (a)	3,418	3,232
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 3.90%, (1M USD LIBOR + 3.75%), 07/23/25 (a)	3,179	2,925
Bausch Health Companies Inc.
2018 Term Loan B, 0.00%, (3M USD LIBOR + 3.00%), 05/17/25 (a) (d)	855	837
2018 Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 05/19/25 (a)	4,436	4,343
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3M USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	5,159	5,043
CHG Healthcare Services Inc.
2017 1st Lien Term Loan B, 4.00%, (6M USD LIBOR + 3.00%), 06/07/23 (a)	4,132	4,057
Da Vinci Purchaser Corp.
2019 Term Loan, 5.24%, (3M USD LIBOR + 4.00%), 12/10/26 (a)	2,918	2,879
DaVita, Inc.
2020 Term Loan B, 1.91%, (1M USD LIBOR + 1.75%), 07/30/26 (a)	2,787	2,733
Elanco Animal Health Incorporated
Term Loan B, 1.91%, (1M USD LIBOR + 1.75%), 02/04/27 (a)	3,526	3,423
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 5.00%, (3M USD LIBOR + 4.25%), 04/12/24 (a)	3,522	3,346
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.90%, (3M USD LIBOR + 3.75%), 09/27/25 (a)	3,187	2,292
ExamWorks Group, Inc.
2017 Term Loan, 4.32%, (1M USD LIBOR + 3.25%), 07/27/23 (a)	3,567	3,538
Gentiva Health Services, Inc.
2020 Term Loan, 3.44%, (1M USD LIBOR + 3.25%), 07/02/25 (a)	4,430	4,333
Global Medical Response, Inc.
2018 Term Loan B1, 4.25%, (3M USD LIBOR + 3.25%), 04/28/22 (a)	3,223	3,212
2018 Term Loan B1, 0.00%, (3M USD LIBOR + 4.75%), 09/24/25 (a) (d)	4,059	3,964
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 2.10%, (3M USD LIBOR + 2.00%), 11/15/27 (a)	4,111	4,021
Jaguar Holding Company II
2018 Term Loan , 3.50%, (1M USD LIBOR + 2.50%), 08/18/22 (a)	1,661	1,654

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Kindred Healthcare LLC
2018 1st Lien Term Loan, 5.19%, (1M USD LIBOR + 5.00%), 06/21/25 (a)	2,751	2,696
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 06/07/23 (a)	3,603	3,541
National Mentor Holdings, Inc.
2019 Term Loan B, 4.41%, (1M USD LIBOR + 4.25%), 03/09/26 (a)	3,565	3,509
2019 Term Loan C, 4.41%, (1M USD LIBOR + 4.25%), 03/09/26 (a)	163	160
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.41%, (1M USD LIBOR + 3.25%), 06/01/25 (a)	3,896	3,723
Parexel International Corporation
Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 08/06/24 (a)	824	789
Phoenix Guarantor Inc.
2020 Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 03/05/26 (a)	4,175	4,059
Prestige Brands, Inc.
Term Loan B4, 2.16%, (1M USD LIBOR + 2.00%), 01/20/24 (a)	2,942	2,914
Radiology Partners Inc
2018 1st Lien Term Loan B, 5.29%, (1Y USD LIBOR+ 4.25%), 06/28/25 (a)	1,675	1,602
2018 1st Lien Term Loan B, 5.99%, (3M USD LIBOR + 4.25%), 06/28/25 (a)	1,954	1,869
RadNet, Inc.
Reprice Term Loan, 4.75%, (3M USD LIBOR + 3.75%), 06/30/23 (a)	2,929	2,885
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 11/09/25 (a)	4,387	4,255
Select Medical Corporation
2017 Term Loan B, 2.78%, (6M USD LIBOR + 2.50%), 03/06/25 (a)	4,282	4,159
Sound Inpatient Physicians
2018 1st Lien Term Loan, 2.90%, (3M USD LIBOR + 2.75%), 06/19/25 (a)	4,067	3,981
Surgery Center Holdings, Inc.
2017 Term Loan B, 4.25%, (1M USD LIBOR + 3.25%), 06/18/24 (a)	3,155	2,966
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1M USD LIBOR + 2.75%), 01/12/24 (a)	3,570	2,985
U.S. Anesthesia Partners, Inc.
2017 Term Loan, 4.00%, (6M USD LIBOR + 3.00%), 06/16/24 (a)	3,255	3,068
U.S. Renal Care, Inc.
2019 Term Loan B, 5.15%, (1M USD LIBOR + 5.00%), 06/12/26 (a)	3,548	3,452
Upstream Newco, Inc.
2019 Term Loan, 4.65%, (1M USD LIBOR + 4.50%), 10/21/26 (a)	1,890	1,772
Vizient, Inc.
2020 Term Loan B6, 2.16%, (1M USD LIBOR + 2.00%), 05/06/26 (a)	1,261	1,231
Wellpath Holdings, Inc.
2018 1st Lien Term Loan, 5.76%, (3M USD LIBOR + 5.50%), 09/25/25 (a)	1,114	1,032
2018 1st Lien Term Loan, 6.57%, (3M USD LIBOR + 5.50%), 09/25/25 (a)	1,844	1,709
Zelis Healthcare Corporation
Term Loan B, 4.90%, (1M USD LIBOR + 4.75%), 09/26/26 (a)	1,886	1,870
		140,506
Industrials 12.9%
Advanced Disposal Services Inc.
Term Loan B3, 3.00%, (3M USD LIBOR + 2.25%), 11/10/23 (a)	2,933	2,926
AI Mistral Holdco Limited
2017 Term Loan B, 4.00%, (3M USD LIBOR + 3.00%), 01/26/24 (a)	1,700	1,284
Allegiant Travel Company
2020 Term Loan, 3.25%, (3M USD LIBOR + 3.00%), 02/05/24 (a)	1,388	1,277
Altra Industrial Motion Corp.
2018 Term Loan B, 2.16%, (1M USD LIBOR + 2.00%), 09/26/25 (a)	3,534	3,426
APi Group DE, Inc.
Term Loan B, 2.65%, (1M USD LIBOR + 2.50%), 09/25/26 (a)	2,461	2,408
Autokiniton US Holdings, Inc.
2018 Term Loan B, 6.53%, (1M USD LIBOR + 6.38%), 05/18/25 (a) (e)	1,672	1,596
Beacon Roofing Supply, Inc.
2017 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 01/02/25 (a)	1,911	1,848
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.25%, (3M USD LIBOR + 4.25%), 06/16/24 (a)	337	313
2017 Term Loan, 5.25%, (3M USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	1,235	1,147
BrightView Landscapes, LLC
2018 1st Lien Term Loan B, 2.69%, (1M USD LIBOR + 2.50%), 08/09/25 - 08/15/25 (a)	3,722	3,680
Brookfield WEC Holdings Inc.
2020 Term Loan, 3.75%, (1M USD LIBOR + 3.00%), 08/01/25 (a)	3,819	3,718
Builders FirstSource, Inc.
2017 Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 02/29/24 (a)	399	391
Camelot U.S. Acquisition 1 Co.
Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 10/31/26 (a)	3,133	3,070
DG Investment Intermediate Holdings 2, Inc.
2018 1st Lien Term Loan, 3.75%, (1M USD LIBOR + 3.00%), 01/31/25 (a)	3,596	3,445
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.72%, (3M USD LIBOR + 3.50%), 04/06/26 (a)	426	374
2020 Term Loan B1, 3.72%, (3M USD LIBOR + 3.50%), 04/06/26 (a)	792	696
Electrical Components International, Inc.
2018 1st Lien Term Loan, 4.41%, (1M USD LIBOR + 4.25%), 06/22/25 (a)	2,918	2,575
Element Materials Technology Group US Holdings Inc.
2017 USD Term Loan B, 4.50%, (3M USD LIBOR + 3.50%), 06/28/24 - 06/29/24 (a)	1,321	1,255
Encapsys, LLC
2020 Term Loan B2, 4.25%, (1M USD LIBOR + 3.25%), 11/07/24 (a)	3,232	3,167
Engineered Machinery Holdings, Inc.
USD 1st Lien Term Loan, 4.00%, (3M USD LIBOR + 3.00%), 07/25/24 (a)	1,010	983
EWT Holdings III Corp.
2020 Term Loan, 2.91%, (1M USD LIBOR + 2.75%), 12/20/24 (a)	3,354	3,296
Filtration Group Corporation
2018 1st Lien Term Loan, 3.15%, (3M USD LIBOR + 3.00%), 03/27/25 (a)	3,770	3,691
Gardner Denver, Inc.
2020 USD Term Loan B2, 1.91%, (1M USD LIBOR + 1.75%), 03/01/27 (a)	4,167	4,023
Gates Global LLC
2017 USD Repriced Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 04/01/24 (a)	6,382	6,278
Genesee & Wyoming Inc.
Term Loan, 2.22%, (3M USD LIBOR + 2.00%), 10/29/26 (a)	4,354	4,279
GFL Environmental Inc.
2018 USD Term Loan B, 4.00%, (3M USD LIBOR + 3.00%), 05/11/25 (a)	660	656
2018 USD Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 05/11/25 (a)	3,687	3,666
Graham Packaging Company Inc.
Term Loan, 4.50%, (1M USD LIBOR + 3.75%), 07/28/27 (a)	1,856	1,843
Hamilton Holdco, LLC
2018 Term Loan B, 2.31%, (3M USD LIBOR + 2.00%), 06/01/25 (a)	4,331	4,223

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Harbor Freight Tools USA, Inc.
2018 Term Loan B, 3.25%, (1M USD LIBOR + 2.50%), 08/16/23 (a)	3,273	3,223
Hillman Group Inc. (The)
2018 Term Loan B, 5.07%, (1M USD LIBOR + 4.00%), 05/16/25 (a)	3,521	3,437
IBC Capital Limited
2018 1st Lien Term Loan, 3.98%, (3M USD LIBOR + 3.75%), 09/11/23 (a)	3,589	3,362
MX Holdings US, Inc.
2018 USD Term Loan B1C, 3.50%, (1M USD LIBOR + 2.75%), 06/18/25 (a)	2,646	2,598
Navistar International Corporation
2017 1st Lien Term Loan B, 3.66%, (1M USD LIBOR + 3.50%), 11/01/24 (a)	4,046	4,006
Pelican Products, Inc.
2018 1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 04/18/25 (a)	2,744	2,612
PODS, LLC
2018 1st Lien Term Loan, 3.75%, (1M USD LIBOR + 2.75%), 11/21/24 (a)	3,977	3,889
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.25%, (3M USD LIBOR + 3.25%), 12/31/22 (a)	1,190	1,178
2019 Term Loan B1, 4.25%, (1Y USD LIBOR+ 3.25%), 12/31/22 (a)	1,190	1,178
2019 Term Loan B1, 4.25%, (1M USD LIBOR + 3.25%), 12/31/22 (a)	1,284	1,271
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.90%, (1M USD LIBOR + 2.75%), 02/05/23 (a)	627	618
USD 2017 Term Loan, 2.91%, (3M USD LIBOR + 2.75%), 02/05/23 (a)	3,809	3,757
Robertshaw US Holding Corp
2018 2nd Lien Term Loan, 9.00%, (6M USD LIBOR + 8.00%), 02/14/26 (a)	373	221
Sabre Industries, Inc.
2019 Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 04/09/26 (a)	2,755	2,724
Spectrum Holdings III Corp.
1st Lien Term Loan, 3.56%, (3M USD LIBOR + 3.25%), 01/26/25 (a)	2,218	2,004
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1M USD LIBOR + 3.25%), 11/02/26 (a)	4,071	3,942
Titan Acquisition Limited
2018 Term Loan B, 0.00%, (3M USD LIBOR + 3.00%), 03/16/25 (a) (d)	2,300	2,167
TransDigm, Inc.
2020 Term Loan G, 2.41%, (1M USD LIBOR + 2.25%), 08/22/24 (a)	493	466
2020 Term Loan E, 2.40%, (1M USD LIBOR + 2.25%), 05/30/25 (a)	3,934	3,713
USI, Inc.
2017 Repriced Term Loan, 3.31%, (3M USD LIBOR + 3.00%), 05/16/24 (a)	3,605	3,482
USIC Holdings, Inc.
2017 Term Loan B, 4.25%, (1M USD LIBOR + 3.25%), 12/09/23 (a)	1,262	1,241
VC GB Holdings, Inc.
2017 1st Lien Term Loan, 4.00%, (1M USD LIBOR + 3.00%), 02/28/24 (a)	2,042	1,996
Ventia Deco LLC
2016 Term Loan B, 5.00%, (3M USD LIBOR + 4.00%), 05/21/22 (a)	3,367	3,325
Verra Mobility Corporation
2020 Term Loan B, 3.56%, (1M USD LIBOR + 3.25%), 02/28/25 (a)	4,344	4,247
Vertiv Group Corporation
Term Loan B, 3.16%, (3M USD LIBOR + 3.00%), 02/11/27 (a)	4,364	4,290
XPO Logistics, Inc.
2019 Term Loan B1, 2.65%, (1M USD LIBOR + 2.50%), 02/24/25 (a)	2,995	2,958
		139,439
Communication Services 11.4%
Alchemy Copyrights, LLC
Term Loan B, 4.00%, (1M USD LIBOR + 3.25%), 08/05/27 (a)	713	711
Altice Financing SA
2017 USD Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 07/31/25 (a)	2,535	2,416
USD 2017 1st Lien Term Loan, 2.89%, (1M USD LIBOR + 2.75%), 01/06/26 (a)	1,183	1,115
Altice France S.A.
USD Term Loan B12, 3.84%, (1M USD LIBOR + 3.69%), 01/31/26 (a)	3,473	3,338
2018 Term Loan B13, 4.15%, (1M USD LIBOR + 4.00%), 07/13/26 (a)	3,163	3,067
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 4.08%, (3M USD LIBOR + 3.00%), 04/22/26 (a)	1,675	1,069
CenturyLink, Inc.
2020 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 03/15/27 (a)	4,216	4,043
Charter Communications Operating, LLC
2019 Term Loan B1, 1.91%, (1M USD LIBOR + 1.75%), 04/30/25 (a)	3,654	3,585
Cincinnati Bell, Inc.
2017 Term Loan, 4.25%, (1M USD LIBOR + 3.25%), 10/02/24 (a)	2,940	2,938
Cogeco Communications (USA) II L.P.
Term Loan B, 2.16%, (1M USD LIBOR + 2.00%), 08/11/24 (a)	3,909	3,798
Connect Finco Sarl
Term Loan B, 4.65%, (1M USD LIBOR + 4.50%), 09/23/26 (a)	1,695	1,641
Consolidated Communications, Inc.
2016 Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 09/29/23 (a)	3,920	3,872
2016 Term Loan B, 0.00%, (3M USD LIBOR + 4.75%), 09/15/27 (a) (d)	1,429	1,412
CSC Holdings, LLC
2017 Term Loan B1, 2.40%, (1M USD LIBOR + 2.25%), 07/15/25 (a)	2,710	2,617
2018 Incremental Term Loan, 2.40%, (1M USD LIBOR + 2.25%), 01/31/26 (a)	920	888
2019 Term Loan B5, 2.65%, (1M USD LIBOR + 2.50%), 04/15/27 (a)	448	433
Diamond Sports Group, LLC
Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 08/24/26 (a)	1,703	1,314
Entercom Media Corp.
2019 Term Loan, 2.64%, (1M USD LIBOR + 2.50%), 11/18/24 (a)	2,315	2,173
2019 Term Loan, 4.75%, (PRIME + 2.50%), 11/18/24 (a)	4	4
GoodRx, Inc.
1st Lien Term Loan, 2.90%, (1M USD LIBOR + 2.75%), 10/10/25 (a)	2,898	2,840
Gray Television, Inc.
2018 Term Loan C, 2.66%, (1M USD LIBOR + 2.50%), 10/30/25 (a)	4,205	4,125
Hargray Communications Group, Inc.
2017 Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 03/23/24 (a)	3,382	3,357
iHeartCommunications, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 05/01/26 (a)	493	467
iHeartMedia, Inc.
2020 Incremental Term Loan, 4.75%, (1M USD LIBOR + 4.00%), 05/01/26 (a)	1,995	1,917
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 3.60%, (3M USD LIBOR + 5.50%), 07/28/21 (a)	246	250
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	3,268	3,279
Iridium Satellite LLC
Term Loan, 4.75%, (1M USD LIBOR + 3.75%), 10/08/27 (a)	4,519	4,505
Level 3 Financing Inc.
2019 Term Loan B, 1.90%, (1M USD LIBOR + 1.75%), 03/01/27 (a)	4,853	4,696

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Maxar Technologies Ltd.
Term Loan B, 2.91%, (1M USD LIBOR + 2.75%), 07/07/24 (a)	3,424	3,284
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 4.00%, (3M USD LIBOR + 3.00%), 10/27/24 (a)	3,429	3,368
NASCAR Holdings Inc.
Term Loan B, 2.89%, (1M USD LIBOR + 2.75%), 07/26/26 (a)	221	215
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.91%, (1M USD LIBOR + 2.75%), 07/15/26 (a)	2,357	2,302
PUG LLC
USD Term Loan, 3.65%, (3M USD LIBOR + 3.50%), 01/31/27 (a)	3,602	3,164
SBA Senior Finance II LLC
2018 Term Loan B, 1.91%, (3M USD LIBOR + 1.75%), 03/26/25 (a)	4,092	3,981
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3M USD LIBOR + 4.50%), 06/20/24 (a)	2,975	2,449
Sinclair Television Group Inc.
Term Loan B2, 2.41%, (3M USD LIBOR + 2.25%), 01/06/24 (a)	3,942	3,832
Telenet Financing USD LLC
2020 USD Term Loan AR, 2.15%, (1M USD LIBOR + 2.00%), 04/21/29 (a)	3,915	3,774
Telesat Canada
Term Loan B5, 2.90%, (1M USD LIBOR + 2.75%), 11/22/26 (a)	3,455	3,331
Terrier Media Buyer, Inc.
Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 10/04/26 (a)	4,322	4,210
T-Mobile USA, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 04/01/27 (a)	2,108	2,105
Univision Communications Inc.
2020 Replacement Term Loan, 4.75%, (1M USD LIBOR + 3.75%), 03/15/26 (a)	3,902	3,792
UPC Broadband Holding B.V.
Term Loan, 0.00%, (3M USD LIBOR + 3.50%), 01/19/29 - 01/31/29 (a) (d)	1,746	1,692
Vestcom Parent Holdings, Inc.
2016 1st Lien Term Loan, 5.07%, (3M USD LIBOR + 4.00%), 12/15/23 (a)	2,635	2,563
2016 1st Lien Term Loan, 6.25%, (3M USD LIBOR + 4.00%), 12/16/23 (a)	—	—
Virgin Media Bristol LLC
USD Term Loan N, 2.65%, (1M USD LIBOR + 2.50%), 10/03/27 (a)	6,090	5,902
Zayo Group Holdings, Inc.
USD Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 02/20/27 (a)	3,264	3,163
Ziggo Financing Partnership
USD Term Loan I, 2.65%, (1M USD LIBOR + 2.50%), 04/17/28 (a)	4,316	4,146
		123,143
Financials 10.5%
Acrisure, LLC
2020 Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 01/30/27 (a)	3,877	3,736
Advisor Group, Inc.
2019 Term Loan B, 5.16%, (1M USD LIBOR + 5.00%), 07/31/26 (a)	3,569	3,448
AlixPartners, LLP
2017 Term Loan B, 2.64%, (1M USD LIBOR + 2.50%), 03/28/24 (a)	4,586	4,468
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 05/07/25 (a)	3,881	3,764
AmWINS Group, Inc.
2017 Term Loan B, 3.75%, (1M USD LIBOR + 2.75%), 01/19/24 (a)	3,350	3,315
Aretec Group, Inc.
2018 Term Loan, 4.41%, (1M USD LIBOR + 4.25%), 08/15/25 (a)	3,784	3,594
AssuredPartners, Inc.
2020 Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 02/13/27 (a)	3,837	3,720
Asurion LLC
2017 Term Loan B4, 3.16%, (1M USD LIBOR + 3.00%), 08/04/22 (a)	5,121	5,055
2017 2nd Lien Term Loan, 6.65%, (1M USD LIBOR + 6.50%), 08/04/25 (a)	705	705
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.50%, (1M USD LIBOR + 1.75%), 01/15/25 (a)	2,191	2,127
BCP Renaissance Parent LLC
2017 Term Loan B, 4.50%, (3M USD LIBOR + 3.50%), 09/20/24 (a)	1,915	1,770
Belron Finance US LLC
2018 Term Loan B, 2.75%, (3M USD LIBOR + 2.50%), 11/19/25 (a)	2,947	2,903
Blackstone CQP Holdco LP
Term Loan B, 3.73%, (3M USD LIBOR + 3.50%), 05/29/24 (a)	2,429	2,374
Crown Finance US, Inc.
2018 USD Term Loan, 2.52%, (6M USD LIBOR + 2.25%), 02/05/25 (a)	2,936	1,941
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (1M USD LIBOR + 3.75%), 03/05/27 (a)	1,434	1,423
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 3.14%, (1M USD LIBOR + 3.00%), 06/26/25 (a)	4,154	4,004
First American Payment Systems, L.P.
2020 Term Loan B, 5.30%, (3M USD LIBOR + 5.00%), 02/24/27 (a) (e)	934	906
First Eagle Holdings, Inc.
2020 Term Loan B, 2.81%, (3M USD LIBOR + 2.50%), 02/02/27 (a)	3,254	3,171
Garrett LX III S.a r.l.
2018 USD Term Loan B, 5.75%, (PRIME + 2.50%), 09/22/25 (a)	3,952	3,810
Hub International Limited
2018 Term Loan B, 3.22%, (3M USD LIBOR + 3.00%), 04/25/25 (a)	9	9
2018 Term Loan B, 3.26%, (3M USD LIBOR + 3.00%), 04/25/25 (a)	3,491	3,370
INEOS Enterprises Holdings US Finco LLC
2020 USD Term Loan B, 4.50%, (1M USD LIBOR + 3.50%), 07/29/26 (a)	3,407	3,379
INEOS US Finance LLC
2017 USD Term Loan B, 2.21%, (3M USD LIBOR + 2.00%), 03/31/24 (a)	4,396	4,263
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 5.00%, (3M USD LIBOR + 4.00%), 11/21/24 (a)	2,902	2,843
iStar, Inc.
2016 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 06/28/23 (a)	2,086	2,034
Jane Street Group, LLC
2020 Term Loan, 3.16%, (1M USD LIBOR + 3.00%), 01/31/25 (a)	5,362	5,311
Lions Gate Capital Holdings LLC
2018 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 03/20/25 (a)	3,381	3,254
NAB Holdings LLC
2017 Repriced Term Loan, 4.00%, (3M USD LIBOR + 3.00%), 01/15/25 (a)	1,810	1,742
Nielsen Finance LLC
2020 USD Term Loan B5, 4.75%, (1M USD LIBOR + 3.75%), 06/06/25 (a)	2,997	2,991
Nuvei Technologies Corp.
USD Term Loan, 6.00%, (1M USD LIBOR + 5.00%), 09/29/25 (a)	349	349
Ryan Specialty Group, LLC
Term Loan, 4.00%, (1M USD LIBOR + 3.25%), 07/23/27 (a)	2,872	2,842
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 11/06/25 (a)	4,279	4,121

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
SolarWinds Holdings, Inc.
2018 Term Loan B, 2.91%, (1M USD LIBOR + 2.75%), 02/06/24 (a)	4,609	4,516
TKC Holdings, Inc.
2017 1st Lien Term Loan, 4.75%, (6M USD LIBOR + 3.75%), 02/08/23 (a)	2,864	2,681
Trans Union, LLC
2019 Term Loan B5, 1.91%, (1M USD LIBOR + 1.75%), 11/13/26 (a)	4,268	4,155
UFC Holdings, LLC
2019 Term Loan, 4.25%, (6M USD LIBOR + 3.25%), 04/25/26 (a)	4,030	3,954
VFH Parent LLC
2019 Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 03/02/26 (a)	3,659	3,631
Victory Capital Holdings, Inc.
2020 Term Loan B1, 2.80%, (3M USD LIBOR + 2.50%), 07/01/26 (a)	2,331	2,294
		113,973
Materials 10.3%
American Builders & Contractors Supply Co., Inc.
2019 Term Loan, 2.16%, (1M USD LIBOR + 2.00%), 01/15/27 (a)	3,762	3,655
Asplundh Tree Expert, LLC
Term Loan B, 0.00%, (3M USD LIBOR + 2.50%), 08/19/27 (a) (d)	1,900	1,896
Avantor Funding, Inc.
USD Term Loan B3, 3.25%, (1M USD LIBOR + 2.25%), 09/22/24 (a)	3,385	3,336
Ball Metalpack, LLC
2018 1st Lien Term Loan B, 4.76%, (3M USD LIBOR + 4.50%), 07/25/25 (a)	1,679	1,610
Berry Global, Inc.
Term Loan Y, 2.16%, (1M USD LIBOR + 2.00%), 07/01/26 (a)	3,818	3,699
BWAY Holding Company
2017 Term Loan B, 3.52%, (3M USD LIBOR + 3.25%), 04/03/24 (a)	2,220	2,079
Charter NEX US, Inc.
Incremental Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 05/16/24 (a)	2,082	2,028
Composite Resins Holding B.V.
2018 Term Loan B, 5.47%, (6M USD LIBOR + 4.25%), 06/27/25 (a) (e)	3,294	3,244
Consolidated Container Company LLC
2017 1st Lien Term Loan, 3.75%, (1M USD LIBOR + 2.75%), 05/10/24 - 05/22/24 (a)	3,099	3,065
Diamond (BC) B.V.
USD Term Loan , 3.16%, (1M USD LIBOR + 3.00%), 07/24/24 (a)	9	9
Element Solutions Inc.
2019 Term Loan B1, 2.16%, (1M USD LIBOR + 2.00%), 01/31/26 (a)	3,866	3,777
Ferro Corporation
2018 USD Term Loan B1, 2.56%, (3M USD LIBOR + 2.25%), 02/14/24 (a)	2,905	2,852
2018 USD Term Loan B2, 2.56%, (3M USD LIBOR + 2.25%), 02/14/24 (a)	1,495	1,469
2018 USD Term Loan B3, 2.56%, (3M USD LIBOR + 2.25%), 02/14/24 (a)	1,460	1,434
Flex Acquisition Company, Inc.
1st Lien Term Loan, 4.00%, (3M USD LIBOR + 3.00%), 12/15/23 (a)	4,135	4,036
Gemini HDPE LLC
Term Loan B, 2.76%, (3M USD LIBOR + 2.50%), 08/04/24 (a)	1,349	1,317
GYP Holdings III Corp.
2018 Term Loan B, 2.91%, (1M USD LIBOR + 2.75%), 05/15/25 (a)	3,710	3,639
Hexion Inc.
USD Exit Term Loan, 3.80%, (3M USD LIBOR + 3.50%), 06/27/26 (a)	3,990	3,921
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 5.25%, (3M USD LIBOR + 4.25%), 06/30/22 (a)	3,559	3,450
LTI Holdings, Inc.
2018 Add On 1st Lien Term Loan, 3.66%, (1M USD LIBOR + 3.50%), 08/15/25 (a)	3,734	3,462
Messer Industries GmbH
2018 USD Term Loan, 2.72%, (3M USD LIBOR + 2.50%), 10/10/25 (a)	3,841	3,755
Momentive Performance Materials Inc.
Term Loan B, 3.41%, (1M USD LIBOR + 3.25%), 04/18/24 (a)	980	936
Onex TSG Intermediate Corp.
1st Lien Term Loan, 5.00%, (3M USD LIBOR + 4.00%), 07/31/22 (a)	2,676	2,531
Perstorp Holding AB
USD Term Loan B, 5.82%, (6M USD LIBOR + 4.75%), 04/03/26 (a)	2,965	2,687
Plaze, Inc.
2019 Term Loan B, 4.57%, (1M USD LIBOR + 3.50%), 08/01/26 (a)	3,821	3,721
PMHC II, Inc.
2018 1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 03/20/25 (a)	1,070	965
2018 1st Lien Term Loan, 4.50%, (1Y USD LIBOR+ 3.50%), 03/20/25 (a)	835	753
2018 1st Lien Term Loan, 4.50%, (1Y USD LIBOR + 3.50%), 03/20/25 (a)	896	809
2018 2nd Lien Term Loan, 8.75%, (1Y USD LIBOR+ 7.75%), 03/22/26 (a)	250	222
Polar US Borrower, LLC
2018 1st Lien Term Loan, 4.91%, (3M USD LIBOR + 4.75%), 08/21/25 (a)	20	20
2018 1st Lien Term Loan, 4.91%, (1M USD LIBOR + 4.75%), 08/21/25 (a)	1,353	1,299
Polymer Additives, Inc.
2018 1st Lien Term Loan, 6.86%, (6M USD LIBOR + 6.00%), 07/25/25 (a)	1,763	1,386
PQ Corporation
2018 Term Loan B, 2.51%, (3M USD LIBOR + 2.25%), 02/08/25 (a)	2,528	2,461
Pro Mach Group, Inc.
2020 Delayed Draw Term Loan, 0.00%, (3M USD LIBOR + 1.75%), 03/07/25 (a) (d)	59	59
2018 Term Loan B, 2.89%, (3M USD LIBOR + 2.75%), 03/07/25 (a)	991	949
2020 Delayed Draw Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 03/07/25 (a)	120	119
2020 Incremental Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 03/07/25 (a)	238	232
Proampac PG Borrower LLC
2016 1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 11/18/23 (a)	2,844	2,804
2016 1st Lien Term Loan, 5.75%, (PRIME + 2.50%), 11/18/23 (a)	7	7
Quikrete Holdings, Inc.
2016 1st Lien Term Loan, 2.66%, (3M USD LIBOR + 2.50%), 11/03/23 (a)	4,241	4,122
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 0.00%, (3M USD LIBOR + 3.25%), 02/03/26 (a) (d)	1,646	1,615
Solenis Holdings LLC
2018 1st Lien Term Loan, 4.26%, (3M USD LIBOR + 4.00%), 06/26/25 - 12/18/25 (a)	3,187	3,107
2018 1st Lien Term Loan, 4.15%, (1M USD LIBOR + 4.00%), 12/18/25 (a)	8	8
Starfruit Finco B.V
2018 USD Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 09/20/25 (a)	5,528	5,344
Tosca Services, LLC
2020 Term Loan B, 5.25%, (1M USD LIBOR + 4.25%), 07/27/27 (a)	956	955
TricorBraun Holdings, Inc.
2016 1st Lien Term Loan, 4.75%, (3M USD LIBOR + 3.75%), 11/29/23 (a)	3,424	3,384
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.00%, (3M USD LIBOR + 3.00%), 10/05/24 (a)	2,765	2,692
Tronox Finance LLC
Term Loan B, 3.16%, (1M USD LIBOR + 3.00%), 09/11/24 (a)	1,749	1,719

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Term Loan B, 3.31%, (3M USD LIBOR + 3.00%), 09/11/24 (a)	1,234	1,213
Univar Solutions Inc.
2017 USD Term Loan B3, 2.41%, (1M USD LIBOR + 2.25%), 07/01/24 (a)	4,149	4,088
Wilsonart LLC
2017 Term Loan B, 4.25%, (3M USD LIBOR + 3.25%), 12/19/23 (a)	2,701	2,674
Zep Inc.
2017 1st Lien Term Loan, 5.07%, (6M USD LIBOR + 4.00%), 08/11/24 (a)	776	726
		111,340
Consumer Staples 5.6%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 3.65%, (1M USD LIBOR + 3.50%), 09/19/25 (a)	2,492	2,465
American Seafoods Group LLC
2017 1st Lien Term Loan, 3.75%, (3M USD LIBOR + 2.75%), 07/27/23 (a)	2,740	2,692
2017 1st Lien Term Loan, 3.75%, (1M USD LIBOR + 2.75%), 07/27/23 (a)	87	85
BellRing Brands, LLC
2019 Term Loan B, 6.00%, (1M USD LIBOR + 5.00%), 10/10/24 (a)	1,829	1,829
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 2.15%, (1M USD LIBOR + 2.00%), 01/26/24 (a)	3,473	3,409
CHG PPC Parent LLC
2018 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 03/16/25 (a)	3,944	3,787
Diamond (BC) B.V.
USD Term Loan, 3.26%, (1M USD LIBOR + 3.00%), 07/24/24 (a)	3,557	3,317
Dole Food Company Inc.
2017 Term Loan B, 3.75%, (1M USD LIBOR + 2.75%), 03/22/24 (a)	2,677	2,635
Froneri International Ltd.
2020 USD Term Loan, 2.40%, (3M USD LIBOR + 2.25%), 01/29/27 (a)	1,925	1,846
Hearthside Food Solutions, LLC
2018 Term Loan B, 3.83%, (3M USD LIBOR + 3.69%), 05/17/25 (a)	3,461	3,353
Hostess Brands, Inc.
2019 Term Loan, 3.00%, (3M USD LIBOR + 2.25%), 08/03/25 (a)	2,835	2,783
2019 Term Loan, 3.00%, (1M USD LIBOR + 2.25%), 08/03/25 (a)	1,055	1,036
JBS USA Lux S.A.
2019 Term Loan B, 2.15%, (1M USD LIBOR + 2.00%), 04/27/26 (a)	3,808	3,700
Portillo's Holdings, LLC
2019 1st Lien Term Loan B3, 6.50%, (3M USD LIBOR + 5.50%), 08/02/24 (a)	2,871	2,720
Reynolds Consumer Products LLC
Term Loan, 1.90%, (1M USD LIBOR + 1.75%), 01/30/27 (a)	4,169	4,112
Shearer's Foods, Inc.
2020 Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 09/15/27 (a) (d)	475	471
Sigma Bidco B.V.
2018 USD Term Loan B2, 3.37%, (6M USD LIBOR + 3.00%), 03/07/25 (a)	3,930	3,817
United Natural Foods, Inc.
Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 10/22/25 (a)	3,895	3,789
US Foods, Inc.
2016 Term Loan B, 1.91%, (1M USD LIBOR + 1.75%), 06/27/23 (a)	4,350	4,176
UTZ Quality Foods, LLC
1st Lien Term Loan, 3.66%, (1M USD LIBOR + 3.50%), 11/14/24 (a)	3,142	3,113
Verscend Holding Corp.
2018 Term Loan B, 4.65%, (1M USD LIBOR + 4.50%), 08/08/25 (a)	5,134	5,076
		60,211
Utilities 1.6%
Calpine Construction Finance Company, L.P.
2017 Term Loan B, 2.16%, (1M USD LIBOR + 2.00%), 01/15/25 (a)	3,145	3,042
Calpine Corporation
Term Loan B5, 2.41%, (1M USD LIBOR + 2.25%), 05/23/22 (a)	2,373	2,306
Term Loan B9, 2.40%, (1M USD LIBOR + 2.25%), 03/22/26 (a)	1,639	1,593
Helix Gen Funding, LLC
Term Loan B, 4.75%, (1M USD LIBOR + 3.75%), 03/02/24 (a)	2,627	2,597
Pacific Gas And Electric Company
2020 Term Loan, 5.50%, (3M USD LIBOR + 4.50%), 06/18/25 (a)	4,352	4,258
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.90%, (1M USD LIBOR + 1.75%), 12/11/25 (a)	4,222	4,155
		17,951
Energy 0.9%
American Airlines, Inc.
Repriced TL B due 2023, 2.15%, (1M USD LIBOR + 2.00%), 04/28/23 (a)	1,895	1,546
EG America LLC
2018 USD Term Loan, 4.22%, (3M USD LIBOR + 4.00%), 06/30/25 (a)	2,987	2,922
EG Group Limited
2018 USD Term Loan B, 5.07%, (3M USD LIBOR + 4.00%), 02/01/25 (a)	1,755	1,717
Lower Cadence Holdings LLC
Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 05/10/26 (a)	1,820	1,677
Summit Midstream Partners Holdings, LLC
Term Loan B, 7.00%, (3M USD LIBOR + 6.00%), 05/15/22 (a)	1,081	216
Traverse Midstream Partners LLC
2017 Term Loan, 5.00%, (1M USD LIBOR + 4.00%), 09/22/24 (a)	2,104	1,928
		10,006
Real Estate 0.7%
ESH Hospitality, Inc.
2019 Term Loan B, 2.16%, (3M USD LIBOR + 2.00%), 09/18/26 (a)	3,059	2,970
VICI Properties 1 LLC
Replacement Term Loan B, 1.93%, (1M USD LIBOR + 1.75%), 12/13/24 (a)	4,399	4,244
		7,214
Total Senior Floating Rate Instruments (cost $1,058,281)		1,019,111
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.2%
ALM Ltd/KY
Series 2019-A1B-6A, 1.87%, (3M USD LIBOR + 1.60%), 04/15/30 (a)	3,000	2,922
Ares XXXIX CLO Ltd
Series 2016-A2R-39A, 1.92%, (3M USD LIBOR + 1.65%), 04/18/31 (a)	2,000	2,000
Benefit Street Partners CLO, Ltd.
Series 2019-A2-17A, 1.87%, (3M USD LIBOR + 1.60%), 07/15/32 (a)	834	828
Dryden 38 Senior Loan Fund LLC
Series 2015-A2R-38A, 1.73%, (3M USD LIBOR + 1.45%), 07/15/30 (a)	875	868
Dryden 77 CLO, Ltd.
Series 2020-A-77A, 2.37%, (3M USD LIBOR + 2.00%), 05/20/31 (a)	1,600	1,606
LCM Limited Partnership Private Placement Mixed CLO
Series 2019-A-2-30, 1.92%, (3M USD LIBOR + 1.65%), 04/21/31 (a)	958	952
MORGN
Series 2019-A2-1A, 2.03%, 01/18/33	2,138	2,139
Octagon Investment Partners 41, Ltd.
Series 2019-A2-2A, 1.92%, (3M USD LIBOR + 1.65%), 04/15/31 (a)	2,166	2,145
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,562)		13,460

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
INVESTMENT COMPANIES 1.0%
Invesco Senior Loan ETF	115	2,500
SPDR Blackstone/ GSO Senior Loan ETF	178	7,960
Total Investment Companies (cost $9,938)		10,460
CORPORATE BONDS AND NOTES 0.9%
Health Care 0.2%
Bausch Health Companies Inc.
6.25%, 02/15/29 (f)	1,688	1,738
Tenet Healthcare Corporation
4.63%, 06/15/28 (f)	1,004	1,013
		2,751
Communication Services 0.2%
CSC Holdings, LLC
4.63%, 12/01/30 (f)	1,600	1,606
Lamar Media Corp.
4.88%, 01/15/29 (f)	838	873
		2,479
Industrials 0.2%
Ashtead Capital, Inc.
5.25%, 08/01/26 (f)	1,625	1,718
Financials 0.1%
Springleaf Finance Corporation
8.88%, 06/01/25	1,117	1,235
Real Estate 0.1%
MGM Growth Properties Operating Partnership LP
4.63%, 06/15/25 (f)	983	1,003
Materials 0.1%
FXI Holdings, Inc.
7.88%, 11/01/24 (f)	1,008	962
Total Corporate Bonds And Notes (cost $9,887)		10,148
COMMON STOCKS 0.1%
Financials 0.1%
AFGlobal Corporation (b) (e) (g)	39	646
Freedom Group Inc. (b) (e)	57	3
		649
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (b)	112	112
iHeartMedia, Inc. - Class A (b)	6	46
		158
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (b) (e)	21	21
Energy 0.0%
Vantage Drilling International (b)	—	1
Health Care 0.0%
Envigo RMS Holding Corp. (b) (e)	8	—
Total Common Stocks (cost $6,586)		829
WARRANTS 0.0%
AFGlobal Corporation (b) (e)	5	1
iHeartMedia, Inc. (b) (h)	42	309
Total Warrants (cost $992)		310
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. (b) (e) (i)	8	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 3.0%
Investment Companies 3.0%
JNL Government Money Market Fund - Institutional Class, 0.02% (j) (k)	32,040	32,040
Total Short Term Investments (cost $32,040)		32,040
Total Investments 100.3% (cost $1,131,286)		1,086,358
Other Assets and Liabilities, Net (0.3)%		(2,864)
Total Net Assets 100.0%		1,083,494

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Non-income producing security.

(c) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(d) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $8,913 and 0.8% of the Fund.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/PPM America Floating Rate Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	646	0.1

JNL/PPM America Floating Rate Income Fund - Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
Intelsat Jackson Holdings S.A. - 2020 DIP Term Loan	242	8
Pro Mach Group, Inc. - 2020 Delayed Draw Term Loan	55	2
	297	10

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 91.2%
Communication Services 17.6%
Altice Financing S.A.
5.00%, 01/15/28 (a)	2,343	2,275
Altice France
7.38%, 05/01/26 (a)	13,880	14,557
6.00%, 02/15/28 (a)	2,206	2,101
Altice France Holding S.A.
5.13%, 01/15/29 (a)	424	424
Cablevision Lightpath LLC
5.63%, 09/15/28 (a)	673	684
CB Escrow Corp.
8.00%, 10/15/25 (a)	5,676	5,997
CCO Holdings, LLC
5.50%, 05/01/26 (a)	1,935	2,016
5.13%, 05/01/27 (a)	1,562	1,643
5.88%, 05/01/27 (a)	14,172	14,872
5.00%, 02/01/28 (a)	3,293	3,460
5.38%, 06/01/29 (a)	14,979	16,229
CenturyLink, Inc.
5.63%, 04/01/25	2,834	3,032
5.13%, 12/15/26 (a)	4,255	4,358
7.60%, 09/15/39	903	1,021
Clear Channel International B.V.
6.63%, 08/01/25 (a)	1,289	1,320
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	2,641	2,561
Connect Finco SARL
6.75%, 10/01/26 (a)	4,611	4,629
Consolidated Communications, Inc.
6.50%, 10/01/22	9,900	9,920
6.50%, 10/01/28 (a)	9,255	9,450
CSC Holdings, LLC
5.50%, 04/15/27 (a)	10,598	11,152
7.50%, 04/01/28 (a)	6,371	7,030
6.50%, 02/01/29 (a)	2,922	3,258
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (a)	7,080	6,554
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	2,349	1,662
6.63%, 08/15/27 (a)	3,848	2,001
DISH DBS Corporation
5.00%, 03/15/23	3,389	3,448
5.88%, 11/15/24	6,983	7,197
Embarq Corporation
8.00%, 06/01/36	2,890	3,420
Frontier Communications Corporation
8.50%, 04/01/26 (a)	9,314	9,388
8.00%, 04/01/27 (a)	3,186	3,186
Hughes Satellite Systems Corporation
6.63%, 08/01/26	2,719	2,938
iHeartCommunications, Inc.
6.38%, 05/01/26	1,288	1,343
8.38%, 05/01/27	10,754	10,618
5.25%, 08/15/27 (a)	991	969
Intelsat Jackson Holdings S.A.
8.00%, 02/15/24 (a)	4,160	4,225
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	7,184	7,504
Level 3 Financing, Inc.
4.63%, 09/15/27 (a)	7,541	7,745
3.63%, 01/15/29 (a)	4,731	4,674
Liberty Media Corporation
8.25%, 02/01/30	6,041	6,485
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	2,881	2,790
6.50%, 05/15/27 (a)	1,159	1,250
MDC Partners Inc.
6.50%, 05/01/24 (a)	9,579	8,810
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (b)	3,591	3,604
Netflix, Inc.
4.38%, 11/15/26	2,476	2,699
4.88%, 04/15/28	2,678	3,008
5.88%, 11/15/28	7,181	8,568
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	3,672	3,852
Sirius XM Radio Inc.
5.00%, 08/01/27 (a)	3,378	3,527
Sprint Capital Corporation
6.88%, 11/15/28	1,622	2,020
Sprint Corporation
7.13%, 06/15/24	20,104	23,123
SSL Robotics LLC
9.75%, 12/31/23 (a)	2,000	2,209
TEGNA Inc.
5.00%, 09/15/29 (a)	4,635	4,572
Telecom Italia Capital
6.00%, 09/30/34	6,636	7,703
Telesat Canada
6.50%, 10/15/27 (a)	5,671	5,712
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	8,641	8,708
TripAdvisor, Inc.
7.00%, 07/15/25 (a)	1,232	1,286
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (a)	8,364	8,922
6.25%, 01/15/28 (a)	1,232	1,264
Univision Communications Inc.
6.63%, 06/01/27 (a)	6,155	6,038
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (a)	1,972	2,116
Windstream Escrow, LLC
7.75%, 08/15/28 (a)	2,357	2,316
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (a)	582	573
		320,016
Consumer Discretionary 15.2%
Adient Global Holdings Ltd
4.88%, 08/15/26 (a) (c)	4,751	4,525
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	5,128	5,452
9.75%, 07/15/27 (a)	3,175	3,453
Aramark Services, Inc.
6.38%, 05/01/25 (a)	4,509	4,690
4.75%, 06/01/26	1,571	1,588
Beazer Homes USA, Inc.
5.88%, 10/15/27	5,423	5,495
Boyd Gaming Corporation
8.63%, 06/01/25 (a)	2,426	2,659
6.38%, 04/01/26	6,444	6,700
Carnival Corporation
11.50%, 04/01/23 (a)	5,184	5,808
Churchill Downs Incorporated
4.75%, 01/15/28 (a)	1,696	1,721
Dana Corporation
5.38%, 11/15/27	1,341	1,375
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/25 (a)	320	328
4.75%, 10/20/28 (a)	1,393	1,445
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	5,641	6,188
Eldorado Resorts, Inc.
8.13%, 07/01/27 (a)	8,701	9,218
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	3,153	3,312
Ford Motor Company
8.50%, 04/21/23	2,174	2,370
9.00%, 04/22/25	2,174	2,491
4.35%, 12/08/26	2,500	2,466
6.63%, 10/01/28	2,809	3,034
9.63%, 04/22/30	2,174	2,808
7.45%, 07/16/31	2,753	3,167
Hilton Domestic Operating Company Inc.
5.75%, 05/01/28 (a)	1,086	1,144

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (a) (d)	1,577	1,688
International Game Technology PLC
5.25%, 01/15/29 (a)	2,010	2,036
IRB Holding Corp.
7.00%, 06/15/25 (a)	3,046	3,252
6.75%, 02/15/26 (a)	5,605	5,610
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (a) (c)	1,027	998
KB Home
7.63%, 05/15/23	5,237	5,772
4.80%, 11/15/29	3,767	4,150
L Brands, Inc.
6.88%, 07/01/25 (a)	1,559	1,681
7.50%, 06/15/29	11,178	11,731
6.63%, 10/01/30 (a)	4,275	4,362
M.D.C. Holdings, Inc.
3.85%, 01/15/30	7,099	7,444
6.00%, 01/15/43	3,000	3,641
Macy's, Inc.
8.38%, 06/15/25 (a)	4,382	4,530
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (a)	1,723	1,802
6.50%, 09/15/26	3,700	3,779
Mattel, Inc.
5.88%, 12/15/27 (a)	6,071	6,536
MGM Resorts International
5.50%, 04/15/27	2,800	2,922
Michaels Stores, Inc.
8.00%, 07/15/27 (a) (c)	3,992	4,194
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	2,971	3,095
New Golden Nugget Inc.
8.75%, 10/01/25 (a) (c)	3,182	2,509
Newell Brands Inc.
4.88%, 06/01/25	1,468	1,583
4.70%, 04/01/26 (e)	4,995	5,299
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	4,317	4,466
PetSmart, Inc.
5.88%, 06/01/25 (a)	5,513	5,647
Picasso Finance Sub, Inc.
6.13%, 06/15/25 (a)	1,807	1,947
PM General Purchaser LLC
9.50%, 10/01/28 (a)	4,620	4,791
QVC, Inc.
5.45%, 08/15/34	6,155	6,089
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (a)	8,200	8,408
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (a)	4,333	4,816
9.13%, 06/15/23 (a)	2,600	2,754
11.50%, 06/01/25 (a)	1,687	1,958
Sally Holdings, LLC
5.63%, 12/01/25	2,732	2,766
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	3,666	3,689
8.25%, 03/15/26 (a)	8,147	8,513
7.00%, 05/15/28 (a)	1,489	1,494
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 - 04/01/29 (a)	8,219	8,192
Spirit Airlines, Inc.
8.00%, 09/20/25 (a)	4,715	4,993
Staples, Inc.
7.50%, 04/15/26 (a)	4,900	4,518
10.75%, 04/15/27 (a)	7,111	5,679
Station Casinos LLC
4.50%, 02/15/28 (a)	3,313	3,064
Stena International S.A R.L.
6.13%, 02/01/25 (a)	6,053	5,843
Studio City Finance Limited
6.50%, 01/15/28 (a)	2,716	2,771
Viking Cruises Limited
5.88%, 09/15/27 (a)	1,307	1,015
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	6,270	5,560
Williams Scotsman International, Inc.
4.63%, 08/15/28 (a)	876	880
Wyndham Destinations, Inc.
5.65%, 04/01/24 (f)	5,000	5,090
6.63%, 07/31/26 (a)	740	781
6.00%, 04/01/27 (e)	640	657
		276,432
Energy 12.2%
Antero Midstream Partners LP
5.38%, 09/15/24	2,648	2,264
5.75%, 03/01/27 - 01/15/28 (a)	3,869	3,188
Antero Resources Corp.
5.00%, 03/01/25 (c)	2,792	1,742
Apache Corporation
4.88%, 11/15/27	2,344	2,217
Archrock Partners, L.P.
6.25%, 04/01/28 (a)	2,300	2,167
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	2,594	1,988
Baytex Energy Corp.
8.75%, 04/01/27 (a)	2,380	1,078
Buckeye Partners, L.P.
5.85%, 11/15/43	1,728	1,604
5.60%, 10/15/44	1,477	1,312
Callon Petroleum Company
6.38%, 07/01/26	6,244	1,526
Cenovus Energy Inc.
5.40%, 06/15/47	2,567	2,161
Cheniere Energy Partners, L.P.
5.63%, 10/01/26	11,788	12,261
Cheniere Energy, Inc.
4.63%, 10/15/28 (a) (g)	4,680	4,808
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	4,570	4,461
Comstock Resources, Inc.
9.75%, 08/15/26	5,895	6,042
Continental Resources, Inc.
4.50%, 04/15/23	4,095	3,904
3.80%, 06/01/24	3,342	3,098
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (a)	162	166
5.50%, 01/30/26 (a)	3,013	2,997
5.75%, 01/30/28 (a)	2,883	2,903
Energy Transfer LP
6.63%, (callable at 100 beginning 02/15/28) (b)	1,565	1,066
6.75%, (callable at 100 beginning 05/15/25) (b)	5,249	4,045
7.13%, (callable at 100 beginning 05/15/30) (b)	2,728	2,152
5.25%, 04/15/29	3,749	4,032
Enlink Midstream, LLC
5.38%, 06/01/29	2,575	2,084
EQM Midstream Partners, LP
4.13%, 12/01/26	5,573	5,282
6.50%, 07/01/27 (a)	2,452	2,597
6.50%, 07/15/48	2,782	2,622
EQT Corporation
3.90%, 10/01/27	2,588	2,359
8.75%, 02/01/30 (e)	1,800	2,126
Everest Acquisition, LLC
0.00%, 11/29/24 (a) (h) (i)	2,895	2
Hess Midstream Operations LP
5.13%, 06/15/28 (a)	2,447	2,441
MEG Energy Corp.
6.50%, 01/15/25 (a)	5,532	5,416
7.13%, 02/01/27 (a)	5,200	4,667
Murphy Oil Corporation
5.75%, 08/15/25	3,761	3,286
Newfield Exploration Co.
5.63%, 07/01/24	5,038	4,886
Noble Corporation
0.00%, 02/01/26 (a) (h) (i)	3,920	953
NuStar Logistics, L.P.
6.75%, 02/01/21	4,477	4,505

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
6.00%, 06/01/26	4,497	4,514
5.63%, 04/28/27	3,171	3,135
6.38%, 10/01/30	4,686	4,864
Occidental Petroleum Corporation
2.70%, 02/15/23	2,963	2,693
6.95%, 07/01/24	6,706	6,503
2.90%, 08/15/24	3,626	3,031
3.50%, 06/15/25 (c)	2,210	1,846
3.20%, 08/15/26	4,738	3,761
8.88%, 07/15/30	2,690	2,759
7.50%, 05/01/31	3,368	3,237
6.45%, 09/15/36	7,928	6,739
7.95%, 06/15/39	1,858	1,750
4.30%, 08/15/39	5,744	3,981
Ovintiv Exploration Inc.
5.38%, 01/01/26	2,774	2,608
Parsley Energy, LLC
5.25%, 08/15/25 (a)	3,000	2,968
PBF Holding Company LLC
6.00%, 02/15/28 (a)	3,145	2,087
SM Energy Company
6.63%, 01/15/27	8,318	3,711
Southwestern Energy Company
7.50%, 04/01/26 (c)	3,652	3,569
7.75%, 10/01/27	3,076	2,987
8.38%, 09/15/28	2,338	2,293
Targa Resource Corporation
5.13%, 02/01/25	3,401	3,403
5.00%, 01/15/28	2,663	2,598
5.50%, 03/01/30 (a)	8,019	7,975
Transocean Inc
11.50%, 01/30/27 (a)	3,413	1,366
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	4,777	3,825
Transocean Proteus Limited
6.25%, 12/01/24 (a)	5,885	5,253
Viper Energy Partners LP
5.38%, 11/01/27 (a)	1,675	1,658
Western Midstream Operating, LP
6.25%, 02/01/50 (e)	5,663	5,255
White Star Petroleum, LLC
0.00%, 09/15/22 (a) (h) (i) (j)	5,000	—
WPX Energy, Inc.
5.25%, 09/15/24	652	682
5.88%, 06/15/28	1,963	2,050
4.50%, 01/15/30	3,087	3,040
		222,549
Financials 11.6%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	6,411	6,496
AerCap Ireland Capital Designated Activity Company
2.88%, 08/14/24	2,594	2,495
6.50%, 07/15/25	1,250	1,348
Avolon Holdings Funding Limited
3.25%, 02/15/27 (a)	5,184	4,622
CIT Group Inc.
4.75%, 02/16/24	5,760	5,935
5.25%, 03/07/25	743	786
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (b)	5,806	5,788
Commscope Finance LLC
6.00%, 03/01/26 (a)	3,794	3,955
8.25%, 03/01/27 (a)	3,378	3,512
Credit Suisse Group AG
5.25%, (callable at 100 beginning 02/11/27) (a) (b)	3,695	3,711
6.25%, (callable at 100 beginning 12/18/24) (a) (b)	8,520	9,159
EG Global Finance PLC
6.75%, 02/07/25 (a)	6,009	6,137
8.50%, 10/30/25 (a)	2,890	3,043
FirstCash, Inc.
4.63%, 09/01/28 (a)	3,099	3,154
Ford Motor Credit Company LLC
3.20%, 01/15/21	2,200	2,199
5.60%, 01/07/22	2,195	2,241
3.09%, 01/09/23	1,640	1,605
3.10%, 05/04/23	4,700	4,587
3.66%, 09/08/24	2,280	2,231
4.06%, 11/01/24	2,333	2,329
5.13%, 06/16/25	2,122	2,187
4.27%, 01/09/27	2,500	2,453
4.13%, 08/17/27	1,930	1,876
HUB International Limited
7.00%, 05/01/26 (a)	4,541	4,703
Icahn Enterprises L.P.
4.75%, 09/15/24	6,003	6,070
6.25%, 05/15/26	9,579	10,007
IHS Luxembourg S.A R.L.
6.50%, 06/01/26 (a) (c)	6,000	6,258
James Hardie International Finance Designated Activity Company
4.75%, 01/15/25 (a)	941	963
5.00%, 01/15/28 (a)	3,726	3,906
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 08/01/24) (b)	5,380	5,365
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (a)	2,280	2,265
5.88%, 11/01/24 (a)	3,741	3,684
LPL Holdings, Inc.
4.63%, 11/15/27 (a)	3,574	3,635
Markel Corporation
6.00%, (callable at 100 beginning on 06/01/25) (b)	4,346	4,583
Morgan Stanley
4.08%, (callable at 100 beginning 10/15/20) (b)	2,971	2,886
Navient Corporation
7.25%, 09/25/23	5,433	5,610
5.88%, 10/25/24	4,383	4,361
Nesco Holdings, Inc.
10.00%, 08/01/24 (a)	2,731	2,867
NFP Corp.
6.88%, 08/15/28 (a)	7,247	7,334
Nielsen Finance LLC
5.88%, 10/01/30 (a)	4,665	4,849
Nordic Aviation Capital
5.04%, 02/27/24 (j) (k)	2,556	1,988
7.08%, 03/14/27 (j) (k)	5,165	4,013
Petershill II LP
5.00%, 07/15/39 (j) (k)	3,601	3,729
Rassman, Joel H.
3.80%, 11/01/29	2,986	3,163
Springleaf Finance Corporation
6.13%, 03/15/24	2,942	3,074
8.88%, 06/01/25	1,716	1,897
7.13%, 03/15/26	3,325	3,713
6.63%, 01/15/28	1,555	1,724
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (a)	3,800	3,976
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	8,334	8,240
Washington Mutual Bank, FA
0.00%, 06/15/11 (h) (i)	1,500	—
ZF North America Capital, Inc.
4.50%, 04/29/22 (a)	4,355	4,468
Ziggo B.V.
4.88%, 01/15/30 (a)	5,200	5,382
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (a)	3,690	3,819
		210,381
Health Care 8.6%
AdaptHealth, LLC
6.13%, 08/01/28 (a)	1,539	1,594
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	8,727	8,932
5.50%, 11/01/25 (a)	1,907	1,956
8.50%, 01/31/27 (a)	15,112	16,602
5.75%, 08/15/27 (a)	4,733	5,038

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
7.00%, 01/15/28 (a)	1,559	1,653
6.25%, 02/15/29 (a)	1,707	1,757
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (a)	611	639
Centene Corporation
4.75%, 01/15/25	3,146	3,230
5.25%, 04/01/25 (a)	11,207	11,647
5.38%, 08/15/26 (a)	2,195	2,313
4.25%, 12/15/27	4,399	4,603
4.63%, 12/15/29	2,368	2,552
3.00%, 10/15/30	2,438	2,487
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	4,349	4,589
Community Health Systems, Inc.
6.25%, 03/31/23	989	966
8.63%, 01/15/24 (a)	3,130	3,114
6.63%, 02/15/25 (a)	4,869	4,713
8.00%, 03/15/26 (a)	4,010	3,935
Endo Designated Activity Company
9.50%, 07/31/27 (a)	8,652	9,042
6.00%, 06/30/28 (a)	4,106	3,034
HCA Inc.
5.38%, 09/01/26	1,511	1,669
3.50%, 09/01/30	3,330	3,391
IQVIA Inc.
5.00%, 10/15/26 - 05/15/27 (a)	4,764	4,987
Mednax, Inc.
6.25%, 01/15/27 (a)	4,320	4,477
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (a)	4,317	4,435
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (a)	1,978	2,017
7.25%, 02/01/28 (a)	1,552	1,612
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	4,174	4,369
Polaris Intermediate School
8.50%, 12/01/22 (a) (d)	5,900	6,006
Tenet Healthcare Corporation
8.13%, 04/01/22	5,116	5,688
7.50%, 04/01/25 (a)	4,114	4,443
7.00%, 08/01/25 (c)	1,966	2,023
4.88%, 01/01/26 (a)	7,998	8,100
5.13%, 11/01/27 (a)	5,161	5,307
6.13%, 10/01/28 (a)	4,790	4,667
		157,587
Industrials 8.3%
Aircastle Limited
5.25%, 08/11/25 (a)	1,810	1,774
4.25%, 06/15/26	10,622	9,834
American Airlines, Inc.
11.75%, 07/15/25 (a)	4,530	4,373
Ashtead Capital, Inc.
4.13%, 08/15/25 (a)	3,386	3,472
4.00%, 05/01/28 (a)	2,709	2,799
Aviation Capital Group LLC
5.50%, 12/15/24 (a)	2,770	2,853
Bombardier Inc.
6.00%, 10/15/22 (a)	4,916	4,569
7.50%, 03/15/25 (a)	6,173	4,628
Builders FirstSource, Inc.
6.75%, 06/01/27 (a)	1,821	1,951
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (a)	7,084	7,155
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (a)	4,924	4,989
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (a)	4,950	5,337
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (b)	2,070	1,635
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a)	4,518	4,702
Howmet Aerospace Inc.
6.88%, 05/01/25	3,636	4,017
Masonite International Corporation
5.38%, 02/01/28 (a)	2,435	2,599
Navistar International Corporation
6.63%, 11/01/25 (a)	9,134	9,373
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	1,945	1,952
4.50%, 03/15/23 (a)	1,666	1,649
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (a)	2,980	3,186
3.38%, 08/31/27 (a)	1,858	1,791
6.25%, 01/15/28 (a)	4,649	4,739
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (a)	3,000	3,122
Standard Industries Inc.
4.75%, 01/15/28 (a)	4,042	4,186
Tempo Acquisition, LLC
5.75%, 06/01/25 (a)	2,550	2,668
6.75%, 06/01/25 (a)	3,986	4,067
TransDigm Inc.
6.50%, 05/15/25	4,680	4,665
8.00%, 12/15/25 (a)	1,157	1,258
6.25%, 03/15/26 (a)	9,550	9,974
5.50%, 11/15/27	4,175	4,012
Transdigm UK Holdings PLC
6.88%, 05/15/26	1,888	1,897
Triumph Group, Inc.
8.88%, 06/01/24 (a)	1,868	1,989
United Rentals (North America), Inc.
3.88%, 11/15/27	7,849	8,075
Univar Solutions USA Inc.
5.13%, 12/01/27 (a)	1,337	1,373
Vertical Holdco GmbH
7.63%, 07/15/28 (a)	5,882	6,212
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (a)	1,154	1,199
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	4,356	4,458
WESCO Distribution, Inc.
7.13%, 06/15/25 (a)	2,334	2,541
		151,073
Materials 6.5%
ARD Finance S.A.
6.50%, 06/30/27 (a) (d)	5,220	5,188
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (a)	2,203	2,287
5.25%, 08/15/27 (a)	5,273	5,378
Carpenter Technology Corporation
6.38%, 07/15/28	2,157	2,260
Cascades Inc.
5.38%, 01/15/28 (a)	2,271	2,390
CEMEX S.A.B. de C.V.
5.70%, 01/11/25 (a)	2,519	2,570
7.38%, 06/05/27 (a)	1,901	2,051
5.45%, 11/19/29 (a)	3,284	3,331
5.20%, 09/17/30 (a)	1,579	1,587
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (a)	4,432	4,510
5.88%, 06/01/27	2,320	2,155
CVR Partners, LP
9.25%, 06/15/23 (a)	7,469	6,910
Flex Acquisition Company, Inc.
7.88%, 07/15/26 (a)	2,725	2,773
FMG Resources (August 2006) Pty Ltd
5.13%, 03/15/23 - 05/15/24 (a)	5,281	5,557
Freeport-McMoRan Inc.
5.00%, 09/01/27	4,600	4,808
4.38%, 08/01/28	2,760	2,855
5.40%, 11/14/34	8,203	9,071
5.45%, 03/15/43	1,570	1,742
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	3,623	3,460
Hudbay Minerals Inc.
6.13%, 04/01/29 (a)	4,685	4,637

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	1,235	1,254
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (a)	2,345	2,207
Mercer International Inc.
7.38%, 01/15/25	6,580	6,663
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	4,154	4,130
5.25%, 08/01/23 - 06/01/27 (a)	6,072	5,794
Novelis Corporation
4.75%, 01/30/30 (a)	3,145	3,072
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (a)	7,614	7,709
Silgan Holdings Inc.
4.13%, 02/01/28	2,826	2,882
The Chemours Company
6.63%, 05/15/23	3,430	3,475
5.38%, 05/15/27	2,959	2,938
United States Steel Corporation
12.00%, 06/01/25 (a)	2,036	2,168
		117,812
Consumer Staples 4.6%
Cott Holdings Inc.
5.50%, 04/01/25 (a)	5,742	5,885
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	1,626	1,711
JBS Investments II GmbH
7.00%, 01/15/26 (a)	5,163	5,511
5.75%, 01/15/28 (a)	1,000	1,048
JBS USA Food Company
6.50%, 04/15/29 (a)	2,362	2,623
Kraft Foods Group, Inc.
5.00%, 06/04/42	4,422	4,825
Kraft Heinz Foods Company
3.88%, 05/15/27 (a)	1,286	1,361
4.25%, 03/01/31 (a)	3,030	3,309
4.63%, 10/01/39 (a)	7,910	8,331
4.88%, 10/01/49 (a)	6,006	6,306
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (a)	4,606	4,524
Performance Food Group, Inc.
6.88%, 05/01/25 (a) (c)	397	423
Pilgrim's Pride Corporation
5.75%, 03/15/25 (a)	6,173	6,298
5.88%, 09/30/27 (a)	3,734	3,880
Post Holdings, Inc.
5.63%, 01/15/28 (a)	5,100	5,403
4.63%, 04/15/30 (a)	2,855	2,937
Safeway Inc.
5.88%, 02/15/28 (a)	5,697	6,083
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (c)	6,278	6,383
Verscend Holding Corp.
9.75%, 08/15/26 (a)	5,896	6,412
		83,253
Information Technology 4.2%
ams AG
7.00%, 07/31/25 (a)	8,956	9,468
Banff Merger Sub Inc.
9.75%, 09/01/26 (a)	6,963	7,357
Boxer Parent Company Inc.
7.13%, 10/02/25 (a)	1,580	1,687
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	739	749
Commscope, Inc.
7.13%, 07/01/28 (a)	4,535	4,660
Dell Inc.
6.50%, 04/15/38 (c)	1,964	2,274
Entegris, Inc.
4.38%, 04/15/28 (a)	2,838	2,936
LogMeIn, Inc.
5.50%, 09/01/27 (a)	2,297	2,331
Microchip Technology Incorporated
4.25%, 09/01/25 (a)	1,652	1,713
NCR Corporation
5.75%, 09/01/27 (a)	3,237	3,382
5.25%, 10/01/30 (a)	2,711	2,710
Open Text Corporation
3.88%, 02/15/28 (a)	4,156	4,197
Presidio Holdings, Inc.
8.25%, 02/01/28 (a)	2,695	2,822
Radiate HoldCo, LLC
4.50%, 09/15/26 (a)	2,324	2,337
6.50%, 09/15/28 (a)	9,780	10,041
Sabre GLBL Inc.
7.38%, 09/01/25 (a)	2,473	2,495
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)	3,500	3,714
ViaSat, Inc.
5.63%, 09/15/25 (a)	4,535	4,446
5.63%, 04/15/27 (a) (c)	3,648	3,750
6.50%, 07/15/28 (a)	3,091	3,098
		76,167
Real Estate 1.3%
CSL Capital, LLC
6.00%, 04/15/23 (a)	1,715	1,725
Cushman & Wakefield PLC
6.75%, 05/15/28 (a)	3,043	3,156
ESH Hospitality, Inc.
5.25%, 05/01/25 (a)	4,140	4,178
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27	2,572	2,769
4.50%, 01/15/28	225	229
Retail Opportunity Investments Partnership, LP
4.00%, 12/15/24	4,700	4,704
Uniti Group Inc.
7.88%, 02/15/25 (a)	2,050	2,172
VICI Properties Inc.
4.25%, 12/01/26 (a)	1,995	2,005
3.75%, 02/15/27 (a)	2,221	2,185
4.63%, 12/01/29 (a)	598	611
		23,734
Utilities 1.1%
Calpine Corporation
5.25%, 06/01/26 (a)	6,509	6,767
4.50%, 02/15/28 (a)	2,583	2,647
Pacific Gas And Electric Company
5.00%, 07/01/28	1,336	1,295
5.25%, 07/01/30	3,345	3,235
The AES Corporation
5.13%, 09/01/27	4,681	4,984
3.95%, 07/15/30 (a)	747	826
		19,754
Total Corporate Bonds And Notes (cost $1,643,945)		1,658,758
SENIOR FLOATING RATE INSTRUMENTS 2.9%
Consumer Discretionary 0.7%
Adient US LLC
Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 05/03/24 (l)	2,292	2,263
Term Loan B, 4.49%, (3M USD LIBOR + 4.25%), 05/03/24 (l)	777	767
Bass Pro Group, LLC
Term Loan B, 5.75%, (3M USD LIBOR + 5.00%), 11/15/23 (l)	4,690	4,640
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.65%, (1M USD LIBOR + 4.50%), 06/19/25 (l)	1,120	1,082
2020 Term Loan B1, 4.77%, (3M USD LIBOR + 4.50%), 06/19/25 (l)	560	541
Delta Air Lines, Inc.
Term Loan B, 0.00%, (3M USD LIBOR + 3.75%), 09/16/27 (l) (m)	475	478
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3M USD LIBOR + 5.25%), 12/31/23 (l)	1,660	1,686

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Mohegan Tribal Gaming Authority
2016 Term Loan B, 7.37%, (3M USD LIBOR + 6.38%), 10/30/23 (l)	1,575	1,399
		12,856
Information Technology 0.7%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6M USD LIBOR + 3.50%), 04/26/24 (l)	1,908	1,780
USD 1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 04/26/24 (l)	745	695
Banff Merger Sub Inc.
2018 USD Term Loan B, 4.41%, (1M USD LIBOR + 4.25%), 06/30/25 (l)	3,209	3,108
Cornerstone OnDemand, Inc.
Term Loan B, 4.41%, (1M USD LIBOR + 4.25%), 04/22/27 (l)	2,600	2,593
LogMeIn, Inc.
Term Loan B, 4.91%, (3M USD LIBOR + 4.75%), 08/31/27 (l)	2,300	2,219
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.25%, (3M USD LIBOR + 4.00%), 08/09/25 (l)	2,562	2,290
		12,685
Communication Services 0.6%
Consolidated Communications, Inc.
2016 Term Loan B, 0.00%, (3M USD LIBOR + 4.75%), 09/15/27 (l) (m)	1,878	1,856
Frontier Communications Corporation
2017 Term Loan B1, 6.00%, (PRIME + 2.75%), 05/31/24 (l)	4,571	4,486
iHeartCommunications, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 05/01/26 (l)	2,164	2,048
Zayo Group Holdings, Inc.
USD Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 02/20/27 (l)	2,497	2,420
		10,810
Financials 0.3%
Acrisure, LLC
2020 Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 01/30/27 (l)	3,206	3,090
Advisor Group, Inc.
2019 Term Loan B, 5.16%, (1M USD LIBOR + 5.00%), 07/31/26 (l)	2,893	2,795
		5,885
Health Care 0.2%
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 3.66%, (1M USD LIBOR + 3.50%), 08/15/24 (l)	2,834	2,749
Materials 0.2%
BWAY Holding Company
2017 Term Loan B, 3.52%, (3M USD LIBOR + 3.25%), 04/03/24 (l)	2,896	2,713
Industrials 0.1%
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.72%, (3M USD LIBOR + 3.50%), 04/06/26 (l)	959	843
2020 Term Loan B1, 3.72%, (3M USD LIBOR + 3.50%), 04/06/26 (l)	1,783	1,568
		2,411
Energy 0.1%
Lower Cadence Holdings LLC
Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 05/10/26 (l)	2,572	2,370
Total Senior Floating Rate Instruments (cost $54,038)		52,479
INVESTMENT COMPANIES 1.2%
Eaton Vance Senior Floating-Rate Trust	223	2,590
SPDR Bloomberg Barclays High Yield Bond ETF	190	19,788
Total Investment Companies (cost $22,762)		22,378
PREFERRED STOCKS 0.3%
Consumer Discretionary 0.3%
Qurate Retail, Inc. (h)	47	4,634
Total Preferred Stocks (cost $4,688)		4,634
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.3%
Air Canada 2020-2 Class A Pass Through Trust
Series 2020-A-2, 5.25%, 04/01/29	676	693
Hawaiian Holdings, Inc.
Series 2013-B-1, 4.95%, 01/15/22	3,429	3,044
United Airlines, Inc.
Series 2012-B-2, 5.50%, 10/29/20	894	877
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,000)		4,614
COMMON STOCKS 0.1%
Energy 0.1%
MPLX LP	87	1,373
Prairie Provident Resources Inc. (h)	224	1
Titan Energy LLC (h)	75	1
Vantage Drilling International (h)	2	3
		1,378
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (h)	335	335
Dish Network Corporation - Class A (h)	11	325
iHeartMedia, Inc. - Class A (c) (h)	17	134
		794
Materials 0.0%
Westrock Company, Inc.	—	3
Information Technology 0.0%
New Cotai LLC (h) (j)	—	—
Total Common Stocks (cost $8,566)		2,175
WARRANTS 0.1%
iHeartMedia, Inc. (h) (n)	124	908
Total Warrants (cost $2,288)		908
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. (h) (j) (o)	56,599	—
Quicksilver Resources Inc. (h) (j) (o)	11,401	—
Vantage Drilling International (c) (h) (j) (o)	8,119	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 4.1%
Investment Companies 2.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (p) (q)	53,163	53,163
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (p) (q)	21,714	21,714
Total Short Term Investments (cost $74,877)		74,877
Total Investments 100.2% (cost $1,816,164)		1,820,823
Other Assets and Liabilities, Net (0.2)%		(2,957)
Total Net Assets 100.0%		1,817,866

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $1,073,949 and 59.1% of the Fund.

(b) Perpetual security. Next contractual call date presented, if applicable.

(c) All or a portion of the security was on loan as of September 30, 2020.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(g) Convertible security.

(h) Non-income producing security.

(i) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(o) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/PPM America High Yield Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nordic Aviation Capital, 5.04%, 02/27/24	02/06/20	2,556	1,988	0.1
Nordic Aviation Capital, 7.08%, 03/14/27	10/01/19	5,165	4,013	0.2
Petershill II LP, 5.00%, 07/15/39	09/27/19	760	787	—
Petershill II LP, 5.00%, 07/15/39	09/27/19	580	600	—
Petershill II LP, 5.00%, 07/15/39	09/27/19	1,300	1,346	0.1
Petershill II LP, 5.00%, 07/15/39	09/27/19	961	996	0.1
		11,322	9,730	0.5

JNL/PPM America High Yield Bond Fund - Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
Intelsat Jackson Holdings S.A. - 2020 DIP Term Loan	313	5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/PPM America Small Cap Value Fund
COMMON STOCKS 99.7%
Financials 28.1%
Ameris Bancorp	234	5,334
Axos Financial, Inc. (a)	420	9,790
Banc of California, Inc.	468	4,731
Evercore Inc. - Class A	89	5,823
First Horizon National Corporation	564	5,317
Home BancShares, Inc.	570	8,641
Houlihan Lokey Inc. - Class A	141	8,326
Independent Bank Corp.	139	7,281
Janus Henderson Group PLC	338	7,346
PacWest Bancorp	187	3,196
Renasant Corporation	367	8,345
Sterling Bancorp	736	7,743
TCF Financial Corporation	301	7,031
Western Alliance Bancorp	159	5,032
		93,936
Industrials 17.2%
Aerojet Rocketdyne Holdings, Inc. (a)	139	5,555
Apogee Enterprises, Inc.	330	7,052
GATX Corporation	113	7,216
Kennametal Inc.	302	8,731
MasTec Inc. (a)	169	7,132
SkyWest Inc.	260	7,764
Spirit Aerosystems Holdings Inc. - Class A	141	2,671
Steelcase Inc. - Class A	366	3,700
Terex Corp.	400	7,744
		57,565
Information Technology 12.5%
Avaya Holdings Corp. (a)	360	5,472
Belden Inc.	106	3,299
Benchmark Electronics, Inc.	182	3,657
CACI International Inc. - Class A (a)	15	3,240
CSG Systems International, Inc.	95	3,890
KBR, Inc.	153	3,426
Photronics Inc. (a)	462	4,597
Semtech Corp. (a)	96	5,105
SYNNEX Corporation	25	3,558
Teradata Corporation (a)	64	1,454
Verint Systems Inc. (a)	83	3,977
		41,675
Consumer Discretionary 11.0%
American Axle & Manufacturing Holdings, Inc. (a)	895	5,164
Foot Locker, Inc.	171	5,637
Helen of Troy Ltd (a)	43	8,389
Penske Automotive Group, Inc.	183	8,741
Skechers U.S.A. Inc. - Class A (a)	290	8,764
		36,695
Real Estate 7.7%
Brandywine Realty Trust	525	5,427
DiamondRock Hospitality Co.	1,107	5,612
Kite Realty Naperville, LLC	631	7,312
Physicians Realty Trust	413	7,393
		25,744
Health Care 7.4%
Integer Holdings Corporation (a)	131	7,730
Magellan Health Services Inc. (a)	120	9,094
Premier Healthcare Solutions, Inc. - Class A	236	7,745
		24,569
Materials 5.6%
Allegheny Technologies Incorporated (a)	410	3,573
Huntsman Corp.	400	8,884
Reliance Steel & Aluminum Co.	62	6,337
		18,794
Consumer Staples 3.1%
Ingredion Inc.	21	1,582
Primo Water Holdings LLC	403	5,723
Sanderson Farms Inc.	26	3,050
		10,355
Energy 2.9%
Cimarex Energy Co.	241	5,857
PBF Energy Inc. - Class A	650	3,698
		9,555
Utilities 2.5%
PNM Resources, Inc.	203	8,394
Communication Services 1.7%
Meredith Corporation	427	5,598
Total Common Stocks (cost $415,097)		332,880
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	307	307
Total Short Term Investments (cost $307)		307
Total Investments 99.8% (cost $415,404)		333,187
Other Assets and Liabilities, Net 0.2%		634
Total Net Assets 100.0%		333,821

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
CORPORATE BONDS AND NOTES 51.9%
Financials 15.7%
AerCap Ireland Capital Designated Activity Company
4.50%, 09/15/23	3,900	4,019
6.50%, 07/15/25	2,582	2,784
4.63%, 10/15/27	2,285	2,216
AIA Group Limited
3.60%, 04/09/29 (a)	3,219	3,623
Ardagh Packaging Finance Public Limited Company
5.25%, 04/30/25 (a)	2,096	2,190
Avolon Holdings Funding Limited
5.25%, 05/15/24 (a)	3,532	3,538
Bank of America Corporation
6.25%, (callable at 100 beginning 09/05/24) (b)	1,683	1,803
6.30%, (callable at 100 beginning 03/10/26) (b)	1,420	1,598
4.00%, 01/22/25	1,097	1,218
4.25%, 10/22/26	6,460	7,444
3.56%, 04/23/27	4,100	4,579
3.25%, 10/21/27	671	742
3.59%, 07/21/28	6,289	7,030
4.27%, 07/23/29	11,103	13,020
2.68%, 06/19/41	4,580	4,672
Barclays PLC
1.70%, 05/12/22 (c)	7,633	7,761
3.56%, 09/23/35 (c)	2,721	2,680
BNP Paribas
2.59%, 08/12/35 (a) (c)	4,355	4,226
Bunge Limited Finance Corp.
1.63%, 08/17/25	1,075	1,078
Capital One Financial Corporation
3.75%, 03/09/27	1,915	2,126
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (b)	2,697	2,689
4.45%, 09/29/27	2,105	2,436
3.89%, 01/10/28 (d)	1,525	1,725
3.52%, 10/27/28	3,638	4,043
Credit Suisse Group AG
5.25%, (callable at 100 beginning 02/11/27) (a) (b)	4,496	4,515
7.50%, (callable at 100 beginning 12/11/23) (a) (b)	2,448	2,668
6.50%, 08/08/23 (a)	5,986	6,777
4.21%, 06/12/24 (a)	2,515	2,718
3.87%, 01/12/29 (a)	2,130	2,376
Danske Bank A/S
1.17%, 12/11/23 (a)	2,000	2,001
Diamond Finance International Limited
6.02%, 06/15/26 (a)	2,596	3,051
8.35%, 07/15/46 (a)	3,266	4,325
Ford Motor Credit Company LLC
5.13%, 06/16/25	1,845	1,902
General Motors Financial Company, Inc.
5.20%, 03/20/23	2,239	2,429
Glencore Funding LLC
4.88%, 03/12/29 (a)	3,890	4,546
HSBC Holdings PLC
6.88%, (callable at 100 beginning 06/01/21) (b) (c)	2,500	2,550
1.27%, (3M USD LIBOR + 1.00%), 05/18/24 (d)	1,777	1,774
1.65%, 04/18/26 (c)	3,512	3,498
Icahn Enterprises L.P.
4.75%, 09/15/24	3,339	3,376
6.25%, 05/15/26	1,512	1,580
Intercontinental Exchange, Inc.
2.10%, 06/15/30	3,629	3,749
JPMorgan Chase & Co.
4.05%, (callable at 100 beginning 11/01/20) (b)	1,325	1,308
5.00%, (callable at 100 beginning 08/01/24) (b)	2,140	2,134
3.22%, 03/01/25	3,328	3,574
2.01%, 03/13/26	3,755	3,896
3.96%, 01/29/27	1,283	1,462
3.78%, 02/01/28 (d)	1,604	1,814
3.54%, 05/01/28	179	201
3.51%, 01/23/29	1,573	1,770
4.01%, 04/23/29	597	691
2.74%, 10/15/30	5,297	5,701
2.96%, 05/13/31	3,057	3,273
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 09/27/25) (b)	1,902	2,026
3.87%, 07/09/25 (c)	5,233	5,696
3.57%, 11/07/28	1,250	1,367
Markel Corporation
6.00%, (callable at 100 beginning on 06/01/25) (b)	2,295	2,420
5.00%, 05/20/49	874	1,161
Metropolitan Life Global Funding I
3.60%, 01/11/24 (a)	5,467	5,975
Morgan Stanley
4.08%, (callable at 100 beginning 10/15/20) (b)	2,322	2,256
4.88%, 11/01/22	2,181	2,361
3.88%, 04/29/24	2,344	2,585
3.62%, 04/01/31	6,700	7,680
NatWest Group PLC
3.07%, 05/22/28 (c)	3,720	3,947
3.03%, 11/28/35 (c)	4,000	3,837
NatWest Markets PLC
2.38%, 05/21/23 (a)	5,100	5,244
Nordic Aviation Capital
6.83%, 03/14/25 (e) (f)	3,193	2,497
Rassman, Joel H.
3.80%, 11/01/29	6,015	6,372
Santander Holdings USA, Inc.
3.45%, 06/02/25	3,832	4,088
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (e)	2,485	2,491
State Street Corporation
2.90%, 03/30/26 (a)	2,421	2,630
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	2,275	2,508
4.25%, 10/21/25	2,621	2,976
3.80%, 03/15/30	8,326	9,602
6.75%, 10/01/37	1,800	2,606
The Guardian Life Insurance Company of America
3.70%, 01/22/70 (a)	1,767	1,835
The PNC Financial Services Group, Inc.
3.45%, 04/23/29	3,820	4,391
The Travelers Companies, Inc.
2.55%, 04/27/50	708	691
Truist Financial Corporation
4.95%, (callable at 100 beginning on 09/01/25) (b)	3,229	3,391
U.S. Bancorp
3.00%, 07/30/29	774	860
UBS AG
1.75%, 04/21/22 (a)	2,535	2,584
UBS Group AG
1.01%, 07/30/24 (a) (c)	3,667	3,678
Wells Fargo & Company
4.48%, 01/16/24	355	393
2.41%, 10/30/25	6,529	6,847
3.20%, 06/17/27	6,129	6,655
3.58%, 05/22/28 (d)	648	723
2.88%, 10/30/30	3,333	3,565
		286,837
Energy 7.2%
Aker BP ASA
3.75%, 01/15/30 (a)	8,170	7,941
Baker Hughes Holdings LLC
4.49%, 05/01/30	3,000	3,412
Canadian Natural Resources Limited
2.05%, 07/15/25	3,143	3,203
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	4,364	5,025
5.88%, 03/31/25	1,630	1,857
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	4,007	4,107

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Cheniere Energy, Inc.
4.63%, 10/15/28 (a) (c)	2,720	2,794
Chevron Corporation
2.00%, 05/11/27	3,810	4,032
Diamondback Energy, Inc.
4.75%, 05/31/25	1,320	1,419
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (a)	316	314
5.75%, 01/30/28 (a)	316	318
Energy Transfer LP
6.75%, (callable at 100 beginning 05/15/25) (b)	2,789	2,149
7.13%, (callable at 100 beginning 05/15/30) (b)	3,223	2,543
4.25%, 03/15/23	3,982	4,144
5.25%, 04/15/29	1,400	1,506
3.75%, 05/15/30	3,315	3,213
5.80%, 06/15/38	2,107	2,075
6.13%, 12/15/45	500	501
6.25%, 04/15/49	1,151	1,187
Enlink Midstream, LLC
4.15%, 06/01/25	1,558	1,340
Enterprise Products Operating LLC
3.13%, 07/31/29	6,694	7,287
4.20%, 01/31/50	2,476	2,623
EQM Midstream Partners, LP
4.13%, 12/01/26	2,520	2,389
Everest Acquisition, LLC
0.00%, 05/15/26 (a) (g) (h)	825	172
Exxon Mobil Corporation
3.48%, 03/19/30	6,339	7,307
2.61%, 10/15/30 (c)	1,200	1,296
Gray Oak Pipeline, LLC
2.00%, 09/15/23 (a)	4,121	4,141
HollyFrontier Corporation
2.63%, 10/01/23 (i)	1,131	1,134
Marathon Petroleum Corporation
4.50%, 05/01/23	3,590	3,875
MPLX LP
4.00%, 03/15/28	3,515	3,845
5.20%, 12/01/47	1,316	1,407
Occidental Petroleum Corporation
3.50%, 08/15/29	4,086	3,135
4.30%, 08/15/39	549	381
4.40%, 08/15/49	602	424
Petroleos Mexicanos
2.29%, 02/15/24	1,141	1,171
Phillips 66
3.70%, 04/06/23	3,511	3,761
3.85%, 04/09/25	3,511	3,902
Pioneer Natural Resources Company
1.90%, 08/15/30	3,700	3,476
Rattler Midstream LP
5.63%, 07/15/25 (a)	434	437
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	376	426
5.63%, 03/01/25	241	276
4.20%, 03/15/28	8,844	9,598
4.50%, 05/15/30 (a) (c)	2,300	2,590
Targa Resource Corporation
5.50%, 03/01/30 (a)	4,450	4,425
4.88%, 02/01/31 (a)	1,747	1,694
Transocean Pontus Limited
6.13%, 08/01/25 (a)	526	469
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	1,026	821
Transocean Proteus Limited
6.25%, 12/01/24 (a)	2,410	2,151
WPX Energy, Inc.
5.88%, 06/15/28 (j)	1,698	1,774
4.50%, 01/15/30	1,491	1,469
		130,936
Health Care 5.9%
AbbVie Inc.
2.95%, 11/21/26 (a)	7,756	8,446
4.05%, 11/21/39 (a)	1,859	2,130
Amgen Inc.
2.20%, 02/21/27	3,817	4,032
2.45%, 02/21/30	2,823	2,990
3.15%, 02/21/40	4,629	4,919
Ascension Health
2.53%, 11/15/29	1,248	1,351
Bausch Health Companies Inc.
5.50%, 11/01/25 (a)	333	342
8.50%, 01/31/27 (a)	595	654
5.75%, 08/15/27 (a)	1,085	1,155
7.00%, 01/15/28 (a)	186	197
Baxter International Inc.
3.75%, 10/01/25 (a)	1,385	1,570
3.95%, 04/01/30 (a)	411	492
Bristol-Myers Squibb Company
3.40%, 07/26/29	7,626	8,852
4.13%, 06/15/39	3,717	4,698
Centene Corporation
5.25%, 04/01/25 (a)	2,340	2,432
5.38%, 08/15/26 (a)	1,422	1,499
4.25%, 12/15/27	2,482	2,597
4.63%, 12/15/29	3,303	3,559
3.38%, 02/15/30	2,288	2,374
3.00%, 10/15/30	4,825	4,922
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	1,143	1,206
Cigna Holding Company
3.40%, 03/01/27	2,845	3,192
4.38%, 10/15/28	2,000	2,370
2.40%, 03/15/30	1,647	1,704
4.80%, 08/15/38	705	873
CVS Health Corporation
4.30%, 03/25/28	2,450	2,865
4.78%, 03/25/38	4,514	5,451
5.05%, 03/25/48	2,273	2,891
HCA Inc.
5.38%, 09/01/26	2,700	2,982
Jaguar Holding Company II
4.63%, 06/15/25 (a)	481	495
5.00%, 06/15/28 (a)	481	502
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)	482	491
Mylan Inc
5.20%, 04/15/48	764	945
Mylan N.V.
3.95%, 06/15/26	600	674
Providence St. Joseph Health
2.53%, 10/01/29	1,545	1,642
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	2,890	2,820
Royalty Pharma PLC
1.75%, 09/02/27 (a)	2,285	2,286
3.30%, 09/02/40 (a)	2,881	2,837
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	3,500	3,545
Universal Health Services, Inc.
2.65%, 10/15/30 (a)	1,627	1,609
Upjohn Inc.
2.30%, 06/22/27 (a)	839	865
3.85%, 06/22/40 (a)	3,657	3,950
4.00%, 06/22/50 (a)	2,650	2,815
		108,221
Communication Services 4.7%
AT&T Inc.
5.25%, 03/01/37	2,539	3,182
4.90%, 08/15/37	598	722
4.30%, 12/15/42	3,055	3,440
3.10%, 02/01/43	4,012	3,916
Booking Holdings Inc.
4.10%, 04/13/25	3,403	3,833
4.63%, 04/13/30	5,710	6,838
CCO Holdings, LLC
4.75%, 03/01/30 (a)	3,335	3,531

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Charter Communications Operating, LLC
4.91%, 07/23/25	3,890	4,487
4.20%, 03/15/28	1,000	1,135
5.38%, 04/01/38	1,820	2,195
6.83%, 10/23/55	1,230	1,685
Comcast Corporation
2.35%, 01/15/27	7,285	7,821
4.60%, 10/15/38	1,550	1,974
3.75%, 04/01/40	971	1,134
3.40%, 07/15/46	1,950	2,151
CSC Holdings, LLC
6.50%, 02/01/29 (a)	2,291	2,554
Hughes Satellite Systems Corporation
5.25%, 08/01/26	1,675	1,776
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)	1,715	1,850
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (b)	1,359	1,364
Sirius XM Radio Inc.
5.50%, 07/01/29 (a)	1,000	1,075
Sprint Spectrum Co LLC
3.36%, 09/20/21 (a)	697	704
TEGNA Inc.
4.75%, 03/15/26 (a)	1,127	1,153
5.00%, 09/15/29 (a)	1,598	1,576
The Walt Disney Company
2.65%, 01/13/31	4,778	5,155
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	1,805	1,980
1.50%, 02/15/26 (a)	3,794	3,809
Verizon Communications Inc.
4.33%, 09/21/28	4,000	4,836
3.15%, 03/22/30	2,477	2,795
Vodafone Group Public Limited Company
5.00%, 05/30/38	4,290	5,338
VTR Comunicaciones SpA
5.13%, 01/15/28 (a)	1,583	1,631
VTR Finance B.V.
6.38%, 07/15/28 (a)	774	812
		86,452
Consumer Staples 4.5%
Altria Group, Inc.
2.35%, 05/06/25	2,413	2,546
4.80%, 02/14/29	1,525	1,804
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	2,804	3,140
4.90%, 02/01/46	4,863	5,958
Archer-Daniels-Midland Company
3.25%, 03/27/30	1,959	2,238
BAT Capital Corp.
2.26%, 03/25/28	4,103	4,117
4.91%, 04/02/30	6,187	7,273
2.73%, 03/25/31	1,950	1,936
4.39%, 08/15/37	2,096	2,262
Cargill, Incorporated
2.13%, 04/23/30 (a)	948	992
Energizer Holdings, Inc.
6.38%, 07/15/26 (a)	1,295	1,392
JBS Investments II GmbH
7.00%, 01/15/26 (a)	1,793	1,914
5.75%, 01/15/28 (a)	1,250	1,309
JBS USA Finance, Inc.
6.75%, 02/15/28 (a)	1,500	1,635
JBS USA Food Company
5.88%, 07/15/24 (a)	180	184
6.50%, 04/15/29 (a)	2,809	3,119
Kraft Heinz Foods Company
3.88%, 05/15/27 (a)	1,500	1,588
4.25%, 03/01/31 (a)	1,944	2,123
4.63%, 10/01/39 (a)	561	591
Mars, Incorporated
0.88%, 07/16/26 (a)	1,805	1,792
3.74%, 10/11/27 (e)	1,200	1,401
2.38%, 07/16/40 (a)	1,820	1,808
3.95%, 04/01/49 (a)	3,430	4,144
PepsiCo, Inc.
3.38%, 07/29/49	3,475	3,995
Reynolds American Inc.
5.70%, 08/15/35	1,275	1,578
7.00%, 08/04/41	1,012	1,324
Safeway Inc.
3.50%, 02/15/23 (a)	2,314	2,342
Sysco Corporation
5.65%, 04/01/25 (i)	1,301	1,537
5.95%, 04/01/30 (i)	924	1,166
Walmart Inc.
2.85%, 07/08/24	4,845	5,256
3.25%, 07/08/29	8,899	10,358
		82,822
Utilities 3.8%
Ameren Illinois Company
4.50%, 03/15/49	2,565	3,412
Commonwealth Edison Company
3.75%, 08/15/47	3,199	3,802
Consolidated Edison Company of New York, Inc.
3.95%, 04/01/50	2,293	2,773
DPL Inc.
4.13%, 07/01/25 (a)	2,344	2,454
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (a)	1,984	1,992
Edison International
4.95%, 04/15/25	2,864	3,133
Enel S.p.A
8.75%, 09/24/73 (a) (d)	1,472	1,719
Exelon Corporation
5.10%, 06/15/45	1,906	2,471
Florida Power & Light Company
0.64%, (3M USD LIBOR + 0.38%), 07/28/23 (d)	2,985	2,987
National Rural Utilities Cooperative Finance Corporation
4.75%, 04/30/43 (d)	1,071	1,095
Nevada Power Company
3.70%, 05/01/29	4,256	4,988
NextEra Energy Capital Holdings, Inc.
2.75%, 05/01/25	2,840	3,068
Oncor Electric Delivery Company LLC
2.95%, 04/01/25	2,490	2,715
Pacific Gas And Electric Company
2.10%, 08/01/27 (j)	1,305	1,264
2.50%, 02/01/31	5,907	5,596
3.30%, 08/01/40	2,452	2,247
San Diego Gas & Electric Company
1.70%, 10/01/30	5,462	5,431
Southern California Edison Company
4.13%, 03/01/48	1,251	1,362
3.65%, 02/01/50	2,327	2,401
The AES Corporation
3.30%, 07/15/25 (a)	3,790	4,036
The Narragansett Electric Company
3.40%, 04/09/30 (a)	1,014	1,156
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	1,718	1,830
3.70%, 01/30/27 (a)	6,220	6,534
		68,466
Consumer Discretionary 3.5%
Adient US LLC
9.00%, 04/15/25 (a)	1,006	1,114
Amazon.com, Inc.
2.50%, 06/03/50	1,710	1,744
Carnival Corporation
11.50%, 04/01/23 (a)	3,313	3,712
Cedar Fair, L.P.
5.50%, 05/01/25 (a)	2,235	2,291
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/25 (a)	311	319
4.75%, 10/20/28 (a)	542	562
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	3,575	3,922

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	1,872	1,967
Ford Motor Company
8.50%, 04/21/23	902	983
9.00%, 04/22/25	908	1,040
General Motors Company
6.13%, 10/01/25	1,496	1,737
6.80%, 10/01/27	1,088	1,323
GLP Financing, LLC
5.75%, 06/01/28	343	390
5.30%, 01/15/29	2,975	3,310
Hanesbrands Inc.
5.38%, 05/15/25 (a)	3,716	3,935
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (a)	898	933
5.75%, 05/01/28 (a)	898	946
Hyatt Hotels Corporation
5.38%, 04/23/25 (i)	1,203	1,302
Hyundai Capital America
1.80%, 10/15/25 (a)	2,140	2,126
M.D.C. Holdings, Inc.
6.00%, 01/15/43	299	363
Macy's, Inc.
8.38%, 06/15/25 (a)	1,914	1,978
Marriott International, Inc.
5.75%, 05/01/25 (i)	3,105	3,458
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	1,011	1,053
Newell Brands Inc.
4.88%, 06/01/25	1,308	1,410
NIKE, Inc.
3.25%, 03/27/40	2,068	2,357
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (a)	1,826	1,850
4.35%, 09/17/27 (a)	3,585	3,599
Northwestern University
2.64%, 12/01/50	1,088	1,127
NVR, Inc.
3.00%, 05/15/30	4,403	4,751
Ross Stores, Inc.
4.60%, 04/15/25	4,697	5,401
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (a)	646	750
The Home Depot, Inc.
3.35%, 04/15/50	2,047	2,358
		64,111
Materials 2.9%
Anglo American Capital PLC
3.63%, 09/11/24 (a)	1,250	1,341
5.38%, 04/01/25 (a)	5,168	5,944
4.88%, 05/14/25 (a)	3,235	3,667
4.75%, 04/10/27 (a)	4,431	5,080
5.63%, 04/01/30 (a)	2,200	2,695
2.63%, 09/10/30 (a)	1,462	1,455
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (a)	2,564	2,601
5.20%, 09/17/30 (a)	2,186	2,197
CF Industries, Inc.
4.50%, 12/01/26 (a)	7,990	9,314
DuPont de Nemours, Inc.
2.17%, 05/01/23	4,080	4,115
Ecolab Inc.
4.80%, 03/24/30	1,053	1,339
FMG Resources (August 2006) Pty Ltd
4.75%, 05/15/22 (a)	191	196
Freeport-McMoRan Inc.
5.00%, 09/01/27	1,345	1,406
5.40%, 11/14/34	900	995
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	4,880	4,852
Nutrition & Biosciences, Inc.
1.83%, 10/15/27 (a)	2,635	2,646
Samarco Mineracao S/A
0.00%, 11/01/22 - 09/26/24 (a) (g) (h)	685	366
Teck Resources Limited
3.90%, 07/15/30 (a)	2,823	2,954
		53,163
Industrials 2.1%
Aircastle Limited
5.25%, 08/11/25 (a)	3,345	3,278
Ashtead Capital, Inc.
5.25%, 08/01/26 (a)	3,101	3,279
4.25%, 11/01/29 (a)	1,698	1,779
General Dynamics Corporation
4.25%, 04/01/40	2,715	3,410
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (b)	10,410	8,224
3.45%, 05/01/27	855	904
3.63%, 05/01/30	1,969	2,041
Hillenbrand, Inc.
5.00%, 09/15/26 (i)	439	475
Howmet Aerospace Inc.
6.88%, 05/01/25	949	1,048
Lennox International Inc.
1.35%, 08/01/25	384	386
Lockheed Martin Corporation
2.80%, 06/15/50	931	971
Moog Inc.
4.25%, 12/15/27 (a)	1,047	1,071
Northrop Grumman Corporation
4.40%, 05/01/30	1,297	1,599
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	4,275	4,290
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (a)	1,717	1,655
Roper Technologies, Inc.
1.00%, 09/15/25	1,487	1,491
United Rentals (North America), Inc.
3.88%, 11/15/27	1,283	1,320
		37,221
Information Technology 1.0%
Broadcom Inc.
4.25%, 04/15/26	4,490	5,058
3.88%, 01/15/27	1,510	1,671
Dell International L.L.C.
5.85%, 07/15/25 (a)	257	300
4.90%, 10/01/26 (a) (i)	1,640	1,849
Equifax Inc.
2.60%, 12/01/24 - 12/15/25	2,568	2,743
Hewlett Packard Enterprise Company
4.45%, 10/02/23	3,541	3,892
Microsoft Corporation
3.95%, 08/08/56	2,226	2,913
2.68%, 06/01/60	429	448
		18,874
Real Estate 0.5%
Boston Properties Limited Partnership
2.90%, 03/15/30	3,572	3,726
Highwoods Realty Limited Partnership
2.60%, 02/01/31	1,121	1,113
Simon Property Group, L.P.
2.45%, 09/13/29	2,604	2,577
VICI Properties Inc.
4.25%, 12/01/26 (a)	1,825	1,834
		9,250
Commercial Paper 0.1%
Glencore Funding LLC
2.50%, 09/01/30 (a)	1,250	1,214
Total Corporate Bonds And Notes (cost $899,886)		947,567
GOVERNMENT AND AGENCY OBLIGATIONS 37.8%
Mortgage-Backed Securities 26.3%
Federal Home Loan Mortgage Corporation
2.00%, 02/01/35 - 06/01/35	4,930	5,130
5.00%, 02/01/38 - 11/01/41	1,478	1,698
3.00%, 07/01/32 - 12/01/49	53,314	56,214
3.50%, 04/01/42 - 08/01/49	19,911	21,122
4.00%, 10/01/45 - 06/01/48	11,738	12,631

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
4.50%, 03/01/42 - 11/01/48	2,368	2,629
2.50%, 08/01/31 - 07/01/50	8,618	9,052
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 05/01/50	38,680	40,591
3.00%, 04/01/31 - 11/01/46	3,373	3,545
TBA, 2.00%, 10/15/31 - 11/15/50 (k)	14,910	15,440
2.00%, 03/01/35 - 07/01/35	5,288	5,500
4.50%, 08/01/40 - 07/01/49	16,129	17,653
5.00%, 06/01/35 - 05/01/42	1,536	1,758
3.00%, 09/01/32 - 07/01/50	40,624	42,931
3.50%, 01/01/46 - 05/01/46	2,002	2,145
4.50%, 08/01/46	1,789	1,975
TBA, 3.00%, 10/15/47 - 11/01/49 (k)	7,756	8,122
TBA, 2.50%, 10/15/32 - 09/01/50 (k)	25,188	26,378
3.50%, 11/01/42 - 11/01/49	45,682	48,709
4.00%, 10/01/44 - 09/01/49	40,379	43,336
Government National Mortgage Association
TBA, 2.00%, 01/25/39 (k)	15,690	16,303
5.00%, 08/20/41	410	467
4.00%, 05/20/44 - 03/20/49	5,721	6,186
3.00%, 07/20/45 - 08/20/50	19,460	20,421
3.50%, 08/20/46	2,466	2,648
3.00%, 10/20/46 - 12/20/46	3,483	3,663
TBA, 3.00%, 10/15/47 (k)	6,035	6,319
4.50%, 12/20/48 - 02/20/49	5,707	6,152
3.50%, 06/20/43 - 01/20/50	32,345	34,340
2.50%, 10/15/44 - 09/20/50 (k)	16,760	17,608
		480,666
U.S. Treasury Note 6.6%
Treasury, United States Department of
1.50%, 10/31/24 - 08/15/26	36,891	39,008
1.38%, 01/31/25	14,600	15,314
2.13%, 05/15/25	3,321	3,605
0.25%, 07/31/25	5,000	4,995
2.88%, 07/31/25 - 08/15/28	8,986	10,426
2.25%, 11/15/25	33,031	36,303
1.88%, 06/30/26	4,480	4,867
0.63%, 03/31/27	5,250	5,317
		119,835
U.S. Treasury Bond 3.8%
Treasury, United States Department of
3.75%, 08/15/41	7,348	10,784
3.13%, 11/15/41	11,725	15,840
2.50%, 02/15/45 - 02/15/46	22,668	27,943
3.00%, 02/15/48	10,935	14,856
		69,423
Sovereign 0.4%
Abu Dhabi, Government of
3.13%, 04/16/30 - 09/30/49 (a)	3,589	3,929
Government of the Republic of Panama
3.87%, 07/23/60	2,711	3,103
		7,032
U.S. Government Agency Obligations 0.4%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (l)	7,104	6,981
Municipal 0.3%
Dormitory Authority State of New York
3.19%, 02/15/43	3,055	3,326
The Port Authority of New York and New Jersey
1.09%, 07/01/23	2,195	2,226
		5,552
Total Government And Agency Obligations (cost $660,399)		689,489
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.8%
Air Canada 2020-2 Class A Pass Through Trust
Series 2020-A-2, 5.25%, 04/01/29	858	879
Alaska Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27	2,500	2,612
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	4,481	4,212
American Tower Trust #1
Series 2013-A-2, 3.07%, 03/15/23	6,596	6,741
AmeriCredit Automobile Receivables Trust
Series 2018-A3-1, 3.07%, 01/19/21	3,656	3,685
Series 2019-A2A-1, 2.93%, 02/18/21	410	411
Series 2019-A3-3, 2.06%, 05/18/22	4,210	4,298
AmeriCredit Automobile Receivables Trust 2019-1
Series 2019-A3-1, 2.97%, 11/20/23	1,933	1,970
Ascentium Equipment Receivables Trust
Series 2017-A3-1A, 2.29%, 06/10/21	466	466
Series 2017-A3-2A, 2.31%, 12/10/21	932	938
Bank 2017-BNK5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,533
Bank Of The West Auto Trust
Series 2017-A3-1, 2.11%, 01/15/23	1,085	1,087
Capital One Prime Auto Receivables Trust
Series 2020-A2-1, 1.64%, 06/15/23	10,629	10,646
CarMax Auto Owner Trust
Series 2017-A3-3, 1.97%, 04/15/22	496	498
Carmax Auto Owner Trust 2019-2
Series 2019-A3-2, 2.68%, 12/15/22	4,245	4,361
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21	345	346
Series 2019-A2-2, 2.11%, 03/14/23	4,083	4,135
Chesapeake Funding II LLC
Series 2019-A1-1A, 2.94%, 05/15/22	2,520	2,585
CIG Auto Receivables Trust
Series 2019-A-1A, 3.33%, 08/15/24	1,007	1,018
Citigroup Commercial Mortgage Trust
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	9,075	10,251
COMM Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	1,584	1,730
Series 2015-A4-CR27, REMIC, 3.61%, 09/12/25	1,825	2,033
CSMC Trust
Series 2017-A3-HL2, 3.50%, 09/25/24 (d)	753	760
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (d)	2,199	2,261
Dell Equipment Finance Trust 2020-2
Series 2020-A2-2, 0.47%, 10/24/22	1,329	1,329
Discover Card Execution Note Trust
Series 2019-A-A2, 0.42%, (1M USD LIBOR + 0.27%), 06/15/21 (d)	2,500	2,504
DLL LLC
Series 2018-A3-ST2, 3.46%, 04/20/21	1,689	1,703
Series 2019-A2-MT3, 2.13%, 01/20/22	3,110	3,126
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22	719	731
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21	623	627
Series 2018-A-3A, 3.35%, 08/15/22	112	112
GM Financial Automobile Leasing Trust 2020-3
Series 2020-A2A-3, 0.35%, 02/20/22	3,321	3,321
GreatAmerica Financial Services Corporation
Series 2018-A3-1, 2.60%, 06/15/21	218	218
Series 2019-A2-1, 2.97%, 06/15/21	592	593
Series 2018-A4-1, 2.83%, 06/17/24	865	880
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	955	975
Honda Auto Receivables Owner Trust
Series 2019-A3-3, 1.78%, 09/15/22	3,250	3,308
HPEFS Equipment Trust
Series 2019-A2-1A, 2.19%, 09/20/29	4,916	4,944
Series 2019-A3-1A, 2.21%, 09/20/29	1,206	1,225
Hudson Yards Mortgage Trust
Series 2019-A-30HY, 3.23%, 07/12/29	4,130	4,633
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 3.00%, 01/25/29 (d)	1,502	1,528
J.P. Morgan Mortgage Trust
Series 2014-A1-5, REMIC, 2.95%, 10/25/26 (d)	821	829
Series 2017-A6-6, REMIC, 3.00%, 03/25/25 (d)	866	874
John Deere Owner Trust
Series 2019-A2-B, 2.28%, 04/15/21	1,317	1,323

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	6,233	6,466
Mercedes-Benz Auto Lease Trust 2020-B
Series 2020-A3-B, 0.40%, 11/15/23	1,456	1,456
MVW Owner Trust
Series 2019-A-1A, 2.89%, 03/20/27	3,004	3,088
Series 2017-A-1A, 2.42%, 12/20/34	866	883
Nissan Auto Receivables 2008-B Owner Trust
Series 2019-A3-B, 2.50%, 11/15/23	6,820	6,989
Prestige Auto Receivables Trust
Series 2019-A2-1A, 2.44%, 12/15/20	467	467
PSMC Trust
Series 2018-A1-3, REMIC, 4.00%, 02/25/41	434	443
Sequoia Mortgage Trust
Series 2019-A4-1, REMIC, 4.00%, 02/25/26	37	37
Toyota Auto Receivables Owner Trust
Series 2018-A3-B, 2.96%, 07/15/21	2,577	2,608
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	1,354	1,299
Series 2012-A-2, 4.00%, 10/29/24	1,199	1,133
Verizon Owner Trust
Series 2017-A1A-3A, 2.06%, 04/20/22	653	654
Verizon Owner Trust 2020-B
Series 2020-A-B, 0.47%, 02/20/25	4,629	4,633
Volvo Financial Equipment LLC
Series 2019-A2-1A, 2.90%, 10/15/20	530	531
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 06/17/27 (d)	1,371	1,418
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42	3,325	3,404
Westlake Automobile Receivables Trust
Series 2019-A2A-1A, 3.06%, 10/15/20	875	875
World Omni Select Auto Trust 2020-A
Series 2020-A2-A, 0.47%, 08/15/22	575	574
Total Non-U.S. Government Agency Asset-Backed Securities (cost $140,068)		142,197
SENIOR FLOATING RATE INSTRUMENTS 1.2%
Consumer Discretionary 0.4%
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.65%, (1M USD LIBOR + 4.50%), 06/19/25 (d)	1,605	1,551
2020 Term Loan B1, 4.77%, (3M USD LIBOR + 4.50%), 06/19/25 (d)	803	776
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 1.90%, (1M USD LIBOR + 1.75%), 08/29/25 (d)	3,162	3,016
PCI Gaming Authority
Term Loan, 2.65%, (1M USD LIBOR + 2.50%), 05/15/26 (d)	2,977	2,887
		8,230
Communication Services 0.4%
CenturyLink, Inc.
2020 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 03/15/27 (d)	2,184	2,094
CSC Holdings, LLC
2017 Term Loan B1, 2.40%, (1M USD LIBOR + 2.25%), 07/15/25 (d)	724	699
Diamond Sports Group, LLC
Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 08/24/26 (d)	782	604
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.91%, (1M USD LIBOR + 2.75%), 07/15/26 (d)	1,740	1,700
T-Mobile USA, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 04/01/27 (d)	2,500	2,496
		7,593
Consumer Staples 0.1%
JBS USA Lux S.A.
2019 Term Loan B, 2.15%, (1M USD LIBOR + 2.00%), 04/27/26 (d)	2,105	2,045
Financials 0.1%
UFC Holdings, LLC
2019 Term Loan, 4.25%, (6M USD LIBOR + 3.25%), 04/25/26 (d)	1,440	1,413
Industrials 0.1%
Genesee & Wyoming Inc.
Term Loan, 2.22%, (3M USD LIBOR + 2.00%), 10/29/26 (d)	1,174	1,154
Materials 0.1%
BWAY Holding Company
2017 Term Loan B, 3.52%, (3M USD LIBOR + 3.25%), 04/03/24 (d)	1,064	997
Energy 0.0%
Traverse Midstream Partners LLC
2017 Term Loan, 5.00%, (1M USD LIBOR + 4.00%), 09/22/24 (d)	806	738
Utilities 0.0%
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.90%, (1M USD LIBOR + 1.75%), 12/11/25 (d)	242	238
Total Senior Floating Rate Instruments (cost $23,175)		22,408
SHORT TERM INVESTMENTS 6.3%
Investment Companies 6.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (m) (n)	113,609	113,609
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (m) (n)	1,353	1,353
Total Short Term Investments (cost $114,962)		114,962
Total Investments 105.0% (cost $1,838,490)		1,916,623
Other Derivative Instruments (0.0)%		(345)
Other Assets and Liabilities, Net (5.0)%		(91,010)
Total Net Assets 100.0%		1,825,268

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $301,854 and 16.5% of the Fund.

(b) Perpetual security. Next contractual call date presented, if applicable.

(c) Convertible security.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Non-income producing security.

(h) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(j) All or a portion of the security was on loan as of September 30, 2020.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2020, the total payable for investments purchased on a delayed delivery basis was $90,124.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

(l) The security is a direct debt of the agency and not collateralized by mortgages.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/PPM America Total Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nordic Aviation Capital, 6.83%, 03/14/25	10/01/19	3,193	2,497	0.1

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	558	December 2020	77,609	(139)	249
United States 2 Year Note	332	January 2021	73,314	(3)	45
United States 5 Year Note	1,171	January 2021	147,389	(111)	194
United States Long Bond	353	December 2020	62,174	(331)	54
United States Ultra Bond	84	December 2020	18,640	(168)	(8)
				(752)	534
Short Contracts
United States 10 Year Ultra Bond	(876)	December 2020	(139,533)	411	(559)

JNL/PPM America Total Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.IG.34 (Q)	1.00	06/20/25	6,000	(42)	(4)	(162)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental Asia Developed Fund
COMMON STOCKS 95.4%
Japan 70.6%
ABC-Mart Inc.	1	42
Acom Co. Ltd.	5	23
AEON Co. Ltd.	24	642
AEON Financial Service Co. Ltd.	5	44
AEON Mall Co. Ltd.	4	53
Air Water Inc. (a)	8	114
Aisin Seiki Co. Ltd.	13	405
Ajinomoto Co. Inc.	17	355
Alfresa Holdings Corp.	12	271
All Nippon Airways Co. Ltd. (a) (b)	17	389
ALPS Alpine Co. Ltd.	12	163
Amada Co. Ltd.	16	148
Aoyama Trading Co., Ltd. (a)	2	8
Aozora Bank, Ltd.	6	93
ARCS Company, Ltd	4	105
Asahi Breweries Ltd. (a)	11	383
Asahi Glass Co. Ltd.	14	395
Asahi Kasei Corp.	71	620
Asics Corp.	8	108
Astellas Pharma Inc.	42	626
Azbil Corporation	3	112
Bandai Namco Holdings Inc. (a)	4	278
Bank of Kyoto Ltd.	3	140
Benesse Holdings Inc.	3	77
Bic Camera Inc.	6	61
Bridgestone Corp.	32	1,025
Brother Industries Ltd.	11	176
Calbee,Inc.	2	63
Canon Inc.	51	850
Canon Marketing Japan Inc.	3	52
Casio Computer Co. Ltd.	6	94
Central Japan Railway Co.	5	716
China Bank Ltd. (a)	31	169
Chubu Electric Power Co. Inc.	50	613
Chugai Pharmaceutical Co. Ltd.	3	139
Chugoku Electric Power Co. Inc.	15	190
Citizen Watch Co., Ltd. (a)	25	71
Coca-Cola Bottlers Japan Holdings Inc.	7	111
COMSYS Holdings Corporation	4	111
Concordia Financial Group, Ltd. (a)	60	207
COSMOS Pharmaceutical Corporation	—	35
Credit Saison Co. Ltd.	9	90
Dai Nippon Printing Co. Ltd.	14	288
Daicel Corp.	17	123
Daido Steel Co., Ltd.	2	71
Daifuke Co. Ltd.	1	91
Dai-ichi Life Holdings, Inc.	53	748
Daiichi Sankyo Company, Ltd	16	479
Daikin Industries Ltd.	4	754
Dainippon Sumitomo Pharma Co. Ltd.	5	61
Daito Trust Construction Co. Ltd.	3	230
Daiwa House Industry Co. Ltd.	27	687
Daiwa Securities Group Inc. (a)	71	297
DCM Holdings Co., Ltd.	7	91
Dena Co., Ltd.	1	22
Denka Company Limited	4	128
Denso Corp.	23	1,015
Dentsu Inc.	8	245
DIC Corp.	6	155
Disco Corp. (a)	—	73
Dowa Holdings Co. Ltd.	3	100
East Japan Railway Co.	14	830
EBARA Corporation	5	135
Edion Corp.	10	99
Eisai Co. Ltd. (a)	4	328
Electric Power Development Co., Ltd. (a)	12	191
Exedy Corp.	3	36
Ezaki Glico Co.,Ltd.	2	72
Familymart Co., Ltd. (a)	4	84
Fanuc Ltd.	4	674
Fast Retailing Co. Ltd.	—	251
Fuji Electric Holdings Co. Ltd.	5	171
Fuji Media Holdings, Inc.	14	138
FUJIFILM Holdings Corp.	15	735
Fujikura Ltd. (a)	32	90
Fujitsu Ltd.	7	917
Fukuoka Financial Group, Inc.	9	143
Furukawa Electric Co., Ltd.	5	126
Glory Ltd.	1	16
GS Yuasa Corp.	5	83
GungHo Online Entertainment, Inc.	2	54
H2O Retailing Corporation (a)	13	83
Hakuhodo DY Holdings Incorporated	9	114
Hankyu Hanshin Holdings Inc. (a)	7	228
HANWA Co., Ltd.	5	102
Haseko Corp.	14	186
Heiwa Corporation	1	12
Heiwado Co., Ltd.	3	67
Hikari Tsushin Inc.	—	48
Hino Motors Ltd.	21	134
Hirose Electric Co. Ltd.	1	103
Hisamitsu Pharmaceutical Co. Inc.	2	77
Hitachi Capital Corporation	2	57
Hitachi Construction Machinery Co. Ltd.	4	145
Hitachi Ltd. (a)	53	1,794
Hitachi Metals Ltd.	10	155
Hitachi Transport System, Ltd.	2	54
Hokkaido Electric Power Co., Inc.	15	65
Hokuhoku Financial Group, Inc.	8	83
Hokuriku Electric Power Company	16	122
Honda Motor Co. Ltd.	123	2,904
Hoshizaki Corporation	1	72
House Foods Group Inc.	2	60
Hoya Corp.	3	384
Hulic Co. Ltd.	6	58
IBIDEN Co., Ltd. (a)	4	132
Idemitsu Kosan Co., Ltd. (a)	15	311
IHI Corp.	10	128
Iida Group Holdings Co., Ltd.	11	216
Inabata & Co., Ltd.	3	43
Inpex Corporation	72	387
Isetan Mitsukoshi Holdings Ltd. (a)	31	166
Isuzu Motors Ltd.	36	317
ITOCHU Corp. (a)	48	1,219
ITOCHU ENEX Co., Ltd.	4	41
ITOCHU Techno-Solutions Corporation	2	61
Itoham Yonekyu Holdings Inc.	10	72
Iwatani Corporation	2	86
IZUMI Co., Ltd.	2	76
J.Front Retailing Co., Ltd.	17	124
Japan Airlines Co., Ltd	23	425
Japan Display Inc. (b)	35	18
Japan Exchange Group Inc.	6	165
Japan Petroleum Exploration Co., Ltd.	3	42
Japan Post Bank Co., Ltd.	25	192
Japan Post Holdings Co., Ltd.	112	762
Japan Post Insurance Co., Ltd.	12	182
Japan Real Estate Investment Corp.	—	97
Japan Retail Fund Investment Corp.	—	102
Japan Tobacco Inc.	40	733
JFE Holdings Inc.	81	568
JGC Holding Corporation	14	141
JS Group Corp.	15	308
JSR Corp.	8	180
JTEKT Corp.	22	174
JXTG Holdings, Inc. (a)	311	1,105
Kajima Corp.	24	293
Kamigumi Co. Ltd.	5	93
Kandenko Co., Ltd. (a)	6	48
Kaneka Corp.	5	143
Kansai Electric Power Co. Inc.	49	473
Kansai Paint Co. Ltd.	4	104
Kao Corp.	7	502
Kato Sangyo Co., Ltd.	1	47
Kawasaki Heavy Industries Ltd.	13	172
Kawasaki Kisen Kaisha, Ltd. (b)	1	13

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
KDDI Corp. (a)	56	1,404
Keihan Holdings Co. Ltd.	2	79
Keihin Corporation	3	64
Keikyu Corp.	5	72
Keio Corp.	2	130
Keisei Electric Railway Co. Ltd. (a)	3	73
Kewpie Corporation	5	103
Keyence Corp.	1	419
Kikkoman Corp.	2	117
Kinden Corp.	7	116
Kintetsu Corp.	4	157
Kirin Holdings Co. Ltd.	24	448
Kmto Energy K.K.	10	146
Kobe Steel Ltd. (b)	75	283
Koito Manufacturing Co. Ltd. (a)	4	208
KOKUYO Co.,Ltd.	4	55
Komatsu Ltd.	37	807
Konami Corp. (a)	2	91
Konica Minolta Holdings Inc. (a)	58	164
Kose Corp.	—	49
K's Holdings Corporation	11	143
Kubota Corp.	36	640
Kuraray Co. Ltd.	21	202
Kurita Water Industries Ltd.	3	105
Kyocera Corp.	11	623
Kyowa Exeo Corp.	3	89
Kyowa Kirin Co., Ltd.	5	128
Kyudenko Corp.	2	46
Kyushu Electric Power Co. Inc. (a)	31	284
Kyushu Financial Group, Inc. (a)	20	96
Kyushu Railway Company	5	109
Lawson Inc.	1	67
Leopalace21 Corporation (a) (b)	22	41
Lion Corp.	4	86
Mabuchi Motor Co. Ltd.	1	50
Maeda Road Construction Co. Ltd. (a)	3	46
Makita Corp.	6	272
Marubeni Corp. (a)	132	747
Maruha Nichiro Holdings, Inc.	3	57
Marui Group Co. Ltd. (a)	1	19
Maruichi Steel Tube Ltd.	1	20
Matsumotokiyoshi Holdings Co., Ltd.	3	113
Mazda Motor Corp.	86	505
Mebuki Financial Group, Inc.	63	142
Medipal Holdings Corp.	12	230
Megmilk Snow Brand Co.,Ltd.	3	80
Meiji Holdings Co., Ltd.	4	305
Minebea Mitsumi Inc.	10	196
MISUMI Group Inc.	4	120
Mitsubishi Chemical Holdings Corporation (a)	99	572
Mitsubishi Corp. (a)	68	1,617
Mitsubishi Electric Corp.	86	1,166
Mitsubishi Estate Co. Ltd.	25	380
Mitsubishi Gas Chemical Co. Inc.	11	206
Mitsubishi Heavy Industries Ltd.	23	517
Mitsubishi Logistics Corporation. (a)	1	20
Mitsubishi Materials Corp.	11	216
Mitsubishi Motors Corp. (a)	68	149
Mitsubishi Shokuhin Co.,Ltd.	1	32
Mitsubishi UFJ Financial Group Inc. (a)	647	2,558
Mitsubishi UFJ Lease & Finance Co. Ltd.	17	77
Mitsui & Co. Ltd.	80	1,371
Mitsui Chemicals Inc.	11	264
Mitsui E&S Holdings Co., Ltd. (b)	3	12
Mitsui Fudosan Co. Ltd.	28	483
Mitsui Mining & Smelting Co Ltd	4	97
Mitsui OSK Lines Ltd. (a)	10	204
mixi, Inc.	3	86
Mizuho Financial Group Inc. (a)	127	1,591
Morinaga Milk Industry Co., Ltd.	2	105
MS&AD Insurance Group Holdings, Inc. (a)	22	590
Murata Manufacturing Co. Ltd.	12	755
Nagase & Co., Ltd.	5	75
Nagoya Railroad Co. Ltd.	5	140
NEC Corp.	10	591
NEC Electronics Corp. (b)	19	139
NEXON Co.,Ltd.	5	117
NGK Insulators Ltd.	12	172
NGK Spark Plug Co. Ltd.	9	159
NHK SPRING Co.,Ltd.	14	88
Nichirei Corporation	4	114
Nidec Corp.	5	505
Nifco Inc.	2	65
Nikon Corp. (a)	21	143
Nintendo Co. Ltd.	1	568
Nippo Corp.	3	72
Nippon Building Fund Inc.	—	96
Nippon Electric Glass Co. Ltd.	7	134
Nippon Express Co. Ltd.	5	303
Nippon Light Metal Holdings Company, Ltd.	5	81
Nippon Meat Packers Inc.	7	304
Nippon Paint Co. Ltd.	2	165
Nippon Paper Industries Co., Ltd.	11	140
Nippon Shokubai Co., Ltd.	2	90
Nippon Steel Corporation	108	1,014
Nippon Steel Trading Corporation	2	57
Nippon Suisan Kaisha, Ltd.	13	54
Nippon Telegraph & Telephone Corp.	63	1,292
Nippon Television Holdings Inc.	10	104
Nippon Yusen KK	16	284
Nishi-Nippon Financial Holdings, Inc.	3	19
Nissan Chemical Industries Ltd.	2	102
Nissan Motor Co., Ltd.	323	1,143
Nissan Shatai Co.,Ltd	3	24
Nisshin Seifun Group Inc.	8	129
Nisshinbo Holdings Inc.	13	86
Nissin Foods Holdings Co. Ltd.	1	103
Nitori Co. Ltd.	1	208
Nitto Denko Corp.	7	430
NOK Corporation	8	87
Nomura Holdings Inc.	122	553
Nomura Real Estate Holdings, Inc. (a)	5	102
Nomura Real Estate Master Fund. Inc.	—	93
Nomura Research Institute Ltd.	5	141
North Pacific Bank, Ltd.	9	19
NSK Ltd.	30	231
NTN Corporation	50	93
NTT Data Corp. (a)	17	216
NTT DoCoMo Inc. (a)	38	1,394
Obayashi Corp.	31	281
Odakyu Electric Railway Co. Ltd.	6	148
OJI Holdings Corp. (a)	55	253
Olympus Corp.	12	249
Omron Corp.	5	358
Ono Pharmaceutical Co. Ltd.	6	176
Oracle Corp. Japan	—	32
Oriental Land Co. Ltd.	1	182
ORIX Corp.	49	607
Osaka Gas Co. Ltd.	23	444
Otsuka Corp.	2	107
Otsuka Holdings Co., Ltd.	11	478
Paltac Corporation (a)	1	71
Pan Pacific International Holdings Corporation	5	123
Panasonic Corp.	119	1,010
Persol Holdings Co., Ltd.	6	91
Pola Orbis Holdings Inc.	2	38
Rakuten Inc.	13	142
Recruit Holdings Co., Ltd.	11	443
Rengo Co., Ltd.	11	86
Resona Holdings Inc. (a)	118	401
Ricoh Co. Ltd. (a)	47	316
Rinnai Corp.	1	107
Rohm Co. Ltd.	3	224
Ryohin Keikaku Co. Ltd.	7	108
San-Ai Oil Co.,Ltd.	2	21
Sankyo Co. Ltd.	2	52
Sankyu Inc.	2	83
Santen Pharmaceutical Co. Ltd.	6	131
Sanwa Holdings Corporation	8	86
SBI Holdings Inc.	6	145

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
SCSK Corporation	1	56
Secom Co. Ltd.	4	384
Sega Sammy Holdings Inc.	7	80
Seibu Holdings Inc.	7	78
Seiko Epson Corp. (a)	18	203
Seino Holdings Corp. (a)	10	145
Sekisui Chemical Co. Ltd.	19	304
Sekisui House Ltd.	26	462
Seven & I Holdings Co., Ltd.	32	992
SG Holdings Co., Ltd.	5	244
Sharp Corp.	4	55
Shikoku Electric Power Company, Incorporated	14	105
Shimadzu Corp.	5	137
Shimamura Co. Ltd.	2	175
Shimano Inc.	1	197
Shimizu Corp.	28	210
Shin-Etsu Chemical Co. Ltd.	8	979
Shinsei Bank Ltd. (a)	10	121
Shionogi & Co. Ltd. (a)	4	230
Shiseido Co. Ltd.	4	206
Shizuoka Bank Ltd. (a)	23	159
Showa Denko KK	8	148
SKY Perfect JSAT Holdings Inc.	2	10
SKYLARK Holdings Co., Ltd.	1	20
SMC Corp. (a)	1	444
Softbank Corp.	36	407
SoftBank Group Corp.	41	2,536
Sohgo Security Services Co. Ltd.	2	81
Sojitz Corp. (a)	84	191
Sompo Holdings, Inc.	14	465
Sony Corp.	18	1,375
Square Enix Holdings Co. Ltd.	2	99
Stanley Electric Co. Ltd.	6	161
Subaru Corp. NPV (a)	36	692
Sugi Holdings Co., Ltd.	1	78
SUMCO Corporation	6	83
Sumitomo Chemical Co. Ltd. (a)	125	415
Sumitomo Corp. (a)	64	772
Sumitomo Electric Industries Ltd.	60	676
Sumitomo Forestry Co. Ltd.	10	156
Sumitomo Heavy Industries Ltd. (a)	8	185
Sumitomo Metal Mining Co. Ltd. (a)	11	328
Sumitomo Mitsui Financial Group Inc.	71	1,972
Sumitomo Mitsui Trust Holdings Inc.	15	385
Sumitomo Osaka Cement Co., Ltd.	1	16
Sumitomo Realty & Development Co. Ltd.	7	218
Sumitomo Riko Company Limited	1	6
Sumitomo Rubber Industries Inc.	15	142
Sundrug Co. Ltd.	2	90
Suntory Beverage & Food Limited	4	139
Suzuken Co. Ltd.	5	172
Suzuki Motor Corp.	17	714
Sysmex Corp.	1	134
T&D Holdings Inc.	26	255
Taiheiyo Cement Corp.	8	201
Taisei Corp.	8	283
Taisho Pharmaceutical Holdings Company Ltd.	1	86
Taiyo Nippon Sanso Corp.	3	51
Takashimaya Co. Ltd.	16	124
Takeda Pharmaceutical Co. Ltd.	31	1,102
TDK Corp.	4	404
Teijin Ltd.	11	170
Terumo Corp.	7	275
The Chugoku Bank, Limited	2	21
The Gunma Bank, Ltd.	26	85
The Hachijuni Bank, Ltd.	27	105
The Hiroshima Bank Ltd. (a) (c)	17	100
The Iyo Bank, Ltd.	15	97
THK Co. Ltd.	4	95
TIS Inc.	5	114
Tobu Railway Co. Ltd.	5	151
Toda Corp.	12	82
Toho Co. Ltd.	2	87
Toho Gas Co. Ltd. (a)	3	169
Toho Holdings Co. Ltd.	4	82
Tohoku Electric Power Co. Inc.	38	383
Tokairika Co., Ltd. (a)	5	70
Tokio Marine Holdings Inc. (a)	20	882
Tokyo Broadcasting System Holdings,Inc.	6	96
Tokyo Century Corp.	1	54
Tokyo Electric Power Co. Holdings Inc. (b)	216	594
Tokyo Electron Ltd. (a)	2	522
Tokyo Gas Co. Ltd.	24	555
Tokyo Tatemono Co. Ltd.	6	77
Tokyu Corp.	17	220
Tokyu Fudosan Holdings Corporation	27	117
Toppan Forms Co., Ltd.	1	10
Toppan Printing Co. Ltd.	19	273
Toray Industries Inc.	89	407
Toshiba Corp.	16	404
Tosoh Corp.	17	276
TOTO Ltd. (a)	4	184
Toyo Ink SC. Holdings Co., Ltd.	3	50
Toyo Seikan Group Holdings Ltd.	13	130
Toyo Suisan Kaisha Ltd.	2	127
Toyo Tire Corporation (a)	5	81
Toyoda Gosei Co. Ltd.	5	110
Toyota Boshoku Corporation	5	68
Toyota Industries Corp.	7	411
Toyota Motor Corp. (a)	91	6,033
Toyota Tsusho Corp.	17	482
Trend Micro Inc.	2	104
TS Tech Co.,Ltd.	4	104
TSURUHA Holdings ,Inc.	1	128
TV Asahi Holdings Corp.	3	49
UACJ Corporation	1	13
Ube Industries Ltd.	8	142
Unicharm Corp.	4	179
Unipres Corp.	5	40
United Super Markets Holdings Inc. (a)	5	63
Wacoal Holdings Corp.	1	15
Welcia Holdings Co.,Ltd.	1	61
West Japan Railway Co.	7	325
Yahoo! Japan Corp.	51	338
Yakult Honsha Co. Ltd.	2	105
Yamada Denki Co. Ltd.	50	248
Yamaguchi Financial Group,Inc.	13	86
Yamaha Corp. (a)	3	158
Yamaha Motor Co. Ltd.	20	283
Yamato Holdings Co. Ltd.	15	387
Yamazaki Baking Co. Ltd.	7	122
Yaskawa Electric Corp.	4	141
Yokogawa Electric Corp. (a)	8	119
Yokohama Rubber Co. Ltd.	8	114
Zeon Corporation	7	69
		120,592
Australia 14.6%
AGL Energy Limited	31	303
AMP Ltd.	294	278
Ampol Limited	19	326
APA Group	22	166
Aristocrat Leisure Ltd.	3	66
ASX Ltd.	2	101
Aurizon Holdings Limited	75	230
AusNet Services Holdings Pty Ltd	55	74
Australia & New Zealand Banking Group Ltd.	131	1,618
Bank of Queensland Ltd. (a)	25	102
Bendigo and Adelaide Bank Ltd.	27	117
BHP Group PLC	95	2,423
BlueScope Steel Ltd.	29	262
Boral Ltd.	63	207
Brambles Limited	31	235
Challenger Financial Services Group Ltd.	5	13
CIMIC Group Limited	4	57
Coca-Cola Amatil Ltd.	15	101
Coles Group Limited	24	289
Commonwealth Bank of Australia	52	2,377
Computershare Ltd.	9	79
Crown Resorts Limited	19	120

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
CSL Ltd.	3	525
DEXUS Funds Management Limited	24	152
Downer EDI Ltd.	40	128
Flight Centre Ltd.	1	8
Fortescue Metals Group Ltd.	41	482
Goodman Funding Pty Ltd	17	225
GPT Group	47	131
GrainCorp Limited - Class A (b)	5	14
Harvey Norman Holdings Ltd. (a)	21	70
Incitec Pivot Ltd.	90	131
Insurance Australia Group Ltd.	79	248
LendLease Corp. Ltd.	28	224
Macquarie Group Limited	7	607
Medibank Private Limited	87	157
Metcash Limited	81	160
Mirvac Group	116	182
National Australia Bank Ltd.	125	1,606
Newcrest Mining Ltd.	11	236
Oil Search Ltd.	45	85
Orica Ltd.	12	130
Origin Energy Ltd.	78	241
Qantas Airways Ltd.	31	91
QBE Insurance Group Ltd.	49	303
Ramsay Health Care Ltd.	2	110
Rio Tinto Ltd.	13	912
Santos Ltd.	39	137
Scentre Group Limited	215	343
Seven Group Holdings Limited (a)	1	13
SIMS Limited	19	104
Sonic Health Care Ltd.	9	214
South32 Limited	204	301
Stockland	90	244
Suncorp Group Ltd.	72	432
Sydney Airport Corporation Limited	10	44
Tabcorp Holdings Ltd.	58	141
Telstra Corp. Ltd.	244	491
The Star Entertainment Group Limited	45	101
Transurban Group	22	227
Treasury Wine Estates Limited	14	87
Tuas Limited (b)	4	2
United Malt Group Limited (b)	6	19
Vicinity Centres RE Ltd	123	122
Viva Energy Australia Group Pty Ltd	96	111
Wesfarmers Ltd.	40	1,284
Westpac Banking Corporation	164	1,990
Woodside Petroleum Ltd.	42	526
Woolworths Group Ltd.	43	1,137
WorleyParsons Ltd.	11	76
		24,848
Hong Kong 6.7%
AIA Group Limited	134	1,328
ASM Pacific Technology Ltd.	7	68
Bank of East Asia Ltd.	38	70
Budweiser Brewing Company APAC Limited	10	31
Cathay Pacific Airways Limited (a)	53	37
Champion Real Estate Investment Trust	85	42
Charoen Pokphand Foods Public Company Limited	30	3
China Gas Holdings Ltd.	21	61
Chinese Estates Holdings Limited	6	3
Chow Sang Sang Holdings International Limited	12	13
Chow Tai Fook Jewellery Group Limited	47	62
CK Asset Holdings Limited	104	513
CK Hutchison Holdings Limited	155	942
CK Infrastructure Holdings Limited	10	47
CLP Holdings Ltd.	51	480
Dah Sing Financial Holdings Limited	3	8
Dairy Farm International Holdings Ltd.	10	38
First Pacific Company Limited	122	33
Galaxy Entertainment Group Ltd.	29	196
GCL-Poly Energy Holdings Limited (a) (b)	2,390	102
Genting Hong Kong Limited (b)	24	1
Great Eagle Holdings Limited	7	16
Haier Electronics Group Co., Ltd.	37	135
Haitong International Securities Group Limited (a)	35	8
Hang Lung Group Ltd.	45	103
Hang Lung Properties Ltd.	73	186
Hang Seng Bank Ltd.	17	254
Henderson Land Development Co. Ltd.	53	197
HK Electric Investments Limited	60	62
HKT Trust	98	130
Hong Kong & China Gas Co. Ltd.	122	176
Hong Kong Exchanges & Clearing Ltd.	6	269
Hongkong Land Holdings Ltd.	68	253
Hutchison Telecommunications Hong Kong Holdings Limited	28	4
Hysan Development Co. Ltd.	30	90
Jardine Matheson Holdings Ltd.	9	338
Johnson Electric Holdings Limited	22	48
K. Wah International Holdings Ltd.	62	30
Kerry Logistics Network Limited	23	42
Kerry Properties Ltd.	47	121
Kingboard Chemical Holdings Ltd.	47	156
Kingboard Laminates Holdings Limited	42	59
Link Real Estate Investment Trust	51	414
Luk Fook Holdings International Ltd.	19	46
Melco International Development Limited	14	25
Melco Resorts & Entertainment Ltd. - ADR	10	173
MGM China Holdings Limited (a)	19	24
MTR Corp.	43	216
New World Development Company Limited	81	394
Nine Dragons Paper (Holdings) Limited	75	95
NWS Holdings Ltd.	86	66
Pacific Century Premium Developments Limited (b)	21	5
PCCW Ltd.	193	115
Power Assets Holdings Ltd.	18	95
Shangri-La Asia Ltd.	76	63
Shimao Property Holdings Limited	34	144
Sino Biopharmaceutical Limted	50	55
Sino Land Co.	142	166
SJM Holdings Limited	73	87
Sun Hung Kai Properties Ltd.	63	815
Swire Pacific Ltd. - Class A	59	288
Swire Properties Limited	46	121
Techtronic Industries Company Limited	16	206
VTech Holdings Ltd.	8	52
WH Group Limited	393	322
Wharf Holdings Ltd.	98	196
Wharf Real Estate Investment Company Limited	53	217
Xinyi Glass Holdings Limited	46	93
Yue Yuen Industrial Holdings Ltd.	70	115
		11,363
Singapore 2.6%
Ascendas REIT	47	112
CapitaLand Commercial Trust	47	57
CapitaLand Ltd.	82	163
CapitaMall Trust	50	72
China Aviation Oil (Singapore) Corporation Ltd	15	10
City Developments Ltd.	20	111
ComfortDelgro Corp. Ltd.	109	113
DBS Group Holdings Ltd.	48	703
Genting Singapore Limited	165	82
Golden Agri-Resources Ltd.	555	58
Hutchison Port Holdings Trust	216	36
Jardine Cycle & Carriage Ltd.	3	34
Keppel Corporation Limited	66	214
Olam International Limited	15	14
Oversea-Chinese Banking Corporation Limited	103	642
Sembcorp Industries Ltd	76	75
SembCorp Marine Ltd. (b)	409	44
Singapore Airlines Ltd.	67	173
Singapore Press Holdings Ltd. (a)	97	74
Singapore Technologies Engineering Ltd.	30	75
Singapore Telecommunications Limited	293	457
StarHub Ltd	33	29
United Overseas Bank Ltd.	42	583
UOL Group Ltd.	19	90
Venture Corp. Ltd.	8	117
Wilmar International Limited	89	288

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Yanlord Land Group Limited	47	39
		4,465
New Zealand 0.4%
Air New Zealand Limited (a)	47	43
Auckland International Airport Limited	8	39
Contact Energy Limited (a)	28	123
Fletcher Building Ltd.	71	180
Mercury NZ Limited	16	55
Meridian Energy Limited	28	94
Spark New Zealand Ltd.	54	170
Vector Limited	1	4
		708
China 0.2%
China South City Holdings Limited	306	28
Geely Automobile Holdings Ltd.	21	42
Hopson Development Holdings Limited	32	76
Lee & Man Paper Manufacturing Ltd.	67	49
Skyworth Group Limited (a) (b)	288	83
Sun Art Retail Group Limited	45	50
		328
Macau 0.2%
Sands China Ltd.	51	199
Wynn Macau, Limited (b)	30	49
		248
United States of America 0.1%
Jardine Strategic Holdings Ltd.	7	143
Samsonite International S.A. (b)	72	74
		217
Russian Federation 0.0%
United Company RUSAL PLC (b)	90	35
Taiwan 0.0%
Foxconn Interconnect Technology Limited (a) (b)	62	24
Total Common Stocks (cost $180,359)		162,828
INVESTMENT COMPANIES 2.7%
United States of America 2.7%
Vanguard MSCI Pacific ETF (a)	68	4,596
Total Investment Companies (cost $4,625)		4,596
SHORT TERM INVESTMENTS 4.0%
Securities Lending Collateral 2.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (d) (e)	4,024	4,024
Investment Companies 1.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	2,642	2,642
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (f) (g)	214	214
Total Short Term Investments (cost $6,880)		6,880
Total Investments 102.1% (cost $191,864)		174,304
Other Derivative Instruments (0.0)%		(72)
Other Assets and Liabilities, Net (2.1)%		(3,460)
Total Net Assets 100.0%		170,772

(a) All or a portion of the security was on loan as of September 30, 2020.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental Asia Developed Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P/ASX 200 Index	9	December 2020	AUD	1,328	(21)	(17)
TOPIX Index	16	December 2020	JPY	255,406	(51)	44
					(72)	27

JNL/RAFI Fundamental Asia Developed Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BMO	12/16/20	AUD	943	675	(10)
AUD/USD	BOA	12/16/20	AUD	89	64	(2)
HKD/JPY	BOA	10/05/20	JPY	(10,618)	(101)	—
JPY/USD	BOA	12/16/20	JPY	11,037	105	(1)
JPY/USD	UBS	12/16/20	JPY	220,493	2,092	13
USD/AUD	CBA	12/16/20	AUD	(375)	(268)	—
USD/JPY	JPM	12/16/20	JPY	(85,059)	(807)	—
					1,760	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental Europe Fund
COMMON STOCKS 97.0%
United Kingdom 22.9%
3i Group plc	25	324
Anglo American PLC	41	994
Antofagasta PLC	11	139
Ashtead Group Public Limited Company	9	307
Associated British Foods PLC	14	337
AstraZeneca PLC	15	1,672
Aviva PLC	198	729
Babcock International Group PLC	41	132
BAE Systems PLC	89	550
Barclays PLC	1,054	1,328
Barratt Developments P L C	43	265
BP P.L.C.	1,526	4,436
British American Tobacco P.L.C.	82	2,937
BT Group Plc	681	863
Bunzl Public Limited Company	8	263
Burberry Group PLC	11	214
Carnival Plc	14	175
Centrica PLC	885	458
Coca-Cola HBC AG	5	111
Compass Group PLC	34	504
DCC Public Limited Company	3	234
Diageo PLC	31	1,079
Direct Line Insurance Limited	80	278
Dixons Carphone PLC	104	126
DS Smith PLC	47	177
easyJet PLC	18	114
Evraz PLC	5	22
Experian PLC	8	308
Ferguson PLC	5	463
Fiat Chrysler Automobiles N.V. (a)	101	1,238
GlaxoSmithKline PLC	98	1,828
HSBC Holdings PLC	1,012	3,939
Imperial Brands PLC	53	943
Inchcape PLC (a)	27	156
Informa Switzerland Limited	23	109
InterContinental Hotels Group PLC	1	44
Intu Properties PLC (a) (b)	156	4
ITV Plc	190	165
J Sainsbury PLC	252	619
John Wood Group PLC	12	33
Johnson Matthey PLC	12	361
Kingfisher Plc	216	826
Land Securities Group PLC	31	212
Legal & General Group PLC	191	460
Lloyds Banking Group PLC (a)	3,802	1,288
M&G PLC	121	248
Marks & Spencer Group Plc	244	306
Meggitt PLC	7	22
Micro Focus International PLC	27	84
Mondi plc	18	386
National Grid PLC	150	1,722
Next PLC	3	237
Pearson PLC	39	275
Persimmon Public Limited Company	10	323
Prudential Public Limited Company (c)	51	736
Reckitt Benckiser Group PLC	13	1,278
Relx PLC	22	487
Rio Tinto PLC	41	2,434
Rolls-Royce Holdings plc (a) (d)	62	103
Royal Mail PLC	157	482
RSA Insurance Group PLC	31	183
Schroders PLC	3	113
Smith & Nephew PLC	13	260
Smiths Group PLC	11	187
SSE PLC	45	699
Standard Chartered PLC	183	839
Standard Life Aberdeen PLC	103	301
Taylor Wimpey PLC	147	206
Tesco PLC	355	974
The Berkeley Group Holdings PLC	4	220
The British Land Company Public Limited Company	44	189
The Royal Bank of Scotland Group Public Limited Company	178	243
Travis Perkins PLC	15	209
TUI AG (d) (e)	39	146
Unilever N.V.	30	1,790
Unilever PLC	18	1,129
United Utilities Group PLC	20	222
Virgin Money UK PLC (a)	36	34
Vodafone Group Public Limited Company	2,090	2,778
Whitbread PLC	7	200
WM Morrison Supermarkets P L C	218	478
WPP 2012 Limited	80	632
		52,919
France 16.6%
Accor SA (a)	5	135
Aeroports de Paris	1	69
Air France - KLM (a) (d)	26	90
ALD (f)	4	35
Alstom (a)	5	268
Amundi (a)	1	98
Arkema	3	304
AtoS SE (a)	3	213
AXA SA	101	1,862
BNP Paribas SA	68	2,478
Bollore SA	31	117
Bouygues SA	16	567
Capgemini SA	4	474
Carrefour SA	47	749
Casino Guichard Perrachon SA (a) (d)	7	168
Cie de Saint-Gobain (a)	34	1,439
Cie Generale d'Optique Essilor International SA	4	526
CNP Assurances SA (a)	14	179
Compagnie Generale des Etablissements Michelin	8	879
Covivio	1	105
Credit Agricole SA	67	589
Danone	13	853
Dassault Systemes SA	1	130
Eiffage (a)	3	220
Electricite de France	57	608
Engie (a)	113	1,504
Eurazeo SA (a)	2	109
Faurecia (a)	4	191
Gecina SA	1	146
Hermes International SCA	—	172
Iliad SA	—	85
Kering SA	1	460
Klepierre (d)	10	136
Lagardere SCA (a) (d)	3	78
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	8	1,229
Legrand SA	4	318
L'Oreal SA	3	896
LVMH Moet Hennessy Louis Vuitton SE	3	1,250
Natixis (a)	75	169
Orange SA	114	1,182
Pernod-Ricard SA	2	398
Peugeot SA (a)	40	723
Publicis Groupe SA	10	325
Rallye (a)	1	6
Renault SA (a)	36	925
Rexel (a)	28	358
Safran (a)	5	463
Sanofi SA	29	2,889
Schneider Electric SE (a)	13	1,586
SCOR (a)	8	211
Societe Generale SA (a)	99	1,306
Sodexo SA	3	191
SUEZ	16	302
Thales SA	2	165
Total SA	144	4,907
Valeo	13	414
Veolia Environnement	19	412
VINCI	13	1,097
Vivendi SA	20	568
		38,326

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Germany 15.9%
Adidas AG (a)	2	670
Allianz SE	14	2,656
Aurubis AG	4	267
BASF SE	48	2,911
Bayer AG	34	2,116
Bayerische Motoren Werke AG	29	2,101
Beiersdorf AG	1	136
Brenntag AG	6	363
Ceconomy AG	18	185
Continental AG	7	772
Covestro AG	11	528
Daimler AG	71	3,835
Deutsche Bank Aktiengesellschaft (a)	160	1,340
Deutsche Boerse AG	2	278
Deutsche Lufthansa AG (a) (d)	55	470
Deutsche Post AG	35	1,588
Deutsche Telekom AG	129	2,160
Dresdner Bank AG (a)	114	560
DW Property Invest GmbH	6	310
DWS Group GmbH & Co. KGaA (a)	1	34
E.ON SE	66	723
Evonik Industries AG	8	218
Fraport AG Frankfurt Airport Services Worldwide (a)	1	43
Fresenius Medical Care AG & Co. KGaA	6	496
Fresenius SE & Co. KGaA	14	623
GEA Group AG	6	203
Hannover Rueck SE	1	213
Hapag-Lloyd Aktiengesellschaft	1	40
HeidelbergCement AG	9	529
HELLA GmbH & Co. KGaA	2	109
Hochtief AG	1	90
Infineon Technologies AG	17	477
K+S Aktiengesellschaft	24	165
Kion Group AG	1	108
Knorr - Bremse Aktiengesellschaft	1	68
Merck KGaA	2	299
Muenchener Rueckversicherungs AG	5	1,193
OSRAM Licht AG (a)	4	227
ProSiebenSat.1 Media SE (a)	4	58
RTL Group SA (a)	2	85
RWE AG	19	705
Salzgitter AG (a)	6	101
SAP SE	10	1,582
Siemens AG	25	3,100
Siemens Energy AG (a)	13	356
Siemens Healthineers AG	2	78
Sudzucker AG	2	35
Talanx Aktiengesellschaft	2	66
Telefonica Deutschland Holding AG	55	142
ThyssenKrupp AG (a)	28	143
Traton SE	2	40
Uniper SE	12	401
United Internet AG	3	124
Vonovia SE	9	584
Wacker Chemie AG	1	94
		36,798
Switzerland 11.2%
ABB Ltd.	47	1,190
Adecco Group AG	9	490
Alcon AG (a)	6	357
Baloise Holding AG	1	186
Compagnie Financiere Richemont SA	12	816
Credit Suisse Group AG	86	858
Geberit AG	—	162
Givaudan SA	—	332
Glencore PLC	1,145	2,365
Julius Bar Gruppe AG	3	132
Kühne + Nagel International AG	1	246
LafargeHolcim Ltd.	20	911
Lonza Group AG	1	331
Nestle SA	44	5,237
Novartis AG	36	3,089
Roche Holding AG	10	3,364
SGS SA	—	209
Sika AG	1	286
STMicroelectronics NV	9	290
Swatch Group AG	2	441
Swiss Life Holding AG	1	364
Swiss Re AG	13	930
Swisscom AG	1	376
UBS Group AG	137	1,531
Zurich Insurance Group AG	4	1,423
		25,916
Netherlands 7.2%
ABN AMRO Bank N.V. - CVA	60	501
Aegon NV	175	456
Airbus SE (a)	8	557
Akzo Nobel N.V.	6	605
ASML Holding	2	798
ASR Nederland N.V.	6	211
CNH Industrial N.V. (a)	37	287
Heineken Holding N.V.	3	197
Heineken NV	3	298
ING Groep N.V. (a)	217	1,544
Koninklijke Ahold Delhaize N.V.	50	1,492
Koninklijke Boskalis Westminster N.V. (a)	2	32
Koninklijke DSM N.V.	3	539
Koninklijke KPN N.V.	118	277
Koninklijke Philips N.V.	19	890
NN Group N.V.	16	582
Prosus N.V. (a)	1	78
Randstad NV	7	339
Royal Dutch Shell PLC - Class A	478	5,933
Signify N.V. (a)	9	344
Unibail-Rodamco SE (d)	10	362
Wolters Kluwer NV	3	263
		16,585
Spain 5.3%
Acciona,S.A. (d)	1	85
ACS, Actividades de Construccion y Servicios, S.A.	12	261
AENA, S.M.E., S.A. (a)	1	174
Amadeus IT Group SA	5	271
Banco Bilbao Vizcaya Argentaria SA	471	1,310
Banco de Sabadell, S.A.	787	274
Banco Santander, S.A.	1,501	2,806
Bankia SA	115	166
CaixaBank, S.A.	154	326
Endesa SA	15	409
Ferrovial, S.A.	8	190
Grifols, S.A. - Class A	6	169
Iberdrola, Sociedad Anonima	169	2,070
Industria de Diseno Textil, S.A.	19	537
International Consolidated Airlines Group, S.A. - ADR (d)	37	148
MAPFRE, S.A.	65	102
Naturgy Energy Group SA	25	496
Red Electrica Corporacion, S.A.	11	208
Repsol SA	150	1,005
Siemens Gamesa Renewable Energy, S.A.	2	58
Telefonica SA	341	1,171
		12,236
Sweden 4.4%
Aktiebolaget Electrolux - Class B	9	209
Aktiebolaget SKF - Class B	15	311
Aktiebolaget Volvo - Class B (a)	50	961
Assa Abloy AB - Class B	14	326
Atlas Copco Aktiebolag - Class A	13	613
Boliden AB	11	320
Electrolux Professional AB (publ) (a)	6	25
Essity Aktiebolag (publ) - Class B (a)	11	381
Hennes & Mauritz AB - Class B	32	556
Hexagon Aktiebolag - Class B (a)	3	240
ICA Gruppen Aktiebolag (d)	3	158
Nordea Bank ABP	231	1,759
Sandvik AB (a)	23	454
Securitas AB - Class B (a)	9	134
Skandinaviska Enskilda Banken AB - Class A (a)	57	508

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Skanska AB - Class B	14	302
SSAB AB - Class A	67	222
Svenska Handelsbanken AB - Class A (a)	53	443
Swedbank AB - Class A (a)	49	771
Tele2 AB - Class B (d)	11	158
Telefonaktiebolaget LM Ericsson - Class B	76	837
Telia Co. AB (d)	112	458
		10,146
Italy 4.4%
A2A SpA	46	67
Assicurazioni Generali SpA	48	681
Atlantia SpA (a)	16	248
Banca Monte dei Paschi di Siena S.p.A. (a) (d)	37	60
Banco BPM Societa' Per Azioni (a)	144	244
Enel SpA	248	2,147
ENI SpA	225	1,763
Intesa Sanpaolo SpA (a)	955	1,791
Leonardo S.p.A. (d)	19	113
Mediobanca SpA	29	225
Pirelli & C. S.p.A. (a)	21	91
Poste Italiane - Societa' Per Azioni	13	115
Saipem S.p.A. (d)	40	68
Snam Rete Gas SpA	49	253
Telecom Italia SpA	1,698	681
Terna – Rete Elettrica Nazionale S.p.A.	27	190
UniCredit S.p.A. (a)	142	1,175
Unipol Gruppo Finanziario S.P.A. (a)	33	146
UnipolSai Assicurazioni S.p.A.	27	70
		10,128
Finland 1.7%
Fortum Oyj	14	283
Kesko Oyj	14	351
Kone Corporation - Class B	5	400
Neste Oyj	7	376
Nokia Oyj (a)	215	844
Sampo Oyj - Class A	13	523
Stora Enso Oyj - Class R	25	387
UPM-Kymmene Oyj	19	586
Wartsila Oyj	20	160
		3,910
Denmark 1.7%
A P Moller - Maersk A/S - Class B	—	662
Carlsberg A/S - Class B	2	244
Coloplast A/S - Class B	1	80
Danske Bank A/S (a)	42	563
DSV Panalpina A/S	1	187
ISS A/S	12	152
Novo Nordisk A/S - Class B	16	1,086
Novozymes A/S - Class B	3	181
Orsted A/S	2	244
Vestas Wind Systems A/S	3	498
		3,897
Belgium 1.4%
ageas SA/NV	9	372
Anheuser-Busch InBev	27	1,441
Colruyt SA	2	128
KBC Groep NV	10	516
Proximus	6	115
Solvay SA	4	312
UCB SA	2	228
Umicore	5	189
		3,301
Norway 1.4%
DNB Bank ASA (a)	34	472
Equinor ASA	65	922
Gjensidige Forsikring ASA	5	92
Mowi ASA	11	201
Norsk Hydro ASA	107	295
Orkla ASA	20	205
Subsea 7 S.A. (a)	23	165
Telenor ASA	24	402
Yara International ASA	10	403
		3,157
Ireland 0.9%
AIB Group Public Limited Company (d)	63	65
Bank of Ireland Group Public Limited Company (a)	74	137
CRH Plc	26	943
Kerry Group Plc - Class A	2	206
Ryanair Holdings Plc - ADR (a)	5	391
Smurfit Kappa Funding Designated Activity Company	7	290
		2,032
Luxembourg 0.7%
ArcelorMittal (a)	89	1,192
Millicom International Cellular SA - SDR	6	196
SES S.A. - FDR	30	213
Tenaris SA	27	132
		1,733
Australia 0.6%
BHP Group PLC	63	1,345
Austria 0.4%
Erste Group Bank AG	14	296
OMV AG	9	255
Raiffeisen Bank International AG (a)	7	113
Strabag SE (a)	—	15
Telekom Austria Aktiengesellschaft	2	13
Verbund AG	1	46
Voestalpine AG	11	295
		1,033
Portugal 0.3%
Energias de Portugal SA	93	456
Galp Energia, SGPS, S.A.	22	200
Jeronimo Martins, SGPS, S.A.	7	108
		764
South Africa 0.0%
Steinhoff International Holdings N.V. (a)	285	12
Total Common Stocks (cost $271,542)		224,238
PREFERRED STOCKS 1.6%
Germany 1.4%
Henkel AG & Co. KGaA (g)	7	709
Porsche Automobil Holding SE (g)	4	239
Schaeffler AG	12	72
Volkswagen AG (g)	14	2,294
		3,314
Switzerland 0.2%
Lindt & Spruengli AG (g)	—	211
Schindler Holding AG (g)	1	214
		425
Total Preferred Stocks (cost $3,723)		3,739
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (h)	2,460	2,460
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (h)	328	328
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (i) (j)	154	154
Total Short Term Investments (cost $2,942)		2,942
Total Investments 99.9% (cost $278,207)		230,919
Other Derivative Instruments (0.0)%		(2)
Other Assets and Liabilities, Net 0.1%		124
Total Net Assets 100.0%		231,041

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) Investment in affiliate.

(d) All or a portion of the security was on loan as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $35 and 0.0% of the Fund.

(g) Convertible security.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental Europe Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	1,153	—	118	17	(39)	(260)	736	0.3

JNL/RAFI Fundamental Europe Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TUI AG	06/25/19	340	146	0.1

JNL/RAFI Fundamental Europe Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	19	December 2020	EUR	613	(2)	(7)
FTSE 100 Index	4	December 2020	GBP	237	(2)	(5)
					(4)	(12)

JNL/RAFI Fundamental Europe Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	BOA	12/16/20	EUR	348	409	2
EUR/USD	CSI	12/16/20	EUR	331	388	(4)
EUR/USD	HSB	12/16/20	EUR	323	379	(3)
GBP/USD	BOA	12/16/20	GBP	116	150	2
GBP/USD	CSI	12/16/20	GBP	120	155	1
GBP/USD	JPM	12/16/20	GBP	242	313	(2)
USD/EUR	BMO	12/16/20	EUR	(365)	(428)	4
USD/EUR	CBA	12/16/20	EUR	(95)	(112)	(1)
USD/EUR	CBA	12/16/20	EUR	(233)	(273)	3
USD/EUR	RBC	12/16/20	EUR	(164)	(193)	1
USD/GBP	BMO	12/16/20	GBP	(78)	(101)	—
USD/GBP	CBA	12/16/20	GBP	(58)	(74)	(1)
USD/GBP	JPM	12/16/20	GBP	(120)	(156)	—
USD/GBP	RBC	12/16/20	GBP	(61)	(79)	—
					378	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 99.3%
Industrials 16.9%
AAR Corp.	7	130
ABM Industries Incorporated	9	326
ACCO Brands Corporation	17	98
Acuity Brands, Inc.	8	782
ADT, Inc.	17	139
Advanced Disposal Services, Inc. (a)	7	203
Air Lease Corporation - Class A	17	505
Allegiant Travel Company	3	328
Allison Systems, Inc.	21	721
Altra Industrial Motion Corp.	6	207
AMERCO	1	390
AO Smith Corp.	16	840
Apogee Enterprises, Inc.	6	124
Applied Industrial Technologies, Inc.	6	317
Arcbest Corporation	3	79
Arcosa, Inc.	9	387
Armstrong World Industries, Inc.	3	225
Astec Industries, Inc.	2	95
Atkore International Group Inc. (a)	2	40
Atlas Air Worldwide Holdings, Inc. (a)	12	758
Avis Budget Group, Inc. (a)	32	849
Barnes Group Inc.	6	198
Beacon Roofing Supply, Inc. (a)	12	384
Brady Corp. - Class A	5	188
BrightView Holdings, Inc. (a)	3	35
Builders FirstSource, Inc. (a)	9	308
BWXT Government Group, Inc.	6	363
Carlisle Cos. Inc.	7	881
Clean Harbors Inc. (a)	6	347
Colfax Corp. (a)	18	578
Comfort Systems USA Inc.	5	277
Copart Inc. (a)	6	603
CoStar Group, Inc. (a)	1	540
Covanta Holding Corporation	23	181
Crane Co.	7	345
Cubic Corp.	1	48
Curtiss-Wright Corp.	5	439
Deluxe Corp.	9	243
Donaldson Co. Inc.	10	487
Dycom Industries, Inc. (a)	8	441
EMCOR Group, Inc.	8	568
Encore Wire Corp.	3	120
Enerpac Tool Group Corp.	9	175
EnerSys	6	406
EnPro Industries, Inc.	2	96
Flowserve Corporation	23	628
Forward Air Corp.	3	182
Franklin Electric Co. Inc.	4	226
Gates Industrial Corporation PLC (a)	6	69
GATX Corporation	7	434
Generac Holdings Inc. (a)	3	598
GMS Inc. (a)	7	180
Graco Inc.	12	712
Granite Construction Incorporated	14	243
Greenbrier Cos. Inc.	12	347
Hawaiian Holdings, Inc.	20	261
HD Supply Holdings, Inc (a)	22	887
Healthcare Services Group Inc.	12	255
Heartland Express Inc.	6	103
HEICO Corp.	3	308
Herc Holdings Inc. (a)	4	150
Herman Miller Inc.	10	300
Hexcel Corp.	14	479
Hillenbrand Inc.	10	286
HNI Corp.	5	170
HUB Group Inc. - Class A (a)	7	335
Hubbell Inc.	6	873
Hyster-Yale Materials Handling Inc. - Class A	2	65
IDEX Corporation	6	1,021
Ingersoll Rand Inc. (a)	7	260
ITT Industries Holdings, Inc.	10	569
JELD-WEN Holding, Inc. (a)	12	279
Kaman Corp.	4	156
Kelly Services Inc. - Class A	6	102
Kennametal Inc.	13	384
Kirby Corp. (a)	10	375
Knight-Swift Transportation Holdings Inc. - Class A	22	912
Korn Ferry	8	228
Landstar System Inc.	5	679
Lennox International Inc.	3	743
Lincoln Electric Holdings Inc.	8	712
Macquarie Infrastructure Corporation	17	470
Masco Corporation	23	1,278
Masonite International Corporation (a)	4	422
MasTec Inc. (a)	11	454
Matson Intermodal - Paragon, Inc.	5	197
Matthews International Corp. - Class A	4	81
Meritor, Inc. (a)	8	169
Middleby Corp. (a)	5	487
Moog Inc. - Class A	4	278
MRC Global Inc. (a)	23	100
MSA Safety Inc.	2	281
MSC Industrial Direct Co. - Class A	9	542
Mueller Industries Inc.	6	160
Nordson Corp.	3	664
Now, Inc. (a)	26	118
Nvent Electric Public Limited Company	24	424
Old Dominion Freight Line Inc.	6	1,122
Oshkosh Corp.	9	628
Parsons Corporation (a)	2	62
Pentair Public Limited Company	16	749
Primoris Services Corporation	6	105
Quad/Graphics Inc. - Class A	5	14
Regal-Beloit Corp.	7	619
Resideo Technologies, Inc. (a)	47	515
Rexnord Corporation	11	329
Rollins Inc.	6	320
Rush Enterprises Inc. - Class A	5	250
Saia, Inc. (a)	3	323
Schneider National, Inc. - Class B	11	272
Sensata Technologies Holding PLC (a)	17	740
Simpson Manufacturing Co. Inc.	4	390
SkyWest Inc.	10	297
SPX Flow, Inc. (a)	5	224
Steelcase Inc. - Class A	18	186
Stericycle Inc. (a)	9	575
Stock Building Supply Holdings, LLC (a)	9	401
Teledyne Technologies Inc. (a)	2	571
Terex Corp.	23	446
Tetra Tech, Inc.	5	481
Timken Co.	13	713
Toro Co.	8	695
TransUnion	5	455
Trinity Industries Inc.	28	539
Triumph Group Inc.	2	15
TrueBlue, Inc. (a)	2	34
Tutor Perini Corp. (a)	15	170
UniFirst Corp.	2	317
Valmont Industries Inc.	3	401
Verisk Analytics, Inc.	5	950
Wabash National Corp.	5	56
Wabtec Corp.	12	739
Watsco Inc.	4	959
Watts Water Technologies Inc. - Class A	3	262
Werner Enterprises Inc.	8	354
WESCO International, Inc. (a)	21	922
Woodward Governor Co.	6	470
XPO Logistics, Inc. (a)	14	1,191
Xylem Inc.	14	1,142
		56,433
Consumer Discretionary 15.7%
Aaron's, Inc.	14	798
Abercrombie & Fitch Co. - Class A	46	645
Acushnet Holdings Corp.	4	145
Adtalem Global Education Inc. (a)	11	273

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
American Axle & Manufacturing Holdings, Inc. (a)	45	259
American Eagle Outfitters, Inc.	71	1,049
Arch Restaurants, Inc. - Class A	6	265
Asbury Automotive Group, Inc. (a)	5	491
AutoZone, Inc. (a)	1	916
Big Lots, Inc.	11	507
BJ's Restaurants, Inc.	2	47
Bloomin' Brands, Inc.	26	396
Boyd Gaming Corporation	12	355
Bright Horizons Family Solutions Inc. (a)	3	470
Brinker International Inc.	15	633
Brink's Co.	1	32
Brunswick Corp.	14	813
Buckle Inc.	10	214
Burlington Stores Inc. (a)	2	498
Caleres Inc.	4	38
Carter's Inc.	9	751
Cheesecake Factory Inc. (b)	16	443
Chico's FAS Inc.	26	25
Childrens Place Retail Stores Inc. (b)	8	215
Churchill Downs Inc.	3	435
Columbia Sportswear Co.	4	323
Cooper Tire & Rubber Co.	10	306
Cooper-Standard Holdings Inc. (a)	3	34
Core-Mark Holding Co. Inc.	8	229
Cracker Barrel Old Country Store, Inc.	5	522
Dana Holding Corp.	37	458
Deckers Outdoor Corp. (a)	3	687
Delphi Technologies PLC (a) (b)	26	428
Designer Brands Inc. - Class A	33	180
Domino's Pizza, Inc.	3	1,219
Dorman Products Inc. (a)	3	315
Dunkin' Brands Group Inc.	5	370
Extended Stay America, Inc. - Class B	44	531
Fossil Group, Inc. (a)	15	83
Frontdoor, Inc. (a)	1	57
FTI Consulting Inc. (a)	4	390
Genesco Inc. (a)	3	71
Gentex Corp.	32	832
G-III Apparel Group, Ltd. (a)	19	244
Graham Holdings Co.	1	334
Grand Canyon Education, Inc. (a)	4	293
Griffon Corporation	6	118
Group 1 Automotive Inc.	6	542
Guess Inc.	21	246
H & R Block, Inc.	36	591
Hanesbrands Inc.	79	1,239
Harley-Davidson, Inc.	34	823
Helen of Troy Ltd (a)	3	532
Hilton Grand Vacations Inc. (a)	9	192
Houghton Mifflin Harcourt Company (a)	29	49
IAA Spinco Inc. (a)	8	396
International Game Technology PLC (b)	38	422
Jack in the Box Inc.	7	566
K12 Inc. (a)	3	80
KAR Auction Services, Inc.	15	214
KB Home	15	573
Kontoor Brands, Inc.	13	326
Laureate Education Inc. - Class A (a)	15	203
La-Z-Boy Inc.	8	240
LCI Industries	3	332
Leggett & Platt Inc.	23	939
Levi Strauss & Co. - Class A	4	60
Lithia Motors Inc. - Class A	4	997
M/I Homes, Inc. (a)	4	199
Marriott Vacations Worldwide Corporation	6	549
Mattel, Inc. (a)	54	636
MDC Holdings Inc.	9	433
Meritage Homes Corporation (a)	6	711
Monro Inc.	4	170
Murphy USA Inc. (a)	5	705
Office Depot, Inc.	15	288
Ollie's Bargain Outlet Holdings Inc. (a)	2	196
Papa John's International Inc.	2	176
Party City Holdco Inc. (a)	24	61
Penn National Gaming Inc. (a)	11	789
Polaris Industries Inc.	10	987
Pool Corporation	2	609
Red Rock Resorts, Inc. - Class A	9	154
Regis Corp. (a)	6	38
Rent-A-Center, Inc.	2	72
RH (a)	1	204
Sally Beauty Holdings, Inc. (a)	34	299
Seaworld Entertainment, Inc. (a)	7	135
Service Corp. International	14	591
ServiceMaster Holding Corporation (a)	10	400
Signet Jewelers Limited	30	568
Six Flags Operations Inc.	26	527
Skechers U.S.A. Inc. - Class A (a)	19	576
Sleep Number Corporation (a)	1	72
Sonic Automotive, Inc. - Class A	9	348
Spirit Airlines Inc. (a)	26	425
Steven Madden Ltd.	13	263
Sturm Ruger & Co. Inc.	1	87
Taylor Morrison Home II Corporation - Class A (a)	28	698
Tempur Sealy International, Inc. (a)	4	320
Tenneco Inc. (a)	36	249
Tesla Inc. (a)	4	1,669
Texas Roadhouse Inc.	8	492
The Michaels Companies, Inc. (a) (b)	6	59
The Wendy's Company	34	766
Thor Industries Inc.	13	1,275
Toll Brothers Inc.	7	339
TopBuild Corp. (a)	3	541
TRI Pointe Homes, Inc. (a)	33	601
Tupperware Brands Corp.	12	244
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4	886
Under Armour Inc. - Class A (a)	52	586
Urban Outfitters Inc. (a)	30	618
Vail Resorts, Inc.	3	568
Williams-Sonoma Inc.	13	1,143
Wolverine World Wide, Inc.	13	329
Wyndham Destinations, Inc.	18	540
Wyndham Hotels & Resorts, Inc.	8	397
Wynn Resorts Ltd.	9	663
		52,550
Information Technology 12.9%
ACI Worldwide, Inc. (a)	8	220
ADTRAN, Inc.	3	34
Advanced Micro Devices, Inc. (a)	4	361
Akamai Technologies, Inc. (a)	12	1,346
Amkor Technology, Inc. (a)	17	186
ANSYS, Inc. (a)	3	976
Arista Networks, Inc. (a)	1	296
ASGN Incorporated (a)	6	387
Aspen Technology, Inc. (a)	3	324
Autodesk, Inc. (a)	3	624
Belden Inc.	7	229
Benchmark Electronics, Inc.	8	154
Black Knight, Inc. (a)	6	554
Booz Allen Hamilton Holding Corporation - Class A	9	787
Broadridge Financial Solutions, Inc.	8	1,027
CACI International Inc. - Class A (a)	3	580
Cadence Design Systems Inc. (a)	9	948
CDK Global, Inc.	13	585
CDW Corp.	2	274
Ciena Corp. (a)	11	434
Cirrus Logic Inc. (a)	7	493
Cognex Corp.	7	429
Coherent Inc. (a)	2	245
CommScope Holding Company, Inc. (a)	57	510
Conduent Inc. (a)	61	193
CoreLogic, Inc.	10	671
Cree, Inc. (a)	13	799
Diebold Nixdorf Inc. (a)	8	59
Diodes Inc. (a)	3	161
Dolby Laboratories, Inc.	5	338
EchoStar Corp. - Class A (a)	7	181
Entegris, Inc.	5	392

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
EPAM Systems, Inc. (a)	1	431
Equifax Inc.	8	1,228
Euronet Worldwide Inc. (a)	4	328
Fair Isaac Corporation (a)	1	396
First Solar, Inc. (a)	13	893
Fitbit, Inc. - Class A (a)	9	64
FleetCor Technologies Inc. (a)	4	924
FLIR Systems Inc.	16	575
Fortinet, Inc. (a)	3	303
Gartner Inc. (a)	4	549
Genpact Limited	18	697
Global Payments Inc.	8	1,437
II-VI Incorporated (a)	5	185
Insight Enterprises, Inc. (a)	7	416
InterDigital Communications, Inc.	5	292
IPG Photonics Corporation (a)	3	427
Itron Inc. (a)	3	186
J2 Cloud Services, LLC (a)	5	319
Jack Henry & Associates Inc.	5	745
KBR, Inc.	21	462
Keysight Technologies, Inc. (a)	6	583
Knowles Corporation (a)	15	222
Littelfuse Inc.	2	337
Liveramp, Inc. (a)	8	393
Manhattan Associates Inc. (a)	4	354
Mantech International Corp. - Class A	4	258
Marvell Technology Group Ltd	32	1,262
MAXIMUS Inc.	7	504
Methode Electronics Inc.	2	52
MKS Instruments, Inc.	5	507
National Instruments Corp.	10	361
NCR Corporation (a)	22	486
NETGEAR, Inc. (a)	2	61
NetScout Systems, Inc. (a)	14	308
Nuance Communications, Inc. (a)	13	447
On Semiconductor Corporation (a)	50	1,094
PC Connection, Inc.	3	107
Pegasystems Inc.	1	103
Perspecta Inc.	21	413
Pitney Bowes Inc.	29	156
Plantronics Inc.	3	39
Plexus Corp. (a)	4	296
Progress Software Corp.	2	64
PTC Inc. (a)	4	317
Sabre Corporation	64	419
Sanmina Corp. (a)	12	322
ScanSource Inc. (a)	3	65
Science Applications International Corp.	8	593
Silicon Laboratories Inc. (a)	2	238
SolarWinds Corporation (a)	3	52
SS&C Technologies Holdings, Inc.	10	621
Super Micro Computer, Inc. (a)	5	127
Sykes Enterprises Inc. (a)	5	171
Synaptics Incorporated (a)	5	437
Synopsys Inc. (a)	5	1,131
Teradata Corporation (a)	29	663
Teradyne Inc.	11	840
Trimble Inc. (a)	18	866
TTEC Holdings, Inc.	—	25
TTM Technologies, Inc. (a)	23	258
Tyler Technologies Inc. (a)	1	276
Verint Systems Inc. (a)	5	250
ViaSat, Inc. (a)	7	235
Vishay Intertechnology Inc.	24	368
Wex, Inc. (a)	2	287
Workday, Inc. - Class A (a)	1	154
Zebra Technologies Corp. - Class A (a)	2	408
		43,184
Financials 12.2%
Affiliated Managers Group, Inc.	10	687
Ambac Financial Group, Inc. (a)	3	33
American Equity Investment Life Holding Company	15	327
American Financial Group, Inc.	9	585
American National Group, Inc.	1	79
Ares Management Corporation - Class A	1	33
Artisan Partners Asset Management Inc. - Class A	6	250
Associated Banc-Corp	27	340
Assurant, Inc.	6	692
Atlantic Union Bank	5	111
BancorpSouth Bank	11	213
Bank of Hawaii Corporation	5	247
Bank OZK	19	410
BankUnited, Inc.	18	395
Banner Corporation	2	80
BGC Partners, Inc. - Class A	39	95
Blackstone Mortgage Trust, Inc. - Class A	17	380
BOK Financial Corporation	4	220
Brown & Brown Inc.	16	732
Cannae Holdings, Inc. (a)	9	318
Capitol Federal Financial	11	100
Cathay General Bancorp	8	168
CNO Financial Group, Inc.	19	303
Cohen & Steers, Inc.	2	89
Columbia Banking System Inc.	8	183
Commerce Bancshares Inc.	7	413
Community Bank System Inc.	4	241
Credit Acceptance Corp. (a) (b)	1	279
Cullen/Frost Bankers Inc. (b)	7	438
CVB Financial Corp.	9	147
E*TRADE Financial Corp.	19	934
East West Bancorp, Inc.	18	603
Eaton Vance Corp.	12	457
Erie Indemnity Company - Class A	2	321
Essent Group Ltd.	8	298
Evercore Inc. - Class A	8	502
FactSet Research Systems Inc.	2	541
FBL Financial Group, Inc. - Class A	1	28
Federated Investors, Inc. - Class B	14	298
First American Financial Corporation	17	842
First Citizens BancShares, Inc. - Class A	1	164
First Financial Bancorp.	5	59
First Hawaiian, Inc.	19	276
First Horizon National Corporation	91	855
First Interstate BancSystem, Inc. - Class A	4	122
First Midwest Bancorp, Inc.	13	136
First Republic Bank	11	1,153
FirstCash, Inc.	5	258
Flagstar Bancorp, Inc.	5	140
FNB Corp.	48	326
Fulton Financial Corp.	24	221
Glacier Bancorp, Inc.	7	216
Great Western Bancorp Inc.	10	124
Hancock Whitney Co.	13	238
Hanover Insurance Group Inc.	5	502
Hilltop Holdings Inc.	10	198
Home BancShares, Inc.	18	266
Hope Bancorp, Inc.	18	140
Horace Mann Educators Corp.	2	58
Houlihan Lokey Inc. - Class A	3	189
Independence Holdings, LLC	15	465
Interactive Brokers Group, Inc.	1	36
International Bancshares Corporation	5	131
Investors Bancorp, Inc.	37	269
Janus Henderson Group PLC	34	731
Kemper Corp.	6	406
Ladder Capital Corp - Class A	18	126
LPL Financial Holdings Inc.	10	768
MarketAxess Holdings Inc.	1	291
MBIA Inc. (a)	8	49
Mercury General Corp.	6	256
MFA Financial, Inc.	170	456
MGIC Investment Corp.	63	555
Moelis & Company LLC - Class A	5	171
Morningstar Inc.	1	195
MSCI Inc.	2	828
NASDAQ Inc.	6	682
National General Holdings Corp.	8	264
National Western Life Group Inc. - Class A	—	12
Nelnet, Inc. - Class A	2	127

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
New York Community Bancorp Inc.	63	521
Northwest Bancshares Inc.	16	145
Old National Bancorp	20	253
PacWest Bancorp	25	422
PennyMac Financial Services, Inc.	2	145
People's United Financial Inc.	68	703
Pinnacle Financial Partners, Inc.	8	295
Primerica, Inc.	4	503
ProAssurance Corporation	9	141
Prosperity Bancshares Inc.	9	456
Provident Financial Services, Inc.	2	25
Radian Group Inc.	29	426
Raymond James Financial Inc.	3	235
Renasant Corporation	3	63
RLI Corp.	3	287
SEI Investments Co.	13	659
Selective Insurance Group Inc.	6	312
Signature Bank	5	444
Simmons First National Corp. - Class A	12	189
SLM Corporation	56	455
South State Corp.	5	240
Sterling Bancorp	32	338
Stewart Information Services Corp.	5	201
Stifel Financial Corp.	8	380
SVB Financial Group (a)	3	796
Synovus Financial Corp.	25	525
TCF Financial Corporation	13	309
Texas Capital Bancshares, Inc. (a)	8	245
TFS Financial Corporation	4	58
The PRA Group, Inc. (a)	7	264
Tradeweb Markets Inc. - Class A	2	110
Trustmark Corp.	7	153
Two Harbors Investment Corp.	79	401
Ubiquiti Inc.	—	54
UMB Financial Corp.	5	252
Umpqua Holdings Corp.	37	388
United Bankshares Inc.	13	273
Valley National Bancorp	43	298
Virtu Financial Inc. - Class A	4	93
Waddell & Reed Financial Inc. - Class A	26	387
Walker & Dunlop, Inc.	3	163
Washington Federal Inc.	11	222
Webster Financial Corp.	13	330
WesBanco Inc.	4	79
Western Alliance Bancorp	8	252
White Mountains Insurance Group Ltd	—	307
Wintrust Financial Corporation	8	310
World Acceptance Corp. (a) (b)	1	69
Zions Bancorp	28	830
		40,877
Real Estate 12.1%
Acadia Realty Trust	12	130
Alexander & Baldwin, LLC	9	101
Alexandria Real Estate Equities, Inc.	8	1,209
American Campus Communities, Inc.	19	663
American Finance Trust, Inc. - Class A	5	32
American Homes 4 Rent - Class A	20	571
Apartment Investment and Management Company - Class A	14	472
Apollo Commercial Real Estate Finance, Inc.	22	196
Apple Hospitality REIT, Inc.	51	486
Brandywine Realty Trust	33	346
Brixmor Property Group Inc.	54	634
Camden Property Trust	9	790
Chimera Investment Corporation	56	462
Colony Capital, Inc. - Class A	99	270
Colony Credit Real Estate, Inc. - Class A	7	35
Columbia Property Trust Inc.	19	209
CoreCivic, Inc.	27	218
Corepoint Lodging Inc.	3	18
Corporate Office Properties Trust	14	333
Cousins Properties Incorporated	12	348
CubeSmart	16	502
Cushman & Wakefield PLC (a)	8	85
Cyrusone LLC	6	439
DiamondRock Hospitality Co.	54	272
Diversified Healthcare Trust	43	153
Douglas Emmett, Inc.	15	372
Duke Realty Corp.	29	1,075
EastGroup Properties Inc.	2	244
Empire State Realty Trust Inc. - Class A	33	202
EPR Properties	13	351
Equity Commonwealth	13	356
Equity Lifestyle Properties, Inc.	7	414
Extra Space Storage Inc.	8	816
Federal Realty Investment Trust	7	543
First Industrial Realty Trust, Inc.	8	328
Franklin Street Properties Corp.	4	13
Gaming and Leisure Properties, Inc.	17	628
Healthcare Realty Trust Inc.	12	375
Healthcare Trust of America, Inc. - Class A	22	563
Highwoods Properties Inc.	13	448
Hudson Pacific Properties Inc.	19	414
Invesco Mortgage Capital Inc. (b)	75	202
Invitation Homes Inc.	37	1,028
JBG Smith Properties	10	279
Jones Lang LaSalle Incorporated	2	166
Kennedy-Wilson Holdings Inc.	10	138
Kilroy Realty Corporation	11	548
Kimco Realty Corporation	75	840
Kite Realty Naperville, LLC	15	177
Lamar Advertising Co. - Class A	9	595
Lexington Realty Trust	33	340
Life Storage Inc.	4	473
Macerich Co. (b)	75	510
Mack-Cali Realty Corporation	15	183
Medical Properties Trust, Inc.	37	660
MGM Growth Properties LLC - Class A	4	119
National Health Investors, Inc.	4	236
National Retail Properties, Inc.	16	548
New Residential Investment Corp.	20	157
New York Mortgage Trust Inc.	69	177
Office Properties Income Trust	7	151
Omega Healthcare Investors, Inc.	23	682
OUTFRONT Media Inc.	32	472
Paramount Group, Inc.	39	273
Park Hotels & Resorts Inc.	16	156
Pebblebrook Hotel Trust	31	392
PennyMac Mortgage Investment Trust	20	325
Physicians Realty Trust	20	350
Piedmont Office Realty Trust Inc. - Class A	20	277
PotlatchDeltic Corp.	6	233
PS Business Parks, Inc.	2	184
Rayonier Inc.	16	436
Realogy Holdings Corp. (a)	71	673
Redwood Trust Inc.	31	234
Regency Centers Corp.	18	702
Retail Opportunity Investments Corp.	19	200
Retail Properties of America, Inc. - Class A	44	254
RLJ III-EM Columbus Lessee, LLC	44	382
Ryman Hospitality Properties, Inc.	7	260
Sabra Health Care REIT, Inc.	25	347
SBA Communications Corporation	1	350
Service Properties Trust	40	320
SITE Centers Corp.	37	267
SL Green Realty Corp.	16	749
Spirit Realty Capital, Inc.	14	460
STAG Industrial, Inc.	10	290
Starwood Property Trust, Inc.	49	734
STORE Capital Corp.	18	501
Summit Hotel Properties Inc.	5	28
Sun Communities Inc.	4	629
Sunstone Hotel Investors Inc.	56	443
Tanger Factory Outlet Centers Inc. (b)	34	208
Taubman Centers Inc.	9	307
The GEO Group, Inc.	36	404
The Howard Hughes Corporation (a)	5	298
UDR, Inc.	21	685
Uniti Group Inc.	53	555
Urban Edge Properties	16	151

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
VICI Properties Inc.	37	854
W.P. Carey Inc.	14	898
Washington Prime Group, L.P. (b)	49	32
Washington REIT	9	183
Weingarten Realty Investors	18	307
Xenia Hotels & Resorts Inc.	19	170
		40,298
Health Care 7.8%
Acadia Healthcare Company, Inc. (a)	14	405
Align Technology, Inc. (a)	2	606
Allscripts Healthcare Solutions, Inc. (a)	31	252
Amedisys, Inc. (a)	1	211
AMN Healthcare Services, Inc. (a)	5	284
Avanos Medical, Inc. (a)	2	70
BioMarin Pharmaceutical Inc. (a)	4	316
Bio-Rad Laboratories, Inc. - Class A (a)	1	608
Bio-Techne Corporation	1	321
Brookdale Senior Living Inc. (a)	47	120
Bruker Corp.	6	224
Catalent Inc. (a)	5	418
Charles River Laboratories International Inc. (a)	2	488
Chemed Corporation	1	478
Cooper Cos. Inc.	2	810
Covetrus, Inc. (a)	22	535
Edwards Lifesciences Corporation (a)	12	939
Elanco Animal Health (a)	26	721
Encompass Health Corporation	9	560
Five Star Senior Living Inc. (a)	1	4
Globus Medical Inc. - Class A (a)	4	190
Haemonetics Corp. (a)	2	213
Hill-Rom Holdings Inc.	5	416
Hologic Inc. (a)	16	1,081
Illumina, Inc. (a)	3	959
Incyte Corporation (a)	3	267
LHC Group, Inc. (a)	1	256
LivaNova PLC (a)	1	45
Magellan Health Services Inc. (a)	5	376
Masimo Corp. (a)	2	379
Mednax, Inc. (a)	27	445
Mettler-Toledo International Inc. (a)	1	1,166
Molina Healthcare, Inc. (a)	5	999
Myriad Genetics, Inc. (a)	18	238
National Healthcare Corp.	1	79
OPKO Health, Inc. (a) (b)	80	296
Patterson Cos. Inc.	30	728
PerkinElmer Inc.	7	851
PRA Health Sciences, Inc. (a)	3	275
Premier Healthcare Solutions, Inc. - Class A	7	218
Prestige Consumer Healthcare Inc. (a)	2	64
ResMed Inc.	6	959
Select Medical Holdings Corporation (a)	15	317
Steris Limited	4	734
Syneos Health, Inc. - Class A (a)	7	373
Teleflex Incorporated	2	587
Tenet Healthcare Corporation (a)	28	683
United Therapeutics Corporation (a)	9	954
Varian Medical Systems, Inc. (a)	7	1,253
Vertex Pharmaceuticals Incorporated (a)	2	559
Waters Corp. (a)	6	1,085
West Pharmaceutical Services Inc.	3	691
		26,106
Materials 7.4%
Albemarle Corporation	11	999
Allegheny Technologies Incorporated (a)	33	291
AptarGroup, Inc.	5	570
ARD Holdings S.A. - Class A	—	6
Ashland Global Holdings Inc.	11	782
Avery Dennison Corporation	9	1,096
Avient Corporation	17	443
Axalta Coating Systems Ltd. (a)	20	447
Ball Corporation	13	1,070
Berry Global Group, Inc. (a)	14	692
Boise Cascade Company	8	312
Cabot Corp.	9	312
Carpenter Technology Corp.	10	173
Century Aluminum Co. (a)	6	43
Cleveland-Cliffs Inc. (b)	11	71
Commercial Metals Co.	32	642
Compass Minerals International, Inc.	6	341
Crown Holdings Inc. (a)	9	666
Domtar Corp.	24	643
Eagle Materials Inc.	6	478
Element Solutions, Inc. (a)	31	328
FMC Corporation	6	640
Graphic Packaging Holding Company	50	703
Greif Inc. - Class A	5	196
H.B. Fuller Company	8	363
Hecla Mining Co.	80	408
Huntsman Corp.	12	271
Innospec Inc.	2	157
International Flavors & Fragrances Inc.	2	260
Kaiser Aluminum Corporation	3	156
Kronos Worldwide, Inc.	1	17
Louisiana-Pacific Corp.	20	601
Materion Corp.	1	56
Minerals Technologies Inc.	4	227
NewMarket Corp.	1	334
O-I Glass, Inc.	66	697
Olin Corporation	53	657
PQ Group Holdings Inc. (a)	3	31
Royal Gold Inc.	3	374
RPM International Inc.	11	930
Schnitzer Steel Industries Inc. - Class A	2	44
Schweitzer-Mauduit International Inc.	5	144
Scotts Miracle-Gro Co. - Class A	4	540
Sealed Air Corporation	21	827
Sensient Technologies Corporation	7	390
Silgan Holdings Inc.	12	456
Sonoco Products Co.	12	591
Stepan Co.	2	253
Summit Materials, Inc. - Class A (a)	16	263
The Chemours Company	41	853
Trinseo S.A.	11	293
UFP Industries, Inc.	8	478
United States Steel Corporation (b)	25	185
Univar Solutions Inc. (a)	32	538
Verso Corporation - Class A	3	26
Vulcan Materials Co.	2	323
W. R. Grace & Co.	7	294
Warrior Met Coal, Inc.	21	363
Worthington Industries Inc.	6	246
		24,590
Communication Services 4.4%
AMC Entertainment Holdings, Inc. - Class A (b)	48	228
AMC Networks, Inc. - Class A (a)	12	306
Cable One, Inc.	—	317
Cars.com Inc. (a)	7	60
Cinemark Holdings, Inc.	34	337
Clear Channel Outdoor Holdings, Inc. (a)	10	10
Consolidated Communications Holdings Inc. (a)	12	69
Dish Network Corporation - Class A (a)	—	—
Gannett Media Corp. (b)	25	32
GCI Liberty, Inc. - Class A (a)	5	396
Gray Television, Inc. (a)	9	127
Groupon, Inc. (a)	10	196
iHeartMedia, Inc. - Class A (a) (b)	10	80
Interpublic Group of Cos. Inc.	58	964
John Wiley & Sons Inc. - Class A	7	206
Liberty Broadband Corp. - Class C (a)	7	944
Liberty Latin America Ltd. - Class C (a)	28	225
Liberty Media Corporation - Class C (a)	18	643
Lions Gate Entertainment Corp. - Class A (a)	43	410
Live Nation Entertainment, Inc. (a)	6	324
Madison Square Garden Entertainment Corp. - Class A (a)	1	49
Match Group Holdings II, LLC (a)	2	269
Match Group, Inc. (a)	2	290
Meredith Corporation	12	163
Netflix, Inc. (a)	2	1,236

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
New York Times Co. - Class A	8	337
Nexstar Media Group, Inc. - Class A	5	418
Scholastic Corp.	4	94
Sinclair Broadcast Group Inc. - Class A (b)	18	353
Sirius XM Holdings Inc.	51	272
Snap Inc. - Class A (a)	11	276
Take-Two Interactive Software Inc. (a)	4	660
TEGNA Inc.	37	433
Telephone & Data Systems Inc.	12	219
The Madison Square Garden Company - Class A (a)	1	218
TripAdvisor Inc.	16	319
Twitter, Inc. (a)	25	1,100
Uber Technologies, Inc. (a)	11	409
US Cellular Corp. (a)	4	120
VeriSign, Inc. (a)	3	606
Zillow Group, Inc. - Class C (a)	5	541
Zynga Inc. - Class A (a)	44	405
		14,661
Consumer Staples 4.2%
B&G Foods, Inc. (b)	18	512
Boston Beer Co. Inc. - Class A (a)	—	421
Cal-Maine Foods Inc. (a)	6	219
Casey's General Stores Inc.	5	944
Central Garden & Pet Co. - Class A (a)	8	274
Darling Ingredients Inc. (a)	23	834
Del Monte Fresh Produce Company	7	159
Edgewell Personal Care Colombia S A S (a)	15	428
Flowers Foods Inc.	26	623
Hain Celestial Group Inc. (a)	13	460
Herbalife Nutrition Ltd. (a)	12	550
Ingles Markets Inc. - Class A	2	91
J&J Snack Foods Corp.	2	206
Lamb Weston Holdings Inc.	4	285
Lancaster Colony Corp.	2	345
McCormick & Co. Inc.	6	1,248
National Beverage Corp. (a) (b)	2	107
Nomad Foods Limited (a)	20	515
Nu Skin Enterprises, Inc. - Class A	15	775
Performance Food Group Company (a)	23	800
Post Holdings, Inc. (a)	6	495
PriceSmart Inc.	4	256
Rite Aid Corporation (a) (b)	72	686
Sanderson Farms Inc.	5	560
Seaboard Corp.	—	9
SpartanNash Co.	4	71
Spectrum Brands Legacy, Inc.	6	345
Sprouts Farmers Market, Inc. (a)	29	606
The Andersons, Inc.	3	61
Treehouse Foods, Inc. (a)	11	430
United Natural Foods Inc. (a)	15	220
Universal Corp.	4	163
USANA Health Sciences, Inc. (a)	2	177
Vector Group Ltd.	20	195
Weis Markets Inc.	2	118
		14,188
Utilities 2.9%
ALLETE, Inc.	7	368
Atmos Energy Corporation	11	1,089
Avista Corporation	9	309
Black Hills Corporation	7	363
Clearway Energy, Inc. - Class C	12	331
Essential Utilities, Inc.	13	512
Evergy, Inc.	2	109
Hawaiian Electric Industries Inc.	11	382
IDACORP Inc.	5	435
MDU Resources Group Inc.	20	441
MGE Energy, Inc.	1	56
National Fuel Gas Company	13	508
New Jersey Resources Corp.	12	317
NiSource Inc.	13	280
Northwest Natural Holding Company	2	79
NorthWestern Corp.	7	341
NRG Energy, Inc.	23	702
OGE Energy Corp.	27	808
One Gas, Inc.	6	385
Ormat Technologies Inc.	3	197
Otter Tail Corp.	3	92
PNM Resources, Inc.	10	403
Portland General Electric Co.	12	432
South Jersey Industries Inc.	11	214
Southwest Gas Corp.	6	348
Spire, Inc.	6	309
		9,810
Energy 2.8%
Archrock, Inc.	27	148
Cabot Oil & Gas Corp.	38	665
Callon Petroleum Company (a) (b)	22	108
Centennial Resource Development, LLC - Class A (a) (b)	156	94
ChampionX Corporation (a)	22	177
Cheniere Energy, Inc. (a)	4	176
Cimarex Energy Co.	19	454
CNX Resources Corporation (a)	67	632
CVR Energy, Inc.	8	98
Delek US Holdings, Inc.	26	286
Diamondback Energy, Inc.	3	91
Dril-Quip Inc. (a)	7	171
EQT Corporation	109	1,410
Equitrans Midstream Corp.	26	222
Forum Energy Technologies, Inc. (a)	14	8
Green Plains Renewable Energy Inc. (a)	7	112
Gulfport Energy Corporation (a)	27	14
Helix Energy Solutions Group, Inc. (a)	40	97
Kosmos Energy Ltd.	80	78
Magnolia Oil & Gas Corp. - Class A (a)	18	93
Nabors Industries Ltd (b)	11	257
Oasis Petroleum Inc. (a) (b)	132	37
Oceaneering International, Inc. (a)	39	136
Oil States International Inc. (a)	7	18
Parsley Energy Inc. - Class A	42	390
Patterson-UTI Energy Inc.	114	324
PDC Energy, Inc. (a)	22	275
Peabody Energy Corp.	12	28
QEP Resources, Inc.	62	56
Range Resources Corporation	164	1,083
Reg Biofuels, LLC (a)	12	652
RPC Inc. (a)	10	26
SM Energy Company	96	153
Southwestern Energy Co. (a)	108	254
Tidewater Inc. (a)	2	14
U.S. Silica Holdings, Inc.	16	49
Whiting Petroleum Corporation (a)	1	11
WPX Energy, Inc. (a)	105	513
		9,410
Total Common Stocks (cost $357,364)		332,107
WARRANTS 0.0%
Whiting Petroleum Corporation - Series B (a) (b)	—	—
Whiting Petroleum Corporation - Series A (a) (b)	—	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 1.7%
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	3,742	3,742
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	1,749	1,749
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	193	193
Total Short Term Investments (cost $5,684)		5,684
Total Investments 101.0% (cost $363,048)		337,791
Other Derivative Instruments 0.0%		12
Other Assets and Liabilities, Net (1.0)%		(3,367)
Total Net Assets 100.0%		334,436

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	4	December 2020	302	(1)	(2)
S&P Midcap 400 Index	11	December 2020	2,049	13	(7)
				12	(9)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.0%
Information Technology 17.3%
Accenture Public Limited Company - Class A	30	6,795
Adobe Inc. (a)	29	14,332
ADS Alliance Data Systems, Inc.	4	153
Advanced Micro Devices, Inc. (a)	112	9,212
Akamai Technologies, Inc. (a)	22	2,439
Amdocs Limited	19	1,087
Amkor Technology, Inc. (a)	46	516
ANSYS, Inc. (a)	13	4,323
Apple Inc.	505	58,493
Applied Materials, Inc.	115	6,842
Arrow Electronics, Inc. (a)	25	1,932
Aspen Technology, Inc. (a)	3	375
Autodesk, Inc. (a)	17	3,823
Automatic Data Processing, Inc.	13	1,845
Avnet, Inc.	43	1,110
Black Knight, Inc. (a)	20	1,706
Booz Allen Hamilton Holding Corporation - Class A	29	2,414
Broadcom Inc.	10	3,791
Broadridge Financial Solutions, Inc.	15	1,931
CACI International Inc. - Class A (a)	7	1,544
Cadence Design Systems Inc. (a)	51	5,435
CDK Global, Inc.	17	743
CDW Corp.	5	547
Ciena Corp. (a)	23	909
Cirrus Logic Inc. (a)	14	974
Citrix Systems Inc.	17	2,320
Cognex Corp.	15	964
CoreLogic, Inc.	12	792
Corning Incorporated	209	6,783
Cree, Inc. (a)	32	2,053
Dolby Laboratories, Inc.	9	599
DXC Technology Company	31	545
Entegris, Inc.	9	692
EPAM Systems, Inc. (a)	4	1,361
Equifax Inc.	10	1,507
F5 Networks, Inc. (a)	3	395
Fair Isaac Corporation (a)	6	2,746
Fidelity National Information Services, Inc.	5	682
Fiserv, Inc. (a)	26	2,638
FleetCor Technologies Inc. (a)	1	310
Flex Ltd. (a)	65	727
FLIR Systems Inc.	16	587
Fortinet, Inc. (a)	18	2,143
Gartner Inc. (a)	3	398
Genpact Limited	30	1,154
Hewlett Packard Enterprise Company	423	3,962
HP Inc.	167	3,168
IHS Markit Ltd.	38	2,971
II-VI Incorporated (a)	22	879
Insight Enterprises, Inc. (a)	8	445
International Business Machines Corporation	177	21,558
Intuit Inc.	2	661
Jabil Inc.	46	1,572
Jack Henry & Associates Inc.	16	2,602
Juniper Networks, Inc.	128	2,755
KBR, Inc.	43	970
KLA-Tencor Corp.	21	4,008
Lam Research Corp.	18	5,814
Liveramp, Inc. (a)	8	415
Manhattan Associates Inc. (a)	11	1,011
Mantech International Corp. - Class A	8	556
Marvell Technology Group Ltd	109	4,336
MasterCard Incorporated - Class A	78	26,424
Maxim Integrated Products, Inc.	13	909
MAXIMUS Inc.	12	823
Microchip Technology Incorporated	15	1,530
Microsoft Corporation	118	24,752
MKS Instruments, Inc.	4	438
Motorola Solutions Inc.	59	9,322
NCR Corporation (a)	26	581
NetScout Systems, Inc. (a)	20	439
NortonLifelock Inc.	71	1,490
Nuance Communications, Inc. (a)	39	1,283
NVIDIA Corporation	39	21,134
Oracle Corporation	122	7,300
Paychex Inc.	28	2,253
Paypal Holdings, Inc. (a)	72	14,117
Pegasystems Inc.	3	363
Plexus Corp. (a)	7	518
PTC Inc. (a)	9	751
Qorvo, Inc. (a)	6	745
Qualcomm Incorporated	208	24,428
Salesforce.Com, Inc. (a)	53	13,438
Sanmina Corp. (a)	19	503
Science Applications International Corp.	5	427
Seagate Technology Public Limited Company	132	6,511
Skyworks Solutions, Inc.	24	3,424
Synaptics Incorporated (a)	14	1,137
SYNNEX Corporation	10	1,373
Synopsys Inc. (a)	11	2,443
Teradata Corporation (a)	30	689
Teradyne Inc.	45	3,568
Texas Instruments Incorporated	66	9,476
Trimble Inc. (a)	13	646
Tyler Technologies Inc. (a)	5	1,631
Vishay Intertechnology Inc.	33	516
Western Digital Corporation	39	1,437
Xerox Holdings Corporation	38	705
Xilinx, Inc.	15	1,594
Zebra Technologies Corp. - Class A (a)	4	956
		410,424
Consumer Discretionary 15.0%
Aaron's, Inc.	17	943
Abercrombie & Fitch Co. - Class A	72	1,001
Adient Public Limited Company (a)	47	816
Adtalem Global Education Inc. (a)	16	397
Advance Auto Parts, Inc.	4	689
Amazon.com, Inc. (a)	8	24,154
American Axle & Manufacturing Holdings, Inc. (a)	73	418
American Eagle Outfitters, Inc.	188	2,788
Aramark	16	423
Asbury Automotive Group, Inc. (a)	7	703
AutoNation, Inc. (a)	25	1,324
AutoZone, Inc. (a)	3	4,044
Bed Bath & Beyond Inc. (b)	282	4,227
Best Buy Co., Inc.	98	10,903
Bloomin' Brands, Inc.	71	1,080
BorgWarner Inc.	14	528
Bright Horizons Family Solutions Inc. (a)	7	1,044
Brinker International Inc.	77	3,298
Brunswick Corp.	12	687
Buckle Inc.	19	392
Burlington Stores Inc. (a)	5	987
Carmax Inc. (a)	10	891
Carter's Inc.	20	1,745
Cheesecake Factory Inc. (b)	72	1,989
Chipotle Mexican Grill Inc. (a)	4	5,497
Churchill Downs Inc.	11	1,724
Cooper Tire & Rubber Co.	19	600
Cracker Barrel Old Country Store, Inc.	15	1,675
D.R. Horton, Inc.	20	1,547
Dana Holding Corp.	48	592
Darden Restaurants Inc.	14	1,382
Deckers Outdoor Corp. (a)	12	2,560
Delphi Technologies PLC (a)	18	299
Delta Air Lines, Inc.	16	487
Designer Brands Inc. - Class A	57	308
Dick's Sporting Goods Inc.	32	1,865
Dillard's Inc. - Class A (b)	7	262
Dollar Tree Inc. (a)	13	1,222
Domino's Pizza, Inc.	19	8,175
Dorman Products Inc. (a)	5	434
Dunkin' Brands Group Inc.	19	1,544
eBay Inc.	80	4,168
Extended Stay America, Inc. - Class B	58	694

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Foot Locker, Inc.	71	2,342
Ford Motor Company	1,750	11,653
FTI Consulting Inc. (a)	14	1,482
Gap Inc.	210	3,576
General Motors Company	518	15,315
Gentex Corp.	50	1,284
Genuine Parts Co.	12	1,165
G-III Apparel Group, Ltd. (a)	23	296
Graham Holdings Co.	1	432
Grand Canyon Education, Inc. (a)	3	237
Group 1 Automotive Inc.	8	747
Guess Inc.	43	494
H & R Block, Inc.	80	1,307
Hanesbrands Inc.	113	1,784
Harley-Davidson, Inc.	14	340
Hasbro, Inc.	8	664
Helen of Troy Ltd (a)	4	847
Hilton Worldwide Holdings Inc.	10	876
IAA Spinco Inc. (a)	7	387
International Game Technology PLC (b)	78	866
Jack in the Box Inc.	17	1,380
JetBlue Airways Corporation (a)	87	987
KAR Auction Services, Inc.	30	428
KB Home	15	591
Kohl's Corporation	70	1,300
Kontoor Brands, Inc.	21	508
L Brands, Inc.	99	3,150
Las Vegas Sands Corp.	38	1,775
La-Z-Boy Inc.	11	334
LCI Industries	3	299
Lear Corporation	13	1,367
Leggett & Platt Inc.	38	1,575
Lennar Corporation - Class A	17	1,386
Lithia Motors Inc. - Class A	10	2,331
Lowe`s Companies, Inc.	129	21,475
Macy's, Inc. (b)	247	1,407
Marriott International, Inc. - Class A	13	1,245
Mattel, Inc. (a)	36	425
McDonald's Corporation	110	24,164
MDC Holdings Inc.	17	822
Meritage Homes Corporation (a)	13	1,420
Murphy USA Inc. (a)	13	1,655
Newell Brands Inc.	18	309
NIKE, Inc. - Class B	72	9,061
Nordstrom Inc. (b)	73	868
NVR, Inc. (a)	1	2,727
Ollie's Bargain Outlet Holdings Inc. (a)	12	1,092
O'Reilly Automotive, Inc. (a)	10	4,423
Papa John's International Inc.	10	827
Penn National Gaming Inc. (a) (b)	44	3,180
Penske Automotive Group, Inc.	13	599
Polaris Industries Inc.	10	968
Pool Corporation	8	2,612
Pulte Homes Inc.	65	3,016
PVH Corp.	6	346
Qurate Retail, Inc. - Class A	178	1,281
Ralph Lauren Corp. - Class A	13	852
Ross Stores Inc.	20	1,830
Sally Beauty Holdings, Inc. (a)	51	441
Seaworld Entertainment, Inc. (a)	29	563
Service Corp. International	20	846
ServiceMaster Holding Corporation (a)	18	721
Signet Jewelers Limited (b)	70	1,316
Six Flags Operations Inc.	44	887
Sonic Automotive, Inc. - Class A	17	700
Southwest Airlines Co.	8	314
Starbucks Corporation	140	12,062
Steven Madden Ltd.	22	428
Taylor Morrison Home II Corporation - Class A (a)	28	678
Tempur Sealy International, Inc. (a)	8	744
Tenneco Inc. (a)	39	272
Tesla Inc. (a)	21	8,850
Texas Roadhouse Inc.	14	825
The Goodyear Tire & Rubber Company	74	569
The Home Depot, Inc.	135	37,397
The Wendy's Company	92	2,050
Thor Industries Inc.	24	2,316
Tiffany & Co.	12	1,376
TJX Cos. Inc.	142	7,897
TopBuild Corp. (a)	4	755
Tractor Supply Co.	24	3,428
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4	905
United Airlines Holdings, Inc. (a)	4	146
Urban Outfitters Inc. (a)	62	1,296
Vail Resorts, Inc.	7	1,421
VF Corp.	25	1,782
Visteon Corporation (a)	11	791
Whirlpool Corporation	20	3,680
Williams-Sonoma Inc.	38	3,445
Yum! Brands, Inc.	57	5,227
		354,743
Consumer Staples 14.3%
Altria Group, Inc.	149	5,760
Archer-Daniels-Midland Company	102	4,741
B&G Foods, Inc. (b)	35	966
Boston Beer Co. Inc. - Class A (a)	4	3,313
Brown-Forman Corp. - Class B	35	2,606
Bunge Limited	49	2,253
Cal-Maine Foods Inc. (a)	14	547
Campbell Soup Company	44	2,111
Casey's General Stores Inc.	7	1,280
Central Garden & Pet Co. - Class A (a)	9	308
Church & Dwight Co. Inc.	33	3,077
Coca-Cola European Partners PLC	14	528
Colgate-Palmolive Co.	103	7,984
ConAgra Brands Inc.	80	2,847
Constellation Brands, Inc. - Class A	7	1,358
Costco Wholesale Corporation	87	30,902
Coty Inc. - Class A	12	31
Darling Ingredients Inc. (a)	31	1,118
Dollar General Corporation	80	16,830
Edgewell Personal Care Colombia S A S (a)	17	485
Estee Lauder Cos. Inc. - Class A	16	3,440
Flowers Foods Inc.	27	651
General Mills, Inc.	85	5,228
Hain Celestial Group Inc. (a)	20	671
Herbalife Nutrition Ltd. (a)	34	1,564
Hershey Co.	16	2,284
Hormel Foods Corp.	23	1,119
Ingredion Inc.	8	636
J&J Snack Foods Corp.	3	329
JM Smucker Co.	15	1,786
Kellogg Co.	55	3,528
Keurig Dr Pepper Inc.	23	631
Kimberly-Clark Corporation	38	5,541
Kraft Heinz Foods Company	129	3,859
Lamb Weston Holdings Inc.	17	1,159
Lancaster Colony Corp.	4	643
McCormick & Co. Inc.	16	3,042
Mondelez International, Inc. - Class A	34	1,956
Monster Beverage 1990 Corporation (a)	38	3,071
National Beverage Corp. (a)	5	314
Nomad Foods Limited (a)	37	947
Nu Skin Enterprises, Inc. - Class A	17	843
PepsiCo, Inc.	177	24,503
Performance Food Group Company (a)	41	1,403
Philip Morris International Inc.	192	14,411
Pilgrim's Pride Corporation (a)	5	74
Post Holdings, Inc. (a)	6	512
Procter & Gamble Co.	230	32,014
Rite Aid Corporation (a) (b)	81	770
Sanderson Farms Inc.	8	997
Spectrum Brands Legacy, Inc.	5	269
Sprouts Farmers Market, Inc. (a)	75	1,575
Sysco Corp.	92	5,748
Target Corporation	165	26,012
The Clorox Company	20	4,262
The Coca-Cola Company	516	25,479
The Kroger Co.	331	11,238

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Treehouse Foods, Inc. (a)	21	854
Tyson Foods Inc. - Class A	59	3,537
US Foods Holding Corp. (a)	49	1,095
USANA Health Sciences, Inc. (a)	4	261
Walgreens Boots Alliance, Inc.	232	8,324
Walmart Inc.	307	42,961
		338,586
Health Care 14.1%
AbbVie Inc.	219	19,227
Align Technology, Inc. (a)	13	4,197
Amedisys, Inc. (a)	5	1,202
AmerisourceBergen Corporation	7	709
Amgen Inc.	77	19,572
AMN Healthcare Services, Inc. (a)	5	295
Anthem, Inc.	29	7,903
Baxter International Inc.	57	4,548
Becton, Dickinson and Company	7	1,566
Biogen Inc. (a)	20	5,781
BioMarin Pharmaceutical Inc. (a)	17	1,289
Bio-Rad Laboratories, Inc. - Class A (a)	6	3,049
Bio-Techne Corporation	3	679
Bristol-Myers Squibb Company	186	11,185
Bruker Corp.	12	468
Cardinal Health, Inc.	87	4,083
Catalent Inc. (a)	28	2,368
Centene Corporation (a)	34	1,999
Cerner Corp.	19	1,380
Charles River Laboratories International Inc. (a)	4	996
Chemed Corporation	3	1,262
Cigna Holding Company	22	3,775
Cooper Cos. Inc.	5	1,647
Covetrus, Inc. (a)	13	324
CVS Health Corporation	283	16,506
Danaher Corporation	71	15,194
DaVita Inc. (a)	30	2,558
Dentsply Sirona Inc.	19	847
Edwards Lifesciences Corporation (a)	56	4,507
Eli Lilly & Co.	66	9,800
Encompass Health Corporation	21	1,392
Gilead Sciences, Inc.	373	23,591
Globus Medical Inc. - Class A (a)	11	542
HCA Healthcare, Inc.	27	3,315
Henry Schein Inc. (a)	17	979
Humana Inc.	26	10,937
Intuitive Surgical, Inc. (a)	1	439
Johnson & Johnson	216	32,123
Laboratory Corporation of America Holdings (a)	4	815
LHC Group, Inc. (a)	4	901
Magellan Health Services Inc. (a)	5	360
Masimo Corp. (a)	14	3,281
McKesson Corporation	46	6,814
Mednax, Inc. (a)	29	474
Merck & Co., Inc.	316	26,252
Mettler-Toledo International Inc. (a)	3	3,292
Molina Healthcare, Inc. (a)	14	2,532
Myriad Genetics, Inc. (a)	44	572
OPKO Health, Inc. (a)	84	310
Patterson Cos. Inc.	35	834
PerkinElmer Inc.	12	1,464
Pfizer Inc.	304	11,143
Premier Healthcare Solutions, Inc. - Class A	13	442
Quest Diagnostics Incorporated	17	1,978
Regeneron Pharmaceuticals, Inc. (a)	5	2,703
ResMed Inc.	22	3,809
Select Medical Holdings Corporation (a)	23	484
Steris Limited	7	1,155
Syneos Health, Inc. - Class A (a)	7	367
Teleflex Incorporated	5	1,610
Tenet Healthcare Corporation (a)	55	1,358
United Therapeutics Corporation (a)	13	1,342
UnitedHealth Group Incorporated	58	18,000
Varian Medical Systems, Inc. (a)	24	4,104
Vertex Pharmaceuticals Incorporated (a)	20	5,484
Waters Corp. (a)	8	1,489
West Pharmaceutical Services Inc.	9	2,436
Zoetis Inc. - Class A	38	6,338
		334,377
Industrials 9.4%
3M Company	56	8,996
ABM Industries Incorporated	15	566
Acuity Brands, Inc.	8	836
Advanced Disposal Services, Inc. (a)	17	527
AECOM (a)	44	1,857
AGCO Corporation	23	1,683
Allegiant Travel Company	4	449
Allison Systems, Inc.	26	921
AMERCO	2	656
American Airlines Group Inc. (b)	67	821
AO Smith Corp.	27	1,409
Applied Industrial Technologies, Inc.	10	558
Arcosa, Inc.	9	390
Armstrong World Industries, Inc.	9	612
Atlas Air Worldwide Holdings, Inc. (a)	18	1,092
Avis Budget Group, Inc. (a)	120	3,156
Builders FirstSource, Inc. (a)	19	609
BWXT Government Group, Inc.	16	886
C.H. Robinson Worldwide, Inc.	33	3,413
Cintas Corp.	15	4,934
Colfax Corp. (a)	26	823
Copart Inc. (a)	43	4,473
CoStar Group, Inc. (a)	3	2,867
Crane Co.	7	336
CSX Corp.	46	3,584
Cummins Inc.	16	3,430
Curtiss-Wright Corp.	7	608
Deluxe Corp.	17	443
Donaldson Co. Inc.	14	637
Dycom Industries, Inc. (a)	10	534
Eaton Corporation Public Limited Company	24	2,470
Emerson Electric Co.	57	3,740
Expeditors International of Washington Inc.	28	2,526
Fastenal Co.	75	3,390
FedEx Corporation	15	3,678
Fluor Corp.	83	731
Fortive Corporation	3	262
Fortune Brands Home & Security, Inc.	8	703
Franklin Electric Co. Inc.	7	421
GATX Corporation (b)	7	471
Generac Holdings Inc. (a)	21	3,992
General Dynamics Corporation	8	1,060
General Electric Company	1,331	8,290
Graco Inc.	20	1,223
Greenbrier Cos. Inc.	14	420
Hawaiian Holdings, Inc.	48	623
HD Supply Holdings, Inc (a)	35	1,445
Healthcare Services Group Inc.	26	559
Herman Miller Inc.	16	478
Hertz Global Holdings, Inc. (a)	90	100
Hexcel Corp.	16	548
Hillenbrand Inc.	10	282
HUB Group Inc. - Class A (a)	11	530
Hubbell Inc.	3	463
Huntington Ingalls Industries Inc.	2	241
IDEX Corporation	8	1,431
Illinois Tool Works Inc.	43	8,291
ITT Industries Holdings, Inc.	15	886
Jacobs Engineering Group Inc.	33	3,058
JB Hunt Transport Services Inc.	10	1,232
Kansas City Southern	6	1,016
Knight-Swift Transportation Holdings Inc. - Class A	42	1,728
L3Harris Technologies, Inc.	13	2,273
Landstar System Inc.	9	1,109
Lennox International Inc.	9	2,323
Lincoln Electric Holdings Inc.	9	801
Lockheed Martin Corporation	30	11,322
Macquarie Infrastructure Corporation	23	616
ManpowerGroup Inc.	27	1,952
Masco Corporation	74	4,054

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Masonite International Corporation (a)	6	553
Meritor, Inc. (a)	16	325
Moog Inc. - Class A	9	577
MSA Safety Inc.	4	561
MSC Industrial Direct Co. - Class A	14	918
Nielsen Holdings plc	24	340
Nordson Corp.	8	1,525
Northrop Grumman Systems Corp.	18	5,814
Old Dominion Freight Line Inc.	18	3,345
Owens Corning Inc.	11	791
Parker-Hannifin Corporation	8	1,560
Pentair Public Limited Company	31	1,399
Quanta Services, Inc.	44	2,313
Regal-Beloit Corp.	3	274
Republic Services Inc.	16	1,462
Resideo Technologies, Inc. (a)	31	341
Robert Half International Inc.	17	888
Rockwell Automation Inc.	16	3,606
Rollins Inc.	32	1,756
Ryder System, Inc.	18	748
Saia, Inc. (a)	3	382
Schneider National, Inc. - Class B	13	316
Simpson Manufacturing Co. Inc.	3	330
SkyWest Inc.	17	507
Stericycle Inc. (a)	13	844
Teledyne Technologies Inc. (a)	4	1,383
Terex Corp.	28	547
The Boeing Company	31	5,182
Timken Co.	16	894
Toro Co.	17	1,445
TransDigm Group Inc.	3	1,432
Trinity Industries Inc.	29	574
Union Pacific Corporation	71	14,053
United Parcel Service Inc. - Class B	82	13,584
United Rentals Inc. (a)	4	650
Verisk Analytics, Inc.	23	4,244
W. W. Grainger, Inc.	5	1,955
Waste Connections, Inc.	10	1,085
Waste Management, Inc.	29	3,321
Watsco Inc.	7	1,560
Werner Enterprises Inc.	26	1,075
WESCO International, Inc. (a)	29	1,297
XPO Logistics, Inc. (a)	16	1,325
Xylem Inc.	20	1,647
		221,572
Communication Services 8.9%
Activision Blizzard, Inc.	46	3,758
Alphabet Inc. - Class A (a)	16	23,807
AMC Entertainment Holdings, Inc. - Class A (b)	60	280
AMC Networks, Inc. - Class A (a)	14	348
AT&T Inc.	536	15,293
Booking Holdings Inc. (a)	1	2,114
Cable One, Inc.	1	2,057
CenturyLink Inc.	483	4,873
Charter Communications, Inc. - Class A (a)	15	9,671
Cinemark Holdings, Inc.	30	302
Comcast Corporation - Class A	316	14,611
Electronic Arts Inc. (a)	24	3,081
Facebook, Inc. - Class A (a)	91	23,709
GCI Liberty, Inc. - Class A (a)	7	613
Interpublic Group of Cos. Inc.	114	1,898
Liberty Broadband Corp. - Class C (a)	18	2,538
Liberty SiriusXM Group - Class C (a)	80	2,661
Netflix, Inc. (a)	19	9,636
New York Times Co. - Class A	25	1,049
News Corporation - Class A	116	1,626
Omnicom Group Inc.	42	2,071
Sinclair Broadcast Group Inc. - Class A	16	305
Sirius XM Holdings Inc.	109	583
Snap Inc. - Class A (a)	229	5,980
Take-Two Interactive Software Inc. (a)	22	3,646
TEGNA Inc.	55	641
Telephone & Data Systems Inc.	27	492
The Madison Square Garden Company - Class A (a)	3	449
T-Mobile USA, Inc. (a)	40	4,619
VeriSign, Inc. (a)	5	1,035
Verizon Communications Inc.	538	32,013
ViacomCBS Inc. - Class B	143	4,018
Walt Disney Co.	195	24,150
Zillow Group, Inc. - Class C (a)	40	4,076
Zynga Inc. - Class A (a)	257	2,347
		210,350
Financials 8.3%
Affiliated Managers Group, Inc.	10	709
AFLAC Incorporated	50	1,814
Alleghany Corporation	1	595
Ally Financial Inc.	159	3,987
American Equity Investment Life Holding Company	11	239
American Financial Group, Inc.	8	560
American International Group, Inc.	280	7,706
Ameriprise Financial, Inc.	6	978
Annaly Capital Management, Inc.	162	1,157
Arthur J Gallagher & Co.	23	2,387
Artisan Partners Asset Management Inc. - Class A	15	582
Assurant, Inc.	7	874
BlackRock, Inc.	9	4,881
Blackstone Mortgage Trust, Inc. - Class A	33	729
Brighthouse Financial, Inc. (a)	38	1,016
Brown & Brown Inc.	34	1,558
Cannae Holdings, Inc. (a)	15	566
Capital One Financial Corporation	140	10,039
Chubb Limited	40	4,696
Cincinnati Financial Corporation	8	642
CIT Group Inc.	45	790
CME Group Inc.	17	2,846
CNO Financial Group, Inc.	44	713
Discover Financial Services	44	2,539
E*TRADE Financial Corp.	30	1,520
Eaton Vance Corp.	21	793
Erie Indemnity Company - Class A	2	395
Evercore Inc. - Class A	7	458
FactSet Research Systems Inc.	6	1,941
Federated Investors, Inc. - Class B	23	503
Fidelity National Financial, Inc.	22	677
First American Financial Corporation	26	1,320
First Republic Bank	11	1,181
FirstCash, Inc.	7	391
Franklin Resources Inc.	118	2,395
Genworth Financial, Inc. - Class A (a)	234	785
Hanover Insurance Group Inc.	8	708
Houlihan Lokey Inc. - Class A	8	473
Intercontinental Exchange, Inc.	57	5,710
Invesco Ltd.	150	1,710
Jefferies Financial Group Inc.	32	569
Kemper Corp.	8	504
Ladder Capital Corp - Class A	24	171
Lincoln National Corporation	62	1,929
Loews Corp.	45	1,574
LPL Financial Holdings Inc.	21	1,612
Markel Corporation (a)	1	852
MarketAxess Holdings Inc.	6	3,005
Marsh & McLennan Companies, Inc.	74	8,487
Mercury General Corp.	14	598
MetLife, Inc.	87	3,226
MFA Financial, Inc.	139	372
Moelis & Company LLC - Class A	12	434
Moody's Corp.	16	4,698
Morgan Stanley	72	3,462
Morningstar Inc.	3	554
MSCI Inc.	14	4,914
NASDAQ Inc.	15	1,833
National General Holdings Corp.	12	416
Navient Corporation	117	986
New York Community Bancorp Inc.	30	249
Old Republic International Corp.	41	606
PacWest Bancorp	24	409
PennyMac Financial Services, Inc.	8	447
Progressive Corp.	38	3,610

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Prudential Financial Inc.	30	1,935
RLI Corp.	7	599
S&P Global Inc.	24	8,582
Santander Consumer USA Holdings Inc.	47	846
SEI Investments Co.	18	913
State Street Corporation	21	1,228
Stewart Information Services Corp.	7	286
SVB Financial Group (a)	5	1,121
T. Rowe Price Group, Inc.	36	4,626
The Allstate Corporation	69	6,513
The Blackstone Group Inc.	24	1,263
The Goldman Sachs Group, Inc.	22	4,452
The PRA Group, Inc. (a)	13	516
The Travelers Companies, Inc.	65	7,025
Tradeweb Markets Inc. - Class A	12	700
Two Harbors Investment Corp.	163	830
Ubiquiti Inc.	1	244
Unum Group	48	811
Virtu Financial Inc. - Class A	27	620
Visa Inc. - Class A	137	27,392
Voya Financial, Inc.	50	2,381
W. R. Berkley Corporation	15	928
Waddell & Reed Financial Inc. - Class A	29	436
Western Union Co.	73	1,557
White Mountains Insurance Group Ltd	1	429
Willis Towers Watson Public Limited Company	8	1,569
		196,882
Real Estate 4.1%
AGNC Investment Corp.	57	786
Alexandria Real Estate Equities, Inc.	17	2,696
American Campus Communities, Inc.	36	1,261
American Homes 4 Rent - Class A	44	1,240
American Tower Corporation	11	2,608
Apartment Investment and Management Company - Class A	23	788
Apollo Commercial Real Estate Finance, Inc.	36	327
Apple Hospitality REIT, Inc.	73	705
AvalonBay Communities, Inc.	4	527
Boston Properties Inc.	4	283
Brandywine Realty Trust	57	587
Brixmor Property Group Inc.	59	694
Camden Property Trust	18	1,631
Chimera Investment Corporation	129	1,056
Colony Capital, Inc. - Class A	200	547
CoreCivic, Inc.	51	406
Corporate Office Properties Trust	22	526
Cousins Properties Incorporated	14	411
Crown Castle International Corp.	44	7,261
CubeSmart	31	995
Cyrusone LLC	14	1,005
Digital Realty Trust Inc.	9	1,290
Douglas Emmett, Inc.	23	580
Duke Realty Corp.	63	2,329
EastGroup Properties Inc.	4	568
EPR Properties	11	295
Equinix, Inc.	8	6,185
Equity Commonwealth	23	608
Equity Lifestyle Properties, Inc.	18	1,075
Equity Residential	13	644
Essex Property Trust Inc.	2	386
Extra Space Storage Inc.	15	1,655
Federal Realty Investment Trust	12	890
First Industrial Realty Trust, Inc.	19	764
Gaming and Leisure Properties, Inc.	35	1,303
Healthcare Realty Trust Inc.	20	606
Healthcare Trust of America, Inc. - Class A	50	1,310
Healthpeak Properties, Inc.	11	310
Highwoods Properties Inc.	23	774
Hudson Pacific Properties Inc.	38	839
Invesco Mortgage Capital Inc. (b)	96	259
Invitation Homes Inc.	75	2,113
Iron Mountain Incorporated	19	507
JBG Smith Properties	6	159
Kilroy Realty Corporation	22	1,135
Kimco Realty Corporation	86	968
Lamar Advertising Co. - Class A	23	1,541
Lexington Realty Trust	50	526
Life Storage Inc.	11	1,142
Medical Properties Trust, Inc.	67	1,177
Mid-America Apartment Communities, Inc.	4	452
National Retail Properties, Inc.	10	348
New Residential Investment Corp.	7	54
New York Mortgage Trust Inc.	113	289
Omega Healthcare Investors, Inc.	29	880
OUTFRONT Media Inc.	59	860
Paramount Group, Inc.	61	432
PennyMac Mortgage Investment Trust	42	682
Physicians Realty Trust	31	557
Piedmont Office Realty Trust Inc. - Class A	24	321
ProLogis Inc.	75	7,526
PS Business Parks, Inc.	5	555
Public Storage	12	2,658
Rayonier Inc.	19	515
Realogy Holdings Corp. (a) (b)	71	675
Realty Income Corporation	4	250
Redwood Trust Inc.	76	572
Regency Centers Corp.	34	1,299
Retail Properties of America, Inc. - Class A	86	498
RLJ III-EM Columbus Lessee, LLC	52	447
Ryman Hospitality Properties, Inc.	8	297
SBA Communications Corporation	13	4,110
Service Properties Trust	91	722
Simon Property Group, Inc.	24	1,536
SITE Centers Corp.	88	631
SL Green Realty Corp.	6	270
Spirit Realty Capital, Inc.	20	680
STAG Industrial, Inc.	10	302
Starwood Property Trust, Inc.	90	1,354
STORE Capital Corp.	34	932
Sun Communities Inc.	11	1,542
Sunstone Hotel Investors Inc.	65	513
Taubman Centers Inc.	18	603
The GEO Group, Inc.	33	375
UDR, Inc.	43	1,388
Ventas, Inc.	10	432
VEREIT, Inc.	64	415
VICI Properties Inc.	23	536
Vornado Realty Trust	8	268
W.P. Carey Inc.	23	1,504
Weingarten Realty Investors	26	446
Welltower Inc.	10	531
Weyerhaeuser Company	22	629
		98,164
Energy 3.5%
Apache Corporation	21	200
Baker Hughes, a GE Company, LLC - Class A	232	3,080
Cabot Oil & Gas Corp.	29	511
Chevron Corporation	293	21,112
CNX Resources Corporation (a)	114	1,076
ConocoPhillips	135	4,441
CVR Energy, Inc.	6	71
Delek US Holdings, Inc.	15	166
EQT Corporation	55	709
Exxon Mobil Corporation	461	15,819
Helix Energy Solutions Group, Inc. (a)	80	192
Helmerich & Payne Inc.	11	168
Hess Corporation	73	3,008
HollyFrontier Corp.	109	2,139
Kinder Morgan, Inc.	99	1,223
Marathon Oil Corporation	223	911
Marathon Petroleum Corporation	247	7,241
Murphy Oil Corporation	65	578
National Oilwell Varco, Inc.	195	1,763
Patterson-UTI Energy Inc.	112	319
PBF Energy Inc. - Class A	51	290
Phillips 66	137	7,113
Range Resources Corporation	185	1,228
Reg Biofuels, LLC (a)	17	892
Southwestern Energy Co. (a)	125	294

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Transocean Ltd. (a) (b)	142	114
Valero Energy Corporation	184	7,990
World Fuel Services Corp.	26	548
		83,196
Materials 2.8%
Air Products and Chemicals, Inc.	13	3,993
Albemarle Corporation	15	1,351
Alcoa Corporation (a)	70	819
Amcor Plc	79	878
AptarGroup, Inc.	8	857
Avery Dennison Corporation	13	1,648
Avient Corporation	19	500
Axalta Coating Systems Ltd. (a)	24	541
Ball Corporation	29	2,395
Berry Global Group, Inc. (a)	16	767
Boise Cascade Company	12	483
Carpenter Technology Corp.	18	326
Celanese Corp. - Class A	8	869
Commercial Metals Co.	35	706
Compass Minerals International, Inc.	10	612
Crown Holdings Inc. (a)	28	2,142
Domtar Corp.	30	782
Eastman Chemical Co.	8	639
Ecolab Inc.	13	2,690
FMC Corporation	9	1,004
Freeport-McMoRan Inc. - Class B	143	2,238
Graphic Packaging Holding Company	81	1,144
Hecla Mining Co.	179	908
Huntsman Corp.	12	277
International Flavors & Fragrances Inc.	3	409
Louisiana-Pacific Corp.	38	1,127
LyondellBasell Industries N.V. - Class A	84	5,931
MOS Holdings Inc.	166	3,033
NewMarket Corp.	1	462
Newmont Corporation	56	3,542
Nucor Corporation	24	1,066
O-I Glass, Inc.	52	548
Olin Corporation	72	891
PPG Industries, Inc.	19	2,330
Reliance Steel & Aluminum Co.	17	1,693
RPM International Inc.	16	1,311
Scotts Miracle-Gro Co. - Class A	12	1,771
Sensient Technologies Corporation	12	669
Sherwin-Williams Co.	6	3,993
Silgan Holdings Inc.	19	685
Sonoco Products Co.	12	611
Steel Dynamics Inc.	14	408
The Chemours Company	43	908
Trinseo S.A.	15	378
UFP Industries, Inc.	12	684
United States Steel Corporation	32	238
W. R. Grace & Co.	8	308
Warrior Met Coal, Inc.	24	407
Westrock Company, Inc.	93	3,232
Worthington Industries Inc.	9	351
		65,555
Utilities 1.3%
AVANGRID, Inc.	1	76
Avista Corporation	14	471
Dominion Energy, Inc.	16	1,252
Entergy Corporation	27	2,621
Exelon Corporation	145	5,200
Hawaiian Electric Industries Inc.	14	453
MDU Resources Group Inc.	16	365
National Fuel Gas Company	12	477
NextEra Energy, Inc.	30	8,275
NRG Energy, Inc.	21	633
PPL Corporation	24	653
The AES Corporation	244	4,424
The Southern Company	53	2,852
Vistra Energy Corp.	97	1,822
		29,574
Total Common Stocks (cost $2,210,390)		2,343,423
PREFERRED STOCKS 0.0%
Consumer Discretionary 0.0%
Qurate Retail, Inc. (a)	4	377
Total Preferred Stocks (cost $692)		377
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	13,854	13,854
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	1,717	1,717
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.10%, 02/25/21 (e) (f)	655	655
Total Short Term Investments (cost $16,226)		16,226
Total Investments 99.7% (cost $2,227,308)		2,360,026
Other Derivative Instruments 0.0%		63
Other Assets and Liabilities, Net 0.3%		6,514
Total Net Assets 100.0%		2,366,603

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	125	December 2020	20,976	49	(26)
S&P Midcap 400 Index	37	December 2020	6,900	14	(33)
				63	(59)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Balanced Fund
COMMON STOCKS 65.2%
Information Technology 14.8%
Accenture Public Limited Company - Class A	2	432
Advanced Micro Devices, Inc. (a)	13	1,037
Amadeus IT Group SA	7	385
Amphenol Corporation - Class A	2	224
Analog Devices, Inc.	2	258
Apple Inc.	74	8,620
Applied Materials, Inc.	22	1,334
ASML Holding - ADR	1	258
ASML Holding	3	962
Atlassian Corporation PLC - Class A (a)	1	146
Broadcom Inc.	5	1,737
Broadridge Financial Solutions, Inc.	—	13
Cabot Microelectronics Corporation	—	7
CDW Corp.	1	93
Cisco Systems, Inc.	11	445
Citrix Systems Inc.	1	111
Cognizant Technology Solutions Corp. - Class A	3	221
Coupa Software Incorporated (a)	—	56
DocuSign, Inc. (a)	2	350
Entegris, Inc.	—	20
Equifax Inc.	3	415
Fidelity National Information Services, Inc.	10	1,500
Fiserv, Inc. (a)	14	1,414
FleetCor Technologies Inc. (a)	1	257
Global Payments Inc.	9	1,591
Hamamatsu Photonics KK	9	464
IHS Markit Ltd.	—	15
Intuit Inc.	5	1,607
Keysight Technologies, Inc. (a)	3	325
KLA-Tencor Corp.	—	7
Lam Research Corp.	2	746
Largan Precision Co. Ltd.	2	234
Leidos Holdings Inc.	1	98
Marvell Technology Group Ltd	12	486
MasterCard Incorporated - Class A	8	2,565
Maxim Integrated Products, Inc.	3	177
Micron Technology, Inc. (a)	22	1,056
Microsoft Corporation	47	9,859
Monolithic Power Systems Inc.	—	64
Motorola Solutions Inc.	2	349
Murata Manufacturing Co. Ltd.	9	594
NAVER Corp.	2	427
NEC Electronics Corp. (a)	29	215
NortonLifelock Inc.	14	299
NTT Data Corp. (b)	51	649
NVIDIA Corporation	6	3,061
NXP Semiconductors N.V.	15	1,857
Omron Corp.	5	397
Oracle Corporation	2	110
Paycom Software, Inc. (a)	—	130
Paypal Holdings, Inc. (a)	10	1,904
Qualcomm Incorporated	25	2,981
Salesforce.Com, Inc. (a)	10	2,627
Samsung Electronics Co. Ltd.	24	1,205
SAP SE	8	1,198
ServiceNow, Inc. (a)	3	1,669
Snowflake Inc. - Class A (a) (b)	—	105
Splunk Inc. (a)	3	578
Spotify Technology S.A. (a)	1	305
Synopsys Inc. (a)	5	1,068
Taiwan Semiconductor Manufacturing Co. Ltd.	110	1,662
TE Connectivity Ltd.	1	96
Telefonaktiebolaget LM Ericsson - Class B	80	875
Teradyne Inc.	1	40
Texas Instruments Incorporated	5	762
Tokyo Electron Ltd. (b)	2	496
Twilio Inc. - Class A (a)	—	23
Wix.Com Ltd. (a)	1	326
Workday, Inc. - Class A (a)	3	717
Xilinx, Inc.	2	225
Zoom Video Communications, Inc. - Class A (a)	1	293
		66,832
Health Care 8.9%
Abbott Laboratories	1	160
AbbVie Inc.	17	1,486
Agilent Technologies, Inc.	8	803
Alcon AG (a)	4	203
Alexion Pharmaceuticals, Inc. (a)	—	52
Align Technology, Inc. (a)	—	7
Amgen Inc.	2	380
Anthem, Inc.	5	1,233
Ascendis Pharma A/S - ADR (a)	1	184
Astellas Pharma Inc.	84	1,250
AstraZeneca PLC - ADR	2	99
Bausch Health Companies Inc. (a)	14	218
Bayer AG	14	875
Becton, Dickinson and Company	3	762
Biogen Inc. (a)	1	185
Boston Scientific Corporation (a)	18	691
Centene Corporation (a)	10	606
Cie Generale d'Optique Essilor International SA	4	475
Cigna Holding Company	6	1,069
Cooper Cos. Inc.	—	37
CSL Ltd.	1	230
CVS Health Corporation	2	132
Danaher Corporation	18	3,807
Edwards Lifesciences Corporation (a)	—	8
Elanco Animal Health (a)	20	562
Elekta AB (publ) - Class B (b)	38	479
Eli Lilly & Co.	3	492
Evotec SE (a)	8	223
Exact Sciences Corporation (a)	1	101
Fresenius SE & Co. KGaA	15	679
GlaxoSmithKline PLC - ADR	21	772
HCA Healthcare, Inc.	9	1,146
Hologic Inc. (a)	2	127
Humana Inc.	1	363
Incyte Corporation (a)	4	360
Intuitive Surgical, Inc. (a)	2	1,529
IPSEN	3	362
Johnson & Johnson	4	624
McKesson Corporation	—	36
Medtronic Public Limited Company	5	560
Merck & Co., Inc.	5	410
Novartis AG	20	1,724
Novartis AG - ADR	—	41
Novo Nordisk A/S - Class B	4	262
Otsuka Holdings Co., Ltd.	14	584
Pfizer Inc.	9	332
PPD, Inc. (a)	2	59
Regeneron Pharmaceuticals, Inc. (a)	—	69
Roche Holding AG	5	1,754
Sanofi SA - ADR	2	108
Sanofi SA	13	1,255
Seattle Genetics Inc. (a)	1	102
Siemens Healthineers AG	11	501
Stryker Corporation	8	1,674
Takeda Pharmaceutical Co. Ltd. - ADR	14	245
Thermo Fisher Scientific Inc.	6	2,823
UnitedHealth Group Incorporated	7	2,291
Veeva Systems Inc. - Class A (a)	1	229
Vertex Pharmaceuticals Incorporated (a)	4	1,206
Zimmer Biomet Holdings, Inc.	2	208
Zoetis Inc. - Class A	4	604
		39,848
Consumer Discretionary 8.2%
Alibaba Group Holding Limited - ADS (a)	13	3,715
Amazon.com, Inc. (a)	4	11,411
Aptiv PLC	1	127
Autoliv Inc.	5	359
AutoZone, Inc. (a)	—	104
Burlington Stores Inc. (a)	—	59
Carmax Inc. (a)	1	114
Carvana Co. - Class A (a)	—	27

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Chipotle Mexican Grill Inc. (a)	—	409
Compass Group PLC	27	413
CyberAgent Inc.	9	568
Darden Restaurants Inc.	—	33
Denso Corp.	7	302
Dollar Tree Inc. (a)	1	96
Domino's Pizza, Inc.	—	43
ETSY, Inc. (a)	1	87
Ferrari N.V.	1	156
General Motors Company	10	293
Hilton Worldwide Holdings Inc.	9	726
Honda Motor Co. Ltd.	9	200
Kering SA	1	477
Kingfisher Plc	166	634
Lennar Corporation - Class A	6	470
Lowe`s Companies, Inc.	2	313
Lululemon Athletica Inc. (a)	1	437
Magna International Inc.	21	973
Marriott International, Inc. - Class A	7	635
McDonald's Corporation	7	1,518
MGM Resorts International	12	252
Moncler S.p.A. (a)	13	538
Next PLC	6	472
NIKE, Inc. - Class B	7	854
O'Reilly Automotive, Inc. (a)	1	440
Panasonic Corp. (b)	43	363
Persimmon Public Limited Company	13	413
Ross Stores Inc.	9	877
Samsonite International S.A. (a)	137	140
Sony Corp.	8	588
Stanley Black & Decker, Inc.	4	584
Stanley Electric Co. Ltd.	13	373
Starbucks Corporation	2	177
Stroer SE & Co. KGaA (a)	5	358
Sumitomo Rubber Industries Inc.	16	149
Suzuki Motor Corp. (b)	11	449
Tesla Inc. (a)	—	21
The Home Depot, Inc.	3	830
THG Holdings PLC (a)	12	91
TJX Cos. Inc.	8	447
Toyota Motor Corp.	16	1,022
Trip.com Group Limited - ADR (a)	—	10
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	44
United Airlines Holdings, Inc. (a)	2	75
VF Corp.	2	106
WPP 2012 Limited	57	445
Wynn Resorts Ltd.	2	145
Yum! Brands, Inc.	11	1,040
Zalando SE (a)	8	724
		36,726
Financials 8.0%
AIA Group Limited	42	414
Ally Financial Inc.	8	192
American International Group, Inc.	51	1,413
Australia & New Zealand Banking Group Ltd.	26	325
Aviva PLC	79	289
AXA SA	51	946
Bank of America Corporation	87	2,099
Berkshire Hathaway Inc. - Class B (a)	4	754
BNP Paribas SA	15	530
Capital One Financial Corporation	15	1,106
Cboe Global Markets, Inc.	—	15
Challenger Financial Services Group Ltd.	47	132
Chubb Limited	4	505
Close Brothers Group PLC	7	87
CME Group Inc.	3	430
DBS Group Holdings Ltd.	18	267
Direct Line Insurance Limited	43	149
DNB Bank ASA (a)	55	753
E*TRADE Financial Corp.	16	809
Element Fleet Management Corp.	71	590
Equitable Holdings, Inc.	47	855
Erste Group Bank AG	11	225
Fifth Third Bancorp	18	391
First Republic Bank	1	112
Housing Development Finance Corp.	13	307
Huntington Bancshares Incorporated	15	133
Industrial & Infrastructure Fund Investment Corporation.	—	21
ING Groep N.V. (a)	70	494
Intercontinental Exchange, Inc.	6	561
Intesa Sanpaolo SpA (a) (b)	140	262
JPMorgan Chase & Co.	8	744
K.K.R. Co., Inc.	2	73
Lloyds Banking Group PLC (a)	977	331
Macquarie Group Limited	7	589
Marsh & McLennan Companies, Inc.	7	792
MetLife, Inc.	22	832
Mitsubishi UFJ Financial Group Inc. (b)	85	337
Mitsubishi UFJ Lease & Finance Co. Ltd.	46	210
Morgan Stanley	47	2,256
MSCI Inc.	—	92
Muenchener Rueckversicherungs AG	5	1,141
National Bank of Canada	14	718
Northern Trust Corp.	1	39
PICC Property & Casualty Co. Ltd. - Class H	478	336
Ping An Insurance (Group) Co of China Ltd - Class H	35	363
Principal Financial Group, Inc.	3	118
Progressive Corp.	2	161
Raymond James Financial Inc.	—	21
S&P Global Inc.	1	497
Sampo Oyj - Class A	17	672
Shopify Inc. - Class A (a)	—	103
Standard Chartered PLC	29	131
State Street Corporation	2	91
Storebrand ASA (a)	74	386
Sumitomo Mitsui Trust Holdings Inc.	10	265
Sun Life Financial Inc.	19	763
Svenska Handelsbanken AB - Class A (a)	56	472
TD Ameritrade Holding Corporation	4	155
The Charles Schwab Corporation	3	112
The Goldman Sachs Group, Inc.	4	752
The Hartford Financial Services Group, Inc.	8	310
The PNC Financial Services Group, Inc.	6	615
Tokio Marine Holdings Inc. (b)	16	703
Tradeweb Markets Inc. - Class A	2	88
United Overseas Bank Ltd.	32	443
Visa Inc. - Class A	15	3,033
Voya Financial, Inc.	1	57
Wells Fargo & Company	41	968
Willis Towers Watson Public Limited Company	2	458
XP Inc. - Class A (a)	2	97
Zurich Insurance Group AG	2	661
		36,151
Communication Services 6.6%
Activision Blizzard, Inc.	—	34
Alphabet Inc. - Class A (a)	1	1,577
Alphabet Inc. - Class C (a)	5	7,288
ASOS Plc (a)	13	850
AT&T Inc.	14	395
Baidu, Inc. - Class A - ADR (a)	1	166
Booking Holdings Inc. (a)	—	797
Charter Communications, Inc. - Class A (a)	1	380
Comcast Corporation - Class A	18	829
Dish Network Corporation - Class A (a)	—	13
Electronic Arts Inc. (a)	2	204
Facebook, Inc. - Class A (a)	24	6,252
GoodRx Holdings, Inc. - Class A (a)	—	20
Joyy Inc. - ADR	5	388
KT Corp.	9	171
Liberty Broadband Corp. - Class C (a)	2	255
Match Group Holdings II, LLC (a)	5	543
Netflix, Inc. (a)	4	2,244
Nippon Telegraph & Telephone Corp.	65	1,327
SEA, Ltd. - ADR (a)	4	644
Snap Inc. - Class A (a)	4	103
SoftBank Group Corp.	7	448
Telecom Italia SpA	484	196

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Tencent Holdings Limited	31	2,117
T-Mobile USA, Inc. (a)	1	160
VeriSign, Inc. (a)	1	140
Verizon Communications Inc.	6	353
Vodafone Group Public Limited Company - ADR	35	471
Walt Disney Co.	8	954
Yahoo! Japan Corp.	74	492
		29,811
Industrials 6.3%
ABB Ltd.	30	772
AGCO Corporation	—	15
Alaska Air Group, Inc.	1	47
Ashtead Group Public Limited Company	10	372
Atlas Copco Aktiebolag - Class B	—	15
Beijing Enterprises Holdings Ltd.	53	159
Bucher Industries AG	—	11
Bunzl Public Limited Company	10	330
Canadian Pacific Railway Limited	—	107
Caterpillar Inc.	4	670
Central Japan Railway Co. (b)	3	386
Cintas Corp.	1	254
CK Hutchison Holdings Limited	45	273
CoStar Group, Inc. (a)	1	563
Cummins Inc.	3	541
DCC Public Limited Company	5	411
Deere & Company	6	1,230
Epiroc Aktiebolag - Class B	1	19
FedEx Corporation	3	712
Flowserve Corporation	3	86
Fortive Corporation	4	315
General Electric Company	186	1,157
Honeywell International Inc.	8	1,349
Illinois Tool Works Inc.	—	72
Ingersoll Rand Inc. (a)	4	144
Jacobs Engineering Group Inc.	5	464
JB Hunt Transport Services Inc.	1	124
Johnson Controls International Public Limited Company	14	590
Kansas City Southern	—	61
Kennametal Inc.	—	9
Kion Group AG	7	620
Knorr - Bremse Aktiengesellschaft	3	393
Koninklijke Philips N.V.	33	1,539
L3Harris Technologies, Inc.	1	175
Legrand SA	5	393
Melrose Holdings Limited	314	465
Mitsubishi Corp. (b)	16	382
Mitsubishi Electric Corp.	63	848
Norfolk Southern Corporation	5	1,032
Northrop Grumman Systems Corp.	—	79
Otis Worldwide Corporation	5	309
PACCAR Inc.	3	259
Parker-Hannifin Corporation	1	140
Prysmian S.p.A.	18	530
Raytheon BBN Technologies Corp.	—	24
Recruit Holdings Co., Ltd.	15	594
Rockwell Automation Inc.	2	468
Roper Technologies, Inc.	2	942
Rotork P.L.C.	2	9
Safran (a)	4	427
Schneider Electric SE (a)	—	15
Shurgard Self Storage Europe	1	22
Siemens AG	14	1,765
SMC Corp. (b)	—	222
Snap-On Inc.	—	54
Sumitomo Corp. (b)	38	452
TechnoPro Holdings, Inc.	6	393
Teledyne Technologies Inc. (a)	—	136
Teleperformance	1	417
Textron Inc.	4	141
The Boeing Company	2	342
THK Co. Ltd.	16	394
Toro Co.	—	13
Toromont Industries Ltd.	—	11
TransUnion	—	40
Union Pacific Corporation	6	1,244
United Parcel Service Inc. - Class B	8	1,348
United Rentals Inc. (a)	2	393
Wabtec Corp.	2	93
Waste Connections, Inc.	2	161
Weir Group PLC(The)	1	16
		28,558
Consumer Staples 3.5%
Altria Group, Inc.	6	251
Barry Callebaut AG	—	376
ConAgra Brands Inc.	7	246
Costco Wholesale Corporation	1	389
Diageo PLC	19	661
Dollar General Corporation	5	1,056
Estee Lauder Cos. Inc. - Class A	—	39
Keurig Dr Pepper Inc.	5	140
Kimberly-Clark Corporation	1	141
Kirin Holdings Co. Ltd.	15	280
L'Oreal SA	3	922
Mondelez International, Inc. - Class A	6	346
Monster Beverage 1990 Corporation (a)	1	107
Nestle SA	26	3,114
PepsiCo, Inc.	4	549
Philip Morris International Inc.	11	831
Pola Orbis Holdings Inc.	6	115
Procter & Gamble Co.	6	779
Sanderson Farms Inc.	—	24
Seven & I Holdings Co., Ltd.	18	563
The Coca-Cola Company	15	723
Tyson Foods Inc. - Class A	13	802
Unilever PLC	34	2,070
Walmart Inc.	2	303
Welcia Holdings Co.,Ltd.	6	281
Wilmar International Limited	153	497
		15,605
Materials 3.4%
Agnico Eagle Mines Limited	1	49
Air Products and Chemicals, Inc.	—	84
Akzo Nobel N.V.	—	17
Alamos Gold Inc - Class A (b)	—	2
Amcor Ltd.	32	350
Anglo American Platinum Ltd.	—	17
Anglo American PLC	2	52
AngloGold Ashanti Ltd.	1	25
Antofagasta PLC	39	510
ArcelorMittal (a)	2	26
Asahi Kasei Corp.	57	496
Avery Dennison Corporation	1	118
B2Gold Corp.	2	16
Ball Corporation	—	35
Barrick Gold Corp.	5	127
BASF SE	8	472
BHP Group PLC	25	529
BHP Group PLC	21	544
BlueScope Steel Ltd.	1	5
Boliden AB	3	78
Borregaard ASA	1	12
Celanese Corp. - Class A	1	98
Centamin PLC	1	2
Centerra Gold Inc.	—	2
CF Industries Holdings Inc.	2	69
China Steel Corp.	23	16
Cia de Minas Buenaventura SA - ADR	1	11
Covestro AG	8	375
Croda International Public Limited Company	—	19
Domtar Corp.	—	13
DS Smith PLC	3	12
DuPont de Nemours, Inc.	8	448
Endeavour Mining Corporation (a)	—	1
Ero Copper Corp. (a)	1	17
Evolution Mining Limited	4	16
First Quantum Minerals Ltd	2	13
Fortescue Metals Group Ltd.	2	24
Franco-Nevada Corporation	1	91

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Freeport-McMoRan Inc. - Class B	7	114
Glencore PLC	18	36
Gold Fields Ltd.	3	33
Graphic Packaging Holding Company	1	10
Grupo Mexico SAB de CV - Class B	5	14
Huntsman Corp.	1	12
Impala Platinum Holdings Limited (b)	4	35
Independence Group NL	110	329
Industrias Penoles SAB de CV	1	14
International Paper Company	20	790
JFE Holdings Inc.	1	8
Johnson Matthey PLC	18	538
Joint Stock Company "Alrosa" (Public Stock Society)	14	13
Kinross Gold Corporation (a)	3	27
Kirkland Lake Gold Ltd.	2	73
Koninklijke DSM N.V.	—	33
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	5	740
Linde Public Limited Company	9	2,142
Lundin Mining Corp.	4	23
Mondi plc	1	24
Newcrest Mining Ltd.	2	43
Newmont Corporation	2	122
Nippon Steel Corporation	2	19
Norsk Hydro ASA	10	26
Northam Platinum (a)	2	20
Northern Star Resources Ltd.	7	71
Nucor Corporation	—	17
Orica Ltd.	1	9
Osisko Gold Royalties Ltd	—	1
OZ Minerals Ltd.	2	18
Packaging Corporation of America	10	1,071
Pan American Silver Corp.	—	15
Perseus Mining Limited (a)	11	11
Polymetal International PLC	1	17
POSCO	—	28
PPG Industries, Inc.	6	728
Public Joint Stock Society "Polyus"	—	23
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	—	25
Quaker Chemical Corp.	—	21
Regis Resources Ltd.	—	1
Reliance Steel & Aluminum Co.	—	36
Rio Tinto Ltd.	3	213
Rio Tinto PLC	3	150
RPM International Inc.	1	78
Sandstorm Gold Ltd. (a)	—	1
Saracen Mineral Holdings Ltd. (a)	1	4
Sealed Air Corporation	1	39
Sherwin-Williams Co.	—	251
Shin-Etsu Chemical Co. Ltd.	—	13
Sibanye Stillwater (b)	8	21
Silgan Holdings Inc.	—	13
South32 Limited	165	243
Southern Copper Corporation	1	31
SSR Mining Inc. (a)	—	2
Steel Dynamics Inc.	—	13
Stora Enso Oyj - Class R	44	691
Sumitomo Metal Mining Co. Ltd.	—	9
Svenska Cellulosa Aktiebolaget SCA - Class B (a)	1	14
Teck Resources Ltd. - Class B	1	10
ThyssenKrupp AG (a)	1	5
Torex Gold Resources Inc. (a)	—	1
Tosoh Corp.	5	81
Umicore	10	406
UPM-Kymmene Oyj	1	19
Vale S.A.	8	81
Victrex PLC	—	9
Voestalpine AG	—	8
West Fraser Timber Co. Ltd. (b)	—	11
Westlake Chemical Corporation	2	126
Westrock Company, Inc.	15	505
Wheaton Precious Metals Corp.	1	54
Yamana Gold Inc.	3	15
Zijin Mining Group Co. Ltd. - Class H	32	20
		15,258
Utilities 2.2%
Ameren Corporation	11	884
American Electric Power Company, Inc.	3	239
Atmos Energy Corporation	1	99
Dominion Energy, Inc.	—	32
Duke Energy Corporation	2	192
Edison International	1	36
Electric Power Development Co., Ltd. (b)	17	262
Engie (a)	60	796
Entergy Corporation	4	370
Horizon Holdings I	—	9
Iberdrola, Sociedad Anonima	2	29
National Fuel Gas Company	—	10
National Grid PLC	50	574
NextEra Energy, Inc.	9	2,619
NiSource Inc.	11	252
Public Service Enterprise Group Inc.	11	588
Sempra Energy	14	1,693
Siemens Energy AG (a)	7	188
The AES Corporation	15	267
The Southern Company	16	876
Xcel Energy Inc.	—	19
		10,034
Real Estate 1.9%
Acadia Realty Trust	3	35
Alexander & Baldwin, LLC	1	8
Alexandria Real Estate Equities, Inc.	1	156
American Campus Communities, Inc.	3	90
American Tower Corporation	1	258
AvalonBay Communities, Inc.	2	264
Boston Properties Inc.	—	9
Camden Property Trust	1	100
Canadian Apartment Properties REIT	1	18
Crown Castle International Corp.	1	83
CubeSmart	2	69
Cyrusone LLC	—	13
Derwent London PLC	1	24
Digital Realty Trust Inc.	—	51
Douglas Emmett, Inc.	2	61
DW Property Invest GmbH	1	41
EastGroup Properties Inc.	—	31
EPR Properties	—	2
Equinix, Inc.	—	309
Equity Lifestyle Properties, Inc.	1	46
Equity Residential	3	157
Essex Property Trust Inc.	1	128
Fabege AB	1	14
Federal Realty Investment Trust	—	28
First Industrial Realty Trust, Inc.	—	7
Frasers Centrepoint Trust (b)	6	11
Gecina SA	—	12
Goodman Funding Pty Ltd	3	33
Grainger PLC	3	12
Great Portland Estates P L C	48	374
Hang Lung Properties Ltd.	10	25
Healthcare Realty Trust Inc.	1	45
Healthcare Trust of America, Inc. - Class A	2	44
Heiwa Real Estate Co., Ltd.	—	11
Highwoods Properties Inc.	—	12
Hongkong Land Holdings Ltd.	4	13
Hoshino Resorts REIT, Inc.	—	15
Host Hotels & Resorts, Inc.	1	8
Inmobiliaria Colonial, Socimi, S.A.	1	11
JBG Smith Properties	2	54
Kilroy Realty Corporation	1	31
Kojamo Oyj	1	25
Mapletree Industrial Trust	12	28
Mirvac Group	14	21
Mitsubishi Estate Co. Ltd.	1	17
Mitsui Fudosan Co. Ltd. (b)	37	639
Mitsui Fudosan Logistics Park Investment Corporation	—	24

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Mori Hills REIT Investment Corporation	—	5
National Retail Properties, Inc.	—	5
Nippon Accommodations Fund Inc.	—	23
Pebblebrook Hotel Trust	—	5
Prologis	—	20
ProLogis Inc.	27	2,743
PS Business Parks, Inc.	—	28
PSP Swiss Property AG	—	20
Public Storage	—	88
Rayonier Inc.	1	20
Realty Income Corporation	—	10
Regency Centers Corp.	1	35
Rexford Industrial Realty, Inc.	1	35
SBA Communications Corporation	—	27
Scentre Group Limited	149	237
Shaftesbury PLC	1	6
Simon Property Group, Inc.	2	108
SL Green Realty Corp.	2	113
Spirit Realty Capital, Inc.	—	1
Summit Industrial Income REIT	3	27
Sun Communities Inc.	3	426
Sun Hung Kai Properties Ltd.	4	45
Sunstone Hotel Investors Inc.	4	28
Terreno Realty Corporation	1	50
The Unite Group PLC	2	22
Urban Edge Properties	1	10
VEREIT, Inc.	1	4
W.P. Carey Inc.	—	17
Welltower Inc.	8	417
Weyerhaeuser Company	22	639
		8,681
Energy 1.4%
Aker ASA	1	10
Cactus Inc. - Class A	—	9
ChampionX Corporation (a)	1	10
Chevron Corporation	4	273
Concho Resources Inc.	3	120
ConocoPhillips	7	241
Continental Resources Inc.	1	12
Devon Energy Corporation	1	9
Diamondback Energy, Inc.	—	11
Enbridge Inc.	21	607
EOG Resources, Inc.	6	213
Equinor ASA	45	638
Exxon Mobil Corporation	7	229
Galp Energia, SGPS, S.A.	3	30
Halliburton Company	21	254
Hess Corporation	2	79
Kelt Exploration Ltd. (a) (b)	5	5
Kosmos Energy Ltd.	3	3
Lundin Petroleum AB	1	20
Magnolia Oil & Gas Corp. - Class A (a)	2	10
Marathon Petroleum Corporation	2	63
Meggitt PLC	104	345
Parsley Energy Inc. - Class A	—	4
Pioneer Natural Resources Co.	1	74
Royal Dutch Shell PLC - Class B - ADR	10	242
Schlumberger Ltd.	1	16
Targa Resources Corp.	2	25
TC Energy Corporation	12	509
Tenaris SA	4	18
The Williams Companies, Inc.	40	782
Total SA (b)	25	840
Total SA - ADR	3	105
WorleyParsons Ltd.	55	377
WPX Energy, Inc. (a)	1	5
		6,188
Total Common Stocks (cost $251,701)		293,692
CORPORATE BONDS AND NOTES 16.7%
Financials 5.4%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (c)	180	182
AerCap Ireland Capital Designated Activity Company
4.13%, 07/03/23	375	381
AG Issuer LLC
6.25%, 03/01/28 (c)	45	45
AIA Group Limited
3.13%, 03/13/23 (d)	400	419
Alpha 2 B.V.
8.75%, 06/01/23 (c) (e)	200	201
American International Group, Inc.
3.40%, 06/30/30	390	431
AssuredPartners, Inc.
7.00%, 08/15/25 (c)	230	234
Ausgrid Finance Pty Ltd
3.85%, 05/01/23 (c)	209	221
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.38%, 04/17/25 (c)	155	172
Banco Santander, S.A.
3.49%, 05/28/30 (f)	200	218
Bank of America Corporation
2.59%, 04/29/31	315	333
2.68%, 06/19/41	340	347
4.33%, 03/15/50	175	222
Barclays PLC
2.85%, 05/07/26 (f)	250	260
Bayer US Finance II LLC
3.50%, 06/25/21 (c)	200	204
BBVA Bancomer, S.A.
4.38%, 04/10/24 (c)	275	295
BNP Paribas
2.22%, 06/09/26 (c) (f)	245	253
BPCE
4.00%, 09/12/23 (c)	510	554
Capital One Financial Corporation
3.65%, 05/11/27	240	265
Chubb INA Holdings Inc.
4.35%, 11/03/45	100	130
Citigroup Inc.
3.40%, 07/23/21	825	844
Citizens Financial Group, Inc.
2.38%, 07/28/21	700	710
Credit Suisse Group AG
3.00%, 12/14/23 (c) (g)	275	286
Danske Bank A/S
1.23%, 06/22/24 (c)	435	439
Discover Bank
2.70%, 02/06/30	250	262
EG Global Finance PLC
6.75%, 02/07/25 (c)	200	204
Fifth Third Bancorp
1.63%, 05/05/23	80	82
Ford Motor Credit Company LLC
3.82%, 11/02/27	200	191
5.11%, 05/03/29	200	205
General Motors Financial Company, Inc.
3.20%, 07/06/21	400	405
HSBC Holdings PLC
3.26%, 03/13/23 (g)	525	543
Intesa Sanpaolo S.p.A.
3.13%, 07/14/22 (c)	475	488
JPMorgan Chase & Co.
3.38%, 05/01/23	475	505
3.63%, 12/01/27	300	334
2.52%, 04/22/31	200	213
2.96%, 05/13/31	110	118
KeyCorp
2.25%, 04/06/27	280	296
Liberty Mutual Group Inc.
4.25%, 06/15/23 (c)	100	109
Lincoln National Corporation
3.80%, 03/01/28	325	373
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (c)	70	70

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
LYB International Finance II B.V.
3.50%, 03/02/27	325	361
Marsh & Mclennan Companies, Inc.
3.30%, 03/14/23	125	133
2.25%, 11/15/30	70	73
Metropolitan Life Global Funding I
3.45%, 10/09/21 (c)	805	830
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/25	400	419
Morgan Stanley
3.13%, 07/27/26	275	304
National Securities Clearing Corporation
1.50%, 04/23/25 (c)	355	366
NatWest Markets N.V.
4.75%, 07/28/25 (c)	325	367
Nesco Holdings, Inc.
10.00%, 08/01/24 (c)	200	210
New York Life Global Funding
1.10%, 05/05/23 (c)	60	61
Nordea Bank AB
1.00%, 06/09/23 (c)	235	238
Panasonic Corporation
2.54%, 07/19/22 (c)	200	206
PNC Bank, National Association
3.50%, 06/08/23	275	296
Pricoa Global Funding I
3.45%, 09/01/23 (c)	600	649
Protective Life Global Funding
1.08%, 06/09/23 (c)	235	238
RHP Hotel Properties, LP
5.00%, 04/15/23	70	69
4.75%, 10/15/27	170	157
Royal Bank of Canada
1.60%, 04/17/23 (f)	205	210
Santander UK Group Holdings PLC
3.57%, 01/10/23	450	463
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	350	371
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (c)	360	377
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (c)	400	467
The Goldman Sachs Group, Inc.
3.85%, 01/26/27	550	617
The PRA Group, Inc.
7.38%, 09/01/25 (c)	165	172
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (f) (g)	375	403
The Toronto-Dominion Bank
3.50%, 07/19/23	525	570
Truist Financial Corporation
1.95%, 06/05/30	125	129
UBS AG
1.75%, 04/21/22 (c)	300	306
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (c)	375	427
USA Compression Finance Corp.
6.88%, 09/01/27	200	198
Volkswagen Group of America, Inc.
4.00%, 11/12/21 (c)	305	316
Voya Financial, Inc.
3.13%, 07/15/24	250	269
Wells Fargo & Company
3.07%, 01/24/23	550	567
2.39%, 06/02/28	155	162
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	375
Willis North America Inc.
3.60%, 05/15/24	150	164
4.50%, 09/15/28	195	231
Woodside Finance Limited
3.70%, 09/15/26 (c)	475	507
		24,322
Communication Services 2.2%
Altice France
6.00%, 02/15/28 (c)	200	191
America Movil, S.A.B. De C.V.
2.88%, 05/07/30	250	271
AT&T Inc.
3.00%, 06/30/22	250	260
4.35%, 03/01/29	35	41
2.75%, 06/01/31	175	184
2.25%, 02/01/32	290	290
Baidu, Inc.
3.88%, 09/29/23	275	296
Booking Holdings Inc.
3.60%, 06/01/26	350	388
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (c)	200	207
CBS Radio Inc.
7.25%, 11/01/24 (c)	165	141
CCO Holdings, LLC
5.00%, 02/01/28 (c)	330	347
Charter Communications Operating, LLC
4.50%, 02/01/24	550	609
Clear Channel International B.V.
6.63%, 08/01/25 (c)	200	205
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	121	117
Comcast Corporation
2.65%, 02/01/30	70	76
1.95%, 01/15/31	95	98
Consolidated Communications, Inc.
6.50%, 10/01/22	260	261
6.50%, 10/01/28 (c)	115	117
Cox Communications, Inc.
2.95%, 10/01/50 (c)	295	281
DKT Finance ApS
9.38%, 06/17/23 (c)	200	206
Expedia Group, Inc.
5.00%, 02/15/26	73	78
GCI, LLC
4.75%, 10/15/28 (c)	60	61
iHeartCommunications, Inc.
8.38%, 05/01/27	320	316
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (c)	395	413
Level 3 Financing, Inc.
3.63%, 01/15/29 (c)	215	212
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (c)	170	165
Meredith Corporation
6.88%, 02/01/26	265	221
Nexstar Escrow Inc.
5.63%, 07/15/27 (c)	290	304
Omnicom Group Inc.
3.65%, 11/01/24	100	110
RELX Capital Inc.
3.00%, 05/22/30	95	104
Sinclair Television Group, Inc.
5.50%, 03/01/30 (c)	205	191
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	563
Telesat Canada
6.50%, 10/15/27 (c)	203	204
Tencent Holdings Limited
2.99%, 01/19/23 (c)	375	391
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (c)	245	247
The Interpublic Group of Companies, Inc.
3.50%, 10/01/20	35	35
Univision Communications Inc.
9.50%, 05/01/25 (c)	230	247

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Verizon Communications Inc.
5.15%, 09/15/23	225	255
4.27%, 01/15/36	175	216
4.00%, 03/22/50	150	184
Vodafone Group Public Limited Company
4.88%, 06/19/49	215	266
Weibo Corporation
3.50%, 07/05/24	355	374
Windstream Escrow, LLC
7.75%, 08/15/28 (c)	330	324
		10,067
Health Care 1.7%
Abbott Laboratories
1.15%, 01/30/28	200	201
AbbVie Inc.
3.20%, 05/14/26	300	330
4.25%, 11/21/49 (c)	195	230
Alcon Finance Corporation
2.60%, 05/27/30 (c)	265	280
Anthem, Inc.
2.50%, 11/21/20	400	401
Becton, Dickinson and Company
3.70%, 06/06/27	180	203
2.82%, 05/20/30	140	151
Biogen Inc.
2.25%, 05/01/30	320	327
Bristol-Myers Squibb Company
3.55%, 08/15/22	525	556
Cigna Holding Company
3.00%, 07/15/23	500	530
CommonSpirit Health
2.76%, 10/01/24	105	110
CVS Health Corporation
3.50%, 07/20/22	475	498
5.05%, 03/25/48	475	604
DaVita Inc.
3.75%, 02/15/31 (c)	250	241
Elanco Animal Health
4.91%, 08/27/21 (h)	50	51
Emergent BioSolutions Inc.
3.88%, 08/15/28 (c)	205	205
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (c)	190	190
Northwell Health, Inc.
3.98%, 11/01/46	175	193
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/28 (b) (c)	235	244
Perrigo Finance Unlimited Company
3.15%, 06/15/30 (h)	315	327
Providence St. Joseph Health
3.93%, 10/01/48	550	665
Stanford Health Care
3.80%, 11/15/48	150	183
Tenet Healthcare Corporation
7.00%, 08/01/25 (b)	175	180
6.13%, 10/01/28 (c)	170	166
6.88%, 11/15/31	25	25
UnitedHealth Group Incorporated
2.00%, 05/15/30	140	146
2.90%, 05/15/50	270	282
Zoetis Inc.
2.00%, 05/15/30	290	299
		7,818
Consumer Discretionary 1.6%
Amazon.com, Inc.
5.20%, 12/03/25	350	426
3.88%, 08/22/37	225	280
AutoZone, Inc.
3.13%, 07/15/23	225	238
3.13%, 04/18/24 (b)	145	156
Boyd Gaming Corporation
8.63%, 06/01/25 (c)	59	65
6.38%, 04/01/26	124	129
Carnival Corporation
11.50%, 04/01/23 (c)	175	196
Carvana Co.
8.88%, 10/01/23 (c)	190	198
Core & Main LP
8.63%, 09/15/24 (c) (e)	195	196
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (c)	185	179
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/25 (c)	90	92
Delta Air Lines, Inc.
7.38%, 01/15/26	85	89
G-III Apparel Group, Ltd.
7.88%, 08/15/25 (c)	110	111
Hasbro, Inc.
3.00%, 11/19/24 (h)	155	164
Hyundai Capital America
2.38%, 02/10/23 (c)	105	108
IRB Holding Corp.
6.75%, 02/15/26 (c)	420	420
Lithia Motors, Inc.
4.63%, 12/15/27 (c)	185	191
Macy's Retail Holdings, Inc.
3.88%, 01/15/22	96	91
Macy's, Inc.
8.38%, 06/15/25 (c)	225	233
MGM Resorts International
6.75%, 05/01/25	195	204
Nissan Motor Acceptance Corporation
3.65%, 09/21/21 (c)	220	224
O'Reilly Automotive, Inc.
3.60%, 09/01/27	150	171
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (c)	231	239
QVC, Inc.
4.38%, 03/15/23	330	343
4.45%, 02/15/25	275	283
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22 (b)	130	116
10.88%, 06/01/23 (c)	100	111
Seaworld Entertainment, Inc.
9.50%, 08/01/25 (c)	180	186
Silversea Cruise Finance Ltd.
7.25%, 02/01/25 (c)	170	172
Six Flags Operations Inc.
4.88%, 07/31/24 (c)	45	42
Station Casinos LLC
4.50%, 02/15/28 (c)	235	217
The Gap, Inc.
8.63%, 05/15/25 (b) (c)	210	231
Toyota Motor Credit Corporation
2.95%, 04/13/21	675	684
United Airlines Holdings, Inc.
4.88%, 01/15/25 (b)	130	112
WW International, Inc.
8.63%, 12/01/25 (c)	167	174
		7,071
Energy 1.5%
APT Pipelines Limited
4.25%, 07/15/27 (c)	225	254
Boardwalk Pipelines, LP
4.45%, 07/15/27	100	110
Cameron LNG, LLC
2.90%, 07/15/31 (c)	55	60
3.70%, 01/15/39 (c)	50	56
Canadian Natural Resources Limited
2.95%, 07/15/30	170	171
Chevron Corporation
2.00%, 05/11/27	115	122
CNX Resources Corporation
7.25%, 03/14/27 (c)	240	245
Comstock Resources, Inc.
9.75%, 08/15/26	185	190

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Concho Resources Inc.
3.75%, 10/01/27	100	109
CVR Energy, Inc.
5.25%, 02/15/25 (c)	90	79
5.75%, 02/15/28 (c)	125	108
Diamondback Energy, Inc.
4.75%, 05/31/25	125	134
Enbridge Inc.
4.25%, 12/01/26	275	315
Energy Transfer LP
5.25%, 04/15/29	120	129
3.75%, 05/15/30	75	73
Eni S.p.A.
4.00%, 09/12/23 (c)	200	216
Hess Corporation
4.30%, 04/01/27	150	157
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (c)	198	179
MEG Energy Corp.
7.13%, 02/01/27 (c)	260	233
Northern Oil and Gas Incorporated
8.50%, 05/15/23 (c) (e)	92	76
Occidental Petroleum Corporation
2.70%, 08/15/22	105	98
2.90%, 08/15/24	440	368
8.50%, 07/15/27	105	106
6.38%, 09/01/28	60	55
6.63%, 09/01/30	65	60
Parkland Fuel Corporation
5.88%, 07/15/27 (c)	180	190
PDC Energy, Inc.
5.75%, 05/15/26	225	210
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30 (c) (f)	55	62
Saudi Arabian Oil Company
2.88%, 04/16/24 (c)	455	477
Southwestern Energy Company
7.50%, 04/01/26	85	83
8.38%, 09/15/28	100	98
Suncor Energy Inc.
3.10%, 05/15/25	70	75
Sunoco LP
5.50%, 02/15/26	203	203
Tallgrass Energy Partners, LP
6.00%, 03/01/27 (c)	215	199
Targa Resource Corporation
6.50%, 07/15/27 (b)	405	424
Total Capital International
2.99%, 06/29/41	265	276
Transocean Pontus Limited
6.13%, 08/01/25 (c)	187	167
Valero Energy Corporation
2.85%, 04/15/25	295	309
Williams Partners L.P.
5.10%, 09/15/45	175	197
		6,673
Industrials 1.0%
Air Lease Corporation
3.50%, 01/15/22	155	159
Caterpillar Financial Services Corporation
3.15%, 09/07/21	500	513
CSX Corporation
3.70%, 11/01/23	350	381
General Electric Capital Corporation
3.10%, 01/09/23	250	262
Granite US Holdings Corporation
11.00%, 10/01/27 (c)	175	180
H&E Equipment Services, Inc.
5.63%, 09/01/25	155	162
Herc Holdings Inc.
5.50%, 07/15/27 (c)	215	222
John Deere Capital Corporation
2.35%, 01/08/21	275	277
Kansas City Southern
2.88%, 11/15/29	210	223
Lockheed Martin Corporation
3.55%, 01/15/26	250	285
Manitowoc Foodservice Companies, LLC
9.50%, 02/15/24	110	113
Maxim Crane Works Holdings Capital, LLC
10.13%, 08/01/24 (c)	130	132
Raytheon BBN Technologies Corp.
3.20%, 03/15/24 (c)	350	375
Republic Services, Inc.
3.38%, 11/15/27	100	114
Roper Technologies, Inc.
3.80%, 12/15/26	375	432
Teekay Offshore Operating L.P.
8.50%, 07/15/23 (c)	210	180
TransDigm Inc.
6.38%, 06/15/26	245	246
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (c)	145	148
		4,404
Utilities 0.8%
CenterPoint Energy, Inc.
3.60%, 11/01/21	250	258
CMS Energy Corporation
3.00%, 05/15/26	100	110
Duke Energy Progress, LLC
3.70%, 10/15/46	100	117
Enel Finance International N.V.
4.25%, 09/14/23 (c)	355	389
Eversource Energy
3.30%, 01/15/28	100	112
FirstEnergy Corp.
7.38%, 11/15/31	225	315
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (c)	250	279
National Rural Utilities Cooperative Finance Corporation
2.90%, 03/15/21	475	481
NiSource Finance Corp.
3.95%, 03/30/48	150	174
Pacific Gas And Electric Company
2.10%, 08/01/27	135	131
San Diego Gas & Electric Company
4.10%, 06/15/49	425	515
State Grid Overseas Investment Limited
3.75%, 05/02/23 (c)	400	427
Virginia Electric and Power Company
4.00%, 01/15/43	275	335
Vistra Operations Company LLC
3.55%, 07/15/24 (c)	140	149
		3,792
Materials 0.8%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	15	16
Allegheny Technologies Incorporated
7.88%, 08/15/23 (i)	204	208
5.88%, 12/01/27 (b)	160	154
ARD Finance S.A.
6.50%, 06/30/27 (c) (e)	400	398
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (c)	200	212
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (c)	240	244
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (c)	305	321
CVR Partners, LP
9.25%, 06/15/23 (c)	305	282
Element Solutions, Inc.
3.88%, 09/01/28 (c)	140	137
First Quantum Minerals Ltd
7.25%, 05/15/22 (c)	200	200
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (c)	87	87

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
IAMGOLD Corporation
5.75%, 10/15/28 (b) (c)	215	208
Kaiser Aluminum Corporation
4.63%, 03/01/28 (c)	235	220
Legacy Vulcan Corp.
4.50%, 06/15/47	100	117
Newmont Corporation
3.63%, 06/09/21	175	178
Nucor Corporation
3.95%, 05/01/28	250	292
Rio Tinto Finance (USA) Limited
3.75%, 06/15/25	175	198
The Dow Chemical Company
3.15%, 05/15/24	100	107
Warrior Met Coal, Inc.
8.00%, 11/01/24 (c)	175	178
		3,757
Real Estate 0.6%
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	288
Crown Castle International Corp.
2.25%, 01/15/31	185	187
Duke Realty Limited Partnership
4.00%, 09/15/28	410	480
Essex Portfolio, L.P.
3.38%, 04/15/26	525	581
Highwoods Realty Limited Partnership
3.63%, 01/15/23	125	130
Iron Mountain Incorporated
4.88%, 09/15/27 (c)	119	121
5.00%, 07/15/28 (c)	80	82
Kimco Realty Corporation
3.30%, 02/01/25	150	162
ProLogis, L.P.
2.13%, 04/15/27	35	37
Regency Centers, L.P.
3.60%, 02/01/27	100	108
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	180
W.P. Carey Inc.
3.85%, 07/15/29	280	302
XHR LP
6.38%, 08/15/25 (c)	210	210
		2,868
Information Technology 0.6%
Apple Inc.
1.65%, 05/11/30	235	242
2.95%, 09/11/49	200	217
Avaya, Inc.
6.13%, 09/15/28 (c)	215	220
Avnet, Inc.
4.63%, 04/15/26	100	112
Fiserv, Inc.
3.20%, 07/01/26	110	122
Microchip Technology Incorporated
3.92%, 06/01/21	150	153
Micron Technology, Inc.
2.50%, 04/24/23	185	192
Microsoft Corporation
4.20%, 11/03/35	100	131
NCR Corporation
5.75%, 09/01/27 (c)	140	146
5.00%, 10/01/28 (c)	35	35
NXP B.V.
3.15%, 05/01/27 (c)	35	38
Qualcomm Incorporated
2.15%, 05/20/30	260	272
Texas Instruments Incorporated
1.75%, 05/04/30	75	77
Veritas USA Inc.
7.50%, 09/01/25 (c)	210	217
ViaSat, Inc.
6.50%, 07/15/28 (c)	170	170
Xerox Holdings Corporation
5.00%, 08/15/25 (c)	195	193
		2,537
Consumer Staples 0.5%
Altria Group, Inc.
2.35%, 05/06/25	20	21
5.80%, 02/14/39	200	255
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	356
BAT Capital Corp.
2.76%, 08/15/22	225	233
Danone
2.95%, 11/02/26 (c)	250	276
Diageo Capital PLC
1.38%, 09/29/25	210	215
Herbalife Nutrition Ltd.
7.88%, 09/01/25 (c)	175	188
JBS Investments II GmbH
7.00%, 01/15/26 (c)	200	213
Sigma Holdco B.V.
7.88%, 05/15/26 (c)	250	254
		2,011
Total Corporate Bonds And Notes (cost $71,079)		75,320
GOVERNMENT AND AGENCY OBLIGATIONS 12.6%
Mortgage-Backed Securities 8.6%
Federal Home Loan Mortgage Corporation
3.50%, 06/01/33	149	159
5.00%, 12/01/41	80	91
5.50%, 05/01/44	55	64
3.00%, 05/01/31 - 07/01/50	1,467	1,566
4.00%, 12/01/49 - 02/01/50	1,024	1,101
4.50%, 05/01/50	96	105
Federal National Mortgage Association, Inc.
2.50%, 01/01/32 - 06/01/32	278	292
6.00%, 07/01/41	357	427
3.00%, 11/01/33 - 07/01/50	6,218	6,675
5.50%, 05/01/44	341	398
TBA, 4.50%, 10/15/46 (j)	500	541
TBA, 2.50%, 10/15/32 - 10/15/47 (j)	2,760	2,896
TBA, 3.00%, 10/15/47 (j)	545	571
TBA, 4.00%, 10/15/47 (j)	590	629
3.50%, 04/01/31 - 05/01/50	5,592	6,004
4.50%, 04/01/41 - 05/01/50	2,034	2,257
5.00%, 06/01/40 - 01/01/49	639	728
4.00%, 02/01/47 - 01/01/50	2,665	2,852
TBA, 2.00%, 10/15/50 (j)	3,085	3,190
Government National Mortgage Association
TBA, 2.00%, 01/25/39 (j)	555	577
3.00%, 05/15/43 - 04/20/50	1,475	1,527
3.00%, 07/20/46 - 09/20/46	576	605
3.50%, 07/20/46	10	11
TBA, 4.00%, 10/15/47 (j)	590	627
4.00%, 09/20/45 - 11/20/47	510	553
5.00%, 05/20/48 - 06/20/49	891	971
5.50%, 05/20/48 - 03/20/49	272	302
4.50%, 07/20/45 - 10/20/49	798	872
3.50%, 08/20/42 - 01/20/49	2,034	2,224
		38,815
U.S. Treasury Bond 2.8%
Treasury, United States Department of
4.50%, 05/15/38 (b)	2,320	3,623
3.50%, 02/15/39	510	716
1.13%, 05/15/40	200	197
3.13%, 11/15/41	850	1,148
3.00%, 08/15/48 (k)	4,675	6,372
2.00%, 02/15/50	240	271
1.25%, 05/15/50	300	284
		12,611
Municipal 0.7%
American Municipal Power, Inc.
6.45%, 02/15/44	250	378
California, State of
7.55%, 04/01/39	240	420

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Chicago Transit Authority
6.90%, 12/01/40	300	428
Dallas/Fort Worth International Airport
2.99%, 11/01/38	160	167
3.09%, 11/01/40	260	263
Great Lakes Water Authority
3.06%, 07/01/39	60	64
Houston, City of
2.39%, 07/01/31 (j)	70	70
Metropolitan Transportation Commission
6.91%, 10/01/50	235	426
Municipal Electric Authority of Georgia
6.66%, 04/01/57	344	521
Oregon Department of Transportation
1.76%, 11/15/32	190	191
Texas A&M University
3.33%, 05/15/39	250	272
		3,200
Sovereign 0.2%
Manitoba, Province of
2.60%, 04/16/24	176	189
Ontario, Government of
2.40%, 02/08/22	500	514
		703
U.S. Treasury Note 0.1%
Treasury, United States Department of
0.25%, 05/31/25	350	350
0.63%, 05/15/30	240	239
		589
Collateralized Mortgage Obligations 0.1%
Federal Home Loan Mortgage Corporation
Series 2018-M1-DNA3, REMIC, 0.90%, (1M USD LIBOR + 0.75%), 09/25/48 (g)	1	1
Series FD-4852, REMIC, 0.50%, (1M USD LIBOR + 0.35%), 12/15/48 (g)	380	382
Interest Only, Series IO-4977, REMIC, 4.50%, 05/25/50	125	20
Federal National Mortgage Association, Inc.
Series 2017-2ED2-C04, REMIC, 1.25%, (1M USD LIBOR + 1.10%), 11/26/29 (g)	105	102
Series 2020-2M1-R02, REMIC, 0.90%, (1M USD LIBOR + 0.75%), 01/25/40 (g)	59	59
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2018-M1-HQA2, REMIC, 0.90%, (1M USD LIBOR + 0.75%), 10/26/48 (g)	23	23
		587
U.S. Treasury Inflation Indexed Securities 0.1%
Treasury, United States Department of
0.13%, 07/15/22 - 07/15/30 (l)	132	140
0.63%, 01/15/24 (l)	40	43
0.25%, 02/15/50 (l)	13	15
		198
Total Government And Agency Obligations (cost $52,948)		56,703
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.0%
American Airlines, Inc.
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	376	348
AmeriCredit Automobile Receivables Trust
Series 2017-B-2, 2.40%, 05/18/22	105	105
Angel Oak Mortgage Trust 2020-3
Series 2020-A1-3, 1.69%, 06/25/24 (g)	131	131
ARI Fleet Lease Trust
Series 2018-A2-A, 2.55%, 10/15/26	46	46
Avis Budget Rental Car Funding (AESOP) LLC
Series 2017-A-1A, 3.07%, 09/20/22	415	427
Series 2018-A-2A, 4.00%, 03/20/24	395	418
Series 2019-B-2A, 3.55%, 09/20/24	165	171
BFLD Trust
Series 2019-C-DPLO, REMIC, 1.69%, (1M USD LIBOR + 1.54%), 10/15/21 (g)	215	198
BlueMountain CLO Ltd
Series 2012-AR2-2A, 1.30%, (3M USD LIBOR + 1.05%), 11/20/28 (g)	375	372
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33	72	73
CF Mortgage Trust
Series 2019-65A-CF1, REMIC, 4.41%, 04/17/24	155	158
Citigroup Commercial Mortgage Trust
Series 2020-A-555, 2.65%, 12/12/29	390	416
Series 2013-C-375P, REMIC, 3.63%, 05/12/23 (g)	100	101
CNH Equipment Trust
Series 2019-B-C, 2.35%, 10/15/23	260	271
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, 1.51%, 04/25/65	94	93
COLT Mortgage Loan Trust
Series 2019-A1-2, 3.34%, 05/25/49	72	73
Series 2019-A3-2, 3.54%, 05/25/49	82	83
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	110	121
COMM Mortgage Trust
Series 2014-C-CR14, REMIC, 4.77%, 01/12/24 (g)	405	388
Series 2014-B-UBS2, REMIC, 4.70%, 02/12/24	400	417
Deephaven Residential Mortgage Trust
Series 2018-A3-3A, 3.96%, 10/25/22	224	227
Series 2019-A1-2A, REMIC, 3.56%, 05/25/23	84	86
Driven Brands Funding LLC
Series 2015-A2-1A, 5.22%, 07/20/22	357	373
Series 2019-A2-1A, 4.64%, 04/22/26	128	135
Series 2020-A2-1A, 3.79%, 07/20/50	85	88
Ellington Financial Mortgage Trust
Series 2019-A3-2, 3.05%, 11/25/59	80	80
Galton Funding Mortgage Trust 2020-H1
Series 2020-A1-H1, REMIC, 2.31%, 02/25/24	151	154
Great Wolf Trust 2019-WOLF
Series 2019-D-WOLF, REMIC, 2.09%, (1M USD LIBOR + 1.93%), 12/15/21 (g)	95	86
GS Mortgage Securities Trust 2019-GSA1
Series 2019-B-GSA1, 3.51%, 10/15/29	171	180
GS Mortgage-Backed Securities Trust 2020-INV1
Series 2020-A14-INV1, 3.00%, 11/25/41	230	237
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22	223	225
Homeward Opportunities Fund I Trust
Series 2019-A1-1, 3.45%, 01/25/59 (g)	182	189
JPMBB Commercial Mortgage Securities Trust
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	463
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.93%, 09/17/24	110	121
Magnetite XXIII, Limited
Series 2019-A-23A, 1.54%, (3M USD LIBOR + 1.30%), 10/25/32 (g)	265	264
Manhattan West 2020-1MW Mortgage Trust
Series 2020-D-OMW, REMIC, 2.41%, 09/10/27 (g)	90	88
Metlife Securitization Trust
Series 2018-A-1A, REMIC, 3.75%, 09/25/29	252	275
Mill City Mortgage Loan Trust
Series 2018-A1-1, 3.25%, 07/25/24	256	265
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	220	235
Navient Private Education Refi Loan Trust
Series 2019-A2-FA, 2.60%, 04/15/28	200	206
Series 2019-A-GA, 2.40%, 05/15/28	98	100
Series 2019-A2-CA, 3.13%, 07/15/28	220	227
Nelnet Student Loan Trust
Series 2020-A-1A, 0.89%, (1M USD LIBOR + 0.74%), 03/26/68 (g)	95	94
New Orleans Hotel Trust
Series 2019-C-HNLA, REMIC, 1.74%, (1M USD LIBOR + 1.59%), 04/15/21 (g)	300	273
New Residential Mortgage Loan Trust
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59	203	207

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
New Residential Mortgage Loan Trust 2020-NQM2
Series 2020-A1-NQM2, REMIC, 1.65%, 07/25/25	96	96
OBX Trust
Series 2019-2A2-EXP3, REMIC, 1.30%, (1M USD LIBOR + 1.15%), 09/25/59 (g)	75	75
Series 2019-1A9-EXP3, REMIC, 3.50%, 09/25/59	81	82
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (g)	164	168
Series 2020-2A2-EXP1, REMIC, 1.10%, (1M USD LIBOR + 0.95%), 01/26/60 (g)	79	79
OZLM VIII, Ltd.
Series 2014-A1RR-8A, 2.30%, (3M USD LIBOR + 1.17%), 10/17/29 (g)	372	368
RETL
Series 2019-A-RVP, REMIC, 1.30%, (1M USD LIBOR + 1.15%), 03/15/21 (g)	12	11
Santander Drive Auto Receivables Trust
Series 2018-B-4, 3.27%, 01/15/21	12	12
Santander Retail Auto Lease Trust
Series 2019-A3-A, REMIC, 2.77%, 11/20/21	160	163
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	265	279
Sequoia Mortgage Trust
Series 2018-A11-CH4, 4.00%, 03/25/24	79	79
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-B-FUN, 1.40%, (1M USD LIBOR + 1.25%), 06/15/21 (g)	388	363
SMB Private Education Loan Trust
Series 2020-A2A-A, REMIC, 2.23%, 09/15/37	100	103
Starvest Emerging Markets CBO I
Series 2019-A1-IMC1, REMIC, 3.47%, 02/25/49	83	84
Starwood Mortgage Residential Trust
Series 2018-A1-IMC2, 4.12%, 10/26/48	160	164
Series 2019-A1-INV1, 2.61%, 09/25/49	73	74
Series 2019-A3-INV1, 2.92%, 09/25/49	136	138
Towd Point Mortgage Trust
Series 2018-A1A-5, 3.25%, 02/25/25	256	267
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (g)	257	266
Verizon Owner Trust
Series 2018-C-A, 3.55%, 12/20/21	300	309
Verus Securitization Trust
Series 2019-A1-INV1, 3.40%, 12/25/58 (g)	100	105
Series 2020-M1-1, REMIC, 3.02%, 01/25/60 (g)	200	199
Verus Securitization Trust 2020-1
Series 2020-A3-1, REMIC, 2.72%, 01/25/60 (i)	114	115
Vista Point Securitization Trust 2020-1
Series 2020-A1-1, REMIC, 1.76%, 03/25/65 (g)	93	93
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	110	122
WFRBS Commercial Mortgage Trust 2014-LC14
Series 2014-A5-LC14, REMIC, 4.05%, 01/18/24	115	126
World Omni Automobile Lease Securitization Trust
Series 2018-A3-B, REMIC, 3.19%, 03/15/21	404	407
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,466)		13,635
SENIOR FLOATING RATE INSTRUMENTS 0.1%
Consumer Discretionary 0.1%
Caesars Resort Collection, LLC
2020 Term Loan B1, 0.00%, (3M USD LIBOR + 4.50%), 06/19/25 (g) (m)	200	193
Delta Air Lines, Inc.
Term Loan B, 0.00%, (3M USD LIBOR + 3.75%), 09/16/27 (g) (m)	30	30
		223
Consumer Staples 0.0%
Coty Inc.
2018 USD Term Loan B, 2.41%, (1M USD LIBOR + 2.25%), 03/29/25 (g)	198	177
Industrials 0.0%
Tutor Perini Corporation
Term Loan B, 5.75%, (3M USD LIBOR + 4.75%), 08/13/27 (g)	135	133
Communication Services 0.0%
Radiate Holdco, LLC
1st Lien Term Loan B, 0.00%, (3M USD LIBOR + 3.50%), 09/10/26 (g) (m)	35	34
Uber Technologies, Inc.
2018 Term Loan, 0.00%, (3M USD LIBOR + 4.00%), 04/04/25 (g) (m)	42	42
		76
Total Senior Floating Rate Instruments (cost $632)		609
PREFERRED STOCKS 0.1%
Utilities 0.1%
American Electric Power Company, Inc., 6.13%, 03/15/22 (f)	1	24
NextEra Energy, Inc., 5.28%, 03/01/23 (f)	1	26
Sempra Energy, 6.75%, 07/15/21 (f)	—	13
The Southern Company, 6.75%, 08/01/22 (f)	3	136
		199
Financials 0.0%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27	7	106
Energy 0.0%
Crestwood Equity Partners LP, 9.25% (n)	16	93
Materials 0.0%
Gerdau SA	2	9
Total Preferred Stocks (cost $470)		407
SHORT TERM INVESTMENTS 5.0%
Investment Companies 3.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (o) (p)	1,612	1,612
T. Rowe Price Government Reserve Fund, 0.09% (o) (p)	14,689	14,689
		16,301
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (o) (p)	6,072	6,072
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.15%, 10/29/20 (q)	25	25
Total Short Term Investments (cost $22,398)		22,398
Total Investments 102.7% (cost $412,694)		462,764
Other Derivative Instruments (0.0)%		(6)
Other Assets and Liabilities, Net (2.7)%		(12,214)
Total Net Assets 100.0%		450,544

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $29,221 and 6.5% of the Fund.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) Convertible security.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(j) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2020, the total payable for investments purchased on a delayed delivery basis was $9,092.

(k) All or a portion of the security is pledged or segregated as collateral.

(l) Treasury inflation indexed note, par amount is adjusted for inflation.

(m) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Perpetual security. Next contractual call date presented, if applicable.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(q) The coupon rate represents the yield to maturity.

JNL/T. Rowe Price Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AIA Group Limited, 3.13%, 03/13/23	08/22/18	396	419	0.1

JNL/T. Rowe Price Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 5 Year Note	81	January 2021	10,199	(8)	9

Short Contracts
United States 10 Year Ultra Bond	(4)	December 2020	(638)	2	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 68.2%
Information Technology 14.0%
Fiserv, Inc. (a)	2,195	226,178
Global Payments Inc. (b)	929	164,963
MasterCard Incorporated - Class A	118	39,730
Microsoft Corporation (b)	1,885	396,388
NXP Semiconductors N.V. (b)	1,287	160,682
TE Connectivity Ltd.	1,143	111,730
		1,099,671
Health Care 13.7%
Becton, Dickinson and Company (b)	737	171,459
Boston Scientific Corporation (a)	2,727	104,203
Danaher Corporation	755	162,642
Envista Holdings Corporation (a)	2,332	57,541
Humana Inc. (b)	473	195,916
PerkinElmer Inc. (b)	640	80,345
Thermo Fisher Scientific Inc. (b)	321	141,913
UnitedHealth Group Incorporated (b)	511	159,206
		1,073,225
Financials 11.2%
Arthur J Gallagher & Co.	162	17,096
Bank of America Corporation (b)	6,295	151,654
CME Group Inc. (b)	359	60,144
Intercontinental Exchange, Inc. (b)	469	46,945
Marsh & McLennan Companies, Inc.	1,887	216,426
The PNC Financial Services Group, Inc.	1,857	204,099
Visa Inc. - Class A (b)	906	181,108
		877,472
Utilities 8.5%
Alliant Energy Corporation	493	25,470
Ameren Corporation	1,779	140,685
American Electric Power Company, Inc. (b)	3,240	264,837
Atmos Energy Corporation	267	25,477
Exelon Corporation	2,323	83,082
NextEra Energy, Inc. (b)	118	32,854
NiSource Inc.	4,246	93,419
		665,824
Industrials 7.7%
Fortive Corporation	1,151	87,695
General Electric Company (b)	48,622	302,914
Ingersoll Rand Inc. (a) (b)	2,879	102,502
Roper Technologies, Inc. (b)	97	38,360
Teledyne Technologies Inc. (a)	80	24,847
Waste Connections, Inc.	470	48,822
		605,140
Consumer Discretionary 7.6%
Amazon.com, Inc. (a) (b)	79	249,984
Hilton Worldwide Holdings Inc. (b)	989	84,376
Marriott International, Inc. - Class A	956	88,458
Ross Stores Inc.	501	46,716
Yum! Brands, Inc. (b)	1,331	121,487
		591,021
Communication Services 4.2%
Alphabet Inc. - Class A (a)	8	11,587
Alphabet Inc. - Class C (a) (b)	163	239,004
Facebook, Inc. - Class A (a) (b)	304	79,720
		330,311
Consumer Staples 1.3%
Keurig Dr Pepper Inc. (b)	3,628	100,146
Total Common Stocks (cost $4,749,568)		5,342,810
SENIOR FLOATING RATE INSTRUMENTS 9.6%
Information Technology 4.5%
Alliant Holdings Intermediate, LLC
Term Loan B, 0.00%, (3M USD LIBOR + 3.25%), 05/10/25 (c) (d)	5,965	5,851
Applied Systems, Inc.
2017 1st Lien Term Loan, 0.00%, (3M USD LIBOR + 3.25%), 09/06/24 (c) (d)	2,435	2,418
2017 1st Lien Term Loan, 4.25%, (3M USD LIBOR + 3.25%), 09/06/24 (c)	788	782
CCC Information Services, Inc.
2017 1st Lien Term Loan, 0.00%, (1M USD LIBOR + 3.00%), 03/30/24 (c) (d)	2,784	2,760
2017 1st Lien Term Loan, 4.00%, (1M USD LIBOR + 3.00%), 03/30/24 (c)	57,298	56,808
Emerald TopCo Inc
Term Loan, 3.76%, (3M USD LIBOR + 3.50%), 07/16/26 (c)	17,293	16,612
Refinitiv US Holdings Inc.
2018 USD Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 09/12/25 (c)	172,717	170,836
Ultimate Software Group Inc(The)
Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 04/08/26 (c)	1,871	1,853
2020 Incremental Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 05/03/26 (c) (d)	425	423
2020 Incremental Term Loan B, 4.75%, (3M USD LIBOR + 4.00%), 05/03/26 (c)	94,275	93,934
2020 2nd Lien Incremental Term Loan, 7.50%, (3M USD LIBOR + 6.75%), 05/03/27 (c)	2,950	2,999
		355,276
Financials 2.2%
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 0.00%, (3M USD LIBOR + 2.75%), 05/07/25 (c) (d)	3,104	3,010
2018 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 05/07/25 (c)	4,201	4,075
Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 05/10/25 (c)	110	108
AmWINS Group, Inc.
2017 Term Loan B, 0.00%, (3M USD LIBOR + 2.75%), 01/19/24 (c) (d)	1,845	1,826
2017 Term Loan B, 3.75%, (1M USD LIBOR + 2.75%), 01/19/24 (c)	1,668	1,651
Capri Finance LLC
USD 2017 1st Lien Term Loan, 3.26%, (3M USD LIBOR + 3.00%), 10/04/24 (c)	12,075	12,056
Hub International Limited
2019 Incremental Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 04/25/25 (c) (d)	17,450	17,368
2018 Term Loan B, 3.22%, (3M USD LIBOR + 3.00%), 04/25/25 (c)	252	243
2018 Term Loan B, 3.26%, (3M USD LIBOR + 3.00%), 04/25/25 (c)	98,076	94,662
2019 Incremental Term Loan B, 5.00%, (3M USD LIBOR + 4.00%), 04/25/25 (c)	28,008	27,876
Ryan Specialty Group, LLC
Term Loan, 4.00%, (1M USD LIBOR + 3.25%), 07/23/27 (c)	4,315	4,269
USI, Inc.
2017 Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 12/02/26 (c) (d)	3,650	3,607
		170,751
Consumer Discretionary 1.3%
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1M USD LIBOR + 2.50%), 02/01/24 (c)	28,075	27,174
Delta Air Lines, Inc.
Term Loan B, 0.00%, (3M USD LIBOR + 3.75%), 09/16/27 (c) (d)	15,325	15,426
Four Seasons Hotels Limited
New 1st Lien Term Loan, 2.16%, (1M USD LIBOR + 2.00%), 11/30/23 (c)	4,555	4,424
Life Time Fitness Inc
2017 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 06/22/22 (c)	14,722	13,336
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.65%, (1M USD LIBOR + 3.50%), 01/24/27 (c) (e)	17,641	17,112
Mileage Plus Holdings LLC
2020 Term Loan B, 0.00%, (3M USD LIBOR + 5.25%), 12/31/23 (c) (d)	3,890	3,951
2020 Term Loan B, 6.25%, (3M USD LIBOR + 5.25%), 12/31/23 (c)	23,025	23,383
		104,806

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Industrials 0.7%
Camelot U.S. Acquisition 1 Co.
Term Loan B, 0.00%, (3M USD LIBOR + 3.00%), 10/31/26 (c) (d)	12,180	12,114
CPI Holdco, LLC
2019 Term Loan, 4.41%, (1M USD LIBOR + 4.25%), 10/28/26 (c)	1,861	1,847
Filtration Group Corporation
2018 1st Lien Term Loan, 3.15%, (3M USD LIBOR + 3.00%), 03/27/25 (c)	2,663	2,607
Gardner Denver, Inc.
2020 USD Term Loan B, 2.91%, (1M USD LIBOR + 2.75%), 03/01/27 (c)	2,025	1,994
USI, Inc.
2017 Repriced Term Loan, 3.31%, (3M USD LIBOR + 3.00%), 05/16/24 (c)	28,914	27,926
2020 Term Loan, 4.50%, (3M USD LIBOR + 4.00%), 12/02/26 (c)	6,840	6,760
Welbilt, Inc.
2018 Term Loan B, 2.66%, (1M USD LIBOR + 2.50%), 10/16/25 (c)	2,875	2,610
		55,858
Materials 0.4%
H.B. Fuller Company
2017 Term Loan B, 2.16%, (1M USD LIBOR + 2.00%), 10/11/24 (c)	1,005	991
Vertical Midco GmbH
USD Term Loan B, 0.00%, (3M USD LIBOR + 4.25%), 06/30/27 (c) (d)	1,095	1,085
USD Term Loan B, 4.57%, (3M USD LIBOR + 4.25%), 06/30/27 (c)	26,235	25,987
		28,063
Consumer Staples 0.3%
Sunshine Luxembourg VII SARL
USD Term Loan B1, 5.32%, (6M USD LIBOR + 4.25%), 07/12/26 (c)	20,575	20,436
Health Care 0.2%
NVA Holdings, Inc.
2019 Term Loan A3, 2.44%, (1M USD LIBOR + 2.25%), 09/19/22 (c) (e)	11,625	11,393
Pearl Intermediate Parent LLC
2018 1st Lien Term Loan, 2.91%, (1M USD LIBOR + 2.75%), 02/01/25 (c)	918	886
2018 Incremental Term Loan, 0.00%, (3M USD LIBOR + 3.25%), 02/14/25 (c) (d)	1,140	1,114
PetVet Care Centers, LLC
Delayed Draw Term Loan, 5.25%, (1M USD LIBOR + 4.25%), 02/14/25 (c)	2,768	2,761
Prestige Brands, Inc.
Term Loan B4, 2.16%, (1M USD LIBOR + 2.00%), 01/20/24 (c)	78	78
Wink Holdco, Inc
1st Lien Term Loan B, 0.00%, (3M USD LIBOR + 3.00%), 11/01/24 (c) (d)	225	224
1st Lien Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 11/02/24 (c)	1,282	1,277
		17,733
Total Senior Floating Rate Instruments (cost $753,588)		752,923
CORPORATE BONDS AND NOTES 8.4%
Communication Services 2.9%
CCO Holdings, LLC
4.00%, 03/01/23 (f)	5,947	6,013
5.13%, 05/01/27 (f)	24,616	25,898
5.00%, 02/01/28 (f)	36,114	37,946
Liberty Broadband Corporation
2.75%, 09/30/50 (f) (g)	3,529	3,785
Netflix, Inc.
5.50%, 02/15/22	1,260	1,322
5.88%, 02/15/25 - 11/15/28	49,118	58,040
4.38%, 11/15/26	24,835	27,068
4.88%, 04/15/28	29,217	32,819
6.38%, 05/15/29	22,335	27,565
Sirius XM Radio Inc.
3.88%, 08/01/22 (f)	1,045	1,056
T-Mobile USA, Inc.
6.00%, 03/01/23	1,815	1,819
6.50%, 01/15/26	1,025	1,070
		224,401
Consumer Discretionary 2.6%
Cedar Fair, L.P.
5.38%, 06/01/24 - 04/15/27	24,126	23,473
5.25%, 07/15/29	12,750	12,100
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/25 (f)	11,200	11,494
4.75%, 10/20/28 (f)	7,255	7,527
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	5,080	5,102
Hilton Worldwide Holdings Inc.
4.63%, 04/01/25	1,445	1,458
KFC Holding Co.
5.00%, 06/01/24 (f)	11,835	12,135
5.25%, 06/01/26 (f)	18,155	18,908
4.75%, 06/01/27 (f)	24,680	25,879
Marriott International, Inc.
0.90%, (3M USD LIBOR + 0.65%), 03/08/21 (c)	1,485	1,485
3.13%, 06/15/26	1,925	1,913
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (f)	4,845	5,047
Six Flags Operations Inc.
4.88%, 07/31/24 (f)	16,910	15,905
5.50%, 04/15/27 (f) (h)	14,954	14,187
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (f)	7,937	8,451
Yum! Brands, Inc.
3.88%, 11/01/20 - 11/01/23	12,425	12,721
3.75%, 11/01/21	11,046	11,211
4.75%, 01/15/30 (f)	2,015	2,173
6.88%, 11/15/37	3,355	4,042
5.35%, 11/01/43	11,005	11,735
		206,946
Information Technology 0.8%
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (f)	7,023	7,519
8.25%, 11/15/26 (f)	8,750	9,590
Solera, LLC
10.50%, 03/01/24 (f)	42,260	44,171
		61,280
Industrials 0.7%
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (i)	51,920	41,017
Korn Ferry
4.63%, 12/15/27 (f)	2,020	2,050
Lennox International Inc.
3.00%, 11/15/23	340	358
Manitowoc Foodservice Companies, LLC
9.50%, 02/15/24 (h)	2,782	2,849
Sensata Technologies B.V.
4.88%, 10/15/23 (f)	2,715	2,867
5.63%, 11/01/24 (f)	670	723
5.00%, 10/01/25 (f)	4,400	4,727
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (f)	2,235	2,326
Xylem Inc.
4.88%, 10/01/21	125	130
		57,047
Financials 0.5%
AmWINS Group, Inc.
7.75%, 07/01/26 (f)	580	621
HUB International Limited
7.00%, 05/01/26 (f)	15,225	15,769
State Street Corporation
3.85%, (callable at 100 beginning 12/15/20) (i)	6,150	6,115
The Bank of New York Mellon Corporation
3.65%, (callable at 100 beginning 12/20/20) (i)	6,475	6,346
The PNC Financial Services Group, Inc.
5.00%, (callable at 100 beginning 11/01/26) (i)	7,150	7,514

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
USIS Merger Sub, Inc.
6.88%, 05/01/25 (f)	6,005	6,090
		42,455
Health Care 0.4%
Avantor, Inc.
6.00%, 10/01/24 (f)	13,940	14,572
Elanco Animal Health
4.91%, 08/27/21 (j)	3,940	4,043
Hologic, Inc.
4.38%, 10/15/25 (f)	4,031	4,119
Teleflex Incorporated
4.88%, 06/01/26	4,900	5,055
4.63%, 11/15/27	2,185	2,303
		30,092
Real Estate 0.3%
SBA Communications Corporation
4.00%, 10/01/22	10,015	10,081
4.88%, 09/01/24	6,330	6,486
3.88%, 02/15/27 (f)	2,945	2,992
		19,559
Utilities 0.1%
NiSource Inc.
5.65%, (callable at 100 beginning 06/15/23) (i)	6,905	6,851
Materials 0.1%
Avantor Funding, Inc.
4.63%, 07/15/28 (f)	1,829	1,896
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (f)	4,670	4,729
		6,625
Total Corporate Bonds And Notes (cost $623,266)		655,256
PREFERRED STOCKS 2.4%
Utilities 1.2%
Alabama Power Company - Series A, 5.00%, (callable at 100 beginning 10/01/22) (i)	34	938
American Electric Power Company, Inc., 6.13%, 03/15/22 (g)	210	10,192
CMS Energy Corporation, 5.88%, 10/15/78	585	15,462
CMS Energy Corporation, 5.88%, 03/01/79	930	25,026
DTE Energy Company, 5.25%, 12/01/77	328	8,664
Duke Energy Corporation, 5.63%, 09/15/78	293	8,087
NextEra Energy, Inc., 5.28%, 03/01/23 (g)	430	20,080
NiSource Inc., 6.50%, (callable at 25 beginning 03/15/24) (i)	330	9,096
		97,545
Health Care 0.9%
Avantor, Inc., 6.25%, 05/15/22 (g)	642	46,662
Boston Scientific Corporation, 5.50%, 06/01/23 (g)	219	24,497
		71,159
Industrials 0.2%
Fortive Corporation - Series A, 5.00%, 07/01/21 (g)	15	13,752
Financials 0.1%
The Charles Schwab Corporation, 5.95%, (callable at 100 beginning 06/01/21) (h) (i)	4	103
U.S. Bancorp, 5.50%, (callable at 25 beginning 10/15/23) (i)	19	520
Wells Fargo & Company - Series L, 7.50% (g) (i)	5	6,997
		7,620
Total Preferred Stocks (cost $172,109)		190,076
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
Domino's Pizza, Inc.
Series 2018-A2I-1A, 4.12%, 10/25/25	3,376	3,567
Series 2017-A23-1A, 4.12%, 07/26/27	3,652	3,898
Series 2019-A2-1A, 3.67%, 10/25/29 (f)	2,918	3,097
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	13	13
US Airways, Inc.
Series 2012-B-2, 6.75%, 06/03/21	114	106
Series 2012-PTT-2A, 4.63%, 06/03/25	296	237
Series 2013-A-1, 3.95%, 11/15/25	181	148
Wendy's Funding, LLC
Series 2018-A2I-1A, 3.57%, 03/15/48	2,285	2,354
Total Non-U.S. Government Agency Asset-Backed Securities (cost $12,769)		13,420
TRUST PREFERREDS 0.1%
Utilities 0.1%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (i)	8	182
SCE Trust IV, 5.38%, (callable at 25 beginning 09/15/25) (i)	343	7,663
Total Trust Preferreds (cost $7,346)		7,845
INVESTMENT COMPANIES 0.0%
T. Rowe Price Institutional Floating Rate Fund (k)	132	1,252
Total Investment Companies (cost $1,343)		1,252
SHORT TERM INVESTMENTS 12.8%
Investment Companies 12.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (k) (l)	18,800	18,800
T. Rowe Price Government Reserve Fund, 0.09% (k) (l)	968,075	968,075
		986,875
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (k) (l)	16,830	16,830
Total Short Term Investments (cost $1,003,705)		1,003,705
Total Investments 101.7% (cost $7,323,694)		7,967,287
Other Derivative Instruments (0.8)%		(60,667)
Other Assets and Liabilities, Net (0.9)%		(72,267)
Total Net Assets 100.0%		7,834,353

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $324,262 and 4.1% of the Fund.

(g) Convertible security.

(h) All or a portion of the security was on loan as of September 30, 2020.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/T. Rowe Price Capital Appreciation Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
T. Rowe Price Institutional Floating Rate Fund	1,263	41	1	41	—	(51)	1,252	—

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Alphabet Inc.	CGM	Call	1,500.00	01/15/21	113	(1,127)
Alphabet Inc.	GSC	Call	1,780.00	01/15/21	33	(66)
Alphabet Inc.	GSC	Call	1,800.00	01/15/21	33	(57)
Alphabet Inc.	GSC	Call	1,740.00	01/15/21	33	(85)
Alphabet Inc.	GSC	Call	1,760.00	01/15/21	33	(75)
Alphabet Inc.	GSC	Call	1,800.00	01/21/22	85	(816)
Alphabet Inc.	GSC	Call	1,760.00	01/21/22	85	(897)
Alphabet Inc.	GSC	Call	1,780.00	01/21/22	85	(854)
Amazon.com, Inc.	CCI	Call	4,100.00	01/21/22	25	(659)
Amazon.com, Inc.	CCI	Call	4,200.00	01/21/22	25	(612)
Amazon.com, Inc.	CCI	Call	4,300.00	01/21/22	25	(564)
Amazon.com, Inc.	CCI	Call	4,000.00	01/21/22	24	(684)
Amazon.com, Inc.	CSI	Call	3,800.00	01/21/22	38	(1,267)
Amazon.com, Inc.	CSI	Call	3,900.00	01/21/22	38	(1,181)
Amazon.com, Inc.	CSI	Call	4,000.00	01/21/22	38	(1,083)
American Electric Power Company, Inc.	CGM	Call	115.00	01/15/21	511	—
American Electric Power Company, Inc.	CGM	Call	105.00	01/15/21	1,626	(10)
American Electric Power Company, Inc.	JPM	Call	95.00	01/21/22	1,183	(382)
American Electric Power Company, Inc.	JPM	Call	90.00	01/21/22	1,184	(556)
Bank of America Corporation	SIG	Call	30.00	01/21/22	7,702	(1,448)
Becton, Dickinson and Company	GSC	Call	280.00	01/15/21	172	(36)
Becton, Dickinson and Company	GSC	Call	300.00	01/15/21	755	(99)
Becton, Dickinson and Company	GSC	Call	260.00	01/15/21	111	(53)
Becton, Dickinson and Company	GSC	Call	270.00	01/15/21	111	(33)
CME Group Inc.	CSI	Call	180.00	01/15/21	267	(117)
CME Group Inc.	CSI	Call	185.00	01/15/21	267	(89)
CME Group Inc.	CSI	Call	170.00	01/15/21	267	(211)
CME Group Inc.	CSI	Call	175.00	01/15/21	267	(163)
Facebook, Inc.	JPM	Call	270.00	01/15/21	290	(589)
Facebook, Inc.	JPM	Call	275.00	01/15/21	290	(528)
Facebook, Inc.	JPM	Call	265.00	01/15/21	290	(651)
Facebook, Inc.	JPM	Call	195.00	01/15/21	222	(1,566)
Facebook, Inc.	JPM	Call	200.00	01/15/21	222	(1,471)
Facebook, Inc.	JPM	Call	400.00	01/21/22	919	(1,017)
General Electric Company	JPM	Call	9.00	01/15/21	12,905	(142)
General Electric Company	JPM	Call	8.00	01/15/21	18,450	(387)
General Electric Company	JPM	Call	15.00	01/15/21	29,084	(86)
Global Payments Inc.	GSC	Call	195.00	12/18/20	172	(114)
Global Payments Inc.	GSC	Call	185.00	12/18/20	172	(158)
Hilton Worldwide Holdings Inc.	CGM	Call	130.00	01/15/21	152	(5)
Hilton Worldwide Holdings Inc.	CGM	Call	125.00	01/15/21	152	(6)
Hilton Worldwide Holdings Inc.	CSI	Call	90.00	01/15/21	58	(35)
Hilton Worldwide Holdings Inc.	CSI	Call	87.50	01/15/21	58	(40)
Humana Inc.	CSI	Call	420.00	01/15/21	86	(232)
Humana Inc.	CSI	Call	430.00	01/15/21	86	(199)
Humana Inc.	CSI	Call	370.00	01/15/21	112	(670)
Humana Inc.	CSI	Call	380.00	01/15/21	112	(573)
Ingersoll Rand Inc.	JPM	Call	35.00	12/18/20	1,747	(485)
Intercontinental Exchange, Inc.	JPM	Call	105.00	01/15/21	348	(122)
Intercontinental Exchange, Inc.	JPM	Call	100.00	01/15/21	348	(200)
Keurig Dr Pepper Inc.	CGM	Call	31.00	10/16/20	1,110	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Keurig Dr Pepper Inc.	CGM	Call	30.00	10/16/20	1,110	(3)
Keurig Dr Pepper Inc.	CGM	Call	29.00	10/16/20	1,141	(7)
Microsoft Corporation	CCI	Call	280.00	01/21/22	1,198	(1,192)
Microsoft Corporation	CGM	Call	170.00	01/15/21	646	(2,808)
Microsoft Corporation	CGM	Call	165.00	01/15/21	646	(3,065)
Microsoft Corporation	CSI	Call	165.00	01/15/21	1,946	(9,232)
Microsoft Corporation	JPM	Call	170.00	01/15/21	2,496	(10,852)
NextEra Energy, Inc.	CSI	Call	320.00	01/15/21	118	(50)
NextEra Energy, Inc.	CSI	Call	310.00	01/15/21	117	(71)
NXP Semiconductors N.V.	CSI	Call	140.00	01/15/21	1,272	(668)
NXP Semiconductors N.V.	JPM	Call	115.00	01/15/21	143	(234)
NXP Semiconductors N.V.	JPM	Call	145.00	01/15/21	414	(176)
NXP Semiconductors N.V.	JPM	Call	140.00	01/15/21	414	(218)
NXP Semiconductors N.V.	JPM	Call	125.00	01/15/21	143	(159)
NXP Semiconductors N.V.	JPM	Call	135.00	01/15/21	414	(295)
PerkinElmer, Inc.	JPM	Call	115.00	12/18/20	232	(320)
PerkinElmer, Inc.	JPM	Call	110.00	12/18/20	232	(425)
Roper Technologies, Inc.	GSC	Call	420.00	11/20/20	116	(104)
Roper Technologies, Inc.	GSC	Call	440.00	11/20/20	116	(53)
Roper Technologies, Inc.	GSC	Call	370.00	11/20/20	115	(430)
Roper Technologies, Inc.	GSC	Call	390.00	11/20/20	115	(279)
Thermo Fisher Scientific Inc.	RBC	Call	390.00	01/15/21	98	(620)
Thermo Fisher Scientific Inc.	RBC	Call	370.00	01/15/21	99	(790)
UnitedHealth Group Incorporated	JPM	Call	330.00	01/15/21	115	(159)
UnitedHealth Group Incorporated	JPM	Call	320.00	01/15/21	733	(1,333)
Visa Inc.	CSI	Call	240.00	01/15/21	673	(111)
Visa Inc.	CSI	Call	230.00	01/15/21	673	(195)
Visa Inc.	CSI	Call	235.00	01/15/21	673	(148)
Visa Inc.	GSC	Call	185.00	01/15/21	111	(243)
Visa Inc.	GSC	Call	195.00	01/15/21	111	(173)
Visa Inc.	GSC	Call	210.00	01/15/21	814	(667)
Visa Inc.	GSC	Call	240.00	01/15/21	235	(39)
Visa Inc.	GSC	Call	230.00	01/15/21	235	(68)
Visa Inc.	GSC	Call	200.00	01/15/21	228	(292)
Visa Inc.	GSC	Call	215.00	01/15/21	183	(122)
Visa Inc.	GSC	Call	220.00	01/15/21	299	(154)
Visa Inc.	GSC	Call	270.00	01/21/22	244	(137)
Visa Inc.	GSC	Call	260.00	01/21/22	244	(176)
Visa Inc.	GSC	Call	250.00	01/21/22	244	(203)
Visa Inc.	GSC	Call	225.00	01/21/22	492	(783)
Visa Inc.	GSC	Call	230.00	01/21/22	492	(697)
Yum! Brands, Inc.	CGM	Call	105.00	01/15/21	580	(76)
Yum! Brands, Inc.	CGM	Call	100.00	01/15/21	580	(130)
Yum! Brands, Inc.	MLP	Call	95.00	01/15/21	342	(133)
Yum! Brands, Inc.	MLP	Call	100.00	01/15/21	341	(76)
						(60,667)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 99.6%
Information Technology 37.8%
Adobe Inc. (a)	172	84,207
Advanced Micro Devices, Inc. (a)	1,903	156,027
Apple Inc.	5,539	641,416
ASML Holding - ADR	323	119,230
Avalara, Inc.	294	37,432
CrowdStrike Holdings, Inc. - Class A (a)	262	36,045
Datadog, Inc. - Class A (a)	600	61,279
Equifax Inc.	181	28,402
Fidelity National Information Services, Inc.	1,180	173,637
Fiserv, Inc. (a)	1,277	131,581
Global Payments Inc.	583	103,534
Intuit Inc.	494	161,261
Marvell Technology Group Ltd	1,815	72,038
MasterCard Incorporated - Class A	916	309,633
Microsoft Corporation	4,507	947,958
NVIDIA Corporation	271	146,725
Palantir Technologies Inc. (a)	1,352	12,841
Paycom Software, Inc. (a)	200	62,282
Paypal Holdings, Inc. (a)	981	193,243
Salesforce.Com, Inc. (a)	1,143	287,300
ServiceNow, Inc. (a)	277	134,459
Slack Technologies, Inc. - Class A (a)	1,840	49,415
Snowflake Inc. - Class A (a) (b)	40	10,088
Splunk Inc. (a)	618	116,170
Spotify Technology S.A. (a)	320	77,522
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	695	56,352
Temenos Group AG	136	18,274
Wix.Com Ltd. (a)	60	15,215
Workday, Inc. - Class A (a)	213	45,798
		4,289,364
Consumer Discretionary 22.4%
Airbnb, Inc. - Class E (a) (c) (d)	85	6,435
Alibaba Group Holding Limited - ADS (a)	1,268	372,902
Amazon.com, Inc. (a)	407	1,281,174
Aptiv PLC	592	54,230
Carmax Inc. (a)	75	6,899
Carvana Co. - Class A (a)	393	87,763
Chipotle Mexican Grill Inc. (a)	65	80,855
Draftkings Inc. - Class A (a) (b)	816	47,998
Ferrari N.V.	481	88,526
Las Vegas Sands Corp.	595	27,744
Lululemon Athletica Inc. (a)	271	89,259
NIKE, Inc. - Class B	867	108,881
Ross Stores Inc.	1,127	105,133
Tesla Inc. (a)	252	108,272
Wynn Resorts Ltd.	875	62,854
XPeng Inc - ADR (a)	304	6,092
		2,535,017
Communication Services 17.2%
Activision Blizzard, Inc.	238	19,298
Alphabet Inc. - Class A (a)	210	307,659
Alphabet Inc. - Class C (a)	180	264,741
Booking Holdings Inc. (a)	41	70,875
Facebook, Inc. - Class A (a)	2,257	591,037
GoodRx Holdings, Inc. - Class A (a)	60	3,324
Match Group Holdings II, LLC (a)	759	84,002
Netflix, Inc. (a)	518	259,198
SEA, Ltd. - ADR (a)	864	133,116
Snap Inc. - Class A (a)	4,794	125,175
Tencent Holdings Limited	1,405	94,699
		1,953,124
Health Care 9.6%
Alcon AG (a)	279	15,823
Align Technology, Inc. (a)	44	14,452
Anthem, Inc.	304	81,517
argenx SE - ADR (a)	45	11,778
Centene Corporation (a)	1,047	61,068
Cigna Holding Company	653	110,590
HCA Healthcare, Inc.	555	69,141
Humana Inc.	119	49,170
Incyte Corporation (a)	500	44,863
Intuitive Surgical, Inc. (a)	232	164,933
Stryker Corporation	677	141,165
UnitedHealth Group Incorporated	684	213,380
Vertex Pharmaceuticals Incorporated (a)	418	113,733
		1,091,613
Industrials 6.8%
Cintas Corp.	248	82,691
Cummins Inc.	283	59,716
FedEx Corporation	436	109,646
Fortive Corporation	1,007	76,738
JB Hunt Transport Services Inc.	125	15,792
Norfolk Southern Corporation	151	32,355
Parker-Hannifin Corporation	275	55,724
Roper Technologies, Inc.	280	110,743
Teledyne Technologies Inc. (a)	184	57,194
TransUnion	1,027	86,439
Union Pacific Corporation	322	63,372
Wabtec Corp.	388	23,997
		774,407
Financials 5.4%
Cboe Global Markets, Inc.	265	23,207
Chubb Limited	464	53,923
MSCI Inc.	61	21,895
S&P Global Inc.	202	72,926
Shopify Inc. - Class A (a)	44	44,783
StoneCo Ltd. (a)	513	27,149
Tradeweb Markets Inc. - Class A	361	20,964
Visa Inc. - Class A	1,592	318,400
XP Inc. - Class A (a)	690	28,781
		612,028
Materials 0.4%
Linde Public Limited Company	168	40,071
Total Common Stocks (cost $6,635,992)		11,295,624
PREFERRED STOCKS 0.2%
Consumer Discretionary 0.1%
Airbnb, Inc. - Series D (a) (c) (d)	167	12,669
Industrials 0.1%
Xiaoju Kuaizhi Inc. - Series A-17 (a) (c) (d)	246	10,970
Real Estate 0.0%
WeWork Companies Inc. - Series E (a) (c) (d)	143	—
Total Preferred Stocks (cost $18,243)		23,639
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (e) (f)	4,987	4,987
T. Rowe Price Government Reserve Fund, 0.09% (e) (f)	34,518	34,518
		39,505
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (e) (f)	9,046	9,046
Total Short Term Investments (cost $48,551)		48,551
Total Investments 100.2% (cost $6,702,786)		11,367,814
Other Assets and Liabilities, Net (0.2)%		(23,448)
Total Net Assets 100.0%		11,344,366

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/T. Rowe Price Established Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Airbnb, Inc. - Class E	07/14/15	7,889	6,435	0.1
Airbnb, Inc. - Series D	04/15/14	6,792	12,669	0.1
WeWork Companies Inc. - Series E	06/23/15	4,698	—	—
Xiaoju Kuaizhi Inc. - Series A-17	10/19/15	6,753	10,970	0.1
		26,132	30,074	0.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 97.5%
Health Care 25.8%
Acadia Healthcare Company, Inc. (a)	884	26,060
ACADIA Pharmaceuticals Inc. (a)	182	7,507
Agilent Technologies, Inc.	1,059	106,895
Alcon AG (a)	575	32,746
Align Technology, Inc. (a)	68	22,260
Alkermes Public Limited Company (a)	1,313	21,756
Alnylam Pharmaceuticals, Inc. (a)	220	32,032
argenx SE - ADR (a)	133	34,915
Ascendis Pharma A/S - ADR (a)	79	12,191
Avantor, Inc. (a)	2,337	52,559
Bruker Corp.	1,678	66,700
Catalent Inc. (a)	1,408	120,609
Cooper Cos. Inc.	282	95,068
Dentsply Sirona Inc.	309	13,513
Elanco Animal Health (a)	1,630	45,526
Exact Sciences Corporation (a)	364	37,110
Hologic Inc. (a)	2,388	158,730
ICU Medical, Inc. (a)	144	26,317
IDEXX Laboratories, Inc. (a)	63	24,766
Incyte Corporation (a)	530	47,562
Ionis Pharmaceuticals Inc. (a)	529	25,101
Molina Healthcare, Inc. (a)	66	12,081
Myokardia, Inc. (a)	63	8,589
Neurocrine Biosciences, Inc. (a)	265	25,482
Perrigo Company Public Limited Company	893	40,998
PPD, Inc. (a)	518	19,161
PRA Health Sciences, Inc. (a)	529	53,662
Quidel Corporation (a)	97	21,280
Royalty Pharma PLC - Class A	349	14,682
Seattle Genetics Inc. (a)	357	69,861
Teleflex Incorporated	384	130,721
Ultragenyx Pharmaceutical Inc. (a)	80	6,575
Veeva Systems Inc. - Class A (a)	276	77,608
West Pharmaceutical Services Inc.	150	41,235
		1,531,858
Information Technology 23.5%
Amphenol Corporation - Class A	225	24,361
Atlassian Corporation PLC - Class A (a)	303	55,082
Bentley Systems, Incorporated - Class B (a)	82	2,575
Bill.Com Holdings Inc. (a)	106	10,633
Black Knight, Inc. (a)	672	58,498
Broadridge Financial Solutions, Inc.	177	23,364
Ceridian HCM Holding Inc. (a)	705	58,268
Citrix Systems Inc.	88	12,118
Cognex Corp.	215	13,996
Corning Incorporated	1,588	51,467
CrowdStrike Holdings, Inc. - Class A (a)	161	22,108
DocuSign, Inc. (a)	441	94,921
Entegris, Inc.	550	40,887
Equifax Inc.	312	48,953
Fiserv, Inc. (a)	176	18,137
Five9 Inc. (a)	88	11,412
FleetCor Technologies Inc. (a)	266	63,335
Gartner Inc. (a)	159	19,867
Global Payments Inc.	264	46,881
IHS Markit Ltd.	480	37,685
INPHI Corporation (a)	176	19,756
Keysight Technologies, Inc. (a)	706	69,739
KLA-Tencor Corp.	97	18,793
Marvell Technology Group Ltd	2,448	97,186
Maxim Integrated Products, Inc.	793	53,615
Microchip Technology Incorporated	987	101,424
National Instruments Corp.	1,103	39,377
Skyworks Solutions, Inc.	353	51,361
Slack Technologies, Inc. - Class A (a)	451	12,114
Snowflake Inc. - Class A (a) (b)	13	3,263
Splunk Inc. (a)	311	58,508
Spotify Technology S.A. (a)	212	51,425
SS&C Technologies Holdings, Inc.	314	19,003
Wex, Inc. (a)	125	17,371
Xilinx, Inc.	624	65,046
		1,392,529
Industrials 15.3%
Alaska Air Group, Inc.	352	12,894
Allegion Public Limited Company	112	11,078
BWXT Government Group, Inc.	758	42,683
Clarivate PLC (a)	2,624	81,318
Colfax Corp. (a)	1,456	45,660
CoStar Group, Inc. (a)	85	72,123
Dun & Bradstreet Holdings, Inc. (a)	707	18,142
Fortive Corporation	836	63,712
IDEX Corporation	441	80,443
Ingersoll Rand Inc. (a)	2,487	88,537
JB Hunt Transport Services Inc.	569	71,910
L3Harris Technologies, Inc.	175	29,722
Roper Technologies, Inc.	132	52,154
Textron Inc.	2,118	76,439
TransUnion	756	63,602
Verisk Analytics, Inc.	376	69,677
Waste Connections, Inc.	272	28,234
		908,328
Consumer Discretionary 13.0%
Aptiv PLC	617	56,567
Bright Horizons Family Solutions Inc. (a)	42	6,386
Burlington Stores Inc. (a)	396	81,612
Carmax Inc. (a)	165	15,165
Chipotle Mexican Grill Inc. (a)	36	44,774
Dollar Tree Inc. (a)	573	52,338
Domino's Pizza, Inc.	22	9,356
Draftkings Inc. - Class A (a) (b)	358	21,065
Dunkin' Brands Group Inc.	616	50,457
ETSY, Inc. (a)	265	32,232
Five Below, Inc. (a)	109	13,843
Hilton Worldwide Holdings Inc.	705	60,151
Lululemon Athletica Inc. (a)	32	10,540
Marriott International, Inc. - Class A	258	23,886
MGM Resorts International	2,557	55,615
O'Reilly Automotive, Inc. (a)	125	57,635
Ross Stores Inc.	300	27,996
ServiceMaster Holding Corporation (a)	1,341	53,479
Tapestry Inc.	212	3,314
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	75	16,798
Vail Resorts, Inc.	230	49,213
VF Corp.	363	25,501
Visteon Corporation (a)	12	810
		768,733
Materials 5.9%
Avery Dennison Corporation	359	45,895
Ball Corporation	1,694	140,805
Kirkland Lake Gold Ltd. (b)	848	41,323
Martin Marietta Materials Inc.	72	16,946
Packaging Corporation of America	168	18,320
Reynolds Consumer Products LLC	660	20,209
RPM International Inc.	352	29,160
Sealed Air Corporation	970	37,646
		350,304
Financials 5.5%
Assurant, Inc.	360	43,672
AXIS Capital Holdings Limited	663	29,198
Cboe Global Markets, Inc.	528	46,327
Churchill Capital Corp III - Class A (a) (b)	1,762	18,060
K.K.R. Co., Inc.	1,238	42,513
Kemper Corp.	194	12,965
MarketAxess Holdings Inc.	63	30,340
Pershing Square Tontine Holdings, Ltd. - Class A (a)	701	15,906
Raymond James Financial Inc.	220	16,007
SelectQuote, Inc. (a)	308	6,237
Tradeweb Markets Inc. - Class A	785	45,530
Webster Financial Corp.	731	19,306
		326,061
Consumer Staples 3.5%
Casey's General Stores Inc.	406	72,126

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Dollar General Corporation	441	92,442
Sprouts Farmers Market, Inc. (a)	794	16,618
Treehouse Foods, Inc. (a)	617	25,007
		206,193
Communication Services 2.8%
GoHealth, LLC - Class A (a)	484	6,304
GoodRx Holdings, Inc. - Class A (a)	32	1,765
Match Group Holdings II, LLC (a)	874	96,708
Match Group, Inc. (a)	264	31,622
Zynga Inc. - Class A (a)	3,131	28,555
		164,954
Utilities 1.4%
Atmos Energy Corporation	208	19,883
Eversource Energy	180	15,039
Sempra Energy	398	47,107
		82,029
Energy 0.8%
Concho Resources Inc.	705	31,105
Pioneer Natural Resources Co.	220	18,918
		50,023
Real Estate 0.0%
WeWork Companies Inc. - Class A (a) (c) (d)	33	—
Total Common Stocks (cost $4,080,319)		5,781,012
WARRANTS 0.0%
Pershing Square Tontine Holdings, Ltd. (a)	78	559
Total Warrants (cost $444)		559
PREFERRED STOCKS 0.0%
Real Estate 0.0%
WeWork Companies Inc. - Series D-2 (a) (c) (d)	122	—
WeWork Companies Inc. - Series D-1 (a) (c) (d)	156	—
Total Preferred Stocks (cost $4,627)		—
SHORT TERM INVESTMENTS 2.9%
Investment Companies 2.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (e) (f)	3,068	3,068
T. Rowe Price Government Reserve Fund, 0.09% (e) (f)	153,769	153,769
		156,837
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (e) (f)	15,452	15,452
Total Short Term Investments (cost $172,289)		172,289
Total Investments 100.4% (cost $4,257,679)		5,953,860
Other Assets and Liabilities, Net (0.4)%		(24,972)
Total Net Assets 100.0%		5,928,888

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL/T. Rowe Price Mid-Cap Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
WeWork Companies Inc. - Series D-2	12/09/14	2,036	—	—
WeWork Companies Inc. - Class A	05/26/15	464	—	—
WeWork Companies Inc. - Series D-1	12/09/14	2,591	—	—
		5,091	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 51.4%
Financials 19.8%
ABN AMRO Bank N.V.
0.82%, (3M USD LIBOR + 0.57%), 08/27/21 (a) (b)	3,795	3,810
AerCap Ireland Capital Designated Activity Company
4.45%, 12/16/21	2,325	2,374
4.50%, 09/15/23	2,120	2,184
AerCap Ireland Limited
3.95%, 02/01/22	3,350	3,392
AIA Group Limited
0.75%, (3M USD LIBOR + 0.52%), 09/20/21 (a) (b)	3,020	3,020
AIG Global Funding
3.35%, 06/25/21 (b)	1,795	1,835
American Express Company
3.70%, 08/03/23	535	579
American International Group, Inc.
6.40%, 12/15/20	885	895
4.88%, 06/01/22	1,780	1,907
2.50%, 06/30/25	2,880	3,074
Aon Corporation
2.20%, 11/15/22	835	864
Aon PLC
2.80%, 03/15/21	4,310	4,350
Avolon Holdings Funding Limited
3.63%, 05/01/22 (b)	3,515	3,453
3.95%, 07/01/24 (b)	690	659
2.88%, 02/15/25 (b)	1,805	1,644
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	2,150	2,154
Banco Bilbao Vizcaya Argentaria, S.A.
0.88%, 09/18/23 (c)	4,200	4,194
Banco Del Estado De Chile
2.70%, 01/09/25 (b)	1,180	1,240
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
4.13%, 11/09/22 (d)	3,600	3,788
Banco Santander-Chile
2.50%, 12/15/20 (b)	4,430	4,431
Bank of America Corporation
0.64%, (3M USD LIBOR + 0.38%), 01/23/22 (a)	2,075	2,080
0.88%, (3M USD LIBOR + 0.65%), 06/25/22 (a)	2,180	2,196
2.50%, 10/21/22	1,760	1,797
1.43%, (3M USD LIBOR + 1.16%), 01/20/23 (a)	4,025	4,097
Bank of Montreal
0.73%, (3M USD LIBOR + 0.46%), 04/13/21 (a)	2,505	2,512
Banque Federative du Credit Mutuel
2.13%, 11/21/22 (b)	2,890	2,984
Barclays PLC
2.65%, 01/11/21	2,290	2,300
1.70%, 05/12/22 (c)	1,290	1,312
Bayer US Finance II LLC
0.86%, (3M USD LIBOR + 0.63%), 06/25/21 (a) (b)	2,915	2,920
3.50%, 06/25/21 (b)	1,545	1,575
3.88%, 12/15/23 (b)	3,865	4,219
Boral Finance Pty Limited
3.00%, 11/01/22 (b)	350	356
BPCE
1.48%, (3M USD LIBOR + 1.22%), 05/22/22 (a) (b)	1,600	1,616
Bunge Limited Finance Corp.
3.50%, 11/24/20 (e)	6,370	6,398
3.00%, 09/25/22	5,185	5,372
4.35%, 03/15/24	295	325
Capital One Financial Corporation
3.20%, 01/30/23	1,540	1,623
3.50%, 06/15/23	1,125	1,203
3.90%, 01/29/24	1,295	1,411
China Overseas Finance (Cayman) II Limited
5.38%, 10/29/23 (d)	3,600	4,004
Citigroup Inc.
2.90%, 12/08/21	4,145	4,256
2.84%, 05/20/22	3,270	3,319
2.31%, 11/04/22	2,615	2,666
3.11%, 04/08/26	2,055	2,216
Citizens Bank, National Association
2.55%, 05/13/21	1,625	1,644
3.25%, 02/14/22	1,560	1,616
2.65%, 05/26/22	2,145	2,216
CNH Industrial Capital LLC
4.38%, 11/06/20 (e)	4,025	4,033
3.88%, 10/15/21	3,355	3,447
Cooperatieve Rabobank U.A.
3.95%, 11/09/22	3,265	3,472
Credit Agricole SA
1.28%, (3M USD LIBOR + 1.02%), 04/24/23 (a) (b)	1,605	1,617
Credit Suisse Holdings (USA), Inc.
2.80%, 04/08/22	2,705	2,800
1.00%, 05/05/23	3,145	3,175
Daimler Finance North America LLC
2.30%, 02/12/21 (b)	495	498
3.75%, 11/05/21 (b)	2,390	2,467
1.75%, 03/10/23 (b)	3,440	3,509
Danske Bank A/S
5.00%, 01/12/22 (b)	2,115	2,221
3.00%, 09/20/22 (b)	3,010	3,068
5.38%, 01/12/24 (b)	240	270
1.23%, 06/22/24 (b)	3,110	3,137
Deutsche Bank Aktiengesellschaft
3.15%, 01/22/21	2,920	2,934
1.54%, (3M USD LIBOR + 1.29%), 02/04/21 (a)	2,205	2,205
3.38%, 05/12/21	285	289
Discover Bank
3.20%, 08/09/21	570	582
Eastern Creation II Investment Holdings Ltd.
1.00%, 09/10/23 (d)	3,125	3,105
First Niagara Financial Group, Inc.
7.25%, 12/15/21	1,290	1,385
Ford Motor Credit Company LLC
3.47%, 04/05/21	1,000	999
5.88%, 08/02/21	590	603
3.81%, 10/12/21	1,025	1,027
GE Capital International Funding Company Unlimited Company
2.34%, 11/15/20	10,195	10,217
General Motors Financial Company, Inc.
4.20%, 03/01/21	505	510
1.12%, (3M USD LIBOR + 0.85%), 04/09/21 (a)	1,775	1,775
3.20%, 07/06/21	1,485	1,505
2.90%, 02/26/25	3,555	3,662
Harley-Davidson Financial Services, Inc.
1.18%, (3M USD LIBOR + 0.94%), 03/02/21 (a) (b)	2,485	2,485
4.05%, 02/04/22 (b)	2,975	3,074
2.55%, 06/09/22 (b)	865	879
HSBC Holdings PLC
1.65%, 04/18/26 (c)	3,965	3,949
2.10%, 06/04/26 (c)	3,645	3,696
Imperial Brands Finance PLC
3.75%, 07/21/22 (b)	3,145	3,283
3.50%, 02/11/23 (b)	1,530	1,597
ING Groep N.V.
1.37%, (3M USD LIBOR + 1.15%), 03/29/22 (a)	1,920	1,937
JPMorgan Chase & Co.
2.08%, 04/22/26	3,900	4,074
KeyBank National Association
3.30%, 02/01/22	1,610	1,672
2.30%, 09/14/22	575	596
Lincoln National Corporation
4.00%, 09/01/23	655	715
Lloyds Banking Group PLC
1.33%, 06/15/23 (c)	920	926

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
4.50%, 11/04/24	965	1,049
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	1,905	2,108
Metropolitan Life Global Funding I
3.38%, 01/11/22 (b)	2,060	2,137
Mitsubishi UFJ Financial Group Inc
0.89%, (3M USD LIBOR + 0.65%), 07/26/21 (a)	960	964
1.18%, (3M USD LIBOR + 0.92%), 02/22/22 (a)	2,240	2,260
3.22%, 03/07/22	2,890	2,997
Moody's Corporation
3.75%, 03/24/25	2,275	2,563
Morgan Stanley
2.75%, 05/19/22	2,555	2,647
NatWest Markets PLC
2.38%, 05/21/23 (b)	2,935	3,018
Nissan Master Owner Trust Receivables
0.58%, (1M USD LIBOR + 0.43%), 11/15/21 (a)	2,375	2,379
Nordea Bank AB
4.88%, 05/13/21 (b)	1,655	1,697
Panasonic Corporation
2.54%, 07/19/22 (b)	1,760	1,811
PNC Bank, National Association
2.45%, 07/28/22	2,140	2,216
2.95%, 01/30/23	1,465	1,541
Reinsurance Group of America, Incorporated
5.00%, 06/01/21	295	304
Santander UK Group Holdings PLC
2.88%, 10/16/20	2,905	2,908
2.10%, 01/13/23 (c)	2,380	2,458
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	290	307
SMBC Aviation Capital Finance Designated Activity Company
4.13%, 07/15/23 (b)	446	469
3.55%, 04/15/24 (b)	860	901
Societe Generale
2.63%, 10/16/24 (b)	315	325
Standard Chartered PLC
2.74%, 09/10/22 (b)	3,010	3,057
3.95%, 01/11/23 (b)	780	809
1.42%, (3M USD LIBOR + 1.15%), 01/20/23 (a) (b)	2,200	2,210
3.89%, 03/15/24 (b)	370	389
State Street Corporation
2.83%, 03/30/23 (b)	1,885	1,951
SunTrust Banks, Inc.
2.80%, 05/17/22	2,555	2,651
Swedbank AB
2.65%, 03/10/21 (b)	3,075	3,108
1.30%, 06/02/23 (b)	2,290	2,329
0.60%, 09/25/23 (b)	2,620	2,614
Synchrony Financial
3.00%, 06/15/22	880	908
2.85%, 07/25/22	7,040	7,243
Syngenta Finance N.V.
3.93%, 04/23/21 (b)	1,375	1,389
The Charles Schwab Corporation
0.57%, (3M USD LIBOR + 0.32%), 05/21/21 (a)	2,350	2,353
4.20%, 03/24/25	2,365	2,715
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	1,990	2,125
1.35%, (3M USD LIBOR + 1.11%), 04/26/22 (a)	3,030	3,063
1.04%, (3M USD LIBOR + 0.78%), 10/31/22 (a)	735	740
3.50%, 04/01/25	2,195	2,420
The Royal Bank of Scotland Group Public Limited Company
3.88%, 09/12/23	2,280	2,448
The Toronto-Dominion Bank
0.48%, (3M USD LIBOR + 0.24%), 01/25/21 (a)	3,935	3,938
The Western Union Company
2.85%, 01/10/25 (f)	2,469	2,600
Trinity Acquisition PLC
3.50%, 09/15/21	1,525	1,561
Truist Bank
1.25%, 03/09/23	5,060	5,150
U.S. Bank National Association
0.56%, (3M USD LIBOR + 0.32%), 04/26/21 (a)	3,690	3,695
UBS AG
1.75%, 04/21/22 (b)	540	550
UBS Group AG
1.01%, 07/30/24 (b) (c)	3,505	3,516
UBS Group Funding (Jersey) Limited
3.00%, 04/15/21 (b)	5,035	5,105
UBS Group Funding (Switzerland) AG
1.48%, (3M USD LIBOR + 1.22%), 05/23/23 (a) (b)	2,300	2,335
Volkswagen Group of America, Inc.
3.88%, 11/13/20 (b)	2,415	2,424
2.50%, 09/24/21 (b)	575	585
2.90%, 05/13/22 (b)	760	786
2.70%, 09/26/22 (b)	1,345	1,394
3.13%, 05/12/23 (b)	705	745
WEA Finance LLC
3.25%, 10/05/20 (b)	562	562
Wells Fargo & Company
3.50%, 03/08/22	1,490	1,554
1.65%, 06/02/24	1,850	1,885
2.19%, 04/30/26	1,780	1,853
REMIC, 4.13%, 08/15/23	775	844
Wells Fargo Bank, National Association
2.08%, 09/09/22	2,285	2,317
		336,455
Energy 6.8%
Aker BP ASA
3.00%, 01/15/25 (b)	1,880	1,886
BP Capital Markets America Inc.
2.94%, 04/06/23	2,075	2,193
Canadian Natural Resources Limited
2.05%, 07/15/25	2,760	2,813
Cenovus Energy Inc.
3.00%, 08/15/22	2,905	2,836
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	4,100	4,721
5.88%, 03/31/25	2,835	3,230
Diamondback Energy, Inc.
2.88%, 12/01/24	5,040	5,059
4.75%, 05/31/25	2,345	2,521
Energy Transfer LP
4.25%, 03/15/23	3,055	3,180
4.20%, 09/15/23	575	606
5.88%, 01/15/24	4,795	5,284
4.90%, 02/01/24	495	527
2.90%, 05/15/25	480	482
Eni S.p.A.
4.00%, 09/12/23 (b)	1,930	2,088
EOG Resources, Inc.
2.63%, 03/15/23	594	619
EQT Corporation
4.88%, 11/15/21	530	536
3.00%, 10/01/22 (e)	4,250	4,156
Equinor ASA
2.88%, 04/06/25	3,880	4,221
Exxon Mobil Corporation
1.90%, 08/16/22	1,429	1,471
1.57%, 04/15/23 (c)	3,880	3,990
2.99%, 03/19/25	4,590	5,026
Gray Oak Pipeline, LLC
2.00%, 09/15/23 (b)	285	286
2.60%, 10/15/25 (b)	940	943
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	290	305
Kinder Morgan, Inc.
5.00%, 02/15/21 (b)	1,425	1,443
Marathon Oil Corporation
2.80%, 11/01/22	3,970	4,057
MPLX LP
1.34%, (3M USD LIBOR + 1.10%), 09/09/22 (a)	1,755	1,755

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Occidental Petroleum Corporation
2.60%, 08/13/21 (e)	2,095	2,056
Phillips 66
0.83%, (3M USD LIBOR + 0.60%), 02/26/21 (a)	1,700	1,699
Plains All American Pipeline, L.P.
5.00%, 02/01/21	1,155	1,158
Reliance Industries Limited
5.40%, 02/14/22 (d)	3,600	3,788
Sabine Pass Liquefaction, LLC
6.25%, 03/15/22	5,335	5,653
5.63%, 04/15/23	3,245	3,554
Saudi Arabian Oil Company
2.75%, 04/16/22 (b)	4,280	4,389
Schlumberger Canada Limited
1.40%, 09/17/25	695	699
Schlumberger Holdings Corporation
3.75%, 05/01/24 (b)	3,075	3,338
4.00%, 12/21/25 (b)	760	848
Shell International Finance B.V.
2.38%, 04/06/25	2,505	2,673
Suncor Energy Inc.
2.80%, 05/15/23	3,170	3,312
Sunoco Logistics Partners Operations L.P.
4.40%, 04/01/21	915	926
3.45%, 01/15/23	225	230
4.25%, 04/01/24	140	147
The Williams Companies, Inc.
3.70%, 01/15/23	4,485	4,730
Valero Energy Corporation
2.70%, 04/15/23	2,885	2,989
1.20%, 03/15/24	1,700	1,693
3.65%, 03/15/25	490	529
Western Midstream Operating, LP
4.00%, 07/01/22	3,660	3,684
Williams Partners L.P.
3.35%, 08/15/22	1,005	1,042
4.30%, 03/04/24	635	695
		116,066
Health Care 5.1%
AbbVie Inc.
2.30%, 05/14/21	2,675	2,702
3.45%, 03/15/22 (b)	1,380	1,430
3.25%, 10/01/22 (b)	425	444
2.90%, 11/06/22	2,020	2,118
3.20%, 11/06/22	440	463
2.60%, 11/21/24 (b)	6,080	6,444
Baxalta Incorporated
3.60%, 06/23/22	680	707
Baxter International Inc.
3.75%, 10/01/25 (b)	1,925	2,182
Becton, Dickinson and Company
2.89%, 06/06/22	5,932	6,131
3.36%, 06/06/24	2,500	2,704
3.73%, 12/15/24	500	552
Bristol-Myers Squibb Company
2.88%, 02/19/21 (e)	2,905	2,934
2.60%, 05/16/22	1,075	1,115
3.55%, 08/15/22	1,580	1,673
2.75%, 02/15/23	1,579	1,660
3.25%, 02/20/23	480	511
3.63%, 05/15/24	425	468
2.90%, 07/26/24	2,235	2,421
Cardinal Health, Inc.
2.62%, 06/15/22	265	273
3.20%, 03/15/23	1,770	1,873
3.08%, 06/15/24	1,445	1,555
3.50%, 11/15/24	2,425	2,652
Cigna Holding Company
0.90%, (3M USD LIBOR + 0.65%), 09/17/21 (a)	1,560	1,567
3.40%, 09/17/21	865	890
3.90%, 02/15/22	1,300	1,359
3.00%, 07/15/23	1,455	1,541
3.75%, 07/15/23	1,516	1,640
CVS Health Corporation
0.96%, (3M USD LIBOR + 0.72%), 03/09/21 (a)	1,650	1,654
3.35%, 03/09/21	1,702	1,724
3.70%, 03/09/23	2,331	2,496
2.63%, 08/15/24	785	835
EMD Finance LLC
2.95%, 03/19/22 (b)	1,005	1,034
Express Scripts Holding Company
1.01%, (3M USD LIBOR + 0.75%), 11/30/20 (a)	3,345	3,348
Gilead Sciences, Inc.
0.75%, 09/29/23 (e)	5,055	5,064
Humana Inc.
3.15%, 12/01/22	805	845
2.90%, 12/15/22	430	449
3.85%, 10/01/24	1,200	1,326
4.50%, 04/01/25	2,190	2,517
McKesson Corporation
3.65%, 11/30/20	3,440	3,458
Perrigo Finance Unlimited Company
3.90%, 12/15/24	5,950	6,449
Royalty Pharma PLC
0.75%, 09/02/23 (b)	1,895	1,891
Takeda Pharmaceutical Co Ltd
4.00%, 11/26/21	3,335	3,461
Thermo Fisher Scientific Inc.
4.13%, 03/25/25	790	900
		87,460
Utilities 3.8%
American Electric Power Company, Inc.
3.65%, 12/01/21	450	466
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	1,645	1,647
CenterPoint Energy, Inc.
3.60%, 11/01/21	1,115	1,151
Consorcio Transmantaro S.A.
4.38%, 05/07/23 (d)	2,000	2,130
Edison International
3.13%, 11/15/22	1,330	1,370
2.95%, 03/15/23	1,400	1,436
Enel Finance International N.V.
2.88%, 05/25/22 (b)	3,575	3,688
2.75%, 04/06/23 (b)	1,330	1,386
4.25%, 09/14/23 (b)	3,725	4,077
FirstEnergy Corp.
2.85%, 07/15/22 (f)	2,300	2,362
NextEra Energy Capital Holdings, Inc.
0.81%, (3M USD LIBOR + 0.55%), 08/28/21 (a)	3,035	3,045
NRG Energy, Inc.
3.75%, 06/15/24 (b)	1,420	1,519
Pacific Gas And Electric Company
1.75%, 06/16/22	8,385	8,391
PNM Resources, Inc.
3.25%, 03/09/21	2,375	2,399
San Diego Gas & Electric Company
1.91%, 02/01/22	343	344
Sempra Energy
2.85%, 11/15/20	8,385	8,410
0.78%, (3M USD LIBOR + 0.50%), 01/15/21 (a)	2,545	2,547
2.88%, 10/01/22	1,400	1,452
SinoSing Power Pte. Ltd.
2.25%, 02/20/25 (d)	4,100	4,207
The AES Corporation
3.30%, 07/15/25 (b)	1,640	1,746
The Israel Electric Corporation Ltd.
5.00%, 11/12/24 (b)	2,440	2,750
The Southern Company
2.35%, 07/01/21	875	886
Vistra Operations Company LLC
3.55%, 07/15/24 (b)	6,495	6,918
		64,327
Information Technology 3.3%
Amphenol Corporation
2.05%, 03/01/25	1,695	1,779

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Analog Devices, Inc.
2.95%, 04/01/25	620	674
Apple Inc.
2.40%, 05/03/23	2,380	2,502
Avnet, Inc.
3.75%, 12/01/21 (f)	1,643	1,684
Equifax Inc.
2.30%, 06/01/21	2,500	2,529
1.15%, (3M USD LIBOR + 0.87%), 08/15/21 (a)	1,440	1,446
3.60%, 08/15/21	1,350	1,386
3.95%, 06/15/23	440	477
Fiserv, Inc.
2.75%, 07/01/24	4,255	4,548
Global Payments Inc.
2.65%, 02/15/25	1,800	1,908
International Business Machines Corporation
2.50%, 01/27/22	1,640	1,686
2.85%, 05/13/22	1,995	2,076
2.88%, 11/09/22	323	339
Microchip Technology Incorporated
3.92%, 06/01/21	4,440	4,528
2.67%, 09/01/23 (b)	2,205	2,281
Micron Technology, Inc.
2.50%, 04/24/23	6,090	6,322
4.64%, 02/06/24	680	755
NXP B.V.
3.88%, 09/01/22 (b)	1,410	1,482
4.63%, 06/01/23 (b)	4,475	4,875
4.88%, 03/01/24 (b)	145	162
2.70%, 05/01/25 (b)	405	428
Oracle Corporation
2.50%, 04/01/25	5,485	5,871
Paypal Holdings, Inc.
1.35%, 06/01/23	3,190	3,257
Texas Instruments Incorporated
1.38%, 03/12/25	1,040	1,076
The Western Union Company
3.60%, 03/15/22 (f)	2,305	2,389
		56,460
Consumer Discretionary 3.3%
AutoZone, Inc.
3.63%, 04/15/25	1,020	1,139
BMW US Capital, LLC
0.68%, (3M USD LIBOR + 0.41%), 04/12/21 (a) (b)	2,655	2,656
0.75%, (3M USD LIBOR + 0.50%), 08/13/21 (a) (b)	1,955	1,957
D.R. Horton, Inc.
2.55%, 12/01/20	1,270	1,274
Delta Air Lines, Inc.
2.60%, 12/04/20	690	687
General Motors Company
4.88%, 10/02/23	1,360	1,481
5.40%, 10/02/23	2,230	2,458
Hasbro, Inc.
2.60%, 11/19/22 (f)	1,790	1,850
3.00%, 11/19/24 (f)	2,400	2,547
Hyundai Capital America
2.45%, 06/15/21 (b)	1,690	1,706
3.95%, 02/01/22 (b)	1,110	1,150
3.00%, 06/20/22 (b)	2,480	2,559
2.85%, 11/01/22 (b)	1,039	1,076
2.38%, 02/10/23 (b)	3,600	3,697
JD.com, Inc.
3.13%, 04/29/21	5,535	5,594
McDonald's Corporation
3.35%, 04/01/23	1,675	1,788
3.30%, 07/01/25	650	723
1.45%, 09/01/25	1,145	1,179
Nissan Motor Acceptance Corporation
3.65%, 09/21/21 (b)	1,340	1,366
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (b)	2,400	2,431
O'Reilly Automotive, Inc.
3.80%, 09/01/22	1,035	1,088
Picasso Finance Sub, Inc.
2.25%, 06/16/25 (d)	2,762	2,828
QVC, Inc.
4.38%, 03/15/23	1,360	1,414
Ralph Lauren Corporation
1.70%, 06/15/22	450	458
Ross Stores, Inc.
4.60%, 04/15/25	4,860	5,588
The TJX Companies, Inc.
3.50%, 04/15/25	3,245	3,619
Walgreen Co.
3.10%, 09/15/22	820	858
		55,171
Industrials 3.1%
Air Lease Corporation
2.50%, 03/01/21	685	685
3.50%, 01/15/22	1,320	1,354
2.25%, 01/15/23	1,680	1,677
Carrier Global Corporation
2.24%, 02/15/25 (b)	3,470	3,617
Caterpillar Financial Services Corporation
0.53%, (3M USD LIBOR + 0.28%), 09/07/21 (a)	1,425	1,427
Deere & Company
2.75%, 04/15/25	830	903
FedEx Corporation
3.40%, 01/14/22	775	803
3.80%, 05/15/25	1,675	1,894
General Dynamics Corporation
2.25%, 11/15/22	3,595	3,720
General Electric Capital Corporation
3.15%, 09/07/22	1,120	1,171
3.45%, 05/15/24	1,065	1,144
Heathrow Funding Limited
4.88%, 07/15/21 (b)	3,275	3,352
Honeywell International Inc.
1.35%, 06/01/25	1,935	1,994
HPHT Finance (17) Limited
2.75%, 09/11/22 (d)	2,395	2,449
Otis Worldwide Corporation
2.06%, 04/05/25	2,010	2,114
Park Aerospace Holdings Limited
5.25%, 08/15/22 (b)	1,985	1,992
4.50%, 03/15/23 (b)	965	955
Penske Truck Leasing Co., L.P.
3.30%, 04/01/21 (b)	2,678	2,709
3.65%, 07/29/21 (b)	585	599
3.38%, 02/01/22 (b)	1,695	1,750
Republic Services, Inc.
2.50%, 08/15/24	1,975	2,102
Rolls-Royce Plc
2.38%, 10/14/20 (b)	3,519	3,520
Roper Technologies, Inc.
0.45%, 08/15/22	445	445
3.13%, 11/15/22	3,505	3,667
3.65%, 09/15/23	700	760
1.00%, 09/15/25	685	687
Shanghai Electric Group Company Limited
2.65%, 11/21/24 (d)	4,130	4,288
		51,778
Communication Services 2.8%
Axiata SPV2 Berhad
3.47%, 11/19/20 (d)	1,745	1,749
Baidu, Inc.
3.50%, 11/28/22	1,820	1,911
Booking Holdings Inc.
4.10%, 04/13/25	1,760	1,982
CC Holdings GS V LLC
3.85%, 04/15/23	4,655	5,002
Charter Communications Operating, LLC
4.46%, 07/23/22	9,065	9,592
4.91%, 07/23/25	4,240	4,891
Comcast Corporation
3.70%, 04/15/24	2,415	2,667
3.10%, 04/01/25	620	683

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Cox Communications, Inc.
3.15%, 08/15/24 (b)	1,150	1,238
Crown Communication Inc.
3.72%, 07/15/23	220	230
Expedia Group, Inc.
3.60%, 12/15/23 (b)	2,550	2,606
Fox Corporation
3.67%, 01/25/22	2,905	3,029
4.03%, 01/25/24	785	864
3.05%, 04/07/25	390	426
RELX Capital Inc.
3.50%, 03/16/23	1,380	1,467
Sky Limited
3.75%, 09/16/24 (b)	780	871
The Interpublic Group of Companies, Inc.
3.50%, 10/01/20	700	700
T-Mobile USA, Inc.
3.50%, 04/15/25 (b)	2,130	2,337
Verizon Communications Inc.
5.15%, 09/15/23	1,435	1,627
3.38%, 02/15/25	1,005	1,120
Vodafone Group Public Limited Company
3.75%, 01/16/24	1,700	1,854
WPP Finance 2010
3.63%, 09/07/22 (f)	635	667
		47,513
Consumer Staples 1.8%
Altria Group, Inc.
3.49%, 02/14/22	1,300	1,351
3.80%, 02/14/24	3,320	3,623
Archer-Daniels-Midland Company
2.75%, 03/27/25	1,010	1,097
BAT Capital Corp.
2.76%, 08/15/22	7,130	7,384
Cargill, Incorporated
1.38%, 07/23/23 (b)	1,320	1,348
China Mengniu Dairy Company Limited
1.88%, 06/17/25 (d)	3,803	3,812
Diageo Capital PLC
1.38%, 09/29/25	1,345	1,378
General Mills, Inc.
0.81%, (3M USD LIBOR + 0.54%), 04/16/21 (a)	2,480	2,484
Keurig Dr Pepper Inc.
3.55%, 05/25/21	2,485	2,536
Pernod Ricard
4.45%, 01/15/22 (b)	2,820	2,958
Philip Morris International Inc.
1.13%, 05/01/23	965	980
Reynolds American Inc.
4.00%, 06/12/22	965	1,017
		29,968
Materials 0.9%
Anglo American Capital PLC
3.75%, 04/10/22 (b)	726	751
CNAC (HK) Finbridge Company Limited
4.13%, 03/14/21 (d)	1,840	1,861
4.63%, 03/14/23 (d)	1,950	2,067
Legacy Vulcan Corp.
0.90%, (3M USD LIBOR + 0.65%), 03/01/21 (a)	3,900	3,900
LyondellBasell Industries N.V.
6.00%, 11/15/21	2,895	3,028
Nucor Corporation
2.00%, 06/01/25	695	725
POSCO
2.38%, 01/17/23 (b)	3,435	3,518
		15,850
Real Estate 0.7%
Brixmor Operating Partnership LP
3.88%, 08/15/22	445	460
3.25%, 09/15/23	2,645	2,734
Crown Castle International Corp.
5.25%, 01/15/23	1,170	1,286
Highwoods Realty Limited Partnership
3.63%, 01/15/23	1,315	1,367
Simon Property Group, L.P.
2.63%, 06/15/22 (e)	2,225	2,282
3.38%, 10/01/24	2,360	2,552
3.50%, 09/01/25	555	608
Ventas Realty, Limited Partnership
3.25%, 08/15/22	720	748
3.10%, 01/15/23	460	477
		12,514
Total Corporate Bonds And Notes (cost $850,472)		873,562
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 28.5%
280 Park Avenue 2017-280P Mortgage Trust
Series 2017-A-280P, REMIC, 1.04%, (1M USD LIBOR + 0.88%), 09/15/34 (a) (g)	1,665	1,662
Ally Auto Receivables Trust
Series 2017-C-2, 2.46%, 09/15/22	395	395
Series 2017-D-2, 2.93%, 11/15/23	550	550
Ally Master Owner Trust
Series 2018-A-2, 3.29%, 05/15/21	4,225	4,304
American Airlines, Inc.
Series 2017-B-2B, 3.70%, 10/15/25	1,631	1,012
American Express Credit Account Master Trust
Series 2019-B-3, 2.20%, 09/15/22	1,540	1,584
Series 2017-B-7, 2.54%, 10/17/22	980	985
AmeriCredit Automobile Receivables Trust
Series 2017-D-3, 3.18%, 04/18/22	3,550	3,642
Series 2016-D-3, 2.71%, 09/08/22	2,130	2,151
Series 2016-D-4, 2.74%, 12/08/22	3,900	3,944
Series 2017-D-1, 3.13%, 01/18/23	3,180	3,253
Series 2017-D-2, 3.42%, 04/18/23	2,290	2,337
Series 2017-B-3, 2.24%, 06/19/23	780	783
Series 2017-C-3, 2.69%, 06/19/23	1,105	1,121
Series 2020-C-1, 1.59%, 10/18/25	1,350	1,349
Series 2020-D-1, 1.80%, 12/18/25	1,305	1,315
Angel Oak Mortgage Trust 2019-4
Series 2019-A3-4, REMIC, 3.30%, 08/25/23	1,616	1,632
Angel Oak Mortgage Trust 2020-3
Series 2020-A1-3, 1.69%, 06/25/24 (a)	3,584	3,580
Angel Oak Mortgage Trust 2020-6
Series 2020-A1-6, 1.26%, 05/25/65	1,891	1,892
Angel Oak Mortgage Trust I, LLC
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (a)	1,456	1,485
Series 2019-M1-2, REMIC, 4.07%, 04/25/23 (a)	1,420	1,447
Angel Oak Mortgage Trust LLC 2020-5
Series 2020-A2-5, 1.58%, 09/25/24	1,459	1,457
Applebee's Funding LLC
Series 2019-A2I-1A, 4.19%, 06/05/24	1,590	1,464
ARI Fleet Lease Trust
Series 2018-A2-A, 2.55%, 10/15/26	281	281
Ascentium Equipment Receivables Trust
Series 2017-A3-1A, 2.29%, 06/10/21	120	120
Austin Fairmont Hotel Trust 2019-FAIR
Series 2019-A-FAIR, REMIC, 1.20%, (1M USD LIBOR + 1.05%), 09/15/21 (a)	1,190	1,142
Avis Budget Rental Car Funding (AESOP) LLC
Series 2015-A-2A, 2.63%, 12/20/20	1,102	1,105
Series 2016-A-1A, 2.99%, 06/20/21	2,200	2,221
Series 2017-B-1A, 3.41%, 09/20/22	1,400	1,416
Series 2017-A-2A, 2.97%, 03/20/23	2,130	2,198
Series 2017-B-2A, 3.33%, 03/20/23	2,130	2,159
Series 2018-C-2A, 4.95%, 03/20/24	800	830
Series 2019-A-2A, 3.35%, 09/20/24	1,670	1,720
Series 2019-B-2A, 3.55%, 09/20/24	1,225	1,268
Series 2020-A-1A, 2.33%, 08/20/25	990	994
Series 2019-B-1A, REMIC, 3.70%, 03/20/22	625	634
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-DSNY, REMIC, 1.00%, (1M USD LIBOR + 0.85%), 09/15/34 (a)	2,400	2,316
Bank 2019-BNK19
Series 2019-A1-BN19, REMIC, 2.26%, 08/16/24	1,007	1,029
Bayview Mortgage Fund IVc Trust
Series 2017-A-RT3, 3.50%, 01/28/58 (a)	2,522	2,549
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, 3.50%, 06/28/57 (a)	2,169	2,230

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, 3.50%, 01/28/55 (a)	769	784
BlueMountain CLO Ltd
Series 2015-A1R-2A, 1.20%, (3M USD LIBOR + 0.93%), 07/19/27 (a) (b)	3,726	3,694
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33	716	726
BX Commercial Mortgage Trust
Series 2019-B-XL, REMIC, 1.23%, (1M USD LIBOR + 1.08%), 10/15/21 (a)	1,566	1,565
Series 2020-C-BXLP, REMIC, 1.27%, (1M USD LIBOR + 1.12%), 12/15/21 (a)	1,454	1,446
Series 2020-D-BXLP, REMIC, 1.40%, (1M USD LIBOR + 1.25%), 12/15/21 (a)	1,394	1,381
BX Trust
Series 2018-A-GW, 0.95%, (1M USD LIBOR + 0.80%), 05/15/37 (a)	4,875	4,704
Capital Auto Receivables Asset Trust
Series 2018-B-2, 3.48%, 12/21/20	885	885
Series 2018-C-2, 3.69%, 02/22/21	1,130	1,154
Series 2018-C-1, 3.36%, 06/20/21	2,280	2,344
Series 2018-D-1, 3.70%, 06/20/21	2,235	2,287
Series 2017-B-1, 2.43%, 05/20/22	385	385
Series 2017-C-1, 2.70%, 09/20/22	620	620
Capital Auto Receivables Asset Trust 2018-1
Series 2018-B-1, 3.09%, 08/22/22	1,485	1,512
Carlyle Global Market Strategies CLO Ltd
Series 2015-A1R-3A, 1.25%, (3M USD LIBOR + 1.00%), 07/28/28 (a)	3,805	3,775
CarMax Auto Owner Trust
Series 2017-D-1, 3.43%, 01/15/21	3,625	3,656
Series 2017-C-4, 2.70%, 10/15/21	530	541
Series 2019-B-2, 3.01%, 04/17/23	3,540	3,561
Series 2020-B-1, 2.21%, 09/15/25	1,810	1,860
Series 2020-C-1, 2.34%, 11/17/25	785	795
Cayuga Park CLO Ltd
Series 2020-A-1A, 1.83%, (3M USD LIBOR + 1.60%), 07/17/31 (a)	2,510	2,511
CGDB Commercial Mortgage Trust
Series 2019-D-MOB, REMIC, 1.80%, (1M USD LIBOR + 1.65%), 11/15/21 (a)	3,115	3,078
CIFC Funding Ltd
Series 2020-A1-3A, 0.00%, (3M USD LIBOR + 1.35%), 10/20/31 (a)	1,910	1,910
CIFC Funding Ltd.
Series 2014-A1-2RA, 1.31%, (3M USD LIBOR + 1.05%), 04/24/30 (a)	1,660	1,643
Series 2020-A1-1A, 1.94%, (3M USD LIBOR + 1.70%), 07/15/32 (a)	2,905	2,914
CIM Trust 2020-INV1
Series 2020-A2-INV1, 2.50%, 04/25/50	3,735	3,839
CNH Equipment Trust
Series 2018-B-A, 3.47%, 04/15/22	970	1,010
CNH Equipment Trust 2020-A
Series 2020-A4-A, REMIC, 1.51%, 03/15/24	1,165	1,200
Cole Park CLO Ltd
Series 2015-AR-1A, 1.32%, (3M USD LIBOR + 1.05%), 10/20/28 (a)	3,985	3,963
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, 1.51%, 04/25/65	994	987
COLT Mortgage Loan Trust
Series 2019-A1-2, 3.34%, 05/25/49	786	801
Series 2019-A1-3, 2.76%, 08/25/49 (a)	1,844	1,868
Series 2018-A1-4, REMIC, 4.01%, 12/28/48	669	682
COMM 2013-300P Mortgage Trust
Series 2013-A1-300P, REMIC, 4.35%, 08/10/23	1,195	1,278
COMM 2014-CCRE15 Mortgage Trust
Series 2014-B-CR15, REMIC, 4.84%, 01/12/24 (a)	1,930	2,063
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	2,850	3,132
COMM Mortgage Trust
Series 2020-D-CBM, 3.63%, 02/12/25	980	883
Series 2015-A2-LC23, REMIC, 3.22%, 10/13/20	3,239	3,238
Series 2014-D-CR19, REMIC, 4.87%, 08/12/24 (a)	760	663
Credit Suisse Mortgage Capital Certificates
Series 2019-C-ICE4, 1.58%, (1M USD LIBOR + 1.43%), 05/15/21 (a)	2,680	2,660
Series 2019-D-ICE4, 1.75%, (1M USD LIBOR + 1.60%), 05/15/21 (a)	1,965	1,945
CSAIL Commercial Mortgage Trust
Series 2019-A1-C16, REMIC, 2.36%, 06/17/24	1,234	1,264
CSMC 2020-NET
Series 2020-A-NET, 2.26%, 08/15/25	920	949
Series 2020-D-NET, 3.83%, 08/15/25	1,970	1,969
Daimler Trucks Retail Trust
Series 2018-A4-1, 3.03%, 11/15/24	3,256	3,270
Series 2020-A4-1, 1.37%, 06/15/27	3,720	3,740
Deephaven Residential Mortgage Trust
Series 2018-A1-1A, 2.98%, 02/25/22 (a)	454	456
Series 2018-A1-2A, 3.48%, 06/25/22 (a)	940	951
Series 2018-A3-3A, 3.96%, 10/25/22	91	92
Series 2017-A1-3A, REMIC, 2.58%, 11/25/21 (a)	399	402
Series 2017-A2-3A, REMIC, 2.71%, 11/25/21 (a)	35	35
Series 2017-A3-3A, REMIC, 2.81%, 11/25/21 (a)	33	33
Series 2019-A1-1A, REMIC, 3.74%, 03/25/23	1,352	1,375
Series 2019-A3-2A, REMIC, 3.76%, 05/25/23	980	989
Series 2019-M1-2A, REMIC, 3.92%, 05/25/23	1,005	1,022
Series 2019-A1-3A, REMIC, 2.96%, 08/25/23	949	963
Series 2017-A3-1A, REMIC, 3.49%, 10/27/25 (a)	83	84
Deephaven Residential Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.69%, 12/25/23 (a)	1,993	1,994
Drive Auto Receivables Trust
Series 2020-C-1, 2.36%, 03/15/26	1,590	1,629
Dryden Senior Loan Fund
Series 2020-A-86A, 1.88%, (3M USD LIBOR + 1.65%), 07/17/30 (a)	2,550	2,556
Elara HGV Timeshare Issuer LLC
Series 2014-A-A, 2.53%, 02/25/27	127	128
Series 2017-A-A, 2.69%, 03/25/30	432	431
Series 2019-A-A, 2.61%, 01/25/34	1,494	1,478
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (a)	709	712
Enterprise Fleet Financing, LLC
Series 2018-A2-1, 2.87%, 02/20/21 (b)	347	348
Series 2018-A2-2, 3.14%, 06/20/21	763	770
Series 2019-A2-1, 2.98%, 02/22/22	885	900
Series 2019-A2-3, 2.06%, 02/20/23	1,631	1,660
Series 2017-A2-3, 2.13%, 05/20/23	46	46
Flagstar Mortgage Trust 2019-1
Series 2019-A13-1INV, REMIC, 3.50%, 01/25/40	1,193	1,216
Flagstar Mortgage Trust 2019-1INV
Series 2020-A11-1INV, REMIC, 1.00%, (1M USD LIBOR + 0.85%), 08/25/41 (a)	1,231	1,228
Ford Credit Floorplan Master Owner Trust A
Series 2020-C-1, 1.42%, 09/15/23	1,955	1,953
FWD Securitization Trust 2020-INV1
Series 2020-A1-INV1, 2.24%, 01/25/50	2,879	2,928
Galton Funding Mortgage Trust
Series 2019-A32-1, 4.00%, 12/25/32	728	732
Series 2018-A33-1, 3.50%, 02/25/33 (a)	875	894
Galton Funding Mortgage Trust 2019-H1
Series 2019-M1-H1, 3.34%, 10/25/59	805	803
Galton Funding Mortgage Trust 2020-H1
Series 2020-A1-H1, REMIC, 2.31%, 02/25/24	1,075	1,093
Series 2020-M1-H1, REMIC, 2.83%, 02/25/24	1,170	1,118
GM Financial Automobile Leasing Trust
Series 2018-C-2, 3.50%, 04/20/22	1,110	1,112
GM Financial Consumer Automobile Receivables Trust
Series 2017-C-3A, 2.52%, 03/16/23	635	641
GM Financial Consumer Automobile Receivables Trust 2020-2
Series 2020-A3-2, 1.49%, 12/16/24	700	714

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
GMF Floorplan Owner Revolving Trust
Series 2019-A-1, 2.70%, 04/15/22	1,865	1,929
Series 2020-B-1, 1.03%, 08/15/23	845	843
Golub Capital Partners Clo 39b Ltd
Series 2018-A1-39A, 1.42%, (3M USD LIBOR + 1.15%), 10/20/28 (a)	2,180	2,161
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 1.22%, (1M USD LIBOR + 1.03%), 12/15/21 (a) (g)	3,959	3,826
Series 2019-C-WOLF, REMIC, 1.82%, (1M USD LIBOR + 1.63%), 12/15/21 (a)	1,190	1,096
GreatAmerica Financial Services Corporation
Series 2018-A3-1, 2.60%, 06/15/21	158	158
GS Mortgage Securities Corp Trust 2019-SOHO
Series 2019-A-SOHO, REMIC, 1.05%, (1M USD LIBOR + 0.90%), 06/15/21 (a) (g)	3,300	3,271
GS Mortgage Securities Trust
Series 2016-A1-GS3, 1.43%, 02/12/21	46	46
Series 2014-2A1-EB1A, REMIC, 2.44%, 05/25/21 (a)	107	107
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22	2,155	2,170
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	579	591
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	1,193	1,224
Homeward Opportunities Fund I Trust
Series 2019-A1-1, 3.45%, 01/25/59 (a)	2,010	2,080
Series 2019-A3-1, 3.61%, 01/25/59 (a)	1,434	1,449
Series 2019-A1-3, 2.68%, 11/25/59	1,742	1,773
Series 2018-A1-1, REMIC, 3.77%, 06/25/48	989	1,030
Series 2018-A2-1, REMIC, 3.90%, 06/25/48	862	891
Homeward Opportunities Fund I Trust 2020-2
Series 2020-A1-2, 1.66%, 05/25/65	3,049	3,062
Hyundai Auto Receivables Trust
Series 2017-B-A, 2.38%, 04/17/23	875	884
Series 2019-B-A, 2.94%, 05/15/25	1,660	1,732
Hyundai Auto Receivables Trust 2020-A
Series 2020-A3-A, 1.41%, 11/15/24	1,535	1,568
J.P. Morgan Mortgage Trust
Series 2020-A11-INV1, 0.98%, (1M USD LIBOR + 0.83%), 03/25/43 (a)	739	741
Series 2020-A15-INV1, 3.50%, 03/25/43 (a)	1,209	1,242
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-B-BKWD, 1.50%, (1M USD LIBOR + 1.35%), 09/15/22 (a)	3,760	3,625
Series 2019-C-BKWD, 1.75%, (1M USD LIBOR + 1.60%), 09/15/22 (a)	1,195	1,135
JP Morgan Mortgage Trust
Series 2020-A13-INV2, REMIC, 3.00%, 10/25/50	1,515	1,556
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.93%, 09/17/24	2,445	2,700
Kubota Credit Owner Trust 2020-1
Series 2020-A3-1A, 1.96%, 03/15/24	1,410	1,453
Madison Park Funding XVIII, Ltd.
Series 2015-A1R-18A, 1.46%, (3M USD LIBOR + 1.19%), 10/21/30 (a)	3,635	3,590
Magnetite XVI, Limited
Series 2015-AR-16A, 1.07%, (3M USD LIBOR + 0.80%), 01/18/28 (a)	5,069	5,029
Merit 2020-Hill
Series 2020-B-HILL, 1.55%, 08/17/37	925	927
Series 2020-C-HILL, 1.85%, 08/17/37	845	847
Series 2020-D-HILL, 2.50%, 08/17/37	1,115	1,118
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (a)	969	1,013
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 07/25/23	216	219
Series 2017-A1-2, REMIC, 2.75%, 01/25/24 (a)	1,119	1,141
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-A1-C30, REMIC, 1.39%, 07/16/21	240	241
Series 2014-AS-C15, REMIC, 4.26%, 02/16/24	710	762
Series 2014-B-C15, REMIC, 4.57%, 03/15/24	255	265
Series 2014-AS-C18, REMIC, 4.11%, 09/17/24	955	1,016
Morgan Stanley Capital I Trust
Series 2019-D-MEAD, 3.28%, 11/13/24	2,330	1,950
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	2,710	2,896
MVW 2019-2 LLC
Series 2019-B-2A, REMIC, 2.44%, 10/20/38	907	913
MVW 2020-1 LLC
Series 2020-A-1A, 1.74%, 10/20/37	1,389	1,404
MVW Owner Trust
Series 2014-A-1A, 2.25%, 10/20/24	269	269
Series 2015-A-1A, 2.52%, 12/20/32	654	656
Series 2015-B-1A, 2.96%, 12/20/32	450	448
Series 2017-A-1A, 2.42%, 12/20/34	228	232
Series 2017-B-1A, 2.75%, 12/20/34	77	78
Series 2017-C-1A, 2.99%, 12/20/34	211	210
Series 2020-B-1A, 2.73%, 10/20/37	721	725
Navient Funding, LLC
Series 2007-A4-7, 0.57%, (3M USD LIBOR + 0.33%), 01/25/22 (a)	1,028	967
Navient Private Education Refi Loan Trust
Series 2019-A1-CA, 2.82%, 07/15/23	878	872
Series 2019-A-GA, 2.40%, 05/15/28	2,626	2,681
Series 2019-A2A-EA, 2.64%, 09/15/28	2,970	3,036
Series 2019-A1-EA, REMIC, 2.39%, 06/15/22	385	385
Series 2020-A2A-CA, REMIC, 2.15%, 03/15/29	5,155	5,314
Series 2020-A2A-A, REMIC, 2.46%, 11/15/68	1,550	1,605
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	3,078	3,223
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	2,314	2,344
Navient Private Education Refi Loan Trust 2020-F
Series 2020-A-FA, 1.22%, 07/15/69	1,309	1,311
Navient Private Education Refi Loan Trust 2020-G
Series 2020-A-GA, 1.17%, 09/15/69	1,635	1,638
Navistar Financial Dealer Note Master Owner Trust II
Series 2020-A-1, 1.13%, (1M USD LIBOR + 0.95%), 07/25/22 (a)	1,610	1,616
Nelnet, Inc.
Series 2005-A4-4, 0.41%, (3M USD LIBOR + 0.18%), 03/22/32 (a)	1,665	1,529
Neuberger Berman CLO XIX Ltd
Series 2015-A1R2-19A, 1.07%, (3M USD LIBOR + 0.80%), 07/15/27 (a) (b)	3,653	3,621
Neuberger Berman CLO XVI-S Ltd
Series 2017-A-16SA, 1.13%, (3M USD LIBOR + 0.85%), 01/18/28 (a) (b)	2,153	2,139
Neuberger Berman Loan Advisers CLO 38 Ltd
Series 2020-A-38A, 0.00%, (3M USD LIBOR + 1.30%), 10/20/32 (a)	2,065	2,066
New Orleans Hotel Trust
Series 2019-B-HNLA, REMIC, 1.44%, (1M USD LIBOR + 1.29%), 04/15/21 (a)	4,180	3,872
New Residential Mortgage Loan Trust
Series 2018-A1-NQM1, 3.99%, 11/25/48	1,919	1,924
Series 2019-A1-NQM3, 2.80%, 07/25/49 (a)	2,060	2,095
Series 2019-A3-NQM3, 3.09%, 07/25/49 (a)	883	893
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59	2,193	2,237
New Residential Mortgage Loan Trust 2018-NQM1
Series 2018-A3-NQM1, REMIC, 4.14%, 11/25/48	1,035	1,059
New Residential Mortgage Loan Trust 2019-NQM2
Series 2019-A1-NQM2, REMIC, 3.60%, 04/25/49	917	955
New Residential Mortgage Loan Trust 2020-NQM2
Series 2020-A1-NQM2, REMIC, 1.65%, 07/25/25	2,838	2,837
Nissan Auto Receivables 2020-A Owner Trust
Series 2020-A3-A, 1.38%, 09/15/23	1,835	1,871
Nissan Master Owner Trust Receivables
Series 2019-A-A, 0.71%, (1M USD LIBOR + 0.56%), 02/15/22 (a)	2,860	2,871

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
OBX 2020-EXP1 Trust
Series 2020-2A1-EXP1, REMIC, 0.90%, (1M USD LIBOR + 0.75%), 02/25/27 (a)	1,484	1,477
OBX 2020-EXP2 Trust
Series 2020-A8-EXP2, REMIC, 3.00%, 07/25/36	2,951	3,027
Series 2020-A9-EXP2, REMIC, 3.00%, 07/25/36	724	738
OBX 2020-Exp3 Trust
Series 2020-1A8-EXP3, 3.00%, 05/25/60 (h)	3,160	3,251
OBX Trust
Series 2019-2A1A-EXP2, REMIC, 1.05%, (1M USD LIBOR + 0.90%), 07/25/23 (a)	990	991
Series 2019-2A2-EXP2, REMIC, 1.35%, (1M USD LIBOR + 1.20%), 07/25/24 (a)	1,947	1,958
Series 2019-2A1-EXP3, REMIC, 1.10%, (1M USD LIBOR + 0.95%), 09/25/59 (a)	2,299	2,300
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (a)	1,721	1,754
Series 2020-2A2-EXP1, REMIC, 1.10%, (1M USD LIBOR + 0.95%), 01/26/60 (a)	1,654	1,657
OCP CLO Ltd
Series 2015-A1R-10A, 1.06%, (3M USD LIBOR + 0.82%), 10/26/27 (a) (b)	2,396	2,380
Series 2014-A1RR-7A, 1.39%, (3M USD LIBOR + 1.12%), 07/20/29 (a)	6,010	5,960
OZLM VIII, Ltd.
Series 2014-A1RR-8A, 2.30%, (3M USD LIBOR + 1.17%), 10/17/29 (a)	2,496	2,468
Palmer Square CLO Ltd
Series 2020-A1A-2A, 2.22%, (3M USD LIBOR + 1.70%), 07/15/31 (a)	855	856
RETL
Series 2019-A-RVP, REMIC, 1.30%, (1M USD LIBOR + 1.15%), 03/15/21 (a)	321	305
Santander Drive Auto Receivables Trust
Series 2018-B-4, 3.27%, 01/15/21	96	96
Series 2016-D-3, 2.80%, 07/15/21	1,263	1,271
Series 2019-B-2, 2.79%, 10/15/21	1,395	1,418
Series 2018-C-1, 2.96%, 02/15/22	373	376
Series 2019-C-1, 3.42%, 11/15/22	1,985	2,035
Series 2019-D-2, 3.22%, 07/15/25	545	564
Series 2019-B-3, REMIC, 2.28%, 10/15/21	2,050	2,074
Santander Drive Auto Receivables Trust 2020-3
Series 2020-B-3, 0.69%, 07/15/23	2,930	2,929
Santander Retail Auto Lease Trust
Series 2019-B-C, 2.17%, 09/20/22	1,015	1,027
Series 2019-C-C, 2.39%, 11/21/22	1,700	1,723
Series 2019-D-C, 2.88%, 06/20/24	1,525	1,530
Series 2019-A3-A, REMIC, 2.77%, 11/20/21	1,885	1,922
Series 2019-B-A, REMIC, 3.01%, 01/20/22	1,710	1,692
Series 2020-D-A, REMIC, 2.52%, 11/20/24	1,335	1,356
Santander Retail Auto Lease Trust 2019-C
Series 2019-A3-C, 1.86%, 02/21/23	3,860	3,936
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (b)	2,525	2,591
Series 2018-C-1, 3.45%, 03/15/23 (b)	3,740	3,897
Series 2019-1C-1, 2.84%, 01/15/25	2,020	2,125
Series 2020-2C-1, 1.88%, 01/15/26	730	744
Sequoia Mortgage Capital, Inc.
Series 2018-A19-CH3, REMIC, 4.50%, 01/25/25	408	422
Sequoia Mortgage Trust
Series 2018-A2-CH4, 4.00%, 09/25/34	636	648
Series 2018-A19-CH4, 4.50%, 09/25/34	414	426
Series 2018-A11-CH1, REMIC, 3.50%, 08/25/23 (a)	958	967
Series 2018-A21-CH2, REMIC, 4.00%, 09/25/35	968	998
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (a)	1,934	1,988
SG Residential Mortgage Trust
Series 2019-A2-3, REMIC, 2.88%, 09/25/59	1,655	1,652
Sierra Timeshare 2020-2 Receivables Funding LLC
Series 2020-C-2A, REMIC, 3.51%, 07/20/37	1,141	1,152
Sierra Timeshare Receivables Funding LLC
Series 2015-A-3A, 2.58%, 06/20/23	98	98
Series 2017-A-1A, 2.91%, 07/20/24	929	945
Series 2016-A-1A, 3.08%, 03/21/33	288	288
Series 2016-A-2A, 2.33%, 07/20/33	188	189
Series 2019-A-1A, 3.20%, 01/20/36	674	686
Series 2019-A-2A, 2.59%, 05/20/36	2,241	2,274
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-D-FUN, 2.00%, (1M USD LIBOR + 1.85%), 06/15/21 (a)	1,841	1,666
Series 2018-A-FUN, REMIC, 1.05%, (1M USD LIBOR + 0.90%), 06/15/21 (a) (g)	1,661	1,603
SLM Student Loan Trust
Series 2008-A-9, 1.74%, (3M USD LIBOR + 1.50%), 04/25/23 (a)	432	427
Series 2008-A4-5, 1.94%, (3M USD LIBOR + 1.70%), 07/25/23 (a)	591	587
Series 2010-A-1, 0.55%, (1M USD LIBOR + 0.40%), 03/25/25 (a)	2,269	2,233
SMB Private Education Loan Trust
Series 2015-A2B-A, 1.15%, (1M USD LIBOR + 1.00%), 04/15/23 (a)	446	447
Series 2018-A2B-B, 0.87%, (1M USD LIBOR + 0.72%), 03/15/28 (a) (b)	4,330	4,284
Series 2014-A3-A, 1.65%, (1M USD LIBOR + 1.50%), 04/15/32 (a) (b)	3,430	3,434
Series 2016-A2B-C, 1.25%, (1M USD LIBOR + 1.10%), 09/15/34 (a)	2,203	2,196
SMB Private Education Loan Trust 2020-B
Series 2020-A1A-BA, REMIC, 1.29%, 07/15/53	1,170	1,166
Starvest Emerging Markets CBO I
Series 2019-A1-IMC1, REMIC, 3.47%, 02/25/49	945	956
Starwood Mortgage Residential Trust
Series 2019-A1-INV1, 2.61%, 09/25/49	285	287
Series 2019-A3-INV1, 2.92%, 09/25/49	777	787
Series 2019-A1-1, REMIC, 2.94%, 06/25/49	1,532	1,564
Series 2019-A3-1, REMIC, 3.30%, 06/25/49	1,245	1,251
Series 2020-A2-1, REMIC, 2.41%, 02/25/50 (a)	865	871
Synchrony Card Issuance Trust
Series 2018-A-A1, 3.38%, 09/15/21	3,855	3,967
Synchrony Credit Card Master Note Trust
Series 2018-C-1, 3.36%, 03/15/21	1,525	1,523
Series 2016-C-2, 2.95%, 05/17/21	2,805	2,821
Towd Point Mortgage Trust
Series 2018-A1-2, 3.25%, 12/25/24 (a)	3,384	3,597
Series 2018-A1A-5, 3.25%, 02/25/25	3,193	3,338
Series 2015-A1B-4, REMIC, 2.75%, 05/25/22 (a)	463	465
Series 2015-A1B-5, REMIC, 2.75%, 09/25/22 (a)	536	539
Series 2016-A1B-1, REMIC, 2.75%, 04/25/23 (a)	342	345
Series 2016-A3B-1, REMIC, 3.00%, 08/25/24 (a)	570	582
Series 2016-A1A-2, REMIC, 2.75%, 12/25/24 (a)	368	375
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (a)	851	872
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (a)	1,359	1,387
Series 2017-A1-6, REMIC, 2.75%, 05/25/24 (a)	3,770	3,898
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (a)	584	606
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (a)	1,926	1,982
United Airlines Pass Through Trust
Series 2019-B-2, REMIC, 3.50%, 05/01/28	845	583
Verizon Owner Trust
Series 2018-C-A, 3.55%, 12/20/21	3,670	3,775
Series 2017-C-3A, 2.53%, 04/20/22	2,135	2,151
Series 2018-C-1A, 3.20%, 09/20/22	2,340	2,386
Verus Securitization Trust
Series 2019-A1-INV1, 3.40%, 12/25/58 (a)	827	864
Series 2019-M1-INV1, 4.03%, 12/25/58 (a)	495	511
Series 2019-A3-4, 3.00%, 10/25/59 (g)	2,007	2,035
Series 2018-A2-2, REMIC, 3.78%, 07/25/58	394	404
Series 2018-A3-2, REMIC, 3.83%, 07/25/58	248	250
Series 2019-A1-2, REMIC, 3.21%, 05/25/59 (a) (g)	1,482	1,517
Series 2019-A1-INV2, REMIC, 2.91%, 07/25/59 (g)	2,998	3,061

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Series 2019-A2-INV2, REMIC, 3.12%, 07/25/59 (g)	1,912	1,960
Series 2019-A3-INV3, REMIC, 3.10%, 11/25/59	1,436	1,443
Verus Securitization Trust 2020-1
Series 2020-A1-INV1, REMIC, 1.98%, 03/25/60	449	450
Verus Securitization Trust 2020-2
Series 2020-A1-2, REMIC, 2.23%, 04/25/60	4,599	4,605
Vista Point Securitization Trust
Series 2020-A3-2, REMIC, 2.50%, 04/25/65	860	859
Vista Point Securitization Trust 2020-1
Series 2020-A1-1, REMIC, 1.76%, 03/25/65 (a)	1,196	1,195
Volkswagen Auto Loan Enhanced Trust 2020-1
Series 2020-A4-1, 1.26%, 08/20/26	1,090	1,117
Volvo Financial Equipment Master Owner Trust
Series 2017-A-A, 0.65%, (1M USD LIBOR + 0.50%), 11/16/20 (a)	620	620
Wells Fargo & Company
Series 2015-A2-NXS2, REMIC, 3.02%, 07/17/58	1,100	1,100
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A17-RR1, REMIC, 3.00%, 05/25/50 (h)	825	845
WFRBS Commercial Mortgage Trust
Series 2012-B-C6, REMIC, 4.70%, 03/17/22	1,975	2,023
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	2,605	2,880
WFRBS Commercial Mortgage Trust 2014-LC14
Series 2014-A5-LC14, REMIC, 4.05%, 01/18/24	1,475	1,612
World Omni Auto Receivables Trust
Series 2020-C-A, 1.64%, 08/15/26	910	884
World Omni Automobile Lease Securitization Trust
Series 2018-B-A, REMIC, 3.06%, 05/15/23	665	665
World Omni Select Auto Trust 2020-A
Series 2020-B-A, 0.84%, 06/15/26	1,215	1,214
Series 2020-C-A, 1.25%, 10/15/26	1,390	1,389
Total Non-U.S. Government Agency Asset-Backed Securities (cost $483,524)		485,045
GOVERNMENT AND AGENCY OBLIGATIONS 19.1%
U.S. Treasury Note 12.7%
Treasury, United States Department of
2.38%, 03/15/22 (i)	12,950	13,371
2.25%, 04/15/22	15,910	16,427
2.13%, 05/15/22	16,780	17,320
1.75%, 06/15/22 - 07/15/22	94,540	97,159
0.13%, 04/30/22 - 08/15/23	72,525	72,481
		216,758
Mortgage-Backed Securities 3.7%
Federal Home Loan Mortgage Corporation
3.17%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.20%), 09/01/33 (a)	21	22
3.26%, (1Y USD LIBOR + 1.75%), 09/01/33 (a)	6	6
3.77%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.11%), 10/01/34 (a)	13	14
3.00%, 11/01/34	391	423
3.73%, (1Y USD LIBOR + 1.89%), 11/01/34 (a)	9	9
3.87%, (1Y USD LIBOR + 1.90%), 11/01/34 (a)	7	7
4.01%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 11/01/34 (a)	20	21
4.10%, (1Y USD LIBOR + 1.90%), 11/01/34 (a)	2	2
3.62%, (1Y USD LIBOR + 1.63%), 02/01/35 (a)	16	16
3.68%, (1Y USD LIBOR + 1.68%), 01/01/35 - 02/01/35 (a)	15	16
3.74%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.11%), 02/01/35 (a)	14	15
3.78%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 02/01/35 (a)	18	18
3.90%, (1Y USD LIBOR + 1.90%), 02/01/35 (a)	14	15
2.68%, (1Y USD LIBOR + 1.75%), 06/01/35 (a)	134	141
4.37%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.37%), 09/01/35 (a)	211	220
2.61%, (1Y USD LIBOR + 1.71%), 10/01/35 (a)	40	42
3.85%, (1Y USD LIBOR + 1.73%), 11/01/35 (a)	46	48
3.62%, (1Y USD LIBOR + 1.62%), 02/01/35 - 03/01/36 (a)	79	84
6.00%, 09/01/34 - 01/01/38	598	712
7.50%, 06/01/38	364	424
7.00%, 03/01/39	371	438
5.00%, 12/01/23 - 12/01/41	873	982
4.50%, 03/01/49	965	1,043
4.00%, 12/01/49	1,132	1,233
Federal National Mortgage Association, Inc.
5.00%, 05/01/23 - 07/01/41	3,592	4,084
3.00%, 09/01/28 - 11/25/47	6,811	7,264
6.50%, 07/01/32 - 12/01/32	280	327
3.53%, (1Y USD LIBOR + 1.62%), 03/01/33 (a)	1	1
2.62%, (6M USD LIBOR + 1.41%), 06/01/33 (a)	9	9
3.01%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.23%), 06/01/33 (a)	107	113
2.94%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.21%), 07/01/33 (a)	6	6
3.93%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.22%), 12/01/33 (a)	76	79
6.00%, 03/01/34 - 02/01/49	4,158	4,950
3.40%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.31%), 04/01/34 (a)	2	2
3.40%, (1Y USD LIBOR + 1.58%), 10/01/34 (a)	3	4
3.22%, (1Y USD LIBOR + 1.34%), 11/01/34 (a)	2	2
3.37%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.36%), 11/01/34 (a)	110	115
3.65%, (1Y USD LIBOR + 1.67%), 11/01/34 (a)	21	22
3.70%, (1Y USD LIBOR + 1.68%), 12/01/34 (a)	11	12
3.51%, (1Y USD LIBOR + 1.51%), 01/01/35 (a)	13	13
3.55%, (1Y USD LIBOR + 1.55%), 01/01/35 (a)	21	22
3.62%, (1Y USD LIBOR + 1.62%), 01/01/35 (a)	16	17
3.66%, (1Y USD LIBOR + 1.63%), 01/01/35 (a)	4	4
3.63%, (1Y USD LIBOR + 1.63%), 02/01/35 (a)	9	10
3.85%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.19%), 02/01/35 (a)	23	24
3.37%, (1Y USD LIBOR + 1.38%), 03/01/35 (a)	10	11
3.40%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.82%), 04/01/35 (a)	99	104
3.74%, (1Y USD LIBOR + 1.99%), 04/01/35 (a)	137	145
3.81%, (1Y USD LIBOR + 1.81%), 04/01/35 (a)	27	28
2.87%, (1Y USD LIBOR + 1.43%), 05/01/35 (a)	97	101
3.29%, (1Y USD LIBOR + 1.40%), 05/01/35 (a)	33	34
3.49%, (1Y USD LIBOR + 1.61%), 05/01/35 (a)	14	15
2.69%, (1Y USD LIBOR + 1.69%), 06/01/35 (a)	92	97
3.21%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.30%), 06/01/35 (a)	111	117
2.86%, (1Y USD LIBOR + 1.84%), 07/01/35 (a)	61	64
2.25%, (6M USD LIBOR + 1.37%), 08/01/35 (a)	119	123
2.50%, (1Y USD LIBOR + 1.60%), 08/01/35 (a)	95	99
3.29%, (1Y USD LIBOR + 1.48%), 11/01/35 (a)	131	136
3.81%, (1Y USD LIBOR + 1.69%), 11/01/35 (a)	81	85
3.55%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.05%), 02/01/36 (a)	131	138
3.75%, (1Y USD LIBOR + 1.69%), 02/01/36 (a)	81	85
3.64%, (1Y USD LIBOR + 1.64%), 03/01/36 (a)	70	74
3.74%, (1Y USD LIBOR + 1.74%), 03/01/36 (a)	62	65
5.50%, 01/01/24 - 12/01/39	5,477	6,367
4.50%, 12/01/20 - 12/01/48	10,872	11,913
3.50%, 11/01/26 - 10/01/49	2,279	2,433
4.00%, 08/01/43 - 01/01/50	3,614	3,912
Government National Mortgage Association
5.00%, 12/20/34 - 02/20/48	2,972	3,277

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
6.00%, 07/15/36	743	866
3.50%, 03/20/43 - 04/20/43	1,970	2,144
TBA, 4.00%, 10/15/47 (j)	770	818
5.50%, 09/15/45 - 12/20/48	2,698	3,066
4.50%, 09/20/40 - 12/20/49	1,836	1,992
3.00%, 09/20/49	864	887
		62,227
Collateralized Mortgage Obligations 2.1%
Fannie Mae Connecticut Avenue Securities
Series 2017-1M2-C01, 3.70%, (1M USD LIBOR + 3.55%), 01/25/27 (a)	1,832	1,883
Federal Home Loan Mortgage Corporation
Series 2014-M3-DN3, 4.15%, (1M USD LIBOR + 4.00%), 08/26/24 (a)	842	858
Series 2020-M1-HQA1, 0.90%, (1M USD LIBOR + 0.75%), 01/25/50 (a)	353	351
Series 2015-M3-DNA3, REMIC, 4.85%, (1M USD LIBOR + 4.70%), 04/25/28 (a)	2,922	3,044
Series 2016-M3-DNA2, REMIC, 4.80%, (1M USD LIBOR + 4.65%), 10/25/28 (a)	1,479	1,534
Series 2017-M1-DNA2, REMIC, 1.35%, (1M USD LIBOR + 1.20%), 10/25/29 (a)	686	686
Series 2017-M1-DNA3, REMIC, 0.90%, (1M USD LIBOR + 0.75%), 03/25/30 (a)	335	335
Series 2018-M2AS-DNA2, REMIC, 1.10%, (1M USD LIBOR + 0.95%), 12/26/30 (a)	2,015	1,995
Series PA-3713, REMIC, 2.00%, 02/15/40	1,538	1,560
Series 2017-M1-SC02, REMIC, 3.82%, 05/25/47 (a)	195	194
Series 2018-M1-DNA3, REMIC, 0.90%, (1M USD LIBOR + 0.75%), 09/25/48 (a)	4	4
Series 2018-M2AS-DNA3, REMIC, 1.05%, (1M USD LIBOR + 0.90%), 09/25/48 (a)	3,460	3,433
Series 2020-M1-DNA2, REMIC, 0.90%, (1M USD LIBOR + 0.75%), 02/25/50 (a)	879	877
Series 2020-M1-DNA3, REMIC, 1.65%, (1M USD LIBOR + 1.50%), 06/27/50 (a)	1,080	1,082
Series 2020-M1-HQA4, REMIC, 1.45%, (1M USD LIBOR + 1.30%), 09/26/50 (a)	2,775	2,782
Federal National Mortgage Association, Inc.
Series 2017-2ED3-C02, 1.50%, (1M USD LIBOR + 1.35%), 09/25/29 (a)	1,211	1,182
Series 2017-2ED2-C04, REMIC, 1.25%, (1M USD LIBOR + 1.10%), 11/26/29 (a)	1,088	1,062
Series 2017-1ED3-C05, REMIC, 1.35%, (1M USD LIBOR + 1.20%), 01/25/30 (a)	1,119	1,100
Series 2018-1ED2-C01, REMIC, 1.00%, (1M USD LIBOR + 0.85%), 07/25/30 (a)	1,715	1,684
Series 2018-PC-44, REMIC, 4.00%, 06/25/44	1,517	1,545
Freddie Mac STACR REMIC Trust 2020-DNA4
Series 2020-M1-DNA4, REMIC, 1.65%, (1M USD LIBOR + 1.50%), 08/25/50 (a)	2,235	2,242
Freddie Mac STACR REMIC Trust 2020-HQA2
Series 2020-M1-HQA2, 1.25%, (1M USD LIBOR + 1.10%), 03/25/50 (a)	2,421	2,420
Freddie Mac STACR REMIC Trust 2020-HQA3
Series 2020-M1-HQA3, REMIC, 1.73%, (1M USD LIBOR + 1.55%), 07/25/50 (a)	945	943
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2019-M2-HRP1, 1.55%, (1M USD LIBOR + 1.40%), 02/25/49 (a)	1,446	1,343
Series 2018-M2-HRP2, REMIC, 1.40%, (1M USD LIBOR + 1.25%), 02/25/47 (a)	1,149	1,124
Series 2018-M1-HQA2, REMIC, 0.90%, (1M USD LIBOR + 0.75%), 10/26/48 (a)	207	207
		35,470
Municipal 0.6%
Chicago Transit Authority
1.71%, 12/01/22	85	86
1.84%, 12/01/23	80	81
2.06%, 12/01/24	235	240
Connecticut, State of
2.00%, 07/01/23 - 07/01/24	795	831
2.10%, 07/01/25	380	404
Dallas/Fort Worth International Airport
1.33%, 11/01/25	495	497
Florida Department of Management Services
1.26%, 07/01/25	3,310	3,361
Houston, City of
0.88%, 07/01/22 (j)	175	175
1.05%, 07/01/23 (j)	295	295
1.27%, 07/01/24 (j)	980	984
Long Island Power Authority
0.76%, 03/01/23	725	725
The Port Authority of New York and New Jersey
1.09%, 07/01/23	2,720	2,759
		10,438
Total Government And Agency Obligations (cost $320,307)		324,893
SHORT TERM INVESTMENTS 1.8%
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (k) (l)	14,797	14,797
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (k) (l)	108	108
T. Rowe Price Government Reserve Fund, 0.09% (k) (l)	10,221	10,221
		10,329
Commercial Paper 0.3%
The Boeing Company
2.30%, 11/04/20 (m)	2,865	2,863
2.15%, 11/16/20 (m)	2,815	2,813
		5,676
Total Short Term Investments (cost $30,792)		30,802
Total Investments 100.8% (cost $1,685,095)		1,714,302
Other Derivative Instruments 0.0%		118
Other Assets and Liabilities, Net (0.8)%		(14,239)
Total Net Assets 100.0%		1,700,181

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $247,148 and 14.5% of the Fund.

(c) Convertible security.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) All or a portion of the security was on loan as of September 30, 2020.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2020, the total payable for investments purchased on a delayed delivery basis was $2,269.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

(m) The coupon rate represents the yield to maturity.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Axiata SPV2 Berhad, 3.47%, 11/19/20	10/03/18	1,745	1,749	0.1
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 4.13%, 11/09/22	10/11/19	3,713	3,788	0.2
China Mengniu Dairy Company Limited, 1.88%, 06/17/25	06/10/20	3,792	3,812	0.2
China Overseas Finance (Cayman) II Limited, 5.38%, 10/29/23	07/03/20	3,997	4,004	0.2
CNAC (HK) Finbridge Company Limited, 4.13%, 03/14/21	03/07/18	1,839	1,861	0.1
CNAC (HK) Finbridge Company Limited, 4.63%, 03/14/23	08/26/20	2,090	2,067	0.1
Consorcio Transmantaro S.A., 4.38%, 05/07/23	08/14/20	2,110	2,130	0.1
Eastern Creation II Investment Holdings Ltd., 1.00%, 09/10/23	09/02/20	3,108	3,105	0.2
HPHT Finance (17) Limited, 2.75%, 09/11/22	05/08/20	2,415	2,449	0.2
Picasso Finance Sub, Inc., 2.25%, 06/16/25	06/09/20	2,760	2,828	0.2
Reliance Industries Limited, 5.40%, 02/14/22	08/21/20	3,683	3,788	0.2
Shanghai Electric Group Company Limited, 2.65%, 11/21/24	02/14/20	4,193	4,288	0.3
SinoSing Power Pte. Ltd., 2.25%, 02/20/25	02/12/20	4,105	4,207	0.3
		39,550	40,076	2.4

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,511	January 2021	333,803	(12)	69

Short Contracts
United States 10 Year Note	(238)	December 2020	(33,189)	59	(20)
United States 5 Year Note	(695)	January 2021	(87,509)	71	(82)
				130	(102)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund
CORPORATE BONDS AND NOTES 92.4%
Communication Services 19.9%
Altice France
6.00%, 02/15/28 (a)	5,395	5,139
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (a)	5,500	5,695
CBS Radio Inc.
7.25%, 11/01/24 (a)	4,570	3,906
CCO Holdings, LLC
5.00%, 02/01/28 (a)	5,000	5,254
Clear Channel International B.V.
6.63%, 08/01/25 (a)	2,745	2,811
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	3,275	3,176
Consolidated Communications, Inc.
6.50%, 10/01/22	5,825	5,837
6.50%, 10/01/28 (a)	3,080	3,145
DKT Finance ApS
9.38%, 06/17/23 (a)	4,800	4,947
GCI, LLC
4.75%, 10/15/28 (a)	1,535	1,555
iHeartCommunications, Inc.
8.38%, 05/01/27	7,500	7,405
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	7,500	7,834
Level 3 Financing, Inc.
3.63%, 01/15/29 (a)	5,540	5,474
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	4,938	4,783
Meredith Corporation
6.88%, 02/01/26	5,720	4,769
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	7,605	7,977
Sinclair Television Group, Inc.
5.50%, 03/01/30 (a)	5,820	5,413
Telesat Canada
6.50%, 10/15/27 (a)	5,572	5,612
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	6,280	6,328
Univision Communications Inc.
9.50%, 05/01/25 (a)	5,000	5,372
Windstream Escrow, LLC
7.75%, 08/15/28 (a)	9,150	8,992
Zayo Group, LLC
6.38%, 05/15/25	2,250	2,189
		113,613
Consumer Discretionary 18.8%
Boyd Gaming Corporation
8.63%, 06/01/25 (a)	1,554	1,703
6.38%, 04/01/26	3,435	3,571
Carnival Corporation
11.50%, 04/01/23 (a)	4,920	5,512
Carvana Co.
8.88%, 10/01/23 (a)	5,352	5,590
Core & Main LP
8.63%, 09/15/24 (a) (b)	5,360	5,391
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (a)	5,743	5,550
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/25 (a)	2,470	2,535
Delta Air Lines, Inc.
7.38%, 01/15/26	2,740	2,870
G-III Apparel Group, Ltd.
7.88%, 08/15/25 (a)	3,070	3,092
IRB Holding Corp.
6.75%, 02/15/26 (a)	11,000	11,009
Lithia Motors, Inc.
4.63%, 12/15/27 (a)	5,000	5,163
Macy's Retail Holdings, Inc.
3.88%, 01/15/22	2,652	2,503
Macy's, Inc.
8.38%, 06/15/25 (a)	5,765	5,959
MGM Resorts International
6.75%, 05/01/25	5,340	5,599
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	5,031	5,205
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	3,395	3,030
10.88%, 06/01/23 (a)	2,635	2,929
Seaworld Entertainment, Inc.
9.50%, 08/01/25 (a)	5,550	5,738
Silversea Cruise Finance Ltd.
7.25%, 02/01/25 (a)	5,000	5,063
Six Flags Operations Inc.
4.88%, 07/31/24 (a)	1,402	1,319
Station Casinos LLC
4.50%, 02/15/28 (a)	5,000	4,625
The Gap, Inc.
8.63%, 05/15/25 (a) (c)	5,000	5,495
United Airlines Holdings, Inc.
4.88%, 01/15/25 (c)	3,685	3,161
WW International, Inc.
8.63%, 12/01/25 (a)	4,599	4,801
		107,413
Energy 13.4%
CNX Resources Corporation
7.25%, 03/14/27 (a)	5,100	5,202
Comstock Resources, Inc.
9.75%, 08/15/26	4,935	5,058
CVR Energy, Inc.
5.75%, 02/15/28 (a)	5,885	5,078
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (a)	2,228	2,016
5.75%, 10/01/25 (a)	2,970	2,704
MEG Energy Corp.
7.13%, 02/01/27 (a)	6,100	5,475
Northern Oil and Gas Incorporated
8.50%, 05/15/23 (a) (b)	2,352	1,949
Occidental Petroleum Corporation
2.70%, 08/15/22	3,180	2,971
8.50%, 07/15/27	2,780	2,802
6.38%, 09/01/28	1,618	1,496
6.63%, 09/01/30	1,675	1,544
Parkland Fuel Corporation
5.88%, 07/15/27 (a)	3,255	3,427
PDC Energy, Inc.
5.75%, 05/15/26	6,195	5,776
Southwestern Energy Company
7.50%, 04/01/26	2,310	2,258
8.38%, 09/15/28	2,755	2,702
Sunoco LP
5.50%, 02/15/26	5,110	5,118
Tallgrass Energy Partners, LP
6.00%, 03/01/27 (a)	6,000	5,541
Targa Resource Corporation
6.50%, 07/15/27	2,000	2,091
5.50%, 03/01/30 (a)	9,000	8,950
Transocean Pontus Limited
6.13%, 08/01/25 (a)	5,125	4,573
		76,731
Materials 9.5%
Allegheny Technologies Incorporated
7.88%, 08/15/23 (d)	5,618	5,735
5.88%, 12/01/27 (c)	3,055	2,936
ARD Finance S.A.
6.50%, 06/30/27 (a) (b)	5,425	5,392
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (a)	5,000	5,088
CVR Partners, LP
9.25%, 06/15/23 (a)	8,900	8,233
Element Solutions, Inc.
3.88%, 09/01/28 (a)	3,980	3,908
First Quantum Minerals Ltd
7.25%, 05/15/22 (a)	4,450	4,456

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (a)	2,394	2,395
IAMGOLD Corporation
5.75%, 10/15/28 (a) (c)	5,815	5,619
Kaiser Aluminum Corporation
4.63%, 03/01/28 (a)	5,485	5,130
Warrior Met Coal, Inc.
8.00%, 11/01/24 (a)	5,000	5,086
		53,978
Financials 9.4%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	6,000	6,080
AG Issuer LLC
6.25%, 03/01/28 (a)	1,195	1,191
Alpha 2 B.V.
8.75%, 06/01/23 (a) (b)	2,875	2,895
AssuredPartners, Inc.
7.00%, 08/15/25 (a)	6,535	6,652
EG Global Finance PLC
8.50%, 10/30/25 (a)	5,033	5,300
Ford Motor Credit Company LLC
3.82%, 11/02/27	4,475	4,268
5.11%, 05/03/29	3,990	4,100
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (a)	2,100	2,086
Nesco Holdings, Inc.
10.00%, 08/01/24 (a)	5,500	5,774
RHP Hotel Properties, LP
5.00%, 04/15/23	1,850	1,811
4.75%, 10/15/27	3,765	3,471
The PRA Group, Inc.
7.38%, 09/01/25 (a)	4,605	4,801
USA Compression Finance Corp.
6.88%, 09/01/27	5,300	5,234
		53,663
Industrials 5.8%
Granite US Holdings Corporation
11.00%, 10/01/27 (a)	5,600	5,768
H&E Equipment Services, Inc.
5.63%, 09/01/25	5,000	5,211
Herc Holdings Inc.
5.50%, 07/15/27 (a)	5,000	5,167
Manitowoc Foodservice Companies, LLC
9.50%, 02/15/24	2,883	2,953
Maxim Crane Works Holdings Capital, LLC
10.13%, 08/01/24 (a)	3,790	3,836
Teekay Offshore Operating L.P.
8.50%, 07/15/23 (a)	5,005	4,304
TransDigm Inc.
6.38%, 06/15/26	5,735	5,756
		32,995
Health Care 5.4%
DaVita Inc.
3.75%, 02/15/31 (a)	5,490	5,289
Emergent BioSolutions Inc.
3.88%, 08/15/28 (a)	5,505	5,506
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (a)	5,000	5,003
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/28 (a)	6,750	7,011
Tenet Healthcare Corporation
7.00%, 08/01/25 (c)	2,650	2,727
6.13%, 10/01/28 (a)	4,585	4,467
6.88%, 11/15/31	680	668
		30,671
Information Technology 5.1%
Avaya, Inc.
6.13%, 09/15/28 (a)	5,830	5,953
NCR Corporation
5.75%, 09/01/27 (a)	5,000	5,224
5.00%, 10/01/28 (a)	850	850
Veritas USA Inc.
7.50%, 09/01/25 (a) (c)	5,675	5,851
ViaSat, Inc.
6.50%, 07/15/28 (a)	4,625	4,636
Xerox Holdings Corporation
5.00%, 08/15/25 (a)	6,990	6,905
		29,419
Consumer Staples 3.1%
Herbalife Nutrition Ltd.
7.88%, 09/01/25 (a)	4,315	4,632
JBS Investments II GmbH
5.75%, 01/15/28 (a)	5,000	5,238
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	7,911	8,043
		17,913
Real Estate 2.0%
Iron Mountain Incorporated
4.88%, 09/15/27 (a)	3,265	3,332
5.00%, 07/15/28 (a)	2,300	2,355
XHR LP
6.38%, 08/15/25 (a)	5,610	5,622
		11,309
Total Corporate Bonds And Notes (cost $505,170)		527,705
SENIOR FLOATING RATE INSTRUMENTS 3.1%
Consumer Discretionary 1.2%
Caesars Resort Collection, LLC
2020 Term Loan B1, 0.00%, (3M USD LIBOR + 4.50%), 06/19/25 (e) (f)	5,520	5,334
California Pizza Kitchen, Inc.
2016 2nd Lien Term Loan, 0.00%, 08/23/23 (g) (h)	230	4
Comet Acquisition, Inc.
2nd Lien Term Loan, 7.72%, (3M USD LIBOR + 7.50%), 10/23/26 (e)	530	466
Delta Air Lines, Inc.
Term Loan B, 0.00%, (3M USD LIBOR + 3.75%), 09/16/27 (e) (f)	740	745
		6,549
Consumer Staples 0.9%
Coty Inc.
2018 USD Term Loan B, 2.41%, (1M USD LIBOR + 2.25%), 03/29/25 (e)	5,970	5,317
PFS Holding Corporation
2nd Lien Term Loan, 0.00%, 01/31/22 (g) (h)	751	56
		5,373
Industrials 0.6%
Tutor Perini Corporation
Term Loan B, 0.00%, (3M USD LIBOR + 4.75%), 08/13/27 (e) (f)	3,685	3,630
Communication Services 0.4%
Radiate Holdco, LLC
1st Lien Term Loan B, 0.00%, (3M USD LIBOR + 3.50%), 09/10/26 (e) (f)	925	908
Uber Technologies, Inc.
2018 Term Loan, 0.00%, (3M USD LIBOR + 4.00%), 04/04/25 (e) (f)	1,116	1,106
		2,014
Total Senior Floating Rate Instruments (cost $18,641)		17,566
PREFERRED STOCKS 0.8%
Energy 0.6%
Crestwood Equity Partners LP, 9.25% (i)	607	3,574
Financials 0.2%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27	49	810
Total Preferred Stocks (cost $4,999)		4,384
WARRANTS 0.0%
Ascent Resources - Marcellus, LLC - 2nd Lien A (g) (j)	34	3
Ascent Resources - Marcellus, LLC - 2nd Lien B (g) (j)	27	1
Total Warrants (cost $8)		4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC (g) (j)	5	4
Total Common Stocks (cost $16)		4
SHORT TERM INVESTMENTS 7.9%
Investment Companies 4.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (k) (l)	8,904	8,904
T. Rowe Price Government Reserve Fund, 0.09% (k) (l)	17,472	17,472
		26,376
Securities Lending Collateral 3.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (k) (l)	18,511	18,511
Total Short Term Investments (cost $44,887)		44,887
Total Investments 104.2% (cost $573,721)		594,550
Other Assets and Liabilities, Net (4.2)%		(23,718)
Total Net Assets 100.0%		570,832

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $406,909 and 71.3% of the Fund.

(b) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(c) All or a portion of the security was on loan as of September 30, 2020.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(g) Non-income producing security.

(h) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 99.4%
Information Technology 18.3%
Analog Devices, Inc.	132	15,401
Apple Inc.	443	51,261
Applied Materials, Inc.	968	57,564
ASML Holding - ADR	40	14,786
Broadcom Inc.	152	55,533
Fiserv, Inc. (a)	121	12,423
Keysight Technologies, Inc. (a)	177	17,518
Lam Research Corp.	26	8,526
Micron Technology, Inc. (a)	757	35,544
Microsoft Corporation	688	144,741
Motorola Solutions Inc.	83	13,015
NVIDIA Corporation	86	46,572
NXP Semiconductors N.V.	486	60,632
Qualcomm Incorporated	1,054	124,089
Salesforce.Com, Inc. (a)	11	2,865
SAP SE	35	5,412
Synopsys Inc. (a)	143	30,629
Texas Instruments Incorporated	263	37,539
		734,050
Financials 15.3%
American International Group, Inc.	2,452	67,516
Bank of America Corporation	3,671	88,446
Capital One Financial Corporation	696	50,041
Chubb Limited	73	8,469
CME Group Inc.	71	11,925
E*TRADE Financial Corp.	768	38,462
Equitable Holdings, Inc.	2,253	41,088
Intercontinental Exchange, Inc.	68	6,766
JPMorgan Chase & Co.	407	39,203
Marsh & McLennan Companies, Inc.	293	33,606
MetLife, Inc.	1,004	37,302
Morgan Stanley	2,357	113,947
Principal Financial Group, Inc.	170	6,832
The Charles Schwab Corporation	11	408
The Goldman Sachs Group, Inc.	69	13,920
The Hartford Financial Services Group, Inc.	486	17,919
The PNC Financial Services Group, Inc.	120	13,154
Wells Fargo & Company	1,017	23,902
		612,906
Health Care 14.7%
AbbVie Inc.	526	46,105
Agilent Technologies, Inc.	337	33,969
Anthem, Inc.	116	31,154
Bausch Health Companies Inc. (a)	870	13,518
Becton, Dickinson and Company	61	14,123
Biogen Inc. (a)	9	2,638
Boston Scientific Corporation (a)	1,075	41,074
CVS Health Corporation	21	1,200
Danaher Corporation	698	150,280
Elanco Animal Health (a)	503	14,045
HCA Healthcare, Inc.	422	52,637
Medtronic Public Limited Company	271	28,155
Stryker Corporation	159	33,219
Thermo Fisher Scientific Inc.	201	88,593
UnitedHealth Group Incorporated	88	27,311
Zimmer Biomet Holdings, Inc.	87	11,887
		589,908
Industrials 13.5%
Caterpillar Inc.	256	38,207
Cummins Inc.	55	11,677
Deere & Company	321	71,252
FedEx Corporation	110	27,615
General Electric Company	9,014	56,158
Honeywell International Inc.	339	55,864
Jacobs Engineering Group Inc.	295	27,323
Johnson Controls International Public Limited Company	620	25,318
Norfolk Southern Corporation	245	52,389
Otis Worldwide Corporation	159	9,945
Rockwell Automation Inc.	127	28,091
Roper Technologies, Inc.	45	17,695
Union Pacific Corporation	207	40,826
United Parcel Service Inc. - Class B	345	57,465
United Rentals Inc. (a)	131	22,790
		542,615
Utilities 8.8%
Ameren Corporation	438	34,639
American Electric Power Company, Inc.	64	5,239
Dominion Energy, Inc.	41	3,228
Duke Energy Corporation	64	5,677
Edison International	43	2,187
Entergy Corporation	166	16,393
Iberdrola, Sociedad Anonima	58	714
NextEra Energy, Inc.	471	130,750
NiSource Inc.	430	9,459
Public Service Enterprise Group Inc.	466	25,600
Sempra Energy	620	73,326
The AES Corporation	869	15,731
The Southern Company	602	32,621
		355,564
Consumer Discretionary 7.9%
General Motors Company	592	17,517
Hilton Worldwide Holdings Inc.	367	31,347
Lennar Corporation - Class A	341	27,885
Magna International Inc.	307	14,040
Marriott International, Inc. - Class A	276	25,560
McDonald's Corporation	265	58,175
MGM Resorts International	669	14,545
O'Reilly Automotive, Inc. (a)	33	15,170
Ross Stores Inc.	198	18,487
Stanley Black & Decker, Inc.	140	22,692
The Home Depot, Inc.	44	12,204
TJX Cos. Inc.	307	17,060
Yum! Brands, Inc.	465	42,435
		317,117
Materials 6.5%
DuPont de Nemours, Inc.	304	16,862
International Paper Company	1,004	40,695
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	21	3,366
Linde Public Limited Company	367	87,399
Packaging Corporation of America	524	57,170
PPG Industries, Inc.	227	27,763
Westrock Company, Inc.	787	27,339
		260,594
Communication Services 4.7%
Alphabet Inc. - Class C (a)	103	150,803
Booking Holdings Inc. (a)	—	352
Facebook, Inc. - Class A (a)	4	969
Walt Disney Co.	301	37,374
		189,498
Real Estate 4.6%
ProLogis Inc.	1,275	128,249
Sun Communities Inc.	179	25,139
Welltower Inc.	135	7,441
Weyerhaeuser Company	785	22,377
		183,206
Energy 2.9%
Enbridge Inc.	1,009	29,465
EOG Resources, Inc.	116	4,157
Exxon Mobil Corporation	56	1,936
Halliburton Company	569	6,858
TC Energy Corporation	673	28,271
The Williams Companies, Inc.	2,342	46,015
		116,702
Consumer Staples 2.2%
PepsiCo, Inc.	15	2,065
Philip Morris International Inc.	374	28,047
The Coca-Cola Company	288	14,211
Tyson Foods Inc. - Class A	720	42,826
		87,149
Total Common Stocks (cost $3,670,767)		3,989,309

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
PREFERRED STOCKS 0.2%
Utilities 0.2%
The Southern Company, 6.75%, 08/01/22 (b)	144	6,716
Total Preferred Stocks (cost $7,273)		6,716
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	4,771	4,771
T. Rowe Price Government Reserve Fund, 0.09% (c) (d)	28,616	28,616
Total Short Term Investments (cost $33,387)		33,387
Total Investments 100.4% (cost $3,711,427)		4,029,412
Other Assets and Liabilities, Net (0.4)%		(14,724)
Total Net Assets 100.0%		4,014,688

(a) Non-income producing security.

(b) Convertible security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 96.7%
Switzerland 12.2%
Alcon AG (a)	915	51,829
Lonza Group AG	98	60,500
Nestle SA	528	62,716
Sika AG	246	60,353
		235,398
Canada 10.9%
Canadian Pacific Railway Limited	264	80,302
Lululemon Athletica Inc. (a)	197	64,957
Shopify Inc. - Class A (a)	63	64,207
		209,466
United Kingdom 8.6%
AON Public Limited Company	189	38,969
Experian PLC	2,004	75,335
Smith & Nephew PLC	2,646	51,673
		165,977
United States of America 8.4%
Mettler-Toledo International Inc. (a)	50	48,283
ResMed Inc.	376	64,455
Steris Limited	277	48,815
		161,553
France 7.4%
Cie Generale d'Optique Essilor International SA	269	36,547
LVMH Moet Hennessy Louis Vuitton SE	147	68,764
Pernod-Ricard SA	238	37,911
		143,222
Netherlands 5.6%
Adyen B.V. (a)	24	43,131
ASML Holding - ADR	172	63,614
		106,745
Ireland 5.5%
Accenture Public Limited Company - Class A	330	74,653
Icon Public Limited Company (a)	164	31,340
		105,993
Argentina 4.8%
MercadoLibre S.R.L (a)	84	91,335
Denmark 4.7%
DSV Panalpina A/S	559	90,758
Taiwan 4.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,118	90,614
Australia 4.4%
CSL Ltd.	410	84,779
China 4.0%
Tencent Holdings Limited	1,140	76,872
Hong Kong 3.7%
AIA Group Limited	7,144	70,824
Japan 3.3%
Keyence Corp.	138	64,298
Sweden 2.7%
Atlas Copco Aktiebolag - Class A	1,089	51,928
India 2.3%
HDFC Bank Limited - ADR (a)	884	44,184
Italy 2.0%
Ferrari N.V.	207	38,003
Spain 1.5%
Amadeus IT Group SA	514	28,621
Total Common Stocks (cost $1,223,322)		1,860,570
SHORT TERM INVESTMENTS 3.3%
Investment Companies 3.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	64,380	64,380
Total Short Term Investments (cost $64,380)		64,380
Total Investments 100.0% (cost $1,287,702)		1,924,950
Other Assets and Liabilities, Net (0.0)%		(270)
Total Net Assets 100.0%		1,924,680

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 46.2%
Financials 17.6%
ACE Convergence Acquisition Corp. (a)	69	705
Apex Technology Acquisition Corporation - Class A (a)	137	1,447
Artius Acquisition Inc. (a)	54	565
Bespoke Capital Acquisition Corp - Class A (a)	28	270
CC Neuberger Principal Holdings I - Class A (a)	8	84
CHP Merger Corp. - Class A (a)	61	621
Churchill Capital Corp II - Class A (a)	31	325
Churchill Capital Corp IV (a)	55	549
Cohn Robbins Holdings Corp. (a)	68	688
D8 Holdings Corp (a)	7	67
DMY Technology Group, Inc. - Class A (a)	39	500
Dragoneer Growth Opportunities Corp. (a)	2	24
E*TRADE Financial Corp. (b)	27	1,339
E.Merge Technology Acquisition Corp. (a)	48	483
Equity Distribution Acquisition Corp. (a)	14	143
Flying Eagle Acquisition Corp. - Class A (a)	3	39
Foley Trasimene Acquisition Corp. - Class A (a)	14	146
Fortress Value Acquisition Corp. - Class A (a)	10	131
FTAC Olympus Acquisition Corp. (a)	19	194
Fusion Acquisition Corp. - Class A (a)	67	661
Genworth Financial, Inc. - Class A (a)	25	85
Gigcapital2 Inc. (a)	62	626
Gigcapital3, Inc. (a)	13	130
Gores Holdings IV, Inc. - Class A (a)	49	508
Grid Dynamics Holdings, Inc. - Class A (a)	38	291
Haymaker Acquisition Corp. - Class A (a)	98	985
Highcape Capital Acquisition Corp. (a)	75	757
HPX Corp. (a)	34	352
Hudson Executive Investment Corp. - Class A (a)	36	351
InterPrivate Acquisition Corp. (a)	45	449
Jaws Acquisition Corp. - Class A (a)	11	110
Juniper Industrial Holdings, Inc. - Class A (a)	107	1,115
Kaixin Auto Holdings (a)	25	14
LGL Systems Acquisition Corp. - Class A (a)	87	877
Longview Acquisition Corp. - Class A (a)	146	1,430
Merida Merger Corp. I (a)	152	1,494
Monocle Acquisition Corporation (a)	24	246
New Providence Acquisition Corp. - Class A (a)	46	460
Orisun Acquisition Corp. (a)	15	151
Osprey Technology Acquisition Corp. - Class A (a)	35	357
Pershing Square Tontine Holdings, Ltd. - Class A (a)	3	78
Pivotal Investment Corporation II - Class A (a)	114	1,312
Proptech Acquisition Corporation - Class A (a)	20	226
Reebonz Holding Limited (a)	1	—
Software Acquisition Group Inc. - Class A (a)	55	546
Subversive Capital Acquisition Corp. - Class A (a)	70	691
Syncora Holdings Ltd.	306	88
Thunder Bridge Acquisition II, Ltd - Class A (a)	68	696
Tortoise Acquisition Corp. II (a)	25	272
Trebia Acquisition Corp. - Class A (a)	82	833
		24,511
Information Technology 7.5%
Bitauto Holdings Limited - ADR (a)	2	27
CoreLogic, Inc. (c)	20	1,367
Dell Technology Inc. - Class C (a) (c)	57	3,865
Fitbit, Inc. - Class A (a)	104	721
Maxim Integrated Products, Inc. (b)	60	4,025
Virtusa Corporation (a) (c)	8	410
		10,415
Consumer Discretionary 4.7%
eBay Inc. (c)	16	849
Grubhub Holdings Inc. (a) (b)	55	3,956
L Brands, Inc. (c)	55	1,756
Tiffany & Co.	—	29
		6,590
Communication Services 4.0%
Beijing Wuba Information Technology Co., Ltd. (a) (d) (e)	75	2,107
Fox Corporation - Class A	58	1,615
Madison Square Garden Entertainment Corp. - Class A (a) (c)	9	637
Match Group, Inc. (a)	—	34
Vodafone Group Public Limited Company - ADR (c)	92	1,239
		5,632
Materials 3.6%
DuPont de Nemours, Inc. (b) (c)	90	5,007
Health Care 2.8%
Pfenex Inc. (a)	73	926
Varian Medical Systems, Inc. (a) (c)	17	2,896
		3,822
Energy 2.4%
Marathon Petroleum Corporation (b) (c)	103	3,016
Noble Energy, Inc.	13	112
Royal Dutch Shell PLC - Class B - ADR	11	267
		3,395
Industrials 1.9%
Kansas City Southern	7	1,198
Navistar International Corporation (a) (c)	32	1,406
XPO Logistics, Inc. (a) (c)	1	102
		2,706
Utilities 0.9%
FirstEnergy Corp. (c)	24	678
Vivint Solar, Inc. (a)	14	608
		1,286
Consumer Staples 0.8%
Whole Earth Brands, Inc. - Class A (a)	126	1,048
Total Common Stocks (cost $63,605)		64,412
OTHER EQUITY INTERESTS 7.4%
Consumer Discretionary 7.4%
Altaba Inc. (a) (f) (g)	459	10,376
Total Other Equity Interests (cost $14,978)		10,376
SENIOR FLOATING RATE INSTRUMENTS 7.2%
Information Technology 3.2%
Refinitiv US Holdings Inc.
2018 USD Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 09/12/25 (h)	4,562	4,513
Communication Services 2.1%
Rentpath, Inc.
2017 Term Loan, 0.00%, 12/17/21 (a) (i)	3,868	2,730
2020 DIP Term Loan, 8.00%, (1M USD LIBOR + 7.00%), 12/31/48 (f) (h)	181	166
		2,896
Energy 1.8%
Heritage Power LLC
Term Loan B, 7.00%, (3M USD LIBOR + 6.00%), 08/02/26 (h)	2,606	2,481
Consumer Discretionary 0.1%
Advantage Sales & Marketing, Inc.
New 1st Lien Term Loan, 0.00%, (3M USD LIBOR + 3.25%), 07/23/21 (h) (j)	183	180
Total Senior Floating Rate Instruments (cost $10,580)		10,070
CORPORATE BONDS AND NOTES 6.3%
Information Technology 2.4%
Ingram Micro Inc.
5.45%, 12/15/24 (k)	631	673
Intel Corporation
2.45%, 11/15/29	243	264
QualityTech, LP
3.88%, 10/01/28 (l)	36	36
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (l)	1,931	2,067
8.25%, 11/15/26 (l)	222	243
		3,283
Health Care 1.7%
Polaris Intermediate School
8.50%, 12/01/22 (l) (m)	2,342	2,384

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Industrials 1.4%
APX Group, Inc.
7.88%, 12/01/22	2,023	2,028
Consumer Discretionary 0.8%
Carvana Co.
5.88%, 10/01/28 (l)	100	99
Lithia Motors, Inc.
4.38%, 01/15/31 (l)	104	104
Michaels Stores, Inc.
4.75%, 10/01/27 (l)	100	99
Stars Group Holdings B.V.
7.00%, 07/15/26 (l)	501	531
Yum! Brands, Inc.
3.63%, 03/15/31	250	250
		1,083
Total Corporate Bonds And Notes (cost $8,744)		8,778
PREFERRED STOCKS 5.2%
Financials 3.0%
Federal Home Loan Mortgage Corporation - Series Z, 7.88%, (callable at 25 beginning 12/31/22) (a) (n)	47	418
Federal National Mortgage Association, Inc. - Series S, 8.25%, (callable at 25 beginning 12/31/20) (a) (n)	421	3,739
		4,157
Consumer Discretionary 2.1%
Qurate Retail, Inc. (a)	30	2,934
Industrials 0.1%
WESCO International, Inc. - Series A, 10.63%, (callable at 25 beginning 06/22/25) (n)	4	123
Total Preferred Stocks (cost $6,831)		7,214
INVESTMENT COMPANIES 5.1%
BlackRock MuniYield Quality Fund III, Inc.	99	1,335
Eaton Vance Floating-Rate Income Trust	45	535
Nuveen AMT-Free Quality Municipal Income Fund (b)	95	1,362
Nuveen Intermediate Duration Municipal Term Fund (b)	99	1,321
Nuveen Municipal Credit Income Fund (b)	83	1,222
Nuveen New York AMT-Free Quality Municipal Income Fund (b)	100	1,291
Total Investment Companies (cost $7,387)		7,066
WARRANTS 1.4%
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (f)	120	8
Apex Technology Acquisition Corporation (a)	68	133
CC Neuberger Principal Holdings I (a)	3	5
CF Finance Acquisition Corp. (a)	175	172
CHP Merger Corp. (a)	30	40
Churchill Capital Corp II (a)	10	22
CIIG Merger Corp. (a)	91	78
DMY Technology Group, Inc. (a)	27	81
Flying Eagle Acquisition Corp. (a)	—	—
Foley Trasimene Acquisition Corp. (a)	5	11
Fortress Value Acquisition Corp. (a)	11	36
Fusion Acquisition Corp. (a)	34	37
Gigcapital2 Inc. (a)	62	56
Gigcapital3, Inc. (a)	10	6
Gores Holdings IV, Inc. (a)	9	15
Grid Dynamics Holdings, Inc. (a)	19	30
Haymaker Acquisition Corp. (a)	21	21
Hudson Executive Investment Corp. (a)	18	21
International General Insurance Holdings Ltd. (a)	32	18
InterPrivate Acquisition Corp. (a)	22	18
Jaws Acquisition Corp. (a)	4	7
Juniper Industrial Holdings, Inc. (a)	103	179
Kaixin Auto Holdings (a)	123	1
KLDiscovery (a)	78	23
LGL Systems Acquisition Corp. (a)	44	47
Longview Acquisition Corp. (a)	49	47
Merida Merger Corp. I (a)	76	39
Monocle Acquisition Corporation (a)	24	12
New Providence Acquisition Corp. (a)	23	28
Pershing Square Tontine Holdings, Ltd. (a)	—	3
Pivotal Investment Corporation II (a)	78	288
Proptech Acquisition Corporation (a)	23	37
Reebonz Holding Limited (a)	51	—
SCVX Corp. (a)	23	34
Software Acquisition Group Inc. (a)	27	25
Thunder Bridge Acquisition II, Ltd (a)	116	159
Trebia Acquisition Corp. (a)	27	41
Tuscan Holdings Corp. (a)	87	37
Whole Earth Brands, Inc. (a)	63	60
Total Warrants (cost $1,230)		1,875
RIGHTS 0.7%
Alder BioPharmaceuticals, Inc. (a) (f)	296	371
Bristol-Myers Squibb Company (a)	92	207
Dyax Corp. (a) (f)	134	13
Gigcapital2 Inc. (a)	62	20
Pan American Silver Corp. (a)	429	334
Total Rights (cost $625)		945
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (o) (p)	339	339
Total Short Term Investments (cost $339)		339
Total Investments 79.7% (cost $114,319)		111,075
Total Securities Sold Short (0.2)% (proceeds $235)		(254)
Total Purchased Options 0.7% (cost $1,309)		966
Other Derivative Instruments (2.4)%		(3,376)
Other Assets and Liabilities, Net 22.2%		30,965
Total Net Assets 100.0%		139,376

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Shares subject to merger appraisal rights.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 2.0% of the Fund’s net assets.

(j) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(l) Security is exempt from registration under the Securities Act of 1933, as amended.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

As of September 30, 2020, the value and the percentage of net assets of these securities was $5,563 and 4.0% of the Fund.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) Perpetual security. Next contractual call date presented, if applicable.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.2%)
U.S. Treasury Note (0.2%)
Treasury, United States Department of
1.75%, 11/15/29	(231)	(254)
Total Government And Agency Obligations (proceeds $235)		(254)
Total Securities Sold Short (0.2%) (proceeds $235)		(254)

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
CoreLogic, Inc.	Put	55.00	10/16/20	202	2
Dell Technologies Inc.	Put	55.00	10/16/20	441	1
Dell Technologies Inc.	Put	52.50	10/16/20	130	—
Dell Technologies Inc.	Put	35.00	10/16/20	140	—
DuPont de Nemours, Inc.	Put	50.00	10/16/20	527	16
eBay Inc.	Put	50.00	10/16/20	516	41
eBay Inc.	Put	45.00	10/16/20	126	1
eBay Inc.	Put	45.00	11/20/20	111	11
Exchange Listed Funds Trust	Put	20.00	11/20/20	338	27
FirstEnergy Corp.	Put	24.00	10/16/20	236	1
iShares U.S. Medical Devices ETF	Put	295.00	01/15/21	71	119
Kansas City Southern	Put	170.00	10/16/20	67	10
L Brands, Inc.	Put	25.00	10/16/20	552	8
Madison Square Garden Entertainment Corp.	Put	55.00	11/20/20	244	22
Marathon Petroleum Corporation	Put	32.50	10/16/20	850	289
Marathon Petroleum Corporation	Put	30.00	10/16/20	178	31
Navistar International Corporation	Put	36.00	10/16/20	166	5
Navistar International Corporation	Put	36.00	11/20/20	157	17
SPDR S&P 500 ETF	Put	340.00	10/16/20	81	78
SPDR S&P 500 ETF	Put	330.00	10/16/20	61	31
The Madison Square Garden Company	Put	145.00	10/16/20	173	35
Vodafone Group Public Limited Company	Put	12.00	10/16/20	1,789	16
XPO Logistics, Inc.	Put	65.00	11/20/20	106	11
XPO Logistics, Inc.	Put	60.00	11/20/20	49	2
					774

JNL/Westchester Capital Event Driven Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Bayer Aktiengesellschaft	JPM	Put	EUR	52.00	10/16/20	152	18
Bayer Aktiengesellschaft	JPM	Put	EUR	53.00	10/16/20	309	50
Bayer Aktiengesellschaft	JPM	Put	EUR	50.00	11/20/20	161	31
Bayer Aktiengesellschaft	JPM	Put	EUR	51.00	10/16/20	271	21
Deutsche Telekom AG	JPM	Put	EUR	13.00	11/20/20	789	16
Deutsche Telekom AG	JPM	Put	EUR	13.00	10/16/20	764	2
Deutsche Telekom AG	JPM	Put	EUR	12.20	11/20/20	202	2
Siemens Aktiengesellschaft	BOA	Put	EUR	104.00	11/20/20	29	7
Siemens Aktiengesellschaft	BOA	Put	EUR	104.00	10/16/20	162	8
Siemens Aktiengesellschaft	JPM	Put	EUR	96.00	11/20/20	21	2
Siemens Aktiengesellschaft	JPM	Put	EUR	104.00	11/20/20	141	33
William Hill PLC	JPM	Put	GBP	190.00	11/20/20	241	2
							192

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
CoreLogic, Inc.	Call	65.00	10/16/20	202	(76)
Dell Technologies Inc.	Call	60.00	10/16/20	441	(353)
Dell Technologies Inc.	Call	57.50	10/16/20	130	(135)
DuPont de Nemours, Inc.	Call	55.00	10/16/20	527	(106)
eBay Inc.	Call	55.00	10/16/20	644	(31)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
eBay Inc.	Call	50.00	11/20/20	111	(49)
Exchange Listed Funds Trust	Put	17.00	11/20/20	338	(7)
FirstEnergy Corp.	Call	27.00	10/16/20	236	(51)
Immunomedics, Inc.	Call	90.00	11/20/20	5	—
L Brands, Inc.	Call	27.00	10/16/20	552	(275)
Madison Square Garden Entertainment Corp.	Call	65.00	11/20/20	244	(161)
Marathon Petroleum Corporation	Call	40.00	10/16/20	637	(4)
Marathon Petroleum Corporation	Call	35.00	10/16/20	178	(2)
Navistar International Corporation	Call	40.00	10/16/20	166	(73)
Navistar International Corporation	Call	42.00	11/20/20	157	(45)
SPDR S&P 500 ETF	Call	350.00	11/20/20	127	(67)
SPDR S&P 500 ETF	Put	320.00	10/16/20	37	(9)
SPDR S&P 500 ETF	Put	310.00	10/16/20	36	(5)
The Madison Square Garden Company	Call	155.00	10/16/20	173	(39)
Varian Medical Systems, Inc.	Call	175.00	11/20/20	73	(7)
Virtusa Corporation	Call	55.00	10/16/20	12	—
Vodafone Group Public Limited Company	Call	16.00	10/16/20	650	—
Vodafone Group Public Limited Company	Call	15.00	10/16/20	650	(1)
Vodafone Group Public Limited Company	Call	14.00	10/16/20	489	(8)
XPO Logistics, Inc.	Call	75.00	11/20/20	106	(133)
XPO Logistics, Inc.	Call	67.50	11/20/20	49	(91)
					(1,728)

JNL/Westchester Capital Event Driven Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Bayer Aktiengesellschaft	JPM	Put	EUR	62.00	10/16/20	482	(496)
Bayer Aktiengesellschaft	JPM	Put	EUR	63.00	10/16/20	98	(112)
Bayer Aktiengesellschaft	JPM	Put	EUR	58.00	10/16/20	152	(89)
Bayer Aktiengesellschaft	JPM	Put	EUR	58.00	11/20/20	161	(114)
Deutsche Telekom AG	JPM	Call	EUR	15.00	10/16/20	764	(4)
Deutsche Telekom AG	JPM	Call	EUR	15.00	11/20/20	789	(21)
Deutsche Telekom AG	JPM	Call	EUR	14.00	11/20/20	202	(16)
Siemens Aktiengesellschaft	BOA	Call	EUR	114.00	10/16/20	162	(144)
Siemens Aktiengesellschaft	BOA	Call	EUR	114.00	11/20/20	29	(33)
Siemens Aktiengesellschaft	JPM	Call	EUR	114.00	11/20/20	141	(161)
Siemens Aktiengesellschaft	JPM	Call	EUR	106.00	11/20/20	21	(35)
William Hill PLC	JPM	Put	GBP	210.00	11/20/20	241	(5)
							(1,230)

JNL/Westchester Capital Event Driven Fund – Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	JPM	03/17/21	EUR	2,822	3,320	(41)
EUR/USD	JPM	03/17/21	EUR	4,505	5,299	337
USD/CAD	JPM	11/17/20	CAD	(2,859)	(2,148)	21
USD/CHF	JPM	12/04/20	CHF	(2,454)	(2,669)	40
USD/EUR	GSC	10/08/20	EUR	(429)	(502)	(17)
USD/EUR	GSC	10/08/20	EUR	(127)	(149)	1
USD/EUR	JPM	10/13/20	EUR	(317)	(371)	2
USD/EUR	GSC	11/18/20	EUR	(3,230)	(3,790)	(146)
USD/EUR	JPM	11/27/20	EUR	(2,612)	(3,065)	(18)
USD/EUR	JPM	12/07/20	EUR	(4,007)	(4,704)	(40)
USD/EUR	GSC	12/22/20	EUR	(117)	(137)	1
USD/EUR	JPM	03/17/21	EUR	(11,328)	(13,330)	(532)
USD/EUR	JPM	03/17/21	EUR	(317)	(371)	5
USD/GBP	GSC	12/10/20	GBP	(555)	(716)	(9)
USD/GBP	JPM	12/10/20	GBP	(713)	(920)	(13)
USD/GBP	GSC	05/12/21	GBP	(333)	(430)	(4)
USD/GBP	GSC	05/12/21	GBP	(301)	(389)	1
USD/HKD	JPM	11/10/20	HKD	(2,269)	(292)	—
USD/JPY	JPM	10/15/20	JPY	(277,766)	(2,634)	(24)
USD/NZD	JPM	12/08/20	NZD	(129)	(85)	2
					(28,083)	(434)

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Bristol-Myers Squibb Company (E)	1M LIBOR +0.00% (Q)	BOA	12/21/20 ††	—	—	87

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Faurecia (E)	1M LIBOR +0.45% (Q)	BOA	01/28/21 ††	212	—	(1)
GrandVision (E)	1M LIBOR +0.50% (Q)	BOA	02/10/21 ††	3,447	—	(269)
Livongo Health, Inc. (E)	1M LIBOR -0.75% (Q)	BOA	10/21/21 ††	2,570	—	187
Northview Apartment Real Estate Investment Trust (E)	1M LIBOR +0.70% (Q)	BOA	07/12/21 ††	1,958	—	183
Qiagen N.V. (E)	1M LIBOR +0.45% (Q)	BOA	10/04/21 ††	978	—	101
Qiagen N.V. (E)	1M LIBOR +0.45% (Q)	BOA	07/05/21 ††	3,821	—	221
Renault (E)	1M LIBOR +0.35% (Q)	BOA	05/29/20 ††	94	—	10
Siemens Aktiengesellschaft (E)	1M LIBOR +0.35% (Q)	BOA	06/08/21 ††	2,315	—	101
Siemens Energy AG (E)	1M LIBOR +0.00% (Q)	BOA	08/30/21 ††	—	—	258
Sunrise Communications AG (E)	1M LIBOR +0.45% (Q)	BOA	08/17/21 ††	2,667	—	(21)
Advanced Disposal Services, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	04/21/21 ††	2,065	—	2
CF Finance Acquisition Corp. (E)	1M LIBOR +1.10% (Q)	GSC	03/03/21 ††	349	—	—
Delphi Technologies PLC (E)	1M LIBOR +0.50% (Q)	GSC	03/31/21 ††	4,204	—	991
E*Trade Financial Corporation (E)	1M LIBOR +0.50% (Q)	GSC	03/31/21 ††	5,627	—	129
eBay Inc. (E)	1M LIBOR +0.50% (Q)	GSC	04/21/21 ††	1,970	—	1,114
Fiat Chrysler Automobiles N.V. (E)	1M LIBOR +0.45% (Q)	GSC	01/28/21 ††	4,402	1	(192)
G4S PLC (E)	1M LIBOR +0.50% (Q)	GSC	11/02/21 ††	730	—	50
Immunomedics, Inc. (E)	1M LIBOR +1.10% (Q)	GSC	10/27/21 ††	2,421	—	(8)
Ingenico Group (E)	1M LIBOR +0.50% (Q)	GSC	06/23/21 ††	3,858	—	(98)
NetEnt AB (publ) (E)	1M LIBOR +0.50% (Q)	GSC	08/03/21 ††	581	—	8
Nuveen New Jersey Investment Quality Municipal Fund, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	04/14/21 ††	695	—	7
Rocket Internet SE (E)	1M LIBOR +0.50% (Q)	GSC	10/21/21 ††	139	—	(1)
SCVX Corp. (E)	1M LIBOR +1.10% (Q)	GSC	10/21/21 ††	465	—	(6)
TD Ameritrade Holding Corporation (E)	1M LIBOR +0.50% (Q)	GSC	03/09/21 ††	11,587	—	(2,007)
Tiffany & Co. (E)	1M LIBOR +0.50% (Q)	GSC	03/31/21 ††	10,800	—	(1,332)
Vodafone Group Public Limited Company (E)	1M LIBOR +0.00% (Q)	GSC	03/24/21 ††	1,732	—	(570)
William Hill PLC (E)	1M LIBOR +0.50% (Q)	GSC	10/27/21 ††	571	—	167
Willis Towers Watson Public Limited Company (E)	1M LIBOR +0.50% (Q)	GSC	04/14/21 ††	8,180	—	1,107
Wright Medical Group N.V. (E)	1M LIBOR +0.50% (Q)	GSC	12/30/21 ††	8,738	—	299
XPO Logistics, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	03/24/21 ††	1,417	—	(207)
Axalta Coating Systems Ltd. (E)	1M LIBOR +0.30% (Q)	JPM	09/21/20 ††	515	—	(27)
Blackrock Muniyield Quality Fund III, Inc. (E)	3M LIBOR +1.01% (Q)	JPM	03/29/21 ††	1,430	—	13
Deutsche Telekom AG (E)	3M LIBOR +0.40% (Q)	JPM	10/25/21 ††	3,111	—	(171)
Groupe Bruxelles Lambert - Groep Brussel Lambert (E)	3M LIBOR +0.40% (Q)	JPM	06/29/21 ††	731	—	29
Keihin Corporation (E)	3MLIBOR +0.40% (Q)	JPM	04/01/21 ††	845	—	32
Leyou Technologies Holdings Limited (E)	3M LIBOR +0.40% (Q)	JPM	08/30/21 ††	275	—	27
Liberty Media Corporation (E)	1M LIBOR +0.30% (Q)	JPM	12/28/20 ††	919	—	(43)
Madison Square Garden Entertainment Corp. (E)	1M LIBOR +0.30% (Q)	JPM	04/22/21 ††	1,119	—	(85)
Match Group, Inc. (E)	1M LIBOR +0.30% (Q)	JPM	08/23/21 ††	611	—	(53)
Metlifecare Limited (E)	3M LIBOR +0.70% (Q)	JPM	03/10/21 ††	71	—	1
Nissin Kogyo Co.,Ltd. (E)	3M LIBOR +0.74% (Q)	JPM	08/11/20 ††	844	—	29
Nuveen Amt-Free Municipal Credit Income Fund (E)	3M LIBOR +0.50% (Q)	JPM	04/14/21 ††	767	—	5
Nuveen Intermediate Duration Municipal Term Fund (E)	3M LIBOR +0.50% (Q)	JPM	04/14/21 ††	751	—	7
Nuveen Municipal Credit Income Fund (E)	3M LIBOR +0.50% (Q)	JPM	04/14/21 ††	752	—	(17)
Nuveen New York AMT-Free Quality Municipal Income Fund (E)	3M LIBOR +0.50% (Q)	JPM	04/14/21 ††	1,394	—	(22)
Nuveen Quality Municipal Fund, Inc. (E)	3M LIBOR +0.50% (Q)	JPM	04/14/21 ††	2,875	—	21
Qiagen N.V. (E)	3M LIBOR +0.78% (Q)	JPM	04/01/21 ††	209	—	14
Renault (E)	3M LIBOR +0.40% (Q)	JPM	05/14/20 ††	1,099	—	(69)
Royal Dutch Shell PLC (E)	3M LIBOR +0.74% (Q)	JPM	03/12/21 ††	1,599	—	(328)
SHOWA Corporation (E)	3M LIBOR +1.07% (Q)	JPM	04/01/21 ††	841	—	32
Siemens Aktiengesellschaft (E)	3M LIBOR +0.40% (Q)	JPM	05/19/21 ††	1,428	—	621
Siemens Energy AG (E)	3M LIBOR +0.40% (Q)	JPM	11/01/21 ††	714	—	(495)
SLM Corporation (E)	1M LIBOR +1.10% (Q)	JPM	02/12/21 ††	1,769	—	34
Taubman Centers, Inc. (E)	3M LIBOR +0.77% (Q)	JPM	03/29/21 ††	4,166	—	(532)
The Madison Square Garden Company (E)	3M LIBOR +0.30% (Q)	JPM	03/23/21 ††	2,700	—	(97)
Unilever N.V. (E)	3M LIBOR +0.37% (Q)	JPM	10/01/21 ††	4,261	—	143
William Hill PLC (E)	3M LIBOR +0.30% (Q)	JPM	11/01/21 ††	836	—	(25)
					1	(646)
Total return swap agreements - paying return
EQUITY
Analog Devices, Inc. (E)	1M LIBOR -0.40% (Q)	BOA	10/21/21 ††	(4,381)	—	2
Just Eat Takeaway.Com N.V. (E)	1M LIBOR -0.35% (Q)	BOA	08/30/21 ††	(4,035)	—	(86)
Pan American Silver Corp. (E)	1M LIBOR -0.40% (Q)	BOA	03/22/21 ††	(531)	—	(154)
Teladoc Health, Inc. (E)	1M LIBOR -0.40% (Q)	BOA	09/20/21 ††	(2,211)	—	(345)
AON Public Limited Company (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/21/21 ††	(7,981)	—	(1,893)
BorgWarner Inc. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	03/17/21 ††	(4,269)	—	(918)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Chevron Corporation (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	09/21/21 ††	(141)	—	29
Evolution Gaming Group AB (publ) (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	08/03/21 ††	(592)	—	(6)
International Flavors & Fragrances Inc. (E)	Federal Funds Effective Rate -0.71% (Q)	GSC	04/21/21 ††	(807)	—	(73)
Morgan Stanley (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	03/31/21 ††	(7,205)	—	540
Peugeot SA (E)	1M LIBOR -0.35% (Q)	GSC	01/28/21 ††	(4,043)	—	481
Sunrun Inc. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	10/31/21 ††	(483)	—	(124)
The Charles Schwab Corporation (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	01/22/21 ††	(12,153)	—	2,543
Worldline (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	08/03/21 ††	(3,267)	—	135
Daimler AG (E)	Federal Funds Effective Rate -0.47% (Q)	JPM	08/07/20 ††	(106)	—	(23)
Morgan Stanley (E)	Federal Funds Effective Rate -0.60% (Q)	JPM	08/23/21 ††	(601)	—	41
Nissan Motor Co., Ltd. (E)	Federal Funds Effective Rate -0.47% (Q)	JPM	08/11/20 ††	(1,060)	—	119
Royal Dutch Shell PLC (E)	Federal Funds Effective Rate -0.60% (Q)	JPM	03/12/21 ††	(2,059)	—	459
Sirius XM Holdings Inc. (E)	Federal Funds Effective Rate -0.60% (Q)	JPM	10/16/20 ††	(1,454)	—	115
Unilever PLC (E)	Federal Funds Effective Rate -0.33% (Q)	JPM	10/04/21 ††	(4,327)	—	(170)
					—	672

††For this swap agreement, the expiration date represents the termination date, which generally reflects the expected completion date for the event driven investment opportunity. The total return swap agreements expire 365 days after the effective date and are rolled over until the termination date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

JNL/Westchester Capital Event Driven Fund — OTC Total Return Basket Swap Agreements
Paying Return of Reference Entity[2]	Counterparty	Rate Received by Fund[2]	Expiration	Notional[1]	Net Value of Reference Entities ($)	Unrealized Appreciation (Depreciation) ($)
Short Equity Securities (E)	JPM	Federal Funds Effective Rate -0.95% (M)	08/23/21	718	(727)	(11)

	Shares	Value ($)
Reference Entity - Short Equity Securities
Consumer Discretionary
Adidas AG	—	(174)
Consumer Staples
Ontex Group	(1)	(8)
Pernod Ricard	(1)	(125)
		(133)
Energy
Total SE	(1)	(22)
Financials
Groupe Bruxelles Lambert - Groep Brussel Lambert	—	(22)
Industrials
GEA Group Aktiengesellschaft	(1)	(21)
SGS SA	—	(135)
		(156)
Materials
Imerys	(2)	(63)
LafargeHolcim Ltd	(2)	(84)
Umicore	(2)	(73)
		(220)
Total Reference Entity – Short Equity Securities		(727)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 64.6%
Information Technology 15.5%
Accenture Public Limited Company - Class A	163	36,882
Apple Inc.	2,674	309,695
Cisco Systems, Inc.	1,463	57,624
Global Payments Inc.	534	94,832
Intel Corporation	310	16,035
KLA-Tencor Corp.	189	36,705
Lam Research Corp.	93	30,945
Microsoft Corporation	2,025	425,955
Motorola Solutions Inc.	434	68,000
Salesforce.Com, Inc. (a)	113	28,424
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,387	112,409
Texas Instruments Incorporated	826	117,899
		1,335,405
Health Care 10.0%
Abbott Laboratories	930	101,159
Anthem, Inc.	221	59,278
AstraZeneca PLC - ADR	1,694	92,834
Becton, Dickinson and Company	492	114,437
Danaher Corporation	214	46,125
HCA Healthcare, Inc.	477	59,422
Humana Inc.	134	55,577
Novartis AG - ADR	875	76,088
Pfizer Inc.	3,518	129,099
UnitedHealth Group Incorporated	419	130,734
		864,753
Financials 7.8%
American Express Company	598	59,927
Bank of America Corporation	4,457	107,358
BlackRock, Inc.	173	97,313
JPMorgan Chase & Co.	1,387	133,552
Progressive Corp.	1,120	106,051
The Blackstone Group Inc.	1,112	58,060
The Charles Schwab Corporation	3,043	110,259
		672,520
Communication Services 7.2%
Alphabet Inc. - Class A (a)	217	318,057
Comcast Corporation - Class A	2,583	119,486
Facebook, Inc. - Class A (a)	715	187,371
		624,914
Consumer Discretionary 6.8%
Alibaba Group Holding Limited - ADS (a)	356	104,539
McDonald's Corporation	1,011	221,986
The Home Depot, Inc.	497	137,910
TJX Cos. Inc.	2,238	124,520
		588,955
Consumer Staples 6.1%
Diageo PLC	1,303	44,689
Dollar General Corporation	66	13,927
Nestle SA	973	115,569
Procter & Gamble Co.	1,081	150,238
Sysco Corp.	1,429	88,883
The Coca-Cola Company	2,344	115,747
		529,053
Industrials 5.8%
Deere & Company	367	81,307
Fortive Corporation	753	57,350
Lockheed Martin Corporation	178	68,330
Northrop Grumman Systems Corp.	208	65,634
Raytheon BBN Technologies Corp.	773	44,467
Trane Technologies Public Limited Company	513	62,226
Union Pacific Corporation	399	78,586
United Parcel Service Inc. - Class B	237	39,452
		497,352
Utilities 2.1%
Dominion Energy, Inc.	480	37,925
Exelon Corporation	2,072	74,079
Sempra Energy	565	66,910
		178,914
Real Estate 1.5%
American Tower Corporation	377	91,072
Equinix, Inc.	56	42,462
		133,534
Energy 1.2%
BP P.L.C.	4,461	12,969
Total SA (b)	1,685	57,474
Total SA - ADR (b)	844	28,941
		99,384
Materials 0.6%
FMC Corporation	528	55,942
Total Common Stocks (cost $4,333,307)		5,580,726
GOVERNMENT AND AGENCY OBLIGATIONS 17.8%
Mortgage-Backed Securities 6.3%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26 - 07/01/41	178	191
7.00%, 11/01/30 - 06/01/31	18	22
2.50%, 12/01/31 - 01/01/32	3,394	3,555
6.00%, 12/01/39	378	452
3.00%, 11/01/46	16,970	18,213
3.00%, 12/01/46	4,694	5,038
Federal National Mortgage Association, Inc.
3.07%, 02/01/25	1,350	1,486
2.47%, 05/01/25	2,570	2,760
2.68%, 05/01/25	5,159	5,589
2.81%, 07/01/25	5,983	6,532
2.99%, 10/01/25	1,763	1,937
3.09%, 10/01/25	849	937
3.50%, 03/01/26	55	58
2.78%, 06/01/26	2,700	2,982
2.49%, 12/01/26	6,022	6,558
2.89%, 12/01/26	5,678	6,323
7.50%, 09/01/29	4	4
2.50%, 05/01/30 - 01/01/32	3,729	3,908
2.00%, 11/01/31 - 12/01/31	1,462	1,527
7.00%, 10/01/33	14	16
TBA, 1.50%, 10/01/35 (c)	28,700	29,369
5.50%, 03/01/38	102	120
6.50%, 10/01/38 - 10/01/39	98	117
4.50%, 09/01/23 - 11/01/44	3,733	4,147
5.00%, 07/01/40	207	238
3.00%, 05/01/27 - 02/01/45	11,424	12,286
3.00%, 10/01/46	12,497	13,409
TBA, 2.50%, 10/15/47 - 11/15/47 (c)	49,800	52,212
4.00%, 09/01/26 - 11/01/48	13,897	15,079
TBA, 2.00%, 10/15/31 - 11/15/50 (c)	176,475	183,099
Government National Mortgage Association
6.50%, 04/15/26	6	6
5.50%, 11/15/32 - 02/15/36	52	59
7.00%, 01/15/33 - 05/15/33	9	10
5.00%, 06/20/33 - 06/15/39	1,691	1,936
6.00%, 02/15/24 - 04/15/40	2,645	3,128
4.50%, 06/15/40 - 05/15/42	563	636
4.00%, 01/15/41 - 12/20/44	734	805
TBA, 4.00%, 10/15/47 (c)	35,590	37,816
3.00%, 07/20/50	104,371	110,114
TBA, 4.50%, 10/15/50 (c)	8,325	8,920
		541,594
U.S. Treasury Note 5.1%
Treasury, United States Department of
1.50%, 08/31/21 - 02/15/30	47,060	49,216
0.13%, 05/31/22 - 05/15/23	30,565	30,553
2.25%, 04/30/24	9,665	10,375
1.75%, 06/30/24 - 11/15/29	46,170	49,064
0.25%, 05/31/25 - 09/30/25	174,475	174,333
3.00%, 09/30/25	7,080	8,034
2.88%, 08/15/28	17,020	20,094
2.38%, 04/30/26 - 05/15/29	9,985	11,240
1.63%, 10/31/26 - 08/15/29	17,165	18,483

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
0.63%, 05/15/30 - 08/15/30	71,105	70,759
		442,151
U.S. Treasury Bond 3.0%
Treasury, United States Department of
1.13%, 08/15/40	5,520	5,417
3.38%, 05/15/44	15,335	21,639
3.13%, 08/15/44	8,230	11,201
2.88%, 05/15/43 - 08/15/45	28,609	37,443
2.50%, 02/15/45 - 05/15/46	53,200	65,626
2.75%, 08/15/47 - 11/15/47	60,754	78,916
3.00%, 05/15/47 - 08/15/48	14,415	19,603
2.00%, 02/15/50	5,407	6,115
1.25%, 05/15/50	4,041	3,829
1.38%, 08/15/50	6,145	6,013
		255,802
Collateralized Mortgage Obligations 1.7%
Fannie Mae Multifamily REMIC Trust
Series 2019-AC-41, REMIC, 2.50%, 03/25/53	13,178	13,598
Federal Home Loan Mortgage Corporation
Series CA-4758, 3.00%, 07/15/47	12,471	13,401
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	3,879	4,162
Series 2018-MA-4, REMIC, 3.50%, 10/25/26	2,216	2,373
Series GA-4000, REMIC, 2.00%, 07/15/31	973	990
Series PB-4166, REMIC, 1.75%, 03/15/41	1,179	1,197
Series JM-4165, REMIC, 3.50%, 09/15/41	1,769	1,863
Series AH-4143, REMIC, 1.75%, 09/15/42	8,149	8,396
Series AB-4122, REMIC, 1.50%, 10/15/42	863	875
Series DJ-4322, REMIC, 3.00%, 05/15/43	2,135	2,213
Series 2019-MA-1, REMIC, 3.50%, 07/25/58	2,131	2,284
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 6.05%, (1M USD LIBOR + 5.90%), 04/25/23 (d)	1,338	1,411
Series 2018-GD-80, 3.50%, 12/25/47	4,407	4,592
Series 2018-PA-77, 3.50%, 02/25/48	6,866	7,155
Series 2012-JA-124, REMIC, 1.50%, 11/25/42	2,302	2,331
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	3,236	3,419
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	8,516	8,942
Series 2017-AP-51, REMIC, 3.00%, 10/25/45	24,336	25,524
Series 2018-PA-55, REMIC, 3.50%, 01/25/47	3,203	3,335
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	2,491	2,647
Series 2019-CA-7, REMIC, 3.50%, 11/25/57	13,659	14,594
Series 2019-BA-22, REMIC, 3.50%, 12/25/58	1,612	1,736
Series 2019-JA-28, REMIC, 3.50%, 06/25/59	16,634	18,107
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	4	5
		145,150
Municipal 1.0%
Broward, County of
3.48%, 10/01/43	810	825
California State University System
2.90%, 11/01/51	2,615	2,605
Chicago Transit Authority
6.30%, 12/01/21	2,180	2,254
6.90%, 12/01/40	3,640	5,192
Connecticut, State of
2.50%, 07/01/22	1,420	1,470
Dallas/Fort Worth International Airport
3.09%, 11/01/40	625	633
2.92%, 11/01/50	695	691
Empire State Development Corporation
2.10%, 03/15/22	3,980	4,034
Florida Department of Management Services
1.71%, 07/01/27	4,795	4,865
Grand Parkway Transportation Corporation
5.18%, 10/01/42	1,555	2,260
Illinois Municipal Electric Agency
6.83%, 02/01/35	3,405	4,724
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	815
Illinois, State of
5.10%, 06/01/33	4,520	4,568
Kansas Development Finance Authority
insured by Assured Guaranty Municipal Corp., 5.37%, 05/01/26	2,600	2,966
Long Island Power Authority
3.63%, 09/01/22	2,860	2,985
Massachusetts School Building Authority
3.40%, 10/15/40	1,325	1,425
Metropolitan Transportation Authority
6.20%, 11/15/26	165	184
6.67%, 11/15/39	1,490	1,888
7.34%, 11/15/39	75	120
6.09%, 11/15/40	405	571
5.18%, 11/15/49	3,120	3,406
Metropolitan Transportation Commission
2.57%, 04/01/31	1,890	2,050
Municipal Electric Authority of Georgia
6.64%, 04/01/57	4,590	6,835
6.66%, 04/01/57	524	793
New York State Thruway Authority
5.88%, 04/01/30	840	1,082
O'Hare International Airport
6.85%, 01/01/38	700	703
6.40%, 01/01/40	155	231
Oregon School Boards Association
insured by AMBAC School Board Guaranty, 4.76%, 06/30/28	420	484
Philadelphia, City of
6.55%, 10/15/28	5,225	6,766
Sacramento, City of
insured by Assured Guaranty Municipal Corp., 6.42%, 08/01/23	1,065	1,235
Sales Tax Securitization Corporation
4.79%, 01/01/48	5,115	6,482
The Foothill/Eastern Transportation Corridor Agency
4.09%, 01/15/49	420	446
3.92%, 01/15/53	3,170	3,390
The Pennsylvania State University
2.84%, 09/01/50	1,170	1,206
The Port Authority of New York and New Jersey
1.09%, 07/01/23	2,980	3,023
6.04%, 12/01/29	105	144
The Regents of the University of California
1.32%, 05/15/27	1,065	1,076
1.61%, 05/15/30	1,785	1,789
University of California, Berkeley
4.60%, 05/15/31	940	1,137
Utility Debt Securitization Authority
3.44%, 12/15/25	1,165	1,228
		88,581
Commercial Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corporation
Series A2-K731, REMIC, 3.60%, 02/25/25	4,930	5,433
Series A2-K733, REMIC, 3.75%, 08/25/25	5,245	5,894
Series A2-KJ25, REMIC, 2.61%, 01/25/26	10,700	11,543
Series A2-K736, REMIC, 2.28%, 07/25/26	2,335	2,516
Series A1-K097, REMIC, 2.16%, 05/25/29	3,801	4,063
Federal National Mortgage Association, Inc.
Series 2015-A2-M12, REMIC, 2.89%, 05/25/25 (d)	8,250	8,854
Series 2017-FA-M5, REMIC, 0.69%, (1M USD LIBOR + 0.49%), 04/25/24 (d)	221	221
Series 2017-FA-M13, REMIC, 0.60%, (1M USD LIBOR + 0.40%), 10/25/24 (d)	1,073	1,075
		39,599
Sovereign 0.3%
Ministry of Diwan Amiri Affairs
2.38%, 06/02/21 (e)	15,435	15,588
3.88%, 04/23/23 (e)	4,700	5,037
3.38%, 03/14/24 (e)	210	226
Saudi Arabia, Government of
2.88%, 03/04/23 (e)	3,090	3,224
		24,075
Total Government And Agency Obligations (cost $1,438,056)		1,536,952

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 11.3%
Financials 4.5%
ACE Capital Trust II
9.70%, 04/01/30	525	779
AIA Group Limited
3.38%, 04/07/30 (e)	1,965	2,188
American International Group, Inc.
4.50%, 07/16/44	1,078	1,263
4.75%, 04/01/48	715	874
AXA
8.60%, 12/15/30	425	644
Banco Santander, S.A.
3.13%, 02/23/23	3,600	3,765
3.85%, 04/12/23	3,000	3,200
Bank of America Corporation
2.63%, 10/19/20	2,000	2,002
3.00%, 12/20/23	820	861
4.13%, 01/22/24	5,325	5,897
4.20%, 08/26/24	4,600	5,114
3.59%, 07/21/28	5,315	5,941
3.97%, 02/07/30	2,065	2,393
3.19%, 07/23/30	2,210	2,441
5.88%, 02/07/42	300	445
5.00%, 01/21/44	500	690
Barclays PLC
3.20%, 08/10/21	5,435	5,559
3.93%, 05/07/25	6,380	6,842
Bayer US Finance II LLC
4.25%, 12/15/25 (e)	3,295	3,766
BNP Paribas
2.95%, 05/23/22 (e)	740	765
3.38%, 01/09/25 (e)	3,180	3,447
2.82%, 11/19/25 (e)	3,570	3,765
BPCE
5.70%, 10/22/23 (e)	10,150	11,369
5.15%, 07/21/24 (e)	5,670	6,355
3.50%, 10/23/27 (e)	6,370	7,020
Capital One Financial Corporation
3.75%, 04/24/24	2,000	2,175
4.20%, 10/29/25	1,245	1,382
Citigroup Inc.
4.50%, 01/14/22	605	636
5.88%, 01/30/42	165	241
5.30%, 05/06/44	814	1,080
Citizens Bank, National Association
2.55%, 05/13/21	3,175	3,212
Credit Agricole SA
3.75%, 04/24/23 (e)	1,955	2,097
3.25%, 10/04/24 (e)	3,020	3,257
4.38%, 03/17/25 (e)	5,055	5,589
Credit Suisse (USA), Inc.
3.00%, 10/29/21	1,070	1,100
3.63%, 09/09/24	325	359
Credit Suisse Group AG
3.57%, 01/09/23 (e)	1,925	1,989
1.49%, (3M USD LIBOR + 1.24%), 06/12/24 (d) (e)	4,500	4,537
2.59%, 09/11/25 (e)	2,025	2,113
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	4,785	5,062
3.75%, 03/26/25	2,690	2,980
Daimler Finance North America LLC
2.30%, 02/12/21 (e)	4,445	4,472
3.88%, 09/15/21 (e)	231	238
Danske Bank A/S
5.00%, 01/12/22 (e)	1,740	1,827
3.88%, 09/12/23 (e)	2,910	3,135
5.38%, 01/12/24 (e)	2,265	2,550
1.62%, 09/11/26 (e)	8,775	8,701
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	275	282
Discover Bank
4.20%, 08/08/23 (f)	3,550	3,879
Emera US Holdings Inc.
2.70%, 06/15/21	695	704
Equitable Financial Life Global Funding
1.40%, 08/27/27 (e)	5,650	5,674
ERAC USA Finance LLC
4.50%, 02/15/45 (e)	2,490	2,941
Fifth Third Bank, National Association
2.88%, 10/01/21	1,800	1,842
General Motors Financial Company, Inc.
3.70%, 05/09/23	5,900	6,164
HSBC Holdings PLC
4.00%, 03/30/22	870	912
3.60%, 05/25/23	2,580	2,752
Imperial Brands Finance PLC
3.75%, 07/21/22 (e)	8,285	8,650
ING Groep N.V.
3.15%, 03/29/22	880	913
3.95%, 03/29/27	2,860	3,274
Intercontinental Exchange, Inc.
3.00%, 09/15/60	4,295	4,322
JPMorgan Chase & Co.
3.25%, 09/23/22	1,000	1,057
3.38%, 05/01/23	1,060	1,127
4.45%, 12/05/29	8,085	9,724
2.52%, 04/22/31	5,845	6,220
6.40%, 05/15/38	425	649
5.40%, 01/06/42	540	775
Liberty Mutual Group Inc.
4.25%, 06/15/23 (e)	129	141
4.57%, 02/01/29 (e)	456	551
Liberty Mutual Insurance Company
7.88%, 10/15/26 (e)	475	611
Macquarie Group Limited
4.15%, 03/27/24 (e)	8,100	8,694
Massachusetts Mutual Life Insurance Company
3.38%, 04/15/50 (e)	1,330	1,346
MetLife, Inc.
4.13%, 08/13/42	265	321
Metropolitan Life Global Funding I
2.65%, 04/08/22 (e)	3,185	3,291
Morgan Stanley
3.70%, 10/23/24	7,950	8,811
2.72%, 07/22/25	6,170	6,548
3.13%, 07/27/26	2,430	2,682
3.63%, 01/20/27	3,400	3,842
National Australia Bank Limited
2.40%, 12/07/21 (e)	9,400	9,626
2.33%, 08/21/30 (e) (g)	5,625	5,558
Nationwide Building Society
3.62%, 04/26/23 (e)	2,175	2,258
Nationwide Mutual Insurance Company
4.35%, 04/30/50 (e)	6,260	6,656
NBK SPC Limited
2.75%, 05/30/22 (e)	13,365	13,676
Northwestern Mutual Life Insurance Company
3.63%, 09/30/59 (e)	546	593
PNC Bank, National Association
3.30%, 10/30/24	835	917
Santander Holdings USA, Inc.
3.70%, 03/28/22	5,670	5,876
3.40%, 01/18/23	7,435	7,784
Scentre Management Limited
3.63%, 01/28/26 (e)	3,815	4,080
Societe Generale
3.25%, 01/12/22 (e)	2,985	3,067
Standard Chartered PLC
2.74%, 09/10/22 (e)	8,990	9,132
Synchrony Financial
3.65%, 05/24/21	3,650	3,705
Syngenta Finance N.V.
5.18%, 04/24/28 (e)	4,175	4,594
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (e)	685	861

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
The Bank of Nova Scotia
2.70%, 08/03/26	5,645	6,175
The Charles Schwab Corporation
4.63%, 03/22/30	5,660	7,126
The Goldman Sachs Group, Inc.
5.25%, 07/27/21	1,000	1,040
5.75%, 01/24/22	2,445	2,611
2.88%, 10/31/22	4,765	4,879
3.63%, 01/22/23	6,875	7,336
6.25%, 02/01/41	435	650
The PNC Financial Services Group, Inc.
3.90%, 04/29/24	830	917
Trinity Acquisition PLC
4.40%, 03/15/26	4,145	4,769
Truist Financial Corporation
3.20%, 09/03/21	6,165	6,315
U.S. Bancorp
3.70%, 01/30/24	900	990
UBS Group Funding (Jersey) Limited
3.00%, 04/15/21 (e)	3,500	3,549
Volkswagen Group of America, Inc.
3.35%, 05/13/25 (e)	4,370	4,770
WEA Finance LLC
3.25%, 10/05/20 (e)	1,678	1,678
4.13%, 09/20/28 (e)	7,210	7,428
Wells Fargo & Company
3.50%, 03/08/22	2,145	2,237
4.48%, 01/16/24	517	573
4.10%, 06/03/26	1,125	1,266
4.75%, 12/07/46	3,750	4,666
		392,174
Health Care 1.3%
AbbVie Inc.
5.00%, 12/15/21 (e)	1,475	1,538
3.45%, 03/15/22 (e)	3,525	3,653
3.80%, 03/15/25 (e)	3,150	3,488
4.05%, 11/21/39 (e)	2,110	2,418
4.85%, 06/15/44 (e)	1,750	2,155
4.45%, 05/14/46	1,575	1,871
Aetna Inc.
2.80%, 06/15/23	3,340	3,515
Alcon Finance Corporation
3.00%, 09/23/29 (e)	9,670	10,458
2.60%, 05/27/30 (e)	365	385
Amgen Inc.
2.65%, 05/11/22	10,965	11,332
Anthem, Inc.
4.10%, 03/01/28	1,370	1,590
4.65%, 08/15/44	715	892
Boston Scientific Corporation
2.65%, 06/01/30	7,220	7,674
Bristol-Myers Squibb Company
3.55%, 08/15/22	1,265	1,339
Children's National Medical Center
2.93%, 07/15/50	3,145	3,060
CommonSpirit Health
2.95%, 11/01/22	3,131	3,268
4.20%, 08/01/23	5,150	5,594
4.35%, 11/01/42	1,575	1,707
4.19%, 10/01/49	880	934
Cottage Health
3.30%, 11/01/49	1,270	1,375
CVS Health Corporation
4.10%, 03/25/25	2,183	2,467
4.88%, 07/20/35	1,135	1,431
5.13%, 07/20/45	2,475	3,110
Dignity Health
3.81%, 11/01/24	1,703	1,853
4.50%, 11/01/42	4,186	4,675
Gilead Sciences, Inc.
2.80%, 10/01/50	2,785	2,741
Humana Inc.
2.90%, 12/15/22	5,515	5,764
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/50	1,980	2,136
Merck & Co., Inc.
4.15%, 05/18/43 (b)	630	800
Mercy Health
3.56%, 08/01/27	4,070	4,531
The Toledo Hospital
5.33%, 11/15/28	4,045	4,551
5.75%, 11/15/38	1,515	1,793
UnitedHealth Group Incorporated
3.88%, 10/15/20	600	601
3.75%, 07/15/25	1,820	2,074
2.00%, 05/15/30	2,530	2,643
Upjohn Inc.
2.70%, 06/22/30 (e)	6,000	6,222
		115,638
Utilities 1.3%
Berkshire Hathaway Energy Company
6.13%, 04/01/36	798	1,135
5.95%, 05/15/37	780	1,105
Boston Gas Company
3.15%, 08/01/27 (e)	960	1,083
Cleco Corporate Holdings LLC
3.74%, 05/01/26	11,599	12,336
3.38%, 09/15/29	2,685	2,727
4.97%, 05/01/46 (h)	4,025	4,380
Commonwealth Edison Company
3.65%, 06/15/46	465	544
Dominion Energy South Carolina, Inc.
6.63%, 02/01/32	1,384	1,980
Dominion Energy, Inc.
4.10%, 04/01/21 (h)	3,275	3,333
2.72%, 08/15/21 (h)	1,190	1,211
DTE Energy Company
3.80%, 03/15/27	2,245	2,522
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (e)	2,680	2,690
Evergy Metro, Inc.
2.25%, 06/01/30	1,755	1,855
Fortis Inc.
3.06%, 10/04/26	3,390	3,698
Georgia Power Company
4.75%, 09/01/40	1,085	1,326
3.70%, 01/30/50	945	1,053
Indianapolis Power & Light Company
6.60%, 06/01/37 (e)	500	749
Infraestructura Energetica Nova, S.A.B. de C.V.
4.88%, 01/14/48 (e)	3,290	3,167
ITC Holdings Corp.
2.95%, 05/14/30 (e)	6,815	7,321
KeySpan Gas East Corporation
2.74%, 08/15/26 (e)	3,690	4,070
MidAmerican Energy Company
4.25%, 05/01/46	55	69
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (e)	1,926	2,133
NextEra Energy Capital Holdings, Inc.
3.25%, 04/01/26	870	974
2.25%, 06/01/30	7,230	7,511
Oglethorpe Power Corporation (An Electric Membership Corporation)
6.19%, 01/01/31 (e)	325	383
5.05%, 10/01/48	1,209	1,423
3.75%, 08/01/50 (e)	2,410	2,411
5.25%, 09/01/50	3,662	4,432
San Diego Gas & Electric Company
1.70%, 10/01/30	13,065	12,991
Southern California Edison Company
2.40%, 02/01/22	685	699
3.70%, 08/01/25	735	817
The Brooklyn Union Gas Company
3.41%, 03/10/26 (e)	2,215	2,468
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (e)	9,400	10,180

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
The Southern Company
2.95%, 07/01/23	2,820	2,992
4.40%, 07/01/46	4,845	5,735
		113,503
Communication Services 1.0%
AT&T Inc.
4.13%, 02/17/26	3,300	3,780
2.30%, 06/01/27	6,920	7,258
3.10%, 02/01/43	8,025	7,833
Comcast Corporation
3.95%, 10/15/25	4,345	4,983
5.65%, 06/15/35	165	234
4.40%, 08/15/35	2,325	2,937
6.50%, 11/15/35	165	251
4.60%, 10/15/38	2,225	2,833
3.97%, 11/01/47	237	281
4.00%, 11/01/49	285	345
2.65%, 08/15/62	4,830	4,572
Cox Communications, Inc.
3.25%, 12/15/22 (e)	1,950	2,052
4.80%, 02/01/35 (e)	2,695	3,373
6.45%, 12/01/36 (e)	215	292
Deutsche Telekom International Finance B.V.
3.60%, 01/19/27 (e)	1,739	1,939
4.38%, 06/21/28 (e)	4,252	5,022
Discovery Communications, LLC
3.63%, 05/15/30	5,320	5,899
Fox Corporation
4.03%, 01/25/24	1,435	1,579
Sky Limited
3.75%, 09/16/24 (e)	4,090	4,567
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	435	576
7.30%, 07/01/38	285	403
6.75%, 06/15/39	285	389
Sprint Spectrum Co LLC
4.74%, 03/20/25 (e)	8,560	9,254
Telefonica Emisiones, S.A.U.
5.21%, 03/08/47	3,720	4,394
5.52%, 03/01/49	1,360	1,695
The Walt Disney Company
4.00%, 10/01/23	3,320	3,640
Time Warner Cable Enterprises LLC
8.38%, 03/15/23	195	229
Verizon Communications Inc.
4.81%, 03/15/39	374	489
4.75%, 11/01/41	265	349
4.86%, 08/21/46	692	941
4.52%, 09/15/48	6,125	8,041
		90,430
Energy 0.7%
Aker BP ASA
4.00%, 01/15/31 (e)	7,270	7,168
BG Energy Capital PLC
4.00%, 10/15/21 (e)	1,850	1,915
BP Capital Markets America Inc.
3.25%, 05/06/22	1,000	1,044
BP Capital Markets P.L.C.
2.50%, 11/06/22	600	624
El Paso Pipeline Partners, L.P.
4.30%, 05/01/24	682	752
Energy Transfer LP
7.60%, 02/01/24	1,030	1,168
4.95%, 06/15/28	2,925	3,097
5.00%, 05/15/50	575	530
Enterprise Products Operating LLC
3.95%, 01/31/60	650	634
Equinor ASA
2.90%, 11/08/20	1,945	1,950
3.70%, 03/01/24	50	55
3.00%, 04/06/27	11,800	13,048
Hess Corporation
7.30%, 08/15/31	4,890	5,943
Marathon Oil Corporation
6.60%, 10/01/37	8,245	8,457
Sunoco Logistics Partners Operations L.P.
5.35%, 05/15/45	4,750	4,400
TransCanada PipeLines Limited
3.80%, 10/01/20	975	975
Western Midstream Operating, LP
4.00%, 07/01/22	4,950	4,982
		56,742
Consumer Discretionary 0.6%
Amazon.com, Inc.
4.80%, 12/05/34	1,000	1,377
AutoZone, Inc.
3.25%, 04/15/25	3,000	3,279
ERAC USA Finance LLC
4.50%, 08/16/21 (e)	620	641
3.30%, 10/15/22 - 12/01/26 (e)	5,620	6,082
5.63%, 03/15/42 (e)	2,700	3,524
Lowe`s Companies, Inc.
4.55%, 04/05/49	990	1,264
McDonald's Corporation
3.63%, 09/01/49	1,475	1,641
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (e)	14,305	14,360
The TJX Companies, Inc.
3.88%, 04/15/30	3,605	4,272
4.50%, 04/15/50	3,905	5,036
V.F. Corporation
2.80%, 04/23/27	1,700	1,843
2.95%, 04/23/30	8,400	9,140
		52,459
Consumer Staples 0.6%
Altria Group, Inc.
5.80%, 02/14/39	2,085	2,659
4.50%, 05/02/43	745	817
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,540	5,245
4.38%, 04/15/38	1,050	1,212
4.95%, 01/15/42	200	246
3.75%, 07/15/42	820	875
4.60%, 04/15/48	2,280	2,745
4.50%, 06/01/50	3,865	4,626
BAT Capital Corp.
3.56%, 08/15/27	16,355	17,640
Danone
2.95%, 11/02/26 (e)	4,795	5,302
Philip Morris International Inc.
4.88%, 11/15/43	430	548
Sigma Alimentos, S.A. de C.V.
4.13%, 05/02/26 (e)	2,620	2,785
Sysco Corporation
6.60%, 04/01/50 (i)	3,990	5,591
The Kroger Co.
3.30%, 01/15/21	745	749
		51,040
Industrials 0.6%
Bae Systems Holdings Inc.
3.85%, 12/15/25 (e)	4,240	4,778
BAE Systems PLC
3.40%, 04/15/30 (e)	1,045	1,170
Lockheed Martin Corporation
4.85%, 09/15/41	955	1,200
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (e)	2,200	2,271
2.70%, 11/01/24 (e)	1,545	1,639
3.95%, 03/10/25 (e)	10,090	11,185
Siemens Financieringsmaatschappij N.V.
3.13%, 03/16/24 (e)	4,250	4,594
The Boeing Company
3.25%, 03/01/28	3,990	3,926
3.45%, 11/01/28	1,695	1,686
Union Pacific Corporation
3.25%, 02/05/50	1,530	1,697
3.75%, 02/05/70	1,845	2,070

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
United Technologies Corporation
3.95%, 08/16/25	2,545	2,890
4.13%, 11/16/28	8,925	10,560
		49,666
Information Technology 0.5%
Apple Inc.
3.00%, 02/09/24	1,765	1,900
3.25%, 02/23/26	1,106	1,240
Broadcom Inc.
4.70%, 04/15/25	11,565	13,082
International Business Machines Corporation
1.95%, 05/15/30	5,595	5,765
Microchip Technology Incorporated
3.92%, 06/01/21	3,015	3,075
Microsoft Corporation
2.88%, 02/06/24	3,615	3,885
2.40%, 08/08/26	1,145	1,247
3.70%, 08/08/46	1,500	1,876
Oracle Corporation
3.60%, 04/01/50	5,570	6,213
3.85%, 04/01/60	1,495	1,744
		40,027
Real Estate 0.2%
American Tower Corporation
5.00%, 02/15/24	410	464
Brandywine Operating Partnership, L.P.
3.95%, 11/15/27	6,015	6,189
Simon Property Group, L.P.
2.45%, 09/13/29	3,055	3,024
Vereit Operating Partnership, L.P.
3.40%, 01/15/28	3,680	3,839
		13,516
Materials 0.0%
Glencore Finance (Canada) Limited
4.25%, 10/25/22 (e) (h)	4,300	4,555
Total Corporate Bonds And Notes (cost $920,512)		979,750
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.0%
AASET Trust
Series 2019-A-1, 3.84%, 05/15/26	1,055	953
AASET US Ltd
Series 2018-A-2A, 4.45%, 11/16/25 (h)	4,196	3,871
Angel Oak Mortgage Trust
Series 2019-A1-6, 2.62%, 12/25/23	2,125	2,151
Series 2019-A1-4, REMIC, 2.99%, 08/25/23	1,977	1,999
Angel Oak Mortgage Trust I, LLC
Series 2017-A1-3, 2.71%, 11/25/21 (d)	189	189
Series 2018-A1-3, REMIC, 3.65%, 09/25/22 (d)	3,152	3,189
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (d)	2,744	2,800
Ares XXIX CLO Ltd
Series 2014-A1R-1A, 1.46%, (3M USD LIBOR + 1.19%), 04/17/26 (d)	107	107
ARI Fleet Lease Trust
Series 2018-A2-B, 3.22%, 10/15/21	1,189	1,202
Series 2018-A2-A, 2.55%, 10/15/26	294	293
Atlas Senior Loan Fund Ltd
Series 2017-A-8A, 1.57%, (3M USD LIBOR + 1.30%), 01/16/30 (d)	7,830	7,746
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 1.37%, (3M USD LIBOR + 1.09%), 01/15/31 (d)	1,360	1,333
Avery Point IV CLO, Limited
Series 2014-AR-1A, 1.34%, (3M USD LIBOR + 1.10%), 04/27/26 (d)	377	377
Series 2014-BR-1A, 1.84%, (3M USD LIBOR + 1.60%), 04/27/26 (d)	4,930	4,930
BA Master Credit Card Trust II
Series 2018-A-1A, 0.65%, (1M USD LIBOR + 0.49%), 01/23/23 (d)	7,450	7,460
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-PARK, 4.23%, 08/10/28	3,210	3,775
Banc of America Alternative Loan Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,271
Bayview Koitere Fund Trust
Series 2017-A-RT4, 3.50%, 07/28/57 (d)	2,242	2,310
Series 2017-A-SPL3, REMIC, 4.00%, 11/28/53 (d)	1,050	1,093
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, 3.50%, 06/28/57 (d)	1,483	1,526
Series 2017-A-SPL1, REMIC, 4.00%, 10/28/64 (d)	1,418	1,467
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, 3.50%, 01/28/55 (d)	1,059	1,079
BlueMountain CLO Ltd
Series 2012-BR2-2A, 1.70%, (3M USD LIBOR + 1.45%), 11/20/28 (d)	4,820	4,698
Canadian Pacer Auto Receivables Trust
Series 2018-A3-2A, 3.27%, 12/19/21	331	336
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26	2,066	1,855
CD Mortgage Trust
Series 2017-A4-CD4, REMIC, 3.51%, 04/12/27	2,790	3,152
Cent CLO
Series 2018-A1-27A, 1.39%, (3M USD LIBOR + 1.15%), 10/25/28 (d)	930	924
Cent CLO 24 Limited
Series 2015-A2R-24A, 1.92%, (3M USD LIBOR + 1.65%), 10/15/26 (d)	2,185	2,167
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	5,625	5,688
Chesapeake Funding II LLC
Series 2017-A2-2A, 0.60%, (1M USD LIBOR + 0.45%), 10/15/20 (d)	277	277
Series 2017-A1-2A, 1.99%, 10/15/20	406	405
Series 2017-A1-3A, 1.91%, 01/15/21	561	562
Series 2018-A1-2A, 3.23%, 12/15/21	1,718	1,743
Series 2020-A1-1A, 0.87%, 08/15/32	3,425	3,455
Cloud Pass-Through Trust
Series 2019-CLOU-1A, 3.55%, 12/05/22 (d)	1,328	1,343
COLT Mortgage Loan Trust
Series 2019-A1-2, 3.34%, 05/25/49	589	601
Series 2020-A1-1, 2.49%, 02/25/50 (d)	3,064	3,107
COMM Mortgage Trust
Series 2012-A4-CR2, REMIC, 3.15%, 07/15/22	885	912
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	5,300	5,843
CSMC
Series 2017-A-LSTK, REMIC, 2.76%, 04/07/21	6,105	6,112
DB Master Finance LLC
Series 2019-A2I-1A, 3.79%, 02/20/24	1,233	1,265
Series 2019-A2II-1A, 4.02%, 05/20/26	1,099	1,162
Deephaven Residential Mortgage Trust
Series 2018-A1-1A, 2.98%, 02/25/22 (d)	729	733
Series 2017-A1-3A, REMIC, 2.58%, 11/25/21 (d)	291	293
Series 2017-A1-2A, REMIC, 2.45%, 10/25/22 (d)	427	430
Series 2019-A1-2A, REMIC, 3.56%, 05/25/23	698	714
Series 2017-A1-1A, REMIC, 2.72%, 10/27/25 (d)	120	120
DLL LLC
Series 2019-A2-DA1, 2.79%, 11/20/20	451	451
Enterprise Fleet Financing, LLC
Series 2018-A2-1, 2.87%, 02/20/21 (e)	689	692
Series 2018-A2-3, 3.38%, 10/20/21	2,000	2,031
Series 2019-A2-3, 2.06%, 02/20/23	1,851	1,883
Series 2019-A2-2, 2.29%, 02/20/23	4,060	4,132
Series 2017-A2-3, 2.13%, 05/20/23	36	36
Exeter Automobile Receivables Trust
Series 2019-A-4A, 2.18%, 04/15/21	825	828
Series 2019-A-3A, 2.59%, 09/15/22	150	150
First Investors Auto Owner Trust
Series 2017-A2-3A, 2.41%, 12/15/22	16	16
First National Master Note Trust
Series 2018-A-1, 0.61%, (1M USD LIBOR + 0.46%), 10/15/21 (d)	7,680	7,673
Ford Credit Floorplan Master Owner Trust A
Series 2019-A-4, 2.44%, 09/15/24	2,080	2,210

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
FREMF Mortgage Trust
Series 2013-B-K24, REMIC, 3.63%, 09/25/22 (d)	730	757
Series 2017-B-K725, REMIC, 4.01%, 02/25/24 (d)	725	779
Series 2015-B-K44, REMIC, 3.81%, 01/25/25 (d)	1,300	1,384
Series 2015-B-K46, REMIC, 3.82%, 03/25/25 (d)	720	783
Series 2015-B-K50, REMIC, 3.91%, 08/25/25 (d)	910	989
Series 2018-B-K733, REMIC, 4.22%, 09/25/25 (d)	4,015	4,365
Series 2016-B-K55, REMIC, 4.30%, 04/25/26 (d)	1,165	1,283
Series 2019-B-K99, REMIC, 3.77%, 09/25/29 (d)	3,625	4,039
Series 2020-B-K104, REMIC, 3.66%, 01/25/30 (d)	3,660	4,006
Galaxy XXIII CLO Ltd
Series 2017-A-23A, 1.54%, (3M USD LIBOR + 1.28%), 04/24/29 (d)	1,540	1,532
GreatAmerica Financial Services Corporation
Series 2018-A3-1, 2.60%, 06/15/21	276	276
Series 2017-A4-1, 2.36%, 01/20/23	723	724
Series 2018-A4-1, 2.83%, 06/17/24	1,414	1,439
GS Mortgage Securities Trust
Series 2016-A4-GS3, REMIC, 2.85%, 09/14/26	4,000	4,317
Hertz Fleet Lease Funding LP
Series 2019-A2-1, 2.70%, 07/10/22	4,356	4,417
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	222	207
Horizon Aircraft Finance II Limited
Series 2019-A-1, 3.72%, 07/15/26	820	732
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (e)	1,422	1,282
KKR CLO 16 Ltd
Series A1R-16, 1.52%, (3M USD LIBOR + 1.25%), 01/20/29 (d)	3,690	3,665
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (e)	975	847
Madison Park Funding XI, Ltd.
Series 2013-AR-11A, 1.42%, (3M USD LIBOR + 1.16%), 07/23/29 (d) (e)	3,300	3,284
Madison Park Funding XII, Ltd.
Series 2014-AR-12A, 1.53%, (3M USD LIBOR + 1.26%), 07/20/26 (d)	306	305
Madison Park Funding XVIII, Ltd.
Series 2015-A1R-18A, 1.46%, (3M USD LIBOR + 1.19%), 10/21/30 (d)	6,530	6,450
Magnetite VII Ltd
Series 2012-A1R2-7A, 1.07%, (3M USD LIBOR + 0.80%), 01/18/28 (d)	4,265	4,229
Magnetite XVIII, Limited
Series 2016-BR-18A, 1.78%, (3M USD LIBOR + 1.50%), 11/15/28 (d)	6,315	6,237
MAPS Ltd
Series 2019-A-1A, 4.46%, 03/15/26	493	431
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (d)	1,605	1,679
Mill City Mortgage Loan Trust
Series 2017-A1-3, 2.75%, 03/25/24 (d)	1,634	1,679
Series 2016-A1-1, REMIC, 2.50%, 07/25/23	303	308
MMAF Equipment Finance LLC
Series 2017-A3-B, 2.21%, 10/17/22	706	711
Series 2019-A3-B, 2.01%, 12/12/24	3,450	3,546
Series 2016-A5-AA, 2.21%, 12/15/32	1,865	1,898
New Residential Mortgage Loan Trust
Series 2017-A1-3A, REMIC, 4.00%, 04/25/57 (d)	1,949	2,106
Octagon Investment Partners 30, Ltd.
Series 2017-A1-1A, 1.59%, (3M USD LIBOR + 1.32%), 03/17/30 (d)	2,025	2,009
OneMain Direct Auto Receivables Trust
Series 2018-A-1A, 3.43%, 12/16/24	5,513	5,586
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21	461	462
Santander Retail Auto Lease Trust
Series 2019-A2-A, REMIC, 2.72%, 04/20/21	786	790
Series 2019-A3-B, REMIC, 2.30%, 03/20/22	905	925
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (e)	1,725	1,770
Series 2018-C-1, 3.45%, 03/15/23 (e)	2,595	2,704
Series 2019-1C-1, 2.84%, 01/15/25	1,930	2,031
Series 2020-2C-1, 1.88%, 01/15/26	1,520	1,549
Securitized Term Auto Receivables Trust
Series 2018-A3-2A, 3.33%, 10/25/21	6,803	6,901
Seneca Park CLO, Ltd.
Series 2014-AR-1A, 1.39%, (3M USD LIBOR + 1.12%), 07/17/26 (d)	101	101
SFAVE Commercial Mortgage Securities Trust
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35	3,560	3,317
Shackleton CLO Ltd
Series 2015-A1R-8A, 1.19%, (3M USD LIBOR + 0.92%), 10/20/27 (d)	5,298	5,261
SoFi Consumer Loan Program Trust
Series 2018-A-4, 3.54%, 12/25/21	1,118	1,126
Sound Point CLO, Ltd.
Series 2013-A1-2RA, 1.23%, (3M USD LIBOR + 0.95%), 04/16/29 (d) (e)	5,400	5,308
Springleaf Funding Trust
Series 2015-A-BA, 3.48%, 07/15/21	689	695
Start III LTD
Series 2019-A-2, 3.54%, 11/15/26 (e)	82	75
START Ireland
Series 2019-A-1, 4.09%, 03/15/26	1,059	987
Symphony CLO XIV, Ltd.
Series 2014-AR-14A, 2.26%, (3M USD LIBOR + 0.95%), 07/14/26 (d)	1,579	1,571
Thacher Park CLO Ltd
Series 2014-AR-1A, 1.43%, (3M USD LIBOR + 1.16%), 10/20/26 (d)	230	230
Towd Point Mortgage Trust
Series 2016-A1-3, REMIC, 2.25%, 09/25/22 (d)	756	764
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (d)	555	569
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (d)	1,814	1,851
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (d)	1,237	1,284
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (d)	2,666	2,766
United Airlines Pass Through Trust
Series 2018-B-1, 4.60%, 03/01/26	511	383
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	170	164
Vantage Data Centers Issuer, LLC
Series 2018-A2-1A, 4.07%, 02/15/23	2,791	2,837
Series 2019-A2-1A, 3.19%, 07/15/24	1,484	1,471
Series 2020-A2-1A, 1.65%, 09/15/25 (c) (j)	5,400	5,400
Verus Securitization Trust
Series 2019-A1-2, REMIC, 3.21%, 05/25/59 (d) (h)	1,927	1,972
Voya CLO Ltd
Series 2014-AAR2-1A, 1.26%, (3M USD LIBOR + 0.99%), 04/18/31 (d)	858	845
Wells Fargo Commercial Mortgage Trust
Series 2017-A5-C38, 3.45%, 06/17/27	5,400	6,080
Series 2015-A5-NXS1, REMIC, 3.15%, 04/17/25	1,885	2,041
Westlake Automobile Receivables Trust
Series 2019-A2-3A, 2.15%, 06/15/21	2,223	2,239
Total Non-U.S. Government Agency Asset-Backed Securities (cost $260,759)		263,870
SHORT TERM INVESTMENTS 7.3%
Investment Companies 6.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (k) (l)	569,513	569,513

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (k) (l)	58,426	58,426
Total Short Term Investments (cost $627,939)		627,939
Total Investments 104.0% (cost $7,580,573)		8,989,237
Total Forward Sales Commitments 0.0% (proceeds $1,190)		(1,190)
Other Derivative Instruments 0.0%		76
Other Assets and Liabilities, Net (4.0)%		(348,696)
Total Net Assets 100.0%		8,639,427

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2020, the total payable for investments purchased on a delayed delivery basis was $316,572.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $394,082 and 4.6% of the Fund.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Convertible security.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(j) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.0%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.0%)
Mortgage-Backed Securities (0.0%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 10/15/47 (a)	(1,100)	(1,190)
Total Government And Agency Obligations (proceeds $1,190)		(1,190)
Total Forward Sales Commitments (0.0%) (proceeds $1,190)		(1,190)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2020, the total proceeds for investments sold on a delayed delivery basis was $1,190.

JNL/WMC Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Discover Bank, 4.20%, 08/08/23	11/30/16	3,616	3,879	—

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Note	(39)	December 2020	(5,448)	76	6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/WMC Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 93.8%
U.S. Treasury Bill 65.4%
Treasury, United States Department of
0.16%, 10/08/20 (a)	40,000	39,999
0.08%, 10/27/20 (a)	12,000	11,999
0.17%, 10/01/20 - 01/07/21 (a)	154,609	154,573
0.14%, 10/06/20 - 04/22/21 (a)	87,452	87,436
0.18%, 11/10/20 (a)	34,000	33,993
0.15%, 10/29/20 - 12/22/20 (a)	153,806	153,780
0.19%, 11/17/20 - 12/10/20 (a)	46,143	46,132
0.11%, 11/19/20 - 03/25/21 (a)	168,090	168,031
0.09%, 10/20/20 - 01/21/21 (a)	223,192	223,157
0.10%, 10/22/20 - 03/02/21 (a)	346,597	346,521
0.12%, 01/19/21 - 03/18/21 (a)	163,851	163,776
0.13%, 01/28/21 (a)	79,825	79,794
0.00%, 03/09/21 (a)	35,300	35,284
		1,544,475
U.S. Government Agency Obligations 18.5%
Council of Federal Home Loan Banks
0.14%, 10/02/20 (b) (c)	32,000	32,000
0.17%, 10/06/20 (b) (c)	39,135	39,135
0.10%, 11/06/20 (b) (c)	1,920	1,920
0.12%, 01/22/21 - 05/26/21 (b) (c)	42,800	42,800
0.11%, 06/24/21 (b) (c)	26,095	26,095
0.15%, 07/23/21 (b) (c)	3,900	3,900
0.13%, 02/11/22 (b) (c)	8,650	8,650
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
0.21%, 12/28/20 (b) (c)	2,000	2,000
0.31%, 07/07/21 (b) (c)	58,500	58,500
0.19%, 06/03/22 (b) (c)	8,515	8,517
Federal Farm Credit Banks Funding Corporation
0.16%, 12/11/20 (b) (c)	2,149	2,149
0.26%, 01/19/21 (b) (c)	7,750	7,750
0.23%, 02/01/21 (b) (c)	13,300	13,300
0.20%, 03/01/21 (b) (c)	10,150	10,150
0.17%, 05/07/21 (b) (c)	1,325	1,325
0.37%, 05/16/22 (b) (c)	6,150	6,147
Federal Home Loan Banks Office of Finance
0.13%, 11/03/20 (b) (c)	12,750	12,750
0.08%, 11/16/20 (b) (c)	20,000	20,000
0.11%, 12/17/20 - 01/08/21 (b) (c)	73,100	73,100
0.10%, 12/18/20 (b) (c)	13,300	13,300
0.17%, 01/04/21 (b) (c)	9,900	9,900
0.09%, 01/22/21 (b) (c)	12,400	12,400
0.15%, 09/13/21 (b) (c)	2,675	2,674
Federal National Mortgage Association, Inc.
0.15%, 10/30/20 (b) (c)	10,920	10,920
2.88%, 10/30/20 (c)	16,725	16,741
		436,123
Discount Notes 6.1%
Federal Home Loan Banks Office of Finance
0.40%, 03/09/21 (a) (c)	39,482	39,412
Federal Home Loan Mortgage Corporation
0.14%, 10/02/20 (a) (c)	86,000	86,000
0.14%, 10/19/20 (a) (c)	20,000	19,999
		145,411
U.S. Treasury Note 3.8%
Treasury, United States Department of
0.22%, 01/31/21 (b)	66,000	65,995
0.24%, 04/30/21 (b)	12,500	12,500
0.40%, 10/31/21 (b)	11,355	11,376
		89,871
Total Government And Agency Obligations (cost $2,215,880)		2,215,880
REPURCHASE AGREEMENTS 0.1%
Repurchase Agreements (d)		1,100
Total Repurchase Agreements (cost $1,100)		1,100
Total Investments 93.9% (cost $2,216,980)		2,216,980
Other Assets and Liabilities, Net 6.1%		144,388
Total Net Assets 100.0%		2,361,368

(a) The coupon rate represents the yield to maturity.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) For repurchase agreements held at September 30, 2020, see Repurchase Agreements in the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BNP	Federal Farm Credit Banks Funding Corporation, Inc., 3.54%, due 01/25/38	21	21
	Federal Home Loan Mortgage Corporation, 4.00%, due 11/01/46	1	2
	Treasury, United States Department of, 1.75%, due 06/30/22	242	250
	Government National Mortgage Association, 1.88-4.50%, due 09/15/40-12/20/45	129	134
	Federal National Mortgage Association, Inc., 2.79%, due 07/01/46	----	1
		393	408	0.07	09/30/20	10/01/20	400	400	400
BOA	Federal National Mortgage Association, Inc., 4.01%-5.50%, due 03/01/41-01/01/46	12	14
BOA	Federal Home Loan Mortgage Corporation, 3.00-5.00%, due 02/01/34-05/01/48	76	88
		88	102	0.08	09/30/20	10/01/20	100	100	100
DUB	Treasury, United States Department of, 0.00-1.38%, due 10/31/20-02/11/21	306	306	0.08	09/30/20	10/01/20	300	300	300
GSC	Federal National Mortgage Association, Inc., 2.50%, due 09/01/35	6	6
	Federal Home Loan Mortgage Corporation, 3.50%, due 07/01/47	88	96
		94	102	0.07	09/30/20	10/01/20	100	100	100
JPM	Federal Home Loan Mortgage Corporation, 2.00%, due 09/01/50	98	102	0.06	09/30/20	10/01/20	100	100	100
RBC	Government National Mortgage Association, 3.50%, due 11/15/47	97	102	0.07	09/30/20	10/01/20	100	100	100
									1,100

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 99.0%
Financials 19.6%
Assurant, Inc.	163	19,797
Bank of America Corporation	1,408	33,924
BlackRock, Inc.	38	21,316
Chubb Limited	196	22,807
JPMorgan Chase & Co.	460	44,246
LPL Financial Holdings Inc.	86	6,586
M&T Bank Corporation	138	12,688
MetLife, Inc.	569	21,157
Progressive Corp.	242	22,882
The Blackstone Group Inc.	303	15,837
The PNC Financial Services Group, Inc.	178	19,619
Truist Financial Corporation	510	19,413
		260,272
Health Care 18.8%
Anthem, Inc.	98	26,374
AstraZeneca PLC - ADR	329	18,004
Becton, Dickinson and Company	95	22,076
Biogen Inc. (a)	32	9,019
Centene Corporation (a)	276	16,111
Eli Lilly & Co.	90	13,292
Medtronic Public Limited Company	299	31,065
Merck & Co., Inc.	199	16,545
Pfizer Inc.	1,117	40,998
Roche Holding AG	54	18,321
UnitedHealth Group Incorporated	73	22,880
Zimmer Biomet Holdings, Inc.	114	15,536
		250,221
Information Technology 13.0%
Amdocs Limited	324	18,606
Analog Devices, Inc.	140	16,373
Cisco Systems, Inc.	835	32,900
Corning Incorporated	738	23,911
Intel Corporation	669	34,637
KLA-Tencor Corp.	65	12,635
Micron Technology, Inc. (a)	407	19,106
VMware, Inc. - Class A (a) (b)	104	15,006
		173,174
Industrials 12.3%
Deere & Company	85	18,742
Fortune Brands Home & Security, Inc.	171	14,811
General Dynamics Corporation	120	16,682
Knight-Swift Transportation Holdings Inc. - Class A	321	13,047
L3Harris Technologies, Inc.	101	17,090
Lockheed Martin Corporation	35	13,362
Nvent Electric Public Limited Company	799	14,139
Raytheon BBN Technologies Corp.	350	20,118
Trane Technologies Public Limited Company	131	15,874
Union Pacific Corporation	99	19,407
		163,272
Consumer Discretionary 10.3%
Gentex Corp.	671	17,283
Lennar Corporation - Class A	310	25,286
McDonald's Corporation	142	31,245
The Home Depot, Inc.	96	26,631
TJX Cos. Inc.	326	18,116
VF Corp.	262	18,395
		136,956
Utilities 6.0%
Dominion Energy, Inc.	290	22,910
Entergy Corporation	189	18,603
Exelon Corporation	538	19,244
Sempra Energy	164	19,381
		80,138
Materials 4.7%
Celanese Corp. - Class A	230	24,674
FMC Corporation	178	18,814
Sealed Air Corporation	497	19,279
		62,767
Real Estate 4.4%
Crown Castle International Corp.	79	13,174
Gaming and Leisure Properties, Inc.	583	21,529
Highwoods Properties Inc.	379	12,726
Host Hotels & Resorts, Inc.	1,080	11,651
		59,080
Consumer Staples 4.1%
Keurig Dr Pepper Inc.	646	17,842
Mondelez International, Inc. - Class A	387	22,262
Sysco Corp.	220	13,668
		53,772
Communication Services 4.0%
Booking Holdings Inc. (a)	8	13,800
Comcast Corporation - Class A	862	39,883
		53,683
Energy 1.8%
Phillips 66	227	11,786
Pioneer Natural Resources Co.	137	11,811
		23,597
Total Common Stocks (cost $1,176,029)		1,316,932
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	21,735	21,735
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.12% (c) (d)	640	640
Total Short Term Investments (cost $22,375)		22,375
Total Investments 100.7% (cost $1,198,404)		1,339,307
Other Assets and Liabilities, Net (0.7)%		(8,943)
Total Net Assets 100.0%		1,330,364

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

Currency Abbreviations:

ARS - Argentine Peso	DKK - Danish Krone	JPY - Japanese Yen	SEK - Swedish Krona
AUD - Australian Dollar	EUR - European Currency Unit (Euro)	KRW - South Korean Won	SGD - Singapore Dollar
BRL - Brazilian Real	GBP - British Pound	MXN - Mexican Peso	TRY - Turkish Lira
CAD - Canadian Dollar	GHS - Ghanaian Cedi	MYR - Malaysian Ringgit	TWD - New Taiwan Dollar
CHF - Swiss Franc	HKD - Hong Kong Dollar	NOK - Norwegian Krone	UEA - United Arab Emirates Dirham
CLP - Chilean Peso	HUF - Hungarian Forint	NZD - New Zealand Dollar	USD - United States Dollar
CNH - Chinese Offshore Yuan	IDR - Indonesian Rupiah	PEN - Peruvian Nuevo Sol	ZAR - South African Rand
CNY - Chinese Yuan	ILS - Israeli New Shekel	PHP - Philippine Peso
COP - Colombian Peso	INR - Indian Rupee	RUB - Russian Ruble
CZK - Czech Republic Korunas	JAD - Jamaican Dollar	SAR - Saudi Riyal

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	ITRAXX - Group of international credit derivative indices monitored by the
ADR - American Depositary Receipt	International Index Company
ADS - American Depositary Share	JSE - Johannesburg Stock Exchange
ASX - Australian Securities Exchange	KOSPI - Korea Composite Stock Price Index
BRAZIBOR - Brazil Interbank Offered Rate	LIBOR - London Interbank Offered Rate
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	LLC/L.L.C. - Limited Liability Companies
BUBOR - Budapest Interbank Offered Rate	MBS - Mortgage-Backed Security
CAPE - Cyclically Adjusted Price Earnings	MEXIBOR - Mexico Interbank Offered Rate
CDI - CHESS Depositary Interests	MICEX - Moscow Interbank Offered Rate
CDX.EM - Credit Default Swap Index - Emerging Markets	MPOR - Moscow Prime Offered Rate
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	MSCI - Morgan Stanley Capital International
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	NASDAQ - National Association of Securities Dealers Automated Quotations
CLO - Collateralized Loan Obligation	NVDR - Non-Voting Depository Receipt
CMBX.NA - Commercial Mortgage-backed Securities Index North America	OAT - Obligations Assimilables du Tresor
CMT - Constant Maturity Treasury	OMX - Option Market Index
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	PJSC - Private Joint Stock Co.
CVA - Credit Valuation Adjustment	PLC/P.L.C./Plc - Public Limited Company
DAX - Deutscher Aktienindex	RBOB - Reformulated Blendstock for Oxygenate Blending
DIP - Debtor-in-possession	REIT - Real Estate Investment Trust
EAFE - Europe, Asia and Far East	REMIC - Real Estate Mortgage Investment Conduit
ETF - Exchange Traded Fund	RTS - Russian Trading System
EURIBOR - Europe Interbank Offered Rate	S&P - Standard & Poor's
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	SCB - Standard Chartered Bank
term of 4.5 to 5.5 years	SDR - Sweedish Depositary Receipt
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	SOFR - Secured Overnight Financing Rates
term of 8.5 to 10.5 years	SPDR - Standard & Poor's Depositary Receipt
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	TBA - To be Announced (Securities purchased on a delayed delivery basis)
term of 24 to 35 years	TBD - To Be Determined
Euro OAT - debt instrument issued by the Republic of Italy with a	TIPS - Treasury Inflation-Protected Securities
term of 8.5 to 10.5 years	TSX - Toronto Stock Exchange
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	UCITS - Undertakings for the Collective Investment of Transferable Securities
term of 1.75 to 2.25 years	ULSD - Ultra Low Sulfur Diesel
FDR - Fiduciary Depositary Receipt	US - United States
FKU - First Trust United Kingdom AlphaDEX ® Fund	WTI - West Texas Intermediate
FTSE - Financial Times ad the London Stock Exchange
GDR - Global Depositary Receipt
HIBOR - Hong Kong Interbank Offered Rate
HICP - Harmonized Index of Consumer Prices
ICE - Intercontinental Exchange

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.	CSI - Credit Suisse Securities, LLC	SCB _ Standard Chartered Bank
BBH - Brown Brothers Harriman & Co.	DUB - Deutsche Bank AG.	SGA - SG Americas Securities LLC
BCL - Barclays Capital Inc.	GSC - Goldman Sachs & Co.	SGB - Standard Chartered Bank
BMO - BMO Capital Markets Corp.	HSB - HSBC Securities Inc.	SIG - Susquehanna Investment Group
BNP - BNP Paribas Securities	JPM - J.P. Morgan Securities Inc.	SSB - State Street Brokerage Services
BOA - Bancamerica Securities/Bank of America NA	MBL - Macquarie Bank Limited	TDB - Toronto -Dominion Bank
CCI - Citicorp Securities	MLP - Merrill Lynch Professional Clearing Corp.	UBS - UBS Securities, LLC
CGM - Citigroup Global Markets	MSC - Morgan Stanley & Co. Inc.
CIB - Canadian Imperial Bank of Commerce	NSI - Normura Securities International Inc
CIT - Citibank, Inc	RBC - Royal Bank of Canada

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

“-“ Amount rounds to less than one thousand or 0.05%.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund as a cash management tool. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended September 30, 2020. The following table details the investments held during the period ended September 30, 2020.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL iShares Tactical Growth Fund	2,855	34,358	36,897	7	316	0.1
JNL iShares Tactical Moderate Fund	1,538	34,030	35,515	5	53	—
JNL iShares Tactical Moderate Growth Fund	2,999	24,262	27,077	9	184	0.1
JNL/Vanguard Growth ETF Allocation Fund	2,394	72,964	74,823	4	535	0.1
JNL/Vanguard Moderate ETF Allocation Fund	2,734	64,019	66,350	4	403	0.1
JNL/Vanguard Moderate Growth ETF Allocation Fund	1,537	79,937	81,222	5	252	—
JNL Multi-Manager Alternative Fund	282,107	1,131,851	1,292,386	742	121,572	11.5
JNL Multi-Manager Emerging Markets Equity Fund	26,741	396,010	393,896	9	28,855	1.9
JNL Multi-Manager International Small Cap Fund	3,584	88,875	86,048	20	6,411	2.5
JNL Multi-Manager Mid Cap Fund	19,255	487,024	447,092	72	59,187	4.9
JNL Multi-Manager Small Cap Growth Fund	70,379	672,793	677,763	264	65,409	2.5
JNL Multi-Manager Small Cap Value Fund	44,017	267,646	289,262	171	22,401	2.5
JNL S&P 500 Index Fund	1,943	39,067	37,888	5	3,122	2.3
JNL/AQR Large Cap Defensive Style Fund	1,406	36,358	35,692	5	2,072	4.1
JNL/AQR Large Cap Relaxed Constraint Equity Fund	2,638	42,004	41,243	12	3,399	1.2
JNL/AQR Managed Futures Strategy Fund	16,000	38,000	44,000	5	10,000	13.1
JNL/BlackRock Advantage International Fund	372	6,518	6,564	1	326	1.1
JNL/BlackRock Global Natural Resources Fund	11,826	130,767	139,608	33	2,985	0.5
JNL/BlackRock Large Cap Select Growth Fund	6,668	698,507	686,918	38	18,257	0.4
JNL/Boston Partners Global Long Short Equity Fund	17,930	156,030	172,398	69	1,562	4.0
JNL/Causeway International Value Select Fund	18,529	212,441	224,970	45	6,000	0.6
JNL/ClearBridge Large Cap Growth Fund	18,175	229,212	235,897	78	11,490	0.8
JNL/DFA International Core Equity Fund	343	16,483	16,242	2	584	0.6
JNL/DFA U.S. Core Equity Fund	1,908	100,917	101,290	7	1,535	0.1
JNL/DoubleLine Core Fixed Income Fund	146,203	844,395	921,012	239	69,586	1.8
JNL/DoubleLine Emerging Markets Fixed Income Fund	13,562	263,119	258,912	44	17,769	2.5
JNL/DoubleLine Shiller Enhanced CAPE Fund	129,786	946,657	1,011,076	511	65,367	3.4
JNL/DoubleLine Total Return Fund	116,241	1,046,257	1,047,970	304	114,528	3.9
JNL/Fidelity Institutional Asset Management Total Bond Fund	31,243	576,838	484,547	120	123,534	9.8
JNL/First State Global Infrastructure Fund	8,192	303,931	309,851	27	2,272	0.2
JNL/Franklin Templeton Global Multisector Bond Fund	76,003	626,848	647,942	235	54,909	9.0
JNL/Franklin Templeton Growth Allocation Fund	41,849	288,250	296,890	153	33,209	3.0
JNL/Franklin Templeton Income Fund	90,718	439,812	465,062	287	65,468	4.2
JNL/Franklin Templeton International Small Cap Fund	13,777	83,676	88,674	42	8,779	1.9
JNL/Goldman Sachs Competitive Advantage Fund	1,090	254,464	238,811	20	16,743	0.8
JNL/Goldman Sachs Dividend Income & Growth Fund	3,955	352,939	349,315	54	7,579	0.2
JNL/Goldman Sachs International 5 Fund	699	12,106	12,445	1	360	0.7
JNL/Goldman Sachs Intrinsic Value Fund	22,498	204,928	204,389	48	23,037	1.3
JNL/Goldman Sachs Total Yield Fund	18,229	180,068	189,306	28	8,991	0.6
JNL/GQG Emerging Markets Equity Fund	16,935	288,041	299,756	48	5,220	0.8
JNL/Harris Oakmark Global Equity Fund	13,185	114,156	112,316	41	15,025	2.3
JNL/Heitman U.S. Focused Real Estate Fund	821	53,885	53,793	5	913	0.5
JNL/Invesco Diversified Dividend Fund	91,613	199,019	225,476	332	65,156	6.4
JNL/Invesco Global Growth Fund	27,797	272,067	286,674	48	13,190	0.5
JNL/Invesco Global Real Estate Fund	9,932	150,099	141,679	35	18,352	2.1
JNL/Invesco International Growth Fund	25,782	217,560	207,835	111	35,507	3.5
JNL/Invesco Small Cap Growth Fund	32,071	348,964	355,660	96	25,375	1.3
JNL/JPMorgan Global Allocation Fund	3,745	1,844,530	1,793,465	27	54,810	4.0
JNL/JPMorgan Growth & Income Fund	40,589	391,862	429,100	92	3,351	0.4
JNL/JPMorgan Hedged Equity Fund	10,713	84,666	86,002	15	9,377	1.9
JNL/JPMorgan MidCap Growth Fund	20,902	611,767	578,974	175	53,695	1.8
JNL/JPMorgan U.S. Government & Quality Bond Fund	52,982	1,204,268	1,118,752	296	138,498	6.0
JNL/Lazard International Strategic Equity Fund	11,461	138,863	143,055	37	7,269	2.4
JNL/Loomis Sayles Global Growth Fund	2,507	92,747	90,375	9	4,879	0.6
JNL/Lord Abbett Short Duration Income Fund	—	151,990	150,172	2	1,818	0.9
JNL/Mellon Bond Index Fund	69,295	265,051	225,563	217	108,783	7.9
JNL/Mellon Communication Services Sector Fund	757	46,253	46,131	2	879	0.4
JNL/Mellon Consumer Discretionary Sector Fund	2,459	149,356	140,756	7	11,059	0.7
JNL/Mellon Consumer Staples Sector Fund	668	98,933	98,818	5	783	0.4
JNL/Mellon Dow Index Fund	6,884	151,519	151,315	23	7,088	0.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Emerging Markets Index Fund	14,660	121,056	123,251	29	12,465	1.3
JNL/Mellon Energy Sector Fund	3,526	153,740	152,558	8	4,708	0.7
JNL/Mellon Equity Income Fund	5,369	62,484	67,706	22	147	0.1
JNL/Mellon Financial Sector Fund	3,673	140,236	139,773	10	4,136	0.4
JNL/Mellon Healthcare Sector Fund	3,613	266,495	259,239	19	10,869	0.3
JNL/Mellon Industrials Sector Fund	348	22,542	22,501	1	389	0.6
JNL/Mellon Information Technology Sector Fund	3,197	482,699	477,645	45	8,251	0.2
JNL/Mellon International Index Fund	6,165	123,814	128,405	15	1,574	0.1
JNL/Mellon Materials Sector Fund	45	23,714	23,201	—	558	1.2
JNL/Mellon MSCI KLD 400 Social Index Fund	265	30,276	30,068	2	473	0.4
JNL/Mellon MSCI World Index Fund	5,804	29,457	33,621	10	1,640	0.5
JNL/Mellon Nasdaq 100 Index Fund	61,640	676,743	703,057	158	35,326	0.7
JNL/Mellon Real Estate Sector Fund	496	40,419	40,397	4	518	0.5
JNL/Mellon S&P 400 MidCap Index Fund	13,425	348,534	356,766	61	5,193	0.2
JNL/Mellon S&P 500 Index Fund	74,701	703,071	736,083	216	41,689	0.4
JNL/Mellon Small Cap Index Fund	3,239	176,605	172,804	25	7,040	0.3
JNL/Mellon Utilities Sector Fund	710	89,420	90,104	7	26	—
JNL/MFS Mid Cap Value Fund	14,701	183,058	191,363	39	6,396	0.4
JNL/Morningstar Wide Moat Index Fund	2,380	131,268	122,926	14	10,722	1.3
JNL/Neuberger Berman Commodity Strategy Fund	20,137	99,786	117,131	22	2,792	25.4
JNL/Neuberger Berman Strategic Income Fund	1,049	299,251	286,125	41	14,175	1.8
JNL/PPM America Floating Rate Income Fund	66,301	264,855	299,116	206	32,040	3.0
JNL/PPM America High Yield Bond Fund	15,100	611,341	573,278	99	53,163	2.9
JNL/PPM America Small Cap Value Fund	1,325	44,744	45,762	4	307	0.1
JNL/PPM America Total Return Fund	48,786	695,696	630,873	128	113,609	6.2
JNL/RAFI Fundamental Asia Developed Fund	2,427	28,079	27,864	8	2,642	1.5
JNL/RAFI Fundamental Europe Fund	113	15,008	14,793	1	328	0.1
JNL/RAFI Fundamental U.S. Small Cap Fund	573	47,287	46,111	3	1,749	0.5
JNL/RAFI Multi-Factor U.S. Equity Fund	3,236	156,951	158,470	11	1,717	0.1
JNL/T. Rowe Price Balanced Fund	4,557	70,374	73,319	16	1,612	0.4
JNL/T. Rowe Price Capital Appreciation Fund	18,621	589,087	588,908	109	18,800	0.2
JNL/T. Rowe Price Established Growth Fund	2,152	128,615	125,780	13	4,987	—
JNL/T. Rowe Price Mid-Cap Growth Fund	2,637	137,571	137,140	14	3,068	0.1
JNL/T. Rowe Price Short-Term Bond Fund	5,200	132,787	137,879	10	108	—
JNL/T. Rowe Price U.S. High Yield Fund	15,592	651,097	657,785	111	8,904	1.6
JNL/T. Rowe Price Value Fund	3,065	148,980	147,274	14	4,771	0.1
JNL/WCM Focused International Equity Fund	75,150	401,432	412,202	204	64,380	3.3
JNL/Westchester Capital Event Driven Fund	26,000	288,811	314,472	47	339	0.2
JNL/WMC Balanced Fund	218,551	1,651,550	1,300,588	586	569,513	6.6
JNL/WMC Value Fund	23,707	249,985	251,957	68	21,735	1.6

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund	—	51,516	49,492	4	2,024	0.1
JNL/T. Rowe Price Balanced Fund	47,469	68,039	100,819	159	14,689	3.3
JNL/T. Rowe Price Capital Appreciation Fund	1,093,861	2,523,872	2,648,135	4,921	968,075	12.4
JNL/T. Rowe Price Established Growth Fund	24,298	1,779,735	1,769,515	240	34,518	0.3
JNL/T. Rowe Price Mid-Cap Growth Fund	281,058	529,810	657,099	1,225	153,769	2.6
JNL/T. Rowe Price Short-Term Bond Fund	20,828	480,724	491,331	63	10,221	0.6
JNL/T. Rowe Price U.S. High Yield Fund	—	247,939	230,467	19	17,472	3.1
JNL/T. Rowe Price Value Fund	25,535	511,748	508,667	54	28,616	0.7

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. (“JPM Chase”) or State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the period ended September 30, 2020.

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund, JNL/WMC Government Money Market Fund, the Master Feeder Funds and the Funds of Funds, participate in agency-based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Except as described below, cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the 1940 Act and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee, accrued daily and payable monthly, for investment advisory services. In addition to investing cash collateral in the JNL Securities Lending Collateral Fund, JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Mellon S&P 500 Index Fund and JNL/Mellon S&P 400 MidCap Index Fund may invest cash collateral in repurchase agreements collateralized by equity and U.S. government or agency securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity and U.S. government or agency securities. Reinvestments in repurchase agreements will not exceed 10% of these Funds' net assets, shall be collateralized by equity and U.S. government or agency securities equal to not less than 110% of the cash collateral reinvested in such transactions, and shall be marked-to-market daily.

Security Valuation. Under the JNL Series Trust's ("Trust") valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act, as amended. The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ Form N-PORT, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www . sec . gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www . sec . gov. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate market value. If a valuation from a third party pricing service is unavailable or it is determined that such valuation does not approximate fair market value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair market value.

Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third-party price providers. OTC derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds. Level 1 valuations include investments in the underlying funds and Master Funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of September 30, 2020 by valuation level. Investments in the underlying funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds. For Funds with significant investments in Level 1 and Level 2 common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL iShares Tactical Growth Fund
Assets - Securities
Investment Companies	255,791	—	—	255,791
Short Term Investments	27,062	—	—	27,062
	282,853	—	—	282,853
JNL iShares Tactical Moderate Fund
Assets - Securities
Investment Companies	173,371	—	—	173,371
Short Term Investments	8,867	—	—	8,867
	182,238	—	—	182,238
JNL iShares Tactical Moderate Growth Fund
Assets - Securities
Investment Companies	291,763	—	—	291,763
Short Term Investments	69,922	—	—	69,922
	361,685	—	—	361,685
JNL/Vanguard Growth ETF Allocation Fund
Assets - Securities
Investment Companies	558,553	—	—	558,553
Short Term Investments	47,526	—	—	47,526
	606,079	—	—	606,079
JNL/Vanguard Moderate ETF Allocation Fund
Assets - Securities
Investment Companies	413,632	—	—	413,632
Short Term Investments	73,554	—	—	73,554
	487,186	—	—	487,186
JNL/Vanguard Moderate Growth ETF Allocation Fund
Assets - Securities
Investment Companies	521,435	—	—	521,435
Short Term Investments	68,770	—	—	68,770
	590,205	—	—	590,205
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	348,389	88,106	172	436,667
Corporate Bonds And Notes	—	294,233	250	294,483
Non-U.S. Government Agency Asset-Backed Securities	—	138,601	5,970	144,571
Government And Agency Obligations	—	105,334	—	105,334
Senior Floating Rate Instruments[2]	—	18,389	103	18,492
Other Equity Interests	—	—	13,003	13,003
Preferred Stocks	7,124	—	—	7,124
Warrants	1,372	—	6	1,378
Rights	69	—	276	345
Short Term Investments	121,890	20,996	—	142,886
	478,844	665,659	19,780	1,164,283
Liabilities - Securities
Common Stocks	(170,472)	(790)	—	(171,262)
Investment Companies	(31,470)	—	—	(31,470)
Corporate Bonds And Notes	—	(780)	—	(780)
Preferred Stocks	(713)	—	—	(713)
	(202,655)	(1,570)	—	(204,225)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	363	—	—	363
Centrally Cleared Interest Rate Swap Agreements	—	1,472	—	1,472
Centrally Cleared Credit Default Swap Agreements	—	106	—	106
Exchange Traded Futures Options	17	—	—	17
Exchange Traded Purchased Options	328	—	—	328
OTC Purchased Options	—	253	—	253
Open Forward Foreign Currency Contracts	—	2,217	—	2,217
OTC Interest Rate Swap Agreements	—	785	—	785
OTC Contracts for Difference	830	2,462	—	3,292
OTC Total Return Swap Agreements	1,050	2,009	—	3,059
	2,588	9,304	—	11,892

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,649)	—	—	(2,649)
Centrally Cleared Interest Rate Swap Agreements	—	(15)	—	(15)
Exchange Traded Written Options	(371)	—	—	(371)
OTC Written Options	—	(501)	—	(501)
Open Forward Foreign Currency Contracts	—	(2,238)	—	(2,238)
OTC Contracts for Difference	(1,507)	(521)	—	(2,028)
OTC Total Return Swap Agreements	(330)	(3,404)	—	(3,734)
	(4,857)	(6,679)	—	(11,536)
JNL Multi-Manager Emerging Markets Equity Fund
Assets - Securities
Common Stocks	414,940	1,001,921	—	1,416,861
Preferred Stocks	19,189	—	—	19,189
Warrants	—	5,934	5,327	11,261
Investment Companies	4,493	—	—	4,493
Short Term Investments	49,179	—	—	49,179
	487,801	1,007,855	5,327	1,500,983
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(4)	—	(4)
	—	(4)	—	(4)
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	33,240	211,507	313	245,060
Warrants	—	—	1,647	1,647
Preferred Stocks	1,621	—	—	1,621
Participatory Notes	—	1,553	—	1,553
Short Term Investments	6,411	—	—	6,411
	41,272	213,060	1,960	256,292
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,133,533	—	—	1,133,533
Preferred Stocks	20,643	—	—	20,643
Short Term Investments	62,344	—	—	62,344
	1,216,520	—	—	1,216,520
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	2,442,560	61,120	—	2,503,680
Short Term Investments	168,369	—	—	168,369
	2,610,929	61,120	—	2,672,049
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	884,018	—	—	884,018
Short Term Investments	46,895	—	—	46,895
	930,913	—	—	930,913
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	133,735	—	—	133,735
Investment Companies	437	—	—	437
Short Term Investments	3,256	56	—	3,312
	137,428	56	—	137,484
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	4	—	—	4
	4	—	—	4
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	48,770	—	—	48,770
Short Term Investments	2,072	—	—	2,072
	50,842	—	—	50,842
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1	—	—	1
	1	—	—	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Assets - Securities
Common Stocks	357,190	—	—	357,190
Preferred Stocks	346	—	—	346
Short Term Investments	3,399	—	—	3,399
	360,935	—	—	360,935
Liabilities - Securities
Common Stocks	(83,123)	—	—	(83,123)
	(83,123)	—	—	(83,123)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(33)	—	—	(33)
	(33)	—	—	(33)
JNL/AQR Managed Futures Strategy Fund
Assets - Securities
Short Term Investments	21,249	38,017	—	59,266
	21,249	38,017	—	59,266
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,339	—	—	1,339
Open Forward Foreign Currency Contracts	—	1,246	—	1,246
OTC Total Return Swap Agreements	275	—	—	275
	1,614	1,246	—	2,860
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(821)	—	—	(821)
Open Forward Foreign Currency Contracts	—	(1,915)	—	(1,915)
OTC Total Return Swap Agreements	(43)	—	—	(43)
	(864)	(1,915)	—	(2,779)
JNL/BlackRock Advantage International Fund
Assets - Securities
Common Stocks	368	28,820	—	29,188
Preferred Stocks	174	—	—	174
Short Term Investments	1,928	—	—	1,928
	2,470	28,820	—	31,290
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(6)	—	—	(6)
Open Forward Foreign Currency Contracts	—	—	—	—
	(6)	—	—	(6)
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,514,779	644,903	4,511	2,164,193
Government And Agency Obligations	—	567,203	—	567,203
Investment Companies	222,778	—	—	222,778
Corporate Bonds And Notes	—	207,712	7,508	215,220
Non-U.S. Government Agency Asset-Backed Securities	—	40,160	—	40,160
Senior Floating Rate Instruments	—	29,092	1,488	30,580
Preferred Stocks	15,441	—	9,012	24,453
Trust Preferreds	5,230	—	—	5,230
Short Term Investments	23,398	146,077	—	169,475
	1,781,626	1,635,147	22,519	3,439,292
Liabilities - Securities
Common Stocks
Energy	(1,863)	—	—	(1,863)
Information Technology	(1,849)	—	—	(1,849)
Materials	—	(3,341)	—	(3,341)
Consumer Discretionary	—	(1,123)	—	(1,123)
Consumer Staples	(1,745)	—	—	(1,745)
	(5,457)	(4,464)	—	(9,921)
Assets - Investments in Other Financial Instruments[1]
OTC Purchased Barrier Options	—	439	—	439
Futures Contracts	2,035	—	—	2,035
Centrally Cleared Interest Rate Swap Agreements	—	2,154	—	2,154
Centrally Cleared Credit Default Swap Agreements	—	2,278	—	2,278
Exchange Traded Purchased Options	27,241	—	—	27,241
OTC Purchased Options	—	8,187	—	8,187
Open Forward Foreign Currency Contracts	—	5,058	—	5,058
OTC Contracts for Difference	52	175	—	227
OTC Total Return Swap Agreements	1,414	—	—	1,414
	30,742	18,291	—	49,033

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Barrier Options	—	(518)	—	(518)
Futures Contracts	(4,243)	—	—	(4,243)
Centrally Cleared Interest Rate Swap Agreements	—	(7,234)	—	(7,234)
Exchange Traded Written Options	(17,382)	—	—	(17,382)
OTC Written Options	—	(7,193)	—	(7,193)
Open Forward Foreign Currency Contracts	—	(4,093)	—	(4,093)
OTC Contracts for Difference	—	(103)	—	(103)
	(21,625)	(19,141)	—	(40,766)
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks
United States of America	209,466	—	—	209,466
Canada	85,499	—	—	85,499
Australia	—	46,181	—	46,181
United Kingdom	—	42,739	—	42,739
Brazil	40,009	—	—	40,009
Netherlands	—	29,235	—	29,235
France	—	28,678	—	28,678
Russian Federation	7,678	12,621	—	20,299
Norway	—	10,751	—	10,751
Germany	—	10,547	—	10,547
Ireland	—	9,624	—	9,624
China	—	7,658	—	7,658
Switzerland	—	7,585	—	7,585
Portugal	—	5,401	—	5,401
Sweden	—	3,957	—	3,957
Ghana	2,205	—	—	2,205
Warrants	—	415	—	415
Short Term Investments	34,560	—	—	34,560
	379,417	215,392	—	594,809
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	4,740,081	56,615	—	4,796,696
Preferred Stocks	—	—	8,997	8,997
Short Term Investments	19,984	—	—	19,984
	4,760,065	56,615	8,997	4,825,677
JNL/Boston Partners Global Long Short Equity Fund
Assets - Securities
Common Stocks
Communication Services	1,496	971	—	2,467
Consumer Discretionary	1,744	3,827	—	5,571
Consumer Staples	740	1,251	—	1,991
Energy	937	—	—	937
Financials	4,075	1,697	—	5,772
Health Care	2,447	1,030	—	3,477
Industrials	1,191	3,598	—	4,789
Information Technology	3,951	3,254	—	7,205
Materials	3,262	1,057	—	4,319
Utilities	724	237	—	961
Short Term Investments	1,743	—	—	1,743
	22,310	16,922	—	39,232
Liabilities - Securities
Common Stocks	(8,713)	(4,446)	—	(13,159)
	(8,713)	(4,446)	—	(13,159)
Assets - Investments in Other Financial Instruments[1]
OTC Contracts for Difference	—	50	—	50
	—	50	—	50
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(435)	—	—	(435)
Open Forward Foreign Currency Contracts	—	—	—	—
OTC Contracts for Difference	—	(14)	—	(14)
	(435)	(14)	—	(449)
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	76,354	936,240	—	1,012,594
Preferred Stocks	51,816	—	—	51,816
Short Term Investments	40,170	—	—	40,170
	168,340	936,240	—	1,104,580
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	1,355,857	—	—	1,355,857
Short Term Investments	14,909	—	—	14,909
	1,370,766	—	—	1,370,766
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	13,080	76,020	13	89,113
Preferred Stocks	616	—	—	616
Rights	—	1	—	1
Short Term Investments	2,954	—	—	2,954
	16,650	76,021	13	92,684
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,153,025	—	—	1,153,025
Preferred Stocks	165	—	—	165
Rights	—	—	4	4
Other Equity Interests	—	2	—	2
Short Term Investments	5,229	—	—	5,229
	1,158,419	2	4	1,158,425
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,747,525	—	1,747,525
Corporate Bonds And Notes	—	974,863	—	974,863
Non-U.S. Government Agency Asset-Backed Securities	—	948,210	—	948,210
Senior Floating Rate Instruments[2]	—	132,624	256	132,880
Common Stocks	225	—	318	543
Other Equity Interests	—	—	—	—
Short Term Investments	78,750	20,397	—	99,147
	78,975	3,823,619	574	3,903,168
Liabilities - Securities
Senior Floating Rate Instruments[2]	—	(1)	—	(1)
	—	(1)	—	(1)
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	80	—	80
	—	80	—	80
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(19)	—	(19)
	—	(19)	—	(19)
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	595,424	—	595,424
Government And Agency Obligations	—	97,002	—	97,002
Common Stocks	—	—	—	—
Short Term Investments	24,359	—	—	24,359
	24,359	692,426	—	716,785
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	888,800	—	888,800
Government And Agency Obligations	—	540,004	—	540,004
Corporate Bonds And Notes	—	236,333	—	236,333
Senior Floating Rate Instruments[2]	—	80,553	202	80,755
Common Stocks	25	—	226	251
Short Term Investments	65,367	—	—	65,367
	65,392	1,745,690	428	1,811,510
Assets - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	142,145	—	—	142,145
	142,145	—	—	142,145
Liabilities - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	(6,769)	—	—	(6,769)
	(6,769)	—	—	(6,769)
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	1,637,838	—	1,637,838
Non-U.S. Government Agency Asset-Backed Securities	—	1,273,972	—	1,273,972
Short Term Investments	114,528	—	—	114,528
	114,528	2,911,810	—	3,026,338

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	578,418	—	578,418
Corporate Bonds And Notes	—	460,114	24	460,138
Non-U.S. Government Agency Asset-Backed Securities	—	80,409	—	80,409
Senior Floating Rate Instruments	—	59,316	862	60,178
Common Stocks	—	36	—	36
Short Term Investments	127,880	—	—	127,880
	127,880	1,178,293	886	1,307,059
Liabilities - Securities
Government And Agency Obligations	—	(2,515)	—	(2,515)
	—	(2,515)	—	(2,515)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1	—	—	1
Centrally Cleared Interest Rate Swap Agreements	—	1	—	1
OTC Purchased Options	—	91	—	91
	1	92	—	93
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(37)	—	—	(37)
Centrally Cleared Interest Rate Swap Agreements	—	(7)	—	(7)
OTC Written Options	—	(300)	—	(300)
	(37)	(307)	—	(344)
JNL/First State Global Infrastructure Fund
Assets - Securities
Common Stocks
United States of America	513,416	—	—	513,416
Australia	—	82,397	—	82,397
France	—	50,624	—	50,624
United Kingdom	—	47,689	—	47,689
Japan	—	44,420	—	44,420
Canada	33,970	—	—	33,970
Hong Kong	—	32,664	—	32,664
Italy	—	27,982	—	27,982
Mexico	25,873	—	—	25,873
China	—	23,251	—	23,251
Switzerland	—	19,559	—	19,559
Spain	—	14,626	—	14,626
New Zealand	—	9,721	—	9,721
Short Term Investments	14,078	—	—	14,078
	587,337	352,933	—	940,270
JNL/Franklin Templeton Global Multisector Bond Fund
Assets - Securities
Government And Agency Obligations	—	434,441	—	434,441
Corporate Bonds And Notes	—	77	—	77
Common Stocks	—	—	—	—
Short Term Investments	54,909	104,537	—	159,446
	54,909	539,055	—	593,964
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	9,696	—	9,696
	—	9,696	—	9,696
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(6,899)	—	(6,899)
	—	(6,899)	—	(6,899)
JNL/Franklin Templeton Growth Allocation Fund
Assets - Securities
Common Stocks	567,993	222,011	—	790,004
Government And Agency Obligations	—	110,848	—	110,848
Corporate Bonds And Notes	—	102,007	—	102,007
Investment Companies	22,573	—	—	22,573
Equity Linked Structured Notes	—	14,255	—	14,255
Preferred Stocks	10,677	—	—	10,677
Non-U.S. Government Agency Asset-Backed Securities	—	2,510	—	2,510
Warrants	—	5	—	5
Short Term Investments	45,499	—	—	45,499
	646,742	451,636	—	1,098,378
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	10	—	—	10
	10	—	—	10
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(190)	—	—	(190)
	(190)	—	—	(190)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Income Fund
Assets - Securities
Common Stocks	613,810	42,588	—	656,398
Corporate Bonds And Notes	—	489,548	—	489,548
Government And Agency Obligations	—	152,982	—	152,982
Equity Linked Structured Notes	—	125,614	—	125,614
Preferred Stocks	60,642	—	—	60,642
Other Equity Interests	—	—	1	1
Short Term Investments	77,202	—	—	77,202
	751,654	810,732	1	1,562,387
JNL/Franklin Templeton International Small Cap Fund
Assets - Securities
Common Stocks	68,705	378,813	—	447,518
Preferred Stocks	1,022	—	—	1,022
Warrants	106	—	—	106
Short Term Investments	28,503	—	—	28,503
	98,336	378,813	—	477,149
JNL/Goldman Sachs Competitive Advantage Fund
Assets - Securities
Common Stocks	2,160,284	—	—	2,160,284
Short Term Investments	67,328	1,850	—	69,178
	2,227,612	1,850	—	2,229,462
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(126)	—	—	(126)
	(126)	—	—	(126)
JNL/Goldman Sachs Dividend Income & Growth Fund
Assets - Securities
Common Stocks	3,994,996	—	—	3,994,996
Short Term Investments	123,013	1,521	—	124,534
	4,118,009	1,521	—	4,119,530
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(32)	—	—	(32)
	(32)	—	—	(32)
JNL/Goldman Sachs International 5 Fund
Assets - Securities
Common Stocks	3,386	49,742	—	53,128
Preferred Stocks	443	—	—	443
Investment Companies	45	—	—	45
Short Term Investments	2,826	55	—	2,881
	6,700	49,797	—	56,497
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(11)	—	—	(11)
Open Forward Foreign Currency Contracts	—	—	—	—
	(11)	—	—	(11)
JNL/Goldman Sachs Intrinsic Value Fund
Assets - Securities
Common Stocks	1,770,345	—	—	1,770,345
Short Term Investments	39,123	2,191	—	41,314
	1,809,468	2,191	—	1,811,659
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(173)	—	—	(173)
	(173)	—	—	(173)
JNL/Goldman Sachs Total Yield Fund
Assets - Securities
Common Stocks	1,557,621	—	—	1,557,621
Short Term Investments	48,941	954	—	49,895
	1,606,562	954	—	1,607,516
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(62)	—	—	(62)
	(62)	—	—	(62)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks
China	118,643	99,965	—	218,608
India	19,722	83,421	—	103,143
United States of America	51,628	—	—	51,628
Russian Federation	29,964	17,507	—	47,471
Taiwan	—	46,445	—	46,445
South Korea	—	37,931	—	37,931
Argentina	31,418	—	—	31,418
Singapore	20,090	—	—	20,090
Netherlands	—	19,576	—	19,576
Brazil	10,029	—	—	10,029
Hong Kong	—	6,742	—	6,742
Indonesia	—	6,131	—	6,131
Participatory Notes	—	74,222	—	74,222
Short Term Investments	5,220	—	—	5,220
	286,714	391,940	—	678,654
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(60)	—	(60)
	—	(60)	—	(60)
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
United States of America	271,465	—	—	271,465
Switzerland	—	111,861	—	111,861
Germany	—	88,067	—	88,067
United Kingdom	17,731	26,654	—	44,385
France	—	32,094	—	32,094
Netherlands	—	25,670	—	25,670
South Africa	—	21,906	—	21,906
South Korea	—	16,061	—	16,061
Japan	—	12,976	—	12,976
China	10,440	—	—	10,440
Mexico	6,511	—	—	6,511
Preferred Stocks	5,475	—	—	5,475
Short Term Investments	15,025	—	—	15,025
	326,647	335,289	—	661,936
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(309)	—	(309)
	—	(309)	—	(309)
JNL/Heitman U.S. Focused Real Estate Fund
Assets - Securities
Common Stocks	165,848	—	—	165,848
Short Term Investments	2,389	—	—	2,389
	168,237	—	—	168,237
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	792,242	157,945	—	950,187
Short Term Investments	67,524	—	—	67,524
	859,766	157,945	—	1,017,711
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	352	—	352
	—	352	—	352
JNL/Invesco Global Growth Fund
Assets - Securities
Common Stocks
United States of America	1,357,132	—	—	1,357,132
Japan	—	372,474	—	372,474
France	—	181,164	—	181,164
China	105,166	—	—	105,166
Germany	—	82,163	—	82,163
Sweden	—	74,864	—	74,864
Netherlands	8,358	60,343	—	68,701
India	25,736	35,589	—	61,325
Spain	—	29,520	—	29,520
United Kingdom	25,632	—	—	25,632
Brazil	19,926	—	—	19,926
Switzerland	—	9,075	—	9,075
Italy	—	5,203	—	5,203
Denmark	1,762	—	—	1,762
Preferred Stocks	70	—	—	70
Short Term Investments	17,063	—	—	17,063
	1,560,845	850,395	—	2,411,240

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	414,402	—	—	414,402
Japan	—	92,397	—	92,397
Hong Kong	—	82,753	—	82,753
Germany	—	50,326	—	50,326
United Kingdom	—	32,934	—	32,934
Singapore	—	26,124	—	26,124
Australia	—	22,641	—	22,641
Canada	22,602	—	—	22,602
France	—	15,008	—	15,008
China	—	14,974	—	14,974
Sweden	—	13,564	—	13,564
Philippines	—	10,463	—	10,463
Belgium	—	10,369	—	10,369
Luxembourg	—	7,922	—	7,922
Spain	—	7,418	—	7,418
Thailand	—	6,077	—	6,077
Brazil	4,087	—	—	4,087
Mexico	3,263	—	—	3,263
South Africa	—	2,114	—	2,114
Netherlands	—	1,927	—	1,927
Indonesia	—	1,895	—	1,895
India	—	1,821	—	1,821
Malta	—	—	4	4
Short Term Investments	18,352	—	—	18,352
	462,706	400,727	4	863,437
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(3)	—	(3)
	—	(3)	—	(3)
JNL/Invesco International Growth Fund
Assets - Securities
Common Stocks	309,911	664,926	—	974,837
Short Term Investments	41,398	—	—	41,398
	351,309	664,926	—	1,016,235
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,876,462	11,830	—	1,888,292
Short Term Investments	28,414	—	—	28,414
	1,904,876	11,830	—	1,916,706

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks
United States of America	284,570	117	3	284,690
China	20,411	33,006	—	53,417
United Kingdom	2,156	45,425	—	47,581
Japan	—	46,172	—	46,172
Switzerland	5,689	24,951	—	30,640
France	—	27,896	—	27,896
Germany	—	24,552	—	24,552
Netherlands	3,337	15,305	—	18,642
Hong Kong	—	17,498	—	17,498
South Korea	—	17,206	—	17,206
Taiwan	5,686	10,811	—	16,497
Australia	—	12,029	—	12,029
India	3,384	8,284	—	11,668
Sweden	—	11,024	—	11,024
Denmark	—	9,597	—	9,597
Canada	8,521	—	—	8,521
Spain	—	8,208	—	8,208
Russian Federation	—	5,295	—	5,295
South Africa	—	4,387	—	4,387
Singapore	2,226	1,524	—	3,750
Finland	—	3,676	—	3,676
Mexico	3,154	—	—	3,154
Italy	9	2,938	—	2,947
Indonesia	—	2,920	—	2,920
Ireland	1,607	1,009	—	2,616
Belgium	—	2,587	—	2,587
Brazil	2,566	—	—	2,566
Peru	2,017	—	—	2,017
Poland	—	1,557	42	1,599
Austria	—	1,465	—	1,465
Thailand	—	941	—	941
Norway	—	883	—	883
Macau	—	611	—	611
Israel	—	501	—	501
Hungary	—	476	—	476
New Zealand	—	460	—	460
Portugal	—	260	—	260
Luxembourg	—	143	—	143
Cambodia	—	26	—	26
Corporate Bonds And Notes	—	413,592	—	413,592
Government And Agency Obligations	—	135,508	—	135,508
Non-U.S. Government Agency Asset-Backed Securities	—	6,273	—	6,273
Preferred Stocks	2,443	—	—	2,443
Senior Floating Rate Instruments	—	—	7	7
Short Term Investments	66,768	41,804	—	108,572
	414,544	940,917	52	1,355,513
Liabilities - Securities
Common Stocks	(10,857)	—	—	(10,857)
Investment Companies	(841)	—	—	(841)
	(11,698)	—	—	(11,698)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,392	—	—	2,392
Exchange Traded Purchased Options	4,566	—	—	4,566
Open Forward Foreign Currency Contracts	—	2,019	—	2,019
	6,958	2,019	—	8,977
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,683)	—	—	(1,683)
Open Forward Foreign Currency Contracts	—	(212)	—	(212)
	(1,683)	(212)	—	(1,895)
JNL/JPMorgan Growth & Income Fund
Assets - Securities
Common Stocks	909,471	—	1,251	910,722
Other Equity Interests	—	13	—	13
Short Term Investments	3,351	—	—	3,351
	912,822	13	1,251	914,086
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	471,035	—	—	471,035
Short Term Investments	9,377	—	—	9,377
	480,412	—	—	480,412

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Hedged Equity Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	130	—	—	130
Exchange Traded Purchased Options	17,433	—	—	17,433
	17,563	—	—	17,563
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(16,720)	—	—	(16,720)
	(16,720)	—	—	(16,720)
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	2,982,371	—	—	2,982,371
Short Term Investments	88,122	—	—	88,122
	3,070,493	—	—	3,070,493
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	1,869,611	6,817	1,876,428
Corporate Bonds And Notes	—	177,894	—	177,894
Non-U.S. Government Agency Asset-Backed Securities	—	165,812	—	165,812
Short Term Investments	145,999	—	—	145,999
	145,999	2,213,317	6,817	2,366,133
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	46,413	237,804	—	284,217
Preferred Stocks	8,455	—	—	8,455
Short Term Investments	7,332	—	—	7,332
	62,200	237,804	—	300,004
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	577,471	165,374	—	742,845
Short Term Investments	4,879	—	—	4,879
	582,350	165,374	—	747,724
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL/Lord Abbett Short Duration Income Fund
Assets - Securities
Corporate Bonds And Notes	—	117,349	—	117,349
Non-U.S. Government Agency Asset-Backed Securities	—	61,910	—	61,910
Government And Agency Obligations	—	19,209	—	19,209
Senior Floating Rate Instruments	—	3,571	1,469	5,040
Short Term Investments	1,870	7,277	—	9,147
	1,870	209,316	1,469	212,655
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	17	—	—	17
	17	—	—	17
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(13)	—	—	(13)
	(13)	—	—	(13)
JNL/Mellon Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	957,771	—	957,771
Corporate Bonds And Notes	—	381,898	—	381,898
Non-U.S. Government Agency Asset-Backed Securities	—	21,563	—	21,563
Short Term Investments	116,829	—	—	116,829
	116,829	1,361,232	—	1,478,061
Liabilities - Securities
Government And Agency Obligations	—	(1,024)	—	(1,024)
	—	(1,024)	—	(1,024)
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	207,022	—	—	207,022
Short Term Investments	1,439	89	—	1,528
	208,461	89	—	208,550
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(4)	—	—	(4)
	(4)	—	—	(4)
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,533,870	—	—	1,533,870
Rights	—	—	3	3
Short Term Investments	21,436	556	—	21,992
	1,555,306	556	3	1,555,865

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Discretionary Sector Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2)	—	—	(2)
	(2)	—	—	(2)
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	202,258	—	—	202,258
Short Term Investments	1,567	103	—	1,670
	203,825	103	—	203,928
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	—	—	—	—
	—	—	—	—
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	1,082,681	—	—	1,082,681
Short Term Investments	7,088	636	—	7,724
	1,089,769	636	—	1,090,405
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(43)	—	—	(43)
	(43)	—	—	(43)
JNL/Mellon Emerging Markets Index Fund
Assets - Securities
Common Stocks	194,280	766,696	584	961,560
Preferred Stocks	19,576	564	—	20,140
Warrants	4	7	—	11
Rights	—	—	—	—
Short Term Investments	22,794	1,847	—	24,641
	236,654	769,114	584	1,006,352
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(77)	—	—	(77)
	(77)	—	—	(77)
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	647,848	—	—	647,848
Short Term Investments	7,064	545	—	7,609
	654,912	545	—	655,457
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(221)	—	—	(221)
	(221)	—	—	(221)
JNL/Mellon Equity Income Fund
Assets - Securities
Common Stocks	178,433	—	—	178,433
Short Term Investments	326	—	—	326
	178,759	—	—	178,759
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	935,274	—	—	935,274
Rights	—	—	—	—
Short Term Investments	7,786	897	—	8,683
	943,060	897	—	943,957
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	56	—	—	56
	56	—	—	56
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	3,464,124	—	—	3,464,124
Rights	—	—	56	56
Short Term Investments	46,843	1,277	—	48,120
	3,510,967	1,277	56	3,512,300
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	88	—	—	88
	88	—	—	88
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	68,997	—	—	68,997
Short Term Investments	796	83	—	879
	69,793	83	—	69,876
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(11)	—	—	(11)
	(11)	—	—	(11)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	4,465,942	—	—	4,465,942
Short Term Investments	21,182	1,117	—	22,299
	4,487,124	1,117	—	4,488,241
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	233	—	—	233
	233	—	—	233
JNL/Mellon International Index Fund
Assets - Securities
Common Stocks	34,288	1,471,783	—	1,506,071
Preferred Stocks	10,997	—	—	10,997
Short Term Investments	67,421	833	—	68,254
	112,706	1,472,616	—	1,585,322
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	82	—	82
	—	82	—	82
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(139)	—	—	(139)
Open Forward Foreign Currency Contracts	—	(142)	—	(142)
	(139)	(142)	—	(281)
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	44,374	—	—	44,374
Investment Companies	40	—	—	40
Short Term Investments	667	60	—	727
	45,081	60	—	45,141
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(9)	—	—	(9)
	(9)	—	—	(9)
JNL/Mellon MSCI KLD 400 Social Index Fund
Assets - Securities
Common Stocks	109,483	—	—	109,483
Investment Companies	76	—	—	76
Short Term Investments	648	44	—	692
	110,207	44	—	110,251
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3)	—	—	(3)
	(3)	—	—	(3)
JNL/Mellon MSCI World Index Fund
Assets - Securities
Common Stocks	232,058	97,703	—	329,761
Preferred Stocks	735	—	—	735
Short Term Investments	3,249	235	—	3,484
	236,042	97,938	—	333,980
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3	—	—	3
Open Forward Foreign Currency Contracts	—	10	—	10
	3	10	—	13
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(15)	—	—	(15)
Open Forward Foreign Currency Contracts	—	(10)	—	(10)
	(15)	(10)	—	(25)
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	5,046,155	—	—	5,046,155
Short Term Investments	38,158	2,498	—	40,656
	5,084,313	2,498	—	5,086,811
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	587	—	—	587
	587	—	—	587
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	105,225	—	—	105,225
Short Term Investments	1,198	71	—	1,269
	106,423	71	—	106,494
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3)	—	—	(3)
	(3)	—	—	(3)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon S&P 400 MidCap Index Fund
Assets - Securities
Common Stocks	2,851,876	—	—	2,851,876
Short Term Investments	31,638	2,285	—	33,923
	2,883,514	2,285	—	2,885,799
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	—	—	—	—
	—	—	—	—
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	9,544,173	—	—	9,544,173
Short Term Investments	257,582	4,558	—	262,140
	9,801,755	4,558	—	9,806,313
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,059	—	—	1,059
	1,059	—	—	1,059
JNL/Mellon Small Cap Index Fund
Assets - Securities
Common Stocks	2,094,983	—	—	2,094,983
Investment Companies	10,573	—	—	10,573
Short Term Investments	69,917	886	—	70,803
	2,175,473	886	—	2,176,359
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(201)	—	—	(201)
	(201)	—	—	(201)
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	285,701	—	—	285,701
Short Term Investments	626	159	—	785
	286,327	159	—	286,486
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	7	—	—	7
	7	—	—	7
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	1,423,875	4,381	—	1,428,256
Short Term Investments	14,009	—	—	14,009
	1,437,884	4,381	—	1,442,265
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	803,779	—	—	803,779
Short Term Investments	11,096	499	—	11,595
	814,875	499	—	815,374
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	30	—	—	30
	30	—	—	30
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	1,026	—	1,026
Short Term Investments	2,792	5,999	—	8,791
	2,792	7,025	—	9,817
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	879	—	—	879
	879	—	—	879
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(35)	—	—	(35)
	(35)	—	—	(35)
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Corporate Bonds And Notes	—	434,052	—	434,052
Government And Agency Obligations	—	371,631	—	371,631
Senior Floating Rate Instruments[2]	—	61,561	1,251	62,812
Non-U.S. Government Agency Asset-Backed Securities	—	51,195	—	51,195
Short Term Investments	18,793	58,131	—	76,924
	18,793	976,570	1,251	996,614
Liabilities - Securities
Senior Floating Rate Instruments[2]	—	(3)	—	(3)
	—	(3)	—	(3)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	108	—	—	108
	108	—	—	108

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Strategic Income Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(373)	—	—	(373)
	(373)	—	—	(373)
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	900,160	—	900,160
Non-U.S. Government Agency Asset-Backed Securities	—	620,493	—	620,493
Corporate Bonds And Notes	—	619,902	—	619,902
Senior Floating Rate Instruments	—	76,383	66	76,449
Common Stocks	1,439	9	—	1,448
Warrants	—	1,318	—	1,318
Rights	—	—	929	929
Other Equity Interests	—	—	—	—
Short Term Investments	5,145	7,592	—	12,737
	6,584	2,225,857	995	2,233,436
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,067	—	—	1,067
Centrally Cleared Interest Rate Swap Agreements	—	3,398	—	3,398
Centrally Cleared Credit Default Swap Agreements	—	1,711	—	1,711
OTC Purchased Options	—	119	—	119
Open Forward Foreign Currency Contracts	—	3,571	—	3,571
OTC Interest Rate Swap Agreements	—	75	—	75
OTC Credit Default Swap Agreements	—	2,170	—	2,170
	1,067	11,044	—	12,111
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(13)	—	—	(13)
Centrally Cleared Interest Rate Swap Agreements	—	(28,210)	—	(28,210)
Centrally Cleared Credit Default Swap Agreements	—	(104)	—	(104)
OTC Written Options	—	(333)	—	(333)
Open Forward Foreign Currency Contracts	—	(2,277)	—	(2,277)
OTC Credit Default Swap Agreements	—	(110)	—	(110)
	(13)	(31,034)	—	(31,047)
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,333,036	—	1,333,036
Government And Agency Obligations	—	368,408	—	368,408
Non-U.S. Government Agency Asset-Backed Securities	—	54,277	—	54,277
Senior Floating Rate Instruments	—	25,338	—	25,338
Preferred Stocks	330	—	—	330
Warrants	—	—	—	—
Other Equity Interests	—	—	—	—
Short Term Investments	8,953	97,138	—	106,091
	9,283	1,878,197	—	1,887,480
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	36	—	—	36
Centrally Cleared Interest Rate Swap Agreements	—	71	—	71
Centrally Cleared Credit Default Swap Agreements	—	13	—	13
Open Forward Foreign Currency Contracts	—	590	—	590
OTC Credit Default Swap Agreements	—	488	—	488
	36	1,162	—	1,198
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(94)	—	—	(94)
Centrally Cleared Interest Rate Swap Agreements	—	(57)	—	(57)
Centrally Cleared Credit Default Swap Agreements	—	(5,208)	—	(5,208)
OTC Written Options	—	(500)	—	(500)
Open Forward Foreign Currency Contracts	—	(283)	—	(283)
OTC Credit Default Swap Agreements	—	(270)	—	(270)
	(94)	(6,318)	—	(6,412)
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	1,883,148	—	1,883,148
Non-U.S. Government Agency Asset-Backed Securities	—	152,137	—	152,137
Corporate Bonds And Notes	—	67,223	—	67,223
Preferred Stocks	671	—	—	671
Short Term Investments	—	18,896	—	18,896
	671	2,121,404	—	2,122,075
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,077	—	—	1,077
Centrally Cleared Interest Rate Swap Agreements	—	4,529	—	4,529
Centrally Cleared Credit Default Swap Agreements	—	53	—	53
Open Forward Foreign Currency Contracts	—	3,649	—	3,649
	1,077	8,231	—	9,308

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Real Return Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,266)	—	—	(1,266)
Centrally Cleared Interest Rate Swap Agreements	—	(3,375)	—	(3,375)
Centrally Cleared Credit Default Swap Agreements	—	(1,248)	—	(1,248)
Exchange Traded Futures Options	(2)	—	—	(2)
OTC Written Options	—	(274)	—	(274)
Open Forward Foreign Currency Contracts	—	(97)	—	(97)
	(1,268)	(4,994)	—	(6,262)
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments[2]	—	1,006,550	12,571	1,019,121
Non-U.S. Government Agency Asset-Backed Securities	—	13,460	—	13,460
Investment Companies	10,460	—	—	10,460
Corporate Bonds And Notes	—	10,148	—	10,148
Common Stocks	159	—	670	829
Warrants	—	309	1	310
Other Equity Interests	—	—	—	—
Short Term Investments	32,040	—	—	32,040
	42,659	1,030,467	13,242	1,086,368
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,649,028	9,730	1,658,758
Senior Floating Rate Instruments[2]	—	52,484	—	52,484
Investment Companies	22,378	—	—	22,378
Preferred Stocks	4,634	—	—	4,634
Non-U.S. Government Agency Asset-Backed Securities	—	4,614	—	4,614
Common Stocks	2,175	—	—	2,175
Warrants	—	908	—	908
Other Equity Interests	—	—	—	—
Short Term Investments	74,877	—	—	74,877
	104,064	1,707,034	9,730	1,820,828
JNL/PPM America Small Cap Value Fund
Assets - Securities
Common Stocks	332,880	—	—	332,880
Short Term Investments	307	—	—	307
	333,187	—	—	333,187
JNL/PPM America Total Return Fund
Assets - Securities
Corporate Bonds And Notes	—	941,178	6,389	947,567
Government And Agency Obligations	—	689,489	—	689,489
Non-U.S. Government Agency Asset-Backed Securities	—	142,197	—	142,197
Senior Floating Rate Instruments	—	22,408	—	22,408
Short Term Investments	114,962	—	—	114,962
	114,962	1,795,272	6,389	1,916,623
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	542	—	—	542
	542	—	—	542
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(567)	—	—	(567)
Centrally Cleared Credit Default Swap Agreements	—	(162)	—	(162)
	(567)	(162)	—	(729)
JNL/RAFI Fundamental Asia Developed Fund
Assets - Securities
Common Stocks	208	162,520	100	162,828
Investment Companies	4,596	—	—	4,596
Short Term Investments	6,666	214	—	6,880
	11,470	162,734	100	174,304
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	44	—	—	44
Open Forward Foreign Currency Contracts	—	13	—	13
	44	13	—	57
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(17)	—	—	(17)
Open Forward Foreign Currency Contracts	—	(13)	—	(13)
	(17)	(13)	—	(30)
JNL/RAFI Fundamental Europe Fund
Assets - Securities
Common Stocks	3,903	220,331	4	224,238
Preferred Stocks	3,739	—	—	3,739
Short Term Investments	2,788	154	—	2,942
	10,430	220,485	4	230,919

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Fundamental Europe Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	13	—	13
	—	13	—	13
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(12)	—	—	(12)
Open Forward Foreign Currency Contracts	—	(11)	—	(11)
	(12)	(11)	—	(23)
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	332,107	—	—	332,107
Warrants	—	—	—	—
Short Term Investments	5,491	193	—	5,684
	337,598	193	—	337,791
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(9)	—	—	(9)
	(9)	—	—	(9)
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,343,423	—	—	2,343,423
Preferred Stocks	377	—	—	377
Short Term Investments	15,571	655	—	16,226
	2,359,371	655	—	2,360,026
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(59)	—	—	(59)
	(59)	—	—	(59)
JNL/T. Rowe Price Balanced Fund
Assets - Securities
Common Stocks	213,113	80,579	—	293,692
Corporate Bonds And Notes	—	75,320	—	75,320
Government And Agency Obligations	—	56,703	—	56,703
Non-U.S. Government Agency Asset-Backed Securities	—	13,635	—	13,635
Senior Floating Rate Instruments	—	609	—	609
Preferred Stocks	407	—	—	407
Short Term Investments	22,373	25	—	22,398
	235,893	226,871	—	462,764
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	9	—	—	9
	9	—	—	9
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1)	—	—	(1)
	(1)	—	—	(1)
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	5,342,810	—	—	5,342,810
Senior Floating Rate Instruments	—	724,418	28,505	752,923
Corporate Bonds And Notes	—	655,256	—	655,256
Preferred Stocks	190,076	—	—	190,076
Non-U.S. Government Agency Asset-Backed Securities	—	13,420	—	13,420
Trust Preferreds	7,845	—	—	7,845
Investment Companies	1,252	—	—	1,252
Short Term Investments	1,003,705	—	—	1,003,705
	6,545,688	1,393,094	28,505	7,967,287
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Options	—	(60,667)	—	(60,667)
	—	(60,667)	—	(60,667)
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	11,160,393	128,796	6,435	11,295,624
Preferred Stocks	—	—	23,639	23,639
Short Term Investments	48,551	—	—	48,551
	11,208,944	128,796	30,074	11,367,814
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	5,781,012	—	—	5,781,012
Warrants	559	—	—	559
Preferred Stocks	—	—	—	—
Short Term Investments	172,289	—	—	172,289
	5,953,860	—	—	5,953,860

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	873,562	—	873,562
Non-U.S. Government Agency Asset-Backed Securities	—	485,045	—	485,045
Government And Agency Obligations	—	324,893	—	324,893
Short Term Investments	25,126	5,676	—	30,802
	25,126	1,689,176	—	1,714,302
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	69	—	—	69
	69	—	—	69
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(102)	—	—	(102)
	(102)	—	—	(102)
JNL/T. Rowe Price U.S. High Yield Fund
Assets - Securities
Corporate Bonds And Notes	—	527,705	—	527,705
Senior Floating Rate Instruments	—	17,566	—	17,566
Preferred Stocks	4,384	—	—	4,384
Warrants	—	—	4	4
Common Stocks	—	—	4	4
Short Term Investments	44,887	—	—	44,887
	49,271	545,271	8	594,550
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	3,979,817	9,492	—	3,989,309
Preferred Stocks	6,716	—	—	6,716
Short Term Investments	33,387	—	—	33,387
	4,019,920	9,492	—	4,029,412
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
Switzerland	—	235,398	—	235,398
Canada	209,466	—	—	209,466
United Kingdom	38,969	127,008	—	165,977
United States of America	161,553	—	—	161,553
France	—	143,222	—	143,222
Netherlands	63,614	43,131	—	106,745
Ireland	105,993	—	—	105,993
Argentina	91,335	—	—	91,335
Denmark	—	90,758	—	90,758
Taiwan	90,614	—	—	90,614
Australia	—	84,779	—	84,779
China	—	76,872	—	76,872
Hong Kong	—	70,824	—	70,824
Japan	—	64,298	—	64,298
Sweden	—	51,928	—	51,928
India	44,184	—	—	44,184
Italy	—	38,003	—	38,003
Spain	—	28,621	—	28,621
Short Term Investments	64,380	—	—	64,380
	870,108	1,054,842	—	1,924,950
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	62,305	2,107	—	64,412
Other Equity Interests	—	—	10,376	10,376
Senior Floating Rate Instruments	—	9,904	166	10,070
Corporate Bonds And Notes	—	8,778	—	8,778
Preferred Stocks	7,214	—	—	7,214
Investment Companies	7,066	—	—	7,066
Warrants	1,867	—	8	1,875
Rights	561	—	384	945
Short Term Investments	339	—	—	339
	79,352	20,789	10,934	111,075
Liabilities - Securities
Government And Agency Obligations	—	(254)	—	(254)
	—	(254)	—	(254)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	774	—	—	774
OTC Purchased Options	—	192	—	192
Open Forward Foreign Currency Contracts	—	410	—	410
OTC Total Return Swap Agreements	5,308	5,186	—	10,494
	6,082	5,788	—	11,870

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Westchester Capital Event Driven Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(1,728)	—	—	(1,728)
OTC Written Options	—	(1,230)	—	(1,230)
Open Forward Foreign Currency Contracts	—	(844)	—	(844)
OTC Total Return Swap Agreements	(6,676)	(3,803)	—	(10,479)
	(8,404)	(5,877)	—	(14,281)
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	5,350,025	230,701	—	5,580,726
Government And Agency Obligations	—	1,536,952	—	1,536,952
Corporate Bonds And Notes	—	979,750	—	979,750
Non-U.S. Government Agency Asset-Backed Securities	—	263,870	—	263,870
Short Term Investments	627,939	—	—	627,939
	5,977,964	3,011,273	—	8,989,237
Liabilities - Securities
Government And Agency Obligations	—	(1,190)	—	(1,190)
	—	(1,190)	—	(1,190)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	6	—	—	6
	6	—	—	6
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	2,215,880	—	2,215,880
Repurchase Agreements	—	1,100	—	1,100
	—	2,216,980	—	2,216,980
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,316,932	—	—	1,316,932
Short Term Investments	22,375	—	—	22,375
	1,339,307	—	—	1,339,307

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation/(depreciation) on the instrument. Purchased and written options are reflected at value.

2 Unfunded commitments are not reflected in the Schedules of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments in the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2020

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. The following table is a rollforward of individually significant securities by issuer Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2020:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL Multi-Manager Alternative Fund
Other Equity Interests	8,643	—	—	959	3,401	—	13,003[3]	959
JNL/Franklin Templeton Income Fund
Common Stocks	—	35,613[4]	—	—	—	(35,613)[4]	—	—
Common Stocks	—	22,487[5]	—	—	—	(22,487)[5]	—	—
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	—	6,701[6]	(6,701)[6]	—	—	—	—	—
JNL/Mellon Dow Index Fund
Common Stocks	—	11,439[7]	(11,439)[7]	—	—	—	—	—
JNL/Mellon Materials Sector Fund
Common Stocks	—	181[8]	(181)[8]	—	—	—	—	—
JNL/Westchester Capital Event Driven Fund
Other Equity Interests	13,348	—	—	23,010	5,932	(31,914)	10,376[9]	23,010
Senior Loan Interests	4,990[10]	—	(4,990)[10]	—	—	—	—	—
Common Stocks	—	5,532[11]	(5,532)[11]	—	—	—	—	—

1 Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at September 30, 2020.

2 There were no significant transfers between Level 3 and Level 2 valuations during the period ended September 30, 2020 except for those noted.

3 The fair value measurement of certain other equity interests held in JNL Multi-Manager Alternative Fund were determined based on multiple broker quotes. The other equity interest’s spread over the LIBOR rate is considered an unobservable input. Changes to the model inputs may result in changes to the other equity interest’s fair value measurements at September 30, 2020.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Multiple Broker Quote	Daily Trading Activity	22.60 – 22.675 (22.6375)

4 The fair value measurement of the common stocks held in JNL/Franklin Templeton Income Fund was determined based on terms of conversion and were considered a Level 3 valuation. The common stocks were sold during the period.

5 The fair value measurement of the common stocks held in JNL/Franklin Templeton Income Fund was determined based on terms of conversion and were considered a Level 3 valuation. The common stocks were sold during the period.

6 During the period, the valuation of certain common stocks held in JNL/Franklin Templeton International Small Cap Growth Fund were transferred from a Level 3 valuation to a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

7 During the period, the valuation of certain common stocks held in JNL/Mellon Dow Index Fund were transferred from a Level 3 valuation to a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

8 During the period, the valuation of certain common stocks held in JNL/Mellon Materials Sector Fund were transferred from a Level 3 valuation to a Level 1 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

9 The fair value measurement of certain other equity interests held in JNL/Westchester Capital Event Driven Fund were determined based on multiple broker quotes. The other equity interest’s spread over the LIBOR rate is considered an unobservable input. Changes to the model inputs may result in changes to the other equity interest’s fair value measurements at September 30, 2020.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Multiple Broker Quote	Daily Trading Activity	22.60 – 22.675 (22.6375)

† Unobservable inputs were weighted by the relative fair value of the instruments.

10 During the period, the valuation of certain senior loan interests held in JNL/Westchester Capital Event Driven Fund were transferred from a Level 3 valuation to a Level 2 valuation. Previously they were valued using Markit liquidity metrics and considered a Level 3 valuation.

11 During the period, the valuation of certain common stocks held in JNL/Westchester Capital Event Driven Fund were transferred from a Level 3 valuation to a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

Sub-Adviser Affiliates. PPM America, Inc., an affiliate of JNAM, serves as Sub-Adviser for JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Small Cap Value Fund and JNL/PPM America Total Return Fund.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.